UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

●	PIMCO Funds—Asset Allocation Funds
●	PIMCO Funds—Bond Funds
●	PIMCO Funds—Credit Bond Funds
●	PIMCO Funds—Fundamental Index Funds
●	PIMCO Funds—International Bond Funds
●	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
●	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
●	PIMCO Funds—PIMCO Income Fund
●	PIMCO Funds—PIMCO Low Duration Fund
●	PIMCO Funds—PIMCO Real Return Fund

To be filed under the immediately following companion submission of Form N-CSR:

●	PIMCO Funds—PIMCO Total Return Fund
●	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
●	PIMCO Funds—Real Return Strategy Funds
●	PIMCO Funds—Short Duration Strategy Funds
●	PIMCO Funds—StocksPLUS® Funds
●	PIMCO Funds—Tax-Efficient Strategy Funds
●	PIMCO Funds—PIMCO Unconstrained Bond Fund
●	PIMCO Funds—Private Account Portfolio Series
●	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
●	PIMCO Funds—PIMCO Total Return Fund IV
●	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
●	PIMCO Funds—PIMCO High Yield Fund
●	PIMCO Funds—PIMCO RAE Fundamental PLUS Fund

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Asset Allocation Funds

PIMCO Multi-Strategy Alternative Fund

PIMCO RealPath™ 2020 Fund

PIMCO RealPath™ 2025 Fund

PIMCO RealPath™ 2030 Fund

PIMCO RealPath™ 2035 Fund

PIMCO RealPath™ 2040 Fund

PIMCO RealPath™ 2045 Fund

PIMCO RealPath™ 2050 Fund

PIMCO RealPath™ 2055 Fund

PIMCO RealPath™ Income Fund

PIMCO Global Multi-Asset Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		17
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		40
Consolidated Statement of Assets and Liabilities		44
Statements of Operations		46
Consolidated Statement of Operations		48
Statements of Changes in Net Assets		49
Consolidated Statements of Changes in Net Assets		52
Consolidated Statement of Cash Flows		53
Notes to Financial Statements		122
Glossary		155
Approval of Investment Advisory Contract and Other Agreements		156
Results of Proxy Voting		163

Fund	Fund Summary	Schedule of Investments

PIMCO Multi-Strategy Alternative Fund	6	54
PIMCO RealPath™ 2020 Fund	7	61
PIMCO RealPath™ 2025 Fund	8	66
PIMCO RealPath™ 2030 Fund	9	71
PIMCO RealPath™ 2035 Fund	10	76
PIMCO RealPath™ 2040 Fund	11	81
PIMCO RealPath™ 2045 Fund	12	86
PIMCO RealPath™ 2050 Fund	13	92
PIMCO RealPath™ 2055 Fund	14	97
PIMCO RealPath™ Income Fund	15	101
PIMCO Global Multi-Asset Fund	16	106

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO ASSET ALLOCATION FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

The PIMCO Multi-Strategy Alternative Fund may invest its respective assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any funds of the PIMCO ETF Trust, an affiliated investment company. The PIMCO RealPath™ Funds and the PIMCO Global Multi-Asset Fund may invest their respective assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, except funds of funds. These underlying investments are referred to as “Underlying PIMCO Funds.”

The PIMCO Multi-Strategy Fund may also invest its respective assets in other affiliated and unaffiliated funds. The PIMCO RealPath™ Funds and the PIMCO Global Multi-Asset Fund also may invest their respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds. These underlying investments, together with the Underlying PIMCO Funds, are referred to as “Acquired Funds.” The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, allocation risk, Acquired Fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, volatility risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, privately issued mortgage-related securities risk, extension risk, prepayment risk, foreign (non-U.S.) investment risk, real estate risk, senior loan risk, emerging markets risk, sovereign debt risk, currency risk, smaller company risk, leveraging risk, small-cap and mid-cap company risk, tax risk, subsidiary risk, management risk, short sale risk, value investing risk, cash holdings risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The PIMCO RealPath™ Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire and plan to start withdrawing money (the “target date”). Each PIMCO RealPath™ Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any time, including the target date. A Fund’s shareholders may experience losses, including losses near, at, or after the target year indicated in the PIMCO RealPath™ Fund’s name.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

4	PIMCO ASSET ALLOCATION FUNDS

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (i) 12 months after purchases for purchase made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than

Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Multi-Strategy Alternative Fund	12/30/14	12/30/14	12/30/14	—	12/30/14	12/30/14	12/30/14	—
PIMCO RealPath™ 2020 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealPath™ 2025 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealPath™ 2030 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealPath™ 2035 Fund	06/30/11	06/30/11	10/31/11	06/30/11	06/30/11	06/30/11	06/30/11	06/30/11
PIMCO RealPath™ 2040 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealPath™ 2045 Fund	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12	02/29/12
PIMCO RealPath™ 2050 Fund	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO RealPath™ 2055 Fund	12/31/14	12/31/14	12/31/14	12/31/14	12/31/14	12/31/14	12/31/14	12/31/14
PIMCO RealPath™ Income	03/31/08	03/31/08	10/31/11	06/30/08	03/31/08	03/31/08	07/31/08	07/31/08
PIMCO Global Multi-Asset Fund	10/29/08	10/29/08	10/29/08	10/14/11	10/29/08	10/29/08	10/29/08	10/29/08

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO Multi-Strategy Alternative Fund

Institutional Class - PXAIX	Class A - PXAAX
Class P - PXAPX	Class C - PXACX
Class D - PXADX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Mutual Funds	77.1%
Short-Term Instruments‡	19.5%
U.S. Treasury Obligations	2.8%
Sovereign Issues	0.4%
Exchange-Traded Funds	0.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Cumulative Total Return for the period ended September 30, 2015
	6 Months*	Fund Inception (12/30/14)*
PIMCO Multi-Strategy Alternative Fund Institutional	-2.79%	-2.30%
PIMCO Multi-Strategy Alternative Fund Class P	-2.98%	-2.40%
PIMCO Multi-Strategy Alternative Fund Class D	-3.09%	-2.70%
PIMCO Multi-Strategy Alternative Fund Class A	-3.08%	-2.50%
PIMCO Multi-Strategy Alternative Fund Class A (adjusted)	-6.70%	-6.16%
PIMCO Multi-Strategy Alternative Fund Class C	-3.39%	-3.10%
PIMCO Multi-Strategy Alternative Fund Class C (adjusted)	-4.36%	-4.07%
3 Month USD LIBOR Index	0.14%	0.20%
Lipper Alternative Multi-Strategy Funds Average	-3.81%	-2.74%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 2.00% for Institutional Class shares, 2.10% for Class P shares, 2.40% for Class D shares, 2.40% for Class A shares and 3.15% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Multi-Strategy Alternative Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in multiple alternative strategies, which may be represented by a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), Fixed Income Instruments, equity securities, forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom.

Fund Insights

»

Allocations to global absolute return fixed income and credit relative value strategies, achieved primarily through the PIMCO Unconstrained Bond Fund and PIMCO Credit Absolute Return Fund, detracted from performance, as these Underlying PIMCO Funds posted negative performance during the reporting period.

»

Allocations to mortgage relative value strategies, achieved primarily through the PIMCO Mortgage Opportunities Fund, positively contributed to performance, as this Underlying PIMCO Fund gained in value during the reporting period.

»

Allocations to equity market-neutral strategies, via total return swaps that replicate index exposure, detracted from performance, as the Enhanced RAFI US Large Index underperformed the S&P 500 Index and the RAFI Country Neutral L/S Global Index posted negative performance during the reporting period.

»

Allocations to equity long/short strategies, achieved primarily through the PIMCO EqS Long/Short Fund and the PIMCO RAE Worldwide Long/Short PLUS Fund, detracted from performance, as these Underlying PIMCO Funds posted negative performance during the reporting period.

»

Allocations to managed futures strategies, achieved primarily through the PIMCO TRENDS Managed Futures Strategy Fund, detracted from performance, as this Underlying PIMCO Fund posted negative performance during the reporting period.

»	Allocations to a global macro strategy detracted from performance, as this underlying strategy posted negative performance during the reporting period.

6	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealPath™ 2020 Fund

Institutional Class - PRWIX	Class A - PTYAX
Class P - PTYPX	Class C - PTYCX
Administrative Class - PFNAX	Class R - PTYRX
Class D - PTYDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

PIMCO Total Return Fund	15.2%
PIMCO Real Return Asset Fund	10.8%
PIMCO Real Return Fund	8.3%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	7.8%
PIMCO Long Duration Total Return Fund	7.6%
Exchange-Traded Funds	5.3%
PIMCO RealEstateRealReturn Strategy Fund	5.1%
PIMCO High Yield Fund	5.0%
Other‡	34.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealPath™ 2020 Fund Institutional Class	-7.52%	-4.64%	2.78%	3.02%
PIMCO RealPath™ 2020 Fund Class P	-7.64%	-4.73%	2.68%	2.93%
PIMCO RealPath™ 2020 Fund Administrative Class	-7.60%	-4.90%	2.55%	2.79%
PIMCO RealPath™ 2020 Fund Class D	-7.74%	-5.10%	2.26%	2.48%
PIMCO RealPath™ 2020 Fund Class A	-7.76%	-5.10%	2.26%	2.46%
PIMCO RealPath™ 2020 Fund Class A (adjusted)	-12.82%	-10.32%	1.12%	1.69%
PIMCO RealPath™ 2020 Fund Class C	-8.16%	-5.92%	1.51%	1.72%
PIMCO RealPath™ 2020 Fund Class C (adjusted)	-9.07%	-6.82%	1.51%	1.72%
PIMCO RealPath™ 2020 Fund Class R	-7.82%	-5.34%	2.03%	2.24%
Real Return Target 2020 Index	-4.12%	-2.56%	3.65%	3.02%
Lipper Mixed-Asset Target 2020 Funds Average	-5.28%	-2.01%	5.73%	3.82%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.11% for Institutional Class shares, 1.21% for Class P shares, 1.36% for Administrative Class shares, 1.61% for Class D shares, 1.61% for Class A shares, 2.36% for Class C shares, and 1.86% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2020 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»

An underweight to U.S. large cap equities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO RealPath™ 2025 Fund

Institutional Class - PENTX	Class A - PENZX
Class P - PENPX	Class C - PENWX
Administrative Class - PENMX	Class R - PENRX
Class D - PENDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

PIMCO Real Return Asset Fund	10.5%
PIMCO Long Duration Total Return Fund	7.6%
PIMCO Total Return Fund	7.6%
PIMCO RealEstateRealReturn Strategy Fund	7.5%
PIMCO High Yield Fund	7.3%
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	6.9%
PIMCO Real Return Fund	6.6%
Exchange-Traded Funds	6.5%
PIMCO StocksPLUS® Absolute Return Fund	5.2%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5.1%
PIMCO StocksPLUS Small Fund	5.1%
Other‡	24.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealPath™ 2025 Fund Institutional Class	-8.44%	-5.51%	2.20%
PIMCO RealPath™ 2025 Fund Class P	-8.54%	-5.65%	2.09%
PIMCO RealPath™ 2025 Fund Administrative Class	-8.64%	-5.84%	1.92%
PIMCO RealPath™ 2025 Fund Class D	-8.75%	-5.98%	1.69%
PIMCO RealPath™ 2025 Fund Class A	-8.72%	-5.97%	1.72%
PIMCO RealPath™ 2025 Fund Class A (adjusted)	-13.70%	-11.13%	0.38%
PIMCO RealPath™ 2025 Fund Class C	-9.14%	-6.72%	0.93%
PIMCO RealPath™ 2025 Fund Class C (adjusted)	-10.04%	-7.60%	0.93%
PIMCO RealPath™ 2025 Fund Class R	-8.84%	-6.23%	1.42%
Real Return Target 2025 Index	-4.47%	-2.87%	2.37%
Lipper Mixed-Asset Target 2025 Funds Average	-6.03%	-2.49%	5.21%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.14% for Institutional Class shares, 1.24% for Class P shares, 1.39% for Administrative Class shares, 1.64% for Class D shares, 1.64% for Class A shares, 2.39% for Class C shares, and 1.89% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2025 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»

An underweight to U.S. large cap equities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

8	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealPath™ 2030 Fund

Institutional Class - PRLIX	Class A - PEHAX
Class P - PEHPX	Class C - PEHCX
Administrative Class - PNLAX	Class R - PEHRX
Class D - PEHDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

PIMCO Real Return Asset Fund	10.7%
PIMCO RealEstateRealReturn Strategy Fund	10.1%
Exchange-Traded Funds	10.0%
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	8.2%
PIMCO Long Duration Total Return Fund	7.5%
PIMCO High Yield Fund	7.5%
PIMCO StocksPLUS® Absolute Return Fund	7.0%
PIMCO StocksPLUS International Fund (Unhedged)	5.4%
Other‡	33.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealPath™ 2030 Fund Institutional Class	-9.33%	-6.40%	3.23%	2.79%
PIMCO RealPath™ 2030 Fund Class P	-9.34%	-6.39%	3.15%	2.72%
PIMCO RealPath™ 2030 Fund Administrative Class	-9.43%	-6.50%	2.99%	2.55%
PIMCO RealPath™ 2030 Fund Class D	-9.58%	-6.88%	2.71%	2.24%
PIMCO RealPath™ 2030 Fund Class A	-9.57%	-6.76%	2.72%	2.24%
PIMCO RealPath™ 2030 Fund Class A (adjusted)	-14.54%	-11.86%	1.55%	1.47%
PIMCO RealPath™ 2030 Fund Class C	-9.95%	-7.49%	1.94%	1.49%
PIMCO RealPath™ 2030 Fund Class C (adjusted)	-10.84%	-8.36%	1.94%	1.49%
PIMCO RealPath™ 2030 Fund Class R	-9.62%	-7.08%	2.45%	1.98%
Real Return Target 2030 Index	-5.05%	-3.43%	4.19%	2.69%
Lipper Mixed-Asset Target 2030 Funds Average	-6.84%	-3.08%	6.86%	4.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.19% for Institutional Class shares, 1.29% for Class P shares, 1.44% for Administrative Class shares, 1.69% for Class D shares, 1.69% for Class A shares, 2.44% for Class C shares, and 1.94% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2030 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»

An underweight to U.S. large cap equities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO RealPath™ 2035 Fund

Institutional Class - PIVIX	Class A - PIVAX
Class P - PIVPX	Class C - PIVWX
Administrative Class - PIVNX	Class R - PIVSX
Class D - PIVDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Exchange-Traded Funds	11.5%
PIMCO Real Return Asset Fund	10.5%
PIMCO RealEstateRealReturn Strategy Fund	10.1%
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	9.5%
PIMCO StocksPLUS® Absolute Return Fund	7.8%
PIMCO StocksPLUS Small Fund	7.6%
PIMCO Long Duration Total Return Fund	7.5%
PIMCO StocksPLUS International Fund (Unhedged)	6.7%
PIMCO High Yield Fund	5.0%
Other‡	23.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (06/30/11)
PIMCO RealPath™ 2035 Fund Institutional Class	-10.30%	-7.00%	2.58%
PIMCO RealPath™ 2035 Fund Class P	-10.36%	-7.10%	2.49%
PIMCO RealPath™ 2035 Fund Administrative Class	-10.50%	-7.24%	2.30%
PIMCO RealPath™ 2035 Fund Class D	-10.55%	-7.51%	2.06%
PIMCO RealPath™ 2035 Fund Class A	-10.52%	-7.47%	2.07%
PIMCO RealPath™ 2035 Fund Class A (adjusted)	-15.43%	-12.52%	0.73%
PIMCO RealPath™ 2035 Fund Class C	-10.86%	-8.19%	1.30%
PIMCO RealPath™ 2035 Fund Class C (adjusted)	-11.75%	-9.06%	1.30%
PIMCO RealPath™ 2035 Fund Class R	-10.74%	-7.76%	1.82%
Real Return Target 2035 Index	-5.85%	-4.24%	2.32%
Lipper Mixed-Asset Target 2035 Funds Average	-7.48%	-3.39%	5.80%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.21% for Institutional Class shares, 1.31% for Class P shares, 1.46% for Administrative Class shares, 1.71% for Class D shares, 1.71% for Class A shares, 2.46% for Class C shares, and 1.96% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2035 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»

An underweight to U.S. large cap equities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

10	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealPath™ 2040 Fund

Institutional Class - PROIX	Class A - POFAX
Class P - POFPX	Class C - POFCX
Administrative Class - PEOAX	Class R - POFRX
Class D - POFDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Exchange-Traded Funds	11.3%
PIMCO StocksPLUS Small Fund	10.1%
PIMCO RealEstateRealReturn Strategy Fund	10.0%
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	9.4%
PIMCO StocksPLUS® Absolute Return Fund	8.4%
PIMCO Real Return Asset Fund	8.0%
PIMCO Long Duration Total Return Fund	7.7%
PIMCO StocksPLUS International Fund (Unhedged)	6.6%
PIMCO StocksPLUS® Fund	5.5%
Other‡	23.0%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealPath™ 2040 Fund Institutional Class	-10.70%	-7.18%	3.77%	3.23%
PIMCO RealPath™ 2040 Fund Class P	-10.62%	-7.15%	3.70%	3.36%
PIMCO RealPath™ 2040 Fund Administrative Class	-10.81%	-7.43%	3.51%	2.99%
PIMCO RealPath™ 2040 Fund Class D	-10.94%	-7.66%	3.26%	2.68%
PIMCO RealPath™ 2040 Fund Class A	-10.82%	-7.54%	3.29%	2.69%
PIMCO RealPath™ 2040 Fund Class A (adjusted)	-15.73%	-12.67%	2.14%	1.93%
PIMCO RealPath™ 2040 Fund Class C	-11.18%	-8.22%	2.51%	1.94%
PIMCO RealPath™ 2040 Fund Class C (adjusted)	-12.06%	-9.08%	2.51%	1.94%
PIMCO RealPath™ 2040 Fund Class R	-11.01%	-7.91%	2.96%	2.43%
Real Return Target 2040 Index	-6.71%	-5.10%	4.75%	2.36%
Lipper Mixed-Asset Target 2040 Funds Average	-7.90%	-3.65%	7.43%	4.22%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.22% for Institutional Class shares, 1.32% for Class P shares, 1.47% for Administrative Class shares, 1.72% for Class D shares, 1.72% for Class A shares, 2.47% for Class C shares, and 1.97% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2040 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»

An underweight to U.S. large cap equities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO RealPath™ 2045 Fund

Institutional Class - PFZIX	Class A - PFZAX
Class P - PFZPX	Class C - PFZCX
Administrative Class - PFZMX	Class R - PFZRX
Class D - PFZDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Exchange-Traded Funds	13.7%
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	11.2%
PIMCO StocksPLUS Small Fund	10.1%
PIMCO RealEstateRealReturn Strategy Fund	10.0%
PIMCO StocksPLUS® Absolute Return Fund	8.5%
PIMCO Long Duration Total Return Fund	7.4%
PIMCO StocksPLUS International Fund (Unhedged)	7.4%
PIMCO StocksPLUS® Fund	5.8%
PIMCO Real Return Asset Fund	5.6%
Other‡	20.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (02/29/12)
PIMCO RealPath™ 2045 Fund Institutional Class	-11.16%	-7.86%	3.33%
PIMCO RealPath™ 2045 Fund Class P	-11.16%	-7.91%	3.23%
PIMCO RealPath™ 2045 Fund Administrative Class	-11.18%	-8.00%	3.09%
PIMCO RealPath™ 2045 Fund Class D	-11.39%	-8.32%	2.84%
PIMCO RealPath™ 2045 Fund Class A	-11.42%	-8.31%	2.83%
PIMCO RealPath™ 2045 Fund Class A (adjusted)	-16.28%	-13.38%	1.23%
PIMCO RealPath™ 2045 Fund Class C	-11.70%	-9.00%	2.05%
PIMCO RealPath™ 2045 Fund Class C (adjusted)	-12.57%	-9.85%	2.05%
PIMCO RealPath™ 2045 Fund Class R	-11.50%	-8.57%	2.55%
Real Return Target 2045 Index	-7.38%	-5.76%	3.40%
Lipper Mixed-Asset Target 2045 Funds Average	-8.08%	-3.73%	6.96%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.23% for Institutional Class shares, 1.33% for Class P shares, 1.48% for Administrative Class shares, 1.73% for Class D shares, 1.73% for Class A shares, 2.48% for Class C shares, and 1.98% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2045 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»

An underweight to U.S. large cap equities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

12	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealPath™ 2050 Fund

Institutional Class - PRMIX	Class A - PFYAX
Class P - PFYPX	Class C - PFYCX
Administrative Class - POTAX	Class R - PFYRX
Class D - PFYDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Exchange-Traded Funds	13.3%
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	11.6%
PIMCO StocksPLUS Small Fund	10.0%
PIMCO RealEstateRealReturn Strategy Fund	9.9%
PIMCO StocksPLUS® Absolute Return Fund	9.7%
PIMCO Long Duration Total Return Fund	7.5%
PIMCO StocksPLUS® Fund	6.9%
PIMCO StocksPLUS International Fund (Unhedged)	6.8%
Other‡	24.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealPath™ 2050 Fund Institutional Class	-11.11%	-7.54%	3.63%	3.29%
PIMCO RealPath™ 2050 Fund Class P	-11.01%	-7.58%	3.55%	3.43%
PIMCO RealPath™ 2050 Fund Administrative Class	-11.25%	-7.78%	3.34%	3.02%
PIMCO RealPath™ 2050 Fund Class D	-11.27%	-8.04%	3.04%	2.71%
PIMCO RealPath™ 2050 Fund Class A	-11.28%	-7.91%	3.10%	2.75%
PIMCO RealPath™ 2050 Fund Class A (adjusted)	-16.19%	-12.94%	1.94%	1.98%
PIMCO RealPath™ 2050 Fund Class C	-11.60%	-8.62%	2.34%	1.98%
PIMCO RealPath™ 2050 Fund Class C (adjusted)	-12.48%	-9.48%	2.34%	1.98%
PIMCO RealPath™ 2050 Fund Class R	-11.36%	-8.26%	2.81%	2.48%
Real Return Target 2050 Index	-7.84%	-6.16%	5.13%	2.35%
Real Return Target 2040+ Index**	-8.12%	-6.40%	5.19%	2.38%
Lipper Mixed-Asset Target 2050 Funds Average	-8.22%	-3.79%	7.65%	4.39%

All Fund returns are net of fees and expenses.

* Cumulative return.

** Prior to December 31, 2014, the Fund’s broad-based securities market index was the Real Return Target 2040+ Index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.22% for Institutional Class shares, 1.32% for Class P shares, 1.47% for Administrative Class shares, 1.72% for Class D shares, 1.72% for Class A shares, 2.47% for Class C shares, and 1.97% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2050 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»	An underweight to U.S. large cap equities over the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities for the majority of the reporting period detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

PIMCO RealPath™ 2055 Fund

Institutional Class - PRQIX	Class A - PQRAX
Class P - PQRPX	Class C - PQRCX
Administrative Class - PQRZX	Class R - PQRRX
Class D - PQRDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Exchange-Traded Funds	13.7%
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	11.7%
PIMCO StocksPLUS Small Fund	10.1%
PIMCO RealEstateRealReturn Strategy Fund	10.0%
PIMCO StocksPLUS® Absolute Return Fund	9.7%
PIMCO Long Duration Total Return Fund	7.5%
PIMCO StocksPLUS® Fund	7.1%
PIMCO StocksPLUS International Fund (Unhedged)	6.9%
Other‡	23.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Cumulative Total Return for the period ended September 30, 2015
	6 Months*	Fund Inception (12/31/14)*
PIMCO RealPath™ 2055 Fund Institutional	-10.69%	-7.83%
PIMCO RealPath™ 2055 Fund Class P	-10.65%	-7.88%
PIMCO RealPath™ 2055 Fund Administrative	-10.68%	-7.91%
PIMCO RealPath™ 2055 Fund Class D	-10.90%	-8.14%
PIMCO RealPath™ 2055 Fund Class A	-10.85%	-8.09%
PIMCO RealPath™ 2055 Fund Class A (adjusted)	-15.76%	-13.13%
PIMCO RealPath™ 2055 Fund Class C	-11.26%	-8.68%
PIMCO RealPath™ 2055 Fund Class C (adjusted)	-12.14%	-9.59%
PIMCO RealPath™ 2055 Fund Class R	-11.02%	-8.35%
Real Return Target 2040+ Index	-8.12%	-6.72%
Lipper Mixed-Asset Target 2055+ Funds Average	-8.02%	-5.58%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.21% for Institutional Class shares, 1.31% for Class P shares, 1.46% for Administrative Class shares, 1.71% for Class D shares, 1.71% for Class A shares, 2.46% for Class C shares, and 1.96% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ 2055 Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The primary difference between the PIMCO RealPath™ Funds is their asset allocation, which varies depending on the number of years left until the “self-elected” year of retirement indicated in the PIMCO RealPath™ Fund’s name.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date.

Fund Insights

»	An underweight to U.S. large cap equities over the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities for the majority of the reporting period benefited performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities for the majority of the reporting period detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns.

14	PIMCO ASSET ALLOCATION FUNDS

PIMCO RealPath™ Income Fund

Institutional Class - PRIEX	Class A - PTNAX
Class P - PTNPX	Class C - PTNCX
Administrative Class - PRNAX	Class R - PTNRX
Class D - PTNDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

PIMCO Total Return Fund	15.1%
PIMCO Real Return Fund	13.0%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	10.1%
PIMCO Real Return Asset Fund	8.0%
PIMCO Long Duration Total Return Fund	7.6%
Short-Term Instruments‡	5.8%
PIMCO RealEstateRealReturn Strategy Fund	5.0%
Other	35.4%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/31/08)
PIMCO RealPath™ Income Fund Institutional Class	-6.56%	-4.03%	3.00%	3.71%
PIMCO RealPath™ Income Fund Class P	-6.60%	-4.07%	2.90%	3.61%
PIMCO RealPath™ Income Fund Administrative Class	-6.57%	-4.15%	2.76%	3.46%
PIMCO RealPath™ Income Fund Class D	-6.73%	-4.42%	2.49%	3.16%
PIMCO RealPath™ Income Fund Class A	-6.79%	-4.50%	2.47%	3.17%
PIMCO RealPath™ Income Fund Class A (adjusted)	-11.91%	-9.74%	1.31%	2.39%
PIMCO RealPath™ Income Fund Class C	-7.12%	-5.20%	1.72%	2.40%
PIMCO RealPath™ Income Fund Class C (adjusted)	-8.05%	-6.11%	1.72%	2.40%
PIMCO RealPath™ Income Fund Class R	-6.85%	-4.71%	2.23%	2.90%
Real Return Target Today Index	-3.98%	-2.48%	3.43%	3.17%
Lipper Mixed-Asset Target Today Funds Average	-4.04%	-1.51%	3.85%	3.73%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.09% for Institutional Class shares, 1.19% for Class P shares, 1.34% for Administrative Class shares, 1.59% for Class D shares, 1.59% for Class A shares, 2.34% for Class C shares, and 1.84% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO RealPath™ Income Fund seeks to maximize real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, Fixed Income Instruments of varying maturities, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Unlike the other PIMCO RealPath™ Funds, the Fund does not include a “self-elected” year of retirement in its name because the Fund is managed for shareholders who are retired or about to retire soon and are more focused on preservation of capital and withdrawing portions of their investments.

»

The Fund’s target allocation is based on a “glide path” developed by PIMCO, meaning PIMCO may adjust the Fund’s actual asset allocation exposures based on PIMCO’s real-time views of perceived risks and opportunities. The target allocations change over time, generally becoming more conservative as the Fund approaches the target date and beyond.

Fund Insights

»

An underweight to U.S. large cap equities for the majority of the reporting period positively contributed to performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»

An underweight to long-term U.S. Treasury Inflation-Protected Securities during the first half of the reporting period benefited performance relative to PIMCO’s glide path, as the asset class posted negative returns during this portion of the reporting period.

»	Exposure to U.S. equities detracted from absolute performance, as the asset class posted negative returns during the reporting period.

»	An overweight to global equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

»	An overweight to emerging market equities detracted from performance relative to PIMCO’s glide path, as the asset class posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

PIMCO Global Multi-Asset Fund

Institutional Class - PGAIX	Class A - PGMAX
Class P - PGAPX	Class C - PGMCX
Administrative - PGAAX	Class R - PGMRX
Class D - PGMDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	32.8%
Mutual Funds	24.9%
Sovereign Issues	10.5%
Short-Term Instruments‡	8.7%
Common Stocks	7.8%
Corporate Bonds & Notes	7.5%
Other	7.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	-7.65%	-3.28%	1.45%	4.85%
PIMCO Global Multi-Asset Fund Class P	-7.74%	-3.37%	1.35%	4.75%
PIMCO Global Multi-Asset Fund Administrative Class	-7.75%	-3.46%	1.19%	4.54%
PIMCO Global Multi-Asset Fund Class D	-7.84%	-3.73%	0.86%	4.25%
PIMCO Global Multi-Asset Fund Class A	-7.93%	-3.82%	0.86%	4.24%
PIMCO Global Multi-Asset Fund Class A (adjusted)	-13.00%	-9.11%	-0.27%	3.67%
PIMCO Global Multi-Asset Fund Class C	-8.24%	-4.52%	0.10%	3.48%
PIMCO Global Multi-Asset Fund Class C (adjusted)	-9.16%	-5.48%	0.10%	3.48%
PIMCO Global Multi-Asset Fund Class R	-8.07%	-4.03%	0.60%	3.98%
60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged)±	-5.84%	-2.69%	5.72%	8.38%
MSCI All Country World Index (Unhedged)±±	-9.14%	-6.66%	6.82%	10.21%
Lipper Alternative Global Macro Funds Average	-7.33%	-6.31%	2.45%	5.66%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2008.

± Prior to July 31, 2015, the Fund’s primary benchmark was the MSCI All Country World Index.

±± Prior to July 31, 2015, the Fund’s secondary benchmark was the 60% MSCI ACWI/40% Barclay’s Global Aggregate Index (USD Hedged).

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.44% for Institutional Class shares, 1.54% for Class P shares, 1.69% for Administrative Class shares, 2.04% for Class D shares, 2.04% for Class A shares, 2.79% for Class C shares, and 2.29% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO Global Multi-Asset Fund seeks total return which exceeds that of a blend of 60% MSCI All Country World Index/40% Barclays Global Aggregate Index (USD Hedged), by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended, Fixed Income Instruments, equity securities, forwards and derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An overweight exposure to European equities detracted from relative performance, as these securities generally posted negative returns over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from relative performance, as breakeven inflation rates declined over the reporting period.

»

An overweight to intermediate-duration (or sensitivity to changes in market interest rates) exposure in Germany in the first half of the reporting period detracted from performance, as intermediate yields in Germany increased during this portion of the reporting period.

»	Exposure to high yield credit detracted from performance, as these high yield securities generally posted negative total returns during the reporting period.

»	An underweight to the euro detracted from performance, as the euro appreciated relative to the U.S. dollar during the reporting period.

»

An underweight exposure to developed market equities in Australia, Canada, Switzerland and the United Kingdom positively contributed to performance, as these securities generally lost value during the reporting period.

16	PIMCO ASSET ALLOCATION FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Multi-Strategy Alternative Fund
Institutional Class	$1,000.00	$972.10	$2.07	$1,000.00	$1,022.90	$2.12	0.42%
Class P	1,000.00	970.20	2.56	1,000.00	1,022.40	2.63	0.52
Class D	1,000.00	969.10	4.04	1,000.00	1,020.90	4.14	0.82
Class A	1,000.00	969.20	4.04	1,000.00	1,020.90	4.14	0.82
Class C	1,000.00	966.10	7.72	1,000.00	1,017.15	7.92	1.57
PIMCO RealPath™ 2020 Fund
Institutional Class	$1,000.00	$924.80	$0.19	$1,000.00	$1,024.80	$0.20	0.04%
Class P	1,000.00	923.60	0.67	1,000.00	1,024.30	0.71	0.14
Administrative Class	1,000.00	924.00	1.39	1,000.00	1,023.55	1.47	0.29
Class D	1,000.00	922.60	2.60	1,000.00	1,022.30	2.73	0.54
Class A	1,000.00	922.40	2.60	1,000.00	1,022.30	2.73	0.54
Class C	1,000.00	918.40	6.19	1,000.00	1,018.55	6.51	1.29
Class R	1,000.00	921.80	3.80	1,000.00	1,021.05	3.99	0.79

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealPath™ 2025 Fund
Institutional Class	$1,000.00	$915.60	$0.24	$1,000.00	$1,024.75	$0.25	0.05%
Class P	1,000.00	914.60	0.72	1,000.00	1,024.25	0.76	0.15
Administrative Class	1,000.00	913.60	1.44	1,000.00	1,023.50	1.52	0.30
Class D	1,000.00	912.50	2.63	1,000.00	1,022.25	2.78	0.55
Class A	1,000.00	912.80	2.63	1,000.00	1,022.25	2.78	0.55
Class C	1,000.00	908.60	6.20	1,000.00	1,018.50	6.56	1.30
Class R	1,000.00	911.60	3.82	1,000.00	1,021.00	4.04	0.80
PIMCO RealPath™ 2030 Fund
Institutional Class	$1,000.00	$906.70	$0.38	$1,000.00	$1,024.60	$0.40	0.08%
Class P	1,000.00	906.60	0.86	1,000.00	1,024.10	0.91	0.18
Administrative Class	1,000.00	905.70	1.57	1,000.00	1,023.35	1.67	0.33
Class D	1,000.00	904.20	2.76	1,000.00	1,022.10	2.93	0.58
Class A	1,000.00	904.30	2.76	1,000.00	1,022.10	2.93	0.58
Class C	1,000.00	900.50	6.32	1,000.00	1,018.35	6.71	1.33
Class R	1,000.00	903.80	3.95	1,000.00	1,020.85	4.19	0.83
PIMCO RealPath™ 2035 Fund
Institutional Class	$1,000.00	$897.00	$0.43	$1,000.00	$1,024.55	$0.46	0.09%
Class P	1,000.00	896.40	0.90	1,000.00	1,024.05	0.96	0.19
Administrative Class	1,000.00	895.00	1.61	1,000.00	1,023.30	1.72	0.34
Class D	1,000.00	894.50	2.79	1,000.00	1,022.05	2.98	0.59
Class A	1,000.00	894.80	2.79	1,000.00	1,022.05	2.98	0.59
Class C	1,000.00	891.40	6.34	1,000.00	1,018.30	6.76	1.34
Class R	1,000.00	892.60	3.97	1,000.00	1,020.80	4.24	0.84
PIMCO RealPath™ 2040 Fund
Institutional Class	$1,000.00	$893.00	$0.47	$1,000.00	$1,024.50	$0.51	0.10%
Class P	1,000.00	893.80	0.95	1,000.00	1,024.00	1.01	0.20
Administrative Class	1,000.00	891.90	1.66	1,000.00	1,023.25	1.77	0.35
Class D	1,000.00	890.60	2.84	1,000.00	1,022.00	3.03	0.60
Class A	1,000.00	891.80	2.84	1,000.00	1,022.00	3.03	0.60
Class C	1,000.00	888.20	6.37	1,000.00	1,018.25	6.81	1.35
Class R	1,000.00	889.90	4.02	1,000.00	1,020.75	4.29	0.85
PIMCO RealPath™ 2045 Fund
Institutional Class	$1,000.00	$888.40	$0.57	$1,000.00	$1,024.40	$0.61	0.12%
Class P	1,000.00	888.40	1.04	1,000.00	1,023.90	1.11	0.22
Administrative Class	1,000.00	888.20	1.75	1,000.00	1,023.15	1.87	0.37
Class D	1,000.00	886.10	2.92	1,000.00	1,021.90	3.13	0.62
Class A	1,000.00	885.80	2.92	1,000.00	1,021.90	3.13	0.62
Class C	1,000.00	883.00	6.45	1,000.00	1,018.15	6.91	1.37
Class R	1,000.00	885.00	4.10	1,000.00	1,020.65	4.39	0.87
PIMCO RealPath™ 2050 Fund
Institutional Class	$1,000.00	$888.90	$0.61	$1,000.00	$1,024.35	$0.66	0.13%
Class P	1,000.00	889.90	1.09	1,000.00	1,023.85	1.16	0.23
Administrative Class	1,000.00	887.50	1.79	1,000.00	1,023.10	1.92	0.38
Class D	1,000.00	887.30	2.97	1,000.00	1,021.85	3.18	0.63
Class A	1,000.00	887.20	2.97	1,000.00	1,021.85	3.18	0.63
Class C	1,000.00	884.00	6.50	1,000.00	1,018.10	6.96	1.38
Class R	1,000.00	886.40	4.15	1,000.00	1,020.60	4.45	0.88

18	PIMCO ASSET ALLOCATION FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RealPath™ 2055 Fund
Institutional Class	$1,000.00	$893.10	$0.66	$1,000.00	$1,024.30	$0.71	0.14%
Class P	1,000.00	893.50	1.14	1,000.00	1,023.80	1.21	0.24
Administrative Class	1,000.00	893.20	1.85	1,000.00	1,023.05	1.97	0.39
Class D	1,000.00	891.00	3.03	1,000.00	1,021.80	3.23	0.64
Class A	1,000.00	891.50	3.03	1,000.00	1,021.80	3.23	0.64
Class C	1,000.00	887.40	6.56	1,000.00	1,018.05	7.01	1.39
Class R	1,000.00	889.80	4.20	1,000.00	1,020.55	4.50	0.89
PIMCO RealPath™ Income Fund
Institutional Class	$1,000.00	$934.40	$0.10	$1,000.00	$1,024.90	$0.10	0.02%
Class P	1,000.00	934.00	0.58	1,000.00	1,024.40	0.61	0.12
Administrative Class	1,000.00	934.30	1.31	1,000.00	1,023.65	1.37	0.27
Class D	1,000.00	932.70	2.51	1,000.00	1,022.40	2.63	0.52
Class A	1,000.00	932.10	2.51	1,000.00	1,022.40	2.63	0.52
Class C	1,000.00	928.80	6.12	1,000.00	1,018.65	6.41	1.27
Class R	1,000.00	931.50	3.72	1,000.00	1,021.15	3.89	0.77
PIMCO Global Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$923.50	$3.61	$1,000.00	$1,021.25	$3.79	0.75%
Class P	1,000.00	922.60	4.09	1,000.00	1,020.75	4.29	0.85
Administrative Class	1,000.00	922.50	4.81	1,000.00	1,020.00	5.05	1.00
Class D	1,000.00	921.60	6.49	1,000.00	1,018.25	6.81	1.35
Class A	1,000.00	920.70	6.48	1,000.00	1,018.25	6.81	1.35
Class C	1,000.00	917.60	10.07	1,000.00	1,014.50	10.58	2.10
Class R	1,000.00	919.30	7.68	1,000.00	1,017.00	8.07	1.60

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

60% MSCI All Country World Index/40% Barclays Global Aggregate USD Hedged	The benchmark is a blend of 60% MSCI All Country World Index/40% Barclays Global Aggregate USD Hedged. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices. Barclays Global Aggregate (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index.

MSCI All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices. It is not possible to invest directly in an unmanaged index.

Real Return Target 2020 Index	Real Return Target 2020 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2025 Index	Real Return Target 2025 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2030 Index	Real Return Target 2030 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2035 Index	Real Return Target 2035 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2040 Index	Real Return Target 2040 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 2045 Index	Real Return Target 2045 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

20	PIMCO ASSET ALLOCATION FUNDS

Index	Description

Real Return Target 2050 Index	Real Return Target 2050 Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target 40+ Index	Real Return Target 40+ Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

Real Return Target Today Index	Real Return Target Today Index is a composite of other indexes. The sub-indexes represent stocks, bonds, TIPs, commodities and real estate securities. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Multi-Strategy Alternative Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.05	$0.14		$(0.42)	$(0.28)	$0.00	$0.00	$0.00	$0.00
12/30/2014 - 03/31/2015	10.00	0.03		0.02	0.05	0.00	0.00	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	10.06	0.13		(0.43)	(0.30)	0.00	0.00	0.00	0.00
12/30/2014 - 03/31/2015	10.00	0.02		0.04	0.06	0.00	0.00	0.00	0.00
Class D
04/01/2015 - 09/30/2015+	10.04	0.07		(0.38)	(0.31)	0.00	0.00	0.00	0.00
12/30/2014 - 03/31/2015	10.00	0.01		0.03	0.04	0.00	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	10.06	0.10		(0.41)	(0.31)	0.00	0.00	0.00	0.00
12/30/2014 - 03/31/2015	10.00	0.03		0.03	0.06	0.00	0.00	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	10.03	0.07		(0.41)	(0.34)	0.00	0.00	0.00	0.00
12/30/2014 - 03/31/2015	10.00	(0.00	)^	0.03	0.03	0.00	0.00	0.00	0.00

PIMCO RealPath™ 2020 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.29	$0.14		$(0.76)	$(0.62)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	8.33	0.39		0.06	0.45	(0.40)	(0.09)	0.00	(0.49)
03/31/2014	8.47	0.25		(0.15)	0.10	(0.23)	0.00	(0.01)	(0.24)
03/31/2013	8.17	0.38		0.35	0.73	(0.38)	0.00	(0.05)	(0.43)
03/31/2012	8.28	0.41		(0.18)	0.23	(0.31)	(0.03)	0.00	(0.34)
03/31/2011	8.10	0.60		0.17	0.77	(0.59)	0.00	0.00	(0.59)
Class P
04/01/2015 - 09/30/2015+	8.34	0.14		(0.77)	(0.63)	(0.10)	0.00	0.00	(0.10)
03/31/2015	8.33	0.19		0.26	0.45	(0.35)	(0.09)	0.00	(0.44)
03/31/2014	8.47	0.25		(0.16)	0.09	(0.22)	0.00	(0.01)	(0.23)
03/31/2013	8.18	0.47		0.24	0.71	(0.37)	0.00	(0.05)	(0.42)
10/31/2011 - 03/31/2012	8.18	0.15		0.07	0.22	(0.19)	(0.03)	0.00	(0.22)
Administrative Class
04/01/2015 - 09/30/2015+	8.47	0.13		(0.77)	(0.64)	(0.09)	0.00	0.00	(0.09)
03/31/2015	8.50	0.36		0.08	0.44	(0.38)	(0.09)	0.00	(0.47)
03/31/2014	8.64	0.24		(0.16)	0.08	(0.20)	0.00	(0.02)	(0.22)
03/31/2013	8.31	0.38		0.34	0.72	(0.34)	0.00	(0.05)	(0.39)
03/31/2012	8.42	0.37		(0.16)	0.21	(0.29)	(0.03)	0.00	(0.32)
03/31/2011	8.15	0.59		0.17	0.76	(0.49)	0.00	0.00	(0.49)
Class D
04/01/2015 - 09/30/2015+	8.30	0.12		(0.76)	(0.64)	(0.08)	0.00	0.00	(0.08)
03/31/2015	8.34	0.34		0.07	0.41	(0.36)	(0.09)	0.00	(0.45)
03/31/2014	8.49	0.20		(0.15)	0.05	(0.19)	0.00	(0.01)	(0.20)
03/31/2013	8.14	0.32		0.36	0.68	(0.28)	0.00	(0.05)	(0.33)
03/31/2012	8.25	0.28		(0.09)	0.19	(0.27)	(0.03)	0.00	(0.30)
03/31/2011	8.07	0.54		0.18	0.72	(0.54)	0.00	0.00	(0.54)
Class A
04/01/2015 - 09/30/2015+	8.27	0.12		(0.76)	(0.64)	(0.08)	0.00	0.00	(0.08)
03/31/2015	8.31	0.33		0.08	0.41	(0.36)	(0.09)	0.00	(0.45)
03/31/2014	8.46	0.21		(0.16)	0.05	(0.19)	0.00	(0.01)	(0.20)
03/31/2013	8.13	0.36		0.32	0.68	(0.30)	0.00	(0.05)	(0.35)
03/31/2012	8.24	0.28		(0.09)	0.19	(0.27)	(0.03)	0.00	(0.30)
03/31/2011	8.06	0.54		0.18	0.72	(0.54)	0.00	0.00	(0.54)

Please see footnotes on pages 38 and 39.

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.77	(2.79)%	$74,119	0.42	%*	1.16	%*	0.41	%*	1.15	%*	2.82	%*	31%
10.05	0.50	17,377	0.36	*	1.79	*	0.36	*	1.79	*	1.02	*	31

9.76	(2.98)	44	0.52	*	1.26	*	0.51	*	1.25	*	2.57	*	31
10.06	0.60	10	0.46	*	1.89	*	0.46	*	1.89	*	0.68	*	31

9.73	(3.09)	186	0.82	*	1.56	*	0.81	*	1.55	*	1.45	*	31
10.04	0.40	44	0.76	*	2.19	*	0.76	*	2.19	*	0.55	*	31

9.75	(3.08)	3,893	0.82	*	1.56	*	0.81	*	1.55	*	1.98	*	31
10.06	0.60	3,143	0.76	*	2.19	*	0.76	*	2.19	*	1.12	*	31

9.69	(3.39)	152	1.57	*	2.31	*	1.56	*	2.30	*	1.46	*	31
10.03	0.30	31	1.51	*	2.94	*	1.51	*	2.94	*	(0.09	)*	31

$7.57	(7.52)%	$25,205	0.04	%*(c)	0.58	%*(c)	0.04	%*(c)	0.58	%*(c)	3.42	%*	21%
8.29	5.54	31,576	0.10		0.60		0.10		0.60		4.64		46
8.33	1.22	36,706	0.17	(d)	0.67	(d)	0.17	(d)	0.67	(d)	3.03		38
8.47	9.03	31,921	0.22		0.75		0.22		0.75		4.46		11
8.17	2.93	18,089	0.31		0.75		0.31		0.75		4.95		25
8.28	9.69	4,748	0.40		0.75		0.40		0.75		7.24		1

7.61	(7.64)	58	0.14	*(c)	0.68	*(c)	0.14	*(c)	0.68	*(c)	3.45	*	21
8.34	5.53	59	0.20		0.70		0.20		0.70		2.22		46
8.33	1.13	746	0.27	(d)	0.77	(d)	0.27	(d)	0.77	(d)	3.04		38
8.47	8.80	249	0.32		0.85		0.32		0.85		5.49		11
8.18	2.76	10	0.41	*	0.85	*	0.41	*	0.85	*	4.48	*	25

7.74	(7.60)	40,263	0.29	*(c)	0.83	*(c)	0.29	*(c)	0.83	*(c)	3.08	*	21
8.47	5.30	59,528	0.35		0.85		0.35		0.85		4.14		46
8.50	0.96	47,488	0.42	(d)	0.92	(d)	0.42	(d)	0.92	(d)	2.79		38
8.64	8.74	41,461	0.47		1.00		0.47		1.00		4.41		11
8.31	2.69	17,612	0.56		1.00		0.56		1.00		4.44		25
8.42	9.52	374	0.65		1.00		0.65		1.00		7.05		1

7.58	(7.74)	2,436	0.54	*(c)	1.08	*(c)	0.54	*(c)	1.08	*(c)	2.91	*	21
8.30	5.04	3,273	0.60		1.10		0.60		1.10		3.97		46
8.34	0.62	3,356	0.67	(d)	1.17	(d)	0.67	(d)	1.17	(d)	2.39		38
8.49	8.51	3,668	0.72		1.25		0.72		1.25		3.77		11
8.14	2.46	2,600	0.82	(e)	1.26	(e)	0.82	(e)	1.26	(e)	3.43		25
8.25	9.15	1,847	1.00		1.35		1.00		1.35		6.52		1

7.55	(7.76)	7,564	0.54	*(c)	1.08	*(c)	0.54	*(c)	1.08	*(c)	2.99	*	21
8.27	5.06	8,445	0.60		1.10		0.60		1.10		3.93		46
8.31	0.63	8,731	0.67	(d)	1.17	(d)	0.67	(d)	1.17	(d)	2.57		38
8.46	8.47	8,028	0.72		1.25		0.72		1.25		4.24		11
8.13	2.48	3,077	0.82	(e)	1.26	(e)	0.82	(e)	1.26	(e)	3.48		25
8.24	9.15	2,068	1.00		1.35		1.00		1.35		6.50		1

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealPath™ 2020 Fund (Cont.)
Class C
04/01/2015 - 09/30/2015+	$8.33	$0.09	$(0.77)	$(0.68)	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2015	8.37	0.27	0.08	0.35	(0.30)	(0.09)	0.00	(0.39)
03/31/2014	8.52	0.16	(0.17)	(0.01)	(0.13)	0.00	(0.01)	(0.14)
03/31/2013	8.12	0.25	0.37	0.62	(0.17)	0.00	(0.05)	(0.22)
03/31/2012	8.23	0.21	(0.08)	0.13	(0.21)	(0.03)	0.00	(0.24)
03/31/2011	8.06	0.47	0.19	0.66	(0.49)	0.00	0.00	(0.49)
Class R
04/01/2015 - 09/30/2015+	8.33	0.11	(0.76)	(0.65)	(0.07)	0.00	0.00	(0.07)
03/31/2015	8.37	0.32	0.07	0.39	(0.34)	(0.09)	0.00	(0.43)
03/31/2014	8.52	0.22	(0.18)	0.04	(0.18)	0.00	(0.01)	(0.19)
03/31/2013	8.15	0.30	0.37	0.67	(0.25)	0.00	(0.05)	(0.30)
03/31/2012	8.25	0.24	(0.07)	0.17	(0.24)	(0.03)	0.00	(0.27)
03/31/2011	8.07	0.51	0.19	0.70	(0.52)	0.00	0.00	(0.52)

PIMCO RealPath™ 2025 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.01	$0.18	$(1.02)	$(0.84)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2015	10.19	0.55	0.01	0.56	(0.54)	(0.16)	(0.04)	(0.74)
03/31/2014	10.29	0.34	(0.12)	0.22	(0.32)	0.00	0.00	(0.32)
03/31/2013	9.87	0.47	0.46	0.93	(0.48)	0.00	(0.03)	(0.51)
06/30/2011 - 03/31/2012	10.00	0.50	(0.39)	0.11	(0.24)	0.00	0.00	(0.24)
Class P
04/01/2015 - 09/30/2015+	10.41	0.19	(1.07)	(0.88)	(0.13)	0.00	0.00	(0.13)
03/31/2015	10.19	0.23	0.33	0.56	(0.14)	(0.16)	(0.04)	(0.34)
03/31/2014	10.29	0.32	(0.11)	0.21	(0.31)	0.00	0.00	(0.31)
03/31/2013	9.87	0.62	0.30	0.92	(0.47)	0.00	(0.03)	(0.50)
10/31/2011 - 03/31/2012	9.71	0.27	0.13	0.40	(0.24)	0.00	0.00	(0.24)
Administrative Class
04/01/2015 - 09/30/2015+	10.01	0.17	(1.03)	(0.86)	(0.12)	0.00	0.00	(0.12)
03/31/2015	10.19	0.49	0.05	0.54	(0.52)	(0.16)	(0.04)	(0.72)
03/31/2014	10.29	0.32	(0.13)	0.19	(0.29)	0.00	0.00	(0.29)
03/31/2013	9.85	0.49	0.42	0.91	(0.44)	0.00	(0.03)	(0.47)
06/30/2011 - 03/31/2012	10.00	0.33	(0.24)	0.09	(0.24)	0.00	0.00	(0.24)
Class D
04/01/2015 - 09/30/2015+	10.02	0.12	(0.99)	(0.87)	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.20	0.46	0.05	0.51	(0.49)	(0.16)	(0.04)	(0.69)
03/31/2014	10.30	0.29	(0.12)	0.17	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.84	0.47	0.42	0.89	(0.40)	0.00	(0.03)	(0.43)
06/30/2011 - 03/31/2012	10.00	0.34	(0.27)	0.07	(0.23)	0.00	0.00	(0.23)
Class A
04/01/2015 - 09/30/2015+	10.04	0.16	(1.03)	(0.87)	(0.11)	0.00	0.00	(0.11)
03/31/2015	10.21	0.43	0.09	0.52	(0.49)	(0.16)	(0.04)	(0.69)
03/31/2014	10.31	0.30	(0.13)	0.17	(0.27)	0.00	0.00	(0.27)
03/31/2013	9.85	0.51	0.38	0.89	(0.40)	0.00	(0.03)	(0.43)
06/30/2011 - 03/31/2012	10.00	0.21	(0.13)	0.08	(0.23)	0.00	0.00	(0.23)
Class C
04/01/2015 - 09/30/2015+	10.03	0.12	(1.03)	(0.91)	(0.08)	0.00	0.00	(0.08)
03/31/2015	10.21	0.40	0.04	0.44	(0.42)	(0.16)	(0.04)	(0.62)
03/31/2014	10.32	0.23	(0.13)	0.10	(0.21)	0.00	0.00	(0.21)
03/31/2013	9.82	0.31	0.49	0.80	(0.27)	0.00	(0.03)	(0.30)
06/30/2011 - 03/31/2012	10.00	0.30	(0.28)	0.02	(0.20)	0.00	0.00	(0.20)

Please see footnotes on pages 38 and 39.

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$7.60	(8.16)%	$2,777	1.29	%*(c)	1.83	%*(c)	1.29	%*(c)	1.83	%*(c)	2.20	%*	21%
8.33	4.26	3,488	1.35		1.85		1.35		1.85		3.19		46
8.37	(0.04)	3,503	1.42	(d)	1.92	(d)	1.42	(d)	1.92	(d)	1.96		38
8.52	7.66	2,112	1.47		2.00		1.47		2.00		3.01		11
8.12	1.72	1,122	1.57	(e)	2.01	(e)	1.57	(e)	2.01	(e)	2.60		25
8.23	8.33	1,106	1.75		2.10		1.75		2.10		5.69		1

7.61	(7.82)	1,241	0.79	*(c)	1.33	*(c)	0.79	*(c)	1.33	*(c)	2.66	*	21
8.33	4.73	1,542	0.85		1.35		0.85		1.35		3.81		46
8.37	0.46	2,860	0.92	(d)	1.42	(d)	0.92	(d)	1.42	(d)	2.65		38
8.52	8.27	1,155	0.97		1.50		0.97		1.50		3.57		11
8.15	2.19	692	1.07	(e)	1.51	(e)	1.07	(e)	1.51	(e)	2.93		25
8.25	8.87	765	1.25		1.60		1.25		1.60		6.17		1

$9.04	(8.44)%	$17,996	0.05	%*(f)	0.60	%*(f)	0.05	%*(f)	0.60	%*(f)	3.61	%*	25%
10.01	5.67	24,909	0.12		0.63		0.12		0.63		5.29		42
10.19	2.21	28,681	0.16	(g)	0.69	(g)	0.16	(g)	0.69	(g)	3.37		29
10.29	9.60	23,011	0.19		0.75		0.19		0.75		4.60		9
9.87	1.20	10,159	0.26	*	0.95	*	0.26	*	0.95	*	6.82	*	27

9.40	(8.54)	11	0.15	*(f)	0.70	*(f)	0.15	*(f)	0.70	*(f)	3.68	*	25
10.41	5.58	12	0.22		0.73		0.22		0.73		2.15		42
10.19	2.11	1,226	0.26	(g)	0.79	(g)	0.26	(g)	0.79	(g)	3.19		29
10.29	9.49	943	0.29		0.85		0.29		0.85		6.05		9
9.87	4.19	10	0.36	*	1.05	*	0.36	*	1.05	*	6.71	*	27

9.03	(8.64)	49,811	0.30	*(f)	0.85	*(f)	0.30	*(f)	0.85	*(f)	3.51	*	25
10.01	5.42	56,789	0.37		0.88		0.37		0.88		4.80		42
10.19	1.97	43,186	0.41	(g)	0.94	(g)	0.41	(g)	0.94	(g)	3.12		29
10.29	9.36	39,958	0.44		1.00		0.44		1.00		4.80		9
9.85	0.95	12,019	0.51	*	1.20	*	0.51	*	1.20	*	4.49	*	27

9.05	(8.75)	664	0.55	*(f)	1.10	*(f)	0.55	*(f)	1.10	*(f)	2.44	*	25
10.02	5.16	2,426	0.62		1.13		0.62		1.13		4.50		42
10.20	1.75	2,693	0.66	(g)	1.19	(g)	0.66	(g)	1.19	(g)	2.84		29
10.30	9.15	1,891	0.69		1.25		0.69		1.25		4.59		9
9.84	0.76	311	0.76	*	1.45	*	0.76	*	1.45	*	4.59	*	27

9.06	(8.72)	2,116	0.55	*(f)	1.10	*(f)	0.55	*(f)	1.10	*(f)	3.30	*	25
10.04	5.23	2,333	0.62		1.13		0.62		1.13		4.12		42
10.21	1.74	3,610	0.66	(g)	1.19	(g)	0.66	(g)	1.19	(g)	2.95		29
10.31	9.12	2,571	0.69		1.25		0.69		1.25		5.06		9
9.85	0.82	579	0.76	*	1.45	*	0.76	*	1.45	*	2.83	*	27

9.04	(9.14)	824	1.30	*(f)	1.85	*(f)	1.30	*(f)	1.85	*(f)	2.52	*	25
10.03	4.44	917	1.37		1.88		1.37		1.88		3.90		42
10.21	0.99	775	1.41	(g)	1.94	(g)	1.41	(g)	1.94	(g)	2.26		29
10.32	8.28	328	1.44		2.00		1.44		2.00		3.03		9
9.82	0.23	48	1.51	*	2.20	*	1.51	*	2.20	*	4.08	*	27

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealPath™ 2025 Fund (Cont.)
Class R
04/01/2015 - 09/30/2015+	$10.02	$0.15	$(1.03)	$(0.88)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	10.20	0.51	(0.03)	0.48	(0.46)	(0.16)	(0.04)	(0.66)
03/31/2014	10.30	0.28	(0.13)	0.15	(0.25)	0.00	0.00	(0.25)
03/31/2013	9.84	0.28	0.57	0.85	(0.36)	0.00	(0.03)	(0.39)
06/30/2011 - 03/31/2012	10.00	0.26	(0.21)	0.05	(0.21)	0.00	0.00	(0.21)

PIMCO RealPath™ 2030 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$7.95	$0.16	$(0.89)	$(0.73)	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2015	8.06	0.47	(0.01)	0.46	(0.46)	(0.11)	0.00	(0.57)
03/31/2014	8.06	0.29	(0.02)	0.27	(0.27)	0.00	0.00	(0.27)
03/31/2013	7.68	0.42	0.40	0.82	(0.37)	0.00	(0.07)	(0.44)
03/31/2012	7.93	0.43	(0.34)	0.09	(0.32)	(0.02)	0.00	(0.34)
03/31/2011	7.76	0.59	0.22	0.81	(0.64)	0.00	0.00	(0.64)
Class P
04/01/2015 - 09/30/2015+	8.30	0.17	(0.94)	(0.77)	(0.11)	0.00	0.00	(0.11)
03/31/2015	8.07	0.19	0.26	0.45	(0.11)	(0.11)	0.00	(0.22)
03/31/2014	8.06	0.27	0.01	0.28	(0.27)	0.00	0.00	(0.27)
03/31/2013	7.68	0.50	0.31	0.81	(0.36)	0.00	(0.07)	(0.43)
10/31/2011 - 03/31/2012	7.66	0.20	0.04	0.24	(0.20)	(0.02)	0.00	(0.22)
Administrative Class
04/01/2015 - 09/30/2015+	7.96	0.15	(0.89)	(0.74)	(0.11)	0.00	0.00	(0.11)
03/31/2015	8.07	0.43	0.01	0.44	(0.44)	(0.11)	0.00	(0.55)
03/31/2014	8.07	0.27	(0.02)	0.25	(0.25)	0.00	0.00	(0.25)
03/31/2013	7.68	0.39	0.40	0.79	(0.33)	0.00	(0.07)	(0.40)
03/31/2012	7.93	0.45	(0.37)	0.08	(0.31)	(0.02)	0.00	(0.33)
03/31/2011	7.76	0.57	0.23	0.80	(0.63)	0.00	0.00	(0.63)
Class D
04/01/2015 - 09/30/2015+	7.94	0.13	(0.88)	(0.75)	(0.10)	0.00	0.00	(0.10)
03/31/2015	8.05	0.41	0.01	0.42	(0.42)	(0.11)	0.00	(0.53)
03/31/2014	8.05	0.23	0.00	0.23	(0.23)	0.00	0.00	(0.23)
03/31/2013	7.63	0.34	0.43	0.77	(0.28)	0.00	(0.07)	(0.35)
03/31/2012	7.89	0.35	(0.30)	0.05	(0.29)	(0.02)	0.00	(0.31)
03/31/2011	7.73	0.57	0.19	0.76	(0.60)	0.00	0.00	(0.60)
Class A
04/01/2015 - 09/30/2015+	7.92	0.14	(0.89)	(0.75)	(0.10)	0.00	0.00	(0.10)
03/31/2015	8.03	0.37	0.05	0.42	(0.42)	(0.11)	0.00	(0.53)
03/31/2014	8.03	0.25	(0.01)	0.24	(0.24)	0.00	0.00	(0.24)
03/31/2013	7.63	0.40	0.37	0.77	(0.30)	0.00	(0.07)	(0.37)
03/31/2012	7.89	0.32	(0.27)	0.05	(0.29)	(0.02)	0.00	(0.31)
03/31/2011	7.73	0.54	0.22	0.76	(0.60)	0.00	0.00	(0.60)
Class C
04/01/2015 - 09/30/2015+	7.98	0.11	(0.90)	(0.79)	(0.07)	0.00	0.00	(0.07)
03/31/2015	8.09	0.35	0.01	0.36	(0.36)	(0.11)	0.00	(0.47)
03/31/2014	8.10	0.23	(0.05)	0.18	(0.19)	0.00	0.00	(0.19)
03/31/2013	7.59	0.24	0.46	0.70	(0.12)	0.00	(0.07)	(0.19)
03/31/2012	7.84	0.26	(0.26)	0.00	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	7.69	0.50	0.20	0.70	(0.55)	0.00	0.00	(0.55)
Class R
04/01/2015 - 09/30/2015+	7.97	0.14	(0.90)	(0.76)	(0.09)	0.00	0.00	(0.09)
03/31/2015	8.08	0.39	0.01	0.40	(0.40)	(0.11)	0.00	(0.51)
03/31/2014	8.09	0.28	(0.07)	0.21	(0.22)	0.00	0.00	(0.22)
03/31/2013	7.66	0.30	0.45	0.75	(0.25)	0.00	(0.07)	(0.32)
03/31/2012	7.90	0.25	(0.21)	0.04	(0.26)	(0.02)	0.00	(0.28)
03/31/2011	7.74	0.53	0.21	0.74	(0.58)	0.00	0.00	(0.58)

Please see footnotes on pages 38 and 39.

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.04	(8.84)%	$554	0.80	%*(f)	1.35	%*(f)	0.80	%*(f)	1.35	%*(f)	3.03	%*	25%
10.02	4.88	648	0.87		1.38		0.87		1.38		4.88		42
10.20	1.53	1,359	0.91	(g)	1.44	(g)	0.91	(g)	1.44	(g)	2.75		29
10.30	8.75	391	0.94		1.50		0.94		1.50		2.78		9
9.84	0.59	81	1.01	*	1.70	*	1.01	*	1.70	*	3.47	*	27

$7.10	(9.33)%	$33,820	0.08	%*(h)	0.63	%*(h)	0.08	%*(h)	0.63	%*(h)	4.12	%*	32%
7.95	5.81	40,969	0.13		0.65		0.13		0.65		5.73		43
8.06	3.50	40,591	0.18	(i)	0.72	(i)	0.18	(i)	0.72	(i)	3.62		29
8.06	10.83	28,693	0.23		0.80		0.23		0.80		5.23		3
7.68	1.33	10,070	0.35		0.80		0.35		0.80		5.64		21
7.93	10.83	4,098	0.44		0.80		0.44		0.80		7.43		3

7.42	(9.34)	11	0.18	*(h)	0.73	*(h)	0.18	*(h)	0.73	*(h)	4.09	*	32
8.30	5.65	13	0.23		0.75		0.23		0.75		2.31		43
8.07	3.54	1,306	0.28	(i)	0.82	(i)	0.28	(i)	0.82	(i)	3.37		29
8.06	10.72	817	0.33		0.90		0.33		0.90		6.30		3
7.68	3.26	10	0.45	*	0.90	*	0.45	*	0.90	*	6.41	*	21

7.11	(9.43)	60,081	0.33	*(h)	0.88	*(h)	0.33	*(h)	0.88	*(h)	3.83	*	32
7.96	5.55	74,835	0.38		0.90		0.38		0.90		5.23		43
8.07	3.26	61,245	0.43	(i)	0.97	(i)	0.43	(i)	0.97	(i)	3.43		29
8.07	10.49	49,990	0.48		1.05		0.48		1.05		4.86		3
7.68	1.15	16,505	0.60		1.05		0.60		1.05		5.84		21
7.93	10.58	11	0.69		1.05		0.69		1.05		7.26		3

7.09	(9.58)	1,759	0.58	*(h)	1.13	*(h)	0.58	*(h)	1.13	*(h)	3.40	*	32
7.94	5.31	2,995	0.63		1.15		0.63		1.15		5.06		43
8.05	3.01	3,166	0.68	(i)	1.22	(i)	0.68	(i)	1.22	(i)	2.86		29
8.05	10.26	3,231	0.73		1.30		0.73		1.30		4.27		3
7.63	0.77	2,250	0.86	(e)	1.31	(e)	0.86	(e)	1.31	(e)	4.50		21
7.89	10.15	1,317	1.04		1.40		1.04		1.40		7.24		3

7.07	(9.57)	5,752	0.58	*(h)	1.13	*(h)	0.58	*(h)	1.13	*(h)	3.70	*	32
7.92	5.31	6,259	0.63		1.15		0.63		1.15		4.53		43
8.03	3.03	8,862	0.68	(i)	1.22	(i)	0.68	(i)	1.22	(i)	3.20		29
8.03	10.28	7,599	0.73		1.30		0.73		1.30		5.10		3
7.63	0.78	2,186	0.86	(e)	1.31	(e)	0.86	(e)	1.31	(e)	4.20		21
7.89	10.14	941	1.04		1.40		1.04		1.40		6.85		3

7.12	(9.95)	2,385	1.33	*(h)	1.88	*(h)	1.33	*(h)	1.88	*(h)	2.90	*	32
7.98	4.58	2,786	1.38		1.90		1.38		1.90		4.25		43
8.09	2.25	2,072	1.43	(i)	1.97	(i)	1.43	(i)	1.97	(i)	2.87		29
8.10	9.36	1,136	1.48		2.05		1.48		2.05		3.02		3
7.59	0.16	1,386	1.61	(e)	2.06	(e)	1.61	(e)	2.06	(e)	3.44		21
7.84	9.29	1,455	1.79		2.15		1.79		2.15		6.40		3

7.12	(9.62)	1,419	0.83	*(h)	1.38	*(h)	0.83	*(h)	1.38	*(h)	3.46	*	32
7.97	4.99	1,552	0.88		1.40		0.88		1.40		4.76		43
8.08	2.71	2,955	0.93	(i)	1.47	(i)	0.93	(i)	1.47	(i)	3.55		29
8.09	9.97	1,109	0.98		1.55		0.98		1.55		3.82		3
7.66	0.57	450	1.11	(e)	1.56	(e)	1.11	(e)	1.56	(e)	3.27		21
7.90	9.86	250	1.29		1.65		1.29		1.65		6.73		3

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealPath™ 2035 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.18	$0.20	$(1.24)	$(1.04)	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2015	10.28	0.59	0.04	0.63	(0.61)	(0.12)	0.00	(0.73)
03/31/2014	10.23	0.39	0.04	0.43	(0.38)	0.00	0.00	(0.38)
03/31/2013	9.68	0.59	0.53	1.12	(0.52)	0.00	(0.05)	(0.57)
06/30/2011 - 03/31/2012	10.00	0.58	(0.57)	0.01	(0.33)	0.00	0.00	(0.33)
Class P
04/01/2015 - 09/30/2015+	10.45	0.21	(1.28)	(1.07)	(0.14)	0.00	0.00	(0.14)
03/31/2015	10.28	0.25	0.38	0.63	(0.34)	(0.12)	0.00	(0.46)
03/31/2014	10.23	0.38	0.04	0.42	(0.37)	0.00	0.00	(0.37)
03/31/2013	9.68	0.70	0.41	1.11	(0.51)	0.00	(0.05)	(0.56)
10/31/2011 - 03/31/2012	9.57	0.35	0.08	0.43	(0.32)	0.00	0.00	(0.32)
Administrative Class
04/01/2015 - 09/30/2015+	10.18	0.19	(1.25)	(1.06)	(0.13)	0.00	0.00	(0.13)
03/31/2015	10.28	0.56	0.05	0.61	(0.59)	(0.12)	0.00	(0.71)
03/31/2014	10.23	0.39	0.02	0.41	(0.36)	0.00	0.00	(0.36)
03/31/2013	9.67	0.51	0.57	1.08	(0.47)	0.00	(0.05)	(0.52)
06/30/2011 - 03/31/2012	10.00	0.38	(0.39)	(0.01)	(0.32)	0.00	0.00	(0.32)
Class D
04/01/2015 - 09/30/2015+	10.17	0.16	(1.22)	(1.06)	(0.12)	0.00	0.00	(0.12)
03/31/2015	10.27	0.51	0.07	0.58	(0.56)	(0.12)	0.00	(0.68)
03/31/2014	10.24	0.31	0.06	0.37	(0.34)	0.00	0.00	(0.34)
03/31/2013	9.66	0.54	0.54	1.08	(0.45)	0.00	(0.05)	(0.50)
06/30/2011 - 03/31/2012	10.00	0.42	(0.45)	(0.03)	(0.31)	0.00	0.00	(0.31)
Class A
04/01/2015 - 09/30/2015+	10.16	0.18	(1.24)	(1.06)	(0.12)	0.00	0.00	(0.12)
03/31/2015	10.27	0.46	0.11	0.57	(0.56)	(0.12)	0.00	(0.68)
03/31/2014	10.23	0.35	0.03	0.38	(0.34)	0.00	0.00	(0.34)
03/31/2013	9.67	0.69	0.38	1.07	(0.46)	0.00	(0.05)	(0.51)
06/30/2011 - 03/31/2012	10.00	0.35	(0.37)	(0.02)	(0.31)	0.00	0.00	(0.31)
Class C
04/01/2015 - 09/30/2015+	10.23	0.14	(1.25)	(1.11)	(0.08)	0.00	0.00	(0.08)
03/31/2015	10.33	0.44	0.07	0.51	(0.49)	(0.12)	0.00	(0.61)
03/31/2014	10.31	0.38	(0.08)	0.30	(0.28)	0.00	0.00	(0.28)
03/31/2013	9.63	0.41	0.58	0.99	(0.26)	0.00	(0.05)	(0.31)
06/30/2011 - 03/31/2012	10.00	0.40	(0.48)	(0.08)	(0.29)	0.00	0.00	(0.29)
Class R
04/01/2015 - 09/30/2015+	10.19	0.15	(1.24)	(1.09)	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.29	0.53	0.03	0.56	(0.54)	(0.12)	0.00	(0.66)
03/31/2014	10.25	0.36	(0.01)	0.35	(0.31)	0.00	0.00	(0.31)
03/31/2013	9.66	0.24	0.80	1.04	(0.40)	0.00	(0.05)	(0.45)
06/30/2011 - 03/31/2012	10.00	0.53	(0.57)	(0.04)	(0.30)	0.00	0.00	(0.30)

PIMCO RealPath™ 2040 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$7.94	$0.16	$(1.00)	$(0.84)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2015	7.98	0.47	0.01	0.48	(0.49)	(0.03)	0.00	(0.52)
03/31/2014	7.91	0.31	0.06	0.37	(0.27)	0.00	(0.03)	(0.30)
03/31/2013	7.48	0.50	0.42	0.92	(0.42)	0.00	(0.07)	(0.49)
03/31/2012	7.84	0.51	(0.46)	0.05	(0.39)	(0.02)	0.00	(0.41)
03/31/2011	7.65	0.71	0.25	0.96	(0.77)	0.00	0.00	(0.77)
Class P
04/01/2015 - 09/30/2015+	8.31	0.16	(1.03)	(0.87)	(0.11)	0.00	0.00	(0.11)
03/31/2015	7.98	0.19	0.29	0.48	(0.12)	(0.03)	0.00	(0.15)
03/31/2014	7.91	0.30	0.07	0.37	(0.27)	0.00	(0.03)	(0.30)
03/31/2013	7.48	0.61	0.30	0.91	(0.41)	0.00	(0.07)	(0.48)
10/31/2011 - 03/31/2012	7.44	0.25	0.05	0.30	(0.24)	(0.02)	0.00	(0.26)

Please see footnotes on pages 38 and 39.

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.00	(10.30)%	$24,445	0.09	%*	0.65	%*	0.09	%*	0.65	%*	4.08	%*	37%
10.18	6.27	30,191	0.13		0.65		0.13		0.65		5.68		38
10.28	4.34	30,832	0.17	(i)	0.72	(i)	0.17	(i)	0.72	(i)	3.89		30
10.23	11.81	24,627	0.22		0.80		0.22		0.80		5.90		3
9.68	0.22	8,282	0.31	*	1.05	*	0.31	*	1.05	*	8.06	*	29

9.24	(10.36)	18	0.19	*	0.75	*	0.19	*	0.75	*	4.06	*	37
10.45	6.19	20	0.23		0.75		0.23		0.75		2.33		38
10.28	4.25	1,526	0.27	(i)	0.82	(i)	0.27	(i)	0.82	(i)	3.75		30
10.23	11.70	1,119	0.32		0.90		0.32		0.90		6.94		3
9.68	4.68	11	0.41	*	1.15	*	0.41	*	1.15	*	8.83	*	29

8.99	(10.50)	46,235	0.34	*	0.90	*	0.34	*	0.90	*	3.81	*	37
10.18	6.03	55,489	0.38		0.90		0.38		0.90		5.32		38
10.28	4.10	37,683	0.42	(i)	0.97	(i)	0.42	(i)	0.97	(i)	3.81		30
10.23	11.45	31,532	0.47		1.05		0.47		1.05		5.08		3
9.67	0.07	10,448	0.56	*	1.30	*	0.56	*	1.30	*	5.33	*	29

8.99	(10.55)	656	0.59	*	1.15	*	0.59	*	1.15	*	3.24	*	37
10.17	5.74	1,168	0.63		1.15		0.63		1.15		4.93		38
10.27	3.72	1,304	0.67	(i)	1.22	(i)	0.67	(i)	1.22	(i)	3.09		30
10.24	11.36	798	0.72		1.30		0.72		1.30		5.37		3
9.66	(0.17)	108	0.81	*	1.55	*	0.81	*	1.55	*	5.78	*	29

8.98	(10.52)	1,401	0.59	*	1.15	*	0.59	*	1.15	*	3.69	*	37
10.16	5.65	1,553	0.63		1.15		0.63		1.15		4.39		38
10.27	3.79	2,485	0.67	(i)	1.22	(i)	0.67	(i)	1.22	(i)	3.43		30
10.23	11.30	1,627	0.72		1.30		0.72		1.30		6.88		3
9.67	(0.08)	41	0.81	*	1.55	*	0.81	*	1.55	*	4.89	*	29

9.04	(10.86)	263	1.34	*	1.90	*	1.34	*	1.90	*	2.87	*	37
10.23	4.99	305	1.38		1.90		1.38		1.90		4.16		38
10.33	2.95	295	1.42	(i)	1.97	(i)	1.42	(i)	1.97	(i)	3.77		30
10.31	10.45	104	1.47		2.05		1.47		2.05		4.15		3
9.63	(0.71)	74	1.56	*	2.30	*	1.56	*	2.30	*	5.53	*	29

9.00	(10.74)	155	0.84	*	1.40	*	0.84	*	1.40	*	3.10	*	37
10.19	5.51	500	0.88		1.40		0.88		1.40		5.08		38
10.29	3.56	804	0.92	(i)	1.47	(i)	0.92	(i)	1.47	(i)	3.59		30
10.25	10.93	263	0.97		1.55		0.97		1.55		2.38		3
9.66	(0.23)	43	1.06	*	1.80	*	1.06	*	1.80	*	7.39	*	29

$6.99	(10.70)%	$39,885	0.10	%*(j)	0.65	%*(j)	0.10	%*(j)	0.65	%*(j)	4.00	%*	41%
7.94	6.15	46,068	0.14		0.67		0.14		0.67		5.73		35
7.98	4.86	47,233	0.22	(k)	0.76	(k)	0.22	(k)	0.76	(k)	3.95		34
7.91	12.59	32,834	0.27		0.85		0.27		0.85		6.47		3
7.48	0.75	7,563	0.37		0.85		0.37		0.85		6.75		47
7.84	13.10	3,709	0.46		0.85		0.46		0.85		9.11		7

7.33	(10.62)	6	0.20	*(j)	0.75	*(j)	0.20	*(j)	0.75	*(j)	3.92	*	41
8.31	6.05	7	0.24		0.77		0.24		0.77		2.28		35
7.98	4.76	2,156	0.32	(k)	0.86	(k)	0.32	(k)	0.86	(k)	3.78		34
7.91	12.49	1,499	0.37		0.95		0.37		0.95		7.85		3
7.48	4.22	10	0.47	*	0.95	*	0.47	*	0.95	*	8.00	*	47

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealPath™ 2040 Fund (Cont.)
Administrative Class
04/01/2015 - 09/30/2015+	$7.94	$0.13	$(0.98)	$(0.85)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	7.97	0.44	0.03	0.47	(0.47)	(0.03)	0.00	(0.50)
03/31/2014	7.91	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)
03/31/2013	7.46	0.39	0.51	0.90	(0.38)	0.00	(0.07)	(0.45)
03/31/2012	7.83	0.63	(0.61)	0.02	(0.37)	(0.02)	0.00	(0.39)
03/31/2011	7.64	0.68	0.27	0.95	(0.76)	0.00	0.00	(0.76)
Class D
04/01/2015 - 09/30/2015+	7.92	0.13	(0.99)	(0.86)	(0.09)	0.00	0.00	(0.09)
03/31/2015	7.96	0.42	0.02	0.44	(0.45)	(0.03)	0.00	(0.48)
03/31/2014	7.89	0.25	0.08	0.33	(0.23)	0.00	(0.03)	(0.26)
03/31/2013	7.43	0.40	0.47	0.87	(0.34)	0.00	(0.07)	(0.41)
03/31/2012	7.79	0.41	(0.40)	0.01	(0.35)	(0.02)	0.00	(0.37)
03/31/2011	7.61	0.72	0.19	0.91	(0.73)	0.00	0.00	(0.73)
Class A
04/01/2015 - 09/30/2015+	7.90	0.14	(0.99)	(0.85)	(0.09)	0.00	0.00	(0.09)
03/31/2015	7.94	0.39	0.05	0.44	(0.45)	(0.03)	0.00	(0.48)
03/31/2014	7.88	0.29	0.04	0.33	(0.24)	0.00	(0.03)	(0.27)
03/31/2013	7.42	0.39	0.49	0.88	(0.35)	0.00	(0.07)	(0.42)
03/31/2012	7.78	0.37	(0.36)	0.01	(0.35)	(0.02)	0.00	(0.37)
03/31/2011	7.60	0.54	0.37	0.91	(0.73)	0.00	0.00	(0.73)
Class C
04/01/2015 - 09/30/2015+	7.87	0.10	(0.97)	(0.87)	(0.07)	0.00	0.00	(0.07)
03/31/2015	7.92	0.37	0.00	0.37	(0.39)	(0.03)	0.00	(0.42)
03/31/2014	7.86	0.28	0.00	0.28	(0.19)	0.00	(0.03)	(0.22)
03/31/2013	7.37	0.33	0.48	0.81	(0.25)	0.00	(0.07)	(0.32)
03/31/2012	7.74	0.39	(0.44)	(0.05)	(0.30)	(0.02)	0.00	(0.32)
03/31/2011	7.58	0.62	0.22	0.84	(0.68)	0.00	0.00	(0.68)
Class R
04/01/2015 - 09/30/2015+	7.94	0.12	(0.99)	(0.87)	(0.08)	0.00	0.00	(0.08)
03/31/2015	7.97	0.34	0.07	0.41	(0.41)	(0.03)	0.00	(0.44)
03/31/2014	7.91	0.31	0.00	0.31	(0.22)	0.00	(0.03)	(0.25)
03/31/2013	7.42	0.32	0.53	0.85	(0.29)	0.00	(0.07)	(0.36)
03/31/2012	7.79	0.43	(0.44)	(0.01)	(0.34)	(0.02)	0.00	(0.36)
03/31/2011	7.62	0.80	0.08	0.88	(0.71)	0.00	0.00	(0.71)

PIMCO RealPath™ 2045 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.67	$0.21	$(1.39)	$(1.18)	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2015	10.84	0.64	(0.02)	0.62	(0.71)	(0.08)	0.00	(0.79)
03/31/2014	10.68	0.43	0.15	0.58	(0.40)	0.00	(0.02)	(0.42)
03/31/2013	9.99	0.72	0.59	1.31	(0.62)	0.00	0.00	(0.62)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	11.07	0.22	(1.44)	(1.22)	(0.15)	0.00	0.00	(0.15)
03/31/2015	10.84	0.25	0.35	0.60	(0.29)	(0.08)	0.00	(0.37)
03/31/2014	10.67	0.38	0.20	0.58	(0.39)	0.00	(0.02)	(0.41)
03/31/2013	9.99	0.69	0.60	1.29	(0.61)	0.00	0.00	(0.61)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Administrative Class
04/01/2015 - 09/30/2015+	10.66	0.20	(1.38)	(1.18)	(0.14)	0.00	0.00	(0.14)
03/31/2015	10.84	0.62	(0.04)	0.58	(0.68)	(0.08)	0.00	(0.76)
03/31/2014	10.68	0.45	0.10	0.55	(0.37)	0.00	(0.02)	(0.39)
03/31/2013	9.99	0.54	0.74	1.28	(0.59)	0.00	0.00	(0.59)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00

Please see footnotes on pages 38 and 39.

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$6.99	(10.81)%	$33,477	0.35	%*(j)	0.90	%*(j)	0.35	%*(j)	0.90	%*(j)	3.37	%*	41%
7.94	6.03	52,118	0.39		0.92		0.39		0.92		5.45		35
7.97	4.49	44,126	0.47	(k)	1.01	(k)	0.47	(k)	1.01	(k)	3.92		34
7.91	12.32	34,566	0.52		1.10		0.52		1.10		5.12		3
7.46	0.44	20,794	0.62		1.10		0.62		1.10		8.54		47
7.83	12.85	11	0.71		1.10		0.71		1.10		8.80		7

6.97	(10.94)	1,582	0.60	*(j)	1.15	*(j)	0.60	*(j)	1.15	*(j)	3.35	*	41
7.92	5.66	2,220	0.64		1.17		0.64		1.17		5.25		35
7.96	4.35	2,155	0.72	(k)	1.26	(k)	0.72	(k)	1.26	(k)	3.23		34
7.89	11.96	2,436	0.77		1.35		0.77		1.35		5.18		3
7.43	0.34	1,664	0.88	(e)	1.36	(e)	0.88	(e)	1.36	(e)	5.43		47
7.79	12.44	589	1.06		1.45		1.06		1.45		9.26		7

6.96	(10.82)	5,225	0.60	*(j)	1.15	*(j)	0.60	*(j)	1.15	*(j)	3.58	*	41
7.90	5.66	5,484	0.64		1.17		0.64		1.17		4.87		35
7.94	4.28	6,507	0.72	(k)	1.26	(k)	0.72	(k)	1.26	(k)	3.77		34
7.88	12.08	4,171	0.77		1.35		0.77		1.35		5.13		3
7.42	0.29	1,840	0.88	(e)	1.36	(e)	0.88	(e)	1.36	(e)	5.01		47
7.78	12.49	1,150	1.06		1.45		1.06		1.45		6.97		7

6.93	(11.18)	1,389	1.35	*(j)	1.90	*(j)	1.35	*(j)	1.90	*(j)	2.71	*	41
7.87	4.86	1,625	1.39		1.92		1.39		1.92		4.66		35
7.92	3.65	1,332	1.47	(k)	2.01	(k)	1.47	(k)	2.01	(k)	3.64		34
7.86	11.14	509	1.52		2.10		1.52		2.10		4.33		3
7.37	(0.46)	211	1.63	(e)	2.11	(e)	1.63	(e)	2.11	(e)	5.19		47
7.74	11.48	58	1.81		2.20		1.81		2.20		8.09		7

6.99	(11.01)	440	0.85	*(j)	1.40	*(j)	0.85	*(j)	1.40	*(j)	3.18	*	41
7.94	5.34	652	0.89		1.42		0.89		1.42		4.11		35
7.97	4.06	2,898	0.97	(k)	1.51	(k)	0.97	(k)	1.51	(k)	3.97		34
7.91	11.68	1,103	1.02		1.60		1.02		1.60		4.19		3
7.42	0.08	848	1.13	(e)	1.61	(e)	1.13	(e)	1.61	(e)	5.75		47
7.79	11.97	110	1.31		1.70		1.31		1.70		10.37		7

$9.34	(11.16)%	$33,249	0.12	%*	0.67	%*	0.12	%*	0.67	%*	4.03	%*	39%
10.67	5.87	40,600	0.15		0.67		0.15		0.67		5.86		30
10.84	5.57	35,891	0.21	(k)	0.76	(k)	0.21	(k)	0.76	(k)	4.00		31
10.68	13.39	27,180	0.25		0.97		0.25		0.97		6.87		6
9.99	(0.10)	2,997	0.34	*	11.28	*	0.34	*	11.28	*	10.67	*	20

9.70	(11.16)	11	0.22	*	0.77	*	0.22	*	0.77	*	4.00	*	39
11.07	5.68	13	0.25		0.77		0.25		0.77		2.23		30
10.84	5.59	962	0.31	(k)	0.86	(k)	0.31	(k)	0.86	(k)	3.57		31
10.67	13.16	305	0.35		1.07		0.35		1.07		6.54		6
9.99	(0.10)	10	0.44	*	11.38	*	0.44	*	11.38	*	10.57	*	20

9.34	(11.18)	15,599	0.37	*	0.92	*	0.37	*	0.92	*	3.85	*	39
10.66	5.53	18,048	0.40		0.92		0.40		0.92		5.61		30
10.84	5.34	9,445	0.46	(k)	1.01	(k)	0.46	(k)	1.01	(k)	4.22		31
10.68	13.08	5,701	0.50		1.22		0.50		1.22		5.13		6
9.99	(0.10)	10	0.59	*	11.53	*	0.59	*	11.53	*	10.41	*	20

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealPath™ 2045 Fund (Cont.)
Class D
04/01/2015 - 09/30/2015+	$10.65	$0.19	$(1.39)	$(1.20)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2015	10.82	0.60	(0.04)	0.56	(0.65)	(0.08)	0.00	(0.73)
03/31/2014	10.67	0.35	0.17	0.52	(0.35)	0.00	(0.02)	(0.37)
03/31/2013	9.99	0.43	0.82	1.25	(0.57)	0.00	0.00	(0.57)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	10.68	0.21	(1.42)	(1.21)	(0.13)	0.00	0.00	(0.13)
03/31/2015	10.84	0.49	0.08	0.57	(0.65)	(0.08)	0.00	(0.73)
03/31/2014	10.69	0.43	0.09	0.52	(0.35)	0.00	(0.02)	(0.37)
03/31/2013	9.99	0.70	0.55	1.25	(0.55)	0.00	0.00	(0.55)
02/29/2012 - 03/31/2012	10.00	0.09	(0.10)	(0.01)	0.00	0.00	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	10.67	0.14	(1.38)	(1.24)	(0.09)	0.00	0.00	(0.09)
03/31/2015	10.85	0.49	(0.02)	0.47	(0.57)	(0.08)	0.00	(0.65)
03/31/2014	10.69	0.37	0.09	0.46	(0.28)	0.00	(0.02)	(0.30)
03/31/2013	9.98	0.61	0.56	1.17	(0.46)	0.00	0.00	(0.46)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00	0.00
Class R
04/01/2015 - 09/30/2015+	10.72	0.18	(1.40)	(1.22)	(0.12)	0.00	0.00	(0.12)
03/31/2015	10.88	0.57	(0.04)	0.53	(0.61)	(0.08)	0.00	(0.69)
03/31/2014	10.72	0.41	0.10	0.51	(0.33)	0.00	(0.02)	(0.35)
03/31/2013	9.98	0.03	1.20	1.23	(0.49)	0.00	0.00	(0.49)
02/29/2012 - 03/31/2012	10.00	0.08	(0.10)	(0.02)	0.00	0.00	0.00	0.00

PIMCO RealPath™ 2050 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.26	$0.16	$(1.07)	$(0.91)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2015	8.26	0.46	0.06	0.52	(0.49)	(0.03)	0.00	(0.52)
03/31/2014	8.19	0.34	0.05	0.39	(0.30)	0.00	(0.02)	(0.32)
03/31/2013	7.70	0.53	0.46	0.99	(0.44)	0.00	(0.06)	(0.50)
03/31/2012	8.18	0.52	(0.57)	(0.05)	(0.43)	0.00	0.00	(0.43)
03/31/2011	7.99	0.76	0.23	0.99	(0.80)	0.00	0.00	(0.80)
Class P
04/01/2015 - 09/30/2015+	8.44	0.21	(1.13)	(0.92)	(0.11)	0.00	0.00	(0.11)
03/31/2015	8.26	0.19	0.32	0.51	(0.30)	(0.03)	0.00	(0.33)
03/31/2014	8.18	0.33	0.07	0.40	(0.30)	0.00	(0.02)	(0.32)
03/31/2013	7.70	0.55	0.42	0.97	(0.43)	0.00	(0.06)	(0.49)
10/31/2011 - 03/31/2012	7.65	0.32	(0.01)	0.31	(0.26)	0.00	0.00	(0.26)
Administrative Class
04/01/2015 - 09/30/2015+	8.23	0.16	(1.08)	(0.92)	(0.10)	0.00	0.00	(0.10)
03/31/2015	8.23	0.44	0.06	0.50	(0.47)	(0.03)	0.00	(0.50)
03/31/2014	8.16	0.33	0.04	0.37	(0.28)	0.00	(0.02)	(0.30)
03/31/2013	7.66	0.44	0.52	0.96	(0.40)	0.00	(0.06)	(0.46)
03/31/2012	8.16	0.50	(0.59)	(0.09)	(0.41)	0.00	0.00	(0.41)
03/31/2011	7.98	0.73	0.23	0.96	(0.78)	0.00	0.00	(0.78)
Class D
04/01/2015 - 09/30/2015+	8.21	0.13	(1.05)	(0.92)	(0.09)	0.00	0.00	(0.09)
03/31/2015	8.22	0.35	0.11	0.46	(0.44)	(0.03)	0.00	(0.47)
03/31/2014	8.14	0.23	0.13	0.36	(0.26)	0.00	(0.02)	(0.28)
03/31/2013	7.62	0.40	0.53	0.93	(0.35)	0.00	(0.06)	(0.41)
03/31/2012	8.11	0.51	(0.61)	(0.10)	(0.39)	0.00	0.00	(0.39)
03/31/2011	7.94	0.90	0.04	0.94	(0.77)	0.00	0.00	(0.77)

Please see footnotes on pages 38 and 39.

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.32	(11.39)%	$551	0.62	%*	1.17	%*	0.62	%*	1.17	%*	3.57	%*	39%
10.65	5.39	761	0.65		1.17		0.65		1.17		5.50		30
10.82	5.05	599	0.71	(k)	1.26	(k)	0.71	(k)	1.26	(k)	3.27		31
10.67	12.81	325	0.75		1.47		0.75		1.47		4.09		6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

9.34	(11.42)	863	0.62	*	1.17	*	0.62	*	1.17	*	4.07	*	39
10.68	5.41	629	0.65		1.17		0.65		1.17		4.47		30
10.84	5.02	1,022	0.71	(k)	1.26	(k)	0.71	(k)	1.26	(k)	4.09		31
10.69	12.83	488	0.75		1.47		0.75		1.47		6.66		6
9.99	(0.10)	10	0.84	*	11.78	*	0.84	*	11.78	*	10.15	*	20

9.34	(11.70)	111	1.37	*	1.92	*	1.37	*	1.92	*	2.71	*	39
10.67	4.51	145	1.40		1.92		1.40		1.92		4.42		30
10.85	4.36	138	1.46	(k)	2.01	(k)	1.46	(k)	2.01	(k)	3.51		31
10.69	11.91	96	1.50		2.22		1.50		2.22		5.80		6
9.98	(0.20)	10	1.59	*	12.53	*	1.59	*	12.53	*	9.38	*	20

9.38	(11.50)	77	0.87	*	1.42	*	0.87	*	1.42	*	3.39	*	39
10.72	5.03	77	0.90		1.42		0.90		1.42		5.08		30
10.88	4.85	612	0.96	(k)	1.51	(k)	0.96	(k)	1.51	(k)	3.85		31
10.72	12.55	240	1.00		1.72		1.00		1.72		0.24		6
9.98	(0.20)	10	1.09	*	12.03	*	1.09	*	12.03	*	9.88	*	20

$7.24	(11.11)%	$41,131	0.13	%*	0.67	%*	0.13	%*	0.67	%*	4.06	%*	37%
8.26	6.46	48,090	0.16		0.67		0.16		0.67		5.41		22
8.26	4.96	41,310	0.21	(k)	0.76	(k)	0.21	(k)	0.76	(k)	4.24		41
8.19	13.14	26,336	0.26		0.85		0.26		0.85		6.67		7
7.70	(0.42)	5,687	0.36		0.85		0.36		0.85		6.71		42
8.18	12.95	3,748	0.47		0.85		0.47		0.85		9.33		9

7.41	(11.01)	34	0.23	*	0.77	*	0.23	*	0.77	*	5.13	*	37
8.44	6.26	13	0.26		0.77		0.26		0.77		2.20		22
8.26	5.01	551	0.31	(k)	0.86	(k)	0.31	(k)	0.86	(k)	4.12		41
8.18	12.91	168	0.36		0.95		0.36		0.95		6.86		7
7.70	4.20	10	0.46	*	0.95	*	0.46	*	0.95	*	10.00	*	42

7.21	(11.25)	37,537	0.38	*	0.92	*	0.38	*	0.92	*	3.86	*	37
8.23	6.24	40,525	0.41		0.92		0.41		0.92		5.26		22
8.23	4.74	25,826	0.46	(k)	1.01	(k)	0.46	(k)	1.01	(k)	4.12		41
8.16	12.84	16,651	0.51		1.10		0.51		1.10		5.50		7
7.66	(0.84)	6,947	0.61		1.10		0.61		1.10		6.54		42
8.16	12.57	12	0.72		1.10		0.72		1.10		9.06		9

7.20	(11.27)	1,029	0.63	*	1.17	*	0.63	*	1.17	*	3.32	*	37
8.21	5.79	1,440	0.66		1.17		0.66		1.17		4.17		22
8.22	4.58	2,208	0.71	(k)	1.26	(k)	0.71	(k)	1.26	(k)	2.85		41
8.14	12.44	4,055	0.76		1.35		0.76		1.35		5.05		7
7.62	(1.08)	3,452	0.87	(e)	1.36	(e)	0.87	(e)	1.36	(e)	6.63		42
8.11	12.28	2,741	1.07		1.45		1.07		1.45		11.09		9

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealPath™ 2050 Fund (Cont.)
Class A
04/01/2015 - 09/30/2015+	$8.20	$0.14		$(1.06)	$(0.92)	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2015	8.21	0.49		(0.02)	0.47	(0.45)	(0.03)	0.00	(0.48)
03/31/2014	8.14	0.33		0.03	0.36	(0.27)	0.00	(0.02)	(0.29)
03/31/2013	7.62	0.38		0.55	0.93	(0.35)	0.00	(0.06)	(0.41)
03/31/2012	8.11	0.60		(0.69)	(0.09)	(0.40)	0.00	0.00	(0.40)
03/31/2011	7.94	0.70		0.23	0.93	(0.76)	0.00	0.00	(0.76)
Class C
04/01/2015 - 09/30/2015+	8.19	0.11		(1.05)	(0.94)	(0.07)	0.00	0.00	(0.07)
03/31/2015	8.20	0.33		0.08	0.41	(0.39)	(0.03)	0.00	(0.42)
03/31/2014	8.13	0.27		0.03	0.30	(0.21)	0.00	(0.02)	(0.23)
03/31/2013	7.56	0.33		0.53	0.86	(0.23)	0.00	(0.06)	(0.29)
03/31/2012	8.05	0.41		(0.56)	(0.15)	(0.34)	0.00	0.00	(0.34)
03/31/2011	7.89	0.64		0.23	0.87	(0.71)	0.00	0.00	(0.71)
Class R
04/01/2015 - 09/30/2015+	8.19	0.15		(1.07)	(0.92)	(0.09)	0.00	0.00	(0.09)
03/31/2015	8.21	0.44		0.00	0.44	(0.43)	(0.03)	0.00	(0.46)
03/31/2014	8.14	0.27		0.07	0.34	(0.25)	0.00	(0.02)	(0.27)
03/31/2013	7.62	0.38		0.53	0.91	(0.33)	0.00	(0.06)	(0.39)
03/31/2012	8.11	0.54		(0.65)	(0.11)	(0.38)	0.00	0.00	(0.38)
03/31/2011	7.94	0.65		0.26	0.91	(0.74)	0.00	0.00	(0.74)

PIMCO RealPath™ 2055 Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.32	$0.21		$(1.31)	$(1.10)	$(0.09)	$0.00	$0.00	$(0.09)
12/31/2014 - 03/31/2015	10.00	0.03		0.29	0.32	0.00	0.00	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	10.31	0.17		(1.26)	(1.09)	(0.09)	0.00	0.00	(0.09)
12/31/2014 - 03/31/2015	10.00	0.07		0.24	0.31	0.00	0.00	0.00	0.00
Administrative Class
04/01/2015 - 09/30/2015+	10.31	0.23		(1.32)	(1.09)	(0.09)	0.00	0.00	(0.09)
12/31/2014 - 03/31/2015	10.00	0.03		0.28	0.31	0.00	0.00	0.00	0.00
Class D
04/01/2015 - 09/30/2015+	10.31	0.18		(1.30)	(1.12)	(0.07)	0.00	0.00	(0.07)
12/31/2014 - 03/31/2015	10.00	0.02		0.29	0.31	0.00	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	10.31	0.23		(1.34)	(1.11)	(0.08)	0.00	0.00	(0.08)
12/31/2014 - 03/31/2015	10.00	0.09		0.22	0.31	0.00	0.00	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	10.29	0.14		(1.29)	(1.15)	(0.04)	0.00	0.00	(0.04)
12/31/2014 - 03/31/2015	10.00	0.00	^	0.29	0.29	0.00	0.00	0.00	0.00
Class R
04/01/2015 - 09/30/2015+	10.30	0.17		(1.30)	(1.13)	(0.06)	0.00	0.00	(0.06)
12/31/2014 - 03/31/2015	10.00	0.01		0.29	0.30	0.00	0.00	0.00	0.00

PIMCO RealPath™ Income Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.62	$0.14		$(0.70)	$(0.56)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2015	8.71	0.39		0.06	0.45	(0.42)	(0.10)	(0.02)	(0.54)
03/31/2014	8.87	0.27		(0.19)	0.08	(0.24)	0.00	0.00	(0.24)
03/31/2013	8.52	0.36		0.40	0.76	(0.40)	0.00	(0.01)	(0.41)
03/31/2012	8.51	0.35		0.02	0.37	(0.31)	(0.05)	0.00	(0.36)
03/31/2011	8.30	0.56		0.21	0.77	(0.56)	0.00	0.00	(0.56)

Please see footnotes on pages 38 and 39.

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$7.19	(11.28)%	$2,216	0.63	%*	1.17	%*	0.63	%*	1.17	%*	3.37	%*	37%
8.20	5.90	2,821	0.66		1.17		0.66		1.17		5.85		22
8.21	4.54	2,331	0.71	(k)	1.26	(k)	0.71	(k)	1.26	(k)	4.09		41
8.14	12.53	1,226	0.76		1.35		0.76		1.35		4.80		7
7.62	(0.93)	772	0.87	(e)	1.36	(e)	0.87	(e)	1.36	(e)	7.92		42
8.11	12.19	204	1.07		1.45		1.07		1.45		8.71		9

7.18	(11.60)	592	1.38	*	1.92	*	1.38	*	1.92	*	2.70	*	37
8.19	5.12	713	1.41		1.92		1.41		1.92		4.01		22
8.20	3.81	681	1.46	(k)	2.01	(k)	1.46	(k)	2.01	(k)	3.30		41
8.13	11.60	476	1.51		2.10		1.51		2.10		4.20		7
7.56	(1.74)	253	1.62	(e)	2.11	(e)	1.62	(e)	2.11	(e)	5.30		42
8.05	11.42	252	1.82		2.20		1.82		2.20		8.05		9

7.18	(11.36)	326	0.88	*	1.42	*	0.88	*	1.42	*	3.63	*	37
8.19	5.48	452	0.91		1.42		0.91		1.42		5.26		22
8.21	4.25	785	0.96	(k)	1.51	(k)	0.96	(k)	1.51	(k)	3.29		41
8.14	12.21	747	1.01		1.60		1.01		1.60		4.82		7
7.62	(1.14)	307	1.12	(e)	1.61	(e)	1.12	(e)	1.61	(e)	7.08		42
8.11	11.86	32	1.32		1.70		1.32		1.70		8.12		9

$9.13	(10.69)%	$2,766	0.14	%*	0.67	%*	0.14	%*	0.67	%*	4.05	%*	31%
10.32	3.20	3,097	0.18	*	1.92	*	0.18	*	1.92	*	1.28	*	6

9.13	(10.65)	44	0.24	*	0.77	*	0.24	*	0.77	*	3.41	*	31
10.31	3.10	63	0.28	*	2.02	*	0.28	*	2.02	*	2.87	*	6

9.13	(10.68)	28	0.39	*	0.92	*	0.39	*	0.92	*	4.55	*	31
10.31	3.10	10	0.43	*	2.17	*	0.43	*	2.17	*	1.05	*	6

9.12	(10.90)	12	0.64	*	1.17	*	0.64	*	1.17	*	3.58	*	31
10.31	3.10	10	0.68	*	2.42	*	0.68	*	2.42	*	0.80	*	6

9.12	(10.85)	130	0.64	*	1.17	*	0.64	*	1.17	*	4.61	*	31
10.31	3.10	59	0.68	*	2.42	*	0.68	*	2.42	*	3.61	*	6

9.10	(11.26)	12	1.39	*	1.92	*	1.39	*	1.92	*	2.77	*	31
10.29	2.90	10	1.43	*	3.17	*	1.43	*	3.17	*	0.06	*	6

9.11	(11.02)	9	0.89	*	1.42	*	0.89	*	1.42	*	3.30	*	31
10.30	3.00	10	0.93	*	2.67	*	0.93	*	2.67	*	0.53	*	6

$7.95	(6.56)%	$23,793	0.02	%*	0.55	%*	0.02	%*	0.55	%*	3.24	%*	18%
8.62	5.27	30,810	0.04		0.55		0.04		0.55		4.38		50
8.71	0.96	18,227	0.15	(l)	0.65	(l)	0.15	(l)	0.65	(l)	3.12		26
8.87	9.04	15,873	0.23		0.75		0.23		0.75		4.03		74
8.52	4.50	9,707	0.32		0.75		0.32		0.75		4.12		14
8.51	9.53	4,885	0.39		0.75		0.39		0.75		6.55		0

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO RealPath™ Income Fund (Cont.)
Class P
04/01/2015 - 09/30/2015+	$8.63	$0.14	$(0.71)	$(0.57)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	8.71	0.29	0.16	0.45	(0.41)	(0.10)	(0.02)	(0.53)
03/31/2014	8.88	0.26	(0.20)	0.06	(0.23)	0.00	0.00	(0.23)
03/31/2013	8.53	0.44	0.31	0.75	(0.39)	0.00	(0.01)	(0.40)
10/31/2011 - 03/31/2012	8.57	0.05	0.14	0.19	(0.18)	(0.05)	0.00	(0.23)
Administrative Class
04/01/2015 - 09/30/2015+	8.61	0.13	(0.69)	(0.56)	(0.10)	0.00	0.00	(0.10)
03/31/2015	8.70	0.33	0.10	0.43	(0.40)	(0.10)	(0.02)	(0.52)
03/31/2014	8.87	0.24	(0.19)	0.05	(0.22)	0.00	0.00	(0.22)
03/31/2013	8.50	0.38	0.36	0.74	(0.36)	0.00	(0.01)	(0.37)
03/31/2012	8.51	0.35	(0.02)	0.33	(0.29)	(0.05)	0.00	(0.34)
03/31/2011	8.30	0.49	0.27	0.76	(0.55)	0.00	0.00	(0.55)
Class D
04/01/2015 - 09/30/2015+	8.60	0.11	(0.69)	(0.58)	(0.08)	0.00	0.00	(0.08)
03/31/2015	8.69	0.36	0.05	0.41	(0.38)	(0.10)	(0.02)	(0.50)
03/31/2014	8.86	0.20	(0.17)	0.03	(0.20)	0.00	0.00	(0.20)
03/31/2013	8.48	0.34	0.37	0.71	(0.32)	0.00	(0.01)	(0.33)
03/31/2012	8.48	0.30	0.03	0.33	(0.28)	(0.05)	0.00	(0.33)
03/31/2011	8.28	0.57	0.15	0.72	(0.52)	0.00	0.00	(0.52)
Class A
04/01/2015 - 09/30/2015+	8.61	0.12	(0.70)	(0.58)	(0.09)	0.00	0.00	(0.09)
03/31/2015	8.70	0.31	0.10	0.41	(0.38)	(0.10)	(0.02)	(0.50)
03/31/2014	8.86	0.21	(0.17)	0.04	(0.20)	0.00	0.00	(0.20)
03/31/2013	8.47	0.35	0.36	0.71	(0.31)	0.00	(0.01)	(0.32)
03/31/2012	8.47	0.28	0.04	0.32	(0.27)	(0.05)	0.00	(0.32)
03/31/2011	8.27	0.63	0.09	0.72	(0.52)	0.00	0.00	(0.52)
Class C
04/01/2015 - 09/30/2015+	8.61	0.09	(0.70)	(0.61)	(0.06)	0.00	0.00	(0.06)
03/31/2015	8.70	0.27	0.08	0.35	(0.32)	(0.10)	(0.02)	(0.44)
03/31/2014	8.87	0.15	(0.18)	(0.03)	(0.14)	0.00	0.00	(0.14)
03/31/2013	8.43	0.28	0.36	0.64	(0.19)	0.00	(0.01)	(0.20)
03/31/2012	8.44	0.22	0.04	0.26	(0.22)	(0.05)	0.00	(0.27)
03/31/2011	8.25	0.43	0.23	0.66	(0.47)	0.00	0.00	(0.47)
Class R
04/01/2015 - 09/30/2015+	8.63	0.12	(0.71)	(0.59)	(0.08)	0.00	0.00	(0.08)
03/31/2015	8.72	0.38	0.01	0.39	(0.36)	(0.10)	(0.02)	(0.48)
03/31/2014	8.88	0.16	(0.15)	0.01	(0.17)	0.00	0.00	(0.17)
03/31/2013	8.46	0.28	0.41	0.69	(0.26)	0.00	(0.01)	(0.27)
03/31/2012	8.47	0.24	0.06	0.30	(0.26)	(0.05)	0.00	(0.31)
03/31/2011	8.27	0.53	0.16	0.69	(0.49)	0.00	0.00	(0.49)

PIMCO Global Multi-Asset Fund (Consolidated)
Institutional Class
04/01/2015 - 09/30/2015+	$11.50	$0.19	$(1.07)	$(0.88)	$0.00	$0.00	$0.00	$0.00
03/31/2015	10.41	0.30	0.85	1.15	0.00	0.00	(0.06)	(0.06)
03/31/2014	11.37	0.34	(1.20)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
03/31/2013	11.35	0.29	0.15	0.44	(0.38)	(0.04)	0.00	(0.42)
03/31/2012	12.04	0.34	(0.31)	0.03	(0.56)	(0.16)	0.00	(0.72)
03/31/2011	11.20	0.48	1.08	1.56	(0.50)	(0.22)	0.00	(0.72)

Please see footnotes on pages 38 and 39.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$7.96	(6.60)%	$87	0.12	%*	0.65	%*	0.12	%*	0.65	%*	3.29	%*	18%
8.63	5.21	93	0.14		0.65		0.14		0.65		3.32		50
8.71	0.75	283	0.25	(l)	0.75	(l)	0.25	(l)	0.75	(l)	2.98		26
8.88	8.94	210	0.33		0.85		0.33		0.85		4.99		74
8.53	2.30	10	0.42	*	0.85	*	0.42	*	0.85	*	1.46	*	14

7.95	(6.57)	39,095	0.27	*	0.80	*	0.27	*	0.80	*	2.96	*	18
8.61	5.02	57,610	0.29		0.80		0.29		0.80		3.81		50
8.70	0.61	28,156	0.40	(l)	0.90	(l)	0.40	(l)	0.90	(l)	2.72		26
8.87	8.85	27,540	0.48		1.00		0.48		1.00		4.27		74
8.50	4.08	7,029	0.57		1.00		0.57		1.00		4.08		14
8.51	9.30	22	0.64		1.00		0.64		1.00		5.74		0

7.94	(6.73)	1,782	0.52	*	1.05	*	0.52	*	1.05	*	2.53	*	18
8.60	4.80	3,411	0.54		1.05		0.54		1.05		4.14		50
8.69	0.34	2,008	0.65	(l)	1.15	(l)	0.65	(l)	1.15	(l)	2.27		26
8.86	8.52	3,493	0.73		1.25		0.73		1.25		3.87		74
8.48	3.98	1,557	0.83	(e)	1.26	(e)	0.83	(e)	1.26	(e)	3.51		14
8.48	8.89	390	0.99		1.35		0.99		1.35		6.72		0

7.94	(6.79)	7,434	0.52	*	1.05	*	0.52	*	1.05	*	2.78	*	18
8.61	4.74	8,673	0.54		1.05		0.54		1.05		3.56		50
8.70	0.48	8,635	0.65	(l)	1.15	(l)	0.65	(l)	1.15	(l)	2.47		26
8.86	8.46	9,077	0.73		1.25		0.73		1.25		3.95		74
8.47	3.94	6,065	0.83	(e)	1.26	(e)	0.83	(e)	1.26	(e)	3.28		14
8.47	8.93	3,069	0.99		1.35		0.99		1.35		7.44		0

7.94	(7.12)	2,507	1.27	*	1.80	*	1.27	*	1.80	*	2.03	*	18
8.61	4.03	2,992	1.29		1.80		1.29		1.80		3.03		50
8.70	(0.36)	2,532	1.40	(l)	1.90	(l)	1.40	(l)	1.90	(l)	1.75		26
8.87	7.62	2,612	1.48		2.00		1.48		2.00		3.22		74
8.43	3.21	1,578	1.58	(e)	2.01	(e)	1.58	(e)	2.01	(e)	2.60		14
8.44	8.10	694	1.74		2.10		1.74		2.10		5.04		0

7.96	(6.85)	174	0.77	*	1.30	*	0.77	*	1.30	*	2.73	*	18
8.63	4.49	165	0.79		1.30		0.79		1.30		4.31		50
8.72	0.16	225	0.90	(l)	1.40	(l)	0.90	(l)	1.40	(l)	1.85		26
8.88	8.26	379	0.98		1.50		0.98		1.50		3.25		74
8.46	3.69	235	1.08	(e)	1.51	(e)	1.08	(e)	1.51	(e)	2.85		14
8.47	8.55	53	1.24		1.60		1.24		1.60		6.23		0

$10.62	(7.65)%	$543,880	0.75	%*	1.02	%*	0.72	%*	0.99	%*	3.37	%*	171%
11.50	11.10	590,159	0.61		1.03		0.57		0.99		2.77		444
10.41	(7.53)	879,815	0.51		1.00		0.49		0.98		3.17		94
11.37	3.93	2,232,436	0.54		1.04		0.52		1.02		2.59		223
11.35	0.54	2,396,376	0.52		0.99		0.52		0.99		2.93		94
12.04	14.34	1,750,218	0.54		0.97		0.54		0.97		4.20		71

Please see footnotes on pages 38 and 39.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Global Multi-Asset Fund (Consolidated) (Cont.)
Class P
04/01/2015 - 09/30/2015+	$11.50	$0.19	$(1.08)	$(0.89)	$0.00	$0.00	$0.00	$0.00
03/31/2015	10.41	0.29	0.86	1.15	0.00	0.00	(0.06)	(0.06)
03/31/2014	11.37	0.31	(1.17)	(0.86)	(0.07)	0.00	(0.03)	(0.10)
03/31/2013	11.33	0.28	0.15	0.43	(0.35)	(0.04)	0.00	(0.39)
03/31/2012	12.03	0.35	(0.34)	0.01	(0.55)	(0.16)	0.00	(0.71)
03/31/2011	11.19	0.51	1.04	1.55	(0.49)	(0.22)	0.00	(0.71)
Administrative Class
04/01/2015 - 09/30/2015+	11.49	0.18	(1.07)	(0.89)	0.00	0.00	0.00	0.00
03/31/2015	10.41	0.25	0.88	1.13	0.00	0.00	(0.05)	(0.05)
03/31/2014	11.39	0.34	(1.23)	(0.89)	(0.06)	0.00	(0.03)	(0.09)
03/31/2013	11.33	0.27	0.14	0.41	(0.31)	(0.04)	0.00	(0.35)
10/14/2011 - 03/31/2012	11.44	0.08	0.37	0.45	(0.40)	(0.16)	0.00	(0.56)
Class D
04/01/2015 - 09/30/2015+	11.48	0.16	(1.06)	(0.90)	0.00	0.00	0.00	0.00
03/31/2015	10.42	0.23	0.86	1.09	0.00	0.00	(0.03)	(0.03)
03/31/2014	11.42	0.26	(1.19)	(0.93)	(0.04)	0.00	(0.03)	(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
03/31/2012	11.98	0.26	(0.30)	(0.04)	(0.51)	(0.16)	0.00	(0.67)
03/31/2011	11.15	0.41	1.08	1.49	(0.44)	(0.22)	0.00	(0.66)
Class A
04/01/2015 - 09/30/2015+	11.48	0.16	(1.07)	(0.91)	0.00	0.00	0.00	0.00
03/31/2015	10.42	0.23	0.86	1.09	0.00	0.00	(0.03)	(0.03)
03/31/2014	11.42	0.27	(1.20)	(0.93)	(0.04)	0.00	(0.03)	(0.07)
03/31/2013	11.27	0.21	0.16	0.37	(0.18)	(0.04)	0.00	(0.22)
03/31/2012	11.97	0.26	(0.29)	(0.03)	(0.51)	(0.16)	0.00	(0.67)
03/31/2011	11.14	0.41	1.08	1.49	(0.44)	(0.22)	0.00	(0.66)
Class C
04/01/2015 - 09/30/2015+	11.28	0.11	(1.04)	(0.93)	0.00	0.00	0.00	0.00
03/31/2015	10.28	0.15	0.85	1.00	0.00	0.00	(0.00)^	(0.00)^
03/31/2014	11.31	0.19	(1.19)	(1.00)	(0.00)^	0.00	(0.03)	(0.03)
03/31/2013	11.13	0.13	0.15	0.28	(0.06)	(0.04)	0.00	(0.10)
03/31/2012	11.87	0.18	(0.31)	(0.13)	(0.45)	(0.16)	0.00	(0.61)
03/31/2011	11.06	0.33	1.07	1.40	(0.37)	(0.22)	0.00	(0.59)
Class R
04/01/2015 - 09/30/2015+	11.40	0.14	(1.06)	(0.92)	0.00	0.00	0.00	0.00
03/31/2015	10.36	0.21	0.85	1.06	0.00	0.00	(0.02)	(0.02)
03/31/2014	11.36	0.25	(1.19)	(0.94)	(0.03)	0.00	(0.03)	(0.06)
03/31/2013	11.21	0.20	0.13	0.33	(0.14)	(0.04)	0.00	(0.18)
03/31/2012	11.93	0.25	(0.32)	(0.07)	(0.49)	(0.16)	0.00	(0.65)
03/31/2011	11.13	0.52	0.93	1.45	(0.43)	(0.22)	0.00	(0.65)
03/31/2011	10.37	0.85	0.31	1.16	(0.71)	(0.03)	0.00	(0.74)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective April 1, 2015, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.53%.
(d)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.15% to an annual rate of 0.55%.
(e)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.

38	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$10.61	(7.74)%	$96,395	0.85	%*	1.12	%*	0.82	%*	1.09	%*	3.27	%*	171%
11.50	11.05	94,550	0.71		1.13		0.67		1.09		2.60		444
10.41	(7.58)	128,371	0.61		1.10		0.59		1.08		2.88		94
11.37	3.83	789,716	0.64		1.14		0.62		1.12		2.46		223
11.33	0.38	922,381	0.62		1.09		0.62		1.09		3.06		94
12.03	14.26	504,342	0.64		1.07		0.64		1.07		4.39		71

10.60	(7.75)	31	1.00	*	1.27	*	0.97	*	1.24	*	3.20	*	171
11.49	10.84	52	0.86		1.28		0.82		1.24		2.26		444
10.41	(7.80)	128	0.76		1.25		0.74		1.23		3.21		94
11.39	3.72	3,177	0.79		1.29		0.77		1.27		2.38		223
11.33	4.24	2,407	0.77	*	1.24	*	0.77	*	1.24	*	1.55	*	94

10.58	(7.84)	28,234	1.35	*	1.62	*	1.32	*	1.59	*	2.76	*	171
11.48	10.48	32,129	1.21		1.63		1.17		1.59		2.10		444
10.42	(8.13)	54,599	1.11		1.60		1.09		1.58		2.47		94
11.42	3.35	186,755	1.14		1.64		1.12		1.62		1.89		223
11.27	(0.09)	242,360	1.12		1.59		1.12		1.59		2.24		94
11.98	13.71	222,235	1.14		1.57		1.14		1.57		3.54		71

10.57	(7.93)	153,932	1.35	*	1.62	*	1.32	*	1.59	*	2.76	*	171
11.48	10.48	173,624	1.21		1.63		1.17		1.59		2.13		444
10.42	(8.14)	277,675	1.11		1.60		1.09		1.58		2.51		94
11.42	3.35	887,996	1.14		1.64		1.12		1.62		1.89		223
11.27	0.01	1,229,935	1.12		1.59		1.12		1.59		2.29		94
11.97	13.72	1,030,403	1.14		1.57		1.14		1.57		3.61		71

10.35	(8.24)	156,624	2.10	*	2.37	*	2.07	*	2.34	*	2.02	*	171
11.28	9.73	168,676	1.96		2.38		1.92		2.34		1.38		444
10.28	(8.83)	252,325	1.86		2.35		1.84		2.33		1.76		94
11.31	2.58	737,592	1.89		2.39		1.87		2.37		1.18		223
11.13	(0.87)	917,668	1.87		2.34		1.87		2.34		1.60		94
11.87	12.92	714,316	1.89		2.32		1.89		2.32		2.90		71

10.48	(8.07)	8,800	1.60	*	1.87	*	1.57	*	1.84	*	2.50	*	171
11.40	10.24	11,022	1.46		1.88		1.42		1.84		1.92		444
10.36	(8.27)	13,919	1.36		1.85		1.34		1.83		2.33		94
11.36	3.02	20,858	1.39		1.89		1.37		1.87		1.79		223
11.21	(0.31)	19,436	1.37		1.84		1.37		1.84		2.16		94
11.93	13.39	11,560	1.39		1.82		1.39		1.82		4.46		71
10.79	11.46	1,651,590	0.66		0.66		0.35		0.35		7.82		68

(f)	Effective April 1, 2015, the Fund’s advisory fee was decreased by 0.03% to an annual rate of 0.55%.
(g)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.12% to an annual rate of 0.58%.
(h)	Effective April 1, 2015, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.58%.
(i)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.15% to an annual rate of 0.60%.
(j)	Effective April 1, 2015, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.60%.
(k)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.18% to an annual rate of 0.62%.
(l)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.20% to an annual rate of 0.50%.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Multi-Strategy Alternative Fund	PIMCO RealPathTM 2020 Fund	PIMCO RealPathTM 2025 Fund	PIMCO RealPathTM 2030 Fund

Assets:
Investments, at value
Investments in securities*	$8,431	$4,157	$4,688	$10,548
Investments in Affiliates	69,542	74,097	67,380	93,442
Financial Derivative Instruments
Exchange-traded or centrally cleared	13	517	457	705
Over the counter	1,130	185	140	199
Cash	305	131	14	97
Deposits with counterparty	178	180	162	217
Foreign currency, at value	31	3	2	4
Receivable for investments sold	34	1	0	3
Receivable for investments in Affiliates sold	0	1,043	568	1,482
Receivable for Fund shares sold	1,834	9	36	23
Interest and dividends receivable	12	52	59	133
Dividends receivable from Affiliates	50	103	81	107
Other Assets	0	3	3	4
Total Assets	81,560	80,481	73,590	106,964

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$9	$205	$177	$276
Over the counter	1,283	236	202	328
Payable for investments purchased	33	115	104	152
Payable for investments in Affiliates purchased	1,541	309	769	889
Deposits from counterparty	0	50	50	50
Payable for Fund shares redeemed	276	4	293	19
Accrued investment advisory fees	16	0	0	0
Accrued supervisory and administrative fees	6	4	2	7
Accrued distribution fees	0	11	11	14
Accrued servicing fees	1	3	1	2
Accrued reimbursement to PIMCO	1	0	5	0
Total Liabilities	3,166	937	1,614	1,737

Net Assets	$78,394	$79,544	$71,976	$105,227

Net Assets Consist of:
Paid in capital	$79,951	$87,023	$79,432	$115,566
Undistributed net investment income	565	645	471	835
Accumulated undistributed net realized gain (loss)	(481)	(698)	(327)	(379)
Net unrealized (depreciation)	(1,641)	(7,426)	(7,600)	(10,795)
	$78,394	$79,544	$71,976	$105,227

Cost of Investments in securities	$8,454	$5,300	$5,900	$13,096
Cost of Investments in Affiliates	$70,970	$79,894	$73,391	$101,153
Cost of Foreign Currency Held	$31	$2	$2	$4
Cost or Premiums of Financial Derivative Instruments, net	$(1)	$675	$526	$749

* Includes repurchase agreements of:	$0	$0	$0	$147

†	A zero balance may reflect actual amounts rounding to less than one thousand.

40	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO RealPathTM 2035 Fund	PIMCO RealPathTM 2040 Fund	PIMCO RealPathTM 2045 Fund	PIMCO RealPathTM 2050 Fund	PIMCO RealPathTM 2055 Fund	PIMCO RealPathTM Income Fund

$8,298	$9,240	$7,135	$11,133	$407	$2,856
63,997	72,550	42,969	72,238	2,570	71,959

518	624	371	587	26	425
157	222	108	180	2	125
49	157	74	108	7	71
130	137	85	105	0	140
3	3	2	2	3	2
16	4	0	2	0	1
1,324	894	726	754	43	232
9	20	10	31	0	8
105	117	87	142	5	35
57	53	26	42	2	94
5	4	2	3	0	0
74,668	84,025	51,595	85,327	3,065	75,948

$204	$247	$149	$237	$11	$183
238	312	172	250	5	162
106	118	72	118	5	107
823	1,175	720	1,767	43	551
50	120	0	40	0	50
55	34	12	36	0	7
0	0	0	0	0	0
4	5	3	4	0	1
10	8	3	9	0	10
0	2	0	1	0	2
5	0	3	0	0	3
1,495	2,021	1,134	2,462	64	1,076

$73,173	$82,004	$50,461	$82,865	$3,001	$74,872

$80,621	$88,284	$56,396	$91,669	$3,291	$82,341
710	816	336	795	51	450
91	670	(393)	129	15	(2,063)
(8,249)	(7,766)	(5,878)	(9,728)	(356)	(5,856)
$73,173	$82,004	$50,461	$82,865	$3,001	$74,872

$10,412	$11,331	$8,834	$13,767	$486	$3,621
$69,814	$77,789	$47,000	$79,097	$2,850	$76,771
$3	$3	$2	$2	$3	$2
$496	$664	$297	$509	$9	$485

$0	$0	$244	$0	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Statements of Assets and Liabilities (Cont.)

	PIMCO Multi-Strategy Alternative Fund	PIMCO RealPath™ 2020 Fund	PIMCO RealPath™ 2025 Fund	PIMCO RealPath™ 2030 Fund

Net Assets:
Institutional Class	$74,119	$25,205	$17,996	$33,820
Class P	44	58	11	11
Administrative Class	NA	40,263	49,811	60,081
Class D	186	2,436	664	1,759
Class A	3,893	7,564	2,116	5,752
Class C	152	2,777	824	2,385
Class R	NA	1,241	554	1,419

Shares Issued and Outstanding:
Institutional Class	7,590	3,328	1,991	4,761
Class P	4	8	1	2
Administrative Class	NA	5,204	5,514	8,451
Class D	19	321	73	248
Class A	399	1,001	234	813
Class C	16	365	91	335
Class R	NA	163	61	199

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.77	$7.57	$9.04	$7.10
Class P	9.76	7.61	9.40	7.42
Administrative Class	NA	7.74	9.03	7.11
Class D	9.73	7.58	9.05	7.09
Class A	9.75	7.55	9.06	7.07
Class C	9.69	7.60	9.04	7.12
Class R	NA	7.61	9.04	7.12

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

42	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO RealPath™ 2035 Fund	PIMCO RealPath™ 2040 Fund	PIMCO RealPath™ 2045 Fund	PIMCO RealPath™ 2050 Fund	PIMCO RealPath™ 2055 Fund	PIMCO RealPath™ Income Fund

$24,445	$39,885	$33,249	$41,131	$2,766	$23,793
18	6	11	34	44	87
46,235	33,477	15,599	37,537	28	39,095
656	1,582	551	1,029	12	1,782
1,401	5,225	863	2,216	130	7,434
263	1,389	111	592	12	2,507
155	440	77	326	9	174

2,717	5,704	3,559	5,677	304	2,991
2	1	1	5	5	11
5,141	4,788	1,671	5,204	3	4,917
73	227	59	143	1	224
156	751	92	308	14	936
29	200	12	83	1	316
17	63	8	45	1	22

$9.00	$6.99	$9.34	$7.24	$9.13	$7.95
9.24	7.33	9.70	7.41	9.13	7.96
8.99	6.99	9.34	7.21	9.13	7.95
8.99	6.97	9.32	7.20	9.12	7.94
8.98	6.96	9.34	7.19	9.12	7.94
9.04	6.93	9.34	7.18	9.10	7.94
9.00	6.99	9.38	7.18	9.11	7.96

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO Global Multi- Asset Fund

Assets:
Investments, at value
Investments in securities*	$931,919
Investments in Affiliates	340,993
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,780
Over the counter	23,220
Cash	1
Deposits with counterparty	6,738
Foreign currency, at value	32,246
Receivable for investments sold	194,781
Receivable for investments sold on a delayed-delivery basis	29,094
Receivable for Fund shares sold	1,115
Interest and dividends receivable	4,199
Dividends receivable from Affiliates	952
Reimbursement receivable from PIMCO	40
Total Assets	1,572,078

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$240,814
Payable for sale-buyback transactions	125,257
Payable for short sales	103,981
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,005
Over the counter	20,584
Payable for Investments purchased	66,651
Payable for investments in Affiliates purchased	886
Payable for investments purchased on a delayed-delivery basis	322
Deposits from counterparty	18,099
Payable for Fund shares redeemed	1,577
Accrued investment advisory fees	650
Accrued supervisory and administrative fees	166
Accrued distribution fees	109
Accrued servicing fees	68
Other liabilities	13
Total Liabilities	584,182

Net Assets	$987,896

Net Assets Consist of:
Paid in capital	$1,207,050
(Overdistributed) net investment income	(6,427)
Accumulated undistributed net realized (loss)	(141,861)
Net unrealized (depreciation)	(70,866)
$987,896

Cost of Investments in securities	$954,415
Cost of Investments in Affiliates	$355,465
Cost of Foreign Currency Held	$32,255
Proceeds Received on Short Sales	$103,383
Cost or Premiums of Financial Derivative Instruments, net	$17,959

* Includes repurchase agreements of:	$86,947

44	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO Global Multi- Asset Fund

Net Assets:
Institutional Class	$543,880
Class P	96,395
Administrative Class	31
Class D	28,234
Class A	153,932
Class C	156,624
Class R	8,800

Shares Issued and Outstanding:
Institutional Class	51,195
Class P	9,082
Administrative Class	3
Class D	2,670
Class A	14,559
Class C	15,139
Class R	840

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.62
Class P	10.61
Administrative Class	10.60
Class D	10.58
Class A	10.57
Class C	10.35
Class R	10.48

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Multi-Strategy Alternative Fund	PIMCO RealPath™ 2020 Fund	PIMCO RealPath™ 2025 Fund	PIMCO RealPath™ 2030 Fund

Investment Income:
Interest	$22	$0	$0	$0
Dividends	7	98	107	240
Dividends from Investments in Affiliates	651	1,548	1,428	2,256
Total Income	680	1,646	1,535	2,496

Expenses:
Investment advisory fees	222	255	225	347
Supervisory and administrative fees	24	44	27	46
Distribution and/or servicing fees - Administrative Class	0	63	69	86
Distribution and/or servicing fees - Class D	0	3	2	3
Distribution fees - Class C	0	12	3	10
Distribution fees - Class R	0	2	1	2
Servicing fees - Class A	5	11	3	8
Servicing fees - Class C	0	4	1	3
Servicing fees - Class R	0	2	1	2
Dividends on short sales	1	0	0	0
Interest expense	0	1	0	0
Miscellaneous expense	1	0	0	0
Total Expenses	253	397	332	507
Waiver and/or Reimbursement by PIMCO	(157)	(258)	(226)	(329)
Net Expenses	96	139	106	178

Net Investment Income	584	1,507	1,429	2,318

Net Realized Gain (Loss):
Investments in securities	(4)	119	193	365
Investments in Affiliates	(171)	(1,304)	(393)	(543)
Exchange-traded or centrally cleared financial derivative instruments	(5)	201	172	301
Over the counter financial derivative instruments	(320)	17	56	69
Short sales	18	0	0	0
Foreign currency	4	(22)	(19)	(59)

Net Realized Gain (Loss)	(478)	(989)	9	133

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(22)	(1,313)	(1,441)	(2,896)
Investments in Affiliates	(1,568)	(6,175)	(6,862)	(10,606)
Exchange-traded or centrally cleared financial derivative instruments	(24)	76	71	111
Over the counter financial derivative instruments	(182)	(31)	(43)	(45)
Short sales	(1)	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized (Depreciation)	(1,797)	(7,443)	(8,275)	(13,436)

Net (Decrease) in Net Assets Resulting from Operations	$(1,691)	$(6,925)	$(6,837)	$(10,985)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

46	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO RealPath™ 2035 Fund	PIMCO RealPath™ 2040 Fund	PIMCO RealPath™ 2045 Fund	PIMCO RealPath™ 2050 Fund	PIMCO RealPath™ 2055 Fund	PIMCO RealPath™ Income Fund

$0	$0	$0	$0	$0	$0
195	213	161	258	9	65
1,558	1,681	1,045	1,649	60	1,415
1,753	1,894	1,206	1,907	69	1,480

253	289	179	282	11	228
25	36	17	29	1	40
66	53	22	51	0	61
1	2	1	1	0	4
1	6	1	3	0	11
0	1	0	0	0	0
2	7	1	3	0	10
0	2	0	1	0	4
0	1	0	0	0	0
0	0	0	0	0	0
0	0	0	0	0	0
1	0	0	0	0	0
349	397	221	370	12	358
(234)	(266)	(158)	(245)	(9)	(239)
115	131	63	125	3	119

1,638	1,763	1,143	1,782	66	1,361

312	354	272	438	6	191
(591)	(108)	(459)	(817)	5	(683)
245	302	165	213	0	266
73	2	7	60	4	(39)
0	0	0	0	0	0
(47)	(33)	(34)	(52)	(1)	(14)

(8)	517	(49)	(158)	14	(279)

(2,364)	(2,625)	(1,891)	(3,071)	(98)	(914)
(7,923)	(9,598)	(5,704)	(8,892)	(348)	(6,024)
95	120	92	156	9	110
(22)	10	27	25	(1)	(20)
0	0	0	0	0	0
0	0	1	0	0	0

(10,214)	(12,093)	(7,475)	(11,782)	(438)	(6,848)

$(8,584)	$(9,813)	$(6,381)	$(10,158)	$(358)	$(5,766)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Consolidated Statement of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Investment Income:
Interest, net of foreign taxes*	$10,729
Dividends, net of foreign taxes**	2,831
Dividends from Investments in Affiliates	8,784
Total Income	22,344

Expenses:
Investment advisory fees	5,032
Supervisory and administrative fees	1,060
Distribution and/or servicing fees - Class D	46
Distribution fees - Class C	641
Distribution fees - Class R	13
Servicing fees - Class A	213
Servicing fees - Class C	214
Servicing fees - Class R	13
Trustee fees	1
Interest expense	162
Total Expenses	7,395
Waiver and/or Reimbursement by PIMCO	(1,480)
Net Expenses	5,915

Net Investment Income	16,429

Net Realized Gain (Loss):
Investments in securities	(4,978)
Investments in Affiliates	(4,062)
Exchange-traded or centrally cleared financial derivative instruments	(32,214)
Over the counter financial derivative instruments	6,604
Foreign currency	5,958

Net Realized (Loss)	(28,692)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(10,500)
Investments in Affiliates	(15,191)
Exchange-traded or centrally cleared financial derivative instruments	(20,594)
Over the counter financial derivative instruments	(18,041)
Foreign currency assets and liabilities	(9,561)

Net Change in Unrealized (Depreciation)	(73,887)

Net (Decrease) in Net Assets Resulting from Operations	$(86,150)

* Foreign tax withholdings - Interest	$2

** Foreign tax withholdings - Dividends	$142

48	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Multi-Strategy Alternative Fund		PIMCO RealPath™ 2020 Fund		PIMCO RealPath™ 2025 Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Inception date through March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase in Net Assets from:

Operations:
Net investment income	$584	$32	$1,507	$5,002	$1,429	$4,655
Net realized gain (loss)	(478)	(103)	(989)	2,486	9	1,390
Net change in unrealized appreciation (depreciation)	(1,797)	156	(7,443)	(1,462)	(8,275)	(1,095)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,691)	85	(6,925)	6,026	(6,837)	4,950

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	(344)	(1,932)	(270)	(1,665)
Class P	0	0	(1)	(9)	(0)	(11)
Administrative Class	0	0	(510)	(2,679)	(682)	(2,875)
Class D	0	0	(27)	(139)	(8)	(119)
Class A	0	0	(87)	(345)	(27)	(113)
Class C	0	0	(21)	(132)	(7)	(36)
Class R	0	0	(12)	(89)	(6)	(73)
From net realized capital gains
Institutional Class	0	0	0	(439)	0	(488)
Class P	0	0	0	(1)	0	(0)
Administrative Class	0	0	0	(628)	0	(871)
Class D	0	0	0	(35)	0	(39)
Class A	0	0	0	(83)	0	(36)
Class C	0	0	0	(41)	0	(13)
Class R	0	0	0	(23)	0	(24)
Tax basis return of capital
Institutional Class	0	0	0	0	0	(104)
Class P	0	0	0	0	0	(3)
Administrative Class	0	0	0	0	0	(201)
Class D	0	0	0	0	0	(9)
Class A	0	0	0	0	0	(9)
Class C	0	0	0	0	0	(3)
Class R	0	0	0	0	0	(5)

Total Distributions(a)	0	0	(1,002)	(6,575)	(1,000)	(6,697)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	59,480	20,520	(20,440)	5,070	(8,221)	8,251

Total Increase (Decrease) in Net Assets	57,789	20,605	(28,367)	4,521	(16,058)	6,504

Net Assets:
Beginning of period	20,605	0	107,911	103,390	88,034	81,530
End of period*	$78,394	$20,605	$79,544	$107,911	$71,976	$88,034

* Including undistributed (overdistributed) net investment income of:	$565	$(19)	$645	$140	$471	$42

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Statements of Changes in Net Assets (Cont.)

	PIMCO RealPath™ 2030 Fund		PIMCO RealPath™ 2035 Fund		PIMCO RealPath™ 2040 Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,318	$7,269	$1,638	$5,035	$1,763	$6,363
Net realized gain (loss)	133	2,137	(8)	2,027	517	2,506
Net change in unrealized appreciation (depreciation)	(13,436)	(2,120)	(10,214)	(1,769)	(12,093)	(2,158)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,985)	7,286	(8,584)	5,293	(9,813)	6,711

Distributions to Shareholders:
From net investment income
Institutional Class	(551)	(2,514)	(398)	(1,982)	(617)	(2,937)
Class P	(0)	(17)	(0)	(18)	(0)	(29)
Administrative Class	(904)	(4,110)	(670)	(3,114)	(479)	(3,070)
Class D	(24)	(156)	(8)	(73)	(21)	(124)
Class A	(79)	(305)	(19)	(77)	(67)	(298)
Class C	(24)	(106)	(2)	(14)	(13)	(75)
Class R	(18)	(117)	(2)	(48)	(5)	(92)
From net realized capital gains
Institutional Class	0	(586)	0	(376)	0	(203)
Class P	0	(0)	0	(0)	0	(0)
Administrative Class	0	(982)	0	(609)	0	(219)
Class D	0	(40)	0	(15)	0	(9)
Class A	0	(74)	0	(16)	0	(23)
Class C	0	(31)	0	(3)	0	(6)
Class R	0	(30)	0	(10)	0	(7)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Class A	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions(a)	(1,600)	(9,068)	(1,099)	(6,355)	(1,202)	(7,092)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(11,597)	10,994	(6,370)	15,359	(15,155)	2,148

Total Increase (Decrease) in Net Assets	(24,182)	9,212	(16,053)	14,297	(26,170)	1,767

Net Assets:
Beginning of period	129,409	120,197	89,226	74,929	108,174	106,407
End of period*	$105,227	$129,409	$73,173	$89,226	$82,004	$108,174

* Including undistributed (overdistributed) net investment income of:	$835	$117	$710	$171	$816	$255

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

50	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

PIMCO RealPath™ 2045 Fund		PIMCO RealPath™ 2050 Fund		PIMCO RealPath™ 2055 Fund		PIMCO RealPath™ Income Fund

Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Inception date through March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$1,143	$3,540	$1,782	$4,750	$66	$10	$1,361	$2,851
(49)	1,009	(158)	2,636	14	5	(279)	640
(7,475)	(1,255)	(11,782)	(2,066)	(438)	82	(6,848)	473

(6,381)	3,294	(10,158)	5,320	(358)	97	(5,766)	3,964

(543)	(2,646)	(622)	(2,708)	(28)	0	(343)	(995)
(0)	(14)	(0)	(9)	0	0	(1)	(8)
(236)	(1,148)	(526)	(2,130)	0	0	(533)	(1,429)
(7)	(46)	(13)	(79)	0	0	(22)	(114)
(11)	(37)	(29)	(173)	(1)	0	(81)	(264)
(1)	(7)	(6)	(32)	0	0	(19)	(83)
(1)	(27)	(4)	(44)	0	0	(2)	(10)

0	(316)	0	(188)	0	0	0	(215)
0	(0)	0	(0)	0	0	0	(1)
0	(142)	0	(153)	0	0	0	(321)
0	(6)	0	(6)	0	0	0	(28)
0	(6)	0	(15)	0	0	0	(62)
0	(1)	0	(3)	0	0	0	(23)
0	(4)	0	(3)	0	0	0	(3)

0	0	0	0	0	0	0	(45)
0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	(76)
0	0	0	0	0	0	0	(5)
0	0	0	0	0	0	0	(15)
0	0	0	0	0	0	0	(5)
0	0	0	0	0	0	0	(0)

(799)	(4,400)	(1,200)	(5,543)	(29)	0	(1,001)	(3,703)

(2,632)	12,710	169	20,585	129	3,162	(22,115)	43,427

(9,812)	11,604	(11,189)	20,362	(258)	3,259	(28,882)	43,688

60,273	48,669	94,054	73,692	3,259	0	103,754	60,066
$50,461	$60,273	$82,865	$94,054	$3,001	$3,259	$74,872	$103,754

$336	$(8)	$795	$213	$51	$14	$450	$90

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Consolidated Statements of Changes in Net Assets

	PIMCO Global Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

(Decrease) in Net Assets from:

Operations:
Net investment income	$16,429	$28,385
Net realized gain (loss)	(28,692)	131,525
Net change in unrealized (depreciation)	(73,887)	(34,885)

Net Increase (Decrease) in Net Assets Resulting from Operations	(86,150)	125,025

Distributions to Shareholders:
Tax basis return of capital
Institutional Class	0	(3,655)
Class P	0	(583)
Administrative Class	0	(0)
Class D	0	(123)
Class A	0	(617)
Class C	0	(23)
Class R	0	(0)

Total Distributions(a)	0	(5,001)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	3,834	(656,644)

Total (Decrease) in Net Assets	(82,316)	(536,620)

Net Assets:
Beginning of period	1,070,212	1,606,832
End of period*	$987,896	$1,070,212

* Including (overdistributed) net investment income of:	$(6,427)	$(22,856)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

52	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)	PIMCO Global Multi- Asset Fund

Cash Flows (Used for) Operating Activities:

Net (decrease) in net assets resulting from operations	$(86,150)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash (Used for) Operating Activities:
Purchases of long-term securities	(2,131,575)
Proceeds from sales of long-term securities	2,051,192
Proceeds from sales of short-term portfolio investments, net	32,898
Decrease in deposits with counterparty	323
(Increase) in receivable for investments sold	(177,238)
(Increase) in interest and dividends receivable	(1,770)
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(50,793)
Decrease in over the counter financial derivative instruments	6,350
Increase in payable for investments purchased	40,228
(Decrease) in deposits from counterparty	(9,685)
Increase in accrued investment advisory fees	26
(Decrease) in accrued supervisory and administrative fees	(11)
(Decrease) in accrued distribution fees	(4)
(Decrease) in accrued servicing fees	(5)
Increase in reimbursement receivable from PIMCO	8
Proceeds from short sales transactions, net	87,720
Payments on currency transactions	(3,718)
(Decrease) in other liabilities	(6)
Net Realized (Gain) Loss
Investments in securities	4,978
Investments in Affiliates	4,062
Exchange-traded or centrally cleared financial derivative instruments	32,214
Over the counter financial derivative instruments	(6,604)
Foreign currency	(5,958)
Net Change in Unrealized Depreciation
Investments in securities	10,500
Investments in Affiliates	15,191
Exchange-traded or centrally cleared financial derivative instruments	20,594
Over the counter financial derivative instruments	18,041
Foreign currency assets and liabilities	9,561
Net amortization (accretion) on investments	923

Net Cash (Used for) Operating Activities	(138,708)

Cash Flows Received from Financing Activities:
Proceeds from shares sold	159,476
Payments on shares redeemed	(167,428)
Proceeds from reverse repurchase agreements	1,172,560
Payments on reverse repurchase agreements	(1,013,313)
Proceeds from sale-buyback transactions	1,835,937
Payments on sale-buyback transactions	(1,824,332)
Proceeds from deposits from counterparty	3,087
Payments on deposits from counterparty	(2,693)

Net Cash Received from Financing Activities	163,294

Net Increase in Cash and Foreign Currency	24,586

Cash and Foreign Currency:
Beginning of period	7,661
End of period	$32,247

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$120

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Multi-Strategy Alternative Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.8%

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2016 (a)(b)(d)		$2,162	$2,142

Total U.S. Treasury Obligations (Cost $2,171)			2,142

SOVEREIGN ISSUES 0.4%
Spain Government International Bond
5.150% due 10/31/2044	EUR	200	316

Total Sovereign Issues (Cost $299)			316

		SHARES
EXCHANGE-TRADED FUNDS 0.2%
ETRACS 2xLeveraged Long Wells Fargo Business Development Co. Index		3,300	51
iShares 20+ Year Treasury Bond ETF		1,000	124

Total Exchange-Traded Funds (Cost $187)			175

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.4%

SHORT-TERM NOTES 7.4%
Fannie Mae
0.228% due 01/14/2016		$300	300
0.264% due 02/17/2016		200	200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
0.081% due 11/13/2015	$100	$100
0.127% due 01/07/2016	1,000	1,000
0.203% due 11/06/2015	300	300
0.213% due 01/04/2016	100	100
0.228% due 12/11/2015	200	200
0.238% due 01/14/2016	700	700
0.244% due 01/26/2016	1,400	1,399
Freddie Mac
0.233% due 01/12/2016	1,400	1,399
0.254% due 01/27/2016	100	100
		5,798

Total Short-Term Instruments (Cost $5,797)		5,798

Total Investments in Securities (Cost $8,454)		8,431

	SHARES
INVESTMENTS IN AFFILIATES 88.7%

MUTUAL FUNDS (c) 76.7%
PIMCO Credit Absolute Return Fund	1,455,981	13,992
PIMCO EqS® Long/Short Fund	709,630	8,445
PIMCO Mortgage Opportunities Fund	1,876,033	20,824
PIMCO RAE Worldwide Long/Short PLUS Fund	707,882	6,222
PIMCO TRENDS Managed Futures Strategy Fund	821,767	8,333

	SHARES	MARKET VALUE (000S)
PIMCO Unconstrained Bond Fund	217,915	$2,316

Total Mutual Funds (Cost $61,559)		60,132

SHORT-TERM INSTRUMENTS 12.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%
PIMCO Short-Term Floating NAV Portfolio III	949,049	9,410

Total Short-Term Instruments (Cost $9,411)		9,410

Total Investments in Affiliates (Cost $70,970)		69,542

Total Investments 99.5% (Cost $79,424)		$77,973

Financial Derivative Instruments (c)(f) (0.2%) (Cost or Premiums, net $(1))		(149)

Other Assets and Liabilities, net 0.7%		570

Net Assets 100.0%		$78,394

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Institutional Class Shares of each Fund.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.250	03/14/2016	48	$16	$3

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,750.000	12/18/2015	15	$21	$0
Call - EUREX EURO STOXX 50 Index	4,150.000	12/18/2015	15	5	0

				$26	$0

Total Purchased Options				$42	$3

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Energy Select Sector SPDR Fund	$85.000	03/31/2016	25	$(5)	$0

54	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CME 90-Day Eurodollar March Futures	$99.000	03/14/2016	48	$(6)	$(1)
Put - CME 90-Day Eurodollar March Futures	99.125	03/14/2016	48	(10)	(1)

				$(16)	$(2)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - EUREX EURO STOXX 50 Index	3,950.000	12/18/2015	30	$(21)	$0

Total Written Options				$(42)	$(2)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Fed Fund December Futures	Short	12/2015	2	$(1)	$0	$0
90-Day Eurodollar March Futures	Short	03/2017	5	(6)	0	0
Euro-BTP Italy Government Bond December Futures	Short	12/2015	6	(17)	0	(4)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	4	0	0	0
Volatility S&P 500 Index January Futures	Short	01/2016	6	(3)	2	0
VSTOXX Mini January Futures	Long	01/2016	48	10	2	(1)

Total Futures Contracts				$(17)	$4	$(5)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$	350	$(14)	$(19)	$0	$0
Pay	6-Month EUR-EURIBOR	2.000%	07/17/2025	EUR	600	14	11	1	0
Receive	6-Month GBP-LIBOR	2.750%	07/17/2025	GBP	500	(17)	(16)	0	(2)
Pay	28-Day MXN-TIIE	5.980%	08/26/2024	MXN	5,800	(6)	(2)	2	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		5,800	1	4	3	0

						$(22)	$(22)	$6	$(2)

Total Swap Agreements						$(22)	$(22)	$6	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(d)	Securities with an aggregate market value of $37 and cash of $20 have been pledged as collateral as of September 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $155 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$3	$4	$6	$13	$ (2)	$ (5)	$ (2)	$(9)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	1,781	$		482	$33	$0
	10/2015		INR	20,903			324	5	0
	10/2015	$		448		BRL	1,781	1	0
	10/2015			324		INR	20,903	0	(6)
	11/2015			4		EUR	4	0	0

BRC	10/2015		BRL	357	$		97	7	0
	10/2015	$		90		BRL	357	0	0

CBK	11/2015		EUR	10	$		11	0	0

DUB	10/2015		BRL	1,394			352	1	(1)
	10/2015	$		348		BRL	1,394	4	0
	11/2015		BRL	1,394	$		344	0	(3)

HUS	10/2015		KRW	559,905			493	21	0
	12/2015	$		6		CLP	4,335	0	0
	08/2016		CNY	232	$		35	0	0
	09/2016			1,808			276	0	0

JPM	11/2015		GBP	4			6	0	0
	11/2015	$		9		EUR	8	0	0

MSB	10/2015		BRL	737	$		194	8	0
	10/2015		EUR	277			316	6	0
	10/2015	$		185		BRL	737	1	0

SCX	11/2015		GBP	4	$		6	0	0
	11/2015	$		5		EUR	4	0	0
	08/2016		CNY	331	$		50	0	(1)

SOG	10/2015		BRL	1,861			469	0	(1)
	10/2015	$		500		BRL	1,861	0	(31)
	08/2016		CNY	661	$		100	0	(1)

UAG	10/2015	$		492		KRW	559,905	0	(20)
	11/2015		EUR	11	$		12	0	0
	11/2015		GBP	8			12	0	0
	08/2016		CNY	99			15	0	0

Total Forward Foreign Currency Contracts								$87	$(64)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.500	01/21/2016	$	484	$15	$75

HUS	Put - OTC USD versus CNH	CNH	6.443	08/16/2016		100	1	2

JPM	Call - OTC USD versus CNH		7.000	09/06/2016		901	7	12

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		100	1	2

							$24	$91

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.600%	09/12/2016	$	2,700	$22	$31
	Call - OTC 5-Year Interest Rate Swap (Effective 08/17/2021)	3-Month USD-LIBOR	Pay	2.750%	08/15/2016		6,800	44	52
	Call - OTC 5-Year Interest Rate Swap (Effective 08/17/2021)	3-Month USD-LIBOR	Pay	2.800%	08/15/2016		6,800	44	56

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	12/31/2015		5,300	33	33

								$143	$172

Total Purchased Options								$167	$263

56	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	3.755	01/21/2016	$968	$(16)	$(101)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016	100	(1)	(1)

JPM	Call - OTC USD versus CNH		7.500	09/06/2016	1,352	(5)	(12)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016	100	(1)	(1)

						$(23)	$(115)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 08/17/2021)	3-Month USD-LIBOR	Receive	2.150%	08/15/2016	$	6,800	$(17)	$(23)
	Call - OTC 5-Year Interest Rate Swap (Effective 08/17/2021)	3-Month USD-LIBOR	Receive	2.200%	08/15/2016		6,800	(17)	(24)
	Call - OTC 5-Year Interest Rate Swap (Effective 08/17/2021)	3-Month USD-LIBOR	Receive	2.450%	08/15/2016		6,800	(29)	(35)
	Call - OTC 5-Year Interest Rate Swap (Effective 08/17/2021)	3-Month USD-LIBOR	Receive	2.500%	08/15/2016		6,800	(29)	(38)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.355%	09/12/2016		600	(21)	(26)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	12/31/2015		5,100	(17)	(17)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	12/31/2015		1,200	(16)	(16)

								$(146)	$(179)

Total Written Options								$(169)	$(294)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in MXN		Premiums
Balance at Beginning of Period	30	$1,800	EUR	0	MXN	0	$(35)
Sales	183	39,820		600		6,000	(238)
Closing Buys	(62)	(1,700)		(600)		0	26
Expirations	0	(2,800)		0		(6,000)	25
Exercised	0	(500)		0		0	11

Balance at End of Period	151	$36,620	EUR	0	MXN	0	$(211)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	1,100	$(1)	$(22)	$0	$(23)

DUB	Pay	1-Year BRL-CDI	14.820%	01/04/2021		1,100	1	(5)	0	(4)

HUS	Pay	1-Year BRL-CDI	12.230%	01/04/2021		1,100	1	(24)	0	(23)

							$1	$(51)	$0	$(50)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	RACNLGT Index	10,629	1-Month USD-LIBOR plus a specified spread	01/15/2016	$	13,197	$(474)	$0	$(474)
	Pay	RACNSGT Index	10,379	1-Month USD-LIBOR plus a specified spread	01/15/2016		13,123	315	315	0

BPS	Receive	ERAUSLT Index	30,120	1-Month USD-LIBOR plus a specified spread	01/29/2016		6,413	(127)	0	(127)
	Pay	S&P 500 Total Return Index	1,784	1-Month USD-LIBOR plus a specified spread	01/29/2016		6,512	145	145	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Receive	ERAUSLT Index	48,360	1-Month USD-LIBOR plus a specified spread	01/15/2016	$	10,350	$(256)	$0	$(256)
	Pay	S&P 500 Total Return Index	2,789	1-Month USD-LIBOR plus a specified spread	01/15/2016		10,251	296	296	0

								$(101)	$756	$(857)

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	AUD versus USD 1-Year ATM Implied Volatility	13.300%	09/08/2016	$	5	$0	$(2)	$0	$(2)
	Receive	AUD versus USD 1-Year ATM Implied Volatility	13.400%	09/29/2016		8	0	(4)	0	(4)
	Pay	USD versus CHF 1-Year ATM Implied Volatility	21.100%	09/29/2016		8	0	(5)	0	(5)

DUB	Receive	AUD versus JPY 1-Year ATM Implied Volatility	16.200%	09/08/2016		2	0	(1)	0	(1)
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650%	08/16/2016		6	0	4	4	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700%	08/16/2016		7	0	4	4	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000%	08/16/2016		9	0	8	8	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250%	08/16/2016		7	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900%	08/16/2016		7	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200%	08/16/2016		9	0	(4)	0	(4)
	Pay	USD versus CHF 1-Year ATM Implied Volatility	21.300%	09/08/2016		5	0	0	0	0

GLM	Receive	AUD versus JPY 1-Year ATM Implied Volatility	15.600%	09/29/2016		6	0	0	0	0

UAG	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.600%	08/11/2016		7	0	0	0	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.500%	08/11/2016		7	0	3	3	0

							$0	$6	$24	$(18)

Total Swap Agreements							$1	$(146)	$780	$(925)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (2)
BOA	$39	$0	$315	$354	$(6)	$0	$(485)	$(491)	$(137)	$0	$(137)
BPS	0	0	145	145	0	0	(150)	(150)	(5)	0	(5)
BRC	7	0	0	7	0	0	0	0	7	0	7
DUB	5	75	21	101	(4)	(101)	(11)	(116)	(15)	0	(15)
HUS	21	2	0	23	0	(1)	(23)	(24)	(1)	0	(1)
JPM	0	151	296	447	0	(158)	(256)	(414)	33	0	33
MSB	15	0	0	15	0	0	0	0	15	0	15
MYC	0	33	0	33	0	(33)	0	(33)	0	0	0
SCX	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SOG	0	2	0	2	(33)	(1)	0	(34)	(32)	0	(32)
UAG	0	0	3	3	(20)	0	0	(20)	(17)	0	(17)

Total Over the Counter	$87	$263	$780	$1,130	$(64)	$(294)	$(925)	$(1,283)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

58	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$3	$3
Futures	0	0	4	0	0	4
Swap Agreements	0	0	0	0	6	6

	$0	$0	$4	$0	$9	$13

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$87	$0	$87
Purchased Options	0	0	0	91	172	263
Swap Agreements	0	0	756	24	0	780

	$0	$0	$756	$202	$172	$1,130

	$0	$0	$760	$202	$181	$1,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	1	0	4	5
Swap Agreements	0	0	0	0	2	2

	$0	$0	$1	$0	$8	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$64	$0	$64
Written Options	0	0	0	115	179	294
Swap Agreements	0	0	857	18	50	925

	$0	$0	$857	$197	$229	$1,283

	$0	$0	$858	$197	$237	$1,292

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$3	$0	$4	$7
Futures	0	0	5	0	(6)	(1)
Swap Agreements	0	0	0	0	(11)	(11)

	$0	$0	$8	$0	$(13)	$(5)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(50)	$0	$(50)
Purchased Options	0	0	0	(16)	0	(16)
Written Options	0	0	0	31	0	31
Swap Agreements	0	0	(283)	(2)	0	(285)

	$0	$0	$(283)	$(37)	$0	$(320)

	$0	$0	$(275)	$(37)	$(13)	$(325)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(32)	$0	$(13)	$(45)
Written Options	0	0	37	0	13	50
Futures	0	0	7	0	(24)	(17)
Swap Agreements	0	0	0	0	(12)	(12)

	$0	$0	$12	$0	$(36)	$(24)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22	$0	$22
Purchased Options	0	0	0	66	30	96
Written Options	0	0	0	(99)	(33)	(132)
Swap Agreements	0	0	(123)	6	(51)	(168)

	$0	$0	$(123)	$(5)	$(54)	$(182)

	$0	$0	$(111)	$(5)	$(90)	$(206)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Multi-Strategy Alternative Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,142	$0	$2,142
Sovereign Issues	0	316	0	316
Exchange-Traded Funds	175	0	0	175
Short-Term Instruments
Short-Term Notes	0	5,798	0	5,798
	$175	$8,256	$0	$8,431
Investments in Affiliates, at Value
Mutual Funds	60,132	0	0	60,132
Short-Term Instruments
Central Funds Used for Cash Management Purposes	9,410	0	0	9,410
	$69,542	$0	$0	$69,542

Total Investments	$69,717	$8,256	$0	$77,973

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$7	$6	$0	$13
Over the counter	0	1,130	0	1,130
	$7	$1,136	$0	$1,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(2)	0	(9)
Over the counter	0	(1,283)	0	(1,283)
	$(7)	$(1,285)	$0	$(1,292)

Totals	$69,717	$8,107	$0	$77,824

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

60	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealPath™ 2020 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 5.2%

EXCHANGE-TRADED FUNDS 5.2%

iShares China Large Cap Index ETF	10,300	$365
Vanguard FTSE Emerging Markets ETF	114,583	3,792

Total Exchange-Traded Funds (Cost $5,300)		4,157

Total Investments in Securities (Cost $5,300)		4,157

INVESTMENTS IN AFFILIATES 93.2%

MUTUAL FUNDS (a) 91.1%
PIMCO CommoditiesPLUS® Strategy Fund	164,259	1,017
PIMCO CommodityRealReturn Strategy Fund®	138,272	997
PIMCO Emerging Local Bond Fund	147,652	1,000
PIMCO Emerging Markets Bond Fund	104,365	978
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	575,889	6,104

	SHARES	MARKET VALUE (000S)
PIMCO High Yield Fund	454,139	$3,928
PIMCO Long Duration Total Return Fund	520,763	5,921
PIMCO RAE Fundamental PLUS EMG Fund	293,584	2,128
PIMCO Real Return Asset Fund	1,083,269	8,439
PIMCO Real Return Fund	609,269	6,476
PIMCO RealEstateRealReturn Strategy Fund	548,094	3,985
PIMCO StocksPLUS® Fund	298,953	2,601
PIMCO StocksPLUS® Absolute Return Fund	365,033	3,165
PIMCO StocksPLUS® International Fund (Unhedged)	527,824	2,850
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	538,468	3,645
PIMCO StocksPLUS® Small Fund	474,234	3,851
PIMCO Total Return Fund	1,134,355	11,877
PIMCO TRENDS Managed Futures Strategy Fund	345,627	3,505

Total Mutual Funds (Cost $78,264)		72,467

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	164,421	$1,630

Total Short-Term Instruments (Cost $1,630)		1,630

Total Investments in Affiliates (Cost $79,894)		74,097

Total Investments 98.4% (Cost $85,194)		$78,254

Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $675)		261

Other Assets and Liabilities, net 1.3%		1,029

Net Assets 100.0%		$79,544

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	26	$1	$1
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	43	51	144

				$52	$145

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	31	$234	$334

Total Purchased Options				$286	$479

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	26	$(1)	$(1)
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	43	(17)	(49)

				$(18)	$(50)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	31	$(124)	$(153)

Total Written Options				$(142)	$(203)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO RealPath™ 2020 Fund (Cont.)

FUTURES CONTRACTS:

	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
Description					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	35	$(33)	$38	$0
Volatility S&P 500 Index December Futures	Long	12/2015	4	(2)	0	(2)

Total Futures Contracts				$(35)	$38	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $180 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$479	$38	$0	$517	$(203)	$(2)	$0	$(205)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2015		BRL	3,031	$		757	$0	$(8)
	10/2015	$		763		BRL	3,031	2	0
	11/2015			749			3,031	7	0
	11/2015			131		CHF	128	1	0

GLM	10/2015			1,428		JPY	170,484	0	(7)
	11/2015			363		AUD	515	0	(3)

HUS	10/2015			1,522		GBP	968	0	(57)

JPM	10/2015		BRL	3,031	$		763	0	(2)
	10/2015	$		842		BRL	3,031	0	(77)
	11/2015		EUR	422	$		476	4	0

MSB	10/2015		JPY	170,484			1,420	0	(1)
	11/2015	$		1,420		JPY	170,484	2	0

UAG	10/2015		GBP	968	$		1,472	7	0
	11/2015	$		1,471		GBP	968	0	(7)

Total Forward Foreign Currency Contracts								$23	$(162)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	4,300	$75	$17
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,400	174	53
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		5,400	114	22
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		5,500	234	66

								$597	$158

Total Purchased Options								$597	$158

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$	3,600	$(60)	$(74)

Total Written Options								$(60)	$(74)

62	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	31	$13,696	$(251)
Sales	726	0	(89)
Closing Buys	(14)	0	6
Expirations	(540)	(10,096)	121
Exercised	(103)	0	11

Balance at End of Period	100	$3,600	$(202)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 300	$(6)	$10	$4	$0

Total Swap Agreements						$(6)	$10	$4	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$17	$0	$17	$0	$0	$0	$0	$17	$0	$17
CBK	0	0	4	4	0	0	0	0	4	0	4
DUB	10	0	0	10	(8)	0	0	(8)	2	(50)	(48)
GLM	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
HUS	0	0	0	0	(57)	0	0	(57)	(57)	0	(57)
JPM	4	53	0	57	(79)	0	0	(79)	(22)	0	(22)
MSB	2	0	0	2	(1)	0	0	(1)	1	0	1
MYC	0	88	0	88	0	(74)	0	(74)	14	0	14
UAG	7	0	0	7	(7)	0	0	(7)	0	0	0

Total Over the Counter	$23	$158	$4	$185	$(162)	$(74)	$0	$(236)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO RealPath™ 2020 Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$479	$0	$0	$479
Futures	0	0	38	0	0	38

	$0	$0	$517	$0	$0	$517

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23	$0	$23
Purchased Options	0	0	0	0	158	158
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$23	$158	$185

	$0	$4	$517	$23	$158	$702

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$203	$0	$0	$203
Futures	0	0	2	0	0	2

	$0	$0	$205	$0	$0	$205

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$162	$0	$162
Written Options	0	0	0	0	74	74

	$0	$0	$0	$162	$74	$236

	$0	$0	$205	$162	$74	$441

The effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$17	$0	$0	$17
Written Options	0	0	39	0	0	39
Futures	239	0	(138)	0	44	145

	$239	$0	$(82)	$0	$44	$201

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$76	$0	$76
Purchased Options	0	0	0	(25)	(1)	(26)
Written Options	0	0	0	0	67	67
Swap Agreements	0	1	(101)	0	0	(100)

	$0	$1	$(101)	$51	$66	$17

	$239	$1	$(183)	$51	$110	$218

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$143	$0	$0	$143
Written Options	0	0	(32)	0	0	(32)
Futures	33	0	(92)	0	24	(35)

	$33	$0	$19	$0	$24	$76

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(38)	$0	$(38)
Purchased Options	0	0	0	24	(35)	(11)
Written Options	0	0	0	0	20	20
Swap Agreements	0	(2)	0	0	0	(2)

	$0	$(2)	$0	$(14)	$(15)	$(31)

	$33	$(2)	$19	$(14)	$9	$45

64	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$4,157	$0	$0	$4,157
	$4,157	$0	$0	$4,157

Investments in Affiliates, at Value
Mutual Funds	72,467	0	0	72,467
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,630	0	0	1,630
	$74,097	$0	$0	$74,097

Total Investments	$78,254	$0	$0	$78,254

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$38	$479	$0	$517
Over the counter	0	185	0	185
	$38	$664	$0	$702

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(203)	0	(205)
Over the counter	0	(236)	0	(236)
	$(2)	$(439)	$0	$(441)

Totals	$78,290	$225	$0	$78,515

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO RealPath™ 2025 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 6.5%

EXCHANGE-TRADED FUNDS 6.5%
iShares China Large Cap Index ETF	10,700	$379
Vanguard FTSE Emerging Markets ETF	130,216	4,309

Total Exchange-Traded Funds (Cost $5,900)		4,688

Total Investments in Securities (Cost $5,900)		4,688

INVESTMENTS IN AFFILIATES 93.6%

MUTUAL FUNDS (a) 90.1%
PIMCO CommoditiesPLUS® Strategy Fund	147,482	913
PIMCO CommodityRealReturn Strategy Fund®	124,399	897
PIMCO Emerging Local Bond Fund	132,838	899
PIMCO Emerging Markets Bond Fund	93,919	880
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	345,410	3,661

	SHARES	MARKET VALUE (000S)
PIMCO High Yield Fund	612,856	$5,301
PIMCO Long Duration Total Return Fund	484,461	5,508
PIMCO RAE Fundamental PLUS EMG Fund	384,316	2,786
PIMCO Real Return Asset Fund	974,479	7,591
PIMCO Real Return Fund	445,331	4,734
PIMCO RealEstateRealReturn Strategy Fund	745,581	5,421
PIMCO StocksPLUS® Fund	269,627	2,346
PIMCO StocksPLUS® Absolute Return Fund	431,184	3,738
PIMCO StocksPLUS® International Fund (Unhedged)	542,043	2,927
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	732,380	4,958
PIMCO StocksPLUS® Small Fund	448,841	3,645
PIMCO Total Return Fund	522,782	5,474
PIMCO TRENDS Managed Futures Strategy Fund	313,500	3,179

Total Mutual Funds (Cost $70,869)		64,858

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	254,360	$2,522

Total Short-Term Instruments (Cost $2,522)		2,522

Total Investments in Affiliates (Cost $73,391)		67,380

Total Investments 100.1% (Cost $79,291)		$72,068

Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $526)		218

Other Assets and Liabilities, net (0.4%)		(310)

Net Assets 100.0%		$71,976

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	28	$1	$1
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	45	53	150

				$54	$151

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	25	$189	$270

Total Purchased Options				$243	$421

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	28	$(1)	$(1)
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	44	(17)	(51)

				$(18)	$(52)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	25	$(100)	$(123)

Total Written Options				$(118)	$(175)

66	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	33	$(31)	$36	$0
Volatility S&P 500 Index December Futures	Long	12/2015	5	(3)	0	(2)

Total Futures Contracts				$(34)	$36	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $162 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$421	$36	$0	$457	$(175)	$(2)	$0	$(177)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2015		BRL	2,062	$		515	$0	$(6)
	10/2015	$		519		BRL	2,062	1	0
	11/2015			509			2,062	5	0
	11/2015			105		CHF	103	1	0

GLM	10/2015			1,538		JPY	183,636	0	(7)
	11/2015			423		AUD	599	0	(3)

HUS	10/2015			1,686		GBP	1,073	0	(63)

JPM	10/2015		BRL	2,062	$		519	0	(1)
	10/2015	$		573		BRL	2,062	0	(53)
	11/2015		EUR	29	$		33	0	0

MSB	10/2015		JPY	183,636			1,529	0	(2)
	11/2015	$		1,530		JPY	183,636	2	0

UAG	10/2015		GBP	1,073	$		1,631	8	0
	11/2015	$		1,631		GBP	1,073	0	(8)

Total Forward Foreign Currency Contracts								$17	$(143)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	3,300	$57	$13

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,300	131	40

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		4,100	86	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		4,200	179	50

								$453	$120

Total Purchased Options								$453	$120

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$	2,900	$(48)	$(59)

Total Written Options								$(48)	$(59)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO RealPath™ 2025 Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	25	$11,050	$(203)
Sales	732	0	(90)
Closing Buys	(15)	0	6
Expirations	(538)	(8,150)	109
Exercised	(107)	0	12

Balance at End of Period	97	$2,900	$(166)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$0	$13	$0	$13	$0	$0	$0	$0	$13	$0	$13
CBK	0	0	3	3	0	0	0	0	3	0	3
DUB	7	0	0	7	(6)	0	0	(6)	1	(40)	(39)
GLM	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
HUS	0	0	0	0	(63)	0	0	(63)	(63)	0	(63)
JPM	0	40	0	40	(54)	0	0	(54)	(14)	0	(14)
MSB	2	0	0	2	(2)	0	0	(2)	0	0	0
MYC	0	67	0	67	0	(59)	0	(59)	8	(10)	(2)
UAG	8	0	0	8	(8)	0	0	(8)	0	0	0

Total Over the Counter	$17	$120	$3	$140	$(143)	$(59)	$0	$(202)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

68	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$421	$0	$0	$421
Futures	0	0	36	0	0	36

	$0	$0	$457	$0	$0	$457

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17	$0	$17
Purchased Options	0	0	0	0	120	120
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$17	$120	$140

	$0	$3	$457	$17	$120	$597

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$175	$0	$0	$175
Futures	0	0	2	0	0	2

	$0	$0	$177	$0	$0	$177

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$143	$0	$143
Written Options	0	0	0	0	59	59

	$0	$0	$0	$143	$59	$202

	$0	$0	$177	$143	$59	$379

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$15	$0	$0	$15
Written Options	0	0	38	0	0	38
Futures	180	0	(95)	0	34	119

	$180	$0	$(42)	$0	$34	$172

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$93	$0	$93
Purchased Options	0	0	0	0	(1)	(1)
Written Options	0	0	0	0	54	54
Swap Agreements	0	1	(91)	0	0	(90)

	$0	$1	$(91)	$93	$53	$56

	$180	$1	$(133)	$93	$87	$228

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$137	$0	$0	$137
Written Options	0	0	(32)	0	0	(32)
Futures	35	0	(88)	0	19	(34)

	$35	$0	$17	$0	$19	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31)	$0	$(31)
Purchased Options	0	0	0	0	(27)	(27)
Written Options	0	0	0	0	16	16
Swap Agreements	0	(1)	0	0	0	(1)

	$0	$(1)	$0	$(31)	$(11)	$(43)

	$35	$(1)	$17	$(31)	$8	$28

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO RealPath™ 2025 Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$4,688	$0	$0	$4,688
	$4,688	$0	$0	$4,688

Investments in Affiliates, at Value
Mutual Funds	64,858	0	0	64,858
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,522	0	0	2,522
	$67,380	$0	$0	$67,380

Total Investments	$72,068	$0	$0	$72,068

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$36	$421	$0	$457
Over the counter	0	140	0	140
	$36	$561	$0	$597

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(175)	0	(177)
Over the counter	0	(202)	0	(202)
	$(2)	$(377)	$0	$(379)

Totals	$72,102	$184	$0	$72,286

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

70	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealPath™ 2030 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 10.0%

EXCHANGE-TRADED FUNDS 9.9%
iShares China Large Cap Index ETF	18,300	$649
Vanguard FTSE Emerging Markets ETF	294,693	9,752

Total Exchange-Traded Funds (Cost $12,949)		10,401

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		147

Total Short-Term Instruments (Cost $147)
		147

Total Investments in Securities (Cost $13,096)		10,548

INVESTMENTS IN AFFILIATES 88.8%

MUTUAL FUNDS (a) 86.3%
PIMCO CommoditiesPLUS® Strategy Fund	216,295	1,339
PIMCO CommodityRealReturn Strategy Fund®	182,614	1,317

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Local Bond Fund	390,005	$2,640
PIMCO Emerging Markets Bond Fund	275,697	2,583
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	253,534	2,687
PIMCO High Yield Fund	899,667	7,782
PIMCO Long Duration Total Return Fund	686,613	7,807
PIMCO RAE Fundamental PLUS EMG Fund	458,603	3,325
PIMCO Real Return Asset Fund	1,430,421	11,143
PIMCO Real Return Fund	150,818	1,603
PIMCO RealEstateRealReturn Strategy Fund	1,445,454	10,508
PIMCO StocksPLUS® Fund	426,791	3,713
PIMCO StocksPLUS® Absolute Return Fund	844,344	7,320
PIMCO StocksPLUS® International Fund (Unhedged)	1,034,563	5,587
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,262,299	8,546
PIMCO StocksPLUS® Small Fund	626,228	5,085
PIMCO Total Return Fund	255,736	2,678

	SHARES	MARKET VALUE (000S)
PIMCO TRENDS Managed Futures Strategy Fund	506,372	$5,135

Total Mutual Funds (Cost $98,508)		90,798

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	266,674	2,644

Total Short-Term Instruments (Cost $2,645)		2,644

Total Investments in Affiliates (Cost $101,153)		93,442

Total Investments 98.8% (Cost $114,249)		$103,990

Financial Derivative Instruments (c)(d) 0.3% (Cost or Premiums, net $749)		300

Other Assets and Liabilities, net 0.9%		937

Net Assets 100.0%		$105,227

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$147	U.S. Treasury Notes 1.500% due 10/31/2019	$(152)	$147	$147

Total Repurchase Agreements						$(152)	$147	$147

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$147	$0	$0	$147	$(152)	$(5)

Total Borrowings and Other Financing Transactions	$147	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO RealPath™ 2030 Fund (Cont.)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	49	$2	$2
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	76	90	254

				$92	$256

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	37	$279	$399

Total Purchased Options				$371	$655

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	49	$(1)	$(1)
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	76	(30)	(88)

				$(31)	$(89)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	37	$(148)	$(183)

Total Written Options				$(179)	$(272)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	42	$(38)	$50	$0
Volatility S&P 500 Index December Futures	Long	12/2015	8	(4)	0	(4)

Total Futures Contracts				$(42)	$50	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $217 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$655	$50	$0	$705	$(272)		$(4)	$0	$(276)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2015		BRL	3,093	$		772	$0	$(8)
	10/2015	$		779		BRL	3,093	2	0
	11/2015			764			3,093	7	0
	11/2015			153		CHF	150	1	0

72	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
GLM	10/2015	$		2,834		JPY	338,436	$0	$(13)
	11/2015			770		AUD	1,091	0	(6)

HUS	10/2015			3,040		GBP	1,934	0	(114)

JPM	10/2015		BRL	3,093	$		779	0	(2)
	10/2015	$		859		BRL	3,093	0	(79)
	11/2015			547		EUR	485	0	(5)

MSB	10/2015		JPY	338,436	$		2,818	0	(3)
	11/2015	$		2,819		JPY	338,436	3	0

UAG	10/2015		GBP	1,934	$		2,940	15	0
	11/2015	$		2,940		GBP	1,934	0	(14)

Total Forward Foreign Currency Contracts								$28	$(244)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$ 4,600	$80	$19

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,700	186	56

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,600	118	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,800	247	70

							$631	$168

Total Purchased Options							$631	$168

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$	4,100	$(68)	$(84)

Total Written Options								$(68)	$(84)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	37	$16,144	$(296)
Sales	1,256	0	(154)
Closing Buys	(24)	0	10
Expirations	(924)	(12,044)	174
Exercised	(183)	0	19

Balance at End of Period	162	$4,100	$(247)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 300	$(6)	$9	$3	$0

Total Swap Agreements						$(6)	$9	$3	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO RealPath™ 2030 Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (4)
BOA	$0	$19	$0	$19	$0	$0	$0	$0	$19	$0	$19
CBK	0	0	3	3	0	0	0	0	3	0	3
DUB	10	0	0	10	(8)	0	0	(8)	2	(50)	(48)
GLM	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)
HUS	0	0	0	0	(114)	0	0	(114)	(114)	0	(114)
JPM	0	56	0	56	(86)	0	0	(86)	(30)	0	(30)
MSB	3	0	0	3	(3)	0	0	(3)	0	0	0
MYC	0	93	0	93	0	(84)	0	(84)	9	0	9
UAG	15	0	0	15	(14)	0	0	(14)	1	0	1

Total Over the Counter	$28	$168	$3	$199	$(244)	$(84)	$0	$(328)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$655	$0	$0	$655
Futures	0	0	50	0	0	50

	$0	$0	$705	$0	$0	$705

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28	$0	$28
Purchased Options	0	0	0	0	168	168
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$28	$168	$199

	$0	$3	$705	$28	$168	$904

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$272	$0	$0	$272
Futures	0	0	4	0	0	4

	$0	$0	$276	$0	$0	$276

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$244	$0	$244
Written Options	0	0	0	0	84	84

	$0	$0	$0	$244	$84	$328

	$0	$0	$276	$244	$84	$604

74	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$26	$0	$0	$26
Written Options	0	0	67	0	0	67
Futures	224	0	(66)	0	50	208

	$224	$0	$27	$0	$50	$301

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$145	$0	$145
Purchased Options	0	0	0	(23)	(1)	(24)
Written Options	0	0	0	0	80	80
Swap Agreements	0	2	(134)	0	0	(132)

	$0	$2	$(134)	$122	$79	$69

	$224	$2	$(107)	$122	$129	$370

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$224	$0	$0	$224
Written Options	0	0	(57)	0	0	(57)
Futures	52	0	(136)	0	28	(56)

	$52	$0	$31	$0	$28	$111

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(50)	$0	$(50)
Purchased Options	0	0	0	22	(38)	(16)
Written Options	0	0	0	0	23	23
Swap Agreements	0	(2)	0	0	0	(2)

	$0	$(2)	$0	$(28)	$(15)	$(45)

	$52	$(2)	$31	$(28)	$13	$66

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$10,401	$0	$0	$10,401
Short-Term Instruments
Repurchase Agreements	0	147	0	147
	$10,401	$147	$0	$10,548

Investments in Affiliates, at Value
Mutual Funds	90,798	0	0	90,798
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,644	0	0	2,644
	$93,442	$0	$0	$93,442

Total Investments	$103,843	$147	$0	$103,990

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$50	$655	$0	$705
Over the counter	0	199	0	199
	$50	$854	$0	$904

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(272)	0	(276)
Over the counter	0	(328)	0	(328)
	$(4)	$(600)	$0	$(604)

Totals	$103,889	$401	$0	$104,290

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO RealPath™ 2035 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 11.4%

EXCHANGE-TRADED FUNDS 11.4%
iShares China Large Cap Index ETF	15,800	$561
Vanguard FTSE Emerging Markets ETF	233,828	7,737

Total Exchange-Traded Funds (Cost $10,412)		8,298

Total Investments in Securities (Cost $10,412)		8,298

INVESTMENTS IN AFFILIATES 87.4%

MUTUAL FUNDS (a) 84.8%
PIMCO CommoditiesPLUS® Strategy Fund	151,382	937
PIMCO CommodityRealReturn Strategy Fund®	127,648	920
PIMCO Emerging Local Bond Fund	272,614	1,846
PIMCO Emerging Markets Bond Fund	192,728	1,806
PIMCO High Yield Fund	419,230	3,626

	SHARES	MARKET VALUE (000S)
PIMCO Long Duration Total Return Fund	477,067	$5,424
PIMCO RAE Fundamental PLUS EMG Fund	443,993	3,219
PIMCO Real Return Asset Fund	975,481	7,599
PIMCO RealEstateRealReturn Strategy Fund	1,004,358	7,302
PIMCO StocksPLUS® Fund	341,130	2,968
PIMCO StocksPLUS® Absolute Return Fund	653,301	5,664
PIMCO StocksPLUS® International Fund (Unhedged)	890,101	4,807
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,014,246	6,866
PIMCO StocksPLUS® Small Fund	680,295	5,524
PIMCO TRENDS Managed Futures Strategy Fund	351,798	3,567

Total Mutual Funds (Cost $67,892)		62,075

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	193,813	$1,922

Total Short-Term Instruments (Cost $1,922)		1,922

Total Investments in Affiliates (Cost $69,814)		63,997

Total Investments 98.8% (Cost $80,226)		$72,295

Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $496)		233

Other Assets and Liabilities, net 0.9%		645

Net Assets 100.0%		$73,173

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	40	$1	$1
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	65	77	217

				$78	$218

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	25	$189	$270

Total Purchased Options				$267	$488

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	40	$(1)	$(1)
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	66	(26)	(77)

				$(27)	$(78)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	25	$(100)	$(123)

Total Written Options				$(127)	$(201)

76	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	28	$(25)	$30	$0
Volatility S&P 500 Index December Futures	Long	12/2015	7	(4)	0	(3)

Total Futures Contracts				$(29)	$30	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $130 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$488	$30	$0	$518	$(201)	$(3)	$0	$(204)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	11/2015	$		997		EUR	915	$26	$0

DUB	10/2015		BRL	1,959	$		489	0	(5)
	10/2015	$		493		BRL	1,959	1	0
	11/2015			484			1,959	4	0
	11/2015			105		CHF	103	1	0

GLM	10/2015			2,118		JPY	252,868	0	(10)
	11/2015			647		AUD	917	0	(5)

HUS	10/2015			2,493		GBP	1,586	0	(94)

JPM	10/2015		BRL	1,959	$		493	0	(1)
	10/2015	$		544		BRL	1,959	0	(50)

MSB	10/2015		JPY	252,868	$		2,106	0	(2)
	11/2015	$		2,106		JPY	252,868	2	0

UAG	10/2015		GBP	1,586	$		2,411	12	0
	11/2015	$		2,411		GBP	1,586	0	(12)

Total Forward Foreign Currency Contracts								$46	$(179)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,900	$50	$12

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,100	123	37

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,700	78	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,700	157	45

								$408	$109

Total Purchased Options								$408	$109

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO RealPath™ 2035 Fund (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$	2,900	$(48)	$(59)

Total Written Options								$(48)	$(59)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	25	$11,214	$(204)
Sales	1,059	0	(130)
Closing Buys	(21)	0	8
Expirations	(774)	(8,314)	135
Exercised	(158)	0	16

Balance at End of Period	131	$2,900	$(175)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (4)
BOA	$0	$12	$0	$12	$0	$0	$0	$0	$12	$0	$12
CBK	26	0	2	28	0	0	0	0	28	0	28
DUB	6	0	0	6	(5)	0	0	(5)	1	(40)	(39)
GLM	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
HUS	0	0	0	0	(94)	0	0	(94)	(94)	0	(94)
JPM	0	37	0	37	(51)	0	0	(51)	(14)	0	(14)
MSB	2	0	0	2	(2)	0	0	(2)	0	0	0
MYC	0	60	0	60	0	(59)	0	(59)	1	(10)	(9)
UAG	12	0	0	12	(12)	0	0	(12)	0	0	0

Total Over the Counter	$46	$109	$2	$157	$(179)	$(59)	$0	$(238)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

78	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$488	$0	$0	$488
Futures	0	0	30	0	0	30

	$0	$0	$518	$0	$0	$518

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$46	$0	$46
Purchased Options	0	0	0	0	109	109
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$46	$109	$157

	$0	$2	$518	$46	$109	$675

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$201	$0	$0	$201
Futures	0	0	3	0	0	3

	$0	$0	$204	$0	$0	$204

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$179	$0	$179
Written Options	0	0	0	0	59	59

	$0	$0	$0	$179	$59	$238

	$0	$0	$204	$179	$59	$442

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$27	$0	$0	$27
Written Options	0	0	56	0	0	56
Futures	153	0	(27)	0	36	162

	$153	$0	$56	$0	$36	$245

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$111	$0	$111
Purchased Options	0	0	0	0	(1)	(1)
Written Options	0	0	0	0	55	55
Swap Agreements	0	1	(93)	0	0	(92)

	$0	$1	$(93)	$111	$54	$73

	$153	$1	$(37)	$111	$90	$318

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$181	$0	$0	$181
Written Options	0	0	(50)	0	0	(50)
Futures	41	0	(97)	0	20	(36)

	$41	$0	$34	$0	$20	$95

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12)	$0	$(12)
Purchased Options	0	0	0	0	(25)	(25)
Written Options	0	0	0	0	16	16
Swap Agreements	0	(1)	0	0	0	(1)

	$0	$(1)	$0	$(12)	$(9)	$(22)

	$41	$(1)	$34	$(12)	$11	$73

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO RealPath™ 2035 Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$8,298	$0	$0	$8,298
	$8,298	$0	$0	$8,298

Investments in Affiliates, at Value
Mutual Funds	62,075	0	0	62,075
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,922	0	0	1,922
	$63,997	$0	$0	$63,997

Total Investments	$72,295	$0	$0	$72,295

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$30	$488	$0	$518
Over the counter	0	157	0	157
	$30	$645	$0	$675

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(201)	0	(204)
Over the counter	0	(238)	0	(238)
	$(3)	$(439)	$0	$(442)

Totals	$72,322	$206	$0	$72,528

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

80	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealPath™ 2040 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 11.3%

EXCHANGE-TRADED FUNDS 11.3%
iShares China Large Cap Index ETF	18,500	$656
Vanguard FTSE Emerging Markets ETF	259,399	8,584

Total Exchange-Traded Funds (Cost $11,331)		9,240

Total Investments in Securities (Cost $11,331)		9,240

INVESTMENTS IN AFFILIATES 88.4%

MUTUAL FUNDS (a) 84.6%
PIMCO CommoditiesPLUS® Strategy Fund	167,865	1,039
PIMCO CommodityRealReturn Strategy Fund®	141,607	1,021
PIMCO Emerging Local Bond Fund	151,213	1,024
PIMCO Emerging Markets Bond Fund	106,876	1,001
PIMCO High Yield Fund	465,077	4,023

	SHARES	MARKET VALUE (000S)
PIMCO Long Duration Total Return Fund	551,579	$6,272
PIMCO RAE Fundamental PLUS EMG Fund	492,397	3,570
PIMCO Real Return Asset Fund	844,937	6,582
PIMCO RealEstateRealReturn Strategy Fund	1,124,391	8,174
PIMCO StocksPLUS® Fund	519,942	4,524
PIMCO StocksPLUS® Absolute Return Fund	795,056	6,893
PIMCO StocksPLUS® International Fund (Unhedged)	996,362	5,380
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,135,251	7,686
PIMCO StocksPLUS® Small Fund	1,015,385	8,245
PIMCO TRENDS Managed Futures Strategy Fund	393,926	3,994

Total Mutual Funds (Cost $74,666)		69,428

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	314,925	$3,122

Total Short-Term Instruments (Cost $3,123)		3,122

Total Investments in Affiliates (Cost $77,789)		72,550

Total Investments 99.7% (Cost $89,120)		$81,790

Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $664)		287

Other Assets and Liabilities, net (0.1%)		(73)

Net Assets 100.0%		$82,004

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	49	$2	$2
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	77	91	257

				$93	$259

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	31	$234	$334

Total Purchased Options				$327	$593

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	49	$(1)	$(1)
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	77	(30)	(89)

				$(31)	$(90)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	31	$(124)	$(153)

Total Written Options				$(155)	$(243)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO RealPath™ 2040 Fund (Cont.)

FUTURES CONTRACTS:

	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
Description					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	29	$(25)	$31	$0
Volatility S&P 500 Index December Futures	Long	12/2015	8	(4)	0	(4)

Total Futures Contracts				$(29)	$31	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $137 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$593	$31	$0	$624	$(243)	$(4)	$0	$(247)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	11/2015	$		1,724		EUR	1,582	$45	$0

DUB	10/2015		BRL	3,073	$		767	0	(8)
	10/2015	$		773		BRL	3,072	2	0
	11/2015			759			3,072	7	0
	11/2015			130		CHF	127	1	0

GLM	10/2015			2,952		JPY	352,463	0	(14)
	11/2015			794		AUD	1,125	0	(6)

HUS	10/2015			3,117		GBP	1,983	0	(117)

JPM	10/2015		BRL	3,073	$		773	0	(2)
	10/2015	$		853		BRL	3,073	0	(78)

MSB	10/2015		JPY	352,463	$		2,935	0	(3)
	11/2015	$		2,936		JPY	352,463	3	0

UAG	10/2015		GBP	1,983	$		3,015	15	0
	11/2015	$		3,014		GBP	1,983	0	(15)

Total Forward Foreign Currency Contracts								$73	$(243)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$ 4,100	$71	$17

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,200	166	50

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	4,900	103	20
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,000	213	60

							$553	$147

Total Purchased Options							$553	$147

82	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$ 3,400	$(57)	$(69)

Total Written Options							$(57)	$(69)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	31	$13,506	$(248)
Sales	1,350	0	(164)
Closing Buys	(25)	0	10
Expirations	(1,014)	(10,106)	171
Exercised	(185)	0	19

Balance at End of Period	157	$3,400	$(212)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (4)
BOA	$0	$17	$0	$17	$0	$0	$0	$0	$17	$0	$17
CBK	45	0	2	47	0	0	0	0	47	0	47
DUB	10	0	0	10	(8)	0	0	(8)	2	(50)	(48)
GLM	0	0	0	0	(20)	0	0	(20)	(20)	0	(20)
HUS	0	0	0	0	(117)	0	0	(117)	(117)	0	(117)
JPM	0	50	0	50	(80)	0	0	(80)	(30)	0	(30)
MSB	3	0	0	3	(3)	0	0	(3)	0	0	0
MYC	0	80	0	80	0	(69)	0	(69)	11	(70)	(59)
UAG	15	0	0	15	(15)	0	0	(15)	0	0	0

Total Over the Counter	$73	$147	$2	$222	$(243)	$(69)	$0	$(312)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO RealPath™ 2040 Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$593	$0	$0	$593
Futures	0	0	31	0	0	31

	$0	$0	$624	$0	$0	$624

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73	$0	$73
Purchased Options	0	0	0	0	147	147
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$73	$147	$222

	$0	$2	$624	$73	$147	$846

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$243	$0	$0	$243
Futures	0	0	4	0	0	4

	$0	$0	$247	$0	$0	$247

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$243	$0	$243
Written Options	0	0	0	0	69	69

	$0	$0	$0	$243	$69	$312

	$0	$0	$247	$243	$69	$559

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$27	$0	$0	$27
Written Options	0	0	75	0	0	75
Futures	187	0	(30)	0	43	200

	$187	$0	$72	$0	$43	$302

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$54	$0	$54
Purchased Options	0	0	0	(15)	(1)	(16)
Written Options	0	0	0	0	67	67
Swap Agreements	0	1	(104)	0	0	(103)

	$0	$1	$(104)	$39	$66	$2

	$187	$1	$(32)	$39	$109	$304

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$215	$0	$0	$215
Written Options	0	0	(58)	0	0	(58)
Futures	51	0	(112)	0	24	(37)

	$51	$0	$45	$0	$24	$120

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10	$0	$10
Purchased Options	0	0	0	14	(33)	(19)
Written Options	0	0	0	0	20	20
Swap Agreements	0	(1)	0	0	0	(1)

	$0	$(1)	$0	$24	$(13)	$10

	$51	$(1)	$45	$24	$11	$130

84	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$9,240	$0	$0	$9,240
	$9,240	$0	$0	$9,240

Investments in Affiliates, at Value
Mutual Funds	69,428	0	0	69,428
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,122	0	0	3,122
	$72,550	$0	$0	$72,550

Total Investments	$81,790	$0	$0	$81,790

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$31	$593	$0	$624
Over the counter	0	222	0	222
	$31	$815	$0	$846

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(243)	0	(247)
Over the counter	0	(312)	0	(312)
	$(4)	$(555)	$0	$(559)

Totals	$81,817	$260	$0	$82,077

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO RealPath™ 2045 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 14.1%

EXCHANGE-TRADED FUNDS 13.7%
iShares China Large Cap Index ETF	12,800	$454
Vanguard FTSE Emerging Markets ETF	194,520	6,437

Total Exchange-Traded Funds (Cost $8,590)		6,891

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (b) 0.4%
		244

Total Short-Term Instruments (Cost $244)		244

Total Investments in Securities (Cost $8,834)		7,135

INVESTMENTS IN AFFILIATES 85.1%

MUTUAL FUNDS (a) 82.5%
PIMCO CommoditiesPLUS® Strategy Fund	103,775	642
PIMCO CommodityRealReturn Strategy Fund®	87,450	631

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Local Bond Fund	93,382	$632
PIMCO Emerging Markets Bond Fund	66,004	619
PIMCO High Yield Fund	143,601	1,242
PIMCO Long Duration Total Return Fund	328,345	3,733
PIMCO RAE Fundamental PLUS EMG Fund	320,966	2,327
PIMCO Real Return Asset Fund	358,718	2,794
PIMCO RealEstateRealReturn Strategy Fund	691,243	5,025
PIMCO StocksPLUS® Fund	335,561	2,919
PIMCO StocksPLUS® Absolute Return Fund	491,009	4,257
PIMCO StocksPLUS® International Fund (Unhedged)	683,260	3,690
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	830,052	5,620
PIMCO StocksPLUS® Small Fund	624,254	5,069
PIMCO TRENDS Managed Futures Strategy Fund	242,149	2,455

Total Mutual Funds (Cost $45,686)		41,655

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	132,485	$1,314

Total Short-Term Instruments (Cost $1,314)		1,314

Total Investments in Affiliates (Cost $47,000)		42,969

Total Investments 99.2% (Cost $55,834)		$50,104

Financial Derivative Instruments (c)(d) 0.3% (Cost or Premiums, net $297)		158

Other Assets and Liabilities, net 0.5%		199

Net Assets 100.0%		$50,461

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$244	U.S. Treasury Notes 1.500% due 10/31/2019	$(254)	$244	$244

Total Repurchase Agreements						$(254)	$244	$244

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$244	$0	$0	$244	$(254)	$(10)

Total Borrowings and Other Financing Transactions	$244	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

86	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	32	$1	$1
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	53	63	177

				$64	$178

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	17	$128	$184

Total Purchased Options				$192	$362

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	32	$(1)	$(1)
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	53	(20)	(61)

				$(21)	$(62)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	17	$(68)	$(84)

Total Written Options				$(89)	$(146)

FUTURES CONTRACTS:

	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
Description					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	12	$(1)	$9	$0
Volatility S&P 500 Index December Futures	Long	12/2015	6	(3)	0	(3)

Total Futures Contracts				$(4)	$9	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $85 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$362	$9	$0	$371	$(146)	$(3)	$0	$(149)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO RealPath™ 2045 Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Unrealized Appreciation/ (Depreciation)
							Asset	Liability
AZD	10/2015	$	511		AUD	719	$0	$(7)

CBK	11/2015		1,221		EUR	1,120	31	0

DUB	10/2015	BRL	1,217	$		304	0	(3)
	10/2015	$	306		BRL	1,216	1	0
	11/2015		301			1,216	3	0
	11/2015		71		CHF	70	1	0

GLM	10/2015		1,490		JPY	177,955	0	(7)

HUS	10/2015		1,930		GBP	1,228	0	(72)

JPM	10/2015	BRL	1,217	$		306	0	(1)
	10/2015	$	338		BRL	1,217	0	(31)
	11/2015		505		AUD	719	0	(1)

MSB	10/2015	JPY	177,955	$		1,482	0	(2)
	11/2015	$	1,482		JPY	177,955	1	0

UAG	10/2015	GBP	1,228	$		1,867	9	0
	11/2015	$	1,867		GBP	1,228	0	(9)

Total Forward Foreign Currency Contracts							$46	$(133)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	1,700	$30	$7

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		1,700	67	21

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		2,000	42	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,100	89	25

								$228	$61

Total Purchased Options								$228	$61

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$	1,900	$(32)	$(39)

Total Written Options								$(32)	$(39)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	17	$7,530	$(137)
Sales	842	0	(104)
Closing Buys	(18)	0	7
Expirations	(611)	(5,630)	100
Exercised	(128)	0	13

Balance at End of Period	102	$1,900	$(121)

88	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 100	$(2)	$3	$1	$0

Total Swap Agreements						$(2)	$3	$1	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
AZD	$0	$0	$0	$0	$(7)	$0	$0	$(7)	$(7)	$0	$(7)
BOA	0	7	0	7	0	0	0	0	7	0	7
CBK	31	0	1	32	0	0	0	0	32	0	32
DUB	5	0	0	5	(3)	0	0	(3)	2	0	2
GLM	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
HUS	0	0	0	0	(72)	0	0	(72)	(72)	0	(72)
JPM	0	21	0	21	(33)	0	0	(33)	(12)	0	(12)
MSB	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
MYC	0	33	0	33	0	(39)	0	(39)	(6)	0	(6)
UAG	9	0	0	9	(9)	0	0	(9)	0	0	0

Total Over the Counter	$46	$61	$1	$108	$(133)	$(39)	$0	$(172)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$362	$0	$0	$362
Futures	0	0	9	0	0	9

	$0	$0	$371	$0	$0	$371

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$46	$0	$46
Purchased Options	0	0	0	0	61	61
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$46	$61	$108

	$0	$1	$371	$46	$61	$479

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Schedule of Investments PIMCO RealPath™ 2045 Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$146	$0	$0	$146
Futures	0	0	3	0	0	3

	$0	$0	$149	$0	$0	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$133	$0	$133
Written Options	0	0	0	0	39	39

	$0	$0	$0	$133	$39	$172

	$0	$0	$149	$133	$39	$321

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$23	$0	$0	$23
Written Options	0	0	42	0	0	42
Futures	118	0	(42)	0	24	100

	$118	$0	$23	$0	$24	$165

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$33	$0	$33
Written Options	0	0	0	0	37	37
Swap Agreements	0	1	(64)	0	0	(63)

	$0	$1	$(64)	$33	$37	$7

	$118	$1	$(41)	$33	$61	$172

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$142	$0	$0	$142
Written Options	0	0	(40)	0	0	(40)
Futures	25	0	(48)	0	13	(10)

	$25	$0	$54	$0	$13	$92

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31	$0	$31
Purchased Options	0	0	0	0	(14)	(14)
Written Options	0	0	0	0	11	11
Swap Agreements	0	(1)	0	0	0	(1)

	$0	$(1)	$0	$31	$(3)	$27

	$25	$(1)	$54	$31	$10	$119

90	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$6,891	$0	$0	$6,891
Short-Term Instruments
Repurchase Agreements	0	244	0	244
	$6,891	$244	$0	$7,135

Investments in Affiliates, at Value
Mutual Funds	41,655	0	0	41,655
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,314	0	0	1,314
	$42,969	$0	$0	$42,969

Total Investments	$49,860	$244	$0	$50,104

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$9	$362	$0	$371
Over the counter	0	108	0	108
	$9	$470	$0	$479

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(146)	0	(149)
Over the counter	0	(172)	0	(172)
	$(3)	$(318)	$0	$(321)

Totals	$49,866	$396	$0	$50,262

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Schedule of Investments PIMCO RealPath™ 2050 Fund

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 13.4%

EXCHANGE-TRADED FUNDS 13.4%
iShares China Large Cap Index ETF	20,600	$731
Vanguard FTSE Emerging Markets ETF	314,354	10,402

Total Exchange-Traded Funds (Cost $13,767)		11,133

Total Investments in Securities (Cost $13,767)		11,133

INVESTMENTS IN AFFILIATES 87.2%

MUTUAL FUNDS (a) 82.5%
PIMCO CommoditiesPLUS® Strategy Fund	167,457	1,036
PIMCO CommodityRealReturn Strategy Fund®	141,324	1,019
PIMCO Emerging Local Bond Fund	150,911	1,022
PIMCO Emerging Markets Bond Fund	106,720	1,000

	SHARES	MARKET VALUE (000S)
PIMCO High Yield Fund	232,060	$2,007
PIMCO Long Duration Total Return Fund	550,475	6,259
PIMCO RAE Fundamental PLUS EMG Fund	518,953	3,762
PIMCO Real Return Asset Fund	316,192	2,463
PIMCO RealEstateRealReturn Strategy Fund	1,134,749	8,250
PIMCO StocksPLUS® Fund	660,050	5,742
PIMCO StocksPLUS® Absolute Return Fund	937,105	8,125
PIMCO StocksPLUS® International Fund (Unhedged)	1,044,049	5,638
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,424,197	9,642
PIMCO StocksPLUS® Small Fund	1,024,640	8,320
PIMCO TRENDS Managed Futures Strategy Fund	397,657	4,032

Total Mutual Funds (Cost $75,176)		68,317

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	395,427	$3,921

Total Short-Term Instruments (Cost $3,921)		3,921

Total Investments in Affiliates (Cost $79,097)		72,238

Total Investments 100.6% (Cost $92,864)		$83,371

Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $509)		280

Other Assets and Liabilities, net (0.9%)		(786)

Net Assets 100.0%		$82,865

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	55	$2	$2
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	85	101	284

				$103	$286

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	27	$204	$291

Total Purchased Options				$307	$577

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	55	$(1)	$(1)
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	85	(34)	(99)

				$(35)	$(100)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	27	$(108)	$(133)

Total Written Options				$(143)	$(233)

92	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	17	$6	$10	$0
Volatility S&P 500 Index December Futures	Long	12/2015	9	(5)	0	(4)

Total Futures Contracts				$1	$10	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $105 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$577	$10	$0	$587	$(233)	$(4)	$0	$(237)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	11/2015	$		1,977		EUR	1,814	$51	$0

DUB	10/2015		BRL	1,794	$		448	0	(5)
	10/2015	$		452		BRL	1,794	1	0
	11/2015			443			1,794	4	0
	11/2015			109		CHF	107	1	0

GLM	10/2015			2,372		JPY	283,254	0	(11)
	11/2015			784		AUD	1,111	0	(6)

HUS	10/2015			2,983		GBP	1,898	0	(112)

JPM	10/2015		BRL	1,794	$		452	0	(1)
	10/2015	$		498		BRL	1,794	0	(46)

MSB	10/2015		JPY	283,254	$		2,358	0	(2)
	11/2015	$		2,360		JPY	283,254	3	0

UAG	10/2015		GBP	1,898	$		2,885	14	0
	11/2015	$		2,885		GBP	1,898	0	(14)

Total Forward Foreign Currency Contracts								$74	$(197)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	2,900	$50	$12

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		2,900	115	35

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		3,500	74	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		3,600	153	43

								$392	$104

Total Purchased Options								$392	$104

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Schedule of Investments PIMCO RealPath™ 2050 Fund (Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$	2,600	$(43)	$(53)

Total Written Options								$(43)	$(53)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	27	$11,352	$(209)
Sales	1,366	0	(168)
Closing Buys	(28)	0	11
Expirations	(992)	(8,752)	159
Exercised	(206)	0	21

Balance at End of Period	167	$2,600	$(186)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (4)
BOA	$0	$12	$0	$12	$0	$0	$0	$0	$12	$0	$12
CBK	51	0	2	53	0	0	0	0	53	0	53
DUB	6	0	0	6	(5)	0	0	(5)	1	(30)	(29)
GLM	0	0	0	0	(17)	0	0	(17)	(17)	0	(17)
HUS	0	0	0	0	(112)	0	0	(112)	(112)	0	(112)
JPM	0	35	0	35	(47)	0	0	(47)	(12)	0	(12)
MSB	3	0	0	3	(2)	0	0	(2)	1	0	1
MYC	0	57	0	57	0	(53)	0	(53)	4	(10)	(6)
UAG	14	0	0	14	(14)	0	0	(14)	0	0	0

Total Over the Counter	$74	$104	$2	$180	$(197)	$(53)	$0	$(250)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

94	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$577	$0	$0	$577
Futures	0	0	10	0	0	10

	$0	$0	$587	$0	$0	$587

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$74	$0	$74
Purchased Options	0	0	0	0	104	104
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$74	$104	$180

	$0	$2	$587	$74	$104	$767

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$233	$0	$0	$233
Futures	0	0	4	0	0	4

	$0	$0	$237	$0	$0	$237

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$197	$0	$197
Written Options	0	0	0	0	53	53

	$0	$0	$0	$197	$53	$250

	$0	$0	$237	$197	$53	$487

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$33	$0	$0	$33
Written Options	0	0	70	0	0	70
Futures	158	0	(86)	0	38	110

	$158	$0	$17	$0	$38	$213

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$119	$0	$119
Purchased Options	0	0	0	(14)	0	(14)
Written Options	0	0	0	0	58	58
Swap Agreements	0	1	(104)	0	0	(103)

	$0	$1	$(104)	$105	$58	$60

	$158	$1	$(87)	$105	$96	$273

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$227	$0	$0	$227
Written Options	0	0	(64)	0	0	(64)
Futures	44	0	(72)	0	21	(7)

	$44	$0	$91	$0	$21	$156

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22	$0	$22
Purchased Options	0	0	0	13	(23)	(10)
Written Options	0	0	0	0	14	14
Swap Agreements	0	(1)	0	0	0	(1)

	$0	$(1)	$0	$35	$(9)	$25

	$44	$(1)	$91	$35	$12	$181

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Schedule of Investments PIMCO RealPath™ 2050 Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$11,133	$0	$0	$11,133
	$11,133	$0	$0	$11,133

Investments in Affiliates, at Value
Mutual Funds	68,317	0	0	68,317
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,921	0	0	3,921
	$72,238	$0	$0	$72,238

Total Investments	$83,371	$0	$0	$83,371

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$10	$577	$0	$587
Over the counter	0	180	0	180
	$10	$757	$0	$767

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(233)	0	(237)
Over the counter	0	(250)	0	(250)
	$(4)	$(483)	$0	$(487)

Totals	$83,377	$274	$0	$83,651

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

96	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealPath™ 2055 Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 13.6%

EXCHANGE-TRADED FUNDS 13.6%
iShares China Large Cap Index ETF	700	$25
Vanguard FTSE Emerging Markets ETF	11,566	382

Total Exchange-Traded Funds (Cost $486)		407

Total Investments in Securities (Cost $486)		407

INVESTMENTS IN AFFILIATES 85.6%

MUTUAL FUNDS (a) 82.5%
PIMCO CommoditiesPLUS® Strategy Fund	6,152	38
PIMCO CommodityRealReturn Strategy Fund®	5,199	38
PIMCO Emerging Local Bond Fund	5,552	38
PIMCO Emerging Markets Bond Fund	3,928	37

	SHARES	MARKET VALUE (000S)
PIMCO High Yield Fund	8,538	$74
PIMCO Long Duration Total Return Fund	19,526	222
PIMCO RAE Fundamental PLUS EMG Fund	19,089	138
PIMCO Real Return Asset Fund	11,634	91
PIMCO RealEstateRealReturn Strategy Fund	41,110	299
PIMCO StocksPLUS® Fund	24,230	211
PIMCO StocksPLUS® Absolute Return Fund	33,490	290
PIMCO StocksPLUS® International Fund (Unhedged)	37,832	204
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	51,611	349
PIMCO StocksPLUS® Small Fund	37,126	301
PIMCO TRENDS Managed Futures Strategy Fund	14,401	146

Total Mutual Funds (Cost $2,756)		2,476

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	9,447	$94

Total Short-Term Instruments (Cost $94)		94

Total Investments in Affiliates (Cost $2,850)		2,570

Total Investments 99.2% (Cost $3,336)		$2,977

Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $9)		12

Other Assets and Liabilities, net 0.4%		12

Net Assets 100.0%		$3,001

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	2	$0	$0
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	3	4	10

				$4	$10

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	3	$12	$4
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	1	7	11

				$19	$15

Total Purchased Options				$23	$25

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	2	$0	$0
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	3	(1)	(3)

				$(1)	$(3)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	3	$(9)	$(3)
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	1	(4)	(5)

				$(13)	$(8)

Total Written Options				$(14)	$(11)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Schedule of Investments PIMCO RealPath™ 2055 Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	1	$1	$1	$0

Total Futures Contracts				$1	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$25	$1	$0	$26	$(11)	$0	$0	$(11)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	11/2015	$		68		EUR	62	$2	$0

DUB	11/2015			3		CHF	3	0	0

GLM	10/2015			82		JPY	9,800	0	0
	11/2015			27		AUD	39	0	0

HUS	10/2015		JPY	9,800	$		82	0	0
	10/2015	$		104		GBP	66	0	(4)
	11/2015			82		JPY	9,800	0	0

UAG	10/2015		GBP	66	$		100	0	0
	11/2015	$		100		GBP	66	0	(1)

Total Forward Foreign Currency Contracts								$2	$(5)

WRITTEN OPTIONS:

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	4	$196	$(14)
Sales	47	0	(6)
Closing Buys	(1)	0	0
Expirations	(34)	(196)	5
Exercised	(7)	0	1

Balance at End of Period	9	$0	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
CBK	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
HUS	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$2	$0	$0	$2	$(5)	$0	$0	$(5)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

98	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$25	$0	$0	$25
Futures	0	0	1	0	0	1

	$0	$0	$26	$0	$0	$26

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$0	$26	$2	$0	$28

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$11	$0	$0	$11

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5	$0	$5

	$0	$0	$11	$5	$0	$16

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$1	$0	$0	$1
Written Options	0	0	3	0	0	3
Futures	9	0	(15)	0	2	(4)

	$9	$0	$(11)	$0	$2	$0

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7
Written Options	0	0	0	0	1	1
Swap Agreements	0	0	(4)	0	0	(4)

	$0	$0	$(4)	$7	$1	$4

	$9	$0	$(15)	$7	$3	$4

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$6	$0	$0	$6
Written Options	0	0	(1)	0	0	(1)
Futures	0	0	3	0	1	4

	$0	$0	$8	$0	$1	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1)	$0	$(1)

	$0	$0	$8	$(1)	$1	$8

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Schedule of Investments PIMCO RealPath™ 2055 Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$407	$0	$0	$407
	$407	$0	$0	$407
Investments in Affiliates, at Value
Mutual Funds	2,476	0	0	2,476
Short-Term Instruments
Central Funds Used for Cash Management Purposes	94	0	0	94
	$2,570	$0	$0	$2,570

Total Investments	$2,977	$0	$0	$2,977

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$25	$0	$26
Over the counter	0	2	0	2
	$1	$27	$0	$28

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)
Over the counter	0	(5)	0	(5)
	$0	$(16)	$0	$(16)

Totals	$2,978	$11	$0	$2,989

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

100	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealPath™ Income Fund

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 3.8%

EXCHANGE-TRADED FUNDS 3.8%
iShares China Large Cap Index ETF	7,500	$266
Vanguard FTSE Emerging Markets ETF	78,275	2,590

Total Exchange-Traded Funds (Cost $3,621)		2,856

Total Investments in Securities (Cost $3,621)		2,856

INVESTMENTS IN AFFILIATES 96.1%

MUTUAL FUNDS (a) 90.3%
PIMCO CommoditiesPLUS® Strategy Fund	152,259	942
PIMCO CommodityRealReturn Strategy Fund®	128,193	924
PIMCO Emerging Local Bond Fund	136,889	927
PIMCO Emerging Markets Bond Fund	96,737	906
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	711,892	7,546
PIMCO High Yield Fund	210,525	1,821

	SHARES	MARKET VALUE (000S)
PIMCO Long Duration Total Return Fund	499,199	$5,676
PIMCO RAE Fundamental PLUS EMG Fund	197,926	1,435
PIMCO Real Return Asset Fund	765,191	5,961
PIMCO Real Return Fund	917,844	9,757
PIMCO RealEstateRealReturn Strategy Fund	516,602	3,756
PIMCO StocksPLUS® Fund	298,841	2,600
PIMCO StocksPLUS® Absolute Return Fund	338,852	2,938
PIMCO StocksPLUS® International Fund (Unhedged)	528,087	2,852
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	507,373	3,435
PIMCO StocksPLUS® Small Fund	219,846	1,785
PIMCO Total Return Fund	1,077,476	11,281
PIMCO TRENDS Managed Futures Strategy Fund	303,869	3,081

Total Mutual Funds (Cost $72,435)		67,623

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	437,270	$4,336

Total Short-Term Instruments (Cost $4,336)		4,336

Total Investments in Affiliates (Cost $76,771)		71,959

Total Investments 99.9% (Cost $80,392)		$74,815

Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $485)		205

Other Assets and Liabilities, net (0.2%)		(148)

Net Assets 100.0%		$74,872

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$20.000	01/15/2016	19	$1	$1
Put - CBOE iShares NASDAQ Biotechnology	325.000	12/18/2015	31	36	103

				$37	$104

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	29	$219	$313

Total Purchased Options				$256	$417

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$18.000	01/15/2016	19	$0	$0
Put - CBOE iShares NASDAQ Biotechnology	275.000	12/18/2015	31	(12)	(36)

				$(12)	$(36)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	29	$(116)	$(143)

Total Written Options				$(128)	$(179)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Schedule of Investments PIMCO RealPath™ Income Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2015	15	$8	$8	$(3)
Volatility S&P 500 Index December Futures	Long	12/2015	3	(2)	0	(1)

Total Futures Contracts				$6	$8	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $140 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$417	$8	$0	$425	$(179)	$(4)	$0	$(183)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2015		BRL	1,897	$		474	$0	$(5)
	10/2015	$		478		BRL	1,897	1	0
	11/2015			469			1,897	5	0
	11/2015			127		CHF	125	1	0

GLM	10/2015			790		JPY	94,300	0	(4)
	11/2015			366		AUD	519	0	(2)

HUS	10/2015			1,459		GBP	928	0	(55)

JPM	10/2015		BRL	1,897	$		477	0	(1)
	10/2015	$		527		BRL	1,897	0	(48)
	11/2015		EUR	428	$		483	4	0

MSB	10/2015		JPY	94,300			785	0	(1)
	11/2015	$		785		JPY	94,300	1	0

UAG	10/2015		GBP	928	$		1,411	7	0
	11/2015	$		1,411		GBP	928	0	(7)

Total Forward Foreign Currency Contracts								$19	$(123)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$ 2,800	$49	$11

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	115	35

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,600	76	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,600	153	43

							$393	$104

Total Purchased Options							$393	$104

102	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$ 1,900	$(32)	$(39)

Total Written Options							$(32)	$(39)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	29	$11,612	$(212)
Sales	538	0	(66)
Closing Buys	(10)	0	4
Expirations	(403)	(9,712)	106
Exercised	(75)	0	8

Balance at End of Period	79	$1,900	$(160)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON U.S. MUNICIPAL ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
								Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	$ 200	$(4)	$6	$2	$0

Total Swap Agreements						$(4)	$6	$2	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (4)
BOA	$0	$11	$0	$11	$0	$0	$0	$0	$11	$0	$11
CBK	0	0	2	2	0	0	0	0	2	0	2
DUB	7	0	0	7	(5)	0	0	(5)	2	(30)	(28)
GLM	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
HUS	0	0	0	0	(55)	0	0	(55)	(55)	0	(55)
JPM	4	35	0	39	(49)	0	0	(49)	(10)	0	(10)
MSB	1	0	0	1	(1)	0	0	(1)	0	0	0
MYC	0	58	0	58	0	(39)	0	(39)	19	(20)	(1)
UAG	7	0	0	7	(7)	0	0	(7)	0	0	0

Total Over the Counter	$19	$104	$2	$125	$(123)	$(39)	$0	$(162)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Schedule of Investments PIMCO RealPath™ Income Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$417	$0	$0	$417
Futures	0	0	8	0	0	8

	$0	$0	$425	$0	$0	$425

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19	$0	$19
Purchased Options	0	0	0	0	104	104
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$19	$104	$125

	$0	$2	$425	$19	$104	$550

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$179	$0	$0	$179
Futures	0	0	4	0	0	4

	$0	$0	$183	$0	$0	$183

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$123	$0	$123
Written Options	0	0	0	0	39	39

	$0	$0	$0	$123	$39	$162

	$0	$0	$183	$123	$39	$345

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$11	$0	$0	$11
Written Options	0	0	30	0	0	30
Futures	232	0	(48)	0	41	225

	$232	$0	$(7)	$0	$41	$266

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11	$0	$11
Purchased Options	0	0	0	(20)	(1)	(21)
Written Options	0	0	0	0	64	64
Swap Agreements	0	1	(94)	0	0	(93)

	$0	$1	$(94)	$(9)	$63	$(39)

	$232	$1	$(101)	$(9)	$104	$227

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$114	$0	$0	$114
Written Options	0	0	(23)	0	0	(23)
Futures	18	0	(21)	0	22	19

	$18	$0	$70	$0	$22	$110

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(23)	$0	$(23)
Purchased Options	0	0	0	19	(24)	(5)
Written Options	0	0	0	0	9	9
Swap Agreements	0	(1)	0	0	0	(1)

	$0	$(1)	$0	$(4)	$(15)	$(20)

	$18	$(1)	$70	$(4)	$7	$90

104	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$2,856	$0	$0	$2,856
	$2,856	$0	$0	$2,856

Investments in Affiliates, at Value
Mutual Funds	67,623	0	0	67,623
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,336	0	0	4,336
	$71,959	$0	$0	$71,959

Total Investments	$74,815	$0	$0	$74,815

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$8	$417	$0	$425
Over the counter	0	125	0	125
	$8	$542	$0	$550

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(179)	0	(183)
Over the counter	0	(162)	0	(162)
	$(4)	$(341)	$0	$(345)

Totals	$74,819	$201	$0	$75,020

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.3%

CORPORATE BONDS & NOTES 9.6%

BANKING & FINANCE 9.2%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,300	$1,293
3.125% due 01/15/2016		300	299
3.500% due 07/18/2016		300	301
4.750% due 09/10/2018		100	102
5.500% due 02/15/2017		975	1,002
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	6,800	7,327
11.500% due 10/10/2018 (e)		3,200	3,844
Banco Santander S.A.
6.250% due 09/11/2021 (e)		10,400	10,841
Bankia S.A.
0.181% due 01/25/2016		300	335
3.500% due 01/17/2019		6,100	7,049
4.375% due 02/14/2017		400	466
Barclays Bank PLC
7.625% due 11/21/2022		$10,300	11,562
7.750% due 04/10/2023		400	429
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	219
8.000% due 12/15/2020 (e)		800	947
BPCE S.A.
4.625% due 07/11/2024		$6,300	6,156
Caifu Holdings Ltd.
8.750% due 01/24/2020		900	878
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	400	445
7.875% due 01/23/2024 (e)		$2,300	2,294
8.125% due 09/19/2033		1,300	1,424
Credit Suisse AG
6.500% due 08/08/2023		5,900	6,368
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		900	902
Evergrande Real Estate Group Ltd.
12.000% due 02/17/2020		700	699
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,306
4.750% due 08/15/2017		800	830
International Lease Finance Corp.
5.750% due 05/15/2016		300	305
6.750% due 09/01/2016		300	311
KBC Bank NV
8.000% due 01/25/2023		3,400	3,725
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	6,000	9,190
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	3,000	3,103
Navient Corp.
6.250% due 01/25/2016		$123	124
Rabobank Group
8.375% due 07/26/2016 (e)		2,900	2,999
8.400% due 06/29/2017 (e)		700	747
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		200	200
Springleaf Finance Corp.
5.400% due 12/01/2015		100	100
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	800	843
8.000% due 06/03/2024 (e)		$600	574

			91,539

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.3%
DISH DBS Corp.
7.125% due 02/01/2016	$1,200	$1,211
HCA, Inc.
6.500% due 02/15/2016	200	203
MGM Resorts International
7.500% due 06/01/2016	300	309
10.000% due 11/01/2016	100	107
Sunac China Holdings Ltd.
8.750% due 12/05/2019	1,000	987
Time Warner Cable, Inc.
5.850% due 05/01/2017	200	212
UnitedHealth Group, Inc.
3.350% due 07/15/2022	100	103

		3,132

UTILITIES 0.1%
Sprint Communications, Inc.
6.000% due 12/01/2016	500	494

Total Corporate Bonds & Notes (Cost $99,591)		95,165

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
0.744% due 09/25/2041	6,527	6,594
3.000% due 10/01/2045	8,000	8,112
4.000% due 10/01/2040 †	13	14
Freddie Mac
0.757% due 07/15/2041	1,946	1,965

Total U.S. Government Agencies (Cost $16,582)		16,685

U.S. TREASURY OBLIGATIONS 42.3%
U.S. Treasury Bonds
2.500% due 02/15/2045	34,670	31,949
2.875% due 08/15/2045 (h)	9,910	9,913
3.000% due 11/15/2044 (h)(m)	2,200	2,249
3.000% due 05/15/2045 (h)	4,110	4,210
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018	2,375	2,373
0.125% due 04/15/2019 (k)	16,194	16,150
0.125% due 04/15/2020 (h)	35,088	34,898
0.125% due 07/15/2022 (m)	1,110	1,085
0.125% due 01/15/2023 (m)	310	299
0.125% due 07/15/2024 (m)	2,111	2,018
0.250% due 01/15/2025 (m)	1,511	1,451
0.375% due 07/15/2025 (h)	6,843	6,676
0.625% due 07/15/2021 (h)(k)	35,471	36,012
0.625% due 01/15/2024	5,932	5,914
0.750% due 02/15/2042 (m)	528	464
0.750% due 02/15/2045	15,567	13,545
1.375% due 02/15/2044	20,654	21,019
1.875% due 07/15/2019 (k)	671	717
2.125% due 02/15/2040 (m)	486	574
2.375% due 01/15/2025 (k)	28,740	33,125
2.500% due 07/15/2016 (k)(m)	957	973
2.500% due 01/15/2029	12,905	15,512
3.875% due 04/15/2029 (m)	348	481
U.S. Treasury Notes
1.500% due 05/31/2020 (h)(m)	38,400	38,748
1.625% due 04/30/2019 (h)(k)(m)	29,100	29,637
1.625% due 06/30/2020 (h)(m)	18,900	19,145
1.750% due 03/31/2022 (h)(k)(m)	39,600	39,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 05/31/2022 (h)		$26,800	$27,059
2.000% due 07/31/2022 (g)(h)		13,200	13,430
2.125% due 06/30/2022 (e)(h)(m)		8,000	8,211

Total U.S. Treasury Obligations (Cost $421,210)			417,558

MORTGAGE-BACKED SECURITIES 1.1%
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		70	71
2.320% due 08/25/2035		212	215
2.596% due 08/25/2033		224	224
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		600	634
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^		650	645
Countrywide Alternative Loan Trust
0.526% due 11/20/2035		1,528	1,243
1.199% due 02/25/2036		297	269
Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035		170	150
2.557% due 09/20/2036 ^		188	169
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,120	1,207
Marche Mutui SRL
0.342% due 02/25/2055	EUR	687	753
0.381% due 10/27/2065		383	428
2.231% due 01/27/2064		1,642	1,867
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		$497	408
Structured Adjustable Rate Mortgage Loan Trust
2.431% due 01/25/2035		47	45
Structured Asset Mortgage Investments Trust
0.466% due 07/19/2035		83	79
WaMu Mortgage Pass-Through Certificates Trust
0.899% due 02/25/2047 ^		324	261
Wells Fargo Mortgage-Backed Securities Trust
2.651% due 03/25/2036		790	788
2.751% due 09/25/2036 ^		1,892	1,782

Total Mortgage-Backed Securities (Cost $10,256)			11,238

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		908	968
Wood Street CLO BV
0.305% due 11/22/2021	EUR	241	268

Total Asset-Backed Securities (Cost $1,162)			1,236

SOVEREIGN ISSUES 13.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		1,500	1,446
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	33,800	7,365
0.000% due 01/01/2019 (c)		8,000	1,241
France Government International Bond
0.250% due 07/25/2018 (d)	EUR	208	239
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)		8,810	10,858
2.350% due 09/15/2024 (d)		8,543	10,804
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	46,705	2,928
4.000% due 11/08/2046 (d)		20,293	1,282
4.500% due 12/04/2025 (d)	MXN	93,345	6,256

106	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Germany
0.750% due 04/15/2018 (d)(h)	EUR	27,352	$31,501
Slovenia Government International Bond
5.250% due 02/18/2024		$1,900	2,097
5.850% due 05/10/2023		2,600	2,984
Spain Government International Bond
2.750% due 10/31/2024	EUR	2,700	3,256
4.400% due 10/31/2023		4,500	6,074
5.400% due 01/31/2023		3,000	4,256
United Kingdom Gilt
0.125% due 03/22/2024 (d)(h)	GBP	23,789	39,072
0.125% due 03/22/2058 (d)		131	298
0.125% due 03/22/2068 (d)		280	722
0.375% due 03/22/2062 (d)		570	1,496

Total Sovereign Issues (Cost $142,550)			134,175

		SHARES
COMMON STOCKS 10.0%

CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)		23,989	12

FINANCIALS 7.7%
Bank of America Corp.		486,882	7,586
Citigroup, Inc.		152,313	7,556
Fifth Third Bancorp		399,958	7,563
HCC Insurance Holdings, Inc.		48,644	3,768
JPMorgan Chase & Co.		125,034	7,623
M&T Bank Corp.		64,240	7,834
PartnerRe Ltd.		28,587	3,970
PNC Financial Services Group, Inc.		86,432	7,710
StanCorp Financial Group, Inc. (j)		29,870	3,411
Symetra Financial Corp. (j)		126,058	3,989
U.S. Bancorp		186,945	7,667
Wells Fargo & Co.		149,251	7,664

			76,341

HEALTH CARE 0.8%
IPC Healthcare, Inc. (a)		49,908	3,877
Thoratec Corp. (a)		63,429	4,013

			7,890

INDUSTRIALS 0.5%
Precision Castparts Corp.		22,027	5,060

		SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.2%
Altera Corp.		36,367	$1,821

MATERIALS 0.8%
Cytec Industries, Inc.		53,566	3,956
Sigma-Aldrich Corp. (j)		27,847	3,869

			7,825

Total Common Stocks (Cost $99,777)			98,949

EXCHANGE-TRADED FUNDS 3.1%
iShares MSCI EAFE ETF		322,629	18,493
Vanguard FTSE Emerging Markets ETF		372,704	12,333

Total Exchange-Traded Funds (Cost $36,205)			30,826

REAL ESTATE INVESTMENT TRUSTS 1.6%

FINANCIALS 1.6%
American Capital Agency Corp.		867,209	16,217

Total Real Estate Investment Trusts (Cost $17,221)			16,217

SHORT-TERM INSTRUMENTS 11.2%

REPURCHASE AGREEMENTS (g) 8.8%
			86,947

		PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.3%
Fannie Mae
0.264% due 02/02/2016 †		$2,600	2,598

JAPAN TREASURY BILLS 1.8%
(0.035%) due 12/28/2015	JPY	2,150,000	17,923

U.S. TREASURY BILLS 0.3%
0.134% due 11/19/2015 - 02/18/2016 (b)(h)(m)†		$2,402	2,402

Total Short-Term Instruments (Cost $109,861)			109,870

Total Investments in Securities (Cost $954,415)			931,919

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 34.6%

MUTUAL FUNDS (f) 32.1%
PIMCO Capital Securities and Financials Fund	1,107,113	$10,772
PIMCO Emerging Markets Corporate Bond Fund	1,056,359	10,183
PIMCO Income Fund	14,142,009	170,977
PIMCO Mortgage Opportunities Fund	2,006,331	22,270
PIMCO StocksPLUS® Fund	10,519,934	91,524
PIMCO TRENDS Managed Futures Strategy Fund	1,081,757	10,969

Total Mutual Funds (Cost $328,139)		316,695

EXCHANGE-TRADED FUNDS 2.4%
PIMCO Diversified Income Active Exchange-Traded Fund	274,000	12,797
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	260,000	10,390

Total Exchange-Traded Funds (Cost $26,215)		23,187

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	112,095	1,111

Total Short-Term Instruments (Cost $1,111)		1,111

Total Investments in Affiliates (Cost $355,465)		340,993

Total Investments 128.9% (Cost $1,309,880)		$1,272,912

Financial Derivative Instruments (i)(l) 0.4% (Cost or Premiums, net $17,959)		4,411

Other Assets and Liabilities, net (29.3%)		(289,427)

Net Assets 100.0%		$987,896

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.250%	09/30/2015	10/01/2015	$1,500	Fannie Mae 3.500% due 07/01/2045	$(817)	$1,500	$1,500
					U.S. Treasury Notes 1.625% due 04/30/2019	(729)
DEU	0.250% †	09/30/2015	10/01/2015	11,400	U.S. Treasury Notes 2.000% due 09/30/2020	(11,656)	11,400	11,400
GSC	0.290%	09/30/2015	10/01/2015	2,100	Freddie Mac 3.500% due 09/01/2042	(2,169)	2,100	2,100
MSC	0.270% †	09/30/2015	10/01/2015	15,900	U.S. Treasury Bonds 3.750% due 11/15/2043	(16,244)	15,900	15,900
NOM	0.270%	09/30/2015	10/01/2015	2,100	U.S. Treasury Notes 1.750% due 09/30/2022	(2,148)	2,100	2,100
SAL	0.280% †	09/30/2015	10/01/2015	8,300	U.S. Treasury Notes 2.125% due 12/31/2021	(8,484)	8,300	8,300
SCX	0.100%	09/30/2015	10/01/2015	6,496	U.S. Treasury Notes 2.000% due 07/31/2022	(6,509)	6,496	6,496
SSB	0.000% †	09/30/2015	10/01/2015	851	U.S. Treasury Notes 4.875% due 08/15/2016	(883)	851	851
TDM	0.280% †	09/30/2015	10/01/2015	38,300	U.S. Treasury Bonds 3.000% due 11/15/2044	(39,566)	38,300	38,300

Total Repurchase Agreements						$(89,205)	$86,947	$86,947

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.600%	09/17/2015	10/01/2015	$	(6,200)	$(6,201)
BSN	0.400%	08/31/2015	10/13/2015		(3,552)	(3,554)
DEU	0.250%	10/01/2015	10/16/2015		(3,442)	(3,442)
GRE	0.750%	09/25/2015	10/02/2015		(2,519)	(2,519)
IND	0.270%	09/30/2015	10/14/2015		(2,057)	(2,057)
	0.280%	09/29/2015	10/13/2015		(892)	(892)
	0.300%	09/29/2015	10/05/2015		(2,251)	(2,251)
	0.300%	09/29/2015	10/13/2015		(5,750)	(5,750)
	0.300%	09/30/2015	10/29/2015		(25,768)	(25,768)
	0.310%	09/29/2015	10/29/2015		(8,624)	(8,625)
JPS	0.250%	09/09/2015	10/09/2015		(4,177)	(4,177)
	0.370%	08/25/2015	10/06/2015		(5,851)	(5,853)
	0.390%	08/31/2015	10/05/2015		(5,903)	(5,905)
	0.450%	09/25/2015	10/07/2015		(1,874)	(1,874)
MBC	0.680%	09/28/2015	10/09/2015	GBP	(17,368)	(26,276)
SCX	0.350%	08/20/2015	10/20/2015	$	(13,133)	(13,138)
	0.350%	08/21/2015	10/21/2015		(30,150)	(30,162)
	0.360%	09/23/2015	10/07/2015		(6,308)	(6,309)
	0.370%	08/26/2015	10/26/2015		(5,743)	(5,745)
	0.380%	08/28/2015	10/28/2015		(25,568)	(25,577)
	0.390%	09/09/2015	10/09/2015		(4,590)	(4,591)
	0.400%	09/08/2015	10/08/2015		(9,202)	(9,205)
	0.460%	09/16/2015	10/02/2015		(17,528)	(17,531)
	0.460%	10/02/2015	10/07/2015		(4,136)	(4,136)
	0.470%	09/21/2015	10/05/2015		(6,270)	(6,270)
	0.470%	09/23/2015	10/05/2015		(5,062)	(5,063)
SGY	0.230%	10/01/2015	10/16/2015		(7,943)	(7,943)

Total Reverse Repurchase Agreements						$(240,814)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.620%	09/23/2015	10/06/2015	$ (518)	$(518)
	0.640%	09/23/2015	10/06/2015	(7,867)	(7,868)
BPS	(0.180%)	07/16/2015	10/08/2015	EUR (58,821)	(65,681)
GSC	0.310%	09/16/2015	10/07/2015	$ (2,256)	(2,258)
	0.360%	09/09/2015	10/09/2015	(31,381)	(31,407)
	0.520%	09/22/2015	10/06/2015	(5,959)	(5,961)
	0.670%	09/25/2015	10/02/2015	(3,975)	(3,976)
	0.680%	09/25/2015	10/02/2015	(2,227)	(2,227)
MSC	0.580%	09/17/2015	10/01/2015	(1,590)	(1,590)

108	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	0.560%	09/17/2015	10/01/2015	$(643)	$(643)
	0.600%	09/18/2015	10/02/2015	(1,604)	(1,604)
UBS	0.530%	09/23/2015	10/07/2015	(1,523)	(1,524)

Total Sale-Buyback Transactions					$(125,257)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $205,136 at a weighted average interest rate of 0.075%.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$ 33,000	$(33,165)	$(33,463)
Fannie Mae	3.500%	10/01/2045	10,000	(10,359)	(10,436)
Fannie Mae	4.000%	10/01/2045	8,000	(8,489)	(8,536)
Fannie Mae	4.000%	11/01/2045	26,000	(27,560)	(27,690)
Fannie Mae	4.500%	10/01/2045	22,000	(23,810)	(23,856)

Total Short Sales				$(103,383)	$(103,981)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $361,230 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
PIMCO Global Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$0	$(6,201)	$0	$(6,201)	$6,260	$59
BPG	1,100	0	0	1,100	(1,137)	(37)
BSN	0	(3,554)	0	(3,554)	3,548	(6)
DEU	5,200	(3,442)	0	1,758	(1,871)	(113)
GRE	0	(2,519)	0	(2,519)	2,524	5
GSC	2,100	0	0	2,100	(2,169)	(69)
IND	0	(45,343)	0	(45,343)	43,148	(2,195)
JPS	0	(17,809)	0	(17,809)	17,886	77
MBC	0	(26,276)	0	(26,276)	26,281	5
NOM	2,100	0	0	2,100	(2,148)	(48)
SCX	6,496	(127,727)	0	(121,231)	116,694	(4,537)
SGY	0	(7,943)	0	(7,943)	7,834	(109)
SSB	313	0	0	313	(883)	(570)
TDM	6,900	0	0	6,900	(7,131)	(231)

Master Securities Forward Transaction Agreement
BCY	0	0	(8,386)	(8,386)	8,364	(22)
BPS	0	0	(65,681)	(65,681)	65,628	(53)
GSC	0	0	(45,829)	(45,829)	45,660	(169)
MSC	0	0	(1,590)	(1,590)	1,635	45
TDM	0	0	(2,247)	(2,247)	2,257	10
UBS	0	0	(1,524)	(1,524)	1,526	2

PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BPG	400	0	0	400	(408)	(8)
DEU	6,200	0	0	6,200	(6,339)	(139)
MSC	15,900	0	0	15,900	(16,244)	(344)
SAL	8,300	0	0	8,300	(8,484)	(184)
SSB	538	0	0	538	0	538
TDM	31,400	0	0	31,400	(32,435)	(1,035)

Total Borrowings and Other Financing Transactions	$86,947	$(240,814)	$(125,257)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(26,276)	$0	$0	$(26,276)
U.S. Treasury Obligations	(6,201)	(192,816)	0	0	(199,017)

Total	$(6,201)	$(219,092)	$0	$0	$(225,293)

Sale-Buyback Transactions
Sovereign Issues	0	(65,681)	0	0	(65,681)
U.S. Treasury Obligations	(2,233)	(57,343)	0	0	(59,576)

Total	$(2,233)	$(123,024)	$0	$0	$(125,257)

Total Borrowings	$(8,434)	$(342,116)	$0	$0	$(350,550)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (4)					$(350,550)

(4)	Unsettled reverse repurchase agreements liability of $(15,521) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.000	11/20/2015	179	$1	$1
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	69	1	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	80	1	1
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	1,750	104	10

				$107	$13

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,675.000	10/16/2015	143	$105	$0

Total Purchased Options				$212	$13

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX WTI Crude November Futures †	$50.000	10/15/2015	183	$(239)	$(49)

OPTIONS ON EXCHANGE-TRADED FUNDS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$32.000	10/16/2015	4,715	$(129)	$(269)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,825.000	10/16/2015	107	$(235)	$(117)
Put - CBOE S&P 500 Index	1,850.000	10/16/2015	52	(44)	(84)
Put - EUREX EURO STOXX 50 Index	3,000.000	10/16/2015	285	(120)	(147)
Call - EUREX EURO STOXX 50 Index	3,800.000	10/16/2015	143	(48)	0
Put - EUREX EURO STOXX 50 Index	2,950.000	12/18/2015	297	(342)	(344)

				$(789)	$(692)

Total Written Options				$(1,157)	$(1,010)

110	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	30	$(14)	$1	$0
90-Day Eurodollar December Futures	Short	12/2016	412	(222)	15	0
90-Day Eurodollar June Futures	Short	06/2016	231	(234)	9	0
90-Day Eurodollar March Futures	Short	03/2016	213	(298)	8	0
90-Day Eurodollar September Futures	Short	09/2016	282	(362)	11	0
Aluminum January Futures †	Short	01/2016	102	4	0	0
Arabica Coffee March Futures †	Short	03/2016	29	2	0	(5)
Brent Crude February Futures †	Short	01/2016	26	34	0	(5)
Cocoa March Futures †	Long	03/2016	73	(81)	0	(46)
Copper January Futures †	Long	01/2016	31	79	0	0
Corn March Futures †	Short	03/2016	77	(60)	4	0
Cotton No. 2 March Futures †	Long	03/2016	30	(34)	0	(6)
E-mini S&P 500 Index December Futures	Long	12/2015	1,333	(2,799)	2,279	0
EURO STOXX 50 December Futures	Long	12/2015	1,417	(1,527)	1,029	(111)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	72	198	41	0
FTSE 100 Index December Futures	Long	12/2015	213	(263)	414	(143)
Gas Oil January Futures †	Short	01/2016	11	10	1	0
Gold 100 oz. December Futures †	Short	12/2015	196	319	227	0
Gold 100 oz. February Futures †	Long	02/2016	2	1	0	(2)
Hang Seng China Enterprises Index October Futures	Long	10/2015	418	(308)	437	(895)
Henry Hub Natural Gas April Futures †	Long	03/2016	172	(142)	0	(74)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	127	(250)	0	(14)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	164	(209)	0	(16)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	164	(98)	0	(15)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	38	(21)	0	(5)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	47	(28)	0	(6)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	165	(217)	0	(15)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	127	(236)	0	(12)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	47	(30)	0	(6)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	130	(250)	0	(13)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	158	(165)	0	(15)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	164	(200)	0	(16)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	158	(207)	0	(15)
Mini MSCI Emerging Markets Index December Futures	Long	12/2015	451	(273)	539	0
Natural Gas January Futures †	Short	12/2015	59	108	31	0
Natural Gas March Futures †	Short	02/2016	172	160	81	0
New York Harbor ULSD January Futures †	Short	12/2015	17	28	0	(6)
Nickel January Futures †	Long	01/2016	22	85	0	0
Nikkei 225 Index December Futures	Long	12/2015	136	(458)	207	(405)
Nikkei Index 400 December Futures	Long	12/2015	2,746	(795)	584	(1,225)
Platinum January Futures †	Long	01/2016	134	(572)	0	(60)
Silver March Futures †	Short	03/2016	9	8	2	0
Soybean January Futures †	Long	01/2016	17	2	6	0
Sugar No. 11 March Futures †	Short	02/2016	149	(15)	0	(109)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	162	114	0	(5)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	972	1,089	0	(76)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	233	(654)	131	0
Volatility S&P 500 Index January Futures	Short	01/2016	128	(88)	45	0
VSTOXX Mini January Futures	Long	01/2016	1,129	233	32	(25)
Wheat March Futures †	Short	03/2016	53	(63)	0	(23)
WTI Crude December Futures †	Short	11/2015	94	224	7	0
WTI Crude December Futures †	Long	11/2016	94	(139)	20	0
WTI Crude February Futures †	Short	01/2016	19	0	0	0
WTI Crude January Futures †	Short	12/2015	17	(1)	1	0
WTI Crude June Futures †	Long	05/2016	17	5	2	0
WTI Crude March Futures †	Short	02/2016	713	288	0	(29)
WTI Crude September Futures †	Long	08/2016	713	(312)	121	0
Zinc January Futures †	Long	01/2016	21	19	0	0

Total Futures Contracts				$(8,615)	$6,285	$(3,398)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$38,313	$1,119	$(1,004)	$135	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	600	0	2	2	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	1,200	4	0	0	0

				$1,123	$(1,002)	$137	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	$	2,800	$69	$62	$0	$(47)
Pay	3-Month USD-LIBOR	2.250%	12/16/2022		44,900	1,395	1,083	0	(39)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025		36,800	(487)	(378)	9	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025		3,400	(67)	(67)	3	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		108,400	(4,276)	(3,261)	96	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		54,000	(2,159)	(2,935)	166	0
Pay	6-Month EUR-EURIBOR	1.500%	03/16/2046	EUR	14,100	(228)	347	71	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	31,920	(439)	(817)	0	(187)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		14,320	(786)	(572)	0	(254)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,780,000	737	98	0	(13)
Pay	6-Month JPY-LIBOR	1.000%	03/20/2024		1,220,000	507	37	0	(9)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2044		1,120,000	366	119	0	(22)
Receive	28-Day MXN-TIIE	7.030%	06/28/2035	MXN	53,400	14	14	0	(26)

						$(5,354)	$(6,270)	$345	$(597)

Total Swap Agreements						$(4,231)	$(7,272)	$482	$(597)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $9,334 and cash of $1 have been pledged as collateral as of September 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.
(k)	Securities with an aggregate market value of $28,894 and cash of $6,886 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO Global Multi-Asset Fund (4)	$13	$5,782	$482	$6,277	$(961)	$(2,885)	$(597)	$(4,443)
PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary) (4)	0	503	0	503	(49)	(513)	0	(562)

Total Exchange-Traded or Centrally Cleared	$13	$6,285	$482	$6,780	$(1,010)	$(3,398)	$(597)	$(5,005)

(4)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

112	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015	$		1,946		SGD	2,634	$0	$(96)

BOA	10/2015		BRL	30,557	$		8,290	582	0
	10/2015		EUR	3,506			3,941	23	0
	10/2015		NZD	14,719			9,433	24	0
	10/2015	$		7,691		BRL	30,557	16	0
	10/2015			19,949		GBP	13,122	0	(99)
	10/2015			1,624		THB	58,350	0	(17)
	11/2015		GBP	15,309	$		23,360	205	0
	11/2015	$		1,312		EUR	1,180	7	0
	11/2015			6,004		INR	396,113	0	(7)
	12/2015		HKD	49,766	$		6,420	0	(1)
	12/2015	$		1,593		HKD	12,344	0	0
	10/2016		BRL	17,400	$		4,415	467	0

BPS	10/2015	$		2,976		AUD	4,252	7	0
	10/2015			719		BRL	2,719	0	(35)
	10/2015			2,865		GBP	1,873	0	(31)
	10/2015			1,505		MXN	25,569	6	0

CBK	10/2015		SGD	4,072	$		2,878	17	0
	10/2015	$		1,245		ILS	4,698	0	(47)
	11/2015		AUD	1,160	$		815	2	0
	11/2015		EUR	61,250			67,670	375	(1,189)
	11/2015		JPY	556,900			4,645	1	0
	11/2015	$		2,791		DKK	19,014	60	0
	11/2015			19,179		EUR	17,201	92	(39)
	11/2015			26,273		GBP	17,318	0	(81)
	12/2015		HKD	8,853	$		1,142	0	0
	12/2015	$		1,164		HKD	9,022	0	0
	01/2016		BRL	858	$		257	48	0

DUB	10/2015			16,243			4,055	0	(42)
	10/2015		HUF	52,790			186	0	(3)
	10/2015		ILS	4,698			1,194	0	(4)
	10/2015		TWD	33,526			1,030	15	0
	10/2015	$		4,088		BRL	16,243	9	0
	10/2015			902		ZAR	11,348	0	(86)
	11/2015			4,014		BRL	16,243	39	0
	11/2015			9,787		EUR	8,645	0	(121)
	12/2015			1,195		ILS	4,698	4	0

FBF	10/2015		JPY	248,615	$		2,070	0	(3)
	10/2015		MYR	2,301			589	65	0
	10/2015		SGD	3,624			2,581	35	0
	10/2015	$		13		RUB	908	1	0
	11/2015		CNY	148,037	$		22,835	0	(338)
	11/2015	$		3,138		GBP	2,055	0	(30)
	12/2015		MXN	186,483	$		10,954	0	(10)

GLM	10/2015		BRL	61,318			15,434	0	(33)
	10/2015		THB	34,256			968	25	0
	10/2015	$		9,969		AUD	13,865	0	(237)
	10/2015			16,933		BRL	61,318	0	(1,466)
	10/2015			2,828		CAD	3,766	0	(7)
	10/2015			1,038		INR	69,284	18	0
	10/2015			1,347		PLN	5,069	0	(14)
	11/2015		AUD	403	$		291	9	0
	11/2015		COP	2,537,023			850	33	0
	11/2015		GBP	1,747			2,742	99	0
	11/2015		JPY	574,000			4,764	0	(23)
	11/2015	$		1,991		AUD	2,854	8	0
	11/2015			2,311		JPY	284,000	57	0
	11/2015			5,491		SEK	47,935	241	0

HUS	10/2015		JPY	1,044,066	$		8,713	8	0
	10/2015		RUB	44,160			671	0	(3)
	10/2015		SGD	3,963			2,780	0	(5)
	10/2015		TWD	42,979			1,320	19	0
	10/2015	$		52,862		JPY	6,315,062	0	(222)
	10/2015			180		KRW	204,159	0	(7)
	10/2015			9,342		NZD	14,719	67	0
	10/2015			659		RUB	44,160	15	0
	11/2015		CNY	65,471	$		10,050	0	(212)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		NZD	14,719	$		9,320	$0	$(67)
	11/2015	$		9,750		EUR	8,615	0	(117)
	11/2015			662		RUB	44,160	1	0
	12/2015		CLP	483,400	$		709	19	0
	01/2016		PEN	1,959			584	0	(6)

JPM	10/2015		BRL	14,518			3,985	323	0
	10/2015		CAD	23,578			17,692	24	0
	10/2015		CHF	763			788	5	0
	10/2015		EUR	500			557	0	(1)
	10/2015		KRW	5,662,950			4,750	0	(24)
	10/2015	$		3,654		BRL	14,518	8	0
	10/2015			2,792		NZD	4,411	25	0
	10/2015			629		TWD	20,380	0	(12)
	11/2015		CAD	4,875	$		3,662	10	0
	11/2015		CHF	1,309			1,390	45	0
	11/2015		INR	111,052			1,670	0	(16)
	11/2015		JPY	238,800			2,003	11	0
	11/2015	$		17,689		CAD	23,578	0	(24)
	11/2015			16,005		EUR	14,188	0	(141)
	11/2015			4,596		GBP	3,020	0	(29)
	11/2015			1,560		JPY	189,000	16	0
	11/2015			6,898		NZD	10,916	60	0
	01/2016		BRL	4,315	$		1,292	238	0
	04/2016			9,002			2,700	562	0
	10/2016			16,400			4,143	422	0

MSB	10/2015	$		345		RUB	23,612	15	0
	11/2015		GBP	1,509	$		2,314	32	0

NAB	10/2015		AUD	13,865			9,713	0	(19)
	11/2015	$		9,696		AUD	13,865	19	0

NGF	10/2015		TWD	70,652	$		2,130	0	(8)

SCX	10/2015		GBP	13,122			20,375	525	0
	10/2015		INR	137,563			2,070	0	(23)
	10/2015		JPY	1,257,165			10,500	18	0
	10/2015	$		9,782		INR	630,047	0	(194)
	10/2015			2,834		TWD	88,002	0	(171)
	11/2015		CNY	35,935	$		5,580	0	(53)
	11/2015		TRY	3,488			1,159	25	0
	09/2016		CNY	17,598			2,670	0	(17)

SOG	10/2015		INR	155,452			2,340	0	(26)
	10/2015	$		185		HUF	51,282	0	(2)
	10/2015			958		NOK	7,964	0	(23)
	11/2015		INR	115,304	$		1,730	0	(21)
	11/2015	$		1,232		CAD	1,635	0	(8)

TDM	10/2015			17,820			23,578	0	(152)

UAG	10/2015		PLN	3,439	$		897	0	(7)
	10/2015		TWD	126,792			3,880	43	0
	10/2015	$		671		IDR	9,541,993	0	(22)
	10/2015			880		SGD	1,209	0	(31)
	11/2015		EUR	19,634	$		21,865	114	(202)
	11/2015		INR	666			10	0	0
	11/2015		JPY	367,700			3,063	0	(3)
	11/2015	$		19,507		CHF	19,130	149	0
	11/2015			9,513		EUR	8,501	0	(8)

Total Forward Foreign Currency Contracts								$5,408	$(5,935)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus JPY	JPY	139.000	11/30/2015	$20,000	$2	$2

GLM	Put - OTC USD versus CNH	CNH	6.244	05/12/2016	55,006	254	195

						$256	$197

114	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Cost	Market Value
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	$8,600	$0	$55

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$	181,300	$3,141	$737

BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015		4,400	44	0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		93,200	114	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		52,900	2,290	6

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016		133,800	86	31
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016		129,500	104	26

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		124,100	4,913	1,493

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		54,000	62	7
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		45,900	73	95
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		62,000	57	8
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/23/2016		153,600	284	231
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016		151,800	272	230
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020		231,400	4,880	940
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021		148,950	6,339	1,792
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015		11,400	127	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017		13,200	1,848	1,400

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016		320,800	273	45

								$24,907	$7,053

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GST	Put - OTC Aluminum December Futures †	$	1,500.000	12/02/2015	$2	$35	$46

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 11/01/2045	$	112.250	11/05/2015	$42,000	$2	$0

Total Purchased Options						$25,200	$7,351

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016	$ 21,300	$(900)	$(1,841)

GLM	Put - OTC EUR versus USD	$	1.085	11/25/2015	EUR 9,180	(95)	(60)
	Put - OTC EUR versus USD		1.100	11/25/2015	8,290	(89)	(88)

						$(1,084)	$(1,989)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	12,000	$(106)	$(12)

DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		2,900	(2)	0

GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	7,200	(328)	(174)

JPM	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	$	11,700	(132)	(166)
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		8,600	0	(8)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		5,200	(96)	(96)

							$(664)	$(456)

(2)	YOY options may have a series of expirations.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	115

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$	3,900	$(21)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		1,700	(23)	0

BRC	Call - OTC 5-Year Interest Rate Swap (Effective 10/12/2020)	6-Month GBP-LIBOR	Receive	2.400%	10/12/2015	GBP	44,000	(271)	(440)

DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800%	10/23/2015	$	29,100	(77)	(185)

GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016		71,200	(228)	(427)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		49,300	(185)	(263)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		30,900	(18)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		45,900	(46)	(54)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017		55,400	(1,847)	(994)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015		9,900	(59)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		4,300	(67)	0

NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		23,100	(89)	(123)

								$(2,931)	$(2,503)

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DEU	Put - OTC WTI Crude December Futures †	$40.000	11/17/2015	$ 36	$(32)	$(32)

GST	Call - OTC Aluminum December Futures †	1,725.000	12/02/2015	2	(41)	(22)

					$(73)	$ (54)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 10/01/2045	$99.875	10/07/2015	$8,000	$(31)	$(1)
	Call - OTC Fannie Mae 3.500% due 10/01/2045	103.531	10/07/2015	18,000	(104)	(153)

JPM	Put - OTC Fannie Mae 3.000% due 10/01/2045	99.578	10/07/2015	7,000	(23)	0
	Call - OTC Fannie Mae 3.000% due 10/01/2045	100.930	10/07/2015	15,000	(59)	(87)
	Call - OTC Fannie Mae 3.500% due 10/01/2045	104.094	10/07/2015	7,000	(19)	(27)

					$(236)	$(268)

Total Written Options					$(4,988)	$(5,270)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in BRL		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in HKD		Premiums
Balance at Beginning of Period	5,090	$273,379	AUD	0	BRL	60	EUR	58,720	GBP	0	HKD	0	$(13,038)
Sales	32,920	725,574		28,191		346		196,869		65,900		2,482	(13,618)
Closing Buys	(20,110)	(282,887)		(28,189)		(345)		(104,989)		(17,400)		0	13,491
Expirations	(12,011)	(197,737)		(2)		(61)		(107,450)		(4,500)		(2,482)	6,450
Exercised	(107)	(76,891)		0		0		(18,480)		0		0	570

Balance at End of Period	5,782	$441,438	AUD	0	BRL	0	EUR	24,670	GBP	44,000	HKD	0	$(6,145)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Pay	GOLDLNPM Index †	$1,170.500	11/18/2015	2,000	$0	$138	$138	$0
	Receive	PLTMLNPM Index †	1,100.000	11/18/2015	3,000	0	(481)	0	(481)

116	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Pay	GOLDLNPM Index †	$1,124.600	08/31/2016	8,000	$0	$54	$54	$0
	Pay	GOLDLNPM Index †	1,114.200	09/01/2016	2,000	0	(6)	0	(6)
	Receive	PLTMLNPM Index †	1,005.000	08/31/2016	8,000	0	(781)	0	(781)
	Receive	PLTMLNPM Index †	998.950	09/01/2016	2,000	0	(129)	0	(129)

MAC	Receive	CUAC 4Q15 †	29.000	12/31/2015	1,506,000	0	217	217	0
	Pay	CUAC V5 †	44.000	10/30/2015	126,000	0	(5)	0	(5)
	Pay	CUAC V5 †	45.500	10/30/2015	168,000	0	(4)	0	(4)
	Pay	CUAC V5 †	47.100	10/30/2015	82,000	0	0	0	0
	Pay	CUAC V5 †	48.750	10/30/2015	126,000	0	1	1	0
	Receive	CUAC X5 †	42.000	11/30/2015	126,000	0	2	2	0
	Receive	CUAC X5 †	43.000	11/30/2015	82,000	0	1	1	0
	Receive	CUAC X5 †	43.240	11/30/2015	168,000	0	1	1	0
	Receive	CUAC X5 †	45.750	11/30/2015	126,000	0	(2)	0	(2)

						$0	$(994)	$414	$(1,408)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	U.S. Treasury Notes	0.250%	06/20/2016	0.050%	EUR 5,200	$(53)	$62	$9	$0

BRC	Italy Government International Bond	1.000%	12/20/2016	0.407%	$ 6,900	(37)	89	52	0
	Japan Government International Bond	1.000%	03/20/2016	0.085%	4,000	54	(35)	19	0

CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.469%	20,500	(381)	627	246	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%	4,300	(712)	(230)	0	(942)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	4,000	(96)	(94)	0	(190)

DUB	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	6,100	(139)	(152)	0	(291)
	Italy Government International Bond	1.000%	12/20/2016	0.407%	6,900	(35)	87	52	0
	Spain Government International Bond	1.000%	12/20/2016	0.370%	6,900	(6)	61	55	0

GST	Japan Government International Bond	1.000%	03/20/2016	0.085%	200	(2)	3	1	0

JPM	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%	800	(130)	(45)	0	(175)
	Japan Government International Bond	1.000%	03/20/2016	0.085%	500	(6)	8	2	0

MYC	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%	200	(32)	(12)	0	(44)
	Japan Government International Bond	1.000%	03/20/2016	0.085%	1,000	(12)	17	5	0
	Spain Government International Bond	1.000%	12/20/2016	0.370%	9,400	(4)	80	76	0

RYL	Japan Government International Bond	1.000%	03/20/2016	0.085%	6,700	94	(63)	31	0

						$(1,497)	$403	$548	$(1,642)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.350%	08/15/2030		GBP	14,200	$(51)	$596	$545	$0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021		BRL	4,200	29	83	112	0
	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025	$		300	0	(2)	0	(2)

BPS	Pay	1-Year BRL-CDI	14.560%	01/04/2021		BRL	35,500	(2)	(173)	0	(175)

CBK	Pay	1-Month GBP-UKRPI	3.350%	05/15/2030		GBP	1,700	0	89	89	0
	Receive	3-Month EUR-EXT-CPI Index	0.655%	08/15/2018		EUR	1,200	(2)	(1)	0	(3)
	Receive	3-Month EUR-EXT-CPI Index	0.640%	09/15/2018			900	0	(2)	0	(2)
	Pay	3-Month FR-FRCPI Index	1.675%	06/15/2025			6,100	0	372	372	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	117

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030	GBP	1,400	$2	$42	$44	$0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018	BRL	23,700	(42)	(146)	0	(188)
	Receive	1-Year BRL-CDI	11.680%	01/04/2021		4,200	29	83	112	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		44,700	(9)	(560)	0	(569)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021		49,600	0	(264)	0	(264)
	Receive	3-Month EUR-EXT-CPI Index	0.605%	09/15/2018	EUR	1,600	0	(1)	0	(1)
	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015	$	10,200	0	(16)	0	(16)
	Receive	3-Month USD-CPURNSA Index	1.480%	11/20/2016		4,200	0	(89)	0	(89)
	Receive	3-Month USD-CPURNSA Index	1.473%	11/21/2016		8,400	0	(176)	0	(176)

FBF	Pay	1-Month GBP-UKRPI	3.353%	05/15/2030	GBP	700	0	37	37	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		3,100	(93)	436	343	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		300	0	42	42	0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018	BRL	65,800	2	(525)	0	(523)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		7,000	1	(90)	0	(89)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		28,400	0	(140)	0	(140)
	Receive	3-Month EUR-EXT-CPI Index	0.615%	09/15/2018	EUR	1,800	0	(2)	0	(2)

GLM	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030	GBP	6,700	(21)	232	211	0
	Pay	1-Month GBP-UKRPI	3.358%	04/15/2035		900	0	13	13	0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	19,100	130	380	510	0
	Receive	3-Month EUR-EXT-CPI Index	0.650%	09/15/2018	EUR	1,100	0	(3)	0	(3)
	Pay	3-Month FR-FRCPI Index	1.625%	06/18/2025		3,100	0	170	170	0

HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018	BRL	89,500	0	834	834	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		1,400	0	30	30	0
	Pay	1-Year BRL-CDI	13.421%	01/04/2021		25,800	0	(334)	0	(334)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		60,500	7	(777)	0	(770)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021		33,100	(2)	(174)	0	(176)

MYC	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030	GBP	3,000	0	131	131	0
	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		33,300	108	1,857	1,965	0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021	BRL	10,800	103	185	288	0

RYL	Receive	3-Month USD-CPURNSA Index	1.550%	11/05/2016	$	15,800	0	(358)	0	(358)

UAG	Receive	3-Month EUR-EXT-CPI Index	0.610%	09/15/2018	EUR	2,100	0	(2)	0	(2)
	Pay	3-Month USD-CPURNSA Index	2.063%	05/12/2025	$	22,600	0	856	856	0

							$189	$2,633	$6,704	$(3,882)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount			Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	TPNBNK Index	14,509,582	1-Month USD-LIBOR plus a specified spread	05/18/2016		JPY	3,015,236	$(857)	$0	$(857)
	Receive	KOSPI Index	29,000,000	3-Month USD-LIBOR plus a specified spread	12/10/2015		KRW	6,312,314	216	216	0
	Receive	TWSE Index	128,400	3-Month USD-LIBOR plus a specified spread	10/21/2015		TWD	1,059,450	(461)	0	(461)

FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$		11,343	(28)	0	(28)

JPM	Receive	EURO STOXX Banks Index	131,695	1-Month USD-LIBOR plus a specified spread	05/16/2016		EUR	18,162	(964)	0	(964)

									$(2,094)	$216	$(2,310)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	SPGCCLP Index (7)	8.851%	06/16/2017	$	1,457	$0	$7	$7	$0
	Receive	SPGCCLP Index (7)	9.303%	06/16/2017		1,475	0	0	0	0

GST	Pay	GOLDLNPM Index (7) †	7.023%	07/29/2020		6,604	0	13	13	0
	Pay	GOLDLNPM Index (7) †	7.840%	09/09/2020		357	0	(4)	0	(4)
	Pay	S&P 500 Index (7)	7.156%	12/18/2015		44,149	0	2,328	2,328	0
	Pay	SPGCCLP Index (7)	11.834%	06/16/2017		1,475	0	37	37	0
	Pay	SPGCCLP Index (7)	12.076%	06/16/2017		1,457	0	40	40	0

118	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	GOLDLNPM Index (7) †	11.156%	05/07/2020	$		5,838	$0	$148	$148	$0
	Pay	GOLDLNPM Index (7) †	9.000%	07/24/2020			3,167	0	6	6	0

SOG	Pay	Nikkei 225 Index (7)	1.850%	12/09/2016		JPY	2,581,707	0	(52)	0	(52)
	Pay	Nikkei 225 Index (7)	2.000%	12/09/2016			5,354,717	0	(81)	0	(81)

								$0	$2,442	$2,579	$(137)

Total Swap Agreements								$(1,308)	$2,390	$10,461	$(9,379)

(7)	Variance Swap

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(m)	Securities with an aggregate market value of $11,280 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (8)
PIMCO Global Multi-Asset Fund
AZD	$0	$0	$0	$0	$(96)	$0	$0	$(96)	$(96)	$0	$(96)
BOA	1,324	737	880	2,941	(124)	0	(1,320)	(1,444)	1,497	(1,720)	(223)
BPS	13	2	9	24	(66)	0	(175)	(241)	(217)	271	54
BRC	0	0	71	71	0	(440)	0	(440)	(369)	358	(11)
CBK	595	18	707	1,320	(1,356)	(12)	(1,137)	(2,505)	(1,185)	2,211	1,026
DUB	67	0	263	330	(256)	(339)	(1,594)	(2,189)	(1,859)	1,584	(275)
FBF	101	0	422	523	(381)	(1,841)	(782)	(3,004)	(2,481)	2,858	377
GLM	490	252	904	1,646	(1,780)	(1,012)	(3)	(2,795)	(1,149)	899	(250)
GST	0	0	2,406	2,406	0	0	0	0	2,406	(2,300)	106
HUS	129	0	864	993	(639)	0	(1,280)	(1,919)	(926)	1,263	337
JPM	1,749	1,548	2	3,299	(247)	(384)	(1,139)	(1,770)	1,529	(1,515)	14
MSB	47	0	0	47	0	0	0	0	47	(240)	(193)
MYC	0	4,703	2,465	7,168	0	(1,065)	(44)	(1,109)	6,059	(6,146)	(87)
NAB	19	0	0	19	(19)	0	0	(19)	0	0	0
NGF	0	45	0	45	(8)	(123)	0	(131)	(86)	0	(86)
RYL	0	0	31	31	0	0	(358)	(358)	(327)	270	(57)
SCX	568	0	0	568	(458)	0	0	(458)	110	(2,190)	(2,080)
SOG	0	0	0	0	(80)	0	(133)	(213)	(213)	0	(213)
TDM	0	0	0	0	(152)	0	0	(152)	(152)	0	(152)
UAG	306	0	856	1,162	(273)	0	(2)	(275)	887	(860)	27

PIMCO Cayman Commodity Fund II, Ltd. (Subsidiary)
BPS	0	0	138	138	0	0	(481)	(481)	(343)	301	(42)
DEU	0	0	0	0	0	(32)	0	(32)	(32)	0	(32)
GST	0	46	67	113	0	(22)	(920)	(942)	(829)	614	(215)
JPM	0	0	154	154	0	0	0	0	154	0	154
MAC	0	0	222	222	0	0	(11)	(11)	211	(260)	(49)

Total Over the Counter	$5,408	$7,351	$10,461	$23,220	$(5,935)	$(5,270)	$(9,379)	$(20,584)

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Consolidated Schedule of Investments PIMCO Global Multi-Asset Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$13	$13
Futures	503	0	5,566	0	216	6,285
Swap Agreements	0	137	0	0	345	482

	$503	$137	$5,566	$0	$574	$6,780

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,408	$0	$5,408
Purchased Options	46	0	0	197	7,108	7,351
Swap Agreements	665	548	2,544	0	6,704	10,461

	$711	$548	$2,544	$5,605	$13,812	$23,220

	$1,214	$685	$8,110	$5,605	$14,386	$30,000

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$49	$0	$961	$0	$0	$1,010
Futures	513	0	2,804	0	81	3,398
Swap Agreements	0	0	0	0	597	597

	$562	$0	$3,765	$0	$678	$5,005

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,935	$0	$5,935
Written Options	54	0	0	1,989	3,227	5,270
Swap Agreements	1,412	1,642	2,415	0	3,910	9,379

	$1,466	$1,642	$2,415	$7,924	$7,137	$20,584

	$2,028	$1,642	$6,180	$7,924	$7,815	$25,589

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(504)	$0	$(406)	$0	$0	$(910)
Written Options	1,106	0	998	0	57	2,161
Futures	(1,233)	0	(33,253)	0	(7,090)	(41,576)
Swap Agreements	0	313	0	0	7,798	8,111

	$(631)	$313	$(32,661)	$0	$765	$(32,214)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,562	$0	$4,562
Purchased Options	(16)	0	2,688	(281)	(152)	2,239
Written Options	(398)	96	2,572	800	1,266	4,336
Swap Agreements	89	359	(7,365)	(25)	2,409	(4,533)

	$(325)	$455	$(2,105)	$5,056	$3,523	$6,604

	$(956)	$768	$(34,766)	$5,056	$4,288	$(25,610)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$612	$0	$(1,948)	$0	$(94)	$(1,430)
Written Options	(550)	0	(1,176)	0	0	(1,726)
Futures	977	0	(8,508)	0	1,013	(6,518)
Swap Agreements	0	(1,006)	0	0	(9,914)	(10,920)

	$1,039	$(1,006)	$(11,632)	$0	$(8,995)	$(20,594)

120	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,598)	$0	$(7,598)
Purchased Options	32	0	(3,419)	(46)	(1,943)	(5,376)
Written Options	(41)	(12)	(1,863)	535	(168)	(1,549)
Swap Agreements	(601)	(794)	(2,127)	0	4	(3,518)

	$(610)	$(806)	$(7,409)	$(7,109)	$(2,107)	$(18,041)

	$429	$(1,812)	$(19,041)	$(7,109)	$(11,102)	$(38,635)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$91,539	$0	$91,539
Industrials	0	3,132	0	3,132
Utilities	0	494	0	494
U.S. Government Agencies	0	16,685	0	16,685
U.S. Treasury Obligations	0	417,558	0	417,558
Mortgage-Backed Securities	0	11,238	0	11,238
Asset-Backed Securities	0	268	968	1,236
Sovereign Issues	0	134,175	0	134,175
Common Stocks
Consumer Discretionary	12	0	0	12
Financials	76,341	0	0	76,341
Health Care	7,890	0	0	7,890
Industrials	5,060	0	0	5,060
Information Technology	1,821	0	0	1,821
Materials	7,825	0	0	7,825
Exchange-Traded Funds	30,826	0	0	30,826
Real Estate Investment Trusts
Financials	16,217	0	0	16,217
Short-Term Instruments
Repurchase Agreements	0	86,947	0	86,947
Short-Term Notes	0	2,598	0	2,598
Japan Treasury Bills	0	17,923	0	17,923
U.S. Treasury Bills	0	2,402	0	2,402
	$145,992	$784,959	$968	$931,919

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Mutual Funds	$316,695	$0	$0	$316,695
Exchange-Traded Funds	23,187	0	0	23,187
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,111	0	0	1,111
	$340,993	$0	$0	$340,993

Total Investments	$486,985	$784,959	$968	$1,272,912

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(103,981)	$0	$(103,981)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,295	485	0	6,780
Over the counter	0	23,220	0	23,220
	$6,295	$23,705	$0	$30,000

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,447)	(1,558)	0	(5,005)
Over the counter	(128)	(20,323)	(133)	(20,584)
	$(3,575)	$(21,881)	$(133)	$(25,589)

Totals	$489,705	$682,802	$835	$1,173,342

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

122	PIMCO ASSET ALLOCATION FUNDS

September 30, 2015 (Unaudited)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards

Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	123

Notes to Financial Statements (Cont.)

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where

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there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the

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Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Exchange-Traded Funds  Certain Funds may invest in ETFs, which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Funds’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes

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Notes to Financial Statements (Cont.)

based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

(b) Investments in Affiliates

The PIMCO Multi-Strategy Alternative Fund may invest its assets in some or all of the Underlying PIMCO Funds, which, for the Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds, or shares of any funds of PIMCO ETF Trust, an affiliated investment company. The PIMCO Global Multi-Asset Fund and the PIMCO RealPath™ Funds may invest their assets in some or all of the Underlying PIMCO Funds, which, for these Funds, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds. Each of the PIMCO Global Multi Asset, PIMCO Multi-Strategy Alternative and PIMCO RealPath™ Funds is further permitted to invest in Acquired Funds, which, for these Funds, is defined to include the Underlying PIMCO Funds (as defined for each Fund) and other affiliated funds, including funds of the PIMCO ETF Trust, and unaffiliated funds, which may or not may not be registered under the Act (collectively “Acquired Funds”). Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2015 (amounts in thousands†):

PIMCO Multi-Strategy Alternative Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Credit Absolute Return Fund	$5,210	$15,651	$(6,204)	$(93)	$(572)	$13,992	$170	$0
PIMCO EqS® Long/Short Fund	2,047	6,628	(87)	1	(144)	8,445	0	0

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PIMCO Multi-Strategy Alternative Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Mortgage Opportunities Fund	$4,841	$16,036	$0	$0	$(53)	$20,824	$153	$0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,804	6,493	(1,524)	(53)	(498)	6,222	85	0
PIMCO Short-Term Floating NAV Portfolio III	1,801	41,111	(33,500)	(1)	(1)	9,410	11	0
PIMCO TRENDS Managed Futures Strategy Fund	2,008	6,771	(171)	(18)	(257)	8,333	220	0
PIMCO Unconstrained Bond Fund	401	2,591	(626)	(7)	(43)	2,316	12	0
Totals	$18,112	$95,281	$(42,112)	$(171)	$(1,568)	$69,542	$651	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPath™ 2020 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,671	$23	$(1,419)	$(844)	$586	$1,017	$22	$0
PIMCO CommodityRealReturn Strategy Fund®	0	1,035	0	0	(38)	997	19	0
PIMCO Emerging Local Bond Fund	0	1,019	0	0	(19)	1,000	3	0
PIMCO Emerging Markets Bond Fund	2,819	58	(1,750)	(291)	142	978	58	0
PIMCO EqS Pathfinder Fund®	1,422	0	(1,478)	40	16	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,227	72	(1,884)	(28)	(283)	6,104	72	0
PIMCO High Yield Fund	5,214	132	(1,132)	(42)	(244)	3,928	132	0
PIMCO Long Duration Total Return Fund	7,231	144	(915)	(67)	(472)	5,921	144	0
PIMCO Mortgage Opportunities Fund	1,242	7	(1,250)	49	(48)	0	7	0
PIMCO RAE Fundamental PLUS EMG Fund	3,860	218	(1,277)	(45)	(628)	2,128	0	0
PIMCO Real Return Asset Fund	6,051	3,073	(11)	(1)	(673)	8,439	84	0
PIMCO Real Return Fund	8,944	35	(2,181)	(209)	(113)	6,476	35	0
PIMCO RealEstateRealReturn Strategy Fund	3,619	2,089	(1,180)	(119)	(424)	3,985	211	0
PIMCO Short-Term Floating NAV Portfolio*	13	0	(13)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	2,527	23,904	(24,800)	0	(1)	1,630	4	0
PIMCO StocksPLUS® Absolute Return Fund	0	4,799	(1,205)	(51)	(378)	3,165	16	0
PIMCO StocksPLUS® Fund	9,034	458	(6,744)	720	(867)	2,601	53	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	5,089	373	(1,007)	(44)	(766)	3,645	167	0
PIMCO StocksPLUS International Fund (Unhedged)	0	4,162	(538)	(88)	(686)	2,850	94	0
PIMCO StocksPLUS Small Fund	5,525	40	(1,018)	(32)	(664)	3,851	40	0
PIMCO Total Return Fund	17,964	256	(5,753)	(231)	(359)	11,877	256	0
PIMCO TRENDS Managed Futures Strategy Fund	3,015	1,001	(234)	(21)	(256)	3,505	131	0
Totals	$94,467	$42,898	$(55,789)	$(1,304)	$(6,175)	$74,097	$1,548	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

*    Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPath™ 2025 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,006	$19	$(879)	$(540)	$307	$913	$19	$0
PIMCO CommodityRealReturn Strategy Fund®	0	931	0	0	(34)	897	18	0
PIMCO Emerging Local Bond Fund	0	916	0	0	(17)	899	3	0

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Notes to Financial Statements (Cont.)

PIMCO RealPath™ 2025 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$2,257	$49	$(1,288)	$(243)	$105	$880	$49	$0
PIMCO EqS Pathfinder Fund®	1,346	0	(1,399)	50	3	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,383	40	(596)	(1)	(165)	3,661	41	0
PIMCO High Yield Fund	6,313	168	(800)	(19)	(361)	5,301	168	0
PIMCO Long Duration Total Return Fund	5,922	121	(85)	(7)	(443)	5,508	121	0
PIMCO Mortgage Opportunities Fund	984	5	(990)	33	(32)	0	6	0
PIMCO RAE Fundamental PLUS EMG Fund	4,033	0	(407)	(9)	(831)	2,786	0	0
PIMCO Real Return Asset Fund	4,861	3,299	0	0	(569)	7,591	70	0
PIMCO Real Return Fund	4,961	22	(56)	(2)	(191)	4,734	22	0
PIMCO RealEstateRealReturn Strategy Fund	4,653	2,265	(792)	(93)	(612)	5,421	276	0
PIMCO Short-Term Floating NAV Portfolio III	3,917	15,406	(16,800)	0	(1)	2,522	5	0
PIMCO StocksPLUS® Absolute Return Fund	0	5,028	(762)	(32)	(496)	3,738	18	0
PIMCO StocksPLUS® Fund	9,128	57	(6,630)	624	(833)	2,346	57	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	6,809	537	(1,313)	(59)	(1,016)	4,958	215	0
PIMCO StocksPLUS International Fund (Unhedged)	0	3,733	(126)	(20)	(660)	2,927	87	0
PIMCO StocksPLUS Small Fund	4,334	334	(410)	(13)	(600)	3,645	35	0
PIMCO Total Return Fund	6,517	107	(922)	(46)	(182)	5,474	100	0
PIMCO TRENDS Managed Futures Strategy Fund	2,725	889	(185)	(16)	(234)	3,179	118	0
Totals	$75,149	$33,926	$(34,440)	$(393)	$(6,862)	$67,380	$1,428	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPath™ 2030 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$3,074	$27	$(1,447)	$(822)	$507	$1,339	$27	$0
PIMCO CommodityRealReturn Strategy Fund®	0	1,368	0	0	(51)	1,317	26	0
PIMCO Emerging Local Bond Fund	0	2,691	0	0	(51)	2,640	8	0
PIMCO Emerging Markets Bond Fund	6,583	141	(3,755)	(720)	334	2,583	141	0
PIMCO EqS Pathfinder Fund®	2,915	0	(3,031)	21	95	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,386	29	(600)	(1)	(127)	2,687	30	0
PIMCO High Yield Fund	9,095	243	(1,007)	(23)	(526)	7,782	244	0
PIMCO Long Duration Total Return Fund	6,920	1,704	(280)	(18)	(519)	7,807	161	0
PIMCO Long-Term U.S. Government Fund	1,141	2	(1,052)	122	(213)	0	3	0
PIMCO Mortgage Opportunities Fund	1,445	8	(1,454)	48	(47)	0	8	0
PIMCO RAE Fundamental PLUS EMG Fund	5,531	254	(1,536)	(20)	(904)	3,325	0	0
PIMCO Real Return Asset Fund	7,177	4,719	0	0	(753)	11,143	96	0
PIMCO Real Return Fund	1,279	376	0	0	(52)	1,603	6	0
PIMCO RealEstateRealReturn Strategy Fund	9,911	3,627	(1,607)	(172)	(1,251)	10,508	536	0
PIMCO Short-Term Floating NAV Portfolio*	15	0	(15)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	10,826	18,618	(26,800)	1	(1)	2,644	11	0
PIMCO StocksPLUS® Absolute Return Fund	0	8,423	0	0	(1,103)	7,320	35	0
PIMCO StocksPLUS® Fund	15,475	95	(11,511)	1,104	(1,450)	3,713	95	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	10,934	1,231	(1,783)	(64)	(1,772)	8,546	370	0
PIMCO StocksPLUS International Fund (Unhedged)	0	7,089	(198)	(31)	(1,273)	5,587	172	0
PIMCO StocksPLUS Small Fund	6,609	314	(951)	103	(990)	5,085	51	0

130	PIMCO ASSET ALLOCATION FUNDS

September 30, 2015 (Unaudited)

PIMCO RealPath™ 2030 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Total Return Fund	$3,265	$843	$(1,319)	$(40)	$(71)	$2,678	$42	$0
PIMCO TRENDS Managed Futures Strategy Fund	4,561	1,345	(352)	(31)	(388)	5,135	194	0
Totals	$110,142	$53,147	$(58,698)	$(543)	$(10,606)	$93,442	$2,256	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

*    Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPath™ 2035 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$342	$0	$(313)	$(36)	$7	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,166	20	(1,014)	(617)	382	937	19	0
PIMCO CommodityRealReturn Strategy Fund®	0	955	0	0	(35)	920	18	0
PIMCO Emerging Local Bond Fund	0	1,881	0	0	(35)	1,846	5	0
PIMCO Emerging Markets Bond Fund	4,485	99	(2,500)	(438)	160	1,806	99	0
PIMCO EqS Pathfinder Fund®	2,189	0	(2,276)	3	84	0	0	0
PIMCO High Yield Fund	3,671	197	0	0	(242)	3,626	102	0
PIMCO Long Duration Total Return Fund	3,857	2,100	(229)	(14)	(290)	5,424	107	0
PIMCO Long-Term U.S. Government Fund	1,399	2	(1,289)	(51)	(61)	0	4	0
PIMCO Mortgage Opportunities Fund	940	6	(946)	30	(30)	0	5	0
PIMCO RAE Fundamental PLUS EMG Fund	4,028	579	(507)	(16)	(865)	3,219	0	0
PIMCO Real Return Asset Fund	3,196	5,019	(190)	(18)	(408)	7,599	66	0
PIMCO RealEstateRealReturn Strategy Fund	6,404	2,802	(956)	(102)	(846)	7,302	372	0
PIMCO Short-Term Floating NAV Portfolio*	20	0	(20)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	8,113	16,609	(22,800)	1	(1)	1,922	8	0
PIMCO StocksPLUS® Absolute Return Fund	0	7,241	(701)	(66)	(810)	5,664	27	0
PIMCO StocksPLUS® Fund	12,251	442	(9,381)	824	(1,168)	2,968	82	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	9,780	648	(2,036)	(74)	(1,452)	6,866	306	0
PIMCO StocksPLUS International Fund (Unhedged)	0	5,878	0	0	(1,071)	4,807	147	0
PIMCO StocksPLUS Small Fund	6,807	273	(596)	6	(966)	5,524	54	0
PIMCO TRENDS Managed Futures Strategy Fund	3,255	879	(268)	(23)	(276)	3,567	137	0
Totals	$72,903	$45,630	$(46,022)	$(591)	$(7,923)	$63,997	$1,558	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

*    Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPath™ 2040 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$553	$0	$(506)	$(57)	$10	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,548	22	(1,281)	(693)	443	1,039	21	0
PIMCO CommodityRealReturn Strategy Fund®	0	1,060	0	0	(39)	1,021	20	0
PIMCO Emerging Local Bond Fund	0	1,044	0	0	(20)	1,024	3	0
PIMCO Emerging Markets Bond Fund	2,894	151	(1,892)	(251)	99	1,001	58	0
PIMCO EqS Pathfinder Fund®	2,982	0	(3,101)	(12)	131	0	0	0
PIMCO High Yield Fund	3,557	730	0	0	(264)	4,023	107	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	131

Notes to Financial Statements (Cont.)

PIMCO RealPath™ 2040 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Long Duration Total Return Fund	$3,161	$4,336	$(943)	$(44)	$(238)	$6,272	$112	$0
PIMCO Long-Term U.S. Government Fund	3,516	7	(3,261)	(268)	6	0	11	0
PIMCO Mortgage Opportunities Fund	1,237	6	(1,244)	44	(43)	0	7	0
PIMCO RAE Fundamental PLUS EMG Fund	4,943	457	(836)	(7)	(987)	3,570	0	0
PIMCO Real Return Asset Fund	1,096	5,732	0	0	(246)	6,582	44	0
PIMCO RealEstateRealReturn Strategy Fund	7,822	3,949	(2,493)	(128)	(976)	8,174	416	0
PIMCO Short-Term Floating NAV Portfolio III	8,713	14,509	(20,100)	1	(1)	3,122	10	0
PIMCO StocksPLUS® Absolute Return Fund	0	8,323	(352)	(32)	(1,046)	6,893	32	0
PIMCO StocksPLUS® Fund	17,930	388	(13,372)	1,262	(1,684)	4,524	109	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	11,931	794	(3,382)	48	(1,705)	7,686	335	0
PIMCO StocksPLUS International Fund (Unhedged)	0	7,131	(566)	3	(1,188)	5,380	160	0
PIMCO StocksPLUS Small Fund	11,087	755	(2,181)	44	(1,460)	8,245	79	0
PIMCO TRENDS Managed Futures Strategy Fund	4,677	740	(1,015)	(18)	(390)	3,994	157	0
Totals	$88,647	$50,134	$(56,525)	$(108)	$(9,598)	$72,550	$1,681	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPath™ 2045 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$222	$0	$(203)	$(29)	$10	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	1,403	13	(604)	(363)	193	642	13	0
PIMCO CommodityRealReturn Strategy Fund®	0	655	0	0	(24)	631	12	0
PIMCO Emerging Local Bond Fund	0	644	0	0	(12)	632	2	0
PIMCO Emerging Markets Bond Fund	1,430	33	(749)	(136)	41	619	33	0
PIMCO EqS Pathfinder Fund®	1,882	0	(1,957)	(145)	220	0	0	0
PIMCO High Yield Fund	580	736	0	0	(74)	1,242	26	0
PIMCO Long Duration Total Return Fund	1,349	2,661	(140)	(8)	(129)	3,733	65	0
PIMCO Long-Term U.S. Government Fund	1,886	3	(1,749)	(113)	(27)	0	6	0
PIMCO Mortgage Opportunities Fund	610	3	(614)	19	(18)	0	4	0
PIMCO RAE Fundamental PLUS EMG Fund	2,822	167	0	0	(662)	2,327	0	0
PIMCO Real Return Asset Fund	0	2,870	0	0	(76)	2,794	16	0
PIMCO RealEstateRealReturn Strategy Fund	4,576	2,029	(906)	(90)	(584)	5,025	262	0
PIMCO Short-Term Floating NAV Portfolio*	20	0	(20)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	4,508	5,305	(8,499)	1	(1)	1,314	5	0
PIMCO StocksPLUS® Absolute Return Fund	0	5,267	(338)	(26)	(646)	4,257	20	0
PIMCO StocksPLUS® Fund	9,980	313	(7,072)	560	(862)	2,919	72	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	7,495	671	(1,317)	(54)	(1,175)	5,620	248	0
PIMCO StocksPLUS International Fund (Unhedged)	0	4,838	(312)	(42)	(794)	3,690	113	0
PIMCO StocksPLUS Small Fund	6,106	248	(393)	(18)	(874)	5,069	50	0
PIMCO TRENDS Managed Futures Strategy Fund	2,447	405	(172)	(15)	(210)	2,455	98	0
Totals	$47,316	$26,861	$(25,045)	$(459)	$(5,704)	$42,969	$1,045	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

132	PIMCO ASSET ALLOCATION FUNDS

September 30, 2015 (Unaudited)

PIMCO RealPath™ 2050 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$323	$0	$(296)	$(35)	$8	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,150	21	(871)	(531)	267	1,036	21	0
PIMCO CommodityRealReturn Strategy Fund®	0	1,058	0	0	(39)	1,019	20	0
PIMCO Emerging Local Bond Fund	0	1,042	0	0	(20)	1,022	3	0
PIMCO Emerging Markets Bond Fund	1,970	45	(879)	(168)	32	1,000	46	0
PIMCO EqS Pathfinder Fund®	2,836	0	(2,949)	(228)	341	0	0	0
PIMCO High Yield Fund	789	1,332	0	0	(114)	2,007	38	0
PIMCO Long Duration Total Return Fund	1,335	5,071	0	0	(147)	6,259	97	0
PIMCO Long-Term U.S. Government Fund	2,525	5	(2,341)	(146)	(43)	0	8	0
PIMCO Mortgage Opportunities Fund	843	5	(848)	27	(27)	0	5	0
PIMCO RAE Fundamental PLUS EMG Fund	3,999	1,032	(268)	(5)	(996)	3,762	0	0
PIMCO Real Return Asset Fund	0	2,522	0	0	(59)	2,463	15	0
PIMCO RealEstateRealReturn Strategy Fund	6,657	3,614	(1,013)	(107)	(901)	8,250	411	0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	8,012	16,209	(20,300)	1	(1)	3,921	8	0
PIMCO StocksPLUS® Absolute Return Fund	0	9,590	(234)	(28)	(1,203)	8,125	36	0
PIMCO StocksPLUS® Fund	17,368	602	(11,674)	621	(1,175)	5,742	133	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	11,386	1,532	(1,285)	(147)	(1,844)	9,642	401	0
PIMCO StocksPLUS International Fund (Unhedged)	0	7,074	(146)	(23)	(1,267)	5,638	171	0
PIMCO StocksPLUS Small Fund	9,436	823	(542)	(28)	(1,369)	8,320	79	0
PIMCO TRENDS Managed Futures Strategy Fund	3,856	745	(214)	(20)	(335)	4,032	157	0
Totals	$73,503	$52,322	$(43,878)	$(817)	$(8,892)	$72,238	$1,649	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

*    Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPath™ 2055 Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$72	$1	$(25)	$(5)	$(5)	$38	$1	$0
PIMCO CommodityRealReturn Strategy Fund®	0	39	0	0	(1)	38	1	0
PIMCO Emerging Local Bond Fund	0	39	0	0	(1)	38	0	0
PIMCO Emerging Markets Bond Fund	62	1	(21)	(1)	(4)	37	1	0
PIMCO EqS Pathfinder Fund®	95	0	(99)	7	(3)	0	0	0
PIMCO High Yield Fund	31	47	0	0	(4)	74	1	0
PIMCO Long Duration Total Return Fund	127	113	(9)	0	(9)	222	4	0
PIMCO Mortgage Opportunities Fund	31	0	(31)	0	0	0	0	0
PIMCO RAE Fundamental PLUS EMG Fund	161	15	0	0	(38)	138	0	0
PIMCO Real Return Asset Fund	16	78	0	0	(3)	91	1	0
PIMCO RealEstateRealReturn Strategy Fund	219	138	(24)	(3)	(31)	299	15	0
PIMCO Short-Term Floating NAV Portfolio III	201	113	(220)	0	0	94	0	0
PIMCO StocksPLUS® Absolute Return Fund	0	348	(13)	(1)	(44)	290	1	0
PIMCO StocksPLUS® Fund	559	62	(396)	12	(26)	211	5	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	425	34	(39)	(1)	(70)	349	16	0
PIMCO StocksPLUS International Fund (Unhedged)	0	266	(14)	(2)	(46)	204	6	0

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	133

Notes to Financial Statements (Cont.)

PIMCO RealPath™ 2055 Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO StocksPLUS Small Fund	$321	$48	$(16)	$0	$(52)	$301	$3	$0
PIMCO TRENDS Managed Futures Strategy Fund	125	43	(10)	(1)	(11)	146	5	0
Totals	$2,445	$1,385	$(917)	$5	$(348)	$2,570	$60	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPath™ Income Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,463	$21	$(1,306)	$(467)	$231	$942	$21	$0
PIMCO CommodityRealReturn Strategy Fund®	0	960	0	0	(36)	924	18	0
PIMCO Emerging Local Bond Fund	0	945	0	0	(18)	927	3	0
PIMCO Emerging Markets Bond Fund	2,760	56	(1,765)	(204)	59	906	56	0
PIMCO EqS Pathfinder Fund®	1,460	0	(1,518)	1	57	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	10,470	92	(2,615)	(65)	(336)	7,546	91	0
PIMCO Global Advantage® Strategy Bond Fund	0	0	0	0	0	0	0	0
PIMCO High Yield Fund	2,766	66	(874)	(20)	(117)	1,821	66	0
PIMCO Long Duration Total Return Fund	6,484	661	(976)	(75)	(418)	5,676	136	0
PIMCO Mortgage Opportunities Fund	1,046	5	(1,052)	43	(42)	0	6	0
PIMCO RAE Fundamental PLUS EMG Fund	2,618	0	(729)	(27)	(427)	1,435	0	0
PIMCO Real Return Asset Fund	5,815	1,536	(863)	(52)	(475)	5,961	65	0
PIMCO Real Return Fund	11,820	49	(1,678)	(30)	(404)	9,757	49	0
PIMCO RealEstateRealReturn Strategy Fund	4,296	1,413	(1,358)	(157)	(438)	3,756	199	0
PIMCO Short-Term Floating NAV Portfolio III	6,027	24,409	(26,100)	1	(1)	4,336	9	0
PIMCO StocksPLUS® Absolute Return Fund	0	3,834	(407)	(48)	(441)	2,938	15	0
PIMCO StocksPLUS® Fund	9,172	55	(6,440)	555	(742)	2,600	55	0
PIMCO StocksPLUS International Fund (U.S. Dollar Hedged)	5,849	417	(2,007)	31	(855)	3,435	166	0
PIMCO StocksPLUS International Fund (Unhedged)	0	3,772	(244)	(39)	(637)	2,852	86	0
PIMCO StocksPLUS Small Fund	2,730	19	(635)	46	(375)	1,785	19	0
PIMCO Total Return Fund	17,189	250	(5,591)	(176)	(391)	11,281	249	0
PIMCO TRENDS Managed Futures Strategy Fund	2,381	918	0	0	(218)	3,081	106	0
Totals	$95,346	$39,478	$(56,158)	$(683)	$(6,024)	$71,959	$1,415	$0

†     A zero balance may reflect actual amounts rounding to less than one thousand.

(1)      A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO Global Multi-Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$0	$11,070	$0	$0	$(298)	$10,772	$70	$0
PIMCO Diversified Income Active Exchange-Traded Fund	13,590	0	0	0	(793)	12,797	321	0
PIMCO Emerging Markets Corporate Bond Fund	24,176	275	(13,599)	(92)	(577)	10,183	275	0
PIMCO EqS Pathfinder Fund®	33,129	0	(34,982)	(6,260)	8,113	0	0	0
PIMCO EqS® Emerging Markets Fund	23,433	0	(24,237)	2,310	(1,506)	0	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	11,274	0	0	0	(884)	10,390	25	0
PIMCO Income Fund	170,698	4,636	0	0	(4,357)	170,977	4,635	0

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PIMCO Global Multi-Asset Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Mortgage Opportunities Fund	$33,097	$373	$(11,100)	$135	$(235)	$22,270	$373	$0
PIMCO Short-Term Floating NAV Portfolio*	11	0	(11)	(0)	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	78,962	292,436	(370,301)	15	(1)	1,111	36	0
PIMCO StocksPLUS® Fund	99,187	1,349	0	0	(9,012)	91,524	1,349	0
PIMCO TRENDS Managed Futures Strategy Fund	59,775	1,700	(44,695)	(170)	(5,641)	10,969	1,700	0
Totals	$547,332	$311,839	$(498,925)	$(4,062)	$(15,191)	$340,993	$8,784	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

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(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s

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exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  Certain Funds may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  Certain Funds may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on

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Notes to Financial Statements (Cont.)

the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  Certain Funds may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either

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industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a

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Notes to Financial Statements (Cont.)

floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Volatility Swap Agreements  Certain Funds also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying reference instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying reference instrument. For example, a Fund may enter into a volatility swap in order to take the position that the reference instrument’s volatility will increase over a particular period of time. If the reference instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the reference instrument’s volatility does not increase over the specified time, the Funds will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Funds would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Funds would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Acquired Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Acquired Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Acquired Funds, which will vary. Investing indirectly in an Acquired Fund involves certain additional expenses and tax effects that would not be present in a direct investment in the Acquired Fund.

Certain Fund’s investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired

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Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Acquired Funds’) investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Acquired Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund (or Acquired Funds) may lose money if these changes are not anticipated by Fund (or Acquired Funds) management. A Fund (or Acquired Funds) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund (or Acquired Funds) to lose value. If a Fund (or Acquired Funds) lost enough value, the Fund (or Acquired Funds) could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds (or Acquired Funds) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s (or Acquired Funds’) performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds (or Acquired Funds) could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds (or Acquired Funds) to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund (or Acquired Funds) invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Acquired Funds), or, in the case of hedging positions, that the Fund’s (or Acquired Funds’) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Acquired Funds’) investments in foreign currency-denominated securities may reduce the Fund’s (or Acquired Funds’) returns.

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Notes to Financial Statements (Cont.)

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Acquired Funds’) investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Acquired Funds) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Acquired Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund (or Acquired Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund (or Acquired Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Acquired Funds) has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds (or Acquired Funds) through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund (or Acquired Funds) exceed a predetermined threshold, such counterparty shall advance collateral to the Fund (or Acquired Funds) in the form of cash or securities equal in value to the unpaid amount owed to the Fund (or Acquired Funds). A Fund (or Acquired Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Acquired Funds) subsequently decreases, the Fund (or Acquired Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund (or Acquired Funds) has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as

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such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund II, Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The GMA Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the GMA Fund and the GMA Subsidiary. The consolidated financial statements include the accounts of the GMA Fund and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary, with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the GMA Subsidiary to the GMA Fund (amounts in thousands).

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Notes to Financial Statements (Cont.)

Date of Incorporation	11/21/2008
Subscription Agreement	12/10/2008
Consolidated Fund Net Assets	$987,896
Subsidiary % of Consolidated Fund Net Assets	7.0%
Subsidiary Financial Statement Information
Total assets	$71,900
Total liabilities	2,328
Net assets	69,572
Total income	$45
Net investment income (loss)	(148)
Net realized gain (loss)	(881)
Net change in unrealized appreciation (depreciation)	166
Increase (decrease) in net assets resulting from operations	$(863)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). As the PIMCO RealPath™ Funds approach their target dates and their portfolios become more conservative, the PIMCO RealPath™ Funds’ investment advisory contract provides that certain PIMCO RealPath™ Funds’ Investment Advisory Fee will periodically decrease over time according to set intervals. The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO Multi-Strategy Alternative Fund(1)	1.05%	0.10%	0.20%	N/A	0.25%	0.25%
PIMCO RealPath™ 2020 Fund(1)	0.53%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ 2025 Fund(1)	0.55%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ 2030 Fund(1)	0.58%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ 2035 Fund(1)	0.60%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ 2040 Fund(1)	0.60%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ 2045 Fund(1)	0.62%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ 2050 Fund(1)	0.62%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ 2055 Fund(1)	0.62%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO RealPath™ Income Fund(1)	0.50%	0.05%	0.15%	0.05%	0.30%	0.30%
PIMCO Global Multi-Asset Fund(1)(2)	0.90%	0.05%	0.15%	0.05%	0.40%	0.40%

(1)

PIMCO has contractually agreed, through July 31, 2016, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Management Fees of Underlying PIMCO Funds (as defined herein) indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent the Fund’s Management Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

(2)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of

144	PIMCO ASSET ALLOCATION FUNDS

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Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Multi-Strategy Alternative Fund and PIMCO RealPath™ 2055 Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of

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Notes to Financial Statements (Cont.)

organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2015, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Multi-Strategy Alternative Fund	$81
PIMCO RealPathTM 2055 Fund	39

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2016, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Funds in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Funds’ investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers are reflected on the Statements of Operations/Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2015, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO Multi-Strategy Alternative Fund	$157
PIMCO RealPath™ 2020 Fund	258
PIMCO RealPath™ 2025 Fund	226
PIMCO RealPath™ 2030 Fund	329
PIMCO RealPath™ 2035 Fund	234
PIMCO RealPath™ 2040 Fund	266
PIMCO RealPath™ 2045 Fund	158
PIMCO RealPath™ 2050 Fund	245
PIMCO RealPath™ 2055 Fund	9
PIMCO RealPath™ Income Fund	239
PIMCO Global Multi-Asset Fund	1,286

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2015, the amount was $193,545.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Global Multi-Asset Fund	$8,652	$3,201

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Multi-Strategy Alternative Fund	$899	$923	$55,581	$9,845
PIMCO RealPath™ 2020 Fund	0	0	19,426	35,455
PIMCO RealPath™ 2025 Fund	0	0	19,135	21,753
PIMCO RealPath™ 2030 Fund	0	0	35,876	38,658
PIMCO RealPath™ 2035 Fund	0	0	29,706	28,884
PIMCO RealPath™ 2040 Fund	0	0	36,724	45,041
PIMCO RealPath™ 2045 Fund	0	0	22,236	20,922
PIMCO RealPath™ 2050 Fund	0	0	37,392	31,089
PIMCO RealPath™ 2055 Fund	0	0	1,338	929
PIMCO RealPath™ Income Fund	0	0	15,442	33,290
PIMCO Global Multi-Asset Fund	1,748,746	1,475,900	380,740	571,896

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Multi-Strategy Alternative Fund				PIMCO RealPathTM 2020 Fund
	Six Months Ended 09/30/2015		Period from 12/30/2014 to 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	6,533	$64,951	1,730	$17,306	273	$2,213	1,284	$10,890
Class P	3	35	1	10	1	4	7	64
Administrative Class	0	0	0	0	882	7,366	3,383	28,916
Class D	18	172	4	44	7	52	109	913
Class A	93	930	319	3,215	138	1,145	368	3,091
Class C	20	192	3	35	34	289	142	1,206
Class R	0	0	0	0	14	114	84	715
Issued as reinvestment of distributions
Institutional Class	0	0	0	0	43	344	287	2,370
Class P	0	0	0	0	0	1	1	10
Administrative Class	0	0	0	0	63	510	392	3,307
Class D	0	0	0	0	3	26	21	174
Class A	0	0	0	0	11	87	52	426
Class C	0	0	0	0	3	21	21	173
Class R	0	0	0	0	1	9	11	91
Institutional Class	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(672)	(6,647)	(1)	(11)	(795)	(6,473)	(2,170)	(17,939)
Class P	0	0	0	0	0	0	(91)	(788)
Administrative Class	0	0	0	0	(2,767)	(23,075)	(2,336)	(20,089)
Class D	(3)	(28)	0	0	(83)	(677)	(138)	(1,158)
Class A	(6)	(58)	(7)	(75)	(169)	(1,352)	(449)	(3,813)
Class C	(7)	(67)	0	(4)	(91)	(740)	(163)	(1,375)
Class R	0	0	0	0	(37)	(304)	(252)	(2,114)
Net increase (decrease) resulting from Fund share transactions	5,979	$59,480	2,049	$20,520	(2,469)	$(20,440)	563	$5,070

148	PIMCO ASSET ALLOCATION FUNDS

September 30, 2015 (Unaudited)

PIMCO RealPathTM 2025 Fund				PIMCO RealPathTM 2030 Fund				PIMCO RealPath™ 2035 Fund
Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

109	$1,064	814	$8,488	519	$4,050	1,643	$13,511	294	$2,977	876	$9,224
0	0	20	202	0	0	45	368	0	0	27	283
800	7,922	2,670	27,322	899	7,039	4,336	35,179	664	6,643	2,856	29,591
8	82	66	674	8	58	50	415	1	17	46	486
42	412	129	1,358	80	634	270	2,173	26	259	96	997
5	51	29	305	31	238	134	1,095	1	12	4	46
3	39	78	804	18	144	115	943	1	12	50	530

28	270	226	2,257	72	551	390	3,097	41	398	232	2,358
0	0	1	14	0	0	2	17	0	0	2	18
71	682	395	3,947	119	904	641	5,092	69	670	367	3,722
1	8	17	167	3	24	25	196	1	8	9	88
3	26	16	158	10	77	47	372	2	19	9	93
1	7	5	52	3	24	17	137	0	2	2	17
1	6	10	102	1	10	13	106	0	2	6	58
0	0	0	0	0	0	0	0	0	0	0	0

(633)	(6,311)	(1,368)	(13,754)	(982)	(7,711)	(1,914)	(15,368)	(583)	(5,853)	(1,142)	(11,713)
0	0	(140)	(1,483)	0	0	(207)	(1,736)	0	0	(175)	(1,871)
(1,031)	(10,126)	(1,630)	(16,732)	(1,969)	(15,506)	(3,163)	(25,731)	(1,044)	(10,470)	(1,437)	(14,883)
(178)	(1,783)	(105)	(1,069)	(140)	(1,117)	(91)	(742)	(44)	(454)	(67)	(697)
(43)	(428)	(267)	(2,802)	(68)	(532)	(630)	(5,214)	(25)	(244)	(194)	(2,060)
(6)	(63)	(19)	(198)	(48)	(365)	(58)	(483)	(2)	(22)	(5)	(51)
(8)	(79)	(156)	(1,561)	(15)	(119)	(299)	(2,433)	(33)	(346)	(85)	(877)
(827)	$(8,221)	791	$8,251	(1,459)	$(11,597)	1,366	$10,994	(631)	$(6,370)	1,477	$15,359

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	149

Notes to Financial Statements (Cont.)

	PIMCO RealPath™ 2040 Fund				PIMCO RealPath™ 2045 Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	656	$5,161	1,612	$13,089	218	$2,276	1,079	$11,917
Class P	0	0	68	567	0	0	48	530
Administrative Class	680	5,304	3,032	24,405	270	2,832	1,286	14,030
Class D	16	131	43	344	3	27	18	207
Class A	104	818	189	1,511	37	394	27	295
Class C	70	563	62	488	2	21	3	34
Class R	9	66	83	684	2	16	23	259
Issued as reinvestment of distributions
Institutional Class	81	612	395	3,119	53	543	278	2,962
Class P	0	0	4	29	0	0	1	14
Administrative Class	63	479	417	3,289	23	236	121	1,290
Class D	3	20	17	133	1	7	5	52
Class A	9	66	40	317	1	11	4	42
Class C	2	13	10	81	0	1	1	8
Class R	0	3	11	88	0	1	3	31
Institutional Class	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(837)	(6,536)	(2,126)	(17,069)	(517)	(5,430)	(862)	(9,403)
Class P	0	0	(341)	(2,832)	0	0	(137)	(1,539)
Administrative Class	(2,522)	(19,984)	(2,417)	(19,480)	(315)	(3,303)	(586)	(6,354)
Class D	(73)	(580)	(50)	(399)	(16)	(169)	(7)	(78)
Class A	(56)	(440)	(355)	(2,882)	(5)	(51)	(66)	(739)
Class C	(79)	(625)	(33)	(267)	(4)	(39)	(3)	(34)
Class R	(28)	(226)	(376)	(3,067)	(1)	(5)	(75)	(814)
Net increase (decrease) resulting from Fund share transactions	(1,902)	$(15,155)	285	$2,148	(248)	$(2,632)	1,161	$12,710

150	PIMCO ASSET ALLOCATION FUNDS

September 30, 2015 (Unaudited)

PIMCO RealPath™ 2050 Fund				PIMCO RealPath™ 2055 Fund (1)
Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Period from 12/31/2014 to 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

806	$6,568	1,964	$16,503	1	$0	300	$3,000
3	25	52	434	1	10	6	63
1,148	9,226	2,791	23,247	2	25	1	10
10	80	38	324	0	3	1	10
48	385	241	2,037	9	95	6	59
4	28	15	123	1	9	1	10
18	139	44	369	0	0	1	10

79	622	353	2,896	3	28	0	0
0	0	1	9	0	0	0	0
67	526	280	2,283	0	0	0	0
2	13	10	84	0	0	0	0
4	29	23	186	0	1	0	0
1	6	4	35	0	0	0	0
0	3	6	46	0	0	0	0
0	0	0	0	0	0	0	0

(1,032)	(8,579)	(1,493)	(12,518)	0	0	0	0
0	0	(118)	(1,015)	(2)	(23)	0	0
(938)	(7,559)	(1,281)	(10,708)	0	(4)	0	0
(44)	(359)	(142)	(1,216)	0	0	0	0
(88)	(686)	(204)	(1,671)	(1)	(10)	0	0
(9)	(67)	(15)	(127)	(1)	(5)	0	0
(28)	(231)	(90)	(736)	0	0	0	0
51	$169	2,479	$20,585	13	$129	316	$3,162

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	151

Notes to Financial Statements (Cont.)

	PIMCO RealPath™ Income Fund				PIMCO Global Multi-Asset Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	371	$3,133	1,284	$11,232	5,103	$58,817	5,682	$63,379
Class P	1	6	10	89	3,234	37,346	4,274	47,415
Administrative Class	391	3,327	2,687	23,103	11	135	2	18
Class D	4	39	134	1,172	1,076	12,477	522	5,811
Class A	251	2,044	291	2,500	1,821	20,880	1,769	19,507
Class C	28	234	38	325	2,529	28,396	1,465	15,988
Class R	10	86	14	129	63	715	79	866
Issued as reinvestment of distributions
Institutional Class	41	343	146	1,255	0	0	274	3,033
Class P	0	1	1	10	0	0	38	419
Administrative Class	64	533	212	1,825	0	0	0	0
Class D	3	22	17	147	0	0	11	122
Class A	10	80	39	338	0	0	50	550
Class C	2	19	13	110	0	0	0	0
Class R	0	2	2	13	0	0	2	21
Issued in reorganization^
Institutional Class	0	0	1,216	10,320	0	0	0	0
Class P	0	0	2	13	0	0	0	0
Administrative Class	0	0	2,272	19,263	0	0	0	0
Class D	0	0	121	1,026	0	0	0	0
Class A	0	0	199	1,692	0	0	0	0
Class C	0	0	106	903	0	0	0	0
Class R	0	0	1	11	0	0	0	0
Cost of shares redeemed
Institutional Class	(995)	(8,351)	(1,166)	(10,142)	(5,221)	(59,197)	(39,163)	(420,807)
Class P	(1)	(6)	(34)	(308)	(2,377)	(27,096)	(8,417)	(91,787)
Administrative Class	(2,227)	(18,799)	(1,717)	(15,034)	(13)	(145)	(9)	(103)
Class D	(180)	(1,501)	(106)	(911)	(1,204)	(13,323)	(2,972)	(32,471)
Class A	(333)	(2,743)	(514)	(4,569)	(2,385)	(27,111)	(13,334)	(145,174)
Class C	(62)	(519)	(100)	(875)	(2,349)	(25,924)	(11,036)	(118,469)
Class R	(7)	(65)	(24)	(210)	(190)	(2,136)	(457)	(4,962)
Net increase (decrease) resulting from Fund share transactions	(2,629)	$(22,115)	5,144	$43,427	98	$3,834	(61,220)	$(656,644)

(1)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 92% of the Fund, and the shareholder is a related party of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	See Note 15 in the Notes to Financial Statements.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

152	PIMCO ASSET ALLOCATION FUNDS

September 30, 2015 (Unaudited)

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, an Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Multi-Strategy Alternative Fund	$—	$—
PIMCO RealPathTM 2020 Fund	—	—
PIMCO RealPathTM 2025 Fund	—	—
PIMCO RealPathTM 2030 Fund	—	—
PIMCO RealPathTM 2035 Fund	—	—
PIMCO RealPathTM 2040 Fund	—	—
PIMCO RealPathTM 2045 Fund	—	—
PIMCO RealPathTM 2050 Fund	—	—
PIMCO RealPathTM 2055 Fund	—	3
PIMCO RealPathTM Income Fund	—	—
PIMCO Global Multi Asset Fund	117,662	—

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	153

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO Multi-Strategy Alternative Fund	$79,597	$23	$(1,647)	$(1,624)
PIMCO RealPath™ 2020 Fund	85,477	223	(7,446)	(7,223)
PIMCO RealPath™ 2025 Fund	79,594	234	(7,760)	(7,526)
PIMCO RealPath™ 2030 Fund	114,961	583	(11,554)	(10,971)
PIMCO RealPath™ 2035 Fund	80,633	366	(8,704)	(8,338)
PIMCO RealPath™ 2040 Fund	89,816	879	(8,905)	(8,026)
PIMCO RealPath™ 2045 Fund	56,179	81	(6,156)	(6,075)
PIMCO RealPath™ 2050 Fund	93,577	272	(10,478)	(10,206)
PIMCO RealPath™ 2055 Fund	3,343	0	(366)	(366)
PIMCO RealPath™ Income Fund	81,016	315	(6,516)	(6,201)
PIMCO Global Multi-Asset Fund	1,326,251	7,139	(60,478)	(53,339)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

16. SUBSEQUENT EVENTS

On November 6, 2015, the Board approved the liquidation of Class P and Class R shares of PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund, PIMCO RealPathTM 2055 Fund and PIMCO RealPathTM Income Fund. The liquidation of the Class P and Class R shares of the Funds (with the exception of Class P shares of PIMCO RealPathTM 2035 Fund) is expected to occur on or about January 22, 2016. Class P shares for PIMCO RealPathTM 2035 Fund liquidated on November 18, 2015.

There were no other subsequent events identified that require recognition or disclosure.

154	PIMCO ASSET ALLOCATION FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	MAC	Macquarie Bank Limited	SOG	Societe Generale
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	FRCPI	France Consumer Price Index	RACNLGT	RAFI Global Long Index
CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	RACNSGT	RAFI Global Short Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	GSCI	Goldman Sachs Commodity Index	TPNBNK	TOPIX-Banks Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index	TWSE	Tawain Capitalization Weighted Stock
CUAC	Corn-Ethanol Spread Calendar Swap	KOSPI	Korea Composite Stock Price Index	UKRPI	United Kingdom Retail Price Index
ERAUSLT	eRAFI U.S. Large Strategy Index	PLTMLNPM	London Platinum & Palladium Market PM Fix	ULSD	Ultra-Low Sulfur Diesel
EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	oz.	Ounce	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts	YOY	Year-Over-Year
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	155

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

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and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

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collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

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advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

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information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group”

of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

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(Unaudited)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

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(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

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Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	163

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4001SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Bond Funds

PIMCO Extended Duration Fund

PIMCO GNMA Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Mortgage Opportunities Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund III

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		28
Statements of Operations		32
Statements of Changes in Net Assets		34
Statement of Cash Flows		36
Notes to Financial Statements		121
Glossary		144
Approval of Investment Advisory Contract and Other Agreements		145
Results of Proxy Voting		152

Fund	Fund Summary	Schedule of Investments

PIMCO Extended Duration Fund	6	37
PIMCO GNMA Fund	7	42
PIMCO Long Duration Total Return Fund	8	48
PIMCO Long-Term U.S. Government Fund	9	60
PIMCO Moderate Duration Fund	10	66
PIMCO Mortgage-Backed Securities Fund	11	80
PIMCO Mortgage Opportunities Fund	12	86
PIMCO Total Return Fund II	13	97
PIMCO Total Return Fund III	14	106

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO BOND FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, extension risk, prepayment risk, privately issued mortgage-related securities risk, real estate risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, issuer non-diversification risk, short sale risk and convertible securities risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption

4	PIMCO BOND FUNDS

occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—
PIMCO GNMA Fund	07/31/97	07/31/97	04/30/08	—	05/31/01	11/30/00	05/31/01
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	10/31/14	—	—
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	09/23/97	10/31/14	01/20/97	01/20/97
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	07/27/15	—	—	—
PIMCO Mortgage-Backed Securities Fund	07/31/97	07/31/97	04/30/08	12/13/01	04/08/98	07/31/00	07/31/00
PIMCO Mortgage Opportunities Fund	10/22/12	10/22/12	10/22/12	—	10/22/12	10/22/12	10/22/12
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	11/30/94	—	—	—
PIMCO Total Return Fund III	05/01/91	05/01/91	03/31/09	04/11/97	—	—	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, and Class C shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO Extended Duration Fund

Institutional Class - PEDIX
Class P - PEDPX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	88.2%
U.S. Government Agencies	10.2%
Short-Term Instruments‡	0.9%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.1%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	-8.36%	10.91%	8.72%	10.43%
PIMCO Extended Duration Fund Class P	-8.40%	10.80%	8.61%	10.33%
Citi STRIPS Index, 20+ Year Sub-Index	-7.70%	11.72%	9.47%	9.97%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-2.95%	0.65%	4.02%	5.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares and 0.61% for Class P shares.

Investment Objective and Strategy Overview

»

The PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»

An overall below-benchmark exposure to U.S. duration (or sensitivity to changes in market interest rates) positively contributed to performance, as U.S. Treasury rates rose along the yield curve over the reporting period.

»	An overweight to the 30-year portion of the U.S. Treasury yield curve detracted from performance, as the yield curve steepened during the reporting period.

6	PIMCO BOND FUNDS

PIMCO GNMA Fund

Institutional Class - PDMIX	Class A - PAGNX
Class P - PPGNX	Class C - PCGNX
Class D - PGNDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Government Agencies	78.9%
Short-Term Instruments‡	13.8%
Mortgage-Backed Securities	3.8%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	1.0%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	0.31%	2.52%	3.24%	5.21%	5.92%
PIMCO GNMA Fund Class P	0.26%	2.42%	3.14%	5.11%	5.82%
PIMCO GNMA Fund Class D	0.11%	2.11%	2.83%	4.79%	5.50%
PIMCO GNMA Fund Class A	0.11%	2.11%	2.83%	4.79%	5.50%
PIMCO GNMA Fund Class A (adjusted)	-3.61%	-1.72%	2.05%	4.39%	5.28%
PIMCO GNMA Fund Class C	-0.27%	1.35%	2.07%	4.02%	4.71%
PIMCO GNMA Fund Class C (adjusted)	-1.26%	0.35%	2.07%	4.02%	4.71%
Barclays GNMA Index	0.48%	2.85%	3.08%	4.75%	5.33%
Lipper GNMA Funds Average	0.01%	1.92%	2.49%	4.30%	4.73%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.90% for Class D shares, 0.90% for Class A shares and 1.65% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Fund Insights

»	Yield curve positioning positively contributed to performance, as the Fund was overweight curve duration and was positioned to benefit as the yield curve steepened over the reporting period.

»	Underweight agency mortgage-backed securities (“MBS”) positions benefited performance, as the sector underperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to non-agency MBS positively contributed to performance, as these securities generally posted positive total returns during the reporting period.

»	Exposure to agency commercial MBS positively contributed to performance, as these securities had positive excess returns during the reporting period.

»	Exposure to interest-only structured agency MBS detracted from performance, as these securities had negative excess returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Long Duration Total Return Fund

Institutional Class - PLRIX
Class P - PLRPX
Class D - PLRDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	44.9%
U.S. Treasury Obligations	20.9%
U.S. Government Agencies	20.6%
Municipal Bonds & Notes	4.8%
Short-Term Instruments‡	0.9%
Other	7.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	-5.55%	2.64%	5.64%	8.16%
PIMCO Long Duration Total Return Fund Class P	-5.59%	2.54%	5.54%	8.06%
PIMCO Long Duration Total Return Fund Class D	-5.73%	2.25%	5.22%	7.73%
Barclays Long-Term Government/Credit Index	-5.56%	3.09%	5.96%	7.24%
Lipper Corporate Debt Funds BBB-Rated Funds Average	-2.95%	0.65%	4.02%	5.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.52% for Institutional Class shares, 0.62% for Class P shares, and 0.92% for Class D shares.

Investment Objective and Strategy Overview

»

The PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»

A below-benchmark exposure to U.S. duration (or sensitivity to changes in market interest rates) positively contributed to performance, as U.S. Treasury rates rose along the yield curve over the reporting period.

»	The Fund’s underweight to long rates and overweight to short rates positively contributed to performance, as the U.S. Treasury yield curve steepened during the reporting period.

»	An out-of-benchmark allocation to Italian and Spanish sovereign bonds detracted from performance, as Italian and Spanish rates rose over the reporting period.

»	An underweight to corporate spread duration positively contributed to performance, as spreads widened over the reporting period.

8	PIMCO BOND FUNDS

PIMCO Long-Term U.S. Government Fund

Institutional Class - PGOVX	Administrative Class - PLGBX
Class P - PLTPX	Class A - PFGAX
Class D - PLGDX	Class C - PFGCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	65.3%
U.S. Government Agencies	27.0%
Mortgage-Backed Securities	4.5%
Corporate Bonds & Notes	1.7%
Short-Term Instruments‡	1.1%
Other	0.4%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	-3.85%	7.69%	6.10%	7.30%	9.05%
PIMCO Long-Term U.S. Government Fund Class P	-3.90%	7.59%	5.99%	7.19%	8.95%
PIMCO Long-Term U.S. Government Fund Administrative Class	-3.97%	7.43%	5.84%	7.04%	8.78%
PIMCO Long-Term U.S. Government Fund Class D	-4.04%	7.28%	5.68%	6.87%	8.63%
PIMCO Long-Term U.S. Government Fund Class A	-4.02%	7.32%	5.72%	6.90%	8.63%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	-7.62%	3.30%	4.92%	6.49%	8.43%
PIMCO Long-Term U.S. Government Fund Class C	-4.38%	6.53%	4.94%	6.10%	7.84%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	-5.33%	5.53%	4.94%	6.10%	7.84%
Barclays Long-Term Treasury Index	-3.65%	8.80%	6.22%	6.99%	8.34%	**
Lipper General U.S. Government Funds Average	-0.54%	2.55%	2.15%	3.64%	5.10%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.495% for Institutional Class shares, 0.595% for Class P shares, 0.745% for Administrative Class shares, 0.895% for Class D shares, 0.845% for Class A shares and 1.595% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Fund Insights

»

A below-benchmark exposure to U.S. duration (or sensitivity to changes in market interest rates) positively contributed to performance, as U.S. Treasury rates rose along the yield curve over the reporting period.

»	The Fund’s underweight to long rates and overweight to short rates contributed to performance, as the U.S. Treasury yield curve steepened during the reporting period.

»	An out-of-benchmark allocation to agency mortgage-backed securities contributed to performance, as these securities outperformed U.S. Treasuries over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO Moderate Duration Fund

Institutional Class - PMDRX
Class P - PMOPX
Administrative Class - PMAOX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	26.4%
Corporate Bonds & Notes	26.3%
U.S. Government Agencies	21.2%
Sovereign Issues	10.2%
Mortgage-Backed Securities	8.6%
Short-Term Instruments‡	0.7%
Other	6.6%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	-1.07%	1.27%	3.03%	5.22%	5.81%
PIMCO Moderate Duration Fund Class P	-1.12%	1.17%	2.93%	5.11%	5.70%
PIMCO Moderate Duration Fund Administrative	-1.20%	1.02%	2.77%	4.96%	5.54%
Barclays Intermediate Government/Credit Index	0.32%	2.68%	2.42%	4.17%	5.07%
Lipper Short-Intermediate Investment Grade Debt Funds Average	-0.19%	1.00%	2.06%	3.49%	4.46%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, and 0.71% for Administrative Class shares.

Investment Objective and Strategy Overview

»

The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight in investment grade corporate credits positively contributed to performance, as spreads widened during the reporting period.

»

Long dollar positions versus a basket of emerging market currencies, particularly the Brazilian real, benefited performance, as the currency depreciated relative to the U.S. dollar during the reporting period.

»

U.S. interest rate strategies detracted from performance, particularly duration, yield curve positioning and instrument selection, as the yield curve steepened and U.S. dollar swaps outperformed U.S. Treasuries during the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined over the reporting period.

»	Duration (or sensitivity to changes in market interest rates) exposure in Germany detracted from performance, as rates rose and the yield curve steepened during the reporting period.

10	PIMCO BOND FUNDS

PIMCO Mortgage-Backed Securities Fund

Institutional Class - PTRIX	Class D - PTMDX
Class P - PMRPX	Class A - PMRAX
Administrative Class - PMTAX	Class C - PMRCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Government Agencies	79.1%
Short-Term Instruments‡	12.0%
Mortgage-Backed Securities	3.9%
U.S. Treasury Obligations	2.5%
Asset-Backed Securities	2.5%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Institutional Class	0.82%	3.52%	3.58%	5.29%	6.06%
PIMCO Mortgage-Backed Securities Fund Class P	0.77%	3.42%	3.48%	5.19%	5.95%
PIMCO Mortgage-Backed Securities Fund Administrative Class	0.70%	3.26%	3.32%	5.03%	5.80%
PIMCO Mortgage-Backed Securities Fund Class D	0.62%	3.11%	3.17%	4.87%	5.64%
PIMCO Mortgage-Backed Securities Fund Class A	0.62%	3.11%	3.17%	4.87%	5.64%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	-3.14%	-0.79%	2.38%	4.48%	5.42%
PIMCO Mortgage-Backed Securities Fund Class C	0.25%	2.34%	2.40%	4.09%	4.85%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	-0.75%	1.34%	2.40%	4.09%	4.85%
Barclays U.S. MBS Fixed Rate Index	0.55%	3.45%	3.06%	4.74%	5.35%
Lipper U.S. Mortgage Funds Average	0.33%	3.15%	3.29%	4.30%	4.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, and 1.65% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Yield curve positioning positively contributed to performance, as the Fund was overweight curve duration and was positioned to benefit as the yield curve steepened over the reporting period.

»	Underweight agency mortgage-backed securities (“MBS”) positions benefited performance, as the sector underperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to non-agency MBS contributed to performance, as these securities generally posted positive total returns during the reporting period.

»	Exposure to agency commercial MBS contributed to performance, as these securities had positive excess returns during the reporting period.

»	Exposure to interest-only structured agency MBS detracted from performance, as these securities had negative excess returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO Mortgage Opportunities Fund

Institutional Class - PMZIX	Class A - PMZAX
Class P - PMZPX	Class C - PMZCX
Class D - PMZDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Government Agencies	34.7%
Mortgage-Backed Securities	21.9%
Asset-Backed Securities	19.3%
U.S. Treasury Obligations	14.8%
Short-Term Instruments‡	6.8%
Other	2.5%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (10/22/12)
PIMCO Mortgage Opportunities Fund Institutional Class	1.18%	3.29%	7.45%
PIMCO Mortgage Opportunities Fund Class P	1.13%	3.18%	7.34%
PIMCO Mortgage Opportunities Fund Class D	0.98%	2.88%	7.02%
PIMCO Mortgage Opportunities Fund Class A	0.98%	2.88%	7.01%
PIMCO Mortgage Opportunities Fund Class A (adjusted)	-2.77%	-0.96%	5.63%
PIMCO Mortgage Opportunities Fund Class C	0.60%	2.11%	6.22%
PIMCO Mortgage Opportunities Fund Class C (adjusted)	-0.39%	1.11%	6.22%
3 Month USD LIBOR Index	0.14%	0.26%	0.27%
Lipper Absolute Return Funds Average	-3.81%	-1.98%	2.22%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 10/31/2012.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.61% for Institutional Class shares, 0.71% for Class P shares, 1.01% for Class D shares, 1.01% for Class A shares and 1.76% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Mortgage Opportunities Fund seeks maximum long-term return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities (“MBS”) and private label residential and commercial MBS, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The remainder of the Fund’s assets may be invested in other types of “Fixed Income Instruments,” which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities.

Fund Insights

»	Yield curve positioning positively contributed to performance, as the Fund had positive curve duration and was positioned to benefit as the yield curve steepened over the reporting period.

»	Exposure to non-agency MBS positively contributed to performance, as these securities generally posted positive total returns during the reporting period.

»	Agency collateralized mortgage obligation (“CMO”) positions benefited performance, as agency CMOs outperformed like-duration U.S. Treasuries during the reporting period.

»	Short agency MBS positions benefited performance, as the agency MBS sector underperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to collateralized loan obligations benefited performance, as the sector outperformed during the reporting period.

»	Commercial MBS positions detracted from performance, as the sector underperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to European asset-backed securities detracted from performance, as the sector underperformed during the reporting period.

»	Mortgage real estate investment trust positions detracted from performance, as the sector underperformed during the reporting period.

12	PIMCO BOND FUNDS

PIMCO Total Return Fund II

Institutional Class - PMBIX	Administrative Class - PRADX
Class P - PMTPX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Government Agencies	42.1%
U.S. Treasury Obligations	22.2%
Corporate Bonds & Notes	15.4%
Mortgage-Backed Securities	13.2%
Short-Term Instruments‡	0.3%
Other	6.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	-1.64%	1.05%	2.61%	5.28%	6.42%
PIMCO Total Return Fund II Class P	-1.69%	0.95%	2.51%	5.18%	6.32%
PIMCO Total Return Fund II Administrative Class	-1.76%	0.80%	2.35%	5.02%	6.16%
Barclays U.S. Aggregate Index	-0.47%	2.94%	3.10%	4.64%	5.85%
Lipper Core Plus Bond Funds Average	-1.86%	0.82%	3.51%	4.74%	5.95%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares and 0.75% for Administrative Class shares.

Investment Objective and Strategy Overview

»

The PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality.

Fund Insights

»	An underweight in investment grade corporate credits positively contributed to performance, as spreads widened during the reporting period.

»	Exposure to non-agency mortgage-backed securities benefited performance, as the total returns from the holdings were positive during the reporting period.

»

U.S. interest rate strategies detracted from performance, particularly duration, yield curve positioning and instrument selection, as the yield curve steepened and U.S. dollar swaps outperformed U.S. Treasuries during the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

PIMCO Total Return Fund III

Institutional Class - PTSAX	Administrative Class - PRFAX
Class P - PRAPX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Government Agencies	32.7%
U.S. Treasury Obligations	29.1%
Corporate Bonds & Notes	18.2%
Sovereign Issues	6.2%
Mortgage-Backed Securities	5.3%
Short-Term Instruments‡	1.2%
Other	7.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return Fund III Institutional Class	-2.07%	1.32%	2.91%	5.49%	7.05%
PIMCO Total Return Fund III Class P	-2.12%	1.20%	2.80%	5.39%	6.95%
PIMCO Total Return Fund III Administrative Class	-2.20%	1.05%	2.65%	5.23%	6.78%
Barclays U.S. Aggregate Index	-0.47%	2.94%	3.10%	4.64%	6.15%
Lipper Core Plus Bond Funds Average	-1.86%	0.82%	3.51%	4.74%	6.21%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1991.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.51% for Institutional Class shares, 0.61% for Class P shares and 0.76% for Administrative Class shares.

Investment Objective and Strategy Overview

»

The PIMCO Total Return Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight in investment grade corporate credits positively contributed to performance, as spreads widened during the reporting period.

»

Long dollar positions versus a basket of emerging market currencies, particularly the Brazilian real, benefited performance, as the currency depreciated relative to the U.S. dollar during the reporting period.

»	Select positions in non-agency mortgage-backed securities benefited performance, as total returns from the holdings were positive during the reporting period.

»

U.S. interest rate strategies detracted from performance, particularly duration, yield curve positioning and instrument selection, as the yield curve steepened and U.S. dollar swaps outperformed U.S. Treasuries during the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined over the reporting period.

»	Duration (or sensitivity to changes in market interest rates) exposure in Germany detracted from performance, as rates rose and the yield curve steepened during the reporting period.

14	PIMCO BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Extended Duration Fund
Institutional Class	$1,000.00	$916.40	$2.54	$1,000.00	$1,022.35	$2.68	0.53%
Class P	1,000.00	916.00	3.02	1,000.00	1,021.85	3.18	0.63
PIMCO GNMA Fund
Institutional Class	$1,000.00	$1,003.10	$2.50	$1,000.00	$1,022.50	$2.53	0.50%
Class P	1,000.00	1,002.60	3.00	1,000.00	1,022.00	3.03	0.60
Class D	1,000.00	1,001.10	4.50	1,000.00	1,020.50	4.55	0.90
Class A	1,000.00	1,001.10	4.50	1,000.00	1,020.50	4.55	0.90
Class C	1,000.00	997.30	8.24	1,000.00	1,016.75	8.32	1.65
PIMCO Long Duration Total Return Fund
Institutional Class	$1,000.00	$944.50	$2.63	$1,000.00	$1,022.30	$2.73	0.54%
Class P	1,000.00	944.10	3.11	1,000.00	1,021.80	3.23	0.64
Class D	1,000.00	942.70	4.57	1,000.00	1,020.30	4.75	0.94

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Long-Term U.S. Government Fund
Institutional Class	$1,000.00	$961.50	$2.62	$1,000.00	$1,022.33	$2.70	0.535%
Class P	1,000.00	961.00	3.11	1,000.00	1,021.83	3.21	0.635
Administrative Class	1,000.00	960.30	3.85	1,000.00	1,021.08	3.97	0.785
Class D	1,000.00	959.60	4.58	1,000.00	1,020.33	4.72	0.935
Class A	1,000.00	959.80	4.34	1,000.00	1,020.58	4.47	0.885
Class C	1,000.00	956.20	8.00	1,000.00	1,016.83	8.24	1.635
PIMCO Moderate Duration Fund
Institutional Class	$1,000.00	$989.30	$2.39	$1,000.00	$1,022.60	$2.43	0.48%
Class P	1,000.00	988.80	2.88	1,000.00	1,022.10	2.93	0.58
Administrative Class(a)	1,000.00	988.00	1.31	1,000.00	1,007.70	1.32	0.73
PIMCO Mortgage-Backed Securities Fund
Institutional Class	$1,000.00	$1,008.20	$2.51	$1,000.00	$1,022.50	$2.53	0.50%
Class P	1,000.00	1,007.70	3.01	1,000.00	1,022.00	3.03	0.60
Administrative Class	1,000.00	1,007.00	3.76	1,000.00	1,021.25	3.79	0.75
Class D	1,000.00	1,006.20	4.51	1,000.00	1,020.50	4.55	0.90
Class A	1,000.00	1,006.20	4.51	1,000.00	1,020.50	4.55	0.90
Class C	1,000.00	1,002.50	8.26	1,000.00	1,016.75	8.32	1.65
PIMCO Mortgage Opportunities Fund
Institutional Class	$1,000.00	$1,011.80	$3.42	$1,000.00	$1,021.60	$3.44	0.68%
Class P	1,000.00	1,011.30	3.92	1,000.00	1,021.10	3.94	0.78
Class D	1,000.00	1,009.80	5.43	1,000.00	1,019.60	5.45	1.08
Class A	1,000.00	1,009.80	5.43	1,000.00	1,019.60	5.45	1.08
Class C	1,000.00	1,006.00	9.18	1,000.00	1,015.85	9.22	1.83
PIMCO Total Return Fund II
Institutional Class	$1,000.00	$983.60	$2.68	$1,000.00	$1,022.30	$2.73	0.54%
Class P	1,000.00	983.10	3.17	1,000.00	1,021.80	3.23	0.64
Administrative Class	1,000.00	982.40	3.92	1,000.00	1,021.05	3.99	0.79
PIMCO Total Return Fund III
Institutional Class	$1,000.00	$979.30	$2.67	$1,000.00	$1,022.30	$2.73	0.54%
Class P	1,000.00	978.80	3.17	1,000.00	1,021.80	3.23	0.64
Administrative Class	1,000.00	978.00	3.91	1,000.00	1,021.05	3.99	0.79

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

(a) The beginning value is reflective as of 07/24/15 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class, multiplied by the average account value over the period, multiplied by 66/366 for the Administrative Class shares of the PIMCO Moderate Duration Fund (to reflect the period since inception date of 07/24/15). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal year.

16	PIMCO BOND FUNDS

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Barclays GNMA Index	Barclays GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index.

Barclays Intermediate Government/Credit Index	Barclays Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Government/Credit Index	Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index.

Barclays Long-Term Treasury Index	Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Barclays U.S. MBS Fixed Rate Index	Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index.

Citi STRIPS Index, 20+ Year Sub-Index	Citi STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citi U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital		Total Distributions (b)

PIMCO Extended Duration Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.02	$0.12		$(0.88)	$(0.76)	$(0.10)	$0.00	$0.00		$(0.10)
03/31/2015	6.76	0.22		2.24	2.46	(0.20)	0.00	0.00		(0.20)
03/31/2014	7.82	0.22		(0.79)	(0.57)	(0.22)	(0.27)	0.00		(0.49)
03/31/2013	9.59	0.27		0.87	1.14	(0.26)	(2.65)	0.00		(2.91)
03/31/2012	7.49	0.32		2.96	3.28	(0.31)	(0.87)	0.00		(1.18)
03/31/2011	7.39	0.33		0.39	0.72	(0.32)	(0.30)	0.00		(0.62)
Class P
04/01/2015 - 09/30/2015+	9.02	0.11		(0.87)	(0.76)	(0.10)	0.00	0.00		(0.10)
03/31/2015	6.76	0.21		2.25	2.46	(0.20)	0.00	0.00		(0.20)
03/31/2014	7.82	0.21		(0.79)	(0.58)	(0.21)	(0.27)	0.00		(0.48)
03/31/2013	9.59	0.27		0.86	1.13	(0.25)	(2.65)	0.00		(2.90)
03/31/2012	7.49	0.30		2.97	3.27	(0.30)	(0.87)	0.00		(1.17)
03/31/2011	7.39	0.32		0.39	0.71	(0.31)	(0.30)	0.00		(0.61)

PIMCO GNMA Fund
Institutional Class
04/01/2015 - 09/30/2015+	$11.41	$0.08		$(0.05)	$0.03	$(0.12)	$0.00	$0.00		$(0.12)
03/31/2015	11.12	0.20		0.33	0.53	(0.24)	0.00	0.00		(0.24)
03/31/2014	11.54	0.18		(0.23)	(0.05)	(0.35)	(0.02)	(0.00	)^	(0.37)
03/31/2013	11.75	0.13		0.17	0.30	(0.33)	(0.18)	0.00		(0.51)
03/31/2012	11.42	0.21		0.72	0.93	(0.26)	(0.34)	0.00		(0.60)
03/31/2011	11.62	0.26		0.42	0.68	(0.27)	(0.61)	0.00		(0.88)
Class P
04/01/2015 - 09/30/2015+	11.41	0.08		(0.05)	0.03	(0.12)	0.00	0.00		(0.12)
03/31/2015	11.12	0.20		0.32	0.52	(0.23)	0.00	0.00		(0.23)
03/31/2014	11.54	0.16		(0.22)	(0.06)	(0.34)	(0.02)	(0.00	)^	(0.36)
03/31/2013	11.75	0.12		0.17	0.29	(0.32)	(0.18)	0.00		(0.50)
03/31/2012	11.42	0.20		0.72	0.92	(0.25)	(0.34)	0.00		(0.59)
03/31/2011	11.62	0.25		0.42	0.67	(0.26)	(0.61)	0.00		(0.87)
Class D
04/01/2015 - 09/30/2015+	11.41	0.06		(0.05)	0.01	(0.10)	0.00	0.00		(0.10)
03/31/2015	11.12	0.15		0.34	0.49	(0.20)	0.00	0.00		(0.20)
03/31/2014	11.54	0.13		(0.23)	(0.10)	(0.30)	(0.02)	(0.00	)^	(0.32)
03/31/2013	11.75	0.09		0.16	0.25	(0.28)	(0.18)	0.00		(0.46)
03/31/2012	11.42	0.16		0.72	0.88	(0.21)	(0.34)	0.00		(0.55)
03/31/2011	11.62	0.22		0.41	0.63	(0.22)	(0.61)	0.00		(0.83)
Class A
04/01/2015 - 09/30/2015+	11.41	0.06		(0.05)	0.01	(0.10)	0.00	0.00		(0.10)
03/31/2015	11.12	0.15		0.34	0.49	(0.20)	0.00	0.00		(0.20)
03/31/2014	11.54	0.13		(0.23)	(0.10)	(0.30)	(0.02)	(0.00	)^	(0.32)
03/31/2013	11.75	0.09		0.16	0.25	(0.28)	(0.18)	0.00		(0.46)
03/31/2012	11.42	0.16		0.72	0.88	(0.21)	(0.34)	0.00		(0.55)
03/31/2011	11.62	0.21		0.42	0.63	(0.22)	(0.61)	0.00		(0.83)
Class C
04/01/2015 - 09/30/2015+	11.41	0.02		(0.05)	(0.03)	(0.06)	0.00	0.00		(0.06)
03/31/2015	11.12	0.07		0.33	0.40	(0.11)	0.00	0.00		(0.11)
03/31/2014	11.54	0.05		(0.23)	(0.18)	(0.22)	(0.02)	(0.00	)^	(0.24)
03/31/2013	11.75	0.00	^	0.16	0.16	(0.19)	(0.18)	0.00		(0.37)
03/31/2012	11.42	0.08		0.72	0.80	(0.13)	(0.34)	0.00		(0.47)
03/31/2011	11.62	0.13		0.41	0.54	(0.13)	(0.61)	0.00		(0.74)

PIMCO Long Duration Total Return Fund
Institutional Class
04/01/2015 - 09/30/2015+	$12.30	$0.25		$(0.93)	$(0.68)	$(0.25)	$0.00	$0.00		$(0.25)
03/31/2015	11.07	0.48		1.21	1.69	(0.46)	0.00	0.00		(0.46)
03/31/2014	11.83	0.45		(0.64)	(0.19)	(0.44)	(0.13)	0.00		(0.57)
03/31/2013	11.54	0.47		0.72	1.19	(0.44)	(0.46)	0.00		(0.90)
03/31/2012	10.75	0.50		1.29	1.79	(0.49)	(0.51)	0.00		(1.00)
03/31/2011	10.72	0.53		0.46	0.99	(0.59)	(0.37)	0.00		(0.96)

Please see footnotes on page 26.

18	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$8.16	(8.36)%	$254,935	0.53	%*	0.53	%*	0.50	%*	0.50	%*	2.89	%*	31%
9.02	36.91	394,852	0.51		0.51		0.50		0.50		2.80		68
6.76	(6.84)	249,671	0.51		0.51		0.50		0.50		3.22		89
7.82	10.35	251,318	0.54		0.54		0.50		0.50		2.69		113
9.59	43.47	305,425	0.50		0.50		0.50		0.50		3.41		355
7.49	9.48	381,563	0.51		0.51		0.50		0.50		3.94		412

8.16	(8.40)	29,988	0.63	*	0.63	*	0.60	*	0.60	*	2.79	*	31
9.02	36.78	25,862	0.61		0.61		0.60		0.60		2.69		68
6.76	(6.93)	27,454	0.61		0.61		0.60		0.60		3.12		89
7.82	10.24	16,320	0.64		0.64		0.60		0.60		2.55		113
9.59	43.33	73,634	0.60		0.60		0.60		0.60		3.12		355
7.49	9.37	1,016	0.61		0.61		0.60		0.60		3.82		412

$11.32	0.31%	$312,317	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.44	%*	805%
11.41	4.85	314,908	0.50		0.50		0.50		0.50		1.79		1,880
11.12	(0.45)	302,964	0.50		0.50		0.50		0.50		1.59		1,212
11.54	2.59	486,148	0.51		0.51		0.50		0.50		1.14		1,502
11.75	8.27	660,966	0.50		0.50		0.50		0.50		1.77		2,397
11.42	5.88	391,519	0.51		0.51		0.50		0.50		2.21		1,990

11.32	0.26	81,915	0.60	*	0.60	*	0.60	*	0.60	*	1.39	*	805
11.41	4.74	59,958	0.60		0.60		0.60		0.60		1.73		1,880
11.12	(0.55)	53,095	0.60		0.60		0.60		0.60		1.47		1,212
11.54	2.49	110,566	0.61		0.61		0.60		0.60		1.05		1,502
11.75	8.16	114,939	0.60		0.60		0.60		0.60		1.66		2,397
11.42	5.78	62,198	0.61		0.61		0.60		0.60		2.14		1,990

11.32	0.11	98,239	0.90	*	0.90	*	0.90	*	0.90	*	1.04	*	805
11.41	4.43	104,653	0.90		0.90		0.90		0.90		1.37		1,880
11.12	(0.85)	121,340	0.90		0.90		0.90		0.90		1.17		1,212
11.54	2.18	219,259	0.91		0.91		0.90		0.90		0.74		1,502
11.75	7.84	295,028	0.90		0.90		0.90		0.90		1.38		2,397
11.42	5.46	147,172	0.91		0.91		0.90		0.90		1.82		1,990

11.32	0.11	236,037	0.90	*	0.90	*	0.90	*	0.90	*	1.03	*	805
11.41	4.43	265,934	0.90		0.90		0.90		0.90		1.37		1,880
11.12	(0.85)	334,991	0.90		0.90		0.90		0.90		1.20		1,212
11.54	2.18	583,927	0.91		0.91		0.90		0.90		0.75		1,502
11.75	7.84	706,763	0.90		0.90		0.90		0.90		1.39		2,397
11.42	5.46	474,744	0.91		0.91		0.90		0.90		1.82		1,990

11.32	(0.27)	102,102	1.65	*	1.65	*	1.65	*	1.65	*	0.29	*	805
11.41	3.65	109,530	1.65		1.65		1.65		1.65		0.62		1,880
11.12	(1.58)	137,233	1.65		1.65		1.65		1.65		0.42		1,212
11.54	1.42	275,788	1.66		1.66		1.65		1.65		0.01		1,502
11.75	7.03	289,101	1.65		1.65		1.65		1.65		0.66		2,397
11.42	4.68	225,520	1.66		1.66		1.65		1.65		1.06		1,990

$11.37	(5.55)%	$3,904,513	0.54	%*	0.54	%*	0.50	%*	0.50	%*	4.37	%*	31%
12.30	15.52	4,376,514	0.52		0.52		0.50		0.50		4.09		76
11.07	(1.46)	4,704,179	0.51		0.51		0.50		0.50		4.12		70
11.83	10.36	6,669,123	0.53		0.53		0.50		0.50		3.86		81
11.54	16.91	5,815,733	0.50		0.50		0.50		0.50		4.33		219
10.75	9.31	5,130,906	0.51		0.51		0.50		0.50		4.71		240

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Long Duration Total Return Fund (Cont.)
Class P
04/01/2015 - 09/30/2015+	$12.30	$0.25	$(0.94)	$(0.69)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2015	11.07	0.47	1.21	1.68	(0.45)	0.00	0.00	(0.45)
03/31/2014	11.83	0.44	(0.64)	(0.20)	(0.43)	(0.13)	0.00	(0.56)
03/31/2013	11.54	0.46	0.72	1.18	(0.43)	(0.46)	0.00	(0.89)
03/31/2012	10.75	0.49	1.29	1.78	(0.48)	(0.51)	0.00	(0.99)
03/31/2011	10.72	0.51	0.47	0.98	(0.58)	(0.37)	0.00	(0.95)
Class D
04/01/2015 - 09/30/2015+	12.30	0.23	(0.93)	(0.70)	(0.23)	0.00	0.00	(0.23)
10/31/2014 - 03/31/2015	11.73	0.20	0.55	0.75	(0.18)	0.00	0.00	(0.18)

PIMCO Long-Term U.S. Government Fund
Institutional Class
04/01/2015 - 09/30/2015+	$11.49	$0.18	$(0.62)	$(0.44)	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2015	9.79	0.30	1.67	1.97	(0.27)	0.00	0.00	(0.27)
03/31/2014	10.78	0.29	(0.81)	(0.52)	(0.29)	(0.18)	0.00	(0.47)
03/31/2013	10.89	0.30	0.65	0.95	(0.29)	(0.77)	0.00	(1.06)
03/31/2012	10.39	0.36	1.97	2.33	(0.36)	(1.47)	0.00	(1.83)
03/31/2011	10.79	0.43	0.56	0.99	(0.46)	(0.93)	0.00	(1.39)
Class P
04/01/2015 - 09/30/2015+	11.49	0.18	(0.63)	(0.45)	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.79	0.29	1.67	1.96	(0.26)	0.00	0.00	(0.26)
03/31/2014	10.78	0.29	(0.82)	(0.53)	(0.28)	(0.18)	0.00	(0.46)
03/31/2013	10.89	0.30	0.64	0.94	(0.28)	(0.77)	0.00	(1.05)
03/31/2012	10.39	0.35	1.97	2.32	(0.35)	(1.47)	0.00	(1.82)
03/31/2011	10.79	0.41	0.57	0.98	(0.45)	(0.93)	0.00	(1.38)
Administrative Class
04/01/2015 - 09/30/2015+	11.49	0.17	(0.63)	(0.46)	(0.14)	0.00	0.00	(0.14)
03/31/2015	9.79	0.28	1.66	1.94	(0.24)	0.00	0.00	(0.24)
03/31/2014	10.78	0.27	(0.82)	(0.55)	(0.26)	(0.18)	0.00	(0.44)
03/31/2013	10.89	0.28	0.64	0.92	(0.26)	(0.77)	0.00	(1.03)
03/31/2012	10.39	0.33	1.97	2.30	(0.33)	(1.47)	0.00	(1.80)
03/31/2011	10.79	0.40	0.56	0.96	(0.43)	(0.93)	0.00	(1.36)
Class D
04/01/2015 - 09/30/2015+	11.49	0.16	(0.63)	(0.47)	(0.13)	0.00	0.00	(0.13)
10/31/2014 - 03/31/2015	10.61	0.11	0.85	0.96	(0.08)	0.00	0.00	(0.08)
Class A
04/01/2015 - 09/30/2015+	11.49	0.17	(0.63)	(0.46)	(0.14)	0.00	0.00	(0.14)
03/31/2015	9.79	0.26	1.67	1.93	(0.23)	0.00	0.00	(0.23)
03/31/2014	10.78	0.26	(0.82)	(0.56)	(0.25)	(0.18)	0.00	(0.43)
03/31/2013	10.89	0.26	0.65	0.91	(0.25)	(0.77)	0.00	(1.02)
03/31/2012	10.39	0.32	1.97	2.29	(0.32)	(1.47)	0.00	(1.79)
03/31/2011	10.79	0.38	0.56	0.94	(0.41)	(0.93)	0.00	(1.34)
Class C
04/01/2015 - 09/30/2015+	11.49	0.13	(0.63)	(0.50)	(0.10)	0.00	0.00	(0.10)
03/31/2015	9.79	0.18	1.67	1.85	(0.15)	0.00	0.00	(0.15)
03/31/2014	10.78	0.18	(0.81)	(0.63)	(0.18)	(0.18)	0.00	(0.36)
03/31/2013	10.89	0.18	0.64	0.82	(0.16)	(0.77)	0.00	(0.93)
03/31/2012	10.39	0.23	1.98	2.21	(0.24)	(1.47)	0.00	(1.71)
03/31/2011	10.79	0.29	0.57	0.86	(0.33)	(0.93)	0.00	(1.26)

PIMCO Moderate Duration Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.53	$0.16	$(0.27)	$(0.11)	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2015	10.63	0.20	0.19	0.39	(0.35)	(0.14)	0.00	(0.49)
03/31/2014	10.89	0.17	(0.14)	0.03	(0.20)	(0.09)	0.00	(0.29)
03/31/2013	10.74	0.23	0.49	0.72	(0.32)	(0.25)	0.00	(0.57)
03/31/2012	10.69	0.23	0.25	0.48	(0.26)	(0.17)	0.00	(0.43)
03/31/2011	10.73	0.27	0.44	0.71	(0.32)	(0.43)	0.00	(0.75)

Please see footnotes on page 26.

20	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$11.37	(5.59)%	$18,541	0.64	%*	0.64	%*	0.60	%*	0.60	%*	4.27	%*	31%
12.30	15.40	19,954	0.62		0.62		0.60		0.60		4.00		76
11.07	(1.56)	12,376	0.61		0.61		0.60		0.60		4.02		70
11.83	10.25	21,240	0.63		0.63		0.60		0.60		3.75		81
11.54	16.79	12,896	0.60		0.60		0.60		0.60		4.20		219
10.75	9.21	6,894	0.61		0.61		0.60		0.60		4.58		240

11.37	(5.73)	5,523	0.94	*	0.94	*	0.90	*	0.90	*	3.96	*	31
12.30	6.37	9,164	0.92	*	0.92	*	0.90	*	0.90	*	3.75	*	76

$10.89	(3.85)%	$498,235	0.535	%*	0.535	%*	0.475	%*	0.475	%*	3.42	%*	49%
11.49	20.35	318,988	0.495		0.495		0.475		0.475		2.77		244
9.79	(4.67)	523,326	0.485		0.485		0.475		0.475		2.89		100
10.78	8.49	1,546,068	0.505		0.505		0.475		0.475		2.63		143
10.89	22.39	812,883	0.485		0.485		0.475		0.475		3.14		426
10.39	9.13	443,715	0.485		0.485		0.475		0.475		3.78		363

10.89	(3.90)	83,964	0.635	*	0.635	*	0.575	*	0.575	*	3.31	*	49
11.49	20.23	81,521	0.595		0.595		0.575		0.575		2.73		244
9.79	(4.77)	73,906	0.585		0.585		0.575		0.575		3.00		100
10.78	8.38	40,134	0.605		0.605		0.575		0.575		2.52		143
10.89	22.27	403,440	0.585		0.585		0.575		0.575		3.03		426
10.39	9.03	57,226	0.585		0.585		0.575		0.575		3.61		363

10.89	(3.97)	45,645	0.785	*	0.785	*	0.725	*	0.725	*	3.17	*	49
11.49	20.05	54,522	0.745		0.745		0.725		0.725		2.60		244
9.79	(4.91)	51,473	0.735		0.735		0.725		0.725		2.74		100
10.78	8.26	66,872	0.755		0.755		0.725		0.725		2.39		143
10.89	22.09	70,022	0.735		0.735		0.725		0.725		2.87		426
10.39	8.86	73,068	0.735		0.735		0.725		0.725		3.46		363

10.89	(4.04)	6,579	0.935	*	0.935	*	0.875	*	0.875	*	2.96	*	49
11.49	9.07	1,286	0.895	*	0.895	*	0.875	*	0.875	*	1.91	*	244

10.89	(4.02)	197,713	0.885	*	0.885	*	0.825	*	0.825	*	3.06	*	49
11.49	19.93	198,176	0.845		0.845		0.825		0.825		2.49		244
9.79	(5.01)	175,700	0.835		0.835		0.825		0.825		2.63		100
10.78	8.11	208,077	0.855		0.855		0.825		0.825		2.26		143
10.89	21.96	228,297	0.835	(c)	0.835	(c)	0.825	(c)	0.825	(c)	2.76		426
10.39	8.70	192,776	0.885		0.885		0.875		0.875		3.33		363

10.89	(4.38)	28,370	1.635	*	1.635	*	1.575	*	1.575	*	2.32	*	49
11.49	19.05	35,839	1.595		1.595		1.575		1.575		1.73		244
9.79	(5.71)	25,865	1.585		1.585		1.575		1.575		1.82		100
10.78	7.31	68,538	1.605		1.605		1.575		1.575		1.52		143
10.89	21.06	64,297	1.585	(c)	1.585	(c)	1.575	(c)	1.575	(c)	1.99		426
10.39	7.90	48,209	1.635		1.635		1.625		1.625		2.58		363

$10.25	(1.07)%	$1,573,519	0.48	%*	0.48	%*	0.46	%*	0.46	%*	3.13	%*	92%
10.53	3.75	1,709,990	0.46		0.46		0.46		0.46		1.85		254
10.63	0.31	2,433,490	0.46		0.46		0.46		0.46		1.56		237
10.89	6.84	2,666,070	0.46		0.46		0.46		0.46		2.08		373
10.74	4.54	2,505,387	0.46		0.46		0.46		0.46		2.17		391
10.69	6.68	2,333,258	0.46		0.46		0.46		0.46		2.52		325

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Moderate Duration Fund (Cont.)
Class P
04/01/2015 - 09/30/2015+	$10.53	$0.16	$(0.28)	$(0.12)	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2015	10.63	0.19	0.19	0.38	(0.34)	(0.14)	0.00	(0.48)
03/31/2014	10.89	0.16	(0.14)	0.02	(0.19)	(0.09)	0.00	(0.28)
03/31/2013	10.74	0.22	0.49	0.71	(0.31)	(0.25)	0.00	(0.56)
03/31/2012	10.69	0.22	0.25	0.47	(0.25)	(0.17)	0.00	(0.42)
03/31/2011	10.73	0.27	0.43	0.70	(0.31)	(0.43)	0.00	(0.74)
Administrative Class
07/27/2015 - 09/30/2015+	10.39	0.05	(0.14)	(0.09)	(0.05)	0.00	0.00	(0.05)

PIMCO Mortgage-Backed Securities Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.57	$0.08	$0.01	$0.09	$(0.12)	$0.00	$0.00	$(0.12)
03/31/2015	10.29	0.20	0.36	0.56	(0.27)	0.00	(0.01)	(0.28)
03/31/2014	10.58	0.13	(0.11)	0.02	(0.24)	(0.05)	(0.02)	(0.31)
03/31/2013	10.66	0.10	0.31	0.41	(0.37)	(0.12)	0.00	(0.49)
03/31/2012	10.62	0.24	0.41	0.65	(0.30)	(0.31)	0.00	(0.61)
03/31/2011	10.74	0.31	0.31	0.62	(0.34)	(0.40)	0.00	(0.74)
Class P
04/01/2015 - 09/30/2015+	10.57	0.08	0.00	0.08	(0.11)	0.00	0.00	(0.11)
03/31/2015	10.29	0.19	0.36	0.55	(0.26)	0.00	(0.01)	(0.27)
03/31/2014	10.58	0.11	(0.10)	0.01	(0.23)	(0.05)	(0.02)	(0.30)
03/31/2013	10.66	0.10	0.30	0.40	(0.36)	(0.12)	0.00	(0.48)
03/31/2012	10.62	0.22	0.41	0.63	(0.28)	(0.31)	0.00	(0.59)
03/31/2011	10.74	0.30	0.31	0.61	(0.33)	(0.40)	0.00	(0.73)
Administrative Class
04/01/2015 - 09/30/2015+	10.57	0.07	0.00	0.07	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.29	0.17	0.36	0.53	(0.24)	0.00	(0.01)	(0.25)
03/31/2014	10.58	0.12	(0.12)	0.00	(0.22)	(0.05)	(0.02)	(0.29)
03/31/2013	10.66	0.09	0.30	0.39	(0.35)	(0.12)	0.00	(0.47)
03/31/2012	10.62	0.22	0.40	0.62	(0.27)	(0.31)	0.00	(0.58)
03/31/2011	10.74	0.28	0.31	0.59	(0.31)	(0.40)	0.00	(0.71)
Class D
04/01/2015 - 09/30/2015+	10.57	0.06	0.01	0.07	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.29	0.16	0.36	0.52	(0.23)	0.00	(0.01)	(0.24)
03/31/2014	10.58	0.10	(0.12)	(0.02)	(0.20)	(0.05)	(0.02)	(0.27)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
Class A
04/01/2015 - 09/30/2015+	10.57	0.06	0.01	0.07	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.29	0.16	0.36	0.52	(0.23)	0.00	(0.01)	(0.24)
03/31/2014	10.58	0.10	(0.12)	(0.02)	(0.20)	(0.05)	(0.02)	(0.27)
03/31/2013	10.66	0.07	0.30	0.37	(0.33)	(0.12)	0.00	(0.45)
03/31/2012	10.62	0.20	0.40	0.60	(0.25)	(0.31)	0.00	(0.56)
03/31/2011	10.74	0.27	0.30	0.57	(0.29)	(0.40)	0.00	(0.69)
Class C
04/01/2015 - 09/30/2015+	10.57	0.02	0.01	0.03	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.29	0.08	0.36	0.44	(0.15)	0.00	(0.01)	(0.16)
03/31/2014	10.58	0.02	(0.11)	(0.09)	(0.13)	(0.05)	(0.02)	(0.20)
03/31/2013	10.66	(0.02)	0.31	0.29	(0.25)	(0.12)	0.00	(0.37)
03/31/2012	10.62	0.12	0.40	0.52	(0.17)	(0.31)	0.00	(0.48)
03/31/2011	10.74	0.19	0.30	0.49	(0.21)	(0.40)	0.00	(0.61)

PIMCO Mortgage Opportunities Fund
Institutional Class
04/01/2015 - 09/30/2015+	$11.15	$0.19	$(0.06)	$0.13	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2015	11.06	0.35	0.14	0.49	(0.40)	0.00	0.00	(0.40)
03/31/2014	11.13	0.39	0.00	0.39	(0.44)	(0.02)	0.00	(0.46)
10/22/2012 - 03/31/2013	10.00	0.14	1.14	1.28	(0.15)	0.00	0.00	(0.15)

Please see footnotes on page 26.

22	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$10.25	(1.12)%	$7,013	0.58	%*	0.58	%*	0.56	%*	0.56	%*	3.01	%*	92%
10.53	3.65	5,285	0.56		0.56		0.56		0.56		1.79		254
10.63	0.20	13,298	0.56		0.56		0.56		0.56		1.51		237
10.89	6.73	31,824	0.56		0.56		0.56		0.56		2.00		373
10.74	4.44	36,425	0.56		0.56		0.56		0.56		2.08		391
10.69	6.57	826	0.56		0.56		0.56		0.56		2.54		325

10.25	(0.83)	8,667	0.73	*	0.73	*	0.71	*	0.71	*	2.67	*	92

$10.54	0.82%	$108,607	0.50	%*	0.50	%*	0.50	%*	0.50	%*	1.53	%*	938%
10.57	5.49	103,968	0.50		0.50		0.50		0.50		1.90		1,501
10.29	0.23	111,544	0.50		0.50		0.50		0.50		1.29		1,021
10.58	3.93	252,445	0.50		0.50		0.50		0.50		0.96		1,226
10.66	6.27	197,818	0.50		0.50		0.50		0.50		2.24		1,322
10.62	5.82	192,699	0.50		0.50		0.50		0.50		2.85		966

10.54	0.77	8,849	0.60	*	0.60	*	0.60	*	0.60	*	1.43	*	938
10.57	5.38	8,150	0.60		0.60		0.60		0.60		1.82		1,501
10.29	0.12	8,679	0.60		0.60		0.60		0.60		1.09		1,021
10.58	3.82	36,644	0.60		0.60		0.60		0.60		0.89		1,226
10.66	6.17	42,441	0.60		0.60		0.60		0.60		2.04		1,322
10.62	5.72	28,103	0.60		0.60		0.60		0.60		2.74		966

10.54	0.70	15,411	0.75	*	0.75	*	0.75	*	0.75	*	1.29	*	938
10.57	5.22	13,760	0.75		0.75		0.75		0.75		1.63		1,501
10.29	(0.02)	35,186	0.75		0.75		0.75		0.75		1.19		1,021
10.58	3.67	42,414	0.75		0.75		0.75		0.75		0.81		1,226
10.66	6.01	72,356	0.75		0.75		0.75		0.75		2.00		1,322
10.62	5.56	72,665	0.75		0.75		0.75		0.75		2.61		966

10.54	0.62	47,351	0.90	*	0.90	*	0.90	*	0.90	*	1.14	*	938
10.57	5.07	37,068	0.90		0.90		0.90		0.90		1.52		1,501
10.29	(0.17)	55,106	0.90		0.90		0.90		0.90		0.96		1,021
10.58	3.51	86,378	0.90		0.90		0.90		0.90		0.62		1,226
10.66	5.85	107,224	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	95,938	0.90		0.90		0.90		0.90		2.45		966

10.54	0.62	28,155	0.90	*	0.90	*	0.90	*	0.90	*	1.12	*	938
10.57	5.07	28,247	0.90		0.90		0.90		0.90		1.52		1,501
10.29	(0.17)	38,798	0.90		0.90		0.90		0.90		0.93		1,021
10.58	3.51	77,316	0.90		0.90		0.90		0.90		0.61		1,226
10.66	5.85	87,646	0.90		0.90		0.90		0.90		1.85		1,322
10.62	5.40	97,366	0.90		0.90		0.90		0.90		2.45		966

10.54	0.25	10,440	1.65	*	1.65	*	1.65	*	1.65	*	0.38	*	938
10.57	4.28	11,110	1.65		1.65		1.65		1.65		0.77		1,501
10.29	(0.92)	13,782	1.65		1.65		1.65		1.65		0.23		1,021
10.58	2.75	22,257	1.65		1.65		1.65		1.65		(0.15)		1,226
10.66	5.06	25,629	1.65		1.65		1.65		1.65		1.11		1,322
10.62	4.62	29,681	1.65		1.65		1.65		1.65		1.72		966

$11.10	1.18%	$1,226,769	0.68	%*	0.68	%*	0.60	%*	0.60	%*	3.39	%*	538%
11.15	4.47	1,183,060	0.61		0.61		0.60		0.60		3.15		1,133
11.06	3.59	1,104,355	0.61		0.61		0.60		0.60		3.58		736
11.13	12.79	328,002	0.62	*	0.67	*	0.60	*	0.65	*	2.97	*	427

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Mortgage Opportunities Fund (Cont.)
Class P
04/01/2015 - 09/30/2015+	$11.15	$0.20	$(0.07)	$0.13	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2015	11.06	0.34	0.14	0.48	(0.39)	0.00	0.00	(0.39)
03/31/2014	11.13	0.34	0.04	0.38	(0.43)	(0.02)	0.00	(0.45)
10/22/2012 - 03/31/2013	10.00	0.15	1.12	1.27	(0.14)	0.00	0.00	(0.14)
Class D
04/01/2015 - 09/30/2015+	11.15	0.17	(0.06)	0.11	(0.16)	0.00	0.00	(0.16)
03/31/2015	11.06	0.31	0.13	0.44	(0.35)	0.00	0.00	(0.35)
03/31/2014	11.13	0.32	0.03	0.35	(0.40)	(0.02)	0.00	(0.42)
10/22/2012 - 03/31/2013	10.00	0.12	1.14	1.26	(0.13)	0.00	0.00	(0.13)
Class A
04/01/2015 - 09/30/2015+	11.15	0.17	(0.06)	0.11	(0.16)	0.00	0.00	(0.16)
03/31/2015	11.06	0.31	0.13	0.44	(0.35)	0.00	0.00	(0.35)
03/31/2014	11.13	0.34	0.01	0.35	(0.40)	(0.02)	0.00	(0.42)
10/22/2012 - 03/31/2013	10.00	0.14	1.12	1.26	(0.13)	0.00	0.00	(0.13)
Class C
04/01/2015 - 09/30/2015+	11.15	0.13	(0.06)	0.07	(0.12)	0.00	0.00	(0.12)
03/31/2015	11.06	0.23	0.13	0.36	(0.27)	0.00	0.00	(0.27)
03/31/2014	11.13	0.26	0.00	0.26	(0.31)	(0.02)	0.00	(0.33)
10/22/2012 - 03/31/2013	10.00	0.09	1.13	1.22	(0.09)	0.00	0.00	(0.09)

PIMCO Total Return Fund II
Institutional Class
04/01/2015 - 09/30/2015+	$10.30	$0.15	$(0.32)	$(0.17)	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2015	10.29	0.19	0.25	0.44	(0.25)	(0.18)	0.00	(0.43)
03/31/2014	10.65	0.20	(0.31)	(0.11)	(0.20)	(0.05)	0.00	(0.25)
03/31/2013	10.70	0.25	0.41	0.66	(0.26)	(0.45)	0.00	(0.71)
03/31/2012	10.37	0.27	0.34	0.61	(0.28)	0.00	0.00	(0.28)
03/31/2011	10.59	0.23	0.44	0.67	(0.25)	(0.63)	(0.01)	(0.89)
Class P
04/01/2015 - 09/30/2015+	10.30	0.15	(0.32)	(0.17)	(0.15)	0.00	0.00	(0.15)
03/31/2015	10.29	0.18	0.25	0.43	(0.24)	(0.18)	0.00	(0.42)
03/31/2014	10.65	0.19	(0.31)	(0.12)	(0.19)	(0.05)	0.00	(0.24)
03/31/2013	10.70	0.23	0.42	0.65	(0.25)	(0.45)	0.00	(0.70)
03/31/2012	10.37	0.26	0.34	0.60	(0.27)	0.00	0.00	(0.27)
03/31/2011	10.59	0.23	0.43	0.66	(0.24)	(0.63)	(0.01)	(0.88)
Administrative Class
04/01/2015 - 09/30/2015+	10.30	0.14	(0.32)	(0.18)	(0.14)	0.00	0.00	(0.14)
03/31/2015	10.29	0.17	0.24	0.41	(0.22)	(0.18)	0.00	(0.40)
03/31/2014	10.65	0.17	(0.31)	(0.14)	(0.17)	(0.05)	0.00	(0.22)
03/31/2013	10.70	0.22	0.42	0.64	(0.24)	(0.45)	0.00	(0.69)
03/31/2012	10.37	0.24	0.34	0.58	(0.25)	0.00	0.00	(0.25)
03/31/2011	10.59	0.21	0.43	0.64	(0.22)	(0.63)	(0.01)	(0.86)

PIMCO Total Return Fund III
Institutional Class
04/01/2015 - 09/30/2015+	$9.48	$0.18	$(0.38)	$(0.20)	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2015	9.46	0.19	0.34	0.53	(0.42)	(0.09)	0.00	(0.51)
03/31/2014	9.88	0.17	(0.29)	(0.12)	(0.19)	(0.11)	0.00	(0.30)
03/31/2013	9.76	0.23	0.47	0.70	(0.34)	(0.24)	0.00	(0.58)
03/31/2012	9.64	0.27	0.18	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.44	0.71	(0.30)	(0.55)	0.00	(0.85)
Class P
04/01/2015 - 09/30/2015+	9.48	0.17	(0.37)	(0.20)	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.46	0.18	0.33	0.51	(0.40)	(0.09)	0.00	(0.49)
03/31/2014	9.88	0.15	(0.28)	(0.13)	(0.18)	(0.11)	0.00	(0.29)
03/31/2013	9.76	0.22	0.47	0.69	(0.33)	(0.24)	0.00	(0.57)
03/31/2012	9.64	0.26	0.19	0.45	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.78	0.27	0.43	0.70	(0.29)	(0.55)	0.00	(0.84)

Please see footnotes on page 26.

24	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$11.10	1.13%	$293,415	0.78	%*	0.78	%*	0.70	%*	0.70	%*	3.52	%*	538%
11.15	4.36	90,964	0.71		0.71		0.70		0.70		3.05		1,133
11.06	3.49	11,550	0.71		0.71		0.70		0.70		3.05		736
11.13	12.74	11,097	0.72	*	0.77	*	0.70	*	0.75	*	3.01	*	427

11.10	0.98	59,326	1.08	*	1.08	*	1.00	*	1.00	*	3.08	*	538
11.15	4.05	35,899	1.01		1.01		1.00		1.00		2.74		1,133
11.06	3.18	34,083	1.01		1.01		1.00		1.00		2.88		736
11.13	12.59	42,136	1.02	*	1.07	*	1.00	*	1.05	*	2.38	*	427

11.10	0.98	26,520	1.08	*	1.08	*	1.00	*	1.00	*	3.01	*	538
11.15	4.05	19,566	1.01		1.01		1.00		1.00		2.78		1,133
11.06	3.18	19,063	1.01		1.01		1.00		1.00		3.11		736
11.13	12.57	4,653	1.02	*	1.07	*	1.00	*	1.05	*	2.79	*	427

11.10	0.60	19,453	1.83	*	1.83	*	1.75	*	1.75	*	2.29	*	538
11.15	3.28	9,313	1.76		1.76		1.75		1.75		2.03		1,133
11.06	2.40	4,922	1.76		1.76		1.75		1.75		2.33		736
11.13	12.23	2,007	1.77	*	1.82	*	1.75	*	1.80	*	1.82	*	427

$9.98	(1.64)%	$913,229	0.54	%*	0.54	%*	0.50	%*	0.50	%*	3.03	%*	253%
10.30	4.30	1,048,223	0.50		0.50		0.50		0.50		1.86		363
10.29	(1.05)	2,591,315	0.50		0.50		0.50		0.50		1.89		353
10.65	6.23	3,026,082	0.50		0.50		0.50		0.50		2.26		374
10.70	5.95	3,329,568	0.50		0.50		0.50		0.50		2.55		647
10.37	6.40	3,177,804	0.50		0.50		0.50		0.50		2.15		563

9.98	(1.69)	4,472	0.64	*	0.64	*	0.60	*	0.60	*	2.97	*	253
10.30	4.19	11,371	0.60		0.60		0.60		0.60		1.75		363
10.29	(1.15)	11,878	0.60		0.60		0.60		0.60		1.79		353
10.65	6.13	17,169	0.60		0.60		0.60		0.60		2.14		374
10.70	5.84	16,145	0.60		0.60		0.60		0.60		2.45		647
10.37	6.30	6,937	0.60		0.60		0.60		0.60		2.15		563

9.98	(1.76)	16,334	0.79	*	0.79	*	0.75	*	0.75	*	2.79	*	253
10.30	4.04	21,822	0.75		0.75		0.75		0.75		1.60		363
10.29	(1.30)	53,896	0.75		0.75		0.75		0.75		1.64		353
10.65	5.97	69,577	0.75		0.75		0.75		0.75		2.00		374
10.70	5.68	84,512	0.75		0.75		0.75		0.75		2.30		647
10.37	6.13	102,227	0.75		0.75		0.75		0.75		1.91		563

$9.11	(2.07)%	$974,614	0.54	%*	0.54	%*	0.50	%*	0.50	%*	3.78	%*	215%
9.48	5.68	1,142,618	0.51		0.51		0.50		0.50		2.00		291
9.46	(1.29)	2,989,171	0.50		0.50		0.50		0.50		1.73		316
9.88	7.19	3,853,810	0.50		0.50		0.50		0.50		2.34		376
9.76	4.81	3,582,497	0.50		0.50		0.50		0.50		2.78		522
9.64	7.40	3,147,867	0.50		0.50		0.50		0.50		2.73		377

9.11	(2.12)	45,411	0.64	*	0.64	*	0.60	*	0.60	*	3.68	*	215
9.48	5.56	51,653	0.61		0.61		0.60		0.60		1.92		291
9.46	(1.39)	113,883	0.60		0.60		0.60		0.60		1.61		316
9.88	7.08	111,523	0.60		0.60		0.60		0.60		2.20		376
9.76	4.71	66,045	0.60		0.60		0.60		0.60		2.68		522
9.64	7.29	54,539	0.60		0.60		0.60		0.60		2.69		377

Please see footnotes on page 26.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Total Return Fund III (Cont.)
Administrative Class
04/01/2015 - 09/30/2015+	$9.48	$0.17	$(0.38)	$(0.21)	$(0.16)	$0.00	$0.00	$(0.16)
03/31/2015	9.46	0.17	0.33	0.50	(0.39)	(0.09)	0.00	(0.48)
03/31/2014	9.88	0.14	(0.29)	(0.15)	(0.16)	(0.11)	0.00	(0.27)
03/31/2013	9.76	0.21	0.46	0.67	(0.31)	(0.24)	0.00	(0.55)
03/31/2012	9.64	0.24	0.19	0.43	(0.31)	0.00	0.00	(0.31)
03/31/2011	9.78	0.25	0.43	0.68	(0.27)	(0.55)	0.00	(0.82)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

26	PIMCO BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.11	(2.20)%	$56,831	0.79	%*	0.79	%*	0.75	%*	0.75	%*	3.56	%*	215%
9.48	5.40	90,842	0.76		0.76		0.75		0.75		1.76		291
9.46	(1.54)	113,748	0.75		0.75		0.75		0.75		1.47		316
9.88	6.93	119,239	0.75		0.75		0.75		0.75		2.09		376
9.76	4.55	101,645	0.75		0.75		0.75		0.75		2.53		522
9.64	7.14	101,711	0.75		0.75		0.75		0.75		2.51		377

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Assets:
Investments, at value
Investments in securities*	$300,742	$1,233,465	$4,346,248	$947,216
Investments in Affiliates	2,429	194,549	37,480	9,559
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	23	46	16
Over the counter	219	4	3,089	975
Cash	0	0	0	0
Deposits with counterparty	0	287	7,830	357
Foreign currency, at value	12	0	1,309	0
Receivable for investments sold~	0	532,491	21,072	1,040
Receivable for Fund shares sold	86	7,355	2,238	6,412
Interest and dividends receivable	119	2,144	42,274	6,729
Dividends receivable from Affiliates	0	78	4	3
Other assets	0	0	7	0
Total Assets	303,607	1,970,396	4,461,597	972,307

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$6,288	$0	$459,709	$63,531
Payable for sale-buyback transactions	11,933	0	27,612	29,838
Payable for short sales	0	288,080	21,097	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	3,987	771
Over the counter	263	1,889	4,292	785
Payable for investments purchased~	0	845,560	1,262	0
Payable for investments in Affiliates purchased	0	78	4	3
Deposits from counterparty	0	2,074	3,839	3,240
Payable for Fund shares redeemed	53	1,185	9,393	13,053
Dividends payable	32	124	224	147
Overdraft due to custodian	0	244	0	0
Accrued investment advisory fees	56	169	799	158
Accrued supervisory and administrative fees	59	229	801	201
Accrued distribution fees	0	84	1	28
Accrued servicing fees	0	70	0	46
Accrued reimbursement to PIMCO	0	0	0	0
Other liabilities	0	0	0	0
Total Liabilities	18,684	1,139,786	533,020	111,801

Net Assets	$284,923	$830,610	$3,928,577	$860,506

Net Assets Consist of:
Paid in capital	$265,036	$869,187	$3,635,227	$743,964
Undistributed (overdistributed) net investment income	2,334	(2,881)	31,486	14,796
Accumulated undistributed net realized gain (loss)	2,229	(33,351)	77,798	74,352
Net unrealized appreciation (depreciation)	15,324	(2,345)	184,066	27,394
	$284,923	$830,610	$3,928,577	$860,506

Cost of Investments in securities	$285,424	$1,233,095	$4,153,974	$919,117
Cost of Investments in Affiliates	$2,429	$195,423	$37,484	$9,559
Cost of Foreign Currency Held	$13	$0	$1,318	$0
Proceeds Received on Short Sales	$0	$286,129	$21,071	$0
Cost or Premiums of Financial Derivative Instruments, net	$(53)	$(3,141)	$(556)	$(302)

* Includes repurchase agreements of:	$475	$384	$1,144	$632

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

28	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III

$1,922,289	$335,755	$2,417,171	$1,512,973	$1,636,568
134	43,492	147,837	109	156

1,991	0	301	655	1,523
39,432	4	3,966	1,479	57,657
1	1,660	0	4	261
10,653	0	5,697	3,555	5,520
4,363	0	1,157	0	2,999
144,766	248,764	1,332,787	374,358	380,891
239	1,624	2,132	254	468
9,984	581	6,998	6,034	9,378
1	19	47	0	1
1	0	14	7	19
2,133,854	631,899	3,918,107	1,899,428	2,095,441

$103,860	$0	$168,931	$147,979	$108,921
14,751	0	503,225	24,891	59,839
0	87,597	656,860	4,523	2,167

430	0	124	68	229
11,865	488	22,684	1,184	15,517
377,134	324,552	928,841	780,131	779,764
1	19	47	0	1
33,644	30	8,018	1,766	50,910
2,000	264	2,358	4,261	540
365	11	672	200	229
0	0	0	0	0
328	44	459	193	226
276	54	363	193	230
1	19	18	4	12
0	8	8	0	0
0	0	15	0	0
0	0	1	0	0
544,655	413,086	2,292,624	965,393	1,018,585

$1,589,199	$218,813	$1,625,483	$934,035	$1,076,856

$1,607,901	$227,276	$1,610,155	$898,628	$1,083,374
(37,433)	(602)	9,282	1,450	(42,359)
29,652	(11,765)	(15,774)	25,424	16,591
(10,921)	3,904	21,820	8,533	19,250
$1,589,199	$218,813	$1,625,483	$934,035	$1,076,856

$1,940,881	$331,657	$2,384,513	$1,486,930	$1,637,037
$134	$43,501	$147,860	$109	$156
$4,371	$0	$1,167	$0	$3,001
$0	$86,990	$653,949	$4,516	$2,160
$(4,515)	$(751)	$(17,567)	$(635)	$(1,701)

$3,814	$548	$7,980	$4,184	$5,079

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Net Assets:
Institutional Class	$254,935	$312,317	$3,904,513	$498,235
Class P	29,988	81,915	18,541	83,964
Administrative Class	NA	NA	NA	45,645
Class D	NA	98,239	5,523	6,579
Class A	NA	236,037	NA	197,713
Class C	NA	102,102	NA	28,370

Shares Issued and Outstanding:
Institutional Class	31,227	27,574	343,391	45,758
Class P	3,673	7,232	1,630	7,711
Administrative Class	NA	NA	NA	4,192
Class D	NA	8,674	486	604
Class A	NA	20,840	NA	18,158
Class C	NA	9,014	NA	2,605

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$8.16	$11.32	$11.37	$10.89
Class P	8.16	11.32	11.37	10.89
Administrative Class	NA	NA	NA	10.89
Class D	NA	11.32	11.37	10.89
Class A	NA	11.32	NA	10.89
Class C	NA	11.32	NA	10.89

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

30	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III

$1,573,519	$108,607	$1,226,769	$913,229	$974,614
7,013	8,849	293,415	4,472	45,411
8,667	15,411	NA	16,334	56,831
NA	47,351	59,326	NA	NA
NA	28,155	26,520	NA	NA
NA	10,440	19,453	NA	NA

153,446	10,306	110,498	91,484	106,952
684	840	26,429	448	4,983
845	1,463	NA	1,636	6,236
NA	4,494	5,344	NA	NA
NA	2,672	2,389	NA	NA
NA	991	1,752	NA	NA

$10.25	$10.54	$11.10	$9.98	$9.11
10.25	10.54	11.10	9.98	9.11
10.25	10.54	NA	9.98	9.11
NA	10.54	11.10	NA	NA
NA	10.54	11.10	NA	NA
NA	10.54	11.10	NA	NA

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO GNMA Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund

Investment Income:
Interest	$5,411	$7,406	$101,502	$15,147
Dividends	0	0	728	0
Dividends from Investments in Affiliates	11	644	203	35
Total Income	5,422	8,050	102,433	15,182

Expenses:
Investment advisory fees	398	1,036	5,218	865
Supervisory and administrative fees	406	1,406	5,232	1,108
Distribution and/or servicing fees - Administrative Class	0	0	0	60
Distribution and/or servicing fees - Class D	0	126	9	4
Distribution fees - Class C	0	391	0	115
Servicing fees - Class A	0	310	0	233
Servicing fees - Class C	0	130	0	38
Dividends on short sales	0	6	0	0
Trustee fees	0	1	4	2
Interest expense	45	2	799	212
Total Expenses	849	3,408	11,262	2,637

Net Investment Income	4,573	4,642	91,171	12,545

Net Realized Gain (Loss):
Investments in securities	22,200	2,110	33,580	22,764
Investments in Affiliates	4	(1,246)	54	6
Exchange-traded or centrally cleared financial derivative instruments	53	(1)	1,693	(3,147)
Over the counter financial derivative instruments	473	(318)	9,790	921
Foreign currency	0	0	272	0

Net Realized Gain (Loss)	22,730	545	45,389	20,544

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(67,158)	(5,885)	(382,696)	(55,495)
Investments in Affiliates	(1)	1,209	(15)	(2)
Exchange-traded or centrally cleared financial derivative instruments	608	(1,146)	(680)	2,844
Over the counter financial derivative instruments	(151)	2,195	(7,114)	(23)
Foreign currency assets and liabilities	(1)	0	(18)	0

Net Change in Unrealized (Depreciation)	(66,703)	(3,627)	(390,523)	(52,676)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,400)	$1,560	$(253,963)	$(19,587)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Moderate Duration Fund	PIMCO Mortgage- Backed Securities Fund	PIMCO Mortgage Opportunities Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund III

$29,494	$1,937	$27,597	$17,253	$24,698
302	0	1,709	318	635
4	99	340	2	4
29,800	2,036	29,646	17,573	25,337

2,069	251	2,526	1,231	1,467
1,741	312	1,948	1,235	1,491
1	18	0	24	89
0	48	47	0	0
0	40	38	0	0
0	35	28	0	0
0	13	13	0	0
0	0	0	0	0
1	0	1	1	1
134	0	573	208	237
3,946	717	5,174	2,699	3,285

25,854	1,319	24,472	14,874	22,052

(5,009)	609	(136)	6,267	(17,110)
0	0	26	0	(1)
(12,596)	(4)	(507)	(15,328)	(4,575)
28,289	225	1,675	2,239	22,426
657	0	896	0	1,680

11,341	830	1,954	(6,822)	2,420

(43,612)	(1,081)	3,651	(30,221)	(21,826)
0	(7)	(43)	0	0
6,149	0	(11,713)	7,298	(6,605)
(16,679)	333	(2,191)	(1,717)	(21,184)
(32)	0	(8)	0	115

(54,174)	(755)	(10,304)	(24,640)	(49,500)

$(16,979)	$1,394	$16,122	$(16,588)	$(25,028)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Statements of Changes in Net Assets

	PIMCO Extended Duration Fund		PIMCO GNMA Fund		PIMCO Long Duration Total Return Fund		PIMCO Long-Term U.S. Government Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,573	$9,828	$4,642	$13,039	$91,171	$200,892	$12,545	$60,597
Net realized gain (loss)	22,730	21,963	545	18,145	45,389	170,071	20,544	264,913
Net change in unrealized appreciation (depreciation)	(66,703)	79,754	(3,627)	9,013	(390,523)	323,822	(52,676)	91,089

Net Increase (Decrease) in Net Assets Resulting from Operations	(39,400)	111,545	1,560	40,197	(253,963)	694,785	(19,587)	416,599

Distributions to Shareholders:
From net investment income
Institutional Class	(3,837)	(8,519)	(3,447)	(6,710)	(89,207)	(191,825)	(6,221)	(46,552)
Class P	(210)	(583)	(649)	(1,383)	(405)	(606)	(1,021)	(1,829)
Administrative Class	0	0	0	0	0	0	(632)	(1,253)
Class D	0	0	(899)	(1,993)	(131)	(48)	(36)	(3)
Class A	0	0	(2,211)	(5,235)	0	0	(2,350)	(4,004)
Class B	0	0	0	(12)^	0	0	0	(6)^
Class C	0	0	(546)	(1,231)	0	0	(268)	(380)
From net realized capital gains
Institutional Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0

Total Distributions(a)	(4,047)	(9,102)	(7,752)	(16,564)	(89,743)	(192,479)	(10,528)	(54,027)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(92,344)	41,146	(18,181)	(121,239)	(133,349)	(813,229)	200,289	(523,067)

Total Increase (Decrease) in Net Assets	(135,791)	143,589	(24,373)	(97,606)	(477,055)	(310,923)	170,174	(160,495)

Net Assets:
Beginning of period	420,714	277,125	854,983	952,589	4,405,632	4,716,555	690,332	850,827
End of period*	$284,923	$420,714	$830,610	$854,983	$3,928,577	$4,405,632	$860,506	$690,332

* Including undistributed (overdistributed) net investment income of:	$2,334	$1,808	$(2,881)	$229	$31,486	$30,058	$14,796	$12,779

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

34	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Moderate Duration Fund		PIMCO Mortgage-Backed Securities Fund		PIMCO Mortgage Opportunities Fund		PIMCO Total Return Fund II		PIMCO Total Return Fund III

Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$25,854	$41,240	$1,319	$3,704	$24,472	$40,531	$14,874	$36,349	$22,052	$47,672
11,341	49,056	830	5,179	1,954	8,395	(6,822)	76,338	2,420	45,606
(54,174)	(11,389)	(755)	2,697	(10,304)	7,439	(24,640)	(29,936)	(49,500)	33,250

(16,979)	78,907	1,394	11,580	16,122	56,365	(16,588)	82,751	(25,028)	126,528

(26,628)	(69,814)	(1,128)	(2,515)	(19,402)	(42,102)	(14,316)	(42,304)	(19,894)	(75,856)
(100)	(249)	(81)	(206)	(2,925)	(1,856)	(122)	(254)	(873)	(3,330)
(6)	0	(138)	(489)	0	0	(262)	(976)	(1,261)	(4,483)
0	0	(347)	(1,054)	(534)	(1,147)	0	0	0	0
0	0	(251)	(720)	(320)	(555)	0	0	0	0
0	0	0	(2)^	0	0	0	0	0	0
0	0	(56)	(176)	(107)	(166)	0	0	0	0

0	(25,012)	0	0	0	0	0	(24,840)	0	(13,759)
0	(78)	0	0	0	0	0	(188)	0	(671)
0	0	0	0	0	0	0	(766)	0	(1,028)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

0	0	0	(91)	0	0	0	0	0	0
0	0	0	(8)	0	0	0	0	0	0
0	0	0	(19)	0	0	0	0	0	0
0	0	0	(45)	0	0	0	0	0	0
0	0	0	(31)	0	0	0	0	0	0
0	0	0	(0)^	0	0	0	0	0	0
0	0	0	(11)	0	0	0	0	0	0

(26,734)	(95,153)	(2,001)	(5,367)	(23,288)	(45,826)	(14,700)	(69,328)	(22,028)	(99,127)

(82,363)	(715,267)	17,117	(67,342)	293,847	154,290	(116,093)	(1,589,096)	(161,201)	(1,959,090)

(126,076)	(731,513)	16,510	(61,129)	286,681	164,829	(147,381)	(1,575,673)	(208,257)	(1,931,689)

1,715,275	2,446,788	202,303	263,432	1,338,802	1,173,973	1,081,416	2,657,089	1,285,113	3,216,802
$1,589,199	$1,715,275	$218,813	$202,303	$1,625,483	$1,338,802	$934,035	$1,081,416	$1,076,856	$1,285,113

$(37,433)	$(36,553)	$(602)	$80	$9,282	$8,098	$1,450	$1,276	$(42,359)	$(42,383)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Mortgage Opportunities Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(253,963)	$(19,587)	$16,122

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(1,455,023)	(515,985)	(11,544,200)
Proceeds from sales of long-term securities	1,818,656	444,927	10,452,660
(Purchases) Proceeds from sales of short-term portfolio investments, net	96,382	29,966	(18,903)
(Increase) decrease in deposits with counterparty	3,120	3,441	(4,216)
(Increase) decrease in receivable for investments sold	40,139	227,873	(739,443)
(Increase) decrease in interest and dividends receivable	1,515	(1,729)	(2,944)
(Increase) decrease in exchange-traded or centrally cleared financial derivative instruments	4,454	23	(12,113)
Decrease in over the counter financial derivative instruments	5,429	217	9,196
(Increase) in other assets	0	0	(1)
Increase (decrease) in payable for investments purchased	(7,315)	(16)	571,312
Increase (decrease) in deposits from counterparty	(2,966)	(4,370)	4
Increase (decrease) in accrued investment advisory fees	(140)	(49)	71
Increase (decrease) in accrued supervisory and administrative fees	(141)	(55)	70
Increase (decrease) in accrued distribution fees	(1)	(5)	5
Increase (decrease) in accrued servicing fees	0	(2)	2
Proceeds from short sales transactions, net	1,010	0	371,279
Proceeds from currency transactions	254	0	888
(Decrease) in other liabilities	(6)	(3)	(8)
Net Realized (Gain) Loss
Investments in securities	(33,580)	(22,764)	136
Investments in Affiliates	(54)	(6)	(26)
Exchange-traded or centrally cleared financial derivative instruments	(1,693)	3,147	507
Over the counter financial derivative instruments	(9,790)	(921)	(1,675)
Foreign currency	(272)	0	(896)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	382,696	55,495	(3,651)
Investments in Affiliates	15	2	43
Exchange-traded or centrally cleared financial derivative instruments	680	(2,844)	11,713
Over the counter financial derivative instruments	7,114	23	2,191
Foreign currency assets and liabilities	18	0	8
Net amortization (accretion) on investments	(7,989)	(1,497)	10,541

Net Cash Provided by (Used for) Operating Activities	588,549	195,281	(881,328)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	678,896	398,953	511,564
Payments on shares redeemed	(892,604)	(219,030)	(239,161)
Cash dividend paid*	(1,705)	(866)	(1,917)
Proceeds from reverse repurchase agreements	2,949,340	871,765	755,528
Payments on reverse repurchase agreements	(3,259,093)	(808,234)	(586,597)
Proceeds from sale-buyback transactions	1,251,624	1,120,361	11,197,671
Payments on sale-buyback transactions	(1,394,257)	(1,559,800)	(10,755,697)
Proceeds from deposits from counterparty	56,054	3,886	3,684
Payments on deposits from counterparty	(67,413)	(2,326)	(3,005)
Net cash received from (used for) financing activities	(679,158)	(195,291)	882,070

Net Increase (Decrease) in Cash and Foreign Currency	(90,609)	(10)	742

Cash and Foreign Currency:
Beginning of period	91,918	10	415
End of period	$1,309	$0	$1,157

* Reinvestment of distributions	$88,015	$9,619	$20,843

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$827	$551	$411

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Extended Duration Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.5%

CORPORATE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$40

Total Corporate Bonds & Notes (Cost $29)		40

MUNICIPAL BONDS & NOTES 0.1%

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	83

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	83

Total Municipal Bonds & Notes (Cost $189)		166

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.000% due 11/15/2030 (a)	400	241
3.765% due 12/01/2025	2,000	2,173
4.000% due 02/25/2019	26	27
5.000% due 08/25/2033	55	63
5.500% due 04/25/2033 - 08/25/2035	87	97
6.000% due 12/25/2034	191	241
Financing Corp.
0.000% due 09/26/2019 (a)	200	188
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (a)	21,309	13,252
3.000% due 04/15/2053	1,653	1,453
5.500% due 02/15/2024	57	65
6.000% due 06/15/2035	308	376
Ginnie Mae
5.500% due 10/20/2037	154	191
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023 (a)	5,100	4,250
5.500% due 09/18/2023 - 12/04/2023	1,000	1,231

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
0.573% due 11/06/2017	$575	$576
Residual Funding Corp. Strips
0.000% due 04/15/2030 (a)	4,100	2,648
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029 (a)	3,191	2,184
Small Business Administration
5.290% due 12/01/2027	208	232
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,431

Total U.S. Government Agencies (Cost $28,504)		30,919

U.S. TREASURY OBLIGATIONS 93.8%
U.S. Treasury Bonds
3.000% due 05/15/2042 (d)	2,900	2,977
4.625% due 02/15/2040 (d)	5,300	7,049
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2045 (d)	7,093	6,172
1.375% due 02/15/2044 (d)	1,843	1,876
U.S. Treasury Strips (a)
0.000% due 05/15/2033	14,200	8,785
0.000% due 05/15/2036	25,000	13,996
0.000% due 11/15/2039	34,000	16,796
0.000% due 02/15/2040	13,000	6,360
0.000% due 05/15/2040	11,000	5,327
0.000% due 08/15/2040	22,500	10,766
0.000% due 02/15/2041	10,000	4,651
0.000% due 02/15/2042	65,800	30,064
0.000% due 08/15/2042	112,200	49,944
0.000% due 11/15/2042	17,400	7,673
0.000% due 05/15/2043	65,600	28,455
0.000% due 02/15/2044	6,700	2,864
0.000% due 05/15/2044	150,300	63,540

Total U.S. Treasury Obligations (Cost $254,563)		267,295

MORTGAGE-BACKED SECURITIES 0.6%
Countrywide Home Loan Mortgage Pass-Through Trust
2.674% due 09/25/2047 ^	476	429
Credit Suisse First Boston Mortgage Securities Corp.
2.285% due 07/25/2033	1	1
JPMorgan Mortgage Trust
2.620% due 07/25/2035	193	197

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.929% due 01/25/2047	$4	$4
2.159% due 10/25/2046	10	9
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,100	1,202

Total Mortgage-Backed Securities (Cost $1,658)		1,842

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
2.927% due 07/25/2036	6	5

Total Asset-Backed Securities (Cost $6)		5

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (c) 0.2%
		475

Total Short-Term Instruments (Cost $475)		475

Total Investments in Securities (Cost $285,424)		300,742

	SHARES
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	244,991	2,429

Total Short-Term Instruments (Cost $2,429)		2,429

Total Investments in Affiliates (Cost $2,429)		2,429

Total Investments 106.4% (Cost $287,853)		$303,171

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $(53))		(44)

Other Assets and Liabilities, net (6.4%)		(18,204)

Net Assets 100.0%		$284,923

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon bond.
(b)	Principal amount of security is adjusted for inflation.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$475	U.S. Treasury Notes 4.875% due 08/15/2016	$(486)	$475	$475

Total Repurchase Agreements						$(486)	$475	$475

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.440%	08/28/2015	10/09/2015	$(2,352)	$(2,353)
	0.750%	09/24/2015	10/01/2015	(711)	(711)
	1.050%	09/29/2015	10/06/2015	(1,410)	(1,410)
BSN	0.400%	08/28/2015	10/28/2015	(272)	(273)
GRE	0.530%	09/14/2015	10/05/2015	(1,541)	(1,541)

Total Reverse Repurchase Agreements					$(6,288)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.420%	08/26/2015	10/07/2015	$(5,495)	$(5,501)
	0.490%	09/09/2015	10/09/2015	(1,877)	(1,878)
MSC	0.390%	08/24/2015	10/05/2015	(2,245)	(2,247)
	0.420%	08/26/2015	10/07/2015	(324)	(324)
TDM	0.600%	09/18/2015	10/02/2015	(1,983)	(1,983)

Total Sale-Buyback Transactions					$(11,933)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $32,982 at a weighted average interest rate of 0.268%.
(3)	Payable for sale-buyback transactions includes $3 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(d)	Securities with an aggregate market value of $18,120 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(4,474)	$0	$(4,474)	$4,478	$4
BSN	0	(273)	0	(273)	265	(8)
GRE	0	(1,541)	0	(1,541)	1,499	(42)
SSB	475	0	0	475	(486)	(11)

Master Securities Forward Transaction Agreement
GSC	0	0	(7,379)	(7,379)	7,326	(53)
MSC	0	0	(2,571)	(2,571)	2,511	(60)
TDM	0	0	(1,983)	(1,983)	2,042	59

Total Borrowings and Other Financing Transactions	$475	$(6,288)	$(11,933)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

38	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(711)	$(5,577)	$0	$0	$(6,288)

Total	$(711)	$(5,577)	$0	$0	$(6,288)
Sale-Buyback Transactions
U.S. Treasury Obligations	0	(11,933)	0	0	(11,933)

Total	$0	$(11,933)	$0	$0	$(11,933)

Total Borrowings	$(711)	$(17,510)	$0	$0	$(18,221)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(18,221)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	11/2015		EUR	3,571	$		3,892	$0	$(100)

HUS	10/2015		JPY	474,200			3,970	17	0

MSB	10/2015	$		3,948		JPY	474,200	4	0
	11/2015		JPY	474,200	$		3,950	0	(5)

Total Forward Foreign Currency Contracts								$21	$(105)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$ 1,600	$141	$54

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	2,600	219	89

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	1,600	141	55

							$501	$198

Total Purchased Options							$501	$198

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$(3)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$ 3,600	$(149)	$(43)

DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	5,600	(225)	(68)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	3,600	(149)	(44)

							$(523)	$(155)

Total Written Options							$(554)	$(158)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Extended Duration Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$90,200	$(1,075)
Sales	0	0
Closing Buys	(71,800)	508
Expirations	(2,200)	13
Exercised	0	0

Balance at End of Period	$16,200	$(554)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$0	$54	$0	$54	$0	$(43)	$0	$(43)	$11	$0	$11
CBK	0	0	0	0	(100)	(3)	0	(103)	(103)	0	(103)
DUB	0	89	0	89	0	(68)	0	(68)	21	0	21
HUS	17	0	0	17	0	0	0	0	17	0	17
JPM	0	55	0	55	0	(44)	0	(44)	11	0	11
MSB	4	0	0	4	(5)	0	0	(5)	(1)	0	(1)

Total Over the Counter	$21	$198	$0	$219	$(105)	$(158)	$0	$(263)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21	$0	$21
Purchased Options	0	0	0	0	198	198

	$0	$0	$0	$21	$198	$219

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$105	$0	$105
Written Options	0	0	0	0	158	158

	$0	$0	$0	$105	$158	$263

40	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$194	$194
Swap Agreements	0	0	0	0	(141)	(141)

	$0	$0	$0	$0	$53	$53

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11	$0	$11
Written Options	0	0	0	0	462	462

	$0	$0	$0	$11	$462	$473

	$0	$0	$0	$11	$515	$526

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$99	$99
Swap Agreements	0	0	0	0	509	509

	$0	$0	$0	$0	$608	$608

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(141)	$0	$(141)
Purchased Options	0	0	0	0	(40)	(40)
Written Options	0	0	0	0	30	30

	$0	$0	$0	$(141)	$(10)	$(151)

	$0	$0	$0	$(141)	$598	$457

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$40	$0	$40
Municipal Bonds & Notes
Ohio	0	83	0	83
West Virginia	0	83	0	83
U.S. Government Agencies	0	30,919	0	30,919
U.S. Treasury Obligations	0	267,295	0	267,295
Mortgage-Backed Securities	0	1,842	0	1,842
Asset-Backed Securities	0	5	0	5
Short-Term Instruments
Repurchase Agreements	0	475	0	475
	$0	$300,742	$0	$300,742

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,429	$0	$0	$2,429

Total Investments	$2,429	$300,742	$0	$303,171

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Over the counter	$0	$219	$0	$219

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(263)	$0	$(263)

Totals	$2,429	$300,698	$0	$303,127

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO GNMA Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.5%

U.S. GOVERNMENT AGENCIES 135.6%
Fannie Mae
2.000% due 07/01/2028 - 09/01/2028	$3,177	$3,185
2.468% due 01/25/2022 (a)	6,081	615
2.500% due 08/01/2029 - 11/01/2030	5,088	5,181
3.000% due 09/25/2039 - 04/25/2043 (a)	13,847	1,563
3.000% due 07/01/2042 - 03/01/2045	3,969	3,880
3.050% due 01/25/2017 (a)	5,628	32
3.500% due 11/01/2030 - 10/01/2045	11,601	12,183
3.505% due 10/25/2042	588	584
3.765% due 12/01/2025	3,000	3,259
3.975% due 03/01/2018	1	1
4.000% due 09/01/2019 - 08/01/2045	9,694	10,324
4.500% due 06/01/2018 - 03/01/2025	618	641
4.500% due 06/25/2024 (a)	854	53
5.000% due 02/01/2025 - 12/01/2044	1,613	1,777
5.500% due 02/01/2027 - 11/01/2039	659	743
5.956% due 08/25/2042 (a)	2,233	429
6.000% due 11/01/2028 - 11/01/2040	5,491	6,265
6.006% due 11/25/2044 (a)	9,833	2,078
6.456% due 08/25/2018 (a)	30,670	4,141
Freddie Mac
0.000% due 05/15/2033 (b)(d)	734	679
1.167% due 11/25/2022 (a)	7,776	466
1.178% due 01/25/2020 (a)	37,041	1,350
1.250% due 10/02/2019 (h)(j)	4,200	4,193
1.407% due 04/25/2021 (a)	23,980	1,391
1.499% due 11/25/2019 (a)	13,038	597
2.155% due 05/01/2019	1	1
2.500% due 01/15/2040 (a)	4,901	526
2.700% due 05/01/2031	8	8
3.000% due 02/15/2041 - 07/01/2043	5,660	5,619
3.500% due 11/01/2045	3,000	3,116
4.000% due 11/15/2042 (a)	3,104	556
5.000% due 10/01/2029	90	99
5.500% due 06/01/2035 - 03/01/2041	207	231
7.500% due 08/15/2029 (a)	7	1
11.449% due 10/15/2035	754	833
11.608% due 04/15/2044	420	442
11.741% due 05/15/2035	1,068	1,175
15.212% due 05/15/2041	7,281	8,006
Ginnie Mae
0.000% due 12/20/2032 - 01/20/2041 (b)(d)	1,324	1,182
0.000% due 10/16/2042 - 01/16/2052 (a)(d)	15,141	192
0.074% due 01/16/2044 (a)	7,736	4
0.216% due 11/16/2051 (a)	17,450	257
0.409% due 01/16/2031 - 02/16/2032	415	416
0.459% due 08/16/2032	101	101
0.509% due 12/16/2026 - 08/16/2031	186	187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.659% due 11/16/2029	$512	$514
0.709% due 05/16/2027 - 07/16/2028	146	148
0.722% due 11/16/2044 (a)	14,648	803
0.759% due 04/16/2032	80	81
0.797% due 04/16/2042 (a)	22,843	881
0.878% due 02/20/2060	18,173	18,321
0.912% due 09/20/2063	4,324	4,361
1.092% due 08/16/2040 (a)	19,720	889
1.147% due 11/16/2043 (a)	25,581	1,367
1.202% due 03/20/2058	5,426	5,495
1.270% due 08/16/2052 (a)	42,022	2,282
1.322% due 05/20/2061	3,078	3,130
1.350% due 05/20/2061	6,429	6,533
1.492% due 09/20/2063	2,742	2,828
1.750% due 02/20/2030 - 06/20/2038	965	997
1.912% due 04/20/2061	6,418	6,708
2.500% due 09/20/2027 (a)	7,742	646
2.500% due 06/15/2043 - 05/20/2045	2,962	2,928
3.000% due 01/20/2029 (a)	5,085	459
3.000% due 06/20/2030 - 11/01/2045	203,981	208,396
3.150% due 11/15/2042 - 01/15/2043	1,184	1,217
3.500% due 09/15/2041 - 12/01/2045	356,349	373,250
3.750% due 06/20/2045	1,988	2,108
4.000% due 05/20/2016 - 11/01/2045	162,970	173,630
4.000% due 10/20/2043 (a)	1,447	98
4.050% due 04/15/2040 - 12/15/2040	4,486	4,806
4.500% due 07/15/2033 - 10/01/2045	117,652	126,917
4.875% due 08/15/2039 - 10/15/2040	1,323	1,453
5.000% due 12/20/2032 - 10/21/2045	40,862	44,795
5.250% due 08/20/2039	478	523
5.500% due 04/15/2025 - 04/20/2040	13,190	14,630
6.000% due 02/15/2029 - 11/20/2041	22,107	24,830
6.500% due 12/15/2023 - 04/20/2039	917	1,054
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	219	264
8.000% due 09/15/2030	3	3
8.829% due 09/20/2044	682	694

Total U.S. Government Agencies (Cost $1,128,198)		1,126,602

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Notes
2.000% due 02/15/2025	2,100	2,093
1.500% due 05/31/2020	7,200	7,265
2.000% due 07/31/2022 (j)	26,600	27,064

Total U.S. Treasury Obligations (Cost $36,025)		36,422

MORTGAGE-BACKED SECURITIES 6.6%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	397	415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Ltd.
0.459% due 10/03/2039	$462	$455
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	2,617	2,650
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036	3,585	2,969
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	17	16
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	1,761	1,892
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	4,479	4,612
LB Commercial Mortgage Trust
5.517% due 07/15/2044	334	352
Merrill Lynch Mortgage Investors Trust
2.520% due 10/25/2035	532	537
Mortgage Equity Conversion Asset Trust
0.730% due 02/25/2042	10,809	9,256
0.760% due 05/25/2042	27,910	24,318
0.830% due 10/25/2041	2,829	2,320
Structured Asset Mortgage Investments Trust
0.876% due 09/19/2032	46	45
UBS-Barclays Commercial Mortgage Trust
1.458% due 04/10/2046 (a)	28,210	1,975
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045	1,286	1,307
Wells Fargo Commercial Mortgage Trust
2.231% due 10/15/2045 (a)	12,957	1,212

Total Mortgage-Backed Securities (Cost $52,500)		54,331

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	19	18
Centex Home Equity Loan Trust
0.494% due 01/25/2032	17	16
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033	24	23
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,105	698
Duane Street CLO Ltd.
0.539% due 11/14/2021	293	289
Home Equity Asset Trust
0.794% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.245% due 04/25/2038	1,885	1,891
South Carolina Student Loan Corp.
1.074% due 03/02/2020	6,625	6,659
1.324% due 09/03/2024	4,300	4,245

Total Asset-Backed Securities (Cost $14,104)		13,841

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.0%
		384

U.S. TREASURY BILLS 0.2%
0.135% due 01/14/2016 - 02/18/2016 (c)(f)(j)	1,885	1,885

Total Short-Term Instruments (Cost $2,268)		2,269

Total Investments in Securities (Cost $1,233,095)		1,233,465

42	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 23.4%

SHORT-TERM INSTRUMENTS 23.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.4%
PIMCO Short-Term Floating NAV Portfolio III	19,621,704	$194,549

Total Short-Term Instruments (Cost $195,423)		194,549

Total Investments in Affiliates (Cost $195,423)		194,549

Total Investments 171.9% (Cost $1,428,518)		$1,428,014

Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(3,141))		(1,862)

Other Assets and Liabilities, net (71.7%)		(595,542)

Net Assets 100.0%		$830,610

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$384	U.S. Treasury Notes 1.875% due 06/30/2020	$(396)	$384	$384

Total Repurchase Agreements						$(396)	$384	$384

(1)	Includes accrued interest.

As of September 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,438 at a weighted average interest rate of (0.230%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae*	2.500%	10/01/2045	$3,000	$(2,894)	$(2,940)
Fannie Mae*	3.000%	10/01/2030	9,000	(9,321)	(9,374)
Fannie Mae*	3.000%	10/01/2045	28,000	(28,132)	(28,393)
Fannie Mae*	3.500%	11/01/2045	21,450	(22,197)	(22,337)
Fannie Mae*	4.000%	10/01/2030	3,000	(3,142)	(3,140)
Fannie Mae*	4.000%	10/01/2045	7,500	(7,961)	(8,002)
Fannie Mae*	4.500%	10/01/2045	9,500	(10,288)	(10,302)
Fannie Mae*	5.000%	10/01/2045	2,000	(2,201)	(2,204)
Freddie Mac*	4.500%	10/01/2045	1,000	(1,081)	(1,083)
Ginnie Mae*	3.000%	10/01/2045	53,000	(53,555)	(54,113)
Ginnie Mae*	3.500%	10/01/2045	131,000	(136,281)	(137,110)
Ginnie Mae*	4.500%	10/01/2045	8,000	(8,666)	(8,670)
U.S. Treasury Notes	2.125%	09/30/2021	400	(410)	(412)

Total Short Sales				$(286,129)	$(288,080)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO GNMA Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $974 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$384	$0	$0	$0	$384	$(396)	$(12)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(412)	(412)	0	(412)

Total Borrowings and Other Financing Transactions	$384	$0	$0	$(412)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.400%	06/30/2025	$24,000	$(999)	$(1,146)	$23	$0

Total Swap Agreements					$(999)	$(1,146)	$23	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $757 and cash of $287 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$23	$23	$0	$0	$0	$0

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	DescripMtion	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 11/01/2045	$109.750	11/05/2015	$10,000	$1	$0

Total Purchased Options					$1	$0

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200%	02/01/2016	$	50,000	$(1,520)	$(1,083)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	02/01/2016		50,000	(1,520)	(696)

								$(3,040)	$(1,779)

44	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae 3.500% due 10/01/2045	$ 103.047	10/07/2015	$8,000	$(23)	$0

GSC	Call - OTC Fannie Mae 3.000% due 10/01/2045	100.930	10/07/2015	5,000	(20)	(29)

JPM	Put - OTC Fannie Mae 3.500% due 10/01/2045	102.828	10/07/2015	3,000	(7)	0
	Call - OTC Fannie Mae 3.500% due 10/01/2045	104.094	10/07/2015	20,000	(52)	(77)

					$(102)	$(106)

Total Written Options					$(3,142)	$(1,885)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$204,500	$(3,498)
Sales	368,000	(1,620)
Closing Buys	(114,000)	677
Expirations	(203,500)	934
Exercised	(119,000)	365

Balance at End of Period	$136,000	$(3,142)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
								Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$500	$0	$4	$4	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$788		$(4)	$0	$(4)

Total Swap Agreements							$0	$0	$4	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $2,042 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
CBK	$0	$0	$0	$0	$0	$0	$(4)	$(4)	$(4)	$0	$(4)
DUB	0	0	0	0	0	0	0	0	0	(50)	(50)
GSC	0	0	0	0	0	(29)	0	(29)	(29)	0	(29)
GST	0	0	4	4	0	0	0	0	4	0	4
JPM	0	0	0	0	0	(1,856)	0	(1,856)	(1,856)	2,042	186

Total Over the Counter	$0	$0	$4	$4	$0	$(1,885)	$(4)	$(1,889)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO GNMA Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$23	$23

Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

	$0	$4	$0	$0	$23	$27

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$1,885	$1,885
Swap Agreements	0	0	0	0	4	4

	$0	$0	$0	$0	$1,889	$1,889

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(1)	$(1)

Over the counter
Purchased Options	$0	$0	$0	$0	$(2,225)	$(2,225)
Written Options	0	0	0	0	1,464	1,464
Swap Agreements	0	(6)	0	0	449	443

	$0	$(6)	$0	$0	$(312)	$(318)

	$0	$(6)	$0	$0	$(313)	$(319)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(1,146)	$(1,146)

Over the counter
Purchased Options	$0	$0	$0	$0	$710	$710
Written Options	0	0	0	0	1,474	1,474
Swap Agreements	0	7	0	0	4	11

	$0	$7	$0	$0	$2,188	$2,195

	$0	$7	$0	$0	$1,042	$1,049

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Government Agencies	$0	$1,126,602	$0	$1,126,602
U.S. Treasury Obligations	0	36,422	0	36,422
Mortgage-Backed Securities	0	13,370	40,961	54,331
Asset-Backed Securities	0	13,841	0	13,841
Short-Term Instruments
Repurchase Agreements	0	384	0	384
U.S. Treasury Bills	0	1,885	0	1,885
	$0	$1,192,504	$40,961	$1,233,465

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$194,549	$0	$0	$194,549

Total Investments	$194,549	$1,192,504	$40,961	$1,428,014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(288,080)	$0	$(288,080)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	23	0	23
Over the counter	0	4	0	4
	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,889)	$0	$(1,889)

Totals	$194,549	$902,562	$40,961	$1,138,072

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$43,212	$0	$(769)	$107	$52	$251	$0	$(1,892)	$40,961	$224

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$5,067	Proxy Pricing	Base Price	98.51-102.50
	35,894	Third Party Vendor	Broker Quote	82.00-87.13

Total	$40,961

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Long Duration Total Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.7%

BANK LOAN OBLIGATIONS 0.2%
Rise Ltd.
4.750% due 01/31/2021 (d)	$6,217	$6,399

Total Bank Loan Obligations (Cost $6,255)		6,399

CORPORATE BONDS & NOTES 50.1%

BANKING & FINANCE 16.8%
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	950
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,439
American International Group, Inc.
6.820% due 11/15/2037	1,680	2,100
American Tower Corp.
4.000% due 06/01/2025	17,400	17,018
Asian Development Bank
5.820% due 06/16/2028	500	652
Aviation Loan Trust
2.447% due 12/15/2022	4,296	3,994
Banco del Estado de Chile
2.000% due 11/09/2017	12,000	12,072
Banco do Brasil S.A.
3.875% due 10/10/2022	13,200	10,246
Banco Santander Chile
3.875% due 09/20/2022	6,920	6,918
Bank of America Corp.
0.651% due 08/15/2016	100	100
6.250% due 09/05/2024 (c)	11,000	10,766
7.750% due 05/14/2038	400	552
Bank of America N.A.
6.000% due 10/15/2036	12,790	15,402
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	11,900	11,973
Bank One Corp.
7.625% due 10/15/2026	95	122
8.000% due 04/29/2027	100	133
Barclays Bank PLC
10.179% due 06/12/2021	11,560	15,171
BBVA Bancomer S.A.
6.500% due 03/10/2021	3,900	4,182
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	22,400	22,394
Blackstone Holdings Finance Co. LLC
6.250% due 08/15/2042	2,000	2,441
BPCE S.A.
4.625% due 07/11/2024	10,700	10,455
Brown & Brown, Inc.
4.200% due 09/15/2024	3,000	3,031
Citigroup, Inc.
6.625% due 06/15/2032	4,250	5,042
6.675% due 09/13/2043	4,900	6,024
8.125% due 07/15/2039	10,000	14,433
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,245
Credit Agricole S.A.
8.375% due 10/13/2019 (c)	10,000	11,402
Credit Suisse AG
6.500% due 08/08/2023	13,000	14,032
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045	5,200	5,118
Denali Borrower LLC
5.625% due 10/15/2020	4,400	4,585
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	750

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First American Financial Corp.
4.300% due 02/01/2023		$4,500	$4,528
FMR LLC
4.950% due 02/01/2033		3,000	3,224
5.150% due 02/01/2043		11,300	12,098
Ford Holdings LLC
9.300% due 03/01/2030		10,000	14,055
Ford Motor Credit Co. LLC
4.134% due 08/04/2025		10,500	10,478
General Electric Capital Corp.
5.875% due 01/14/2038		9,600	12,012
6.375% due 11/15/2067		250	269
6.750% due 03/15/2032		18,880	25,551
6.875% due 01/10/2039		6,600	9,262
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		7,700	7,742
5.375% due 05/10/2020 (c)		5,100	4,988
5.700% due 05/10/2019 (c)		8,900	8,878
6.125% due 02/15/2033		350	418
6.450% due 05/01/2036		900	1,054
6.750% due 10/01/2037		17,185	20,548
HCP, Inc.
6.750% due 02/01/2041		800	992
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	452
5.875% due 11/01/2034		230	267
7.000% due 01/15/2039		9,050	11,653
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		9,000	8,617
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	7,452
JPMorgan Chase & Co.
3.900% due 07/15/2025		19,700	20,177
5.000% due 07/01/2019 (c)		11,400	11,101
6.100% due 10/01/2024 (c)		13,900	13,827
7.900% due 04/30/2018 (c)		1,400	1,455
Kilroy Realty LP
4.250% due 08/15/2029		8,900	8,641
LBG Capital PLC
15.000% due 12/21/2019	GBP	6,200	13,176
15.000% due 12/21/2019	EUR	500	825
LeasePlan Corp. NV
2.500% due 05/16/2018		$2,800	2,809
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	130
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,425
Moody’s Corp.
5.250% due 07/15/2044		8,000	8,549
Morgan Stanley
6.375% due 07/24/2042		6,600	8,185
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		8,200	8,076
Navient Corp.
5.625% due 08/01/2033		6,400	4,176
8.000% due 03/25/2020		3,900	3,744
New York Life Insurance Co.
6.750% due 11/15/2039		2,500	3,273
North American Development Bank
4.375% due 02/11/2020		10,625	11,729
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	12,209
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		1,200	1,175
4.950% due 04/01/2024		2,000	2,026
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,300	13,911

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rabobank Group
3.375% due 05/21/2025	$2,550	$2,508
11.000% due 06/30/2019 (c)	8,200	10,113
Regions Financial Corp.
7.375% due 12/10/2037	4,000	5,073
Resona Bank Ltd.
5.850% due 04/15/2016 (c)	100	102
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	7,000	8,190
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	1,000	1,019
5.717% due 06/16/2021	3,200	3,217
6.125% due 02/07/2022	1,000	1,019
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	4,800	4,865
6.850% due 12/16/2039	6,900	8,661
Travelers Cos., Inc.
4.300% due 08/25/2045	4,900	4,920
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025	2,300	2,188
Vonovia Finance BV
5.000% due 10/02/2023	3,100	3,310
Wachovia Corp.
5.625% due 10/15/2016	100	105
Wells Fargo & Co.
3.900% due 05/01/2045	9,300	8,595
5.875% due 06/15/2025 (c)	1,600	1,640
5.900% due 06/15/2024 (c)	8,200	8,220
Wells Fargo Bank N.A.
6.600% due 01/15/2038	8,061	10,538
Welltower, Inc.
5.125% due 03/15/2043	12,400	12,765
Weyerhaeuser Co.
7.375% due 03/15/2032	18,900	23,826

		659,773

INDUSTRIALS 21.5%
21st Century Fox America, Inc.
6.150% due 02/15/2041	14,800	16,990
6.200% due 12/15/2034	300	344
AbbVie, Inc.
2.900% due 11/06/2022	6,800	6,661
4.500% due 05/14/2035	11,400	10,874
4.700% due 05/14/2045	900	877
Actavis Funding SCS
3.850% due 06/15/2024	7,477	7,309
4.750% due 03/15/2045	10,600	9,666
4.850% due 06/15/2044	3,800	3,478
ADT Corp.
4.125% due 06/15/2023	8,300	7,511
Alibaba Group Holding Ltd.
4.500% due 11/28/2034	600	561
ALROSA Finance S.A.
7.750% due 11/03/2020	800	838
Altria Group, Inc.
9.950% due 11/10/2038	3,074	4,932
America Movil S.A.B. de C.V.
6.375% due 03/01/2035	700	797
American Airlines Pass-Through Trust
3.700% due 04/01/2028	2,427	2,415
Amgen, Inc.
4.400% due 05/01/2045	9,200	8,486
5.650% due 06/15/2042	14,800	16,637
6.400% due 02/01/2039	5,000	5,953
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	6,306

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Apple, Inc.
4.375% due 05/13/2045	$7,000	$6,918
Barrick Gold Corp.
5.800% due 11/15/2034	10	9
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	9,372
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	16,187
Burlington Northern Santa Fe LLC
4.550% due 09/01/2044	1,300	1,281
6.530% due 07/15/2037	200	240
Cameron International Corp.
5.950% due 06/01/2041	8,100	8,975
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,012
Canadian Pacific Railway Co.
4.800% due 08/01/2045	2,300	2,315
CBS Corp.
4.850% due 07/01/2042	7,354	6,783
CC Holdings GS LLC
3.849% due 04/15/2023	2,300	2,296
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	6,662
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,337
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,296
Comcast Corp.
4.400% due 08/15/2035	9,300	9,382
6.400% due 03/01/2040	4,000	5,107
6.550% due 07/01/2039	1,150	1,464
7.050% due 03/15/2033	7,590	10,027
ConAgra Foods, Inc.
4.650% due 01/25/2043	1,650	1,509
Conoco Funding Co.
7.250% due 10/15/2031	10	13
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,766	2,817
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	228
Cox Communications, Inc.
8.375% due 03/01/2039	16,438	19,995
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,412
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,243
CSX Corp.
6.150% due 05/01/2037	800	950
CVS Health Corp.
4.875% due 07/20/2035	3,800	4,002
5.125% due 07/20/2045	1,300	1,404
CVS Pass-Through Trust
6.036% due 12/10/2028	123	139
7.507% due 01/10/2032	18,850	23,380
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	15,327	21,975
Devon Energy Corp.
7.950% due 04/15/2032	6,905	8,511
Discovery Communications LLC
4.950% due 05/15/2042	8,207	7,386
DISH DBS Corp.
5.000% due 03/15/2023	8,500	7,140
Domtar Corp.
6.750% due 02/15/2044	5,000	5,026
Dow Chemical Co.
9.400% due 05/15/2039	9,000	13,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ecopetrol S.A.
5.875% due 09/18/2023	$5,500	$5,308
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	915
Encana Corp.
6.625% due 08/15/2037	6,400	5,756
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	4,963
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	611
5.950% due 02/01/2041	1,500	1,551
6.125% due 10/15/2039	800	845
6.875% due 03/01/2033	10,000	11,666
Forest Laboratories LLC
4.375% due 02/01/2019	1,000	1,059
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	12,800	8,960
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,132
7.750% due 11/15/2029	80	107
8.000% due 01/15/2024	1,750	2,272
8.875% due 05/15/2031	5,700	8,213
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	88
Goldcorp, Inc.
3.625% due 06/09/2021	2,600	2,509
5.450% due 06/09/2044	2,300	2,137
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	1,030
Harris Corp.
4.854% due 04/27/2035	1,800	1,746
5.054% due 04/27/2045	2,300	2,230
Hess Corp.
7.300% due 08/15/2031	1,300	1,463
Home Depot, Inc.
4.250% due 04/01/2046	6,300	6,365
International Paper Co.
5.150% due 05/15/2046	4,700	4,611
KeySpan Corp.
5.803% due 04/01/2035	120	138
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	6,000	4,987
5.800% due 03/15/2035	4,450	4,000
6.500% due 09/01/2039	7,000	6,669
6.950% due 01/15/2038	7,470	7,426
7.300% due 08/15/2033	3,000	3,108
Kraft Foods Group, Inc.
6.500% due 02/09/2040	13,500	16,246
Kraft Heinz Foods Co.
7.125% due 08/01/2039	7,850	9,856
Kroger Co.
6.900% due 04/15/2038	9,600	12,126
7.500% due 04/01/2031	200	259
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,217
Marathon Oil Corp.
5.200% due 06/01/2045	7,500	6,351
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,872
McDonald’s Corp.
5.700% due 02/01/2039	55	63
McGraw Hill Financial, Inc.
4.000% due 06/15/2025	2,300	2,295
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Microsoft Corp.
3.500% due 02/12/2035	$9,400	$8,763
4.000% due 02/12/2055	1,900	1,727
Molson Coors Brewing Co.
5.000% due 05/01/2042	4,200	3,718
Motorola Solutions, Inc.
5.500% due 09/01/2044	7,900	6,644
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	10,000	10,587
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	11,896
Newmont Mining Corp.
6.250% due 10/01/2039	9,700	8,805
Norfolk Southern Corp.
4.450% due 06/15/2045	5,000	4,854
ONEOK Partners LP
6.125% due 02/01/2041	7,915	7,147
Oracle Corp.
4.125% due 05/15/2045	21,100	19,972
4.300% due 07/08/2034	2,000	2,010
4.500% due 07/08/2044	900	912
Packaging Corp. of America
3.650% due 09/15/2024	1,600	1,590
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,196
Philip Morris International, Inc.
3.600% due 11/15/2023	1,800	1,868
6.375% due 05/16/2038	2,400	2,998
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,721
Pride International, Inc.
7.875% due 08/15/2040	5,600	4,733
QUALCOMM, Inc.
3.450% due 05/20/2025	6,900	6,526
4.800% due 05/20/2045	9,100	7,980
QVC, Inc.
5.950% due 03/15/2043	3,500	3,244
Reynolds American, Inc.
6.150% due 09/15/2043	3,500	3,991
7.250% due 06/15/2037	200	248
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	201
6.875% due 04/15/2040	7,500	6,956
SES S.A.
3.600% due 04/04/2023	4,600	4,654
5.300% due 04/04/2043	3,800	3,809
Southern Copper Corp.
5.250% due 11/08/2042	8,000	6,092
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,237
Statoil ASA
4.250% due 11/23/2041	2,500	2,475
Suncor Energy, Inc.
6.500% due 06/15/2038	800	962
6.850% due 06/01/2039	2,500	3,112
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,547
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	2,756
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	8,354
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,317
7.625% due 04/01/2037	4,720	4,952
8.375% due 06/15/2032	3,600	3,766

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	$49	$56
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	3,898
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	955
6.550% due 05/01/2037	14,450	14,245
6.750% due 06/15/2039	2,700	2,710
7.300% due 07/01/2038	1,225	1,288
Time Warner, Inc.
6.100% due 07/15/2040	7,780	8,822
6.500% due 11/15/2036	8,662	10,100
7.700% due 05/01/2032	70	91
Topaz Solar Farms LLC
4.875% due 09/30/2039	5,911	6,361
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	7,695
Transocean, Inc.
6.800% due 03/15/2038	4,600	2,875
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,185	6,216
4.625% due 12/03/2026	5,800	6,000
5.900% due 04/01/2026	3,448	3,815
United Airlines Pass-Through Trust
4.000% due 10/11/2027	2,000	2,048
4.300% due 02/15/2027	13,804	14,347
UnitedHealth Group, Inc.
4.625% due 07/15/2035	8,900	9,414
4.750% due 07/15/2045	5,700	6,038
Vale Overseas Ltd.
6.875% due 11/21/2036	760	607
6.875% due 11/10/2039	1,400	1,091
8.250% due 01/17/2034	3,610	3,304
Viacom, Inc.
4.375% due 03/15/2043	3,598	2,685
5.850% due 09/01/2043	8,100	7,548
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	22,676	29,844
Williams Cos., Inc.
8.750% due 03/15/2032	309	295
Williams Partners LP
4.900% due 01/15/2045	13,600	10,166
5.400% due 03/04/2044	1,700	1,362
6.300% due 04/15/2040	2,200	1,985
Yum! Brands, Inc.
6.875% due 11/15/2037	26	30

		844,845

UTILITIES 11.8%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,236
AGL Capital Corp.
5.875% due 03/15/2041	9,600	11,257
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	5,921
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	11,482
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,617
Anadarko Finance Co.
7.500% due 05/01/2031	13,522	16,545
AT&T, Inc.
4.350% due 06/15/2045	1,500	1,287
4.500% due 05/15/2035	700	644
4.750% due 05/15/2046	2,100	1,933
5.350% due 09/01/2040	29,422	29,178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.300% due 01/15/2038	$13,750	$15,183
6.500% due 09/01/2037	50	57
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,784
6.500% due 09/15/2037	5,300	6,682
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,408
British Telecommunications PLC
9.625% due 12/15/2030	730	1,092
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	5,288
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,478
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	5,713
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	12,249
DTE Electric Co.
3.950% due 06/15/2042	1,600	1,566
4.300% due 07/01/2044	4,000	4,105
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,515
Duke Energy Florida LLC
3.850% due 11/15/2042	4,600	4,387
6.350% due 09/15/2037	200	263
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	119
Duke Energy Progress LLC
6.300% due 04/01/2038	800	1,023
Electricite de France S.A.
5.625% due 01/22/2024 (c)	9,800	9,719
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,985
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	10,833
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	1,817
5.950% due 02/01/2038	200	255
5.960% due 04/01/2039	5,000	6,363
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	5,899
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	1,050	1,119
9.250% due 04/23/2019	225	249
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	957
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	6,694
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,965
Laclede Group, Inc.
1.071% due 08/15/2017	5,000	4,983
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,129
NGPL PipeCo LLC
7.768% due 12/15/2037	8,695	7,347
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,397
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,522
Ohio Power Co.
5.850% due 10/01/2035	100	120
6.000% due 06/01/2016	20	21
6.600% due 02/15/2033	30	38
6.600% due 03/01/2033	65	82

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	$3,000	$4,023
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	900	975
Pacific Gas & Electric Co.
6.350% due 02/15/2038	13,200	16,569
PacifiCorp
5.750% due 04/01/2037	60	73
6.000% due 01/15/2039	2,040	2,538
6.100% due 08/01/2036	60	76
Petrobras Global Finance BV
5.375% due 01/27/2021	2,800	2,050
6.875% due 01/20/2040	11,900	7,750
7.875% due 03/15/2019	10,500	8,659
Petroleos Mexicanos
5.625% due 01/23/2046	8,800	7,238
6.500% due 06/02/2041	23,400	21,668
6.625% due 06/15/2035	520	490
6.625% due 06/15/2038	3,600	3,303
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,398
3.600% due 11/01/2024	2,200	2,064
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,852
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,747
PSEG Power LLC
8.625% due 04/15/2031	600	816
Public Service Co. of Colorado
6.250% due 09/01/2037	235	306
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,619
5.800% due 05/01/2037	145	179
Puget Energy, Inc.
6.000% due 09/01/2021	7,400	8,552
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	956
Rosneft Finance S.A.
6.625% due 03/20/2017	500	517
7.500% due 07/18/2016	1,100	1,133
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,419
4.375% due 05/11/2045	4,500	4,449
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,823
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,361
6.000% due 01/15/2034	3,600	4,398
Telecom Italia Capital S.A.
7.721% due 06/04/2038	3,900	4,251
Verizon Communications, Inc.
4.522% due 09/15/2048	39,586	34,948
4.672% due 03/15/2055	11,328	9,801
4.862% due 08/21/2046	24,000	22,543
5.012% due 08/21/2054	10,819	9,936
5.850% due 09/15/2035	3,062	3,329
6.400% due 09/15/2033	2,052	2,359
6.550% due 09/15/2043	2,037	2,420
Virginia Electric & Power Co.
6.000% due 01/15/2036	20	25
Vodafone Group PLC
6.150% due 02/27/2037	10,410	11,115

		463,234

Total Corporate Bonds & Notes (Cost $1,945,646)		1,967,852

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 5.3%

CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$12,100	$16,663
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	27,779
7.500% due 04/01/2034	200	280
7.550% due 04/01/2039	100	144
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,007
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,477
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	588
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,143
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,563
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	14,882
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,961
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	2,180	2,655
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	13,782

		92,924

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,258

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,247
6.655% due 04/01/2057	8,500	9,991

		16,238

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	12,900	13,607
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	560

		14,167

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015
4.927% due 04/15/2045	$2,600	$2,502

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	6,100	7,217

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,590

NEW YORK 0.4%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.040% due 06/15/2031	2,000	2,581
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,149
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	345
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	8,403

		16,478

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	11,480	15,782
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	331
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	4,828

		20,941

PENNSYLVANIA 0.0%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	640

TEXAS 0.6%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,001
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF Insured), Series 2008
10.120% due 02/15/2031	1,300	1,637
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
10.130% due 10/01/2031	2,400	3,240
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	13,100	13,112

		24,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	$8,050	$7,039

Total Municipal Bonds & Notes (Cost $186,659)		208,127

U.S. GOVERNMENT AGENCIES 23.0%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030 (a)	124,562	107,205
0.254% due 07/25/2037	42	40
0.324% due 03/25/2036	11	11
0.394% due 10/27/2037	1,841	1,831
0.594% due 09/25/2032	11	11
1.383% due 06/01/2043	221	227
1.739% due 06/01/2035	1,303	1,371
1.847% due 10/01/2035	591	625
1.874% due 04/01/2035	652	691
1.879% due 12/01/2034	922	973
1.925% due 06/01/2035	1,021	1,074
2.196% due 09/01/2035	74	78
2.275% due 05/25/2035	1,138	1,201
2.277% due 12/01/2033	54	57
2.490% due 08/01/2035	104	111
2.552% due 11/01/2034	1,541	1,644
3.314% due 09/25/2020	20,000	21,498
4.000% due 02/25/2019	26	27
5.000% due 08/25/2033	55	63
5.181% due 11/01/2035	32	33
5.500% due 04/25/2033 - 09/25/2035	3,917	4,663
5.625% due 04/17/2028 - 07/15/2037	47,925	64,808
5.900% due 07/25/2042	14	16
6.000% due 07/25/2031 - 04/18/2036	15,779	16,407
6.080% due 09/01/2028	1,800	2,434
6.210% due 08/06/2038	12,900	18,503
6.250% due 05/15/2029	14,400	20,015
6.625% due 11/15/2030	15,860	22,947
6.643% due 05/25/2032	8	8
Federal Farm Credit Bank
5.125% due 07/09/2029	500	622
5.750% due 12/07/2028	20	26
Federal Home Loan Bank
6.640% due 12/13/2016	50	54
Financing Corp.
0.000% due 12/27/2018 - 09/26/2019 (a)	5,300	5,067
Freddie Mac
0.000% due 03/15/2031 (a)	13,400	7,871
0.357% due 08/15/2019 - 10/15/2020	178	178
0.437% due 02/15/2019	73	73
0.607% due 01/15/2033	7	7
0.707% due 09/15/2030	3	3
1.383% due 10/25/2044 - 02/25/2045	66	68
2.191% due 10/01/2035	100	106
2.350% due 04/01/2035	93	99
2.476% due 06/01/2035	45	47
4.000% due 06/15/2041	12,857	14,345
5.000% due 03/01/2038 - 12/01/2038	1,815	2,003
5.400% due 03/17/2021	500	509

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/15/2024 - 10/01/2045	$1,076	$1,195
6.000% due 06/15/2035 - 10/01/2037	12,390	14,125
6.250% due 07/15/2032	1,500	2,129
6.500% due 10/25/2043	98	115
6.750% due 03/15/2031	10,100	14,783
8.250% due 06/01/2016	130	137
Ginnie Mae
1.750% due 05/20/2030	104	107
5.000% due 03/20/2040	9,971	11,467
Israel Government AID Bond
0.000% due 03/15/2022 - 11/01/2024 (a)	35,822	29,238
5.500% due 09/18/2023 - 09/18/2033	98,331	123,010
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030 (a)	347,802	230,307
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029 (a)	51,736	37,858
Small Business Administration
5.290% due 12/01/2027	695	772
5.510% due 11/01/2027	186	209
Tennessee Valley Authority
4.625% due 09/15/2060	16,300	17,937
4.875% due 01/15/2048	4,050	4,742
5.375% due 04/01/2056	1,383	1,719
5.880% due 04/01/2036	21,400	28,190
6.235% due 07/15/2045	1,022	1,201
7.125% due 05/01/2030	45,000	64,842

Total U.S. Government Agencies (Cost $799,198)		903,733

U.S. TREASURY OBLIGATIONS 23.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(j)	104,850	102,347
2.750% due 11/15/2042 (f)	150,450	146,638
3.000% due 05/15/2042 (f)(h)	49,500	50,823
3.000% due 11/15/2044 (f)	85,000	86,881
3.125% due 02/15/2042 (f)(j)	131,000	137,976
3.125% due 02/15/2043 (f)(j)	55,886	58,573
3.875% due 08/15/2040 (h)(j)	8,800	10,491
4.375% due 11/15/2039 (f)(j)	9,000	11,556
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043	19,204	16,232
0.750% due 02/15/2042	16,159	14,190
0.750% due 02/15/2045	71,146	61,905
1.375% due 02/15/2044	38,093	38,765
U.S. Treasury Strips (a)
0.000% due 05/15/2033	8,800	5,444
0.000% due 11/15/2033	18,800	11,442
0.000% due 05/15/2034	10,700	6,386
0.000% due 08/15/2039	13,100	6,538
0.000% due 11/15/2039	101,700	50,240
0.000% due 05/15/2040	19,850	9,613
0.000% due 08/15/2040	43,900	21,006
0.000% due 11/15/2040	110,700	52,538
0.000% due 05/15/2042	1,300	586
0.000% due 08/15/2042	17,880	7,959
0.000% due 11/15/2042	22,800	10,054

Total U.S. Treasury Obligations (Cost $885,048)		918,183

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 4.1%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	$6,000	$6,997
American Home Mortgage Assets Trust
1.119% due 11/25/2046	2,372	1,236
American Home Mortgage Investment Trust
2.534% due 02/25/2045	26	26
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	13,300	14,011
Banc of America Funding Trust
2.693% due 02/20/2036	1,244	1,238
2.717% due 05/25/2035	29	30
2.914% due 01/20/2047 ^	78	66
Banc of America Mortgage Trust
6.500% due 09/25/2033	2	2
Banc of America Re-REMIC Trust
5.811% due 02/24/2051	4,864	5,035
5.874% due 12/24/2049	7,960	8,268
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	422	425
2.515% due 03/25/2035	153	155
2.625% due 05/25/2034	5	5
2.660% due 10/25/2035	208	206
2.680% due 03/25/2035	1,433	1,443
2.753% due 10/25/2035	168	169
2.767% due 11/25/2030	91	88
2.770% due 11/25/2034	69	66
2.795% due 05/25/2047 ^	2,720	2,442
2.833% due 02/25/2034	25	24
Bear Stearns ALT-A Trust
2.697% due 09/25/2035	9,139	7,799
2.709% due 11/25/2036	243	177
2.784% due 11/25/2036	380	292
Chase Mortgage Finance Trust
2.465% due 03/25/2037 ^	864	810
5.500% due 11/25/2035	5,000	4,936
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037	82	59
0.991% due 08/25/2035 ^	479	374
2.210% due 09/25/2035	286	287
2.420% due 09/25/2035	216	218
2.730% due 10/25/2035	144	143
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	462	484
Countrywide Alternative Loan Trust
0.384% due 09/25/2046 ^	2,175	1,896
0.411% due 12/20/2046	1,626	1,216
0.426% due 03/20/2046	384	306
0.474% due 02/25/2037	175	140
5.500% due 03/25/2036 ^	170	146
6.250% due 08/25/2037 ^	243	209
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	166	141
0.514% due 03/25/2035	507	400
2.330% due 02/20/2036	308	269
2.448% due 11/25/2034	214	203
2.506% due 02/20/2035	83	83
2.553% due 11/20/2034	40	39
2.560% due 04/20/2035	41	41
2.593% due 02/20/2036 ^	210	196
2.691% due 08/25/2034 ^	198	174
2.766% due 08/25/2034 ^	67	59
5.250% due 05/25/2035	260	245
Countrywide Home Loan Reperforming REMIC Trust
0.614% due 07/25/2036	8,558	7,867

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.285% due 07/25/2033	$50	$49
2.580% due 08/25/2033	25	25
DBUBS Mortgage Trust
1.557% due 07/12/2044	6,310	6,300
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	10	10
Downey Savings & Loan Association Mortgage Loan Trust
0.476% due 08/19/2045	253	228
First Horizon Mortgage Pass-Through Trust
2.644% due 12/25/2034	14	14
2.726% due 08/25/2035	58	52
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,050	4,207
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,626
GSR Mortgage Loan Trust
2.702% due 09/25/2035	159	160
3.749% due 11/25/2035	29	28
HarborView Mortgage Loan Trust
0.396% due 07/19/2046	3,542	2,124
0.406% due 01/19/2038	906	771
0.456% due 03/19/2036	317	231
2.744% due 07/19/2035 ^	221	187
IndyMac Mortgage Loan Trust
0.394% due 06/25/2047	1,194	918
2.551% due 12/25/2034	42	40
2.677% due 04/25/2037	249	205
2.787% due 04/25/2037 ^	533	399
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,045
5.429% due 12/12/2043	572	589
JPMorgan Mortgage Trust
2.620% due 07/25/2035	6,032	6,152
2.672% due 02/25/2035	16	16
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	2,389	2,576
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046	1,051	787
2.763% due 11/21/2034	310	320
MASTR Alternative Loan Trust
5.500% due 01/25/2025	134	135
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	104	102
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030	119	114
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036	562	519
0.444% due 11/25/2035	12	11
1.197% due 10/25/2035	24	23
1.673% due 10/25/2035	118	115
2.248% due 05/25/2033	36	35
2.435% due 02/25/2034	23	23
2.740% due 07/25/2034	266	266
2.934% due 05/25/2033	14	13
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.073% due 08/12/2049	3,700	3,928
Morgan Stanley Capital Trust
5.332% due 12/15/2043	445	458
Prime Mortgage Trust
0.594% due 02/25/2034	6	6
Residential Accredit Loans, Inc. Trust
0.404% due 04/25/2046	296	154
6.000% due 06/25/2036	117	96

52	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^	$339	$175
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2035	13,400	13,410
Structured Adjustable Rate Mortgage Loan Trust
0.414% due 05/25/2037	393	322
1.597% due 01/25/2035	130	104
2.402% due 12/25/2034	408	402
2.569% due 08/25/2035	51	48
Structured Asset Mortgage Investments Trust
0.404% due 04/25/2036	1,719	1,306
0.414% due 05/25/2036	383	289
0.466% due 07/19/2035	98	92
0.474% due 02/25/2036	816	665
0.504% due 12/25/2035	14	10
0.876% due 10/19/2034	47	46
Structured Asset Securities Corp.
2.474% due 12/25/2033	44	43
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032	18	17
2.516% due 02/25/2032	23	23
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 12/25/2045	140	135
0.484% due 10/25/2045	1,817	1,694
0.504% due 01/25/2045	92	87
0.899% due 02/25/2047 ^	1,076	866
0.899% due 03/25/2047 ^	586	464
0.929% due 01/25/2047	4	3
0.959% due 04/25/2047	2,238	1,903
1.199% due 08/25/2046	3,388	2,839
1.583% due 08/25/2042	3	3
2.026% due 12/25/2036 ^	548	488
2.159% due 05/25/2046	54	47
2.159% due 09/25/2046	36	33
2.159% due 10/25/2046	10	9
2.159% due 11/25/2046	108	98
2.294% due 02/25/2037 ^	821	736
2.433% due 03/25/2034	330	332
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	14	13
Washington Mutual Mortgage Pass-Through Certificates Trust
1.169% due 05/25/2046	863	654
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,318
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035	32	33
2.651% due 03/25/2036	1,364	1,353
2.722% due 09/25/2034	145	149

Total Mortgage-Backed Securities (Cost $151,260)		161,407

ASSET-BACKED SECURITIES 0.9%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	5,374	5,733
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust
0.744% due 09/25/2034	2	2
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	54	54
Bear Stearns Asset-Backed Securities Trust
2.927% due 07/25/2036	135	128
2.984% due 10/25/2036	51	50
Centex Home Equity Loan Trust
4.680% due 06/25/2032	127	130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		$16	$11
Countrywide Asset-Backed Certificates
0.374% due 09/25/2036		109	107
0.674% due 12/25/2031		10	8
Credit-Based Asset Servicing and Securitization LLC
0.264% due 01/25/2037 ^		38	17
0.319% due 07/25/2037		35	24
1.094% due 07/25/2035		127	117
4.458% due 04/25/2037		1,130	1,092
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034		925	926
First NLC Trust
0.264% due 08/25/2037		25	14
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036		2	1
GSAMP Trust
0.264% due 12/25/2036		9	5
Lehman ABS Mortgage Loan Trust
0.284% due 06/25/2037		23	15
Long Beach Mortgage Loan Trust
0.754% due 10/25/2034		5	4
MASTR Specialized Loan Trust
0.454% due 02/25/2036		9,736	8,475
MESA Trust
0.994% due 12/25/2031		50	46
New Century Home Equity Loan Trust
0.934% due 08/25/2034		17	15
1.274% due 01/25/2034		384	360
5.035% due 08/25/2035		355	375
Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		726	766
Securitized Asset-Backed Receivables LLC Trust
0.324% due 05/25/2037 ^		70	50
SLM Student Loan Trust
0.795% due 10/25/2017		463	463
1.795% due 04/25/2023		14,803	14,855
Soundview Home Loan Trust
0.274% due 06/25/2037		16	10

Total Asset-Backed Securities (Cost $32,946)			33,854

SOVEREIGN ISSUES 3.1%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,024
Colombia Government International Bond
6.125% due 01/18/2041		8,700	8,656
7.375% due 09/18/2037		720	812
Italy Buoni Poliennali Del Tesoro
4.750% due 09/01/2044	EUR	4,200	6,521
5.000% due 09/01/2040		10,100	15,890
Mexico Government International Bond
3.600% due 01/30/2025		$22,946	22,602
4.600% due 01/23/2046		3,490	3,119
5.125% due 01/15/2020		1,828	2,015
5.550% due 01/21/2045		350	360
5.750% due 10/12/2110		10,400	9,776
6.050% due 01/11/2040		4,785	5,258
7.750% due 05/29/2031	MXN	255,900	16,850
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	14,080
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	13,912

Total Sovereign Issues (Cost $124,353)			121,875

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%
American International Group, Inc.	3,712	$211

Total Common Stocks (Cost $108)		211

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (c)	15,300	17,867

Total Convertible Preferred Securities (Cost $15,982)		17,867

PREFERRED SECURITIES 0.1%

UTILITIES 0.1%
Entergy Louisiana LLC
4.700% due 06/01/2063	20,000	474
Entergy Texas, Inc.
5.625% due 06/01/2064	156,000	3,953
SCE Trust
5.750% due 03/15/2024 (c)	43,000	1,169

Total Preferred Securities (Cost $5,375)		5,596

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (e) 0.0%
		1,144

Total Short-Term Instruments (Cost $1,144)		1,144

Total Investments in Securities (Cost $4,153,974)		4,346,248

INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	3,780,172	37,480

Total Short-Term Instruments (Cost $37,484)		37,480

Total Investments in Affiliates (Cost $37,484)		37,480

Total Investments 111.6% (Cost $4,191,458)		$4,383,728

Financial Derivative Instruments (g)(i) (0.1%) (Cost or Premiums, net $(556))		(5,144)

Other Assets and Liabilities, net (11.5%)		(450,007)

Net Assets 100.0%		$3,928,577

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Zero coupon bond.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$6,255	$6,399	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,144	U.S. Treasury Notes 4.875% due 08/15/2016	$(1,170)	$1,144	$1,144

Total Repurchase Agreements						$(1,170)	$1,144	$1,144

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.400%	08/25/2015	10/06/2015	$(16,700)	$(16,707)
IND	0.230%	08/04/2015	10/05/2015	(22,688)	(22,696)
SCX	0.360%	08/18/2015	10/19/2015	(40,446)	(40,463)
	0.360%	08/20/2015	10/20/2015	(29,180)	(29,192)
	0.360%	08/21/2015	10/21/2015	(65,606)	(65,633)
	0.360%	08/26/2015	10/20/2015	(101,436)	(101,472)
	0.370%	08/24/2015	10/05/2015	(56,372)	(56,394)
	0.370%	09/29/2015	10/05/2015	(37,648)	(37,649)
	0.400%	09/09/2015	10/09/2015	(16,619)	(16,624)
	0.400%	09/10/2015	10/13/2015	(17,014)	(17,018)
	0.450%	09/14/2015	10/05/2015	(51,180)	(51,191)
	0.470%	09/21/2015	10/05/2015	(4,669)	(4,670)

Total Reverse Repurchase Agreements					$(459,709)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.510%	09/28/2015	10/05/2015	$(27,603)	$(27,612)

Total Sale-Buyback Transactions					$(27,612)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $599,700 at a weighted average interest rate of 0.259%.
(3)	Payable for sale-buyback transactions includes $7 of deferred price drop.

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	10/01/2045	$12,000	$(13,206)	$(13,226)
Fannie Mae	6.000%	10/01/2045	5,000	(5,645)	(5,654)
Freddie Mac	5.500%	10/01/2045	1,000	(1,112)	(1,109)
Freddie Mac	5.500%	11/01/2045	1,000	(1,108)	(1,108)

Total Short Sales				$(21,071)	$(21,097)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $482,736 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
GRE	$0	$(16,707)	$0	$(16,707)	$16,470	$(237)
IND	0	(22,696)	0	(22,696)	22,588	(108)
SCX	0	(420,306)	0	(420,306)	415,929	(4,377)
SGY	0	0	0	0	(98)	(98)
SSB	1,144	0	0	1,144	(1,170)	(26)

Master Securities Forward Transaction Agreement
GSC	0	0	(27,612)	(27,612)	27,280	(332)

Total Borrowings and Other Financing Transactions	$1,144	$(459,709)	$(27,612)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(459,709)	$0	$0	$(459,709)

Total	$0	$(459,709)	$0	$0	$(459,709)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(27,612)	0	0	(27,612)

Total	$0	$(27,612)	$0	$0	$(27,612)

Total Borrowings	$0	$(487,321)	$0	$0	$(487,321)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(487,321)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2015	4	$0	$0	$0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	206	420	0	(142)

Total Futures Contracts				$420	$0	$(142)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$359,000	$1,909	$(3,946)	$13	$0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	52,400	188	(17)	1	(10)

				$2,097	$(3,963)	$14	$(10)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	$	126,400	$(3,835)	$(3,018)	$0	$(3,835)
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	211,800	1,371	(820)	20	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		28,000	(33)	(73)	10	0

						$(2,497)	$(3,911)	$30	$(3,835)

Total Swap Agreements						$(400)	$(7,874)	$44	$(3,845)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $4,353 and cash of $7,830 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$46	$46	$0	$(142)	$(3,845)	$(3,987)

(4)	Unsettled variation margin asset of $2 for swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2015	$	12,372	GBP	8,138	$0	$(61)
	11/2015	GBP	8,138	$	12,370	61	0

CBK	11/2015	EUR	78,941		86,047	0	(2,217)

FBF	12/2015	MXN	285,028		16,743	0	(16)

HUS	10/2015	JPY	4,793,800		40,128	168	0

JPM	11/2015	CAD	1,078		818	10	0

MSB	10/2015	$	39,915	JPY	4,793,800	45	0
	11/2015	JPY	4,793,800	$	39,932	0	(44)

SCX	10/2015	GBP	8,138		12,636	326	0

Total Forward Foreign Currency Contracts						$610	$(2,338)

56	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$	35,300	$3,106	$1,204

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		36,600	3,221	1,248

								$6,327	$2,452

Total Purchased Options								$6,327	$2,452

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(42)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$	77,400	$(3,212)	$(938)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017		80,400	(3,336)	(974)

								$(6,548)	$(1,912)

Total Written Options								$(6,915)	$(1,954)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$877,600	$(13,826)
Sales	252,800	(1,908)
Closing Buys	(735,600)	7,595
Expirations	(69,800)	407
Exercised	(126,400)	817

Balance at End of Period	$198,600	$(6,915)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Telstra Corp. Ltd.	1.000%	06/20/2021	0.794%	$	2,300	$32	$(5)	$27	$0

Total Swap Agreements							$32	$(5)	$27	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $5,110 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$61	$1,204	$0	$1,265	$(61)	$(938)	$0	$(999)	$266	$(330)	$(64)
CBK	0	0	0	0	(2,217)	(42)	0	(2,259)	(2,259)	1,125	(1,134)
DUB	0	0	27	27	0	0	0	0	27	1,577	1,604
FBF	0	0	0	0	(16)	0	0	(16)	(16)	0	(16)
GLM	0	0	0	0	0	0	0	0	0	298	298
HUS	168	0	0	168	0	0	0	0	168	(360)	(192)
JPM	10	1,248	0	1,258	0	(974)	0	(974)	284	(280)	4
MSB	45	0	0	45	(44)	0	0	(44)	1	0	1
SCX	326	0	0	326	0	0	0	0	326	(290)	36

Total Over the Counter	$610	$2,452	$27	$3,089	$(2,338)	$(1,954)	$0	$(4,292)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$14	$0	$0	$32	$46

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$610	$0	$610
Purchased Options	0	0	0	0	2,452	2,452
Swap Agreements	0	27	0	0	0	27

	$0	$27	$0	$610	$2,452	$3,089

	$0	$41	$0	$610	$2,484	$3,135

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$142	$142
Swap Agreements	0	10	0	0	3,835	3,845

	$0	$10	$0	$0	$3,977	$3,987

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,338	$0	$2,338
Written Options	0	0	0	0	1,954	1,954

	$0	$0	$0	$2,338	$1,954	$4,292

	$0	$10	$0	$2,338	$5,931	$8,279

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,235)	$(2,235)
Swap Agreements	0	1,246	0	0	2,682	3,928

	$0	$1,246	$0	$0	$447	$1,693

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,778	$0	$4,778
Purchased Options	0	0	0	0	(919)	(919)
Written Options	0	0	0	0	5,918	5,918
Swap Agreements	0	13	0	0	0	13

	$0	$13	$0	$4,778	$4,999	$9,790

	$0	$1,259	$0	$4,778	$5,446	$11,483

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(11)	$(11)
Swap Agreements	0	(4,427)	0	0	3,758	(669)

	$0	$(4,427)	$0	$0	$3,747	$(680)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,069)	$0	$(7,069)
Purchased Options	0	0	0	0	856	856
Written Options	0	0	0	0	(875)	(875)
Swap Agreements	0	(26)	0	0	0	(26)

	$0	$(26)	$0	$(7,069)	$(19)	$(7,114)

	$0	$(4,453)	$0	$(7,069)	$3,728	$(7,794)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$6,399	$6,399
Corporate Bonds & Notes
Banking & Finance	0	659,773	0	659,773
Industrials	0	824,282	20,563	844,845
Utilities	0	463,234	0	463,234
Municipal Bonds & Notes
California	0	92,924	0	92,924
Colorado	0	1,258	0	1,258
Georgia	0	16,238	0	16,238
Illinois	0	14,167	0	14,167
Iowa	0	143	0	143
Kansas	0	2,502	0	2,502
Michigan	0	7,217	0	7,217
Mississippi	0	3,590	0	3,590
New York	0	16,478	0	16,478
Ohio	0	20,941	0	20,941
Pennsylvania	0	640	0	640
Texas	0	24,990	0	24,990
West Virginia	0	7,039	0	7,039
U.S. Government Agencies	0	903,733	0	903,733
U.S. Treasury Obligations	0	918,183	0	918,183
Mortgage-Backed Securities	0	161,407	0	161,407
Asset-Backed Securities	0	28,121	5,733	33,854
Sovereign Issues	0	121,875	0	121,875
Common Stocks
Financials	211	0	0	211
Convertible Preferred Securities
Banking & Finance	0	17,867	0	17,867
Preferred Securities
Utilities	4,427	1,169	0	5,596
Short-Term Instruments
Repurchase Agreements	0	1,144	0	1,144
	$4,638	$4,308,915	$32,695	$4,346,248

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,480	$0	$0	$37,480

Total Investments	$42,118	$4,308,915	$32,695	$4,383,728

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,097)	$0	$(21,097)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	44	0	44
Over the counter	0	3,089	0	3,089
	$0	$3,133	$0	$3,133

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(142)	(3,845)	0	(3,987)
Over the counter	0	(4,292)	0	(4,292)
	$(142)	$(8,137)	$0	$(8,279)

Totals	$41,976	$4,282,814	$32,695	$4,357,485

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.1%

CORPORATE BONDS & NOTES 1.9%

BANKING & FINANCE 1.2%
American Express Credit Corp.
0.619% due 09/22/2017	$2,500	$2,488
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,586

		10,074

INDUSTRIALS 0.7%
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,765	5,980

Total Corporate Bonds & Notes (Cost $15,464)		16,054

MUNICIPAL BONDS & NOTES 0.1%

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	832

Total Municipal Bonds & Notes (Cost $714)		832

U.S. GOVERNMENT AGENCIES 30.1%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030 (b)	16,282	11,280
0.254% due 07/25/2037	406	382
0.413% due 03/18/2031	134	134
0.644% due 10/25/2030	4	4
0.794% due 10/25/2017	19	19
1.094% due 04/25/2032	43	44
1.244% due 03/25/2022	43	43
1.383% due 06/01/2043 - 03/01/2044	653	669
2.000% due 10/01/2024	36	36
2.193% due 04/01/2028	28	29
2.273% due 11/01/2034	155	164
2.345% due 08/01/2026	7	7
2.357% due 11/01/2023	24	25
2.387% due 07/01/2035	110	117
2.402% due 02/01/2028	5	5
2.440% due 05/01/2025	5	5
2.621% due 12/01/2027	30	31
3.000% due 10/01/2024	1	1
3.500% due 06/25/2044	2,492	2,529
3.765% due 12/01/2025	2,300	2,499
4.000% due 09/25/2044 - 10/25/2044	12,505	13,518
4.250% due 04/25/2037	460	500
4.500% due 10/25/2023 - 06/25/2025	4,299	4,610
5.000% due 10/25/2033 - 08/25/2036	8,075	8,944
5.380% due 07/01/2033	2,036	2,298
5.625% due 04/17/2028 - 07/15/2037	10,082	13,748
6.000% due 05/17/2027	369	401
6.500% due 02/01/2022 - 08/01/2037	1,909	2,180
6.625% due 11/15/2030	8,100	11,720
6.750% due 06/25/2032	2,507	2,857
6.900% due 05/25/2023	61	68
6.950% due 07/25/2020	11	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 12/25/2022 - 03/01/2038	$2,325	$2,641
7.800% due 10/25/2022	8	10
9.000% due 06/01/2027 - 11/01/2030	35	38
Federal Farm Credit Bank
5.125% due 07/09/2029	675	840
5.750% due 12/07/2028	500	659
Federal Housing Administration
6.896% due 07/01/2020	311	295
7.000% due 11/25/2019	69	69
7.430% due 10/01/2022 - 01/01/2024	22	22
Financing Corp.
0.000% due 09/26/2019 (b)	2,500	2,352
Freddie Mac
0.607% due 01/15/2033	79	80
0.707% due 04/15/2029 - 12/15/2032	75	76
0.757% due 06/15/2031	33	33
1.207% due 09/15/2021	12	12
1.360% due 10/25/2023	35	35
1.383% due 10/25/2044	3,525	3,647
1.583% due 07/25/2044	934	959
2.262% due 01/01/2028	24	25
2.271% due 01/01/2028	16	16
2.369% due 02/01/2028	45	46
2.375% due 05/01/2022	3	3
2.381% due 10/01/2026	16	16
2.445% due 06/01/2022	2	2
2.450% due 09/01/2027	24	24
3.500% due 05/15/2042	5,490	5,443
4.000% due 07/15/2042	3,874	4,060
4.500% due 02/15/2035 - 07/15/2035	7,986	8,540
5.000% due 04/15/2033	3	3
5.500% due 07/15/2033 - 06/15/2035	6,312	7,381
5.625% due 11/23/2035	19,400	19,542
6.000% due 05/15/2028 - 09/15/2029	53	60
6.250% due 09/15/2023	717	772
6.500% due 08/01/2022 - 10/25/2043	676	766
6.750% due 03/15/2031	100	146
7.000% due 07/15/2022 - 01/15/2024	167	185
Ginnie Mae
1.166% due 03/20/2031	325	331
1.625% due 11/20/2021 - 11/20/2027	196	203
1.750% due 04/20/2017 - 05/20/2032	615	634
2.000% due 02/20/2017 - 10/20/2026	30	31
2.500% due 09/20/2017 - 03/20/2025	33	33
3.000% due 12/20/2017 - 08/20/2018	13	13
3.500% due 03/20/2021	5	5
4.000% due 08/20/2044 - 09/20/2044	25,665	27,468
6.000% due 08/20/2033	2,812	3,222
6.500% due 08/20/2034 - 09/20/2034	21	25
7.000% due 03/16/2029	791	982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
0.573% due 11/06/2017	$959	$961
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,451	2,696
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030 (b)	90,768	58,990
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029 (b)	12,439	8,457
Small Business Administration
5.240% due 08/01/2023	990	1,087
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,502
5.375% due 04/01/2056	4,900	6,092
Tennessee Valley Authority Strips
0.000% due 05/01/2030 (b)	7,400	4,428

Total U.S. Government Agencies (Cost $237,699)		258,837

U.S. TREASURY OBLIGATIONS 72.6%
U.S. Treasury Bonds
2.750% due 08/15/2042	34,600	33,774
2.750% due 11/15/2042	58,200	56,725
3.000% due 11/15/2044	137,900	140,953
3.000% due 05/15/2045 (e)	127,600	130,708
3.125% due 02/15/2042	7,200	7,584
3.125% due 02/15/2043	52,300	54,814
3.375% due 05/15/2044	25,400	27,898
3.875% due 08/15/2040	21,900	26,107
4.375% due 11/15/2039	40,700	52,257
4.500% due 08/15/2039	21,300	27,810
4.625% due 02/15/2040 (h)	1,400	1,862
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2045	18,445	16,049
U.S. Treasury Strips (b)
0.000% due 05/15/2028	13,300	9,772
0.000% due 02/15/2033	20,400	12,741
0.000% due 05/15/2033	19,700	12,187
0.000% due 05/15/2034	800	477
0.000% due 11/15/2034	2,300	1,350
0.000% due 05/15/2040	17,150	8,306
0.000% due 08/15/2040	5,500	2,632
0.000% due 11/15/2042	1,100	485

Total U.S. Treasury Obligations (Cost $616,276)		624,491

MORTGAGE-BACKED SECURITIES 5.0%
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	9,800	10,324
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	328	343
Bear Stearns Adjustable Rate Mortgage Trust
2.459% due 04/25/2033	41	41
2.595% due 02/25/2033	20	19
2.725% due 01/25/2034	96	98
2.833% due 02/25/2034	262	258
Bear Stearns ALT-A Trust
2.697% due 09/25/2035	783	669
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,184
5.746% due 09/11/2042	113	113
5.895% due 06/11/2040	301	302
Bear Stearns Mortgage Securities, Inc.
2.744% due 06/25/2030	2	2

60	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Trust
5.989% due 12/10/2049	$513	$544
Countrywide Alternative Loan Trust
0.374% due 05/25/2047	868	738
0.404% due 05/25/2035	726	605
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035	209	175
0.514% due 03/25/2035	1,205	927
Credit Suisse Commercial Mortgage Trust
3.953% due 09/15/2037	10,000	10,571
Credit Suisse First Boston Mortgage Securities Corp.
2.285% due 07/25/2033	287	285
5.750% due 04/22/2033	128	132
6.500% due 04/25/2033	4	4
First Republic Bank Mortgage Pass-Through Certificates
0.674% due 06/25/2030	81	81
HarborView Mortgage Loan Trust
0.436% due 05/19/2035	589	491
0.456% due 03/19/2036	634	463
2.744% due 07/19/2035 ^	381	323
Impac CMB Trust
0.694% due 10/25/2035	3,049	2,540
JPMorgan Chase Commercial Mortgage Securities Trust
5.866% due 02/12/2049	213	218
5.882% due 02/15/2051	206	217
JPMorgan Mortgage Trust
2.620% due 07/25/2035	359	366
MASTR Asset Securitization Trust
5.500% due 09/25/2033	58	60
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.433% due 10/25/2035	2,990	2,823
Residential Accredit Loans, Inc. Trust
0.494% due 08/25/2035	559	434
0.594% due 01/25/2033	4	4
0.594% due 03/25/2033	33	33
6.000% due 06/25/2036	1,549	1,271
Sequoia Mortgage Trust
0.566% due 07/20/2033	451	427
0.916% due 10/19/2026	22	22
0.976% due 10/20/2027	8	8
Structured Adjustable Rate Mortgage Loan Trust
0.414% due 05/25/2037	1,761	1,443

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.414% due 05/25/2036	$213	$160
0.876% due 09/19/2032	15	15
1.056% due 10/19/2033	179	161
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045	44	41
0.504% due 01/25/2045	733	695
0.993% due 12/25/2046	781	716
1.199% due 02/25/2046	1,261	1,165
1.583% due 08/25/2042	23	22
1.599% due 06/25/2042	36	35
2.159% due 08/25/2046	445	401
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	19	19
Wells Fargo Mortgage-Backed Securities Trust
2.651% due 03/25/2036	1,077	1,066

Total Mortgage-Backed Securities (Cost $44,827)		43,055

ASSET-BACKED SECURITIES 0.3%
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.854% due 10/25/2032	82	79
1.194% due 11/25/2042	458	437
Carrington Mortgage Loan Trust
0.514% due 10/25/2035	8	8
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036	17	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	47
Massachusetts Educational Financing Authority
1.245% due 04/25/2038	426	427
Soundview Home Loan Trust
0.254% due 11/25/2036	190	75
Specialty Underwriting & Residential Finance Trust
0.994% due 10/25/2035	1,989	1,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036	$118	$61

Total Asset-Backed Securities (Cost $3,268)		3,078

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (d) 0.1%
		632

U.S. TREASURY BILLS 0.0%
0.145% due 01/14/2016 (a)(h)	237	237

Total Short-Term Instruments (Cost $869)		869

Total Investments in Securities (Cost $919,117)		947,216

	SHARES
INVESTMENTS IN AFFILIATES 1.1%

SHORT-TERM INSTRUMENTS 1.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	964,064	9,559

Total Short-Term Instruments (Cost $9,559)		9,559

Total Investments in Affiliates (Cost $9,559)		9,559

Total Investments 111.2% (Cost $928,676)		$956,775

Financial Derivative Instruments (f)(g) (0.1%) (Cost or Premiums, net $(302))		(565)

Other Assets and Liabilities, net (11.1%)		(95,704)

Net Assets 100.0%		$860,506

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$632	U.S. Treasury Notes 1.875% due 06/30/2020	$(647)	$632	$632

Total Repurchase Agreements						$(647)	$632	$632

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.250%	09/09/2015	10/09/2015	$(2,236)	$(2,236)
	0.400%	09/11/2015	10/13/2015	(61,282)	(61,295)

Total Reverse Repurchase Agreements					$(63,531)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.510%	09/18/2015	10/02/2015	$(29,830)	$(29,838)

Total Sale-Buyback Transactions					$(29,838)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $167,252 at a weighted average interest rate of 0.245%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(e)	Securities with an aggregate market value of $95,060 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
JPS	$0	$(63,531)	$0	$(63,531)	$62,769	$(762)
SGY	0	0	0	0	(11)	(11)
SSB	632	0	0	632	(647)	(15)

Master Securities Forward Transaction Agreement
GSC	0	0	(29,838)	(29,838)	29,481	(357)

Total Borrowings and Other Financing Transactions	$632	$(63,531)	$(29,838)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(63,531)	$0	$0	$(63,531)

Total	$0	$(63,531)	$0	$0	$(63,531)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(29,838)	0	0	(29,838)

Total	$0	$(29,838)	$0	$0	$(29,838)

Total Borrowings	$0	$(93,369)	$0	$0	$(93,369)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(93,369)

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$26,100	$(713)	$(592)	$16	$0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	25,400	(770)	(606)	0	(771)

Total Swap Agreements					$(1,483)	$(1,198)	$16	$(771)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $357 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$16	$16	$0	$0	$(771)	$(771)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$	28,000	$2,464	$955

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017		600	53	20

Total Purchased Options								$2,517	$975

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(8)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(17)

						$(217)	$(25)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$	62,700	$(2,602)	$(760)

Total Written Options								$(2,819)	$(785)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$268,500	$(7,378)
Sales	50,800	(384)
Closing Buys	(190,400)	4,685
Expirations	(16,000)	93
Exercised	(25,400)	165

Balance at End of Period	$87,500	$(2,819)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $820 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$0	$955	$0	$955	$0	$(760)	$0	$(760)	$195	$0	$195
CBK	0	0	0	0	0	(25)	0	(25)	(25)	0	(25)
DUB	0	0	0	0	0	0	0	0	0	390	390
JPM	0	20	0	20	0	0	0	0	20	0	20

Total Over the Counter	$0	$975	$0	$975	$0	$(785)	$0	$(785)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$16	$16

Over the counter
Purchased Options	$0	$0	$0	$0	$975	$975

	$0	$0	$0	$0	$991	$991

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$771	$771

Over the counter
Written Options	$0	$0	$0	$0	$785	$785

	$0	$0	$0	$0	$1,556	$1,556

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(129)	$(129)
Swap Agreements	0	0	0	0	(3,018)	(3,018)

	$0	$0	$0	$0	$(3,147)	$(3,147)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,406)	$(1,406)
Written Options	0	0	0	0	2,327	2,327

	$0	$0	$0	$0	$921	$921

	$0	$0	$0	$0	$(2,226)	$(2,226)

64	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$190	$190
Swap Agreements	0	0	0	0	2,654	2,654

	$0	$0	$0	$0	$2,844	$2,844

Over the counter
Purchased Options	$0	$0	$0	$0	$1,854	$1,854
Written Options	0	0	0	0	(1,877)	(1,877)

	$0	$0	$0	$0	$(23)	$(23)

	$0	$0	$0	$0	$2,821	$2,821

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,074	$0	$10,074
Industrials	0	5,980	0	5,980
Municipal Bonds & Notes
New York	0	832	0	832
U.S. Government Agencies	0	258,451	386	258,837
U.S. Treasury Obligations	0	624,491	0	624,491
Mortgage-Backed Securities	0	43,055	0	43,055
Asset-Backed Securities	0	3,078	0	3,078
Short-Term Instruments
Repurchase Agreements	0	632	0	632
U.S. Treasury Bills	0	237	0	237
	$0	$946,830	$386	$947,216

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,559	$0	$0	$9,559

Total Investments	$9,559	$946,830	$386	$956,775

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$16	$0	$16
Over the counter	0	975	0	975
	$0	$991	$0	$991

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(771)	0	(771)
Over the counter	0	(785)	0	(785)
	$0	$(1,556)	$0	$(1,556)

Totals	$9,559	$946,265	$386	$956,210

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO Moderate Duration Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.0%

BANK LOAN OBLIGATIONS 1.2%
Chrysler Group LLC
3.500% due 05/24/2017		$3,430	$3,425
Community Health Systems, Inc.
3.575% due 12/31/2018		3,762	3,764
HCA, Inc.
2.944% due 03/31/2017		4,937	4,938
Hunstman International LLC
3.194% due 04/19/2017		3,471	3,454
Valeant Pharmaceuticals International, Inc.
2.450% due 04/20/2016		3,608	3,600

Total Bank Loan Obligations (Cost $19,217)			19,181

CORPORATE BONDS & NOTES 31.8%

BANKING & FINANCE 21.9%
Ally Financial, Inc.
6.250% due 12/01/2017		4,099	4,314
American Express Credit Corp.
2.600% due 09/14/2020		6,600	6,635
American International Group, Inc.
3.750% due 07/10/2025		8,200	8,347
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	2,200	2,643
Bank of America Corp.
0.651% due 08/15/2016		$900	897
3.625% due 03/17/2016		1,570	1,591
3.750% due 07/12/2016		5,200	5,305
6.875% due 04/25/2018		3,500	3,914
8.680% due 05/02/2017		95	102
8.950% due 05/18/2017		95	100
Bank of America N.A.
0.617% due 06/15/2016		28,200	28,126
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.742% due 03/10/2017		12,300	12,273
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,500	1,699
Barclays Bank PLC
7.750% due 04/10/2023		$3,300	3,539
10.179% due 06/12/2021		515	676
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	2,200	2,414
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$9,600	10,752
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	2,728
CIT Group, Inc.
5.250% due 03/15/2018		$24,900	25,647
Citigroup, Inc.
0.603% due 06/09/2016		21,100	20,998
1.350% due 03/10/2017		700	699
4.450% due 01/10/2017		200	208
Eksportfinans ASA
2.375% due 05/25/2016		16,100	16,143
5.500% due 05/25/2016		3,850	3,934
5.500% due 06/26/2017		1,000	1,055
Ford Motor Credit Co. LLC
4.207% due 04/15/2016		1,575	1,600
8.000% due 12/15/2016		1,100	1,183
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,100	4,125
3.200% due 07/13/2020		4,900	4,846
HSBC Holdings PLC
5.100% due 04/05/2021		300	333

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Industrial Bank of Korea
3.750% due 09/29/2016		$500	$513
International Lease Finance Corp.
3.875% due 04/15/2018		100	100
5.750% due 05/15/2016		10,930	11,108
6.750% due 09/01/2016		3,950	4,093
7.125% due 09/01/2018		100	110
JPMorgan Chase & Co.
0.952% due 02/26/2016		2,645	2,648
1.100% due 10/15/2015		1,440	1,440
3.150% due 07/05/2016		3,900	3,966
3.450% due 03/01/2016		600	606
3.900% due 07/15/2025		2,200	2,253
KEB Hana Bank
4.875% due 01/14/2016		700	707
LBG Capital PLC
15.000% due 12/21/2019	GBP	750	1,594
Lloyds Bank PLC
1.101% due 08/17/2018		$5,700	5,701
12.000% due 12/16/2024 (d)		300	425
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	2,200	3,370
Metropolitan Life Global Funding
1.300% due 04/10/2017		$12,200	12,235
Morgan Stanley
3.450% due 11/02/2015		18,300	18,341
3.800% due 04/29/2016		2,400	2,440
5.375% due 10/15/2015		12,700	12,722
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,900	1,965
Navient Corp.
8.780% due 09/15/2016	MXN	131,600	7,821
Novo Banco S.A.
2.625% due 05/08/2017	EUR	3,400	3,534
4.000% due 01/21/2019		5,500	5,714
4.750% due 01/15/2018		3,900	4,145
5.000% due 05/23/2019		100	106
5.875% due 11/09/2015		1,300	1,449
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$800	830
7.250% due 12/15/2021		700	712
Rabobank Group
11.000% due 06/30/2019 (d)		12,600	15,539
RCI Banque S.A.
4.600% due 04/12/2016		954	970
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		9,100	10,647
SL Green Realty Corp.
7.750% due 03/15/2020		700	831
Springleaf Finance Corp.
6.900% due 12/15/2017		3,900	4,085
UBS AG
5.125% due 05/15/2024		5,800	5,712
7.250% due 02/22/2022		600	626
Wachovia Corp.
0.659% due 10/15/2016		5,200	5,192
Wells Fargo & Co.
0.755% due 04/22/2019		14,000	13,953
7.980% due 03/15/2018 (d)		2,359	2,495

			347,524

INDUSTRIALS 3.4%
AbbVie, Inc.
1.200% due 11/06/2015		11,719	11,724
Amgen, Inc.
2.500% due 11/15/2016		2,700	2,742

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		$17	$19
Daimler Finance North America LLC
0.682% due 03/10/2017		10,100	10,023
1.450% due 08/01/2016		3,800	3,802
Dynegy, Inc.
6.750% due 11/01/2019		4,400	4,433
7.375% due 11/01/2022		1,300	1,316
7.625% due 11/01/2024		900	914
Ecopetrol S.A.
5.375% due 06/26/2026		100	87
General Mills, Inc.
0.594% due 01/29/2016		10,300	10,295
Gerdau Trade, Inc.
5.750% due 01/30/2021		450	394
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,137
Marks & Spencer PLC
6.250% due 12/01/2017		$1,600	1,739
Reynolds American, Inc.
1.050% due 10/30/2015		2,000	2,000
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		3,776	3,816
UAL Pass-Through Trust
10.400% due 05/01/2018		29	32

			54,473

UTILITIES 6.5%
AT&T, Inc.
0.747% due 03/30/2017		7,700	7,671
BP Capital Markets PLC
3.125% due 10/01/2015		6,500	6,500
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		5,000	5,000
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		17,000	17,220
Majapahit Holding BV
7.250% due 06/28/2017		8,200	8,753
Petrobras Global Finance BV
1.953% due 05/20/2016		800	756
2.000% due 05/20/2016		300	289
2.694% due 03/17/2017		300	259
3.214% due 03/17/2020		100	69
3.250% due 03/17/2017		400	354
3.500% due 02/06/2017		600	535
3.875% due 01/27/2016		400	393
5.750% due 01/20/2020		400	301
5.875% due 03/01/2018		16,800	13,902
6.750% due 01/27/2041		400	258
6.850% due 06/05/2115		1,500	952
6.875% due 01/20/2040		2,200	1,433
7.875% due 03/15/2019		1,100	907
Shell International Finance BV
0.531% due 11/15/2016		2,700	2,701
Sprint Communications, Inc.
6.000% due 12/01/2016		6,000	5,925
Verizon Communications, Inc.
1.867% due 09/15/2016		1,800	1,818
2.086% due 09/14/2018		10,000	10,289
2.500% due 09/15/2016		109	111
3.650% due 09/14/2018		15,600	16,449

			102,845

Total Corporate Bonds & Notes (Cost $510,546)			504,842

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	$2,800	$4,101
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	3,400	4,158

		8,259

ILLINOIS 0.2%
Chicago, Illinois General Obligation Notes, Series 2015
5.383% due 01/01/2019	1,950	1,970
5.633% due 01/01/2020	800	812
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
7.189% due 01/01/2019	250	267

		3,049

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	675

Total Municipal Bonds & Notes (Cost $12,545)		11,983

U.S. GOVERNMENT AGENCIES 25.6%
Fannie Mae
0.254% due 07/25/2037	700	659
0.674% due 11/25/2040	964	970
0.744% due 06/25/2041	5,970	6,024
0.874% due 02/25/2041	273	276
0.875% due 12/20/2017	400	401
1.250% due 01/30/2017 (h)	1,800	1,818
1.383% due 10/01/2044	45	46
1.707% due 04/01/2027	3	3
1.821% due 03/01/2034	19	20
1.869% due 05/01/2037	23	25
2.244% due 02/01/2035	29	30
2.310% due 08/01/2022	200	202
2.342% due 10/01/2037	29	31
2.463% due 06/01/2035	2,424	2,573
2.482% due 09/01/2036	17	18
3.500% due 11/01/2045	46,000	47,903
4.000% due 03/01/2029 - 11/01/2045	80,731	86,063
4.500% due 08/01/2018 - 11/01/2045	23,013	24,940
4.983% due 01/01/2027	8	8
5.000% due 05/11/2017 - 11/01/2045	73,674	81,185
5.335% due 11/01/2035	2	3
5.375% due 06/12/2017	500	540
5.500% due 02/01/2022 - 07/01/2041	57,675	64,671
5.520% due 05/01/2037	12	13
5.763% due 12/25/2042	173	198
5.809% due 06/01/2036	24	25
5.874% due 02/01/2037	13	14
6.000% due 09/25/2016 - 10/01/2040	1,754	1,973
6.500% due 03/01/2017 - 06/25/2044	21,600	24,798
7.000% due 06/01/2016 - 09/01/2031	15	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 08/01/2017 - 07/25/2041	$29	$33
8.000% due 02/01/2016 - 08/01/2031	9	12
Freddie Mac
0.437% due 02/15/2019	21	21
0.707% due 10/15/2040	1,642	1,652
0.807% due 12/15/2037	501	506
1.000% due 03/08/2017 (h)	7,100	7,147
1.000% due 06/29/2017 - 09/29/2017	5,200	5,235
2.555% due 05/01/2037	44	47
3.168% due 05/01/2035	46	49
4.500% due 11/01/2029 - 05/01/2036	6,831	7,445
5.000% due 10/01/2033 - 07/01/2041	295	324
5.500% due 06/01/2017 - 07/01/2038	838	931
6.000% due 02/01/2016 - 11/01/2037	289	324
6.500% due 12/01/2021 - 07/25/2043	67	76
7.000% due 04/01/2032 - 01/01/2033	30	33
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	77	90
Ginnie Mae
0.792% due 08/20/2065	4,101	4,084
0.809% due 02/16/2030	193	196
0.859% due 02/16/2030	129	131
1.625% due 11/20/2025 - 07/20/2034	45	46
1.750% due 03/20/2028 - 06/20/2032	137	142
2.125% due 11/20/2034	5	5
2.500% due 11/20/2017	2	2
3.000% due 03/20/2020	2	2
3.500% due 12/20/2017	2	2
5.500% due 01/15/2017 - 11/20/2032	10,199	11,448
5.750% due 08/20/2037	20	24
6.500% due 01/20/2034 - 08/20/2034	23	28
7.000% due 07/15/2031 - 12/15/2032	23	29
8.000% due 04/15/2017 - 11/15/2022	60	62
9.500% due 08/15/2021 - 12/15/2021	4	4
Small Business Administration
4.340% due 03/01/2024	16	17
4.727% due 02/10/2019	15,299	16,313
4.750% due 07/01/2025	3,932	4,221
5.130% due 09/01/2023	3	3
U.S. Department of Housing and Urban Development
5.290% due 08/01/2017	750	753

Total U.S. Government Agencies (Cost $397,629)		406,884

U.S. TREASURY OBLIGATIONS 31.9%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)	12,600	12,299
2.750% due 11/15/2042 (f)	14,100	13,743
2.875% due 05/15/2043	1,000	998
2.875% due 08/15/2045 (f)	23,900	23,907
3.000% due 05/15/2042 (f)	12,100	12,423

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 11/15/2044 (f)		$21,000	$21,465
3.125% due 02/15/2042		6,100	6,425
3.125% due 02/15/2043		3,200	3,354
3.125% due 08/15/2044		7,200	7,541
3.375% due 05/15/2044		5,300	5,821
3.625% due 02/15/2044 (f)		8,000	9,206
4.250% due 05/15/2039		5,600	7,064
4.375% due 11/15/2039 (f)		9,700	12,454
4.375% due 05/15/2040		3,200	4,111
4.500% due 08/15/2039		1,900	2,481
4.625% due 02/15/2040		3,400	4,522
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2020 (h)		6,726	6,690
0.125% due 01/15/2022 (h)		19,296	18,834
0.125% due 07/15/2022 (h)		11,416	11,150
0.625% due 07/15/2021		55,168	56,010
0.750% due 02/15/2042		1,479	1,298
0.750% due 02/15/2045		5,473	4,762
1.250% due 07/15/2020 (h)		2,626	2,760
1.375% due 02/15/2044		1,946	1,980
1.750% due 01/15/2028		38,163	42,268
2.000% due 01/15/2026		96,675	108,663
2.500% due 01/15/2029		22,898	27,524
U.S. Treasury Notes
2.250% due 11/15/2024 (f)(h)		48,800	49,740
2.375% due 08/15/2024 (h)		2,000	2,061
2.500% due 05/15/2024 (f)(h)		11,400	11,881
1.750% due 09/30/2022		3,200	3,200
2.000% due 08/31/2021 (h)		800	818
2.750% due 02/15/2024 (h)		9,700	10,314

Total U.S. Treasury Obligations (Cost $516,327)			507,767

MORTGAGE-BACKED SECURITIES 10.4%
Adjustable Rate Mortgage Trust
2.697% due 10/25/2035 ^		113	103
American Home Mortgage Investment Trust
2.534% due 02/25/2045		692	693
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	1,311	1,467
Banc of America Funding Trust
0.456% due 05/20/2035		$4,862	4,562
2.693% due 02/20/2036		520	518
2.717% due 05/25/2035		7,082	7,233
Banc of America Mortgage Trust
2.648% due 02/25/2034		119	120
5.500% due 07/25/2035		224	225
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033		11	11
2.511% due 04/25/2033		28	28
2.515% due 03/25/2035		117	119
2.551% due 01/25/2035		95	92
2.595% due 02/25/2033		38	36
2.680% due 03/25/2035		492	495
2.812% due 10/25/2036 ^		1,837	1,547
2.833% due 02/25/2034		74	73
2.916% due 07/25/2034		63	62
Bear Stearns ALT-A Trust
0.734% due 08/25/2035		4,556	4,375
2.112% due 10/25/2033		40	37
2.581% due 05/25/2035		2,013	1,958
2.697% due 09/25/2035		731	624
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		84	88
Chase Mortgage Finance Trust
2.643% due 02/25/2037		403	400
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		636	660

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Commercial Mortgage Trust
1.487% due 07/15/2027		$1,900	$1,904
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035		3,644	3,659
2.623% due 03/25/2034		63	63
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048		118	121
Countrywide Alternative Loan Trust
0.364% due 05/25/2047		909	788
0.396% due 02/20/2047 ^		4,697	3,494
0.464% due 08/25/2035		5,171	3,439
1.199% due 12/25/2035		116	96
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035		154	129
2.448% due 11/25/2034		879	835
2.491% due 03/25/2034		832	816
2.506% due 02/20/2035		1,344	1,335
5.000% due 08/25/2019		25	26
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		141	144
5.383% due 02/15/2040		307	318
6.270% due 02/15/2041		12,100	12,951
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		21	19
Credit Suisse Mortgage Capital Certificates
2.683% due 04/26/2047		931	931
Eurohome UK Mortgages PLC
0.738% due 06/15/2044	GBP	2,239	3,125
Eurosail PLC
0.739% due 03/13/2045		6,219	8,821
0.748% due 12/15/2044		366	528
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		$392	407
German Residential Funding Ltd.
0.967% due 11/27/2024	EUR	2,923	3,276
1.117% due 08/27/2024		3,640	4,093
1.567% due 08/27/2024		7,510	8,437
Granite Master Issuer PLC
0.097% due 12/20/2054		497	553
0.117% due 12/20/2054		1,225	1,365
0.416% due 12/20/2054		$375	374
0.748% due 12/20/2054	GBP	5,065	7,630
0.828% due 12/20/2054		2,681	4,044
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	41	46
0.964% due 01/20/2044	GBP	37	57
0.966% due 09/20/2044		208	314
GSR Mortgage Loan Trust
2.702% due 09/25/2035		$1,780	1,790
2.726% due 09/25/2035		246	249
HarborView Mortgage Loan Trust
0.406% due 01/19/2038		6,343	5,399
IndyMac Adjustable Rate Mortgage Trust
1.774% due 01/25/2032		28	26
IndyMac Mortgage Loan Trust
0.444% due 02/25/2037		10,900	6,868
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		585	600
5.420% due 01/15/2049		293	305
5.883% due 02/12/2049		60	63
JPMorgan Mortgage Trust
1.990% due 02/25/2034		49	49
Lehman XS Trust
0.344% due 07/25/2047 ^		2,246	2,187
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		169	175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.067% due 08/15/2032		$167	$160
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		119	112
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	418
5.810% due 06/12/2050		140	148
Morgan Stanley Capital Trust
5.610% due 04/15/2049		87	87
5.692% due 04/15/2049		4,400	4,595
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036		224	218
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045		12,836	13,483
MortgageIT Trust
0.474% due 10/25/2035		1,491	1,371
Nomura Resecuritization Trust
0.391% due 12/26/2035		4,675	4,022
Prime Mortgage Trust
0.594% due 02/25/2019		1	1
0.594% due 02/25/2034		116	110
Residential Funding Mortgage Securities, Inc. Trust
3.161% due 09/25/2035 ^		404	323
3.507% due 09/25/2035		1,300	1,131
ResLoc UK PLC
0.748% due 12/15/2043	GBP	1,752	2,376
Structured Adjustable Rate Mortgage Loan Trust
2.493% due 07/25/2034		$266	266
Structured Asset Mortgage Investments Trust
0.384% due 09/25/2047		4,200	3,199
0.466% due 07/19/2035		1,383	1,346
1.056% due 10/19/2033		46	42
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		13	12
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		300	307
5.749% due 07/15/2045		1,356	1,392
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 10/25/2045		499	465
1.399% due 11/25/2042		119	113
2.029% due 12/25/2036		2,948	2,594
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 01/25/2035		2,283	2,312
2.641% due 11/25/2034		3,028	3,040
2.651% due 03/25/2036		1,628	1,624
2.670% due 06/25/2035		148	151
2.682% due 03/25/2035		290	291
2.695% due 07/25/2036 ^		2,714	2,686

Total Mortgage-Backed Securities (Cost $155,599)			165,770

ASSET-BACKED SECURITIES 5.6%
ACE Securities Corp. Home Equity Loan Trust
0.929% due 08/25/2035		4,500	4,453
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		270	270
Bosphorus CLO
1.126% due 11/10/2023	EUR	3,136	3,500
Centex Home Equity Loan Trust
4.670% due 09/25/2034		$88	90
Chapel BV
0.341% due 07/17/2066	EUR	5,419	5,719
Citigroup Mortgage Loan Trust, Inc.
0.504% due 12/25/2035		$7,817	7,324
Conseco Finance Home Equity Loan Trust
7.550% due 04/15/2032		1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.594% due 06/25/2036		$8,500	$6,189
Fremont Home Loan Trust
0.984% due 12/25/2029		64	55
GSAMP Trust
0.584% due 01/25/2036		6,000	5,016
Hillmark Funding Ltd.
0.583% due 05/21/2021		3,508	3,449
Home Equity Loan Trust
0.324% due 04/25/2037		328	318
JPMorgan Mortgage Acquisition Trust
0.454% due 05/25/2037		11,500	9,217
Malin CLO BV
0.246% due 05/07/2023	EUR	3,726	4,128
Morgan Stanley ABS Capital, Inc. Trust
1.124% due 11/25/2034		$5,000	4,746
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		2,330	2,361
Panther CDO BV
0.364% due 10/15/2084	EUR	2,607	2,782
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.994% due 12/25/2034		$1,352	1,146
Penta CLO S.A.
0.268% due 06/04/2024	EUR	2,276	2,513
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		$5,203	3,206
SLM Private Education Loan Trust
0.957% due 10/16/2023		1,342	1,342
1.307% due 08/15/2023		2,172	2,174
SpringCastle America Funding LLC
2.700% due 05/25/2023		8,496	8,511
Structured Asset Investment Loan Trust
1.094% due 05/25/2035		2,500	2,093
Structured Asset Securities Corp. Mortgage Loan Trust
0.404% due 02/25/2037		4,291	3,821
Wells Fargo Home Equity Asset-Backed Securities Trust
0.444% due 07/25/2036		4,700	4,436

Total Asset-Backed Securities (Cost $87,607)			88,860

SOVEREIGN ISSUES 12.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,100	1,136
6.500% due 06/10/2019		$300	289
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	217,400	52,998
0.000% due 04/01/2016 (b)		2,100	494
Hydro-Quebec
0.597% due 09/29/2049 (d)		$1,300	982
Korea Development Bank
3.250% due 03/09/2016		8,000	8,077
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,033
Mexico Government International Bond
6.500% due 06/09/2022	MXN	50,800	3,124
7.750% due 05/29/2031		13,500	889
10.000% due 12/05/2024		15,600	1,178
Province of Ontario
1.100% due 10/25/2017		$800	801
1.650% due 09/27/2019		12,000	12,003
2.000% due 01/30/2019		25,000	25,437
3.000% due 07/16/2018		25,000	26,217
3.150% due 06/02/2022	CAD	3,100	2,500
4.000% due 06/02/2021		2,000	1,685
4.400% due 06/02/2019		50,800	42,389

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/02/2018	CAD	300	$251
Province of Quebec
3.500% due 07/29/2020		$600	648
3.500% due 12/01/2022	CAD	600	493
4.250% due 12/01/2021		10,600	9,065
4.500% due 12/01/2020		900	772
5.125% due 11/14/2016		$25	26

Total Sovereign Issues (Cost $221,683)			196,487

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (d)		2,300	2,686

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $2,772)			2,686

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	4,000	$4,993

Total Preferred Securities (Cost $4,120)		4,993

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

CERTIFICATES OF DEPOSIT 0.6%
Credit Suisse
0.742% due 12/07/2015	$8,800	8,800

REPURCHASE AGREEMENTS (e) 0.2%
		3,814

U.S. TREASURY BILLS 0.0%
0.021% due 02/11/2016 (f)(j)	222	222

Total Short-Term Instruments (Cost $12,836)		12,836

Total Investments in Securities (Cost $1,940,881)		1,922,289

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,559	$134

Total Short-Term Instruments (Cost $134)		134

Total Investments in Affiliates (Cost $134)		134

Total Investments 121.0% (Cost $1,941,015)		$1,922,423

Financial Derivative Instruments (g)(i) 1.8% (Cost or Premiums, net $(4,515))		29,128

Other Assets and Liabilities, net (22.8%)		(362,352)

Net Assets 100.0%		$1,589,199

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$3,814	U.S. Treasury Notes 1.875% due 06/30/2020	$(3,895)	$3,814	$3,814

Total Repurchase Agreements						$(3,895)	$3,814	$3,814

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.440%	08/28/2015	10/09/2015	$(20,799)	$(20,808)
	0.990%	09/29/2015	10/06/2015	(5,342)	(5,343)
GRE	0.490%	09/09/2015	10/09/2015	(1,019)	(1,019)
	0.520%	09/14/2015	10/05/2015	(1,591)	(1,591)
	0.520%	09/23/2015	10/07/2015	(15,016)	(15,018)
JPS	0.390%	08/31/2015	10/05/2015	(39,536)	(39,550)
	0.420%	09/22/2015	10/06/2015	(13,213)	(13,214)
	0.420%	09/23/2015	10/07/2015	(7,317)	(7,317)

Total Reverse Repurchase Agreements					$(103,860)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.420%	08/26/2015	10/07/2015	$(1,572)	$(1,574)
	0.800%	09/30/2015	10/01/2015	(10,228)	(10,228)
UBS	0.450%	09/21/2015	10/05/2015	(2,948)	(2,949)

Total Sale-Buyback Transactions					$(14,751)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $104,819 at a weighted average interest rate of 0.170%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $119,222 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(26,151)	$0	$(26,151)	$25,876	$(275)
GRE	0	(17,628)	0	(17,628)	17,384	(244)
JPS	0	(60,081)	0	(60,081)	59,818	(263)
SSB	3,814	0	0	3,814	(3,895)	(81)

Master Securities Forward Transaction Agreement
GSC	0	0	(11,802)	(11,802)	11,699	(103)
UBS	0	0	(2,949)	(2,949)	3,001	52

Total Borrowings and Other Financing Transactions	$3,814	$(103,860)	$(14,751)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(103,860)	$0	$0	$(103,860)

Total	$0	$(103,860)	$0	$0	$(103,860)

Sale-Buyback Transactions
U.S. Treasury Obligations	(10,228)	(4,523)	0	0	(14,751)

Total	$(10,228)	$(4,523)	$0	$0	$(14,751)

Total Borrowings	$(10,228)	$(108,383)	$0	$0	$(118,611)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(118,611)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	265	$2	$2
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/20/2015	723	6	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	188	2	3

				$10	$10

Total Purchased Options				$10	$10

70	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,470	$(2,163)	$55	$0
90-Day Eurodollar June Futures	Short	06/2016	105	(97)	4	0
90-Day Eurodollar June Futures	Short	06/2017	938	(1,554)	35	0
90-Day Eurodollar March Futures	Short	03/2017	150	(196)	6	0
90-Day Eurodollar March Futures	Short	03/2018	177	(289)	7	0
90-Day Eurodollar September Futures	Short	09/2016	558	(728)	21	0
Call Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	71	(17)	4	(1)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	170	0	0	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	190	0	0	0
Canada Government 10-Year Bond December Futures	Short	12/2015	187	216	39	(27)
Euro-Bobl December Futures	Long	12/2015	43	31	2	(2)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	315	1,037	179	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	231	(727)	2	(56)
Euro-Schatz December Futures	Long	12/2015	27	3	0	(1)
Put Options Strike @ EUR 110.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	80	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	82	5	5	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	82	6	6	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	2,217	1,786	0	(69)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	2,191	3,116	0	(171)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	282	(747)	165	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	335	(267)	0	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	370	(268)	0	(14)
United Kingdom Long Gilt December Futures	Short	12/2015	20	(28)	4	(7)

Total Futures Contracts				$(881)	$534	$(361)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$ 25,245	$737	$(614)	$91	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	700	0	1	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	57,100	303	(480)	2	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	8,300	30	(3)	0	(2)
iTraxx Europe Main 24 5-Year Index	1.000%	12/20/2020	EUR 33,700	194	(252)	13	0

				$1,264	$(1,348)	$107	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016	$ 34,000	$(94)	$(57)	$3	$0
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD 14,700	(949)	62	1	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$ 91,200	(2,888)	(3,442)	44	0
Receive	3-Month USD-LIBOR	2.350%	08/05/2025	19,600	(672)	(562)	19	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	34,100	(1,356)	(1,325)	27	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	157,500	(6,298)	(14,842)	485	0
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017	GBP 17,700	(497)	(62)	0	(4)
Receive	6-Month GBP-LIBOR	1.500%	12/16/2017	29,900	(443)	(376)	0	(8)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018	68,500	(837)	(413)	0	(23)
Pay	28-Day MXN-TIIE	4.060%	08/24/2016	MXN 1,627,200	212	35	27	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019	56,100	(14)	(47)	7	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	28-Day MXN-TIIE	6.320%	11/12/2019	MXN 30,200	$9	$6	$3	$0
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	143,000	594	26	31	0
Pay	28-Day MXN-TIIE	5.495%	09/22/2020	108,300	19	19	24	0
Pay	28-Day MXN-TIIE	5.480%	09/23/2020	77,400	10	10	10	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021	549,800	256	(905)	167	0
Pay	28-Day MXN-TIIE	6.040%	09/21/2021	26,200	31	31	8	0
Pay	28-Day MXN-TIIE	5.877%	09/23/2021	61,300	39	39	19	0
Pay	28-Day MXN-TIIE	5.570%	10/08/2021	56,100	(24)	(24)	17	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021	121,000	(113)	(78)	37	0
Pay	28-Day MXN-TIIE	5.920%	12/08/2021	12,900	7	7	4	0
Pay	28-Day MXN-TIIE	5.375%	01/07/2022	56,800	(75)	(122)	18	0
Pay	28-Day MXN-TIIE	6.000%	06/07/2022	234,100	124	(36)	80	0
Pay	28-Day MXN-TIIE	5.940%	07/13/2022	300,000	63	20	106	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	44,500	(65)	18	15	0
Pay	28-Day MXN-TIIE	5.975%	09/16/2022	75,200	12	12	27	0
Pay	28-Day MXN-TIIE	6.530%	06/05/2025	372,300	343	(21)	161	0

					$(12,606)	$(22,027)	$1,340	$(35)

Total Swap Agreements					$(11,342)	$(23,375)	$1,447	$(37)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $26,103 and cash of $10,702 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability (4)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$10	$534	$1,447	$1,991	$0	$(362)	$(68)	$(430)

(4)	Unsettled variation margin liability of $(1) for closed futures contracts and liability of $(31) on closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	17,421	$		4,438	$84	$(41)
	10/2015		INR	8,481			132	3	0
	10/2015		THB	33,730			928	0	(1)
	10/2015	$		4,428		BRL	17,421	5	(40)
	10/2015			35,744		GBP	23,511	0	(178)
	10/2015			1,250		PHP	58,728	5	0
	10/2015			3,420		THB	124,235	1	0
	11/2015		GBP	23,511	$		35,738	177	0
	11/2015	$		2,345		ILS	9,213	7	(1)
	12/2015			427		MXN	7,264	0	0
	06/2016		EUR	23,676	$		32,419	5,818	0
	06/2016	$		1,402		EUR	1,038	0	(236)

BPS	10/2015		BRL	18,454	$		4,653	36	(38)
	10/2015	$		4,645		BRL	18,454	10	0
	10/2015			306		RUB	20,393	5	0
	09/2016		CNY	24,910	$		3,786	0	(20)
	01/2018		BRL	281			82	26	0

BRC	10/2015		INR	126,955			1,898	0	(34)
	10/2015	$		3,206		INR	211,454	12	0
	10/2015			203		THB	7,304	0	(2)
	06/2016		EUR	4,631	$		6,368	1,163	0

CBK	10/2015			11,909			13,300	0	(7)
	10/2015		PHP	134,898			2,888	4	0
	10/2015		SGD	3,908			2,791	46	0

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		THB	28,441	$		798	$15	$0
	10/2015	$		2,074		KRW	2,437,591	0	(19)
	10/2015			1,303		MYR	5,539	0	(42)
	10/2015			3,549		SGD	5,057	4	0
	11/2015		AUD	8,752	$		6,182	53	0
	11/2015		JPY	3,343,200			27,825	4	(60)
	11/2015	$		5,667		AUD	7,954	0	(96)
	11/2015			6,208		ILS	24,068	0	(68)
	12/2015			2,682		MXN	46,135	31	0
	12/2015			744		TWD	24,120	0	(15)
	01/2016		CNY	12,803	$		1,951	0	(38)

DUB	10/2015		BRL	141,721			36,022	497	(222)
	10/2015		ILS	131,345			34,930	1,446	0
	10/2015		MYR	4,065			997	71	0
	10/2015		TWD	79,046			2,406	10	0
	10/2015	$		34,991		BRL	141,721	756	0
	10/2015			2,406		TWD	79,046	0	(14)
	11/2015		BRL	124,714	$		30,754	0	(359)
	11/2015		CHF	250			255	0	(2)
	11/2015	$		6,525		BRL	26,309	50	(11)
	11/2015			1,043		ILS	4,041	0	(12)
	12/2015		MXN	78,565	$		4,581	0	(38)
	12/2015	$		501		MXN	8,710	11	0
	01/2016		BRL	4,611	$		1,600	474	0
	06/2016		EUR	2,540			3,478	624	0
	06/2016	$		2,968		EUR	2,196	0	(501)

FBF	10/2015		BRL	13,330	$		3,508	146	0
	10/2015		KRW	3,540,414			2,968	0	(17)
	10/2015		MYR	3,584			849	33	0
	10/2015	$		3,357		BRL	13,330	8	(3)
	10/2015			6,006		KRW	7,165,330	35	0
	10/2015			498		RUB	32,997	1	0
	10/2015			2,542		SGD	3,570	0	(34)
	12/2015		MXN	297,633	$		17,483	0	(16)
	01/2016		BRL	24,600			7,110	1,101	0
	04/2016			2,100			584	85	0

GLM	10/2015			16,752			4,418	193	0
	10/2015		EUR	9,627			10,946	189	0
	10/2015		THB	21,540			593	0	0
	10/2015	$		4,198		BRL	16,752	28	0
	10/2015			33,076		EUR	29,334	4	(303)
	10/2015			1,109		KRW	1,311,947	0	(3)
	10/2015			1,009		THB	36,510	1	(4)
	10/2015			1,948		TWD	63,551	0	(25)
	11/2015		AUD	14,521	$		10,400	231	0
	11/2015		EUR	5,782			6,482	18	0
	11/2015		JPY	2,864,600			23,417	0	(473)
	11/2015	$		10,904		AUD	15,307	0	(184)
	11/2015			47,011		JPY	5,684,900	400	0
	12/2015		MXN	81,317	$		4,874	93	0

HUS	10/2015		BRL	2,303			595	14	0
	10/2015		EUR	45,837			52,236	1,017	0
	10/2015		KRW	3,084,168			2,594	0	(6)
	10/2015		MYR	8,586			2,055	100	0
	10/2015		RUB	23,660			359	0	(2)
	10/2015	$		580		BRL	2,303	1	0
	10/2015			2,013		TWD	65,473	0	(28)
	11/2015		CNY	18,690	$		2,887	0	(39)
	11/2015	$		1,772		CNY	11,541	35	0
	11/2015			355		RUB	23,660	0	0
	12/2015		MXN	33,235	$		1,968	14	0
	01/2016		BRL	80,900			23,916	4,154	0

JPM	10/2015			31,879			8,855	814	0
	10/2015		EUR	10,585			11,988	170	(10)
	10/2015		INR	65,759			995	0	(6)
	10/2015		KRW	2,326,730			1,948	0	(14)
	10/2015		THB	152,339			4,247	52	0
	10/2015	$		8,218		BRL	31,879	14	(191)
	10/2015			59,723		CAD	79,593	0	(81)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		28,083		EUR	24,940	$0	$(215)
	10/2015			1,007		ILS	3,833	0	(30)
	10/2015			1,414		MYR	6,114	0	(22)
	10/2015			612		RUB	40,882	12	0
	10/2015			3,165		THB	114,003	0	(26)
	11/2015		CAD	79,593	$		59,712	80	0
	11/2015		JPY	40,900			338	0	(4)
	11/2015	$		1,293		CAD	1,705	0	(16)
	11/2015			6,006		EUR	5,354	0	(21)
	11/2015			5,861		ILS	22,554	0	(107)
	12/2015		MXN	4,810	$		279	0	(4)
	12/2015	$		3,714		MXN	64,026	50	0
	12/2015			544		TWD	17,653	0	(11)
	01/2016		BRL	111,900	$		33,048	5,714	0
	10/2016		CNY	14,920			2,282	5	0
	01/2018	$		81		BRL	281	0	(25)

MSB	10/2015		BRL	2,018	$		508	0	(1)
	10/2015		JPY	7,829,709			65,136	0	(131)
	10/2015		RUB	318,077			4,874	17	0
	10/2015		TWD	90,394			2,791	55	0
	10/2015	$		488		BRL	2,018	21	0
	10/2015			65,193		JPY	7,829,709	73	0
	10/2015			1,987		RUB	127,713	0	(37)
	11/2015		ILS	2,467	$		650	21	0
	11/2015		JPY	7,829,709			65,220	0	(72)
	11/2015	$		2,183		ILS	8,419	0	(35)
	12/2015		MXN	4,039	$		237	0	(1)
	06/2016		EUR	6,502			8,943	1,638	0

NAB	06/2016			14,147			19,425	3,529	0
	07/2016			9,912			13,447	2,297	0

NGF	10/2015		TWD	11,422			352	6	0
	10/2015	$		1,269		THB	45,766	0	(9)

RYL	12/2015		MXN	25,160	$		1,475	0	(4)
	12/2015	$		279		MXN	4,804	3	0

SCX	10/2015		CAD	79,593	$		60,128	486	0
	10/2015		GBP	23,511			36,507	940	0
	10/2015		KRW	818,746			683	0	(7)
	10/2015		MYR	17,106			4,204	309	0
	10/2015		SGD	3,620			2,574	31	0
	10/2015		THB	91,786			2,544	17	0
	10/2015		TWD	81,772			2,534	60	0
	10/2015	$		5,106		MYR	21,632	0	(180)
	10/2015			938		PHP	44,011	3	0
	10/2015			417		TWD	13,573	0	(5)
	11/2015			1,157		CNY	7,522	21	0
	01/2016			1,893			12,429	37	0
	09/2016		CNY	87,314	$		13,229	0	(105)

SOG	10/2015		RUB	329,166			4,898	0	(100)
	10/2015	$		8,868		RUB	589,220	90	(2)
	11/2015			7,337			494,641	89	(1)

UAG	10/2015		BRL	10,226	$		2,574	0	(5)
	10/2015		KRW	5,346,418			4,526	18	0
	10/2015		PHP	75,997			1,624	0	(2)
	10/2015		SGD	1,179			838	10	0
	10/2015	$		2,464		BRL	10,226	115	0
	10/2015			26,495		EUR	23,684	0	(31)
	10/2015			682		PHP	31,986	2	0
	11/2015		BRL	9,596	$		2,411	17	0
	11/2015		EUR	23,684			26,508	30	0
	11/2015		JPY	697,200			5,818	9	(5)
	11/2015	$		7,546		JPY	905,800	8	0
	12/2015		MXN	39,947	$		2,324	0	(25)
	12/2015	$		10,671		MXN	181,917	38	(13)
	01/2016			1,611		PHP	75,997	3	0
	10/2016		CNY	32,114	$		4,893	0	(7)

Total Forward Foreign Currency Contracts								$36,253	$(4,793)

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$	77,100	$290	$395

GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018		2,500	244	238

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	01/30/2018		17,900	254	246

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		56,000	93	116
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/29/2016		9,000	81	71
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	01/29/2016		9,000	140	51
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/12/2016		8,500	272	89
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/23/2016		19,700	557	219
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905%	08/20/2018		8,000	789	788

								$2,720	$2,213

Total Purchased Options								$2,720	$2,213

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	2,900	$(4)	$(4)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.725	11/03/2015	AUD	5,400	$(24)	$(13)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	700	(39)	(5)

BPS	Call - OTC EUR versus USD	$	1.149	11/25/2015	EUR	11,600	(97)	(78)
	Call - OTC USD versus INR	INR	68.500	11/10/2015	$	9,600	(85)	(17)
	Call - OTC USD versus INR		68.500	12/04/2015		2,900	(27)	(12)

CBK	Call - OTC EUR versus USD	$	1.172	11/20/2015	EUR	13,800	(98)	(35)

DUB	Put - OTC USD versus BRL	BRL	3.900	10/29/2015	$	6,000	(45)	(113)
	Call - OTC USD versus BRL		4.550	03/17/2016		5,100	(129)	(201)

FBF	Call - OTC USD versus BRL		3.850	10/01/2015		6,700	(77)	(194)
	Put - OTC USD versus BRL		3.790	10/28/2015		6,700	(72)	(65)
	Put - OTC USD versus BRL		3.800	10/28/2015		2,700	(19)	(28)
	Put - OTC USD versus BRL		3.750	12/10/2015		3,400	(57)	(45)
	Call - OTC USD versus BRL		4.450	12/10/2015		3,400	(59)	(59)
	Call - OTC USD versus BRL		4.600	03/14/2016		7,600	(214)	(274)

GLM	Put - OTC EUR versus USD	$	1.078	12/07/2015	EUR	4,600	(40)	(28)
	Call - OTC EUR versus USD		1.151	12/07/2015		4,600	(40)	(34)
	Put - OTC EUR versus USD		1.077	12/08/2015		4,600	(38)	(28)
	Call - OTC EUR versus USD		1.152	12/08/2015		4,600	(40)	(33)
	Put - OTC EUR versus USD		1.076	12/14/2015		9,800	(78)	(65)
	Call - OTC EUR versus USD		1.155	12/14/2015		9,800	(89)	(71)
	Call - OTC USD versus BRL	BRL	4.450	01/14/2016	$	9,200	(189)	(263)
	Put - OTC USD versus MXN	MXN	16.150	10/20/2015		5,300	(23)	(5)

HUS	Call - OTC AUD versus USD	$	0.733	11/05/2015	AUD	13,800	(55)	(21)
	Call - OTC USD versus INR	INR	68.750	11/26/2015	$	300	(3)	(1)
	Call - OTC USD versus RUB	RUB	63.000	10/02/2015		1,200	(19)	(45)

JPM	Call - OTC USD versus INR	INR	68.000	10/28/2015		2,400	(17)	(3)

MSB	Put - OTC USD versus MXN	MXN	15.800	10/02/2015		5,100	(32)	0

SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		4,800	(82)	(4)

UAG	Call - OTC EUR versus USD	$	1.145	11/12/2015	EUR	11,600	(89)	(76)

							$(1,876)	$(1,816)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$	77,100	$(110)	$(99)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915%	01/29/2016		77,100	(189)	(220)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/29/2015		15,100	(40)	(33)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/11/2015		14,900	(62)	(25)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018		11,200	(250)	(216)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160%	12/14/2015		20,900	(77)	(43)

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/30/2018		17,900	(93)	(85)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	01/30/2018		17,900	(162)	(153)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500%	01/19/2016		37,300	(22)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		18,700	(11)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650%	01/19/2016		37,300	(41)	(42)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		18,700	(19)	(22)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500%	05/12/2016		80,500	(271)	(51)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500%	05/23/2016		187,300	(585)	(129)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/29/2016		9,000	(34)	(17)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/29/2016		9,000	(52)	(37)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018		35,200	(786)	(679)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/30/2015		15,300	(52)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	11/30/2015		15,300	(74)	(66)

								$(2,930)	$(1,992)

Total Written Options								$(4,810)	$(3,812)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in EUR	Premiums
Balance at Beginning of Period	0	$637,100	AUD 0	EUR 0	$(2,956)
Sales	4,565	674,700	40,100	219,000	(7,742)
Closing Buys	(328)	(130,200)	0	(19,600)	828
Expirations	(3,278)	(319,400)	(5,000)	(108,564)	4,038
Exercised	(959)	(60,500)	(15,900)	(15,836)	1,022

Balance at End of Period	0	$801,700	AUD 19,200	EUR 75,000	$(4,810)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2020	4.739%	$ 7,300	$(1,312)	$108	$0	$(1,204)

BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.050%	EUR 2,700	(38)	41	3	0

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	$ 6,300	(80)	(89)	0	(169)
	China Government International Bond	1.000%	06/20/2019	0.938%	10,400	54	(27)	27	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	500	(8)	(9)	0	(17)

CBK	Brazil Government International Bond	1.000%	12/20/2020	4.739%	2,500	(457)	45	0	(412)
	Mexico Government International Bond	1.000%	12/20/2019	1.564%	5,100	30	(145)	0	(115)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	3,900	(89)	(43)	0	(132)

DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%	27,000	480	61	541	0
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	1,700	(22)	(24)	0	(46)
	Mexico Government International Bond	1.000%	12/20/2020	1.740%	2,100	(76)	0	0	(76)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.582%	2,200	36	(4)	32	0

FBF	Indonesia Government International Bond	1.000%	03/20/2016	1.005%	1,200	(27)	28	1	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.435%	1,000	27	(10)	17	0

GST	Brazil Government International Bond	1.000%	12/20/2020	4.739%	3,200	(547)	19	0	(528)
	Mexico Government International Bond	1.000%	12/20/2020	1.774%	900	(31)	0	0	(31)

HUS	Mexico Government International Bond	1.000%	09/20/2020	1.730%	9,900	(180)	(156)	0	(336)

JPM	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%	10,000	(10)	3	0	(7)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	4,800	(132)	(31)	0	(163)

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
MYC	Brazil Government International Bond	1.000%	06/20/2019	4.653%	$ 200	$(7)	$(17)	$0	$(24)

RYL	Indonesia Government International Bond	1.000%	03/20/2016	1.005%	1,200	(27)	27	0	0

						$(2,416)	$(223)	$621	$(3,260)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$2	$2	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	6	6	0

					$0	$8	$8	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016	$		7,800	$0	$1	$1	$0
	Receive	3-Month USD-CPURNSA Index	0.400%	09/25/2016			1,200	0	0	0	0

BRC	Pay	1-Year BRL-CDI	15.980%	01/02/2017		BRL	135,200	73	0	73	0

DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016			562,500	(87)	245	158	0

FBF	Pay	28-Day MXN-TIIE	6.338%	11/12/2019		MXN	19,200	0	6	6	0

HUS	Pay	1-Year BRL-CDI	15.700%	01/02/2017		BRL	116,600	(5)	57	52	0

MYC	Pay	1-Year BRL-CDI	15.510%	07/01/2016			166,000	0	47	47	0

								$(19)	$356	$337	$0

Total Swap Agreements								$(2,435)	$141	$966	$(3,260)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $221 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$6,100	$395	$1	$6,496	$(497)	$(341)	$(1,204)	$(2,042)	$4,454	$(5,760)	$(1,306)
BPS	77	0	3	80	(58)	(107)	0	(165)	(85)	0	(85)
BRC	1,175	0	100	1,275	(36)	0	(186)	(222)	1,053	(931)	122
CBK	157	0	0	157	(345)	(35)	(659)	(1,039)	(882)	(1,212)	(2,094)
DUB	3,939	0	731	4,670	(1,159)	(372)	(122)	(1,653)	3,017	(4,190)	(1,173)
FBF	1,409	0	24	1,433	(70)	(665)	0	(735)	698	(890)	(192)
GLM	1,157	238	0	1,395	(992)	(786)	0	(1,778)	(383)	221	(162)
GST	0	0	2	2	0	0	(559)	(559)	(557)	0	(557)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
HUS	$5,335	$0	$52	$5,387	$(75)	$(67)	$(336)	$(478)	$4,909	$(5,050)	$(141)
JPM	6,911	246	6	7,163	(783)	(241)	(170)	(1,194)	5,969	(6,680)	(711)
MSB	1,825	0	0	1,825	(277)	0	0	(277)	1,548	(1,500)	48
MYC	0	1,334	47	1,381	0	(1,118)	(24)	(1,142)	239	(260)	(21)
NAB	5,826	0	0	5,826	0	0	0	0	5,826	(5,740)	86
NGF	6	0	0	6	(9)	0	0	(9)	(3)	0	(3)
RYL	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
SCX	1,904	0	0	1,904	(297)	0	0	(297)	1,607	(290)	1,317
SOG	179	0	0	179	(103)	(4)	0	(107)	72	0	72
UAG	250	0	0	250	(88)	(76)	0	(164)	86	(190)	(104)

Total Over the Counter	$36,253	$2,213	$966	$39,432	$(4,793)	$(3,812)	$(3,260)	$(11,865)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	534	534
Swap Agreements	0	107	0	0	1,340	1,447

	$0	$107	$0	$0	$1,884	$1,991

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,253	$0	$36,253
Purchased Options	0	0	0	0	2,213	2,213
Swap Agreements	0	629	0	0	337	966

	$0	$629	$0	$36,253	$2,550	$39,432

	$0	$736	$0	$36,253	$4,434	$41,423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$362	$362
Swap Agreements	0	0	0	0	68	68

	$0	$0	$0	$0	$430	$430

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,793	$0	$4,793
Written Options	0	4	0	1,816	1,992	3,812
Swap Agreements	0	3,260	0	0	0	3,260

	$0	$3,264	$0	$6,609	$1,992	$11,865

	$0	$3,264	$0	$6,609	$2,422	$12,295

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,299	$1,299
Futures	0	0	0	0	(4,186)	(4,186)
Swap Agreements	0	732	0	0	(10,441)	(9,709)

	$0	$732	$0	$0	$(13,328)	$(12,596)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,162	$0	$23,162
Purchased Options	0	0	0	(6)	(231)	(237)
Written Options	0	37	0	2,064	1,116	3,217
Swap Agreements	0	1,501	0	0	646	2,147

	$0	$1,538	$0	$25,220	$1,531	$28,289

	$0	$2,270	$0	$25,220	$(11,797)	$15,693

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,419)	$(2,419)
Swap Agreements	0	(1,348)	0	0	9,916	8,568

	$0	$(1,348)	$0	$0	$7,497	$6,149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,329)	$0	$(14,329)
Purchased Options	0	0	0	0	(201)	(201)
Written Options	0	0	0	(612)	32	(580)
Swap Agreements	0	(1,545)	0	0	(24)	(1,569)

	$0	$(1,545)	$0	$(14,941)	$(193)	$(16,679)

	$0	$(2,893)	$0	$(14,941)	$7,304	$(10,530)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$19,181	$0	$19,181
Corporate Bonds & Notes
Banking & Finance	0	347,524	0	347,524
Industrials	0	54,473	0	54,473
Utilities	0	102,845	0	102,845
Municipal Bonds & Notes
California	0	8,259	0	8,259
Illinois	0	3,049	0	3,049
New York	0	675	0	675
U.S. Government Agencies	0	406,884	0	406,884
U.S. Treasury Obligations	0	507,767	0	507,767
Mortgage-Backed Securities	0	165,770	0	165,770
Asset-Backed Securities	0	88,860	0	88,860
Sovereign Issues	0	196,487	0	196,487
Convertible Preferred Securities
Banking & Finance	0	2,686	0	2,686
Preferred Securities
Banking & Finance	0	4,993	0	4,993
Short-Term Instruments
Certificates of Deposit	0	8,800	0	8,800
Repurchase Agreements	0	3,814	0	3,814
U.S. Treasury Bills	0	222	0	222
	$0	$1,922,289	$0	$1,922,289

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$134	$0	$0	$134

Total Investments	$134	$1,922,289	$0	$1,922,423

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	534	1,457	0	1,991
Over the counter	0	39,432	0	39,432
	$534	$40,889	$0	$41,423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(361)	(37)	0	(398)
Over the counter	0	(11,865)	0	(11,865)
	$(361)	$(11,902)	$0	$(12,263)

Totals	$307	$1,951,276	$0	$1,951,583

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.5%

U.S. GOVERNMENT AGENCIES 137.0%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	$12	$12
0.268% due 12/25/2036	2,235	2,233
0.314% due 03/25/2034	543	543
0.344% due 08/25/2034	38	38
0.434% due 06/25/2033	34	33
0.454% due 06/25/2032	155	149
0.494% due 03/25/2018	75	75
0.534% due 11/25/2032	70	68
0.613% due 04/18/2028	2	2
0.644% due 05/25/2023 - 07/25/2036	1,278	1,289
0.694% due 03/25/2017 - 03/25/2032	328	331
0.844% due 02/25/2024	178	180
1.179% due 05/01/2033	185	192
1.194% due 04/25/2023 - 04/25/2032	151	156
1.300% due 02/01/2036	302	303
1.383% due 08/01/2042 - 10/01/2044	1,109	1,137
1.748% due 03/01/2032	52	55
1.773% due 08/01/2027	300	318
1.894% due 01/01/2035	277	291
1.910% due 03/01/2035	6	6
1.912% due 01/01/2035	79	83
1.920% due 12/01/2034 - 01/01/2035	81	85
1.925% due 05/01/2035	57	60
1.927% due 05/01/2035	373	392
1.930% due 01/01/2035	100	105
1.932% due 02/01/2035	106	111
1.942% due 04/01/2035	190	201
1.947% due 02/01/2035	49	52
1.953% due 12/01/2034	9	10
1.966% due 01/01/2035	44	47
1.973% due 11/01/2034	25	27
1.984% due 03/01/2035	40	43
2.000% due 01/01/2028 - 09/01/2029	1,006	1,011
2.080% due 09/01/2034	405	426
2.083% due 10/01/2035	20	21
2.111% due 03/01/2035	28	29
2.157% due 10/01/2035	66	71
2.166% due 11/01/2035	96	101
2.195% due 02/01/2035	30	32
2.217% due 02/01/2035	62	66
2.219% due 12/01/2034	437	460
2.250% due 03/01/2027	45	46
2.260% due 10/01/2028	9	9
2.262% due 02/01/2035	57	61
2.275% due 05/25/2035 - 12/01/2035	529	544
2.305% due 09/01/2035	303	322
2.338% due 02/01/2035	45	48
2.354% due 03/01/2023	1,520	1,538
2.369% due 07/01/2035	98	104
2.371% due 04/01/2033	103	109
2.372% due 07/01/2035	48	51
2.413% due 05/01/2035	145	153
2.468% due 01/25/2022 (a)	6,818	689
2.500% due 06/01/2028 - 11/01/2030	4,501	4,605
2.615% due 07/01/2035	92	99
2.630% due 10/01/2032	228	230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.955% due 05/01/2023	$6	$6
3.000% due 03/01/2028 - 11/01/2045	26,384	26,913
3.330% due 07/01/2022	732	783
3.500% due 11/01/2030 - 11/01/2045	34,000	35,560
3.600% due 08/01/2023	454	489
3.806% due 10/25/2041	106	107
4.000% due 09/01/2018 - 08/01/2045	23,704	25,489
4.500% due 05/01/2018 - 11/01/2045	9,256	9,758
5.000% due 01/01/2019 - 01/01/2024	895	954
5.181% due 11/01/2035	64	67
5.369% due 11/01/2035	104	110
5.406% due 06/25/2044 (a)	1,611	279
5.500% due 08/01/2024 - 11/01/2039	1,390	1,568
5.855% due 03/25/2043	282	297
5.990% due 08/01/2017	1,049	1,070
6.000% due 07/01/2017 - 11/01/2040	6,048	6,830
6.500% due 06/01/2021 - 11/01/2037	1,628	1,904
7.000% due 09/25/2023	18	20
7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	10	11
Federal Housing Administration
7.430% due 06/01/2019	32	32
Freddie Mac
0.457% due 05/15/2035	76	75
0.607% due 06/15/2032 - 12/15/2032	426	428
0.657% due 12/15/2031	110	112
0.707% due 09/15/2030	12	12
0.953% due 01/25/2023 (a)	23,285	1,124
1.107% due 02/15/2021	214	217
1.167% due 11/25/2022 (a)	10,533	632
1.250% due 10/02/2019 (f)	3,100	3,095
1.383% due 02/25/2045	322	334
1.407% due 04/25/2021 (a)	6,730	390
1.499% due 11/25/2019 (a)	3,807	174
1.556% due 11/25/2019 (a)	35,909	1,793
1.937% due 02/01/2018	12	13
2.208% due 02/01/2035	10	10
2.250% due 01/01/2035 - 03/01/2035	78	82
2.373% due 01/01/2034	22	24
2.384% due 11/01/2031	35	37
2.453% due 02/01/2028	55	56
2.461% due 09/01/2035	312	327
2.487% due 02/01/2035	12	13
2.496% due 04/01/2035	104	110
2.498% due 04/01/2035	66	70
2.502% due 02/01/2035	29	31
2.525% due 03/01/2035	22	23
2.550% due 08/01/2036	46	49
2.576% due 05/01/2032	18	19
2.668% due 06/01/2035	45	48
2.803% due 11/01/2028	2	2
2.912% due 08/01/2025	2	2
3.000% due 01/01/2043 - 10/01/2045	9,577	9,694
3.500% due 12/15/2022 - 11/01/2045	14,000	14,543
4.000% due 07/01/2043 - 11/01/2045	15,349	16,318

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 03/15/2021 - 11/01/2045	$11,000	$11,898
5.000% due 10/01/2029 - 07/01/2041	7,574	8,330
5.500% due 12/01/2017 - 06/01/2040	4,622	5,127
6.000% due 11/01/2027 - 10/14/2045	3,086	3,488
6.500% due 12/15/2023 - 05/15/2028	313	357
8.000% due 06/15/2026	7	8
11.741% due 05/15/2035	246	271
15.212% due 05/15/2041	411	452
Ginnie Mae
0.409% due 02/16/2032 - 07/16/2032	38	38
0.459% due 08/16/2032	191	192
0.759% due 04/16/2032	120	121
0.912% due 09/20/2063	1,081	1,091
1.192% due 04/20/2063 - 08/20/2063	4,221	4,314
1.492% due 09/20/2063	914	943
1.625% due 07/20/2022 - 08/20/2026	10	10
1.750% due 06/20/2017 - 03/20/2027	3	3
2.000% due 02/20/2017 - 03/20/2043	95	90
2.500% due 12/20/2021	3	3
3.000% due 03/15/2045 - 10/01/2045	19,943	20,381
3.500% due 02/20/2018 - 12/01/2045	18,001	18,810
4.000% due 03/20/2016 - 10/01/2045	19,208	20,465
4.500% due 01/15/2035 - 10/01/2045	9,564	10,326
5.000% due 11/20/2034 - 08/20/2044	9,047	10,001
5.500% due 09/15/2033 - 12/15/2039	522	586
6.000% due 05/20/2042	155	174
6.500% due 07/15/2024 - 08/15/2038	611	709
7.500% due 08/15/2027	1	1

Total U.S. Government Agencies (Cost $295,564)		299,747

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Notes
1.875% due 08/31/2022	6,000	6,053
2.000% due 07/31/2022	3,500	3,561

Total U.S. Treasury Obligations (Cost $9,522)		9,614

MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	115	120
Banc of America Funding Ltd.
0.459% due 10/03/2039	192	190
Banc of America Funding Trust
0.506% due 05/20/2035 ^	105	73
2.914% due 01/20/2047 ^	569	484
Banc of America Mortgage Trust
3.549% due 07/20/2032	38	39

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns ALT-A Trust
4.139% due 11/25/2036 ^	$1,239	$947
CBA Commercial Small Balance Commercial Mortgage
0.474% due 12/25/2036	199	177
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.474% due 01/25/2035	60	54
Citigroup Mortgage Loan Trust, Inc.
0.991% due 08/25/2035 ^	1,018	796
Countrywide Alternative Loan Trust
0.404% due 05/25/2035	663	552
0.416% due 07/20/2046 ^	131	99
0.444% due 09/25/2046 ^	396	180
0.444% due 10/25/2046 ^	92	64
0.464% due 05/25/2036 ^	27	25
0.496% due 09/20/2046	337	143
0.534% due 10/25/2046 ^	254	29
0.564% due 11/25/2035 ^	5	4
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035	356	298
0.494% due 04/25/2046 ^	57	35
0.534% due 03/25/2036	97	50
0.544% due 02/25/2036 ^	28	23
0.774% due 02/25/2035	9	8
1.114% due 09/25/2034	301	220
2.003% due 06/19/2031	94	86
2.423% due 04/25/2035	840	702
Credit Suisse First Boston Mortgage Securities Corp.
2.603% due 09/25/2034	404	399
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	489	525
DBUBS Mortgage Trust
3.742% due 11/10/2046	2,766	2,779
GreenPoint Mortgage Funding Trust
0.394% due 10/25/2046	364	256
0.394% due 12/25/2046 ^	326	201
0.464% due 04/25/2036 ^	39	25
0.514% due 09/25/2046 ^	364	197
0.534% due 10/25/2046	360	204
GSR Mortgage Loan Trust
0.454% due 08/25/2046	319	138
HarborView Mortgage Loan Trust
0.466% due 09/19/2046 ^	10	1
HomeBanc Mortgage Trust
0.374% due 12/25/2036	245	217
IndyMac Mortgage Loan Trust
0.394% due 11/25/2046	333	238
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	1,006	1,035
LB Commercial Mortgage Trust
5.517% due 07/15/2044	98	104
Lehman XS Trust
0.514% due 11/25/2046 ^	369	168
MASTR Adjustable Rate Mortgages Trust
0.494% due 05/25/2047 ^	352	222
0.534% due 05/25/2047 ^	355	165
MASTR Alternative Loan Trust
0.594% due 03/25/2036	1,195	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	$126	$124
Residential Accredit Loans, Inc. Trust
0.394% due 12/25/2046 ^	348	239
0.424% due 05/25/2037 ^	81	20
0.464% due 05/25/2046 ^	316	195
3.250% due 08/25/2035 ^	224	120
Sequoia Mortgage Trust
0.916% due 10/19/2026	96	94
0.976% due 10/20/2027	17	16
Structured Asset Mortgage Investments Trust
0.876% due 09/19/2032	46	45
Thornburg Mortgage Securities Trust
2.477% due 09/25/2037	135	134
UBS-Barclays Commercial Mortgage Trust
1.458% due 04/10/2046 (a)	3,405	238
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045	355	360
WaMu Mortgage Pass-Through Certificates Trust
0.414% due 07/25/2046 ^	5	0
0.694% due 07/25/2044	211	196
0.894% due 12/25/2045	332	141
Washington Mutual Mortgage Pass-Through Certificates Trust
0.444% due 07/25/2046 ^	35	16
0.969% due 04/25/2047 ^	104	13
Wells Fargo Commercial Mortgage Trust
2.231% due 10/15/2045 (a)	3,334	312

Total Mortgage-Backed Securities (Cost $15,207)		14,828

ASSET-BACKED SECURITIES 4.3%
Amortizing Residential Collateral Trust
0.774% due 07/25/2032	25	24
0.894% due 10/25/2031	15	13
Amresco Residential Securities Corp. Mortgage Loan Trust
0.689% due 06/25/2028	139	131
0.749% due 06/25/2027	31	30
0.749% due 09/25/2027	123	120
0.824% due 09/25/2028	350	329
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034	754	747
Centex Home Equity Loan Trust
0.494% due 01/25/2032	17	16
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033	90	85
Citigroup Global Markets Mortgage Securities, Inc.
1.169% due 10/25/2028	144	143
Conseco Finance Home Equity Loan Trust
1.707% due 05/15/2032	516	508
Countrywide Asset-Backed Certificates
0.874% due 06/25/2033	155	151
Dryden Senior Loan Fund
1.459% due 01/15/2022	966	965
EMC Mortgage Loan Trust
0.944% due 08/25/2040	91	89

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAA Home Equity Trust
0.494% due 03/25/2037	$413	$254
Home Equity Asset Trust
0.794% due 11/25/2032	3	2
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037	901	488
Renaissance Home Equity Loan Trust
0.954% due 12/25/2032	54	51
Saturn CLO Ltd.
0.539% due 05/13/2022	163	162
Specialty Underwriting & Residential Finance Trust
0.874% due 01/25/2034	35	30
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	77	81
Voya CLO Ltd.
1.589% due 10/15/2022	5,000	5,000

Total Asset-Backed Securities (Cost $9,217)		9,419

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS (d) 0.3%
		548

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.127% due 01/07/2016	400	400
0.172% due 02/08/2016	600	599
0.178% due 01/22/2016	600	600

		1,599

Total Short-Term Instruments (Cost $2,147)		2,147

Total Investments in Securities (Cost $331,657)		335,755

	SHARES
INVESTMENTS IN AFFILIATES 19.8%

SHORT-TERM INSTRUMENTS 19.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.8%
PIMCO Short-Term Floating NAV Portfolio III	4,386,519	43,492

Total Short-Term Instruments (Cost $43,501)		43,492

Total Investments in Affiliates (Cost $43,501)		43,492

Total Investments 173.3% (Cost $375,158)		$379,247

Financial Derivative Instruments (e) (0.2%) (Cost or Premiums, net $(751))		(484)

Other Assets and Liabilities, net (73.1%)		(159,950)

Net Assets 100.0%		$218,813

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Zero coupon bond.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$548	U.S. Treasury Notes 1.875% due 06/30/2020	$(560)	$548	$548

Total Repurchase Agreements						$(560)	$548	$548

(1)	Includes accrued interest.

As of September 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $19 at a weighted average interest rate of 0.198%.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae*	2.500%	10/01/2045	$1,000	$(965)	$(980)
Fannie Mae*	3.000%	10/01/2045	2,000	(2,025)	(2,028)
Fannie Mae*	3.500%	10/01/2045	2,000	(2,085)	(2,087)
Fannie Mae*	4.000%	10/01/2045	10,400	(11,047)	(11,096)
Fannie Mae*	4.000%	11/01/2045	7,000	(7,453)	(7,455)
Fannie Mae*	5.000%	10/01/2045	1,000	(1,100)	(1,102)
Fannie Mae*	6.000%	10/01/2045	7,000	(7,903)	(7,915)
Fannie Mae*	6.500%	10/01/2045	1,000	(1,144)	(1,145)
Ginnie Mae*	2.500%	10/01/2045	4,000	(3,891)	(3,951)
Ginnie Mae*	3.000%	10/01/2045	11,000	(11,115)	(11,231)
Ginnie Mae*	4.500%	10/01/2045	3,000	(3,250)	(3,251)
Ginnie Mae*	5.000%	10/01/2045	8,000	(8,789)	(8,792)
U.S. Treasury Notes	1.625%	07/31/2020	3,000	(3,044)	(3,095)
U.S. Treasury Notes	1.875%	05/31/2022	21,100	(21,159)	(21,438)
U.S. Treasury Notes	2.125%	06/30/2022	2,000	(2,020)	(2,031)

Total Short Sales				$(86,990)	$(87,597)

(2)	Payable for short sales includes $155 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
SSB	$548	$0	$0	$0	$548	$(560)	$(12)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(5,126)	(5,126)	0	(5,126)
FOB	0	0	0	(21,438)	(21,438)	0	(21,438)

Total Borrowings and Other Financing Transactions	$548	$0	$0	$(26,564)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

82	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200%	02/01/2016	$	12,000	$(365)	$(260)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	02/01/2016		12,000	(365)	(167)

								$(730)	$(427)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae 3.500% due 10/01/2045	$103.047	10/07/2015	$ 2,000	$(6)	$0

JPM	Put - OTC Fannie Mae 3.500% due 10/01/2045	102.828	10/07/2015	1,000	(2)	0
	Call - OTC Fannie Mae 3.500% due 10/01/2045	104.094	10/07/2015	5,000	(13)	(19)

					$(21)	$(19)

Total Written Options					$(751)	$(446)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount	Premiums
Balance at Beginning of Period	$37,000	$(764)
Sales	43,500	(133)
Closing Buys	(5,000)	11
Expirations	(26,000)	83
Exercised	(17,500)	52

Balance at End of Period	$32,000	$(751)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION (1)

Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (3)
								Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$500	$ 0	$4	$4	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$1,339		$(6)	$0	$(6)

FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	867		(4)	0	(4)
	Receive	IOS.FN.300.13 Index	N/A	1-Month USD-LIBOR	01/12/2044	6,794		(32)	0	(32)

								$(42)	$0	$(42)

Total Swap Agreements							$0	$(38)	$4	$(42)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $519 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure (4)
CBK	$0	$0	$0	$0	$0	$0	$(6)	$(6)	$(6)	$0	$(6)
FBF	0	0	0	0	0	0	(36)	(36)	(36)	0	(36)
GST	0	0	4	4	0	0	0	0	4	0	4
JPM	0	0	0	0	0	(446)	0	(446)	(446)	519	73

Total Over the Counter	$0	$0	$4	$4	$0	$(446)	$(42)	$(488)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter
Written Options	$0	$0	$0	$0	$446	$446
Swap Agreements	0	0	0	0	42	42

	$0	$0	$0	$0	$488	$488

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(4)	$(4)

Over the counter
Purchased Options	$0	$0	$0	$0	$(8)	$(8)
Written Options	0	0	0	0	95	95
Swap Agreements	0	(6)	0	0	144	138

	$0	$(6)	$0	$0	$231	$225

	$0	$(6)	$0	$0	$227	$221

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Purchased Options	$0	$0	$0	$0	$7	$7
Written Options	0	0	0	0	272	272
Swap Agreements	0	7	0	0	47	54

	$0	$7	$0	$0	$326	$333

84	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
U.S. Government Agencies	$0	$299,715	$32	$299,747
U.S. Treasury Obligations	0	9,614	0	9,614
Mortgage-Backed Securities	0	13,603	1,225	14,828
Asset-Backed Securities	0	9,419	0	9,419
Short-Term Instruments
Repurchase Agreements	0	548	0	548
Short-Term Notes	0	1,599	0	1,599
	$0	$334,498	$1,257	$335,755

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,492	$0	$0	$43,492

Total Investments	$43,492	$334,498	$1,257	$379,247

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(61,033)	$0	$(61,033)
U.S. Treasury Obligations	0	(26,564)	0	(26,564)
	$0	$(87,597)	$0	$(87,597)

Financial Derivative Instruments - Assets
Over the counter	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(488)	$0	$(488)

Totals	$43,492	$246,417	$1,257	$291,166

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO Mortgage Opportunities Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.7%

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 1.1%
PHH Corp.
7.375% due 09/01/2019		$5,000	$4,988
SLM Student Loan Trust
0.531% due 07/25/2039	EUR	880	910
Ventas Realty LP
4.125% due 01/15/2026		$11,400	11,520

Total Corporate Bonds & Notes (Cost $17,442)			17,418

U.S. GOVERNMENT AGENCIES 54.7%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(d)		1,760	1,541
0.147% due 01/25/2018 (a)		322,441	149
0.794% due 02/25/2024		16	16
1.076% due 09/25/2022 (a)		33,767	1,702
1.500% due 03/25/2042		2,248	1,586
2.000% due 12/25/2042		77	48
2.354% due 03/01/2023		1,009	1,021
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 02/25/2028 (a)		12,178	1,069
3.000% due 09/25/2022 - 11/01/2045		65,031	65,512
3.000% due 09/25/2039 - 04/25/2043 (a)		54,971	5,854
3.231% due 08/25/2043		83	88
3.330% due 07/01/2022 (f)		1,894	2,025
3.384% due 05/25/2042		71	74
3.490% due 07/01/2026 (f)		4,276	4,527
3.500% due 11/01/2030 - 11/01/2045		267,972	279,482
3.500% due 09/01/2039 - 08/01/2045 (f)		73,193	76,785
3.500% due 01/25/2042 - 02/25/2043 (a)		20,170	2,557
3.600% due 08/01/2023		454	489
3.690% due 08/01/2023 (f)		3,718	4,032
3.750% due 05/25/2033		46	48
3.765% due 12/01/2025		4,500	4,889
3.806% due 10/25/2041		927	936
4.000% due 02/25/2024 - 02/25/2044 (a)		1,554	196
4.000% due 11/25/2040 - 10/01/2045		28,021	30,025
4.000% due 10/01/2041 - 08/01/2043 (f)		19,471	21,079
4.194% due 05/25/2025		180	173
4.500% due 04/01/2031 - 01/01/2042		4,374	4,787
4.500% due 04/01/2040 - 07/01/2042 (f)		15,710	17,349
4.744% due 02/25/2025		1,500	1,491
5.000% due 04/25/2033 - 07/25/2040		811	908
5.000% due 01/01/2039 - 10/01/2039 (f)		4,770	5,338
5.194% due 07/25/2025		5,090	5,084
5.406% due 06/25/2044 - 03/25/2045 (a)		113,436	20,115
5.500% due 02/25/2029 - 01/25/2032 (a)		615	112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/25/2034 - 06/25/2036	$3,392	$3,929
5.709% due 01/25/2043	2,674	2,478
5.855% due 03/25/2043	1,974	2,082
5.906% due 06/25/2037 (a)	1,319	210
5.926% due 01/25/2043 (a)	37,151	8,341
5.956% due 05/25/2042 - 08/25/2042 (a)	3,532	684
6.000% due 02/25/2033 (a)	493	98
6.000% due 02/25/2034	141	173
6.000% due 11/01/2040 (f)	1,706	1,948
6.006% due 03/25/2042 (a)	370	70
6.056% due 03/25/2024 - 02/25/2043 (a)	73,037	14,867
6.300% due 06/25/2031	445	468
6.456% due 08/25/2018 (a)	22,052	2,977
6.476% due 01/25/2018 (a)	46,432	2,171
6.500% due 03/01/2017	85	88
6.506% due 08/25/2040 (a)	3,462	414
6.556% due 09/25/2039 (a)	334	65
6.606% due 11/25/2036 (a)	4,134	784
6.729% due 04/25/2042	16	16
7.000% due 12/25/2023 - 03/25/2049	90	108
7.093% due 05/25/2042	41	41
7.204% due 08/25/2033	1,036	1,099
7.530% due 10/25/2043	7,767	8,074
8.881% due 11/25/2042 - 08/25/2044	5,137	5,304
8.906% due 07/25/2033	1,959	2,603
9.306% due 10/25/2041	2,272	2,477
9.406% due 11/25/2041	6,056	6,494
9.712% due 06/25/2043	10,890	12,034
11.208% due 08/25/2043	3,486	3,765
12.272% due 03/25/2040	299	375
15.224% due 05/25/2043	2,143	2,387
17.342% due 09/25/2024	33	45
19.251% due 09/25/2023	9	13
24.744% due 12/25/2036	280	478
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)(d)	4,146	3,855
1.012% due 09/25/2022 (a)	46,945	2,337
1.250% due 10/02/2019 (f)(j)	16,400	16,374
1.458% due 08/25/2019 (a)	150,515	6,724
1.556% due 11/25/2019 (a)	103,002	5,144
2.420% due 12/01/2034 (f)	8,792	9,314
2.500% due 09/15/2027 - 12/15/2027 (a)	17,639	1,590
3.000% due 04/15/2027 - 12/15/2032 (a)	3,212	317
3.000% due 06/15/2036 - 07/15/2044	5,060	5,059
3.444% due 05/25/2025	300	282
3.494% due 10/25/2027	250	237
3.500% due 09/01/2034 - 10/15/2042	4,110	4,172
4.000% due 04/15/2019 - 02/15/2045	21,050	22,713
4.000% due 12/01/2040 - 07/01/2043 (f)	8,032	8,689
4.500% due 04/01/2019 - 11/15/2040	982	1,113
4.500% due 08/01/2030 - 12/01/2041 (f)	7,833	8,639
5.000% due 05/15/2019	60	62
5.332% due 03/15/2045	2,282	2,328

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 02/15/2033 - 05/15/2041	$3,102	$3,444
5.500% due 07/01/2037 (f)	891	996
5.793% due 06/15/2018 - 10/15/2036 (a)	2,246	291
5.893% due 08/15/2043 (a)	19,903	3,695
5.993% due 01/15/2033 - 06/15/2044 (a)	16,372	3,149
6.000% due 07/15/2035	368	498
6.223% due 02/15/2037 (a)	1,728	316
6.393% due 01/15/2041 (a)	1,575	232
6.443% due 02/15/2032 - 03/15/2035 (a)	4,869	619
6.493% due 10/15/2034 - 09/15/2035 (a)	4,462	606
6.543% due 03/15/2037 (a)	2,250	383
6.907% due 12/15/2023 (a)	1,074	218
7.000% due 03/01/2039	116	132
7.514% due 12/15/2042	840	871
7.793% due 06/15/2031 (a)	465	121
7.930% due 09/17/2032	73	89
8.144% due 05/25/2025	300	302
8.480% due 05/15/2024 (a)	589	76
8.874% due 07/15/2037	5,677	5,839
9.306% due 09/15/2041	2,984	3,184
9.387% due 10/15/2040	833	907
9.394% due 10/25/2027	250	290
9.487% due 01/15/2041	576	637
10.944% due 03/25/2025	700	824
11.741% due 05/15/2035	493	542
11.838% due 05/15/2033	47	61
12.587% due 05/15/2033	11	14
13.840% due 02/15/2041	1,254	1,464
15.112% due 04/15/2043	3,395	3,977
15.212% due 05/15/2041	1,739	1,912
15.433% due 10/15/2033	792	1,113
15.993% due 11/15/2034	20	27
17.576% due 05/15/2035	444	562
18.729% due 10/15/2023	101	149
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(d)	7,906	6,986
0.520% due 05/16/2050 (a)	16,769	428
0.640% due 12/16/2043 (a)	10,094	40
0.642% due 11/20/2060	1,731	1,729
0.676% due 04/16/2053 (a)	6,267	241
0.692% due 03/20/2061	926	928
0.712% due 08/20/2062	1,712	1,715
0.903% due 08/16/2048 (a)	20,730	1,158
0.912% due 09/20/2063	16,207	16,346
1.510% due 12/16/2043 (a)	812	23
1.795% due 05/16/2053 (a)	1,311	72
1.886% due 12/20/2042	2,747	2,534
2.250% due 07/16/2045	3,262	2,656
2.500% due 03/20/2045	2	2
3.000% due 06/20/2044	180	181
3.500% due 10/01/2045 - 12/01/2045	28,000	29,273
4.000% due 11/01/2045	4,000	4,256
4.500% due 07/20/2039 - 01/15/2042	1,585	1,717
4.500% due 12/16/2041 - 03/16/2043 (a)	4,929	704
4.500% due 12/20/2041 - 05/20/2044 (f)	11,644	12,411
5.000% due 08/20/2034 - 07/20/2040	516	585

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 09/20/2038 - 05/16/2043 (a)		$5,962	$912
5.500% due 02/20/2034 - 04/20/2040		33	37
5.500% due 11/16/2037 (a)		208	22
5.884% due 07/20/2043 (a)		1,948	106
5.891% due 11/16/2034 (a)		1,448	268
6.000% due 06/20/2037 - 06/20/2041		1,541	1,741
6.034% due 02/20/2042 (a)		1,708	169
6.064% due 07/20/2042 (a)		29,571	4,669
6.364% due 10/20/2033 (a)		2,149	438
6.500% due 03/15/2035 (f)		1,312	1,569
7.500% due 11/15/2030		39	45
8.000% due 05/17/2034		304	345
8.829% due 09/20/2044		993	1,010
9.103% due 07/20/2045		4,531	4,562
9.168% due 12/20/2040		4,000	4,687

Total U.S. Government Agencies (Cost $883,267)			889,302

U.S. TREASURY OBLIGATIONS 23.3%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (j)		1,600	1,598
U.S. Treasury Notes
2.000% due 08/15/2025 (f)		75,000	74,650
2.125% due 05/15/2025 (f)		66,500	66,934
1.375% due 02/29/2020 (f)(h)(j)		17,500	17,584
1.375% due 03/31/2020 (f)		65,900	66,126
1.375% due 08/31/2020		30,000	29,836
1.375% due 09/30/2020		10,000	10,001
1.625% due 06/30/2020 (f)		66,300	67,158
1.625% due 07/31/2020 (f)		32,000	32,400
1.875% due 08/31/2022 (f)		12,700	12,812

Total U.S. Treasury Obligations (Cost $375,469)			379,099

MORTGAGE-BACKED SECURITIES 34.5%
Alba PLC
2.838% due 12/16/2042	GBP	677	1,026
American Home Mortgage Assets Trust
0.484% due 08/25/2037 ^		$11,636	5,656
2.743% due 01/25/2036		2,421	1,714
American Home Mortgage Investment Trust
2.535% due 06/25/2045		823	813
BAMLL Re-REMIC Trust
5.383% due 11/15/2016		6,752	6,898
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		5,280	4,152
Banc of America Funding Trust
2.046% due 01/26/2037		35	35
2.525% due 02/20/2036		2,269	1,855
2.914% due 01/20/2047 ^		26	22
6.000% due 09/25/2036		49	48
Banc of America Mortgage Trust
2.610% due 04/25/2035 ^		775	720
2.729% due 05/25/2034		215	215
2.867% due 11/20/2046 ^		447	370
2.870% due 06/25/2034		266	264
Bancaja Fondo de Titulizacion de Activos
0.222% due 02/20/2036	EUR	1,895	2,051
BCAP LLC Trust
0.369% due 01/26/2037		$5,652	3,841
0.441% due 07/26/2035		2,104	2,092
1.673% due 10/26/2035		4,020	4,031
2.426% due 01/26/2034		979	975

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.759% due 12/26/2037		$717	$718
4.000% due 03/26/2036		3,652	3,670
Bear Stearns Adjustable Rate Mortgage Trust
2.455% due 12/25/2046 ^		2,068	1,788
2.578% due 10/25/2036 ^		628	538
2.820% due 10/25/2034		127	126
Bear Stearns ALT-A Trust
0.354% due 02/25/2034		94	86
0.514% due 08/25/2036 ^		17,835	13,140
0.694% due 01/25/2036 ^		2,951	2,481
2.545% due 08/25/2036 ^		9,667	6,149
2.718% due 04/25/2035		212	189
2.851% due 09/25/2035 ^		675	512
Bear Stearns Mortgage Funding Trust
0.424% due 09/25/2046 ^		236	187
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		8,022	6,643
Celtic Residential Irish Mortgage Securitisation PLC
0.222% due 04/10/2048	EUR	5,377	5,479
0.224% due 12/14/2048		1,920	1,974
CGBAM Commercial Mortgage Trust
0.000% due 02/15/2031 (a)		$138,781	37
Chase Mortgage Finance Trust
2.609% due 02/25/2037		314	316
Citigroup Commercial Mortgage Trust
1.487% due 07/15/2027		4,200	4,210
5.425% due 10/15/2049		2,974	3,080
Citigroup Mortgage Loan Trust, Inc.
2.510% due 03/25/2036 ^		217	207
2.660% due 05/25/2035		54	54
6.000% due 08/25/2037		4,532	3,774
Commercial Mortgage Trust
2.015% due 12/10/2045 (a)		7,716	643
2.867% due 02/10/2048		5,000	3,905
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		112	98
Countrywide Alternative Loan Trust
0.314% due 06/25/2036		7,364	6,441
0.384% due 09/25/2046 ^		5,600	4,881
0.516% due 11/20/2035		936	796
0.594% due 06/25/2036 ^		40	27
0.894% due 05/25/2036		430	274
1.699% due 09/25/2035		118	109
2.476% due 03/25/2047 ^		300	268
5.056% due 02/25/2035 (a)		2,253	167
5.325% due 05/25/2036		7,838	6,731
6.000% due 07/25/2036 ^		39,997	33,837
6.000% due 02/25/2037 ^		720	585
6.000% due 04/25/2037 ^		2,054	1,614
6.000% due 05/25/2037 ^		1,828	1,496
6.756% due 10/25/2037 (a)		12,397	3,757
Countrywide Asset-Backed Certificates
0.434% due 04/25/2036		632	558
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 02/25/2035		1,179	1,096
2.463% due 01/25/2036		210	192
2.509% due 03/25/2037 ^		1,642	1,337
2.596% due 02/25/2047 ^		1,773	1,581
2.632% due 09/25/2037 ^		738	647
2.745% due 11/19/2033		39	38
2.766% due 08/25/2034 ^		1	1
4.910% due 01/25/2036 ^		10,199	9,601
5.500% due 01/25/2035		589	601
5.750% due 05/25/2037 ^		67	61
6.000% due 07/25/2037		136	117
6.000% due 01/25/2038		758	685
6.250% due 09/25/2037 ^		229	224

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035		$1,425	$1,502
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		6,806	6,955
Credit Suisse Mortgage Capital Certificates
0.487% due 12/27/2035		4,204	4,037
2.764% due 01/26/2047		10,010	7,296
4.792% due 05/27/2053		2,446	2,627
5.342% due 12/16/2043		3,000	3,059
5.467% due 09/16/2039		5,199	5,311
5.693% due 10/26/2036		1,262	999
Deco Pan Europe BV
0.221% due 10/27/2020	EUR	3,230	3,410
Deco Pan Europe PLC
0.181% due 07/27/2017		5,031	5,452
0.381% due 01/27/2018		197	219
Eurosail PLC
1.289% due 09/13/2045	GBP	17,160	25,018
1.359% due 09/13/2045		2,228	2,988
Fastnet Securities PLC
0.136% due 08/10/2043	EUR	1,011	1,130
First Horizon Alternative Mortgage Securities Trust
2.199% due 07/25/2036		$407	314
First Horizon Mortgage Pass-Through Trust
2.619% due 11/25/2035		101	94
2.726% due 08/25/2035		520	466
Global Mortgage Securitization Ltd.
0.464% due 04/25/2032		3,238	3,122
GMAC Mortgage Corp. Loan Trust
3.263% due 05/25/2035		76	76
Great Hall Mortgages PLC
0.470% due 06/18/2039		2,538	2,325
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038		3,684	3,728
GS Mortgage Securities Trust
1.613% due 08/10/2043 (a)		62,554	3,596
5.374% due 05/17/2045		520	525
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,853	1,396
HarborView Mortgage Loan Trust
0.526% due 08/19/2045		124	116
2.455% due 04/19/2034		366	364
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	502	747
Impac Secured Assets Trust
0.364% due 01/25/2037		$8,673	7,622
0.544% due 05/25/2036		99	96
IndyMac Mortgage Loan Trust
0.974% due 12/25/2034		697	597
2.495% due 08/25/2035		182	160
2.807% due 09/25/2036 ^		8,869	7,332
2.860% due 09/25/2036 ^		468	343
2.864% due 06/25/2037 ^		6,775	5,059
Infiniti SoPRANo
0.157% due 11/05/2019	EUR	19,121	19,967
Jefferies Resecuritization Trust
2.357% due 02/26/2036		$1,845	1,821
6.566% due 06/25/2047		1,961	1,914
JPMorgan Alternative Loan Trust
0.354% due 09/25/2036		4,864	4,422
0.354% due 11/25/2036 ^		5,647	4,328
3.064% due 11/25/2036 ^		7,188	6,397
6.000% due 12/27/2036		5,457	4,641
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,338	1,383
5.420% due 01/15/2049		8,803	9,144
5.440% due 06/12/2047		5,632	5,838

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
2.618% due 04/25/2035		$178	$179
2.727% due 07/25/2035		31	31
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		12,333	8,453
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042		16,088	16,566
LB Commercial Mortgage Trust
5.517% due 07/15/2044		49	52
LB-UBS Commercial Mortgage Trust
0.739% due 02/15/2040 (a)		161,217	1,247
5.424% due 02/15/2040		8,376	8,709
Leek Finance PLC
0.846% due 09/21/2038	GBP	4,830	7,588
Lehman Mortgage Trust
0.514% due 08/25/2036 ^		$403	306
5.750% due 02/25/2037		10,653	8,411
Lehman XS Trust
0.314% due 08/25/2036 ^		664	515
1.094% due 08/25/2047		8,225	5,669
Luminent Mortgage Trust
0.424% due 05/25/2037 ^		104	76
Merrill Lynch Mortgage Investors Trust
0.444% due 08/25/2036		1,639	1,592
1.197% due 10/25/2035		863	824
2.066% due 07/25/2029		27	27
2.543% due 02/25/2036 ^		1,537	1,299
Morgan Stanley Bank of America Merrill Lynch Trust
1.594% due 12/15/2048 (a)		11,154	597
Morgan Stanley Capital Trust
5.319% due 12/15/2043		12,625	13,074
5.328% due 11/12/2041		3,033	3,110
Morgan Stanley Mortgage Loan Trust
0.464% due 09/25/2035		2,113	2,099
0.564% due 11/25/2035		3,628	3,427
2.751% due 06/25/2037		2,566	1,740
2.752% due 09/25/2035 ^		234	177
5.500% due 10/25/2037		1,592	1,500
5.701% due 02/25/2047		4,099	3,068
Mortgage Equity Conversion Asset Trust
0.730% due 02/25/2042		2,667	2,284
0.760% due 05/25/2042		5,418	4,721
0.830% due 10/25/2041		1,854	1,520
0.830% due 01/25/2042		15,968	13,573
New York Mortgage Trust
0.524% due 08/25/2035		1,784	1,662
RBSSP Resecuritization Trust
0.699% due 09/26/2034		537	506
9.503% due 06/26/2037		954	568
Residential Accredit Loans, Inc. Trust
0.394% due 10/25/2046		3,889	2,913
0.404% due 04/25/2046		10,859	5,655
0.494% due 08/25/2035		435	338
0.544% due 08/25/2035 ^		2,623	1,994
0.594% due 10/25/2045		375	291
3.449% due 05/25/2035 ^		206	177
6.000% due 10/25/2034		642	677
8.000% due 04/25/2036 ^		561	551
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		169	123
6.250% due 08/25/2036		1,262	1,168
Residential Funding Mortgage Securities, Inc. Trust
3.778% due 04/25/2037		1,547	1,338
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		1,536	1,576
5.509% due 04/16/2047		1,900	1,932
5.695% due 09/16/2040		1,300	1,353

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.114% due 06/16/2049		$3,848	$3,980
6.150% due 02/16/2051		1,084	1,110
Rural Hipotecario Fondo De Titulizacion Hipotec
0.216% due 02/13/2033	EUR	659	720
Sandwell Commercial Finance PLC
0.979% due 09/30/2037	GBP	2,694	3,950
Sequoia Mortgage Trust
2.678% due 07/20/2037		$295	250
Sovereign Commercial Mortgage Securities Trust
6.024% due 07/22/2030		600	600
SRERS Funding Ltd.
0.442% due 05/09/2046		2,590	2,522
Structured Adjustable Rate Mortgage Loan Trust
2.569% due 08/25/2035		407	383
Structured Asset Mortgage Investments Trust
0.374% due 07/25/2046		160	129
0.384% due 07/25/2046 ^		11,599	8,041
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.489% due 09/25/2033		357	357
Theatre Hospitals No. 1 PLC
3.584% due 10/15/2031	GBP	800	1,134
Theatre Hospitals No. 2 PLC
3.584% due 10/15/2031		580	822
Thornburg Mortgage Securities Trust
1.094% due 03/25/2044		$123	112
Titan Europe Ltd.
0.201% due 04/23/2017	EUR	1,870	2,040
UBS-Barclays Commercial Mortgage Trust
0.263% due 08/10/2049 (a)		$178,586	2,672
Virgil Mortgage PLC
2.839% due 03/12/2045	GBP	3,294	4,988
Wachovia Bank Commercial Mortgage Trust
0.417% due 04/15/2047		$17,000	16,553
5.901% due 06/15/2049		3,500	3,673
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045		325	330
5.882% due 03/23/2045		2,200	2,235
WaMu Mortgage Pass-Through Certificates Trust
0.584% due 10/25/2044		8,278	8,055
0.934% due 11/25/2034		2,285	2,182
1.199% due 02/25/2046		688	636
2.234% due 07/25/2037 ^		210	180
2.459% due 12/25/2035		3,484	3,110
3.831% due 12/25/2036 ^		2,418	2,212
4.472% due 07/25/2037 ^		139	130
Washington Mutual Mortgage Pass-Through Certificates Trust
0.444% due 02/25/2036		634	470
0.899% due 01/25/2047		4,167	3,064
5.750% due 11/25/2035 ^		2,310	2,094
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 06/25/2037 ^		428	373
2.612% due 02/25/2035		31	31
2.619% due 01/25/2035		218	218
2.653% due 05/25/2036 ^		165	157
2.685% due 08/25/2033		37	38
2.700% due 03/25/2036		1,080	1,081
2.705% due 04/25/2036 ^		341	335
6.000% due 09/25/2036 ^		71	68
Windermere CMBS Ltd.
0.431% due 04/22/2018	EUR	2,140	2,323

Total Mortgage-Backed Securities (Cost $543,326)			561,054

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 30.6%
Accredited Mortgage Loan Trust
0.324% due 02/25/2037		$1,377	$1,321
0.680% due 09/25/2035		3,405	2,731
ACE Securities Corp. Home Equity Loan Trust
0.494% due 02/25/2036		3,655	3,277
0.874% due 09/25/2035		5,925	4,767
1.169% due 11/25/2033		1,876	1,764
1.364% due 02/25/2035		19,953	18,052
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.644% due 07/25/2035		6,400	5,770
0.664% due 05/25/2035		5,000	4,772
1.109% due 01/25/2035		5,152	4,145
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.984% due 10/25/2033		2,083	1,957
Asset-Backed Funding Certificates Trust
0.814% due 04/25/2034		4,523	4,474
1.444% due 06/25/2034		2,443	2,300
Asset-Backed Securities Corp. Home Equity Loan Trust
0.914% due 06/25/2035		1,223	1,158
1.154% due 11/25/2033		2,666	2,404
Atrium CDO Corp.
1.421% due 11/16/2022		8,149	8,158
Avoca CLO PLC
0.259% due 01/16/2023	EUR	277	309
Babson CLO Ltd.
2.282% due 09/28/2021		$1,450	1,451
Bear Stearns Asset-Backed Securities Trust
0.394% due 12/25/2036		7,716	7,054
0.394% due 04/25/2037 ^		6,293	6,146
0.694% due 12/25/2035		400	367
Bridgeport CLO Ltd.
0.570% due 06/18/2021		3,323	3,282
Business Loan Express Business Loan Trust
0.484% due 09/25/2038		6,483	5,698
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		10,400	10,402
Carrington Mortgage Loan Trust
0.414% due 12/25/2036		11,809	7,720
Centerline REIT, Inc.
4.760% due 09/21/2045		8,881	9,074
Centex Home Equity Loan Trust
3.735% due 02/25/2032		1,021	1,028
Chapel BV
0.636% due 11/17/2064	EUR	5,805	6,127
Citigroup Mortgage Loan Trust, Inc.
0.334% due 05/25/2037		$1,290	1,270
0.454% due 07/25/2045		10,779	7,793
0.494% due 10/25/2036		14,695	10,391
0.604% due 10/25/2035		1,700	1,568
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		2,178	1,934
0.334% due 07/25/2037 ^		6,937	5,886
0.344% due 05/25/2037		8,570	7,696
0.374% due 06/25/2047		345	315
0.394% due 04/25/2036		692	664
0.414% due 09/25/2047		2,600	2,021
0.494% due 07/25/2036		500	457
0.674% due 01/25/2036		900	821
0.824% due 02/25/2036		2,000	1,594
1.154% due 08/25/2035		4,502	4,236
Countrywide Asset-Backed Certificates Trust
0.354% due 03/25/2037		2,893	2,683
0.674% due 07/25/2035		3,308	3,294
0.694% due 08/25/2047		820	809

88	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.994% due 08/25/2047		$500	$430
1.094% due 10/25/2034		3,916	3,794
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		2,558	1,402
0.319% due 07/25/2037		229	154
1.139% due 04/25/2036		10,634	9,315
5.357% due 10/25/2036		1,100	1,072
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		89	45
Dryden Senior Loan Fund
1.459% due 01/15/2022		3,768	3,762
EMC Mortgage Loan Trust
0.744% due 08/25/2040		1,638	1,585
Equifirst Loan Securitization Trust
0.384% due 04/25/2037		1,135	915
Eurocredit CDO BV
1.242% due 02/22/2020	EUR	379	423
First Franklin Mortgage Loan Trust
0.354% due 04/25/2036		$4,779	4,036
0.694% due 12/25/2035		6,100	4,311
0.704% due 09/25/2035		855	852
1.004% due 04/25/2035		4,476	4,243
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		9,280	9,280
GSAA Home Equity Trust
0.424% due 04/25/2047		653	430
6.000% due 08/25/2047		2,291	2,120
GSAA Trust
0.494% due 05/25/2047		1,205	894
GSAMP Trust
0.314% due 12/25/2036		1,256	695
Harbourmaster CLO BV
0.321% due 10/25/2020	EUR	829	922
House of Europe Funding PLC
0.157% due 12/15/2090		27,021	29,097
HSI Asset Securitization Corp. Trust
0.344% due 12/25/2036		$8,533	5,084
ING IM CLO Ltd.
1.536% due 03/14/2022		23,036	23,012
JPMorgan Mortgage Acquisition Trust
0.354% due 05/25/2036		5,869	5,694
0.364% due 04/25/2036		6,823	6,414
LCM LP
1.547% due 10/19/2022		10,000	9,992
Lehman XS Trust
0.364% due 01/25/2037		565	499
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		1,600	1,595
Long Beach Mortgage Loan Trust
0.989% due 06/25/2034		240	233
1.094% due 06/25/2035		5,000	4,651
MASTR Asset-Backed Securities Trust
0.354% due 10/25/2036		751	458
0.434% due 10/25/2036		8,703	5,523
0.644% due 10/25/2035		838	827
Merrill Lynch Mortgage Investors Trust
0.304% due 08/25/2037		859	516
0.714% due 06/25/2035		1,166	1,125
0.914% due 06/25/2035		917	841
Morgan Stanley ABS Capital, Inc. Trust
1.244% due 04/25/2035		200	147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
0.434% due 04/25/2037		$2,649	$1,419
5.726% due 10/25/2036 ^		4,153	2,499
N-Star Real Estate CDO Ltd.
0.666% due 06/16/2041		3,278	3,183
National Collegiate Student Loan Trust
0.324% due 06/26/2028		2,693	2,613
0.324% due 11/27/2028		6,589	6,536
0.334% due 12/27/2027		1,497	1,483
0.344% due 07/25/2026		375	375
0.384% due 05/25/2026		595	594
0.474% due 04/25/2029		3,170	3,038
0.706% due 06/25/2029		5,000	4,557
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		6,600	6,622
New Century Home Equity Loan Trust
0.424% due 02/25/2036		38	38
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.604% due 02/25/2036		2,500	2,271
Octagon Investment Partners Ltd.
0.534% due 04/23/2020		552	552
OHA Credit Partners Ltd.
1.531% due 05/15/2023		10,000	10,003
Option One Mortgage Loan Trust
0.384% due 01/25/2036		2,250	2,194
0.694% due 08/25/2032		1,146	1,087
Option One Mortgage Loan Trust Asset-Backed Certificates
0.734% due 06/25/2032		448	420
0.834% due 07/25/2033		1,081	1,017
Ownit Mortgage Loan Trust
1.124% due 03/25/2036		2,856	2,816
Pangaea ABS SPV
0.220% due 12/28/2096	EUR	14,507	15,441
Panther CDO BV
0.304% due 03/20/2084		8,074	8,658
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.214% due 10/25/2034		$10,000	9,671
2.069% due 09/25/2034		700	659
RAAC Trust
0.494% due 06/25/2044		111	95
0.894% due 03/25/2034		506	486
Residential Asset Mortgage Products Trust
0.354% due 02/25/2037		3,247	2,983
Residential Asset Securities Corp. Trust
0.344% due 07/25/2036		10,671	9,512
0.444% due 04/25/2037		400	367
RMF Euro CDO PLC
0.419% due 07/18/2023	EUR	900	981
Securitized Asset-Backed Receivables LLC Trust
1.169% due 03/25/2035		$663	632
SG Mortgage Securities Trust
0.624% due 10/25/2035		3,000	2,845
Specialty Underwriting & Residential Finance Trust
0.344% due 09/25/2037		2,557	1,499
0.344% due 11/25/2037		1,100	599
0.544% due 03/25/2037		767	420
Stone Tower CLO Ltd.
0.519% due 04/17/2021		8,359	8,248
Structured Asset Securities Corp. Mortgage Loan Trust
0.354% due 03/25/2036		3,880	3,743

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Symphony CLO LP
1.589% due 04/16/2022	$19,850	$19,864
2.789% due 04/16/2022	3,000	3,005
Vibrant CLO Ltd.
1.624% due 07/17/2024	25,000	24,912
Wells Fargo Home Equity Asset-Backed Securities Trust
0.774% due 03/25/2035	500	460
Wrightwood Capital Real Estate CDO Ltd.
0.653% due 11/21/2040	2,683	2,618

Total Asset-Backed Securities (Cost $489,310)		496,543

	SHARES
REAL ESTATE INVESTMENT TRUSTS 2.8%

FINANCIALS 2.8%
American Capital Agency Corp.	2,287,000	42,767
Annaly Capital Management, Inc.	345,628	3,411

Total Real Estate Investment Trusts (Cost $48,129)		46,178

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (e) 0.5%
		7,980

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.2%
0.119% due 11/19/2015 - 02/18/2016 (c)(f)(j)	$19,598	19,597

Total Short-Term Instruments (Cost $27,570)		27,577

Total Investments in Securities (Cost $2,384,513)		2,417,171

	SHARES
INVESTMENTS IN AFFILIATES 9.1%

SHORT-TERM INSTRUMENTS 9.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%
PIMCO Short-Term Floating NAV Portfolio III	14,910,428	147,837

Total Short-Term Instruments (Cost $147,860)		147,837

Total Investments in Affiliates (Cost $147,860)		147,837

Total Investments 157.8% (Cost $2,532,373)		$2,565,008

Financial Derivative Instruments (g)(i) (1.1%)
(Cost or Premiums, net $(17,567))		(18,541)

Other Assets and Liabilities, net (56.7%)		(920,984)

Net Assets 100.0%		$1,625,483

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$7,980	U.S. Treasury Notes 4.875% due 08/15/2016	$(8,141)	$7,980	$7,980

Total Repurchase Agreements						$(8,141)	$7,980	$7,980

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.450%	09/03/2015	10/14/2015	$(24,018)	$(24,026)
GSC	0.600%	09/14/2015	10/14/2015	(139,803)	(139,843)
MSC	0.600%	09/16/2015	10/14/2015	(5,061)	(5,062)

Total Reverse Repurchase Agreements					$(168,931)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.300%	09/22/2015	10/06/2015	$(2,951)	$(2,952)
GSC	0.080%	09/21/2015	10/05/2015	(71,245)	(71,262)
	0.450%	09/25/2015	10/09/2015	(12,728)	(12,734)
	0.510%	09/22/2015	10/06/2015	(71,390)	(71,417)
	0.510%	09/24/2015	10/01/2015	(1,609)	(1,609)
	0.520%	09/22/2015	10/06/2015	(62,415)	(62,437)
	0.560%	09/23/2015	10/07/2015	(110,919)	(110,969)
	0.594%	09/22/2015	10/06/2015	(2,701)	(2,685)
	0.600%	09/24/2015	10/01/2015	(4,935)	(4,935)
	0.650%	09/25/2015	10/02/2015	(46,238)	(46,245)
	0.670%	09/25/2015	10/02/2015	(1,305)	(1,305)
	0.680%	09/28/2015	10/05/2015	(3,513)	(3,514)
	0.685%	09/28/2015	10/05/2015	(66,286)	(65,847)
	0.750%	09/29/2015	10/06/2015	(3,838)	(3,840)
	0.760%	09/29/2015	10/06/2015	(9,195)	(9,198)
UBS	0.500%	09/22/2015	10/06/2015	(32,265)	(32,276)

Total Sale-Buyback Transactions					$(503,225)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $431,207 at a weighted average interest rate of 0.231%.
(3)	Payable for sale-buyback transactions includes $82 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae*	3.500%	10/01/2045	$ 126,700	$(131,174)	$(131,828)
Fannie Mae*	3.500%	11/01/2045	173,700	(179,752)	(180,886)
Fannie Mae*	4.000%	10/01/2045	110,000	(116,863)	(117,365)
Fannie Mae*	4.000%	11/01/2045	79,000	(83,879)	(84,135)
Fannie Mae*	4.500%	10/01/2045	104,000	(112,540)	(112,775)
U.S. Treasury Notes	1.375%	08/31/2020	30,000	(29,741)	(29,871)

Total Short Sales				$(653,949)	$(656,860)

(4)	Payable for short sales includes $35 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

90	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $683,633 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
DEU	$0	$(24,026)	$0	$0	$(24,026)	$24,667	$641
GSC	0	(139,843)	0	0	(139,843)	144,129	4,286
MSC	0	(5,062)	0	0	(5,062)	5,225	163
SSB	7,980	0	0	0	7,980	(8,141)	(161)

Master Securities Forward Transaction Agreement
BCY	0	0	(2,952)	0	(2,952)	2,986	34
FOB	0	0	0)	(29,871)	(29,871)	0	(29,871)
GSC	0	0	(467,997)	0	(467,997)	470,684	2,687
UBS	0	0	(32,276)	0	(32,276)	32,400	124

Total Borrowings and Other Financing Transactions	$7,980	$(168,931)	$(503,225)	$(29,871)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(168,931)	$0	$0	$(168,931)

Total	$0	$(168,931)	$0	$0	$(168,931)

Sale-Buyback Transactions
U.S. Government Agencies	0	(2,685)	0	0	(2,685)
U.S. Treasury Obligations	(6,544)	(493,996)	0	0	(500,540)

Total	$(6,544)	$(496,681)	$0	$0	$(503,225)

Total Borrowings	$(6,544)	$(665,612)	$0	$0	$(672,156)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(672,156)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	1.850%	05/18/2017	$352,200	$3,608	$2,945	$0	$(53)
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	171,400	(2,171)	(1,354)	51	0
Pay	3-Month USD-LIBOR	1.750%	12/16/2018	168,700	3,267	1,608	0	(71)
Receive	3-Month USD-LIBOR	2.500%	06/17/2022	7,400	(450)	(216)	4	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	1,000	(32)	(42)	0	0
Receive	3-Month USD-LIBOR	2.400%	06/30/2025	56,500	(2,351)	(2,699)	54	0
Receive	3-Month USD-LIBOR	2.220%	07/09/2025	70,000	(1,686)	(3,152)	67	0
Receive	3-Month USD-LIBOR	2.209%	09/02/2025	50,000	(961)	(961)	47	0
Receive	3-Month USD-LIBOR	2.500%	09/18/2025	80,000	(3,616)	(2,920)	78	0

					$(4,392)	$(6,791)	$301	$(124)

Total Swap Agreements					$(4,392)	$(6,791)	$301	$(124)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $1,905 and cash of $5,697 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$301	$301	$0	$0	$(124)	$(124)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	$		50,991		GBP	33,540	$0	$(253)
	11/2015		GBP	33,540	$		50,983	253	0

CBK	10/2015	$		2,337		EUR	2,092	1	0

GLM	10/2015		EUR	105,321	$		118,851	1,166	0
	10/2015	$		3,804		EUR	3,362	0	(48)

JPM	10/2015			999			868	0	(29)
	11/2015			3,171			2,822	0	(16)
	11/2015			2,731		GBP	1,772	0	(51)

SCX	10/2015		GBP	33,540	$		52,080	1,342	0

UAG	10/2015	$		110,750		EUR	98,999	0	(129)
	11/2015		EUR	98,999	$		110,802	127	0

Total Forward Foreign Currency Contracts								$2,889	$(526)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	01/04/2016	$	1,800,000	$2,281	$307

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	01/04/2016		440,000	399	75
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400%	04/06/2016		2,525,500	2,916	474
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	12/28/2015		26,000	145	145

								$5,741	$1,001

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 11/01/2045	$	112.250	11/05/2015	$35,000	$1	$0

Total Purchased Options						$5,742	$1,001

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200%	02/01/2016	$	90,000	$(2,736)	$(1,950)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	02/01/2016		90,000	(2,736)	(1,252)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	12/28/2015		25,000	(75)	(75)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850%	12/28/2015		5,700	(70)	(70)

								$(5,617)	$(3,347)

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.000% due 10/01/2045	$	100.906	10/07/2015	$10,000	$(40)	$(60)
	Put - OTC Fannie Mae 3.500% due 10/01/2045		103.047	10/07/2015	15,000	(42)	(1)

JPM	Put - OTC Fannie Mae 3.500% due 10/01/2045		102.828	10/07/2015	6,000	(15)	0
	Call - OTC Fannie Mae 3.500% due 10/01/2045		104.094	10/07/2015	12,000	(31)	(46)

						$(128)	$(107)

Total Written Options						$(5,745)	$(3,454)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount	Premiums
Balance at Beginning of Period	160	$541,900	$(7,609)
Sales	0	621,700	(2,751)
Closing Buys	(160)	(191,000)	1,473
Expirations	0	(316,900)	1,378
Exercised	0	(402,000)	1,764

Balance at End of Period	0	$253,700	$(5,745)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (3)
							Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,402	$ (2,209)	$963	$0	$(1,246)
	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	14,553	(3,104)	413	0	(2,691)

BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	1,046	(225)	32	0	(193)
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	25,000	(1,384)	(13)	0	(1,397)

CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	1,968	(91)	87	0	(4)

FBF	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	11,339	(465)	425	0	(40)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	188	(9)	9	0	0
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	45,000	(991)	(309)	0	(1,300)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	20,000	(609)	(220)	0	(829)
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	5,000	(209)	(70)	0	(279)

GST	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	656	(32)	31	0	(1)
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	50,000	(2,497)	(296)	0	(2,793)
	CMBX.NA.BBB-.6 Index	3.000%	05/11/2063	10,000	(170)	(88)	0	(258)

MEI	CMBX.NA.BBB-.6 Index	3.000%	05/11/2063	15,000	(306)	(82)	0	(388)
	CMBX.NA.BBB-.7 Index	3.000%	01/17/2047	5,000	(153)	(126)	0	(279)
	CMBX.NA.BBB-.8 Index	3.000%	10/17/2057	40,000	(2,938)	(1,250)	0	(4,188)

MYC	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	50,000	(1,889)	(184)	0	(2,073)

SAL	CMBX.NA.BBB-.7 Index	3.000%	01/17/2047	10,000	(283)	(275)	0	(558)

					$ (17,564)	$(953)	$0	$(18,517)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	$6,532		$27	$27	$0
	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	22,844		(100)	0	(100)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$5,593		$(24)	$0	$(24)

GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	14,297		(63)	0	(63)

SAL	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	01/12/2039	10,165		49	49	0

								$(111)	$76	$(187)

Total Swap Agreements							$(17,564)	$(1,064)	$76	$(18,704)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $21,144 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
BOA	$253	$0	$0	$253	$(253)	$0	$(3,937)	$(4,190)	$(3,937)	$3,883	$(54)
BRC	0	0	0	0	0	0	(1,590)	(1,590)	(1,590)	1,567	(23)
CBK	1	0	0	1	0	0	(4)	(4)	(3)	0	(3)
DUB	0	307	27	334	0	(61)	(100)	(161)	173	(1,710)	(1,537)
FBF	0	0	0	0	0	0	(2,472)	(2,472)	(2,472)	2,433	(39)
GLM	1,166	0	0	1,166	(48)	0	0	(48)	1,118	(660)	458
GST	0	0	0	0	0	0	(3,115)	(3,115)	(3,115)	3,027	(88)
JPM	0	0	0	0	(96)	(3,248)	0	(3,344)	(3,344)	3,250	(94)
JPS	0	0	0	0	0	0	0	0	0	(240)	(240)
MEI	0	0	0	0	0	0	(4,855)	(4,855)	(4,855)	4,721	(134)
MYC	0	694	0	694	0	(145)	(2,073)	(2,218)	(1,524)	1,143	(381)
SAL	0	0	49	49	0	0	(558)	(558)	(509)	351	(158)
SCX	1,342	0	0	1,342	0	0	0	0	1,342	(1,270)	72
UAG	127	0	0	127	(129)	0	0	(129)	(2)	0	(2)

Total Over the Counter	$2,889	$1,001	$76	$3,966	$(526)	$(3,454)	$(18,704)	$(22,684)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$301	$301

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,889	$0	$2,889
Purchased Options	0	0	0	0	1,001	1,001
Swap Agreements	0	0	0	0	76	76

	$0	$0	$0	$2,889	$1,077	$3,966

	$0	$0	$0	$2,889	$1,378	$4,267

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$124	$124

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$526	$0	$526
Written Options	0	0	0	0	3,454	3,454
Swap Agreements	0	18,517	0	0	187	18,704

	$0	$18,517	$0	$526	$3,641	$22,684

	$0	$18,517	$0	$526	$3,765	$22,808

94	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$89	$89
Futures	0	0	0	0	(1,667)	(1,667)
Swap Agreements	0	0	0	0	1,071	1,071

	$0	$0	$0	$0	$(507)	$(507)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,554)	$0	$(1,554)
Purchased Options	0	0	0	0	(5,803)	(5,803)
Written Options	0	0	0	0	2,643	2,643
Swap Agreements	0	213	0	0	6,176	6,389

	$0	$213	$0	$(1,554)	$3,016	$1,675

	$0	$213	$0	$(1,554)	$2,509	$1,168

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	(552)	(552)
Swap Agreements	0	0	0	0	(11,177)	(11,177)

	$0	$0	$0	$0	$(11,713)	$(11,713)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(803)	$0	$(803)
Purchased Options	0	0	0	0	(1,170)	(1,170)
Written Options	0	0	0	0	4,447	4,447
Swap Agreements	0	(3,817)	0	0	(848)	(4,665)

	$0	$(3,817)	$0	$(803)	$2,429	$(2,191)

	$0	$(3,817)	$0	$(803)	$(9,284)	$(13,904)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,418	$0	$17,418
U.S. Government Agencies	0	887,131	2,171	889,302
U.S. Treasury Obligations	0	379,099	0	379,099
Mortgage-Backed Securities	1,956	520,434	38,664	561,054
Asset-Backed Securities	0	496,543	0	496,543
Real Estate Investment Trusts
Financials	46,178	0	0	46,178
Short-Term Instruments
Repurchase Agreements	0	7,980	0	7,980
U.S. Treasury Bills	0	19,597	0	19,597
	$48,134	$2,328,202	$40,835	$2,417,171

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$147,837	$0	$0	$147,837

Total Investments	$195,971	$2,328,202	$40,835	$2,565,008

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(626,989)	$0	$(626,989)
U.S. Treasury Obligations	0	(29,871)	0	(29,871)
	$0	$(656,860)	$0	$(656,860)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	301	0	301
Over the counter	0	3,966	0	3,966
	$0	$4,267	$0	$4,267

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(124)	0	(124)
Over the counter	0	(22,684)	0	(22,684)
	$0	$(22,808)	$0	$(22,808)

Totals	$195,971	$1,652,801	$40,835	$1,889,607

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Schedule of Investments PIMCO Mortgage Opportunities Fund (Cont.)

September 30, 2015 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
U.S. Government Agencies	$0	$0	$0	$0	$0	$0	$2,171	$0	$2,171	$0
Mortgage-Backed Securities	42,387	0	(1,190)	69	65	(40)	0	(2,627)	38,664	(66)

	$42,387	$0	$(1,190)	$69	$65	$(40)	$2,171	$(2,627)	$40,835	$(66)

Financial Derivative Instruments - Assets
Over the Counter	$1,146	$0	$0	$0	$0	$(1,146)	$0	$0	$0	$0

Totals	$43,533	$0	$(1,190)	$69	$65	$(1,186)	$2,171	$(2,627)	$40,835	$(66)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$2,171	Other Valuation Techniques (2)		—
Mortgage-Backed Securities	16,566	Proxy Pricing	Base Price	102.50
	22,098	Third Party Vendor	Broker Quote	82.00-87.13

Total	$40,835

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

96	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Total Return Fund II

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.0%

BANK LOAN OBLIGATIONS 1.8%
Dell, Inc.
3.750% due 10/29/2018	$7,831	$7,824
HCA, Inc.
2.944% due 03/31/2017	8,634	8,636

Total Bank Loan Obligations (Cost $16,498)		16,460

CORPORATE BONDS & NOTES 25.0%

BANKING & FINANCE 17.3%
American Honda Finance Corp.
0.707% due 05/26/2016	2,000	2,003
American International Group, Inc.
5.050% due 10/01/2015	6,000	6,000
6.250% due 03/15/2087	4,016	4,388
Bank of America Corp.
6.400% due 08/28/2017	6,730	7,307
6.500% due 08/01/2016	3,500	3,656
Bank of America N.A.
0.731% due 05/08/2017	1,600	1,595
6.000% due 10/15/2036	12,700	15,294
Bank One Capital
8.750% due 09/01/2030	1,100	1,577
Bear Stearns Cos. LLC
6.400% due 10/02/2017	400	436
7.250% due 02/01/2018	2,200	2,464
Capital One N.A.
1.474% due 08/17/2018	3,500	3,512
Citigroup, Inc.
0.820% due 05/01/2017	19,200	19,146
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	4,600	4,608
2.875% due 10/01/2018	400	405
3.984% due 06/15/2016	400	407
General Motors Financial Co., Inc.
3.150% due 01/15/2020	2,000	1,983
3.200% due 07/13/2020	2,800	2,769
Goldman Sachs Group, Inc.
0.958% due 06/04/2017	1,000	999
1.454% due 04/23/2020	7,000	7,026
7.500% due 02/15/2019	3,657	4,276
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,301
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,073
7.125% due 09/01/2018	3,000	3,311
JPMorgan Chase & Co.
4.350% due 08/15/2021	200	216
5.300% due 05/01/2020 (b)	2,700	2,660
JPMorgan Chase Bank N.A.
0.749% due 06/02/2017	12,600	12,576
Kilroy Realty LP
4.375% due 10/01/2025	4,800	4,855
Morgan Stanley
3.800% due 04/29/2016	1,500	1,525
5.375% due 10/15/2015	300	301
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	3,000	2,993
Navient Corp.
6.250% due 01/25/2016	8,551	8,642
NYSE Holdings LLC
2.000% due 10/05/2017	50	51
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)	13,600	13,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
0.629% due 06/02/2017	$3,000	$2,993
7.980% due 03/15/2018 (b)	10,800	11,421

		161,604

INDUSTRIALS 6.6%
Apple, Inc.
2.150% due 02/09/2022	8,200	8,003
2.850% due 05/06/2021	1,100	1,131
CCO Safari LLC
4.464% due 07/23/2022	4,300	4,305
Crown Castle Towers LLC
3.222% due 05/15/2042	2,700	2,636
3.663% due 05/15/2045	3,300	3,221
Daimler Finance North America LLC
2.250% due 03/02/2020	5,000	4,855
Georgia-Pacific LLC
2.539% due 11/15/2019	3,700	3,722
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,887
3.050% due 12/01/2019	7,600	7,470
Merck & Co., Inc.
2.350% due 02/10/2022	4,700	4,637
2.750% due 02/10/2025	4,500	4,387
Microsoft Corp.
2.375% due 02/12/2022	8,400	8,389
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	126
UnitedHealth Group, Inc.
3.350% due 07/15/2022	2,200	2,273
Wynn Las Vegas LLC
5.500% due 03/01/2025	5,900	5,082

		62,124

UTILITIES 1.1%
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	3,800	3,695
Verizon Communications, Inc.
2.086% due 09/14/2018	1,200	1,235
2.500% due 09/15/2016	960	973
3.650% due 09/14/2018	3,800	4,007

		9,910

Total Corporate Bonds & Notes (Cost $233,564)		233,638

MUNICIPAL BONDS & NOTES 3.9%

CALIFORNIA 2.6%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,293
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	2,000	2,757
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,329
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	6,029
7.550% due 04/01/2039	900	1,297
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,677

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	$100	$130
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,205
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	3,800	4,896
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	233

		23,846

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	70	82

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	180	189
6.899% due 12/01/2040	3,600	4,036

		4,225

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	490	490

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	110

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,700	2,474
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,344

		3,818

TENNESSEE 0.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,395

Total Municipal Bonds & Notes (Cost $29,802)		35,966

U.S. GOVERNMENT AGENCIES 68.1%
Fannie Mae
0.254% due 12/25/2036	324	318
0.619% due 10/25/2022	18	18
0.644% due 05/25/2023	17	17
0.694% due 02/25/2022	5	6
0.744% due 01/25/2022	11	11
0.794% due 08/25/2022	15	15
0.824% due 05/25/2040	2,693	2,730
0.875% due 12/20/2017 - 05/21/2018	1,100	1,101

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Schedule of Investments PIMCO Total Return Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.894% due 04/25/2022 - 09/25/2022	$15	$15
1.383% due 07/01/2044	181	185
1.875% due 09/18/2018	300	308
1.970% due 01/01/2035	337	357
2.275% due 05/25/2035	200	211
2.310% due 08/01/2022	500	504
2.630% due 10/10/2024	165	163
3.000% due 10/01/2030 - 11/01/2045	38,000	38,661
3.307% due 04/01/2041	74	79
3.330% due 11/01/2021	280	296
3.393% due 09/01/2035	62	65
3.500% due 01/01/2026 - 11/01/2045	42,097	43,896
3.980% due 07/01/2021	118,300	131,253
4.000% due 08/01/2025 - 11/01/2045	62,187	66,243
4.500% due 09/01/2018 - 11/01/2045	39,510	42,877
5.000% due 05/11/2017 - 11/01/2045	9,670	10,640
5.375% due 06/12/2017 (f)	2,800	3,023
5.500% due 03/01/2022 - 10/01/2045	35,094	39,247
5.763% due 12/25/2042	412	472
6.000% due 05/01/2017 - 01/01/2039	5,661	6,426
6.500% due 11/01/2021 - 06/25/2044	226	260
7.000% due 09/25/2020	1	1
8.000% due 10/01/2030	1	1
9.000% due 12/01/2017 - 06/25/2018	1	1
9.250% due 07/25/2019	18	19
Freddie Mac
0.957% due 08/15/2036	1,977	2,010
1.000% due 09/29/2017	6,500	6,541
1.250% due 10/02/2019	5,000	4,992
1.383% due 02/25/2045	206	214
2.170% due 02/01/2023	15	15
2.431% due 12/01/2022	102	105
2.658% due 07/01/2030	33	35
3.500% due 11/01/2045	10,000	10,388
3.750% due 03/27/2019	1,700	1,851
4.000% due 04/01/2024 - 11/01/2045	162,770	173,013
4.500% due 02/01/2029 - 11/01/2045	10,601	11,487
5.000% due 01/01/2036 - 07/01/2040	170	188
5.500% due 01/01/2018 - 07/01/2039	2,070	2,293
6.000% due 02/01/2016 - 09/01/2038	6,403	7,244
7.000% due 07/15/2022	250	278
7.500% due 01/15/2023	648	728
8.000% due 11/01/2025 - 06/15/2030	342	401
9.000% due 12/15/2020	16	18
9.500% due 02/01/2018	2	2
10.000% due 03/01/2021	1	1
Ginnie Mae
0.609% due 06/16/2031	23	23
0.652% due 06/20/2065	4,426	4,414
0.707% due 10/20/2062	4,327	4,328
0.792% due 08/20/2065	2,301	2,291
0.809% due 02/16/2030	31	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 09/20/2025 - 07/20/2030	$580	$603
1.750% due 06/20/2023 - 06/20/2027	664	687
2.000% due 09/20/2024 - 07/20/2027	300	312
4.000% due 10/01/2045 - 11/01/2045	3,000	3,196
5.000% due 07/15/2034 - 10/01/2045	8,259	9,140
6.000% due 01/15/2024	2	2
7.500% due 03/15/2024 - 09/15/2025	3	4
8.000% due 01/15/2022 - 08/15/2024	11	12
9.000% due 11/15/2017	1	1
9.500% due 01/20/2019 - 12/15/2021	2	3
Small Business Administration
7.970% due 01/25/2025	81	84

Total U.S. Government Agencies (Cost $619,639)		636,354

U.S. TREASURY OBLIGATIONS 36.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	5,300	4,884
2.750% due 08/15/2042 (d)	7,300	7,126
2.750% due 11/15/2042 (d)	11,400	11,111
2.875% due 05/15/2043 (d)	4,100	4,090
2.875% due 08/15/2045 (d)	8,600	8,603
3.000% due 05/15/2042 (d)	5,500	5,647
3.000% due 11/15/2044 (d)	16,000	16,354
3.125% due 02/15/2042 (d)	3,700	3,897
3.125% due 02/15/2043 (d)	4,000	4,192
3.125% due 08/15/2044 (d)	17,000	17,806
3.375% due 05/15/2044 (d)	32,100	35,257
3.625% due 02/15/2044 (d)	2,300	2,646
4.250% due 05/15/2039 (d)	2,500	3,153
4.375% due 11/15/2039 (d)	4,500	5,778
4.375% due 05/15/2040 (d)	4,300	5,524
4.500% due 08/15/2039 (d)	1,400	1,828
4.625% due 02/15/2040 (d)	3,200	4,256
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017	3,362	3,351
0.125% due 04/15/2020	3,873	3,852
0.125% due 07/15/2022 (f)	6,953	6,791
0.125% due 01/15/2023	8,478	8,187
0.250% due 01/15/2025	2,317	2,225
0.375% due 07/15/2023	9,230	9,085
0.750% due 02/15/2042	106	93
0.750% due 02/15/2045	3,750	3,263
1.375% due 02/15/2044	1,229	1,251
1.750% due 01/15/2028	10,070	11,154
2.000% due 01/15/2026	21,884	24,598
2.375% due 01/15/2025	33,678	38,817
2.500% due 01/15/2029	19,564	23,516
3.625% due 04/15/2028	1,476	1,959
3.875% due 04/15/2029	13,211	18,247
U.S. Treasury Notes
2.250% due 11/15/2024 (d)	12,100	12,333
2.375% due 08/15/2024 (d)	7,900	8,141
2.500% due 05/15/2024 (d)	2,600	2,710
0.625% due 09/30/2017 (f)	700	700
1.375% due 03/31/2020 (d)(f)	2,300	2,308
2.000% due 08/31/2021 (d)(f)	6,300	6,442
2.750% due 02/15/2024 (d)	4,400	4,678

Total U.S. Treasury Obligations (Cost $337,242)		335,853

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 21.3%
American Home Mortgage Investment Trust
2.534% due 02/25/2045	$782	$783
BAMLL Commercial Mortgage Securities Trust
1.418% due 01/15/2028	5,900	5,851
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	9,022	9,262
Banc of America Funding Trust
2.717% due 05/25/2035	863	882
BBCCRE Trust
3.966% due 08/10/2033	4,600	4,813
BCRR Trust
5.858% due 07/17/2040	1,400	1,480
Bear Stearns Adjustable Rate Mortgage Trust
2.511% due 04/25/2033	290	293
2.690% due 01/25/2035	2,356	2,323
4.157% due 02/25/2036	976	922
Bear Stearns ALT-A Trust
2.581% due 05/25/2035	2,580	2,509
2.697% due 09/25/2035	392	334
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	421	440
5.405% due 12/11/2040	2,941	2,942
5.700% due 06/11/2050	4,000	4,225
5.895% due 06/11/2040	12,911	13,728
Bear Stearns Mortgage Funding Trust
0.384% due 01/25/2037	7,910	6,440
Citigroup Commercial Mortgage Trust
5.899% due 12/10/2049	1,900	2,008
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	1,030	1,038
2.730% due 10/25/2035	329	327
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.488% due 01/15/2046	8,763	8,772
Countrywide Alternative Loan Trust
0.374% due 05/25/2047	1,737	1,475
Countrywide Home Loan Mortgage Pass-Through Trust
2.506% due 02/20/2035	28	28
2.593% due 02/20/2036 ^	490	456
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	16,981	17,560
5.383% due 02/15/2040	933	968
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 09/25/2033	5,080	5,180
4.844% due 06/25/2032	55	54
Credit Suisse Mortgage Capital Certificates
2.523% due 01/27/2036	2,585	2,556
DBUBS Mortgage Trust
3.386% due 07/10/2044	13,660	13,814
DLJ Acceptance Trust
11.000% due 08/01/2019	2	2
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,861	1,933
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	4	5
HomeBanc Mortgage Trust
0.444% due 03/25/2035	6,179	5,531
0.464% due 10/25/2035	4,780	4,446
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032	18	17
IndyMac Mortgage Loan Trust
3.480% due 11/25/2035 ^	1,909	1,620
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	3,536	3,656
5.420% due 01/15/2049	466	484
5.440% due 06/12/2047	1,222	1,267

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051	$1,700	$1,801
JPMorgan Mortgage Trust
2.522% due 07/25/2035	1,098	1,089
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	637	661
5.485% due 03/12/2051	2,900	3,030
Morgan Stanley Capital Trust
5.319% due 12/15/2043	11,397	11,802
5.610% due 04/15/2049	797	800
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036	6,512	6,347
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	1,455	1,529
Nomura Resecuritization Trust
0.391% due 12/26/2035	2,785	2,396
Prime Mortgage Trust
0.594% due 02/25/2019	1	1
0.594% due 02/25/2034	189	179
RBSSP Resecuritization Trust
0.449% due 02/26/2037	2,604	2,462
Residential Funding Mortgage Securities, Inc. Trust
3.741% due 02/25/2036 ^	338	307
Sequoia Mortgage Trust
0.856% due 04/19/2027	1,294	1,221
Structured Asset Mortgage Investments Trust
0.876% due 09/19/2032	201	197
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032	26	25
2.516% due 02/25/2032	32	32
5.487% due 07/25/2034	10,727	11,304
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	355
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	3,800	3,935
5.557% due 03/15/2045	14,953	15,090
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 10/25/2045	466	435
1.399% due 11/25/2042	162	152
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	304	265
2.622% due 01/25/2035	22	22
2.651% due 03/25/2036	1,771	1,767
2.714% due 12/25/2034	1,569	1,581

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo-RBS Commercial Mortgage Trust
2.684% due 11/15/2044	$150	$151

Total Mortgage-Backed Securities (Cost $197,299)		199,360

ASSET-BACKED SECURITIES 4.6%
Ally Auto Receivables Trust
0.680% due 07/17/2017	5,547	5,546
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.644% due 01/25/2036	4,137	3,881
Asset-Backed Securities Corp. Home Equity Loan Trust
1.452% due 08/15/2033	3,150	3,012
Countrywide Asset-Backed Certificates
1.014% due 05/25/2036	104	104
EMC Mortgage Loan Trust
0.934% due 05/25/2040	689	629
First Franklin Mortgage Loan Trust
0.454% due 11/25/2036	6,098	6,030
0.704% due 09/25/2035	1,266	1,262
Fremont Home Loan Trust
0.254% due 01/25/2037	63	32
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036	18	9
Residential Asset Securities Corp. Trust
0.464% due 04/25/2036	8,572	8,274
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^	751	297
SLM Private Education Loan Trust
2.857% due 12/16/2019	200	201
SpringCastle America Funding LLC
2.700% due 05/25/2023	7,961	7,975
Structured Asset Investment Loan Trust
1.094% due 09/25/2034	2,513	2,415
1.319% due 07/25/2033	3,313	3,174

Total Asset-Backed Securities (Cost $41,274)		42,841

	SHARES
PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (b)	4,000	4,992

	SHARES	MARKET VALUE (000S)
UTILITIES 0.4%
Qwest Corp.
7.375% due 06/01/2051	128,400	$3,294

Total Preferred Securities (Cost $7,397)		8,286

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (c) 0.4%
		4,184

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.158% due 02/11/2016 (d)	$31	31

Total Short-Term Instruments (Cost $4,215)		4,215

Total Investments in Securities (Cost $1,486,930)		1,512,973

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,947	109

Total Short-Term Instruments (Cost $109)		109

Total Investments in Affiliates (Cost $109)		109

Total Investments 162.0% (Cost $1,487,039)		$1,513,082

Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(635))		882

Other Assets and Liabilities, net (62.1%)		(579,929)

Net Assets 100.0%		$934,035

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$4,184	U.S. Treasury Notes 1.875% due 06/30/2020	$(4,270)	$4,184	$4,184

Total Repurchase Agreements						$(4,270)	$4,184	$4,184

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Schedule of Investments PIMCO Total Return Fund II (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.400%	08/25/2015	10/06/2015	$(33,442)	$(33,456)
	0.440%	08/28/2015	10/09/2015	(59,810)	(59,835)
	0.450%	08/28/2015	10/09/2015	(12,251)	(12,256)
	0.550%	09/15/2015	10/06/2015	(306)	(306)
	0.550%	09/16/2015	10/07/2015	(16,820)	(16,823)
	0.680%	09/30/2015	10/07/2015	(8,622)	(8,622)
	0.750%	09/24/2015	10/01/2015	(4,349)	(4,350)
GRE	0.400%	08/25/2015	10/06/2015	(6,011)	(6,014)
	0.480%	09/22/2015	10/06/2015	(3,380)	(3,380)
	0.490%	09/09/2015	10/09/2015	(2,936)	(2,937)

Total Reverse Repurchase Agreements					$(147,979)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.620%	09/23/2015	10/06/2015	$(5,274)	$(5,277)
GSC	0.420%	08/26/2015	10/07/2015	(13,063)	(13,074)
	0.450%	09/30/2015	10/14/2015	(5,896)	(5,902)
NOM	0.450%	09/21/2015	10/05/2015	(638)	(638)

Total Sale-Buyback Transactions					$(24,891)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $161,308 at a weighted average interest rate of 0.238%.
(3)	Payable for sale-buyback transactions includes $11 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	10/01/2045	$ 4,000	$(4,516)	$(4,523)

Total Short Sales				$(4,516)	$(4,523)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(d)	Securities with an aggregate market value of $172,745 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(135,648)	$0	$(135,648)	$134,447	$(1,201)
GRE	0	(12,331)	0	(12,331)	12,280	(51)
SSB	4,184	0	0	4,184	(4,270)	(86)

Master Securities Forward Transaction Agreement
BCY	0	0	(5,277)	(5,277)	5,339	62
GSC	0	0	(18,976)	(18,976)	18,960	(16)
NOM	0	0	(638)	(638)	645	7

Total Borrowings and Other Financing Transactions	$4,184	$(147,979)	$(24,891)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(4,350)	$(143,629)	$0	$0	$(147,979)

Total	$(4,350)	$(143,629)	$0	$0	$(147,979)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(24,891)	0	0	(24,891)

Total	$0	$(24,891)	$0	$0	$(24,891)

Total Borrowings	$(4,350)	$(168,520)	$0	$0	$(172,870)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(172,870)

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.000	11/20/2015	2	$0	$0

Total Purchased Options				$0	$0

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	367	$(405)	$14	$0
90-Day Eurodollar June Futures	Short	06/2016	351	(321)	13	0
90-Day Eurodollar June Futures	Short	06/2017	275	(330)	10	0
90-Day Eurodollar March Futures	Short	03/2017	430	(505)	16	0
90-Day Eurodollar March Futures	Short	03/2018	916	(1,530)	35	0
90-Day Eurodollar September Futures	Short	09/2016	1,600	(1,874)	60	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	600	413	0	(19)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	757	897	22	(48)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	155	(384)	87	0

Total Futures Contracts				$(4,039)	$257	$(67)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$32,200	$171	$(230)	$1	$0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	4,700	17	(1)	0	(1)

				$188	$(231)	$1	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Schedule of Investments PIMCO Total Return Fund II (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016	$15,100	$(42)	$(25)	$1	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	84,000	(2,294)	(1,845)	51	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	3,800	(120)	(136)	2	0
Receive	3-Month USD-LIBOR	2.350%	08/05/2025	11,900	(408)	(341)	11	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	42,100	(1,648)	(2,191)	41	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	94,600	(3,783)	(9,634)	291	0

					$(8,295)	$(14,172)	$397	$0

Total Swap Agreements					$(8,107)	$(14,403)	$398	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(f)	Securities with an aggregate market value of $10,214 and cash of $3,554 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$257	$398	$655	$0		$(67)		$(1)	$(68)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$	55,100	$208	$283

GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018		1,500	147	143

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	01/30/2018		12,700	180	175

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		39,200	65	81
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/29/2016		6,600	59	52
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	01/29/2016		6,600	102	37
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/12/2016		5,200	167	54
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/23/2016		12,100	342	134
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020%	08/21/2017		3,100	211	203
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905%	08/20/2018		1,400	140	138

								$1,621	$1,300

Total Purchased Options								$1,621	$1,300

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(7)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(17)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(8)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(2)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(8)

						$(378)	$(42)

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$	55,100	$(78)	$(71)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915%	01/29/2016		55,100	(135)	(157)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/29/2015		8,900	(24)	(20)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/11/2015		8,900	(37)	(15)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018		6,400	(142)	(124)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160%	12/14/2015		12,400	(46)	(26)

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/30/2018		12,700	(66)	(60)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	01/30/2018		12,700	(115)	(108)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500%	01/19/2016		26,100	(16)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		13,100	(8)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650%	01/19/2016		26,100	(29)	(29)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		13,100	(13)	(15)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500%	05/12/2016		49,300	(166)	(31)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500%	05/23/2016		114,800	(359)	(79)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/29/2016		6,600	(25)	(12)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/29/2016		6,600	(38)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700%	08/21/2017		13,800	(214)	(159)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018		6,300	(140)	(122)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/30/2015		9,100	(31)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	11/30/2015		9,100	(44)	(39)

								$(1,726)	$(1,142)

Total Written Options								$(2,104)	$(1,184)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Premiums
Balance at Beginning of Period	0	$454,800	$(2,123)
Sales	2,735	271,800	(2,327)
Closing Buys	(204)	(75,700)	392
Expirations	(1,903)	(133,200)	1,663
Exercised	(628)	(11,900)	291

Balance at End of Period	0	$505,800	$(2,104)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.250%	$ 7,200	$164	$(69)	$95	$0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.138%	6,100	(178)	192	14	0

CBK	MetLife, Inc.	1.000%	12/20/2015	0.147%	3,800	(138)	146	8	0

						$(152)	$269	$117	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,833	$0	$20	$20	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	3,954	0	42	42	0

					$0	$62	$62	$0

Total Swap Agreements					$(152)	$331	$179	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Schedule of Investments PIMCO Total Return Fund II (Cont.)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure (5)
BOA	$0	$283	$109	$392	$0	$(228)	$0	$(228)	$164	$(320)	$(156)
CBK	0	0	8	8	0	(32)	0	(32)	(24)	0	(24)
DUB	0	0	0	0	0	(45)	0	(45)	(45)	0	(45)
GLM	0	143	0	143	0	(150)	0	(150)	(7)	0	(7)
GST	0	0	20	20	0	0	0	0	20	(260)	(240)
JPM	0	175	42	217	0	(168)	0	(168)	49	0	49
MYC	0	699	0	699	0	(561)	0	(561)	138	0	138

Total Over the Counter	$0	$1,300	$179	$1,479	$0	$(1,184)	$0	$(1,184)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$257	$257
Swap Agreements	0	1	0	0	397	398

	$0	$1	$0	$0	$654	$655

Over the counter
Purchased Options	$0	$0	$0	$0	$1,300	$1,300
Swap Agreements	0	179	0	0	0	179

	$0	$179	$0	$0	$1,300	$1,479

	$0	$180	$0	$0	$1,954	$2,134

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$67	$68

Over the counter
Written Options	$0	$0	$0	$0	$1,184	$1,184

	$0	$1	$0	$0	$1,251	$1,252

104	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,453)	$(4,453)
Written Options	0	0	0	0	765	765
Swap Agreements	0	26	0	0	(11,666)	(11,640)

	$0	$26	$0	$0	$(15,354)	$(15,328)

Over the counter
Purchases Options	$0	$0	$0	$0	$(164)	$(164)
Written Options	0	0	0	0	1,149	1,149
Swap Agreements	0	1,254	0	0	0	1,254

	$0	$1,254	$0	$0	$985	$2,239

	$0	$1,280	$0	$0	$(14,369)	$(13,089)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,191)	$(4,191)
Swap Agreements	0	(231)	0	0	11,720	11,489

	$0	$(231)	$0	$0	$7,529	$7,298

Over the counter
Purchased Options	$0	$0	$0	$0	$(99)	$(99)
Written Options	0	0	0	0	(409)	(409)
Swap Agreements	0	(1,209)	0	0	0	(1,209)

	$0	$(1,209)	$0	$0	$(508)	$(1,717)

	$0	$(1,440)	$0	$0	$7,021	$5,581

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,460	$0	$16,460
Corporate Bonds & Notes
Banking & Finance	0	161,604	0	161,604
Industrials	0	62,124	0	62,124
Utilities	0	9,910	0	9,910
Municipal Bonds & Notes
California	0	23,846	0	23,846
Florida	0	82	0	82
Illinois	0	4,225	0	4,225
Iowa	0	490	0	490
Massachusetts	0	110	0	110
Ohio	0	3,818	0	3,818
Tennessee	0	3,395	0	3,395
U.S. Government Agencies	0	636,354	0	636,354
U.S. Treasury Obligations	0	335,853	0	335,853
Mortgage-Backed Securities	0	199,355	5	199,360
Asset-Backed Securities	0	42,841	0	42,841
Preferred Securities
Banking & Finance	0	4,992	0	4,992
Utilities	0	3,294	0	3,294
Short-Term Instruments
Repurchase Agreements	0	4,184	0	4,184
U.S. Treasury Bills	0	31	0	31
	$0	$1,512,968	$5	$1,512,973

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$109	$0	$0	$109

Total Investments	$109	$1,512,968	$5	$1,513,082

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,523)	$0	$(4,523)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	256	398	0	654
Over the counter	0	1,479	0	1,479
	$256	$1,877	$0	$2,133

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(67)	(1)	0	(68)
Over the counter	0	(1,183)	0	(1,183)
	$(67)	$(1,184)	$0	$(1,251)

Totals	$298	$1,509,138	$5	$1,509,441

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Schedule of Investments PIMCO Total Return Fund III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.0%

BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$2,519	$2,515
Dell, Inc.
3.750% due 10/29/2018		1,156	1,155

Total Bank Loan Obligations (Cost $3,675)			3,670

CORPORATE BONDS & NOTES 27.7%

BANKING & FINANCE 19.6%
Ally Financial, Inc.
2.750% due 01/30/2017		500	497
3.500% due 07/18/2016		1,500	1,506
5.500% due 02/15/2017		2,000	2,055
6.250% due 12/01/2017		2,850	3,000
American Express Bank FSB
6.000% due 09/13/2017		3,700	4,003
American International Group, Inc.
5.050% due 10/01/2015		200	200
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,022
Banco Santander Brasil S.A.
4.625% due 02/13/2017		100	101
Bank of America Corp.
6.400% due 08/28/2017		4,000	4,343
6.500% due 08/01/2016		20,100	20,997
6.875% due 04/25/2018		1,800	2,013
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,500	6,823
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,300	1,316
6.500% due 03/10/2021		2,100	2,252
7.250% due 04/22/2020		3,300	3,594
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	8,725
Blackstone CQP Holdco LP
9.296% due 03/19/2019		1,425	1,303
Caixa Economica Federal
2.375% due 11/06/2017		2,000	1,815
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	2,950
CIT Group, Inc.
4.250% due 08/15/2017		300	305
5.250% due 03/15/2018		6,900	7,107
5.500% due 02/15/2019		3,000	3,120
Citigroup, Inc.
0.603% due 06/09/2016		5,500	5,473
Countrywide Financial Corp.
6.250% due 05/15/2016		445	458
Credit Agricole S.A.
7.500% due 06/23/2026 (e)	GBP	2,500	3,656
8.375% due 10/13/2019 (e)		$2,600	2,965
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,900	1,850
Ford Motor Credit Co. LLC
1.069% due 01/17/2017		11,400	11,297
8.000% due 12/15/2016		3,500	3,764
General Electric Capital Corp.
3.800% due 06/18/2019		2,400	2,577
General Motors Financial Co., Inc.
3.150% due 01/15/2020		2,300	2,280
4.375% due 09/25/2021		1,400	1,430
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		4,200	4,223

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
5.750% due 05/15/2016		$8,540	$8,679
6.750% due 09/01/2016		2,000	2,073
Intesa Sanpaolo SpA
3.125% due 01/15/2016		10,575	10,633
JPMorgan Chase & Co.
0.952% due 02/26/2016		4,800	4,805
1.100% due 10/15/2015		4,300	4,301
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,026
KEB Hana Bank
3.125% due 06/26/2017		1,900	1,945
Lloyds Bank PLC
1.101% due 08/17/2018		4,000	4,000
11.875% due 12/16/2021	EUR	2,500	3,137
Macquarie Bank Ltd.
6.625% due 04/07/2021		$8,700	9,764
Mizuho Bank Ltd.
0.776% due 09/25/2017		500	498
Navient Corp.
6.000% due 01/25/2017		1,250	1,259
8.780% due 09/15/2016	MXN	8,500	505
Novo Banco S.A.
4.000% due 01/21/2019	EUR	2,000	2,078
4.750% due 01/15/2018		1,500	1,594
5.875% due 11/09/2015		2,000	2,229
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$700	726
7.250% due 12/15/2021		600	611
Rabobank Group
6.875% due 03/19/2020	EUR	1,450	1,909
8.375% due 07/26/2016 (e)		$1,300	1,344
8.400% due 06/29/2017 (e)		200	213
Rio Oil Finance Trust
6.250% due 07/06/2024		600	386
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		4,400	5,148
Springleaf Finance Corp.
6.900% due 12/15/2017		11,500	12,046
UBS AG
0.884% due 06/01/2017		1,700	1,699
1.174% due 06/01/2020		600	601
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,746
XLIT Ltd.
6.500% due 04/15/2017 (e)		220	175

			211,150

INDUSTRIALS 3.7%
Apple, Inc.
2.850% due 05/06/2021		1,300	1,336
CCO Safari LLC
3.579% due 07/23/2020		5,000	4,968
Con-way, Inc.
7.250% due 01/15/2018		900	932
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		229	236
Dynegy, Inc.
6.750% due 11/01/2019		1,900	1,914
General Motors Co.
4.875% due 10/02/2023		2,000	2,041
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,500	1,420
4.500% due 12/06/2016	JPY	1,200	9
ONEOK Partners LP
3.250% due 02/01/2016		$3,185	3,199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
President and Fellows of Harvard College
6.500% due 01/15/2039	$2,600	$3,603
Rohm & Haas Co.
6.000% due 09/15/2017	574	620
Statoil ASA
0.771% due 11/08/2018	19,900	19,780

		40,058

UTILITIES 4.4%
MarkWest Energy Partners LP
4.875% due 06/01/2025	600	553
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	820	297
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	561	146
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	200	204
Petrobras Global Finance BV
1.953% due 05/20/2016	400	378
2.000% due 05/20/2016	500	482
3.250% due 03/17/2017	500	443
3.500% due 02/06/2017	400	357
3.875% due 01/27/2016	8,000	7,870
4.375% due 05/20/2023	200	131
6.250% due 03/17/2024	300	220
6.850% due 06/05/2115	4,200	2,667
7.875% due 03/15/2019	1,020	841
Petroleos Mexicanos
8.000% due 05/03/2019	2,400	2,718
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	2,100	2,255
Shell International Finance BV
3.250% due 05/11/2025	1,900	1,883
4.375% due 05/11/2045	1,000	989
Verizon Communications, Inc.
2.086% due 09/14/2018	14,500	14,919
2.500% due 09/15/2016	1,303	1,321
3.000% due 11/01/2021	700	699
3.500% due 11/01/2024	3,200	3,161
3.650% due 09/14/2018	4,600	4,850

		47,384

Total Corporate Bonds & Notes (Cost $295,935)		298,592

MUNICIPAL BONDS & NOTES 4.6%

CALIFORNIA 3.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,293
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,515
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,209
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	800	1,122
7.550% due 04/01/2039	1,100	1,585
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	5,100	7,323
7.950% due 03/01/2036	8,500	10,197
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,145

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	$100	$130
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	3,020
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,302
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,057
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	723
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	233

		32,854

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	800	940

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,160
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	224
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	1,900	1,905

		3,289

MASSACHUSETTS 0.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	1,600	1,883

NEBRASKA 0.3%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,400	2,793

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	800	1,096

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,083

Total Municipal Bonds & Notes (Cost $42,820)		47,938

U.S. GOVERNMENT AGENCIES 49.6%
Fannie Mae
0.254% due 07/25/2037	882	830
0.444% due 05/25/2037	64	64
0.554% due 03/25/2037	100	100
0.794% due 05/25/2040	2,108	2,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.383% due 07/01/2044	$154	$158
1.803% due 08/01/2035	1,285	1,348
1.853% due 01/01/2035	211	222
2.219% due 08/01/2035	387	411
2.275% due 05/25/2035 - 07/01/2035	1,495	1,589
2.286% due 04/01/2038	244	260
2.310% due 08/01/2022	200	202
2.312% due 03/01/2033	13	14
2.317% due 09/01/2034	160	169
2.422% due 04/01/2038	82	87
2.472% due 09/01/2037	49	53
2.482% due 04/01/2038	69	74
2.509% due 07/01/2034	12	13
2.870% due 09/01/2027	3,400	3,417
3.000% due 10/01/2030 - 11/01/2045	68,000	69,345
3.393% due 09/01/2035	62	65
3.500% due 10/01/2025 - 11/01/2045	81,683	85,201
4.000% due 12/01/2018 - 11/01/2045	95,370	101,566
4.500% due 08/01/2018 - 11/01/2045	56,027	60,737
5.000% due 05/11/2017 - 11/01/2045	9,792	10,781
5.500% due 12/01/2018 - 07/01/2041	46,143	51,719
5.862% due 02/01/2031	1	1
6.000% due 10/01/2016 - 10/01/2045	31,417	35,569
6.500% due 06/01/2016 - 06/25/2044	113	130
7.000% due 08/01/2016 - 01/01/2018	1	0
7.500% due 02/01/2027	95	107
Freddie Mac
0.917% due 10/15/2037	29	29
2.408% due 04/01/2033	3	3
2.431% due 12/01/2022	17	17
2.435% due 04/01/2038	293	312
2.658% due 07/01/2030	10	10
2.946% due 08/15/2032	150	157
3.500% due 10/01/2025 - 11/01/2045	13,156	13,669
3.750% due 03/27/2019	700	762
4.000% due 08/01/2030 - 11/01/2045	40,702	43,263
4.500% due 02/01/2029 - 11/01/2045	12,789	13,845
5.000% due 10/01/2039	48	54
5.500% due 06/01/2019 - 01/01/2039	1,398	1,548
6.000% due 02/01/2016 - 05/01/2040	6,187	6,990
6.500% due 05/01/2016 - 05/15/2032	5,193	5,962
7.000% due 02/15/2027 - 07/01/2029	526	597
7.500% due 09/01/2025	5	6
Ginnie Mae
0.809% due 02/16/2030	39	39
1.625% due 09/20/2023 - 08/20/2027	241	249
1.750% due 06/20/2022 - 02/20/2032	597	618
3.500% due 12/01/2045	3,000	3,130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 09/20/2040 - 11/01/2045		$9,077	$9,665
5.000% due 03/15/2033 - 10/01/2045		5,453	6,031
6.000% due 04/15/2037		39	44
7.000% due 08/15/2031 - 02/20/2032		13	16
Small Business Administration
5.130% due 09/01/2023		133	145
5.520% due 06/01/2024		900	991

Total U.S. Government Agencies (Cost $527,838)			534,513

U.S. TREASURY OBLIGATIONS 44.2%
U.S. Treasury Bonds
2.500% due 02/15/2045		7,100	6,543
2.750% due 08/15/2042		5,000	4,881
2.750% due 11/15/2042		9,500	9,259
2.875% due 08/15/2045 (g)		16,700	16,705
3.000% due 05/15/2042		3,000	3,080
3.000% due 11/15/2044 (g)		18,100	18,501
3.125% due 02/15/2042		4,100	4,318
3.125% due 08/15/2044 (g)		28,600	29,955
3.375% due 05/15/2044 (g)		58,600	64,364
4.250% due 05/15/2039		7,500	9,461
4.375% due 11/15/2039 (g)		13,100	16,820
4.375% due 05/15/2040		500	642
4.500% due 08/15/2039		5,900	7,703
4.625% due 02/15/2040		1,100	1,463
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020		4,688	4,663
0.125% due 07/15/2022 (i)		33,936	33,146
0.125% due 01/15/2023 (i)		1,344	1,298
0.375% due 07/15/2023 (i)		6,563	6,461
0.625% due 07/15/2021		33,566	34,079
0.750% due 02/15/2045		3,851	3,351
1.250% due 07/15/2020 (i)		2,736	2,875
1.375% due 02/15/2044		2,150	2,188
1.750% due 01/15/2028		33,720	37,347
2.000% due 01/15/2026		18,998	21,354
2.375% due 01/15/2025		13,927	16,052
2.375% due 01/15/2027		13,846	16,236
2.500% due 01/15/2029		6,558	7,883
3.625% due 04/15/2028		1,180	1,567
3.875% due 04/15/2029		6,678	9,224
U.S. Treasury Notes
2.250% due 11/15/2024 (g)(i)		53,500	54,531
2.375% due 08/15/2024 (i)(k)		1,600	1,649
2.500% due 05/15/2024 (i)		9,500	9,901
1.375% due 03/31/2020 (i)(k)		1,300	1,305
1.750% due 09/30/2022		6,400	6,399
2.000% due 10/31/2021 (i)(k)		3,800	3,880
2.750% due 02/15/2024 (i)(k)		7,000	7,443

Total U.S. Treasury Obligations (Cost $476,273)			476,527

MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust
2.860% due 11/25/2035		1,630	1,639
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	1,236	1,383
Banc of America Commercial Mortgage Trust
5.784% due 04/10/2049		$230	239
Banc of America Mortgage Trust
2.797% due 09/25/2034		2,717	2,672
BCAP LLC Trust
5.345% due 03/26/2037		447	437

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Schedule of Investments PIMCO Total Return Fund III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCRR Trust
5.858% due 07/17/2040	$1,450	$1,533
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	842	879
5.405% due 12/11/2040	42	42
Bear Stearns Structured Products, Inc. Trust
2.641% due 12/26/2046	1,070	811
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	152	156
Countrywide Alternative Loan Trust
0.364% due 05/25/2047	1,322	1,146
0.396% due 02/20/2047 ^	3,288	2,446
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	2,378	2,459
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019	514	515
Granite Master Issuer PLC
0.396% due 12/20/2054	5,002	4,986
0.416% due 12/20/2054	232	231
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,537	2,636
GS Mortgage Securities Trust
5.553% due 04/10/2038	82	82
HarborView Mortgage Loan Trust
2.837% due 07/19/2035	568	560
HSI Asset Loan Obligation Trust
2.638% due 09/25/2037 ^	5,037	4,007
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032	9	8
IndyMac Mortgage Loan Trust
2.457% due 01/25/2036 ^	1,870	1,562
2.927% due 01/25/2037 ^	5,437	5,232
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	3,440	3,557
5.420% due 01/15/2049	112	116
5.440% due 06/12/2047	2,092	2,169
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051	1,800	1,907
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	3,925	3,219
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	1,709	1,782
5.858% due 07/15/2040	71	74
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	3,783	3,649
MASTR Alternative Loan Trust
5.000% due 11/25/2018	1,398	1,412
MASTR Asset Securitization Trust
4.500% due 11/25/2018	375	383
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	546	567
5.485% due 03/12/2051	3,000	3,134
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	1,112	1,169
Residential Accredit Loans, Inc. Trust
0.379% due 08/25/2036	3,607	2,879
0.384% due 07/25/2036	3,289	2,655
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037	2,319	1,740
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	63	62
Thornburg Mortgage Securities Trust
4.868% due 10/25/2046	2,951	2,880
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048	171	176
5.342% due 12/15/2043	4,000	4,142

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.509% due 04/15/2047		$8,675	$8,864
6.150% due 02/15/2051		110	115
WaMu Mortgage Pass-Through Certificates Trust
1.399% due 11/25/2042		141	133
2.420% due 03/25/2037		3,146	2,990
3.831% due 12/25/2036 ^		1,860	1,701
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		450	447

Total Mortgage-Backed Securities (Cost $86,461)			87,583

ASSET-BACKED SECURITIES 4.9%
Bear Stearns Asset-Backed Securities Trust
0.354% due 08/25/2036		829	725
Carrington Mortgage Loan Trust
0.514% due 10/25/2035		11	11
Celf Loan Partners PLC
0.320% due 05/03/2023	EUR	2,771	3,052
0.979% due 05/03/2023	GBP	2,000	2,914
Countrywide Asset-Backed Certificates
0.424% due 05/25/2037		$2,300	1,439
0.674% due 12/25/2031		198	147
Countrywide Asset-Backed Certificates Trust
0.924% due 07/25/2035		7,100	6,076
Duane Street CLO Ltd.
0.536% due 01/11/2021		206	206
GSAMP Trust
0.264% due 12/25/2036		404	220
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036		310	131
JPMorgan Mortgage Acquisition Corp.
0.604% due 10/25/2035 ^		3,300	2,733
Morgan Stanley ABS Capital, Inc. Trust
0.344% due 06/25/2036		6,474	5,937
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037		477	259
New Century Home Equity Loan Trust
3.194% due 01/25/2033		2,233	1,986
Option One Mortgage Loan Trust
0.414% due 02/25/2037		5,995	3,603
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.994% due 12/25/2034		6,490	5,503
2.069% due 12/25/2034		6,460	5,078
Penta CLO S.A.
0.268% due 06/04/2024	EUR	542	598
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$6,710	3,985
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		2,544	2,455
SLM Private Education Loan Trust
2.857% due 12/16/2019		200	201
Wells Fargo Home Equity Asset-Backed Securities Trust
0.524% due 05/25/2036		5,300	4,283
0.784% due 11/25/2035		1,000	918
Wood Street CLO BV
0.305% due 11/22/2021	EUR	774	860

Total Asset-Backed Securities (Cost $52,432)			53,320

SOVEREIGN ISSUES 9.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,096
4.125% due 09/15/2017	EUR	1,000	1,032

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	65,500	$15,968
Export-Import Bank of Korea
4.000% due 01/29/2021		$9,500	10,250
Korea Development Bank
3.250% due 09/20/2016		800	817
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,007
Mexico Government International Bond
6.500% due 06/09/2022	MXN	35,100	2,159
8.000% due 06/11/2020		2,300	152
8.500% due 12/13/2018		300,000	19,684
10.000% due 12/05/2024		19,700	1,487
Province of Ontario
1.100% due 10/25/2017		$2,900	2,905
1.650% due 09/27/2019		7,800	7,802
3.000% due 07/16/2018		1,200	1,258
3.150% due 06/02/2022	CAD	8,400	6,776
4.000% due 10/07/2019		$4,400	4,802
4.000% due 06/02/2021	CAD	8,900	7,499
4.200% due 06/02/2020		7,100	5,978
Province of Quebec
3.500% due 07/29/2020		$1,000	1,080
3.500% due 12/01/2022	CAD	3,000	2,465
4.250% due 12/01/2021		6,000	5,131
4.500% due 12/01/2020		1,100	943
Republic of Greece Government International Bond
5.250% due 02/01/2016	JPY	700	5
Spain Government International Bond
2.150% due 10/31/2025	EUR	100	114
3.800% due 04/30/2024		400	520

Total Sovereign Issues (Cost $118,329)			100,930

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.4%

BANKING & FINANCE 1.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		2,000	2,496
GMAC Capital Trust
8.125% due 02/15/2040		155,600	3,973
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		6,000	7,943

			14,412

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	153

Total Preferred Securities (Cost $14,351)			14,565

SHORT-TERM INSTRUMENTS 1.8%

REPURCHASE AGREEMENTS (f) 0.5%
			5,079

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 1.0%
(0.035%) due 12/28/2015	JPY	1,300,000	$10,837

U.S. TREASURY BILLS 0.3%
0.144% due 01/14/2016 - 02/18/2016 (b)(g)(k)		$3,014	3,014

Total Short-Term Instruments (Cost $18,923)			18,930

Total Investments in Securities (Cost $1,637,037)			1,636,568

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,731	$156

Total Short-Term Instruments (Cost $156)		156

Total Investments in Affiliates (Cost $156)		156

Total Investments 152.0% (Cost $1,637,193)		$1,636,724

Financial Derivative Instruments (h)(j) 4.0% (Cost or Premiums, net $(1,701))		43,434

Other Assets and Liabilities, net (56.0%)		(603,302)

Net Assets 100.0%		$1,076,856

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$5,079	U.S. Treasury Notes 0.625% due 02/15/2017	$(5,183)	$5,079	$5,079

Total Repurchase Agreements						$(5,183)	$5,079	$5,079

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.450%	08/28/2015	10/09/2015	$(14,681)	$(14,687)
	0.500%	09/21/2015	10/05/2015	(3,618)	(3,619)
	0.550%	09/15/2015	10/06/2015	(9,045)	(9,047)
	0.550%	09/16/2015	10/07/2015	(1,423)	(1,423)
	0.750%	09/24/2015	10/01/2015	(17,930)	(17,932)
	0.820%	09/28/2015	10/05/2015	(6,092)	(6,092)
	1.000%	09/30/2015	10/07/2015	(11,162)	(11,163)
GRE	0.480%	09/22/2015	10/06/2015	(868)	(868)
	0.490%	09/09/2015	10/09/2015	(2,884)	(2,885)
	0.520%	09/14/2015	10/05/2015	(8,641)	(8,643)
JPS	0.420%	09/22/2015	10/06/2015	(16,345)	(16,347)
SGY	0.230%	10/01/2015	10/16/2015	(16,215)	(16,215)

Total Reverse Repurchase Agreements					$(108,921)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Schedule of Investments PIMCO Total Return Fund III (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.420%	08/26/2015	10/07/2015	$(1,162)	$(1,163)
	0.450%	09/30/2015	10/14/2015	(19,126)	(19,148)
	0.500%	09/10/2015	10/13/2015	(621)	(622)
MSC	0.390%	08/24/2015	10/05/2015	(38,877)	(38,906)

Total Sale-Buyback Transactions					$(59,839)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $150,748 at a weighted average interest rate of 0.241%.
(3)	Payable for sale-buyback transactions includes $31 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	11/01/2045	$2,000	$(2,160)	$(2,167)

Total Short Sales				$(2,160)	$(2,167)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $168,573 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(63,963)	$0	$(63,963)	$63,573	$(390)
GRE	0	(12,396)	0	(12,396)	12,223	(173)
JPS	0	(16,347)	0	(16,347)	16,278	(69)
SGY	0	(16,215)	0	(16,215)	16,104	(111)
SSB	5,079	0	0	5,079	(5,183)	(104)

Master Securities Forward Transaction Agreement
GSC	0	0	(20,933)	(20,933)	20,748	(185)
MSC	0	0	(38,906)	(38,906)	38,442	(464)

Total Borrowings and Other Financing Transactions	$5,079	$(108,921)	$(59,839)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(17,932)	$(74,774)	$0	$0	$(92,706)

Total	$(17,932)	$(74,774)	$0	$0	$(92,706)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(59,839)	0	0	(59,839)

Total	$0	$(59,839)	$0	$0	$(59,839)

Total Borrowings	$(17,932)	$(134,613)	$0	$0	$(152,545)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(152,545)

(5)	Unsettled reverse repurchase agreements liability of $(16,215) is outstanding at period end.

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.750	11/20/2015	493	$4	$4
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.000	11/20/2015	286	2	2
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.250	11/20/2015	336	3	3
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/20/2015	644	6	5
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	145	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	285	2	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	289	3	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	31	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	115	1	2
Put - CME 90-Day Eurodollar December Futures	96.000	12/14/2015	331	3	2

				$25	$27

Total Purchased Options				$25	$27

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	159	$(254)	$6	$0
90-Day Eurodollar December Futures	Short	12/2017	321	(537)	12	0
90-Day Eurodollar March Futures	Short	03/2017	943	(1,433)	35	0
90-Day Eurodollar March Futures	Short	03/2018	554	(905)	21	0
90-Day Eurodollar September Futures	Short	09/2016	1,423	(1,740)	53	0
Australia Government 10-Year Bond December Futures	Short	12/2015	28	(9)	4	(21)
Call Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	49	(12)	3	(1)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	141	0	0	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	159	0	0	0
Canada Government 10-Year Bond December Futures	Short	12/2015	108	125	23	(15)
Euro-Bobl December Futures	Long	12/2015	29	21	2	(2)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	228	759	130	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	150	(492)	2	(43)
Euro-Schatz December Futures	Long	12/2015	107	12	0	(6)
Put Options Strike @ EUR 110.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	352	0	0	0
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	183	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	56	3	4	0
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	56	4	4	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	1,678	1,465	0	(52)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	177	(223)	14	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	227	(560)	133	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	551	(434)	0	(21)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	151	(109)	0	(6)
United Kingdom Long Gilt December Futures	Short	12/2015	2	(3)	0	(1)

Total Futures Contracts				$(4,322)	$446	$(168)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$ 22,473	$656	$(824)	$81	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	600	0	1	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	21,400	114	(169)	0	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	3,200	11	(1)	0	(1)
iTraxx Europe Main 24 5-Year Index	1.000%	12/20/2020	EUR 78,000	449	(490)	29	0

				$1,230	$(1,483)	$111	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Schedule of Investments PIMCO Total Return Fund III (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016	$	25,500	$(70)	$(43)	$2	$0
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	10,500	(678)	43	1	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$	1,100	(30)	(24)	1	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		80,900	(2,046)	(2,397)	53	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		57,900	(1,833)	(2,147)	28	0
Receive	3-Month USD-LIBOR	2.350%	08/05/2025		13,800	(473)	(396)	13	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		7,800	(314)	(393)	5	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		120,000	(4,798)	(12,213)	369	0
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017	GBP	19,300	(542)	(67)	0	(4)
Receive	6-Month GBP-LIBOR	1.500%	12/16/2017		9,800	(145)	(123)	0	(3)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018		54,800	(670)	(373)	0	(19)
Receive	28-Day MXN-TIIE	3.605%	12/18/2015	MXN	247,000	(7)	(7)	0	0
Receive	28-Day MXN-TIIE	3.450%	12/23/2015		1,855,400	(8)	(8)	0	(8)
Pay	28-Day MXN-TIIE	4.060%	08/24/2016		1,078,400	140	23	18	0
Pay	28-Day MXN-TIIE	4.388%	07/28/2017		96,300	11	12	4	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		75,000	122	(23)	6	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		105,200	85	34	21	0
Pay	28-Day MXN-TIIE	6.960%	07/27/2020		120,000	498	22	26	0
Pay	28-Day MXN-TIIE	5.495%	09/22/2020		92,500	16	16	21	0
Pay	28-Day MXN-TIIE	5.480%	09/23/2020		56,600	7	7	7	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		200,600	93	6	61	0
Pay	28-Day MXN-TIIE	5.608%	10/08/2021		61,700	(19)	12	19	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		320,500	(298)	(231)	99	0
Pay	28-Day MXN-TIIE	5.795%	12/10/2021		8,700	1	0	3	0
Pay	28-Day MXN-TIIE	6.000%	06/07/2022		147,000	78	(19)	50	0
Pay	28-Day MXN-TIIE	5.940%	07/13/2022		125,000	26	8	44	0
Pay	28-Day MXN-TIIE	5.975%	09/16/2022		29,800	5	5	11	0
Pay	28-Day MXN-TIIE	6.530%	06/05/2025		109,000	100	26	47	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		66,100	6	6	28	0

						$(10,743)	$(18,244)	$937	$(34)

Total Swap Agreements						$(9,513)	$(19,727)	$1,048	$(35)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $19,280 and cash of $5,520 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability (4)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$27	$447	$1,049	$1,523	$0	$(169)	$(60)	$(229)

(4)

Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin asset of $1 and liability of $(25) for closed swap agreements is outstanding at period end.

112	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
AZD	09/2016		CNY	13,590	$	2,065	$0	$(11)

BOA	10/2015		BRL	12,026		3,064	58	(28)
	10/2015		RUB	20,133		299	0	(7)
	10/2015		THB	23,398		644	0	(1)
	10/2015		$	3,025	BRL	12,026	36	(28)
	10/2015			14,706	GBP	9,673	0	(73)
	10/2015			865	PHP	40,625	4	0
	10/2015			1,576	THB	57,243	0	0
	11/2015		GBP	9,673	$	14,704	73	0
	11/2015		ILS	3,052		777	0	(2)
	11/2015		$	1,099	ILS	4,331	6	0
	12/2015			146	MXN	2,490	0	0
	06/2016		EUR	37,800	$	51,753	9,284	0
	06/2016		$	2,209	EUR	1,636	0	(371)

BPS	10/2015		BRL	58,131	$	19,684	5,047	(26)
	10/2015		$	14,632	BRL	58,131	31	0
	10/2015			204	RUB	13,596	4	0
	11/2015			905	ILS	3,443	0	(27)
	12/2015		MXN	74,133	$	4,356	0	(2)
	01/2016		BRL	29,000		11,264	4,180	0
	01/2018			121		35	11	0

BRC	10/2015		INR	22,954		343	0	(6)
	10/2015		$	4,538	INR	292,720	0	(84)
	10/2015			240	PHP	11,184	0	(1)
	10/2015			139	THB	5,001	0	(1)
	10/2015			809	TWD	26,244	0	(15)
	11/2015			1,009	ILS	3,894	0	(16)
	06/2016		EUR	7,100	$	9,763	1,784	0

CBK	10/2015		BRL	2,037		513	0	(1)
	10/2015		EUR	7,703		8,602	0	(5)
	10/2015		MYR	1,229		308	28	0
	10/2015		PHP	93,654		2,005	3	0
	10/2015		SGD	2,714		1,938	32	0
	10/2015		THB	19,851		557	10	0
	10/2015		TWD	60,299		1,868	43	0
	10/2015		$	493	BRL	2,037	21	0
	10/2015			916	EUR	808	0	(13)
	10/2015			1,570	KRW	1,844,601	0	(14)
	10/2015			541	MYR	2,291	0	(19)
	10/2015			2,550	SGD	3,633	3	0
	11/2015		AUD	3,073	$	2,169	17	0
	11/2015		GBP	586		925	38	0
	11/2015		JPY	2,078,200		17,298	2	(36)
	11/2015		$	4,095	AUD	5,747	0	(70)
	11/2015			4,329	ILS	16,791	1	(46)
	12/2015			714	MXN	12,288	8	0
	12/2015			512	TWD	16,599	0	(11)
	01/2016		CNY	8,879	$	1,353	0	(26)

DUB	10/2015		BRL	100,783		28,805	3,522	(139)
	10/2015		ILS	95,702		25,451	1,054	0
	10/2015		KRW	2,525,338		2,092	0	(37)
	10/2015		MYR	1,591		375	13	0
	10/2015		TWD	7,807		238	1	0
	10/2015	$		25,531	BRL	100,783	541	(651)
	10/2015			1,516	RUB	96,376	0	(44)
	10/2015			238	TWD	7,807	0	(1)
	11/2015		BRL	65,097	$	16,042	0	(198)
	11/2015		CHF	273		278	0	(2)
	11/2015		ILS	2,136		563	19	0
	11/2015		INR	87,267		1,315	0	(6)
	11/2015	$		4,918	BRL	19,813	34	(9)
	12/2015		MXN	364,098	$	21,467	72	(12)
	12/2015	$		3,199	MXN	55,615	71	0
	01/2016		BRL	2,594	$	900	266	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	02/2016		EUR	1,800	$	2,422	$406	$0
	06/2016			3,913		5,358	962	0
	06/2016	$		4,602	EUR	3,405	0	(777)

FBF	10/2015		BRL	76,231	$	27,509	8,280	0
	10/2015		JPY	1,297,123		10,800	0	(16)
	10/2015		KRW	2,455,832		2,059	0	(12)
	10/2015		MYR	2,962		702	27	0
	10/2015	$		19,242	BRL	76,231	34	(48)
	10/2015			2,784	KRW	3,320,973	16	0
	10/2015			362	RUB	23,986	0	0
	10/2015			1,759	SGD	2,471	0	(23)
	11/2015		BRL	10,593	$	2,626	0	(17)
	11/2015		CHF	992		1,017	0	(2)
	04/2016		BRL	14,312		3,442	43	0

GLM	10/2015			16,707		4,404	190	0
	10/2015		EUR	6,696		7,609	127	0
	10/2015		ILS	6,953		1,765	0	(7)
	10/2015		THB	14,816		408	0	0
	10/2015	$		4,193	BRL	16,707	21	0
	10/2015			19,793	EUR	17,561	4	(174)
	10/2015			1,043	ILS	3,968	0	(32)
	10/2015			773	KRW	914,459	0	(2)
	10/2015			688	THB	24,912	0	(3)
	10/2015			1,349	TWD	44,000	0	(17)
	11/2015		AUD	9,985	$	7,152	159	0
	11/2015		CHF	1,261		1,298	2	0
	11/2015		EUR	3,734		4,186	11	0
	11/2015		JPY	1,979,600		16,182	0	(328)
	11/2015		SEK	11,235		1,287	0	(57)
	11/2015	$		5,155	AUD	7,231	0	(91)
	11/2015			30,743	JPY	3,717,900	264	0
	12/2015		MXN	37,989	$	2,277	43	0

HUS	10/2015		BRL	1,509		390	9	0
	10/2015		JPY	5,425,535		45,416	190	0
	10/2015		MYR	2,104		496	17	0
	10/2015	$		380	BRL	1,509	1	0
	10/2015			210	TWD	6,830	0	(3)
	11/2015		CNY	12,307	$	1,899	0	(27)
	11/2015	$		1,243	CNY	8,096	24	0
	12/2015		MXN	15,688	$	929	7	0
	10/2016		CNY	19,197		2,925	0	(4)

JPM	10/2015		BRL	127,294		32,513	463	(58)
	10/2015		EUR	4,950		5,636	111	(6)
	10/2015		INR	45,602		690	0	(4)
	10/2015		KRW	1,614,731		1,352	0	(10)
	10/2015		MYR	3,402		820	46	0
	10/2015		THB	105,695		2,946	36	0
	10/2015	$		38,178	BRL	127,294	0	(6,069)
	10/2015			30,131	CAD	40,155	0	(41)
	10/2015			19,013	EUR	16,886	0	(145)
	10/2015			548	MYR	2,368	0	(9)
	10/2015			408	RUB	27,254	8	0
	10/2015			651	THB	23,449	0	(5)
	11/2015		CAD	40,155	$	30,125	40	0
	11/2015		INR	46,772		719	11	0
	11/2015		JPY	28,400		234	0	(2)
	11/2015	$		3,583	EUR	3,194	0	(13)
	11/2015			4,175	ILS	16,069	0	(75)
	11/2015			1,345	SEK	11,300	7	0
	12/2015		MXN	22,137	$	1,284	0	(18)
	12/2015	$		1,448	MXN	24,962	20	0
	12/2015			373	TWD	12,104	0	(7)
	01/2016		BRL	5,500	$	1,902	559	0
	09/2016		CNY	2,821		430	0	(1)
	01/2018	$		35	BRL	121	0	(11)

MSB	10/2015		RUB	220,620	$	3,381	12	0
	10/2015		TWD	62,771		1,938	39	0
	10/2015	$		45,175	JPY	5,425,535	51	0
	11/2015		JPY	5,425,535	$	45,194	0	(50)

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2015	$	1,618	ILS	6,240	$ 0	$ (26)
	12/2015	MXN	4,575	$	268	0	(1)
	12/2015	$	414	MXN	7,208	10	0
	06/2016	EUR	9,970	$	13,712	2,511	0

NAB	10/2015	$	49,855	EUR	43,675	0	(1,053)
	06/2016	EUR	21,691	$	29,783	5,410	0
	07/2016		15,585		21,143	3,612	0

NGF	10/2015	KRW	1,039,180		892	16	0
	10/2015	TWD	4,413		136	2	0
	10/2015	$	862	THB	31,088	0	(6)
	12/2015	MXN	33,933	$	1,978	0	(17)

RYL	12/2015		20,213		1,185	0	(3)
	12/2015	$	1,284	MXN	22,109	16	0

SCX	10/2015	CAD	40,155	$	30,335	245	0
	10/2015	GBP	9,673		15,020	387	0
	10/2015	INR	84,088		1,305	25	0
	10/2015	KRW	2,312,291		1,969	20	0
	10/2015	MYR	11,873		2,918	214	0
	10/2015	SGD	2,509		1,784	22	0
	10/2015	THB	32,490		901	6	0
	10/2015	$	118	PHP	5,537	0	0
	10/2015		30	TWD	977	0	0
	11/2015		749	CNY	4,870	13	0
	01/2016		1,310		8,600	26	0
	09/2016	CNY	42,060	$	6,378	0	(46)
	10/2016		10,246		1,567	4	0

SOG	10/2015	RUB	227,487		3,385	0	(69)
	10/2015	$	6,160	RUB	409,249	61	(1)
	11/2015		5,057		340,956	61	(1)

UAG	10/2015	EUR	59,581	$	66,653	77	0
	10/2015	PHP	13,181		282	0	0
	10/2015	SGD	818		581	7	0
	10/2015	$	3,310	MYR	14,004	0	(121)
	10/2015		163	PHP	7,645	1	0
	11/2015	BRL	3,367	$	846	6	0
	11/2015	JPY	374,800		3,128	5	(3)
	11/2015	$	66,685	EUR	59,581	0	(77)
	11/2015		5,263	JPY	631,800	6	0
	12/2015	MXN	31,419	$	1,846	9	(10)
	12/2015	$	3,621	MXN	61,407	6	(17)
	01/2016	BRL	31,000	$	11,967	4,394	0
	01/2016	$	279	PHP	13,181	0	0
	09/2016	CNY	21,564	$	3,276	0	(18)

Total Forward Foreign Currency Contracts						$ 55,729	$ (11,672)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$	63,000	$238	$323

GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018		1,800	176	171

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	01/30/2018		14,600	207	201

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		45,000	75	94
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/29/2016		7,400	67	58
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750%	01/29/2016		7,400	115	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/12/2016		6,200	198	65
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580%	05/23/2016		14,500	410	161
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020%	08/21/2017		3,800	258	249

								$1,744	$1,364

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	115

Schedule of Investments PIMCO Total Return Fund III (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 4.000% due 10/01/2045	$	76.219	10/07/2015	$31,200	$1	$0

JPM	Put - OTC Fannie Mae 4.000% due 11/01/2045		80.000	11/05/2015	40,000	2	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045		82.000	11/05/2015	30,000	1	0

						$4	$0

Total Purchased Options						$1,748	$1,364

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	4,000	$(7)	$(7)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.725	11/03/2015	AUD	3,700	$(17)	$(9)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	900	(50)	(7)
	Call - OTC USD versus RUB	RUB	71.500	10/15/2015		1,400	(15)	(3)

BPS	Call - OTC EUR versus USD	$	1.149	11/25/2015	EUR	8,000	(67)	(54)
	Call - OTC USD versus INR	INR	68.500	10/30/2015	$	1,200	(7)	(1)
	Call - OTC USD versus INR		68.250	11/02/2015		1,700	(11)	(2)
	Call - OTC USD versus INR		68.500	12/04/2015		2,000	(19)	(8)

BRC	Call - OTC USD versus INR		69.000	11/26/2015		6,700	(60)	(16)

DUB	Put - OTC USD versus BRL	BRL	3.900	10/29/2015		4,100	(31)	(77)
	Call - OTC USD versus BRL		4.550	03/17/2016		3,500	(88)	(138)

FBF	Call - OTC EUR versus USD	$	1.171	11/18/2015	EUR	9,600	(72)	(24)
	Call - OTC USD versus BRL	BRL	3.850	10/01/2015	$	4,600	(53)	(133)
	Put - OTC USD versus BRL		3.790	10/28/2015		4,600	(49)	(45)
	Put - OTC USD versus BRL		3.800	10/28/2015		1,900	(14)	(20)
	Put - OTC USD versus BRL		3.750	12/10/2015		2,300	(39)	(30)
	Call - OTC USD versus BRL		4.450	12/10/2015		2,300	(40)	(40)
	Call - OTC USD versus BRL		4.600	03/14/2016		5,300	(149)	(191)

GLM	Put - OTC EUR versus USD	$	1.078	12/07/2015	EUR	3,100	(27)	(19)
	Call - OTC EUR versus USD		1.151	12/07/2015		3,100	(27)	(23)
	Put - OTC EUR versus USD		1.077	12/08/2015		3,100	(25)	(19)
	Call - OTC EUR versus USD		1.152	12/08/2015		3,100	(27)	(22)
	Put - OTC EUR versus USD		1.076	12/14/2015		6,800	(54)	(45)
	Call - OTC EUR versus USD		1.155	12/14/2015		6,800	(62)	(49)
	Put - OTC USD versus BRL	BRL	3.450	10/15/2015	$	2,100	(25)	0
	Call - OTC USD versus BRL		4.450	01/14/2016		6,400	(132)	(183)
	Put - OTC USD versus MXN	MXN	16.150	10/20/2015		3,700	(16)	(4)
	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		1,400	(23)	(49)

HUS	Call - OTC AUD versus USD	$	0.733	11/05/2015	AUD	9,500	(38)	(15)
	Put - OTC USD versus MXN	MXN	16.850	10/09/2015	$	3,500	(33)	(26)
	Call - OTC USD versus RUB	RUB	63.000	10/02/2015		800	(13)	(30)

JPM	Call - OTC USD versus INR	INR	68.000	10/23/2015		2,300	(21)	(2)
	Call - OTC USD versus INR		68.000	10/28/2015		600	(4)	(1)

MSB	Put - OTC USD versus MXN	MXN	15.800	10/02/2015		3,500	(22)	0

SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		4,400	(75)	(3)

UAG	Call - OTC EUR versus USD	$	1.145	11/12/2015	EUR	8,000	(61)	(52)
	Put - OTC USD versus JPY	JPY	116.300	10/23/2015	$	4,000	(24)	(10)

							$(1,490)	$(1,350)

116	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$(6)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(16)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	(7)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	(2)

						$(295)	$(31)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$63,000	$(90)	$(81)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915%	01/29/2016	63,000	(154)	(180)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	10/29/2015	10,400	(28)	(23)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/11/2015	10,300	(43)	(17)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	7,800	(174)	(151)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160%	12/14/2015	14,400	(53)	(30)

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/30/2018	14,600	(76)	(70)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	01/30/2018	14,600	(132)	(124)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500%	01/19/2016	29,900	(18)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	15,100	(9)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650%	01/19/2016	29,900	(33)	(33)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	15,100	(15)	(18)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500%	05/12/2016	58,900	(198)	(37)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500%	05/23/2016	137,000	(428)	(94)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100%	01/29/2016	7,400	(28)	(14)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300%	01/29/2016	7,400	(43)	(30)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700%	08/21/2017	16,800	(260)	(194)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/30/2015	10,500	(36)	(33)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	11/30/2015	10,500	(50)	(45)

							$(1,868)	$(1,196)

Total Written Options							$(3,660)	$(2,584)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$584,300	AUD	0	EUR	0	$(3,187)
Sales	3,331	481,500		27,800		155,800	(5,273)
Closing Buys	(245)	(106,900)		0		(17,900)	695
Expirations	(2,413)	(271,800)		(3,500)		(75,171)	3,412
Exercised	(673)	(40,400)		(11,100)		(11,129)	693

Balance at End of Period	0	$646,700	AUD	13,200	EUR	51,600	$(3,660)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.117%	$ 1,500	$(29)	$32	$3	$0
	Japan Government International Bond	1.000%	12/20/2015	0.085%	200	3	(2)	1	0
	Mexico Government International Bond	1.000%	03/20/2019	1.415%	2,500	13	(47)	0	(34)

BPS	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%	1,400	(140)	(281)	0	(421)

BRC	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%	200	(35)	(25)	0	(60)

CBK	Brazil Government International Bond	1.000%	06/20/2016	2.532%	14,800	(29)	(131)	0	(160)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	900	(23)	(8)	0	(31)

DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.250%	7,100	162	(68)	94	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%	10,300	(20)	(91)	0	(111)
	Export-Import Bank of China	1.000%	06/20/2017	0.688%	400	(17)	19	2	0
	MetLife, Inc.	1.000%	06/20/2017	0.338%	12,300	264	(120)	144	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	117

Schedule of Investments PIMCO Total Return Fund III (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
FBF	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.840%	$ 535	$(21)	$23	$2	$0

GST	Japan Government International Bond	1.000%	12/20/2015	0.085%	400	6	(5)	1	0

JPM	Indonesia Government International Bond	1.000%	12/20/2015	1.005%	1,300	(21)	21	0	0
	Mexico Government International Bond	1.000%	09/20/2020	1.730%	1,500	(41)	(10)	0	(51)

MYC	Mexico Government International Bond	1.000%	03/20/2019	1.415%	15,000	80	(285)	0	(205)

						$152	$(978)	$247	$(1,073)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,061	$ 0	$11	$11	$0

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,218	0	24	24	0

MYC	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	5,198	(36)	18	0	(18)

					$ (36)	$53	$35	$(18)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Year BRL-CDI	15.980%	01/02/2017		BRL	119,900	$98	$31	$129	$0
	Receive	3-Month USD-CPURNSA Index	0.415%	09/23/2016	$		5,400	0	0	0	0

DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	116,600	(15)	48	33	0
	Pay	1-Year BRL-CDI	14.900%	01/02/2018			26,800	1	(84)	0	(83)
	Pay	1-Year BRL-CDI	14.920%	01/02/2018			29,000	0	(87)	0	(87)
	Pay	1-Year BRL-CDI	15.900%	01/04/2021			10,400	(1)	39	38	0

GLM	Pay	1-Year BRL-CDI	15.700%	01/02/2017			64,700	(9)	38	29	0

HUS	Pay	1-Year BRL-CDI	15.700%	01/02/2017			80,800	(4)	40	36	0

MYC	Pay	1-Year BRL-CDI	15.510%	07/01/2016			61,200	0	17	17	0

								$70	$42	$282	$(170)

Total Swap Agreements								$186	$(883)	$564	$(1,261)

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $6,444 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$0	$0	$0	$0	$(11)	$0	$0	$(11)	$(11)	$0	$(11)
BOA	9,461	323	133	9,917	(510)	(287)	(34)	(831)	9,086	(8,890)	196
BPS	9,273	0	0	9,273	(55)	(65)	(421)	(541)	8,732	(9,010)	(278)
BRC	1,784	0	0	1,784	(123)	(16)	(60)	(199)	1,585	(1,550)	35
CBK	206	0	0	206	(241)	(29)	(191)	(461)	(255)	(930)	(1,185)
DUB	6,961	0	311	7,272	(1,876)	(257)	(281)	(2,414)	4,858	(6,100)	(1,242)
FBF	8,400	0	2	8,402	(118)	(483)	0	(601)	7,801	(8,180)	(379)
GLM	821	171	29	1,021	(711)	(594)	0	(1,305)	(284)	331	47
GST	0	0	12	12	0	0	0	0	12	0	12
HUS	248	0	36	284	(34)	(71)	0	(105)	179	(380)	(201)
JPM	1,301	201	24	1,526	(6,474)	(197)	(51)	(6,722)	(5,196)	5,591	395
MSB	2,623	0	0	2,623	(77)	0	0	(77)	2,546	(2,520)	26
MYC	0	669	17	686	0	(520)	(223)	(743)	(57)	0	(57)
NAB	9,022	0	0	9,022	(1,053)	0	0	(1,053)	7,969	(8,010)	(41)
NGF	18	0	0	18	(23)	0	0	(23)	(5)	0	(5)
RYL	16	0	0	16	(3)	0	0	(3)	13	0	13
SCX	962	0	0	962	(46)	0	0	(46)	916	491	1,407
SOG	122	0	0	122	(71)	(3)	0	(74)	48	31	79
UAG	4,511	0	0	4,511	(246)	(62)	0	(308)	4,203	(4,770)	(567)

Total Over the Counter	$55,729	$1,364	$564	$57,657	$(11,672)	$(2,584)	$(1,261)	$(15,517)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$27	$27
Futures	0	0	0	0	447	447
Swap Agreements	0	111	0	0	938	1,049

	$0	$111	$0	$0	$1,412	$1,523

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55,729	$0	$55,729
Purchased Options	0	0	0	0	1,364	1,364
Swap Agreements	0	282	0	0	282	564

	$0	$282	$0	$55,729	$1,646	$57,657

	$0	$393	$0	$55,729	$3,058	$59,180

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$169	$169
Swap Agreements	0	1	0	0	59	60

	$0	$1	$0	$0	$228	$229

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,672	$0	$11,672
Written Options	0	7	0	1,350	1,227	2,584
Swap Agreements	0	1,091	0	0	170	1,261

	$0	$1,098	$0	$13,022	$1,397	$15,517

	$0	$1,099	$0	$13,022	$1,625	$15,746

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Schedule of Investments PIMCO Total Return Fund III (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$949	$949
Futures	0	0	0	0	(5,707)	(5,707)
Swap Agreements	0	540	0	0	(357)	183

	$0	$540	$0	$0	$(5,115)	$(4,575)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,956	$0	$18,956
Purchased Options	0	0	0	(13)	(191)	(204)
Written Options	0	35	0	1,420	1,352	2,807
Swap Agreements	0	1,260	0	0	(393)	867

	$0	$1,295	$0	$20,363	$768	$22,426

	$0	$1,835	$0	$20,363	$(4,347)	$17,851

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	(4,221)	(4,221)
Swap Agreements	0	(1,483)	0	0	(903)	(2,386)

	$0	$(1,483)	$0	$0	$(5,122)	$(6,605)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,490)	$0	$(19,490)
Purchased Options	0	0	0	11	(129)	(118)
Written Options	0	0	0	(431)	(493)	(924)
Swap Agreements	0	(629)	0	0	(23)	(652)

	$0	$(629)	$0	$(19,910)	$(645)	$(21,184)

	$0	$(2,112)	$0	$(19,910)	$(5,767)	$(27,789)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,670	$0	$3,670
Corporate Bonds & Notes
Banking & Finance	0	209,847	1,303	211,150
Industrials	0	40,058	0	40,058
Utilities	0	47,384	0	47,384
Municipal Bonds & Notes
California	0	32,854	0	32,854
Georgia	0	940	0	940
Illinois	0	3,289	0	3,289
Massachusetts	0	1,883	0	1,883
Nebraska	0	2,793	0	2,793
Nevada	0	1,096	0	1,096
New York	0	5,083	0	5,083
U.S. Government Agencies	0	534,513	0	534,513
U.S. Treasury Obligations	0	476,527	0	476,527
Mortgage-Backed Securities	0	86,772	811	87,583
Asset-Backed Securities	0	53,320	0	53,320
Sovereign Issues	0	100,930	0	100,930
Preferred Securities
Banking & Finance	3,973	10,439	0	14,412
Industrials	0	153	0	153
Short-Term Instruments
Repurchase Agreements	0	5,079	0	5,079
Japan Treasury Bills	0	10,837	0	10,837
U.S. Treasury Bills	0	3,014	0	3,014
	$3,973	$1,630,481	$2,114	$1,636,568

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156	$0	$0	$156

Total Investments	$4,129	$1,630,481	$2,114	$1,636,724

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(2,167)	0	(2,167)
	$0	$(2,167)	$0	$(2,167)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	448	1,073	0	1,521
Over the counter	0	57,657	0	57,657
	$448	$58,730	$0	$59,178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(168)	(35)	0	(203)
Over the counter	0	(15,517)	0	(15,517)
	$(168)	$(15,552)	$0	$(15,720)

Totals	$4,409	$1,671,492	$2,114	$1,678,015

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

120	PIMCO BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2015 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

Notes to Financial Statements (Cont.)

respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statements of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows, as applicable, have been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

122	PIMCO BOND FUNDS

September 30, 2015 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	123

Notes to Financial Statements (Cont.)

there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

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Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan

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commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Funds’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted

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Notes to Financial Statements (Cont.)

from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

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Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Extended Duration Fund	$12	$0	$(12)	$0	$0	$0	$0	$0
PIMCO GNMA Fund	117,399	0	(117,411)	(136)	148	0	38	0
PIMCO Long Duration Total Return Fund	14	0	(14)	0	0	0	0	0
PIMCO Long-Term U.S. Government Fund	19	0	(19)	0	0	0	0	0
PIMCO Mortgage-Backed Securities Fund	13	0	(13)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	121	0	(121)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Extended Duration Fund	$13,414	$123,612	$(134,600)	$4	$(1)	$2,429	$11	$0
PIMCO GNMA Fund	263,090	79,807	(148,299)	(1,110)	1,061	194,549	606	0
PIMCO Long Duration Total Return Fund	128,037	999,204	(1,089,800)	54	(15)	37,480	203	0
PIMCO Long-Term U.S. Government Fund	38,220	463,535	(492,200)	6	(2)	9,559	35	0
PIMCO Moderate Duration Fund	10,330	99,304	(109,500)	0	0	134	4	0
PIMCO Mortgage-Backed Securities Fund	57,599	56,200	(70,300)	0	(7)	43,492	99	0
PIMCO Mortgage Opportunities Fund	142,715	453,640	(448,501)	26	(43)	147,837	340	0
PIMCO Total Return Fund II	2,627	52,002	(54,520)	0	0	109	2	0
PIMCO Total Return Fund III	1,152	128,704	(129,699)	(1)	0	156	4	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

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Notes to Financial Statements (Cont.)

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

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(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default,

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cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred,

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the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and

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unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered

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Notes to Financial Statements (Cont.)

minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A and C Classes
PIMCO Extended Duration Fund	0.25%	0.25%	0.35%	N/A	N/A	N/A
PIMCO GNMA Fund	0.25%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Long Duration Total Return Fund	0.25%	0.25%	0.35%	N/A	0.40%	N/A
PIMCO Long-Term U.S. Government Fund	0.225%	0.25%	0.35%	0.25%	0.40%	0.35%
PIMCO Moderate Duration Fund	0.25%	0.21%	0.31%	0.21%	N/A	N/A
PIMCO Mortgage-Backed Securities Fund	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Mortgage Opportunities Fund	0.35%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO Total Return Fund II	0.25%	0.25%	0.35%	0.25%	N/A	N/A
PIMCO Total Return Fund III	0.25%	0.25%	0.35%	0.25%	N/A	N/A

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	137

Notes to Financial Statements (Cont.)

For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Long Duration Total Return Fund	$2,760	$0
PIMCO Moderate Duration Fund	57,064	46,399
PIMCO Total Return Fund II	34,878	31,812
PIMCO Total Return Fund III	82,059	114,045

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

138	PIMCO BOND FUNDS

September 30, 2015 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Extended Duration Fund	$109,122	$217,741	$0	$0
PIMCO GNMA Fund	9,826,150	9,726,654	0	2,100
PIMCO Long Duration Total Return Fund	1,196,057	1,515,610	258,166	278,537
PIMCO Long-Term U.S. Government Fund	515,601	432,808	2,515	7,987
PIMCO Moderate Duration Fund	1,541,555	1,432,797	172,197	205,844
PIMCO Mortgage-Backed Securities Fund	2,956,924	2,890,797	5,247	800
PIMCO Mortgage Opportunities Fund	11,059,463	10,153,470	478,740	63,608
PIMCO Total Return Fund II	3,652,636	3,598,810	53,940	66,396
PIMCO Total Return Fund III	3,262,879	3,154,488	115,518	172,072

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Extended Duration Fund(1)				PIMCO GNMA Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	5,317	$42,060	27,278	$218,326	5,787	$65,698	9,295	$105,116
Class P	2,044	16,450	2,033	15,752	2,693	30,467	4,453	50,328
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	726	8,212	2,672	30,172
Class A	0	0	0	0	1,308	14,812	4,183 ^	47,322 ^
Class B	0	0	0	0	0	0	0	3
Class C	0	0	0	0	769	8,709	884	10,020
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	450	3,637	1,026	8,146	288	3,267	566	6,400
Class P	25	201	73	576	50	562	92	1,047
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	79	894	175	1,980
Class A	0	0	0	0	179	2,031	431	4,874
Class B	0	0	0	0	0	0	1	7
Class C	0	0	0	0	42	480	96	1,081
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(18,331)	(143,564)	(21,421)	(176,259)	(6,104)	(69,218)	(9,509)	(107,581)
Class P	(1,264)	(11,128)	(3,297)	(25,395)	(766)	(8,684)	(4,065)	(46,023)
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(1,304)	(14,769)	(4,588)	(51,845)
Class A	0	0	0	0	(3,956)	(44,812)	(11,437)	(129,100)
Class B	0	0	0	0	0	0	(268)^	(3,016)^
Class C	0	0	0	0	(1,397)	(15,830)	(3,724)	(42,024)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(11,759)	$(92,344)	5,692	$41,146	(1,606)	$(18,181)	(10,743)	$(121,239)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	139

Notes to Financial Statements (Cont.)

	PIMCO Long Duration Total Return Fund				PIMCO Long-Term U.S. Government Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	57,373	$671,113	155,386	$1,811,233	28,826	$305,455	408,949	$4,244,645
Class P	263	3,104	1,021	12,122	1,733	18,676	2,523	26,655
Administrative Class	0	0	0	0	550	5,949	2,960	31,388
Class D	106	1,213	749	9,131	596	6,475	129	1,504
Class A	0	0	0	0	5,829	63,090	16,408 ^^	173,765 ^^
Class B	0	0	0	0	0	0	1	8
Class C	0	0	0	0	365	3,984	1,400	15,553
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	7,583	87,573	15,782	186,536	570	6,155	4,322	46,357
Class P	27	312	44	525	33	360	44	476
Administrative Class	0	0	0	0	58	627	118	1,250
Class D	11	130	4	48	3	35	0	2
Class A	0	0	0	0	205	2,217	349	3,710
Class B	0	0	0	0	0	0	0	2
Class C	0	0	0	0	21	225	28	296
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(77,518)	(889,232)	(240,116)	(2,826,139)	(11,409)	(121,920)	(438,958)	(4,802,975)
Class P	(283)	(3,283)	(560)	(6,583)	(1,152)	(12,294)	(3,020)	(31,830)
Administrative Class	0	0	0	0	(1,163)	(12,476)	(3,589)	(38,204)
Class D	(376)	(4,279)	(8)	(102)	(107)	(1,156)	(17)	(205)
Class A	0	0	0	0	(5,129)	(55,505)	(17,452)	(184,802)
Class B	0	0	0	0	0	0	(58)^^	(622)^^
Class C	0	0	0	0	(901)	(9,608)	(950)	(10,040)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(12,814)	$(133,349)	(67,698)	$(813,229)	18,928	$200,289	(26,813)	$(523,067)

140	PIMCO BOND FUNDS

September 30, 2015 (Unaudited)

PIMCO Moderate Duration Fund				PIMCO Mortgage-Backed Securities Fund(2)						PIMCO Mortgage Opportunities Fund(3)
Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015				Six Months Ended 09/30/2015		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount

7,166	$74,556	50,868	$541,935	1,965	$20,634	2,535		$26,551		16,395	$182,580	26,704	$296,706
216	2,246	694	7,366	235	2,468	380		3,976		24,035	267,945	8,580	95,549
850	8,754	0	0	211	2,220	323		3,372		0	0	0	0
0	0	0	0	1,405	14,760	848		8,881		3,435	38,198	1,350	15,035
0	0	0	0	414	4,352	316	^^^	3,304	^^^	935	10,400	1,468	16,356
0	0	0	0	0	0	0		0		0	0	0	0
0	0	0	0	52	547	55		581		1,179	13,122	566	6,300
0	0	0	0	0	0	0		0		0	0	0	0

2,331	24,189	8,236	86,817	106	1,119	242		2,535		1,665	18,539	3,616	40,212
10	100	30	316	6	61	14		147		121	1,347	164	1,821
0	0	0	0	13	135	47		489		0	0	0	0
0	0	0	0	33	346	105		1,095		48	534	103	1,146
0	0	0	0	22	234	67		704		28	316	50	554
0	0	0	0	0	0	0		2		0	0	0	0
0	0	0	0	4	43	14		145		10	107	15	165
0	0	0	0	0	0	0		0		0	0	0	0

(18,507)	(191,703)	(125,649)	(1,336,037)	(1,600)	(16,794)	(3,781)		(39,417)		(13,642)	(151,911)	(24,083)	(268,070)
(44)	(456)	(1,473)	(15,664)	(172)	(1,804)	(466)		(4,876)		(5,884)	(65,505)	(1,631)	(18,145)
(5)	(49)	0	0	(63)	(664)	(2,487)		(25,920)		0	0	0	0
0	0	0	0	(451)	(4,739)	(2,801)		(29,356)		(1,358)	(15,142)	(1,316)	(14,655)
0	0	0	0	(436)	(4,577)	(1,481)		(15,473)		(328)	(3,652)	(1,488)	(16,560)
0	0	0	0	0	0	(33	)^^^	(344	)^^^	0	0	0	0
0	0	0	0	(116)	(1,224)	(357)		(3,738)		(272)	(3,031)	(191)	(2,124)
0	0	0	0	0	0	0		0		0	0	0	0
(7,983)	$(82,363)	(67,294)	$(715,267)	1,628	$17,117	(6,460)		$(67,342)		26,367	$293,847	13,907	$154,290

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	141

Notes to Financial Statements (Cont.)

	PIMCO Total Return Fund II(4)				PIMCO Total Return Fund III
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,872	$49,105	20,583	$213,341	6,905	$63,990	22,506	$215,067
Class P	101	1,020	282	2,920	882	8,164	2,007	19,159
Administrative Class	133	1,350	962	9,966	745	6,902	2,230	21,264
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	1,279	12,906	6,022	62,161	1,940	17,956	8,658	81,979
Class P	11	110	43	442	92	853	416	3,935
Administrative Class	26	259	169	1,739	133	1,234	584	5,506
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(16,476)	(166,625)	(176,714)	(1,831,936)	(22,449)	(207,906)	(226,516)	(2,170,199)
Class P	(768)	(7,744)	(376)	(3,891)	(1,441)	(13,386)	(9,009)	(86,220)
Administrative Class	(642)	(6,474)	(4,251)	(43,838)	(4,227)	(39,008)	(5,250)	(49,581)
Class D	0	0	0	0	0	0	0	0
Class A	0	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(11,464)	$(116,093)	(153,280)	$(1,589,096)	(17,420)	$(161,201)	(204,374)	$(1,959,090)

(1)	As of September 30, 2015, three shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 46% of the Fund.
(2)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 14% of the Fund.
(3)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 11% of the Fund, and the shareholder is a related party of the Fund.*
(4)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 26% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 32 Class B shares in the amount of $370 converted into Class A shares of the Fund.
^^	At the NYSE Close on March 25, 2015, 12 Class B shares in the amount of $138 converted into Class A shares of the Fund.
^^^	At the NYSE Close on March 25, 2015, 4 Class B shares in the amount of $38 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

142	PIMCO BOND FUNDS

September 30, 2015 (Unaudited)

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Extended Duration Fund	$—	$14,780
PIMCO GNMA Fund	20,312	13,527
PIMCO Long Duration Total Return Fund	—	—
PIMCO Long-Term U.S. Government Fund*	74,290	81,450
PIMCO Moderate Duration Fund	—	—
PIMCO Mortgage-Backed Securities Fund	5,490	6,835
PIMCO Mortgage Opportunities Fund	10,781	5,533
PIMCO Total Return Fund II	—	—
PIMCO Total Return Fund III	—	—

(1)	* Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (2)
PIMCO Extended Duration Fund	$291,679	$16,910	$(5,418)	$11,492
PIMCO GNMA Fund	1,428,864	12,822	(13,672)	(850)
PIMCO Long Duration Total Return Fund	4,203,662	300,196	(120,130)	180,066
PIMCO Long-Term U.S. Government Fund	929,565	37,305	(10,095)	27,210
PIMCO Moderate Duration Fund	1,941,961	30,792	(50,330)	(19,538)
PIMCO Mortgage-Backed Securities Fund	375,349	5,425	(1,527)	3,898
PIMCO Mortgage Opportunities Fund	2,533,357	54,121	(22,470)	31,651
PIMCO Total Return Fund II	1,487,642	39,705	(14,265)	25,440
PIMCO Total Return Fund III	1,637,969	37,577	(38,822)	(1,245)

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	143

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SGY	Societe Generale, New York
CBK	Citibank N.A.	MEI	Merrill Lynch International	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	IOS.FN.300.13	2013 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.300.12	2012 Fannie Mae 3.0% Interest Only Synthetic Total Return Swap Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration
AID	Agency International Development	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REIT	Real Estate Investment Trust
BABs	Build America Bonds	FSB	Federal Savings Bank	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

144	PIMCO BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

146	PIMCO BOND FUNDS

(Unaudited)

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by

PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO

148	PIMCO BOND FUNDS

(Unaudited)

compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. The

Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

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(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	151

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

152	PIMCO BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4002SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Credit Bond Funds

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO Floating Income Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Fund

PIMCO Senior Floating Rate Fund

PIMCO Capital Securities and Financials Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO CREDIT BOND FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, capital and financial securities risk, concentration in banking industries risk, contingent convertible securities risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, basis risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, senior loan risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, convertible securities risk, leveraging risk, management risk, subsidiary risk, Regulation S securities risk, short sale risk and convertible securities risk. A complete description of these is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. In addition, with respect to the PIMCO Senior Floating Rate Fund, the Average Annual Total Return table

4	PIMCO CREDIT BOND FUNDS

does not reflect any redemption fees that would have applied for shares that are held 30 or fewer calendar days. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchases for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Credit Absolute Return Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	08/31/11	08/31/11	08/31/11
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	10/29/04	07/31/03	07/31/03	07/31/03	—
PIMCO Floating Income Fund	07/30/04	07/30/04	04/30/08	12/30/05	07/30/04	07/30/04	09/30/04	—
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	—	09/15/10	09/15/10	09/15/10	—
PIMCO Long-Term Credit Fund	03/31/09	03/31/09	02/29/12	—	10/31/14	—	—	—
PIMCO Senior Floating Rate Fund	04/29/11	04/29/11	04/29/11	—	04/29/11	04/29/11	04/29/11	04/29/11
PIMCO Capital Securities and Financials Fund	04/13/15	04/13/15	04/13/15	—	04/13/15	04/13/15	04/13/15	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO Credit Absolute Return Fund

Institutional Class - PCARX	Class A - PZCRX
Class P - PPCRX	Class C - PCCRX
Class D - PDCRX	Class R - PRCRX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	27.6%
Short-Term Instruments‡	20.3%
Asset-Backed Securities	19.5%
Mortgage-Backed Securities	14.7%
U.S. Treasury Obligations	10.0%
Other	7.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (08/31/11)
PIMCO Credit Absolute Return Fund Institutional Class	-2.80%	-2.46%	2.53%
PIMCO Credit Absolute Return Fund Class P	-2.93%	-2.53%	2.43%
PIMCO Credit Absolute Return Fund Class D	-2.96%	-2.81%	2.13%
PIMCO Credit Absolute Return Fund Class A	-2.96%	-2.81%	2.13%
PIMCO Credit Absolute Return Fund Class A (adjusted)	-6.58%	-6.47%	1.18%
PIMCO Credit Absolute Return Fund Class C	-3.30%	-3.51%	1.37%
PIMCO Credit Absolute Return Fund Class C (adjusted)	-4.26%	-4.41%	1.37%
PIMCO Credit Absolute Return Fund Class R	-3.07%	-3.03%	1.88%
3 Month USD LIBOR Index	0.14%	0.26%	0.32%
Lipper Alternative Credit Focus Funds Average	-2.37%	-2.62%	2.10%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for Institutional Class shares, 1.00% for Class P shares, 1.30% for Class D shares, 1.30% for Class A shares, 2.05% for Class C shares, and 1.55% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO Credit Absolute Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Security selection, industry and sector allocation, and management of market risk within and across credit and corporate markets are expected to be the main drivers of returns over time. “Fixed Income Instruments” include bonds, debt securities, bank loans and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Long exposure to U.S. interest rates detracted from performance, as interest rates in the U.S. rose during the reporting period.

»	Short exposure to the Australian dollar positively contributed to performance, as this currency declined relative to the U.S. dollar over the reporting period.

»	Long exposure to Brazilian credit detracted from performance, as credit spreads widened during the reporting period.

»	Long exposure to non-agency mortgage-backed securities benefited performance, as these securities generally posted positive total returns during the reporting period.

»	Long exposure to the energy sector detracted from performance, as the sector posted negative returns during the reporting period.

»	Long exposure to housing-related credits benefited performance, as the sector posted positive absolute returns during the reporting period.

6	PIMCO CREDIT BOND FUNDS

PIMCO Diversified Income Fund

Institutional Class - PDIIX	Class D - PDVDX
Class P - PDVPX	Class A - PDVAX
Administrative Class - PDAAX	Class C - PDICX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	50.4%
Mortgage-Backed Securities	10.8%
Sovereign Issues	10.5%
Short-Term Instruments‡	7.1%
Bank Loan Obligations	5.7%
U.S. Treasury Obligations	5.1%
Other	10.4%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	-2.88%	-1.10%	4.22%	6.12%	7.00%
PIMCO Diversified Income Fund Class P	-2.93%	-1.20%	4.12%	6.02%	6.89%
PIMCO Diversified Income Fund Administrative Class	-3.00%	-1.35%	3.96%	5.86%	6.74%
PIMCO Diversified Income Fund Class D	-3.08%	-1.50%	3.81%	5.70%	6.57%
PIMCO Diversified Income Fund Class A	-3.08%	-1.50%	3.81%	5.70%	6.57%
PIMCO Diversified Income Fund Class A (adjusted)	-6.71%	-5.19%	3.02%	5.30%	6.24%
PIMCO Diversified Income Fund Class C	-3.44%	-2.23%	3.03%	4.92%	5.78%
PIMCO Diversified Income Fund Class C (adjusted)	-4.39%	-3.12%	3.03%	4.92%	5.78%
Barclays Global Credit Hedged USD Index	-2.38%	0.86%	4.41%	5.14%	5.37%
1/3 each-Barclays Global Aggregate Credit Component ex Emerging Markets (USD Hedged), BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index (USD Hedged), and JPMorgan EMBI Global (USD Hedged)	-2.76%	-0.44%	5.10%	6.30%	6.94%
Lipper Multi-Sector Income Funds Average	-2.64%	-1.50%	3.78%	4.82%	5.58%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.76% for Institutional Class shares, 0.86% for Class P shares, 1.01% for Administrative Class shares, 1.16% for Class D shares, 1.16% for Class A shares and 1.91% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Diversified Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An overweight to Brazilian debt was a significant detractor from relative performance, as Brazilian debt underperformed the broader emerging markets during the reporting period.

»	An overweight to Russian debt was a positive contributor to relative performance, as Russian debt appreciated during the reporting period.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from relative performance, as interest rates declined during the second half of the reporting period.

»	An underweight to the raw materials sector benefited performance, as the sector underperformed the broader credit market during the reporting period.

»	An underweight to investment grade corporate spread duration benefited performance, as spreads widened during the reporting period.

»	Tactical exposure to Greek bonds positively contributed to relative performance, as spreads tightened during the reporting period.

»	An underweight to the euro and the Japanese yen detracted from performance, as both the euro and the Japanese yen strengthened relative to the U.S. dollar during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Floating Income Fund

Institutional Class - PFIIX	Class D - PFIDX
Class P - PFTPX	Class A - PFIAX
Administrative Class - PFTAX	Class C - PFNCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	50.2%
Sovereign Issues	11.6%
Short-Term Instruments‡	9.5%
Mortgage-Backed Securities	9.4%
Bank Loan Obligations	7.3%
Other	12.0%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Institutional Class	-3.41%	-5.60%	1.82%	2.56%	3.01%
PIMCO Floating Income Fund Class P	-3.46%	-5.70%	1.72%	2.45%	2.91%
PIMCO Floating Income Fund Administrative Class	-3.54%	-5.85%	1.56%	2.30%	2.76%
PIMCO Floating Income Fund Class D	-3.61%	-5.98%	1.41%	2.15%	2.60%
PIMCO Floating Income Fund Class A	-3.61%	-5.98%	1.41%	2.15%	2.60%
PIMCO Floating Income Fund Class A (adjusted)	-5.78%	-8.10%	0.94%	1.91%	2.39%
PIMCO Floating Income Fund Class C	-3.75%	-6.26%	1.11%	1.84%	2.28%
PIMCO Floating Income Fund Class C (adjusted)	-4.70%	-7.16%	1.11%	1.84%	2.28%
3 Month USD LIBOR Index	0.14%	0.26%	0.31%	1.78%	1.87%
1/3 each at constant 0.25 year duration: Barclays Global Aggregate Credit Component ex Emerging Markets (USD Hedged), BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index (USD Hedged), and JPMorgan EMBI Global (USD Hedged)	-3.52%	-4.80%	N/A	N/A	N/A
Lipper Multi-Sector Income Funds Average	-2.64%	-1.50%	3.78%	4.82%	5.17%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 07/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.57% for Institutional Class shares, 0.67% for Class P shares, 0.82% for Administrative Class shares, 0.97% for Class D shares, 0.97% for Class A shares, and 1.27% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Floating Income Fund seeks maximum current yield consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve a floating rate of income, including, but not limited to, fixed-rate Fixed Income Instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, variable and floating-rate Fixed Income Instruments and Fixed Income Instruments with durations of less than or equal to one year, each of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An overweight to Brazilian debt was a significant detractor from relative performance, as Brazilian debt underperformed the broader emerging markets during the reporting period.

»	An overweight to Russian debt was a positive contributor to relative performance, as Russian debt appreciated during the reporting period.

»	An underweight to the raw materials sector benefited performance, as the sector underperformed the broader credit market during the reporting period.

»	An underweight to investment grade corporate spread duration benefited performance, as spreads widened during the reporting period.

»	Tactical exposure to Greek bonds positively contributed to relative performance, as spreads tightened over the second half of the reporting period.

»	An underweight to the euro and the Japanese yen detracted from performance, as both the euro and the Japanese yen strengthened relative to the U.S. dollar during the reporting period.

8	PIMCO CREDIT BOND FUNDS

PIMCO High Yield Spectrum Fund

Institutional Class - PHSIX	Class A - PHSAX
Class P - PHSPX	Class C - PHSCX
Class D - PHSDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	94.9%
Short-Term Instruments‡	4.6%
Bank Loan Obligations	0.5%
Common Stocks	0.0%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (09/15/10)
PIMCO High Yield Spectrum Fund Institutional Class	-3.96%	-2.14%	6.63%	6.85%
PIMCO High Yield Spectrum Fund Class P	-4.01%	-2.24%	6.53%	6.74%
PIMCO High Yield Spectrum Fund Class D	-4.13%	-2.49%	6.26%	6.47%
PIMCO High Yield Spectrum Fund Class A	-4.13%	-2.48%	6.26%	6.47%
PIMCO High Yield Spectrum Fund Class A (adjusted)	-7.76%	-6.15%	5.46%	5.67%
PIMCO High Yield Spectrum Fund Class C	-4.49%	-3.21%	5.47%	5.68%
PIMCO High Yield Spectrum Fund Class C (adjusted)	-5.42%	-4.09%	5.47%	5.68%
BofA Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index	-4.33%	-2.40%	6.62%	6.78%
Lipper High Yield Funds Average	-4.36%	-3.77%	5.18%	5.18%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.61% for Institutional Class shares, 0.71% for Class P shares, 0.96% for Class D shares, 0.96% for Class A shares, and 1.71% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO High Yield Spectrum Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards, or derivatives such as swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight to the energy sector positively contributed to relative returns, as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the metals and mining sector benefited relative returns, as the sector underperformed the broader high yield bond market during the reporting period.

»	An overweight to the health care sector benefited returns, as the sector outperformed the broader high yield bond market during the reporting period.

»	An overweight to the chemicals sector detracted from returns, as the sector underperformed the broader high yield bond market during the reporting period.

»	An overweight to the wireless sector detracted from returns, as the sector underperformed the broader high yield bond market during the reporting period.

»	An underweight to the banking sector detracted from returns, as the sector outperformed the broader high yield bond market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO Long-Term Credit Fund

Institutional Class - PTCIX	Class D - PTCDX
Class P - PLCPX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Corporate Bonds & Notes	42.3%
U.S. Treasury Obligations	39.4%
Municipal Bonds & Notes	6.4%
Bank Loan Obligations	4.5%
Sovereign Issues	2.6%
Other‡	4.8%
†	% of Investments, at value as of 09/30/2015. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/31/09)
PIMCO Long-Term Credit Fund Institutional Class	-7.34%	0.18%	7.80%	11.75%
PIMCO Long-Term Credit Fund Class P	-7.39%	0.08%	7.69%	11.64%
PIMCO Long-Term Credit Fund Class D	-7.53%	-0.21%	7.37%	11.31%
Barclays U.S. Long Credit Index	-6.77%	-0.03%	5.84%	10.51%
Lipper General Bond Funds Average	-2.38%	-0.34%	4.79%	8.09%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.58% for Institutional Class shares, 0.68% for Class P shares. and 0.98% for Class D Shares.

Investment Objective and Strategy Overview

»

The PIMCO Long-Term Credit Fund seeks total return which exceeds that of its benchmark, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»

Duration and yield curve positioning were net negative for performance. An underweight to U.S. duration and tactical short-duration exposure in the U.K. and Europe positively contributed to performance. Curve positions designed to benefit from the flattening of the U.S. detracted from performance.

»	An overweight to the bank sector benefited performance, as the sector outperformed the broader credit market over the reporting period.

»	An underweight to the utilities sector detracted from performance, as the sector outperformed the broader credit market over the reporting period.

»	An overweight to the life insurance sector benefited performance, as the sector outperformed the broader credit market over the reporting period.

»	An underweight to the pharmaceuticals sector detracted from performance, as the sector outperformed the broader credit market over the reporting period.

»	An overweight to the airlines sector benefited performance, as the sector outperformed the broader credit market over the reporting period.

»	An underweight to the technology sector detracted from performance, as the sector outperformed the broader credit market over the reporting period.

10	PIMCO CREDIT BOND FUNDS

PIMCO Senior Floating Rate Fund

Institutional Class - PSRIX	Class A - PSRZX
Class P - PSRPX	Class C - PSRWX
Class D - PSRDX	Class R - PSRRX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Bank Loan Obligations	84.0%
Corporate Bonds & Notes	8.1%
Short-Term Instruments‡	7.9%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (04/29/11)
PIMCO Senior Floating Rate Fund Institutional Class	-0.41%	1.44%	3.42%
PIMCO Senior Floating Rate Fund Class P	-0.46%	1.34%	3.32%
PIMCO Senior Floating Rate Fund Class D	-0.56%	1.13%	3.12%
PIMCO Senior Floating Rate Fund Class A	-0.56%	1.14%	3.12%
PIMCO Senior Floating Rate Fund Class A (adjusted)	-2.78%	-1.12%	2.23%
PIMCO Senior Floating Rate Fund Class C	-0.93%	0.38%	2.36%
PIMCO Senior Floating Rate Fund Class C (adjusted)	-1.91%	-0.59%	2.36%
PIMCO Senior Floating Rate Fund Class R	-0.68%	0.88%	2.86%
J.P. Morgan BB/B Leveraged Loan Index	0.20%	2.50%	3.86%
Lipper Loan Participation Funds Average	-1.01%	0.20%	3.10%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2011.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.71% for Institutional Class shares, 0.81% for Class P shares, 1.01% for Class D shares, 1.01% for Class A shares, 1.76% for Class C shares, and 1.26% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO Senior Floating Rate Fund seeks a high level of current income, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of floating or adjustable rate senior secured loans, senior corporate debt and other senior Fixed Income Instruments that effectively enable the Fund to achieve a floating rate of income. “Fixed Income Instruments” include bank loans, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. entities.

Fund Insights

»	An underweight to the metals and mining sector positively contributed to relative performance, as the sector underperformed the broader loan market during the reporting period.

»	An overweight to the gaming and leisure sector benefited performance, as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the chemicals sector benefited relative performance, as the sector underperformed the broader loan market during the reporting period.

»	An underweight to the transportation sector detracted from relative performance, as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the technology sector detracted from relative performance, as the sector outperformed the broader loan market during the reporting period.

»	An underweight to the retail sector for most of the reporting period detracted from performance, as the sector outperformed the broader loan market during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO Capital Securities and Financials Fund

Institutional Class - PFINX	Class A - PFANX
Class P - PFPNX	Class C - PFCNX
Class D - PFDNX

Allocation Breakdown†

Corporate Bonds & Notes	89.5%
Short-Term Instruments	7.4%
Common Stocks	2.6%
Bank Loan Obligations	0.3%
Preferred Securities	0.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period ended September 30, 2015
Fund Inception (04/13/15)*
PIMCO Capital Securities and Financials Fund Institutional Class	-2.07%
PIMCO Capital Securities and Financials Fund Class P	-2.16%
PIMCO Capital Securities and Financials Fund Class D	-2.27%
PIMCO Capital Securities and Financials Fund Class A	-2.22%
PIMCO Capital Securities and Financials Fund Class A (adjusted)	-5.89%
PIMCO Capital Securities and Financials Fund Class C	-2.62%
PIMCO Capital Securities and Financials Fund Class C (adjusted)	-3.59%
70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% BofA Merrill Lynch Contingent Capital Index (COCO)	-0.96%
Lipper Financial Services Funds Average	-4.41%**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2015.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.91% for Institutional Class shares, 1.01% for Class P shares, 1.26% for Class D shares, 1.26% for Class A shares, and 2.01% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Capital Securities and Financials Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Capital Securities and Financial Securities. “Capital Securities” include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) for purposes of satisfying their regulatory capital requirements. “Financial Securities” include Capital Securities and all other securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies).

Fund Insights

»	Exposure to contingent convertible securities detracted from performance, as these securities underperformed the broader capital securities market over the reporting period.

»	Exposure to Tier 1/Preferred issues positively contributed to performance, as these issues posted marginally positive absolute returns over the reporting period.

»

Exposure to the financial equity sector during the second half of the reporting period detracted from performance, as the segment posted negative absolute returns over that part of the reporting period.

»	Exposure to senior bank debt benefited performance, as these securities outperformed subordinated issues during the reporting period.

»	Long exposure to the U.S. dollar versus short exposure to the euro detracted from performance, as the U.S. dollar declined relative to the euro during the reporting period.

12	PIMCO CREDIT BOND FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Credit Absolute Return Fund
Institutional Class	$1,000.00	$972.00	$4.49	$1,000.00	$1,020.45	$4.60	0.91%
Class P	1,000.00	970.70	4.98	1,000.00	1,019.95	5.10	1.01
Class D	1,000.00	970.40	6.45	1,000.00	1,018.45	6.61	1.31
Class A	1,000.00	970.40	6.45	1,000.00	1,018.45	6.61	1.31
Class C	1,000.00	967.00	10.13	1,000.00	1,014.70	10.38	2.06
Class R	1,000.00	969.30	7.68	1,000.00	1,017.20	7.87	1.56
PIMCO Diversified Income Fund
Institutional Class	$1,000.00	$971.20	$3.75	$1,000.00	$1,021.20	$3.84	0.76%
Class P	1,000.00	970.70	4.24	1,000.00	1,020.70	4.34	0.86
Administrative Class	1,000.00	970.00	4.97	1,000.00	1,019.95	5.10	1.01
Class D	1,000.00	969.20	5.71	1,000.00	1,019.20	5.86	1.16
Class A	1,000.00	969.20	5.71	1,000.00	1,019.20	5.86	1.16
Class C	1,000.00	965.60	9.39	1,000.00	1,015.45	9.62	1.91

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Floating Income Fund
Institutional Class	$1,000.00	$965.90	$2.75	$1,000.00	$1,022.20	$2.83	0.56%
Class P	1,000.00	965.40	3.24	1,000.00	1,021.70	3.34	0.66
Administrative Class	1,000.00	964.60	3.98	1,000.00	1,020.95	4.09	0.81
Class D	1,000.00	963.90	4.71	1,000.00	1,020.20	4.85	0.96
Class A	1,000.00	963.90	4.71	1,000.00	1,020.20	4.85	0.96
Class C	1,000.00	962.50	6.18	1,000.00	1,018.70	6.36	1.26
PIMCO High Yield Spectrum Fund
Institutional Class	$1,000.00	$960.40	$2.99	$1,000.00	$1,021.95	$3.08	0.61%
Class P	1,000.00	959.90	3.48	1,000.00	1,021.45	3.59	0.71
Class D	1,000.00	958.70	4.70	1,000.00	1,020.20	4.85	0.96
Class A	1,000.00	958.70	4.70	1,000.00	1,020.20	4.85	0.96
Class C	1,000.00	955.10	8.36	1,000.00	1,016.45	8.62	1.71
PIMCO Long-Term Credit Fund
Institutional Class	$1,000.00	$926.60	$2.79	$1,000.00	$1,022.10	$2.93	0.58%
Class P	1,000.00	926.10	3.27	1,000.00	1,021.60	3.44	0.68
Class D	1,000.00	924.70	4.72	1,000.00	1,020.10	4.95	0.98
PIMCO Senior Floating Rate Fund
Institutional Class	$1,000.00	$995.90	$3.59	$1,000.00	$1,021.40	$3.64	0.72%
Class P	1,000.00	995.40	4.09	1,000.00	1,020.90	4.14	0.82
Class D	1,000.00	994.40	5.09	1,000.00	1,019.90	5.15	1.02
Class A	1,000.00	994.40	5.09	1,000.00	1,019.90	5.15	1.02
Class C	1,000.00	990.70	8.81	1,000.00	1,016.15	8.92	1.77
Class R	1,000.00	993.20	6.33	1,000.00	1,018.65	6.41	1.27
PIMCO Capital Securities and Financials Fund (Consolidated)(a)
Institutional Class	$1,000.00	$979.30	$3.63	$1,000.00	$1,019.55	$3.71	0.79%
Class P	1,000.00	978.40	4.09	1,000.00	1,019.09	4.17	0.89
Class D	1,000.00	977.30	5.24	1,000.00	1,017.93	5.34	1.14
Class A	1,000.00	977.80	5.24	1,000.00	1,017.93	5.34	1.14
Class C	1,000.00	973.80	8.66	1,000.00	1,014.45	8.84	1.89

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 04/14/15 for Actual expense. Expenses paid in the Actual expense section are equal to the Net Annualized Expense Ratio for the Class multiplied by the average account value over the period, multiplied by 170/366 for the Class shares of the PIMCO Capital Securities and Financials Fund (to reflect the period since inception date of 04/14/15). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

14	PIMCO CREDIT BOND FUNDS

Benchmark Descriptions

Index	Description

1/3 each-Barclays Global Aggregate Credit Component ex Emerging Markets (USD Hedged), BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index (USD Hedged), and JPMorgan EMBI Global (USD Hedged)	The Barclays Global Aggregate Credit Component ex Emerging Markets (USD Hedged) provides a broad-based measure of the global developed markets investment-grade fixed income markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index (USD Hedged) tracks the performance of below investment grade bonds of corporate issuers domiciled in developed market countries rated BB1 through B3, based on an average of Moody’s, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global (USD Hedged) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest in an unmanaged index.

3 Month USD LIBOR Index

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% BofA Merrill Lynch Contingent Capital Index (COCO)	The benchmark is a blend of 70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index (P8JC) and 30% BofA Merrill Lynch Contingent Capital Index (COCO). The BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million. The BofA Merrill Lynch Contingent Capital Index tracks the performance of investment grade and below investment grade contingent capital debt publicly issued in the major domestic and eurobond markets. Qualifying securities must have a capital-dependent conversion feature and must be rated by either Moody’s, S&P or Fitch. In addition, qualifying securities must have at least one month remaining term to final maturity and at least 18 months to maturity at point of issuance. For investment grade debt, qualifying currencies and their respective minimum size requirements (in local currency terms) are: AUD 100 million; CAD 100 million; EUR 250 million; JPY 20 billion; GBP 100 million; and USD 250 million. For below investment grade debt, minimum size requirements are CAD 100 million, EUR 100 million, GBP 50 million, or USD 100 million. It is not possible to invest directly in an unmanged index.

Barclays Global Credit Hedged USD Index	Barclays Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index.

Barclays U.S. Long Credit Index	Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. It is not possible to invest directly in an unmanaged index.

BofA Merrill Lynch Developed Markets High Yield Constrained (USDHedged) Index	The BofA/Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries. It is not possible to invest directly in an unmanged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Benchmark Descriptions (Cont.)

Index	Description

1/3 each at constant 0.25 year duration: Barclays Global Aggregate Credit Component ex Emerging Markets (USD Hedged), BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index (USD Hedged), and JPMorgan EMBI Global (USD Hedged)

The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Global Aggregate Credit Component ex Emerging Markets, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index, JPMorgan EMBI Global; All USD Hedged. The Barclays Global Aggregate Credit Component ex Emerging Markets provides a broad-based measure of the global investment-grade fixed income markets excluding emerging markets. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Developed Markets Index tracks the performance of below investment grade bonds of develped markets corporate rated BB1 through B3, based on an average of Moody’s, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in an unmanaged index.

J.P. Morgan BB/B Leveraged Loan Index	The J.P. Morgan BB/B Leveraged Loan Index is a subset of the broader Leveraged Loan Index, and as such follows all of the same inclusion rules, loan selection methodology and the rebalance process, with the sole exception being the tranche rating criteria.

16	PIMCO CREDIT BOND FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Credit Absolute Return Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.02	$0.16	$(0.44)	$(0.28)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2015	10.62	0.25	(0.07)	0.18	(0.40)	(0.38)	0.00	(0.78)
03/31/2014	10.70	0.18	(0.08)	0.10	(0.15)	(0.03)	0.00	(0.18)
03/31/2013	10.11	0.29	0.56	0.85	(0.24)	(0.02)	0.00	(0.26)
08/31/2011 - 03/31/2012	10.00	0.16	0.05	0.21	(0.10)	0.00	0.00	(0.10)
Class P
04/01/2015 - 09/30/2015+	10.01	0.16	(0.45)	(0.29)	(0.13)	0.00	0.00	(0.13)
03/31/2015	10.61	0.26	(0.08)	0.18	(0.40)	(0.38)	0.00	(0.78)
03/31/2014	10.69	0.17	(0.08)	0.09	(0.14)	(0.03)	0.00	(0.17)
03/31/2013	10.11	0.28	0.55	0.83	(0.23)	(0.02)	0.00	(0.25)
08/31/2011 - 03/31/2012	10.00	0.16	0.06	0.22	(0.11)	0.00	0.00	(0.11)
Class D
04/01/2015 - 09/30/2015+	10.03	0.14	(0.43)	(0.29)	(0.12)	0.00	0.00	(0.12)
03/31/2015	10.63	0.22	(0.08)	0.14	(0.36)	(0.38)	0.00	(0.74)
03/31/2014	10.72	0.15	(0.10)	0.05	(0.11)	(0.03)	0.00	(0.14)
03/31/2013	10.11	0.25	0.56	0.81	(0.18)	(0.02)	0.00	(0.20)
08/31/2011 - 03/31/2012	10.00	0.14	0.06	0.20	(0.09)	0.00	0.00	(0.09)
Class A
04/01/2015 - 09/30/2015+	10.06	0.14	(0.43)	(0.29)	(0.12)	0.00	0.00	(0.12)
03/31/2015	10.66	0.22	(0.08)	0.14	(0.36)	(0.38)	0.00	(0.74)
03/31/2014	10.75	0.15	(0.10)	0.05	(0.11)	(0.03)	0.00	(0.14)
03/31/2013	10.11	0.25	0.56	0.81	(0.15)	(0.02)	0.00	(0.17)
08/31/2011 - 03/31/2012	10.00	0.15	0.04	0.19	(0.08)	0.00	0.00	(0.08)
Class C
04/01/2015 - 09/30/2015+	9.98	0.11	(0.44)	(0.33)	(0.08)	0.00	0.00	(0.08)
03/31/2015	10.59	0.15	(0.09)	0.06	(0.29)	(0.38)	0.00	(0.67)
03/31/2014	10.70	0.07	(0.09)	(0.02)	(0.06)	(0.03)	0.00	(0.09)
03/31/2013	10.08	0.17	0.56	0.73	(0.09)	(0.02)	0.00	(0.11)
08/31/2011 - 03/31/2012	10.00	0.10	0.05	0.15	(0.07)	0.00	0.00	(0.07)
Class R
04/01/2015 - 09/30/2015+	10.00	0.13	(0.43)	(0.30)	(0.11)	0.00	0.00	(0.11)
03/31/2015	10.60	0.21	(0.09)	0.12	(0.34)	(0.38)	0.00	(0.72)
03/31/2014	10.69	0.12	(0.10)	0.02	(0.08)	(0.03)	0.00	(0.11)
03/31/2013	10.11	0.22	0.56	0.78	(0.18)	(0.02)	0.00	(0.20)
08/31/2011 - 03/31/2012	10.00	0.13	0.05	0.18	(0.07)	0.00	0.00	(0.07)

PIMCO Diversified Income Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.89	$0.25	$(0.56)	$(0.31)	$(0.26)	$0.00	$0.00	$(0.26)
03/31/2015	11.63	0.49	(0.07)	0.42	(0.63)	(0.53)	0.00	(1.16)
03/31/2014	12.16	0.46	(0.36)	0.10	(0.55)	(0.08)	0.00	(0.63)
03/31/2013	11.64	0.48	0.74	1.22	(0.67)	(0.03)	0.00	(0.70)
03/31/2012	11.50	0.53	0.25	0.78	(0.60)	(0.04)	0.00	(0.64)
03/31/2011	10.98	0.60	0.58	1.18	(0.66)	0.00	0.00	(0.66)
Class P
04/01/2015 - 09/30/2015+	10.89	0.25	(0.56)	(0.31)	(0.26)	0.00	0.00	(0.26)
03/31/2015	11.63	0.49	(0.08)	0.41	(0.62)	(0.53)	0.00	(1.15)
03/31/2014	12.16	0.45	(0.36)	0.09	(0.54)	(0.08)	0.00	(0.62)
03/31/2013	11.64	0.47	0.73	1.20	(0.65)	(0.03)	0.00	(0.68)
03/31/2012	11.50	0.52	0.24	0.76	(0.58)	(0.04)	0.00	(0.62)
03/31/2011	10.98	0.59	0.58	1.17	(0.65)	0.00	0.00	(0.65)
Administrative Class
04/01/2015 - 09/30/2015+	10.89	0.24	(0.56)	(0.32)	(0.25)	0.00	0.00	(0.25)
03/31/2015	11.63	0.47	(0.07)	0.40	(0.61)	(0.53)	0.00	(1.14)
03/31/2014	12.16	0.43	(0.36)	0.07	(0.52)	(0.08)	0.00	(0.60)
03/31/2013	11.64	0.45	0.73	1.18	(0.63)	(0.03)	0.00	(0.66)
03/31/2012	11.50	0.51	0.24	0.75	(0.57)	(0.04)	0.00	(0.61)
03/31/2011	10.98	0.57	0.58	1.15	(0.63)	0.00	0.00	(0.63)

Please see footnotes on page 24.

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$9.61	(2.80)%	$601,474	0.91	%*	0.91	%*	0.90	%*	0.90	%*	3.26	%*	68%
10.02	1.77	783,382	0.90		0.90		0.90		0.90		2.31		148
10.62	0.94	2,511,169	0.90		0.90		0.90		0.90		1.75		318
10.70	8.56	713,324	0.90		0.90		0.90		0.90		2.79		226
10.11	2.15	137,425	0.90	*	0.94	*	0.90	*	0.94	*	2.82	*	225

9.59	(2.93)	42,959	1.01	*	1.01	*	1.00	*	1.00	*	3.17	*	68
10.01	1.75	42,103	1.00		1.00		1.00		1.00		2.49		148
10.61	0.86	44,593	1.00		1.00		1.00		1.00		1.65		318
10.69	8.36	15,056	1.00		1.00		1.00		1.00		2.71		226
10.11	2.19	2,426	1.00	*	1.04	*	1.00	*	1.04	*	2.67	*	225

9.62	(2.96)	12,230	1.31	*	1.31	*	1.30	*	1.30	*	2.84	*	68
10.03	1.40	14,988	1.30		1.30		1.30		1.30		2.10		148
10.63	0.44	30,625	1.30		1.30		1.30		1.30		1.43		318
10.72	8.11	26,065	1.30		1.30		1.30		1.30		2.39		226
10.11	2.01	6,136	1.30	*	1.34	*	1.30	*	1.34	*	2.47	*	225

9.65	(2.96)	17,226	1.31	*	1.31	*	1.30	*	1.30	*	2.87	*	68
10.06	1.38	19,566	1.30		1.30		1.30		1.30		2.08		148
10.66	0.47	36,773	1.30		1.30		1.30		1.30		1.39		318
10.75	8.17	19,607	1.30		1.30		1.30		1.30		2.38		226
10.11	1.95	8,421	1.30	*	1.34	*	1.30	*	1.34	*	2.56	*	225

9.57	(3.30)	9,741	2.06	*	2.06	*	2.05	*	2.05	*	2.12	*	68
9.98	0.62	10,531	2.05		2.05		2.05		2.05		1.45		148
10.59	(0.24)	12,250	2.05		2.05		2.05		2.05		0.63		318
10.70	7.31	5,180	2.05		2.05		2.05		2.05		1.65		226
10.08	1.47	1,716	2.05	*	2.09	*	2.05	*	2.09	*	1.69	*	225

9.59	(3.07)	729	1.56	*	1.56	*	1.55	*	1.55	*	2.62	*	68
10.00	1.20	673	1.55		1.55		1.55		1.55		1.96		148
10.60	0.22	685	1.55		1.55		1.55		1.55		1.17		318
10.69	7.80	593	1.55		1.55		1.55		1.55		2.12		226
10.11	1.83	22	1.55	*	1.59	*	1.55	*	1.59	*	2.22	*	225

$10.32	(2.88)%	$1,946,723	0.76	%*	0.76	%*	0.75	%*	0.75	%*	4.67	%*	47%
10.89	3.85	2,132,087	0.76		0.76		0.75		0.75		4.27		59
11.63	1.02	4,929,952	0.75		0.75		0.75		0.75		3.94		80
12.16	10.62	6,388,188	0.75		0.75		0.75		0.75		3.97		184
11.64	6.99	4,770,751	0.75		0.75		0.75		0.75		4.64		65
11.50	11.03	3,705,926	0.75		0.75		0.75		0.75		5.30		95

10.32	(2.93)	46,768	0.86	*	0.86	*	0.85	*	0.85	*	4.57	*	47
10.89	3.74	50,087	0.86		0.86		0.85		0.85		4.25		59
11.63	0.92	72,021	0.85		0.85		0.85		0.85		3.83		80
12.16	10.51	116,078	0.85		0.85		0.85		0.85		3.87		184
11.64	6.88	58,345	0.85		0.85		0.85		0.85		4.57		65
11.50	10.92	49,878	0.85		0.85		0.85		0.85		5.18		95

10.32	(3.00)	9,597	1.01	*	1.01	*	1.00	*	1.00	*	4.42	*	47
10.89	3.59	9,663	1.01		1.01		1.00		1.00		4.14		59
11.63	0.77	9,325	1.00		1.00		1.00		1.00		3.68		80
12.16	10.34	12,590	1.00		1.00		1.00		1.00		3.72		184
11.64	6.72	6,692	1.00		1.00		1.00		1.00		4.45		65
11.50	10.76	8,391	1.00		1.00		1.00		1.00		5.06		95

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Diversified Income Fund (Cont.)
Class D
04/01/2015 - 09/30/2015+	$10.89	$0.23	$(0.56)	$(0.33)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2015	11.63	0.45	(0.07)	0.38	(0.59)	(0.53)	0.00	(1.12)
03/31/2014	12.16	0.41	(0.35)	0.06	(0.51)	(0.08)	0.00	(0.59)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
Class A
04/01/2015 - 09/30/2015+	10.89	0.23	(0.56)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	11.63	0.45	(0.07)	0.38	(0.59)	(0.53)	0.00	(1.12)
03/31/2014	12.16	0.41	(0.35)	0.06	(0.51)	(0.08)	0.00	(0.59)
03/31/2013	11.64	0.43	0.74	1.17	(0.62)	(0.03)	0.00	(0.65)
03/31/2012	11.50	0.49	0.24	0.73	(0.55)	(0.04)	0.00	(0.59)
03/31/2011	10.98	0.56	0.58	1.14	(0.62)	0.00	0.00	(0.62)
Class C
04/01/2015 - 09/30/2015+	10.89	0.19	(0.56)	(0.37)	(0.20)	0.00	0.00	(0.20)
03/31/2015	11.63	0.37	(0.08)	0.29	(0.50)	(0.53)	0.00	(1.03)
03/31/2014	12.16	0.33	(0.36)	(0.03)	(0.42)	(0.08)	0.00	(0.50)
03/31/2013	11.64	0.34	0.74	1.08	(0.53)	(0.03)	0.00	(0.56)
03/31/2012	11.50	0.40	0.24	0.64	(0.46)	(0.04)	0.00	(0.50)
03/31/2011	10.98	0.47	0.58	1.05	(0.53)	0.00	0.00	(0.53)

PIMCO Floating Income Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.26	$0.18	$(0.45)	$(0.27)	$(0.21)	$0.00	$0.00	$(0.21)
03/31/2015	8.85	0.38	(0.54)	(0.16)	(0.43)	0.00	0.00	(0.43)
03/31/2014	8.94	0.32	(0.02)	0.30	(0.39)	0.00	0.00	(0.39)
03/31/2013	8.69	0.34	0.33	0.67	(0.42)	0.00	0.00	(0.42)
03/31/2012	9.15	0.36	(0.43)	(0.07)	(0.39)	0.00	0.00	(0.39)
03/31/2011	9.04	0.37	0.10	0.47	(0.36)	0.00	0.00	(0.36)
Class P
04/01/2015 - 09/30/2015+	8.26	0.18	(0.46)	(0.28)	(0.20)	0.00	0.00	(0.20)
03/31/2015	8.85	0.38	(0.55)	(0.17)	(0.42)	0.00	0.00	(0.42)
03/31/2014	8.94	0.33	(0.04)	0.29	(0.38)	0.00	0.00	(0.38)
03/31/2013	8.69	0.33	0.33	0.66	(0.41)	0.00	0.00	(0.41)
03/31/2012	9.15	0.35	(0.43)	(0.08)	(0.38)	0.00	0.00	(0.38)
03/31/2011	9.04	0.37	0.09	0.46	(0.35)	0.00	0.00	(0.35)
Administrative Class
04/01/2015 - 09/30/2015+	8.26	0.17	(0.45)	(0.28)	(0.20)	0.00	0.00	(0.20)
03/31/2015	8.85	0.36	(0.55)	(0.19)	(0.40)	0.00	0.00	(0.40)
03/31/2014	8.94	0.33	(0.05)	0.28	(0.37)	0.00	0.00	(0.37)
03/31/2013	8.69	0.31	0.33	0.64	(0.39)	0.00	0.00	(0.39)
03/31/2012	9.15	0.33	(0.43)	(0.10)	(0.36)	0.00	0.00	(0.36)
03/31/2011	9.04	0.35	0.10	0.45	(0.34)	0.00	0.00	(0.34)
Class D
04/01/2015 - 09/30/2015+	8.26	0.17	(0.46)	(0.29)	(0.19)	0.00	0.00	(0.19)
03/31/2015	8.85	0.35	(0.55)	(0.20)	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.94	0.30	(0.04)	0.26	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)
Class A
04/01/2015 - 09/30/2015+	8.26	0.17	(0.46)	(0.29)	(0.19)	0.00	0.00	(0.19)
03/31/2015	8.85	0.35	(0.55)	(0.20)	(0.39)	0.00	0.00	(0.39)
03/31/2014	8.94	0.30	(0.04)	0.26	(0.35)	0.00	0.00	(0.35)
03/31/2013	8.69	0.30	0.33	0.63	(0.38)	0.00	0.00	(0.38)
03/31/2012	9.15	0.32	(0.43)	(0.11)	(0.35)	0.00	0.00	(0.35)
03/31/2011	9.04	0.34	0.09	0.43	(0.32)	0.00	0.00	(0.32)

Please see footnotes on page 24.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$10.32	(3.08)%	$53,414	1.16	%*	1.16	%*	1.15	%*	1.15	%*	4.26	%*	47%
10.89	3.43	57,048	1.16		1.16		1.15		1.15		3.95		59
11.63	0.62	70,643	1.15		1.15		1.15		1.15		3.50		80
12.16	10.18	177,151	1.15		1.15		1.15		1.15		3.57		184
11.64	6.56	82,911	1.15		1.15		1.15		1.15		4.24		65
11.50	10.59	65,567	1.15		1.15		1.15		1.15		4.89		95

10.32	(3.08)	154,205	1.16	*	1.16	*	1.15	*	1.15	*	4.27	*	47
10.89	3.44	161,337	1.16		1.16		1.15		1.15		3.95		59
11.63	0.62	197,915	1.15		1.15		1.15		1.15		3.53		80
12.16	10.18	340,140	1.15		1.15		1.15		1.15		3.57		184
11.64	6.56	250,697	1.15		1.15		1.15		1.15		4.25		65
11.50	10.59	213,724	1.15		1.15		1.15		1.15		4.90		95

10.32	(3.44)	109,381	1.91	*	1.91	*	1.90	*	1.90	*	3.52	*	47
10.89	2.67	121,179	1.91		1.91		1.90		1.90		3.21		59
11.63	(0.13)	148,202	1.90		1.90		1.90		1.90		2.79		80
12.16	9.36	205,753	1.90		1.90		1.90		1.90		2.82		184
11.64	5.77	167,387	1.90		1.90		1.90		1.90		3.49		65
11.50	9.77	141,121	1.90		1.90		1.90		1.90		4.15		95

$7.78	(3.41)%	$253,948	0.56	%*	0.56	%*	0.55	%*	0.55	%*	4.41	%*	51%
8.26	(1.93)	290,420	0.57		0.57		0.55		0.55		4.30		65
8.85	3.46	1,652,654	0.55		0.55		0.55		0.55		3.64		59
8.94	7.84	3,851,640	0.55		0.55		0.55		0.55		3.81		106
8.69	(0.70)	3,430,030	0.55		0.55		0.55		0.55		4.13		43
9.15	5.32	2,454,395	0.55		0.55		0.55		0.55		4.05		40

7.78	(3.46)	132,116	0.66	*	0.66	*	0.65	*	0.65	*	4.31	*	51
8.26	(2.02)	149,593	0.67		0.67		0.65		0.65		4.38		65
8.85	3.36	184,814	0.65		0.65		0.65		0.65		3.75		59
8.94	7.73	33,927	0.65		0.65		0.65		0.65		3.71		106
8.69	(0.80)	22,708	0.65		0.65		0.65		0.65		4.03		43
9.15	5.22	74,764	0.65		0.65		0.65		0.65		4.07		40

7.78	(3.54)	330	0.81	*	0.81	*	0.80	*	0.80	*	4.16	*	51
8.26	(2.18)	370	0.82		0.82		0.80		0.80		4.09		65
8.85	3.20	1,990	0.80		0.80		0.80		0.80		3.79		59
8.94	7.58	273	0.80		0.80		0.80		0.80		3.56		106
8.69	(0.96)	292	0.80		0.80		0.80		0.80		3.89		43
9.15	5.06	264	0.80		0.80		0.80		0.80		3.83		40

7.78	(3.61)	16,071	0.96	*	0.96	*	0.95	*	0.95	*	4.01	*	51
8.26	(2.32)	21,555	0.97		0.97		0.95		0.95		4.04		65
8.85	3.04	35,120	0.95		0.95		0.95		0.95		3.37		59
8.94	7.41	41,668	0.95		0.95		0.95		0.95		3.40		106
8.69	(1.09)	70,612	0.95		0.95		0.95		0.95		3.73		43
9.15	4.90	74,448	0.95		0.95		0.95		0.95		3.79		40

7.78	(3.61)	140,664	0.96	*	0.96	*	0.95	*	0.95	*	4.01	*	51
8.26	(2.32)	168,542	0.97		0.97		0.95		0.95		4.08		65
8.85	3.05	250,617	0.95		0.95		0.95		0.95		3.40		59
8.94	7.41	187,820	0.95		0.95		0.95		0.95		3.41		106
8.69	(1.09)	144,688	0.95		0.95		0.95		0.95		3.73		43
9.15	4.89	234,820	0.95		0.95		0.95		0.95		3.76		40

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Floating Income Fund (Cont.)
Class C
04/01/2015 - 09/30/2015+	$8.26	$0.15	$(0.45)	$(0.30)	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2015	8.85	0.33	(0.55)	(0.22)	(0.37)	0.00	0.00	(0.37)
03/31/2014	8.94	0.28	(0.04)	0.24	(0.33)	0.00	0.00	(0.33)
03/31/2013	8.69	0.27	0.33	0.60	(0.35)	0.00	0.00	(0.35)
03/31/2012	9.15	0.30	(0.43)	(0.13)	(0.33)	0.00	0.00	(0.33)
03/31/2011	9.04	0.31	0.09	0.40	(0.29)	0.00	0.00	(0.29)

PIMCO High Yield Spectrum Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.15	$0.31	$(0.70)	$(0.39)	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2015	11.09	0.66	(0.50)	0.16	(0.66)	(0.44)	0.00	(1.10)
03/31/2014	11.06	0.69	0.18	0.87	(0.69)	(0.15)	0.00	(0.84)
03/31/2013	10.37	0.66	0.77	1.43	(0.74)	(0.00)^	0.00	(0.74)
03/31/2012	10.55	0.69	(0.13)	0.56	(0.71)	(0.03)	0.00	(0.74)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)
Class P
04/01/2015 - 09/30/2015+	10.15	0.30	(0.70)	(0.40)	(0.30)	0.00	0.00	(0.30)
03/31/2015	11.09	0.65	(0.50)	0.15	(0.65)	(0.44)	0.00	(1.09)
03/31/2014	11.06	0.67	0.19	0.86	(0.68)	(0.15)	0.00	(0.83)
03/31/2013	10.37	0.65	0.77	1.42	(0.73)	(0.00)^	0.00	(0.73)
03/31/2012	10.55	0.67	(0.12)	0.55	(0.70)	(0.03)	0.00	(0.73)
09/15/2010 - 03/31/2011	10.00	0.33	0.58	0.91	(0.35)	(0.01)	0.00	(0.36)
Class D
04/01/2015 - 09/30/2015+	10.15	0.29	(0.70)	(0.41)	(0.29)	0.00	0.00	(0.29)
03/31/2015	11.09	0.62	(0.49)	0.13	(0.63)	(0.44)	0.00	(1.07)
03/31/2014	11.06	0.64	0.19	0.83	(0.65)	(0.15)	0.00	(0.80)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)^	0.00	(0.70)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class A
04/01/2015 - 09/30/2015+	10.15	0.29	(0.70)	(0.41)	(0.29)	0.00	0.00	(0.29)
03/31/2015	11.09	0.63	(0.50)	0.13	(0.63)	(0.44)	0.00	(1.07)
03/31/2014	11.06	0.65	0.18	0.83	(0.65)	(0.15)	0.00	(0.80)
03/31/2013	10.37	0.62	0.77	1.39	(0.70)	(0.00)^	0.00	(0.70)
03/31/2012	10.55	0.64	(0.11)	0.53	(0.68)	(0.03)	0.00	(0.71)
09/15/2010 - 03/31/2011	10.00	0.32	0.57	0.89	(0.33)	(0.01)	0.00	(0.34)
Class C
04/01/2015 - 09/30/2015+	10.15	0.25	(0.70)	(0.45)	(0.25)	0.00	0.00	(0.25)
03/31/2015	11.09	0.55	(0.50)	0.05	(0.55)	(0.44)	0.00	(0.99)
03/31/2014	11.06	0.57	0.18	0.75	(0.57)	(0.15)	0.00	(0.72)
03/31/2013	10.37	0.53	0.78	1.31	(0.62)	(0.00)^	0.00	(0.62)
03/31/2012	10.55	0.57	(0.12)	0.45	(0.60)	(0.03)	0.00	(0.63)
09/15/2010 - 03/31/2011	10.00	0.27	0.58	0.85	(0.29)	(0.01)	0.00	(0.30)

PIMCO Long-Term Credit Fund
Institutional Class
04/01/2015 - 09/30/2015+	$13.27	$0.32	$(1.29)	$(0.97)	$(0.35)	$0.00	$0.00	$(0.35)
03/31/2015	12.24	0.63	1.17	1.80	(0.77)	0.00	0.00	(0.77)
03/31/2014	13.01	0.56	(0.42)	0.14	(0.60)	(0.29)	(0.02)	(0.91)
03/31/2013	12.19	0.63	1.28	1.91	(0.79)	(0.30)	0.00	(1.09)
03/31/2012	11.59	0.64	1.23	1.87	(0.69)	(0.58)	0.00	(1.27)
03/31/2011	11.71	0.69	0.68	1.37	(0.72)	(0.77)	0.00	(1.49)
Class P
04/01/2015 - 09/30/2015+	13.27	0.31	(1.28)	(0.97)	(0.35)	0.00	0.00	(0.35)
03/31/2015	12.24	0.62	1.17	1.79	(0.76)	0.00	0.00	(0.76)
03/31/2014	13.01	0.55	(0.42)	0.13	(0.59)	(0.29)	(0.02)	(0.90)
03/31/2013	12.19	0.62	1.27	1.89	(0.77)	(0.30)	0.00	(1.07)
02/29/2012 - 03/31/2012	12.45	0.05	(0.25)	(0.20)	(0.06)	0.00	0.00	(0.06)

Please see footnotes on page 24.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$7.78	(3.75)%	$101,570	1.26	%*	1.26	%*	1.25	%*	1.25	%*	3.72	%*	51%
8.26	(2.61)	119,253	1.27		1.27		1.25		1.25		3.77		65
8.85	2.74	181,269	1.25		1.25		1.25		1.25		3.14		59
8.94	7.09	93,431	1.25		1.25		1.25		1.25		3.11		106
8.69	(1.39)	86,171	1.25		1.25		1.25		1.25		3.43		43
9.15	4.59	146,432	1.25		1.25		1.25		1.25		3.46		40

$9.45	(3.96)%	$1,633,287	0.61	%*	0.61	%*	0.60	%*	0.60	%*	6.18	%*	9%
10.15	1.69	1,890,637	0.61		0.61		0.60		0.60		6.19		34
11.09	8.25	3,085,230	0.60		0.60		0.60		0.60		6.23		47
11.06	14.29	2,898,520	0.58		0.60		0.58		0.60		6.10		30
10.37	5.78	922,443	0.55		0.60		0.55		0.60		6.77		44
10.55	9.25	472,281	0.55	*	0.64	*	0.55	*	0.64	*	5.92	*	14

9.45	(4.01)	60,574	0.71	*	0.71	*	0.70	*	0.70	*	6.08	*	9
10.15	1.59	64,836	0.71		0.71		0.70		0.70		6.09		34
11.09	8.14	59,699	0.70		0.70		0.70		0.70		6.14		47
11.06	14.18	48,123	0.68		0.70		0.68		0.70		5.99		30
10.37	5.68	4,918	0.65		0.70		0.65		0.70		6.54		44
10.55	9.20	4,859	0.65	*	0.74	*	0.65	*	0.74	*	5.90	*	14

9.45	(4.13)	33,396	0.96	*	0.96	*	0.95	*	0.95	*	5.82	*	9
10.15	1.32	62,401	0.96		0.96		0.95		0.95		5.81		34
11.09	7.87	53,329	0.95		0.95		0.95		0.95		5.84		47
11.06	13.90	74,278	0.93		0.95		0.93		0.95		5.75		30
10.37	5.41	13,653	0.90		0.95		0.90		0.95		6.30		44
10.55	9.04	8,830	0.90	*	0.98	*	0.90	*	0.98	*	5.61	*	14

9.45	(4.13)	15,007	0.96	*	0.96	*	0.95	*	0.95	*	5.84	*	9
10.15	1.33	17,739	0.96		0.96		0.95		0.95		5.84		34
11.09	7.87	34,733	0.95		0.95		0.95		0.95		5.87		47
11.06	13.90	35,623	0.93		0.95		0.93		0.95		5.74		30
10.37	5.42	5,488	0.90		0.95		0.90		0.95		6.33		44
10.55	9.03	920	0.90	*	1.01	*	0.90	*	1.01	*	5.59	*	14

9.45	(4.49)	7,547	1.71	*	1.71	*	1.70	*	1.70	*	5.08	*	9
10.15	0.58	9,605	1.71		1.71		1.70		1.70		5.10		34
11.09	7.08	11,948	1.70		1.70		1.70		1.70		5.16		47
11.06	13.05	3,389	1.68		1.70		1.68		1.70		5.00		30
10.37	4.63	2,976	1.65		1.70		1.65		1.70		5.64		44
10.55	8.59	2,740	1.65	*	1.72	*	1.65	*	1.72	*	4.82	*	14

$11.95	(7.34)%	$3,108,654	0.58	%*	0.58	%*	0.55	%*	0.55	%*	5.10	%*	73%
13.27	15.04	3,644,226	0.58		0.58		0.55		0.55		4.88		71
12.24	1.36	5,727,646	0.56		0.56		0.55		0.55		4.61		94
13.01	15.85	4,223,770	0.59		0.59		0.55		0.55		4.82		71
12.19	16.65	2,285,476	0.55		0.55		0.55		0.55		5.22		259
11.59	12.30	1,673,967	0.56		0.56		0.55		0.55		5.79		341

11.95	(7.39)	89,783	0.68	*	0.68	*	0.65	*	0.65	*	4.98	*	73
13.27	14.93	150,740	0.68		0.68		0.65		0.65		4.80		71
12.24	1.27	139,921	0.66		0.66		0.65		0.65		4.56		94
13.01	15.75	3,158	0.69		0.69		0.65		0.65		4.70		71
12.19	1.64	10	0.65	*	0.65	*	0.65	*	0.65	*	4.88	*	259

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Long-Term Credit Fund (Cont.)
Class D
04/01/2015 - 09/30/2015+	$13.27	$0.29	$(1.28)	$(0.99)	$(0.33)	$0.00	$0.00	$(0.33)
10/31/2014 - 03/31/2015	12.92	0.28	0.42	0.70	(0.35)	0.00	0.00	(0.35)

PIMCO Senior Floating Rate Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.07	$0.18	$(0.22)	$(0.04)	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2015	10.24	0.37	(0.14)	0.23	(0.38)	(0.02)	0.00	(0.40)
03/31/2014	10.35	0.35	(0.02)	0.33	(0.36)	(0.08)	0.00	(0.44)
03/31/2013	10.03	0.36	0.33	0.69	(0.36)	(0.01)	0.00	(0.37)
04/29/2011 - 03/31/2012	10.00	0.29	0.01	0.30	(0.27)	0.00	0.00	(0.27)
Class P
04/01/2015 - 09/30/2015+	10.07	0.18	(0.22)	(0.04)	(0.19)	0.00	0.00	(0.19)
03/31/2015	10.24	0.35	(0.13)	0.22	(0.37)	(0.02)	0.00	(0.39)
03/31/2014	10.35	0.34	(0.02)	0.32	(0.35)	(0.08)	0.00	(0.43)
03/31/2013	10.03	0.34	0.34	0.68	(0.35)	(0.01)	0.00	(0.36)
04/29/2011 - 03/31/2012	10.00	0.29	0.00 ^	0.29	(0.26)	0.00	0.00	(0.26)
Class D
04/01/2015 - 09/30/2015+	10.07	0.17	(0.22)	(0.05)	(0.18)	0.00	0.00	(0.18)
03/31/2015	10.24	0.33	(0.13)	0.20	(0.35)	(0.02)	0.00	(0.37)
03/31/2014	10.35	0.32	(0.02)	0.30	(0.33)	(0.08)	0.00	(0.41)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
04/29/2011 - 03/31/2012	10.00	0.27	0.01	0.28	(0.25)	0.00	0.00	(0.25)
Class A
04/01/2015 - 09/30/2015+	10.07	0.17	(0.22)	(0.05)	(0.18)	0.00	0.00	(0.18)
03/31/2015	10.24	0.33	(0.13)	0.20	(0.35)	(0.02)	0.00	(0.37)
03/31/2014	10.35	0.32	(0.02)	0.30	(0.33)	(0.08)	0.00	(0.41)
03/31/2013	10.03	0.33	0.33	0.66	(0.33)	(0.01)	0.00	(0.34)
04/29/2011 - 03/31/2012	10.00	0.28	0.00 ^	0.28	(0.25)	0.00	0.00	(0.25)
Class C
04/01/2015 - 09/30/2015+	10.07	0.13	(0.22)	(0.09)	(0.14)	0.00	0.00	(0.14)
03/31/2015	10.24	0.26	(0.14)	0.12	(0.27)	(0.02)	0.00	(0.29)
03/31/2014	10.35	0.25	(0.03)	0.22	(0.25)	(0.08)	0.00	(0.33)
03/31/2013	10.03	0.25	0.33	0.58	(0.25)	(0.01)	0.00	(0.26)
04/29/2011 - 03/31/2012	10.00	0.21	0.00 ^	0.21	(0.18)	0.00	0.00	(0.18)
Class R
04/01/2015 - 09/30/2015+	10.07	0.16	(0.23)	(0.07)	(0.16)	0.00	0.00	(0.16)
03/31/2015	10.24	0.31	(0.14)	0.17	(0.32)	(0.02)	0.00	(0.34)
03/31/2014	10.35	0.30	(0.03)	0.27	(0.30)	(0.08)	0.00	(0.38)
03/31/2013	10.03	0.31	0.32	0.63	(0.30)	(0.01)	0.00	(0.31)
04/29/2011 - 03/31/2012	10.00	0.22	0.03	0.25	(0.22)	0.00	0.00	(0.22)

PIMCO Capital Securities and Financials Fund (Consolidated)
Institutional Class
04/13/2015 - 09/30/2015+	$10.00	$0.18	$(0.39)	$(0.21)	$(0.06)	$0.00	$0.00	$(0.06)
Class P
04/13/2015 - 09/30/2015+	10.00	0.19	(0.40)	(0.21)	(0.07)	0.00	0.00	(0.07)
Class D
04/13/2015 - 09/30/2015+	10.00	0.17	(0.40)	(0.23)	(0.05)	0.00	0.00	(0.05)
Class A
04/13/2015 - 09/30/2015+	10.00	0.17	(0.39)	(0.22)	(0.06)	0.00	0.00	(0.06)
Class C
04/13/2015 - 09/30/2015+	10.00	0.13	(0.39)	(0.26)	(0.06)	0.00	0.00	(0.06)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.10% to an annual rate of 0.40%.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Dividends on Securities Sold Short		Ratio of Expenses to Average Net Assets Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$11.95	(7.53)%	$2,206	0.98	%*	0.98	%*	0.95	%*	0.95	%*	4.70	%*	73%
13.27	5.45	998	0.98	*	0.98	*	0.95	*	0.95	*	4.68	*	71

$9.84	(0.41)%	$1,438,565	0.72	%*	0.72	%*	0.70	%*	0.70	%*	3.66	%*	19%
10.07	2.27	2,340,115	0.71		0.71		0.70		0.70		3.62		33
10.24	3.27	2,201,007	0.75	(c)	0.75	(c)	0.75	(c)	0.75	(c)	3.41		132
10.35	7.00	2,268,461	0.80		0.80		0.80		0.80		3.54		125
10.03	3.12	389,379	0.80	*	0.83	*	0.80	*	0.83	*	3.17	*	160

9.84	(0.46)	19,291	0.82	*	0.82	*	0.80	*	0.80	*	3.56	*	19
10.07	2.17	22,696	0.81		0.81		0.80		0.80		3.47		33
10.24	3.17	39,664	0.85	(c)	0.85	(c)	0.85	(c)	0.85	(c)	3.34		132
10.35	6.89	6,409	0.90		0.90		0.90		0.90		3.36		125
10.03	3.04	4,668	0.90	*	0.93	*	0.90	*	0.93	*	3.23	*	160

9.84	(0.56)	16,937	1.02	*	1.02	*	1.00	*	1.00	*	3.36	*	19
10.07	1.97	18,870	1.01		1.01		1.00		1.00		3.27		33
10.24	2.96	37,385	1.05	(c)	1.05	(c)	1.05	(c)	1.05	(c)	3.12		132
10.35	6.68	10,143	1.10		1.10		1.10		1.10		3.24		125
10.03	2.86	1,171	1.10	*	1.13	*	1.10	*	1.13	*	2.93	*	160

9.84	(0.56)	83,092	1.02	*	1.02	*	1.00	*	1.00	*	3.36	*	19
10.07	1.97	95,000	1.01		1.01		1.00		1.00		3.28		33
10.24	2.96	163,245	1.05	(c)	1.05	(c)	1.05	(c)	1.05	(c)	3.14		132
10.35	6.67	31,245	1.10		1.10		1.10		1.10		3.22		125
10.03	2.86	6,261	1.10	*	1.13	*	1.10	*	1.13	*	3.11	*	160

9.84	(0.93)	66,357	1.77	*	1.77	*	1.75	*	1.75	*	2.61	*	19
10.07	1.21	76,405	1.76		1.76		1.75		1.75		2.53		33
10.24	2.20	119,719	1.80	(c)	1.80	(c)	1.80	(c)	1.80	(c)	2.40		132
10.35	5.88	9,550	1.85		1.85		1.85		1.85		2.47		125
10.03	2.20	2,798	1.85	*	1.88	*	1.85	*	1.88	*	2.31	*	160

9.84	(0.68)	5,355	1.27	*	1.27	*	1.25	*	1.25	*	3.11	*	19
10.07	1.71	4,499	1.26		1.26		1.25		1.25		3.05		33
10.24	2.70	5,726	1.30	(c)	1.30	(c)	1.30	(c)	1.30	(c)	2.91		132
10.35	6.42	1,130	1.35		1.35		1.35		1.35		3.03		125
10.03	2.61	11	1.35	*	1.38	*	1.35	*	1.38	*	2.47	*	160

$9.73	(2.07)%	$28,396	0.79	%*	0.83	%*	0.79	%*	0.83	%*	3.93	%*	67%

9.72	(2.16)	377	0.89	*	0.93	*	0.89	*	0.93	*	4.05	*	67

9.72	(2.27)	35	1.14	*	1.18	*	1.14	*	1.18	*	3.71	*	67

9.72	(2.22)	1,709	1.14	*	1.18	*	1.14	*	1.18	*	3.65	*	67

9.68	(2.62)	338	1.89	*	1.93	*	1.89	*	1.93	*	2.94	*	67

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO Floating Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

Assets:
Investments, at value
Investments in securities*	$528,242	$2,255,954	$631,115	$1,650,772	$4,429,304	$1,489,849
Investments in Affiliates	133,549	162,384	47,470	78,790	3,484	128,187
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,673	1,128	479	0	2,427	209
Over the counter	6,325	16,091	8,735	4,478	29,044	88
Cash	373	2,122	7	1	28	4,014
Deposits with counterparty	12,966	7,396	12,365	0	10,296	4,025
Foreign currency, at value	2,168	2,090	511	1,500	5,113	127
Receivable for investments sold~	22,398	125,267	41,703	1,691	337,019	62,847
Receivable for Fund shares sold	3,145	783	785	75	464	279
Interest and dividends receivable	4,639	30,035	7,378	34,828	40,741	6,559
Dividends receivable from Affiliates	68	57	27	31	1	51
Other assets	0	0	0	56	17	0
Total Assets	715,546	2,603,307	750,575	1,772,222	4,857,938	1,696,235

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$11,634	$7,633	$0	$1,439,714	$0
Payable for sale-buyback transactions	1,592	0	0	0	131,396	0
Payable for short sales	5,309	15,777	4,704	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,090	295	182	0	695	0
Over the counter	9,578	34,976	23,609	1,309	42,057	160
Payable for investments purchased~	3,807	206,817	62,810	11,667	14,360	53,181
Payable for investments in Affiliates purchased	68	57	27	31	1	51
Payable for investments purchased on a delayed-delivery basis	0	0	0	2,825	0	125
Deposits from counterparty	2,700	4,969	3,098	2,290	11,957	0
Payable for Fund shares redeemed	5,472	6,744	2,709	3,359	14,311	11,955
Dividends payable	0	311	665	10	1,332	65
Accrued investment advisory fees	363	873	169	447	788	579
Accrued supervisory and administrative fees	191	626	187	456	664	443
Accrued distribution fees	10	82	30	12	0	46
Accrued servicing fees	6	55	53	5	0	33
Other liabilities	1	3	0	0	20	0
Total Liabilities	31,187	283,219	105,876	22,411	1,657,295	66,638

Net Assets	$684,359	$2,320,088	$644,699	$1,749,811	$3,200,643	$1,629,597

Net Assets Consist of:
Paid in capital	$735,336	$2,483,197	$1,206,867	$1,923,149	$3,109,577	$1,690,953
Undistributed (overdistributed) net investment income	7,611	(2,720)	5,917	7,696	16,316	(1,546)
Accumulated undistributed net realized gain (loss)	(30,740)	16,827	(480,354)	(3,479)	228,970	(16,883)
Net unrealized (depreciation)	(27,848)	(177,216)	(87,731)	(177,555)	(154,220)	(42,927)
	$684,359	$2,320,088	$644,699	$1,749,811	$3,200,643	$1,629,597

Cost of Investments in securities	$543,094	$2,423,118	$701,615	$1,831,469	$4,516,699	$1,530,274
Cost of Investments in Affiliates	$133,586	$162,414	$47,484	$78,802	$3,484	$128,207
Cost of Foreign Currency Held	$2,167	$2,092	$512	$1,515	$5,131	$155
Proceeds Received on Short Sales	$6,143	$15,531	$4,631	$0	$0	$0
Cost or Premiums of Financial Derivative Instruments, net	$2,446	$(10,963)	$(10,961)	$0	$(10,322)	$(122)

* Includes repurchase agreements of:	$0	$0	$187	$595	$4,691	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO Floating Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

Net Assets:
Institutional Class	$601,474	$1,946,723	$253,948	$1,633,287	$3,108,654	$1,438,565
Class P	42,959	46,768	132,116	60,574	89,783	19,291
Administrative Class	NA	9,597	330	NA	NA	NA
Class D	12,230	53,414	16,071	33,396	2,206	16,937
Class A	17,226	154,205	140,664	15,007	NA	83,092
Class C	9,741	109,381	101,570	7,547	NA	66,357
Class R	729	NA	NA	NA	NA	5,355

Shares Issued and Outstanding:
Institutional Class	62,560	188,682	32,653	172,869	260,080	146,258
Class P	4,478	4,533	16,987	6,411	7,512	1,961
Administrative Class	NA	930	42	NA	NA	NA
Class D	1,271	5,177	2,066	3,535	185	1,722
Class A	1,785	14,946	18,087	1,588	NA	8,448
Class C	1,018	10,602	13,060	799	NA	6,746
Class R	76	NA	NA	NA	NA	544

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.61	$10.32	$7.78	$9.45	$11.95	$9.84
Class P	9.59	10.32	7.78	9.45	11.95	9.84
Administrative Class	NA	10.32	7.78	NA	NA	NA
Class D	9.62	10.32	7.78	9.45	11.95	9.84
Class A	9.65	10.32	7.78	9.45	NA	9.84
Class C	9.57	10.32	7.78	9.45	NA	9.84
Class R	9.59	NA	NA	NA	NA	9.84

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Capital Securities and Financials Fund

Assets:
Investments, at value
Investments in securities	$29,940
Financial Derivative Instruments
Exchange-traded or centrally cleared	4
Over the counter	219
Cash	164
Deposits with counterparty	213
Foreign currency, at value	729
Interest and dividends receivable	304
Reimbursement receivable from PIMCO	6
Total Assets	31,579

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$8
Over the counter	17
Payable for investments purchased	671
Accrued investment advisory fees	15
Accrued supervisory and administrative fees	11
Other liabilities	2
Total Liabilities	724

Net Assets	$30,855

Net Assets Consist of:
Paid in capital	$31,697
Undistributed net investment income	316
Accumulated undistributed net realized (loss)	(457)
Net unrealized (depreciation)	(701)
$30,855

Cost of Investments in securities	$30,826
Cost of Foreign Currency Held	$732

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO Capital Securities and Financials Fund

Net Assets:
Institutional Class	$28,396
Class P	377
Class D	35
Class A	1,709
Class C	338

Shares Issued and Outstanding:
Institutional Class	2,919
Class P	39
Class D	4
Class A	176
Class C	35

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.73
Class P	9.72
Class D	9.72
Class A	9.72
Class C	9.68

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Credit Absolute Return Fund	PIMCO Diversified Income Fund	PIMCO Floating Income Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Fund	PIMCO Senior Floating Rate Fund

Investment Income:
Interest, net of foreign taxes*	$16,361	$67,683	$18,152	$65,404	$94,246	$46,889
Dividends	83	66	28	0	875	0
Dividends from Investments in Affiliates	427	356	139	158	75	307
Total Income	16,871	68,105	18,319	65,562	95,196	47,196

Expenses:
Investment advisory fees	2,426	5,648	1,106	2,900	5,006	4,322
Supervisory and administrative fees	1,268	4,044	1,219	2,970	4,225	3,299
Distribution and/or servicing fees - Administrative Class	0	12	0	0	0	0
Distribution and/or servicing fees - Class D	20	74	26	60	2	22
Distribution fees - Class C	39	441	170	34	0	269
Distribution fees - Class R	1	0	0	0	0	6
Servicing fees - Class A	23	202	206	22	0	115
Servicing fees - Class C	13	147	141	11	0	90
Servicing fees - Class R	1	0	0	0	0	6
Dividends on short sales	41	0	0	0	0	0
Trustee fees	1	2	1	2	4	2
Interest expense	12	131	37	89	983	172
Total Expenses	3,845	10,701	2,906	6,088	10,220	8,303

Net Investment Income	13,026	57,404	15,413	59,474	84,976	38,893

Net Realized Gain (Loss):
Investments in securities	(16,417)	(23,258)	(11,523)	(11,780)	27,723	(14,256)
Investments in Affiliates	25	(22)	1	7	17	31
Exchange-traded or centrally cleared financial derivative instruments	(4,875)	(6,467)	2,262	0	9,801	1,372
Over the counter financial derivative instruments	3,824	36,193	13,538	1,342	17,638	(498)
Short sales	336	0	0	0	0	0
Foreign currency	621	3,740	1,252	472	1,074	318

Net Realized Gain (Loss)	(16,486)	10,186	5,530	(9,959)	56,253	(13,033)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(6,727)	(82,402)	(16,952)	(112,627)	(330,257)	(28,169)
Investments in Affiliates	(59)	(33)	(22)	(20)	(7)	(48)
Exchange-traded or centrally cleared financial derivative instruments	967	(1,567)	(8,549)	0	(47,700)	(3,055)
Over the counter financial derivative instruments	(12,067)	(55,235)	(19,456)	(10,153)	(22,761)	(155)
Short sales	875	0	0	0	0	0
Foreign currency assets and liabilities	(17)	184	192	226	163	(18)

Net Change in Unrealized (Depreciation)	(17,028)	(139,053)	(44,787)	(122,574)	(400,562)	(31,445)

Net (Decrease) in Net Assets Resulting from Operations	$(20,488)	$(71,463)	$(23,844)	$(73,059)	$(259,333)	$(5,585)

* Foreign tax withholdings	$0	$9	$1	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Inception date through September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Capital Securities and Financials Fund (1)

Investment Income:
Interest, net of foreign taxes*	$594
Dividends	28
Total Income	622

Expenses:
Investment advisory fees	62
Supervisory and administrative fees	48
Distribution fees - Class C	1
Servicing fees - Class A	1
Total Expenses	112
Waiver and/or Reimbursement by PIMCO	(6)
Net Expenses	106

Net Investment Income	516

Net Realized Gain (Loss):
Investments in securities	(15)
Exchange-traded or centrally cleared financial derivative instruments	7
Over the counter financial derivative instruments	(332)
Foreign currency	(117)

Net Realized (Loss)	(457)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(886)
Exchange-traded or centrally cleared financial derivative instruments	(11)
Over the counter financial derivative instruments	202
Foreign currency assets and liabilities	(6)

Net Change in Unrealized (Depreciation)	(701)

Net (Decrease) in Net Assets Resulting from Operations	$(642)

* Foreign tax withholdings	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Period from April 13, 2015 to September 30, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Statements of Changes in Net Assets

	PIMCO Credit Absolute Return Fund		PIMCO Diversified Income Fund		PIMCO Floating Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

(Decrease) in Net Assets from:

Operations:
Net investment income	$13,026	$41,586	$57,404	$160,316	$15,413	$59,069
Net realized gain (loss)	(16,486)	35,329	10,186	203,752	5,530	43,148
Net change in unrealized (depreciation)	(17,028)	(34,475)	(139,053)	(180,051)	(44,787)	(101,753)

Net increase (decrease) in net assets resulting from operations	(20,488)	42,440	(71,463)	184,017	(23,844)	464

Distributions to Shareholders:
From net investment income
Institutional Class	(9,162)	(48,203)	(51,622)	(179,771)	(7,294)	(38,357)
Class P	(555)	(1,810)	(1,173)	(3,783)	(3,572)	(8,623)
Administrative Class	0	0	(220)	(537)	(8)	(54)
Class D	(182)	(781)	(1,323)	(3,298)	(473)	(1,352)
Class A	(208)	(858)	(3,626)	(9,181)	(3,780)	(9,852)
Class B	0	0	0	(73)^	0	0
Class C	(87)	(326)	(2,198)	(5,987)	(2,422)	(6,572)
Class R	(8)	(24)	0	0	0	0
From net realized capital gains
Institutional Class	0	(42,243)	0	(113,639)	0	0
Class P	0	(1,660)	0	(3,704)	0	0
Administrative Class	0	0	0	(468)	0	0
Class D	0	(804)	0	(2,855)	0	0
Class A	0	(913)	0	(7,618)	0	0
Class B	0	0	0	(47)^	0	0
Class C	0	(424)	0	(6,008)	0	0
Class R	0	(26)	0	0	0	0

Total Distributions(a)	(10,202)	(98,072)	(60,162)	(336,969)	(17,549)	(64,810)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(156,194)	(1,709,220)	(79,688)	(2,747,264)	(63,641)	(1,492,385)

Fund Redemption Fee	0	0	0	0	0	0

Total (Decrease) in Net Assets	(186,884)	(1,764,852)	(211,313)	(2,900,216)	(105,034)	(1,556,731)

Net Assets:
Beginning of period	871,243	2,636,095	2,531,401	5,431,617	749,733	2,306,464
End of period*	$684,359	$871,243	$2,320,088	$2,531,401	$644,699	$749,733

* Including undistributed (overdistributed) net investment income of:	$7,611	$4,787	$(2,720)	$38	$5,917	$8,053

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Fund		PIMCO Senior Floating Rate Fund

Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$59,474	$145,329	$84,976	$261,183	$38,893	$87,394
(9,959)	137,968	56,253	465,937	(13,033)	3,131
(122,574)	(231,477)	(400,562)	29,186	(31,445)	(31,146)

(73,059)	51,820	(259,333)	756,306	(5,585)	59,379

(55,338)	(137,375)	(91,458)	(306,673)	(36,938)	(81,356)
(1,990)	(3,543)	(2,884)	(8,821)	(393)	(1,246)
0	0	0	0	0	0
(1,398)	(2,670)	(37)	(14)	(316)	(918)
(519)	(1,694)	0	0	(1,607)	(4,289)
0	0	0	0	0	0
(227)	(578)	0	0	(985)	(2,572)
0	0	0	0	(80)	(183)

0	(76,773)	0	0	0	(4,204)
0	(2,384)	0	0	0	(54)
0	0	0	0	0	0
0	(1,325)	0	0	0	(41)
0	(852)	0	0	0	(204)
0	0	0	0	0	0
0	(423)	0	0	0	(157)
0	0	0	0	0	(11)

(59,472)	(227,617)	(94,379)	(315,508)	(40,319)	(95,235)

(162,876)	(1,023,924)	(241,609)	(2,512,401)	(882,089)	26,685

0	0	0	0	5	10

(295,407)	(1,199,721)	(595,321)	(2,071,603)	(927,988)	(9,161)

2,045,218	3,244,939	3,795,964	5,867,567	2,557,585	2,566,746
$1,749,811	$2,045,218	$3,200,643	$3,795,964	$1,629,597	$2,557,585

$7,696	$7,694	$16,316	$25,719	$(1,546)	$(120)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Consolidated Statement of Changes in Net Assets

PIMCO Capital Securities and Financials Fund

(Amounts in thousands†)	Inception date through September 30, 2015

Increase in Net Assets from:

Operations:
Net investment income	$516
Net realized (loss)	(457)
Net change in unrealized (depreciation)	(701)

Net (decrease) in net assets resulting from operations	(642)

Distributions to Shareholders:
From net investment income
Institutional Class	(185)
Class P	(3)
Class A	(10)
Class C	(2)

Total Distributions(a)	(200)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	31,697

Total Increase in Net Assets	30,855

Net Assets:
Beginning of period	0
End of period*	$30,855

* Including undistributed net investment income of:	$316

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)	PIMCO Long-Term Credit Fund

Cash Flows Provided by Operating Activities:

Net (decrease) in net assets resulting from operations	$(259,333)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(3,254,715)
Proceeds from sales of long-term securities	3,228,777
Proceeds from sales of short-term portfolio investments, net	146,369
Decrease in deposits with counterparty	3,788
Decrease in receivable for investments sold	203,358
Decrease in interest and dividends receivable	6,678
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(37,731)
Decrease in over the counter financial derivative instruments	8,532
(Decrease) in payable for investments purchased	(178,117)
(Decrease) in deposits from counterparty	(29,906)
(Decrease) in accrued investment advisory fees	(221)
(Decrease) in accrued supervisory and administrative fees	(190)
Proceeds from currency transactions	1,237
(Decrease) in other liabilities	(7)
Net Realized (Gain)
Investments in securities	(27,723)
Investments in Affiliates	(17)
Exchange-traded or centrally cleared financial derivative instruments	(9,801)
Over the counter financial derivative instruments	(17,638)
Foreign currency	(1,074)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	330,257
Investments in Affiliates	7
Exchange-traded or centrally cleared financial derivative instruments	47,700
Over the counter financial derivative instruments	22,761
Foreign currency assets and liabilities	(163)
Net amortization (accretion) on investments	2,987

Net Cash Provided by Operating Activities	185,815

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	419,841
Payments on shares redeemed	(798,268)
Cash dividend paid*	(9,082)
Proceeds from reverse repurchase agreements	18,698,013
Payments on reverse repurchase agreements	(18,074,198)
Proceeds from sale-buyback transactions	6,937,292
Payments on sale-buyback transactions	(7,340,087)
Proceeds from deposits from counterparty	29,283
Payments on deposits from counterparty	(50,192)

Net cash (Used for) Financing Activities	(187,398)

Net (Decrease) in Cash and Foreign Currency	(1,583)

Cash and Foreign Currency:
Beginning of period	6,724
End of period	$5,141

* Reinvestment of distributions	$85,549

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,107

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Credit Absolute Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.2%

BANK LOAN OBLIGATIONS 3.9%
AABS Ltd.
4.875% due 01/10/2038	$2,167	$2,256
Amaya Holdings BV
5.000% due 08/01/2021	2,336	2,316
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)	2,179	2,236
Cactus Wellhead LLC
7.000% due 07/31/2020	3,102	2,466
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	6,950	6,938
Gardner Denver, Inc.
4.250% due 07/30/2020	3,628	3,444
Jefferies Finance LLC
4.500% due 05/14/2020	1,097	1,097
Maxim Crane Works LP
10.250% due 11/26/2018	3,875	3,860
Westmoreland Coal Co.
7.500% due 12/16/2020	2,064	1,801

Total Bank Loan Obligations (Cost $27,289)		26,414

CORPORATE BONDS & NOTES 26.7%

BANKING & FINANCE 14.8%
Alpha Star Holding Ltd.
4.970% due 04/09/2019	5,000	4,547
Aviation Loan Trust
2.447% due 12/15/2022	2,968	2,760
Banco do Brasil S.A.
9.000% due 06/18/2024 (e)	2,000	1,184
Blackstone CQP Holdco LP
9.296% due 03/19/2019	25,700	23,495
Cantor Fitzgerald LP
6.500% due 06/17/2022	2,200	2,318
Exeter Finance Corp.
9.750% due 05/20/2019	10,300	10,326
iStar, Inc.
4.000% due 11/01/2017	3,300	3,185
Jefferies Finance LLC
6.875% due 04/15/2022	700	641
7.375% due 04/01/2020	6,740	6,530
7.500% due 04/15/2021	600	563
Jefferies LoanCore LLC
6.875% due 06/01/2020	1,350	1,296
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (f)	10,969	9,914
8.500% due 08/08/2019 (f)	3,656	3,305
Nationstar Mortgage LLC
6.500% due 07/01/2021	3,608	3,008
Navient Corp.
5.625% due 08/01/2033	600	392
5.875% due 03/25/2021	4,825	4,068
PHH Corp.
6.375% due 08/15/2021	6,741	6,101
7.375% due 09/01/2019	3,275	3,267
Pinnacol Assurance
8.625% due 06/25/2034 (f)	3,000	3,163
Piper Jaffray Cos.
4.825% due 11/30/2015	500	500
Provident Funding Associates LP
6.750% due 06/15/2021	775	738
Rio Oil Finance Trust
6.750% due 01/06/2027	1,900	1,180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Springleaf Finance Corp.
6.900% due 12/15/2017		$100	$105
Stearns Holdings, Inc.
9.375% due 08/15/2020		8,150	8,150
TIG FinCo PLC
8.500% due 03/02/2020	GBP	98	155
8.750% due 04/02/2020		505	705

			101,596

INDUSTRIALS 9.8%
Altice Luxembourg S.A.
6.250% due 02/15/2025	EUR	600	591
7.250% due 05/15/2022		2,400	2,538
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		$611	614
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		225	161
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		4,575	3,774
9.000% due 02/15/2020 ^		3,925	3,238
11.250% due 06/01/2017 ^		4,700	3,784
California Resources Corp.
5.000% due 01/15/2020		3,000	1,944
6.000% due 11/15/2024		3,225	1,947
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		1,600	1,578
CPG Merger Sub LLC
8.000% due 10/01/2021		5,045	5,045
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		6,675	5,757
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,475	1,342
FTS International, Inc.
7.837% due 06/15/2020		615	456
Harvest Operations Corp.
6.875% due 10/01/2017		952	828
HD Supply, Inc.
7.500% due 07/15/2020		1,275	1,332
Hellenic Railways Organization S.A.
4.500% due 12/06/2016	JPY	10,000	71
Hiland Partners LP
7.250% due 10/01/2020		$2,400	2,535
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		2,450	2,217
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019		4,800	2,808
Numericable-SFR S.A.S.
6.000% due 05/15/2022		3,425	3,309
Ply Gem Industries, Inc.
6.500% due 02/01/2022		11,805	11,377
QGOG Constellation S.A.
6.250% due 11/09/2019		1,235	550
SiTV LLC
10.375% due 07/01/2019		1,100	842
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		1,225	992
Wynn Las Vegas LLC
5.500% due 03/01/2025		8,800	7,579

			67,209

UTILITIES 2.1%
Genesis Energy LP
6.000% due 05/15/2023		2,050	1,814
6.750% due 08/01/2022		875	826

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois Power Generating Co.
6.300% due 04/01/2020	$4,250	$3,591
Petrobras Global Finance BV
2.429% due 01/15/2019	2,950	2,043
2.694% due 03/17/2017	525	453
3.000% due 01/15/2019	50	36
4.375% due 05/20/2023	2,350	1,539
Sprint Corp.
7.625% due 02/15/2025	925	719
Terraform Global Operating LLC
9.750% due 08/15/2022	3,775	3,029

		14,050

Total Corporate Bonds & Notes (Cost $199,350)		182,855

MUNICIPAL BONDS & NOTES 0.2%

NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	580	580

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	600	538

Total Municipal Bonds & Notes (Cost $1,048)		1,118

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
5.194% due 07/25/2025	2,700	2,696
Freddie Mac
7.744% due 12/25/2027	1,800	1,805

Total U.S. Government Agencies (Cost $4,500)		4,501

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Bonds
3.000% due 05/15/2045	19,695	20,175
3.125% due 08/15/2044 (j)(l)	4,200	4,399
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (l)	40	40
U.S. Treasury Notes
2.000% due 08/15/2025 (g)	13,000	12,939
1.625% due 06/30/2020 (i)(j)(l)	15,000	15,194
1.625% due 07/31/2020	13,100	13,264

Total U.S. Treasury Obligations (Cost $66,000)		66,011

MORTGAGE-BACKED SECURITIES 14.2%
Adjustable Rate Mortgage Trust
1.344% due 03/25/2035	2,357	2,036
American Home Mortgage Assets Trust
0.734% due 11/25/2035	1,338	1,184
American Home Mortgage Investment Trust
2.284% due 11/25/2045 ^	103	81
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	720	619
16.513% due 09/25/2035 ^	1,736	2,175
Banc of America Funding Trust
2.985% due 09/20/2047 ^	1,900	1,427
7.000% due 10/25/2037 ^	478	302
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^	1,038	883

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BCAP LLC Trust
0.414% due 05/25/2047 ^		$614	$467
0.699% due 05/26/2035		66	63
3.002% due 06/26/2037		39	39
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		596	518
2.795% due 05/25/2047 ^		1,145	1,028
4.777% due 06/25/2047 ^		491	441
Bear Stearns ALT-A Trust
2.757% due 04/25/2037		788	594
Berica ABS SRL
0.285% due 12/31/2055	EUR	476	528
Berica Residential MBS SRL
0.288% due 03/31/2048		243	266
Chase Mortgage Finance Trust
2.660% due 09/25/2036 ^		$315	282
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		187	195
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		556	574
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036 ^		398	355
Countrywide Alternative Loan Trust
0.354% due 12/25/2046 ^		1,716	1,781
0.364% due 11/25/2036		5,877	5,757
0.364% due 06/25/2046		528	539
0.384% due 07/25/2046 ^		504	467
0.384% due 09/25/2046 ^		1,153	1,005
0.406% due 09/20/2046		654	569
0.411% due 12/20/2046		2,344	1,753
0.426% due 07/20/2046 ^		3,542	2,675
0.494% due 06/25/2035 ^		1,095	944
0.594% due 04/25/2035		978	820
0.829% due 11/25/2035		322	271
1.494% due 10/25/2035 ^		544	458
5.500% due 11/25/2035 ^		2,705	2,493
5.750% due 07/25/2035 ^		296	276
6.000% due 05/25/2036 ^		5,227	4,335
6.000% due 08/25/2036 ^		690	642
6.000% due 01/25/2037 ^		505	479
6.000% due 04/25/2037		910	789
6.000% due 05/25/2037 ^		3,887	3,219
Countrywide Home Loan Mortgage Pass-Through Trust
2.632% due 09/25/2037 ^		1,316	1,153
5.750% due 07/25/2037		353	338
6.000% due 10/25/2034		28	29
Credit Suisse Mortgage Capital Certificates
2.280% due 12/29/2037		7,422	4,247
2.380% due 07/27/2037		5,158	4,075
6.000% due 01/27/2047		799	820
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		1,513	1,190
Deutsche ALT-A Securities, Inc.
0.294% due 08/25/2037 ^		1,633	1,331
0.344% due 02/25/2047		4,667	3,343
First Horizon Alternative Mortgage Securities Trust
2.198% due 08/25/2035		373	324
6.000% due 05/25/2036 ^		18	15
Freddie Mac
4.678% due 11/25/2055 (a)		400	236
GSMSC Resecuritization Trust
0.369% due 08/26/2033		3,500	3,014
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		4,042	3,519
Impac Secured Assets Trust
0.344% due 11/25/2036		2,182	1,607

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.404% due 05/25/2046	$1,157	$991
0.444% due 02/25/2037	500	315
2.589% due 07/25/2037	671	461
2.942% due 05/25/2037 ^	456	325
3.480% due 11/25/2035 ^	899	762
6.250% due 11/25/2037 ^	559	475
JPMorgan Alternative Loan Trust
3.064% due 11/25/2036 ^	705	627
JPMorgan Mortgage Trust
2.678% due 10/25/2036 ^	1,142	1,032
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,201	2,123
Lehman XS Trust
0.354% due 03/25/2047 ^	2,075	1,671
MASTR Adjustable Rate Mortgages Trust
5.129% due 11/25/2034	509	501
Merrill Lynch Alternative Note Asset Trust
0.304% due 03/25/2037	2,958	1,395
Morgan Stanley Mortgage Loan Trust
3.202% due 11/25/2037	805	647
Residential Accredit Loans, Inc. Trust
0.384% due 07/25/2036	1,406	1,135
0.544% due 08/25/2035 ^	1,599	1,216
3.017% due 07/25/2035	116	108
3.450% due 12/26/2034 ^	948	800
3.608% due 09/25/2035 ^	98	80
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^	941	830
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	445	405
Structured Asset Mortgage Investments Trust
0.404% due 09/25/2047 ^	4,299	3,016
0.414% due 05/25/2036	1,063	802
1.599% due 12/25/2035 ^	1,380	954
Structured Asset Securities Corp. Trust
0.544% due 02/25/2035	417	392
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037 ^	607	596
TBW Mortgage-Backed Trust
0.394% due 09/25/2036 ^	372	352
WaMu Mortgage Pass-Through Certificates Trust
1.909% due 07/25/2047 ^	176	125
2.026% due 12/25/2036 ^	345	307
2.374% due 08/25/2036 ^	1,445	1,261
Washington Mutual Mortgage Pass-Through Certificates Trust
0.949% due 02/25/2047 ^	2,990	2,166
Wells Fargo Alternative Loan Trust
0.734% due 03/25/2037 ^	3,691	2,696
6.250% due 07/25/2037 ^	453	414

Total Mortgage-Backed Securities (Cost $92,564)		97,550

ASSET-BACKED SECURITIES 18.8%
ACE Securities Corp. Home Equity Loan Trust
0.334% due 07/25/2036	1,445	1,021
0.494% due 02/25/2036	1,300	1,165
0.744% due 12/25/2045 ^	1,000	666
0.854% due 11/25/2035	1,200	1,028
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.814% due 05/25/2035	1,000	820
Argent Securities Trust
0.384% due 03/25/2036	4,207	2,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.424% due 01/25/2036	$770	$595
0.574% due 02/25/2036	1,091	740
Asset-Backed Funding Certificates Trust
0.304% due 01/25/2037	2,892	1,789
0.334% due 10/25/2036	912	772
1.194% due 06/25/2037	623	460
1.244% due 03/25/2034	1,706	1,375
Bear Stearns Asset-Backed Securities Trust
0.304% due 02/25/2037	515	488
0.364% due 05/25/2036 ^	2,236	2,081
0.434% due 06/25/2047	400	343
0.544% due 12/25/2035 ^	772	559
0.594% due 09/25/2046	304	262
0.644% due 08/25/2036	2,400	2,055
0.874% due 10/25/2035	1,400	1,204
1.994% due 07/25/2034	1,238	1,137
Citigroup Mortgage Loan Trust, Inc.
0.334% due 05/25/2037	369	363
0.354% due 12/25/2036	1,993	1,318
0.454% due 03/25/2036	425	325
Countrywide Asset-Backed Certificates
0.334% due 06/25/2047 ^	1,757	1,377
0.374% due 06/25/2047	2,157	1,971
0.414% due 09/25/2047	1,500	1,166
0.484% due 06/25/2036	2,550	2,281
0.484% due 08/25/2036	1,300	1,166
0.579% due 11/25/2035	1,268	1,222
0.634% due 04/25/2036	2,000	1,642
0.664% due 02/25/2036	12,000	10,740
2.599% due 01/25/2034 ^	794	574
Countrywide Asset-Backed Certificates Trust
0.344% due 02/25/2037	779	750
0.454% due 09/25/2046	2,500	1,689
0.674% due 10/25/2035	793	789
0.944% due 11/25/2035	2,600	1,812
1.094% due 04/25/2035	1,000	803
Credit-Based Asset Servicing and Securitization LLC
0.304% due 11/25/2036	1,571	868
0.344% due 11/25/2036	785	436
0.414% due 07/25/2037	1,694	1,152
0.764% due 07/25/2036	1,700	1,565
First Franklin Mortgage Loan Trust
0.554% due 11/25/2035	1,200	858
Fremont Home Loan Trust
0.364% due 02/25/2036	678	581
0.434% due 08/25/2036	4,246	1,795
0.714% due 07/25/2035	1,800	1,350
GSAMP Trust
0.314% due 12/25/2036	670	370
0.334% due 06/25/2036	1,716	1,472
0.424% due 12/25/2046	635	356
0.434% due 12/25/2035	1,411	1,305
Home Equity Loan Trust
0.424% due 04/25/2037	2,200	1,404
HSI Asset Securitization Corp. Trust
0.584% due 11/25/2035	1,600	1,129
0.584% due 12/25/2035	2,400	1,768
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.634% due 03/25/2036	1,500	1,034
JPMorgan Mortgage Acquisition Trust
0.354% due 05/25/2037	1,000	921
0.384% due 03/25/2047	1,200	853
Long Beach Mortgage Loan Trust
0.374% due 03/25/2046	3,739	2,379
0.624% due 11/25/2035	3,100	2,684

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.019% due 06/25/2035	$897	$892
2.969% due 07/25/2033	2,069	1,990
MASTR Asset-Backed Securities Trust
0.304% due 08/25/2036	815	410
0.324% due 10/25/2036	1,327	780
0.344% due 08/25/2036	1,846	935
0.364% due 10/25/2036	3,510	3,026
Merrill Lynch Mortgage Investors Trust
0.304% due 08/25/2037	2,705	1,625
0.354% due 04/25/2037	2,500	1,343
Morgan Stanley ABS Capital, Inc. Trust
0.344% due 06/25/2036	1,809	1,658
0.344% due 10/25/2036	2,698	1,672
0.344% due 12/25/2036	164	97
0.424% due 09/25/2036	1,138	673
0.839% due 09/25/2035	700	615
0.959% due 07/25/2035	1,116	1,064
1.444% due 07/25/2037	800	562
Morgan Stanley Home Equity Loan Trust
0.544% due 04/25/2037	313	183
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	1,972	1,332
Nationstar Home Equity Loan Trust
0.514% due 04/25/2037	1,300	932
New Century Home Equity Loan Trust
3.194% due 01/25/2033	203	181
Option One Mortgage Loan Trust
0.334% due 01/25/2037	1,354	795
0.364% due 05/25/2037	1,377	841
0.384% due 01/25/2036	861	840
Ownit Mortgage Loan Trust
0.794% due 10/25/2036 ^	1,437	1,182
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.684% due 08/25/2035	900	739
People’s Financial Realty Mortgage Securities Trust
0.334% due 09/25/2036	4,716	1,906
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037	2,145	1,119
Residential Asset Mortgage Products Trust
0.429% due 12/25/2035	2,210	1,670
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036	554	535
0.354% due 06/25/2036	446	430
0.354% due 11/25/2036 ^	1,993	1,716
0.364% due 11/25/2036	852	751
1.074% due 08/25/2034	556	454
Saxon Asset Securities Trust
1.169% due 12/26/2034	1,122	871
Securitized Asset-Backed Receivables LLC Trust
0.444% due 03/25/2036	1,995	1,215
0.444% due 05/25/2036	1,256	731
SG Mortgage Securities Trust
0.374% due 02/25/2036	1,643	1,044
Soundview Home Loan Trust
0.364% due 06/25/2036	644	598
0.454% due 02/25/2037	678	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Specialty Underwriting & Residential Finance Trust
0.584% due 12/25/2036		$1,400	$1,159
Springleaf Funding Trust
3.920% due 01/16/2023		9,500	9,501
Structured Asset Investment Loan Trust
0.344% due 09/25/2036		1,475	1,191
0.354% due 05/25/2036		615	510
1.169% due 01/25/2035		2,639	1,893
1.319% due 01/25/2035		1,024	246
1.574% due 04/25/2033		165	138
1.769% due 01/25/2035		1,102	147
1.919% due 01/25/2035 ^		1,461	63
Truman Capital Mortgage Loan Trust
0.454% due 03/25/2036		1,422	1,311

Total Asset-Backed Securities (Cost $121,314)			128,784

SOVEREIGN ISSUES 1.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	578
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	38,000	7,768
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	200	265
Republic of Greece Government International Bond
3.000% due 02/24/2035		325	214

Total Sovereign Issues (Cost $15,552)			8,825

		SHARES
COMMON STOCKS 1.7%

CONSUMER DISCRETIONARY 0.9%
Amaya, Inc. (c)(f)		13,012	237
CBS Corp. ‘B’ (i)		14,990	598
Hilton Worldwide Holdings, Inc. (i)		36,414	835
Macy’s, Inc. (i)		23,209	1,191
Melco Crown Entertainment Ltd. - ADR		19,888	274
MGM Resorts International (c)(i)		80,357	1,483
Walt Disney Co. (i)		6,368	651
Wynn Macau Ltd.		282,400	320
Wynn Resorts Ltd. (i)		5,109	271

			5,860

FINANCIALS 0.4%
Capital One Financial Corp. (i)		2,250	163
China Overseas Land & Investment Ltd.		260,600	789
China Resources Land Ltd.		479,800	1,124
China Vanke Co. Ltd. ‘H’		171,800	366
Citigroup, Inc. (i)		3,450	171
JPMorgan Chase & Co. (i)		3,133	191
TIG Finco PLC (f)		86,986	88

			2,892

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.1%
Pfizer, Inc.	20,302	$638

INDUSTRIALS 0.1%
United Rentals, Inc. (c)(i)	8,898	534

INFORMATION TECHNOLOGY 0.2%
Alibaba Group Holding Ltd. SP - ADR (c)	3,862	228
Baidu, Inc. SP - ADR (c)	2,986	410
QUALCOMM, Inc.	7,851	422
Tencent Holdings Ltd.	22,200	371

		1,431

Total Common Stocks (Cost $14,648)		11,355

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
0.111% due 01/21/2016 - 02/18/2016 (d)(l)	$829	829

Total Short-Term Instruments (Cost $829)		829

Total Investments in Securities (Cost $543,094)		528,242

	SHARES
INVESTMENTS IN AFFILIATES 19.5%

SHORT-TERM INSTRUMENTS 19.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.5%
PIMCO Short-Term Floating NAV Portfolio III	13,469,404	133,549

Total Short-Term Instruments (Cost $133,586)		133,549

Total Investments in Affiliates (Cost $133,586)		133,549

Total Investments 96.7% (Cost $676,680)		$661,791

Financial Derivative Instruments (h)(k) (0.5%) (Cost or Premiums, net $2,446)		(3,670)

Other Assets and Liabilities, net 3.8%		26,238

Net Assets 100.0%		$684,359

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND SHARES):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(d)	Coupon represents a weighted average yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amaya, Inc.	09/05/2014	$375	$237	0.04%
AWAS Aviation Capital Ltd. 4.870% due 09/29/2021	10/02/2014	2,179	2,236	0.33%
KGH Intermediate Holdco LLC 8.500% due 08/07/2019	08/07/2014	10,732	9,914	1.45%
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	3,656	3,305	0.48%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	3,000	3,163	0.46%
TIG Finco PLC	04/02/2015	129	88	0.01%

		$20,071	$18,943	2.77%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
GSC	0.470%	09/30/2015	10/07/2015	$(597)	$(597)
	0.810%	09/30/2015	10/01/2015	(995)	(995)

Total Sale-Buyback Transactions					$(1,592)

(1)

As of September 30, 2015, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended September 30, 2015 was $3,637 at a weighted average interest rate of (0.413%).

SHORT SALES:

SHORT SALES ON COMMON STOCKS

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (2)
GSC	Canadian Natural Resources Ltd.	36,200	$(834)	$(716)
	Noble Corp. PLC	177,600	(2,248)	(1,938)
UBS	Ensco PLC ‘A’	133,800	(2,274)	(1,904)
	Transocean Ltd.	57,500	(787)	(751)

Total Short Sales			$(6,143)	$(5,309)

(2)	Payable for short sales includes $41 of dividends payable.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $1,593 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Master Securities Forward Transaction Agreement
GSC	$0	$0	$(1,592)	$0	$(1,592)	$1,593	$1

Prime Brokerage Agreement
GSC	0	0	0	(2,654)	(2,654)	5,656	3,002
UBS	0	0	0	(2,655)	(2,655)	0	(2,655)

Total Borrowings and Other Financing Transactions	$0	$0	$(1,592)	$(5,309)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(995)	$(597)	$0	$0	$(1,592)

Total Borrowings	$(995)	$(597)	$0	$0	$(1,592)

Gross amount of recognized liabilities for sale-buyback financing transactions					$(1,592)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	310	$922	$728
Call - EUREX EURO STOXX 50 Index	3,700.000	12/20/2019	93	365	196

Total Purchased Options				$1,287	$924

WRITTEN OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	310	$(1,024)	$(956)
Put - EUREX EURO STOXX 50 Index	2,400.000	12/20/2019	93	(297)	(325)

Total Written Options				$(1,321)	$(1,281)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,121	$(1,058)	$42	$0
90-Day Eurodollar June Futures	Short	06/2017	197	(294)	7	0
90-Day Eurodollar March Futures	Short	03/2017	55	(68)	2	0
90-Day Eurodollar September Futures	Short	09/2016	67	(71)	3	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	19	0	1	0
E-mini S&P 500 Index December Futures	Short	12/2015	122	239	0	(208)
Nikkei Index 400 December Futures	Long	12/2015	542	(279)	115	(426)
Put Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	19	7	2	0
U.S. Treasury 10-Year Note December Futures	Long	12/2015	920	891	0	(72)

Total Futures Contracts				$(633)	$172	$(706)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	12,300	$1,076	$821	$50	$0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$	9,800	(383)	(521)	10	0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		12,300	(61)	(61)	2	0
Receive	3-Month USD-LIBOR	2.910%	08/20/2019		63,800	(666)	(437)	11	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		87,500	(2,390)	(1,986)	53	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		38,600	(976)	(1,093)	25	0
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		6,600	(207)	(183)	6	0
Receive	3-Month USD-LIBOR	2.335%	08/24/2025		4,900	(154)	(137)	5	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		56,800	(2,286)	(2,729)	37	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		12,200	(488)	(1,189)	37	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/17/2025	AUD	49,400	1,775	1,088	273	0

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	12,100	$(166)	$(342)	$0	$(77)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		400	(22)	(13)	0	(7)
Receive	6-Month GBP-LIBOR	2.175%	03/16/2046		1,000	(29)	(29)	0	(17)
Receive	6-Month GBP-LIBOR	2.150%	03/16/2046		100	(2)	(3)	0	(2)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,100	0	0	0	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021	MXN	192,700	1	(61)	56	0
Pay	28-Day MXN-TIIE	5.810%	09/29/2021		10,700	4	(24)	3	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021		29,500	6	(66)	9	0

Total Swap Agreements						$(4,968)	$(6,965)	$577	$(103)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $6,132 and cash of $6,435 have been pledged as collateral as of September 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $3,125 and cash of $6,532 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 924	$ 172	$ 577	$ 1,673	$ (1,281)	$ (706)	$ (103)	$ (2,090)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		TWD	51,656	$		1,593	$30	$0
	10/2015	$		525		ZAR	7,008	0	(21)
	11/2015			11,675		CNY	74,818	36	0
	12/2015		HKD	55,225	$		7,124	0	(2)

BPS	10/2015		BRL	2,261			569	0	(1)
	10/2015		MYR	7,881			1,880	85	0
	10/2015	$		618		BRL	2,261	0	(48)
	09/2016		CNY	57,369	$		8,719	0	(46)

BRC	10/2015		BRL	3,686			948	18	0
	10/2015	$		928		BRL	3,686	2	0
	10/2015			3,783		INR	249,502	14	0
	11/2015		AUD	5,480	$		3,873	35	0
	10/2016		CNY	11,132			1,700	2	0

CBK	10/2015		BRL	4,526			1,222	80	0
	10/2015		SGD	2,212			1,580	26	0
	10/2015		TWD	33,690			1,027	8	0
	10/2015	$		5,343		AUD	7,657	32	0
	10/2015			1,139		BRL	4,526	2	0
	10/2015			4,502		SGD	6,452	31	0
	11/2015		AUD	7,657	$		5,334	0	(32)
	11/2015		GBP	247			378	5	0
	11/2015		JPY	42,000			350	0	0
	12/2015		MXN	4,172			243	0	(3)
	12/2015		SGD	6,452			4,489	0	(34)

DUB	10/2015		BRL	42,324			10,653	0	(22)
	10/2015		KRW	1,892,371			1,568	0	(28)
	10/2015		THB	47,694			1,325	12	0
	10/2015	$		10,565		BRL	42,324	111	0
	10/2015		ZAR	7,063	$		561	53	0
	11/2015		BRL	42,324			10,458	0	(101)

FBF	10/2015		JPY	1,284,703			10,688	0	(21)
	10/2015	$		4,539		EUR	4,067	5	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		CNY	51,453	$		7,937	$0	$(117)
	11/2015	$		4,027		JPY	483,737	7	0
	12/2015			122		MXN	2,097	2	0
	09/2016		CNY	50,242	$		7,643	0	(34)

GLM	10/2015		INR	535			8	0	0
	10/2015		KRW	1,835,098			1,528	0	(19)
	10/2015	$		2,405		EUR	2,130	0	(25)
	11/2015		AUD	476	$		340	7	0
	11/2015		GBP	804			1,238	22	0
	11/2015		JPY	101,400			843	0	(3)
	11/2015	$		4,382		AUD	6,211	0	(32)

HUS	10/2015		EUR	19,305	$		22,000	428	0
	10/2015		INR	536			8	0	0
	10/2015		MYR	6,497			1,574	94	0
	11/2015	$		5,434		CNY	34,856	22	0
	12/2015			3,547		HKD	27,494	1	0

JPM	10/2015		BRL	36,373	$		10,103	929	0
	10/2015		EUR	214			240	0	0
	10/2015		INR	246,140			3,829	83	0
	10/2015		KRW	1,702,210			1,445	10	0
	10/2015		THB	60,669			1,689	19	0
	10/2015	$		9,155		BRL	36,373	19	0
	10/2015			4,473		EUR	3,991	0	(14)
	11/2015			1,366			1,218	0	(5)
	11/2015			3,021		JPY	366,000	32	0

MSB	10/2015			10,697			1,284,703	12	0
	11/2015		JPY	1,284,703	$		10,701	0	(12)

NAB	10/2015		AUD	7,657			5,459	84	0
	11/2015	$		4,040		JPY	485,048	5	0

SCX	10/2015		SGD	2,026	$		1,445	22	0
	10/2015		TWD	62,655			1,944	48	0
	11/2015		CAD	348			264	3	0
	11/2015		CNY	58,221			8,816	0	(298)
	11/2015	$		807		AUD	1,150	0	(1)

UAG	10/2015		MYR	4,949	$		1,170	43	0
	10/2015		SGD	2,214			1,569	14	0
	10/2015		THB	56,402			1,578	25	0
	10/2015	$		10,438		EUR	9,331	0	(12)
	11/2015		EUR	9,331	$		10,443	12	0
	11/2015	$		983		AUD	1,345	0	(41)

Total Forward Foreign Currency Contracts								$2,530	$(972)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH	6.700	09/29/2016	$1,700	$38	$37

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045%	01/06/2016	$ 35,850	$85	$163

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR 397	$1,382	$900

Total Purchased Options					$1,505	$1,100

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	5,700	$(10)	$(10)

BPS	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		1,600	(3)	(4)

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		2,500	(7)	(9)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.750%	12/16/2015		6,400	(5)	(3)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		6,400	(15)	(23)

							$(40)	$(49)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.280	09/29/2016	$1,700	$(10)	$(10)
	Call - OTC USD versus CNH		7.000	09/29/2016	1,700	(27)	(25)

						$(37)	$(35)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	397	$(1,381)	$(1,223)

Total Written Options						$(1,458)	$(1,307)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	403	$218,123	AUD	0	EUR	34,397	$(4,695)
Sales	1,166	56,528		1,400		40,500	(484)
Closing Buys	(1,154)	(94,750)		0		(31,300)	721
Expirations	(12)	(53,874)		(1,400)		(28,200)	639
Exercised	0	(100,027)		0		(15,000)	1,040

Balance at End of Period	403	$26,000	AUD	0	EUR	397	$(2,779)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Arrow Electronics, Inc.	(1.000%	)	12/20/2018	0.400%	$ 600	$3	$(15)	$0	$(12)
	Avnet, Inc.	(1.000%	)	12/20/2018	0.448%	300	1	(6)	0	(5)

CBK	Devon Energy Corp.	(1.000%	)	09/20/2020	1.871%	8,200	146	186	332	0
	Newmont Mining Corp.	(1.000%	)	09/20/2020	2.297%	6,500	380	9	389	0

FBF	Barrick Gold Corp.	(1.000%	)	09/20/2020	2.980%	650	56	2	58	0
	Halliburton Co.	(1.000%	)	09/20/2020	0.800%	2,400	(42)	18	0	(24)

GST	CA, Inc.	(1.000%	)	12/20/2018	0.507%	6,000	(53)	(43)	0	(96)
	ConocoPhillips	(1.000%	)	06/20/2019	0.553%	4,100	(164)	96	0	(68)
	Halliburton Co.	(1.000%	)	09/20/2020	0.800%	650	(10)	3	0	(7)
	Newmont Mining Corp.	(1.000%	)	09/20/2020	2.297%	2,200	119	13	132	0

JPM	Avnet, Inc.	(1.000%	)	12/20/2018	0.448%	4,050	22	(95)	0	(73)
	Barrick Gold Corp.	(1.000%	)	09/20/2020	2.980%	2,700	252	(10)	242	0

MYC	Canadian Natural Resources Ltd.	(1.000%	)	09/20/2020	2.504%	2,600	101	78	179	0
	ConocoPhillips	(1.000%	)	06/20/2019	0.553%	9,800	(200)	37	0	(163)
	ConocoPhillips	(1.000%	)	09/20/2020	0.779%	7,000	(122)	46	0	(76)

							$489	$319	$1,332	$(524)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%	$ 700	$36	$(111)	$0	$(75)
	Sprint Communications, Inc.	5.000%	06/20/2020	8.662%	200	10	(36)	0	(26)

BPS	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%	500	16	(128)	0	(112)
	Sprint Communications, Inc.	5.000%	06/20/2020	8.662%	850	33	(142)	0	(109)

CBK	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%	4,300	209	(669)	0	(460)
	Sprint Communications, Inc.	5.000%	06/20/2020	8.662%	800	36	(139)	0	(103)
	Weatherford International Ltd.	1.000%	09/20/2020	5.558%	4,275	(478)	(331)	0	(809)

FBF	American Airlines Group, Inc.	5.000%	12/20/2015	1.304%	375	8	(5)	3	0
	American Airlines Group, Inc.	5.000%	12/20/2016	1.590%	250	5	6	11	0
	Sprint Communications, Inc.	5.000%	06/20/2020	8.662%	2,700	125	(472)	0	(347)

GST	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%	3,000	149	(818)	0	(669)
	Chesapeake Energy Corp.	5.000%	06/20/2020	12.571%	2,750	122	(757)	0	(635)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%	1,300	(147)	(244)	0	(391)
	PHH Corp.	5.000%	06/20/2020	5.131%	1,075	51	(55)	0	(4)
	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%	500	23	(77)	0	(54)

JPM	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%	2,475	95	(647)	0	(552)
	Chesapeake Energy Corp.	5.000%	06/20/2020	12.571%	850	33	(229)	0	(196)

MYC	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%	400	21	(110)	0	(89)
	Chesapeake Energy Corp.	5.000%	06/20/2020	12.571%	3,475	157	(959)	0	(802)

						$504	$(5,923)	$14	$(5,433)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	$	4,600	$586	$(59)	$527	$0

CBK	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018		5,800	808	(143)	665	0

						$1,394	$(202)	$1,192	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Year BRL-CDI	14.720%	01/02/2018	BRL	58,000	$(35)	$(186)	$0	$(221)

DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016		30,900	5	4	9	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		51,100	60	(711)	0	(651)

GLM	Pay	1-Year BRL-CDI	14.720%	01/02/2018		46,400	(13)	(163)	0	(176)

HUS	Pay	1-Year BRL-CDI	13.730%	01/02/2018		10,200	4	(85)	0	(81)
	Pay	1-Year BRL-CDI	12.910%	01/04/2021		12,600	(5)	(208)	0	(213)

JPM	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	1,700	30	118	148	0

							$46	$(1,231)	$157	$(1,342)

Total Swap Agreements							$2,433	$(7,037)	$2,695	$(7,299)

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $4,911 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$66	$0	$527	$593	$(23)	$(10)	$(101)	$(134)	$459	$(450)	$9
BPS	85	0	0	85	(95)	(4)	(442)	(541)	(456)	321	(135)
BRC	71	0	0	71	0	0	(17)	(17)	54	0	54
CBK	184	0	1,386	1,570	(69)	0	(1,372)	(1,441)	129	(100)	29
DUB	176	900	9	1,085	(151)	(1,223)	(651)	(2,025)	(940)	273	(667)
FBF	14	0	72	86	(172)	0	(371)	(543)	(457)	323	(134)
GLM	29	0	0	29	(79)	0	(176)	(255)	(226)	(300)	(526)
GST	0	0	132	132	0	(9)	(1,924)	(1,933)	(1,801)	1,885	84
HUS	545	0	0	545	0	0	(294)	(294)	251	0	251
JPM	1,092	0	390	1,482	(19)	0	(821)	(840)	642	(880)	(238)
MSB	12	0	0	12	(12)	0	0	(12)	0	0	0
MYC	0	163	179	342	0	(26)	(1,130)	(1,156)	(814)	630	(184)
NAB	89	0	0	89	0	0	0	0	89	0	89
SCX	73	37	0	110	(299)	(35)	0	(334)	(224)	508	284
UAG	94	0	0	94	(53)	0	0	(53)	41	0	41

Total Over the Counter	$2,530	$1,100	$2,695	$6,325	$(972)	$(1,307)	$(7,299)	$(9,578)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$924	$0	$0	$924
Futures	0	0	115	0	57	172
Swap Agreements	0	0	0	0	577	577

	$0	$0	$1,039	$0	$634	$1,673

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,530	$0	$2,530
Purchased Options	0	0	900	37	163	1,100
Swap Agreements	0	2,538	0	0	157	2,695

	$0	$2,538	$900	$2,567	$320	$6,325

	$0	$2,538	$1,939	$2,567	$954	$7,998

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$1,281	$0	$0	$1,281
Futures	0	0	634	0	72	706
Swap Agreements	0	0	0	0	103	103

	$0	$0	$1,915	$0	$175	$2,090

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$972	$0	$972
Written Options	0	49	1,223	35	0	1,307
Swap Agreements	0	5,957	0	0	1,342	7,299

	$0	$6,006	$1,223	$1,007	$1,342	$9,578

	$0	$6,006	$3,138	$1,007	$1,517	$11,668

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Credit Absolute Return Fund (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$718	$0	$0	$718
Written Options	0	0	(446)	0	0	(446)
Futures	0	0	216	0	1,565	1,781
Swap Agreements	0	(755)	0	0	(6,173)	(6,928)

	$0	$(755)	$488	$0	$(4,608)	$(4,875)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,936	$0	$5,936
Purchased Options	0	0	0	0	(151)	(151)
Written Options	0	140	54	444	521	1,159
Swap Agreements	0	(3,133)	0	0	13	(3,120)

	$0	$(2,993)	$54	$6,380	$383	$3,824

	$0	$(3,748)	$542	$6,380	$(4,225)	$(1,051)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,231)	$0	$0	$(1,231)
Written Options	0	0	(394)	0	0	(394)
Futures	0	0	(77)	0	(1,361)	(1,438)
Swap Agreements	0	(37)	0	0	4,067	4,030

	$0	$(37)	$(1,702)	$0	$2,706	$967

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,637)	$0	$(9,637)
Purchased Options	0	0	(1,207)	(2)	210	(999)
Written Options	0	(38)	(412)	2,824	(74)	2,300
Swap Agreements	0	(2,569)	0	0	(1,162)	(3,731)

	$0	$(2,607)	$(1,619)	$(6,815)	$(1,026)	$(12,067)

	$0	$(2,644)	$(3,321)	$(6,815)	$1,680	$(11,100)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,558	$9,856	$26,414
Corporate Bonds & Notes
Banking & Finance	0	51,392	50,204	101,596
Industrials	0	67,209	0	67,209
Utilities	0	14,050	0	14,050
Municipal Bonds & Notes
New York	0	580	0	580
Ohio	0	538	0	538
U.S. Government Agencies	0	4,501	0	4,501
U.S. Treasury Obligations	0	66,011	0	66,011
Mortgage-Backed Securities	236	97,314	0	97,550
Asset-Backed Securities	0	128,784	0	128,784
Sovereign Issues	0	8,825	0	8,825
Common Stocks
Consumer Discretionary	5,860	0	0	5,860
Financials	2,804	0	88	2,892
Health Care	638	0	0	638
Industrials	534	0	0	534
Information Technology	1,431	0	0	1,431
Short-Term Instruments
U.S. Treasury Bills	0	829	0	829
	$11,503	$456,591	$60,148	$528,242

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133,549	$0	$0	$133,549

Total Investments	$145,052	$456,591	$60,148	$661,791

Short Sales, at Value - Liabilities
Common Stocks	$(5,309)	$0	$0	$(5,309)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	172	1,501	0	1,673
Over the counter	0	6,325	0	6,325
	$172	$7,826	$0	$7,998

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(706)	(1,384)	0	(2,090)
Over the counter	0	(9,578)	0	(9,578)
	$(706)	$(10,962)	$0	$(11,668)

Totals	$139,209	$453,455	$60,148	$652,812

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$28,305	$2,178	$(17,081)	$(4)	$(53)	$371	$0	$(3,860)	$9,856	$258
Corporate Bonds & Notes
Banking & Finance	53,600	579	(281)	29	5	(3,728)	0	0	50,204	(3,743)
Asset-Backed Securities	9,550	0	0	24	0	(73)	0	(9,501)	0	0
Common Stocks
Financials	0	129	0	0	0	(41)	0	0	88	(41)

Totals	$91,455	$2,886	$(17,362)	$49	$(48)	$(3,471)	$0	$(13,361)	$60,148	$(3,526)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique		Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,492	Proxy Pricing		Base Price	102.00-102.19
	5,364	Third Party Vendor		Broker Quote	79.50-100.00
Corporate Bonds & Notes
Banking & Finance	50,204	Proxy Pricing		Base Price	100.00-103.38
Common Stocks
Financials	88	Other Valuation Techniques	(2)	—	—

Total	$60,148

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.2%

BANK LOAN OBLIGATIONS 5.9%
Albertson’s Holdings LLC
5.000% due 08/25/2019	$2,535	$2,539
5.375% due 03/21/2019	4,821	4,829
5.500% due 08/25/2021	993	995
Amaya Holdings BV
5.000% due 08/01/2021	19,008	18,846
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	2,934	2,935
Charter Communications Operating LLC
3.250% due 08/24/2021	1,400	1,396
3.500% due 01/24/2023	4,400	4,380
Community Health Systems, Inc.
3.750% due 12/31/2019	1,387	1,388
4.000% due 01/27/2021	2,553	2,558
Dell International LLC
4.000% due 04/29/2020	5,572	5,563
Endo Luxembourg Finance Co. SARL
3.050% due 09/26/2022	2,700	2,696
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	30,022	29,972
Flying Fortress, Inc.
3.500% due 04/30/2020	100	100
Gardner Denver, Inc.
4.250% due 07/30/2020	7,039	6,682
Gates Global, Inc.
4.250% due 07/05/2021	2,772	2,638
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	29	29
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	7,671	7,497
Las Vegas Sands LLC
3.250% due 12/19/2020	895	891
Numericable U.S. LLC
4.500% due 05/21/2020	3,474	3,456
OGX
TBD% - 13.000% due 04/10/2049	1,281	1,496
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	509	509
Realogy Corp.
3.750% due 03/05/2020	3,413	3,413
Rise Ltd.
4.750% due 01/31/2021 (f)	6,307	6,492
Seadrill Partners Finco LLC
4.000% due 02/21/2021	2,561	1,572
Station Casinos LLC
4.250% due 03/02/2020	11,850	11,844
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	7,901	7,903
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022	4,776	4,733

Total Bank Loan Obligations (Cost $137,907)		137,352

CORPORATE BONDS & NOTES 52.5%

BANKING & FINANCE 25.2%
ABN AMRO Bank NV
4.750% due 07/28/2025	1,200	1,194
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019	2,200	2,167
5.000% due 10/01/2021 (g)	1,300	1,329
Ally Financial, Inc.
4.125% due 03/30/2020	4,550	4,513

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American International Group, Inc.
6.250% due 05/01/2036 (g)		$7,600	$9,229
8.175% due 05/15/2068		500	663
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,300	1,403
Banco do Brasil S.A.
3.875% due 10/10/2022		1,900	1,475
6.000% due 01/22/2020		5,300	5,194
9.000% due 06/18/2024 (e)		2,800	1,658
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	9,500	11,411
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$2,860	2,838
Bank of America Corp.
6.100% due 03/17/2025 (e)		9,000	8,764
Banque PSA Finance S.A.
5.750% due 04/04/2021		11,874	12,603
Barclays Bank PLC
7.625% due 11/21/2022		28,900	32,440
14.000% due 06/15/2019 (e)	GBP	5,400	10,528
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,900	3,433
8.250% due 12/15/2018 (e)		$700	731
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,700	1,823
6.750% due 09/30/2022		500	543
7.250% due 04/22/2020		2,500	2,722
Blackstone CQP Holdco LP
9.296% due 03/19/2019		35,420	32,382
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		2,900	2,922
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		460	400
CIT Group, Inc.
4.250% due 08/15/2017		27,300	27,709
5.250% due 03/15/2018		100	103
6.625% due 04/01/2018		500	530
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	2,625	4,229
7.500% due 07/08/2026		2,400	3,918
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		$1,500	1,496
8.125% due 09/19/2033		2,600	2,849
8.375% due 10/13/2019 (e)		9,230	10,524
Credit Suisse AG
6.500% due 08/08/2023		11,500	12,413
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		6,600	6,892
Crown Castle International Corp.
5.250% due 01/15/2023		15,600	16,559
Denali Borrower LLC
5.625% due 10/15/2020		5,500	5,731
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,010
Doctors Co.
6.500% due 10/15/2023		10,425	11,399
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,383	16,055
General Motors Financial Co., Inc.
3.450% due 04/10/2022		6,000	5,763
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	10,140	7,365
4.375% due 01/24/2017 ^		12,900	9,369
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$1,332	87

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		$1,350	$2,035
HSBC Holdings PLC
5.250% due 09/16/2022 (e)	EUR	200	213
6.375% due 09/17/2024 (e)		$7,600	7,277
6.375% due 03/30/2025 (e)		1,800	1,721
6.500% due 09/15/2037		125	148
7.625% due 05/17/2032		2,300	2,953
ING Groep NV
6.500% due 04/16/2025 (e)		700	668
Intesa Sanpaolo SpA
6.500% due 02/24/2021		19,500	22,506
iStar, Inc.
4.000% due 11/01/2017		4,700	4,535
5.000% due 07/01/2019		9,800	9,353
JPMorgan Chase & Co. (e)
7.900% due 04/30/2018		15,500	16,110
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		3,412	3,084
LBG Capital PLC
15.000% due 12/21/2019	EUR	4,700	7,754
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$12,800	18,144
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	3,218
Navient Corp.
8.000% due 03/25/2020		$17,000	16,320
8.450% due 06/15/2018		5,375	5,540
Novo Banco S.A.
5.000% due 04/23/2019	EUR	2,150	2,274
5.000% due 05/14/2019		5,700	5,975
5.000% due 05/21/2019		2,500	2,647
5.875% due 11/09/2015		1,900	2,118
7.000% due 03/04/2016		500	559
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	685
4.950% due 04/01/2024		1,900	1,925
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		5,400	5,602
7.250% due 12/15/2021		5,000	5,087
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		1,920	1,848
Rabobank Group
8.400% due 06/29/2017 (e)		5,900	6,297
11.000% due 06/30/2019 (e)		22,988	28,350
Rio Oil Finance Trust
6.250% due 07/06/2024		17,600	11,308
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		1,200	1,200
7.648% due 09/30/2031 (e)		1,850	2,312
8.000% due 08/10/2025 (e)		700	707
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		16,050	16,134
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,656
Societe Generale S.A.
8.000% due 09/29/2025 (e)		13,300	13,121
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	200	244
Synchrony Financial
2.700% due 02/03/2020		$600	594
UBS AG
4.750% due 05/22/2023		900	906
7.250% due 02/22/2022		5,200	5,422
7.625% due 08/17/2022		23,500	27,076
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,729

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,610	$4,006
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		$5,600	5,922
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,821

			585,470

INDUSTRIALS 20.2%
ADT Corp.
4.875% due 07/15/2042		6,460	4,683
ALROSA Finance S.A.
7.750% due 11/03/2020		13,400	14,044
Altice Financing S.A.
6.625% due 02/15/2023		1,000	963
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,300	1,375
7.750% due 05/15/2022		$900	821
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	6,117
California Resources Corp.
5.000% due 01/15/2020 (g)		6,600	4,278
5.500% due 09/15/2021		6,200	3,813
6.000% due 11/15/2024 (g)		4,100	2,475
CCO Safari LLC
4.908% due 07/23/2025		4,200	4,188
6.484% due 10/23/2045		1,100	1,112
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	2,600	2,761
6.500% due 12/10/2019		$9,800	9,702
Chesapeake Energy Corp.
3.539% due 04/15/2019		16,900	12,041
CNOOC Finance Ltd.
3.000% due 05/09/2023		3,000	2,817
3.875% due 05/02/2022		300	303
Columbus International, Inc.
7.375% due 03/30/2021		700	727
CONSOL Energy, Inc.
5.875% due 04/15/2022		3,500	2,371
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		815	852
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	81
9.250% due 06/30/2020 ^		14,300	429
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		3,400	2,933
CSC Holdings LLC
8.625% due 02/15/2019		5,300	5,472
CSN Islands Corp.
6.875% due 09/21/2019 (g)		2,030	965
CVS Pass-Through Trust
5.773% due 01/10/2033		352	388
6.943% due 01/10/2030		9,635	11,450
7.507% due 01/10/2032		9,768	12,115
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		37	42
7.750% due 06/17/2021		466	532
Denbury Resources, Inc.
4.625% due 07/15/2023		1,550	845
DISH DBS Corp.
5.125% due 05/01/2020		1,600	1,488
5.875% due 11/15/2024		1,700	1,449
7.875% due 09/01/2019		6,900	7,251
Dollar Tree, Inc.
5.250% due 03/01/2020		500	515
5.750% due 03/01/2023		1,150	1,199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dynegy, Inc.
6.750% due 11/01/2019		$2,200	$2,217
7.375% due 11/01/2022		1,700	1,721
7.625% due 11/01/2024		700	711
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,100	935
Endo Finance LLC
5.375% due 01/15/2023		2,200	2,120
6.000% due 02/01/2025		3,950	3,876
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,200	1,269
8.375% due 08/01/2066		7,175	7,076
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		7,350	7,019
Flextronics International Ltd.
5.000% due 02/15/2023		3,700	3,718
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		500	350
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		1,900	1,539
GTL Trade Finance, Inc.
5.893% due 04/29/2024		8,700	7,199
HCA, Inc.
4.750% due 05/01/2023 (g)		10,300	10,362
7.500% due 02/15/2022		5,700	6,455
HD Supply, Inc.
7.500% due 07/15/2020		1,600	1,672
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	189
5.014% due 12/27/2017		900	850
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$3,500	3,804
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		1,700	1,628
Kinder Morgan, Inc.
3.050% due 12/01/2019		200	197
4.300% due 06/01/2025		300	270
7.750% due 01/15/2032		1,600	1,687
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		4,800	4,632
4.500% due 08/15/2025		12,000	11,430
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		1,200	1,151
MCE Finance Ltd.
5.000% due 02/15/2021		13,900	12,301
Medtronic, Inc.
4.375% due 03/15/2035		1,000	1,013
New Albertson’s, Inc.
6.570% due 02/23/2028		800	681
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		12,300	12,285
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		673	706
Numericable-SFR S.A.S.
4.875% due 05/15/2019		900	873
5.625% due 05/15/2024	EUR	400	444
Numericable-SFR S.A.S.
5.375% due 05/15/2022		400	450
6.000% due 05/15/2022		$2,800	2,706
6.250% due 05/15/2024		14,600	14,125
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	1
8.500% due 06/01/2018 ^		20,900	2
ONEOK Partners LP
5.000% due 09/15/2023		8,250	8,088

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pertamina Persero PT
4.300% due 05/20/2023		$10,000	$9,161
4.875% due 05/03/2022		370	353
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		15,345	4,949
5.500% due 04/12/2037		47,385	14,950
Platform Specialty Products Corp.
6.500% due 02/01/2022		1,900	1,644
Regency Energy Partners LP
4.500% due 11/01/2023		11,400	10,560
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,200	7,717
Reynolds American, Inc.
4.000% due 06/12/2022		700	733
4.450% due 06/12/2025		900	944
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,600	18,832
6.875% due 02/15/2021		1,500	1,551
Rockies Express Pipeline LLC
6.000% due 01/15/2019		4,200	4,147
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		8,600	8,019
5.625% due 04/15/2023		100	90
5.750% due 05/15/2024		14,950	13,380
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	4,819
Sibur Securities Ltd.
3.914% due 01/31/2018		$2,808	2,745
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,200	3,884
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	323
T-Mobile USA, Inc.
6.250% due 04/01/2021		$8,000	7,992
6.375% due 03/01/2025		5,000	4,787
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	1,500	1,810
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,200	5,141
5.000% due 03/01/2019		1,400	1,360
6.000% due 10/01/2020		4,500	4,759
Tesoro Logistics LP
6.125% due 10/15/2021		14,050	13,874
Tullow Oil PLC
6.000% due 11/01/2020		3,110	2,200
6.250% due 04/15/2022		4,700	3,314
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,230	4,959
UPC Holding BV
6.375% due 09/15/2022		800	955
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	81
9.500% due 01/21/2020 ^		1,300	59
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		4,200	4,092
Whiting Petroleum Corp.
5.000% due 03/15/2019		6,300	5,512
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,651
7.375% due 04/23/2021		$14,800	14,652
Zhaikmunai LLP
6.375% due 02/14/2019		6,900	5,520
7.125% due 11/13/2019		19,000	15,390

			469,258

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 7.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$4,650	$4,790
AES Corp.
8.000% due 06/01/2020		6,000	6,810
AT&T, Inc.
3.400% due 05/15/2025		5,500	5,263
Beaver Valley Funding Corp.
9.000% due 06/01/2017		12	13
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		2,027	2,101
CenturyLink, Inc.
5.625% due 04/01/2020		6,600	6,130
FirstEnergy Corp.
7.375% due 11/15/2031		6,490	7,855
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	109
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,205
4.950% due 02/06/2028		300	250
8.146% due 04/11/2018		2,500	2,664
Genesis Energy LP
5.625% due 06/15/2024		6,400	5,536
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	106
Majapahit Holding BV
7.750% due 01/20/2020		6,310	7,036
8.000% due 08/07/2019		6,900	7,616
Midwest Generation LLC
8.560% due 01/02/2016		20	20
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		14,325	12,416
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		11,398	4,132
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		422	477
Petrobras Global Finance BV
2.429% due 01/15/2019		400	277
3.000% due 01/15/2019 (g)		500	363
4.375% due 05/20/2023 (g)		600	393
4.875% due 03/17/2020		8,100	5,953
5.375% due 01/27/2021		18,800	13,765
6.875% due 01/20/2040		150	98
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	3,800	4,542
5.500% due 06/27/2044		$11,100	8,963
6.625% due 06/15/2035		7,000	6,597
6.625% due 06/15/2038		6,600	6,055
Qwest Corp.
7.250% due 09/15/2025		3,250	3,520
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		735	789
5.838% due 09/30/2027		1,370	1,541
6.332% due 09/30/2027		500	580
Sprint Capital Corp.
6.900% due 05/01/2019		1,700	1,500
8.750% due 03/15/2032		300	234
Sprint Corp.
7.125% due 06/15/2024		2,300	1,776
7.875% due 09/15/2023		3,200	2,598
Terraform Global Operating LLC
9.750% due 08/15/2022		6,600	5,297
VimpelCom Holdings BV
5.950% due 02/13/2023		15,600	14,276
7.504% due 03/01/2022 (g)		1,100	1,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Yellowstone Energy LP
5.750% due 12/31/2026	$3,634	$3,721

		164,474

Total Corporate Bonds & Notes (Cost $1,359,313)		1,219,202

MUNICIPAL BONDS & NOTES 3.2%

CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,900	1,696
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	985	934
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,050	921

		3,551

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	819
7.750% due 01/01/2042	2,475	2,481

		3,300

NEW JERSEY 0.9%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.625% due 06/01/2026	1,000	967
5.000% due 06/01/2041	25,085	19,763

		20,730

OHIO 1.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	17,800	14,739
6.000% due 06/01/2042	8,425	7,111
6.500% due 06/01/2047	500	448

		22,298

TEXAS 1.1%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	21,350	21,391
8.250% due 07/01/2024	3,500	3,503

		24,894

Total Municipal Bonds & Notes (Cost $72,963)		74,773

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
0.663% due 10/18/2030	4	4
0.694% due 03/25/2017	3	3
3.500% due 11/01/2045	95,400	99,346
4.456% due 09/25/2040 (a)	1,200	190
5.000% due 11/01/2035	112	124
5.606% due 09/25/2037 (a)	2,282	357
6.500% due 06/25/2028	82	92
6.850% due 12/18/2027	54	62
Freddie Mac
0.707% due 09/15/2030	13	14
1.383% due 10/25/2044 - 02/25/2045	125	130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.583% due 07/25/2044	$187	$192
2.487% due 05/01/2023	7	7
5.500% due 09/15/2017	14	14
6.500% due 07/25/2043	8	10
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	53	54
1.750% due 03/20/2026 - 05/20/2026	32	34
6.112% due 09/16/2042	1,467	1,509
9.250% due 06/20/2021	3	3
New Valley Generation
7.299% due 03/15/2019	355	395
Small Business Administration
4.340% due 03/01/2024	63	66
5.080% due 11/01/2022	154	166
5.130% due 09/01/2023	9	10
6.900% due 12/01/2020	86	92
7.150% due 03/01/2017	20	21
7.190% due 12/01/2019	47	50
7.300% due 05/01/2017	10	10
Vendee Mortgage Trust
6.000% due 12/15/2030	762	803

Total U.S. Government Agencies (Cost $103,407)		103,758

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
2.500% due 02/15/2045	4,600	4,239
2.750% due 08/15/2042 (i)(k)	1,800	1,757
2.875% due 08/15/2045	12,800	12,804
3.000% due 05/15/2042 (i)(k)	4,000	4,107
3.125% due 02/15/2042 (i)(k)	8,400	8,847
3.125% due 02/15/2043 (i)(k))	2,100	2,201
4.250% due 05/15/2039	8,300	10,470
4.375% due 11/15/2039 (i)(k)	4,250	5,457
4.375% due 05/15/2040 (g)	10,150	13,038
4.625% due 02/15/2040 (i)(k)	4,700	6,251
6.125% due 11/15/2027 (k)	5,350	7,598
6.250% due 05/15/2030	7,950	11,819
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (k)	2,400	2,398
U.S. Treasury Notes
2.000% due 02/15/2025 (k)	1,900	1,893
2.000% due 08/15/2025	29,800	29,661

Total U.S. Treasury Obligations (Cost $125,663)		122,540

MORTGAGE-BACKED SECURITIES 11.3%
Adjustable Rate Mortgage Trust
2.527% due 01/25/2035	1,963	2,017
2.860% due 11/25/2035	336	338
4.192% due 01/25/2036 ^	545	485
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^	423	311
0.404% due 10/25/2046	1,017	684
American Home Mortgage Investment Trust
2.284% due 12/25/2035	1,072	743
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,890	1,988
5.935% due 02/10/2051	6,959	7,416
Banc of America Funding Trust
0.694% due 06/26/2035	2,692	2,522
0.694% due 07/26/2036	98	97
2.622% due 03/20/2036	149	138
2.844% due 09/20/2035 ^	209	181

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/25/2036	$529	$556
6.000% due 07/25/2037 ^	638	513
6.000% due 08/25/2037 ^	458	405
Banc of America Mortgage Trust
2.314% due 11/25/2034	78	75
2.630% due 02/25/2036 ^	50	45
2.867% due 11/20/2046 ^	3,605	2,986
5.500% due 12/25/2020	143	146
5.500% due 11/25/2035 ^	154	147
6.000% due 10/25/2036 ^	394	335
BCAP LLC Trust
0.329% due 06/26/2037	106	104
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033	5	5
2.492% due 02/25/2036 ^	1,281	1,078
2.551% due 01/25/2035	41	40
2.595% due 02/25/2033	10	9
2.680% due 03/25/2035	12,040	12,119
2.699% due 08/25/2035	2,193	1,907
2.725% due 01/25/2034	4	4
2.752% due 01/25/2034	17	17
2.754% due 01/25/2035	905	888
Bear Stearns ALT-A Trust
0.534% due 08/25/2036 ^	1,685	1,347
2.545% due 08/25/2036 ^	480	305
2.581% due 05/25/2035	336	330
2.697% due 09/25/2035	1,358	1,159
2.709% due 11/25/2036	4,939	3,592
2.784% due 11/25/2036	338	260
2.947% due 03/25/2036 ^	485	377
4.139% due 11/25/2036 ^	310	237
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,303	1,315
5.500% due 07/25/2037 ^	2,578	2,179
Citigroup Global Markets Mortgage Securities, Inc.
0.694% due 05/25/2032	19	18
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^	400	397
2.617% due 05/25/2035	1,026	1,003
2.623% due 03/25/2034	45	45
2.660% due 05/25/2035	144	143
2.708% due 08/25/2035 ^	175	130
2.730% due 10/25/2035	741	736
2.905% due 09/25/2037 ^	1,116	1,013
3.074% due 09/25/2037 ^	735	618
5.353% due 04/25/2037 ^	753	663
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,801	1,585
Countrywide Alternative Loan Trust
0.314% due 06/25/2036	7,812	6,833
0.374% due 04/25/2046	18,449	16,075
0.411% due 12/20/2046	2,588	1,936
0.426% due 07/20/2046 ^	1,026	775
0.496% due 09/20/2046	449	190
0.526% due 11/20/2035	383	312
1.199% due 12/25/2035	336	280
2.603% due 02/25/2037 ^	2,193	1,966
3.083% due 10/25/2035 ^	149	125
5.500% due 11/25/2035 ^	1,848	1,703
5.500% due 12/25/2035 ^	1,268	1,171
5.500% due 01/25/2036	524	478
5.750% due 02/25/2035	1,110	1,095
5.750% due 03/25/2037 ^	271	243
6.000% due 02/25/2037 ^	4,983	3,936
6.250% due 11/25/2036 ^	2,118	1,999
6.250% due 12/25/2036 ^	965	790
6.250% due 08/25/2037 ^	6,592	5,659

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035		$159	$135
0.494% due 04/25/2046 ^		101	63
2.387% due 07/20/2034		359	358
2.454% due 10/19/2032		4	4
2.536% due 02/25/2034		571	563
2.560% due 04/20/2035		271	271
5.000% due 04/25/2035		133	134
5.500% due 01/25/2035		589	601
5.500% due 09/25/2035 ^		769	759
5.500% due 12/25/2035 ^		807	758
6.000% due 05/25/2036 ^		425	396
6.000% due 01/25/2037 ^		8,743	8,108
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035		224	199
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		389	403
6.147% due 09/15/2039		11,102	11,749
Credit Suisse First Boston Mortgage Securities Corp.
2.236% due 06/25/2033		324	318
6.000% due 01/25/2036 ^		1,687	1,236
Credit Suisse Mortgage Capital Certificates
2.703% due 02/26/2036		1,384	1,339
2.864% due 09/26/2047		1,328	1,313
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		505	292
Deutsche ALT-A Securities, Inc.
0.374% due 06/25/2037 ^		2,051	1,723
2.888% due 10/25/2035		161	131
5.500% due 12/25/2035 ^		370	324
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		320	246
Deutsche Mortgage & Asset Receiving Corp.
1.287% due 07/27/2045		622	619
EMF-NL Prime BV
0.781% due 04/17/2041	EUR	1,700	1,738
First Horizon Asset Securities, Inc.
4.674% due 02/25/2036		$414	392
First Horizon Mortgage Pass-Through Trust
2.585% due 02/25/2035		595	598
5.750% due 02/25/2036 ^		262	239
5.750% due 05/25/2037 ^		1,769	1,514
GMAC Mortgage Corp. Loan Trust
2.865% due 11/19/2035		288	270
3.032% due 04/19/2036 ^		134	121
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045		71	62
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033		520	514
GSR Mortgage Loan Trust
2.303% due 06/25/2034		162	158
2.631% due 11/25/2035 ^		181	152
2.666% due 05/25/2035		699	654
2.677% due 05/25/2034		612	603
2.726% due 09/25/2035		123	125
2.742% due 01/25/2036 ^		248	232
2.805% due 11/25/2035		1,863	1,827
6.000% due 02/25/2036 ^		3,598	2,943
6.000% due 03/25/2037 ^		667	640
6.000% due 05/25/2037 ^		266	249
HarborView Mortgage Loan Trust
0.406% due 09/19/2037		937	755
0.406% due 01/19/2038		1,160	987
4.358% due 06/19/2036 ^		273	189
HomeBanc Mortgage Trust
0.454% due 01/25/2036		787	687
4.990% due 04/25/2037 ^		230	188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
0.434% due 07/25/2035	$94	$82
0.464% due 06/25/2037 ^	296	200
2.589% due 07/25/2037	189	130
2.861% due 08/25/2036	129	92
2.976% due 06/25/2036	649	532
JPMorgan Alternative Loan Trust
0.304% due 09/25/2036 ^	1,184	1,075
0.334% due 03/25/2037	1,407	1,049
JPMorgan Mortgage Trust
2.144% due 07/27/2037	2,315	2,158
2.522% due 07/25/2035	163	161
2.573% due 07/25/2035	137	135
2.618% due 04/25/2035	2,021	2,038
2.741% due 08/25/2035 ^	998	951
5.029% due 04/25/2036 ^	163	150
5.303% due 06/25/2037 ^	3,831	3,488
5.750% due 01/25/2036 ^	531	471
JPMorgan Resecuritization Trust
0.689% due 06/26/2036	290	289
0.689% due 03/26/2037	887	870
LB Mortgage Trust
8.623% due 01/20/2017	7	7
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,696	1,741
5.424% due 02/15/2040	704	732
5.866% due 09/15/2045	523	563
Lehman XS Trust
0.354% due 03/25/2047 ^	1,124	905
0.374% due 07/25/2037 ^	922	685
MASTR Adjustable Rate Mortgages Trust
0.434% due 05/25/2037	197	130
0.534% due 05/25/2047 ^	394	184
0.939% due 01/25/2047 ^	1,222	863
2.617% due 08/25/2034	56	56
2.916% due 11/25/2033	42	42
MASTR Alternative Loan Trust
0.594% due 03/25/2036	625	153
Merrill Lynch Alternative Note Asset Trust
3.002% due 06/25/2037 ^	284	195
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036	2,673	2,469
1.673% due 10/25/2035	1,047	1,021
2.281% due 12/25/2035	1,819	1,677
2.678% due 05/25/2034	473	469
2.714% due 11/25/2035	276	276
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	794
6.073% due 08/12/2049	300	319
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,200	1,253
6.114% due 06/11/2049	2,876	3,049
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036	70	68
2.529% due 07/25/2035 ^	4,136	3,568
3.202% due 11/25/2037	1,781	1,434
6.000% due 10/25/2037 ^	7,309	6,101
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047	246	248
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.574% due 12/25/2035	1,897	1,676
Prime Mortgage Trust
0.694% due 02/25/2035	716	683
RBSGC Structured Trust
5.500% due 11/25/2035 ^	6,098	5,344

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RBSSP Resecuritization Trust
0.694% due 04/26/2037	$577	$547
0.699% due 09/26/2034	614	578
0.699% due 03/26/2036	364	360
Residential Accredit Loans, Inc. Trust
0.294% due 05/25/2037	715	561
0.384% due 07/25/2036	340	275
0.394% due 12/25/2046 ^	463	318
0.424% due 05/25/2037 ^	161	41
3.109% due 03/25/2035 ^	695	608
3.215% due 02/25/2035 ^	212	174
3.560% due 02/25/2036 ^	213	160
6.000% due 06/25/2036 ^	218	181
6.000% due 05/25/2037 ^	177	150
6.500% due 07/25/2036	797	674
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^	1,329	683
6.000% due 02/25/2036	581	463
6.250% due 09/25/2037 ^	2,533	1,798
Residential Funding Mortgage Securities, Inc. Trust
3.161% due 09/25/2035 ^	367	294
3.184% due 02/25/2036 ^	1,020	926
6.000% due 10/25/2036 ^	999	908
Structured Adjustable Rate Mortgage Loan Trust
0.394% due 04/25/2047	1,221	887
2.431% due 01/25/2035	472	451
2.550% due 09/25/2035	5,298	4,741
2.601% due 01/25/2036 ^	2	2
2.769% due 09/25/2036 ^	2,436	1,571
3.877% due 05/25/2036 ^	5,056	4,673
4.917% due 03/25/2036 ^	162	135
Structured Asset Mortgage Investments Trust
0.414% due 05/25/2036	2,042	1,540
0.454% due 05/25/2046 ^	90	33
0.876% due 09/19/2032	46	46
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.345% due 07/25/2032	2	2
2.349% due 06/25/2033	400	393
6.000% due 11/25/2034	569	581
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034	307	308
Wachovia Mortgage Loan Trust LLC
2.741% due 08/20/2035 ^	1,364	1,248
4.000% due 10/20/2035	140	136
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045	1,610	1,519
0.464% due 12/25/2045	1,354	1,271
0.514% due 08/25/2045	1,251	1,171
0.899% due 02/25/2047 ^	998	803
0.949% due 06/25/2047 ^	231	85
0.993% due 12/25/2046	468	430
1.079% due 10/25/2046	1,812	1,457
1.199% due 02/25/2046	642	593
1.199% due 08/25/2046	4,104	3,439
1.399% due 11/25/2042	4	3
1.583% due 08/25/2042	8	7
1.599% due 06/25/2042	7	6
1.893% due 02/27/2034	53	52
2.159% due 07/25/2046	1,241	1,123
2.159% due 10/25/2046	321	298
2.387% due 02/25/2037 ^	752	668
2.398% due 09/25/2036 ^	684	621
2.520% due 09/25/2033	7,175	7,279
3.831% due 12/25/2036 ^	698	638
Washington Mutual Mortgage Pass-Through Certificates Trust
0.434% due 01/25/2047 ^	894	670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.969% due 04/25/2047 ^	$208	$26
1.039% due 05/25/2047 ^	207	15
2.166% due 02/25/2033	3	3
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	263	229
2.609% due 09/25/2033	146	146
2.609% due 07/25/2036 ^	750	710
2.619% due 12/25/2034	244	241
2.639% due 04/25/2035	190	191
2.650% due 04/25/2035	860	873
2.651% due 03/25/2036	2,035	2,021
2.653% due 05/25/2036 ^	561	537
2.685% due 06/25/2035	781	788
2.713% due 04/25/2036 ^	131	124
2.721% due 11/25/2037 ^	1,741	1,546
2.734% due 10/25/2035	748	751
2.739% due 07/25/2036 ^	275	268
5.500% due 03/25/2036	2,887	2,980
5.750% due 05/25/2036 ^	1,088	1,080
6.000% due 04/25/2037 ^	1,302	1,295

Total Mortgage-Backed Securities (Cost $245,869)		262,175

ASSET-BACKED SECURITIES 3.2%
ACE Securities Corp. Home Equity Loan Trust
0.494% due 02/25/2036	700	628
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,075	6,481
Argent Securities Trust
0.464% due 05/25/2036	746	283
Asset-Backed Funding Certificates Trust
0.354% due 01/25/2037	1,014	632
0.414% due 01/25/2037	4,342	2,731
Bear Stearns Asset-Backed Securities Trust
0.304% due 02/25/2037	572	542
0.514% due 08/25/2036	3,029	3,012
0.684% due 09/25/2035	1,000	893
0.994% due 10/27/2032	36	34
1.194% due 10/25/2037	334	314
1.394% due 10/25/2034	300	298
1.444% due 08/25/2037	1,712	1,574
Carrington Mortgage Loan Trust
0.654% due 06/25/2035	1,500	1,455
Citigroup Mortgage Loan Trust, Inc.
0.444% due 08/25/2036	3,000	1,996
Countrywide Asset-Backed Certificates
0.364% due 06/25/2047	1,491	1,415
0.374% due 07/25/2036	546	537
0.374% due 06/25/2047	1,812	1,656
0.444% due 04/25/2036	325	324
0.454% due 11/25/2037	4,227	2,663
0.579% due 11/25/2035	685	661
4.899% due 04/25/2036	1,527	1,380
4.978% due 07/25/2036	1,300	1,177
5.089% due 10/25/2046 ^	2,216	2,089
Countrywide Asset-Backed Certificates Trust
0.344% due 02/25/2037	1,635	1,575
0.354% due 09/25/2046	194	174
0.544% due 04/25/2036	577	569
5.167% due 08/25/2035	1,000	988
Fieldstone Mortgage Investment Trust
0.354% due 11/25/2036	1,574	876
First Franklin Mortgage Loan Trust
0.334% due 09/25/2036	216	205
0.434% due 10/25/2036	1,907	1,410
1.469% due 07/25/2034	882	767

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First NLC Trust
0.334% due 08/25/2037	$238	$134
0.474% due 08/25/2037	158	91
GSAA Home Equity Trust
0.364% due 09/25/2036	1,820	987
0.494% due 03/25/2037	413	254
GSAA Trust
0.494% due 05/25/2047	445	330
GSAMP Trust
0.344% due 08/25/2036	1,323	1,009
Home Equity Asset Trust
0.474% due 08/25/2036	1,000	856
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.434% due 11/25/2036	2,000	1,231
0.634% due 03/25/2036	6,000	4,136
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047	11	11
0.344% due 07/25/2036	1,729	915
Long Beach Mortgage Loan Trust
0.574% due 08/25/2045	856	798
MASTR Specialized Loan Trust
0.944% due 11/25/2035	200	151
Merrill Lynch Mortgage Investors Trust
0.264% due 04/25/2047	1,920	1,082
0.454% due 03/25/2037	2,500	1,580
0.504% due 12/25/2036	3,300	3,083
0.514% due 03/25/2037	1,000	639
Morgan Stanley ABS Capital, Inc. Trust
0.284% due 01/25/2037	812	461
0.294% due 09/25/2036	9	5
0.334% due 10/25/2036	2,911	1,724
0.414% due 10/25/2036	1,764	1,057
1.769% due 09/25/2034	1,748	1,577
Morgan Stanley Home Equity Loan Trust
0.544% due 04/25/2037	269	157
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037	371	201
5.726% due 10/25/2036 ^	328	198
Morgan Stanley Structured Trust
0.274% due 06/25/2037	58	58
New Century Home Equity Loan Trust
0.474% due 10/25/2035	183	183
0.524% due 02/25/2036	1,400	1,311
Option One Mortgage Loan Trust
0.414% due 01/25/2037	632	375
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	965	535
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036	652	629
0.354% due 06/25/2036	764	737
0.644% due 09/25/2035	1,297	1,275
1.289% due 03/25/2035	707	585
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^	232	92
0.484% due 11/25/2035	713	662
0.484% due 12/25/2035	1,147	1,013
SG Mortgage Securities Trust
0.404% due 10/25/2036	2,000	1,054
Soundview Home Loan Trust
0.454% due 02/25/2037	1,696	730
Specialty Underwriting & Residential Finance Trust
0.494% due 12/25/2036	1,360	1,055
Structured Asset Investment Loan Trust
0.344% due 09/25/2036	546	441
0.354% due 05/25/2036	879	728

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
0.564% due 04/25/2036		$100	$87

Total Asset-Backed Securities (Cost $65,786)			73,556

SOVEREIGN ISSUES 10.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	500	590
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	2,684
5.500% due 07/12/2020		$400	364
6.369% due 06/16/2018		1,000	971
6.500% due 06/10/2019		1,000	964
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	66,300	13,553
10.000% due 01/01/2025		2,320	429
Colombia Government International Bond
8.125% due 05/21/2024		$6,400	7,850
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,425
7.000% due 04/04/2044		1,600	1,424
7.158% due 03/12/2045		900	793
9.995% due 08/01/2020		500	605
Dominican Republic International Bond
6.850% due 01/27/2045		3,000	2,903
7.450% due 04/30/2044		1,700	1,747
El Salvador Government International Bond
7.625% due 02/01/2041		4,100	3,644
7.650% due 06/15/2035		1,000	896
Hungary Government International Bond
5.750% due 11/22/2023		1,600	1,784
Indonesia Government International Bond
3.375% due 07/30/2025	EUR	7,200	7,442
5.125% due 01/15/2045		$12,730	11,216
5.875% due 03/13/2020		11,100	12,126
6.750% due 01/15/2044		2,800	2,978
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	3,200	3,821
Kommunalbanken A/S
2.375% due 01/19/2016		$1,700	1,709
Mexico Government International Bond
4.750% due 06/14/2018	MXN	732,000	43,515
4.750% due 03/08/2044		$26,000	23,790
Morocco Government International Bond
4.250% due 12/11/2022		12,100	12,266
4.500% due 10/05/2020	EUR	2,200	2,668
Panama Government International Bond
6.700% due 01/26/2036		$8,600	10,277
8.875% due 09/30/2027		2,700	3,726

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Peru Government International Bond
8.750% due 11/21/2033		$9,400	$13,277
Poland Government International Bond
6.375% due 07/15/2019		250	290
Qatar Government International Bond
6.400% due 01/20/2040		2,900	3,816
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	600	441
3.000% due 02/24/2029		100	72
3.000% due 02/24/2030		2,055	1,459
3.000% due 02/24/2031		100	70
3.000% due 02/24/2032		100	69
3.000% due 02/24/2036		4,700	3,058
3.000% due 02/24/2037		3,900	2,522
3.000% due 02/24/2038		1,000	641
3.000% due 02/24/2039		1,100	703
3.000% due 02/24/2040		1,100	703
3.000% due 02/24/2041		300	192
3.000% due 02/24/2042		250	160
3.800% due 08/08/2017	JPY	389,000	2,740
4.500% due 07/03/2017		380,000	2,677
Romania Government International Bond
2.875% due 10/28/2024	EUR	4,000	4,558
3.625% due 04/24/2024		3,400	4,095
Spain Government International Bond
2.750% due 10/31/2024		500	603
3.800% due 04/30/2024		1,900	2,469
Uruguay Government International Bond
5.100% due 06/18/2050		$7,700	6,776
7.625% due 03/21/2036		1,100	1,365
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	891
8.250% due 10/13/2024		18,500	6,290
9.250% due 05/07/2028		1,800	617
9.375% due 01/13/2034		13,650	4,812
Vietnam Government International Bond
4.000% due 03/12/2028		5,580	5,458

Total Sovereign Issues (Cost $301,767)			252,984

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		157,773	0

Total Common Stocks (Cost $845)			0

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
CoBank ACB
6.200% due 01/01/2025 (e)	8,500	$859
VEREIT, Inc.
6.700% due 01/03/2019 (e)	1,200	29

Total Preferred Securities (Cost $876)		888

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
0.127% due 12/31/2015 - 02/18/2016 (c)(i)(k)	$8,726	8,726

Total Short-Term Instruments (Cost $8,722)		8,726

Total Investments in Securities (Cost $2,423,118)		2,255,954

	SHARES
INVESTMENTS IN AFFILIATES 7.0%

SHORT-TERM INSTRUMENTS 7.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	16,377,569	162,384

Total Short-Term Instruments (Cost $162,414)		162,384

Total Investments in Affiliates (Cost $162,414)		162,384

Total Investments 104.2% (Cost $2,585,532)		$2,418,338

Financial Derivative Instruments (h)(j) (0.8%) (Cost or Premiums, net $(10,963))		(18,052)

Other Assets and Liabilities, net (3.4%)		(80,198)

Net Assets 100.0%		$2,320,088

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$ 3,357	$3,084	0.13%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	6,345	6,492	0.28%

				$ 9,702	$9,576	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	07/20/2015	TBD	(1)	$(5,486)	$(5,482)
BRC	(2.000%)	06/12/2015	TBD	(1)	(1,482)	(1,473)
CFR	(2.000%)	06/19/2015	TBD	(1)	(464)	(461)
DBL	(0.350%)	07/09/2015	TBD	(1)	(3,360)	(3,357)
JML	0.500%	09/28/2015	TBD	(1)	(861)	(861)

Total Reverse Repurchase Agreements						$(11,634)

(1)	Open maturity reverse repurchase agreement.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $75,873 at a weighted average interest rate of (0.154%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2045	$ 16,100	$(15,531)	$(15,777)

Total Short Sales				$(15,531)	$(15,777)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $11,987 and cash of $12 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BCY	$0	$(5,482)	$0	$(5,482)	$5,814	$332
BRC	0	(1,473)	0	(1,473)	1,516	43
CFR	0	(461)	0	(461)	238	(223)
DBL	0	(3,357)	0	(3,357)	2,427	(930)
DEU	0	0	0	0	999	999
JML	0	(861)	0	(861)	1,006	145

Total Borrowings and Other Financing Transactions	$0	$(11,634)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(11,634)	$(11,634)

Total Borrowings	$0	$0	$0	$(11,634)	$(11,634)

Gross amount of recognized liabilities for reverse repurchase agreements					$(11,634)

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	2,422	$(3,631)	$91	$0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	55	153	31	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	50	(127)	0	(9)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	2,153	2,886	0	(168)

Total Futures Contracts				$(719)	$122	$(177)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$94,644	$2,763	$(3,327)	$340	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	3,300	1	7	7	(1)
CDX.IG-24 5-Year Index	1.000%	06/20/2020	34,200	182	(456)	1	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	4,900	17	(1)	0	(1)

				$2,963	$(3,777)	$348	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016	$	784,100	$(5,102)	$(2,199)	$121	$0
Pay	3-Month USD-LIBOR	1.750%	12/16/2018		180,900	3,503	2,709	0	(76)
Receive	3-Month USD-LIBOR	2.250%	08/14/2025		17,300	(421)	(333)	16	0
Pay	3-Month USD-LIBOR	2.750%	12/16/2045		12,900	516	1,229	0	(40)
Pay	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	43,800	(254)	235	103	0
Pay	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	30,000	413	852	190	0
Pay	28-Day MXN-TIIE	6.000%	06/07/2022	MXN	663,000	351	384	228	0

						$(994)	$2,877	$658	$(116)

Total Swap Agreements						$1,969	$(900)	$1,006	$(118)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $11,584 and cash of $7,432 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$122	$1,006	$1,128	$0	$(177)	$(118)	$(295)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		KRW	4,770,050	$		4,024	$2	$0
	10/2015		TWD	132,023			4,066	71	0
	10/2015	$		10,908		IDR	158,493,240	0	(142)

BOA	10/2015		BRL	23,347	$		5,815	0	(74)
	10/2015		SGD	5,786			4,100	35	0
	10/2015		THB	279,651			7,745	65	(20)
	10/2015	$		5,877		BRL	23,347	12	0
	10/2015			31,437		GBP	20,678	0	(156)
	11/2015		GBP	20,678	$		31,432	156	0

BPS	10/2015		BRL	23,347			5,877	0	(13)
	10/2015		SGD	5,839			4,146	44	0
	10/2015	$		5,799		BRL	23,347	90	0
	11/2015		BRL	23,347	$		5,735	0	(89)
	12/2015		MXN	215,424			12,506	0	(160)

CBK	10/2015		TWD	60,677			1,850	13	0
	10/2015	$		1,116		GBP	726	0	(17)
	10/2015			11,773		SGD	16,871	80	0
	12/2015		MXN	776,118	$		46,009	376	0
	12/2015		SGD	16,871			11,739	0	(89)

DUB	10/2015		BRL	66,990			16,862	0	(36)
	10/2015		SGD	5,224			3,661	0	(9)
	10/2015		THB	151,132			4,198	37	0
	10/2015		TWD	70,132			2,135	13	0
	10/2015	$		16,723		BRL	66,990	175	0
	11/2015		BRL	66,990	$		16,553	0	(159)

FBF	10/2015		SGD	22			16	0	0

GLM	10/2015		EUR	187,521			211,619	2,083	0
	10/2015		KRW	4,677,006			3,894	0	(49)
	10/2015	$		28,080		EUR	24,903	7	(261)

HUS	10/2015		JPY	6,924,774	$		57,966	243	0
	10/2015		KRW	4,663,984			3,899	0	(33)
	10/2015		MYR	12,493			2,943	98	0
	10/2015	$		7,279		MYR	31,329	0	(145)

JPM	10/2015		BRL	66,990	$		18,608	1,710	0
	10/2015		EUR	1,539			1,717	0	(2)
	10/2015		IDR	155,398,090			10,651	95	0
	10/2015		MYR	16,686			3,861	61	0
	10/2015	$		16,862		BRL	66,990	36	0
	10/2015			5,332		EUR	4,752	3	(25)
	10/2015			834		PLN	3,132	0	(10)

MSB	10/2015		MYR	24,839	$		5,659	3	0
	10/2015		TWD	128,267			3,875	0	(6)
	10/2015	$		180,252		EUR	161,064	0	(279)
	10/2015			57,658		JPY	6,924,774	65	0
	11/2015		EUR	161,064	$		180,335	276	0
	11/2015		JPY	6,924,774			57,682	0	(64)

SCX	10/2015		EUR	1,659			1,896	42	0
	10/2015		GBP	20,956			32,539	838	0
	10/2015		MYR	73,130			18,097	1,444	0
	10/2015	$		11,153		MYR	47,958	0	(232)
	11/2015		AUD	16,994	$		11,774	0	(128)
	11/2015		CNY	156,331			24,133	0	(339)
	11/2015	$		28,661		JPY	3,443,700	59	0
	11/2015			664		TRY	2,000	0	(14)

UAG	10/2015		GBP	448	$		690	12	0
	10/2015		MYR	3,846			909	33	0

Total Forward Foreign Currency Contracts								$8,277	$(2,551)

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.570	08/18/2016	$24,244	$514	$512

Total Purchased Options						$514	$512

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	18,200	$(33)	$(33)

BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.850%	10/21/2015		51,400	(98)	(164)

JPM	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	10/21/2015		58,000	(74)	(56)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000%	12/16/2015		82,200	(181)	(353)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		184,800	(376)	(661)

							$(762)	$(1,267)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.940	08/18/2016	$24,244	$(295)	$(300)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap (Effective 03/23/2021)	3-Month USD-LIBOR	Receive	2.550%	03/21/2016	$	21,700	$(89)	$(166)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.020%	12/21/2015		52,000	(302)	(588)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	12/21/2015		52,000	(287)	(112)

MYC	Call - OTC 5-Year Interest Rate Swap (Effective 03/23/2021)	3-Month USD-LIBOR	Receive	2.550%	03/21/2016		266,200	(1,131)	(2,031)

								$(1,809)	$(2,897)

Total Written Options								$(2,866)	$(4,464)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	1,490	$229,600	AUD	0	EUR	14	GBP	0	$(11,834)
Sales	0	1,125,431		34,068		380,216		17,586	(6,220)
Closing Buys	(1,490)	0		0		(210,814)		0	10,686
Expirations	0	(386,944)		(34,068)		(169,416)		0	3,274
Exercised	0	(157,343)		0		0		(17,586)	1,228

Balance at End of Period	0	$810,744	AUD	0	EUR	0	GBP	0	$(2,866)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	1.821%	$ 5,000	$0	$103	$103	$0
	Con-way, Inc.	(1.834%	)	03/20/2018	2.514%	5,000	0	79	79	0

GST	L Brands, Inc.	(2.410%	)	09/20/2017	0.477%	2,000	0	(78)	0	(78)

UAG	CSX Corp.	(0.880%	)	06/20/2017	0.107%	5,000	0	(68)	0	(68)

							$0	$36	$182	$(146)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.441%	$	3,100	$16	$2	$18	$0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.763%		4,000	716	(173)	543	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		25,550	(95)	(179)	0	(274)
	NRG Energy, Inc.	5.000%	06/20/2016	0.807%		1,500	28	20	48	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.063%		2,000	(12)	92	80	0

BPS	Brazil Government International Bond	1.000%	03/20/2018	4.330%		3,700	(45)	(241)	0	(286)
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		100	(17)	(5)	0	(22)
	Jaguar Land Rover PLC	5.000%	03/20/2018	2.383%	EUR	7,700	859	(305)	554	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.063%	$	2,300	(23)	115	92	0
	South Africa Government International Bond	1.000%	06/20/2017	1.912%		1,600	(45)	21	0	(24)
	Turkey Government International Bond	1.000%	12/20/2019	2.877%		38,945	(1,751)	(1,098)	0	(2,849)

BRC	Ally Financial, Inc.	5.000%	03/20/2020	2.039%		5,340	906	(244)	662	0
	Brazil Government International Bond	1.000%	03/20/2023	5.057%		2,800	(151)	(502)	0	(653)
	China Government International Bond	1.000%	09/20/2016	0.441%		5,000	26	3	29	0
	Colombia Government International Bond	1.000%	06/20/2020	2.373%		8,100	(230)	(256)	0	(486)
	Community Health Systems, Inc.	5.000%	06/20/2019	2.738%		300	21	3	24	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.763%		3,600	656	(167)	489	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	1.093%		1,500	282	(41)	241	0
	Indonesia Government International Bond	1.000%	06/20/2022	3.032%		21,700	(2,593)	63	0	(2,530)
	Jaguar Land Rover PLC	5.000%	03/20/2018	2.383%	EUR	1,000	105	(33)	72	0
	Philippines Government International Bond	1.000%	06/20/2021	1.459%	$	600	(17)	2	0	(15)
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.149%		800	55	42	97	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.160%		400	24	29	53	0
	South Africa Government International Bond	1.000%	06/20/2017	1.912%		3,360	(123)	72	0	(51)
	South Africa Government International Bond	1.000%	09/20/2017	1.998%		360	(13)	6	0	(7)

CBK	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		11,100	(1,971)	(461)	0	(2,432)
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		14,075	(49)	(102)	0	(151)
	South Africa Government International Bond	1.000%	06/20/2017	1.912%		1,300	(35)	15	0	(20)
	South Africa Government International Bond	1.000%	09/20/2017	1.998%		1,050	(18)	(2)	0	(20)
	Turkey Government International Bond	1.000%	03/20/2020	2.941%		16,600	(769)	(551)	0	(1,320)
	United Kingdom Gilt	1.000%	06/20/2016	0.016%		5,800	72	(29)	43	0

DUB	Export-Import Bank of China	1.000%	09/20/2017	0.724%		500	(19)	22	3	0
	France Government International Bond	0.250%	03/20/2016	0.045%		7,200	(256)	263	7	0
	Gazprom S.A.	1.490%	09/20/2017	3.955%		5,000	0	(231)	0	(231)
	Indonesia Government International Bond	1.000%	12/20/2018	1.771%		12,286	(488)	198	0	(290)
	NRG Energy, Inc.	5.000%	06/20/2016	0.807%		600	9	10	19	0
	South Africa Government International Bond	1.000%	06/20/2017	1.912%		1,320	(46)	26	0	(20)

FBF	Citigroup, Inc.	1.000%	03/20/2018	0.538%		9,600	(37)	149	112	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		700	(144)	(9)	0	(153)
	NRG Energy, Inc.	5.000%	06/20/2016	0.807%		2,400	39	38	77	0
	South Africa Government International Bond	1.000%	12/20/2020	2.899%		2,150	(83)	(109)	0	(192)
	Univision Communications, Inc.	5.000%	09/20/2019	1.426%		1,000	(110)	248	138	0

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	AES Corp.	5.000%	12/20/2018	2.134%	$	8,300	$1,036	$(286)	$750	$0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.747%		4,100	(133)	152	19	0
	Bank of America Corp.	1.000%	03/20/2018	0.502%		40,000	(421)	921	500	0
	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		300	(30)	(16)	0	(46)
	Chesapeake Energy Corp.	5.000%	06/20/2019	12.216%		100	(6)	(13)	0	(19)
	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		500	(72)	(47)	0	(119)
	Colombia Government International Bond	1.000%	03/20/2020	2.313%		12,500	(433)	(250)	0	(683)
	Colombia Government International Bond	1.000%	06/20/2020	2.373%		10,000	(284)	(315)	0	(599)
	Community Health Systems, Inc.	5.000%	06/20/2019	2.738%		1,600	131	(1)	130	0
	France Government International Bond	0.250%	03/20/2016	0.045%		6,800	(227)	234	7	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		1,700	(355)	(18)	0	(373)
	Greece Government International Bond	1.000%	12/20/2015	36.531%	EUR	1,250	(64)	(110)	0	(174)
	Greece Government International Bond	1.000%	12/20/2015	37.167%	$	1,550	(92)	(107)	0	(199)
	NRG Energy, Inc.	5.000%	06/20/2016	0.807%		9,000	186	101	287	0
	NRG Energy, Inc.	5.000%	09/20/2017	1.986%		4,200	(199)	450	251	0
	South Africa Government International Bond	1.000%	09/20/2017	1.998%		675	(19)	6	0	(13)
	South Africa Government International Bond	1.000%	03/20/2020	2.723%		15,000	(922)	(143)	0	(1,065)
	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%		24,000	404	(3,722)	0	(3,318)
	Univision Communications, Inc.	5.000%	09/20/2019	1.426%		4,150	(457)	1,028	571	0

HUS	Brazil Government International Bond	1.000%	03/20/2023	5.057%		50	(3)	(9)	0	(12)
	Colombia Government International Bond	1.000%	03/20/2016	1.103%		1,700	9	(9)	0	0
	Colombia Government International Bond	1.000%	03/20/2020	2.313%		12,800	(407)	(292)	0	(699)
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%		900	(7)	10	3	0
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		1,000	(2)	6	4	0
	South Africa Government International Bond	1.000%	06/20/2017	1.912%		13,085	(437)	238	0	(199)
	South Africa Government International Bond	1.000%	09/20/2017	1.998%		2,131	(40)	(1)	0	(41)
	South Africa Government International Bond	1.000%	03/20/2023	3.269%		750	(78)	(29)	0	(107)
	Turkey Government International Bond	1.000%	12/20/2019	2.877%		30,200	(1,352)	(857)	0	(2,209)

JPM	Colombia Government International Bond	1.000%	03/20/2020	2.313%		12,200	(396)	(270)	0	(666)
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		800	(131)	(44)	0	(175)
	Philippines Government International Bond	1.000%	09/20/2017	0.599%		1,160	(23)	32	9	0
	Philippines Government International Bond	1.000%	06/20/2021	1.459%		36,000	(866)	(7)	0	(873)
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		1,000	(2)	6	4	0

MYC	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		100	(8)	(7)	0	(15)
	Chesapeake Energy Corp.	5.000%	03/20/2019	12.062%		200	(14)	(22)	0	(36)
	China Government International Bond	1.000%	09/20/2016	0.441%		8,300	41	7	48	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.292%		1,000	(7)	12	5	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.763%		6,500	1,170	(288)	882	0
	France Government International Bond	0.250%	09/20/2016	0.048%		4,300	(203)	212	9	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		200	(32)	(12)	0	(44)
	NRG Energy, Inc.	5.000%	09/20/2016	1.063%		4,800	(29)	220	191	0
	Philippines Government International Bond	2.440%	09/20/2017	0.599%		300	0	11	11	0
	South Africa Government International Bond	1.000%	12/20/2020	2.899%		4,500	(147)	(256)	0	(403)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
UAG	NRG Energy, Inc.	5.000%	06/20/2016	0.807%	$	1,000	$19	$13	$32	$0
	Philippines Government International Bond	1.000%	09/20/2017	0.599%		709	(20)	26	6	0
	South Africa Government International Bond	1.000%	06/20/2017	1.912%		1,305	(39)	19	0	(20)
	Sprint Communications, Inc.	1.000%	06/20/2019	7.870%		3,400	(615)	(92)	0	(707)

							$(10,902)	$(6,818)	$7,120	$(24,840)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$6,674	$833	$(879)	$0	$(46)

CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	9,600	22	(28)	0	(6)

HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	761	64	(66)	0	(2)

JPM	CDX.EM-17 5-Year Index	5.000%	06/20/2017	10,340	1,153	(1,267)	0	(114)

MYC	MCDX-24 5-Year Index	1.000%	06/20/2020	3,100	10	(12)	0	(2)

UAG	CDX.EM-18 5-Year Index	5.000%	12/20/2017	2,947	413	(428)	0	(15)

					$2,495	$(2,680)	$0	$(185)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	38,800	$(19)	$(1,182)	$0	$(1,201)

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		49,400	(185)	(1,404)	0	(1,589)

							$(204)	$(2,586)	$0	$(2,790)

Total Swap Agreements							$(8,611)	$(12,048)	$7,302	$(27,961)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $18,771 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$73	$0	$0	$73	$(142)	$0	$0	$(142)	$(69)	$0	$(69)
BOA	268	0	871	1,139	(250)	(33)	(274)	(557)	582	(740)	(158)
BPS	134	512	646	1,292	(262)	(300)	(3,181)	(3,743)	(2,451)	2,297	(154)
BRC	0	0	1,667	1,667	0	(164)	(3,788)	(3,952)	(2,285)	2,444	159
CBK	469	0	43	512	(106)	(166)	(3,949)	(4,221)	(3,709)	1,641	(2,068)

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
DUB	$225	$0	$29	$254	$(204)	$(700)	$(541)	$(1,445)	$(1,191)	$640	$(551)
FBF	0	0	327	327	0	0	(345)	(345)	(18)	0	(18)
GLM	2,090	0	0	2,090	(310)	0	(1,201)	(1,511)	579	0	579
GST	0	0	2,515	2,515	0	0	(6,686)	(6,686)	(4,171)	3,391	(780)
HUS	341	0	7	348	(178)	0	(3,269)	(3,447)	(3,099)	3,285	186
JPM	1,905	0	13	1,918	(37)	(1,070)	(1,828)	(2,935)	(1,017)	504	(513)
MSB	344	0	0	344	(349)	0	0	(349)	(5)	0	(5)
MYC	0	0	1,146	1,146	0	(2,031)	(500)	(2,531)	(1,385)	1,520	135
RBC	0	0	0	0	0	0	0	0	0	804	804
SCX	2,383	0	0	2,383	(713)	0	0	(713)	1,670	(3,419)	(1,749)
UAG	45	0	38	83	0	0	(2,399)	(2,399)	(2,316)	1,896	(420)

Total Over the Counter	$8,277	$512	$7,302	$16,091	$(2,551)	$(4,464)	$(27,961)	$(34,976)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$122	$122
Swap Agreements	0	348	0	0	658	1,006

	$0	$348	$0	$0	$780	$1,128

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,277	$0	$8,277
Purchased Options	0	0	0	512	0	512
Swap Agreements	0	7,302	0	0	0	7,302

	$0	$7,302	$0	$8,789	$0	$16,091

	$0	$7,650	$0	$8,789	$780	$17,219

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$177	$177
Swap Agreements	0	2	0	0	116	118

	$0	$2	$0	$0	$293	$295

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,551	$0	$2,551
Written Options	0	1,267	0	300	2,897	4,464
Swap Agreements	0	25,171	0	0	2,790	27,961

	$0	$26,438	$0	$2,851	$5,687	$34,976

	$0	$26,440	$0	$2,851	$5,980	$35,271

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO Diversified Income Fund (Cont.)

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$2,297	$0	$0	$2,297
Written Options	0	0	1,345	0	0	1,345
Futures	0	0	0	0	151	151
Swap Agreements	0	770	0	0	(11,030)	(10,260)

	$0	$770	$3,642	$0	$(10,879)	$(6,467)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,160	$0	$15,160
Purchased Options	0	0	3,194	0	0	3,194
Written Options	0	621	2,058	1,200	1,723	5,602
Swap Agreements	0	12,237	0	0	0	12,237

	$0	$12,858	$5,252	$16,360	$1,723	$36,193

	$0	$13,628	$8,894	$16,360	$(9,156)	$29,726

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,917)	$0	$0	$(1,917)
Written Options	0	0	(1,178)	0	0	(1,178)
Futures	0	0	0	0	(904)	(904)
Swap Agreements	0	(3,768)	0	0	6,200	2,432

	$0	$(3,768)	$(3,095)	$0	$5,296	$(1,567)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(24,783)	$0	$(24,783)
Purchased Options	0	0	(2,732)	(2)	0	(2,734)
Written Options	0	(550)	(2,101)	(6)	(1,207)	(3,864)
Swap Agreements	0	(23,716)	0	0	(138)	(23,854)

	$0	$(24,266)	$(4,833)	$(24,791)	$(1,345)	$(55,235)

	$0	$(28,034)	$(7,928)	$(24,791)	$3,951	$(56,802)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$129,364	$7,988	$137,352
Corporate Bonds & Notes
Banking & Finance	244	549,760	35,466	585,470
Industrials	0	469,258	0	469,258
Utilities	0	160,733	3,741	164,474
Municipal Bonds & Notes
California	0	3,551	0	3,551
Illinois	0	3,300	0	3,300
New Jersey	0	20,730	0	20,730
Ohio	0	22,298	0	22,298
Texas	0	24,894	0	24,894
U.S. Government Agencies	0	103,758	0	103,758
U.S. Treasury Obligations	0	122,540	0	122,540
Mortgage-Backed Securities	0	262,175	0	262,175
Asset-Backed Securities	0	67,075	6,481	73,556
Sovereign Issues	0	247,526	5,458	252,984
Preferred Securities
Banking & Finance	0	888	0	888
Short-Term Instruments
U.S. Treasury Bills	0	8,726	0	8,726
	$244	$2,196,576	$59,134	$2,255,954

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$162,384	$0	$0	$162,384

Total Investments	$162,628	$2,196,576	$59,134	$2,418,338

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,777)	$0	$(15,777)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	122	1,006	0	1,128
Over the counter	0	16,091	0	16,091
	$122	$17,097	$0	$17,219

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(177)	(118)	0	(295)
Over the counter	0	(34,976)	0	(34,976)
	$(177)	$(35,094)	$0	$(35,271)

Totals	$162,573	$2,162,802	$59,134	$2,384,509

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$7,625	$0	$(236)	$(202)	$(2)	$803	$0	$0	$7,988	$805
Corporate Bonds & Notes
Banking & Finance	39,072	804	(65)	(15)	1	(4,331)	0	0	35,466	(4,333)
Industrials	2,296	0	(129)	(3)	(4)	(28)	0	(2,132)	0	0
Utilities	6,252	0	(250)	(1)	(6)	(154)	0	(2,100)	3,741	(80)
U.S. Government Agencies	395	0	0	(2)	0	2	0	(395)	0	0
Asset-Backed Securities	6,897	0	(376)	14	15	(69)	0	0	6,481	(28)
Sovereign Issues	0	0	0	0	0	0	5,458	0	5,458	0

	$62,537	$804	$(1,056)	$(209)	$4	$(3,777)	$5,458	$(4,627)	$59,134	$(3,636)

Financial Derivative Instruments - Assets
Over the counter	$4,092	$0	$(2,317)	$0	$(802)	$(973)	$0	$0	$0	$0

Totals	$66,629	$804	$(3,373)	$(209)	$(798)	$(4,750)	$5,458	$(4,627)	$59,134	$(3,636)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,496	Other Valuation Techniques (3)	—	—
	6,492	Proxy Pricing	Base Price	101.25
Corporate Bonds & Notes
Banking & Finance	35,466	Proxy Pricing	Base Price	100.00-103.38
Utilities	3,741	Proxy Pricing	Base Price	100.00-101.34
Asset-Backed Securities	6,481	Proxy Pricing	Base Price	106.00
Sovereign Issues	5,458	Proxy Pricing	Base Price	97.00

Total	$59,134

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO Floating Income Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

BANK LOAN OBLIGATIONS 7.6%
Albertson’s Holdings LLC
5.000% due 08/25/2019		$1,268	$1,269
5.375% due 03/21/2019		2,236	2,240
Amaya Holdings BV
5.000% due 08/01/2021		5,940	5,890
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		863	863
Charter Communications Operating LLC
3.000% due 07/01/2020		792	784
3.000% due 01/04/2021		99	98
3.500% due 01/24/2023		900	896
Crown Castle Operating Co.
3.000% due 01/31/2021		693	692
CSC Holdings, Inc.
2.694% due 04/17/2020		424	422
Dell International LLC
4.000% due 04/29/2020		2,487	2,483
Delos Finance SARL
3.500% due 03/06/2021		629	629
Endo Luxembourg Finance Co. SARL
3.050% due 09/26/2022		800	799
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		7,154	7,142
Gardner Denver, Inc.
4.250% due 07/30/2020		2,116	2,009
Gates Global, Inc.
4.250% due 07/05/2021		1,188	1,130
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		3,042	3,043
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		6,233	6,091
Las Vegas Sands LLC
3.250% due 12/19/2020		892	888
Numericable U.S. LLC
4.500% due 05/21/2020		1,489	1,481
OGX
TBD% - 13.000% due 04/10/2049		751	877
Rise Ltd.
4.750% due 01/31/2021 (e)		4,055	4,174
Seadrill Partners Finco LLC
4.000% due 02/21/2021		1,083	665
Seat Pagine Gialle Italia SpA
5.488% due 06/28/2016 ^	EUR	182	33
Station Casinos LLC
4.250% due 03/02/2020		$4,309	4,307
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		299	296

Total Bank Loan Obligations (Cost $49,629)			49,201

CORPORATE BONDS & NOTES 52.9%

BANKING & FINANCE 27.3%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	398
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021		500	511
Ally Financial, Inc.
3.250% due 02/13/2018		2,600	2,564
4.125% due 03/30/2020		200	198
Banco do Brasil S.A.
3.875% due 10/10/2022		800	621
9.000% due 06/18/2024 (d)		1,100	651

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	2,600	$3,123
Bank of America Corp.
6.100% due 03/17/2025 (d)		$2,600	2,532
6.250% due 09/05/2024 (d)		3,300	3,230
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	100	155
Banque PSA Finance S.A.
5.750% due 04/04/2021		$4,400	4,670
Barclays Bank PLC
7.750% due 04/10/2023		400	429
14.000% due 06/15/2019 (d)	GBP	6,100	11,892
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	2,000	2,367
BBVA Bancomer S.A.
6.500% due 03/10/2021		$5,400	5,790
7.250% due 04/22/2020		400	436
Blackstone CQP Holdco LP
9.296% due 03/19/2019		17,026	15,566
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		900	907
BPCE S.A.
4.500% due 03/15/2025		800	772
12.500% due 09/30/2019 (d)	EUR	126	191
Cantor Fitzgerald LP
7.875% due 10/15/2019		$500	550
CIT Group, Inc.
6.625% due 04/01/2018		8,100	8,586
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	800	1,289
7.500% due 07/08/2026		1,000	1,632
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		$2,000	1,995
8.125% due 10/26/2019 (d)	GBP	200	338
8.125% due 09/19/2033		$3,100	3,396
Credit Suisse AG
5.750% due 09/18/2025	EUR	700	868
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		$5,000	4,703
7.500% due 12/11/2023 (d)		200	209
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,246
Denali Borrower LLC
5.625% due 10/15/2020		900	938
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		252	263
General Motors Financial Co., Inc.
3.450% due 04/10/2022		800	768
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	4,500	3,268
4.375% due 01/24/2017 ^		4,200	3,051
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$2,920	190
HSBC Finance Corp.
6.676% due 01/15/2021		1,800	2,109
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		3,400	3,256
HUB International Ltd.
7.875% due 10/01/2021		400	383
iStar, Inc.
5.000% due 07/01/2019		4,200	4,008
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	969
KBC Bank NV
8.000% due 01/25/2023		600	657

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (e)		$1,463	$1,322
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	160
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$800	778
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,500	2,126
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	4,100	6,280
Morgan Stanley
4.000% due 07/23/2025		$700	717
Navient Corp.
8.000% due 03/25/2020		7,600	7,296
Novo Banco S.A.
5.000% due 04/23/2019	EUR	906	958
5.000% due 05/14/2019		2,300	2,411
5.000% due 05/21/2019		1,200	1,271
5.875% due 11/09/2015		500	557
7.000% due 03/04/2016		300	335
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$400	392
4.950% due 04/01/2024		800	810
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		1,600	1,660
7.250% due 12/15/2021		1,600	1,628
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)		968	932
Rabobank Group
8.400% due 06/29/2017 (d)		11,422	12,191
11.000% due 06/30/2019 (d)		1,300	1,603
Rio Oil Finance Trust
6.250% due 07/06/2024		5,200	3,341
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		6,750	7,898
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	1,910
Societe Generale S.A.
8.000% due 09/29/2025 (d)		3,800	3,749
Synchrony Financial
2.700% due 02/03/2020		200	198
UBS AG
4.750% due 02/12/2026	EUR	1,300	1,530
7.250% due 02/22/2022		$1,200	1,251
7.625% due 08/17/2022		5,400	6,222
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	900	1,381
WEA Finance LLC
2.700% due 09/17/2019		$200	199
3.750% due 09/17/2024		400	395

			176,176

INDUSTRIALS 17.4%
ADT Corp.
4.875% due 07/15/2042		1,900	1,377
Afren PLC
10.250% due 04/08/2019 ^		2,900	87
ALROSA Finance S.A.
7.750% due 11/03/2020		3,700	3,878
Altice Financing S.A.
6.625% due 02/15/2023		200	193
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	500	529
7.750% due 05/15/2022		$1,300	1,186
California Resources Corp.
5.000% due 01/15/2020 (g)		2,700	1,750

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/15/2021 (g)		$2,500	$1,537
CCO Safari LLC
6.384% due 10/23/2035		400	406
6.484% due 10/23/2045		300	303
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	200	203
4.750% due 01/11/2022		1,100	1,168
6.500% due 12/10/2019		$2,200	2,178
Chesapeake Energy Corp.
3.539% due 04/15/2019		5,200	3,705
Columbus International, Inc.
7.375% due 03/30/2021		2,800	2,908
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,500	1,016
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		527	551
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	36
9.250% due 06/30/2020 ^		2,300	69
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		1,000	863
CSN Islands Corp.
6.875% due 09/21/2019 (g)		900	428
CVS Pass-Through Trust
7.507% due 01/10/2032		94	116
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		556	633
7.750% due 06/17/2021		104	118
Denbury Resources, Inc.
4.625% due 07/15/2023		450	245
DISH DBS Corp.
7.875% due 09/01/2019		2,500	2,627
Dollar Tree, Inc.
5.250% due 03/01/2020		100	103
5.750% due 03/01/2023		400	417
Dynegy, Inc.
6.750% due 11/01/2019		550	554
7.625% due 11/01/2024		300	305
Endo Finance LLC
5.375% due 01/15/2023		700	675
6.000% due 02/01/2025		1,000	981
Energy Transfer Partners LP
9.000% due 04/15/2019		407	478
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	635
8.375% due 08/01/2066		1,815	1,790
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		2,100	2,005
Flextronics International Ltd.
5.000% due 02/15/2023		1,500	1,507
Freeport-McMoRan, Inc.
5.450% due 03/15/2043		100	70
GTL Trade Finance, Inc.
5.893% due 04/29/2024		1,000	828
HCA, Inc.
4.750% due 05/01/2023		4,000	4,024
7.500% due 02/15/2022 (g)		2,100	2,378
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	100	95
5.014% due 12/27/2017		300	283
Hiland Partners LP
5.500% due 05/15/2022		$300	294
KazMunayGas National Co. JSC
9.125% due 07/02/2018		900	978
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		800	766

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan, Inc.
4.300% due 06/01/2025		$100	$90
7.750% due 01/15/2032		1,000	1,054
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,600	1,544
4.500% due 08/15/2025		3,400	3,238
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		400	384
MCE Finance Ltd.
5.000% due 02/15/2021		6,375	5,642
Medtronic, Inc.
3.500% due 03/15/2025		900	920
4.375% due 03/15/2035		300	304
4.625% due 03/15/2045		500	517
Numericable-SFR S.A.S.
4.875% due 05/15/2019		400	388
5.625% due 05/15/2024	EUR	200	222
Numericable-SFR S.A.S.
5.375% due 05/15/2022		200	225
6.000% due 05/15/2022		$1,200	1,159
6.250% due 05/15/2024		5,000	4,837
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	1
8.500% due 06/01/2018 ^		10,900	2
ONEOK Partners LP
3.375% due 10/01/2022		700	631
5.000% due 09/15/2023		1,750	1,716
Pertamina Persero PT
4.300% due 05/20/2023		2,000	1,832
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		3,300	1,064
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	433
Pride International, Inc.
6.875% due 08/15/2020		500	476
Regency Energy Partners LP
5.000% due 10/01/2022		500	489
5.750% due 09/01/2020		3,700	3,976
5.875% due 03/01/2022		1,000	1,026
Reynolds American, Inc.
4.450% due 06/12/2025		300	315
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		3,000	3,122
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,300	1,284
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,000	902
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,499
Sibur Securities Ltd.
3.914% due 01/31/2018		$1,400	1,368
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	500	607
T-Mobile USA, Inc.
6.250% due 04/01/2021		$1,300	1,299
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	700	845
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,186
6.000% due 10/01/2020		3,700	3,913
Tesoro Logistics LP
6.125% due 10/15/2021		3,833	3,785
TransDigm, Inc.
6.000% due 07/15/2022		300	281
Tullow Oil PLC
6.000% due 11/01/2020		640	453
6.250% due 04/15/2022		2,100	1,480

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,260	$1,477
5.750% due 01/15/2023		1,800	2,117
UPC Holding BV
6.375% due 09/15/2022		200	239
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$2,900	131
9.500% due 01/21/2020 ^		1,400	64
Williams Partners LP
4.500% due 11/15/2023		2,000	1,878
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		500	495
Zhaikmunai LLP
6.375% due 02/14/2019		3,600	2,880
6.375% due 02/14/2019 (g)		700	560
7.125% due 11/13/2019 (g)		300	243

			111,869

UTILITIES 8.2%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		1,300	1,339
AES Corp.
8.000% due 06/01/2020		4,400	4,994
AT&T, Inc.
3.400% due 05/15/2025		500	478
CenturyLink, Inc.
5.625% due 04/01/2020		4,200	3,901
FirstEnergy Corp.
7.375% due 11/15/2031		1,750	2,118
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,100	1,940
4.950% due 02/06/2028		300	250
8.146% due 04/11/2018		970	1,034
Genesis Energy LP
5.625% due 06/15/2024		1,900	1,643
Majapahit Holding BV
7.750% due 01/20/2020		5,200	5,798
Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		4,100	4,120
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,280	1,189
Petrobras Global Finance BV
2.429% due 01/15/2019		100	69
3.000% due 01/15/2019		100	73
4.375% due 05/20/2023		600	393
4.875% due 03/17/2020		1,900	1,397
5.375% due 01/27/2021		4,400	3,222
6.250% due 03/17/2024 (g)		2,200	1,612
Petroleos Mexicanos
6.625% due 06/15/2035		7,000	6,597
Sprint Capital Corp.
6.900% due 05/01/2019		2,100	1,853
8.750% due 03/15/2032		100	78
Sprint Corp.
7.875% due 09/15/2023		100	81
Terraform Global Operating LLC
9.750% due 08/15/2022		1,900	1,525
VimpelCom Holdings BV
5.950% due 02/13/2023		900	824
7.504% due 03/01/2022 (g)		3,600	3,622
Yellowstone Energy LP
5.750% due 12/31/2026		2,725	2,791

			52,941

Total Corporate Bonds & Notes (Cost $401,942)			340,986

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO Floating Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 3.2%

CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	$600	$535

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	200	205
7.750% due 01/01/2042	750	752

		957

NEW JERSEY 1.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	8,100	6,382

OHIO 1.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	5,900	4,885
6.000% due 06/01/2042	2,500	2,110

		6,995

TEXAS 0.9%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	3,650	3,657
8.250% due 07/01/2024	2,100	2,102

		5,759

Total Municipal Bonds & Notes (Cost $20,051)		20,628

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
0.544% due 09/25/2042	15	16
3.500% due 11/01/2045	27,700	28,846
6.000% due 04/25/2043	10	11
Ginnie Mae
0.509% due 12/16/2026	64	64

Total U.S. Government Agencies (Cost $28,721)		28,937

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (k)	988	987

Total U.S. Treasury Obligations (Cost $988)		987

MORTGAGE-BACKED SECURITIES 9.9%
Adjustable Rate Mortgage Trust
2.697% due 10/25/2035 ^	1,113	1,012
2.749% due 08/25/2035	1,075	1,055
2.809% due 11/25/2035 ^	330	283
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	768	660
Banc of America Funding Trust
0.694% due 07/26/2036	49	49
2.505% due 06/25/2034	107	108
2.844% due 09/20/2035 ^	209	181
5.399% due 05/20/2036 ^	396	365
5.888% due 04/25/2037 ^	366	332
Banc of America Mortgage Trust
2.623% due 07/25/2033	42	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.748% due 07/25/2033		$564	$568
2.833% due 01/25/2036 ^		142	109
2.867% due 11/20/2046 ^		1,400	1,160
5.500% due 12/25/2020		57	59
Bear Stearns Adjustable Rate Mortgage Trust
2.266% due 04/25/2034		1,075	1,065
2.360% due 02/25/2036		175	152
2.551% due 01/25/2035		19	18
2.795% due 05/25/2047 ^		1,091	979
Bear Stearns ALT-A Trust
2.703% due 02/25/2036 ^		1,792	1,400
Chase Mortgage Finance Trust
2.643% due 02/25/2037		383	381
5.500% due 12/25/2022 ^		1,117	993
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^		167	152
Countrywide Alternative Loan Trust
0.364% due 06/25/2046		528	538
0.374% due 04/25/2046		4,367	3,805
0.404% due 05/25/2035		2,064	1,719
0.496% due 09/20/2046		449	190
0.594% due 02/25/2036		471	353
0.706% due 11/20/2035 ^		74	49
5.500% due 03/25/2036 ^		108	93
6.000% due 03/25/2036		1,049	938
6.000% due 02/25/2037 ^		900	731
6.000% due 05/25/2037 ^		822	673
Countrywide Asset-Backed Certificates
0.734% due 01/25/2036		502	490
Countrywide Home Loan Mortgage Pass-Through Trust
2.423% due 04/25/2035		105	88
4.810% due 02/20/2036 ^		230	202
5.500% due 11/25/2035 ^		133	129
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		13	12
6.000% due 01/25/2036		474	372
Credit Suisse Mortgage Capital Certificates
3.056% due 05/26/2036		334	340
4.593% due 11/26/2035		43	43
Deutsche ALT-A Securities, Inc.
0.344% due 03/25/2037 ^		707	512
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		238	199
5.886% due 10/25/2036 ^		238	199
Downey Savings & Loan Association Mortgage Loan Trust
0.526% due 10/19/2036 ^		442	205
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		2,018	1,666
First Horizon Asset Securities, Inc.
4.674% due 02/25/2036		276	261
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		298	255
Granite Master Issuer PLC
0.097% due 12/20/2054	EUR	883	983
0.416% due 12/20/2054		$1,004	1,001
0.728% due 12/20/2054	GBP	143	216
GSR Mortgage Loan Trust
2.726% due 09/25/2035		$813	822
2.805% due 11/25/2035		72	71
6.000% due 02/25/2036 ^		1,285	1,051
HarborView Mortgage Loan Trust
0.406% due 02/19/2046		3,267	2,836
2.509% due 06/19/2045 ^		1,418	908
Impac Secured Assets Trust
0.364% due 01/25/2037		1,218	1,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
2.398% due 06/25/2037	$704	$406
2.574% due 09/25/2035 ^	189	162
4.933% due 08/25/2037	983	922
JPMorgan Alternative Loan Trust
0.354% due 09/25/2036	379	345
2.628% due 05/25/2036 ^	389	319
3.033% due 12/25/2036	726	672
JPMorgan Mortgage Trust
2.522% due 07/25/2035	163	161
5.303% due 06/25/2037 ^	944	860
6.500% due 09/25/2035	438	450
JPMorgan Resecuritization Trust
0.689% due 03/26/2037	315	309
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	757	730
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046	810	606
MASTR Alternative Loan Trust
6.750% due 07/25/2036	741	553
MASTR Reperforming Loan Trust
7.500% due 07/25/2035	2,314	2,325
Merrill Lynch Alternative Note Asset Trust
0.494% due 03/25/2037	358	173
Merrill Lynch Mortgage Investors Trust
2.714% due 11/25/2035	276	276
Morgan Stanley Mortgage Loan Trust
2.529% due 07/25/2035 ^	487	420
Residential Accredit Loans, Inc. Trust
0.384% due 07/25/2036	544	439
1.559% due 09/25/2045	694	576
6.000% due 07/25/2036 ^	1,063	862
6.000% due 09/25/2036 ^	842	597
Residential Asset Securitization Trust
6.000% due 04/25/2037 ^	1,145	956
Residential Funding Mortgage Securities, Inc. Trust
3.725% due 08/25/2036 ^	354	312
3.841% due 07/27/2037	2,050	1,684
Sequoia Mortgage Trust
0.566% due 07/20/2033	180	171
Structured Adjustable Rate Mortgage Loan Trust
2.550% due 09/25/2035	1,488	1,331
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037	1,367	1,025
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	16	16
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	77
WaMu Mortgage Pass-Through Certificates Trust
0.474% due 11/25/2045	1,197	1,051
0.969% due 05/25/2047	501	425
0.993% due 12/25/2046	468	430
1.199% due 02/25/2046	1,925	1,780
1.399% due 11/25/2042	183	172
2.564% due 09/25/2033	215	215
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 09/25/2033	291	291
2.609% due 07/25/2036 ^	2,176	2,063
2.653% due 05/25/2036 ^	140	134
2.685% due 06/25/2035	1,280	1,303
2.713% due 04/25/2036 ^	1,486	1,407
2.721% due 11/25/2037 ^	1,409	1,251
6.000% due 04/25/2037 ^	1,428	1,421

Total Mortgage-Backed Securities (Cost $61,548)		63,819

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 4.8%
Accredited Mortgage Loan Trust
0.670% due 09/25/2035	$1,000	$927
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	4,154	4,432
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.544% due 03/25/2033	503	484
Argent Securities Trust
0.344% due 06/25/2036	1,548	572
0.434% due 07/25/2036	1,452	633
Asset-Backed Securities Corp. Home Equity Loan Trust
1.857% due 03/15/2032	852	818
Bear Stearns Asset-Backed Securities Trust
0.434% due 06/25/2047	1,000	857
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045	469	331
0.454% due 07/25/2045	1,954	1,412
0.599% due 11/25/2046	670	564
Countrywide Asset-Backed Certificates
0.374% due 11/25/2047 ^	480	382
0.414% due 09/25/2047	2,000	1,555
0.444% due 04/25/2036	780	778
0.454% due 11/25/2037	2,200	1,386
Countrywide Asset-Backed Certificates Trust
4.740% due 10/25/2035	569	580
Credit Suisse Mortgage Capital Certificates
0.794% due 09/25/2037	533	483
Fremont Home Loan Trust
0.364% due 02/25/2036	821	705
GSAA Home Equity Trust
0.644% due 08/25/2037	893	817
GSAMP Trust
0.264% due 12/25/2036	88	48
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036	88	37
HSI Asset Securitization Corp. Trust
0.484% due 11/25/2035	847	799
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.634% due 03/25/2036	1,000	689
JPMorgan Mortgage Acquisition Trust
4.738% due 01/25/2037 ^	1,372	1,036
Long Beach Mortgage Loan Trust
0.524% due 01/25/2046	35	32
MASTR Asset-Backed Securities Trust
0.244% due 01/25/2037	455	202
0.404% due 05/25/2037	1,500	1,109
Merrill Lynch Mortgage Investors Trust
0.454% due 04/25/2037	1,000	521
Morgan Stanley ABS Capital, Inc. Trust
0.899% due 12/25/2034	393	383
New Century Home Equity Loan Trust
0.704% due 07/25/2035	1,000	906
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.524% due 10/25/2036 ^	2,840	1,167
People’s Choice Home Loan Securities Trust
1.139% due 05/25/2035 ^	1,000	738
RAAC Trust
0.594% due 06/25/2047	467	445
Residential Asset Mortgage Products Trust
0.684% due 08/25/2035	1,000	972
Residential Asset Securities Corp. Trust
0.464% due 07/25/2036	1,500	794
0.514% due 01/25/2036	740	724
0.534% due 11/25/2035	1,000	913

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SACO, Inc.
0.694% due 12/25/2035		$405	$387
Securitized Asset-Backed Receivables LLC Trust
0.484% due 12/25/2035		521	461
Soundview Home Loan Trust
0.434% due 07/25/2036		1,000	638
Specialty Underwriting & Residential Finance Trust
0.874% due 01/25/2034		17	15

Total Asset-Backed Securities (Cost $29,003)			30,732

SOVEREIGN ISSUES 12.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	16,800	3,434
10.000% due 01/01/2025		700	129
Costa Rica Government International Bond
7.000% due 04/04/2044		$1,000	890
7.158% due 03/12/2045		600	529
Dominican Republic International Bond
6.850% due 01/27/2045		1,000	967
7.450% due 04/30/2044		400	411
El Salvador Government International Bond
7.625% due 02/01/2041		1,200	1,066
7.650% due 06/15/2035		300	269
Indonesia Government International Bond
5.125% due 01/15/2045		5,100	4,494
5.875% due 03/13/2020		15,500	16,933
6.750% due 01/15/2044		700	745
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	3,900	4,657
Mexico Government International Bond
4.750% due 06/14/2018	MXN	283,400	16,847
4.750% due 03/08/2044		$7,400	6,771
Panama Government International Bond
6.700% due 01/26/2036		2,300	2,748
8.125% due 04/28/2034		100	130
Republic of Greece Government International Bond
3.000% due 02/24/2026	EUR	100	76
3.000% due 02/24/2028		100	74
3.000% due 02/24/2029		200	144
3.000% due 02/24/2030		145	103
3.000% due 02/24/2031		200	140
3.000% due 02/24/2032		100	69
3.000% due 02/24/2034		100	67
3.000% due 02/24/2036		900	586
3.000% due 02/24/2037		800	517
3.000% due 02/24/2038		300	192
3.000% due 02/24/2039		300	192
3.000% due 02/24/2040		400	256
3.800% due 08/08/2017	JPY	172,000	1,212
4.500% due 07/03/2017		150,000	1,057
Romania Government International Bond
2.875% due 10/28/2024	EUR	1,200	1,367
3.625% due 04/24/2024		1,100	1,325
Spain Government International Bond
2.750% due 10/31/2024		200	241
Turkey Government International Bond
7.375% due 02/05/2025		$6,700	7,677
Uruguay Government International Bond
5.100% due 06/18/2050		2,600	2,288

Total Sovereign Issues (Cost $90,584)			78,603

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	345,787	$0

Total Common Stocks (Cost $1,936)		0

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
CoBank ACB
6.200% due 01/01/2025 (d)	2,500	253
VEREIT, Inc.
6.700% due 01/03/2019 (d)	800	19

Total Preferred Securities (Cost $268)		272

SHORT-TERM INSTRUMENTS 2.6%

REPURCHASE AGREEMENTS (f) 0.0%
		187

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 2.6%
0.115% due 12/31/2015 - 02/18/2016 (b)(i)(k)	$16,764	16,763

Total Short-Term Instruments (Cost $16,945)		16,950

Total Investments in Securities (Cost $701,615)		631,115

	SHARES
INVESTMENTS IN AFFILIATES 7.4%

SHORT-TERM INSTRUMENTS 7.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	4,787,736	47,470

Total Short-Term Instruments (Cost $47,484)		47,470

Total Investments in Affiliates (Cost $47,484)		47,470

Total Investments 105.3% (Cost $749,099)		$678,585

Financial Derivative Instruments (h)(j) (2.3%) (Cost or Premiums, net $(10,961))		(14,577)

Other Assets and Liabilities, net (3.0%)		(19,309)

Net Assets 100.0%		$644,699

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO Floating Income Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$ 1,439	$1,322	0.21%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	4,079	4,174	0.64%

				$ 5,518	$5,496	0.85%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$187	U.S. Treasury Notes 0.625% due 02/15/2017	$(195)	$187	$187

Total Repurchase Agreements						$(195)	$187	$187

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	07/20/2015	TBD	(2)	$(2,244)	$(2,242)
BRC	(2.000%)	06/12/2015	TBD	(2)	(678)	(674)
	(0.500%)	08/05/2015	TBD	(2)	(1,952)	(1,951)
CFR	(2.000%)	06/10/2015	TBD	(2)	(186)	(184)
JML	0.500%	09/28/2015	TBD	(2)	(2,582)	(2,582)

Total Reverse Repurchase Agreements						$(7,633)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $18,860 at a weighted average interest rate of (0.136%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2045	$4,800	$(4,631)	$(4,704)

Total Short Sales				$(4,631)	$(4,704)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $8,150 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(2,242)	$0	$(2,242)	$2,317	$75
BRC	0	(2,625)	0	(2,625)	2,719	94
CFR	0	(184)	0	(184)	95	(89)
JML	0	(2,582)	0	(2,582)	3,019	437
SSB	187	0	0	187	(195)	(8)

Total Borrowings and Other Financing Transactions	$187	$(7,633)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(7,633)	$(7,633)

Total Borrowings	$0	$0	$0	$(7,633)	$(7,633)

Gross amount of recognized liabilities for reverse repurchase agreements					$(7,633)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	714	$(1,070)	$27	$0
Euro-BTP Italy Government Bond December Futures	Long	12/2015	21	58	12	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	40	(102)	0	(7)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	922	1,275	0	(72)

Total Futures Contracts				$161	$39	$(79)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$13,464	$393	$(476)	$48	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	400	0	1	1	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	9,800	58	(101)	0	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	40,600	216	(536)	2	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	5,900	21	(2)	0	(1)

				$688	$(1,114)	$51	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO Floating Income Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016	$	404,100	$(2,629)	$(1,153)	$62	$0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		164,000	(2,077)	(1,295)	49	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		154,200	(3,886)	(4,559)	105	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		42,900	(1,358)	(1,569)	21	0
Receive	3-Month USD-LIBOR	2.250%	08/14/2025		200	(5)	(4)	0	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		7,500	(302)	(360)	5	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		26,400	(1,058)	(2,819)	81	0
Receive	6-Month EUR-EURIBOR	0.500%	03/16/2021	EUR	50,100	(158)	(360)	0	(44)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		5,700	33	(33)	0	(14)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	7,000	(96)	(198)	0	(44)
Pay	28-Day MXN-TIIE	6.000%	06/07/2022	MXN	192,200	102	112	66	0

						$(11,434)	$(12,238)	$389	$(102)

Total Swap Agreements						$(10,746)	$(13,352)	$440	$(103)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $1,519 and cash of $12,365 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$39	$440	$479	$0	$(79)	$(103)	$(182)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		KRW	1,435,519	$		1,211	$1	$0
	10/2015		TWD	39,743			1,224	21	0
	10/2015	$		3,370		IDR	48,966,100	0	(44)

BOA	10/2015		BRL	6,544	$		1,630	0	(21)
	10/2015		SGD	1,709			1,211	10	0
	10/2015		THB	78,177			2,167	19	(5)
	10/2015	$		1,647		BRL	6,544	4	0
	10/2015			25,284		GBP	16,631	0	(125)
	11/2015		GBP	16,631	$		25,280	126	0

BPS	10/2015		BRL	6,544			1,647	0	(3)
	10/2015	$		1,626		BRL	6,544	25	0
	11/2015		BRL	6,544	$		1,608	0	(25)
	12/2015		MXN	63,201			3,669	0	(47)

CBK	10/2015	$		1,034		GBP	673	0	(16)
	10/2015			3,382		SGD	4,847	23	0
	12/2015		SGD	4,847	$		3,373	0	(26)

DUB	10/2015		BRL	21,330			5,369	0	(11)
	10/2015		SGD	1,384			970	0	(2)
	10/2015		THB	45,400			1,261	11	0
	10/2015		TWD	39,298			1,196	7	0
	10/2015	$		5,324		BRL	21,330	56	0
	11/2015		BRL	21,330	$		5,271	0	(51)

FBF	10/2015		SGD	7			5	0	0
	12/2015		MXN	235,979			13,861	0	(13)

GLM	10/2015		KRW	1,397,929			1,164	0	(14)
	10/2015	$		7,438		EUR	6,597	2	(68)

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
HUS	10/2015		EUR	59,020	$		67,259	$1,310	$0
	10/2015		JPY	2,100,173			17,580	74	0
	10/2015		KRW	1,226,105			1,025	0	(9)
	10/2015		MYR	3,740			881	29	0
	10/2015	$		2,204		MYR	9,486	0	(44)
	12/2015		MXN	54,300	$		3,221	28	0

JPM	10/2015		BRL	21,330			5,925	545	0
	10/2015		IDR	48,001,100			3,290	29	0
	10/2015		MYR	5,022			1,162	18	0
	10/2015	$		5,369		BRL	21,330	11	0
	10/2015			1,078		EUR	942	0	(26)

MSB	10/2015		MYR	7,019	$		1,599	1	0
	10/2015		TWD	33,465			1,011	0	(2)
	10/2015	$		17,487		JPY	2,100,173	20	0
	11/2015		JPY	2,100,173	$		17,494	0	(19)

SCX	10/2015		GBP	17,304			26,869	692	0
	10/2015		MYR	21,910			5,422	433	0
	10/2015	$		3,376		MYR	14,517	0	(70)
	11/2015		AUD	4,880	$		3,381	0	(37)
	11/2015		CNY	47,386			7,315	0	(103)
	11/2015	$		8,234		JPY	989,300	17	0

UAG	10/2015		MYR	1,152	$		272	10	0
	10/2015		SGD	1,747			1,241	14	0
	10/2015	$		57,592		EUR	51,481	0	(67)
	11/2015		EUR	51,481	$		57,619	66	0

Total Forward Foreign Currency Contracts								$3,602	$(848)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.570	08/18/2016	$7,296	$155	$154

Total Purchased Options						$155	$154

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	5,000	$(9)	$(9)

BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.850%	10/21/2015		15,500	(30)	(50)

JPM	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	10/21/2015		17,500	(22)	(17)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.000%	12/16/2015		23,600	(52)	(101)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		53,600	(109)	(192)

							$(222)	$(369)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus CNY	CNY	6.940	08/18/2016	$7,296	$(89)	$(90)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.020%	12/21/2015	$	15,000	$(87)	$(170)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	12/21/2015		15,000	(83)	(32)

MYC	Call - OTC 5-Year Interest Rate Swap (Effective 03/23/2021)	3-Month USD-LIBOR	Receive	2.550%	03/21/2016		77,800	(330)	(594)

								$(500)	$(796)

Total Written Options								$(811)	$(1,255)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO Floating Income Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	280	$45,800	AUD	0	EUR	6	GBP	0	$(3,282)
Sales	0	323,228		9,734		109,890		5,025	(1,794)
Closing Buys	(280)	0		0		(60,406)		0	3,096
Expirations	0	(92,266)		(9,734)		(49,490)		0	808
Exercised	0	(46,466)		0		0		(5,025)	361

Balance at End of Period	0	$230,296	AUD	0	EUR	0	GBP	0	$(811)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	AutoZone, Inc.	(1.320%	)	09/20/2018	0.136%	$ 1,100	$0	$(39)	$0	$(39)

FBF	Rohm & Haas Co.	(1.850%	)	09/20/2017	0.107%	3,000	0	(105)	0	(105)

GST	Embarq Corp.	(1.000%	)	06/20/2016	0.216%	2,700	(19)	3	0	(16)

JPM	Embarq Corp.	(1.550%	)	06/20/2016	0.223%	3,000	0	(31)	0	(31)

							$(19)	$(172)	$0	$(191)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.441%	$	2,900	$15	$2	$17	$0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.763%		2,000	358	(87)	271	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.488%		1,900	0	135	135	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.802%		900	(92)	142	50	0
	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%		700	36	(111)	0	(75)
	Venezuela Government International Bond	5.000%	06/20/2020	65.610%		3,000	(1,679)	(292)	0	(1,971)
	Venezuela Government International Bond	5.000%	09/20/2020	65.276%		700	(475)	14	0	(461)

BPS	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		100	(17)	(5)	0	(22)
	Jaguar Land Rover PLC	5.000%	03/20/2018	2.383%	EUR	4,700	524	(186)	338	0
	NRG Energy, Inc.	5.000%	09/20/2016	1.063%	$	1,000	(10)	50	40	0
	Venezuela Government International Bond	5.000%	09/20/2020	65.276%		400	(269)	5	0	(264)

BRC	Brazil Government International Bond	1.000%	06/20/2017	3.871%		2,000	(49)	(46)	0	(95)
	China Government International Bond	1.000%	09/20/2016	0.441%		7,000	36	4	40	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.763%		1,900	346	(88)	258	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	1.093%		800	150	(21)	129	0
	General Motors Co.	5.000%	06/20/2016	0.572%		800	77	(50)	27	0
	Philippines Government International Bond	1.000%	06/20/2021	1.459%		3,000	(83)	10	0	(73)
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.149%		400	27	22	49	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.160%		300	18	22	40	0
	South Africa Government International Bond	1.000%	09/20/2017	1.998%		9,780	(292)	105	0	(187)

CBK	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	0.735%		6,000	0	692	692	0
	California State General Obligation Bonds, Series 2003	2.650%	03/20/2021	0.778%		1,800	210	(23)	187	0
	Colombia Government International Bond	1.000%	03/20/2016	1.103%		1,400	(10)	10	0	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%		1,000	(1)	5	4	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		2,500	(442)	(106)	0	(548)
	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%		2,000	102	(316)	0	(214)
	Turkey Government International Bond	1.000%	03/20/2020	2.941%		4,100	(190)	(136)	0	(326)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Venezuela Government International Bond	5.000%	09/20/2020	65.276%	$	300	$(201)	$3	$0	$(198)

DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.554%		6,000	19	48	67	0
	Brazil Government International Bond	1.000%	06/20/2017	3.871%		1,350	(47)	(17)	0	(64)
	Indonesia Government International Bond	1.000%	12/20/2018	1.771%		2,900	(128)	60	0	(68)
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		400	(3)	4	1	0
	Venezuela Government International Bond	5.000%	06/20/2017	74.645%		4,600	(381)	(2,263)	0	(2,644)

FBF	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.936%		4,900	(155)	163	8	0
	Colombia Government International Bond	1.000%	03/20/2016	1.103%		700	4	(4)	0	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		200	(41)	(3)	0	(44)
	South Africa Government International Bond	1.000%	12/20/2020	2.899%		1,325	(51)	(68)	0	(119)
	Univision Communications, Inc.	5.000%	09/20/2019	1.426%		5,800	(638)	1,436	798	0

GST	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.747%		2,300	(74)	85	11	0
	Bank of America Corp.	1.000%	03/20/2018	0.502%		10,000	(105)	230	125	0
	Brazil Government International Bond	1.000%	06/20/2017	3.871%		2,650	(65)	(61)	0	(126)
	Chesapeake Energy Corp.	5.000%	06/20/2019	12.216%		100	(6)	(13)	0	(19)
	Colombia Government International Bond	1.000%	03/20/2020	2.313%		4,200	(146)	(83)	0	(229)
	Communications Sales & Leasing, Inc.	5.000%	12/20/2017	2.865%		1,150	63	(8)	55	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.738%		1,000	83	(2)	81	0
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	1.127%		10,000	0	237	237	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		700	(147)	(6)	0	(153)
	Greece Government International Bond	1.000%	12/20/2015	36.531%	EUR	450	(23)	(39)	0	(62)
	Greece Government International Bond	1.000%	12/20/2015	37.167%	$	550	(32)	(39)	0	(71)
	NRG Energy, Inc.	5.000%	06/20/2016	0.807%		7,000	145	78	223	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.802%		3,900	(394)	612	218	0
	South Africa Government International Bond	1.000%	03/20/2020	2.723%		2,000	(123)	(19)	0	(142)
	Sprint Communications, Inc.	5.000%	09/20/2020	8.819%		5,000	84	(775)	0	(691)
	Univision Communications, Inc.	5.000%	09/20/2019	1.426%		650	(72)	162	90	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.809%		3,200	(51)	153	102	0
	Venezuela Government International Bond	5.000%	06/20/2020	65.610%		1,300	(819)	(35)	0	(854)
	Venezuela Government International Bond	5.000%	09/20/2020	65.276%		700	(464)	3	0	(461)
	Windstream Corp.	5.000%	12/20/2017	5.439%		1,150	40	(49)	0	(9)

HUS	Colombia Government International Bond	1.000%	03/20/2020	2.313%		4,000	(127)	(91)	0	(218)
	Colombia Government International Bond	1.000%	06/20/2020	2.373%		7,100	(202)	(224)	0	(426)
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%		1,000	(9)	13	4	0
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		400	(4)	5	1	0
	South Africa Government International Bond	1.000%	09/20/2017	1.998%		570	(9)	(2)	0	(11)
	Venezuela Government International Bond	5.000%	09/20/2017	73.767%		7,659	(1,119)	(3,436)	0	(4,555)
	Venezuela Government International Bond	5.000%	06/20/2020	65.610%		1,700	(1,050)	(67)	0	(1,117)
	Venezuela Government International Bond	5.000%	09/20/2020	65.276%		3,200	(2,078)	(31)	0	(2,109)

JPM	Colombia Government International Bond	1.000%	03/20/2020	2.313%		5,000	(162)	(111)	0	(273)
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		400	(65)	(23)	0	(88)
	Philippines Government International Bond	1.000%	06/20/2021	1.459%		14,000	(337)	(3)	0	(340)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO Floating Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Venezuela Government International Bond	5.000%	09/20/2020	65.276%	$	1,100	$(734)	$9	$0	$(725)

MYC	Brazil Government International Bond	1.000%	06/20/2017	3.871%		3,400	(111)	(51)	0	(162)
	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		300	(25)	(21)	0	(46)
	Chesapeake Energy Corp.	5.000%	03/20/2019	12.062%		100	(7)	(11)	0	(18)
	China Government International Bond	1.000%	09/20/2016	0.441%		5,000	25	4	29	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%		2,000	(10)	17	7	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.292%		1,000	(8)	13	5	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.763%		1,400	252	(62)	190	0
	France Government International Bond	0.250%	09/20/2016	0.048%		1,100	(52)	54	2	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		100	(16)	(6)	0	(22)
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.471%		6,000	0	445	445	0
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		800	(6)	9	3	0
	South Africa Government International Bond	1.000%	12/20/2020	2.899%		2,760	(90)	(157)	0	(247)

UAG	Brazil Government International Bond	1.000%	06/20/2017	3.871%		6,775	(129)	(194)	0	(323)

							$(11,511)	$(4,380)	$4,979	$(20,870)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
							Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$8,460	$984	$(1,077)	$0	$(93)

BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	1,786	223	(235)	0	(12)

CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	2,800	6	(8)	0	(2)

MYC	MCDX-24 5-Year Index	1.000%	06/20/2020	800	3	(4)	0	(1)

					$1,216	$(1,324)	$0	$(108)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	10,900	$9	$(346)	$0	$(337)

Total Swap Agreements							$(10,305)	$(6,222)	$4,979	$(21,506)

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $16,231 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$22	$0	$0	$22	$(44)	$0	$0	$(44)	$(22)	$0	$(22)
BOA	159	0	473	632	(151)	(9)	(2,507)	(2,667)	(2,035)	1,959	(76)
BPS	25	154	378	557	(75)	(90)	(379)	(544)	13	(60)	(47)
BRC	0	0	543	543	0	(50)	(367)	(417)	126	(209)	(83)
CBK	23	0	883	906	(42)	0	(1,288)	(1,330)	(424)	(1,060)	(1,484)
DUB	74	0	68	142	(64)	(202)	(2,815)	(3,081)	(2,939)	2,827	(112)
FBF	0	0	806	806	(13)	0	(268)	(281)	525	(789)	(264)
GLM	2	0	0	2	(82)	0	(337)	(419)	(417)	329	(88)
GST	0	0	1,142	1,142	0	0	(2,833)	(2,833)	(1,691)	1,553	(138)
HUS	1,441	0	5	1,446	(53)	0	(8,436)	(8,489)	(7,043)	7,501	458
JPM	603	0	0	603	(26)	(310)	(1,457)	(1,793)	(1,190)	1,040	(150)
MSB	21	0	0	21	(21)	0	0	(21)	0	0	0
MYC	0	0	681	681	0	(594)	(496)	(1,090)	(409)	371	(38)
RBC	0	0	0	0	0	0	0	0	0	261	261
SCX	1,142	0	0	1,142	(210)	0	0	(210)	932	(850)	82
UAG	90	0	0	90	(67)	0	(323)	(390)	(300)	261	(39)

Total Over the Counter	$3,602	$154	$4,979	$8,735	$(848)	$(1,255)	$(21,506)	$(23,609)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39
Swap Agreements	0	51	0	0	389	440

	$0	$51	$0	$0	$428	$479

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,602	$0	$3,602
Purchased Options	0	0	0	154	0	154
Swap Agreements	0	4,979	0	0	0	4,979

	$0	$4,979	$0	$3,756	$0	$8,735

	$0	$5,030	$0	$3,756	$428	$9,214

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$79	$79
Swap Agreements	0	1	0	0	102	103

	$0	$1	$0	$0	$181	$182

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$848	$0	$848
Written Options	0	369	0	90	796	1,255
Swap Agreements	0	21,169	0	0	337	21,506

	$0	$21,538	$0	$938	$1,133	$23,609

	$0	$21,539	$0	$938	$1,314	$23,791

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO Floating Income Fund (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$432	$0	$0	$432
Written Options	0	0	253	0	0	253
Futures	0	0	0	0	740	740
Swap Agreements	0	317	0	0	520	837

	$0	$317	$685	$0	$1,260	$2,262

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,682	$0	$4,682
Purchased Options	0	0	1,271	(2)	0	1,269
Written Options	0	180	819	353	353	1,705
Swap Agreements	0	5,882	0	0	0	5,882

	$0	$6,062	$2,090	$5,033	$353	$13,538

	$0	$6,379	$2,775	$5,033	$1,613	$15,800

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(360)	$0	$0	$(360)
Written Options	0	0	(222)	0	0	(222)
Futures	0	0	0	0	186	186
Swap Agreements	0	(1,139)	0	0	(7,014)	(8,153)

	$0	$(1,139)	$(582)	$0	$(6,828)	$(8,549)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,839)	$0	$(7,839)
Purchased Options	0	0	(1,087)	1	0	(1,086)
Written Options	0	(160)	(836)	(2)	(316)	(1,314)
Swap Agreements	0	(9,199)	0	0	(18)	(9,217)

	$0	$(9,359)	$(1,923)	$(7,840)	$(334)	$(19,456)

	$0	$(10,498)	$(2,505)	$(7,840)	$(7,162)	$(28,005)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$44,150	$5,051	$49,201
Corporate Bonds & Notes
Banking & Finance	0	159,288	16,888	176,176
Industrials	0	111,869	0	111,869
Utilities	0	50,150	2,791	52,941
Municipal Bonds & Notes
California	0	535	0	535
Illinois	0	957	0	957
New Jersey	0	6,382	0	6,382
Ohio	0	6,995	0	6,995
Texas	0	5,759	0	5,759
U.S. Government Agencies	0	28,937	0	28,937
U.S. Treasury Obligations	0	987	0	987
Mortgage-Backed Securities	0	63,819	0	63,819
Asset-Backed Securities	0	26,300	4,432	30,732
Sovereign Issues	0	78,603	0	78,603
Preferred Securities
Banking & Finance	0	272	0	272
Short-Term Instruments
Repurchase Agreements	0	187	0	187
U.S. Treasury Bills	0	16,763	0	16,763
	$0	$601,953	$29,162	$631,115

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,470	$0	$0	$47,470

Total Investments	$47,470	$601,953	$29,162	$678,585

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,704)	$0	$(4,704)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	440	0	479
Over the counter	0	8,735	0	8,735
	$39	$9,175	$0	$9,214

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(79)	(103)	0	(182)
Over the counter	0	(23,609)	0	(23,609)
	$(79)	$(23,712)	$0	$(23,791)

Totals	$47,430	$582,712	$29,162	$659,304

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$4,845	$0	$(152)	$(118)	$0	$476	$0	$0	$5,051	$478
Corporate Bonds & Notes
Banking & Finance	18,611	387	(28)	(9)	0	(2,073)	0	0	16,888	(2,074)
Industrials	1,391	0	(65)	0	(1)	(23)	0	(1,302)	0	0
Utilities	2,900	0	(47)	0	0	(62)	0	0	2,791	(60)
Mortgage-Backed Securities	977	0	(940)	0	(289)	252	0	0	0	0
Asset-Backed Securities	4,717	0	(257)	9	11	(48)	0	0	4,432	(20)

	$33,441	$387	$(1,489)	$(118)	$(279)	$(1,478)	$0	$(1,302)	$29,162	$(1,676)

Financial Derivative Instruments - Assets
Over the counter	2,398	0	(1,358)	0	(470)	(570)	0	0	0	0

Totals	$35,839	$387	$(2,847)	$(118)	$(749)	$(2,048)	$0	$(1,302)	$29,162	$(1,676)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$877	Other Valuation Techniques (3)	—	—
	4,174	Proxy Pricing	Base Price	101.25
Corporate Bonds & Notes
Banking & Finance	16,888	Proxy Pricing	Base Price	100.00-103.38
Utilities	2,791	Proxy Pricing	Base Price	101.34
Asset-Backed Securities	4,432	Proxy Pricing	Base Price	106.00

Total	$29,162

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO High Yield Spectrum Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.3%

BANK LOAN OBLIGATIONS 0.5%
Beacon Roofing Supply, Inc.
TBD% due 07/27/2016		$5,250	$5,226
CDRH Parent, Inc.
9.000% due 07/01/2022		3,000	2,933

Total Bank Loan Obligations (Cost $8,224)			8,159

CORPORATE BONDS & NOTES 93.8%

BANKING & FINANCE 12.0%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		4,000	3,940
4.500% due 05/15/2021		5,000	5,006
Ally Financial, Inc.
4.625% due 03/30/2025		1,000	948
5.125% due 09/30/2024		2,500	2,478
7.500% due 09/15/2020		3,993	4,542
8.000% due 03/15/2020		4,016	4,628
8.000% due 11/01/2031		668	797
Alpha Credit Group PLC
3.375% due 06/17/2017	EUR	2,000	1,386
Argos Merger Sub, Inc.
7.125% due 03/15/2023		$4,250	4,308
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)	EUR	2,000	2,181
9.000% due 05/09/2018 (d)		$2,000	2,119
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	7,000	8,408
Banco Santander S.A.
6.250% due 09/11/2021 (d)		5,000	5,212
Bank of America Corp.
6.250% due 09/05/2024 (d)		$2,500	2,447
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	2,000	2,194
8.000% due 12/15/2020 (d)		3,000	3,551
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		$1,500	1,511
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	3,343
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		$5,487	2,126
CIT Group, Inc.
5.000% due 08/15/2022		10,000	10,012
5.000% due 08/01/2023		2,500	2,491
Credit Agricole S.A.
6.625% due 09/23/2019 (d)		1,500	1,447
7.875% due 01/23/2024 (d)		14,000	13,966
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		3,000	2,822
7.500% due 12/11/2023 (d)		2,500	2,611
Crown Castle International Corp.
5.250% due 01/15/2023		2,500	2,654
ERB Hellas PLC
4.250% due 06/26/2018	EUR	1,500	637
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		$2,000	2,100
HSBC Holdings PLC
6.375% due 03/30/2025 (d)		2,000	1,912
HUB International Ltd.
7.875% due 10/01/2021		10,000	9,575
Infinity Acquisition LLC
7.250% due 08/01/2022		5,500	4,950
International Lease Finance Corp.
8.250% due 12/15/2020		1,000	1,173

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$3,000	$2,967
7.700% due 09/17/2025 (d)		1,250	1,223
Jefferies Finance LLC
7.375% due 04/01/2020		3,000	2,906
Jefferies LoanCore LLC
6.875% due 06/01/2020		2,000	1,920
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		2,000	2,835
Lloyds Banking Group PLC
7.000% due 06/27/2019 (d)	GBP	2,000	2,995
7.500% due 06/27/2024 (d)		$10,000	10,237
National Financial Partners Corp.
9.000% due 07/15/2021		5,000	4,844
Navient Corp.
5.000% due 10/26/2020		2,000	1,682
5.875% due 10/25/2024		3,000	2,362
6.125% due 03/25/2024		5,000	4,012
8.000% due 03/25/2020		3,000	2,880
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		2,500	2,544
Quicken Loans, Inc.
5.750% due 05/01/2025		2,000	1,902
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		3,000	3,001
7.648% due 09/30/2031 (d)		4,000	5,000
8.000% due 08/10/2025 (d)		800	808
9.118% due 01/29/2016 (d)		350	353
Societe Generale S.A.
6.000% due 01/27/2020 (d)		2,000	1,852
7.875% due 12/18/2023 (d)		5,000	4,894
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		4,000	4,095
Springleaf Finance Corp.
7.750% due 10/01/2021		2,025	2,169
8.250% due 10/01/2023		3,900	4,270
UniCredit SpA
8.000% due 06/03/2024 (d)		6,500	6,218
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,000	1,571
6.000% due 04/15/2021		2,025	3,108
WaveDivision Escrow LLC
8.125% due 09/01/2020		$5,000	4,900
Wayne Merger Sub LLC
8.250% due 08/01/2023		2,750	2,640
York Risk Services Holding Corp.
8.500% due 10/01/2022		3,100	2,647

			210,310

INDUSTRIALS 75.9%
3AB Optique Developpement S.A.S.
5.625% due 04/15/2019	EUR	1,250	1,316
Accudyne Industries Borrower
7.750% due 12/15/2020		$11,150	9,728
Activision Blizzard, Inc.
6.125% due 09/15/2023		2,500	2,663
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		4,000	4,010
ADT Corp.
3.500% due 07/15/2022		9,000	8,010
4.125% due 06/15/2023		3,000	2,715
4.875% due 07/15/2042		2,500	1,813
AECOM
5.750% due 10/15/2022		1,000	1,010
5.875% due 10/15/2024		2,000	2,020

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aguila S.A.
7.875% due 01/31/2018		$4,100	$4,146
7.875% due 01/31/2018	CHF	3,000	3,109
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		$5,500	5,032
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,055
8.750% due 11/01/2019	EUR	1,000	1,187
Aldesa Financial Services S.A.
7.250% due 04/01/2021		2,500	2,455
Alere, Inc.
6.375% due 07/01/2023		$3,000	3,053
6.500% due 06/15/2020		2,000	2,040
Aleris International, Inc.
7.625% due 02/15/2018		2,750	2,688
7.875% due 11/01/2020		2,000	1,950
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	4,401
10.750% due 10/15/2019		6,500	3,477
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		6,000	5,850
Altice Financing S.A.
6.500% due 01/15/2022		1,000	968
6.625% due 02/15/2023		5,000	4,812
Altice Finco S.A.
7.625% due 02/15/2025		2,000	1,870
8.125% due 01/15/2024		1,500	1,433
9.875% due 12/15/2020		4,000	4,290
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	5,815
7.625% due 02/15/2025		$5,000	4,394
7.750% due 05/15/2022		3,000	2,738
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,000	2,985
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)		5,000	4,969
Ancestry.com, Inc.
11.000% due 12/15/2020		5,000	5,500
Antero Resources Corp.
5.125% due 12/01/2022		1,000	865
6.000% due 12/01/2020		3,500	3,255
Ardagh Finance Holdings S.A. (8.375 Cash or 8.375% PIK)
8.375% due 06/15/2019 (b)	EUR	2,760	3,146
Ardagh Finance Holdings S.A. (8.625 Cash or 8.625% PIK)
8.625% due 06/15/2019 (b)		$2,178	2,238
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		882	887
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	5,000	8,213
Ashland, Inc.
4.750% due 08/15/2022		$2,500	2,338
6.875% due 05/15/2043		2,500	2,338
Associated Materials LLC
9.125% due 11/01/2017		5,000	4,050
Auris Luxembourg S.A.
8.000% due 01/15/2023	EUR	4,000	4,821
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		$2,000	2,113
Axiall Corp.
4.875% due 05/15/2023		1,000	844
Berry Plastics Escrow LLC
6.000% due 10/15/2022 (a)		2,825	2,846
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		3,000	2,948

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Blue Coat Holdings, Inc.
8.375% due 06/01/2023		$5,500	$5,514
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		4,500	4,342
BMC Software Finance, Inc.
8.125% due 07/15/2021		8,000	6,495
Bombardier, Inc.
7.500% due 03/15/2025		3,000	2,265
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		4,000	2,855
Boyd Gaming Corp.
6.875% due 05/15/2023		5,000	5,100
Brakes Capital
7.125% due 12/15/2018	GBP	4,250	6,662
Building Materials Corp. of America
5.375% due 11/15/2024		$4,000	3,970
6.000% due 10/15/2025 (a)		1,500	1,523
6.750% due 05/01/2021		3,000	3,206
Burger King Worldwide, Inc.
6.000% due 04/01/2022		5,000	5,087
Cablevision Systems Corp.
5.875% due 09/15/2022		6,000	4,560
8.000% due 04/15/2020		1,250	1,113
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		6,000	4,950
California Resources Corp.
5.500% due 09/15/2021		4,000	2,460
6.000% due 11/15/2024		6,000	3,622
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		5,000	4,997
CCO Holdings LLC
5.125% due 02/15/2023		5,000	4,625
5.250% due 03/15/2021		1,000	987
5.250% due 09/30/2022		2,500	2,350
5.750% due 09/01/2023		3,750	3,577
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,750	2,430
6.375% due 09/15/2020		3,000	2,843
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	10,000	12,078
Cerberus Nightingale SARL
8.250% due 02/01/2020		1,500	1,697
CHC Helicopter S.A.
9.250% due 10/15/2020		$5,063	2,860
9.375% due 06/01/2021		1,235	482
Chemours Co.
6.625% due 05/15/2023		2,500	1,688
7.000% due 05/15/2025		1,750	1,155
Chesapeake Energy Corp.
5.750% due 03/15/2023		8,500	5,586
6.625% due 08/15/2020		1,250	935
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		5,000	5,011
7.625% due 03/15/2020		2,500	2,514
CMA CGM S.A.
7.750% due 01/15/2021	EUR	1,250	1,275
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		$5,000	5,144
CommScope Technologies Finance LLC
6.000% due 06/15/2025		2,000	1,924
CommScope, Inc.
5.000% due 06/15/2021		2,000	1,963
5.500% due 06/15/2024		1,500	1,438
Community Health Systems, Inc.
6.875% due 02/01/2022		6,000	6,142
7.125% due 07/15/2020		3,000	3,127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Concho Resources, Inc.
5.500% due 04/01/2023		$3,000	$2,865
6.500% due 01/15/2022		1,250	1,233
Concordia Healthcare Corp.
7.000% due 04/15/2023		5,000	4,375
Constellation Brands, Inc.
4.250% due 05/01/2023		2,000	1,998
Constellium NV
5.750% due 05/15/2024		2,250	1,721
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		7,000	6,904
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		2,500	2,584
10.875% due 12/15/2018	EUR	4,000	4,653
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.500% due 08/01/2021		2,250	2,137
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	60
CPG Merger Sub LLC
8.000% due 10/01/2021		12,500	12,500
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		20,000	17,250
CSC Holdings LLC
6.750% due 11/15/2021		1,250	1,122
Darling Global Finance BV
4.750% due 05/30/2022	EUR	1,500	1,564
Darling Ingredients, Inc.
5.375% due 01/15/2022		$3,000	2,951
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		2,000	1,925
5.750% due 08/15/2022		3,000	3,131
DBP Holding Corp.
7.750% due 10/15/2020		4,000	2,760
Dean Foods Co.
6.500% due 03/15/2023		3,000	3,053
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	130
Deutsche Raststaetten Gruppe GmbH
6.750% due 12/30/2020	EUR	2,500	2,976
Diamond Foods, Inc.
7.000% due 03/15/2019		$5,000	5,153
Digicel Group Ltd.
7.125% due 04/01/2022		4,500	3,904
8.250% due 09/30/2020		3,500	3,255
Digicel Ltd.
6.000% due 04/15/2021		5,000	4,562
DISH DBS Corp.
5.000% due 03/15/2023		2,250	1,890
5.875% due 07/15/2022		4,000	3,540
5.875% due 11/15/2024		3,375	2,877
6.750% due 06/01/2021		3,000	2,873
DJO Finance LLC
10.750% due 04/15/2020		4,250	4,271
DJO Finco, Inc.
8.125% due 06/15/2021		5,000	4,887
Dollar Tree, Inc.
5.250% due 03/01/2020		1,000	1,030
5.750% due 03/01/2023		3,000	3,128
Dometic Group AB
9.500% due 06/26/2019 (b)	EUR	2,000	2,313
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (b)		3,369	452
Dynegy, Inc.
6.750% due 11/01/2019		$4,000	4,030
7.375% due 11/01/2022		3,000	3,038
7.625% due 11/01/2024		5,000	5,075

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eagle Spinco, Inc.
4.625% due 02/15/2021		$4,000	$3,400
Eldorado Resorts, Inc.
7.000% due 08/01/2023		3,750	3,703
Endo Finance LLC
5.375% due 01/15/2023		4,000	3,855
5.750% due 01/15/2022		4,000	3,950
6.000% due 07/15/2023		2,750	2,729
6.000% due 02/01/2025		3,500	3,434
7.750% due 01/15/2022		2,000	2,118
Ensemble S Merger Sub, Inc.
9.000% due 09/30/2023		2,000	1,943
Ephios Bondco PLC
6.250% due 07/01/2022	EUR	1,500	1,673
EWOS Holding A/S
6.750% due 11/01/2020		2,000	2,410
First Data Corp.
6.750% due 11/01/2020		$2,250	2,357
8.250% due 01/15/2021		4,500	4,686
11.250% due 01/15/2021		1,950	2,135
12.625% due 01/15/2021		6,250	7,117
First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,500	1,013
7.000% due 02/15/2021		3,000	1,958
7.250% due 05/15/2022		1,500	934
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		4,000	2,600
FTS International, Inc.
6.250% due 05/01/2022		125	39
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	4,000	4,034
Gardner Denver, Inc.
6.875% due 08/15/2021		$17,000	15,130
Gates Global LLC
5.750% due 07/15/2022	EUR	4,400	3,970
6.000% due 07/15/2022		$9,000	7,290
General Cable Corp.
5.750% due 10/01/2022		2,000	1,730
Getty Images, Inc.
7.000% due 10/15/2020		10,000	2,975
GHD Bondco PLC
7.000% due 04/15/2020	GBP	2,700	3,580
Gulfport Energy Corp.
6.625% due 05/01/2023		$2,000	1,850
7.750% due 11/01/2020		1,000	988
Halcon Resources Corp.
8.625% due 02/01/2020		1,500	1,253
8.875% due 05/15/2021 ^		5,500	1,678
9.750% due 07/15/2020 ^		2,000	690
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,337
HCA, Inc.
4.750% due 05/01/2023		5,000	5,030
5.375% due 02/01/2025		2,000	1,990
5.875% due 03/15/2022		2,000	2,150
5.875% due 05/01/2023		4,000	4,160
6.500% due 02/15/2020		3,000	3,277
7.500% due 02/15/2022		5,000	5,662
HD Supply, Inc.
7.500% due 07/15/2020		9,250	9,666
11.000% due 04/15/2020		4,000	4,450
11.500% due 07/15/2020		3,000	3,405
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	4,650
Hema Bondco BV
8.500% due 12/15/2019	EUR	3,000	1,029

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hertz Corp.
5.875% due 10/15/2020		$1,000	$1,000
6.250% due 10/15/2022		1,500	1,511
Hexion, Inc.
8.875% due 02/01/2018		3,000	2,392
9.000% due 11/15/2020		5,000	3,025
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)		1,500	1,506
iHeartCommunications, Inc.
9.000% due 03/01/2021		8,750	7,328
9.000% due 09/15/2022		3,250	2,677
10.000% due 01/15/2018		4,000	2,135
iHeartCommunications, Inc. (12.000% Cash and 2.000% PIK)
14.000% due 02/01/2021 (b)		5,203	2,182
Immucor, Inc.
11.125% due 08/15/2019		3,500	3,622
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	3,310
6.625% due 12/15/2022		6,000	4,710
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,000	3,269
8.125% due 06/01/2023		5,000	3,275
Interactive Data Corp.
5.875% due 04/15/2019		2,000	2,010
International Game Technology PLC
6.250% due 02/15/2022		2,000	1,870
6.500% due 02/15/2025		2,500	2,263
Intralot Capital Luxembourg S.A.
6.000% due 05/15/2021	EUR	2,000	1,983
Italics Merger Sub, Inc.
7.125% due 07/15/2023		$5,000	4,787
Jaguar Holding Co.
6.375% due 08/01/2023		3,625	3,534
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,452
JH-Holding Finance S.A.
8.250% due 12/01/2022 (b)	EUR	2,000	2,312
JMC Steel Group, Inc.
8.250% due 03/15/2018		$4,250	2,911
Jo-Ann Stores LLC
8.125% due 03/15/2019		4,000	3,720
Kinetic Concepts, Inc.
10.500% due 11/01/2018		4,000	4,197
12.500% due 11/01/2019		9,500	10,106
Kirk Beauty One GmbH
8.750% due 07/15/2023	EUR	2,000	2,218
Kirk Beauty Zero GmbH
6.250% due 07/15/2022		1,425	1,649
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020		2,125	2,422
KLX, Inc.
5.875% due 12/01/2022		$5,000	4,889
Laredo Petroleum, Inc.
7.375% due 05/01/2022		3,500	3,404
Lion/Seneca France S.A.S.
7.875% due 04/15/2019	EUR	3,000	2,911
LTF Merger Sub, Inc.
8.500% due 06/15/2023		$3,000	2,850
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		7,500	6,520
5.500% due 04/15/2025		1,500	1,343
5.625% due 10/15/2023		1,000	914
5.750% due 08/01/2022		4,000	3,875
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,666

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marcolin SpA
8.500% due 11/15/2019	EUR	4,000	$4,587
Matador Resources Co.
6.875% due 04/15/2023		$1,625	1,568
MCE Finance Ltd.
5.000% due 02/15/2021		3,000	2,655
MDC Partners, Inc.
6.750% due 04/01/2020		5,000	4,956
MGM Resorts International
6.000% due 03/15/2023		3,250	3,161
6.625% due 12/15/2021		7,500	7,725
6.750% due 10/01/2020		4,750	4,928
7.750% due 03/15/2022		5,000	5,344
8.625% due 02/01/2019		750	827
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	1,960
Modular Space Corp.
10.250% due 01/31/2019		3,000	2,100
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	5,000	5,099
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		$6,000	6,015
NBTY, Inc.
9.000% due 10/01/2018		2,000	2,050
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		4,000	4,140
Neiman Marcus Group Ltd. LLC (8.750% Cash or 9.500% PIK)
8.750% due 10/15/2021 (b)		2,000	2,070
Neptune Finco Corp.
6.625% due 10/15/2025 (a)		1,000	1,008
10.125% due 01/15/2023 (a)		1,750	1,770
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	2,500	3,609
Newfield Exploration Co.
5.625% due 07/01/2024		$1,250	1,194
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,156
Nielsen Finance LLC
4.500% due 10/01/2020		3,750	3,773
Northern Blizzard Resources, Inc.
7.250% due 02/01/2022		1,430	1,176
Novasep Holding S.A.S.
8.000% due 12/15/2016		1,063	1,015
Novelis, Inc.
8.750% due 12/15/2020		5,000	4,838
Numericable-SFR S.A.S.
5.375% due 05/15/2022		$1,500	1,686
5.625% due 05/15/2024	EUR	1,800	2,000
6.000% due 05/15/2022		5,000	4,831
6.250% due 05/15/2024		5,000	4,837
NXP BV
4.125% due 06/15/2020		2,750	2,764
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	1,585
6.875% due 03/15/2022		3,000	2,370
Omega U.S. Sub LLC
8.750% due 07/15/2023		3,000	2,670
Pactiv LLC
7.950% due 12/15/2025		2,000	1,905
Party City Holdings, Inc.
6.125% due 08/15/2023		2,000	2,025
Paternoster Holding GmbH
8.500% due 02/15/2023	EUR	3,000	3,034
Peabody Energy Corp.
6.250% due 11/15/2021		$4,000	840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Perstorp Holding AB
8.750% due 05/15/2017		$3,500	$3,605
11.000% due 08/15/2017		5,000	5,175
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,087
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		5,000	5,050
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	6,250	7,124
Phosphorus Holdco PLC (10.000% Cash or 10.000% PIK)
10.000% due 04/01/2019 ^	GBP	2,000	61
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		$3,164	3,117
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	973
Pizzaexpress Financing PLC
8.625% due 08/01/2022	GBP	2,000	3,115
Platform Specialty Products Corp.
6.500% due 02/01/2022		$4,000	3,460
Ply Gem Industries, Inc.
6.500% due 02/01/2022		11,250	10,842
Post Holdings, Inc.
6.000% due 12/15/2022		7,250	6,969
6.750% due 12/01/2021		5,000	5,012
7.750% due 03/15/2024		1,750	1,798
8.000% due 07/15/2025		1,250	1,290
PQ Corp.
8.750% due 11/01/2018		2,000	2,008
PRA Holdings, Inc.
9.500% due 10/01/2023		9,000	9,967
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	5,000	6,785
Prestige Brands, Inc.
5.375% due 12/15/2021		$750	735
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	3,875	3,701
PVH Corp.
4.500% due 12/15/2022		$4,000	3,890
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,335
5.000% due 03/15/2023		4,000	3,557
Regency Energy Partners LP
5.000% due 10/01/2022		1,000	978
5.500% due 04/15/2023		3,750	3,647
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		3,000	3,038
6.875% due 02/15/2021		680	703
7.875% due 08/15/2019		1,000	1,041
8.250% due 02/15/2021		5,000	5,012
9.875% due 08/15/2019		2,000	2,074
Rite Aid Corp.
6.125% due 04/01/2023		5,000	4,981
Riverbed Technology, Inc.
8.875% due 03/01/2023		3,750	3,422
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		1,930	2,011
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,000	1,950
6.875% due 04/15/2040		1,250	1,159
Roofing Supply Group LLC
10.000% due 06/01/2020		3,500	3,762
RSI Home Products, Inc.
6.500% due 03/15/2023		1,750	1,759
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		2,000	1,805
5.750% due 05/15/2024		7,500	6,712

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SAExploration Holdings, Inc.
10.000% due 07/15/2019 ^		$1,000	$635
Samson Investment Co.
9.750% due 02/15/2020 ^		3,500	61
Sanchez Energy Corp.
6.125% due 01/15/2023		3,500	2,363
SandRidge Energy, Inc.
7.500% due 02/15/2023 ^		1,000	221
8.125% due 10/15/2022 ^		2,000	440
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,292
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,034
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	2,250	2,363
4.750% due 05/15/2021		$4,000	3,960
Schaeffler Holding Finance BV
5.750% due 11/15/2021 (b)	EUR	1,325	1,588
6.250% due 11/15/2019 (b)		$3,500	3,723
6.750% due 11/15/2022 (b)		6,000	6,480
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	5,400	6,254
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,900	1,373
10.000% due 12/01/2022		5,000	4,375
Sealed Air Corp.
5.125% due 12/01/2024		1,000	983
5.250% due 04/01/2023		2,000	2,015
6.500% due 12/01/2020		2,000	2,200
Sensata Technologies BV
4.875% due 10/15/2023		3,000	2,876
5.000% due 10/01/2025		1,500	1,407
5.625% due 11/01/2024		1,750	1,752
Sequa Corp.
7.000% due 12/15/2017		6,150	3,198
Serta Simmons Bedding LLC
8.125% due 10/01/2020		5,000	5,269
ServiceMaster Co. LLC
7.450% due 08/15/2027		5,000	5,050
Seventy Seven Operating LLC
6.625% due 11/15/2019		1,000	630
Shearer’s Foods LLC
9.000% due 11/01/2019		3,500	3,727
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	5,250	6,028
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$8,800	8,360
Simmons Foods, Inc.
7.875% due 10/01/2021		5,000	4,631
Sirius XM Radio, Inc.
5.375% due 04/15/2025		3,000	2,873
SiTV LLC
10.375% due 07/01/2019		5,000	3,825
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,750	3,966
SoftBank Group Corp.
4.500% due 04/15/2020		2,000	1,942
Sophia LP
9.750% due 01/15/2019		7,000	7,530
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,538
6.625% due 11/15/2022		3,750	3,984
Springs Industries, Inc.
6.250% due 06/01/2021		3,250	3,234
Station Casinos LLC
7.500% due 03/01/2021		6,250	6,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Steel Dynamics, Inc.
6.125% due 08/15/2019		$1,000	$1,028
6.375% due 08/15/2022		250	247
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		4,500	4,477
Studio City Finance Ltd.
8.500% due 12/01/2020		4,000	3,740
Sun Products Corp.
7.750% due 03/15/2021		10,000	8,550
SunGard Data Systems, Inc.
6.625% due 11/01/2019		3,500	3,618
7.625% due 11/15/2020		2,000	2,083
Syniverse Holdings, Inc.
9.125% due 01/15/2019		3,000	2,565
T-Mobile USA, Inc.
6.250% due 04/01/2021		3,000	2,997
6.375% due 03/01/2025		1,500	1,436
6.625% due 04/01/2023		4,000	3,970
6.731% due 04/28/2022		5,000	5,000
6.836% due 04/28/2023		2,500	2,481
TEGNA, Inc.
4.875% due 09/15/2021		750	737
5.500% due 09/15/2024		1,000	975
Teine Energy Ltd.
6.875% due 09/30/2022		3,550	3,049
Tenet Healthcare Corp.
5.000% due 03/01/2019		1,500	1,457
6.750% due 06/15/2023		5,000	4,975
8.000% due 08/01/2020		2,000	2,070
8.125% due 04/01/2022		8,000	8,523
Terex Corp.
6.500% due 04/01/2020		2,000	2,040
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	2,133
Tesoro Logistics LP
6.250% due 10/15/2022		$2,500	2,450
TMF Group Holding BV
9.875% due 12/01/2019	EUR	4,250	5,081
TransDigm, Inc.
6.000% due 07/15/2022		$7,750	7,266
6.500% due 07/15/2024		10,000	9,448
6.500% due 05/15/2025		3,000	2,831
7.500% due 07/15/2021		1,250	1,309
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		3,500	1,488
Tronox Finance LLC
6.375% due 08/15/2020		4,000	2,560
7.500% due 03/15/2022		3,500	2,223
Tullow Oil PLC
6.000% due 11/01/2020		4,000	2,830
United Rentals North America, Inc.
5.500% due 07/15/2025		4,500	4,224
7.625% due 04/15/2022		2,500	2,669
Unitymedia GmbH
6.125% due 01/15/2025		2,000	1,945
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		2,000	1,885
5.500% due 09/15/2022	EUR	3,600	4,223
Univar USA, Inc.
6.750% due 07/15/2023		$3,250	3,031
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	2,865
5.125% due 02/15/2025		5,000	4,700
6.750% due 09/15/2022		2,618	2,719
8.500% due 05/15/2021		4,000	4,175
UPC Holding BV
6.375% due 09/15/2022	EUR	6,000	7,164

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 03/15/2023	EUR	3,000	$3,608
6.750% due 03/15/2023	CHF	3,000	3,318
UPCB Finance Ltd.
5.375% due 01/15/2025		$3,000	2,835
USG Corp.
7.875% due 03/30/2020		1,000	1,055
9.750% due 01/15/2018		3,796	4,242
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	2,500	2,510
5.500% due 03/01/2023		$1,250	1,188
5.625% due 12/01/2021		5,000	4,762
6.125% due 04/15/2025		4,000	3,842
6.375% due 10/15/2020		2,750	2,741
6.750% due 08/15/2021		4,000	4,050
7.000% due 10/01/2020		1,500	1,534
7.250% due 07/15/2022		5,375	5,543
7.500% due 07/15/2021		2,000	2,065
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		2,500	2,025
VeriSign, Inc.
4.625% due 05/01/2023		2,500	2,444
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	8,800
VWR Funding, Inc.
4.625% due 04/15/2022		5,000	5,313
Warren Resources, Inc.
9.000% due 08/01/2022		$1,750	394
Watco Cos. LLC
6.375% due 04/01/2023		3,500	3,482
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		3,325	3,258
Welltec A/S
8.000% due 02/01/2019		5,000	4,575
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,125	2,720
6.250% due 04/01/2023		2,000	1,740
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	6,000	6,704
7.375% due 04/23/2021		$5,000	4,950
Wise Metals Group LLC
8.750% due 12/15/2018		4,000	3,860
WPX Energy, Inc.
7.500% due 08/01/2020		1,000	920
8.250% due 08/01/2023		1,375	1,251
Wynn Las Vegas LLC
5.375% due 03/15/2022		4,000	3,700
5.500% due 03/01/2025		4,000	3,445
XPO Logistics, Inc.
5.750% due 06/15/2021	EUR	4,500	4,393
Zebra Technologies Corp.
7.250% due 10/15/2022		$3,000	3,202
ZF North America Capital, Inc.
4.750% due 04/29/2025		3,500	3,211
Zobele Holding SpA
7.875% due 02/01/2018	EUR	2,000	2,268

			1,327,779

UTILITIES 5.9%
AES Corp.
7.375% due 07/01/2021		$2,000	2,085
8.000% due 06/01/2020		2,000	2,270
American Energy-Permian Basin LLC
7.375% due 11/01/2021		3,750	2,194
Calpine Corp.
5.375% due 01/15/2023		3,000	2,813

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 01/15/2025	$3,000	$2,816
EP Energy LLC
9.375% due 05/01/2020	4,000	3,460
Frontier Communications Corp.
10.500% due 09/15/2022	1,000	975
11.000% due 09/15/2025	2,000	1,940
Genesis Energy LP
6.750% due 08/01/2022	2,000	1,887
MarkWest Energy Partners LP
4.500% due 07/15/2023	4,000	3,691
4.875% due 12/01/2024	1,000	920
5.500% due 02/15/2023	500	487
Midwest Generation LLC
8.560% due 01/02/2016	151	151
Millicom International Cellular S.A.
6.625% due 10/15/2021	2,000	1,988
NRG Energy, Inc.
6.250% due 05/01/2024	2,000	1,775
6.625% due 03/15/2023	1,000	925
7.625% due 01/15/2018	3,500	3,692
7.875% due 05/15/2021	3,000	3,056
Parsley Energy LLC
7.500% due 02/15/2022	6,000	5,850
Sprint Capital Corp.
6.875% due 11/15/2028	6,000	4,365
6.900% due 05/01/2019	2,000	1,765
8.750% due 03/15/2032	7,500	5,850
Sprint Communications, Inc.
6.000% due 11/15/2022	11,750	8,871
9.000% due 11/15/2018	2,000	2,105
Sprint Corp.
7.125% due 06/15/2024	5,000	3,860
7.250% due 09/15/2021	1,500	1,232
7.625% due 02/15/2025	2,000	1,554
7.875% due 09/15/2023	7,000	5,683

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Targa Resources Partners LP
4.125% due 11/15/2019	$1,250	$1,128
4.250% due 11/15/2023	4,000	3,340
5.250% due 05/01/2023	2,750	2,454
6.375% due 08/01/2022	500	481
Telecom Italia Capital S.A.
6.375% due 11/15/2033	5,000	4,812
Telecom Italia SpA
5.303% due 05/30/2024	7,000	6,869
TerraForm Power Operating LLC
5.875% due 02/01/2023	2,500	2,219
Virgin Media Finance PLC
5.750% due 01/15/2025	2,000	1,885
6.000% due 10/15/2024	2,000	1,933

		103,381

Total Corporate Bonds & Notes (Cost $1,821,883)		1,641,470

	SHARES
COMMON STOCKS 0.0%

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(e)	21,410	47
NVHL S.A. ‘B’ (c)(e)	21,410	47
NVHL S.A. ‘C’ (c)(e)	21,410	48
NVHL S.A. ‘D’ (c)(e)	21,410	48
NVHL S.A. ‘E’ (c)(e)	21,410	48
NVHL S.A. ‘F’ (c)(e)	21,410	48
NVHL S.A. ‘G’ (c)(e)	21,410	48
NVHL S.A. ‘H’ (c)(e)	21,410	48
NVHL S.A. ‘I’ (c)(e)	21,410	48
NVHL S.A. ‘J’ (c)(e)	21,410	48

Total Common Stocks (Cost $697)		478

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (f) 0.0%
		$595

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
0.092% due 01/07/2016 (h)	$70	70

Total Short-Term Instruments (Cost $665)		665

Total Investments in Securities (Cost $1,831,469)		1,650,772

	SHARES
INVESTMENTS IN AFFILIATES 4.5%

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	7,946,534	78,790

Total Short-Term Instruments (Cost $78,802)		78,790

Total Investments in Affiliates (Cost $78,802)		78,790

Total Investments 98.8% (Cost $1,910,271)		$1,729,562

Financial Derivative Instruments (g) 0.2% (Cost or Premiums, net $0)		3,169

Other Assets and Liabilities, net 1.0%		17,080

Net Assets 100.0%		$1,749,811

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$47	0.00%
NVHL S.A. ‘B’	03/09/2012	69	47	0.00%
NVHL S.A. ‘C’	03/09/2012	69	48	0.00%
NVHL S.A. ‘D’	03/09/2012	70	48	0.00%
NVHL S.A. ‘E’	03/09/2012	70	48	0.00%
NVHL S.A. ‘F’	03/09/2012	70	48	0.00%
NVHL S.A. ‘G’	03/09/2012	70	48	0.00%
NVHL S.A. ‘H’	03/09/2012	70	48	0.01%
NVHL S.A. ‘I’	03/09/2012	70	48	0.01%
NVHL S.A. ‘J’	03/09/2012	70	48	0.01%

		$697	$478	0.03%

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$595	U.S. Treasury Notes 0.625% due 02/15/2017	$(612)	$595	$595

Total Repurchase Agreements						$(612)	$595	$595

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$595	$0	$0	$595	$(612)	$(17)

Total Borrowings and Other Financing Transactions	$595	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	$		46,337		GBP	30,479	$0	$(230)
	11/2015		GBP	30,479	$		46,330	230	0

GLM	10/2015		EUR	179,457			202,511	1,986	0
	10/2015	$		1,229		GBP	798	0	(22)

HUS	10/2015			201,987		EUR	179,865	0	(1,007)
	11/2015		EUR	179,865	$		202,082	1,005	0

JPM	10/2015			282			318	3	0

SCX	10/2015			126			144	3	0
	10/2015		GBP	31,277			48,565	1,251	0

UAG	11/2015		CHF	6,433			6,560	0	(50)

Total Forward Foreign Currency Contracts								$4,478	$(1,309)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $70 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$230	$0	$0	$230	$(230)	$0	$0	$(230)	$0	$0	$0
GLM	1,986	0	0	1,986	(22)	0	0	(22)	1,964	(1,350)	614
HUS	1,005	0	0	1,005	(1,007)	0	0	(1,007)	(2)	0	(2)
JPM	3	0	0	3	0	0	0	0	3	0	3
SCX	1,254	0	0	1,254	0	0	0	0	1,254	(940)	314
UAG	0	0	0	0	(50)	0	0	(50)	(50)	70	20

Total Over the Counter	$4,478	$0	$0	$4,478	$(1,309)	$0	$0	$(1,309)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,478	$0	$4,478

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,309	$0	$1,309

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,342	$0	$1,342

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,153)	$0	$(10,153)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,933	$5,226	$8,159
Corporate Bonds & Notes
Banking & Finance	0	210,310	0	210,310
Industrials	0	1,327,779	0	1,327,779
Utilities	0	103,230	151	103,381
Common Stocks
Health Care	478	0	0	478
Short-Term Instruments
Repurchase Agreements	0	595	0	595
U.S. Treasury Bills	0	70	0	70
	$478	$1,644,917	$5,377	$1,650,772

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$78,790	$0	$0	$78,790

Total Investments	$79,268	$1,644,917	$5,377	$1,729,562

Financial Derivative Instruments - Assets
Over the counter	$0	$4,478	$0	$4,478

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,309)	$0	$(1,309)

Totals	$79,268	$1,648,086	$5,377	$1,732,731

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Long-Term Credit Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.4%

BANK LOAN OBLIGATIONS 6.2%
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)		$13,644	$13,999
Charter Communications Operating LLC
3.000% due 07/01/2020		3,949	3,908
3.500% due 01/24/2023		8,700	8,660
Crown Castle Operating Co.
3.000% due 01/31/2021		12,939	12,923
CSC Holdings, Inc.
2.694% due 04/17/2020		5,293	5,271
Dell International LLC
4.000% due 04/29/2020		6,426	6,416
Delos Finance SARL
3.500% due 03/06/2021		9,000	9,001
Delta Air Lines, Inc.
2.227% due 09/30/2019 (f)		24,649	24,611
2.311% due 05/09/2019 (f)		7,106	7,112
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		39,342	39,276
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		3,028	3,029
Las Vegas Sands LLC
3.250% due 12/19/2020		16,782	16,701
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (f)		18,051	18,205
5.860% - 6.110% due 06/24/2021 (f)		13,296	13,103
NRG Energy, Inc.
2.750% due 07/02/2018		5,695	5,595
Pennon Group PLC
5.125% due 12/15/2020		3,769	3,828
Rise Ltd.
4.750% due 01/31/2021 (f)		4,387	4,515
Scorpio Bulkers, Inc.
0.840% - 2.422% due 06/30/2028		1,402	1,399
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		564	565

Total Bank Loan Obligations (Cost $197,817)			198,117

CORPORATE BONDS & NOTES 58.6%

BANKING & FINANCE 23.5%
Allstate Corp.
6.500% due 05/15/2067		1,400	1,568
American International Group, Inc.
4.375% due 01/15/2055		12,000	10,978
4.800% due 07/10/2045		1,500	1,538
8.175% due 05/15/2068		400	530
Aviation Loan Trust
2.447% due 12/15/2022		2,187	2,033
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	12,800	13,958
9.000% due 05/09/2018 (e)		$6,400	6,780
Banco do Brasil S.A.
6.250% due 04/15/2024 (e)		4,200	2,016
9.000% due 06/18/2024 (e)		6,000	3,552
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	4,000	4,805
Banco Santander S.A.
6.250% due 09/11/2021 (e)		7,800	8,131
Bank of America Corp.
3.875% due 08/01/2025		$1,800	1,829

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.100% due 03/17/2025 (e)		$17,000	$16,554
6.250% due 09/05/2024 (e)		11,000	10,766
7.750% due 05/14/2038		7,700	10,624
Bank One Capital
8.750% due 09/01/2030		275	394
Barclays PLC
5.250% due 08/17/2045		16,200	16,389
BGC Partners, Inc.
5.375% due 12/09/2019		10,775	11,125
Blackstone CQP Holdco LP
9.296% due 03/19/2019		14,537	13,290
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		6,500	6,549
BPCE S.A.
4.625% due 07/11/2024		4,150	4,055
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,637
Citigroup, Inc.
5.950% due 05/15/2025 (e)		14,825	13,991
CME Group, Inc.
5.300% due 09/15/2043		1,800	2,043
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	7,100	7,906
7.875% due 01/23/2024 (e)		$17,500	17,456
Credit Suisse AG
6.500% due 08/08/2023		8,075	8,716
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		1,800	1,693
7.500% due 12/11/2023 (e)		5,300	5,535
Crown Castle International Corp.
5.250% due 01/15/2023		8,100	8,598
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		8,250	8,229
Doctors Co.
6.500% due 10/15/2023		10,150	11,098
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	6,316
Farmers Exchange Capital
5.454% due 10/15/2054		10,200	10,149
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,313
First American Financial Corp.
4.300% due 02/01/2023		900	906
General Electric Capital Corp.
7.500% due 08/21/2035		800	1,147
Goldman Sachs Group, Inc.
6.450% due 05/01/2036		1,000	1,172
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,480
Howard Hughes Corp.
6.875% due 10/01/2021		4,800	4,900
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		5,600	8,442
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		6,700	6,415
6.375% due 03/30/2025 (e)		455	435
6.500% due 09/15/2037		300	354
6.800% due 06/01/2038		12,320	15,127
7.625% due 05/17/2032		1,800	2,311
ING Groep NV
6.500% due 04/16/2025 (e)		1,800	1,718
Intesa Sanpaolo SpA
7.700% due 09/17/2025 (e)		3,500	3,423
Jefferies Finance LLC
7.375% due 04/01/2020		10,600	10,269
Jefferies LoanCore LLC
6.875% due 06/01/2020		6,995	6,715

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase & Co.
3.900% due 07/15/2025		$12,100	$12,393
6.100% due 10/01/2024 (e)		4,200	4,178
6.125% due 04/30/2024 (e)		16,000	16,000
6.750% due 02/01/2024 (e)		6,800	7,089
7.900% due 04/30/2018 (e)		14,300	14,863
KBC Bank NV
8.000% due 01/25/2023		9,600	10,517
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		4,291	3,877
LBG Capital PLC
7.625% due 12/09/2019	GBP	2,000	3,170
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,600	2,268
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		6,000	6,143
7.625% due 06/27/2023 (e)	GBP	3,537	5,418
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		$6,000	8,907
MetLife Capital Trust
7.875% due 12/15/2067		11,950	14,699
MetLife, Inc.
5.250% due 06/15/2020 (e)		5,400	5,373
10.750% due 08/01/2069		4,000	6,250
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,811
Navient Corp.
5.625% due 08/01/2033		17,600	11,484
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,932
5.100% due 10/16/2044		8,500	8,798
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,442
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,800	1,887
5.000% due 05/21/2019		5,300	5,612
5.000% due 05/23/2019		5,000	5,294
5.875% due 11/09/2015		600	669
Ohio National Life Insurance Co.
6.875% due 06/15/2042		$500	620
Omega Healthcare Investors, Inc.
4.500% due 04/01/2027		3,400	3,244
Pacific Life Insurance Co.
9.250% due 06/15/2039		29,375	43,939
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,351
PHH Corp.
6.375% due 08/15/2021		2,000	1,810
Pinnacol Assurance
8.625% due 06/25/2034 (f)		7,000	7,380
Piper Jaffray Cos.
4.825% due 11/30/2015		5,100	5,105
PNC Preferred Funding Trust
1.987% due 03/15/2017 (e)		12,750	11,722
Prudential Financial, Inc.
5.200% due 03/15/2044		5,000	4,931
5.875% due 09/15/2042		4,500	4,781
Rabobank Group
8.375% due 07/26/2016 (e)		9,400	9,720
Rio Oil Finance Trust
6.250% due 07/06/2024		11,950	7,678
6.750% due 01/06/2027		6,150	3,818
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		3,500	3,501
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,173

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Societe Generale S.A.
8.000% due 09/29/2025 (e)		$3,000	$2,960
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		4,395	5,517
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	92	137
UBS AG
7.250% due 02/22/2022		$4,000	4,171
7.625% due 08/17/2022		8,050	9,275
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	1,000	1,121
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		$16,900	16,866
Wachovia Capital Trust
5.570% due 11/02/2015 (e)		1,180	1,158
Wells Fargo & Co.
3.550% due 09/29/2025		13,400	13,433
3.900% due 05/01/2045		17,400	16,080
5.375% due 11/02/2043		4,500	4,970
5.900% due 06/15/2024 (e)		13,700	13,734
7.980% due 03/15/2018 (e)		1,033	1,092
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,700	4,837
Welltower, Inc.
5.125% due 03/15/2043		2,300	2,368
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	20,314
7.375% due 03/15/2032		3,814	4,808
7.950% due 03/15/2025		200	253
8.500% due 01/15/2025		10,400	13,594

			751,493

INDUSTRIALS 23.8%
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,424
4.500% due 05/14/2035		1,200	1,145
4.700% due 05/14/2045		11,100	10,818
Actavis Funding SCS
4.550% due 03/15/2035		5,700	5,263
4.750% due 03/15/2045		11,610	10,587
4.850% due 06/15/2044		1,000	915
Actavis, Inc.
4.625% due 10/01/2042		5,500	5,106
ADT Corp.
4.875% due 07/15/2042		11,150	8,084
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	1,000	1,057
Altria Group, Inc.
9.950% due 11/10/2038		$3,923	6,294
10.200% due 02/06/2039		4,729	7,670
Amazon.com, Inc.
4.950% due 12/05/2044		7,850	8,055
Amgen, Inc.
5.150% due 11/15/2041		28,907	29,832
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	1,990
Anadarko Petroleum Corp.
4.500% due 07/15/2044		10,000	8,934
7.000% due 11/15/2027		600	655
Anthem, Inc.
4.625% due 05/15/2042		4,000	3,959
Ashland, Inc.
6.875% due 05/15/2043		10,000	9,350
Barrick Gold Corp.
5.250% due 04/01/2042		7,200	5,658
5.800% due 11/15/2034		100	87

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,297	$1,159
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023 (a)		1,000	1,008
Becton Dickinson and Co.
4.685% due 12/15/2044		197	198
Biogen, Inc.
5.200% due 09/15/2045		3,200	3,243
BorgWarner, Inc.
4.375% due 03/15/2045		2,000	1,803
Buckeye Partners LP
5.600% due 10/15/2044		800	715
Building Materials Corp. of America
6.000% due 10/15/2025 (a)		3,000	3,045
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042		22,000	21,165
4.550% due 09/01/2044		3,200	3,153
California Resources Corp.
5.000% due 01/15/2020		425	275
5.500% due 09/15/2021 (h)		5,275	3,244
6.000% due 11/15/2024		3,000	1,811
Cameron International Corp.
7.000% due 07/15/2038		3,703	4,522
Canadian Oil Sands Ltd.
6.000% due 04/01/2042		8,400	6,097
Canadian Pacific Railway Co.
4.800% due 09/15/2035		2,000	2,058
6.125% due 09/15/2115		6,100	6,503
CBS Corp.
4.600% due 01/15/2045		2,150	1,901
4.900% due 08/15/2044		7,700	7,141
CCO Safari LLC
6.484% due 10/23/2045		900	910
6.834% due 10/23/2055		7,800	7,780
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	5,000	5,071
Cenovus Energy, Inc.
6.750% due 11/15/2039		$200	208
Comcast Corp.
6.450% due 03/15/2037		3,800	4,821
6.550% due 07/01/2039		8,800	11,201
6.950% due 08/15/2037		3,600	4,750
Continental Resources, Inc.
4.500% due 04/15/2023		5,750	4,945
Cox Communications, Inc.
8.375% due 03/01/2039		5,500	6,690
CVS Pass-Through Trust
7.507% due 01/10/2032		16,263	20,171
Domtar Corp.
6.750% due 02/15/2044		1,600	1,608
Ecopetrol S.A.
7.375% due 09/18/2043		16,000	14,680
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		9,300	10,531
Energy Transfer Partners LP
5.150% due 03/15/2045		1,500	1,175
6.125% due 12/15/2045		2,800	2,495
7.500% due 07/01/2038		14,004	14,738
Enterprise Products Operating LLC
4.450% due 02/15/2043		18,697	15,998
4.850% due 03/15/2044		18,179	16,274
5.100% due 02/15/2045		2,400	2,200
FedEx Corp.
5.100% due 01/15/2044		200	210
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	1,950

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Co.
5.000% due 04/01/2035	$4,550	$4,229
5.200% due 04/01/2045	6,000	5,654
Gilead Sciences, Inc.
4.750% due 03/01/2046	4,700	4,734
GLP Capital LP
5.375% due 11/01/2023	3,500	3,570
Goldcorp, Inc.
5.450% due 06/09/2044	8,000	7,435
Harvest Operations Corp.
6.875% due 10/01/2017	5,759	5,010
Hess Corp.
6.000% due 01/15/2040	1,500	1,444
7.300% due 08/15/2031	3,060	3,443
Hiland Partners LP
5.500% due 05/15/2022	4,945	4,843
7.250% due 10/01/2020	11,510	12,157
Home Depot, Inc.
4.250% due 04/01/2046	2,100	2,122
Hospira, Inc.
5.600% due 09/15/2040	3,000	3,457
International Paper Co.
5.000% due 09/15/2035	3,500	3,444
5.150% due 05/15/2046	1,000	981
JM Smucker Co.
4.375% due 03/15/2045	500	480
KazMunayGas National Co. JSC
5.750% due 04/30/2043	4,900	3,560
Kinder Morgan Energy Partners LP
6.550% due 09/15/2040	3,300	3,101
6.950% due 01/15/2038	5,000	4,971
7.300% due 08/15/2033	25	26
7.400% due 03/15/2031	100	105
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	3,753
7.420% due 02/15/2037	2,980	3,106
7.800% due 08/01/2031	2,500	2,563
8.050% due 10/15/2030	3,825	4,234
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,504
Kraft Foods Group, Inc.
6.875% due 01/26/2039	2,000	2,495
Kraft Heinz Foods Co.
5.000% due 07/15/2035	2,000	2,096
5.200% due 07/15/2045	3,950	4,202
Lender Processing Services, Inc.
5.750% due 04/15/2023	1,282	1,362
Lowe’s Cos., Inc.
4.375% due 09/15/2045	4,000	4,059
Magellan Midstream Partners LP
4.200% due 03/15/2045	2,000	1,671
6.400% due 05/01/2037	900	992
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,770
Medtronic, Inc.
4.375% due 03/15/2035	1,150	1,165
4.625% due 03/15/2045	9,850	10,187
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	4,205
National Fuel Gas Co.
5.200% due 07/15/2025	5,800	5,978
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)	11,000	11,646
NBCUniversal Media LLC
4.450% due 01/15/2043	8,100	8,090
5.950% due 04/01/2041	2,400	2,873

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Newfield Exploration Co.
5.375% due 01/01/2026		$5,100	$4,692
5.750% due 01/30/2022		3,200	3,120
Norfolk Southern Corp.
4.450% due 06/15/2045		3,800	3,689
ONEOK Partners LP
6.650% due 10/01/2036		14,735	14,745
Pfizer, Inc.
7.200% due 03/15/2039		300	412
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,411
4.250% due 11/10/2044		7,800	7,559
6.375% due 05/16/2038		600	750
Pioneer Natural Resources Co.
7.200% due 01/15/2028		17,016	19,814
Post Holdings, Inc.
8.000% due 07/15/2025		100	103
Pride International, Inc.
7.875% due 08/15/2040		4,100	3,465
QUALCOMM, Inc.
4.650% due 05/20/2035		4,700	4,300
4.800% due 05/20/2045		4,000	3,508
Reynolds American, Inc.
5.850% due 08/15/2045		3,200	3,574
6.150% due 09/15/2043		3,620	4,128
7.250% due 06/15/2037		660	819
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,000	7,160
SABMiller Holdings, Inc.
4.950% due 01/15/2042		5,600	5,716
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,490
Spectra Energy Partners LP
4.500% due 03/15/2045		375	320
Studio City Finance Ltd.
8.500% due 12/01/2020 (h)		6,400	5,984
Teck Resources Ltd.
5.400% due 02/01/2043		5,465	3,013
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,334
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,199
Thermo Fisher Scientific, Inc.
5.300% due 02/01/2044		900	951
Time Warner Cable, Inc.
5.250% due 07/15/2042	GBP	800	1,056
5.500% due 09/01/2041		$3,225	2,899
5.875% due 11/15/2040		2,641	2,523
6.550% due 05/01/2037		1,400	1,380
6.750% due 06/15/2039		2,359	2,368
7.300% due 07/01/2038		6,000	6,310
Time Warner, Inc.
4.850% due 07/15/2045		10,000	9,858
4.900% due 06/15/2042		3,700	3,709
6.200% due 03/15/2040		5,275	6,084
6.250% due 03/29/2041		3,505	4,053
6.500% due 11/15/2036		500	583
7.700% due 05/01/2032		2,190	2,852
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,294	1,506
8.000% due 04/01/2021		865	972
Union Pacific Corp.
3.875% due 02/01/2055		350	316
United Airlines Pass-Through Trust
4.300% due 02/15/2027		66	68
UnitedHealth Group, Inc.
4.625% due 07/15/2035		9,358	9,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 07/15/2045	$16,150	$17,106
Viacom, Inc.
4.375% due 03/15/2043	11,924	8,900
5.250% due 04/01/2044	1,550	1,348
5.850% due 09/01/2043	5,000	4,659
Virgin Australia Trust
5.000% due 04/23/2025	4,242	4,417
Weatherford International Ltd.
4.500% due 04/15/2022	975	790
Westmoreland Coal Co.
8.750% due 01/01/2022	4,500	3,701
Williams Cos., Inc.
8.750% due 03/15/2032	2,416	2,304
Williams Partners LP
4.900% due 01/15/2045	13,500	10,091
5.400% due 03/04/2044	2,500	2,003
6.300% due 04/15/2040	500	451
Wynn Las Vegas LLC
4.250% due 05/30/2023	9,652	8,011
5.500% due 03/01/2025	8,250	7,105
Wynn Macau Ltd.
5.250% due 10/15/2021 (h)	19,860	17,340
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	900	845
4.450% due 08/15/2045	8,700	8,079

		760,888

UTILITIES 11.3%
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	6,627	6,616
AT&T, Inc.
4.300% due 12/15/2042	11,713	10,109
4.350% due 06/15/2045	10,243	8,791
6.550% due 02/15/2039	31,783	36,063
British Telecommunications PLC
9.625% due 12/15/2030	1,300	1,944
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	4,539	4,704
Exelon Corp.
5.100% due 06/15/2045	9,800	10,053
FirstEnergy Corp.
7.375% due 11/15/2031	8,155	9,871
FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	6,550
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,000	1,735
6.000% due 11/27/2023	3,125	2,899
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	5,000	4,169
Illinois Power Generating Co.
6.300% due 04/01/2020	725	613
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	277
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,419
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,886	684
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	5,045	1,317
6.750% due 10/01/2023	1,540	421
Orange S.A.
9.000% due 03/01/2031	685	974
Petrobras Global Finance BV
2.429% due 01/15/2019	350	242
3.500% due 02/06/2017	4,000	3,565
6.750% due 01/27/2041	9,000	5,805

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.850% due 06/05/2115	$8,200	$5,207
Petroleos Mexicanos
5.500% due 06/27/2044	20,900	16,877
5.625% due 01/23/2046	18,200	14,970
6.375% due 01/23/2045	5,200	4,698
Plains All American Pipeline LP
4.700% due 06/15/2044	4,700	4,145
4.900% due 02/15/2045	8,000	7,175
5.150% due 06/01/2042	3,700	3,441
Saudi Electricity Global Sukuk Co.
5.500% due 04/08/2044	5,100	5,068
Shell International Finance BV
4.375% due 05/11/2045	5,300	5,240
Sprint Capital Corp.
6.875% due 11/15/2028	6,500	4,729
Sprint Corp.
7.125% due 06/15/2024	10,500	8,107
7.625% due 02/15/2025	5,100	3,962
7.875% due 09/15/2023	1,000	812
Telecom Italia Capital S.A.
7.200% due 07/18/2036	5,000	5,300
7.721% due 06/04/2038	2,000	2,180
Terraform Global Operating LLC
9.750% due 08/15/2022	400	321
Verizon Communications, Inc.
3.850% due 11/01/2042	2,875	2,393
4.522% due 09/15/2048	12,812	11,311
4.672% due 03/15/2055	78,103	67,573
5.012% due 08/21/2054 (h)	69,666	63,978
Yellowstone Energy LP
5.750% due 12/31/2026	1,726	1,768

		362,076

Total Corporate Bonds & Notes (Cost $1,979,349)		1,874,457

MUNICIPAL BONDS & NOTES 8.9%

CALIFORNIA 4.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	6,600	8,798
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	9,100	12,542
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,780
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	13,600	18,857
7.350% due 11/01/2039	1,700	2,370
7.500% due 04/01/2034	165	231
7.550% due 04/01/2039	8,195	11,812
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	8,300	12,155
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,444
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	876
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	1,400	1,753
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	800	699

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 06/01/2047	$8,905	$7,947
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	500	651
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	700	944
6.750% due 08/01/2049	6,400	8,843
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,406
7.618% due 08/01/2040	4,500	6,315
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,325
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,189
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,071
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	723
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	400	515
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,511
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,871
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	375
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	200	230
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,810
4.250% due 09/01/2028	2,450	2,460
5.000% due 09/01/2031	325	346
5.000% due 09/01/2034	1,000	1,061

		135,910

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,556

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	11,989

ILLINOIS 0.3%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,600	1,534
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,800	4,811
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,291

		8,636

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	$800	$1,038
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,362

		3,400

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	557
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,700	2,290
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	948
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,500	1,970

		5,765

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	578
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,193
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,304
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	6,300	8,089
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	9,035
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	934

		38,133

OHIO 0.9%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,749
7.834% due 02/15/2041	4,990	6,860
8.084% due 02/15/2050	1,000	1,456
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	13,000	10,764
6.500% due 06/01/2047	500	448

		27,277

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,134
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,750	3,466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	$1,800	$1,919

		18,519

TENNESSEE 0.1%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	3,610	4,116

TEXAS 0.8%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	5,139
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,587
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	9,619

		24,345

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,100	1,368

Total Municipal Bonds & Notes (Cost $244,491)		284,014

U.S. TREASURY OBLIGATIONS 54.6%
U.S. Treasury Bonds
2.000% due 02/15/2025 (h)(j)(l)	182,935	182,294
2.000% due 08/15/2025 (h)	547,770	545,217
2.500% due 02/15/2045 (h)	183,585	169,176
2.750% due 08/15/2042 (h)(j)(l)	155,475	151,764
2.750% due 11/15/2042 (h)(j)	97,900	95,419
3.000% due 05/15/2042 (l)	900	924
3.000% due 11/15/2044 (h)	94,000	96,081
3.000% due 05/15/2045	140,230	143,645
3.125% due 02/15/2042 (j)	3,215	3,386
3.125% due 02/15/2043 (l)	450	472
3.625% due 08/15/2043 (h)(j)(l)	92,750	106,829
3.625% due 02/15/2044 (j)(l)	1,850	2,129
4.250% due 05/15/2039 (j)(l)	2,375	2,996
4.375% due 11/15/2039 (j)	1,075	1,380
4.375% due 05/15/2040 (j)(l)	1,890	2,428
4.625% due 02/15/2040 (j)(l)	11,750	15,627
6.125% due 11/15/2027	1,200	1,704
U.S. Treasury Inflation Protected Securities (d)
0.375% due 07/15/2025 (h)	17,712	17,279
2.000% due 01/15/2026 (j)	3,607	4,055
U.S. Treasury Notes
0.625% due 12/31/2016 (l)	200	200
1.375% due 08/31/2020 (h)	192,830	193,116
U.S. Treasury Strips (c)
0.000% due 08/15/2043	300	131
0.000% due 11/15/2043	9,950	4,302
0.000% due 02/15/2044	18,500	7,907

Total U.S. Treasury Obligations (Cost $1,742,201)		1,748,461

MORTGAGE-BACKED SECURITIES 2.2%
Banc of America Funding Trust
5.500% due 01/25/2036	793	834
5.750% due 03/25/2036	591	590

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.315% due 09/10/2047		$335	$334
Bear Stearns Adjustable Rate Mortgage Trust
2.770% due 11/25/2034		2,181	2,114
Bear Stearns ALT-A Trust
2.671% due 11/25/2034		106	100
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	6,549
Berica Residential MBS SRL
0.288% due 03/31/2048	EUR	10,032	10,976
Chase Mortgage Finance Trust
4.744% due 12/25/2037 ^		$715	687
Citigroup Mortgage Loan Trust, Inc.
0.434% due 11/25/2036		2,736	2,455
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,676
Countrywide Alternative Loan Trust
0.524% due 09/25/2035		1,322	1,125
Countrywide Home Loan Mortgage Pass-Through Trust
2.560% due 04/20/2035		34	34
5.500% due 03/25/2035		696	724
Deutsche ALT-A Securities, Inc.
0.334% due 07/25/2047		444	363
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,140	2,199
GSMPS Mortgage Loan Trust
0.544% due 03/25/2035		1,635	1,414
GSR Mortgage Loan Trust
2.673% due 04/25/2035		1,124	1,127
Homestar Mortgage Acceptance Corp.
0.644% due 07/25/2034		88	87
IndyMac Mortgage Loan Trust
0.494% due 07/25/2035		771	668
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,333	3,455
JPMorgan Mortgage Trust
1.993% due 11/25/2033		37	37
JPMorgan Resecuritization Trust
2.751% due 09/26/2036		3,938	3,538
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		88	86
2.248% due 05/25/2033		22	22
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,457
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		641	661
Mortgages PLC
1.042% due 10/31/2038	GBP	3,332	4,783
NAAC Reperforming Loan REMIC Trust Certificates
0.644% due 02/25/2035		$2,271	1,925
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.764% due 02/25/2035		1,800	1,575
2.903% due 08/25/2035		1,082	1,060
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,328
Residential Accredit Loans, Inc. Trust
3.109% due 03/25/2035 ^		1,112	973
3.215% due 02/25/2035 ^		1,657	1,354
5.750% due 01/25/2034		5,167	5,325
Residential Funding Mortgage Securities, Inc. Trust
3.184% due 02/25/2036 ^		1,020	926
Sequoia Mortgage Trust
0.923% due 05/20/2034		1,623	1,565
Structured Adjustable Rate Mortgage Loan Trust
2.554% due 03/25/2034		45	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WaMu Mortgage Pass-Through Certificates Trust
0.634% due 07/25/2044	$784	$735
1.583% due 11/25/2041	369	347
Wells Fargo Mortgage-Backed Securities Trust
2.480% due 12/25/2033	48	48
2.619% due 01/25/2035	1,417	1,415
2.622% due 01/25/2035	97	99

Total Mortgage-Backed Securities (Cost $67,391)		69,815

ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp. Home Equity Loan Trust
0.989% due 01/25/2035	1,635	1,518
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	4,888	4,894
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	25,625	27,340
Ameriquest Mortgage Securities Trust
0.584% due 03/25/2036	1,280	1,105
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.644% due 07/25/2035	2,200	1,983
0.664% due 10/25/2035	1,000	975
1.064% due 07/25/2034	642	574
1.244% due 11/25/2034	1,537	1,430
Asset-Backed Securities Corp. Home Equity Loan Trust
0.834% due 07/25/2035	2,000	1,828
Bayview Financial Acquisition Trust
6.101% due 05/28/2037	79	80
Bear Stearns Asset-Backed Securities Trust
0.614% due 12/25/2035	2,000	1,709
0.934% due 01/25/2034	11	10
Countrywide Asset-Backed Certificates
0.374% due 09/25/2036	1,121	1,107
0.944% due 03/25/2034	1,058	1,017
Countrywide Asset-Backed Certificates Trust
0.794% due 08/25/2035	924	915
0.914% due 07/25/2034	1,762	1,672
Eagle Ltd.
2.570% due 12/15/2039	1,950	1,948
ECAF Ltd.
4.947% due 06/15/2040	3,500	3,596
First Franklin Mortgage Loan Trust
0.684% due 09/25/2035	3,846	3,762
0.914% due 05/25/2035	1,000	978
First NLC Trust
0.899% due 12/25/2035	1,615	1,539
GSAMP Trust
1.064% due 11/25/2034	1,002	923
Home Equity Asset Trust
1.244% due 07/25/2035	2,200	2,174
IXIS Real Estate Capital Trust
0.974% due 06/25/2035	793	781
Lehman XS Trust
0.994% due 10/25/2035	661	620
Merrill Lynch Mortgage Investors Trust
0.414% due 08/25/2036	1,000	980
Morgan Stanley ABS Capital, Inc. Trust
0.514% due 11/25/2035	1,879	1,855
Morgan Stanley Home Equity Loan Trust
0.664% due 08/25/2035	1,045	1,015
New Century Home Equity Loan Trust
0.704% due 07/25/2035	2,200	1,993
Park Place Securities, Inc.
0.664% due 09/25/2035	4,100	3,590

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.694% due 07/25/2035		$3,000	$2,971
0.724% due 07/25/2035		2,200	1,945
RAAC Trust
0.534% due 08/25/2036		800	721
0.579% due 10/25/2046		184	164
0.674% due 03/25/2037		2,868	2,780
Residential Asset Mortgage Products Trust
0.444% due 08/25/2046		1,800	1,575
Residential Asset Securities Corp. Trust
0.634% due 11/25/2035		200	181
0.654% due 10/25/2035		354	332
Salomon Mortgage Loan Trust
1.094% due 11/25/2033		30	30
Saxon Asset Securities Trust
0.989% due 03/25/2035 ^		1,653	1,509
SLM Student Loan Trust
1.795% due 04/25/2023		9,336	9,368
Specialty Underwriting & Residential Finance Trust
0.584% due 12/25/2036		3,100	2,566
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,500

Total Asset-Backed Securities (Cost $95,639)			100,553

SOVEREIGN ISSUES 3.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	2,100	2,025
Brazil Government International Bond
5.000% due 01/27/2045		$20,710	15,584
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	165,800	30,657
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (d)	EUR	36,213	44,630
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	34,991	2,193
4.000% due 11/08/2046 (d)		65,097	4,111
4.500% due 11/22/2035 (d)		69,133	4,655
4.600% due 01/23/2046		$6,075	5,430
Qatar Government International Bond
6.400% due 01/20/2040		3,000	3,948
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	75,000	528
4.500% due 07/03/2017		30,000	211

Total Sovereign Issues (Cost $151,273)			113,972

		SHARES
PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (e)		40,000	4,210
Ally Financial, Inc.
8.500% due 05/15/2016 (e)		45,506	1,184
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	3,046
State Street Corp.
5.900% due 03/15/2024 (e)		220,000	5,718

			14,158

UTILITIES 0.3%
DTE Energy Co.
5.250% due 12/01/2062		2,950	70
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	938

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

	SHARES	MARKET VALUE (000S)
Entergy Texas, Inc.
5.625% due 06/01/2064	142,184	$3,603
SCE Trust
5.625% due 06/15/2017 (e)	18,000	446
5.750% due 03/15/2024 (e)	207,000	5,629

		10,686

Total Preferred Securities (Cost $23,471)		24,844

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (g) 0.1%
		4,691

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.123% due 11/12/2015 - 02/25/2016 (b)(l)	$10,380	10,380

Total Short-Term Instruments (Cost $15,067)		15,071

Total Investments in Securities (Cost $4,516,699)		4,429,304

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	351,394	$3,484

Total Short-Term Instruments (Cost $3,484)		3,484

Total Investments in Affiliates (Cost $3,484)		3,484

Total Investments 138.5% (Cost $4,520,183)		$4,432,788

Financial Derivative Instruments (i)(k) (0.4%) (Cost or Premiums, net $(10,322))		(11,281)

Other Assets and Liabilities, net (38.1%)		(1,220,864)

Net Assets 100.0%		$3,200,643

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$ 13,644	$13,999	0.44%
Delta Air Lines, Inc.	2.227%	09/30/2019	09/29/2014	24,649	24,611	0.77%
Delta Air Lines, Inc.	2.311%	05/09/2019	05/05/2014	7,105	7,112	0.22%
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	4,221	3,877	0.12%
Norwegian Air Shuttle	4.110% - 4.250%	06/24/2026	06/25/2014 - 09/08/2014	18,051	18,205	0.57%
Norwegian Air Shuttle	5.860% - 6.110%	06/24/2021	06/25/2014	13,296	13,103	0.41%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	7,000	7,380	0.23%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	4,413	4,515	0.14%

				$ 92,379	$92,802	2.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$4,691	U.S. Treasury Notes 4.875% due 08/15/2016	$(4,786)	$4,691	$4,691

Total Repurchase Agreements						$(4,786)	$4,691	$4,691

(1)	Includes accrued interest.

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.100%)	05/20/2015	TBD	(2)	$(4,883)	$(4,881)
BOS	0.950%	09/29/2015	10/01/2015		(13,900)	(13,901)
DEU	0.050%	10/01/2015	10/05/2015		(320,397)	(320,397)
GRE	0.400%	08/25/2015	10/06/2015		(6,459)	(6,462)
GSC	(1.000%)	06/05/2015	TBD	(2)	(970)	(967)
IND	0.310%	09/30/2015	11/02/2015		(17,204)	(17,204)
JPS	0.190%	09/25/2015	10/09/2015		(49,178)	(49,179)
	0.250%	09/24/2015	10/01/2015		(114,893)	(114,898)
	0.300%	09/25/2015	10/02/2015		(16,518)	(16,519)
	0.330%	09/17/2015	10/05/2015		(40,593)	(40,598)
NXN	0.330%	08/17/2015	10/19/2015		(43,316)	(43,334)
	0.340%	08/18/2015	10/19/2015		(47,894)	(47,914)
	0.340%	08/19/2015	10/19/2015		(16,920)	(16,927)
	0.340%	08/28/2015	10/09/2015		(38,658)	(38,670)
	0.350%	08/31/2015	10/13/2015		(4,689)	(4,691)
	0.350%	09/08/2015	10/08/2015		(127,798)	(127,827)
	0.360%	08/21/2015	10/02/2015		(120,490)	(120,539)
SCX	0.170%	09/24/2015	10/01/2015		(197,750)	(197,756)
	0.330%	09/29/2015	10/06/2015		(29,200)	(29,200)
	0.360%	08/18/2015	10/19/2015		(40,242)	(40,260)
	0.360%	08/28/2015	10/21/2015		(9,372)	(9,376)
	0.360%	09/24/2015	10/19/2015		(57,900)	(57,904)
	0.380%	09/24/2015	10/05/2015		(29,100)	(29,102)
	0.470%	09/24/2015	10/07/2015		(91,200)	(91,208)

Total Reverse Repurchase Agreements						$(1,439,714)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.090%	09/22/2015	10/06/2015	$(74,734)	$(74,750)
	0.350%	09/25/2015	10/02/2015	(44,986)	(44,991)
	0.510%	09/28/2015	10/05/2015	(11,651)	(11,655)

Total Sale-Buyback Transactions					$(131,396)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,051,277 at a weighted average interest rate of 0.128%.
(4)	Payable for sale-buyback transactions includes $17 of deferred price drop.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $1,574,198 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(4,881)	$0	$(4,881)	$4,417	$(464)
BOS	0	(13,901)	0	(13,901)	13,921	20
DEU	0	(320,397)	0	(320,397)	319,703	(694)
GRE	0	(6,462)	0	(6,462)	6,345	(117)
GSC	0	(967)	0	(967)	1,122	155
IND	0	(17,204)	0	(17,204)	17,279	75
JPS	0	(221,194)	0	(221,194)	220,442	(752)
NXN	0	(399,902)	0	(399,902)	396,475	(3,427)
SCX	0	(454,806)	0	(454,806)	452,215	(2,591)
SSB	4,691	0	0	4,691	(4,786)	(95)

Master Securities Forward Transaction Agreement
GSC	0	0	(131,396)	(131,396)	131,092	(304)
NOM	0	0	0	0	(180)	(180)

Total Borrowings and Other Financing Transactions	$4,691	$(1,439,714)	$(131,396)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,848)	$(5,848)
U.S. Treasury Obligations	(326,555)	(769,710)	(17,204)	0	(1,113,469)

Total	$(326,555)	$(769,710)	$(17,204)	$(5,848)	$(1,119,317)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(131,396)	0	0	(131,396)

Total	$0	$(131,396)	$0	$0	$(131,396)

Total Borrowings	$(326,555)	$(901,106)	$(17,204)	$(5,848)	$(1,250,713)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (6)					$(1,250,713)

(6)	Unsettled reverse repurchase agreements liability of $(320,397) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,238	$(729)	$47	$0
90-Day Eurodollar June Futures	Short	06/2016	2,010	(2,509)	75	0
90-Day Eurodollar June Futures	Short	06/2017	1,554	(1,444)	58	0
90-Day Eurodollar June Futures	Short	06/2018	391	(706)	15	0
90-Day Eurodollar March Futures	Short	03/2017	3,015	(4,418)	113	0
90-Day Eurodollar September Futures	Short	09/2016	2,196	(3,154)	82	0

Total Futures Contracts				$(12,960)	$390	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$	217,899	$6,361	$(9,125)	$782	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020		24,400	6	53	69	(4)
CDX.IG-24 5-Year Index	1.000%	06/20/2020		509,620	2,710	(5,806)	14	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020		82,600	296	(23)	1	(15)

					$9,373	$(14,901)	$866	$(19)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$	95,550	$(3,733)	$(3,958)	$95	$0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		76,300	(379)	(381)	12	0
Receive	3-Month USD-LIBOR	2.250%	03/16/2019		412,800	(6,425)	(6,088)	113	0
Receive	3-Month USD-LIBOR	2.910%	08/20/2019		401,100	(4,190)	(2,746)	69	0
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		26,200	(823)	(726)	25	0
Receive	3-Month USD-LIBOR	2.335%	08/24/2025		19,400	(611)	(543)	19	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025		4,000	(121)	(97)	0	(121)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		124,800	(4,892)	(6,563)	120	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		84,600	(3,395)	(4,786)	261	0
Receive	3-Month USD-LIBOR	2.500%	12/22/2045		7,500	116	(442)	22	0

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month EUR-EURIBOR	0.950%	03/25/2025	EUR	1,200	$(12)	$(9)	$0	$(3)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		38,700	224	(301)	0	(91)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	60,100	(827)	(1,826)	0	(380)
Receive	6-Month GBP-LIBOR	2.150%	03/16/2046		4,600	(92)	(92)	0	(81)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	590,000	(73)	(37)	2	0
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		7,520,000	(3,113)	(3,441)	53	0
Receive	6-Month JPY-LIBOR	1.000%	09/20/2024		4,420,000	(585)	(660)	34	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	94,700	(5)	(57)	27	0
Pay	28-Day MXN-TIIE	6.750%	08/31/2021		91,000	314	(150)	28	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021		56,600	11	(126)	17	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		171,000	(44)	(286)	52	0
Pay	28-Day MXN-TIIE	6.750%	09/02/2022		135,700	414	(424)	49	0
Pay	28-Day MXN-TIIE	6.190%	01/03/2035		384,800	(2,387)	(2,196)	164	0

						$(30,628)	$(35,935)	$1,162	$(676)

Total Swap Agreements						$(21,255)	$(50,836)	$2,028	$(695)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $52,654 and cash of $10,406 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap (4) Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$390	$2,037	$2,427	$0	$0	$(695)	$(695)

(4)	Unsettled variation margin asset of $9 for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		TWD	208,857	$		6,441	$121	$0
	10/2015	$		19,641		GBP	12,919	0	(98)
	11/2015		CNY	129,150	$		19,866	0	(374)
	11/2015		GBP	12,919			19,638	98	0
	11/2015	$		34,732		CNY	222,572	108	0
	12/2015		HKD	1,834	$		237	0	0
	12/2015	$		631		MXN	10,734	0	0

BPS	10/2015		MYR	31,759	$		7,576	344	0
	12/2015		MXN	127,274			7,479	0	(4)
	09/2016		CNY	147,758			22,457	0	(119)
	01/2017		BRL	12,498			4,399	1,632	0

BRC	10/2015			17,496			4,500	87	0
	10/2015	$		4,404		BRL	17,496	9	0
	10/2016		CNY	52,384	$		8,000	7	0

CBK	10/2015		SGD	9,106			6,504	106	0
	10/2015		TWD	161,040			4,909	36	0
	10/2015	$		14,621		AUD	20,955	87	0
	10/2015			47,503		JPY	5,702,480	45	0
	10/2015			19,246		SGD	27,579	131	0
	11/2015		AUD	20,955	$		14,596	0	(87)
	11/2015		JPY	107,900			868	0	(32)
	11/2015	$		5,745		EUR	5,136	0	(3)
	12/2015		SGD	27,579	$		19,190	0	(146)

DUB	10/2015		BRL	176,057			44,314	0	(94)
	10/2015		KRW	7,653,373			6,340	0	(112)
	10/2015		SGD	852			600	1	0
	10/2015		THB	197,655			5,490	48	0
	10/2015	$		43,948		BRL	176,057	460	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		BRL	176,057	$		43,503	$0	$(419)
	11/2015	$		4,112		BRL	16,702	55	0
	01/2017			4,399			12,498	0	(1,632)

FBF	10/2015		JPY	4,055,595	$		33,739	0	(68)
	12/2015	$		295		MXN	5,089	4	0

GLM	10/2015		BRL	7,743	$		2,089	136	0
	10/2015		EUR	140,913			159,016	1,559	0
	10/2015		INR	161,660			2,415	0	(45)
	10/2015		KRW	7,590,211			6,320	0	(79)
	10/2015	$		1,949		BRL	7,743	4	0
	11/2015			14,642		AUD	20,951	37	0
	11/2015			3,207		EUR	2,854	0	(16)

HUS	10/2015		INR	209,096	$		3,120	0	(62)
	10/2015		JPY	5,696,768			47,600	100	0
	10/2015		MYR	26,654			6,457	387	0
	10/2015		SGD	5,819			4,125	37	0
	11/2015	$		13,598		CNY	87,053	29	0
	11/2015			2,800		GBP	1,843	0	(13)

JPM	10/2015		BRL	150,818	$		41,892	3,850	0
	10/2015		GBP	837			1,282	16	0
	10/2015		INR	714,421			10,658	0	(214)
	10/2015		KRW	7,301,244			6,198	43	0
	10/2015		THB	256,074			7,129	78	0
	10/2015	$		37,962		BRL	150,818	80	0
	10/2015			1,097		EUR	976	0	(6)
	11/2015		EUR	1,176	$		1,319	5	0
	04/2016		CNY	4,214			622	0	(28)
	04/2016	$		710		CNY	4,214	0	(60)
	09/2016		CNY	51,618	$		7,852	0	(35)

MSB	10/2015	$		156,608		EUR	139,937	0	(242)
	10/2015			33,768		JPY	4,055,595	38	0
	11/2015		EUR	139,937	$		156,680	240	0
	11/2015		JPY	4,055,595			33,782	0	(37)
	11/2015	$		1,192		JPY	142,677	0	(2)

NAB	10/2015		AUD	20,955	$		14,939	230	0

SCX	10/2015		GBP	12,082			18,760	483	0
	10/2015		SGD	11,802			8,419	127	0
	10/2015		TWD	245,077			7,604	188	0
	11/2015		CNY	289,885			44,293	0	(1,084)
	09/2016			120,758			18,365	0	(86)

UAG	10/2015		MYR	21,877			5,171	189	0
	10/2015		THB	230,506			6,448	101	0
	10/2015	$		16,830		INR	1,083,382	0	(344)
	12/2015			131		MXN	2,233	1	0

Total Forward Foreign Currency Contracts								$11,337	$(5,541)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
SCX	Call - OTC USD versus CNH	CNH	6.700	09/29/2016	$	8,000	$180	$172

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	$	319,500	$659	$2,006

CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016		15,800	677	2

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300%	03/14/2016		44,350	1,464	289
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		9,400	549	162
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933%	08/13/2018		8,500	884	812

FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017		6,700	413	115
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		6,700	386	116

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000%	01/11/2016	$	749,700	$1,628	$2,924

JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.260%	03/14/2016		106,500	319	754

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		428,300	523	1,411
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045%	01/06/2016		142,200	335	646
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270%	03/14/2016		96,350	293	697
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017		24,100	1,687	414
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020%	12/18/2017		18,000	1,454	1,325
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185%	09/17/2018		28,500	2,636	2,155

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017		30,300	1,896	524

								$15,803	$14,352

Total Purchased Options								$15,983	$14,524

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$	26,600	$(47)	$(47)

BPS	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		6,500	(11)	(14)

BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015		117,400	(182)	(255)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		43,200	(27)	(7)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		43,200	(58)	(95)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		5,850	(11)	(10)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	12/16/2015		35,100	(51)	(80)

CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		19,400	(36)	(43)
	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.600%	11/18/2015	EUR	13,400	(9)	(2)

GST	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015	$	11,200	(29)	(40)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		17,300	(12)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		17,300	(20)	(48)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.050%	11/18/2015		36,800	(60)	(63)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		32,700	(79)	(45)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.100%	01/20/2016		4,000	(16)	(16)

MYC	Call - OTC CDX.IG-25 5-Year Index	Buy	0.750%	12/16/2015		29,100	(24)	(13)
	Put - OTC CDX.IG-25 5-Year Index	Sell	1.050%	12/16/2015		29,100	(70)	(104)

							$(742)	$(885)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
SCX	Put - OTC USD versus CNH	CNH	6.280	09/29/2016	$8,000	$(48)	$(48)
	Call - OTC USD versus CNH		7.000	09/29/2016	8,000	(125)	(117)

						$(173)	$(165)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$(10)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	(8)

DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	(4)

						$(213)	$(22)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	$ 154,200	$(1,532)	$(2,478)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	60,400	(740)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	03/14/2016	50,500	(717)	(86)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920%	08/17/2017	37,500	(551)	(85)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900%	08/13/2018	37,400	(884)	(654)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910%	08/15/2017	$ 26,800	$(415)	$(61)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017	26,600	(386)	(62)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	03/14/2016	23,150	(320)	(336)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	03/14/2016	54,850	(795)	(94)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950%	08/15/2017	96,700	(1,736)	(206)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	12/18/2017	79,000	(1,484)	(1,047)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	09/17/2018	125,400	(2,648)	(2,095)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015	28,000	(151)	(251)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015	28,000	(120)	(55)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	03/14/2016	21,200	(297)	(308)

NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017	121,100	(1,907)	(281)

							$(14,683)	$(8,099)

Total Written Options							$(15,811)	$(9,171)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Premiums
Balance at Beginning of Period	1,176	$1,967,996	AUD	20,982	$(31,761)
Sales	133	940,050		183,850	(7,137)
Closing Buys	(1,176)	(753,500)		(137,132)	18,081
Expirations	(133)	(143,058)		(54,300)	1,316
Exercised	0	(529,038)		0	3,690

Balance at End of Period	0	$1,482,450	AUD	13,400	$(15,811)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2020	1.213%	$	1,850	$(2)	$(16)	$0	$(18)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		4,000	(84)	(52)	0	(136)
	Morgan Stanley	1.000%	06/20/2020	0.917%		10,000	96	(55)	41	0
	Russia Government International Bond	1.000%	03/20/2020	3.374%		15,000	(2,456)	1,019	0	(1,437)
	Russia Government International Bond	1.000%	06/20/2020	3.403%		15,000	(2,262)	738	0	(1,524)
	Volkswagen International Finance NV	1.000%	12/20/2020	2.672%	EUR	4,700	(418)	1	0	(417)

BPS	China Government International Bond	1.000%	09/20/2020	1.213%	$	4,200	(19)	(22)	0	(41)
	China Government International Bond	1.000%	12/20/2020	1.261%		4,000	(76)	25	0	(51)
	Freeport-McMoRan, Inc.	1.000%	06/20/2018	4.869%		5,900	(164)	(407)	0	(571)
	MGM Resorts International	5.000%	06/20/2020	3.521%		700	60	(15)	45	0
	Petrobras International Finance Co.	1.000%	06/20/2018	10.322%		10,400	(523)	(1,703)	0	(2,226)

BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2019	0.507%		2,800	57	1	58	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.618%		7,100	105	28	133	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.971%		5,000	(146)	158	12	0
	China Government International Bond	1.000%	09/20/2020	1.213%		3,375	0	(33)	0	(33)
	Freeport-McMoRan, Inc.	1.000%	06/20/2019	5.656%		3,700	(87)	(469)	0	(556)
	Italy Government International Bond	1.000%	06/20/2020	1.040%		10,000	(12)	(3)	0	(15)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		2,000	(7)	(20)	0	(27)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		900	(19)	(12)	0	(31)
	Petrobras International Finance Co.	1.000%	06/20/2018	10.322%		14,000	(635)	(2,362)	0	(2,997)
	Russia Government International Bond	1.000%	03/20/2020	3.374%		12,200	(1,998)	829	0	(1,169)
	Shell International Finance BV	1.000%	03/20/2021	0.856%	EUR	8,000	161	(89)	72	0
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%		2,800	(158)	(87)	0	(245)

CBK	BMW Finance NV	1.000%	12/20/2020	1.149%		500	(8)	4	0	(4)
	China Government International Bond	1.000%	09/20/2020	1.213%	$	1,600	(1)	(15)	0	(16)
	Goldman Sachs Group, Inc.	1.000%	09/20/2020	0.972%		16,400	91	(65)	26	0
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		14,950	92	(297)	0	(205)
	MGM Resorts International	5.000%	06/20/2020	3.521%		3,000	262	(70)	192	0

DUB	MetLife, Inc.	1.000%	12/20/2018	0.561%		21,100	98	203	301	0
	MetLife, Inc.	1.000%	09/20/2021	1.098%		18,000	132	(226)	0	(94)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		19,150	145	(407)	0	(262)
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.712%		2,000	(88)	120	32	0

FBF	American Airlines Group, Inc.	5.000%	12/20/2015	1.304%		2,550	52	(27)	25	0
	American Airlines Group, Inc.	5.000%	12/20/2016	1.590%		1,700	36	37	73	0
	AT&T, Inc.	1.000%	03/20/2023	1.224%		13,400	(360)	159	0	(201)

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Goldman Sachs Group, Inc.	1.000%	09/20/2020	0.972%	$	1,400	$0	$2	$2	$0
	JPMorgan Chase & Co.	1.000%	09/20/2020	0.830%		9,600	88	(7)	81	0
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		500	2	(9)	0	(7)
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	1.629%	EUR	12,000	(661)	206	0	(455)

GST	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%	$	4,125	226	(1,146)	0	(920)
	China Government International Bond	1.000%	09/20/2020	1.213%		3,300	(4)	(28)	0	(32)
	Enbridge, Inc.	1.000%	09/20/2017	2.046%		15,000	258	(557)	0	(299)
	Energy Transfer Partners LP	1.000%	03/20/2020	1.981%		1,100	(53)	8	0	(45)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	4.516%		8,800	(1,394)	128	0	(1,266)
	Italy Government International Bond	1.000%	06/20/2020	1.040%		21,800	(32)	(2)	0	(34)
	JPMorgan Chase & Co.	1.000%	09/20/2020	0.830%		4,200	36	(1)	35	0
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		1,400	(3)	(16)	0	(19)
	Petrobras International Finance Co.	1.000%	06/20/2018	10.322%		5,000	(208)	(862)	0	(1,070)
	Russia Government International Bond	1.000%	06/20/2020	3.403%		4,000	(635)	229	0	(406)
	Sprint Communications, Inc.	5.000%	09/20/2019	8.092%		1,000	93	(190)	0	(97)

HUS	China Government International Bond	1.000%	09/20/2020	1.213%		10,275	(56)	(45)	0	(101)
	Mexico Government International Bond	1.000%	09/20/2020	1.730%		1,100	(24)	(13)	0	(37)

JPM	Citigroup, Inc.	1.000%	12/20/2018	0.653%		18,500	117	92	209	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2020	0.930%		25,000	144	(58)	86	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2020	1.010%		1,800	7	(7)	0	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		2,000	(2)	(1)	0	(3)
	Masco Corp.	5.000%	09/20/2020	0.914%		7,000	993	389	1,382	0
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		6,500	25	(114)	0	(89)
	Morgan Stanley	1.000%	06/20/2020	0.917%		15,000	144	(83)	61	0
	Russia Government International Bond	1.000%	09/20/2018	3.106%		1,000	(91)	32	0	(59)
	Russia Government International Bond	1.000%	06/20/2020	3.403%		1,700	(233)	60	0	(173)

MYC	Apache Corp.	1.000%	12/20/2020	1.956%		3,100	(143)	0	0	(143)
	Chesapeake Energy Corp.	5.000%	03/20/2020	12.520%		12,350	659	(3,414)	0	(2,755)
	Entergy Corp.	1.000%	03/20/2021	0.775%		2,500	(271)	301	30	0
	Freeport-McMoRan, Inc.	1.000%	09/20/2017	4.102%		2,000	(36)	(81)	0	(117)
	Freeport-McMoRan, Inc.	1.000%	06/20/2018	4.869%		300	(8)	(21)	0	(29)
	Italy Government International Bond	1.000%	06/20/2019	0.900%		18,200	12	59	71	0
	Italy Government International Bond	1.000%	06/20/2020	1.040%		5,000	(9)	1	0	(8)
	Mexico Government International Bond	1.000%	03/20/2019	1.415%		22,600	138	(448)	0	(310)
	Volkswagen International Finance NV	1.000%	12/20/2020	2.656%	EUR	450	(28)	(11)	0	(39)

							$(9,085)	$(8,737)	$2,967	$(20,789)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
								Asset	Liability
BRC	iTraxx Japan 24 5-Year Index	1.000%	12/20/2020	JPY	17,000	$2	$(1)	$1	$0

CBK	iTraxx Japan 24 5-Year Index	1.000%	12/20/2020		6,000	1	0	1	0
	MCDX-24 5-Year Index	1.000%	06/20/2020	$	21,500	65	(79)	0	(14)

DUB	iTraxx Japan 24 5-Year Index	1.000%	12/20/2020	JPY	115,000	9	0	9	0

FBF	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$	31,000	(1,534)	(198)	0	(1,732)

GST	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		2,200	(111)	(12)	0	(123)
	MCDX-24 5-Year Index	1.000%	06/20/2020		18,500	60	(72)	0	(12)

JPM	iTraxx Japan 24 5-Year Index	1.000%	12/20/2020	JPY	32,000	4	(1)	3	0

MEI	CMBX.NA.AAA.8 Index	0.500%	10/17/2057	$	1,600	(86)	(4)	0	(90)

MYC	MCDX-24 5-Year Index	1.000%	06/20/2020		15,400	46	(56)	0	(10)

						$(1,544)	$(423)	$14	$(1,981)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	3-Month USD-CPURNSA Index	1.303%	09/30/2020	$		19,500	$0	$20	$20	$0
	Receive	3-Month USD-CPURNSA Index	1.273%	09/30/2020			10,050	0	25	25	0
	Receive	3-Month USD-CPURNSA Index	1.278%	10/01/2020			10,000	0	22	22	0

DUB	Pay	1-Year BRL-CDI	15.510%	07/01/2016		BRL	20,700	4	2	6	0
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			57,800	10	(230)	0	(220)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			172,700	162	(2,361)	0	(2,199)

FBF	Pay	1-Year BRL-CDI	14.720%	01/02/2018			57,800	11	(231)	0	(220)

GLM	Pay	1-Year BRL-CDI	13.730%	01/02/2018			43,200	17	(360)	0	(343)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			315,000	(51)	(1,148)	0	(1,199)
	Pay	1-Year BRL-CDI	15.500%	01/02/2018			52,000	5	(45)	0	(40)

HUS	Pay	1-Year BRL-CDI	13.730%	01/02/2018			3,200	1	(27)	0	(26)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018			39,000	(23)	(125)	0	(148)
	Pay	1-Year BRL-CDI	15.500%	01/02/2018			33,500	(47)	21	0	(26)
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		MXN	41,800	46	83	129	0

MYC	Receive	3-Month USD-CPURNSA Index	1.533%	11/07/2016	$		6,900	0	(154)	0	(154)

								$135	$(4,508)	$202	$(4,575)

Total Swap Agreements								$(10,494)	$(13,668)	$3,183	$(27,345)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $25,314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$327	$2,006	$108	$2,441	$(472)	$(2,525)	$(3,532)	$(6,529)	$(4,088)	$4,264	$176
BPS	1,976	0	45	2,021	(123)	(14)	(2,889)	(3,026)	(1,005)	953	(52)
BRC	103	0	276	379	0	(447)	(5,073)	(5,520)	(5,141)	5,612	471
CBK	405	2	219	626	(268)	(149)	(239)	(656)	(30)	(260)	(290)
DUB	564	1,263	348	2,175	(2,257)	(743)	(2,775)	(5,775)	(3,600)	3,569	(31)
FBF	4	231	181	416	(68)	(123)	(2,615)	(2,806)	(2,390)	2,501	111
GLM	1,736	2,924	0	4,660	(140)	0	(1,582)	(1,722)	2,938	(1,320)	1,618
GST	0	0	35	35	0	(40)	(4,323)	(4,363)	(4,328)	4,509	181
HUS	553	0	129	682	(75)	0	(338)	(413)	269	(360)	(91)
JPM	4,072	754	1,741	6,567	(343)	(605)	(324)	(1,272)	5,295	(4,100)	1,195
MEI	0	0	0	0	0	0	(90)	(90)	(90)	0	(90)
MSB	278	0	0	278	(281)	0	0	(281)	(3)	0	(3)
MYC	0	6,648	101	6,749	0	(4,079)	(3,565)	(7,644)	(895)	1,087	192
NAB	230	0	0	230	0	0	0	0	230	(290)	(60)
NGF	0	524	0	524	0	(281)	0	(281)	243	(280)	(37)
SCX	798	172	0	970	(1,170)	(165)	0	(1,335)	(365)	1,888	1,523
UAG	291	0	0	291	(344)	0	0	(344)	(53)	(770)	(823)

Total Over the Counter	$11,337	$14,524	$3,183	$29,044	$(5,541)	$(9,171)	$(27,345)	$(42,057)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$390	$390
Swap Agreements	0	866	0	0	1,171	2,037

	$0	$866	$0	$0	$1,561	$2,427

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,337	$0	$11,337
Purchased Options	0	0	0	172	14,352	14,524
Swap Agreements	0	2,981	0	0	202	3,183

	$0	$2,981	$0	$11,509	$14,554	$29,044

	$0	$3,847	$0	$11,509	$16,115	$31,471

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$19	$0	$0	$676	$695

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,541	$0	$5,541
Written Options	0	885	0	165	8,121	9,171
Swap Agreements	0	22,770	0	0	4,575	27,345

	$0	$23,655	$0	$5,706	$12,696	$42,057

	$0	$23,674	$0	$5,706	$13,372	$42,752

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$3,078	$0	$(2)	$3,076
Written Options	0	0	1,514	0	67	1,581
Futures	0	0	0	0	(4,335)	(4,335)
Swap Agreements	0	6,146	0	0	3,333	9,479

	$0	$6,146	$4,592	$0	$(937)	$9,801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,309	$0	$17,309
Purchased Options	0	0	4,629	0	(1,260)	3,369
Written Options	0	515	3,668	679	5,145	10,007
Swap Agreements	0	(12,705)	0	0	(342)	(13,047)

	$0	$(12,190)	$8,297	$17,988	$3,543	$17,638

	$0	$(6,044)	$12,889	$17,988	$2,606	$27,439

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(2,750)	$0	$1	$(2,749)
Written Options	0	0	(1,338)	0	0	(1,338)
Futures	0	0	0	0	(8,293)	(8,293)
Swap Agreements	0	(18,063)	0	0	(17,257)	(35,320)

	$0	$(18,063)	$(4,088)	$0	$(25,549)	$(47,700)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(29,852)	$0	$(29,852)
Purchased Options	0	0	(4,363)	(8)	3,022	(1,349)
Written Options	0	(213)	(3,432)	8,314	3,249	7,918
Swap Agreements	0	3,984	0	0	(3,462)	522

	$0	$3,771	$(7,795)	$(21,546)	$2,809	$(22,761)

	$0	$(14,292)	$(11,883)	$(21,546)	$(22,740)	$(70,461)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Schedule of Investments PIMCO Long-Term Credit Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$111,345	$86,772	$198,117
Corporate Bonds & Notes
Banking & Finance	0	720,630	30,863	751,493
Industrials	0	756,403	4,485	760,888
Utilities	0	360,308	1,768	362,076
Municipal Bonds & Notes
California	0	135,910	0	135,910
Florida	0	4,556	0	4,556
Georgia	0	11,989	0	11,989
Illinois	0	8,636	0	8,636
Indiana	0	3,400	0	3,400
New Jersey	0	5,765	0	5,765
New York	0	38,133	0	38,133
Ohio	0	27,277	0	27,277
Pennsylvania	0	18,519	0	18,519
Tennessee	0	4,116	0	4,116
Texas	0	24,345	0	24,345
Washington	0	1,368	0	1,368
U.S. Treasury Obligations	0	1,748,461	0	1,748,461
Mortgage-Backed Securities	0	69,815	0	69,815
Asset-Backed Securities	0	71,265	29,288	100,553
Sovereign Issues	0	113,972	0	113,972
Preferred Securities
Banking & Finance	3,046	11,112	0	14,158
Utilities	4,541	6,145	0	10,686

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short-Term Instruments
Repurchase Agreements	$0	$4,691	$0	$4,691
U.S. Treasury Bills	0	10,380	0	10,380
	$7,587	$4,268,541	$153,176	$4,429,304

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,484	$0	$0	$3,484

Total Investments	$11,071	$4,268,541	$153,176	$4,432,788

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	390	2,028	0	2,418
Over the counter	0	29,044	0	29,044
	$390	$31,072	$0	$31,462

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(695)	0	(695)
Over the counter	0	(42,057)	0	(42,057)
	$0	$(42,752)	$0	$(42,752)

Totals	$11,461	$4,256,861	$153,176	$4,421,498

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$112,177	$(103)	$(25,674)	$(2)	$45	$329	$0	$0	$86,772	$422
Corporate Bonds & Notes
Banking & Finance	32,669	330	(83)	11	2	(2,066)	0	0	30,863	(2,069)
Industrials	16,482	0	(8,860)	(101)	(2,312)	1,754	0	(2,478)	4,485	(48)
Utilities	7,091	0	(406)	(5)	(31)	(177)	0	(4,704)	1,768	(38)
Asset-Backed Securities	38,938	0	(2,068)	(2)	(4)	(182)	0	(7,394)	29,288	(54)

Totals	$207,357	$227	$(37,091)	$(99)	$(2,300)	$(342)	$0	$(14,576)	$153,176	$(1,787)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$86,772	Proxy Pricing	Base Price	98.13-102.19
Corporate Bonds & Notes
Banking & Finance	30,863	Proxy Pricing	Base Price	100.00-103.38
Industrials	4,485	Third Party Vendor	Broker Quote	103.94-104.13
Utilities	1,768	Proxy Pricing	Base Price	101.34
Asset-Backed Securities	27,340	Proxy Pricing	Base Price	106.00
	1,948	Third Party Vendor	Broker Quote	99.91

Total	$153,176

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Senior Floating Rate Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4%

BANK LOAN OBLIGATIONS 83.4%
ABC Supply Co., Inc.
3.500% due 04/16/2020	$9,402	$9,362
Acadia Healthcare Company, Inc.
4.250% due 02/11/2022	2,829	2,847
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	1,328	1,315
Air Medical Group Holdings, Inc.
4.500% due 04/28/2022	5,227	5,167
Albertson’s Holdings LLC
5.000% due 08/25/2019	3,144	3,149
5.375% due 03/21/2019	9,045	9,059
5.500% due 08/25/2021	4,796	4,806
Alere, Inc.
4.250% due 06/18/2022	1,072	1,075
Alliant Holdings, Inc.
4.500% due 08/12/2022	2,968	2,960
Allison Transmission, Inc.
3.500% due 08/23/2019	11,764	11,786
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019	4,773	4,779
Allnex USA, Inc.
4.500% due 10/03/2019	2,477	2,480
Altice Financing S.A.
5.250% due 02/04/2022	2,923	2,931
Amaya Holdings BV
5.000% due 08/01/2021	3,732	3,700
American Renal Holdings, Inc.
4.500% due 09/20/2019	9,951	9,918
Amsurg Corp.
3.500% due 07/16/2021	2,123	2,127
Ancestry.com, Inc.
5.000% due 08/17/2022	5,150	5,131
AP NMT Acquisition BV
6.750% due 08/13/2021	4,047	3,948
Apex Tool Group LLC
4.500% due 02/01/2020	9,683	9,474
Aramark Services, Inc.
3.250% due 09/07/2019	2,690	2,692
Arch Coal, Inc.
6.250% due 05/16/2018	5,614	3,167
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	6,828	6,813
ARG IH Corp.
4.750% - 6.000% due 11/15/2020	2,461	2,470
Asurion LLC
4.250% due 07/08/2020	3,697	3,488
5.000% due 05/24/2019	3,791	3,621
5.000% due 08/04/2022	4,514	4,289
8.500% due 03/03/2021	2,340	2,125
Atlantic Aviation FBO, Inc.
3.250% due 05/31/2020	2,679	2,663
Atrium Innovations, Inc.
4.250% due 02/13/2021	4,765	4,551
7.750% due 08/13/2021	1,825	1,611
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	8,525	8,530
Avaya, Inc.
4.694% due 10/26/2017	1,305	1,076
6.500% due 03/30/2018	4,492	3,728
AVSC Holdings Corp.
4.500% due 01/24/2021	5,013	5,000
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	12,913	12,881

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	$5,961	$5,931
Axiall Holdco, Inc.
4.000% due 02/25/2022	935	929
Bass Pro Group LLC
4.000% due 06/05/2020	4,229	4,216
BE Aerospace, Inc.
4.000% due 12/16/2021	9,885	9,932
Beacon Roofing Supply, Inc.
TBD% due 10/01/2022	1,500	1,500
Berlin Packaging LLC
4.500% due 10/01/2021	2,173	2,171
Berry Plastics Holding Corp.
TBD% due 09/10/2022	4,100	4,099
3.500% due 02/08/2020	3,431	3,408
3.750% due 01/06/2021	2,350	2,339
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	10,420	10,382
8.500% due 03/26/2020	2,980	2,961
Black Knight InfoServ LLC
3.750% due 05/27/2022	1,287	1,295
Blue Coat Systems, Inc.
4.500% due 05/20/2022	2,750	2,735
BMC Software Finance, Inc.
5.000% due 09/10/2020	16,793	15,371
Boyd Gaming Corp.
4.000% due 08/14/2020	3,457	3,461
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	5,229	4,813
Brickman Group Ltd. LLC
4.000% due 12/18/2020	3,656	3,613
7.500% due 12/18/2021	3,550	3,452
Burger King Worldwide, Inc.
3.750% due 12/12/2021	17,095	17,087
Cactus Wellhead LLC
7.000% due 07/31/2020	743	590
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	7,528	7,352
Calpine Corp.
3.500% due 05/27/2022	324	320
4.000% due 10/09/2019	3,005	3,004
4.000% due 10/30/2020	2,196	2,194
Carros Finance Luxembourg SARL
4.500% due 09/30/2021	2,470	2,468
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021	6,211	6,223
CD&R Millennium Holdco SARL
TBD% due 06/30/2021	2,667	2,664
4.500% due 07/31/2021	562	562
CDRH Parent, Inc.
5.250% due 07/01/2021	1,407	1,405
Charter Communications Operating LLC
3.000% due 07/01/2020	2,070	2,049
3.000% due 01/04/2021	3,212	3,176
3.500% due 01/24/2023	13,050	12,990
Chemours Co.
3.750% due 05/12/2022	6,783	5,924
Chrysler Group LLC
3.250% due 12/31/2018	7,389	7,336
3.500% due 05/24/2017	8,909	8,894
CityCenter Holdings LLC
4.250% due 10/16/2020	7,106	7,107
CommScope, Inc.
3.750% due 12/29/2022	6,375	6,374
Communications Sales & Leasing, Inc.
5.000% due 10/24/2022	6,442	6,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Community Health Systems, Inc.
3.575% due 12/31/2018	$8,415	$8,420
3.750% due 12/31/2019	4,258	4,261
4.000% due 01/27/2021	8,771	8,789
Concordia Healthcare Corp.
4.750% due 04/21/2022	324	325
Consolidated Container Company LLC
5.000% due 07/03/2019	3,866	3,642
Convatec, Inc.
4.250% due 06/15/2020	3,392	3,391
CPG International, Inc.
4.750% due 09/30/2020	6,488	6,439
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020	5,308	4,644
7.000% due 11/22/2021	4,736	4,025
Crown Castle Operating Co.
3.000% due 01/31/2021	612	612
CSC Holdings, Inc.
TBD% due 09/21/2022	7,250	7,210
2.694% due 04/17/2020	4,030	4,013
Cumulus Media Holdings, Inc.
4.250% due 12/23/2020	10,517	9,176
Darling International, Inc.
3.250% due 01/06/2021	3,938	3,940
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	9,733	9,747
Dealer Tire LLC
5.500% due 12/22/2021	1,262	1,274
Dealertrack Technologies, Inc.
5.000% due 02/24/2021	3,818	3,811
Dell International LLC
4.000% due 04/29/2020	15,950	15,924
Dell, Inc.
3.750% due 10/29/2018	3,239	3,236
Delos Finance SARL
3.500% due 03/06/2021	7,375	7,376
Delta SARL
4.750% due 07/31/2021	8,713	8,615
7.750% due 07/31/2022	1,716	1,655
Diamond Resorts Corp.
5.500% due 05/09/2021	1,677	1,675
DJO Finance LLC
4.250% due 06/08/2020	4,000	3,990
Dole Food Co., Inc.
4.500% - 5.750% due 11/01/2018	1,749	1,747
Dollar Tree, Inc.
3.500% due 07/06/2022	6,590	6,604
Doosan Infracore International, Inc.
4.500% due 05/27/2021	6,809	6,832
DTZ U.S. Borrower LLC
TBD% due 11/04/2021	2,893	2,869
Dynegy Holdings, Inc.
4.000% due 04/23/2020	2,916	2,916
Eldorado Resorts LLC
4.250% due 07/13/2022	2,170	2,180
Endo Luxembourg Finance Co. SARL
3.050% due 09/26/2022	5,300	5,293
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	13,647	13,624
Envision Healthcare Corp.
4.000% due 05/25/2018	3,587	3,592
EP Energy LLC
3.500% due 05/24/2018	4,967	4,611
4.500% due 04/30/2019	2,500	2,437
ESH Hospitality, Inc.
5.000% due 06/24/2019	3,837	3,885

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Essar Steel Algoma, Inc.
7.500% - 8.750% due 08/09/2019	$302	$241
Expro Finservice SARL
5.750% due 09/02/2021	4,505	3,694
First Data Corp.
3.696% due 03/24/2017	15,942	15,893
3.696% due 03/24/2018	2,325	2,308
3.946% due 07/08/2022	3,025	3,011
Flying Fortress, Inc.
3.500% due 04/30/2020	250	250
Freescale Semiconductor, Inc.
4.250% due 03/01/2020	6,764	6,763
Gardner Denver, Inc.
4.250% due 07/30/2020	8,763	8,319
Gates Global, Inc.
4.250% due 07/05/2021	13,246	12,604
GCI Holdings, Inc.
4.000% due 02/02/2022	4,971	5,005
Generac Power Systems, Inc.
3.500% due 05/31/2020	4,707	4,603
General Nutrition Centers, Inc.
3.250% due 03/04/2019	2,585	2,564
GFA Brands, Inc.
4.500% due 07/09/2020	7,664	7,546
Global Cash Access LLC
6.250% due 12/18/2020	1,965	1,968
Granite Acquisition, Inc.
5.000% due 12/19/2021	2,085	2,047
Hanesbrands, Inc.
3.250% due 04/15/2022	348	351
HCA, Inc.
2.944% due 03/31/2017	3,096	3,096
3.077% due 05/01/2018	2,756	2,758
HD Supply, Inc.
3.750% due 08/13/2021	7,575	7,551
Headwaters, Inc.
4.500% due 03/24/2022	2,180	2,190
Hearthside Group Holdings LLC
4.500% due 06/02/2021	2,040	2,043
Hill-Rom Holdings, Inc.
3.500% due 09/08/2022	1,775	1,782
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	13,378	13,384
Horizon Pharma, Inc.
4.500% due 05/07/2021	1,566	1,561
Hub International Ltd.
4.000% due 10/02/2020	8,470	8,297
Huntsman International LLC
3.750% due 10/01/2021	4,566	4,463
Iasis Healthcare LLC
4.500% due 05/03/2018	3,835	3,844
iHeartCommunications, Inc.
6.944% due 01/30/2019	5,050	4,204
Immucor, Inc.
5.000% due 08/17/2018	6,170	6,144
IMS Health, Inc.
3.500% due 03/17/2021	5,201	5,184
Ineos U.S. Finance LLC
3.750% due 05/04/2018	832	811
4.250% due 03/31/2022	5,817	5,670
Informatica Corp.
4.500% due 08/05/2022	3,700	3,676
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	13,594	13,285
Interactive Data Corp.
4.750% due 05/02/2021	7,360	7,355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ION Media Networks, Inc.
4.750% due 12/18/2020	$1,288	$1,286
J. Crew Group, Inc.
4.000% due 03/05/2021	11,247	8,728
Jaguar Holding Co.
4.250% due 08/18/2022	6,185	6,145
Jarden Corp.
2.944% due 09/30/2020	2,127	2,134
2.944% due 07/30/2022	2,843	2,846
Jefferies Finance LLC
4.500% due 05/14/2020	5,885	5,885
Jeld-Wen, Inc.
5.000% due 06/18/2022	2,750	2,750
KAR Auction Services, Inc.
3.500% due 03/11/2021	1,916	1,916
Kenan Advantage Group, Inc.
1.500% due 07/31/2022	261	261
4.000% due 07/31/2022	2,464	2,462
Kinetic Concepts, Inc.
4.000% due 11/04/2016	2,123	2,123
4.500% due 05/04/2018	13,990	13,994
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020	1,328	1,334
KP Germany Erste GmbH
5.000% due 04/28/2020	567	570
Kronos Worldwide, Inc.
4.000% due 02/18/2020	3,345	3,036
Kronos, Inc.
4.500% due 10/30/2019	9,763	9,756
9.750% due 04/30/2020	2,264	2,325
La Quinta Intermediate Holdings LLC
3.750% due 04/14/2021	8,707	8,634
Las Vegas Sands LLC
3.250% due 12/19/2020	7,456	7,420
Level 3 Financing, Inc.
3.500% due 05/31/2022	4,400	4,376
4.000% due 01/15/2020	6,150	6,143
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	7,045	7,050
LTF Merger Sub, Inc.
4.250% due 06/10/2022	3,840	3,836
LTS Buyer LLC
4.000% due 04/11/2020	11,507	11,325
MacDermid, Inc.
4.750% due 06/07/2020	2,479	2,429
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021	9,452	9,308
Maxim Crane Works LP
10.250% due 11/26/2018	17,777	17,711
MCC Iowa LLC
3.750% due 06/30/2021	1,590	1,587
Media General, Inc.
4.000% due 07/31/2020	3,519	3,499
MGM Resorts International
3.500% due 12/20/2019	9,322	9,262
Michaels Stores, Inc.
3.750% due 01/28/2020	7,687	7,681
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	912	915
MPG Holdco, Inc.
3.750% due 10/20/2021	2,310	2,308
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	4,672	4,621
Mueller Water Products, Inc.
4.000% due 11/25/2021	2,935	2,947
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	3,760	3,732

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
National Financial Partners Corp.
4.500% due 07/01/2020	$11,174	$11,020
NBTY, Inc.
3.500% due 10/01/2017	6,698	6,670
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	8,183	8,027
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	4,292	3,970
Norwegian Cruise Line Holdings Ltd.
4.000% due 11/19/2021	1,983	1,985
Novelis, Inc.
4.000% due 06/02/2022	6,060	5,992
NRG Energy, Inc.
2.750% due 07/02/2018	722	709
Numericable Group S.A.
4.000% due 07/31/2022	1,350	1,334
Numericable U.S. LLC
4.500% due 05/21/2020	18,159	18,065
Onex Schumacher Finance
TBD% due 07/31/2022	1,800	1,795
Onex Wizard U.S. Acquisition, Inc.
4.250% due 03/13/2022	3,912	3,916
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	1,979	1,987
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	12,776	12,630
Owens Illinois, Inc.
TBD% due 08/06/2022	1,247	1,252
Party City Holdings, Inc.
4.250% due 08/19/2022	3,950	3,952
Patterson Medical Holdings, Inc.
5.250% due 08/17/2022	1,750	1,759
Penn National Gaming, Inc.
3.250% due 10/30/2020	1,461	1,462
Performance Food Group Co.
6.250% - 7.500% due 11/14/2019	2,377	2,383
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	3,625	3,629
PetSmart, Inc.
4.250% due 03/11/2022	15,054	15,052
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	1,359	1,360
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	3,095	3,094
Playa Resorts Holding BV
4.000% due 08/09/2019	4,645	4,633
Ply Gem Industries, Inc.
4.000% due 02/01/2021	2,070	2,054
Post Holdings, Inc.
3.750% due 06/02/2021	1,252	1,254
PQ Corp.
4.000% due 08/07/2017	1,279	1,277
PRA Holdings, Inc.
4.500% due 09/23/2020	8,455	8,468
Prestige Brands, Inc.
3.500% - 5.000% due 09/03/2021	3,602	3,606
Quebecor Media, Inc.
3.250% due 08/17/2020	4,444	4,344
Realogy Corp.
3.750% due 03/05/2020	4,557	4,557
Rexnord LLC
4.000% due 08/21/2020	5,779	5,741
Reynolds Group Holdings, Inc.
4.500% due 12/01/2018	9,065	9,082
Riverbed Technology, Inc.
6.000% due 04/24/2022	4,972	4,989

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Roofing Supply Group LLC
5.000% - 6.000% due 05/31/2019	$3,178	$3,182
RPI Finance Trust
3.500% due 11/09/2020	10,288	10,282
Sabine Oil & Gas LLC
TBD% due 12/31/2018 ^	10,400	1,950
Sage Products Holdings LLC
4.250% due 12/13/2019	3,867	3,868
9.250% due 06/13/2020	2,509	2,523
SBA Senior Finance LLC
3.250% due 03/24/2021	6,616	6,556
Scientific Games International, Inc.
6.000% due 10/18/2020	3,554	3,518
6.000% due 10/01/2021	6,029	5,967
Seadrill Partners Finco LLC
4.000% due 02/21/2021	9,253	5,682
Sequa Corp.
5.250% due 06/19/2017	10,919	9,289
Serta Simmons Holdings LLC
4.250% due 10/01/2019	6,777	6,790
ServiceMaster Co.
4.250% due 07/01/2021	9,797	9,817
Ship U.S. Bidco, Inc.
4.500% due 11/30/2019	1,956	1,960
4.750% due 11/29/2019	2,460	2,469
Signode Industrial Group U.S., Inc.
3.750% due 05/01/2021	4,623	4,578
Sinclair Television Group, Inc.
3.500% due 07/30/2021	723	720
Smart & Final Stores LLC
4.000% due 11/15/2019	3,590	3,581
Southcross Energy Partners LP
5.250% due 08/04/2021	1,305	1,198
Southcross Holdings Borrower LP
6.000% due 08/04/2021	2,222	1,700
Spectrum Brands, Inc.
3.750% - 5.250% due 06/23/2022	2,752	2,765
SS&C Technologies, Inc.
4.000% due 07/08/2022	7,794	7,821
Station Casinos LLC
4.250% due 03/02/2020	10,393	10,388
Sterigenics-Nordion Holdings LLC
4.250% due 05/15/2022	5,590	5,583
Styrolution U.S. Holding LLC
6.500% due 11/07/2019	2,280	2,301
Sun Products Corp.
5.500% due 03/23/2020	893	844
SunGard Data Systems, Inc.
4.000% due 03/08/2020	2,658	2,661
SuperValu, Inc.
4.500% due 03/21/2019	1,232	1,237
Syniverse Holdings, Inc.
4.000% due 04/23/2019	18,452	16,975
Telesat Canada
3.500% due 03/28/2019	2,144	2,133
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	381	382
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	7,566	7,568
TI Group Automotive Systems LLC
4.500% due 06/30/2022	3,175	3,122
Tibco Software, Inc.
6.500% due 12/04/2020	5,000	4,990
Transdigm, Inc.
3.500% due 05/14/2022	10,956	10,823
TransUnion LLC
3.500% due 04/09/2021	6,034	5,988

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tribune Media Co.
3.750% due 12/27/2020	$6,688	$6,669
Truven Health Analytics, Inc.
4.500% due 06/06/2019	3,576	3,554
U.S. Foods, Inc.
4.500% due 03/31/2019	11,008	11,015
U.S. Renal Care, Inc.
4.250% due 07/03/2019	4,578	4,576
8.500% due 01/03/2020	900	910
Univar, Inc.
4.250% due 07/01/2022	2,475	2,441
Univision Communications, Inc.
4.000% due 03/01/2020	16,141	16,024
UPC Financing Partnership
3.250% due 06/30/2021	4,900	4,832
USI, Inc.
4.250% due 12/27/2019	3,551	3,526
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019	2,201	2,171
3.750% due 08/05/2020	6,207	6,125
4.000% due 04/01/2022	12,285	12,175
Vantiv LLC
3.750% due 06/13/2021	4,649	4,665
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023	5,312	5,244
Walter Investment Management Corp.
4.750% due 12/19/2020	9,029	8,405
Waste Industries USA, Inc.
4.250% due 02/27/2020	1,591	1,601
West Corp.
3.250% due 06/30/2018	5,319	5,268
Westmoreland Coal Co.
7.500% due 12/16/2020	7,865	6,862
Wilsonart LLC
4.000% due 10/31/2019	3,380	3,353
Windstream Corp.
3.500% due 08/08/2019	2,203	2,110
WMG Acquisition Corp.
3.750% due 07/01/2020	5,209	5,113
WTG Holdings Corp.
4.750% due 01/15/2021	4,826	4,802
York Risk Services Holding Corp.
4.750% due 10/01/2021	2,593	2,499
Zebra Technologies Corp.
4.750% due 10/27/2021	676	681
Ziggo Financing Partnership
TBD% - 3.500% due 01/15/2022	10,900	10,742

Total Bank Loan Obligations (Cost $1,393,584)		1,359,296

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 0.8%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021	1,000	1,001
CBRE Services, Inc.
5.000% due 03/15/2023	1,000	1,007
CIT Group, Inc.
6.625% due 04/01/2018	650	689
Crown Castle International Corp.
5.250% due 01/15/2023	1,000	1,062
International Lease Finance Corp.
5.750% due 05/15/2016	625	635
Jefferies Finance LLC
7.375% due 04/01/2020	800	775

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Corp.
5.875% due 03/25/2021		$550	$464
PHH Corp.
6.375% due 08/15/2021		1,000	905
RHP Hotel Properties LP
5.000% due 04/15/2023		775	775
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,750
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,700	4,144

			13,207

INDUSTRIALS 6.9%
ADT Corp.
4.125% due 06/15/2023		$1,400	1,267
6.250% due 10/15/2021		3,400	3,523
AECOM
5.750% due 10/15/2022		665	672
5.875% due 10/15/2024		565	571
Aguila S.A.
7.875% due 01/31/2018		2,000	2,022
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		875	801
Alere, Inc.
6.375% due 07/01/2023		1,700	1,730
Allegion PLC
5.875% due 09/15/2023		100	103
Alliance Data Systems Corp.
5.250% due 12/01/2017		1,500	1,530
Altice Financing S.A.
6.625% due 02/15/2023		400	385
Altice Finco S.A.
7.625% due 02/15/2025		200	187
Altice Luxembourg S.A.
7.625% due 02/15/2025		400	352
7.750% due 05/15/2022		550	502
Audatex North America, Inc.
6.125% due 11/01/2023		625	630
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023 (a)		100	101
Berry Plastics Escrow LLC
6.000% due 10/15/2022 (a)		125	126
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		475	339
Building Materials Corp. of America
5.375% due 11/15/2024		900	893
6.000% due 10/15/2025 (a)		400	406
California Resources Corp.
5.000% due 01/15/2020		1,095	710
5.500% due 09/15/2021		1,170	720
6.000% due 11/15/2024		1,300	785
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		550	550
CCO Holdings LLC
5.125% due 05/01/2023		1,250	1,154
5.250% due 09/30/2022		500	470
Chemours Co.
6.625% due 05/15/2023		500	338
Chesapeake Energy Corp.
3.539% due 04/15/2019		225	160
5.750% due 03/15/2023		1,300	854
Churchill Downs, Inc.
5.375% due 12/15/2021		775	787
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,000	1,007

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CommScope Technologies Finance LLC
6.000% due 06/15/2025		$950	$914
Community Health Systems, Inc.
6.875% due 02/01/2022		1,200	1,228
Concordia Healthcare Corp.
7.000% due 04/15/2023		625	547
Constellation Brands, Inc.
6.000% due 05/01/2022		500	547
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		750	740
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,551
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		965	832
CSC Holdings LLC
6.750% due 11/15/2021		350	314
DISH DBS Corp.
5.875% due 07/15/2022		1,000	885
DJO Finco, Inc.
8.125% due 06/15/2021		575	562
Dollar Tree, Inc.
5.750% due 03/01/2023		950	990
Eldorado Resorts, Inc.
7.000% due 08/01/2023		475	469
Endo Finance LLC
5.750% due 01/15/2022		2,025	2,000
Getty Images, Inc.
7.000% due 10/15/2020		250	74
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	116
Halcon Resources Corp.
8.625% due 02/01/2020		$400	334
HCA, Inc.
6.500% due 02/15/2020		500	546
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,567
11.000% due 04/15/2020		500	556
Hiland Partners LP
7.250% due 10/01/2020		500	528
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023		350	310
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,725	1,421
IMS Health, Inc.
6.000% due 11/01/2020		300	308
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	1,779
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$675	611
Jaguar Holding Co.
6.375% due 08/01/2023		900	877
KION Finance S.A.
6.750% due 02/15/2020	EUR	700	817
KLX, Inc.
5.875% due 12/01/2022		$650	636
Kraft Heinz Foods Co.
4.875% due 02/15/2025		1,799	1,922
Lamar Media Corp.
5.875% due 02/01/2022		200	209
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	264
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	486
Lender Processing Services, Inc.
5.750% due 04/15/2023		656	697

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		$850	$880
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		500	479
5.625% due 10/15/2023		1,250	1,142
5.750% due 08/01/2022		1,000	969
Masonite International Corp.
5.625% due 03/15/2023		425	436
MGM Resorts International
6.750% due 10/01/2020		3,500	3,631
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	771
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019		1,700	994
Neptune Finco Corp.
6.625% due 10/15/2025 (a)		1,100	1,108
10.125% due 01/15/2023 (a)		650	657
Numericable-SFR S.A.S.
6.000% due 05/15/2022		1,200	1,159
6.250% due 05/15/2024		350	339
NXP BV
4.625% due 06/15/2022		2,375	2,363
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/2023		600	606
Party City Holdings, Inc.
6.125% due 08/15/2023		450	456
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		700	707
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		1,463	1,522
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	432
Post Holdings, Inc.
6.000% due 12/15/2022		300	288
6.750% due 12/01/2021		625	627
7.375% due 02/15/2022		125	128
7.750% due 03/15/2024		575	591
8.000% due 07/15/2025		275	284
Regency Energy Partners LP
4.500% due 11/01/2023		500	463
5.500% due 04/15/2023		600	583
5.875% due 03/01/2022		675	693
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,519
7.875% due 08/15/2019		725	755
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	932
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,047
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	1,000	1,050
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)		$600	638
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (b)		700	756
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		2,000	2,067
Sealed Air Corp.
6.500% due 12/01/2020		400	440
Smithfield Foods, Inc.
6.625% due 08/15/2022		150	159
SoftBank Group Corp.
4.500% due 04/15/2020		1,000	971
Spectrum Brands, Inc.
5.750% due 07/15/2025		550	564

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2020		$200	$213
6.625% due 11/15/2022		200	213
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,542
Steel Dynamics, Inc.
6.125% due 08/15/2019		100	103
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		800	796
Sun Products Corp.
7.750% due 03/15/2021		500	427
SunGard Data Systems, Inc.
6.625% due 11/01/2019		500	517
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,110	1,074
6.250% due 04/01/2021		3,250	3,247
6.542% due 04/28/2020		1,950	1,987
Tenet Healthcare Corp.
5.500% due 03/01/2019		1,000	994
6.000% due 10/01/2020		1,750	1,851
6.750% due 06/15/2023		1,950	1,940
TES Finance PLC
6.750% due 07/15/2020	GBP	400	569
Tesoro Logistics LP
5.875% due 10/01/2020		$196	191
6.250% due 10/15/2022		650	637
TransDigm, Inc.
6.500% due 05/15/2025		1,800	1,699
United Rentals North America, Inc.
4.625% due 07/15/2023		1,575	1,532
Univision Communications, Inc.
5.125% due 02/15/2025		2,225	2,091
6.750% due 09/15/2022		5,426	5,636
UPCB Finance Ltd.
5.375% due 01/15/2025		350	331
WellCare Health Plans, Inc.
5.750% due 11/15/2020		625	652
Whiting Petroleum Corp.
5.000% due 03/15/2019		850	744
WR Grace & Co-Conn
5.625% due 10/01/2024		325	320
ZF North America Capital, Inc.
4.000% due 04/29/2020		500	477

			112,301

UTILITIES 0.3%
Frontier Communications Corp.
10.500% due 09/15/2022		300	292
Genesis Energy LP
5.625% due 06/15/2024		800	692
6.750% due 08/01/2022		775	731
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		250	261
Penn Virginia Corp.
8.500% due 05/01/2020		300	77
Sprint Communications, Inc.
6.000% due 11/15/2022		2,000	1,510
Sprint Corp.
7.125% due 06/15/2024		1,000	772
7.875% due 09/15/2023		500	406
TerraForm Power Operating LLC
6.125% due 06/15/2025		350	304

			5,045

Total Corporate Bonds & Notes (Cost $136,690)			130,553

Total Investments in Securities (Cost $1,530,274)			1,489,849

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.9%

SHORT-TERM INSTRUMENTS 7.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	12,928,573	$128,187

Total Short-Term Instruments (Cost $128,207)		128,187

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $128,207)	$128,187

Total Investments 99.3% (Cost $1,658,481)	1,618,036

Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $(122))	137

Other Assets and Liabilities, net 0.7%	11,424

Net Assets 100.0%	$1,629,597

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Payment in-kind bond security.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$59,301	$1,731	$(2,499)	$209	$0

Total Swap Agreements				$1,731	$(2,499)	$209	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $3,913 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$209	$209	$0	$0	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Schedule of Investments PIMCO Senior Floating Rate Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	10/2015	$		1,519		EUR	1,360	$1	$0

GLM	10/2015		EUR	3,817	$		4,298	33	0
	11/2015		GBP	2,559			3,925	54	0

Total Forward Foreign Currency Contracts								$88	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	California Resources Corp.	5.000%	12/20/2020	18.414%	$ 450	$(122)	$(38)	$0	$(160)

Total Swap Agreements						$(122)	$(38)	$0	$(160)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
CBK	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
GLM	87	0	0	87	0	0	0	0	87	0	87
GST	0	0	0	0	0	0	(160)	(160)	(160)	0	(160)

Total Over the Counter	$88	$0	$0	$88	$0	$0	$(160)	$(160)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$209	$0	$0	$0	$209

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$88	$0	$88

	$0	$209	$0	$88	$0	$297

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$160	$0	$0	$0	$160

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,372	$0	$0	$0	$1,372

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(498)	$0	$(498)

	$0	$1,372	$0	$(498)	$0	$874

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(3,055)	$0	$0	$0	$(3,055)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(117)	$0	$(117)
Swap Agreements	0	(38)	0	0	0	(38)

	$0	$(38)	$0	$(117)	$0	$(155)

	$0	$(3,093)	$0	$(117)	$0	$(3,210)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,306,416	$52,880	$1,359,296
Corporate Bonds & Notes
Banking & Finance	0	13,207	0	13,207
Industrials	0	112,301	0	112,301
Utilities	0	5,045	0	5,045
	$0	$1,436,969	$52,880	$1,489,849

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128,187	$0	$0	$128,187

Total Investments	$128,187	$1,436,969	$52,880	$1,618,036

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$209	$0	$209
Over the counter	0	88	0	88
	$0	$297	$0	$297

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(160)	$0	$(160)

Totals	$128,187	$1,437,106	$52,880	$1,618,173

There were no significant transfers between Levels 1 or 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$81,337	$10,853	$(35,874)	$(7)	$128	$(897)	$33,495	$(36,155)	$52,880	$(832)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$52,880	Third Party Vendor	Broker Quote	79.50-101.13

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Consolidated Schedule of Investments PIMCO Capital Securities and Financials Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.0%

BANK LOAN OBLIGATIONS 0.3%
Charter Communications Operating LLC
3.500% due 01/24/2023		$100	$100

Total Bank Loan Obligations (Cost $100)			100

CORPORATE BONDS & NOTES 86.8%

BANKING & FINANCE 86.8%
Ally Financial, Inc.
3.600% due 05/21/2018		500	495
American Express Co.
4.900% due 03/15/2020 (a)		500	479
6.800% due 09/01/2066		500	507
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (a)	EUR	400	429
Banco do Brasil S.A.
6.250% due 04/15/2024 (a)		$300	144
9.000% due 06/18/2024 (a)		200	118
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (a)	EUR	400	431
Bank of America Corp.
6.100% due 03/17/2025 (a)		$700	682
Bank of Ireland
7.375% due 06/18/2020 (a)	EUR	200	225
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (a)		$500	493
Barclays PLC
7.875% due 09/15/2022 (a)	GBP	300	447
8.000% due 12/15/2020 (a)	EUR	400	473
8.250% due 12/15/2018 (a)		$500	522
BNP Paribas S.A.
7.375% due 08/19/2025 (a)		800	806
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	369
Citigroup, Inc.
5.950% due 05/15/2025 (a)		600	566
Credit Agricole S.A.
7.875% due 01/23/2024 (a)		700	698
Credit Suisse AG
6.500% due 08/08/2023		400	432
Credit Suisse Group AG
7.500% due 12/11/2023 (a)		400	418
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		250	251
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		400	413
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (a)		500	499
DNB Bank ASA
5.750% due 03/26/2020 (a)		500	467

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
5.375% due 05/10/2020 (a)		$400	$391
HSBC Holdings PLC
5.250% due 09/16/2022 (a)	EUR	400	425
6.000% due 09/29/2023 (a)		1,000	1,097
ING Groep NV
6.500% due 04/16/2025 (a)		$600	573
Intesa Sanpaolo SpA
7.700% due 09/17/2025 (a)		400	391
JPMorgan Chase & Co.
5.300% due 05/01/2020 (a)		250	246
6.125% due 04/30/2024 (a)		700	700
6.750% due 02/01/2024 (a)		300	313
KBC Bank NV
8.000% due 01/25/2023		400	438
KBC Groep NV
5.625% due 03/19/2019 (a)	EUR	300	328
Lloyds Banking Group PLC
7.875% due 06/27/2029 (a)	GBP	900	1,405
MetLife Capital Trust
9.250% due 04/08/2068		$700	968
Nationwide Building Society
10.250% due (a)	GBP	5	877
Navient Corp.
5.875% due 10/25/2024		$500	394
Nordea Bank AB
6.125% due 09/23/2024 (a)		500	494
PNC Preferred Funding Trust
1.987% due 03/15/2017 (a)		1,200	1,103
Rabobank Group
8.375% due 07/26/2016 (a)		500	517
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (a)		600	702
8.000% due 08/10/2025 (a)		350	353
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (a)	GBP	350	529
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		$200	171
Societe Generale S.A.
8.000% due 09/29/2049		1,000	990
State Street Corp.
5.250% due 09/15/2020 (a)		700	703
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (a)	EUR	600	731
UBS Group AG
6.875% due 08/07/2025 (a)		$200	200
7.125% due 02/19/2020 (a)		500	515
UBS Group Funding Jersey Ltd.
4.125% due 09/24/2025		600	599

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Willow Ireland PLC for Zurich Insurance Co. Ltd.
4.250% due 10/01/2045	$300	$274

Total Corporate Bonds & Notes (Cost $27,600)		26,791

	SHARES
COMMON STOCKS 2.5%

FINANCIALS 2.5%
Capital One Financial Corp.	3,600	261
Citizens Financial Group, Inc.	10,900	260
JPMorgan Chase & Co.	4,200	256

Total Common Stocks (Cost $854)		777

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
RBS Capital Funding Trust
5.900% due 10/30/2015 (a)	3,000	73

Total Preferred Securities (Cost $74)		73

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.1%

SHORT-TERM NOTES 7.1%
Fannie Mae
0.264% due 02/02/2016	$400	400
Federal Home Loan Bank
0.193% due 02/08/2016	200	200
0.244% due 01/25/2016 - 01/26/2016	1,400	1,399
Freddie Mac
0.172% due 01/28/2016	200	200

		2,199

Total Short-Term Instruments (Cost $2,198)		2,199

Total Investments in Securities (Cost $30,826)		29,940

Total Investments 97.0% (Cost $30,826)		$29,940

Financial Derivative Instruments (b)(c) 0.6% (Cost or Premiums, net $0)		198

Other Assets and Liabilities, net 2.4%		717

Net Assets 100.0%		$30,855

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund 10-Year Bond December Futures	Short	12/2015	1	$0	$0	$0
Euro-Buxl 30-Year Bond December Futures	Short	12/2015	1	(2)	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	35	8	0	(1)
United Kingdom Long Gilt December Futures	Short	12/2015	4	(5)	1	(2)

Total Futures Contracts				$1	$1	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$800	$0	$3	$3	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046	EUR 200	$3	$(3)	$0	$(1)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046	GBP 200	(11)	(12)	0	(4)

					$(8)	$(15)	$0	$(5)

Total Swap Agreements					$(8)	$(12)	$3	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $200 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$3	$4	$0	$(3)	$(5)	$(8)

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015	$		212		EUR	189	$0	$(1)
	10/2015			978		GBP	643	0	(5)
	11/2015		EUR	189	$		212	1	0
	11/2015		GBP	643			977	5	0

CBK	10/2015	$		49		EUR	43	0	(1)
	11/2015		EUR	1,000	$		1,119	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Consolidated Schedule of Investments PIMCO Capital Securities and Financials Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015	$		210		EUR	188	$0	$0

GLM	10/2015		EUR	211	$		238	2	0
	10/2015		GBP	167			257	4	0

HUS	10/2015		EUR	3,747			4,270	83	0
	10/2015		GBP	1,574			2,474	93	0

JPM	10/2015	$		21		EUR	19	0	0
	10/2015			11		GBP	7	0	0
	11/2015			535		EUR	479	0	0

MSB	10/2015			2,419		GBP	1,596	0	(5)
	11/2015		GBP	1,596	$		2,419	5	0

SCX	10/2015			505			784	20	0

UAG	10/2015	$		4,147		EUR	3,707	0	(5)
	11/2015		EUR	3,707	$		4,149	5	0

Total Forward Foreign Currency Contracts								$219	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (1)
BOA	$6	$0	$0	$6	$(6)	$0	$0	$(6)	$0	$0	$0
CBK	1	0	0	1	(1)	0	0	(1)	0	0	0
GLM	6	0	0	6	0	0	0	0	6	0	6
HUS	176	0	0	176	0	0	0	0	176	0	176
MSB	5	0	0	5	(5)	0	0	(5)	0	0	0
SCX	20	0	0	20	0	0	0	0	20	0	20
UAG	5	0	0	5	(5)	0	0	(5)	0	0	0

Total Over the Counter	$219	$0	$0	$219	$(17)	$0	$0	$(17)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	3	0	0	0	3

	$0	$3	$0	$0	$1	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$219	$0	$219

	$0	$3	$0	$219	$1	$223

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	5	5

	$0	$0	$0	$0	$8	$8

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17	$0	$17

	$0	$0	$0	$17	$8	$25

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$29	$29
Swap Agreements	0	(20)	0	0	(2)	(22)

	$0	$(20)	$0	$0	$27	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(332)	$0	$(332)

	$0	$(20)	$0	$(332)	$27	$(325)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	2	0	0	(14)	(12)

	$0	$2	$0	$0	$(13)	$(11)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$202	$0	$202

	$0	$2	$0	$202	$(13)	$191

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$100	$0	$100
Corporate Bonds & Notes
Banking & Finance	731	26,060	0	26,791
Common Stocks
Financials	777	0	0	777
Preferred Securities
Banking & Finance	0	73	0	73
Short-Term Instruments
Short-Term Notes	0	2,199	0	2,199

Total Investments	$1,508	$28,432	$0	$29,940

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$3	$0	$4
Over the counter	0	219	0	219
	$1	$222	$0	$223

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(5)	0	(8)
Over the counter	0	(17)	0	(17)
	$(3)	$(22)	$0	$(25)

Totals	$1,506	$28,632	$0	$30,138

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. For non-daily declaring dividend funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where

112	PIMCO CREDIT BOND FUNDS

September 30, 2015 (Unaudited)

applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the PIMCO Credit Absolute Return Fund and PIMCO Capital Securities and Financials Fund, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO Credit Absolute Return Fund and PIMCO Capital Securities and Financials Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Notes to Financial Statements (Cont.)

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has

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delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of

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Notes to Financial Statements (Cont.)

significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued

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by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the

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Notes to Financial Statements (Cont.)

borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, the PIMCO High Yield Spectrum Fund had $5,226,297 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of

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the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public, such as the securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

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Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Credit Absolute Return Fund	$4	$0	$(4)	$0	$0	$0	$0	$0
PIMCO Diversified Income Fund	13	0	(13)	0	0	0	0	0
PIMCO Floating Income Fund	18	0	(18)	0	0	0	0	0
PIMCO High Yield Spectrum Fund	13	0	(13)	0	0	0	0	0
PIMCO Long-Term Credit Fund	11	0	(11)	0	0	0	0	0
PIMCO Senior Floating Rate Fund	17	0	(17)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Credit Absolute Return Fund	$200,156	$250,027	$(316,600)	$25	$(59)	$133,549	$427	$0
PIMCO Diversified Income Fund	50,083	605,756	(493,400)	(22)	(33)	162,384	356	0
PIMCO Floating Income Fund	50,952	131,339	(134,800)	1	(22)	47,470	139	0
PIMCO High Yield Spectrum Fund	79,444	300,259	(300,900)	7	(20)	78,790	158	0
PIMCO Long-Term Credit Fund	141,800	1,138,574	(1,276,900)	17	(7)	3,484	75	0
PIMCO Senior Floating Rate Fund	163,998	456,406	(492,200)	31	(48)	128,187	307	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Line of Credit  The PIMCO High Yield Spectrum Fund and PIMCO Senior Floating Rate Fund entered into a credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. There is a maximum available commitment amount for PIMCO Senior Floating Rate Fund and PIMCO High Yield Spectrum Fund equal to $200,000,000 and $100,000,000, respectively. The PIMCO Senior Floating Rate Fund and PIMCO High Yield Spectrum Fund have agreed to pay commitment fees and facility fees of $250,278 and $125,139, of which $171,583 and $85,792, were paid during the period and are included in interest expense in the

Statements of Operations, respectively. During the period, there were no borrowings on this line of credit.

(b) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and

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date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an

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amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  Certain Funds may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a

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Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the

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referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap

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agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds to enforce any rights it may have against the registrar or issuer of the

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securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting

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purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. BASIS FOR CONSOLIDATION

PIMCO Capital Securities Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Capital Securities and Financials Fund (the “CSF Fund”) in order to

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	127

Notes to Financial Statements (Cont.)

effect certain investments for the CSF Fund consistent with the CSF Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The CSF Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the CSF Fund and the Subsidiary. The consolidated financial statements include the accounts of the CSF Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the CSF Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the CSF Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Subsidiary to the CSF Fund (amounts in thousands).

Date of Incorporation	02/04/2015
Subscription Agreement	03/01/2015
Consolidated Fund Net Assets	$30,855
Subsidiary % of Consolidated Fund Net Assets	16.7%
Subsidiary Financial Statement Information
Total assets	$5,836
Total liabilities	685
Net assets	5,151
Total income	$49
Net investment income (loss)	43
Net realized gain (loss)	10
Net change in unrealized appreciation (depreciation)	(92)
Increase (decrease) in net assets resulting from operations	$(39)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO Credit Absolute Return Fund	0.60%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.30%	0.45%	0.45%
PIMCO Floating Income Fund	0.30%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	N/A	0.40%	0.40%
PIMCO Long-Term Credit Fund	0.30%	0.25%	0.35%	N/A	0.40%	N/A
PIMCO Senior Floating Rate Fund	0.40%	0.30%	0.40%	N/A	0.35%	0.35%
PIMCO Capital Securities and Financials Fund	0.44%	0.35%	0.45%	N/A	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable

128	PIMCO CREDIT BOND FUNDS

September 30, 2015 (Unaudited)

to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Floating Income Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Redemption Fees  Shareholders of the PIMCO Senior Floating Rate Fund were subject to a redemption fee on redemptions and exchanges of 1.00% of the NAV of the PIMCO Senior Floating Rate Fund shares redeemed or exchanged. Redemption fees were charged on shares redeemed or exchanged within 30 days after their acquisition, including shares acquired through exchanges. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(f) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Credit Absolute Return, PIMCO Senior Floating Rate Funds and Capital Securities and Financials Fund’s Supervisory and Administrative

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	129

Notes to Financial Statements (Cont.)

Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. As of September 30, 2015, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses  The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rate of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from the Commodity Subsidiary in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2015, the amount was $5,984.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act.

Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Credit Absolute Return Fund	$1,617	$83,462
PIMCO Diversified Income Fund	60,030	191,869
PIMCO Floating Income Fund	32,909	77,144
PIMCO High Yield Spectrum Fund	6,986	48,267
PIMCO Long-Term Credit Fund	63,266	158,931
PIMCO Senior Floating Rate Fund	42	343,970

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

130	PIMCO CREDIT BOND FUNDS

September 30, 2015 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Credit Absolute Return Fund	$174,939	$118,161	$225,282	$286,118
PIMCO Diversified Income Fund	843,102	705,969	311,154	560,037
PIMCO Floating Income Fund	234,775	205,092	114,949	191,805
PIMCO High Yield Spectrum Fund	0	0	170,424	335,641
PIMCO Long-Term Credit Fund	2,568,784	2,198,618	697,527	968,544
PIMCO Senior Floating Rate Fund	0	0	378,225	583,464
PIMCO Capital Securities and Financials Fund	0	0	45,834	17,126

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Absolute Return Fund (1)				PIMCO Diversified Income Fund
	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015		Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,176	$41,771	27,974	$298,285	31,461	$341,256	38,066	$435,123
Class P	1,258	12,591	2,564	27,017	580	6,257	2,948	33,963
Administrative Class	0	0	0	0	189	2,049	343	3,862
Class D	629	6,335	584	6,212	1,776	19,274	1,601	18,155
Class A	109	1,102	942	9,984	2,428	26,290	4,219 ^	48,189 ^
Class B	0	0	0	0	0	0	39	450
Class C	113	1,133	349	3,680	807	8,729	1,428	16,233
Class R	21	202	10	104	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	922	9,139	8,837	90,164	4,698	50,330	25,020	279,541
Class P	56	551	336	3,408	87	935	374	4,130
Administrative Class	0	0	0	0	21	220	91	1,005
Class D	18	181	156	1,582	122	1,308	550	6,088
Class A	21	206	170	1,733	308	3,295	1,377	15,243
Class B	0	0	0	0	0	0	7	76
Class C	9	87	74	747	173	1,851	924	10,188
Class R	0	2	1	11	0	0	0	0
Cost of shares redeemed
Institutional Class	(20,685)	(205,854)	(195,155)	(2,066,687)	(43,240)	(466,487)	(291,257)	(3,389,323)
Class P	(1,044)	(10,458)	(2,896)	(30,179)	(733)	(7,905)	(4,916)	(54,200)
Administrative Class	0	0	0	0	(167)	(1,811)	(349)	(3,881)
Class D	(869)	(8,574)	(2,127)	(22,158)	(1,959)	(21,050)	(2,988)	(33,690)
Class A	(290)	(2,915)	(2,617)	(27,576)	(2,603)	(28,051)	(7,802)	(89,367)
Class B	0	0	0	0	0	0	(352)^	(4,048)^
Class C	(159)	(1,576)	(525)	(5,462)	(1,504)	(16,178)	(3,970)	(45,001)
Class R	(12)	(117)	(8)	(85)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(15,727)	$(156,194)	(161,331)	$(1,709,220)	(7,556)	$(79,688)	(234,647)	$(2,747,264)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	131

Notes to Financial Statements (Cont.)

	PIMCO Floating Income Fund (2)				PIMCO High Yield Spectrum Fund (3)
	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015		Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,445	$28,589	18,968	$159,424	5,078	$51,444	28,592	$302,705
Class P	1,244	10,248	6,698	58,696	562	5,695	1,740	18,284
Administrative Class	3	28	34	295	0	0	0	0
Class D	607	5,045	2,335	20,236	1,800	18,209	13,586	141,185
Class A	2,605	21,534	5,050	44,102	1,459	14,524	4,930	51,857
Class B	0	0	0	0	0	0	0	0
Class C	718	5,939	2,348	20,413	47	474	310	3,326
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	864	7,057	4,312	37,790	5,565	55,250	20,474	213,917
Class P	100	817	265	2,284	201	1,990	571	5,925
Administrative Class	1	8	6	54	0	0	0	0
Class D	56	460	152	1,311	136	1,361	377	3,929
Class A	387	3,159	955	8,220	51	508	229	2,391
Class B	0	0	0	0	0	0	0	0
Class C	241	1,970	619	5,331	23	225	95	990
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(6,834)	(55,625)	(174,922)	(1,535,797)	(24,061)	(240,854)	(141,086)	(1,547,283)
Class P	(2,477)	(20,282)	(9,735)	(83,275)	(740)	(7,362)	(1,308)	(14,101)
Administrative Class	(7)	(57)	(220)	(1,900)	0	0	0	0
Class D	(1,208)	(9,900)	(3,846)	(33,129)	(4,550)	(45,726)	(12,625)	(132,269)
Class A	(5,320)	(43,347)	(13,920)	(119,330)	(1,670)	(16,456)	(6,544)	(69,082)
Class B	0	0	0	0	0	0	0	0
Class C	(2,344)	(19,284)	(9,013)	(77,110)	(217)	(2,158)	(537)	(5,698)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(7,919)	$(63,641)	(169,914)	$(1,492,385)	(16,316)	$(162,876)	(91,196)	$(1,023,924)

132	PIMCO CREDIT BOND FUNDS

September 30, 2015 (Unaudited)

PIMCO Long-Term Credit Fund				PIMCO Senior Floating Rate Fund (4)				PIMCO Capital Securities and Financials Fund (5)
Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015		Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015		Period from 04/13/2015 to 09/30/2015 (Unaudited)
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

33,290	$414,143	57,586	$741,583	3,664	$36,793	84,840	$855,197	2,923	$29,215
281	3,528	1,618	20,813	84	847	2,306	23,490	39	384
0	0	0	0	0	0	0	0	0	0
158	1,963	81	1,066	98	983	558	5,677	4	37
0	0	0	0	1,291	12,933	2,594	26,340	176	1,752
0	0	0	0	0	0	0	0	0	0
0	0	0	0	629	6,301	1,486	15,072	37	361
0	0	0	0	163	1,641	324	3,295	0	0

6,883	85,489	22,801	294,401	3,654	36,552	8,386	84,877	19	185
2	24	3	39	39	393	128	1,300	0	3
0	0	0	0	0	0	0	0	0	0
3	36	1	14	31	311	93	944	0	0
0	0	0	0	151	1,514	426	4,323	1	10
0	0	0	0	0	0	0	0	0	0
0	0	0	0	98	976	266	2,699	0	2
0	0	0	0	8	80	19	193	0	0

(54,765)	(694,134)	(273,515)	(3,548,358)	(93,344)	(933,820)	(75,927)	(770,329)	(23)	(223)
(4,132)	(52,017)	(1,688)	(21,866)	(415)	(4,154)	(4,055)	(41,017)	0	0
0	0	0	0	0	0	0	0	0	0
(51)	(641)	(7)	(93)	(280)	(2,807)	(2,430)	(24,649)	0	(2)
0	0	0	0	(2,424)	(24,225)	(9,535)	(96,733)	(1)	(10)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	(1,565)	(15,663)	(5,862)	(59,389)	(2)	(17)
0	0	0	0	(74)	(744)	(455)	(4,605)	0	0
(18,331)	$(241,609)	(193,120)	$(2,512,401)	(88,192)	$(882,089)	3,162	$26,685	3,173	$31,697

(1)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 29% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 14% of the Fund, and the shareholder is a related party of the Fund.*
(3)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 89% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 71% of the Fund, and each of the two shareholders are related parties of the Fund.*
(5)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 66% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	At the NYSE Close on March 25, 2015, 75 Class B shares in the amount of $815 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF

Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	133

Notes to Financial Statements (Cont.)

BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any Investments in its respective Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

134	PIMCO CREDIT BOND FUNDS

September 30, 2015 (Unaudited)

As of March 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses (amounts in thousands) (1)
	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Credit Absolute Return Fund	$—	$—	$—	$—
PIMCO Diversified Income Fund	—	—	—	—
PIMCO Floating Income Fund*	—	299,522	41,823	—
PIMCO High Yield Spectrum Fund	—	—	—	—
PIMCO Long-Term Credit Fund	—	—	—	—
PIMCO Senior Floating Rate Fund	—	—	—	—
PIMCO Capital Securities and Financials Fund	—	—	—	—

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term (1)	Long-Term
PIMCO Credit Absolute Return Fund	$13,689	$—
PIMCO Diversified Income Fund	—	—
PIMCO Floating Income Fund*	144,899	—
PIMCO High Yield Spectrum Fund	—	—
PIMCO Long-Term Credit Fund	—	—
PIMCO Senior Floating Rate Fund	—	—
PIMCO Capital Securities and Financials Fund	—	—

(1)*	Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (2)
PIMCO Credit Absolute Return Fund	$678,487	$15,491	$(32,187)	$(16,696)
PIMCO Diversified Income Fund	2,587,397	59,841	(228,900)	(169,059)
PIMCO Floating Income Fund	749,653	11,984	(83,052)	(71,068)
PIMCO High Yield Spectrum Fund	1,911,154	14,634	(196,226)	(181,592)
PIMCO Long-Term Credit Fund	4,554,653	111,854	(233,719)	(121,865)
PIMCO Senior Floating Rate Fund	1,660,145	4,871	(46,980)	(42,109)
PIMCO Capital Securities and Financials Fund	30,843	44	(947)	(903)

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

On November 6, 2015, the Board approved the liquidation of Class R shares of PIMCO Credit Absolute Return Fund and PIMCO Senior Floating Rate Fund. The liquidation of Class R shares is expected to occur on or about January 22, 2016.

There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	135

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NXN	Natixis New York
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
CFR	Credit Suisse Securities (Europe) Ltd.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MEI	Merrill Lynch International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	THB	Thai Baht
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBR	Bank Bill Rate	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate

136	PIMCO CREDIT BOND FUNDS

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

138	PIMCO CREDIT BOND FUNDS

(Unaudited)

collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

140	PIMCO CREDIT BOND FUNDS

(Unaudited)

information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group”

of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	141

Approval of Investment Advisory Contract and Other Agreements (Cont.)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

142	PIMCO CREDIT BOND FUNDS

(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	143

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

144	PIMCO CREDIT BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4003SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

Fundamental Index Funds

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE Fundamental PLUS EMG Fund

PIMCO RAE Fundamental PLUS International Fund

PIMCO RAE Fundamental PLUS Small Fund

PIMCO RAE Low Volatility PLUS Fund

PIMCO RAE Low Volatility PLUS EMG Fund

PIMCO RAE Low Volatility PLUS International Fund

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		26
Statements of Operations		30
Statements of Changes in Net Assets		32
Notes to Financial Statements		166
Glossary		191
Approval of Investment Advisory Contract and Other Agreements		192
Results of Proxy Voting		199

Fund	Fund Summary	Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund*	6	35
PIMCO RAE Fundamental PLUS EMG Fund*	7	50
PIMCO RAE Fundamental PLUS International Fund*	8	65
PIMCO RAE Fundamental PLUS Small Fund*	9	79
PIMCO RAE Low Volatility PLUS Fund*	10	93
PIMCO RAE Low Volatility PLUS EMG Fund*	11	107
PIMCO RAE Low Volatility PLUS International Fund*	12	122
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund*	13	136
PIMCO RAE Worldwide Long/Short PLUS Fund*	14	150

* Effective April 15, 2015 the Funds’ names were changed. Prior to April 15, 2015 the Funds’ names were PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Worldwide Fundamental Advantage AR Strategy Fund, and PIMCO Worldwide Long/Short Fundamental Strategy Fund, respectively.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO FUNDAMENTAL INDEX FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: new/small fund risk, interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, management risk, small-cap and mid-cap company risk and short sale risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales

4	PIMCO FUNDAMENTAL INDEX FUNDS

charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of

$1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C
PIMCO RAE Fundamental Advantage PLUS Fund	02/29/08	02/29/08	06/30/10	—	07/31/08	07/31/08	07/31/08
PIMCO RAE Fundamental PLUS EMG Fund	11/26/08	11/26/08	01/07/11	05/31/12	05/31/13	05/31/13	05/31/13
PIMCO RAE Fundamental PLUS International Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	02/28/14
PIMCO RAE Fundamental PLUS Small Fund	09/30/11	09/30/11	05/30/14	—	02/28/14	02/28/14	02/28/14
PIMCO RAE Low Volatility PLUS EMG Fund	12/30/13	12/30/13	12/30/13	—	12/30/13	12/30/13	12/30/13
PIMCO RAE Low Volatility PLUS Fund	12/30/13	12/30/13	12/30/13	—	12/30/13	12/30/13	12/30/13
PIMCO RAE Low Volatility PLUS International Fund	12/30/13	12/30/13	12/30/13	—	12/30/13	12/30/13	12/30/13
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	11/30/12	11/30/12	04/01/13	—	04/01/13	04/01/13	04/01/13
PIMCO RAE Worldwide Long/Short PLUS Fund	12/04/14	12/04/14	12/04/14	—	12/04/14	12/04/14	12/04/14

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, and Class C shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

PIMCO RAE Fundamental Advantage PLUS Fund

Institutional Class - PFATX	Class A - PTFAX
Class P - PFAPX	Class C - PTRCX
Class D - PFSDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	25.8%
Corporate Bonds & Notes	19.8%
U.S. Government Agencies	18.2%
Short-Term Instruments‡	11.5%
Mortgage-Backed Securities	8.3%
Sovereign Issues	6.9%
Asset-Backed Securities	6.2%
Other	3.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (02/29/08)
PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class	-5.46%	-6.94%	1.15%	4.33%
PIMCO RAE Fundamental Advantage PLUS Fund Class P	-5.69%	-6.98%	1.07%	4.21%
PIMCO RAE Fundamental Advantage PLUS Fund Class D	-5.64%	-7.34%	0.74%	3.88%
PIMCO RAE Fundamental Advantage PLUS Fund Class A	-5.81%	-7.29%	0.77%	3.90%
PIMCO RAE Fundamental Advantage PLUS Fund Class A (adjusted)	-9.37%	-10.67%	0.02%	3.38%
PIMCO RAE Fundamental Advantage PLUS Fund Class C	-5.97%	-7.93%	0.02%	3.23%
RAE Fundamental Advantage PLUS Fund Class C (adjusted)	-6.88%	-8.80%	0.02%	3.23%
3 Month USD LIBOR Index	0.14%	0.26%	0.31%	0.72%
Lipper Alternative Equity Market Neutral Funds Average	-0.04%	-0.72%	1.56%	1.28%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.30% for Class D shares, 1.30% for Class A shares, and 2.05% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Fundamental Advantage PLUS Fund seeks maximum total return, consistent with prudent investment management, by obtaining long exposure to a portfolio of stocks (“RAE Fundamental US Large Model Portfolio”) and short exposure to the S&P 500 Index (“S&P 500”), and complementing this equity market neutral exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The RAE Fundamental US Large Model Portfolio stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio and short positions in swaps and futures are used to obtain exposure to the S&P 500. The Fund’s strategy of maintaining long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 can be characterized as “market neutral” because the long and the short exposures are intended to offset one another producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative appreciation (or depreciation) of the RAE Fundamental US Large Model Portfolio over the S&P 500.

Fund Insights

»

The Fund’s long exposure to the RAE Fundamental US Large Model Portfolio and short exposure to the S&P 500 through equity index derivatives detracted from performance, as the RAE Fundamental US Large Model Portfolio underperformed the S&P 500 over the reporting period, primarily due to the following:

»	Underweight exposure to Amazon.com detracted from returns.

»	Overweight exposure and selection within the energy sector detracted from returns.

»	Underweight exposure to the information technology sector detracted from relative returns, driven by an underweight to Google and Facebook.

»	The Fund’s AR Bond Alpha Strategy detracted from returns primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

6	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental PLUS EMG Fund

Institutional Class - PEFIX	Class D - PEFDX
Class P - PEFPX	Class A - PEFFX
Administrative Class - PEFAX	Class C - PEFCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	31.5%
Corporate Bonds & Notes	24.6%
Short-Term Instruments‡	10.5%
U.S. Government Agencies	9.8%
Sovereign Issues	7.8%
Mortgage-Backed Securities	6.3%
Asset-Backed Securities	5.7%
Other	3.8%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (11/26/08)
PIMCO RAE Fundamental PLUS EMG Fund Institutional Class	-23.20%	-28.08%	-4.39%	11.01%
PIMCO RAE Fundamental PLUS EMG Fund Class P	-23.20%	-28.08%	-4.51%	10.88%
PIMCO RAE Fundamental PLUS EMG Fund Administrative Class	-23.27%	-28.24%	-4.63%	10.73%
PIMCO RAE Fundamental PLUS EMG Fund Class D	-23.42%	-28.40%	-4.83%	10.52%
PIMCO RAE Fundamental PLUS EMG Fund Class A	-23.43%	-28.46%	-4.77%	10.57%
PIMCO RAE Fundamental PLUS EMG Fund Class A (adjusted)	-26.33%	-31.13%	-5.50%	9.96%
PIMCO RAE Fundamental PLUS EMG Fund Class C	-23.68%	-28.90%	-5.51%	9.72%
PIMCO RAE Fundamental PLUS EMG Fund Class C (adjusted)	-24.44%	-29.61%	-5.51%	9.72%
MSCI Emerging Markets Index (Net Dividends in USD)	-17.33%	-19.28%	-3.58%	9.18%
Lipper Emerging Market Funds Average	-15.46%	-19.25%	-3.50%	8.36%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2008.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.40% for Administrative Class shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Fundamental PLUS EMG Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the “Benchmark”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Fundamental Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental Emerging Markets Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Fundamental Emerging Markets Model Portfolio detracted from returns relative to the benchmark over the reporting period, primarily due to the following:

»	Stocks selection within Brazil and South Africa detracted from returns.

»	Overweight exposure and stock selection within the energy and financial sectors detracted from returns.

»	Stocks selection within the materials sector also detracted from returns.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO RAE Fundamental PLUS International Fund

Institutional Class - PTSIX	Class A - PTSOX
Class P - PTIPX	Class C - PTSKX
Class D - PTSLX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	32.8%
Corporate Bonds & Notes	23.9%
Asset-Backed Securities	10.6%
U.S. Government Agencies	8.9%
Mortgage-Backed Securities	5.5%
Sovereign Issues	3.1%
Other	15.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (09/30/11)
PIMCO RAE Fundamental PLUS International Fund Institutional Class	-15.38%	-17.73%	7.40%
PIMCO RAE Fundamental PLUS International Fund Class P	-15.31%	-17.74%	7.33%
PIMCO RAE Fundamental PLUS International Fund Class D	-15.46%	-17.94%	7.03%
PIMCO RAE Fundamental PLUS International Fund Class A	-15.50%	-18.05%	7.02%
PIMCO RAE Fundamental PLUS International Fund Class A (adjusted)	-18.68%	-21.10%	6.00%
PIMCO RAE Fundamental PLUS International Fund Class C	-15.83%	-18.65%	6.24%
PIMCO RAE Fundamental PLUS International Fund Class C (adjusted)	-16.66%	-19.27%	6.24%
MSCI EAFE Net Dividend Index (USD Unhedged)	-9.68%	-8.66%	7.60%
Lipper International Multi-Cap Core Funds Average	-9.10%	-8.16%	7.66%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.18% for Class D shares, 1.18% for Class A shares, and 1.93% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Fundamental PLUS International Fund seeks total return which exceeds that of the MSCI EAFE Net Dividend Index (USD Unhedged) (the “Benchmark”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE Fundamental International Large Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental International Large Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Fundamental International Large Model Portfolio detracted from returns relative to the benchmark over the reporting period, primarily due to the following:

»	Overweight exposure to Canada detracted from returns.

»	Overweight exposure and selection within the energy sector detracted from returns.

»	Favorable security selection in Japan partially offset the underperformance.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

8	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Fundamental PLUS Small Fund

Institutional Class - PCFIX	Class A - PCFAX
Class P - PCCPX	Class C - PCFEX
Class D - PCFDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	28.6%
Corporate Bonds & Notes	27.6%
Sovereign Issues	10.2%
Mortgage-Backed Securities	9.3%
U.S. Government Agencies	8.3%
Short-Term Instruments‡	7.6%
Asset-Backed Securities	5.9%
Other	2.5%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (09/30/11)
PIMCO RAE Fundamental PLUS Small Fund Institutional Class	-14.53%	-3.67%	17.56%
PIMCO RAE Fundamental PLUS Small Fund Class P	-14.61%	-3.80%	17.44%
PIMCO RAE Fundamental PLUS Small Fund Class D	-14.76%	-4.08%	17.14%
PIMCO RAE Fundamental PLUS Small Fund Class A	-14.78%	-4.15%	17.10%
PIMCO RAE Fundamental PLUS Small Fund Class A (adjusted)	-17.97%	-7.72%	15.98%
PIMCO RAE Fundamental PLUS Small Fund Class C	-15.00%	-4.79%	16.26%
PIMCO RAE Fundamental PLUS Small Fund Class C (adjusted)	-15.84%	-5.67%	16.26%
Russell 2000® Index	-11.55%	1.25%	15.90%
Lipper Small-Cap Core Funds Average	-10.83%	-0.77%	14.79%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.85% for the Institutional Class shares, 0.95% for Class P shares, 1.20% for Class D shares, 1.20% for Class A shares, and 1.95% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Fundamental PLUS Small Fund seeks total return which exceeds that of the Russell 2000® Index under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. small companies (“RAE Fundamental US Small Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Small Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Fundamental US Small Model Portfolio positively contributed to returns relative to the Russell 2000® Index over the reporting period, primarily due to the following:

»	Underweight exposure and selection within the health care sector added to returns.

»	Stock selection within the consumer staples and telecommunications services sectors benefited returns.

»	Exposure to the information technology sector detracted from relative returns, driven by an underweight to the software industry over the reporting period.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO RAE Low Volatility PLUS Fund

Institutional Class - PILVX	Class A - PXLVX
Class P - PPLVX	Class C - POLVX
Class D - PDLVX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	41.1%
Corporate Bonds & Notes	20.6%
Short-Term Instruments‡	12.7%
Asset-Backed Securities	11.1%
U.S. Government Agencies	5.4%
Mortgage-Backed Securities	5.1%
Other	4.0%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS Fund Institutional	-8.49%	-4.29%	2.81%
PIMCO RAE Low Volatility PLUS Fund Class P	-8.55%	-4.44%	2.72%
PIMCO RAE Low Volatility PLUS Fund Class D	-8.63%	-4.66%	2.42%
PIMCO RAE Low Volatility PLUS Fund Class A	-8.72%	-4.69%	2.38%
PIMCO RAE Low Volatility PLUS Fund Class A (adjusted)	-12.15%	-8.23%	0.17%
PIMCO RAE Low Volatility PLUS Fund Class C	-8.98%	-5.24%	1.72%
PIMCO RAE Low Volatility PLUS Fund Class C (adjusted)	-9.89%	-6.13%	1.72%
S&P 500 Index	-6.18%	-0.61%	4.56%
Lipper Large-Cap Core Funds Average	-7.09%	-2.20%	2.46%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.79% for the Institutional Class shares, 0.89% for Class P shares, 1.19% for Class D shares, 1.19% for Class A shares, and 1.94% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Low Volatility PLUS Fund seeks total return which exceeds that of the S&P 500 (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks (“RAE Low Volatility US Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility US Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Low Volatility US Model Portfolio positively contributed to returns relative to the benchmark over the reporting period, primarily due to the following:

»	Underweight exposure and selection within the financial sector added to returns.

»	Overweight exposure and stock selection within the utilities sector added to returns.

»	Underweight exposure to Amazon.com partially offset gains.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

10	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Low Volatility PLUS EMG Fund

Institutional Class - PLVLX	Class A - PLVVX
Class P - PLVWX	Class C - PLVOX
Class D - PLVDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	27.5%
Short-Term Instruments‡	24.1%
Corporate Bonds & Notes	22.0%
Asset-Backed Securities	9.6%
Mortgage-Backed Securities	5.9%
U.S. Government Agencies	5.6%
Sovereign Issues	5.0%
Other	0.3%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS EMG Fund Institutional	-22.69%	-27.57%	-13.61%
PIMCO RAE Low Volatility PLUS EMG Fund Class P	-22.74%	-27.56%	-13.69%
PIMCO RAE Low Volatility PLUS EMG Fund Class D	-22.74%	-27.74%	-13.94%
PIMCO RAE Low Volatility PLUS EMG Fund Class A	-22.77%	-27.75%	-13.91%
PIMCO RAE Low Volatility PLUS EMG Fund Class A (adjusted)	-25.68%	-30.44%	-15.77%
PIMCO RAE Low Volatility PLUS EMG Fund Class C	-23.13%	-28.39%	-14.65%
PIMCO RAE Low Volatility PLUS EMG Fund Class C (adjusted)	-23.89%	-29.09%	-14.65%
MSCI Emerging Markets Index (Net Dividends in USD)	-17.33%	-19.28%	-10.26%
Lipper Emerging Market Funds Average	-15.46%	-19.25%	-10.51%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Low Volatility PLUS EMG Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to emerging market countries (“RAE Low Volatility Emerging Markets Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility Emerging Markets Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Low Volatility Emerging Markets Model Portfolio detracted from returns relative to the benchmark index over the reporting period, primarily due to the following:

»	Stock selection within Brazil, India and Russia detracted from returns.

»	Overweight exposure and selection within the energy and utilities sectors detracted from returns.

»	Underweight exposure and selection within the financial sector partially offset the underperformance.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO RAE Low Volatility PLUS International Fund

Institutional Class - PLVTX	Class A - PLVBX
Class P - PLVZX	Class C - PLVQX
Class D - PLVRX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	32.8%
Corporate Bonds & Notes	23.9%
Short-Term Instruments‡	14.6%
Asset-Backed Securities	10.6%
U.S. Government Agencies	8.9%
Mortgage-Backed Securities	5.5%
Other	3.7%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (12/30/13)
PIMCO RAE Low Volatility PLUS International Fund Institutional Class	-9.82%	-9.62%	-3.09%
PIMCO RAE Low Volatility PLUS International Fund Class P	-9.87%	-9.74%	-3.17%
PIMCO RAE Low Volatility PLUS International Fund Class D	-10.04%	-9.91%	-3.39%
PIMCO RAE Low Volatility PLUS International Fund Class A	-9.97%	-9.95%	-3.43%
PIMCO RAE Low Volatility PLUS International Fund Class A (adjusted)	-13.32%	-13.35%	-5.52%
PIMCO RAE Low Volatility PLUS International Fund Class C	-10.29%	-10.53%	-4.09%
PIMCO RAE Low Volatility PLUS International Fund Class C (adjusted)	-11.16%	-11.38%	-4.09%
MSCI EAFE Net Dividend Index (USD Unhedged)	-9.68%	-8.66%	-5.73%
Lipper International Multi-Cap Core Funds Average	-9.10%	-8.16%	-5.58%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average cumulative total return since 12/31/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.82% for the Institutional Class shares, 0.92% for Class P shares, 1.17% for Class D shares, 1.17% for Class A shares, and 1.92% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Low Volatility PLUS International Fund seeks total return which exceeds that of the MSCI EAFE Net Dividend Index (USD Unhedged) (the “Benchmark Index”) under normal circumstances by obtaining exposure to a portfolio of stocks economically tied to foreign (non-U.S.) countries (“RAE Low Volatility International Model Portfolio”), and complementing this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The stocks are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Low Volatility International Model Portfolio.

Fund Insights

»	The Fund’s exposure to the RAE Low Volatility International Model Portfolio positively contributed to returns relative to the benchmark index over the reporting period, primarily due to the following:

»	Stock selection within Japan was positive.

»	Underweight exposure and stock selection within Australia was positive.

»	Overweight exposure to the energy sector partially offset outperformance.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

12	PIMCO FUNDAMENTAL INDEX FUNDS

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

Institutional Class - PWWIX	Class A - PWWAX
Class P - PWWPX	Class C - PWWCX
Class D - PWWDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	26.8%
Corporate Bonds & Notes	25.7%
Short-Term Instruments‡	13.9%
Sovereign Issues	10.3%
Asset-Backed Securities	8.8%
Mortgage-Backed Securities	6.3%
Other	8.2%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (11/30/12)
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund Institutional Class	-5.95%	-9.87%	-2.92%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund Class P	-6.00%	-9.93%	-3.05%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund Class D	-6.16%	-10.17%	-3.30%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund Class A	-6.16%	-10.27%	-3.29%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund Class A (adjusted)	-9.67%	-13.60%	-4.59%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund Class C	-6.47%	-10.89%	-4.02%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund Class C (adjusted)	-7.40%	-11.77%	-4.02%
3 Month USD LIBOR Index	0.14%	0.26%	0.26%
Lipper Alternative Equity Market Neutral Funds Average	-0.04%	-0.72%	1.15%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.00% for the Institutional Class shares, 1.10% for Class P shares, 1.40% for Class D shares, 1.40% for Class A shares, and 2.15% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Worldwide Fundamental Advantage PLUS Fund seeks total return which exceeds that of its benchmark under normal circumstances by obtaining exposure to a global equity market neutral portfolio of stocks (“RAE Worldwide Fundamental Advantage Model Portfolio”), and complementing this market neutral portfolio with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The RAE Worldwide Fundamental Advantage Model Portfolio seeks to capture the return difference between stocks selected using a framework based on the RAFI® Fundamental Index Methodology® (“RAFI”), which are held long in the model portfolio, and stocks selected based on market capitalization, which are held short in the model portfolio. The stocks held long and short in the RAE Worldwide Fundamental Advantage Model Portfolio are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies across developed and developing countries which satisfy certain liquidity and capacity requirements. Under normal circumstances long and short equity total return swaps are used to obtain the exposures in the RAE Worldwide Fundamental Advantage Model Portfolio, which can be characterized as “market neutral” because the long and the short exposures are intended to offset one another, producing a net equity exposure that is approximately zero. At the same time, the Fund is designed to deliver the relative return of the stocks held long versus the stocks held short.

Fund Insights

»	The Fund’s exposure to the RAE Worldwide Fundamental Advantage Model Portfolio detracted from returns over the reporting period, primarily due to the following:

»	Stock selection within India, France and Switzerland detracted from returns.

»	Stock selection within the materials sector detracted from returns.

»	Favorable stock selection within the financial sector partially offset the underperformance.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

PIMCO RAE Worldwide Long/Short PLUS Fund

Institutional Class - PWLIX	Class A - PWLAX
Class P - PWLPX	Class C - PWLCX
Class D - PWLDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

U.S. Treasury Obligations	41.0%
Corporate Bonds & Notes	18.3%
Short-Term Instruments‡	16.6%
Sovereign Issues	10.4%
Asset-Backed Securities	5.0%
Mortgage-Backed Securities	5.0%
Other	3.7%
†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Cumulative Total Return for the period ended September 30, 2015
	6 Months*	Fund Inception (12/04/14)*
PIMCO RAE Worldwide Long/Short PLUS Fund Institutional	-8.81%	-9.69%
PIMCO RAE Worldwide Long/Short PLUS Fund Class P	-8.93%	-9.84%
PIMCO RAE Worldwide Long/Short PLUS Fund Class D	-9.14%	-10.17%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A	-9.13%	-10.11%
PIMCO RAE Worldwide Long/Short PLUS Fund Class A (adjusted)	-14.11%	-15.03%
PIMCO RAE Worldwide Long/Short PLUS Fund Class C	-9.43%	-10.59%
PIMCO RAE Worldwide Long/Short PLUS Fund Class C (adjusted)	-10.33%	-11.46%
3 Month USD LIBOR Index	0.14%	0.22%
Lipper Alternative Long/Short Equity Funds Average	-4.80%	-3.20%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

**Average cumulative total return since 12/31/2014.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.19% for the Institutional Class shares, 1.29% for Class P shares, 1.59% for Class D shares, 1.59% for Class A shares, and 2.34% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO RAE Worldwide Long/Short PLUS Fund seeks long-term capital appreciation, consistent with prudent investment management, by, under normal circumstances, obtaining long exposure to three separate stock portfolios representing developed and developing markets, short exposure to corresponding capitalization-weighted equity indexes, and complimenting this equity exposure with absolute return bond alpha strategy (“AR Bond Alpha Strategy”). The Fund normally will obtain long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”). The stocks comprising the RAE Model Portfolios are selected by the Fund’s sub-adviser, Research Affiliates, LLC (“Sub-Adviser”), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Model Portfolios and short positions in swaps and futures are used to obtain exposure to capitalization-weighted indexes.

Fund Insights

»	The Fund’s long/short equity strategy detracted from performance, as long exposure to the RAE Model Portfolios underperformed short exposure to their market capitalization-weighted counterparts.

»	The Fund’s AR Bond Alpha Strategy detracted from returns, primarily due to the following:

»	U.S. government and rates positioning detracted from performance over the reporting period, driven by negative carry deriving from short exposure to 1-3 year rates.

»	Exposure to interest rates in Brazil had a negative impact on returns, as yields in Brazil rose during the reporting period.

»	Short exposure to the euro detracted from returns, as the euro appreciated relative to the U.S. dollar over the reporting period.

14	PIMCO FUNDAMENTAL INDEX FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class	$1,000.00	$945.40	$4.43	$1,000.00	$1,020.45	$4.60	0.91%
Class P	1,000.00	943.10	4.91	1,000.00	1,019.95	5.10	1.01
Class D	1,000.00	943.60	6.37	1,000.00	1,018.45	6.61	1.31
Class A	1,000.00	941.90	6.36	1,000.00	1,018.45	6.61	1.31
Class C	1,000.00	940.30	9.99	1,000.00	1,014.70	10.38	2.06
PIMCO RAE Fundamental PLUS EMG Fund
Institutional Class	$1,000.00	$768.00	$5.13	$1,000.00	$1,019.20	$5.86	1.16%
Class P	1,000.00	768.00	5.57	1,000.00	1,018.70	6.36	1.26
Administrative Class	1,000.00	767.30	6.23	1,000.00	1,017.95	7.11	1.41
Class D	1,000.00	765.80	6.89	1,000.00	1,017.20	7.87	1.56
Class A	1,000.00	765.70	6.89	1,000.00	1,017.20	7.87	1.56
Class C	1,000.00	763.20	10.18	1,000.00	1,013.45	11.63	2.31
PIMCO RAE Fundamental PLUS International Fund
Institutional Class	$1,000.00	$846.20	$3.83	$1,000.00	$1,020.85	$4.19	0.83%
Class P	1,000.00	846.90	4.29	1,000.00	1,020.35	4.70	0.93
Class D	1,000.00	845.40	5.44	1,000.00	1,019.10	5.96	1.18
Class A	1,000.00	845.00	5.44	1,000.00	1,019.10	5.96	1.18
Class C	1,000.00	841.70	8.89	1,000.00	1,015.35	9.72	1.93

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO RAE Fundamental PLUS Small Fund
Institutional Class	$1,000.00	$854.70	$3.94	$1,000.00	$1,020.75	$4.29	0.85%
Class P	1,000.00	853.90	4.40	1,000.00	1,020.25	4.80	0.95
Class D	1,000.00	852.40	5.56	1,000.00	1,019.00	6.06	1.20
Class A	1,000.00	852.20	5.56	1,000.00	1,019.00	6.06	1.20
Class C	1,000.00	850.00	9.02	1,000.00	1,015.25	9.82	1.95
PIMCO RAE Low Volatility PLUS Fund
Institutional Class	$1,000.00	$915.10	$3.83	$1,000.00	$1,021.00	$4.04	0.80%
Class P	1,000.00	914.50	4.31	1,000.00	1,020.50	4.55	0.90
Class D	1,000.00	913.70	5.74	1,000.00	1,019.00	6.06	1.20
Class A	1,000.00	912.80	5.74	1,000.00	1,019.00	6.06	1.20
Class C	1,000.00	910.20	9.31	1,000.00	1,015.25	9.82	1.95
PIMCO RAE Low Volatility PLUS EMG Fund
Institutional Class	$1,000.00	$773.10	$4.43	$1,000.00	$1,020.00	$5.05	1.00%
Class P	1,000.00	772.60	4.87	1,000.00	1,019.50	5.55	1.10
Class D	1,000.00	772.60	6.20	1,000.00	1,018.00	7.06	1.40
Class A	1,000.00	772.30	6.20	1,000.00	1,018.00	7.06	1.40
Class C	1,000.00	768.70	9.51	1,000.00	1,014.25	10.83	2.15
PIMCO RAE Low Volatility PLUS International Fund
Institutional Class	$1,000.00	$901.80	$3.95	$1,000.00	$1,020.85	$4.19	0.83%
Class P	1,000.00	901.30	4.42	1,000.00	1,020.35	4.70	0.93
Class D	1,000.00	899.60	5.60	1,000.00	1,019.10	5.96	1.18
Class A	1,000.00	900.30	5.61	1,000.00	1,019.10	5.96	1.18
Class C	1,000.00	897.10	9.15	1,000.00	1,015.35	9.72	1.93
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund
Institutional Class	$1,000.00	$940.50	$4.85	$1,000.00	$1,020.00	$5.05	1.00%
Class P	1,000.00	940.00	5.34	1,000.00	1,019.50	5.55	1.10
Class D	1,000.00	938.40	6.78	1,000.00	1,018.00	7.06	1.40
Class A	1,000.00	938.40	6.78	1,000.00	1,018.00	7.06	1.40
Class C	1,000.00	935.30	10.40	1,000.00	1,014.25	10.83	2.15
PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class	$1,000.00	$911.90	$5.69	$1,000.00	$1,019.05	$6.01	1.19%
Class P	1,000.00	910.70	6.16	1,000.00	1,018.55	6.51	1.29
Class D	1,000.00	908.60	7.59	1,000.00	1,017.05	8.02	1.59
Class A	1,000.00	908.70	7.59	1,000.00	1,017.05	8.02	1.59
Class C	1,000.00	905.70	11.15	1,000.00	1,013.30	11.78	2.34

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

16	PIMCO FUNDAMENTAL INDEX FUNDS

Benchmark Descriptions

Index	Description

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI Emerging Markets Index (Net Dividends in USD)	The MSCI Emerging Markets Index (Net Dividends in USD) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It is not possible to invest directly in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO RAE Fundamental Advantage PLUS Fund
Institutional Class
04/01/2015 - 09/30/2015+~	$10.86	$0.23		$(0.92)	$(0.69)	$(0.31)	$0.00	$(0.31)
03/31/2015~	11.94	0.12		(0.42)	(0.30)	(0.78)	0.00	(0.78)
03/31/2014~	13.38	0.15		0.03	0.18	(1.62)	0.00	(1.62)
03/31/2013~	12.09	0.24		1.32	1.56	(0.27)	0.00	(0.27)
03/31/2012~	13.23	0.27		(0.39)	(0.12)	(1.02)	0.00	(1.02)
03/31/2011~	13.86	0.21		0.84	1.05	(1.68)	0.00	(1.68)
Class P
04/01/2015 - 09/30/2015+~	10.86	0.11		(0.82)	(0.71)	(0.31)	0.00	(0.31)
03/31/2015~	11.91	0.12		(0.39)	(0.27)	(0.78)	0.00	(0.78)
03/31/2014~	13.35	0.12		0.03	0.15	(1.59)	0.00	(1.59)
03/31/2013~	12.06	0.27		1.26	1.53	(0.24)	0.00	(0.24)
03/31/2012~	13.20	0.30		(0.42)	(0.12)	(1.02)	0.00	(1.02)
06/30/2010 - 03/31/2011~	14.13	0.15		0.39	0.54	(1.47)	0.00	(1.47)
Class D
04/01/2015 - 09/30/2015+~	10.62	0.09		(0.78)	(0.69)	(0.30)	0.00	(0.30)
03/31/2015~	11.70	0.09		(0.42)	(0.33)	(0.75)	0.00	(0.75)
03/31/2014~	13.14	0.09		0.03	0.12	(1.56)	0.00	(1.56)
03/31/2013~	11.88	0.21		1.23	1.44	(0.18)	0.00	(0.18)
03/31/2012~	13.02	0.24		(0.39)	(0.15)	(0.99)	0.00	(0.99)
03/31/2011~	13.68	0.15		0.81	0.96	(1.62)	0.00	(1.62)
Class A
04/01/2015 - 09/30/2015+~	10.71	0.09		(0.81)	(0.72)	(0.29)	0.00	(0.29)
03/31/2015~	11.76	0.09		(0.39)	(0.30)	(0.75)	0.00	(0.75)
03/31/2014~	13.20	0.09		0.03	0.12	(1.56)	0.00	(1.56)
03/31/2013~	11.91	0.21		1.23	1.44	(0.15)	0.00	(0.15)
03/31/2012~	13.05	0.24		(0.39)	(0.15)	(0.99)	0.00	(0.99)
03/31/2011~	13.71	0.15		0.81	0.96	(1.62)	0.00	(1.62)
Class C
04/01/2015 - 09/30/2015+~	10.74	0.05		(0.77)	(0.72)	(0.27)	0.00	(0.27)
03/31/2015~	11.82	(0.00	)^	(0.42)	(0.42)	(0.66)	0.00	(0.66)
03/31/2014~	13.29	(0.00	)^	0.03	0.03	(1.50)	0.00	(1.50)
03/31/2013~	11.97	0.12		1.26	1.38	(0.06)	0.00	(0.06)
03/31/2012~	13.14	0.15		(0.39)	(0.24)	(0.93)	0.00	(0.93)
03/31/2011~	13.83	0.03		0.81	0.84	(1.53)	0.00	(1.53)

PIMCO RAE Fundamental PLUS EMG Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.44	$0.08		$(2.27)	$(2.19)	$0.00	$0.00	$0.00
03/31/2015	9.54	0.07		(0.16)	(0.09)	(0.01)	0.00	(0.01)
03/31/2014	10.09	0.05		(0.56)	(0.51)	(0.01)	(0.03)	(0.04)
03/31/2013	10.14	0.11		0.61	0.72	(0.77)	0.00	(0.77)
03/31/2012	11.24	0.13		(0.91)	(0.78)	(0.32)	0.00	(0.32)
03/31/2011	11.10	0.13		2.52	2.65	(2.22)	(0.29)	(2.51)
Class P
04/01/2015 - 09/30/2015+	9.44	0.08		(2.27)	(2.19)	0.00	0.00	0.00
03/31/2015	9.55	0.06		(0.15)	(0.09)	(0.02)	0.00	(0.02)
03/31/2014	10.12	0.06		(0.60)	(0.54)	(0.00)^	(0.03)	(0.03)
03/31/2013	10.18	0.09		0.63	0.72	(0.78)	0.00	(0.78)
03/31/2012	11.24	0.11		(0.90)	(0.79)	(0.27)	0.00	(0.27)
01/07/2011 - 03/31/2011	10.85	0.03		0.36	0.39	0.00	0.00	0.00
Administrative Class
04/01/2015 - 09/30/2015+	9.37	0.07		(2.25)	(2.18)	0.00	0.00	0.00
03/31/2015	9.48	0.05		(0.16)	(0.11)	(0.00)^	0.00	(0.00)^
03/31/2014	10.06	0.03		(0.58)	(0.55)	(0.00)^	(0.03)	(0.03)
05/31/2012 - 03/31/2013	8.98	0.06		1.81	1.87	(0.79)	0.00	(0.79)

Please see footnotes on page 24.

18	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.86	(5.46)%	$1,519,037	0.91	%*	0.91	%*	0.89	%*	0.89	%*	2.16	%*	272%
10.86	(2.61)	2,354,316	0.90		0.90		0.89		0.89		1.13		413
11.94	1.57	3,158,822	0.89		0.89		0.89		0.89		1.09		262
13.38	12.83	3,172,910	0.90		0.90		0.89		0.89		1.94		321
12.09	(0.77)	1,490,114	0.91		0.91		0.89		0.89		2.10		629
13.23	7.74	4,645,834	0.89		0.89		0.89		0.89		1.40		512

9.84	(5.69)	15,259	1.01	*	1.01	*	0.99	*	0.99	*	2.06	*	272
10.86	(2.45)	23,634	1.00		1.00		0.99		0.99		1.05		413
11.91	1.45	44,362	0.99		0.99		0.99		0.99		1.01		262
13.35	12.71	51,049	1.00		1.00		0.99		0.99		2.03		321
12.06	(0.81)	22,608	1.01		1.01		0.99		0.99		2.30		629
13.20	4.04	16,685	0.99	*	0.99	*	0.99	*	0.99	*	1.48	*	512

9.63	(5.64)	43,128	1.31	*	1.31	*	1.29	*	1.29	*	1.77	*	272
10.62	(3.02)	47,957	1.30		1.30		1.29		1.29		0.76		413
11.70	1.24	61,031	1.29		1.29		1.29		1.29		0.70		262
13.14	12.24	53,320	1.30		1.30		1.29		1.29		1.73		321
11.88	(1.08)	41,035	1.31		1.31		1.29		1.29		1.90		629
13.02	7.19	76,463	1.29		1.29		1.29		1.29		1.02		512

9.70	(5.81)	19,862	1.31	*	1.31	*	1.29	*	1.29	*	1.76	*	272
10.71	(2.82)	29,625	1.30		1.30		1.29		1.29		0.74		413
11.76	1.24	76,013	1.29		1.29		1.29		1.29		0.69		262
13.20	12.21	58,810	1.30		1.30		1.29		1.29		1.78		321
11.91	(1.05)	66,096	1.31		1.31		1.29		1.29		1.90		629
13.05	7.29	93,291	1.29		1.29		1.29		1.29		1.10		512

9.75	(5.97)	13,618	2.06	*	2.06	*	2.04	*	2.04	*	1.00	*	272
10.74	(3.65)	22,367	2.05		2.05		2.04		2.04		0.00	†	413
11.82	0.36	38,619	2.04		2.04		2.04		2.04		(0.08)		262
13.29	11.53	21,996	2.05		2.05		2.04		2.04		1.02		321
11.97	(1.88)	20,658	2.06		2.06		2.04		2.04		1.16		629
13.14	6.33	25,766	2.04		2.04		2.04		2.04		0.32		512

$7.25	(23.20)%	$1,904,997	1.16	%*	1.16	%*	1.15	%*	1.15	%*	1.85	%*	262%
9.44	(0.94)	3,010,359	1.15		1.15		1.15		1.15		0.73		537
9.54	(5.04)	5,266,628	1.20	(c)	1.20	(c)	1.20	(c)	1.20	(c)	0.55		328
10.09	6.95	5,989,049	1.25		1.25		1.25		1.25		1.08		399
10.14	(6.70)	4,715,043	1.25		1.25		1.25		1.25		1.37		774
11.24	24.97	2,399,802	1.25		1.25		1.25		1.25		1.13		517

7.25	(23.20)	7,481	1.26	*	1.26	*	1.25	*	1.25	*	1.76	*	262
9.44	(1.00)	7,575	1.25		1.25		1.25		1.25		0.57		537
9.55	(5.32)	9,259	1.30	(d)	1.30	(d)	1.30	(d)	1.30	(d)	0.60		328
10.12	6.91	5,648	1.35		1.35		1.35		1.35		0.89		399
10.18	(6.86)	2,771	1.35		1.35		1.35		1.35		1.14		774
11.24	3.59	30	1.35	*	1.35	*	1.35	*	1.35	*	1.36	*	517

7.19	(23.27)	219	1.41	*	1.41	*	1.40	*	1.40	*	1.63	*	262
9.37	(1.15)	263	1.40		1.40		1.40		1.40		0.48		537
9.48	(5.45)	217	1.45	(c)	1.45	(c)	1.45	(c)	1.45	(c)	0.27		328
10.06	20.64	127	1.50	*	1.50	*	1.50	*	1.50	*	0.73	*	399

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO RAE Fundamental PLUS EMG Fund (Cont.)
Class D
04/01/2015 - 09/30/2015+	$9.35	$0.07		$(2.26)	$(2.19)	$0.00	$0.00	$0.00
03/31/2015	9.50	0.04		(0.17)	(0.13)	(0.02)	0.00	(0.02)
05/31/2013 - 03/31/2014	9.77	0.00	^	(0.23)	(0.23)	(0.01)	(0.03)	(0.04)
Class A
04/01/2015 - 09/30/2015+	9.39	0.06		(2.26)	(2.20)	0.00	0.00	0.00
03/31/2015	9.52	0.04		(0.17)	(0.13)	(0.00)^	0.00	(0.00)^
05/31/2013 - 03/31/2014	9.77	(0.00	)^	(0.21)	(0.21)	(0.01)	(0.03)	(0.04)
Class C
04/01/2015 - 09/30/2015+	9.25	0.03		(2.22)	(2.19)	0.00	0.00	0.00
03/31/2015	9.44	(0.03)		(0.16)	(0.19)	(0.00)^	0.00	(0.00)^
05/31/2013 - 03/31/2014	9.77	(0.06)		(0.24)	(0.30)	(0.00)^	(0.03)	(0.03)

PIMCO RAE Fundamental PLUS International Fund
Institutional Class
04/01/2015 - 09/30/2015+	$8.95	$0.07		$(1.43)	$(1.36)	$(0.17)	$0.00	$(0.17)
03/31/2015	12.56	0.24		(1.08)	(0.84)	(0.34)	(2.43)	(2.77)
03/31/2014	11.26	0.14		2.73	2.87	(1.54)	(0.03)	(1.57)
03/31/2013	11.37	0.12		1.65	1.77	(1.70)	(0.18)	(1.88)
09/30/2011 - 03/31/2012	10.00	0.05		1.43	1.48	(0.11)	0.00	(0.11)
Class P
04/01/2015 - 09/30/2015+	8.93	0.06		(1.41)	(1.35)	(0.16)	0.00	(0.16)
05/30/2014 - 03/31/2014	12.91	0.16		(1.37)	(1.21)	(0.34)	(2.43)	(2.77)
Class D
04/01/2015 - 09/30/2015+	8.93	0.05		(1.41)	(1.36)	(0.16)	0.00	(0.16)
03/31/2015	12.55	0.20		(1.09)	(0.89)	(0.30)	(2.43)	(2.73)
02/28/2014 - 03/31/2014	12.61	0.01		(0.07)	(0.06)	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	8.95	0.06		(1.43)	(1.37)	(0.16)	0.00	(0.16)
03/31/2015	12.56	0.20		(1.09)	(0.89)	(0.29)	(2.43)	(2.72)
02/28/2014 - 03/31/2014	12.61	0.01		(0.06)	(0.05)	0.00	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	8.88	0.03		(1.42)	(1.39)	(0.13)	0.00	(0.13)
03/31/2015	12.55	0.11		(1.08)	(0.97)	(0.27)	(2.43)	(2.70)
02/28/2014 - 03/31/2014	12.61	(0.00	)^	(0.06)	(0.06)	0.00	0.00	0.00

PIMCO RAE Fundamental PLUS Small Fund
Institutional Class
04/01/2015 - 09/30/2015+	$12.39	$0.12		$(1.89)	$(1.77)	$(0.29)	$0.00	$(0.29)
03/31/2015	12.33	0.23		0.60	0.83	(0.77)	0.00	(0.77)
03/31/2014	13.17	0.18		3.03	3.21	(4.00)	(0.05)	(4.05)
03/31/2013	12.42	0.17		2.62	2.79	(1.83)	(0.21)	(2.04)
09/30/2011 - 03/31/2012	10.00	0.05		3.13	3.18	(0.76)	0.00	(0.76)
Class P
04/01/2015 - 09/30/2015+	12.38	0.12		(1.90)	(1.78)	(0.28)	0.00	(0.28)
05/30/2014 - 03/31/2014	12.01	0.13		1.02	1.15	(0.78)	0.00	(0.78)
Class D
04/01/2015 - 09/30/2015+	12.37	0.10		(1.90)	(1.80)	(0.27)	0.00	(0.27)
03/31/2015	12.32	0.17		0.63	0.80	(0.75)	0.00	(0.75)
02/28/2014 - 03/31/2014	12.20	0.02		0.10	0.12	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	12.34	0.10		(1.89)	(1.79)	(0.27)	0.00	(0.27)
03/31/2015	12.32	0.12		0.66	0.78	(0.76)	0.00	(0.76)
02/28/2014 - 03/31/2014	12.20	0.02		0.10	0.12	0.00	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	12.27	0.06		(1.88)	(1.82)	(0.23)	0.00	(0.23)
03/31/2015	12.31	0.06		0.63	0.69	(0.73)	0.00	(0.73)
02/28/2014 - 03/31/2015	12.20	0.01		0.10	0.11	0.00	0.00	0.00

Please see footnotes on page 24.

20	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$7.16	(23.42)%	$3,199	1.56	%*	1.56	%*	1.55	%*	1.55	%*	1.47	%*	262%
9.35	(1.41)	5,393	1.55		1.55		1.55		1.55		0.39		537
9.50	(2.37)	3,420	1.59	*(e)	1.59	*(e)	1.59	*(e)	1.59	*(e)	0.03	*	328

7.19	(23.43)	6,049	1.56	*	1.56	*	1.55	*	1.55	*	1.41	*	262
9.39	(1.36)	10,935	1.55		1.55		1.55		1.55		0.36		537
9.52	(2.10)	3,842	1.59	*(e)	1.59	*(e)	1.59	*(e)	1.59	*(e)	(0.00	)*†	328

7.06	(23.68)	1,696	2.31	*	2.31	*	2.30	*	2.30	*	0.73	*	262
9.25	(2.01)	1,890	2.30		2.30		2.30		2.30		(0.34)		537
9.44	(3.02)	665	2.34	*(e)	2.34	*(e)	2.34	*(e)	2.34	*(e)	(0.75	)*	328

$7.42	(15.38)%	$688,307	0.83	%*	0.83	%*	0.82	%*	0.82	%*	1.55	%*	247%
8.95	(6.53)	1,096,358	0.83		0.83		0.82		0.82		2.07		857
12.56	26.29	2,805,349	0.84	(f)	0.84	(f)	0.83	(f)	0.83	(f)	1.18		414
11.26	16.05	3,418,499	0.85		0.85		0.84		0.84		1.05		452
11.37	14.77	1,258,123	0.84	*	0.85	*	0.84	*	0.85	*	0.83	*	347

7.42	(15.31)	766	0.93	*	0.93	*	0.92	*	0.92	*	1.38	*	247
8.93	(9.17)	2,752	0.93	*	0.93	*	0.92	*	0.92	*	2.00	*	857

7.41	(15.46)	5,772	1.18	*	1.18	*	1.17	*	1.17	*	1.17	*	247
8.93	(6.89)	9,814	1.18		1.18		1.17		1.17		1.82		857
12.55	(0.48)	210	1.18	*	1.18	*	1.17	*	1.17	*	1.02	*	414

7.42	(15.50)	2,616	1.18	*	1.18	*	1.17	*	1.17	*	1.36	*	247
8.95	(6.96)	2,425	1.18		1.18		1.17		1.17		1.78		857
12.56	(0.40)	4,059	1.18	*	1.18	*	1.17	*	1.17	*	1.10	*	414

7.36	(15.83)	1,611	1.93	*	1.93	*	1.92	*	1.92	*	0.58	*	247
8.88	(7.60)	1,859	1.93		1.93		1.92		1.92		1.07		857
12.55	(0.48)	53	1.93	*	1.93	*	1.92	*	1.92	*	0.37	*	414

$10.33	(14.53)%	$215,207	0.85	%*	0.85	%*	0.84	%*	0.84	%*	1.96	%*	280%
12.39	6.82	391,557	0.85		0.85		0.84		0.84		1.85		722
12.33	26.01	531,938	0.84		0.84		0.84		0.84		1.36		378
13.17	25.22	526,969	0.84		0.84		0.84		0.84		1.40		385
12.42	32.56	417,462	0.84	*	0.86	*	0.84	*	0.86	*	0.91	*	227

10.32	(14.61)	2,900	0.95	*	0.95	*	0.94	*	0.94	*	1.91	*	280
12.38	9.64	4,475	0.95	*	0.95	*	0.94	*	0.94	*	1.31	*	722

10.30	(14.76)	6,144	1.20	*	1.20	*	1.19	*	1.19	*	1.68	*	280
12.37	6.56	6,897	1.20		1.20		1.19		1.19		1.41		722
12.32	0.98	637	1.19	*	1.19	*	1.19	*	1.19	*	2.38	*	378

10.28	(14.78)	3,386	1.20	*	1.20	*	1.19	*	1.19	*	1.63	*	280
12.34	6.45	6,255	1.20		1.20		1.19		1.19		0.99		722
12.32	0.98	68	1.19	*	1.19	*	1.19	*	1.19	*	2.20	*	378

10.22	(15.00)	4,314	1.95	*	1.95	*	1.94	*	1.94	*	0.94	*	280
12.27	5.67	4,536	1.95		1.95		1.94		1.94		0.53		722
12.31	0.90	35	1.94	*	1.94	*	1.94	*	1.94	*	1.47	*	378

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)

PIMCO RAE Low Volatility PLUS Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.81	$0.08		$(1.00)	$(0.92)	$(0.02)	$0.00	$(0.02)
03/31/2015	10.32	0.07		1.09	1.16	(0.67)	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	0.01		0.31	0.32	0.00	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	10.80	0.07		(0.99)	(0.92)	(0.02)	0.00	(0.02)
03/31/2015	10.32	0.05		1.10	1.15	(0.67)	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	0.01		0.31	0.32	0.00	0.00	0.00
Class D
04/01/2015 - 09/30/2015+	10.77	0.06		(0.99)	(0.93)	(0.00)^	0.00	(0.00)^
03/31/2015	10.31	0.02		1.10	1.12	(0.66)	0.00	(0.66)
12/30/2013 - 03/31/2014	10.00	0.00	^	0.31	0.31	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	10.76	0.06		(1.00)	(0.94)	(0.00)^	0.00	(0.00)
03/31/2015	10.31	0.01		1.11	1.12	(0.67)	0.00	(0.67)
12/30/2013 - 03/31/2014	10.00	(0.00	)^	0.31	0.31	0.00	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	10.69	0.02		(0.98)	(0.96)	(0.00)^	0.00	(0.00)^
03/31/2015	10.29	(0.07)		1.11	1.04	(0.64)	0.00	(0.64)
12/30/2013 - 03/31/2014	10.00	(0.02)		0.31	0.29	0.00	0.00	0.00

PIMCO RAE Low Volatility PLUS EMG Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.73	$0.05		$(2.24)	$(2.19)	$(0.12)	$0.00	$(0.12)
03/31/2015	9.96	0.08		(0.02)	0.06	(0.26)	(0.03)	(0.29)
12/30/2013 - 03/31/2014	10.00	0.01		(0.05)	(0.04)	0.00	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	9.72	0.05		(2.25)	(2.20)	(0.11)	0.00	(0.11)
03/31/2015	9.95	0.07		(0.01)	0.06	(0.26)	(0.03)	(0.29)
12/30/2013 - 03/31/2014	10.00	0.00		(0.05)	(0.05)	0.00	0.00	0.00
Class D
04/01/2015 - 09/30/2015+	9.68	0.03		(2.22)	(2.19)	(0.10)	0.00	(0.10)
03/31/2015	9.95	0.02		(0.01)	0.01	(0.25)	(0.03)	(0.28)
12/30/2013 - 03/31/2014	10.00	(0.01)		(0.04)	(0.05)	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	9.70	0.03		(2.23)	(2.20)	(0.09)	0.00	(0.09)
03/31/2015	9.95	0.04		(0.02)	0.02	(0.24)	(0.03)	(0.27)
12/30/2013 - 03/31/2014	10.00	(0.01)		(0.04)	(0.05)	0.00	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	9.61	(0.00	)^	(2.21)	(2.21)	(0.07)	0.00	(0.07)
03/31/2015	9.93	(0.07)		0.01	(0.06)	(0.23)	(0.03)	(0.26)
12/30/2013 - 03/31/2014	10.00	(0.03)		(0.04)	(0.07)	0.00	0.00	0.00

PIMCO RAE Low Volatility PLUS International Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.12	$0.06		$(1.03)	$(0.97)	$(0.28)	$0.00	$(0.28)
03/31/2015	10.13	0.12		0.23	0.35	(0.36)	(0.00)^	(0.36)
12/30/2013 - 03/31/2014	10.00	0.02		0.11	0.13	0.00	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	10.11	0.06		(1.04)	(0.98)	(0.27)	0.00	(0.27)
03/31/2015	10.13	0.09		0.25	0.34	(0.36)	(0.00)^	(0.36)
12/30/2013 - 03/31/2014	10.00	0.00	^	0.13	0.13	0.00	0.00	0.00
Class D
04/01/2015 - 09/30/2015+	10.10	0.05		(1.04)	(0.99)	(0.26)	0.00	(0.26)
03/31/2015	10.12	0.10		0.23	0.33	(0.35)	(0.00)^	(0.35)
12/30/2013 - 03/31/2014	10.00	0.00	^	0.12	0.12	0.00	0.00	0.00
Class A
04/01/2015 - 09/30/2015+	10.09	0.05		(1.04)	(0.99)	(0.26)	0.00	(0.26)
03/31/2015	10.12	0.08		0.24	0.32	(0.35)	(0.00)^	(0.35)
12/30/2013 - 03/31/2014	10.00	0.00	^	0.12	0.12	0.00	0.00	0.00

Please see footnotes on page 24.

22	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.87	(8.49)%	$731,025	0.80	%*	0.80	%*	0.79	%*	0.79	%*	1.48	%*	270%
10.81	11.15	1,055,948	0.79		0.79		0.79		0.79		0.63		691
10.32	3.20	107,050	0.79	*	0.96	*	0.79	*	0.96	*	0.43	*	227

9.86	(8.55)	558	0.90	*	0.90	*	0.89	*	0.89	*	1.37	*	270
10.80	11.05	1,082	0.89		0.89		0.89		0.89		0.43		691
10.32	3.20	10	0.89	*	1.06	*	0.89	*	1.06	*	0.24	*	227

9.84	(8.63)	946	1.20	*	1.20	*	1.19	*	1.19	*	1.03	*	270
10.77	10.69	5,401	1.19		1.19		1.19		1.19		0.14		691
10.31	3.10	20	1.19	*	1.36	*	1.19	*	1.36	*	0.05	*	227

9.82	(8.72)	6,714	1.20	*	1.20	*	1.19	*	1.19	*	1.06	*	270
10.76	10.73	15,403	1.19		1.19		1.19		1.19		0.05		691
10.31	3.10	10	1.19	*	1.36	*	1.19	*	1.36	*	(0.07	)*	227

9.73	(8.98)	3,367	1.95	*	1.95	*	1.94	*	1.94	*	0.31	*	270
10.69	10.01	9,804	1.94		1.94		1.94		1.94		(0.67)		691
10.29	2.90	10	1.94	*	2.11	*	1.94	*	2.11	*	(0.82	)*	227

$7.42	(22.69)%	$3,332,443	1.00	%*	1.15	%*	1.00	%*	1.15	%*	1.10	%*	280%
9.73	0.52	4,607,000	1.00		1.15		1.00		1.15		0.77		344
9.96	(0.40)	2,470,229	1.00	*	1.20	*	1.00	*	1.20	*	0.46	*	25

7.41	(22.74)	201	1.10	*	1.25	*	1.10	*	1.25	*	1.08	*	280
9.72	0.53	153	1.10		1.25		1.10		1.25		0.67		344
9.95	(0.50)	10	1.10	*	1.30	*	1.10	*	1.30	*	(0.10	)*	25

7.39	(22.74)	592	1.40	*	1.55	*	1.40	*	1.55	*	0.76	*	280
9.68	0.03	499	1.40		1.55		1.40		1.55		0.22		344
9.95	(0.50)	25	1.40	*	1.60	*	1.40	*	1.60	*	(0.30	)*	25

7.41	(22.77)	285	1.40	*	1.55	*	1.40	*	1.55	*	0.69	*	280
9.70	0.13	480	1.40		1.55		1.40		1.55		0.34		344
9.95	(0.50)	10	1.40	*	1.60	*	1.40	*	1.60	*	(0.41	)*	25

7.33	(23.13)	255	2.15	*	2.30	*	2.15	*	2.30	*	(0.06	)*	280
9.61	(0.73)	403	2.15		2.30		2.15		2.30		(0.68)		344
9.93	(0.70)	10	2.15	*	2.35	*	2.15	*	2.35	*	(1.16	)*	25

$8.87	(9.82)%	$1,701,644	0.83	%*	0.83	%*	0.82	%*	0.82	%*	1.19	%*	319%
10.12	3.61	2,488,373	0.82		0.82		0.82		0.82		1.20		545
10.13	1.30	2,007,386	0.82	*	0.85	*	0.82	*	0.85	*	0.86	*	31

8.86	(9.87)	397	0.93	*	0.93	*	0.92	*	0.92	*	1.20	*	319
10.11	3.52	319	0.92		0.92		0.92		0.92		0.92		545
10.13	1.30	33	0.92	*	0.95	*	0.92	*	0.95	*	0.18	*	31

8.85	(10.04)	236	1.18	*	1.18	*	1.17	*	1.17	*	0.89	*	319
10.10	3.40	362	1.17		1.17		1.17		1.17		0.95		545
10.12	1.20	21	1.17	*	1.20	*	1.17	*	1.20	*	0.03	*	31

8.84	(9.97)	1,816	1.18	*	1.18	*	1.17	*	1.17	*	0.99	*	319
10.09	3.25	1,110	1.17		1.17		1.17		1.17		0.73		545
10.12	1.20	48	1.17	*	1.20	*	1.17	*	1.20	*	0.09	*	31

Please see footnotes on page 24.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions (b)

PIMCO RAE Low Volatility PLUS International Fund (Cont.)
Class C
04/01/2015 - 09/30/2015+	$10.03	$0.01	$(1.02)	$(1.01)	$(0.23)	$0.00		$(0.23)
03/31/2015	10.10	(0.01)	0.26	0.25	(0.32)	(0.00	)^	(0.32)
12/30/2013 - 03/31/2014	10.00	(0.02)	0.12	0.10	0.00	0.00		0.00

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.29	$0.09	$(0.64)	$(0.55)	$(0.07)	$0.00		$(0.07)
03/31/2015	10.06	0.13	(0.71)	(0.58)	(0.19)	0.00		(0.19)
03/31/2014	10.00	0.09	0.12	0.21	(0.15)	0.00		(0.15)
11/30/2012 - 03/31/2013	10.00	0.02	0.14	0.16	(0.16)	0.00		(0.16)
Class P
04/01/2015 - 09/30/2015+	9.28	0.09	(0.64)	(0.55)	(0.07)	0.00		(0.07)
03/31/2015	10.05	0.14	(0.73)	(0.59)	(0.18)	0.00		(0.18)
03/31/2014	10.01	0.09	0.09	0.18	(0.14)	0.00		(0.14)
Class D
04/01/2015 - 09/30/2015+	9.29	0.08	(0.65)	(0.57)	(0.05)	0.00		(0.05)
03/31/2015	10.05	0.09	(0.70)	(0.61)	(0.15)	0.00		(0.15)
03/31/2014	10.01	0.05	0.11	0.16	(0.12)	0.00		(0.12)
Class A
04/01/2015 - 09/30/2015+	9.27	0.07	(0.64)	(0.57)	(0.05)	0.00		(0.05)
03/31/2015	10.04	0.10	(0.72)	(0.62)	(0.15)	0.00		(0.15)
03/31/2014	10.01	0.06	0.11	0.17	(0.14)	0.00		(0.14)
Class C
04/01/2015 - 09/30/2015+	9.21	0.04	(0.64)	(0.60)	0.00 ^	0.00		(0.00)^
03/31/2015	9.99	0.02	(0.70)	(0.68)	(0.10)	0.00		(0.10)
03/31/2014	10.01	(0.02)	0.10	0.08	(0.10)	0.00		(0.10)

PIMCO RAE Worldwide Long/Short PLUS Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.82	$0.07	$(0.93)	$(0.86)	$(0.17)	$0.00		$(0.17)
12/04/2014 - 03/31/2015	10.00	0.02	(0.12)	(0.10)	(0.08)	0.00		(0.08)
Class P
04/01/2015 - 09/30/2015+	9.82	0.07	(0.94)	(0.87)	(0.17)	0.00		(0.17)
12/04/2014 - 03/31/2015	10.00	0.01	(0.11)	(0.10)	(0.08)	0.00		(0.08)
Class D
04/01/2015 - 09/30/2015+	9.81	0.05	(0.94)	(0.89)	(0.12)	0.00		(0.12)
12/04/2014 - 03/31/2015	10.00	(0.00)^	(0.11)	(0.11)	(0.08)	0.00		(0.08)
Class A
04/01/2015 - 09/30/2015+	9.82	0.05	(0.94)	(0.89)	(0.16)	0.00		(0.16)
12/04/2014 - 03/31/2015	10.00	0.00 ^	(0.11)	(0.11)	(0.07)	0.00		(0.07)
Class C
04/01/2015 - 09/30/2015+	9.81	0.02	(0.94)	(0.92)	(0.13)	0.00		(0.13)
12/04/2014 - 03/31/2015	10.00	(0.02)	(0.11)	(0.13)	(0.06)	0.00		(0.06)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
†	Reflects an amount rounding to less than 0.005%.
~	A one for three reverse share split, effective August 7, 2015, has been retroactively applied. See Note 12 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(d)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.40%.
(e)	Effective October 1, 2013, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.45%.
(f)	Effective October 1, 2013, the Fund’s advisory fee was decreased by 0.02% to an annual rate of 0.57%.
(g)

Includes reimbursement by Adviser. See Note 8 in the Notes to Financial Statements. Excluding such reimbursement, the Total Return would have been (0.96)% for the Institutional Class, (1.10)% for Class P, (1.13)% for Class D, (1.18)% for class A, and (1.37)% for Class C.

24	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$8.79	(10.29)%		$334	1.93	%*	1.93	%*	1.92	%*	1.92	%*	0.16	%*	319%
10.03	2.59		325	1.92		1.92		1.92		1.92		(0.11)		545
10.10	1.00		15	1.92	*	1.95	*	1.92	*	1.95	*	(0.79	)*	31

$8.67	(5.95)%		$1,524,080	1.00	%*	1.00	%*	0.99	%*	0.99	%*	2.02	%*	253%
9.29	(5.77)		1,822,885	1.00		1.00		0.99		0.99		1.37		561
10.06	2.14		3,699,023	0.99		0.99		0.99		0.99		0.87		394
10.00	1.57		2,509,511	0.99	*	1.01	*	0.99	*	1.01	*	0.46	*	127

8.66	(6.00)		19	1.10	*	1.10	*	1.09	*	1.09	*	1.92	*	253
9.28	(5.87)		20	1.10		1.10		1.09		1.09		1.44		561
10.05	1.85		61	1.09		1.09		1.09		1.09		0.91		394

8.67	(6.16)		43	1.40	*	1.40	*	1.39	*	1.39	*	1.64	*	253
9.29	(6.11)		75	1.40		1.40		1.39		1.39		0.96		561
10.05	1.64		144	1.39		1.39		1.39		1.39		0.51		394

8.65	(6.16)		193	1.40	*	1.40	*	1.39	*	1.39	*	1.62	*	253
9.27	(6.15)		277	1.40		1.40		1.39		1.39		1.01		561
10.04	1.71		514	1.39		1.39		1.39		1.39		0.60		394

8.61	(6.47)		22	2.15	*	2.15	*	2.14	*	2.14	*	0.88	*	253
9.21	(6.83)		62	2.15		2.15		2.14		2.14		0.23		561
9.99	0.87		79	2.14		2.14		2.14		2.14		(0.17)		394

$8.79	(8.81)%		$2,986,627	1.19	%*	1.19	%*	1.19	%*	1.19	%*	1.52	%*	317%
9.82	(0.96	)(g)	3,224,507	1.19	*	1.19	*	1.19	*	1.19	*	0.52	*	136

8.78	(8.93)		29	1.29	*	1.29	*	1.29	*	1.29	*	1.46	*	317
9.82	(1.00	)(g)	11	1.29	*	1.29	*	1.29	*	1.29	*	0.45	*	136

8.80	(9.14)		29	1.59	*	1.59	*	1.59	*	1.59	*	1.09	*	317
9.81	(1.13	)(g)	197	1.59	*	1.59	*	1.59	*	1.59	*	(0.01	)*	136

8.77	(9.13)		106	1.59	*	1.59	*	1.59	*	1.59	*	1.14	*	317
9.82	(1.08	)(g)	62	1.59	*	1.59	*	1.59	*	1.59	*	0.10	*	136

8.76	(9.43)		31	2.34	*	2.34	*	2.34	*	2.34	*	0.39	*	317
9.81	(1.27	)(g)	22	2.34	*	2.34	*	2.34	*	2.34	*	(0.64	)*	136

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund	PIMCO RAE Fundamental PLUS Small Fund

Assets:
Investments, at value
Investments in securities*	$1,963,598	$2,564,177	$833,513	$293,031
Investments in Affiliates	75,476	2,113	1,133	128
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,260	2,912	901	321
Over the counter	147,405	93,366	17,599	8,284
Cash	135	229	0	0
Deposits with counterparty	4,453	5,623	1,895	2,569
Foreign currency, at value	2,824	2,586	1,425	584
Receivable for investments sold~	677,626	680,907	335,630	118,330
Receivable for Fund shares sold	85,920	5,234	2,163	2,721
Interest and dividends receivable	10,215	12,772	5,164	1,767
Dividends receivable from Affiliates	11	6	1	1
Other assets	0	3	0	0
Total Assets	2,969,923	3,369,928	1,199,424	427,736

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$128,272	$206,095	$11,793	$25,831
Payable for sale-buyback transactions	0	11,721	7,342	9,344
Payable for short sales	558,977	422,551	158,787	66,385
Financial Derivative Instruments
Exchange-traded or centrally cleared	855	1,013	455	130
Over the counter	171,177	456,799	116,571	23,497
Payable for Investments purchased~	416,034	321,684	190,734	54,274
Payable for investments in Affiliates purchased	11	6	1	1
Deposits from counterparty	81,672	24,531	5,270	11,340
Payable for Fund shares redeemed	790	22	8,856	4,801
Overdraft due to custodian	0	0	39	0
Accrued investment advisory fees	859	1,375	348	123
Accrued supervisory and administrative fees	347	487	153	53
Accrued distribution fees	18	2	2	4
Accrued servicing fees	7	1	1	2
Accrued reimbursement to PIMCO	0	0	0	0
Other liabilities	0	0	0	0
Total Liabilities	1,359,019	1,446,287	500,352	195,785

Net Assets	$1,610,904	$1,923,641	$699,072	$231,951

Net Assets Consist of:
Paid in capital	$2,771,759	$2,752,081	$991,967	$242,364
(Overdistributed) net investment income	(28,014)	(39,262)	(19,433)	(2,113)
Accumulated undistributed net realized gain (loss)	(1,027,096)	(351,909)	(142,381)	20,730
Net unrealized (depreciation)	(105,745)	(437,269)	(131,081)	(29,030)
	$1,610,904	$1,923,641	$699,072	$231,951

Cost of Investments in securities	$2,004,459	$2,585,722	$848,125	$301,899
Cost of Investments in Affiliates	$75,476	$2,113	$1,133	$128
Cost of Foreign Currency Held	$2,851	$2,608	$1,465	$593
Proceeds Received on Short Sales	$554,618	$420,025	$158,112	$66,023
Cost or Premiums of Financial Derivative Instruments, net	$(6,572)	$(4,829)	$(4,077)	$(2,345)

* Includes repurchase agreements of:	$503	$0	$583	$548

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

26	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$872,492	$3,720,141	$2,410,979	$1,822,738	$2,914,868
168	348,704	113	116	485,246

1,009	4,713	2,523	1,752	5,088
15,904	58,193	30,186	307,411	215,774
49	418	395	95	4,742
3,352	6,143	3,801	4,545	8,953
1,063	2,697	3,501	3,143	6,914
214,448	1,089,111	585,906	525,205	811,064
12	219	23	153	675
3,449	16,640	10,508	10,883	13,035
6	141	8	1	204
2	0	10	10	9
1,111,954	5,247,120	3,047,953	2,676,052	4,466,572

$36,812	$5,234	$231,157	$113,042	$42,980
16,048	14,863	140,222	132,232	182,812
155,416	633,430	481,903	282,251	514,394

331	1,624	1,212	558	6,176
30,467	677,519	178,296	356,340	164,248
107,472	567,601	277,300	219,551	421,931
6	141	8	1	204
10,070	9,889	7,619	22,019	121,952
12,164	0	24,541	24,383	22,014
0	0	0	0	0
347	1,905	849	985	2,361
162	816	373	333	628
3	0	0	0	0
2	0	1	0	0
40	303	43	0	48
4	19	2	0	2
369,344	1,913,344	1,343,526	1,151,695	1,479,750

$742,610	$3,333,776	$1,704,427	$1,524,357	$2,986,822

$813,453	$4,504,667	$1,984,620	$1,903,353	$3,364,940
(109)	(47,564)	(40,265)	(24,065)	(55,228)
(19,788)	(318,965)	26,637	(211,773)	(168,848)
(50,946)	(804,362)	(266,565)	(143,158)	(154,042)
$742,610	$3,333,776	$1,704,427	$1,524,357	$2,986,822

$884,347	$3,791,075	$2,465,963	$1,881,513	$3,038,382
$168	$348,685	$113	$116	$485,424
$1,082	$2,715	$3,525	$3,183	$6,971
$154,479	$629,876	$478,435	$280,469	$511,446
$(2,573)	$(8,816)	$(5,598)	$(3,847)	$(3,658)

$4,759	$0	$86,597	$289	$35,300

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund	PIMCO RAE Fundamental PLUS Small Fund

Net Assets:
Institutional Class	$1,519,037	$1,904,997	$688,307	$215,207
Class P	15,259	7,481	766	2,900
Administrative Class	NA	219	NA	NA
Class D	43,128	3,199	5,772	6,144
Class A	19,862	6,049	2,616	3,386
Class C	13,618	1,696	1,611	4,314

Shares Issued and Outstanding:
Institutional Class	154,112	262,932	92,753	20,840
Class P	1,550	1,032	103	281
Administrative Class	NA	31	NA	NA
Class D	4,478	447	779	596
Class A	2,048	841	352	329
Class C	1,397	240	219	422

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.86	$7.25	$7.42	$10.33
Class P	9.84	7.25	7.42	10.32
Administrative Class	NA	7.19	NA	NA
Class D	9.63	7.16	7.41	10.30
Class A	9.70	7.19	7.42	10.28
Class C	9.75	7.06	7.36	10.22

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

28	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$731,025	$3,332,443	$1,701,644	$1,524,080	$2,986,627
558	201	397	19	29
NA	NA	NA	NA	NA
946	592	236	43	29
6,714	285	1,816	193	106
3,367	255	334	22	31

74,053	449,159	191,768	175,871	339,907
57	27	45	2	3
NA	NA	NA	NA	NA
96	80	27	5	3
684	38	205	22	12
346	35	38	3	4

$9.87	$7.42	$8.87	$8.67	$8.79
9.86	7.41	8.86	8.66	8.78
NA	NA	NA	NA	NA
9.84	7.39	8.85	8.67	8.80
9.82	7.41	8.84	8.65	8.77
9.73	7.33	8.79	8.61	8.76

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO RAE Fundamental Advantage PLUS Fund	PIMCO RAE Fundamental PLUS EMG Fund	PIMCO RAE Fundamental PLUS International Fund	PIMCO RAE Fundamental PLUS Small Fund

Investment Income:
Interest	$29,235	$39,181	$10,977	$4,364
Dividends	471	450	248	83
Dividends from Investments in Affiliates	528	814	342	101
Total Income	30,234	40,445	11,567	4,548

Expenses:
Investment advisory fees	6,327	11,467	2,776	957
Supervisory and administrative fees	2,548	4,065	1,225	417
Distribution and/or servicing fees - Class D	58	5	10	9
Distribution fees - Class C	66	8	8	18
Servicing fees - Class A	31	12	4	7
Servicing fees - Class C	22	3	3	6
Trustee fees	2	3	1	0
Interest expense	216	94	32	16
Miscellaneous expense	0	0	0	0
Total Expenses	9,270	15,657	4,059	1,430
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	9,270	15,657	4,059	1,430

Net Investment Income	20,964	24,788	7,508	3,118

Net Realized Gain (Loss):
Investments in securities	(7,504)	(51,165)	(47,564)	(6,521)
Investments in Affiliates	96	52	6	19
Exchange-traded or centrally cleared financial derivative instruments	(24,855)	(39,957)	(23,515)	(5,983)
Over the counter financial derivative instruments	(38,916)	(217,442)	(33,961)	(101)
Foreign currency	(2,273)	(1,936)	(490)	214

Net Realized Gain (Loss)	(73,452)	(310,448)	(105,524)	(12,372)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(39,822)	(21,509)	34,499	(1,382)
Investments in Affiliates	(59)	(78)	(14)	(9)
Exchange-traded or centrally cleared financial derivative instruments	(5,858)	9,163	8,861	1,996
Over the counter financial derivative instruments	(4,103)	(301,647)	(77,378)	(33,513)
Foreign currency assets and liabilities	(28)	(49)	212	37

Net Change in Unrealized (Depreciation)	(49,870)	(314,120)	(33,820)	(32,871)

Net (Decrease) in Net Assets Resulting from Operations	$(102,358)	$(599,780)	$(131,836)	$(42,125)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE Low Volatility PLUS Fund	PIMCO RAE Low Volatility PLUS EMG Fund	PIMCO RAE Low Volatility PLUS International Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	PIMCO RAE Worldwide Long/Short PLUS Fund

$10,312	$41,208	$21,919	$26,125	$43,730
7	7	7	242	0
439	2,153	699	370	2,229
10,758	43,368	22,625	26,737	45,959

2,562	17,514	6,383	6,563	15,882
1,201	6,183	2,801	2,218	4,224
3	1	1	0	0
22	1	2	0	0
14	1	2	0	0
7	0	1	0	0
1	4	2	2	2
36	55	93	83	82
2	101	0	0	50
3,848	23,860	9,285	8,866	20,240
0	(3,095)	0	0	(2)
3,848	20,765	9,285	8,866	20,238

6,910	22,603	13,340	17,871	25,721

(11,689)	(70,565)	(51,567)	(16,005)	(19,113)
59	(157)	104	66	233
(19,935)	(87,108)	(58,227)	(26,298)	(38,573)
7,800	(143,022)	156,948	(76,350)	(99,857)
(714)	(2,418)	(2,905)	1,192	(1,841)

(24,479)	(303,270)	44,353	(117,395)	(159,151)

(7,231)	(19,411)	9,897	(26,797)	(77,756)
(60)	100	(103)	(31)	(333)
7,343	30,779	25,333	2,894	(63,208)
(57,440)	(662,777)	(279,411)	19,739	(35,168)
5	409	221	194	407

(57,383)	(650,900)	(244,063)	(4,001)	(176,058)

$(74,952)	$(931,567)	$(186,370)	$(103,525)	$(309,488)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Statements of Changes in Net Assets

	PIMCO RAE Fundamental Advantage PLUS Fund		PIMCO RAE Fundamental PLUS EMG Fund		PIMCO RAE Fundamental PLUS International Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$20,964	$35,236	$24,788	$29,223	$7,508	$40,424
Net realized gain (loss)	(73,452)	(140,378)	(310,448)	166,689	(105,524)	249,491
Net change in unrealized appreciation (depreciation)	(49,870)	5,476	(314,120)	(133,800)	(33,820)	(449,470)

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,358)	(99,666)	(599,780)	62,112	(131,836)	(159,555)

Distributions to Shareholders:
From net investment income
Institutional Class	(67,110)	(196,851)	0	(4,906)	(16,952)	(57,941)
Class P	(687)	(2,944)	0	(75)	(31)	(35)
Class D	(1,785)	(4,085)	0	(17)	(135)	(304)
Class A	(875)	(3,850)	0	(1)	(54)	(97)
Class C	(548)	(1,976)	0	0	(30)	(24)
From net realized capital gains
Institutional Class	0	0	0	0	0	(410,396)
Class P	0	0	0	0	0	(326)
Class D	0	0	0	0	0	(3,909)
Class A	0	0	0	0	0	(1,120)
Class C	0	0	0	0	0	(253)

Total Distributions(a)	(71,005)	(209,706)	0	(4,999)	(17,202)	(474,405)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(693,632)	(591,576)	(512,994)	(2,304,729)	(265,098)	(1,062,503)

Total Increase (Decrease) in Net Assets	(866,995)	(900,948)	(1,112,774)	(2,247,616)	(414,136)	(1,696,463)

Net Assets:
Beginning of period	2,477,899	3,378,847	3,036,415	5,284,031	1,113,208	2,809,671
End of period*	$1,610,904	$2,477,899	$1,923,641	$3,036,415	$699,072	$1,113,208

* Including undistributed (overdistributed) net investment income of:	$(28,014)	$22,027	$(39,262)	$(64,050)	$(19,433)	$(9,739)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

32	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

PIMCO RAE Fundamental PLUS Small Fund		PIMCO RAE Low Volatility PLUS Fund		PIMCO RAE Low Volatility PLUS EMG Fund		PIMCO RAE Low Volatility PLUS International Fund

Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	March 31, 2015

$3,118	$7,930	$6,910	$5,394	$22,603	$34,731	$13,340	$37,229
(12,372)	60,657	(24,479)	78,119	(303,270)	64,703	44,353	45,626
(32,871)	(41,530)	(57,383)	3,728	(650,900)	(228,760)	(244,063)	(31,448)

(42,125)	27,057	(74,952)	87,241	(931,567)	(129,326)	(186,370)	51,407

(6,627)	(26,094)	(1,943)	(83,750)	(50,986)	(120,424)	(56,914)	(96,344)
(101)	(116)	(1)	(53)	(3)	(5)	(14)	(14)
(163)	(449)	0	(240)	(8)	(20)	(10)	(92)
(112)	(163)	(2)	(727)	(4)	(47)	(56)	(46)
(96)	(179)	0	(461)	(2)	(5)	(9)	(5)

0	0	0	0	0	(12,711)	0	(445)
0	0	0	0	0	(1)	0	0
0	0	0	0	0	(1)	0	0
0	0	0	0	0	(6)	0	0
0	0	0	0	0	(1)	0	0

(7,099)	(27,001)	(1,946)	(85,231)	(51,003)	(133,221)	(57,003)	(96,946)

(132,545)	(119,014)	(268,130)	978,528	(292,189)	2,400,798	(542,689)	528,525

(181,769)	(118,958)	(345,028)	980,538	(1,274,759)	2,138,251	(786,062)	482,986

413,720	532,678	1,087,638	107,100	4,608,535	2,470,284	2,490,489	2,007,503
$231,951	$413,720	$742,610	$1,087,638	$3,333,776	$4,608,535	$1,704,427	$2,490,489

$(2,113)	$1,868	$(109)	$(5,073)	$(47,564)	$(19,164)	$(40,265)	$3,398

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Statements of Changes in Net Assets (Cont.)

	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund		PIMCO RAE Worldwide Long/Short PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Period from December 4, 2014 to March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,871	$46,380	$25,721	$3,912
Net realized gain (loss)	(117,395)	(74,870)	(159,151)	(17,952)
Net change in unrealized appreciation (depreciation)	(4,001)	(178,989)	(176,058)	22,016

Net Increase (Decrease) in Net Assets Resulting from Operations	(103,525)	(207,479)	(309,488)	7,976

Distributions to Shareholders:
From net investment income
Institutional Class	(12,999)	(56,392)	(60,002)	(16,601)
Class P	0	0	0	0
Class D	0	(2)	(1)	0
Class A	(1)	(6)	(2)	0
Class C	0	(1)	0	0
From net realized capital gains
Institutional Class	0	0	0	0
Class P	0	0	0	0
Class D	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0

Total Distributions(a)	(13,000)	(56,401)	(60,005)	(16,601)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(182,437)	(1,612,622)	131,516	3,233,424

Total Increase (Decrease) in Net Assets	(298,962)	(1,876,502)	(237,977)	3,224,799

Net Assets:
Beginning of period	1,823,319	3,699,821	3,224,799	0
End of period*	$1,524,357	$1,823,319	$2,986,822	$3,224,799

* Including undistributed (overdistributed) net investment income of:	$(24,065)	$(28,936)	$(55,228)	$(20,944)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

34	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.9%

BANK LOAN OBLIGATIONS 0.9%
Charter Communications Operating LLC
3.500% due 01/24/2023		$1,100	$1,095
Chrysler Group LLC
3.500% due 05/24/2017		4,936	4,927
Community Health Systems, Inc.
3.575% due 12/31/2018		1,386	1,387
HCA, Inc.
2.944% due 03/31/2017		7,307	7,309

Total Bank Loan Obligations (Cost $14,697)			14,718

CORPORATE BONDS & NOTES 25.1%

BANKING & FINANCE 17.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	398
Ally Financial, Inc.
6.250% due 12/01/2017		1,800	1,894
American International Group, Inc.
4.125% due 02/15/2024		2,100	2,215
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,884
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	4,968
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,300	1,562
Banco Santander Chile
1.186% due 04/11/2017		$200	197
Bank of America Corp.
0.651% due 08/15/2016		5,400	5,381
3.300% due 01/11/2023		1,000	996
3.750% due 07/12/2016		8,200	8,365
6.500% due 08/01/2016		8,600	8,984
Bank of America N.A.
0.731% due 05/08/2017		13,900	13,860
6.000% due 10/15/2036		1,200	1,445
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,020
7.750% due 04/10/2023		1,200	1,287
14.000% due 06/15/2019 (e)	GBP	4,600	8,968
Barclays PLC
5.250% due 08/17/2045		$1,000	1,012
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,100	4,396
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,300	4,816
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		600	605
BPCE S.A.
2.500% due 07/15/2019		8,054	8,164
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	3,600	4,092
Citigroup, Inc.
0.603% due 06/09/2016		$14,500	14,430
1.255% due 07/25/2016		5,000	5,016
5.950% due 05/15/2025 (e)		1,600	1,510
Compass Bank
6.400% due 10/01/2017		7,000	7,566
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,142
Ford Motor Credit Co. LLC
1.561% due 05/09/2016		4,600	4,615
3.984% due 06/15/2016		3,500	3,563
4.207% due 04/15/2016		3,900	3,962

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Financial Co., Inc.
3.450% due 04/10/2022		$15,300	$14,696
GSPA Monetization Trust
6.422% due 10/09/2029		129	148
HBOS PLC
0.767% due 09/01/2016	EUR	100	112
HSBC Bank USA N.A.
6.000% due 08/09/2017		$2,400	2,580
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,200
HSBC USA, Inc.
1.081% due 08/07/2018		1,100	1,099
International Lease Finance Corp.
6.750% due 09/01/2016		950	984
Intesa Sanpaolo SpA
2.375% due 01/13/2017		15,000	15,057
IPIC GMTN Ltd.
1.750% due 11/30/2015		2,800	2,809
JPMorgan Chase & Co.
0.952% due 02/26/2016		2,000	2,002
1.195% due 01/25/2018		11,800	11,860
KBC Bank NV
8.000% due 01/25/2023		600	657
LBG Capital PLC
8.000% due 06/15/2020 (e)		560	633
8.500% due 12/17/2021 (e)		700	819
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,378
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		5,000	7,087
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	300	459
Mizuho Bank Ltd.
0.776% due 09/25/2017		$700	697
Morgan Stanley
1.750% due 02/25/2016		10,800	10,835
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	800	827
Nationwide Building Society
3.900% due 07/21/2025		$400	410
Navient Corp.
8.450% due 06/15/2018		7,000	7,214
Novo Banco S.A.
5.875% due 11/09/2015	EUR	3,100	3,456
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	73,900	11,067
2.000% due 01/01/2016		8,900	1,340
2.000% due 04/01/2016		15,600	2,360
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$1,200	1,242
Rabobank Group
6.875% due 03/19/2020	EUR	5,100	6,716
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	81,200	12,228
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$7,100	8,307
Royal Bank of Scotland PLC
9.500% due 03/16/2022		3,900	4,258
13.125% due 03/19/2022	AUD	1,100	862
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		$3,442	3,572
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,772	1,713
UBS AG
5.125% due 05/15/2024		800	788
7.625% due 08/17/2022		550	634

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	$500	$502
4.125% due 09/24/2025	500	499
Wells Fargo & Co.
1.175% due 07/22/2020	2,700	2,712
2.600% due 07/22/2020	1,000	1,011

		289,143

INDUSTRIALS 3.5%
AbbVie, Inc.
1.061% due 11/06/2015	2,200	2,201
1.800% due 05/14/2018	800	798
2.500% due 05/14/2020	400	398
3.200% due 11/06/2022	100	99
3.600% due 05/14/2025	300	297
4.500% due 05/14/2035	200	191
4.700% due 05/14/2045	200	195
Actavis Funding SCS
2.350% due 03/12/2018	3,100	3,114
Amgen, Inc.
2.300% due 06/15/2016	2,300	2,321
Braskem Finance Ltd.
5.750% due 04/15/2021	7,700	6,352
CCO Safari LLC
3.579% due 07/23/2020	300	298
4.464% due 07/23/2022	500	501
4.908% due 07/23/2025	1,000	997
6.384% due 10/23/2035	200	203
6.484% due 10/23/2045	400	404
6.834% due 10/23/2055	100	100
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	4,700	5,368
CVS Health Corp.
1.900% due 07/20/2018	900	907
2.800% due 07/20/2020	400	407
3.500% due 07/20/2022	100	103
3.875% due 07/20/2025	1,100	1,137
4.875% due 07/20/2035	300	316
5.125% due 07/20/2045	400	432
Daimler Finance North America LLC
1.250% due 01/11/2016	3,200	3,204
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	5,000	4,050
HCA, Inc.
3.750% due 03/15/2019	6,700	6,697
Kraft Heinz Foods Co.
1.600% due 06/30/2017	400	401
2.000% due 07/02/2018	400	401
2.800% due 07/02/2020	200	201
3.500% due 07/15/2022	100	102
3.950% due 07/15/2025	100	103
5.000% due 07/15/2035	100	105
5.200% due 07/15/2045	200	213
NBCUniversal Media LLC
2.875% due 04/01/2016	2,200	2,224
QUALCOMM, Inc.
4.650% due 05/20/2035	400	366
4.800% due 05/20/2045	600	526
Reynolds American, Inc.
2.300% due 06/12/2018	300	303
3.250% due 06/12/2020	200	206
4.000% due 06/12/2022	200	209
4.450% due 06/12/2025	900	944
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)	4,000	4,255

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UnitedHealth Group, Inc.
3.350% due 07/15/2022		$1,600	$1,653
3.750% due 07/15/2025		700	725
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		2,100	2,097

			56,124

UTILITIES 3.7%
AT&T, Inc.
1.257% due 06/30/2020		600	596
2.450% due 06/30/2020		200	197
3.000% due 06/30/2022		800	782
3.400% due 05/15/2025		2,800	2,679
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		200	184
BellSouth Corp.
4.821% due 04/26/2021		7,600	7,756
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		200	204
Petrobras Global Finance BV
2.429% due 01/15/2019		400	277
2.694% due 03/17/2017		4,200	3,622
3.214% due 03/17/2020		1,700	1,169
3.250% due 03/17/2017		2,400	2,124
3.750% due 01/14/2021	EUR	400	317
4.875% due 03/17/2020		$400	294
5.750% due 01/20/2020		1,800	1,354
5.875% due 03/01/2018		2,300	1,903
6.250% due 12/14/2026	GBP	500	484
7.875% due 03/15/2019		$600	495
Shell International Finance BV
0.531% due 11/15/2016		5,700	5,702
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,345
Verizon Communications, Inc.
1.867% due 09/15/2016		13,383	13,513
2.086% due 09/14/2018		7,500	7,717
3.650% due 09/14/2018		5,100	5,378

			59,184

Total Corporate Bonds & Notes (Cost $407,541)			404,451

MUNICIPAL BONDS & NOTES 2.4%

CALIFORNIA 0.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,300	1,681
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		2,180	2,729
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	140
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		1,500	2,196
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	233

			6,979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	$7,000	$9,361

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,266
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	897
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	512
7.750% due 01/01/2042	900	902
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	1,285	1,330
6.725% due 04/01/2035	585	606
7.350% due 07/01/2035	3,500	3,774

		9,287

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (c)	1,935	1,445

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,907

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,183
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,408

		3,591

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	3,700	4,753

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,600	1,989

Total Municipal Bonds & Notes (Cost $35,836)		39,312

U.S. GOVERNMENT AGENCIES 23.0%
Fannie Mae
1.747% due 07/01/2035	675	716
1.972% due 03/01/2034	447	469
2.310% due 08/01/2022	200	202
2.323% due 12/01/2034	280	295
2.870% due 09/01/2027	1,000	1,005
3.000% due 10/01/2045	174,300	176,748
3.500% due 10/01/2045	3,800	3,966
3.820% due 09/01/2021	4,778	5,202
4.000% due 10/01/2045	68,000	72,553

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 11/01/2015 - 07/01/2042		$11,912	$13,183
5.000% due 07/01/2032 - 06/01/2042		9,194	10,145
5.500% due 05/01/2023 - 12/01/2040		9,324	10,451
6.000% due 05/01/2036 - 04/01/2041		3,771	4,269
6.500% due 09/01/2036		563	644
Freddie Mac
3.500% due 07/15/2042		5,941	5,998
4.000% due 06/15/2038		226	226
5.000% due 09/01/2035 - 07/01/2041		5,725	6,286
5.500% due 07/01/2036 - 03/01/2040		1,930	2,138
6.500% due 05/01/2035		745	853
Ginnie Mae
3.500% due 04/15/2043 - 11/01/2045		42,334	44,308
4.000% due 10/01/2045		4,000	4,265
5.000% due 09/15/2037 - 10/15/2040		3,473	3,827
Small Business Administration
5.490% due 03/01/2028		196	220
6.020% due 08/01/2028		1,747	2,003

Total U.S. Government Agencies (Cost $366,203)			369,972

U.S. TREASURY OBLIGATIONS 32.7%
U.S. Treasury Bonds
2.000% due 08/15/2025		25,150	25,033
2.125% due 05/15/2025 (i)(k)		36,050	36,285
2.375% due 08/15/2024 (i)(k)		45,300	46,680
U.S. Treasury Inflation Protected Securities (d)
0.250% due 01/15/2025 (i)		14,459	13,882
0.750% due 02/15/2045		7,804	6,790
1.750% due 01/15/2028 (k)		17,316	19,178
2.000% due 01/15/2026		5,772	6,487
2.375% due 01/15/2025		38,109	43,924
2.375% due 01/15/2027		54,437	63,833
U.S. Treasury Notes
1.875% due 11/30/2021 (i)(k)		66,900	67,792
1.875% due 08/31/2022 (g)		66,800	67,387
2.000% due 07/31/2022 (f)(g)(i)(k)		127,100	129,318

Total U.S. Treasury Obligations (Cost $532,468)			526,589

MORTGAGE-BACKED SECURITIES 10.5%
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	2,043	2,286
Banc of America Commercial Mortgage Trust
5.733% due 06/10/2049		$6,622	6,931
Banc of America Funding Trust
5.603% due 09/20/2046 ^		10,643	8,869
Bear Stearns Adjustable Rate Mortgage Trust
2.596% due 08/25/2033		371	372
Bear Stearns ALT-A Trust
2.581% due 05/25/2035		378	374
Chase Mortgage Finance Trust
5.455% due 09/25/2036 ^		2,449	2,187
Citigroup Mortgage Loan Trust, Inc.
0.434% due 11/25/2036		1,500	1,346
Countrywide Alternative Loan Trust
0.364% due 11/25/2036		8,542	8,367

36	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		$2,623	$2,427
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,378	2,459
5.460% due 09/15/2039		8,754	9,030
Eddystone Finance PLC
1.109% due 04/19/2021	GBP	4,325	6,401
First Horizon Alternative Mortgage Securities Trust
2.368% due 06/25/2036		$7,501	6,181
First Horizon Mortgage Pass-Through Trust
2.747% due 05/25/2034		75	75
Granite Master Issuer PLC
0.416% due 12/20/2054		883	880
0.748% due 12/20/2054	GBP	4,469	6,732
0.828% due 12/20/2054		2,935	4,426
Granite Mortgages PLC
0.243% due 09/20/2044	EUR	49	55
0.361% due 01/20/2044		51	57
0.906% due 03/20/2044	GBP	758	1,144
0.906% due 06/20/2044		723	1,090
0.964% due 01/20/2044		81	123
0.966% due 09/20/2044		394	596
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038		$2,151	2,174
GS Mortgage Securities Trust
3.365% due 11/10/2047		6,500	6,799
GSR Mortgage Loan Trust
2.702% due 09/25/2035		317	319
IndyMac Mortgage Loan Trust
0.394% due 11/25/2046		19,822	14,146
JPMorgan Alternative Loan Trust
3.064% due 11/25/2036 ^		5,277	4,697
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,222	1,267
JPMorgan Mortgage Trust
2.144% due 07/27/2037		1,180	1,100
2.522% due 07/25/2035		1,570	1,557
2.619% due 04/25/2036 ^		12,551	11,554
5.750% due 01/25/2036 ^		89	79
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		2,966	2,993
Leek Finance PLC
0.605% due 09/21/2038		220	230
0.866% due 12/21/2037	GBP	2,284	3,645
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		$513	540
MortgageIT Trust
0.474% due 10/25/2035		13,419	12,340
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035		281	256
Prime Mortgage Trust
6.000% due 06/25/2036 ^		935	839
RBSSP Resecuritization Trust
0.449% due 02/26/2037		4,511	4,265
Sequoia Mortgage Trust
2.861% due 09/20/2046 ^		1,448	1,170
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		1,452	1,473
Thornburg Mortgage Securities Trust
1.628% due 03/25/2044		1,311	1,287
2.000% due 12/25/2044		1,629	1,615
WaMu Mortgage Pass-Through Certificates Trust
2.233% due 06/25/2037 ^		1,420	1,249
2.390% due 01/25/2035		835	841
Wells Fargo Mortgage-Backed Securities Trust
2.663% due 06/25/2035		957	964
2.695% due 07/25/2036 ^		3,372	3,337

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.705% due 04/25/2036 ^		$11,361	$11,134
2.714% due 12/25/2034		151	152
Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		5,000	5,204

Total Mortgage-Backed Securities (Cost $164,713)			169,634

ASSET-BACKED SECURITIES 7.8%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.834% due 07/25/2035		1,200	1,097
Bear Stearns Asset-Backed Securities Trust
0.684% due 07/25/2035		3,356	3,298
0.864% due 06/25/2035		10,000	8,906
Citigroup Mortgage Loan Trust, Inc.
0.794% due 09/25/2035 ^		3,400	2,108
Countrywide Asset-Backed Certificates
1.244% due 08/25/2035		8,500	7,601
Fremont Home Loan Trust
0.684% due 07/25/2035		200	178
Hillmark Funding Ltd.
0.583% due 05/21/2021		2,579	2,536
IXIS Real Estate Capital Trust
0.874% due 02/25/2036		566	560
JPMorgan Mortgage Acquisition Trust
0.434% due 05/25/2036		11,900	10,725
Lehman XS Trust
0.334% due 02/25/2037 ^		8,958	8,192
Merrill Lynch Mortgage Investors Trust
0.304% due 08/25/2037		19,647	11,803
Morgan Stanley Home Equity Loan Trust
0.424% due 04/25/2037		4,655	2,667
Penta CLO S.A.
0.268% due 06/04/2024	EUR	813	897
Residential Asset Mortgage Products Trust
0.534% due 03/25/2036		$10,000	7,434
Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2036		13,226	7,699
SLM Private Education Loan Trust
3.457% due 05/16/2044		3,064	3,189
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	9,414	10,256
1.795% due 04/25/2023		$2,602	2,611
South Carolina Student Loan Corp.
1.074% due 03/02/2020		2,445	2,458
1.324% due 09/03/2024		1,400	1,382
South Texas Higher Education Authority, Inc.
0.826% due 10/01/2020		2,700	2,702
SpringCastle America Funding LLC
2.700% due 05/25/2023		13,915	13,939
Structured Asset Investment Loan Trust
1.319% due 07/25/2033		4,370	4,187
Structured Asset Securities Corp. Mortgage Loan Trust
0.404% due 02/25/2037		6,476	5,767
0.534% due 02/25/2036		1,500	1,351
Venture CDO Ltd.
0.515% due 07/22/2021		2,583	2,544

Total Asset-Backed Securities (Cost $127,162)			126,087

SOVEREIGN ISSUES 8.8%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	96
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	1,652
6.369% due 06/16/2018		$7,000	6,798

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/10/2019		$400	$386
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	178,900	43,612
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		23,700	4,845
10.000% due 01/01/2025		173,800	32,136
Export-Import Bank of Korea
4.000% due 01/29/2021		$6,300	6,798
Italy Buoni Poliennali Del Tesoro
2.450% due 03/26/2016 (d)	EUR	6,399	7,234
4.500% due 03/01/2024		1,000	1,372
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,208
Province of Ontario
4.400% due 06/02/2019	CAD	3,000	2,503
5.500% due 06/02/2018		1,200	1,005
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,421
Republic of Greece Government International Bond
3.000% due 02/24/2027	EUR	500	373
3.000% due 02/24/2028		2,200	1,617
4.500% due 11/08/2016	JPY	890,000	6,360
4.750% due 04/17/2019	EUR	3,600	3,521
Slovenia Government International Bond
5.250% due 02/18/2024		$5,100	5,629
Spain Government International Bond
1.600% due 04/30/2025	EUR	50	55
2.750% due 10/31/2024		2,000	2,412
5.150% due 10/31/2044		3,700	5,849

Total Sovereign Issues (Cost $185,441)			140,882

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (e)		2,700	3,153

Total Convertible Preferred Securities (Cost $3,316)			3,153

PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		7,400	9,236

Total Preferred Securities (Cost $7,622)			9,236

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.9%

CERTIFICATES OF DEPOSIT 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.171% due 05/16/2016		$7,000	6,983

COMMERCIAL PAPER 0.9%
ENI Finance USA, Inc.
0.557% due 10/26/2015		14,600	14,599

REPURCHASE AGREEMENTS (f) 0.0%
			503

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 7.3%
(0.016%) due 12/14/2015 - 12/28/2015 (b)	JPY	14,000,000	$116,705

U.S. TREASURY BILLS 1.3%
0.131% due 11/19/2015 - 02/25/2016 (b)(g)(i)(k)		$20,775	20,774

Total Short-Term Instruments (Cost $159,460)			159,564

Total Investments in Securities (Cost $2,004,459)			1,963,598

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	7,612,342	$75,476

Total Short-Term Instruments (Cost $75,476)		75,476

Total Investments in Affiliates (Cost $75,476)		75,476

Total Investments 126.6% (Cost $2,079,935)		$2,039,074

Financial Derivative Instruments (h)(j) (1.4%) (Cost or Premiums, net $(6,572))		(22,367)

Other Assets and Liabilities, net (25.2%)		(405,803)

Net Assets 100.0%		$1,610,904

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$503	U.S. Treasury Notes 4.875% due 08/15/2016	$(517)	$503	$503

Total Repurchase Agreements						$(517)	$503	$503

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.550%	09/16/2015	10/07/2015	$(95,156)	$(95,177)
JPS	0.340%	09/22/2015	10/06/2015	(14,600)	(14,601)
	0.340%	09/23/2015	10/07/2015	(18,492)	(18,494)

Total Reverse Repurchase Agreements					$(128,272)

(2)

As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $118,515 at a weighted average interest rate of 0.224%.

38	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$ 200,200	$(200,716)	$(203,012)
Fannie Mae	3.500%	10/01/2045	99,800	(103,327)	(104,151)
Fannie Mae	3.500%	11/01/2045	4,200	(4,346)	(4,374)
Fannie Mae	4.000%	10/01/2045	130,100	(138,045)	(138,810)
Fannie Mae	4.000%	11/01/2045	102,000	(108,184)	(108,630)

Total Short Sales				$(554,618)	$(558,977)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $132,000 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(95,177)	$0	$(95,177)	$94,857	$(320)
JPS	0	(33,095)	0	(33,095)	33,028	(67)
SGY	0	0	0	0	(150)	(150)
SSB	503	0	0	503	(517)	(14)

Total Borrowings and Other Financing Transactions	$503	$(128,272)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(128,272)	$0	$0	$(128,272)

Total Borrowings	$0	$(128,272)	$0	$0	$(128,272)

Gross amount of recognized liabilities for reverse repurchase agreements					$(128,272)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	499	$4	$4
Put - CBOT U.S. Treasury 5-Year Note December Futures	109.750	11/20/2015	261	2	2
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/20/2015	500	5	4

				$11	$10

Total Purchased Options				$11	$10

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,765	$2,796	$0	$(104)
90-Day Eurodollar December Futures	Short	12/2016	4,011	(6,570)	151	0
90-Day Eurodollar June Futures	Short	06/2016	57	(64)	2	0
90-Day Eurodollar March Futures	Short	03/2016	490	(471)	18	0
90-Day Eurodollar September Futures	Short	09/2016	8	(10)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	20	18	15	(3)
Canada Government 10-Year Bond December Futures	Short	12/2015	286	331	60	(41)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	177	635	101	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	75	(250)	0	(13)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	1,260	1,291	0	(39)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	319	(340)	25	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	7	(20)	4	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	181	369	0	(124)

Total Futures Contracts				$(2,285)	$376	$(324)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$173,349	$5,061	$(5,661)	$611	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	6,200	1	13	13	(3)

				$5,062	$(5,648)	$624	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	1,379,500	$(4,549)	$(4,654)	$205	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		1,019,000	(19,681)	(15,052)	419	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		324,100	8,052	2,737	0	(250)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		65,400	(1,083)	(1,083)	55	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		397,000	(12,571)	(14,236)	193	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		36,500	933	1,298	0	(35)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		5,000	195	237	0	(5)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		67,400	(2,695)	(2,451)	207	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	450	3	(2)	0	(1)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	17,100	(395)	(278)	0	(25)
Receive	6-Month GBP-LIBOR	1.750%	03/16/2021		37,600	(568)	(278)	0	(87)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		19,800	(273)	(559)	0	(125)
Pay	28-Day MXN-TIIE	5.660%	11/05/2021	MXN	48,900	(10)	(10)	15	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		99,000	(23)	(23)	31	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		128,600	(73)	(272)	40	0
Pay	28-Day MXN-TIIE	5.375%	01/07/2022		204,000	(270)	(469)	65	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		18,500	(3)	(33)	7	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		7,000	(11)	(5)	3	0

						$(33,022)	$(35,133)	$1,240	$(528)

Total Swap Agreements						$(27,960)	$(40,781)	$1,864	$(531)

40	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $43,684 and cash of $4,453 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$10	$376	$1,874	$2,260	$ 0	$ (324)	$ (531)	$ (855)

(4)	Unsettled variation margin asset of $10 for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	42,443	$		31,359	$1,540	$0
	11/2015		CNY	82,607			13,188	240	0

BOA	10/2015		JPY	406,980			3,400	7	0
	10/2015	$		36,743		GBP	24,168	0	(183)
	11/2015		CNY	26,083	$		4,165	77	0
	11/2015		GBP	24,168			36,737	182	0
	11/2015	$		18,967		AUD	27,224	100	0
	11/2015			1,861		CNY	12,083	33	0
	11/2015			10,814		JPY	1,342,500	382	0
	12/2015		HKD	3,721	$		480	0	0
	05/2016		BRL	50,257			14,331	2,486	0
	06/2016		EUR	43,010			58,885	10,562	0
	06/2016	$		47,148		EUR	43,010	1,597	(423)

BPS	10/2015		BRL	45,000	$		17,954	6,604	0
	10/2015	$		11,327		BRL	45,000	24	0
	12/2015		JPY	13,100,000	$		108,783	0	(564)
	12/2015		MXN	29,076			1,709	0	(1)
	01/2016		BRL	54,000			20,975	7,784	0
	01/2016		DKK	22,725			3,536	125	0
	08/2016		CNY	50,289			7,600	0	(94)

BRC	10/2015		SGD	20,164			14,403	236	0
	11/2015		CNY	249,386			38,220	0	(871)
	12/2015	$		192		MXN	3,286	2	0
	06/2016		EUR	8,027	$		11,038	2,016	0

CBK	10/2015	$		23,756		SGD	34,043	161	0
	11/2015		CAD	426	$		325	6	0
	11/2015		CNY	11,491			1,834	33	0
	11/2015		GBP	662			1,008	6	0
	11/2015		JPY	2,056,600			16,613	0	(539)
	11/2015	$		6,267		CAD	8,255	0	(82)
	11/2015			16,616		JPY	1,992,200	0	(2)
	12/2015		SGD	34,043	$		23,688	0	(180)
	05/2016		BRL	59,444			17,025	3,016	0

DUB	10/2015			82,691			25,582	4,843	(119)
	10/2015		DKK	7,978			1,234	39	0
	10/2015	$		20,814		BRL	82,691	44	0
	10/2015		ZAR	4,509	$		358	34	0
	11/2015		CNY	67,471			10,773	197	0
	11/2015	$		11,290		BRL	45,691	109	0
	01/2016		DKK	53,711	$		8,290	227	0
	02/2016		EUR	1,800			2,422	406	0
	06/2016			4,472			6,123	1,099	0
	06/2016	$		5,933		EUR	4,472	21	(930)

FBF	10/2015		BRL	90,000	$		33,689	10,988	0
	10/2015	$		22,653		BRL	90,000	48	0
	10/2015			19,956		SGD	28,064	0	(239)
	12/2015			328		MXN	5,653	4	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
GLM	10/2015		DKK	20,045	$		3,102	$100	$0
	10/2015		TWD	465,107			14,258	184	0
	10/2015	$		71,659		EUR	63,259	0	(973)
	11/2015		AUD	11,684	$		8,296	113	0
	11/2015	$		186		CAD	243	0	(4)
	11/2015			4,087		JPY	504,207	118	0
	01/2016		DKK	15,863	$		2,462	81	0
	07/2016		BRL	18,702			5,219	885	0

HUS	10/2015		DKK	13,394			2,079	74	0
	10/2015		EUR	77,256			88,040	1,715	0
	10/2015		KRW	38,926,263			34,237	1,420	0
	11/2015		CNY	27,787			4,436	80	0
	11/2015	$		1,270		CNY	8,230	18	0
	08/2016		CNY	76,688	$		11,593	0	(139)
	01/2021		BRL	2,050			316	5	0

JPM	10/2015			159,641			40,183	0	(85)
	10/2015		DKK	32,320			4,960	120	0
	10/2015	$		48,906		BRL	159,641	0	(8,639)
	10/2015			9,940		CAD	13,247	0	(14)
	10/2015			5,946		EUR	5,284	0	(42)
	10/2015			1,324		GBP	857	0	(27)
	10/2015			7,018		KRW	8,144,389	0	(152)
	10/2015			357		SGD	500	0	(6)
	11/2015		CAD	13,247	$		9,938	13	0
	11/2015		DKK	1,565			232	0	(3)
	11/2015		EUR	18,139			20,379	101	0
	11/2015	$		620		INR	40,351	0	(9)
	01/2016		BRL	61,800	$		20,003	4,907	0
	05/2016			68,686			19,486	3,298	0

MSB	10/2015		JPY	9,209,122			76,611	0	(154)
	10/2015	$		76,679		JPY	9,209,122	86	0
	11/2015		JPY	9,209,122	$		76,710	0	(85)
	05/2016		BRL	16,876			4,789	812	0
	06/2016		EUR	11,316			15,563	2,850	0
	06/2016	$		12,310		EUR	11,316	404	0

NAB	06/2016		EUR	24,570	$		33,736	6,128	0
	06/2016	$		13,154		EUR	12,136	485	0
	07/2016		EUR	18,090	$		24,541	4,192	0
	07/2016	$		19,886		EUR	18,090	463	0

NGF	10/2015			7,253		KRW	8,404,414	0	(168)

SCX	10/2015		CAD	13,247	$		10,007	81	0
	10/2015		GBP	25,025			38,858	1,001	0
	10/2015		JPY	490,893			4,100	7	0
	10/2015		KRW	17,012,127			14,432	89	0
	11/2015		AUD	15,814			11,513	438	0
	01/2016		CNY	230,411			35,098	0	(689)
	08/2016			37,392			5,650	0	(71)

SOG	10/2015		BRL	41,800			13,669	3,126	0
	10/2015	$		10,521		BRL	41,800	22	0
	08/2016		CNY	13,224	$		2,000	0	(23)

UAG	10/2015		BRL	99,850			25,133	0	(53)
	10/2015	$		31,724		BRL	99,850	0	(6,538)
	10/2015			9,747		EUR	8,713	0	(11)
	11/2015		CNY	83,101	$		13,269	243	0
	11/2015		EUR	8,713			9,752	11	0
	11/2015	$		55,454		JPY	6,652,900	61	(32)
	12/2015			573		MXN	9,614	0	(8)
	01/2016		BRL	63,100	$		22,666	7,252	0
	01/2016		DKK	16,265			2,385	0	(56)
	08/2016		CNY	10,953			1,657	0	(19)

Total Forward Foreign Currency Contracts								$96,261	$(22,227)

42	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	30,720	$510	$263

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	7,600	49	123

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		11,300	64	190
	Put - OTC USD versus CNH		6.442	08/17/2016		7,600	40	128

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		18,498	500	340
	Call - OTC USD versus CNH		7.400	02/02/2016		18,498	110	39

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		2,000	11	34

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		18,498	389	241
	Call - OTC USD versus CNH		7.500	02/02/2016		18,498	101	34

							$1,774	$1,392

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	98,200	$109	$324

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		61,700	68	203
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		115,800	129	387
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		74,000	3,689	1,980
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		59,000	2,945	1,658

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		69,600	529	2

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		296,400	78	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		600,800	668	1,980

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		12,600	345	237

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		291,200	291	960
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		42,600	47	141
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		507,500	1,193	78
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		498,400	1,296	98
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		175,100	1,267	1,700

								$12,654	$9,749

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$38,100	$92	$1

Total Purchased Options						$14,520	$11,142

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	12,800	$(23)	$(28)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		14,600	(9)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		14,600	(19)	(32)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		14,600	(10)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		14,600	(17)	(41)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		21,800	(41)	(30)

							$(119)	$(135)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	30,720	$(202)	$(73)
	Call - OTC EUR versus USD		1.154	12/04/2015		30,720	(308)	(198)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	7,600	(94)	(99)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		9,260	(150)	(770)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		11,300	(134)	(149)
	Call - OTC USD versus CNH		6.975	08/17/2016		7,600	(88)	(100)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		9,180	(295)	(822)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		36,996	(390)	(177)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		2,000	(23)	(26)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		36,996	(339)	(146)

							$(2,023)	$(2,560)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(38)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(80)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(12)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(14)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(12)

						$(1,389)	$(156)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	8,700	$(17)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		33,000	(359)	(530)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		60,100	(730)	(1,539)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		73,100	(1,334)	(429)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		76,000	(1,568)	(411)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		98,700	(1,715)	(518)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		16,300	(527)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		123,800	(1,750)	(3,170)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		12,600	(348)	(453)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		498,800	(1,047)	(91)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		498,400	(1,047)	(117)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		311,000	(5,328)	(1,494)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		22,000	(109)	(197)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		22,000	(108)	(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		25,200	(307)	(259)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		9,200	(104)	(42)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		39,800	(1,266)	(1,473)

								$(17,664)	$(10,770)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$76,200	$(91)	$0

Total Written Options						$(21,286)	$(13,621)

44	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	963	$2,314,352	AUD	47,700	CAD	0	EUR	122,121	$(21,323)
Sales	190	630,710		0		52,262		328,610	(8,494)
Closing Buys	(1,153)	(285,730)		(47,700)		(26,131)		(252,298)	5,069
Expirations	0	(213,200)		0		(26,131)		(96,736)	2,337
Exercised	0	(73,100)		0		0		(40,257)	1,125

Balance at End of Period	0	$2,373,032	AUD	0	CAD	0	EUR	61,440	$(21,286)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.117%	$	6,800	$(135)	$150	$15	$0
	Republic of Korea	1.000%	09/20/2022	0.910%		1,700	25	(15)	10	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		19,000	140	(62)	78	0

BPS	Republic of Korea	1.000%	09/20/2022	0.910%		800	13	(8)	5	0

BRC	General Electric Capital Corp.	1.000%	06/20/2016	0.117%		5,800	86	(47)	39	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%		2,000	(34)	35	1	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		5,900	(29)	38	9	0
	Novo Banco S.A.	5.000%	12/20/2015	6.509%	EUR	5,100	(80)	69	0	(11)

CBK	Dell, Inc.	1.000%	12/20/2019	2.645%	$	5,000	(234)	(89)	0	(323)

DUB	Mexico Government International Bond	1.000%	03/20/2016	0.723%		5,400	(26)	35	9	0

HUS	Mexico Government International Bond	1.000%	12/20/2016	0.889%		100	1	(1)	0	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		8,300	(20)	(69)	0	(89)

JPM	China Government International Bond	1.000%	12/20/2019	1.030%		35,800	280	(314)	0	(34)
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		1,900	26	(23)	3	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		3,400	23	(9)	14	0

MYC	Brazil Government International Bond	1.000%	06/20/2019	4.653%		2,400	(80)	(213)	0	(293)
	Novo Banco S.A.	5.000%	12/20/2015	6.509%	EUR	5,200	(81)	70	0	(11)
	Republic of Korea	1.000%	09/20/2022	0.910%	$	300	5	(3)	2	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		13,000	97	(44)	53	0

							$(23)	$(500)	$238	$(761)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$1,481	$(293)	$19	$0	$(274)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,000	268	(49)	219	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,100	280	(50)	230	0
	MCDX-24 5-Year Index	1.000%	06/20/2020	1,900	6	(7)	0	(1)

GST	MCDX-24 5-Year Index	1.000%	06/20/2020	1,700	6	(7)	0	(1)

JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,315	0	24	24	0

MYC	MCDX-24 5-Year Index	1.000%	06/20/2020	1,400	4	(5)	0	(1)

					$271	$(75)	$473	$(277)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,385	$(1)	$192	$191	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		200	1	(6)	0	(5)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	116,200	(138)	(3,193)	0	(3,331)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		4,600	(9)	(97)	0	(106)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		20,200	24	(452)	0	(428)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	21,000	(18)	(22)	0	(40)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	690	5	90	95	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	73,500	(161)	(2,194)	0	(2,355)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		35,100	113	(1,050)	0	(937)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		124,300	(20)	(2,833)	0	(2,853)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		40,500	(6)	(852)	0	(858)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		73,600	6	(1,414)	0	(1,408)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	43,000	(8)	(50)	0	(58)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	400	0	24	24	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	7,100	3	(153)	0	(150)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		14,200	(3)	(248)	0	(251)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017		800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		12,400	2	(287)	0	(285)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		68,400	8	(1,457)	0	(1,449)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		38,600	2	(740)	0	(738)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		13,800	(3)	(241)	0	(244)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	300	2	16	18	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		960	1	133	134	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		192	(1)	14	13	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		400	3	46	49	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	1,000	(1)	(22)	0	(23)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		29,400	(3)	(513)	0	(516)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		5,200	14	(106)	0	(92)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	7,220	0	117	117	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	72,400	0	(49)	0	(49)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		37,500	(11)	(783)	0	(794)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		51,400	40	(951)	0	(911)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		27,800	0	12	12	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	39,500	(115)	(30)	0	(145)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		15,900	(2)	17	15	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		13,400	(2)	(167)	0	(169)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	40,400	(2)	(25)	0	(27)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		39,300	(70)	(832)	0	(902)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		109,000	(38)	(2,271)	0	(2,309)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		27,600	22	(511)	0	(489)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	500	3	59	62	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		750	1	104	105	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	66,700	175	(1,706)	0	(1,531)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		33,100	(18)	(683)	0	(701)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		37,000	128	(1,116)	0	(988)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		6,200	12	(154)	0	(142)

							$(65)	$(24,385)	$835	$(25,285)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	ERAUSLT Index	320,320	1-Month USD-LIBOR plus a specified spread	11/20/2015	$74,249		$(7,405)	$0	$(7,405)
	Receive	ERAUSLT Index	18,211	1-Month USD-LIBOR plus a specified spread	12/15/2015	3,897		(96)	0	(96)
	Pay	S&P 500 Total Return Index	328,789	1-Month USD-LIBOR plus a specified spread	12/15/2015	1,203,452		29,726	29,726	0

DUB	Receive	ERAUSLT Index	1,666,112	1-Month USD-LIBOR plus a specified spread	10/05/2015	371,764		(24,027)	0	(24,027)
	Pay	S&P 500 Total Return Index	101,777	1-Month USD-LIBOR plus a specified spread	10/05/2015	371,675		8,476	8,476	0

FBF	Receive	ERAUSLT Index	1,220,662	1-Month USD-LIBOR plus a specified spread	12/15/2015	274,423		(19,471)	0	(19,471)

46	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Receive	ERAUSLT Index	4,163,924	1-Month USD-LIBOR plus a specified spread	11/20/2015	$926,535		$(57,592)	$0	$(57,592)
	Receive	ERAUSLT Index	70,189	1-Month USD-LIBOR plus a specified spread	09/15/2016	14,400		254	254	0
	Pay	S&P 500 Total Return Index	6,194	1-Month USD-LIBOR plus a specified spread	09/15/2016	21,698		(415)	0	(415)

								$(70,550)	$38,456	$(109,006)

Total Swap Agreements							$183	$(95,510)	$40,002	$(135,329)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $106,048 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$1,780	$0	$0	$1,780	$0	$0	$0	$0	$1,780	$(1,850)	$(70)
BOA	15,426	263	513	16,202	(606)	(2,342)	(4,184)	(7,132)	9,070	(8,420)	650
BPS	14,537	123	29,826	44,486	(659)	(99)	(15,970)	(16,728)	27,758	(48,710)	(20,952)
BRC	2,254	0	49	2,303	(871)	(62)	(11)	(944)	1,359	(1,690)	(331)
CBK	3,222	324	254	3,800	(803)	(130)	(725)	(1,658)	2,142	0	2,142
DUB	7,019	4,228	8,485	19,732	(1,049)	(1,384)	(26,744)	(29,177)	(9,445)	7,396	(2,049)
FBF	11,040	2	214	11,256	(239)	(772)	(20,102)	(21,113)	(9,857)	14,156	4,299
GLM	1,481	1,982	144	3,607	(977)	(3,170)	(2,068)	(6,215)	(2,608)	1,696	(912)
GST	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
HUS	3,312	318	0	3,630	(139)	(249)	(3,816)	(4,204)	(574)	349	(225)
JPM	8,439	616	357	9,412	(8,977)	(1,525)	(58,041)	(68,543)	(59,131)	76,366	17,235
MSB	4,152	0	0	4,152	(239)	0	0	(239)	3,913	(3,960)	(47)
MYC	0	2,977	160	3,137	0	(3,716)	(2,537)	(6,253)	(3,116)	3,722	606
NAB	11,268	0	0	11,268	0	0	0	0	11,268	(11,150)	118
NGF	0	0	0	0	(168)	0	0	(168)	(168)	0	(168)
SCX	1,616	0	0	1,616	(760)	0	0	(760)	856	391	1,247
SOG	3,148	34	0	3,182	(23)	(26)	0	(49)	3,133	(3,380)	(247)
UAG	7,567	275	0	7,842	(6,717)	(146)	(1,130)	(7,993)	(151)	11	(140)

Total Over the Counter	$96,261	$11,142	$40,002	$147,405	$(22,227)	$(13,621)	$(135,329)	$(171,177)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	376	376
Swap Agreements	0	624	0	0	1,250	1,874

	$0	$624	$0	$0	$1,636	$2,260

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$96,261	$0	$96,261
Purchased Options	0	0	0	1,392	9,750	11,142
Swap Agreements	0	711	38,456	0	835	40,002

	$0	$711	$38,456	$97,653	$10,585	$147,405

	$0	$1,335	$38,456	$97,653	$12,221	$149,665

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$324	$324
Swap Agreements	0	3	0	0	528	531

	$0	$3	$0	$0	$852	$855

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,227	$0	$22,227
Written Options	0	135	0	2,560	10,926	13,621
Swap Agreements	0	1,038	109,006	0	25,285	135,329

	$0	$1,173	$109,006	$24,787	$36,211	$171,177

	$0	$1,176	$109,006	$24,787	$37,063	$172,032

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(106)	$(106)
Written Options	0	0	0	0	519	519
Futures	0	0	0	0	(12,430)	(12,430)
Swap Agreements	0	2,484	0	0	(15,322)	(12,838)

	$0	$2,484	$0	$0	$(27,339)	$(24,855)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,056	$0	$2,056
Purchased Options	0	(40)	0	(1,257)	(746)	(2,043)
Written Options	0	117	0	3,705	1,838	5,660
Swap Agreements	0	3,215	(44,785)	(98)	(2,921)	(44,589)

	$0	$3,292	$(44,785)	$4,406	$(1,829)	$(38,916)

	$0	$5,776	$(44,785)	$4,406	$(29,168)	$(63,771)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(55)	$(55)
Written Options	0	0	0	0	227	227
Futures	0	0	0	0	(2,642)	(2,642)
Swap Agreements	0	(7,010)	0	0	3,622	(3,388)

	$0	$(7,010)	$0	$0	$1,152	$(5,858)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,288)	$0	$(1,288)
Purchased Options	0	24	0	116	236	376
Written Options	0	(16)	0	310	6,141	6,435
Swap Agreements	0	(2,905)	11,795	38	(18,554)	(9,626)

	$0	$(2,897)	$11,795	$(824)	$(12,177)	$(4,103)

	$0	$(9,907)	$11,795	$(824)	$(11,025)	$(9,961)

48	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,718	$0	$14,718
Corporate Bonds & Notes
Banking & Finance	0	288,995	148	289,143
Industrials	0	56,124	0	56,124
Utilities	0	59,184	0	59,184
Municipal Bonds & Notes
California	0	6,979	0	6,979
Colorado	0	9,361	0	9,361
Illinois	0	9,287	0	9,287
New Jersey	0	1,445	0	1,445
New York	0	1,907	0	1,907
Ohio	0	3,591	0	3,591
Texas	0	4,753	0	4,753
Washington	0	1,989	0	1,989
U.S. Government Agencies	0	369,972	0	369,972
U.S. Treasury Obligations	0	526,589	0	526,589
Mortgage-Backed Securities	0	169,634	0	169,634
Asset-Backed Securities	0	126,087	0	126,087
Sovereign Issues	0	140,882	0	140,882
Convertible Preferred Securities
Banking & Finance	0	3,153	0	3,153
Preferred Securities
Banking & Finance	0	9,236	0	9,236
Short-Term Instruments
Certificates of Deposit	0	6,983	0	6,983
Commercial Paper	0	14,599	0	14,599
Repurchase Agreements	0	503	0	503

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Japan Treasury Bills	$0	$116,705	$0	$116,705
U.S. Treasury Bills	0	20,774	0	20,774
	$0	$1,963,450	$148	$1,963,598

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$75,476	$0	$0	$75,476

Total Investments	$75,476	$1,963,450	$148	$2,039,074

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(558,977)	$0	$(558,977)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	376	1,874	0	2,250
Over the counter	0	147,405	0	147,405
	$376	$149,279	$0	$149,655

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(324)	(531)	0	(855)
Over the counter	0	(171,177)	0	(171,177)
	$(324)	$(171,708)	$0	$(172,032)

Totals	$75,528	$1,382,044	$148	$1,457,720

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.3%

BANK LOAN OBLIGATIONS 0.7%
Community Health Systems, Inc.
3.575% due 12/31/2018		$2,178	$2,179
HCA, Inc.
2.944% due 03/31/2017		10,664	10,667

Total Bank Loan Obligations (Cost $12,814)			12,846

CORPORATE BONDS & NOTES 32.8%

BANKING & FINANCE 20.7%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	497
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,059
6.250% due 12/01/2017		2,800	2,947
American Honda Finance Corp.
0.784% due 10/07/2016		6,110	6,130
Banco del Estado de Chile
4.125% due 10/07/2020		8,000	8,406
Banco do Brasil S.A.
3.875% due 10/10/2022		6,900	5,356
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,689
Banco Santander Brasil S.A.
4.250% due 01/14/2016		900	897
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	200	208
Bank of America Corp.
0.939% due 08/25/2017		$24,000	23,977
3.750% due 07/12/2016		4,600	4,693
5.650% due 05/01/2018		1,400	1,528
6.500% due 08/01/2016		1,800	1,880
6.875% due 04/25/2018		15,600	17,447
Bank of Nova Scotia
1.950% due 01/30/2017		200	203
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,021
10.179% due 06/12/2021		18,500	24,278
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	709
6.500% due 03/10/2021		6,200	6,648
6.750% due 09/30/2022		3,500	3,798
7.250% due 04/22/2020		900	980
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,200	5,824
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		600	605
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	5,911
Citigroup, Inc.
0.603% due 06/09/2016		$8,700	8,658
1.001% due 11/15/2016		14,500	14,522
5.950% due 05/15/2025 (d)		2,500	2,359
Compass Bank
6.400% due 10/01/2017		7,000	7,566
Credit Agricole S.A.
1.175% due 10/03/2016		5,900	5,919
8.375% due 10/13/2019 (d)		2,700	3,079
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		500	487
Eksportfinans ASA
5.500% due 05/25/2016		6,300	6,437
Fifth Third Bancorp
0.765% due 12/20/2016		1,300	1,292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$5,300	$5,300
General Electric Capital Corp.
0.474% due 10/06/2015		1,500	1,500
0.535% due 12/29/2016		13,700	13,688
3.800% due 06/18/2019		300	322
General Motors Financial Co., Inc.
2.400% due 04/10/2018		18,200	18,059
3.450% due 04/10/2022		3,400	3,266
4.750% due 08/15/2017		4,700	4,878
GSPA Monetization Trust
6.422% due 10/09/2029		1,554	1,779
HBOS PLC
0.767% due 09/01/2016	EUR	100	112
1.027% due 09/30/2016		$775	774
1.032% due 09/06/2017		5,435	5,404
6.750% due 05/21/2018		1,300	1,436
HSBC Finance Corp.
6.676% due 01/15/2021		1,900	2,226
HSBC Holdings PLC
4.250% due 08/18/2025		1,400	1,383
HSBC USA, Inc.
1.081% due 08/07/2018		1,400	1,398
International Lease Finance Corp.
6.750% due 09/01/2016		4,700	4,870
Intesa Sanpaolo SpA
2.375% due 01/13/2017		2,000	2,008
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,700	7,724
JPMorgan Chase & Co.
1.125% due 02/26/2016		6,350	6,362
3.150% due 07/05/2016		6,068	6,171
3.450% due 03/01/2016		4,300	4,347
3.900% due 07/15/2025		2,700	2,765
5.300% due 05/01/2020 (d)		4,500	4,432
KEB Hana Bank
3.125% due 06/26/2017		6,900	7,064
LBG Capital PLC
8.000% due 06/15/2020 (d)		480	543
8.500% due 12/17/2021 (d)		100	117
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	2,500	3,829
Macquarie Bank Ltd.
6.625% due 04/07/2021		$6,600	7,407
Morgan Stanley
3.875% due 04/29/2024		2,700	2,762
4.000% due 07/23/2025		3,400	3,480
Nationwide Building Society
3.900% due 07/21/2025		200	205
Novo Banco S.A.
5.875% due 11/09/2015	EUR	7,400	8,249
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	85,500	12,804
2.000% due 01/01/2016		10,300	1,551
2.000% due 04/01/2016		20,100	3,041
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$3,700	3,830
Rabobank Group
6.875% due 03/19/2020	EUR	2,800	3,687
11.000% due 06/30/2019 (d)		$5,000	6,166
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	93,400	14,065
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		$800	936
State Bank of India
2.442% due 01/21/2016		800	800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stone Street Trust
5.902% due 12/15/2015	$3,200	$3,235
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016	350	348
UBS AG
5.125% due 05/15/2024	2,000	1,970
7.250% due 02/22/2022	200	209
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	600	602
4.125% due 09/24/2025	700	699
Wachovia Corp.
0.607% due 06/15/2017	4,600	4,587
Wells Fargo & Co.
0.755% due 04/22/2019	22,200	22,125

		398,525

INDUSTRIALS 7.5%
AbbVie, Inc.
1.061% due 11/06/2015	6,400	6,402
1.800% due 05/14/2018	1,200	1,198
2.500% due 05/14/2020	600	597
3.200% due 11/06/2022	100	100
3.600% due 05/14/2025	500	495
4.500% due 05/14/2035	300	286
4.700% due 05/14/2045	300	292
Actavis Funding SCS
1.591% due 03/12/2020	1,800	1,785
3.450% due 03/15/2022	1,500	1,482
3.800% due 03/15/2025	1,200	1,163
Amgen, Inc.
0.709% due 05/22/2017	22,500	22,441
Asciano Finance Ltd.
5.000% due 04/07/2018	2,100	2,228
Braskem Finance Ltd.
5.750% due 04/15/2021	6,000	4,950
7.000% due 05/07/2020	350	329
Canadian National Railway Co.
0.501% due 11/06/2015	6,440	6,439
CCO Safari LLC
3.579% due 07/23/2020	300	298
4.464% due 07/23/2022	1,900	1,902
4.908% due 07/23/2025	1,500	1,496
6.384% due 10/23/2035	200	203
6.484% due 10/23/2045	400	404
6.834% due 10/23/2055	100	100
CSN Islands Corp.
6.875% due 09/21/2019	1,500	713
CVS Health Corp.
1.900% due 07/20/2018	1,200	1,209
2.800% due 07/20/2020	500	509
3.500% due 07/20/2022	100	103
3.875% due 07/20/2025	1,500	1,550
4.875% due 07/20/2035	400	421
5.125% due 07/20/2045	600	648
Daimler Finance North America LLC
1.250% due 01/11/2016	6,610	6,618
General Mills, Inc.
0.594% due 01/29/2016	7,700	7,696
HCA, Inc.
3.750% due 03/15/2019	7,800	7,796
Kansas City Southern de Mexico S.A. de C.V.
0.994% due 10/28/2016	3,400	3,382
Kraft Heinz Foods Co.
1.600% due 06/30/2017	500	501
2.000% due 07/02/2018	600	601
2.800% due 07/02/2020	300	302

50	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 07/15/2022		$100	$102
3.950% due 07/15/2025		200	205
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		200	213
NBCUniversal Media LLC
2.875% due 04/01/2016		4,759	4,812
PepsiCo, Inc.
0.542% due 02/26/2016		6,670	6,673
President and Fellows of Harvard College
6.500% due 01/15/2039		200	277
QUALCOMM, Inc.
4.650% due 05/20/2035		500	457
4.800% due 05/20/2045		700	614
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,400	4,716
Reynolds American, Inc.
2.300% due 06/12/2018		500	506
3.250% due 06/12/2020		400	412
4.000% due 06/12/2022		600	628
4.450% due 06/12/2025		900	944
Schaeffler Finance BV
4.750% due 05/15/2021		1,450	1,435
STATS ChipPAC Ltd.
4.500% due 03/20/2018		2,733	2,740
Temple-Inland, Inc.
6.375% due 01/15/2016		5,000	5,068
UnitedHealth Group, Inc.
3.750% due 07/15/2025		3,400	3,520
Volkswagen International Finance NV
0.654% due 11/18/2015		11,300	11,270
Whirlpool Corp.
7.750% due 07/15/2016		8,300	8,728
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,000	4,008

			144,072

UTILITIES 4.6%
AT&T, Inc.
0.699% due 02/12/2016		7,988	7,981
3.400% due 05/15/2025		3,400	3,253
BellSouth Corp.
4.821% due 04/26/2021		11,700	11,940
Korea Electric Power Corp.
3.000% due 10/05/2015		1,500	1,500
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,007
Petrobras Global Finance BV
1.953% due 05/20/2016		1,500	1,417
2.429% due 01/15/2019		1,200	831
2.694% due 03/17/2017		1,200	1,035
2.750% due 01/15/2018	EUR	1,100	992
3.214% due 03/17/2020		$2,100	1,444
3.250% due 04/01/2019	EUR	1,500	1,232
3.750% due 01/14/2021		1,300	1,032
3.875% due 01/27/2016		$5,900	5,804
4.250% due 10/02/2023	EUR	1,000	774
4.375% due 05/20/2023		$300	197
5.750% due 01/20/2020		1,200	903
5.875% due 03/01/2018		100	83
5.875% due 03/07/2022	EUR	500	419
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$158	169
5.832% due 09/30/2016		215	221
6.750% due 09/30/2019		1,000	1,176
Shell International Finance BV
0.531% due 11/15/2016		8,200	8,202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telefonica Chile S.A.
3.875% due 10/12/2022	$6,100	$5,960
Verizon Communications, Inc.
2.086% due 09/14/2018	18,340	18,870
2.500% due 09/15/2016	4,329	4,390
3.650% due 09/14/2018	7,100	7,486

		89,318

Total Corporate Bonds & Notes (Cost $634,143)		631,915

MUNICIPAL BONDS & NOTES 3.9%

CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	689
7.043% due 04/01/2050	1,100	1,516
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,611
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	250
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,205
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	4,000	5,395
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,791
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	9,482
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	116
7.021% due 08/01/2040	100	117

		24,172

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	800	819
7.750% due 01/01/2042	1,200	1,203

		2,022

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	894

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	116

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$1,000	$1,347
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	1,800	1,857

		3,204

NEW YORK 1.8%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	553
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,192
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005
0.512% due 01/01/2028	4,265	4,262
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.847% due 11/15/2032	28,500	28,519

		34,526

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,456
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,567
6.500% due 06/01/2047	700	627

		4,650

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	127

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,441

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,984

Total Municipal Bonds & Notes (Cost $67,592)		75,410

U.S. GOVERNMENT AGENCIES 13.1%
Fannie Mae
0.544% due 07/25/2037	191	192
0.574% due 07/25/2037	209	211
0.594% due 09/25/2035	301	302
0.604% due 09/25/2035	529	532
0.694% due 09/25/2041	13,256	13,344
0.914% due 06/25/2037	837	850
0.924% due 06/25/2040	1,158	1,179
2.310% due 08/01/2022	400	404
2.870% due 09/01/2027	4,100	4,121

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 08/01/2021 - 10/01/2021	$11,848	$12,401
3.434% due 03/01/2022	10,644	11,397
3.500% due 03/01/2020 - 11/01/2030	7,353	7,765
4.000% due 12/01/2018 - 10/01/2045	14,192	15,099
4.500% due 06/01/2018 - 06/01/2030	3,142	3,384
5.000% due 07/01/2023 - 08/01/2043	31,274	34,558
5.500% due 09/01/2025 - 09/01/2041	27,971	31,307
6.000% due 12/01/2018 - 05/01/2041	25,553	28,948
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	2,978	2,971
Freddie Mac
0.757% due 07/15/2041	729	736
0.907% due 08/15/2037	677	688
0.917% due 10/15/2037	129	131
0.927% due 05/15/2037 - 09/15/2037	766	781
3.500% due 06/15/2036	178	185
4.000% due 06/15/2038	272	272
5.000% due 07/01/2023 - 09/01/2040	13,530	14,835
5.500% due 03/01/2037 - 04/01/2038	587	650
Ginnie Mae
3.500% due 10/01/2045 - 11/01/2045	38,800	40,588
4.000% due 10/01/2045	5,000	5,331
5.000% due 08/15/2033 - 10/01/2045	16,910	18,729
Small Business Administration
6.220% due 12/01/2028	40	46

Total U.S. Government Agencies (Cost $247,128)		251,937

U.S. TREASURY OBLIGATIONS 42.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)	570	525
3.000% due 11/15/2044 (i)	2,850	2,913
3.000% due 05/15/2045	50	51
3.125% due 08/15/2044 (i)	23,100	24,195
4.250% due 05/15/2039 (g)(i)	10,600	13,371
4.500% due 08/15/2039 (i)	17,500	22,849
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (g)	49,664	48,474
0.125% due 01/15/2023 (g)(i)	27,089	26,160
0.375% due 07/15/2023 (g)(i)	41,123	40,479
0.750% due 02/15/2045 (i)	9,628	8,377
1.750% due 01/15/2028 (i)	21,986	24,351
2.000% due 01/15/2026 (g)(i)	8,417	9,461
2.375% due 01/15/2025 (g)	1,393	1,605
2.375% due 01/15/2027 (i)	2,012	2,359
2.500% due 01/15/2029 (i)	16,674	20,042
3.625% due 04/15/2028 (i)	738	980
3.875% due 04/15/2029 (i)	726	1,003
U.S. Treasury Notes
2.000% due 08/15/2025 (e)	29,100	28,964
2.125% due 05/15/2025 (i)	42,600	42,878
2.375% due 08/15/2024 (g)(i)	72,000	74,194
1.375% due 08/31/2020 (e)(i)	230,800	231,143
1.875% due 08/31/2022 (g)(i)	152,100	153,436

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 07/31/2022 (g)(i)		$30,200	$30,727

Total U.S. Treasury Obligations (Cost $810,402)			808,537

MORTGAGE-BACKED SECURITIES 8.4%
Adjustable Rate Mortgage Trust
2.775% due 01/25/2036 ^		7,313	6,614
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	454	508
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$1,004	1,006
Banc of America Funding Trust
0.496% due 06/20/2047		3,600	2,579
2.834% due 02/20/2035		248	246
Banc of America Mortgage Trust
2.789% due 06/25/2035		218	209
Banc of America Re-REMIC Trust
5.811% due 02/24/2051		4,497	4,655
BCAP LLC Trust
2.617% due 02/26/2035		3,963	3,909
2.759% due 12/26/2037		82	82
3.333% due 12/26/2035		8,320	8,215
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		957	963
Bear Stearns ALT-A Trust
0.514% due 08/25/2036		4,621	3,631
Chase Mortgage Finance Trust
2.447% due 12/25/2035 ^		1,606	1,465
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037		677	490
2.510% due 03/25/2036 ^		1,288	1,230
2.623% due 03/25/2034		958	957
Countrywide Alternative Loan Trust
0.364% due 05/25/2047		1,735	1,504
0.394% due 05/25/2036		828	688
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,187	3,296
5.460% due 09/15/2039		3,673	3,789
Credit Suisse First Boston Mortgage Securities Corp.
2.409% due 02/25/2034		703	699
DBRR Trust
0.853% due 02/25/2045		79	79
Deutsche ALT-A Securities, Inc.
0.354% due 01/25/2047		3,471	2,803
Downey Savings & Loan Association Mortgage Loan Trust
1.036% due 09/19/2044		450	435
Eddystone Finance PLC
1.109% due 04/19/2021	GBP	2,860	4,233
First Horizon Mortgage Pass-Through Trust
2.674% due 10/25/2035 ^		$517	454
Granite Master Issuer PLC
0.396% due 12/20/2054		1,567	1,562
0.748% due 12/20/2054	GBP	3,774	5,686
0.828% due 12/20/2054		4,932	7,438
Granite Mortgages PLC
0.361% due 01/20/2044	EUR	31	34
0.946% due 09/20/2044	GBP	576	869
0.964% due 01/20/2044		62	94
0.966% due 09/20/2044		362	548
Greenwich Capital Commercial Funding Corp.
6.014% due 07/10/2038		$4,881	4,934
GSR Mortgage Loan Trust
2.726% due 09/25/2035		517	523
HarborView Mortgage Loan Trust
0.466% due 01/19/2036		5,604	3,832

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.556% due 06/20/2035	$1,291	$1,226
HomeBanc Mortgage Trust
0.504% due 03/25/2035	3,685	3,210
IndyMac Mortgage Loan Trust
0.454% due 06/25/2035	447	408
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045	1,481	1,518
JPMorgan Mortgage Trust
2.573% due 07/25/2035	1,130	1,121
2.741% due 08/25/2035 ^	719	685
5.750% due 01/25/2036 ^	30	26
LB Commercial Mortgage Trust
6.051% due 07/15/2044	5,998	6,377
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039	6,674	6,735
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035	2,219	2,108
2.781% due 09/25/2035 ^	650	590
Morgan Stanley Capital Trust
5.439% due 02/12/2044	195	195
5.610% due 04/15/2049	348	349
Morgan Stanley Mortgage Loan Trust
0.454% due 04/25/2035	5,073	4,752
2.512% due 07/25/2035	1,832	1,691
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,761	1,579
Provident Funding Mortgage Loan Trust
2.619% due 10/25/2035	3,734	3,721
Residential Accredit Loans, Inc. Trust
0.374% due 09/25/2036	5,277	4,207
0.379% due 08/25/2036	5,367	4,284
0.694% due 03/25/2035	1,936	1,433
0.694% due 08/25/2035 ^	7,443	5,576
1.699% due 08/25/2035	163	139
3.570% due 12/25/2035	6,345	5,507
3.608% due 09/25/2035 ^	1,777	1,447
Structured Adjustable Rate Mortgage Loan Trust
1.344% due 12/25/2037	7,394	4,911
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	3,390	3,479
Wachovia Mortgage Loan Trust LLC
2.670% due 10/20/2035 ^	1,589	1,445
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 12/25/2045	1,335	1,218
2.159% due 11/25/2046	5,142	4,655
2.257% due 06/25/2037 ^	5,093	4,597
3.831% due 12/25/2036 ^	465	425
Wells Fargo Mortgage-Backed Securities Trust
2.682% due 03/25/2035	1,129	1,134

Total Mortgage-Backed Securities (Cost $150,667)		161,007

ASSET-BACKED SECURITIES 7.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.469% due 05/25/2033	1,563	1,433
Asset-Backed Securities Corp. Home Equity Loan Trust
0.834% due 07/25/2035	2,400	2,194
Bear Stearns Asset-Backed Securities Trust
0.354% due 08/25/2036	2,168	1,895
0.874% due 10/25/2035	11,700	10,058
Chase Issuance Trust
5.160% due 04/16/2018	100	102
Citigroup Mortgage Loan Trust, Inc.
0.434% due 10/25/2036	8,525	8,278
0.794% due 09/25/2035 ^	3,400	2,108

52	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cornerstone CLO Ltd.
0.509% due 07/15/2021		$5,694	$5,643
Countrywide Asset-Backed Certificates
0.484% due 08/25/2036		300	269
Hillmark Funding Ltd.
0.583% due 05/21/2021		2,992	2,942
HSI Asset Securitization Corp. Trust
0.584% due 12/25/2035		21,531	15,857
JPMorgan Mortgage Acquisition Trust
0.434% due 05/25/2036		9,400	8,472
Morgan Stanley ABS Capital, Inc. Trust
0.374% due 03/25/2037		6,469	3,332
0.514% due 11/25/2035		6,403	6,321
National Collegiate Student Loan Trust
0.434% due 11/27/2028		3,630	3,570
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.604% due 02/25/2036		3,200	2,907
Option One Mortgage Loan Trust
0.334% due 01/25/2037		3,610	2,120
Park Place Securities, Inc.
0.644% due 09/25/2035		381	379
Penta CLO S.A.
0.268% due 06/04/2024	EUR	2,167	2,393
Residential Asset Mortgage Products Trust
2.069% due 10/25/2034		$11,457	9,815
Residential Asset Securities Corp. Trust
0.574% due 02/25/2036		7,500	6,658
SLM Private Education Loan Trust
3.457% due 05/16/2044		1,406	1,464
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	2,462	2,681
Soundview Home Loan Trust
0.324% due 12/25/2036		$2,013	1,943
South Texas Higher Education Authority, Inc.
0.826% due 10/01/2020		2,055	2,056
Specialty Underwriting & Residential Finance Trust
0.344% due 09/25/2037		3,347	1,962
0.494% due 12/25/2036		25,391	19,694
Structured Asset Investment Loan Trust
1.124% due 06/25/2035		13,234	9,758
Structured Asset Securities Corp. Mortgage Loan Trust
0.364% due 12/25/2036		2,776	2,461
Venture CDO Ltd.
0.515% due 07/22/2021		6,632	6,532

Total Asset-Backed Securities (Cost $130,675)			145,297

SOVEREIGN ISSUES 10.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	1,200	1,157

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	226,200	$55,143
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		33,300	6,807
10.000% due 01/01/2025		243,800	45,080
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,740
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	7,900	10,351
Korea Development Bank
3.250% due 09/20/2016		$1,000	1,021
3.500% due 08/22/2017		2,400	2,485
Korea Housing Finance Corp.
4.125% due 12/15/2015		4,800	4,831
Mexico Government International Bond
4.750% due 06/14/2018	MXN	76,200	4,530
Province of Ontario
1.600% due 09/21/2016		$7,800	7,874
1.650% due 09/27/2019		600	600
3.000% due 07/16/2018		7,700	8,075
4.000% due 10/07/2019		1,400	1,528
4.400% due 04/14/2020		6,600	7,366
Qatar Government International Bond
5.250% due 01/20/2020		7,600	8,583
Republic of Greece Government International Bond
3.000% due 02/24/2030	EUR	1,700	1,207
4.500% due 11/08/2016	JPY	1,150,000	8,218
4.750% due 04/17/2019	EUR	5,400	5,282
Slovenia Government International Bond
4.625% due 09/09/2024		3,600	4,992
5.250% due 02/18/2024		$5,000	5,519

Total Sovereign Issues (Cost $255,092)			199,389

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		1,639	1,914

Total Convertible Preferred Securities (Cost $1,840)			1,914

PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,000	1,248
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,277

		SHARES	MARKET VALUE (000S)
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		4,800	$6,354

Total Preferred Securities (Cost $8,472)			8,879

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.8%

CERTIFICATES OF DEPOSIT 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
1.171% due 05/16/2016		$9,500	9,477
Credit Suisse
0.742% due 12/07/2015		25,800	25,800

			35,277

JAPAN TREASURY BILLS 7.4%
(0.016%) due 12/14/2015 - 12/28/2015 (a)	JPY	17,180,000	143,213

U.S. TREASURY BILLS 4.6%
0.130% due 11/19/2015 - 02/18/2016 (a)(e)(g)(i)		$88,561	88,556

Total Short-Term Instruments (Cost $266,897)			267,046

Total Investments in Securities (Cost $2,585,722)			2,564,177

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		213,144	2,113

Total Short-Term Instruments (Cost $2,113)			2,113

Total Investments in Affiliates (Cost $2,113)			2,113

Total Investments 133.4% (Cost $2,587,835)			$2,566,290

Financial Derivative Instruments (f)(h) (18.8%) (Cost or Premiums, net $(4,829))			(361,534)

Other Assets and Liabilities, net (14.6%)			(281,115)

Net Assets 100.0%			$1,923,641

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.200%	09/21/2015	10/05/2015	$(206,084)	$(206,095)

Total Reverse Repurchase Agreements					$(206,095)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	0.470%	09/30/2015	10/07/2015	$(7,462)	$(7,465)
	0.600%	09/28/2015	10/05/2015	(3,063)	(3,064)
	0.650%	09/29/2015	10/06/2015	(1,192)	(1,192)

Total Sale-Buyback Transactions					$(11,721)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $62,745 at a weighted average interest rate of 0.094%.
(2)	Payable for sale-buyback transactions includes $3 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$104,300	$(104,800)	$(105,765)
Fannie Mae	3.500%	11/01/2045	11,700	(12,108)	(12,184)
Fannie Mae	4.000%	10/01/2045	169,700	(180,044)	(181,062)
Fannie Mae	4.000%	11/01/2045	116,000	(123,073)	(123,540)

Total Short Sales				$(420,025)	$(422,551)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of September 30, 2015:

(e)	Securities with an aggregate market value of $220,778 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
JPS	$0	$(206,095)	$0	$(206,095)	$205,877	$(218)

Master Securities Forward Transaction Agreement
GSC	0	0	(11,721)	(11,721)	11,745	24

Total Borrowings and Other Financing Transactions	$0	$(206,095)	$(11,721)

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(206,095)	$0	$0	$(206,095)

Total	$0	$(206,095)	$0	$0	$(206,095)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(11,721)	0	0	(11,721)

Total	$0	$(11,721)	$0	$0	$(11,721)

Total Borrowings	$0	$(217,816)	$0	$0	$(217,816)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(217,816)

54	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$148.000	11/20/2015	1,000	$9	$17

Total Purchased Options				$9	$17

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,280	$2,315	$0	$(86)
90-Day Eurodollar December Futures	Short	12/2016	4,255	(6,323)	160	0
90-Day Eurodollar June Futures	Short	06/2016	75	(85)	3	0
90-Day Eurodollar March Futures	Short	03/2016	640	(615)	24	0
90-Day Eurodollar September Futures	Short	09/2016	10	(12)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	28	25	21	(4)
Canada Government 10-Year Bond December Futures	Short	12/2015	322	373	67	(46)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	325	1,191	185	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	104	(347)	0	(17)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	1,883	1,905	0	(59)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	650	(958)	51	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	164	334	0	(113)

Total Futures Contracts				$(2,197)	$511	$(325)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$192,555	$5,621	$(7,258)	$691	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	7,000	2	14	15	(3)

				$5,623	$(7,244)	$706	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	1,660,300	$(5,474)	$(5,571)	$246	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		1,577,700	(30,471)	(23,304)	648	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		403,500	10,024	3,392	0	(311)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		75,400	(1,249)	(1,249)	64	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		273,600	(8,664)	(9,811)	133	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		43,300	1,106	1,540	0	(41)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		9,400	367	444	0	(9)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		137,200	(5,486)	(7,318)	422	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	5,800	34	(34)	0	(14)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	16,700	(386)	(271)	0	(25)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		40,300	(1,623)	(1,226)	0	(126)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		25,200	(347)	(712)	0	(159)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,800	7	(7)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		9,100	7	(3)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	315,000	$430	$(269)	$14	$0
Pay	28-Day MXN-TIIE	5.250%	06/11/2018		13,800	14	(6)	1	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		17,100	24	(5)	1	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		54,500	(11)	(11)	17	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		82,700	(19)	(19)	26	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		56,100	(32)	(119)	17	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		70,000	(39)	(101)	25	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		27,000	9	15	10	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		900	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		900	0	(2)	0	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		81,500	(27)	(64)	34	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		43,600	(66)	(33)	20	0

						$(41,873)	$(44,745)	$1,678	$(685)

Total Swap Agreements						$(36,250)	$(51,989)	$2,384	$(688)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(g)	Securities with an aggregate market value of $57,730 and cash of $5,623 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$17	$511	$2,384	$2,912	$0	$ (325)	$ (688)	$ (1,013)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	62,684	$		46,315	$2,275	$0
	11/2015		CNY	109,967			17,556	319	0

BOA	10/2015		BRL	17,032			5,346	1,050	0
	10/2015		JPY	598,500			5,000	10	0
	10/2015	$		4,287		BRL	17,032	9	0
	10/2015			26,496		GBP	17,428	0	(132)
	10/2015			9,880		KRW	11,446,968	0	(229)
	11/2015		CNY	34,732	$		5,546	102	0
	11/2015		GBP	17,428			26,492	131	0
	11/2015	$		27,246		AUD	39,107	143	0
	11/2015			12,460		CNY	80,789	192	0
	11/2015			6,978		EUR	6,204	0	(41)
	11/2015			20,949		JPY	2,600,600	740	0
	12/2015		HKD	8,427	$		1,087	0	0
	05/2016		BRL	70,513			20,106	3,488	0

BPS	10/2015			46,000			18,351	6,748	0
	10/2015	$		11,578		BRL	46,000	25	0
	12/2015		JPY	15,860,000	$		131,702	0	(683)
	12/2015		MXN	149,797			8,802	0	(5)
	01/2016		BRL	71,000			27,578	10,234	0
	01/2016		DKK	26,410			4,109	145	0
	07/2016		BRL	116,369			32,352	5,383	0
	08/2016		CNY	61,538			9,300	0	(115)

BRC	10/2015		SGD	25,704			18,360	301	0
	10/2015	$		2,068		KRW	2,453,186	0	0
	12/2015			353		MXN	6,058	3	0

CBK	10/2015			26,672		SGD	38,221	181	0
	11/2015		AUD	4,422	$		3,235	138	0
	11/2015		CNY	15,300			2,442	44	0

56	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		EUR	328,829	$		359,352	$158	$(8,471)
	11/2015		INR	129,436			1,990	30	0
	11/2015		JPY	3,477,700			28,092	0	(912)
	11/2015	$		7,070		CAD	9,313	0	(93)
	11/2015			58,061		EUR	51,682	251	(526)
	11/2015			26,754		JPY	3,225,828	151	(2)
	12/2015		SGD	38,221	$		26,595	0	(202)

DUB	10/2015		BRL	104,999			31,284	4,974	(175)
	10/2015		DKK	9,206			1,424	45	0
	10/2015	$		26,429		BRL	104,999	56	0
	10/2015			2,001		ZAR	25,182	0	(190)
	11/2015		CHF	112	$		114	0	(1)
	11/2015		CNY	89,824			14,342	262	0
	11/2015	$		16,555		BRL	66,999	159	0
	01/2016		BRL	1,600	$		468	77	0
	01/2016		DKK	61,501			9,493	261	0

FBF	10/2015		BRL	91,000			34,063	11,110	0
	10/2015	$		22,905		BRL	91,000	49	0
	10/2015			29,903		SGD	42,051	0	(359)
	12/2015			450		MXN	7,750	6	0

GLM	10/2015		DKK	23,113	$		3,576	115	0
	10/2015		TWD	592,704			18,433	497	0
	11/2015		AUD	13,148			9,351	143	0
	11/2015	$		226		CAD	296	0	(5)
	11/2015			59,204		EUR	52,333	0	(690)
	11/2015			5,885		JPY	726,023	170	0
	01/2016		DKK	18,319	$		2,843	93	0

HUS	10/2015			15,336			2,381	84	0
	10/2015		KRW	58,079,635			51,084	2,119	0
	10/2015		RUB	168,028			2,553	0	(13)
	10/2015	$		99,326		JPY	11,914,190	0	(12)
	10/2015			1,499		KRW	1,745,705	0	(27)
	11/2015		CNY	36,995	$		5,906	107	0
	11/2015		JPY	11,914,190			99,368	15	0
	11/2015	$		2,519		RUB	168,028	3	0
	08/2016		CNY	94,006	$		14,211	0	(171)
	01/2021		BRL	2,630			405	6	0

JPM	10/2015			198,341			49,924	0	(106)
	10/2015		DKK	37,262			5,717	137	(1)
	10/2015		KRW	21,678,645			18,431	154	0
	10/2015	$		60,352		BRL	198,341	0	(10,323)
	10/2015			7,493		CAD	9,986	0	(10)
	10/2015			13,761		KRW	15,969,640	0	(298)
	10/2015			3,163		SGD	4,430	0	(51)
	11/2015		CAD	9,986	$		7,492	10	0
	11/2015		DKK	1,375			204	0	(2)
	11/2015	$		26,098		EUR	23,166	0	(196)
	01/2016		BRL	75,500	$		24,438	5,995	0
	05/2016			96,370			27,339	4,627	0

MSB	10/2015		JPY	11,914,190			99,115	0	(199)
	10/2015	$		2,575		RUB	168,028	0	(9)
	05/2016		BRL	23,677	$		6,720	1,140	0

NAB	10/2015	$		122,946		EUR	107,705	0	(2,596)

NGF	10/2015			1		KRW	1,159	0	0

SCX	10/2015		CAD	9,986	$		7,544	61	0
	10/2015		GBP	17,428			27,061	697	0
	10/2015		JPY	718,380			6,000	10	0
	10/2015	$		5,416		TWD	168,207	0	(326)
	11/2015		AUD	20,172	$		14,687	559	0
	11/2015		CNY	317,800			48,896	0	(918)
	01/2016			258,302			39,347	0	(773)
	08/2016			45,995			6,950	0	(87)

SOG	10/2015		BRL	54,400			17,789	4,068	0
	10/2015	$		13,693		BRL	54,400	29	0
	08/2016		CNY	16,530	$		2,500	0	(29)

UAG	10/2015		BRL	115,090			28,969	0	(61)
	10/2015	$		36,566		BRL	115,090	0	(7,535)
	10/2015			2,671		SGD	3,686	0	(82)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		CNY	110,608	$		17,661	$323	$0
	11/2015	$		46,911		EUR	41,920	0	(40)
	11/2015			65,407		JPY	7,846,000	71	(43)
	12/2015			1,081		MXN	18,133	0	(14)
	01/2016		BRL	78,100	$		28,269	9,191	0
	01/2016		DKK	20,955			3,073	0	(73)
	08/2016		CNY	13,478			2,039	0	(23)

Total Forward Foreign Currency Contracts								$79,674	$(36,849)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR 35,266	$585	$302

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$ 9,300	60	150

HUS	Put - OTC USD versus CNH		6.443	08/16/2016	13,900	80	234
	Put - OTC USD versus CNH		6.442	08/17/2016	9,300	49	156

JPM	Call - OTC USD versus CNH		6.400	02/02/2016	19,731	533	362
	Call - OTC USD versus CNH		7.400	02/02/2016	19,731	117	42

SOG	Put - OTC USD versus CNH		6.444	08/17/2016	2,500	13	42

UAG	Call - OTC USD versus CNH		6.500	02/02/2016	19,732	415	257
	Call - OTC USD versus CNH		7.500	02/02/2016	19,732	108	37

						$1,960	$1,582

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	81,600	$91	$269

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		51,200	56	169
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		208,000	231	694
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		68,100	3,395	1,822
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		42,100	2,102	1,183

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		87,900	668	3

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		366,600	96	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		534,600	595	1,762

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		14,900	408	281

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		252,700	253	833
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		321,400	354	1,061
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		514,900	1,210	79
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		578,800	1,505	114
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		201,100	1,455	1,953

								$12,419	$10,225

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$49,200	$118	$1

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.000% due 10/01/2045	$	120.000	10/07/2015	$300,000	$12	$0

Total Purchased Options						$14,509	$11,808

58	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	16,200	$(29)	$(35)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		18,000	(10)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		18,000	(24)	(40)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		18,600	(13)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		18,600	(21)	(52)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		24,500	(47)	(33)

							$(144)	$(166)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	35,266	$(232)	$(84)
	Call - OTC EUR versus USD		1.154	12/04/2015		35,266	(354)	(227)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	9,300	(115)	(121)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		12,460	(201)	(1,037)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		13,900	(165)	(184)
	Call - OTC USD versus CNH		6.975	08/17/2016		9,300	(108)	(122)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		11,320	(363)	(1,013)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		39,463	(416)	(188)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		2,500	(29)	(33)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		39,463	(362)	(156)

							$(2,345)	$(3,165)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$(19)	$(2)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(3)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(57)	$(6)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$10,100	$(20)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	27,400	(298)	(440)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	52,100	(633)	(1,334)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	55,400	(1,011)	(325)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	68,900	(1,422)	(373)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	52,200	(907)	(274)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015	20,600	(666)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	110,200	(1,558)	(2,821)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016	14,900	(411)	(536)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	504,800	(1,060)	(92)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016	578,800	(1,216)	(136)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	285,900	(4,901)	(1,374)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015	28,100	(139)	(251)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015	28,100	(138)	(55)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	45,900	(559)	(471)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016	69,600	(785)	(318)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016	45,700	(1,453)	(1,692)

							$(17,177)	$(10,496)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$98,400	$(118)	$0

Total Written Options						$(19,841)	$(13,833)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $		Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,122	$	2,284,966	AUD	61,700	CAD	0	EUR	158,951	$(20,056)
Sales	274		865,388		0		78,660		480,716	(11,455)
Closing Buys	(1,396)		(392,748)		(61,700)		(39,330)		(379,098)	6,890
Expirations	0		(283,700)		0		(39,330)		(136,091)	3,161
Exercised	0		(119,700)		0		0		(53,946)	1,619

Balance at End of Period	0	$	2,354,206	AUD	0	CAD	0	EUR	70,532	$(19,841)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.117%	$	2,200	$(44)	$49	$5	$0
	MetLife, Inc.	1.000%	12/20/2015	0.147%		1,900	(106)	110	4	0
	Republic of Korea	1.000%	09/20/2022	0.910%		3,200	46	(26)	20	0

BPS	Republic of Korea	1.000%	09/20/2022	0.910%		1,600	26	(16)	10	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.050%	EUR	4,400	(62)	67	5	0

BRC	Brazil Government International Bond	1.000%	03/20/2016	2.532%	$	10,800	(36)	(39)	0	(75)
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		12,200	(18)	(114)	0	(132)
	General Electric Capital Corp.	1.000%	03/20/2016	0.117%		10,000	129	(84)	45	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.117%		4,500	67	(37)	30	0
	Indonesia Government International Bond	1.000%	06/20/2016	1.006%		3,500	(59)	60	1	0
	Italy Government International Bond	1.000%	06/20/2017	0.518%		2,500	9	12	21	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		4,500	(22)	29	7	0

CBK	Indonesia Government International Bond	1.000%	06/20/2016	1.006%		1,400	(26)	26	0	0
	Italy Government International Bond	1.000%	06/20/2017	0.518%		4,000	23	11	34	0

DUB	Italy Government International Bond	1.000%	09/20/2016	0.367%		1,500	11	(1)	10	0
	Mexico Government International Bond	1.000%	06/20/2016	0.724%		12,600	31	(2)	29	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		1,700	(24)	21	0	(3)
	Spain Government International Bond	1.000%	06/20/2019	0.817%		22,400	(1)	156	155	0

FBF	Brazil Government International Bond	1.000%	06/20/2016	2.532%		10,700	(16)	(100)	0	(116)

GST	Italy Government International Bond	1.000%	06/20/2017	0.518%		1,700	10	5	15	0
	Mexico Government International Bond	1.000%	06/20/2017	1.052%		700	(7)	7	0	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		21,300	(52)	(177)	0	(229)
	Spain Government International Bond	1.000%	06/20/2019	0.817%		10,100	5	65	70	0

HUS	Indonesia Government International Bond	1.000%	06/20/2016	1.006%		1,400	(24)	24	0	0
	Italy Government International Bond	1.000%	09/20/2016	0.367%		2,900	22	(3)	19	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.074%	EUR	6,200	(12)	34	22	0

JPM	Brazil Government International Bond	1.000%	06/20/2019	4.653%	$	1,800	(60)	(159)	0	(219)

60	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	China Government International Bond	1.000%	12/20/2019	1.030%	$	53,900	$400	$(451)	$0	$(51)
	Mexico Government International Bond	1.000%	06/20/2017	1.052%		9,600	(127)	121	0	(6)
	Spain Government International Bond	1.000%	06/20/2019	0.817%		12,300	(6)	91	85	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		1,900	13	(5)	8	0

MYC	Italy Government International Bond	1.000%	06/20/2017	0.518%		2,600	9	13	22	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		5,700	(35)	44	9	0
	Mexico Government International Bond	1.000%	09/20/2017	1.103%		1,400	(20)	18	0	(2)
	Republic of Korea	1.000%	09/20/2022	0.910%		500	8	(5)	3	0
	Spain Government International Bond	1.000%	06/20/2019	0.817%		4,600	9	23	32	0
	Spain Government International Bond	1.000%	03/20/2020	0.912%		900	6	(2)	4	0

							$67	$(235)	$665	$(833)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,000	$ 268	$(49)	$219	$0

BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	4,357	(872)	66	0	(806)

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	1,000	133	(24)	109	0

					$ (471)	$(7)	$328	$(806)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,215	$(1)	$169	$168	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		130	0	(3)	0	(3)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	21,600	60	(556)	0	(496)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		27,000	31	(603)	0	(572)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		19,300	51	(393)	0	(342)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	23,200	(27)	(17)	0	(44)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	610	4	80	84	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	16,100	(35)	(481)	0	(516)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		136,800	440	(4,092)	0	(3,652)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		58,700	8	(1,355)	0	(1,347)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		55,100	(7)	(1,160)	0	(1,167)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		38,100	3	(732)	0	(729)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	22,200	(3)	(27)	0	(30)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	530	0	31	31	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	10,400	5	(225)	0	(220)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		22,500	(4)	(395)	0	(399)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	16,400	(5)	(200)	0	(205)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	300	0	0	0	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		29,000	(8)	(658)	0	(666)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		96,400	11	(2,053)	0	(2,042)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		23,300	1	(447)	0	(446)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		34,000	24	(626)	0	(602)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	300	2	16	18	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		950	1	132	133	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		334	(1)	23	22	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	400	$3	$46	$49	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		130	1	(4)	0	(3)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	32,100	132	(989)	0	(857)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		46,500	(5)	(811)	0	(816)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		116,000	289	(2,344)	0	(2,055)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	8,500	0	137	137	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	92,700	0	(63)	0	(63)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		50,900	(11)	(1,067)	0	(1,078)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		41,600	4	(741)	0	(737)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		35,600	0	16	16	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	38,700	(129)	(13)	0	(142)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		54,400	(4)	56	52	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	400	(1)	1	0	0

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	12,400	(1)	(7)	0	(8)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		45,100	(86)	(949)	0	(1,035)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		111,800	(80)	(2,288)	0	(2,368)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		22,900	(15)	(391)	0	(406)
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018	MXN	2,400	0	3	3	0

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	600	4	70	74	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		740	1	103	104	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	40,200	106	(1,029)	0	(923)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		76,100	15	(1,627)	0	(1,612)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		36,100	125	(1,089)	0	(964)

							$898	$(26,552)	$891	$(26,545)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	ERAEMLT Index	277,372	1-Month USD-LIBOR plus a specified spread	02/12/2016	$604,783		$(124,008)	$0	$(124,008)
	Receive	ERAEMLT Index	305,591	1-Month USD-LIBOR plus a specified spread	07/15/2016	661,079		(131,400)	0	(131,400)
	Receive	ERAEMLT Index	85,168	1-Month USD-LIBOR plus a specified spread	07/29/2016	155,193		(7,654)	0	(7,654)
	Receive	ERAEMLT Index	270,426	1-Month USD-LIBOR plus a specified spread	08/16/2016	571,065		(102,336)	0	(102,336)

BPS	Receive	ERAEMLT Index	79,362	1-Month USD-LIBOR plus a specified spread	02/16/2016	142,339		(4,773)	0	(4,773)

FBF	Receive	ERAEMLT Index	88,664	1-Month USD-LIBOR plus a specified spread	11/20/2015	161,419		(7,762)	0	(7,762)

								$(377,933)	$0	$(377,933)

Total Swap Agreements							$494	$(404,727)	$1,884	$(406,117)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(n)	Securities with an aggregate market value of $436,095 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$2,594	$0	$0	$2,594	$0	$0	$0	$0	$2,594	$(2,920)	$(326)
BOA	5,865	302	416	6,583	(402)	(2,087)	(366,855)	(369,344)	(362,761)	402,056	39,295
BPS	22,535	150	99	22,784	(803)	(121)	(12,214)	(13,138)	9,646	(7,990)	1,656
BRC	304	0	104	408	0	(78)	(1,013)	(1,091)	(683)	608	(75)
CBK	953	269	174	1,396	(10,206)	(5)	(824)	(11,035)	(9,639)	14,268	4,629
DUB	5,834	3,868	194	9,896	(366)	(973)	(3,759)	(5,098)	4,798	(7,580)	(2,782)
FBF	11,165	3	222	11,390	(359)	(1,039)	(11,609)	(13,007)	(1,617)	6,782	5,165

62	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
GLM	$1,018	$1,765	$205	$2,988	$(695)	$(2,821)	$(2,020)	$(5,536)	$(2,548)	$1,768	$(780)
GST	0	0	85	85	0	0	(229)	(229)	(144)	0	(144)
HUS	2,334	390	44	2,768	(223)	(306)	(3,817)	(4,346)	(1,578)	1,258	(320)
JPM	10,923	685	167	11,775	(10,987)	(1,825)	(276)	(13,088)	(1,313)	1,957	644
MSB	1,140	0	0	1,140	(208)	0	0	(208)	932	(990)	(58)
MYC	0	4,040	174	4,214	0	(4,389)	(2,537)	(6,926)	(2,712)	3,285	573
NAB	0	0	0	0	(2,596)	0	0	(2,596)	(2,596)	2,107	(489)
RYL	0	0	0	0	0	0	0	0	0	(60)	(60)
SCX	1,327	0	0	1,327	(2,104)	0	0	(2,104)	(777)	691	(86)
SOG	4,097	42	0	4,139	(29)	(33)	0	(62)	4,077	(4,360)	(283)
UAG	9,585	294	0	9,879	(7,871)	(156)	(964)	(8,991)	888	1,316	2,204

Total Over the Counter	$79,674	$11,808	$1,884	$93,366	$(36,849)	$(13,833)	$(406,117)	$(456,799)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	511	511
Swap Agreements	0	706	0	0	1,678	2,384

	$0	$706	$0	$0	$2,206	$2,912

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$79,674	$0	$79,674
Purchased Options	0	0	0	1,582	10,226	11,808
Swap Agreements	0	993	0	0	891	1,884

	$0	$993	$0	$81,256	$11,117	$93,366

	$0	$1,699	$0	$81,256	$13,323	$96,278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$325	$325
Swap Agreements	0	3	0	0	685	688

	$0	$3	$0	$0	$1,010	$1,013

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,849	$0	$36,849
Written Options	0	166	0	3,165	10,502	13,833
Swap Agreements	0	1,639	377,933	0	26,545	406,117

	$0	$1,805	$377,933	$40,014	$37,047	$456,799

	$0	$1,808	$377,933	$40,014	$38,057	$457,812

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO RAE Fundamental PLUS EMG Fund (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(59)	$(59)
Written Options	0	0	0	0	622	622
Futures	0	0	(355)	0	(8,019)	(8,374)
Swap Agreements	0	6,442	0	0	(38,588)	(32,146)

	$0	$6,442	$(355)	$0	$(46,044)	$(39,957)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,282	$0	$22,282
Purchased Options	0	(69)	0	(1,760)	(658)	(2,487)
Written Options	0	206	0	5,218	2,345	7,769
Swap Agreements	0	4,668	(242,463)	(98)	(7,113)	(245,006)

	$0	$4,805	$(242,463)	$25,642	$(5,426)	$(217,442)

	$0	$11,247	$(242,818)	$25,642	$(51,470)	$(257,399)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(40)	$(40)
Written Options	0	0	0	0	262	262
Futures	0	0	0	0	(5,948)	(5,948)
Swap Agreements	0	(11,868)	0	0	26,757	14,889

	$0	$(11,868)	$0	$0	$21,031	$9,163

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,204)	$0	$(20,204)
Purchased Options	0	44	0	175	187	406
Written Options	0	(22)	0	350	6,418	6,746
Swap Agreements	0	(3,828)	(265,757)	37	(19,047)	(288,595)

	$0	$(3,806)	$(265,757)	$(19,642)	$(12,442)	$(301,647)

	$0	$(15,674)	$(265,757)	$(19,642)	$8,589	$(292,484)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,846	$0	$12,846
Corporate Bonds & Notes
Banking & Finance	0	396,746	1,779	398,525
Industrials	0	144,072	0	144,072
Utilities	0	89,318	0	89,318
Municipal Bonds & Notes
California	0	24,172	0	24,172
Illinois	0	2,022	0	2,022
Louisiana	0	894	0	894
Nebraska	0	116	0	116
Nevada	0	274	0	274
New Jersey	0	3,204	0	3,204
New York	0	34,526	0	34,526
Ohio	0	4,650	0	4,650
Tennessee	0	127	0	127
Texas	0	2,441	0	2,441
Washington	0	2,984	0	2,984
U.S. Government Agencies	0	251,937	0	251,937
U.S. Treasury Obligations	0	808,537	0	808,537
Mortgage-Backed Securities	0	161,007	0	161,007
Asset-Backed Securities	0	145,297	0	145,297
Sovereign Issues	0	199,389	0	199,389
Convertible Preferred Securities
Banking & Finance	0	1,914	0	1,914
Preferred Securities
Banking & Finance	1,277	7,602	0	8,879
Short-Term Instruments
Certificates of Deposit	0	35,277	0	35,277
Japan Treasury Bills	0	143,213	0	143,213

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
U.S. Treasury Bills	$0	$88,556	$0	$88,556
	$1,277	$2,561,121	$1,779	$2,564,177

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,113	$0	$0	$2,113

Total Investments	$3,390	$2,561,121	$1,779	$2,566,290

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(422,551)	$0	$(422,551)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	511	2,401	0	2,912
Over the counter	0	93,366	0	93,366
	$511	$95,767	$0	$96,278

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(325)	(688)	0	(1,013)
Over the counter	0	(456,799)	0	(456,799)
	$(325)	$(457,487)	$0	$(457,812)

Totals	$3,576	$1,776,850	$1,779	$1,782,205

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

64	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.2%

BANK LOAN OBLIGATIONS 0.9%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$3,262	$3,254
Charter Communications Operating LLC
3.500% due 01/24/2023		500	498
OGX
TBD% - 13.000% due 04/10/2049		151	176
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,132	2,103

Total Bank Loan Obligations (Cost $5,997)			6,031

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 17.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		200	199
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		5,000	4,933
American International Group, Inc.
4.125% due 02/15/2024		100	105
Aviation Loan Trust
2.447% due 12/15/2022		5,858	5,446
Banca Carige SpA
3.750% due 11/25/2016	EUR	6,500	7,533
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		3,500	4,074
5.000% due 02/09/2019		600	742
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$3,800	4,026
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	4,700	5,646
Banco Santander Chile
1.887% due 01/19/2016		$100	100
Bank of America Corp.
2.650% due 04/01/2019		5,000	5,061
4.125% due 01/22/2024		2,800	2,933
5.000% due 05/13/2021		200	221
5.650% due 05/01/2018		300	327
5.700% due 01/24/2022		100	114
6.000% due 09/01/2017		2,500	2,696
6.875% due 04/25/2018		1,200	1,342
Bank of America N.A.
0.731% due 05/08/2017		1,200	1,197
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,347
14.000% due 06/15/2019 (f)	GBP	2,812	5,482
Barclays PLC
5.250% due 08/17/2045		$400	405
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,016
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		200	201
BPCE S.A.
0.964% due 06/17/2017		8,300	8,285
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	400	455
Caixa Economica Federal
4.250% due 05/13/2019		$2,000	1,761
Citigroup, Inc.
5.950% due 05/15/2025 (f)		800	755
Crown Castle International Corp.
5.250% due 01/15/2023		2,300	2,441
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		757	790

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
2.375% due 05/25/2016		$650	$652
5.500% due 05/25/2016		400	409
5.500% due 06/26/2017		1,800	1,899
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	3,300	4,964
Ford Motor Credit Co. LLC
3.000% due 06/12/2017		$2,100	2,134
3.157% due 08/04/2020		2,100	2,100
General Motors Financial Co., Inc.
2.625% due 07/10/2017		500	501
2.750% due 05/15/2016		900	905
3.250% due 05/15/2018		2,500	2,524
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		400	468
HBOS PLC
6.750% due 05/21/2018		400	442
Hospitality Properties Trust
5.000% due 08/15/2022		800	848
HSBC Holdings PLC
4.250% due 08/18/2025		200	198
4.875% due 01/14/2022		900	994
HSBC USA, Inc.
1.081% due 08/07/2018		600	599
International Lease Finance Corp.
6.750% due 09/01/2016		500	518
7.125% due 09/01/2018		500	552
JPMorgan Chase & Co.
0.845% due 04/25/2018		1,700	1,693
3.900% due 07/15/2025		2,700	2,765
4.400% due 07/22/2020		2,100	2,267
LBG Capital PLC
15.000% due 12/21/2019	EUR	300	495
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$100	142
Morgan Stanley
5.500% due 01/26/2020		500	559
6.625% due 04/01/2018		3,000	3,342
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	310
Navient Corp.
4.875% due 06/17/2019		$2,400	2,190
8.450% due 06/15/2018		1,800	1,855
Novo Banco S.A.
5.000% due 04/23/2019	EUR	400	423
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	7,800	1,169
Rabobank Group
6.875% due 03/19/2020	EUR	3,650	4,806
Rio Oil Finance Trust
6.250% due 07/06/2024		$3,800	2,441
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		100	100
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	249
SL Green Realty Corp.
5.000% due 08/15/2018		$3,500	3,733
UBS AG
7.625% due 08/17/2022		400	461
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		200	201
4.125% due 09/24/2025		200	200
Vesey Street Investment Trust
4.404% due 09/01/2016		400	411
Wells Fargo & Co.
2.600% due 07/22/2020		500	505

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,850	$3,359

			125,016

INDUSTRIALS 7.6%
AbbVie, Inc.
1.800% due 05/14/2018		400	399
2.500% due 05/14/2020		200	199
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	95
4.700% due 05/14/2045		100	97
Actavis Funding SCS
2.350% due 03/12/2018		1,000	1,005
3.000% due 03/12/2020		1,000	1,004
ADT Corp.
4.875% due 07/15/2042		2,419	1,754
Aerojet Rocketdyne Holdings, Inc.
7.125% due 03/15/2021		1,500	1,560
Altria Group, Inc.
9.250% due 08/06/2019		464	579
Amgen, Inc.
2.200% due 05/22/2019		4,500	4,518
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,358
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		3,100	2,583
CCO Safari LLC
3.579% due 07/23/2020		200	199
4.464% due 07/23/2022		300	300
4.908% due 07/23/2025		800	798
6.384% due 10/23/2035		200	203
6.484% due 10/23/2045		300	303
6.834% due 10/23/2055		100	100
Cemex S.A.B. de C.V.
5.039% due 10/15/2018		600	623
9.500% due 06/15/2018		2,500	2,705
CNH Industrial Capital LLC
3.875% due 11/01/2015		400	400
CVS Health Corp.
2.800% due 07/20/2020		100	102
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		600	620
4.875% due 07/20/2035		100	105
5.125% due 07/20/2045		200	216
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	5,600	5,303
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	205
Kraft Heinz Foods Co.
2.000% due 07/02/2018		200	200
2.800% due 07/02/2020		100	101
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	106
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	0
QUALCOMM, Inc.
4.650% due 05/20/2035		200	183
4.800% due 05/20/2045		200	175
Reynolds American, Inc.
3.250% due 06/12/2020		100	103
4.450% due 06/12/2025		200	210
Rock-Tenn Co.
4.900% due 03/01/2022		900	978

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rogers Communications, Inc.
6.800% due 08/15/2018		$2,300	$2,604
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		5,775	5,169
Schaeffler Finance BV
4.250% due 05/15/2021		6,100	5,886
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,486
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,552	1,717
UnitedHealth Group, Inc.
3.750% due 07/15/2025		600	621
Viacom, Inc.
4.250% due 09/01/2023		2,700	2,650
Wynn Macau Ltd.
5.250% due 10/15/2021		2,800	2,445

			53,578

UTILITIES 4.2%
AES Corp.
3.324% due 06/01/2019		4,000	3,810
AT&T, Inc.
1.257% due 06/30/2020		500	496
2.450% due 06/30/2020		100	99
3.000% due 06/30/2022		600	586
3.400% due 05/15/2025		300	287
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		100	92
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		5,000	4,994
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		164	59
Petrobras Global Finance BV
1.953% due 05/20/2016		600	567
2.429% due 01/15/2019		900	623
2.694% due 03/17/2017		1,100	949
2.750% due 01/15/2018	EUR	100	90
3.214% due 03/17/2020		$2,800	1,925
4.250% due 10/02/2023	EUR	200	155
4.375% due 05/20/2023		$200	131
4.875% due 03/17/2020		200	147
5.375% due 01/27/2021		100	73
5.750% due 01/20/2020		300	226
6.850% due 06/05/2115		1,800	1,143
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	2,025
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		1,600	1,600
1.750% due 04/10/2017		2,800	2,801
Telefonica Europe BV
6.500% due 09/18/2018 (f)	EUR	900	1,063
Verizon Communications, Inc.
2.625% due 02/21/2020		$1,502	1,513
4.522% due 09/15/2048		524	463
4.862% due 08/21/2046		452	425
5.150% due 09/15/2023		2,500	2,763
6.400% due 09/15/2033		32	37

			29,234

Total Corporate Bonds & Notes (Cost $222,244)			207,828

MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	$500	$669

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	102
7.750% due 01/01/2042	200	200
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	536

		838

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,637
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	175

		3,812

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,475
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	293

		2,768

Total Municipal Bonds & Notes (Cost $8,058)		8,267

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
0.000% due 08/25/2039 (b)(d)	2,684	2,470
0.524% due 04/25/2037	60	60
0.544% due 07/25/2037	34	34
0.564% due 05/25/2037	41	41
0.714% due 10/25/2040	127	127
0.744% due 09/25/2041	720	727
2.310% due 08/01/2022	6,800	6,861
2.790% due 05/01/2022	4,571	4,751
2.910% due 09/01/2022	2,351	2,454
3.500% due 05/01/2019	43	46
4.000% due 10/01/2045	18,900	20,165
5.000% due 08/01/2033	135	150
5.500% due 03/01/2028	29	33
5.856% due 03/25/2037 (a)	1,135	190
5.906% due 04/25/2037 (a)	2,829	451
5.956% due 11/25/2039 (a)	577	87
6.186% due 03/25/2037 (a)	1,341	218
6.206% due 05/25/2037 (a)	3,257	530
6.556% due 05/25/2036 (a)	1,758	197
6.596% due 04/25/2037 (a)	5,503	1,187
7.006% due 02/25/2037 (a)	589	123
7.456% due 07/25/2033 (a)	354	79
9.698% due 11/25/2040	4	5
11.939% due 01/25/2041	5,985	7,809
25.784% due 12/25/2036	527	879
Freddie Mac
0.507% due 05/15/2037	40	40
0.527% due 02/15/2037	448	449
0.657% due 06/15/2042	3,136	3,164
0.727% due 12/15/2041	657	662

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.757% due 01/15/2042		$1,905	$1,922
1.297% due 07/15/2042		198	198
5.000% due 04/15/2041		1,624	1,888
5.500% due 03/15/2034		562	629
6.363% due 09/15/2036 (a)		945	179
6.493% due 04/15/2036 (a)		2,676	417
10.447% due 02/15/2040		169	192
12.580% due 02/15/2041		3	4
13.959% due 09/15/2041		602	872
Ginnie Mae
3.500% due 11/01/2045		3,300	3,447
4.000% due 10/01/2045		2,000	2,133
NCUA Guaranteed Notes
0.573% due 11/06/2017		320	320

Total U.S. Government Agencies (Cost $66,194)			66,190

U.S. TREASURY OBLIGATIONS 39.1%
U.S. Treasury Bonds
2.000% due 08/15/2025 (i)		9,850	9,804
2.125% due 05/15/2025 (m)		23,600	23,754
3.000% due 11/15/2044 (m)		1,000	1,022
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (m)		453	435
0.750% due 02/15/2045 (m)		3,953	3,439
2.375% due 01/15/2025 (k)(m)		53,239	61,363
2.375% due 01/15/2027 (k)(m)		16,450	19,289
U.S. Treasury Notes
1.375% due 08/31/2020 (i)		700	701
1.875% due 11/30/2021 (k)(m)		35,300	35,771
1.875% due 08/31/2022 (i)(k)(m)		64,500	65,066
2.000% due 07/31/2022 (i)(m)		51,900	52,806

Total U.S. Treasury Obligations (Cost $272,990)			273,450

MORTGAGE-BACKED SECURITIES 12.9%
Alba PLC
2.838% due 12/16/2042	GBP	1,455	2,206
American Home Mortgage Investment Trust
2.534% due 02/25/2045		$462	462
Arkle Master Issuer PLC
1.476% due 05/17/2060	EUR	133	149
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$766	782
Banc of America Funding Trust
4.957% due 06/20/2037 ^		298	281
6.000% due 08/25/2036 ^		223	218
Banc of America Mortgage Trust
2.623% due 01/25/2035		127	121
2.648% due 02/25/2034		137	138
2.747% due 06/25/2035		62	60
2.789% due 05/25/2033		352	353
2.857% due 06/25/2034		159	159
Banc of America Re-REMIC Trust
5.664% due 06/24/2050		1,737	1,787
5.811% due 02/24/2051		275	285
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		101	100
Bear Stearns ALT-A Trust
0.514% due 01/25/2047		532	381
Chase Mortgage Finance Trust
2.435% due 01/25/2036		125	118
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.424% due 05/25/2036		1,765	1,559
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033		10,600	10,537

66	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.810% due 06/14/2050		$2,401	$2,515
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		515	519
2.570% due 10/25/2035 ^		525	521
2.730% due 10/25/2035		381	378
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		727	661
6.000% due 06/25/2037 ^		931	819
Claris SRL
0.412% due 10/31/2060	EUR	4,001	4,363
Countrywide Alternative Loan Trust
0.364% due 11/25/2036		$9,635	9,438
0.426% due 09/20/2046		227	179
0.454% due 12/25/2035		95	86
0.496% due 11/20/2035		817	684
1.599% due 08/25/2035		393	357
1.679% due 01/25/2036		1,100	1,014
3.400% due 08/25/2018		304	306
6.000% due 08/25/2036 ^		591	550
Countrywide Home Loan Mortgage Pass-Through Trust
0.494% due 05/25/2035		593	512
0.524% due 02/25/2035		80	71
2.603% due 10/20/2034		199	179
5.750% due 05/25/2037 ^		65	62
Credit Suisse First Boston Mortgage Securities Corp.
2.600% due 09/25/2034		418	417
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		709	636
Deutsche ALT-A Securities, Inc.
0.694% due 02/25/2035		965	904
Extended Stay America Trust
2.958% due 12/05/2031		1,000	1,010
First Horizon Alternative Mortgage Securities Trust
2.258% due 12/25/2035		617	543
First Horizon Mortgage Pass-Through Trust
2.674% due 10/25/2035 ^		1,733	1,523
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,792
GSR Mortgage Loan Trust
2.010% due 04/25/2032		93	86
2.749% due 12/25/2034		210	208
2.805% due 11/25/2035		235	231
2.809% due 09/25/2035		908	918
2.885% due 07/25/2035		137	135
3.749% due 11/25/2035		599	579
5.500% due 01/25/2037		544	538
HomeBanc Mortgage Trust
0.524% due 10/25/2035		1,386	1,295
Impac Secured Assets Trust
2.802% due 07/25/2035		358	266
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		4,607	4,669
JPMorgan Mortgage Trust
2.561% due 06/25/2035		79	79
2.594% due 07/25/2035		1,659	1,630
2.686% due 07/25/2035		52	52
5.500% due 04/25/2036		5,965	6,115
MASTR Adjustable Rate Mortgages Trust
2.763% due 11/21/2034		220	226
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.067% due 08/15/2032		467	445
Merrill Lynch Alternative Note Asset Trust
0.304% due 03/25/2037		921	434
Merrill Lynch Mortgage Investors Trust
2.034% due 02/25/2033		467	452
5.250% due 08/25/2036		945	981

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.469% due 05/25/2036		$1,135	$1,062
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	278
5.439% due 02/12/2044		216	216
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036		49	48
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		585	535
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		206	211
5.420% due 01/16/2049		136	139
5.509% due 04/16/2047		1,300	1,322
5.695% due 09/16/2040		1,100	1,145
6.114% due 06/16/2049		1,099	1,137
6.150% due 02/16/2051		283	289
Sequoia Mortgage Trust
1.055% due 05/20/2034		352	339
Structured Asset Mortgage Investments Trust
0.404% due 04/25/2036		488	370
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.694% due 12/25/2033		22	22
1.900% due 05/25/2032		5	5
2.405% due 02/25/2034		1,186	1,166
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		271	277
5.500% due 05/25/2035		643	662
Suntrust Adjustable Rate Mortgage Loan Trust
2.705% due 01/25/2037 ^		1,267	1,176
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^		2,321	2,077
5.750% due 06/25/2047		569	550
Vulcan European Loan Conduit Ltd.
0.256% due 05/15/2017	EUR	975	1,076
Wachovia Bank Commercial Mortgage Trust
5.901% due 06/15/2049		$2,500	2,623
WaMu Mortgage Pass-Through Certificates Trust
0.464% due 12/25/2045		1,843	1,730
0.993% due 12/25/2046		215	197
2.159% due 08/25/2046		445	401
2.485% due 08/25/2035		443	444
2.555% due 06/25/2033		663	665
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 02/25/2035		539	536
2.653% due 05/25/2036 ^		137	131

Total Mortgage-Backed Securities (Cost $86,956)			89,903

ASSET-BACKED SECURITIES 10.6%
ACE Securities Corp. Home Equity Loan Trust
1.094% due 12/25/2034		2,287	2,095
Ally Auto Receivables Trust
0.480% due 02/15/2017		1,135	1,135
Bear Stearns Asset-Backed Securities Trust
0.364% due 03/25/2037		11,548	11,234
Cairn CLO BV
0.313% due 10/15/2022	EUR	135	150
Carrington Mortgage Loan Trust
0.434% due 06/25/2036		$3,000	2,027
CIT Education Loan Trust
0.457% due 03/15/2026		1,242	1,225
Citigroup Mortgage Loan Trust, Inc.
0.494% due 10/25/2036		1,062	751
0.794% due 09/25/2035 ^		2,000	1,240
COA Summit CLO Ltd.
1.637% due 04/20/2023		7,307	7,304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.384% due 06/25/2036		$119	$117
0.484% due 06/25/2036		760	680
Countrywide Asset-Backed Certificates Trust
0.354% due 03/25/2037		499	463
0.544% due 05/25/2036		781	760
0.824% due 08/25/2035		4,000	3,612
EFS Volunteer LLC
0.794% due 10/25/2021		64	64
EMC Mortgage Loan Trust
1.494% due 02/25/2041		41	40
Gallatin CLO Ltd.
1.559% due 07/15/2023		2,100	2,098
Harbourmaster CLO BV
0.927% due 02/06/2024	EUR	2,890	3,210
Hyde Park CDO BV
0.299% due 06/14/2022		174	195
IXIS Real Estate Capital Trust
0.874% due 02/25/2036		$57	57
JPMorgan Mortgage Acquisition Corp.
0.384% due 05/25/2035		267	263
LCM LP
1.549% due 04/15/2022		6,950	6,957
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		10,100	10,072
Morgan Stanley ABS Capital, Inc. Trust
1.109% due 03/25/2035		1,000	868
Morgan Stanley Dean Witter Capital, Inc. Trust
1.174% due 02/25/2033		839	797
North Carolina State Education Assistance Authority
0.994% due 07/25/2039		2,885	2,899
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		6,552	6,543
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		228	231
RAAC Trust
0.534% due 08/25/2036		1,300	1,171
Residential Asset Mortgage Products Trust
0.494% due 03/25/2036		3,200	2,799
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		132	132
SLM Student Loan Trust
0.232% due 06/17/2024	EUR	502	539
0.536% due 12/15/2027		900	949
Soundview Home Loan Trust
0.434% due 07/25/2036		$2,000	1,275
Specialty Underwriting & Residential Finance Trust
0.344% due 06/25/2037		326	179
Structured Asset Securities Corp. Mortgage Loan Trust
0.284% due 06/25/2037		415	404

Total Asset-Backed Securities (Cost $72,189)			74,535

SOVEREIGN ISSUES 12.5%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,306
4.900% due 09/15/2021		600	715
4.950% due 02/11/2020		4,496	5,390
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (d)	BRL	58,900	13,359
0.000% due 10/01/2016 (d)		15,800	3,443
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,000	4,338
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)	EUR	6,420	7,446
Kommunalbanken A/S
0.706% due 03/27/2017		$12,900	12,970

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Land & Housing Corp.
1.875% due 08/02/2017		$8,200	$8,241
Mexico Government International Bond
4.750% due 06/14/2018	MXN	42,800	2,544
Province of Quebec
4.500% due 12/01/2020	CAD	400	343
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	60,000	423
Slovenia Government International Bond
4.125% due 02/18/2019		$13,800	14,593
4.750% due 05/10/2018		5,000	5,331
5.500% due 10/26/2022		4,600	5,183

Total Sovereign Issues (Cost $93,691)			87,625

		SHARES
PREFERRED SECURITIES 1.0%

BANKING & FINANCE 1.0%
GMAC Capital Trust
8.125% due 02/15/2040		115,000	2,936
SL Green Realty Corp.
6.500% due 08/10/2017 (f)		161,300	4,043

Total Preferred Securities (Cost $7,111)			6,979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.8%

CERTIFICATES OF DEPOSIT 0.6%
Intesa Sanpaolo SpA
1.666% due 04/11/2016	$4,400	$4,407

REPURCHASE AGREEMENTS (h) 0.1%
		583

U.S. TREASURY BILLS 1.1%
0.122% due 11/12/2015 - 02/25/2016 (c)(i)(m)	7,715	7,715

Total Short-Term Instruments (Cost $12,695)		12,705

Total Investments in Securities (Cost $848,125)		833,513

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	114,277	$1,133

Total Short-Term Instruments (Cost $1,133)		1,133

Total Investments in Affiliates (Cost $1,133)		1,133

Total Investments 119.4% (Cost $849,258)		$834,646

Financial Derivative Instruments (j)(l) (14.1%) (Cost or Premiums, net $(4,077))		(98,526)

Other Assets and Liabilities, net (5.3%)		(37,048)

Net Assets 100.0%		$699,072

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 5,000	$4,933	0.71%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$583	U.S. Treasury Notes 0.625% due 02/15/2017	$(596)	$583	$583

Total Repurchase Agreements						$(596)	$583	$583

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.190%	09/25/2015	10/09/2015	$(4,740)	$(4,740)
	0.300%	09/25/2015	10/02/2015	(698)	(698)
SGY	0.170%	10/01/2015	10/08/2015	(6,355)	(6,355)

Total Reverse Repurchase Agreements					$(11,793)

68	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.200%	09/30/2015	10/01/2015	$(3,529)	$(3,529)
GSC	0.430%	09/10/2015	10/13/2015	(2,321)	(2,323)
	0.650%	09/29/2015	10/06/2015	(1,490)	(1,490)

Total Sale-Buyback Transactions					$(7,342)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $11,806 at a weighted average interest rate of 0.086%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	10/01/2045	$1,000	$(965)	$(980)
Fannie Mae	4.000%	10/01/2045	96,000	(101,922)	(102,427)
Fannie Mae	4.000%	11/01/2045	52,000	(55,225)	(55,380)

Total Short Sales				$(158,112)	$(158,787)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(i)	Securities with an aggregate market value of $19,578 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
JPS	$0	$(5,438)	$0	$(5,438)	$5,479	$41
SGY	0	(6,355)	0	(6,355)	6,355	0
SSB	583	0	0	583	(596)	(13)

Master Securities Forward Transaction Agreement
BCY	0	0	(3,529)	(3,529)	3,533	4
GSC	0	0	(3,813)	(3,813)	3,833	20

Total Borrowings and Other Financing Transactions	$583	$(11,793)	$(7,342)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(5,438)	$0	$0	$(5,438)

Total	$0	$(5,438)	$0	$0	$(5,438)

Sale-Buyback Transactions
U.S. Treasury Obligations	(3,529)	(3,813)	0	0	(7,342)

Total	$(3,529)	$(3,813)	$0	$0	$(7,342)

Total Borrowings	$(3,529)	$(9,251)	$0	$0	$(12,780)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(12,780)

(5)	Unsettled reverse repurchase agreements liability of $(6,355) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,443	$1,136	$0	$(54)
90-Day Eurodollar December Futures	Short	12/2016	2,122	(2,746)	80	0
90-Day Eurodollar June Futures	Short	06/2016	26	(29)	1	0
90-Day Eurodollar March Futures	Short	03/2016	228	(219)	8	0
90-Day Eurodollar September Futures	Short	09/2016	4	(5)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	10	9	7	(1)
Canada Government 10-Year Bond December Futures	Short	12/2015	133	154	28	(19)
Euro-BTP Italy Government Bond December Futures	Short	12/2015	1	(3)	0	(1)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	436	469	0	(14)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	412	(428)	32	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	122	(342)	69	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	187	381	0	(128)

Total Futures Contracts				$(1,623)	$225	$(217)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$18,810	$549	$(595)	$68	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	500	0	1	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	50,900	271	(605)	2	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	7,500	27	(3)	0	(2)

				$847	$(1,202)	$71	$(2)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$	9,700	$(302)	$(392)	$8	$0
Receive	3-Month USD-LIBOR	1.350%	09/28/2017		713,700	(2,353)	(2,408)	106	0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		567,600	(10,979)	(8,305)	236	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		145,800	3,622	1,172	0	(112)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		29,700	(492)	(492)	25	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		171,300	(5,424)	(6,143)	83	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		15,200	388	541	0	(14)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		26,500	(1,060)	(933)	81	0
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	8,700	(201)	(141)	0	(13)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		25,200	(1,015)	(770)	0	(79)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		2,800	(39)	(79)	0	(18)
Pay	28-Day MXN-TIIE	5.660%	11/05/2021	MXN	111,600	(23)	(23)	35	0
Pay	28-Day MXN-TIIE	5.890%	03/26/2025		13,700	(27)	(29)	6	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		48,500	5	5	21	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		15,100	2	2	4	0

						$(17,898)	$(17,995)	$605	$(236)

Total Swap Agreements						$(17,051)	$(19,197)	$676	$(238)

70	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(k)	Securities with an aggregate market value of $16,520 and cash of $1,895 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$225	$676	$901	$0	$(217)	$(238)	$(455)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	21,406	$		15,816	$777	$0
	11/2015		CNY	41,623			6,645	121	0

BOA	10/2015	$		15,326		GBP	10,081	0	(76)
	10/2015			3,520		KRW	4,078,272	0	(82)
	11/2015		CNY	13,145	$		2,099	39	0
	11/2015		GBP	10,081			15,324	76	0
	11/2015	$		9,630		AUD	13,822	51	0
	11/2015			1,684		CNY	10,934	30	0
	11/2015			5,768		JPY	716,000	204	0
	12/2015		HKD	1,915	$		247	0	0
	05/2016		BRL	14,911			4,252	738	0

BPS	12/2015		MXN	59,286			3,484	0	(2)
	08/2016		CNY	25,145			3,800	0	(47)

BRC	10/2015	$		1,800		SGD	2,571	6	0
	12/2015			196		MXN	3,367	2	0

CBK	10/2015		SGD	10,378	$		7,412	121	0
	10/2015	$		1,481		EUR	1,320	1	(7)
	10/2015			283		ILS	1,069	0	(11)
	10/2015			3,600		KRW	4,303,800	28	0
	10/2015			8,887		SGD	12,735	60	0
	11/2015		AUD	625	$		457	19	0
	11/2015		CNY	5,789			924	17	0
	11/2015		JPY	1,000,400			8,081	0	(262)
	11/2015	$		9,483		JPY	1,137,000	0	(1)
	12/2015		SGD	12,734	$		8,861	0	(67)
	05/2016		BRL	23,593			6,757	1,197	0
	07/2016			52,465			13,645	1,486	0
	10/2016			15,800			4,001	416	0

DUB	10/2015			64,541			16,111	0	(169)
	10/2015	$		16,245		BRL	64,541	34	0
	10/2015		ZAR	3,972	$		316	30	0
	11/2015		CNY	34,002			5,429	99	0
	11/2015	$		15,948		BRL	64,541	153	0
	11/2015			622		CHF	610	5	0

FBF	10/2015			10,410		SGD	14,639	0	(125)
	11/2015			3,090		CAD	4,050	0	(55)
	12/2015			131		MXN	2,263	2	0

GLM	10/2015		TWD	239,328	$		7,443	201	0
	10/2015	$		31,791		EUR	28,006	0	(497)
	11/2015		AUD	4,655	$		3,312	52	0
	11/2015		CAD	3,453			2,608	21	0
	11/2015		NOK	1,640			199	7	0
	11/2015	$		1,455		JPY	179,501	42	0

HUS	10/2015		DKK	6,135	$		952	34	0
	10/2015		EUR	77,672			88,514	1,724	0
	10/2015		JPY	4,292,390			35,931	151	0
	10/2015		KRW	19,610,695			17,248	715	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		CNY	14,006	$		2,236	$41	$0
	11/2015		SEK	3,070			354	0	(13)
	11/2015	$		157		TRY	482	0	0
	08/2016		CNY	38,460	$		5,814	0	(70)
	01/2021		BRL	970			150	2	0

JPM	10/2015			64,541			16,245	0	(34)
	10/2015		ILS	1,069			272	0	0
	10/2015		KRW	8,754,305			7,443	62	0
	10/2015	$		17,809		BRL	64,541	0	(1,529)
	10/2015			3,605		EUR	3,200	0	(30)
	10/2015			3,540		KRW	4,108,170	0	(77)
	10/2015			1,313		SGD	1,839	0	(21)
	11/2015		CAD	4,234	$		3,214	42	0
	11/2015		DKK	795			118	0	(1)
	11/2015		EUR	9,179			10,313	51	0
	11/2015	$		1,482		GBP	976	0	(6)
	11/2015			327		INR	21,284	0	(5)
	11/2015			2,074		JPY	247,300	0	(12)
	12/2015			273		ILS	1,069	0	0
	01/2016		DKK	910	$		137	0	0
	05/2016		BRL	20,379			5,781	978	0

MSB	10/2015	$		35,740		JPY	4,292,390	40	0
	11/2015		JPY	4,292,390	$		35,755	0	(40)
	11/2015	$		2,294		CAD	3,075	10	0
	05/2016		BRL	5,007	$		1,421	241	0

NGF	10/2015	$		1		KRW	1,159	0	0

SCX	10/2015		GBP	10,081	$		15,653	403	0
	11/2015		AUD	8,842			6,438	246	0
	11/2015		CNY	128,326			19,744	0	(371)
	01/2016			102,817			15,662	0	(308)
	08/2016			18,861			2,850	0	(36)

SOG	10/2015		DKK	2,730			408	0	(1)
	10/2015	$		1,800		TWD	59,861	11	0
	08/2016		CNY	6,612	$		1,000	0	(12)

UAG	10/2015	$		50,505		EUR	45,146	0	(59)
	11/2015		CAD	200	$		152	2	0
	11/2015		CNY	41,861			6,684	122	0
	11/2015		EUR	45,146			50,529	58	0
	11/2015	$		25,667		JPY	3,078,900	28	(17)
	12/2015			231		MXN	3,872	0	(3)
	08/2016		CNY	5,526	$		836	0	(9)

Total Forward Foreign Currency Contracts								$10,996	$(4,055)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	13,621	$226	$117

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	3,800	24	61

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		5,700	33	96
	Put - OTC USD versus CNH		6.442	08/17/2016		3,800	20	64

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,547	231	157
	Call - OTC USD versus CNH		7.400	02/02/2016		8,547	51	18

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,000	5	17

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		8,547	180	111
	Call - OTC USD versus CNH		7.500	02/02/2016		8,547	47	16

							$817	$657

72	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	48,100	$53	$159

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		30,200	33	100
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		191,700	213	640
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		39,000	1,944	1,043
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		29,500	1,473	829

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		31,600	240	1

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		136,400	36	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		307,200	342	1,012

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		5,700	156	107

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		152,400	152	502
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		62,500	69	206
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		232,700	547	36
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		226,200	588	45
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		77,900	564	756

								$6,410	$5,437

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$17,400	$42	$1

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.000% due 10/01/2045	$	120.000	10/07/2015	$ 50,000	$2	$0

Total Purchased Options						$7,271	$6,095

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	6,600	$(12)	$(14)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		6,700	(4)	(1)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		6,700	(9)	(15)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		6,900	(5)	(1)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		6,900	(8)	(19)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		9,800	(18)	(14)

							$(56)	$(64)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	13,621	$(90)	$(32)
	Call - OTC EUR versus USD		1.154	12/04/2015		13,621	(137)	(88)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	3,800	(47)	(50)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		4,710	(76)	(392)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		5,700	(67)	(75)
	Call - OTC USD versus CNH		6.975	08/17/2016		3,800	(44)	(50)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,301	(138)	(385)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		17,094	(180)	(82)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		1,000	(12)	(13)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		17,094	(157)	(67)

							$(948)	$(1,234)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	4,000	$(8)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		16,100	(175)	(259)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		31,400	(382)	(804)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		33,200	(606)	(195)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		38,600	(797)	(209)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		52,100	(906)	(273)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		7,400	(239)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		63,400	(896)	(1,623)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		5,700	(157)	(205)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		228,700	(480)	(41)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		226,200	(475)	(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		164,000	(2,811)	(788)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		10,300	(51)	(92)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		10,300	(50)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		41,700	(507)	(428)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		13,500	(152)	(62)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		17,700	(563)	(655)

								$(9,255)	$(5,709)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$34,800	$(42)	$0

Total Written Options						$(10,301)	$(7,007)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	435	$1,203,590	AUD	21,800	CAD	0	EUR	59,823	$(12,865)
Sales	96	313,710		0		26,414		167,630	(4,114)
Closing Buys	(531)	(268,601)		(21,800)		(13,207)		(123,210)	4,918
Expirations	0	(101,500)		0		(13,207)		(56,148)	1,135
Exercised	0	(47,000)		0		0		(20,853)	625

Balance at End of Period	0	$1,100,199	AUD	0	CAD	0	EUR	27,242	$(10,301)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%	$1,700	$89	$(271)	$0	$(182)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	500	(6)	(8)	0	(14)

CBK	Dell, Inc.	1.000%	12/20/2019	2.645%	1,800	(89)	(27)	0	(116)
	Sprint Communications, Inc.	5.000%	09/20/2019	8.092%	6,000	585	(1,165)	0	(580)

DUB	Brazil Government International Bond	1.000%	12/20/2016	3.246%	500	(6)	(7)	0	(13)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%	600	(8)	(8)	0	(16)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%	4,000	(252)	231	0	(21)
	Sprint Communications, Inc.	5.000%	12/20/2019	8.283%	800	43	(129)	0	(86)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%	500	(6)	(7)	0	(13)
	China Government International Bond	1.000%	12/20/2019	1.030%	21,000	159	(179)	0	(20)

MYC	Dell, Inc.	1.000%	09/20/2019	2.500%	10,000	(516)	(42)	0	(558)

						$(7)	$(1,612)	$0	$(1,619)

74	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$4,183	$(837)	$63	$0	$(774)

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	478	(2)	2	0	0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	915	(3)	3	0	0

					$(842)	$68	$0	$(774)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	750	$(1)	$105	$104	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		120	1	(4)	0	(3)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	4,300	(9)	(90)	0	(99)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		5,400	4	(118)	0	(114)
	Pay	1-Year BRL-CDI	13.700%	01/04/2021		87,200	84	(1,034)	0	(950)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	9,000	(12)	(5)	0	(17)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	380	3	50	53	0
	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	72,900	266	(2,715)	0	(2,449)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		37,800	(102)	(907)	0	(1,009)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		14,300	2	(330)	0	(328)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		7,800	3	(168)	0	(165)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		37,400	3	(719)	0	(716)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	2,500	0	(3)	0	(3)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	260	0	15	15	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	3,600	2	(78)	0	(76)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		9,100	(2)	(159)	0	(161)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	4,400	(1)	(54)	0	(55)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	300	0	0	0	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		43,200	37	(1,190)	0	(1,153)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		3,900	1	(91)	0	(90)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		20,900	17	(460)	0	(443)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		19,500	1	(374)	0	(373)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		8,800	(2)	(154)	0	(156)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	200	1	11	12	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		520	0	73	73	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		186	(1)	13	12	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		300	3	34	37	0
	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	18,900	(2)	(330)	0	(332)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		10,200	27	(208)	0	(181)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	5,050	0	81	81	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	34,100	0	(23)	0	(23)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		149,900	(411)	(3,591)	0	(4,002)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		13,000	6	(281)	0	(275)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		28,100	18	(516)	0	(498)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		13,100	0	6	6	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	13,600	(48)	(2)	0	(50)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		23,100	(2)	24	22	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		11,400	(2)	(142)	0	(144)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	20,900	(1)	(13)	0	(14)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		19,100	(44)	(394)	0	(438)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		11,300	(8)	(231)	0	(239)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		35,200	57	(681)	0	(624)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	300	$2	$35	$37	$0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		400	1	55	56	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	9,800	2	(210)	0	(208)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		41,200	(91)	(1,009)	0	(1,100)

							$(198)	$(15,782)	$508	$(16,488)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	ERADXULT Index	61,813	1-Month USD-LIBOR plus a specified spread	06/15/2016	$	88,215		$(5,135)	$0	$(5135)

FBF	Receive	ERADXULT Index	91,449	1-Month USD-LIBOR plus a specified spread	02/12/2016		130,602		(7,654)	0	(7,654)
	Receive	ERADXULT Index	365,088	1-Month USD-LIBOR plus a specified spread	07/15/2016		564,663		(73,839)	0	(73,839)

									$(86,628)	$0	$(86,628)

Total Swap Agreements								$(1,047)	$(103,954)	$508	$(105,509)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(m)	Securities with an aggregate market value of $124,486 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$898	$0	$0	$898	$0	$0	$0	$0	$898	$(800)	$98
BOA	1,138	117	104	1,359	(158)	(1,184)	(7,274)	(8,616)	(7,257)	10,505	3,248
BPS	0	61	53	114	(49)	(50)	(4,670)	(4,769)	(4,655)	5,364	709
BRC	8	0	0	8	0	(30)	(14)	(44)	(36)	0	(36)
CBK	3,345	159	15	3,519	(348)	0	(988)	(1,336)	2,183	(2,810)	(627)
DUB	321	2,612	0	2,933	(169)	(677)	(2,228)	(3,074)	(141)	190	49
FBF	2	1	134	137	(180)	(393)	(82,006)	(82,579)	(82,442)	96,684	14,242
GLM	323	1,014	109	1,446	(497)	(1,623)	(4,992)	(7,112)	(5,666)	5,625	(41)
GST	0	0	0	0	0	0	(123)	(123)	(123)	195	72
HUS	2,667	160	0	2,827	(83)	(125)	(1,315)	(1,523)	1,304	(990)	314
JPM	1,133	282	37	1,452	(1,715)	(706)	(33)	(2,454)	(1,002)	1,212	210
MSB	291	0	0	291	(40)	0	0	(40)	251	(270)	(19)
MYC	0	1,545	56	1,601	0	(2,139)	(766)	(2,905)	(1,304)	1,325	21
NGF	0	0	0	0	0	0	0	0	0	(350)	(350)
RYL	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	649	0	0	649	(715)	0	0	(715)	(66)	1,637	1,571
SOG	11	17	0	28	(13)	(13)	0	(26)	2	0	2
UAG	210	127	0	337	(88)	(67)	(1,100)	(1,255)	(918)	1,239	321

Total Over the Counter	$10,996	$6,095	$508	$17,599	$(4,055)	$(7,007)	$(105,509)	$(116,571)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

76	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$225	$225
Swap Agreements	0	71	0	0	605	676

	$0	$71	$0	$0	$830	$901

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,996	$0	$10,996
Purchased Options	0	0	0	657	5,438	6,095
Swap Agreements	0	0	0	0	508	508

	$0	$0	$0	$11,653	$5,946	$17,599

	$0	$71	$0	$11,653	$6,776	$18,500

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$217	$217
Swap Agreements	0	2	0	0	236	238

	$0	$2	$0	$0	$453	$455

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,055	$0	$4,055
Written Options	0	64	0	1,234	5,709	7,007
Swap Agreements	0	2,393	86,628	0	16,488	105,509

	$0	$2,457	$86,628	$5,289	$22,197	$116,571

	$0	$2,459	$86,628	$5,289	$22,650	$117,026

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(90)	$(90)
Written Options	0	0	0	0	237	237
Futures	0	0	(5)	0	(5,260)	(5,265)
Swap Agreements	0	173	0	0	(18,570)	(18,397)

	$0	$173	$(5)	$0	$(23,683)	$(23,515)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,894	$0	$26,894
Purchased Options	0	(14)	0	(617)	(3,231)	(3,862)
Written Options	0	58	0	1,811	3,305	5,174
Swap Agreements	0	1,420	(63,165)	(51)	(371)	(62,167)

	$0	$1,464	$(63,165)	$28,037	$(297)	$(33,961)

	$0	$1,637	$(63,170)	$28,037	$(23,980)	$(57,476)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(32)	$(32)
Written Options	0	0	0	0	103	103
Futures	0	0	0	0	(1,067)	(1,067)
Swap Agreements	0	(1,593)	0	0	11,450	9,857

	$0	$(1,593)	$0	$0	$10,454	$8,861

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(33,830)	$0	$(33,830)
Purchased Options	0	10	0	79	3,108	3,197
Written Options	0	(8)	0	145	1,088	1,225
Swap Agreements	0	(2,399)	(32,558)	20	(13,033)	(47,970)

	$0	$(2,397)	$(32,558)	$(33,586)	$(8,837)	$(77,378)

	$0	$(3,990)	$(32,558)	$(33,586)	$1,617	$(68,517)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO RAE Fundamental PLUS International Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,601	$3,430	$6,031
Corporate Bonds & Notes
Banking & Finance	0	120,083	4,933	125,016
Industrials	0	53,578	0	53,578
Utilities	0	29,234	0	29,234
Municipal Bonds & Notes
California	0	180	0	180
Colorado	0	669	0	669
Illinois	0	838	0	838
New York	0	3,812	0	3,812
Ohio	0	2,768	0	2,768
U.S. Government Agencies	0	66,190	0	66,190
U.S. Treasury Obligations	0	273,450	0	273,450
Mortgage-Backed Securities	0	89,903	0	89,903
Asset-Backed Securities	0	74,535	0	74,535
Sovereign Issues	0	87,625	0	87,625
Preferred Securities
Banking & Finance	2,936	4,043	0	6,979
Short-Term Instruments
Certificates of Deposit	0	4,407	0	4,407
Repurchase Agreements	0	583	0	583
U.S. Treasury Bills	0	7,715	0	7,715
	$2,936	$822,214	$8,363	$833,513

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,133	$0	$0	$1,133

Total Investments	$4,069	$822,214	$8,363	$834,646

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(158,787)	$0	$(158,787)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	225	676	0	901
Over the counter	0	17,599	0	17,599
	$225	$18,275	$0	$18,500

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(217)	(238)	0	(455)
Over the counter	0	(116,571)	0	(116,571)
	$(217)	$(116,809)	$0	$(117,026)

Totals	$4,077	$564,893	$8,363	$577,333

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$117	$0	$0	$(23)	$0	$83	$3,253	$0	$3,430	$83
Corporate Bonds & Notes
Industrials	1,839	0	(57)	0	0	(65)	0	(1,717)	0	0
Banking & Finance	4,933	0	0	0	0	0	0	0	4,933	0
Mortgage-Backed Securities	2,235	0	(134)	(1)	(14)	(13)	0	(2,073)	0	0

	$9,124	$0	$(191)	$(24)	$(14)	$5	$3,253	$(3,790)	$8,363	$83

Financial Derivative Instruments - Assets
Over the counter	$482	$0	$(272)	$0	$(95)	$(115)	$0	$0	$0	$0

Totals	$9,606	$0	$(463)	$(24)	$(109)	$(110)	$3,253	$(3,790)	$8,363	$83

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$176	Other Valuation Techniques (2)	—	—
	3,254	Third-Party Vendor	Broker Quote	99.81
Corporate Bonds & Notes
Banking & Finance	4,933	Proxy Pricing	Base Price	98.50

Total	$8,363

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

78	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.3%

BANK LOAN OBLIGATIONS 1.7%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$2,843	$2,590
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		623	624
MGM Resorts International
3.500% due 12/20/2019		681	676
OGX
TBD% - 13.000% due 04/10/2049		62	72

Total Bank Loan Obligations (Cost $4,175)			3,962

CORPORATE BONDS & NOTES 34.9%

BANKING & FINANCE 22.9%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	100
Aviation Loan Trust
2.447% due 12/15/2022		789	733
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	3,000	3,492
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$800	848
Banco Bradesco S.A.
4.500% due 01/12/2017		800	799
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,200	1,441
Banco Santander Chile
1.887% due 01/19/2016		$100	100
Bank of America Corp.
1.196% due 04/01/2019		1,500	1,502
2.650% due 04/01/2019		1,000	1,012
4.125% due 01/22/2024		400	419
6.100% due 03/17/2025 (e)		300	292
6.875% due 04/25/2018		800	895
Bank of America N.A.
0.731% due 05/08/2017		1,600	1,595
Barclays PLC
5.250% due 08/17/2045		200	202
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,016
BPCE S.A.
0.964% due 06/17/2017		1,800	1,797
Caixa Economica Federal
4.250% due 05/13/2019		800	705
Citigroup, Inc.
0.872% due 03/10/2017		2,700	2,696
5.950% due 05/15/2025 (e)		300	283
Credit Agricole S.A.
0.881% due 06/12/2017		2,200	2,199
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	243
Crown Castle International Corp.
5.250% due 01/15/2023		200	212
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,026
Eksportfinans ASA
2.375% due 05/25/2016		700	702
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	700	1,053
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		$1,500	1,500
General Motors Financial Co., Inc.
2.750% due 05/15/2016		800	805
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,100	1,297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HBOS PLC
6.750% due 05/21/2018		$400	$442
HDFC Bank Ltd.
3.000% due 11/30/2016		900	913
HSBC Holdings PLC
4.875% due 01/14/2022		800	884
HSBC USA, Inc.
1.081% due 08/07/2018		200	200
International Lease Finance Corp.
7.125% due 09/01/2018		500	552
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	704
JPMorgan Chase & Co.
0.841% due 02/15/2017		400	400
3.900% due 07/15/2025		800	819
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,505
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		100	142
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,149
Morgan Stanley
1.575% due 04/25/2018		1,100	1,116
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	517
Novo Banco S.A.
5.875% due 11/09/2015		800	892
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	10,600	1,588
2.000% due 01/01/2016		1,300	196
2.000% due 04/01/2016		2,600	393
Rabobank Group
6.875% due 03/19/2020	EUR	600	790
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	11,600	1,747
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	249
SL Green Realty Corp.
4.500% due 12/01/2022		$800	828
Standard Chartered PLC
3.200% due 05/12/2016		100	101
Swedbank Hypotek AB
1.375% due 03/28/2018		2,700	2,699
UBS AG
7.625% due 08/17/2022		1,650	1,901
Wells Fargo & Co.
1.175% due 07/22/2020		400	402
2.600% due 07/22/2020		200	202
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,768

			53,063

INDUSTRIALS 6.1%
AbbVie, Inc.
1.800% due 05/14/2018		100	100
2.500% due 05/14/2020		100	100
3.600% due 05/14/2025		100	99
Actavis Funding SCS
3.800% due 03/15/2025		700	679
Altria Group, Inc.
9.250% due 08/06/2019		354	442
Amgen, Inc.
2.200% due 05/22/2019		1,400	1,406
Boston Scientific Corp.
6.000% due 01/15/2020		900	1,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CCO Safari LLC
3.579% due 07/23/2020		$100	$99
4.464% due 07/23/2022		200	200
4.908% due 07/23/2025		200	199
6.484% due 10/23/2045		100	101
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	108
CNPC General Capital Ltd.
1.209% due 05/14/2017		500	498
2.750% due 05/14/2019		200	201
CVS Health Corp.
1.900% due 07/20/2018		100	101
3.875% due 07/20/2025		200	207
5.125% due 07/20/2045		100	108
Dow Chemical Co.
8.550% due 05/15/2019		100	121
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,136
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		$200	205
Kraft Heinz Foods Co.
1.600% due 06/30/2017		100	100
2.000% due 07/02/2018		100	100
2.800% due 07/02/2020		100	101
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,012
8.375% due 04/01/2022		1,000	0
8.500% due 06/01/2018		600	0
QUALCOMM, Inc.
4.800% due 05/20/2045		100	88
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,698
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		1,800	1,611
UnitedHealth Group, Inc.
3.350% due 07/15/2022		100	103
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,659
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		500	491

			14,083

UTILITIES 5.9%
AES Corp.
3.324% due 06/01/2019		1,100	1,048
AT&T, Inc.
1.257% due 06/30/2020		200	198
3.000% due 06/30/2022		200	195
3.400% due 05/15/2025		100	96
4.750% due 05/15/2046		100	92
BellSouth Corp.
4.821% due 04/26/2021		1,400	1,429
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,000	999
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		246	89
Petrobras Global Finance BV
2.429% due 01/15/2019		300	208
2.694% due 03/17/2017		1,600	1,380
2.750% due 01/15/2018	EUR	100	90
3.214% due 03/17/2020		$100	69
3.250% due 03/17/2017		300	265
4.375% due 05/20/2023		50	33
6.850% due 06/05/2115		350	222
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		1,600	1,600

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 04/10/2017		$2,300	$2,301
Sprint Communications, Inc.
8.375% due 08/15/2017		600	600
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	200	236
Verizon Communications, Inc.
1.867% due 09/15/2016		$2,000	2,019
4.522% due 09/15/2048		327	289
4.862% due 08/21/2046		283	266
6.400% due 09/15/2033		20	23

			13,747

Total Corporate Bonds & Notes (Cost $85,427)			80,893

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	561
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	180

			741

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	103
7.750% due 01/01/2042		100	100

			203

NEW YORK 0.1%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	175

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	293

Total Municipal Bonds & Notes (Cost $1,369)			1,412

U.S. GOVERNMENT AGENCIES 10.5%
Fannie Mae
0.564% due 05/25/2037		45	46
0.744% due 09/25/2041		333	337
0.864% due 03/25/2038		614	623
3.000% due 10/01/2045		800	811
3.500% due 10/01/2045		800	830
4.000% due 10/01/2045		8,500	9,069
5.000% due 10/01/2041		190	209
5.856% due 03/25/2037 (a)		365	61
5.956% due 11/25/2039 (a)		271	41
6.000% due 05/01/2024		463	506
6.186% due 03/25/2037 (a)		649	106
6.306% due 02/25/2037 (a)		2,143	359
7.006% due 02/25/2037 (a)		247	52
9.698% due 11/25/2040		4	5
Freddie Mac
0.607% due 11/15/2043		3,911	3,932
0.727% due 12/15/2041		572	576
0.757% due 01/15/2042		1,134	1,144
1.297% due 07/15/2042		2	2
5.000% due 04/15/2041		400	465
5.500% due 03/15/2034		389	435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.363% due 09/15/2036 (a)		$402	$76
10.447% due 02/15/2040		106	120
11.460% due 09/15/2041		12	13
12.580% due 02/15/2041		6	7
Ginnie Mae
3.500% due 11/01/2045		3,200	3,341
4.000% due 10/01/2045		1,000	1,066

Total U.S. Government Agencies (Cost $24,130)			24,232

U.S. TREASURY OBLIGATIONS 36.2%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)		4,200	4,180
2.125% due 05/15/2025 (k)		6,800	6,844
3.000% due 11/15/2044 (k)		200	205
3.000% due 05/15/2045		1,200	1,229
3.125% due 08/15/2044 (k)		5,900	6,180
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045		1,216	1,058
2.375% due 01/15/2027		16,450	19,289
U.S. Treasury Notes
1.375% due 08/31/2020 (g)(i)(k)		17,800	17,826
1.875% due 11/30/2021 (i)(k)		7,500	7,600
1.875% due 08/31/2022 (g)(k)		16,000	16,140
2.000% due 07/31/2022 (g)(k)		3,300	3,358

Total U.S. Treasury Obligations (Cost $82,987)			83,909

MORTGAGE-BACKED SECURITIES 11.7%
American Home Mortgage Investment Trust
2.534% due 02/25/2045		474	475
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		795	830
Banc of America Mortgage Trust
2.623% due 01/25/2035		133	127
2.648% due 02/25/2034		102	102
2.747% due 06/25/2035		61	60
2.789% due 05/25/2033		270	271
Banc of America Re-REMIC Trust
5.811% due 02/24/2051		184	190
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		100	99
Berica ABS SRL
0.285% due 12/31/2055	EUR	1,558	1,728
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^		$245	213
ChaseFlex Trust
0.494% due 07/25/2037		655	566
Citigroup Commercial Mortgage Trust
2.346% due 09/10/2045 (a)		6,699	593
5.810% due 06/14/2050		136	142
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		382	385
2.708% due 08/25/2035 ^		227	169
2.730% due 10/25/2035		62	61
2.779% due 08/25/2035		58	57
Commercial Mortgage Trust
2.365% due 02/10/2029		200	203
Countrywide Alternative Loan Trust
0.364% due 11/25/2036		1,982	1,941
0.496% due 11/20/2035		121	101
1.599% due 08/25/2035		65	59
1.679% due 01/25/2036		236	217
Countrywide Home Loan Mortgage Pass-Through Trust
0.524% due 02/25/2035		80	71
2.603% due 10/20/2034		388	348

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.766% due 08/25/2034		$152	$140
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		35	35
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^		226	201
Deutsche ALT-A Securities, Inc.
0.694% due 02/25/2035		830	777
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		141	126
Granite Master Issuer PLC
0.097% due 12/20/2054	EUR	22	25
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,357
GSR Mortgage Loan Trust
2.749% due 12/25/2034		116	116
2.805% due 11/25/2035		172	169
2.809% due 09/25/2035		681	689
2.885% due 07/25/2035		137	135
3.749% due 11/25/2035		100	96
5.500% due 01/25/2037		502	496
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		3,417	2,906
JPMorgan Mortgage Trust
2.594% due 07/25/2035		831	816
Luminent Mortgage Trust
0.434% due 04/25/2036		564	372
Merrill Lynch Mortgage Investors Trust
2.034% due 02/25/2033		483	468
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	278
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036		46	45
Morgan Stanley Re-REMIC Trust
0.527% due 02/26/2037		402	273
5.250% due 05/26/2037		439	401
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.172% due 07/25/2035		113	108
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		206	211
5.420% due 01/16/2049		136	139
5.695% due 09/16/2040		150	156
6.114% due 06/16/2049		157	162
6.150% due 02/16/2051		283	289
Sequoia Mortgage Trust
1.055% due 05/20/2034		241	232
Structured Adjustable Rate Mortgage Loan Trust
0.494% due 08/25/2036 ^		752	587
Structured Asset Mortgage Investments Trust
0.424% due 02/25/2036		1,254	996
Structured Asset Securities Corp.
6.000% due 05/25/2034		15	15
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.694% due 12/25/2033		15	15
2.405% due 02/25/2034		992	975
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		201	206
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^		666	594
5.750% due 06/25/2047		52	50
Wachovia Bank Commercial Mortgage Trust
5.901% due 06/15/2049		500	525
WaMu Mortgage Pass-Through Certificates Trust
0.474% due 11/25/2045		78	69
1.399% due 11/25/2042		134	126
2.159% due 08/25/2046		445	401

80	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Commercial Mortgage Trust
1.237% due 02/15/2027		$1,800	$1,790
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 02/25/2035		448	445
2.645% due 11/25/2036 ^		139	128

Total Mortgage-Backed Securities (Cost $25,196)			27,148

ASSET-BACKED SECURITIES 7.4%
Alba SPV SRL
1.481% due 04/20/2040	EUR	499	559
Bear Stearns Asset-Backed Securities Trust
0.684% due 07/25/2035		$470	462
Cairn CLO BV
0.313% due 10/15/2022	EUR	40	45
COA Summit CLO Ltd.
1.637% due 04/20/2023		$957	956
Countrywide Asset-Backed Certificates Trust
0.794% due 08/25/2035		252	250
EFS Volunteer LLC
0.794% due 10/25/2021		74	73
EMC Mortgage Loan Trust
0.649% due 05/25/2043		253	248
Gallatin CLO Ltd.
1.559% due 07/15/2023		400	400
Home Equity Asset Trust
1.289% due 07/25/2035		1,000	899
HSI Asset Securitization Corp. Trust
0.374% due 04/25/2037		1,500	1,073
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	19	21
IXIS Real Estate Capital Trust
0.874% due 02/25/2036		$57	57
JPMorgan Mortgage Acquisition Corp.
0.384% due 05/25/2035		208	205
LCM LP
1.549% due 04/15/2022		2,131	2,134
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		2,200	2,194
Morgan Stanley Dean Witter Capital, Inc. Trust
1.174% due 02/25/2033		707	671
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		950	948
RAAC Trust
1.394% due 09/25/2047		776	763
Race Point CLO Ltd.
1.637% due 12/15/2022		3,180	3,180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Student Loan Trust
0.232% due 06/17/2024	EUR	176	$189
Structured Asset Investment Loan Trust
1.394% due 12/25/2034		$2,192	1,942

Total Asset-Backed Securities (Cost $16,712)			17,269

SOVEREIGN ISSUES 12.9%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,398
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	13,600	3,315
0.000% due 04/01/2016 (c)		600	141
0.000% due 07/01/2016 (c)		4,300	975
0.000% due 10/01/2016 (c)		3,400	741
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		3,900	797
10.000% due 01/01/2023		3,200	619
10.000% due 01/01/2025		35,200	6,509
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,600	1,213
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	1,003	1,163
5.000% due 09/01/2040		400	629
Kommunalbanken A/S
0.706% due 03/27/2017		$2,300	2,313
Mexico Government International Bond
4.750% due 06/14/2018	MXN	9,500	565
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	10,000	71
4.500% due 07/03/2017		140,000	986
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,239
4.750% due 05/10/2018		300	320
5.850% due 05/10/2023		900	1,033

Total Sovereign Issues (Cost $37,606)			30,027

		SHARES
PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.9%
GMAC Capital Trust
8.125% due 02/15/2040		81,912	2,091

Total Preferred Securities (Cost $2,225)			2,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.5%

CERTIFICATES OF DEPOSIT 1.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$3,250	$3,250

REPURCHASE AGREEMENTS (f) 0.2%
			548

JAPAN TREASURY BILLS 7.1%
(0.017%) due 12/14/2015 - 12/28/2015 (b)	JPY	1,980,000	16,505

U.S. TREASURY BILLS 0.8%
0.156% due 01/14/2016 - 02/11/2016 (b)(k)		$1,785	1,785

Total Short-Term Instruments (Cost $22,072)			22,088

Total Investments in Securities (Cost $301,899)			293,031

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		12,942	128

Total Short-Term Instruments (Cost $128)			128

Total Investments in Affiliates (Cost $128)			128

Total Investments 126.4% (Cost $302,027)			$293,159

Financial Derivative Instruments (h)(j) (6.5%) (Cost or Premiums, net $(2,345))			(15,022)

Other Assets and Liabilities, net (19.9%)			(46,186)

Net Assets 100.0%			$231,951

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$548	U.S. Treasury Notes 0.625% due 02/15/2017	$(561)	$548	$548

Total Repurchase Agreements						$(561)	$548	$548

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.950%	09/29/2015	10/01/2015	$(6,640)	$(6,640)
	1.000%	09/30/2015	10/07/2015	(1,010)	(1,010)
GRE	0.800%	09/28/2015	10/05/2015	(702)	(702)
JPS	0.190%	09/25/2015	10/09/2015	(790)	(790)
	0.300%	09/25/2015	10/02/2015	(4,184)	(4,184)
SGY	0.170%	10/01/2015	10/08/2015	(9,079)	(9,079)
	0.290%	09/30/2015	10/07/2015	(3,425)	(3,426)

Total Reverse Repurchase Agreements					$(25,831)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.000%	09/21/2015	10/05/2015	$(5,982)	$(5,983)
	0.600%	09/28/2015	10/05/2015	(2,272)	(2,273)
UBS	0.430%	09/24/2015	10/01/2015	(1,088)	(1,088)

Total Sale-Buyback Transactions					$(9,344)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $3,384 at a weighted average interest rate of (0.012%).
(3)	Payable for Sale-Buyback transactions include $1 of deferred priced drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$9,700	$(9,740)	$(9,836)
Fannie Mae	3.500%	10/01/2045	800	(830)	(830)
Fannie Mae	3.500%	11/01/2045	1,800	(1,863)	(1,875)
Fannie Mae	4.000%	10/01/2045	31,500	(33,449)	(33,609)
Fannie Mae	4.000%	11/01/2045	19,000	(20,141)	(20,235)

Total Short Sales				$(66,023)	$(66,385)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

82	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $35,269 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(7,650)	$0	$(7,650)	$7,659	$9
GRE	0	(702)	0	(702)	706	4
JPS	0	(4,974)	0	(4,974)	5,003	29
SGY	0	(12,505)	0	(12,505)	12,509	4
SSB	548	0	0	548	(561)	(13)

Master Securities Forward Transaction Agreement
GSC	0	0	(8,256)	(8,256)	8,298	42
UBS	0	0	(1,088)	(1,088)	1,095	7

Total Borrowings and Other Financing Transactions	$548	$(25,831)	$(9,344)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(6,640)	$(10,112)	$0	$0	$(16,752)

Total	$(6,640)	$(10,112)	$0	$0	$(16,752)

Sale-Buyback Transactions
U.S. Treasury Obligations	(1,088)	(8,256)	0	0	(9,344)

Total	$(1,088)	$(8,256)	$0	$0	$(9,344)

Total Borrowings	$(7,728)	$(18,368)	$0	$0	$(26,096)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(26,096)

(5)	Unsettled reverse repurchase agreements liability of $(9,079) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	291	$296	$0	$(11)
90-Day Eurodollar December Futures	Short	12/2016	749	(1,090)	28	0
90-Day Eurodollar June Futures	Short	06/2016	10	(11)	0	0
90-Day Eurodollar March Futures	Short	03/2016	83	(80)	3	0
90-Day Eurodollar September Futures	Short	09/2016	1	(1)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	3	3	2	0
Canada Government 10-Year Bond December Futures	Short	12/2015	47	(16)	10	(7)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	168	177	0	(5)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	69	(43)	6	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	36	73	0	(25)

Total Futures Contracts				$(692)	$49	$(48)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$18,216	$532	$(669)	$65	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	500	0	1	1	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	15,700	93	(173)	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	7,000	37	(75)	0	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	900	3	0	0	(1)

				$665	$(916)	$67	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	237,700	$(784)	$(802)	$35	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		149,200	(2,882)	(2,204)	61	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		15,000	(410)	(341)	9	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		51,300	1,275	432	0	(39)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		9,700	(161)	(161)	8	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		27,900	(883)	(1,000)	14	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		2,800	72	100	0	(3)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		17,400	(697)	(970)	54	0
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	1,900	(44)	(31)	0	(3)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		5,500	(222)	(168)	0	(17)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		3,100	(43)	(88)	0	(19)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	5,000	1	1	2	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		34,500	(7)	(7)	11	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		10,800	(2)	(2)	3	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		8,800	(5)	(19)	3	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		13,700	(13)	(7)	4	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		3,100	0	0	1	0

						$(4,805)	$(5,267)	$205	$(81)

Total Swap Agreements						$(4,140)	$(6,183)	$272	$(82)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $3,730 and cash of $2,569 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$49	$272	$321	$0	$(48)	$(82)	$(130)

84	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	7,153	$		5,285	$260	$0
	11/2015		CNY	12,741			2,034	37	0

BOA	10/2015		BRL	3,560			1,117	219	0
	10/2015		JPY	95,760			800	2	0
	10/2015	$		896		BRL	3,560	2	0
	10/2015			4,459		GBP	2,933	0	(22)
	11/2015		CNY	4,014	$		641	12	0
	11/2015		GBP	2,933			4,458	22	0
	11/2015	$		3,178		AUD	4,562	17	0
	11/2015			2,591		JPY	321,600	91	0
	12/2015		HKD	419	$		54	0	0
	05/2016		BRL	8,372			2,387	414	0

BPS	11/2015	$		63		GBP	40	0	(2)
	12/2015		JPY	1,780,000	$		14,781	0	(77)
	12/2015		MXN	15,359			902	0	0
	01/2016		DKK	3,270			509	18	0
	04/2016		BRL	600			168	25	0
	08/2016		CNY	7,940			1,200	0	(15)

BRC	11/2015			38,301			5,870	0	(134)
	12/2015	$		143		MXN	2,439	0	0

CBK	10/2015		SGD	3,098	$		2,213	36	0
	10/2015	$		224		EUR	198	0	(3)
	10/2015			3,410		SGD	4,886	23	0
	11/2015		AUD	461	$		337	14	0
	11/2015		CNY	1,773			283	5	0
	11/2015		GBP	97			153	6	0
	11/2015		JPY	333,500			2,694	0	(87)
	11/2015	$		2,772		JPY	332,400	0	0
	12/2015		SGD	4,886	$		3,400	0	(26)
	05/2016		BRL	13,245			3,794	672	0
	07/2016			3,830			996	108	0
	10/2016			3,400			861	90	0

DUB	10/2015			1,412			355	0	(1)
	10/2015		DKK	1,126			174	6	0
	10/2015	$		353		BRL	1,412	4	0
	10/2015		ZAR	3,622	$		288	27	0
	11/2015		BRL	1,412			349	0	(3)
	11/2015		CNY	10,397			1,660	30	0
	01/2016		BRL	700			205	34	0
	01/2016		DKK	7,689			1,187	33	0

FBF	10/2015	$		3,472		SGD	4,883	0	(42)
	11/2015			713		CAD	935	0	(13)
	12/2015			136		MXN	2,339	2	0

GLM	10/2015		DKK	2,864	$		443	14	0
	10/2015		TWD	71,437			2,222	60	0
	10/2015	$		9,803		EUR	8,644	0	(144)
	11/2015		AUD	1,430	$		1,017	16	0
	11/2015	$		29		CAD	38	0	(1)
	11/2015			3,211		GBP	2,090	0	(50)
	11/2015			658		JPY	81,176	19	0
	01/2016		DKK	2,252	$		349	12	0

HUS	10/2015			1,943			302	11	0
	10/2015		EUR	23,120			26,347	513	0
	10/2015		JPY	1,526,279			12,776	54	0
	10/2015		KRW	6,560,373			5,770	239	0
	11/2015		CNY	4,278			683	12	0
	01/2016			33,021			5,084	0	(45)
	08/2016			11,914			1,801	0	(22)
	01/2021		BRL	330			51	1	0

JPM	10/2015			10,480			2,675	36	(5)
	10/2015		DKK	4,403			676	17	0
	10/2015	$		3,331		BRL	10,480	0	(687)
	10/2015			2,183		EUR	1,940	0	(15)
	10/2015			1,123		KRW	1,303,241	0	(24)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		344		SGD	482	$0	$(6)
	11/2015		CAD	2,734	$		2,074	26	0
	11/2015		EUR	3,033			3,408	17	0
	11/2015		GBP	88			134	1	0
	01/2016		BRL	7,700			2,492	611	0
	05/2016			11,441			3,246	549	0

MSB	10/2015	$		12,708		JPY	1,526,279	14	0
	11/2015		JPY	1,526,279	$		12,714	0	(14)
	05/2016		BRL	2,811			798	135	0

NGF	10/2015	$		1,464		KRW	1,696,410	0	(34)

SCX	10/2015		GBP	2,933	$		4,554	117	0
	10/2015		JPY	107,757			900	2	0
	10/2015		KRW	2,613,153			2,217	14	0
	11/2015		AUD	2,512			1,829	70	0
	08/2016		CNY	5,625			850	0	(11)

SOG	10/2015		BRL	16,100			5,265	1,204	0
	10/2015	$		4,052		BRL	16,100	9	0
	08/2016		CNY	1,322	$		200	0	(2)

UAG	10/2015		BRL	9,180			2,311	0	(5)
	10/2015	$		2,917		BRL	9,180	0	(601)
	10/2015			13,803		EUR	12,338	0	(16)
	11/2015		CNY	12,814	$		2,046	37	0
	11/2015		EUR	12,338			13,809	16	0
	11/2015	$		8,271		JPY	992,100	9	(6)
	01/2016		BRL	5,200	$		1,683	412	0
	01/2016		DKK	2,710			397	0	(9)
	08/2016		CNY	1,646			249	0	(3)

Total Forward Foreign Currency Contracts								$6,456	$(2,125)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	4,657	$77	$40

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	1,200	8	19

BRC	Call - OTC USD versus CNH		6.500	02/02/2016		169	4	2
	Call - OTC USD versus CNH		7.500	02/02/2016		169	1	0

FBF	Call - OTC USD versus CNH		6.400	02/02/2016		146	4	3
	Call - OTC USD versus CNH		7.400	02/02/2016		146	1	0

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		1,700	10	29
	Put - OTC USD versus CNH		6.442	08/17/2016		1,200	6	20

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		2,487	67	46
	Call - OTC USD versus CNH		7.400	02/02/2016		2,487	15	5

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		200	1	4

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		2,464	52	32
	Call - OTC USD versus CNH		7.500	02/02/2016		2,464	13	5

							$259	$ 205

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	11,200	$12	$37

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		7,100	8	24
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		49,500	55	165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		8,600	429	230
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		6,300	315	177

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		11,700	89	0

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		46,500	12	0
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		66,800	74	220

86	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016	$	2,000	$55	$38

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		33,100	33	109
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		52,200	57	173
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		73,300	172	11
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		71,400	186	14
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		26,400	191	256

								$1,688	$1,454

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$6,300	$15	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 10/01/2045	$113.375	10/07/2015	$	45,000	$2	$0

Total Purchased Options						$1,964	$1,659

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$2,000	$ (3)	$(4)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	2,300	(1)	(1)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015	2,300	(3)	(5)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	2,300	(2)	0
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015	2,300	(3)	(7)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015	3,100	(6)	(4)

						$ (18)	$(21)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	4,657	$(31)	$(11)
	Call - OTC EUR versus USD		1.154	12/04/2015		4,657	(47)	(30)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	1,200	(15)	(16)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016		338	(3)	(1)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		1,430	(23)	(119)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		292	(3)	(1)

HUS	Call - OTC USD versus CNH		6.969	08/16/2016		1,700	(20)	(22)
	Call - OTC USD versus CNH		6.975	08/17/2016		1,200	(14)	(16)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		1,523	(49)	(136)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		4,974	(53)	(24)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		200	(2)	(3)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		4,928	(45)	(19)

							$(305)	$(398)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	1,200	$(2)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		3,800	(41)	(61)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		6,800	(83)	(174)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	$	7,100	$(130)	$(42)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		8,400	(173)	(46)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		10,900	(190)	(57)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		2,800	(91)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		13,800	(195)	(353)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		2,000	(55)	(72)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		72,100	(152)	(13)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		71,400	(150)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		36,000	(617)	(173)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		3,500	(17)	(31)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		3,500	(17)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		10,800	(131)	(111)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		11,300	(127)	(52)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		6,000	(191)	(222)

								$(2,362)	$(1,431)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$12,600	$(15)	$0

Total Written Options						$(2,700)	$(1,850)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	145	$325,778	AUD	7,900	CAD	0	EUR	20,571	$(3,057)
Sales	32	102,530		0		8,958		54,360	(1,388)
Closing Buys	(177)	(64,623)		(7,900)		(4,479)		(42,589)	1,161
Expirations	0	(35,500)		0		(4,479)		(16,383)	394
Exercised	0	(12,100)		0		0		(6,645)	189

Balance at End of Period	0	$316,085	AUD	0	CAD	0	EUR	9,314	$(2,700)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Volvo Treasury AB	1.000%	03/20/2021	1.286%	EUR 100	$(6)	$4	$0	$(2)

BPS	Dell, Inc.	1.000%	09/20/2019	2.500%	$ 600	(27)	(6)	0	(33)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	100	(1)	(2)	0	(3)

CBK	China Government International Bond	1.000%	12/20/2019	1.030%	3,800	29	(32)	0	(3)
	Dell, Inc.	1.000%	09/20/2019	2.500%	4,000	(207)	(16)	0	(223)
	Dell, Inc.	1.000%	12/20/2019	2.645%	400	(20)	(6)	0	(26)

DUB	Brazil Government International Bond	1.000%	12/20/2016	3.246%	100	(1)	(2)	0	(3)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%	200	(2)	(3)	0	(5)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%	900	(57)	52	0	(5)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%	100	(1)	(2)	0	(3)

						$(293)	$(13)	$0	$(306)

88	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$6,972	$(1,387)	$98	$0	$(1,289)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	200	27	(5)	22	0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	300	40	(7)	33	0

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	101	0	0	0	0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	184	(1)	1	0	0

					$(1,321)	$87	$55	$(1,289)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	170	$0	$23	$23	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		40	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	1,400	(3)	(29)	0	(32)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		3,200	4	(72)	0	(68)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	2,800	(3)	(2)	0	(5)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	90	1	11	12	0
	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	14,600	54	(545)	0	(491)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		11,800	(32)	(283)	0	(315)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		6,700	1	(155)	0	(154)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		5,200	0	(110)	0	(110)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		2,600	0	(50)	0	(50)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	2,100	0	(3)	0	(3)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	70	0	4	4	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	1,200	1	(26)	0	(25)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		10,200	17	(198)	0	(181)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	100	0	(1)	0	(1)

DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	11,200	10	(309)	0	(299)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		1,800	0	(41)	0	(41)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		14,100	7	(306)	0	(299)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		1,900	0	(36)	0	(36)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		5,500	5	(103)	0	(98)

FBF	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	120	0	17	17	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		42	0	3	3	0
	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	6,800	(1)	(118)	0	(119)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		2,500	7	(51)	0	(44)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	1,380	0	22	22	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	11,700	0	(8)	0	(8)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		4,700	(13)	(113)	0	(126)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		5,100	0	(108)	0	(108)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		4,700	(1)	(82)	0	(83)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		4,500	0	2	2	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	3,600	(14)	1	0	(13)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		5,900	(1)	7	6	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		7,300	(1)	(91)	0	(92)

HUS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	7,500	(16)	(156)	0	(172)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		8,500	(10)	(170)	0	(180)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		9,700	13	(185)	0	(172)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	100	$1	$11	$12	$0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		90	0	13	13	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	4,600	(2)	(96)	0	(98)

UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		8,400	(19)	(205)	0	(224)

							$5	$(3,539)	$114	$(3,648)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	ERAUSST Index	99,172	1-Month USD-LIBOR less a specified spread	11/20/2015	$248,718		$(14,279)	$0	$(14,279)

Total Swap Agreements							$(1,609)	$(17,744)	$169	$(19,522)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $22,251 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$297	$0	$0	$297	$0	$0	$0	$0	$297	$(280)	$17
BOA	779	40	45	864	(22)	(276)	(1,397)	(1,695)	(831)	860	29
BPS	43	19	12	74	(94)	(16)	(1,156)	(1,266)	(1,192)	1,504	312
BRC	0	2	0	2	(134)	(11)	(3)	(148)	(146)	0	(146)
CBK	954	37	37	1,028	(116)	0	(459)	(575)	453	(280)	173
DUB	134	596	0	730	(4)	(145)	(15,055)	(15,204)	(14,474)	9,309	(5,165)
FBF	2	3	20	25	(55)	(120)	(163)	(338)	(313)	267	(46)
GLM	121	220	30	371	(195)	(353)	(430)	(978)	(607)	533	(74)
GST	0	0	0	0	0	0	(10)	(10)	(10)	0	(10)
HUS	830	49	0	879	(67)	(38)	(524)	(629)	250	(320)	(70)
JPM	1,257	89	12	1,358	(737)	(243)	(3)	(983)	375	(350)	25
MSB	149	0	0	149	(14)	0	0	(14)	135	(110)	25
MYC	0	563	13	576	0	(626)	(98)	(724)	(148)	378	230
NGF	0	0	0	0	(34)	0	0	(34)	(34)	0	(34)
SCX	203	0	0	203	(11)	0	0	(11)	192	281	473
SOG	1,213	4	0	1,217	(2)	(3)	0	(5)	1,212	(1,150)	62
UAG	474	37	0	511	(640)	(19)	(224)	(883)	(372)	269	(103)

Total Over the Counter	$6,456	$1,659	$169	$8,284	$(2,125)	$(1,850)	$(19,522)	$(23,497)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

90	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$49	$49
Swap Agreements	0	67	0	0	205	272

	$0	$67	$0	$0	$254	$321

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,456	$0	$6,456
Purchased Options	0	0	0	205	1,454	1,659
Swap Agreements	0	55	0	0	114	169

	$0	$55	$0	$6,661	$1,568	$8,284

	$0	$122	$0	$6,661	$1,822	$8,605

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$48	$48
Swap Agreements	0	1	0	0	81	82

	$0	$1	$0	$0	$129	$130

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,125	$0	$2,125
Written Options	0	21	0	398	1,431	1,850
Swap Agreements	0	1,595	14,279	0	3,648	19,522

	$0	$1,616	$14,279	$2,523	$5,079	$23,497

	$0	$1,617	$14,279	$2,523	$5,208	$23,627

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(11)	$(11)
Written Options	0	0	0	0	79	79
Futures	0	0	(5)	0	(1,088)	(1,093)
Swap Agreements	0	623	0	0	(5,581)	(4,958)

	$0	$623	$(5)	$0	$(6,601)	$(5,983)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,061	$0	$1,061
Purchased Options	0	(2)	0	(218)	(446)	(666)
Written Options	0	19	0	627	622	1,268
Swap Agreements	0	(14)	(1,522)	(9)	(219)	(1,764)

	$0	$3	$(1,522)	$1,461	$(43)	$(101)

	$0	$626	$(1,527)	$1,461	$(6,644)	$(6,084)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(8)	$(8)
Written Options	0	0	0	0	34	34
Futures	0	0	0	0	(1,033)	(1,033)
Swap Agreements	0	(1,270)	0	0	4,273	3,003

	$0	$(1,270)	$0	$0	$3,266	$1,996

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,478)	$0	$(1,478)
Purchased Options	0	1	0	19	397	417
Written Options	0	(2)	0	56	610	664
Swap Agreements	0	(179)	(30,108)	3	(2,832)	(33,116)

	$0	$(180)	$(30,108)	$(1,400)	$(1,825)	$(33,513)

	$0	$(1,450)	$(30,108)	$(1,400)	$1,441	$(31,517)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Schedule of Investments PIMCO RAE Fundamental PLUS Small Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,890	$72	$3,962
Corporate Bonds & Notes
Banking & Finance	0	53,063	0	53,063
Industrials	0	14,083	0	14,083
Utilities	0	13,747	0	13,747
Municipal Bonds & Notes
California	0	741	0	741
Illinois	0	203	0	203
New York	0	175	0	175
Ohio	0	293	0	293
U.S. Government Agencies	0	24,232	0	24,232
U.S. Treasury Obligations	0	83,909	0	83,909
Mortgage-Backed Securities	0	27,148	0	27,148
Asset-Backed Securities	0	17,269	0	17,269
Sovereign Issues	0	30,027	0	30,027
Preferred Securities
Banking & Finance	2,091	0	0	2,091
Short-Term Instruments
Certificates of Deposit	0	3,250	0	3,250
Repurchase Agreements	0	548	0	548
Japan Treasury Bills	0	16,505	0	16,505
U.S. Treasury Bills	0	1,785	0	1,785
	$2,091	$290,868	$72	$293,031

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128	$0	$0	$128

Total Investments	$2,219	$290,868	$72	$293,159

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(66,385)	$0	$(66,385)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	272	0	321
Over the counter	0	8,284	0	8,284
	$49	$8,556	$0	$8,605

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	(82)	0	(130)
Over the counter	0	(23,497)	0	(23,497)
	$(48)	$(23,579)	$0	$(23,627)

Totals	$2,220	$209,460	$72	$211,752

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

92	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.5%

BANK LOAN OBLIGATIONS 0.1%
Dell, Inc.
3.750% due 10/29/2018		$193	$193
MGM Resorts International
3.500% due 12/20/2019		195	193

Total Bank Loan Obligations (Cost $379)			386

CORPORATE BONDS & NOTES 24.2%

BANKING & FINANCE 18.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		200	199
Ally Financial, Inc.
8.000% due 03/15/2020		241	278
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,100	1,275
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		300	349
5.000% due 02/09/2019		600	742
Banco Bradesco S.A.
4.500% due 01/12/2017		$200	200
Banco do Brasil S.A.
6.000% due 01/22/2020		2,500	2,450
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	3,000	3,604
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$900	897
Banco Santander Chile
1.186% due 04/11/2017		700	690
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	5,100	5,316
Bank of America Corp.
0.939% due 08/25/2017		$100	100
1.196% due 04/01/2019		100	100
2.650% due 04/01/2019		100	101
4.125% due 01/22/2024		2,400	2,514
6.500% due 08/01/2016		200	209
Bank of America N.A.
0.617% due 06/15/2016		1,900	1,895
0.731% due 05/08/2017		12,900	12,863
5.300% due 03/15/2017		325	341
Bank of Nova Scotia
0.596% due 04/11/2017		1,300	1,298
Barclays Bank PLC
7.625% due 11/21/2022		4,700	5,276
Barclays PLC
5.250% due 08/17/2045		400	405
6.500% due 09/15/2019 (d)	EUR	400	439
8.000% due 12/15/2020 (d)		1,000	1,184
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,500	1,519
Bear Stearns Cos. LLC
7.250% due 02/01/2018		3,600	4,032
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		200	201
BPCE S.A.
0.964% due 06/17/2017		900	898
5.700% due 10/22/2023		400	423
Caixa Economica Federal
2.375% due 11/06/2017		100	91
4.250% due 05/13/2019		300	264
Citigroup, Inc.
4.587% due 12/15/2015		1,400	1,410
5.950% due 05/15/2025 (d)		1,400	1,321

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Agricole S.A.
0.881% due 06/12/2017		$3,500	$3,499
6.500% due 06/23/2021 (d)	EUR	3,300	3,675
7.875% due 01/23/2024 (d)		$200	200
Credit Suisse
0.633% due 03/11/2016		3,100	3,099
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,900	3,375
Dexia Credit Local S.A.
0.686% due 01/11/2017		$1,100	1,102
0.691% due 11/07/2016		2,600	2,604
2.000% due 01/22/2021	EUR	200	241
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	824
European Investment Bank
7.500% due 12/15/2017	NZD	400	280
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	500	752
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$900	903
3.984% due 06/15/2016		7,600	7,736
General Motors Financial Co., Inc.
2.750% due 05/15/2016		700	704
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	825
Goldman Sachs Group, Inc.
0.999% due 05/22/2017		$3,000	3,000
1.454% due 04/23/2020		1,900	1,907
HBOS PLC
0.767% due 09/01/2016	EUR	600	670
6.750% due 05/21/2018		$100	110
HSBC Holdings PLC
4.250% due 08/18/2025		1,200	1,185
HSBC USA, Inc.
1.081% due 08/07/2018		500	499
International Lease Finance Corp.
6.750% due 09/01/2016		400	414
7.125% due 09/01/2018		1,500	1,655
JPMorgan Chase & Co.
0.841% due 02/15/2017		700	700
0.845% due 04/25/2018		3,400	3,387
1.350% due 02/15/2017		600	601
2.600% due 01/15/2016		700	704
3.900% due 07/15/2025		600	615
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	3,132	4,797
Morgan Stanley
0.769% due 10/15/2015		$1,000	1,000
1.575% due 04/25/2018		200	203
3.875% due 04/29/2024		600	614
5.950% due 12/28/2017		400	436
Navient Corp.
8.450% due 06/15/2018		400	412
Rabobank Group
3.375% due 01/19/2017		3,000	3,084
8.375% due 07/26/2016 (d)		1,200	1,241
8.400% due 06/29/2017 (d)		600	640
RCI Banque S.A.
4.600% due 04/12/2016		2,100	2,135
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		400	400
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		1,100	1,099
Stadshypotek AB
1.250% due 05/23/2018		1,100	1,096
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	200	244

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$300	$310
Swedbank Hypotek AB
1.375% due 03/28/2018		500	500
Toronto-Dominion Bank
2.125% due 07/02/2019		1,100	1,107
UBS AG
1.026% due 03/26/2018		4,400	4,402
5.125% due 05/15/2024		400	394
5.875% due 12/20/2017		3,000	3,268
7.250% due 02/22/2022		400	417
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	1,000	1,053
8.000% due 06/03/2024 (d)		$200	191
Wachovia Capital Trust
5.570% due 11/02/2015 (d)		1,000	981
Wells Fargo & Co.
0.736% due 09/14/2018		4,500	4,483
WM Covered Bond Program
4.000% due 11/26/2016	EUR	1,500	1,739

			134,396

INDUSTRIALS 3.5%
AbbVie, Inc.
1.800% due 05/14/2018		$400	399
2.500% due 05/14/2020		200	199
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	95
4.700% due 05/14/2045		100	97
Actavis Funding SCS
1.591% due 03/12/2020		900	893
4.750% due 03/15/2045		1,200	1,094
ADT Corp.
4.875% due 07/15/2042		700	508
Amgen, Inc.
0.929% due 05/22/2019		300	298
2.200% due 05/22/2019		900	904
BMW U.S. Capital LLC
0.669% due 06/02/2017		2,200	2,193
CCO Safari LLC
3.579% due 07/23/2020		200	199
4.464% due 07/23/2022		600	601
4.908% due 07/23/2025		700	698
6.384% due 10/23/2035		100	101
6.484% due 10/23/2045		300	303
6.834% due 10/23/2055		100	100
CNPC General Capital Ltd.
1.209% due 05/14/2017		200	199
2.750% due 05/14/2019		1,300	1,305
ConAgra Foods, Inc.
0.662% due 07/21/2016		200	200
Cox Communications, Inc.
5.500% due 10/01/2015		500	500
CVS Health Corp.
1.900% due 07/20/2018		400	403
2.800% due 07/20/2020		100	102
3.500% due 07/20/2022		200	207
3.875% due 07/20/2025		500	517
4.875% due 07/20/2035		100	105
5.125% due 07/20/2045		200	216
Daimler Finance North America LLC
0.682% due 03/10/2017		800	794
DISH DBS Corp.
4.250% due 04/01/2018		100	97
HCA, Inc.
5.000% due 03/15/2024		200	201

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,900	$2,746
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$200	200
2.000% due 07/02/2018		200	200
2.800% due 07/02/2020		100	101
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	106
Masco Corp.
6.125% due 10/03/2016		1,700	1,772
Mondelez International, Inc.
2.250% due 02/01/2019		200	201
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017		400	399
PepsiCo, Inc.
0.542% due 02/26/2016		1,010	1,011
Roche Holdings, Inc.
0.667% due 09/30/2019		1,600	1,594
Statoil ASA
0.771% due 11/08/2018		1,000	994
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		1,300	1,347
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,400	1,314

			26,021

UTILITIES 2.6%
AES Corp.
3.324% due 06/01/2019		700	667
AT&T, Inc.
1.257% due 06/30/2020		500	496
2.450% due 06/30/2020		100	99
3.000% due 06/30/2022		600	586
3.400% due 05/15/2025		300	287
4.500% due 05/15/2035		100	92
BellSouth Corp.
4.821% due 04/26/2021		3,700	3,776
Laclede Group, Inc.
1.071% due 08/15/2017		2,200	2,193
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		82	30
Petrobras Global Finance BV
2.429% due 01/15/2019		2,100	1,454
2.694% due 03/17/2017		2,100	1,811
2.750% due 01/15/2018	EUR	200	180
3.250% due 03/17/2017		$800	708
3.750% due 01/14/2021	EUR	500	397
4.375% due 05/20/2023		$200	131
6.250% due 12/14/2026	GBP	200	194
6.850% due 06/05/2115		$1,800	1,143
Sprint Communications, Inc.
8.375% due 08/15/2017		100	100
SSE PLC
5.625% due 10/01/2017 (d)	EUR	500	592
Verizon Communications, Inc.
1.867% due 09/15/2016		$2,800	2,827
2.500% due 09/15/2016		343	348
3.650% due 09/14/2018		1,100	1,160
Vodafone Group PLC
0.718% due 02/19/2016		400	400

			19,671

Total Corporate Bonds & Notes (Cost $187,952)			180,088

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$300	$307
7.750% due 01/01/2042	400	401

		708

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,870	1,635

Total Municipal Bonds & Notes (Cost $2,280)		2,343

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
0.254% due 07/25/2037	28	26
0.544% due 09/25/2042	39	38
3.000% due 10/01/2045	2,600	2,637
3.500% due 11/01/2030 - 10/01/2045	20,900	21,904
4.000% due 10/01/2045	7,400	7,895
Freddie Mac
0.607% due 11/15/2043	690	694
Ginnie Mae
3.500% due 10/01/2045	11,000	11,513
4.000% due 10/01/2045	2,000	2,133

Total U.S. Government Agencies (Cost $46,550)		46,840

U.S. TREASURY OBLIGATIONS 48.3%
U.S. Treasury Bonds
2.000% due 02/15/2025 (j)	4,000	3,986
2.000% due 08/15/2025 (f)	15,400	15,328
2.125% due 05/15/2025	44,350	44,640
3.000% due 11/15/2044	1,200	1,227
3.000% due 05/15/2045	3,000	3,073
3.125% due 08/15/2044	28,300	29,641
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	26,879	26,254
0.125% due 01/15/2023 (h)	3,722	3,594
0.125% due 07/15/2024 (h)	47,038	44,963
0.750% due 02/15/2045	3,851	3,351
U.S. Treasury Notes
1.375% due 08/31/2020 (f)	63,600	63,694
1.875% due 11/30/2021 (h)(j)	28,500	28,880
1.875% due 08/31/2022 (f)	45,500	45,900
2.000% due 07/31/2022 (h)(j)	5,500	5,596
2.125% due 12/31/2021 (j)	37,600	38,627

Total U.S. Treasury Obligations (Cost $354,248)		358,754

MORTGAGE-BACKED SECURITIES 6.0%
BAMLL Commercial Mortgage Securities Trust
1.548% due 12/15/2029	5,600	5,615
Banc of America Funding Trust
2.914% due 01/20/2047 ^	1,657	1,409
BCAP LLC Trust
0.404% due 05/25/2047	382	285
Bear Stearns Adjustable Rate Mortgage Trust
2.526% due 01/25/2034	133	125
2.699% due 08/25/2035	1,096	953
2.833% due 02/25/2034	346	340
Bear Stearns ALT-A Trust
2.784% due 11/25/2036	591	454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		$2,710	$2,245
Berica Residential MBS SRL
0.288% due 03/31/2048	EUR	208	228
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033		$1,100	1,093
2.346% due 09/10/2045 (a)		957	85
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035		50	50
Claris SRL
0.412% due 10/31/2060	EUR	657	716
Commercial Mortgage Trust
1.104% due 06/11/2027		$800	794
Countrywide Alternative Loan Trust
0.404% due 07/25/2046		798	700
0.411% due 12/20/2046		478	358
0.474% due 12/25/2035		37	33
0.694% due 12/25/2035 ^		185	133
6.000% due 01/25/2037 ^		742	638
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		651	567
2.448% due 11/25/2034		31	30
2.454% due 10/19/2032		18	16
2.691% due 08/25/2034 ^		30	26
2.903% due 10/20/2035		479	435
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035		104	107
Credit Suisse First Boston Mortgage Securities Corp.
0.844% due 11/25/2031		60	51
Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,072	1,090
DECO Series
2.960% due 05/13/2045	AUD	491	344
Deco UK PLC
0.741% due 01/27/2020	GBP	659	967
Eurohome UK Mortgages PLC
0.738% due 06/15/2044		389	544
Granite Mortgages PLC
1.267% due 07/20/2043		$512	513
HarborView Mortgage Loan Trust
0.436% due 05/19/2035		1,697	1,416
Hyatt Hotel Portfolio Trust
1.457% due 11/15/2029		5,400	5,409
IndyMac Mortgage Loan Trust
2.642% due 06/25/2035 ^		412	362
4.185% due 05/25/2036 ^		194	167
JPMorgan Mortgage Trust
2.657% due 08/25/2036 ^		52	46
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		14	13
Merrill Lynch Alternative Note Asset Trust
0.394% due 03/25/2037		12,227	6,392
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		6	6
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		927	847
Newgate Funding PLC
0.746% due 12/01/2050	GBP	900	1,150
Puma Series
2.845% due 10/18/2045	AUD	489	342
RMAC PLC
0.094% due 06/12/2037	EUR	1,880	1,889
RMAC Securities PLC
0.739% due 06/12/2044	GBP	822	1,110
Structured Asset Mortgage Investments Trust
0.466% due 07/19/2035		$37	35

94	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^		$67	$43
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^		48	43
Vulcan European Loan Conduit Ltd.
0.256% due 05/15/2017	EUR	103	113
Washington Mutual Mortgage Pass-Through Certificates Trust
0.949% due 02/25/2047 ^		$4,015	2,909
Wells Fargo Commercial Mortgage Trust
1.237% due 02/15/2027		300	298
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 03/25/2035		670	675

Total Mortgage-Backed Securities (Cost $45,647)			44,209

ASSET-BACKED SECURITIES 13.0%
ACE Securities Corp. Home Equity Loan Trust
0.814% due 02/25/2036 ^		600	492
Aimco CLO
0.583% due 08/20/2020		149	148
Ally Auto Receivables Trust
0.480% due 02/15/2017		284	284
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.704% due 10/25/2035		7,530	6,324
1.109% due 01/25/2035		1,110	893
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		825	770
Argent Securities Trust
0.354% due 05/25/2036		14,918	5,654
0.384% due 03/25/2036		1,487	979
Atrium CDO Corp.
1.421% due 11/16/2022		613	614
Bear Stearns Asset-Backed Securities Trust
0.644% due 08/25/2036		300	257
1.589% due 01/25/2035		20	17
Cairn CLO BV
0.313% due 10/15/2022	EUR	10	11
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$3,200	3,200
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		406	287
0.354% due 12/25/2036		249	165
COA Summit CLO Ltd.
1.637% due 04/20/2023		217	217
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		3,019	2,681
0.334% due 05/25/2037		1,800	1,523
0.334% due 08/25/2037		686	540
0.334% due 05/25/2047		2,376	1,863
0.334% due 06/25/2047 ^		1,015	796
0.374% due 11/25/2047 ^		2,820	2,427
0.394% due 06/25/2047		772	577
0.424% due 05/25/2037		2,500	1,565
0.524% due 07/25/2036		230	192
0.634% due 04/25/2036		3,000	2,463
Countrywide Asset-Backed Certificates Trust
0.454% due 09/25/2046		1,400	946
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		177	177
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		2,000	2,000
Franklin CLO Ltd.
0.541% due 08/09/2019		2,869	2,814

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		$2,930	$2,930
Fremont Home Loan Trust
0.344% due 10/25/2036		4,308	2,243
Gallatin CLO Ltd.
1.559% due 07/15/2023		200	200
GE Equipment Transportation LLC
0.550% due 12/23/2016		264	264
GE-WMC Asset-Backed Pass-Through Certificates
0.444% due 12/25/2035		3,019	2,781
GSAMP Trust
0.334% due 06/25/2036		759	651
0.344% due 09/25/2036		1,580	752
1.844% due 10/25/2034		193	181
Harbourmaster CLO BV
0.927% due 02/06/2024	EUR	661	734
HSI Asset Securitization Corp. Trust
0.304% due 12/25/2036		$1,948	819
0.524% due 02/25/2036		1,100	833
JPMorgan Mortgage Acquisition Corp.
0.899% due 09/25/2035		239	182
JPMorgan Mortgage Acquisition Trust
0.454% due 05/25/2037		3,000	2,404
Jubilee CDO BV
0.336% due 09/20/2022	EUR	600	666
LCM LP
1.547% due 10/19/2022		$5,000	4,996
1.549% due 04/15/2022		463	464
Long Beach Mortgage Loan Trust
0.754% due 09/25/2034		331	294
MASTR Asset-Backed Securities Trust
0.434% due 08/25/2036		1,153	594
Merrill Lynch Mortgage Investors Trust
0.264% due 04/25/2047		2,575	1,451
Morgan Stanley ABS Capital, Inc. Trust
0.274% due 09/25/2036		42	24
0.324% due 10/25/2036		169	133
0.994% due 07/25/2037		135	132
Motor PLC
0.674% due 08/25/2021		408	408
Navient Private Education Loan Trust
0.907% due 09/16/2024		608	605
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		1,500	1,505
New Century Home Equity Loan Trust
0.444% due 08/25/2036		17,000	9,923
Nissan Auto Lease Trust
0.480% due 09/15/2016		456	456
NovaStar Mortgage Funding Trust
0.364% due 11/25/2036		2,191	1,040
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		2,089	2,086
OneMain Financial Issuance Trust
2.470% due 09/18/2024		700	701
Option One Mortgage Loan Trust
0.414% due 01/25/2037		181	107
Panther CDO BV
0.304% due 03/20/2084	EUR	929	996
Popular ABS Mortgage Pass-Through Trust
0.444% due 06/25/2047 ^		$1,000	870
Race Point CLO Ltd.
1.637% due 12/15/2022		516	516
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		2,684	1,594
Residential Asset Mortgage Products Trust
1.844% due 11/25/2034		267	254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		$420	$390
0.364% due 11/25/2036		979	864
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		148	148
SLM Student Loan Trust
0.795% due 10/25/2017		17	17
Specialty Underwriting & Residential Finance Trust
1.169% due 12/25/2035		700	625
Structured Asset Investment Loan Trust
1.169% due 09/25/2034		2,435	2,135
Structured Asset Securities Corp. Mortgage Loan Trust
0.354% due 03/25/2036		2,287	1,882
Structured Asset Securities Corp. Trust
0.654% due 09/25/2035		1,200	913
Symphony CLO Ltd.
1.564% due 07/23/2023		3,700	3,702
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		280	279

Total Asset-Backed Securities (Cost $96,725)			96,620

SOVEREIGN ISSUES 4.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	8,100	1,656
10.000% due 01/01/2025		61,100	11,298
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$500	542
Export-Import Bank of Korea
1.036% due 01/14/2017		2,000	2,004
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	152
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2024	EUR	7,600	10,428
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	904
Mexico Government International Bond
4.750% due 06/14/2018	MXN	34,000	2,021
7.750% due 05/29/2031		18,770	1,236
7.750% due 11/23/2034		8,100	532
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,600	1,565

Total Sovereign Issues (Cost $39,701)			32,338

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	179

Total Preferred Securities (Cost $188)			179

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 14.9%

CERTIFICATES OF DEPOSIT 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$1,500	1,500
Credit Suisse
0.669% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.666% due 04/11/2016		700	701

			2,701

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 6.1%
Bacardi USA, Inc.
0.450% due 10/21/2015	$2,000	$2,000
0.510% due 10/14/2015	600	600
Becton Dickinson&Co.
0.490% due 10/22/2015	3,800	3,799
CBS Corp.
0.450% due 10/13/2015	2,800	2,800
CommonWealth Edison
0.510% due 10/06/2015	800	800
0.510% due 10/08/2015	1,200	1,200
Duke Energy Corp.
0.460% due 10/05/2015	400	400
Edison International
0.440% due 10/13/2015	3,800	3,799
0.460% due 10/09/2015	1,100	1,100
ENI Finance USA, Inc.
0.570% due 10/06/2015	1,400	1,400
Enterprise Products Operating LLC
0.450% due 10/23/2015	2,000	2,000
Ford Motor Credit Co.
0.830% due 11/16/2015	5,000	4,997
Hewlett-Packard Co.
0.600% due 10/01/2015	250	250
0.710% due 10/13/2015	1,600	1,600
Hitachi Capital America Corp.
0.510% due 10/28/2015	3,400	3,399
Hyundai Capital America
0.500% due 10/16/2015	3,400	3,399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains All American Pipeline LP
0.450% due 10/02/2015		$2,600	$2,600
Southwestern Energy Co.
1.270% due 10/26/2015		1,000	1,000
Tesco Treasury Services PLC
2.250% due 10/09/2015		400	400
Thermo Fisher Scientific, Inc.
0.700% due 10/16/2015		4,400	4,399
Volvo Group Treasury N.A.
0.510% due 10/06/2015		1,200	1,200
WPP CP LLC
0.540% due 10/09/2015		2,200	2,200

			45,342

REPURCHASE AGREEMENTS (e) 0.6%
			4,759

JAPAN TREASURY BILLS 6.8%
(0.017%) due 12/14/2015 - 12/28/2015 (b)	JPY	6,090,000	50,767

U.S. TREASURY BILLS 1.0%
0.107% due 12/31/2015 - 02/11/2016 (b)(f)(j)		$7,166	7,166

Total Short-Term Instruments (Cost $110,677)			110,735

Total Investments in Securities (Cost $884,347)			872,492

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	16,941	$168

Total Short-Term Instruments (Cost $168)		168

Total Investments in Affiliates (Cost $168)		168

Total Investments 117.5% (Cost $884,515)		$872,660

Financial Derivative Instruments (g)(i) (1.9%) (Cost or Premiums, net $(2,573))		(13,885)

Other Assets and Liabilities, net (15.6%)		(116,165)

Net Assets 100.0%		$742,610

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.070%	09/29/2015	10/06/2015	$4,214	U.S. Treasury Bonds 2.500% due 02/15/2045	$(4,207)	$4,214	$4,214
SSB	0.000%	09/30/2015	10/01/2015	545	U.S. Treasury Notes 4.875% due 08/15/2016	(559)	545	545

Total Repurchase Agreements						$(4,766)	$4,759	$4,759

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.300%	09/25/2015	10/02/2015	$(32,876)	$(32,878)
SGY	0.170%	10/01/2015	10/08/2015	(3,934)	(3,934)

Total Reverse Repurchase Agreements					$(36,812)

96	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.000%	09/21/2015	10/05/2015	$(5,982)	$(5,983)
	0.260%	09/24/2015	10/01/2015	(3,990)	(3,990)
	0.350%	09/25/2015	10/02/2015	(1,300)	(1,300)
NOM	0.150%	09/30/2015	10/07/2015	(4,773)	(4,775)

Total Sale-Buyback Transactions					$(16,048)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $6,288 at a weighted average interest rate of (0.156%).
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES* AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae	3.000%	10/01/2045	$13,600	$(13,664)	$(13,791)
Fannie Mae	3.500%	10/01/2045	54,900	(56,828)	(57,293)
Fannie Mae	3.500%	11/01/2045	10,400	(10,762)	(10,830)
Fannie Mae	4.000%	10/01/2045	37,000	(39,276)	(39,477)
Fannie Mae	4.000%	11/01/2045	28,000	(29,803)	(29,820)
U.S. Treasury Bonds	2.500%	02/15/2045	4,550	(4,146)	(4,205)

Total Short Sales				$(154,479)	$(155,416)

(4)	Payable for short sales includes $12 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $53,590 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BOS	$4,214	$0	$0	$0	$4,214	$(4,207)	$7
JPS	0	(32,878)	0	0	(32,878)	33,049	171
SGY	0	(3,934)	0	0	(3,934)	3,934	0
SSB	545	0	0	0	545	(559)	(14)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(4,205)	(4,205)	0	(4,205)
GSC	0	0	(11,273)	0	(11,273)	11,317	44
NOM	0	0	(4,775)	0	(4,775)	4,778	3

Total Borrowings and Other Financing Transactions	$4,759	$(36,812)	$(16,048)	$(4,205)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(32,878)	$0	$0	$(32,878)

Total	$0	$(32,878)	$0	$0	$(32,878)

Sale-Buyback Transactions
U.S. Treasury Obligations	(3,990)	(12,058)	0	0	(16,048)

Total	$(3,990)	$(12,058)	$0	$0	$(16,048)

Total Borrowings	$(3,990)	$(44,936)	$0	$0	$(48,926)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (6)					$(48,926)

(6)	Unsettled reverse repurchase agreements liability of $(3,934) is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	184	$(138)	$7	$0
90-Day Eurodollar December Futures	Short	12/2016	1,994	(4,851)	75	0
90-Day Eurodollar June Futures	Long	06/2016	911	2,117	0	(34)
90-Day Eurodollar June Futures	Short	06/2017	939	(3,273)	35	0
90-Day Eurodollar March Futures	Long	03/2016	114	240	0	(4)
90-Day Eurodollar September Futures	Short	09/2016	4	(5)	0	0
90-Day Eurodollar September Futures	Short	09/2017	381	(1,439)	14	0
Australia Government 10-Year Bond December Futures	Long	12/2015	10	8	8	(2)
Canada Government 10-Year Bond December Futures	Short	12/2015	133	154	28	(19)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	616	631	0	(19)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	131	(188)	10	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	6	17	4	0
United Kingdom Long Gilt December Futures	Short	12/2015	12	(16)	2	(5)

Total Futures Contracts				$(6,743)	$183	$(83)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$55,440	$1,618	$(2,008)	$199	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	2,000	1	4	4	(1)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	39,000	343	(340)	3	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	9,350	55	(46)	0	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	145,400	773	(1,816)	6	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	21,200	76	(7)	0	(4)

				$2,866	$(4,213)	$212	$(5)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

98	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	809,900	$(2,670)	$(2,733)	$120	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		315,300	(6,090)	(4,657)	130	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		93,400	2,320	693	0	(72)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		30,100	(498)	(499)	25	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		140,900	(4,462)	(5,052)	69	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		23,300	595	829	0	(22)
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		8,900	(279)	(247)	8	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		10,200	398	498	0	(10)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		49,200	(1,967)	(2,613)	151	0
Pay	3-Month USD-LIBOR	2.810%	09/14/2046		2,900	106	106	0	(8)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	2,000	12	(12)	0	(5)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	19,300	(420)	(482)	0	(1)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		20,100	(810)	(614)	0	(63)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		9,800	(135)	(277)	0	(62)
Pay	28-Day MXN-TIIE	6.075%	09/21/2021	MXN	102,600	133	133	31	0
Pay	28-Day MXN-TIIE	5.670%	11/09/2021		30,600	(6)	(6)	10	0
Pay	28-Day MXN-TIIE	5.675%	11/09/2021		106,600	(20)	(186)	33	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		114,400	(19)	(19)	36	0

						$(13,812)	$(15,138)	$613	$(243)

Total Swap Agreements						$(10,946)	$(19,351)	$825	$(248)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $19,512 and cash of $3,352 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$183	$826	$1,009	$0	$(83)	$(248)	$(331)

(4)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	20,701	$		15,295	$751	$0
	11/2015		CNY	40,777			6,510	118	0

BOA	10/2015		JPY	299,250			2,500	5	0
	10/2015	$		11,544		GBP	7,593	0	(57)
	10/2015			1		KRW	1,159	0	0
	11/2015		CNY	12,876	$		2,056	38	0
	11/2015		GBP	7,593			11,542	57	0
	11/2015	$		9,165		AUD	13,155	48	0
	11/2015			1,928		EUR	1,714	0	(11)
	11/2015			859		GBP	554	0	(21)
	11/2015			5,362		JPY	665,700	189	0
	05/2016		BRL	17,278	$		4,927	855	0

BPS	11/2015	$		3,020		CAD	3,978	0	(39)
	11/2015			558		GBP	356	0	(20)
	12/2015		JPY	5,440,000	$		45,174	0	(234)
	12/2015		MXN	84,442			4,962	0	(3)
	08/2016		CNY	24,483			3,700	0	(46)

BRC	11/2015			122,451			18,766	0	(427)
	12/2015	$		530		MXN	9,025	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	10/2015		SGD	9,904	$		7,074	$116	$0
	10/2015	$		10,810		SGD	15,491	73	0
	11/2015		AUD	2,531	$		1,852	79	0
	11/2015		CNY	5,676			906	16	0
	11/2015		EUR	147,901			161,500	48	(3,916)
	11/2015		GBP	343			525	6	0
	11/2015		JPY	1,137,600			9,189	0	(298)
	11/2015	$		26,938		EUR	23,904	83	(293)
	11/2015			11,023		JPY	1,328,903	61	(1)
	12/2015		SGD	15,491	$		10,779	0	(82)

DUB	10/2015		BRL	14,516			3,623	0	(38)
	10/2015	$		3,654		BRL	14,516	8	0
	10/2015		ZAR	3,914	$		311	29	0
	11/2015		CNY	33,319			5,320	97	0
	11/2015	$		3,587		BRL	14,516	34	0

FBF	10/2015			9,678		SGD	13,610	0	(116)
	12/2015			113		MXN	1,953	2	0

GLM	10/2015		TWD	228,383	$		7,102	192	0
	11/2015		AUD	4,511			3,208	49	0
	11/2015		EUR	235			269	6	0
	11/2015		GBP	385			604	22	0
	11/2015		NZD	430			272	0	(2)
	11/2015	$		91		CAD	119	0	(2)
	11/2015			23,749		EUR	20,995	0	(275)
	11/2015			909		JPY	112,142	26	0
	07/2016		BRL	25,470	$		7,108	1,205	0

HUS	10/2015		JPY	4,200,358			35,161	147	0
	10/2015		KRW	18,969,212			16,684	692	0
	11/2015		CNY	13,724			2,191	40	0
	01/2016			104,719			16,037	0	(229)
	08/2016			37,329			5,643	0	(68)
	01/2021		BRL	1,010			156	2	0

JPM	10/2015			14,516			3,654	0	(8)
	10/2015		KRW	8,353,967			7,102	59	0
	10/2015	$		4,032		BRL	14,516	0	(371)
	10/2015			4,910		KRW	5,747,265	2	(66)
	10/2015			1,074		SGD	1,504	0	(17)
	11/2015		CAD	4,045	$		3,070	40	0
	11/2015	$		1,407		CNY	8,980	0	(1)
	11/2015			5,056		EUR	4,493	0	(32)
	11/2015			369		INR	24,003	0	(6)
	05/2016		BRL	23,614	$		6,699	1,134	0

MSB	10/2015	$		34,974		JPY	4,200,358	39	0
	11/2015		JPY	4,200,358	$		34,988	0	(39)
	11/2015	$		4,267		CNY	27,620	57	0
	05/2016		BRL	5,802	$		1,646	279	0

NAB	10/2015	$		44,310		EUR	38,817	0	(936)

NGF	10/2015			3,685		KRW	4,269,994	0	(85)

SCX	10/2015		GBP	7,593	$		11,790	304	0
	10/2015		JPY	347,217			2,900	5	0
	11/2015		AUD	6,649			4,841	184	0
	11/2015		CAD	186			140	1	0
	08/2016		CNY	18,199			2,750	0	(34)

SOG	08/2016			6,612			1,000	0	(12)

UAG	11/2015			41,015			6,549	120	0
	11/2015	$		19,128		EUR	17,099	6	(16)
	11/2015			26,246		JPY	3,148,300	28	(18)
	12/2015			334		MXN	5,607	0	(4)
	08/2016		CNY	5,334	$		807	0	(9)

Total Forward Foreign Currency Contracts								$7,353	$(7,832)

100	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.950%	10/21/2015	$	53,000	$5	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	14,257	$237	$122

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	3,700	24	60

BRC	Call - OTC USD versus CNH		6.500	02/02/2016		387	8	5
	Call - OTC USD versus CNH		7.500	02/02/2016		387	2	1

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		5,500	32	93
	Put - OTC USD versus CNH		6.442	08/17/2016		3,700	19	62

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		8,685	235	160
	Call - OTC USD versus CNH		7.400	02/02/2016		8,685	52	18

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,000	5	17

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		8,298	174	108
	Call - OTC USD versus CNH		7.500	02/02/2016		8,298	46	15

							$834	$661

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	37,000	$41	$122

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		23,200	26	76
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		173,100	193	578
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		30,500	1,520	816
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		24,000	1,198	674

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		29,800	227	1

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		142,500	37	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		242,400	270	799

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		5,900	162	111

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		123,300	123	406
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		122,100	134	403
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		240,800	566	37
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		235,900	613	47
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		81,400	589	791

								$5,699	$4,862

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$16,600	$40	$0

Total Purchased Options						$6,578	$5,523

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	6,300	$(11)	$(14)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		7,000	(4)	(1)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		7,000	(9)	(15)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		7,200	(5)	(1)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		7,200	(9)	(20)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		9,900	(19)	(14)

							$(57)	$(65)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	14,257	$(94)	$(34)
	Call - OTC EUR versus USD		1.154	12/04/2015		14,257	(143)	(92)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	3,700	(46)	(48)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016		774	(8)	(3)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		4,590	(74)	(382)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		5,500	(65)	(73)
	Call - OTC USD versus CNH		6.975	08/17/2016		3,700	(43)	(49)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,500	(144)	(403)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		17,370	(183)	(83)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		1,000	(12)	(13)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		16,596	(152)	(65)

							$(964)	$(1,245)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	4,100	$(8)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		12,400	(135)	(199)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		25,400	(309)	(650)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		25,200	(460)	(148)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		31,100	(642)	(168)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		44,500	(773)	(233)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		7,000	(226)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		50,000	(707)	(1,280)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		5,900	(163)	(212)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		236,700	(497)	(43)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		235,900	(495)	(56)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		128,100	(2,196)	(615)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		10,800	(53)	(97)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		10,800	(53)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		37,600	(458)	(386)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		26,400	(298)	(121)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		18,500	(588)	(685)

								$(8,061)	$(4,916)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$33,200	$(40)	$0

Total Written Options						$(9,122)	$(6,226)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	463	$1,017,540	AUD	20,800	CAD	0	EUR	61,195	$(9,225)
Sales	92	294,741		0		25,132		155,500	(3,958)
Closing Buys	(555)	(136,151)		(20,800)		(12,566)		(120,261)	2,435
Expirations	0	(98,000)		0		(12,566)		(47,437)	1,099
Exercised	0	(32,200)		0		0		(20,483)	527

Balance at End of Period	0	$1,045,930	AUD	0	CAD	0	EUR	28,514	$(9,122)

102	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	$	500	$(11)	$(13)	$0	$(24)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246		300	(4)	(4)	0	(8)

DUB	Brazil Government International Bond	1.000%	12/20/2016	3.246		300	(4)	(4)	0	(8)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246		800	(10)	(11)	0	(21)
	Greece Government International Bond	1.000%	12/20/2015	36.531	EUR	300	(29)	(12)	0	(41)
	Greece Government International Bond	1.000%	12/20/2015	37.167	$	1,100	(81)	(60)	0	(141)
	Greece Government International Bond	1.000%	12/20/2016	23.368		500	(70)	(50)	0	(120)

HUS	Brazil Government International Bond	1.000%	12/20/2019	4.714		500	(13)	(56)	0	(69)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212		1,400	(32)	(35)	0	(67)
	South Africa Government International Bond	1.000%	12/20/2019	2.650		2,400	(90)	(65)	0	(155)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246		400	(5)	(6)	0	(11)
	China Government International Bond	1.000%	12/20/2019	1.030		13,500	102	(115)	0	(13)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212		500	(11)	(13)	0	(24)

							$(258)	$(444)	$0	$(702)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$800	$107	$(20)	$87	$0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	800	107	(19)	88	0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	101	0	0	0	0

					$ 214	$(39)	$175	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	620	$(1)	$87	$86	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		60	0	(2)	0	(2)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	18,700	26	(422)	0	(396)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	9,000	(12)	(5)	0	(17)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	310	2	41	43	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	6,100	43	(206)	0	(163)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		16,600	2	(383)	0	(381)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		70,900	(20)	(1,482)	0	(1,502)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		42,100	3	(808)	0	(805)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	2,400	0	(3)	0	(3)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	240	0	14	14	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	3,500	2	(76)	0	(74)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		7,000	(1)	(123)	0	(124)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	2,200	(1)	(26)	0	(27)

DUB	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	4,500	1	(104)	0	(103)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		121,400	(13)	(2,559)	0	(2,572)
	Pay	1-Year BRL-CDI	12.330%	01/04/2021		32,000	(34)	(659)	0	(693)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	12.600%	01/04/2021	BRL	31,200	$2	$(599)	$0	$(597)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		6,800	(2)	(118)	0	(120)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	200	1	11	12	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		400	0	56	56	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		166	(1)	12	11	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		200	2	23	25	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		60	1	(3)	0	(2)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	45,000	48	(1,001)	0	(953)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		14,500	(2)	(252)	0	(254)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		5,900	15	(120)	0	(105)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	4,220	0	68	68	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	35,700	0	(24)	0	(24)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		8,500	8	(188)	0	(180)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		28,400	24	(527)	0	(503)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		13,700	0	6	6	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	15,200	(47)	(9)	0	(56)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		22,300	(2)	23	21	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		12,400	(2)	(154)	0	(156)

HUS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	13,100	(26)	(275)	0	(301)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		57,100	57	(1,267)	0	(1,210)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		7,100	(5)	(121)	0	(126)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	300	2	35	37	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		310	1	42	43	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	38,000	(59)	(1,158)	0	(1,217)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		8,300	3	(179)	0	(176)

							$15	$(12,435)	$422	$(12,842)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Receive	RALVEIUT Index	1,735,932	1-Month USD-LIBOR plus a specified spread	10/26/2015	$188,375		$2,431	$2,431	$0
	Receive	RALVEIUT Index	1,084,056	1-Month USD-LIBOR plus a specified spread	11/20/2015	119,608		(462)	0	(462)

CBK	Receive	RALVEIUT Index	387,785	1-Month USD-LIBOR plus a specified spread	04/15/2016	42,749		(134)	0	(134)

DUB	Receive	RALVEIUT Index	2,099,747	1-Month USD-LIBOR plus a specified spread	10/05/2015	232,163		(1,433)	0	(1,433)
	Receive	RALVEIUT Index	21,243	1-Month USD-LIBOR plus a specified spread	01/29/2016	2,355		(3)	0	(3)

JPM	Receive	RALVEIET Index	1,411,161	1-Month USD-LIBOR plus a specified spread	09/15/2016	155,933		(833)	0	(833)

								$(434)	$2,431	$(2,865)

Total Swap Agreements							$(29)	$(13,352)	$3,028	$(16,409)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

104	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $29,888 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$869	$0	$0	$869	$0	$0	$0	$0	$869	$(740)	$129
BOA	1,192	122	173	1,487	(89)	(976)	(439)	(1,504)	(17)	(310)	(327)
BPS	0	60	43	103	(342)	(48)	(2,854)	(3,244)	(3,141)	3,511	370
BRC	1	6	2,431	2,438	(427)	(33)	(470)	(930)	1,508	2,727	4,235
CBK	482	122	102	706	(4,590)	0	(359)	(4,949)	(4,243)	6,267	2,024
DUB	168	2,144	0	2,312	(38)	(549)	(5,529)	(6,116)	(3,804)	165	(3,639)
FBF	2	1	104	107	(116)	(383)	(1,314)	(1,813)	(1,706)	1,999	293
GLM	1,500	800	95	2,395	(279)	(1,280)	(919)	(2,478)	(83)	(580)	(663)
GST	0	0	0	0	0	0	(323)	(323)	(323)	541	218
HUS	881	155	0	1,036	(297)	(122)	(1,928)	(2,347)	(1,311)	809	(502)
JPM	1,235	289	37	1,561	(501)	(733)	(881)	(2,115)	(554)	2,742	2,188
MSB	375	0	0	375	(39)	0	0	(39)	336	(280)	56
MYC	0	1,684	43	1,727	0	(2,024)	(1,393)	(3,417)	(1,690)	2,040	350
NAB	0	0	0	0	(936)	0	0	(936)	(936)	843	(93)
NGF	0	0	0	0	(85)	0	0	(85)	(85)	0	(85)
SCX	494	0	0	494	(34)	0	0	(34)	460	294	754
SOG	0	17	0	17	(12)	(13)	0	(25)	(8)	0	(8)
UAG	154	123	0	277	(47)	(65)	0	(112)	165	(210)	(45)

Total Over the Counter	$7,353	$5,523	$3,028	$15,904	$(7,832)	$(6,226)	$(16,409)	$(30,467)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$183	$183
Swap Agreements	0	212	0	0	614	826

	$0	$212	$0	$0	$797	$1,009

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,353	$0	$7,353
Purchased Options	0	0	0	661	4,862	5,523
Swap Agreements	0	175	2,431	0	422	3,028

	$0	$175	$2,431	$8,014	$5,284	$15,904

	$0	$387	$2,431	$8,014	$6,081	$16,913

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$83	$83
Swap Agreements	0	5	0	0	243	248

	$0	$5	$0	$0	$326	$331

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,832	$0	$7,832
Written Options	0	65	0	1,245	4,916	6,226
Swap Agreements	0	702	2,865	0	12,842	16,409

	$0	$767	$2,865	$9,077	$17,758	$30,467

	$0	$772	$2,865	$9,077	$18,084	$30,798

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Schedule of Investments PIMCO RAE Low Volatility PLUS Fund (Cont.)

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(20)	$(20)
Written Options	0	0	0	0	250	250
Futures	0	0	0	0	(529)	(529)
Swap Agreements	0	2,012	0	0	(21,648)	(19,636)

	$0	$2,012	$0	$0	$(21,947)	$(19,935)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,389	$0	$12,389
Purchased Options	0	0	0	(567)	(387)	(954)
Written Options	0	56	0	1,792	847	2,695
Swap Agreements	0	427	(6,109)	(37)	(611)	(6,330)

	$0	$483	$(6,109)	$13,577	$(151)	$7,800

	$0	$2,495	$(6,109)	$13,577	$(22,098)	$(12,135)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(9)	$(9)
Written Options	0	0	0	0	109	109
Futures	0	0	0	0	(4,349)	(4,349)
Swap Agreements	0	(5,203)	0	0	16,795	11,592

	$0	$(5,203)	$0	$0	$12,546	$7,343

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,251)	$0	$(14,251)
Purchased Options	0	(5)	0	59	332	386
Written Options	0	(8)	0	109	3,024	3,125
Swap Agreements	0	(64)	(35,562)	14	(11,088)	(46,700)

	$0	$(77)	$(35,562)	$(14,069)	$(7,732)	$(57,440)

	$0	$(5,280)	$(35,562)	$(14,069)	$4,814	$(50,097)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$386	$0	$386
Corporate Bonds & Notes
Banking & Finance	244	134,152	0	134,396
Industrials	0	26,021	0	26,021
Utilities	0	19,671	0	19,671
Municipal Bonds & Notes
Illinois	0	708	0	708
West Virginia	0	1,635	0	1,635
U.S. Government Agencies	0	46,840	0	46,840
U.S. Treasury Obligations	0	358,754	0	358,754
Mortgage-Backed Securities	0	44,209	0	44,209
Asset-Backed Securities	0	96,620	0	96,620
Sovereign Issues	0	32,338	0	32,338
Preferred Securities
Banking & Finance	179	0	0	179
Short-Term Instruments
Certificates of Deposit	0	2,701	0	2,701
Commercial Paper	0	45,342	0	45,342
Repurchase Agreements	0	4,759	0	4,759
Japan Treasury Bills	0	50,767	0	50,767
U.S. Treasury Bills	0	7,166	0	7,166
	$423	$872,069	$0	$872,492

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$168	$0	$0	$168

Total Investments	$591	$872,069	$0	$872,660

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(151,211)	0	(151,211)
U.S. Treasury Obligations	0	(4,205)	0	(4,205)
	$0	$(155,416)	$0	$(155,416)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	183	825	0	1,008
Over the counter	0	15,904	0	15,904
	$183	$16,729	$0	$16,912

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(83)	(248)	0	(331)
Over the counter	0	(30,467)	0	(30,467)
	$(83)	$(30,715)	$0	$(30,798)

Totals	$691	$702,667	$0	$703,358

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

106	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.5%

CORPORATE BONDS & NOTES 26.9%

BANKING & FINANCE 18.5%
ABN AMRO Bank NV
4.750% due 07/28/2025		$800	$796
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		5,000	4,933
4.750% due 09/10/2018		5,800	5,930
8.000% due 03/15/2020		241	278
American Honda Finance Corp.
0.784% due 10/07/2016		9,100	9,130
Banca Carige SpA
3.750% due 11/25/2016	EUR	15,000	17,384
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		18,150	21,129
5.000% due 02/09/2019		4,100	5,073
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		$400	424
Banco Bradesco S.A.
4.500% due 01/12/2017		3,300	3,295
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,500	3,538
Banco Santander Brasil S.A.
4.625% due 02/13/2017		14,100	14,170
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	800	834
Bank of America Corp.
1.196% due 04/01/2019		$6,000	6,009
2.000% due 01/11/2018		600	603
2.650% due 04/01/2019		1,200	1,215
3.625% due 03/17/2016		2,200	2,229
4.125% due 01/22/2024		4,900	5,133
5.000% due 05/13/2021		600	662
5.650% due 05/01/2018		6,500	7,095
5.700% due 01/24/2022		400	457
5.750% due 12/01/2017		1,200	1,298
6.000% due 09/01/2017		1,700	1,833
6.100% due 03/17/2025 (d)		800	779
6.400% due 08/28/2017		1,000	1,086
7.625% due 06/01/2019		4,500	5,301
Bank of America N.A.
0.731% due 05/08/2017		32,800	32,706
5.300% due 03/15/2017		300	315
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,400	1,585
Barclays Bank PLC
7.625% due 11/21/2022		$2,250	2,526
7.750% due 04/10/2023		1,500	1,609
10.179% due 06/12/2021		33,800	44,357
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	800	947
BBVA Bancomer S.A.
6.750% due 09/30/2022		$10,500	11,392
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,745
7.250% due 02/01/2018		17,500	19,599
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		1,150	1,152
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		1,000	1,007
BPCE S.A.
0.964% due 06/17/2017		16,600	16,570
1.386% due 03/06/2017	GBP	600	911
Caixa Economica Federal
4.250% due 05/13/2019		$6,600	5,812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup, Inc.
0.603% due 06/09/2016		$31,300	$31,149
1.001% due 11/15/2016		23,800	23,836
5.950% due 05/15/2025 (d)		6,300	5,946
Compass Bank
6.400% due 10/01/2017		5,800	6,269
Credit Agricole S.A.
0.881% due 06/12/2017		24,300	24,292
7.875% due 01/23/2024 (d)		200	199
Credit Suisse
0.633% due 03/11/2016		18,900	18,895
Credit Suisse AG
6.500% due 08/08/2023		10,000	10,794
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		600	564
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		250	243
Depfa ACS Bank
3.875% due 11/14/2016	EUR	9,300	10,824
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	824
2.375% due 05/25/2016		$1,000	1,003
5.500% due 05/25/2016		200	204
5.500% due 06/26/2017		3,500	3,692
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	6,000	9,025
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$1,250	1,254
2.500% due 01/15/2016		800	804
General Electric Capital Corp.
0.535% due 12/29/2016		11,300	11,290
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,200	6,212
2.750% due 05/15/2016		1,600	1,610
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	2,400	2,709
4.250% due 01/18/2017		13,100	15,441
Goldman Sachs Group, Inc.
1.454% due 04/23/2020		$8,400	8,431
6.250% due 09/01/2017		1,600	1,741
7.500% due 02/15/2019		8,300	9,706
HBOS PLC
1.027% due 09/30/2016		1,600	1,598
6.750% due 05/21/2018		3,000	3,314
HSBC Holdings PLC
4.250% due 08/18/2025		4,600	4,544
HSBC USA, Inc.
1.081% due 08/07/2018		2,100	2,097
International Lease Finance Corp.
6.750% due 09/01/2016		500	518
IPIC GMTN Ltd.
1.750% due 11/30/2015		6,600	6,621
JPMorgan Chase & Co.
0.841% due 02/15/2017		3,400	3,398
3.900% due 07/15/2025		9,000	9,218
KBC Bank NV
8.000% due 01/25/2023		800	876
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	800	1,225
Macquarie Bank Ltd.
6.625% due 04/07/2021		$400	449
Morgan Stanley
1.575% due 04/25/2018		2,350	2,385
5.500% due 01/26/2020		3,400	3,802
5.950% due 12/28/2017		3,600	3,924
Navient Corp.
8.450% due 06/15/2018		800	824

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Bank AB
0.685% due 04/04/2017		$4,200	$4,196
PHH Corp.
6.375% due 08/15/2021		3,200	2,896
Rabobank Group
8.375% due 07/26/2016 (d)		400	414
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	2,935
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		$700	700
8.000% due 08/10/2025 (d)		400	404
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		8,200	8,193
Stadshypotek AB
1.250% due 05/23/2018		8,200	8,172
4.250% due 10/10/2017	AUD	400	289
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$3,200	3,304
Swedbank Hypotek AB
1.375% due 03/28/2018		3,100	3,098
Toronto-Dominion Bank
0.765% due 07/02/2019		10,400	10,337
2.125% due 07/02/2019		800	805
UBS AG
0.949% due 08/14/2019		9,800	9,775
1.026% due 03/26/2018		18,800	18,809
7.250% due 02/22/2022		1,200	1,251
7.625% due 08/17/2022		950	1,095
Wachovia Corp.
0.607% due 06/15/2017		2,300	2,293
Wells Fargo & Co.
0.736% due 09/14/2018		8,300	8,268
0.755% due 04/22/2019		8,900	8,870
1.175% due 07/22/2020		600	603
2.600% due 07/22/2020		200	202
WM Covered Bond Program
4.000% due 11/26/2016	EUR	5,920	6,864

			618,370

INDUSTRIALS 4.7%
AbbVie, Inc.
1.061% due 11/06/2015		$5,500	5,502
1.800% due 05/14/2018		1,900	1,896
2.500% due 05/14/2020		800	796
3.200% due 11/06/2022		200	199
3.600% due 05/14/2025		700	693
4.500% due 05/14/2035		500	477
4.700% due 05/14/2045		400	390
Actavis Funding SCS
1.591% due 03/12/2020		5,800	5,752
4.750% due 03/15/2045		2,000	1,824
ADT Corp.
4.875% due 07/15/2042		2,200	1,595
Altice Financing S.A.
6.625% due 02/15/2023		2,500	2,406
Altice Finco S.A.
7.625% due 02/15/2025		500	467
Altice Luxembourg S.A.
7.625% due 02/15/2025		1,100	967
Amgen, Inc.
0.929% due 05/22/2019		3,800	3,775
2.200% due 05/22/2019		16,900	16,966
BMW U.S. Capital LLC
0.669% due 06/02/2017		9,600	9,570
California Resources Corp.
5.500% due 09/15/2021		5,125	3,152

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian National Railway Co.
0.501% due 11/06/2015		$5,700	$5,699
CCO Safari LLC
3.579% due 07/23/2020		400	397
4.464% due 07/23/2022		2,900	2,903
4.908% due 07/23/2025		1,900	1,895
6.384% due 10/23/2035		300	304
6.484% due 10/23/2045		700	708
6.834% due 10/23/2055		100	100
CNPC General Capital Ltd.
1.209% due 05/14/2017		5,500	5,478
2.750% due 05/14/2019		2,000	2,008
CVS Health Corp.
1.900% due 07/20/2018		1,900	1,914
2.800% due 07/20/2020		700	712
3.500% due 07/20/2022		200	207
3.875% due 07/20/2025		2,200	2,273
4.875% due 07/20/2035		600	632
5.125% due 07/20/2045		900	972
Devon Energy Corp.
0.787% due 12/15/2015		1,200	1,199
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,600	10,985
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$700	701
2.000% due 07/02/2018		700	701
2.800% due 07/02/2020		400	403
3.500% due 07/15/2022		200	205
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		300	319
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,731
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017		400	399
Pioneer Natural Resources Co.
5.875% due 07/15/2016		5,891	6,094
QUALCOMM, Inc.
4.650% due 05/20/2035		800	732
4.800% due 05/20/2045		1,000	877
Roche Holdings, Inc.
0.667% due 09/30/2019		5,200	5,181
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		5,900	6,111
Tesco PLC
6.125% due 02/24/2022	GBP	1,400	2,260
Viacom, Inc.
5.850% due 09/01/2043		$3,700	3,448
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		15,297	14,287
Volkswagen International Finance NV
0.654% due 11/18/2015		13,400	13,365
Zimmer Biomet Holdings, Inc.
4.450% due 08/15/2045		4,900	4,550

			156,385

UTILITIES 3.7%
AES Corp.
3.324% due 06/01/2019		10,400	9,906
AT&T, Inc.
1.257% due 06/30/2020		2,000	1,986
2.450% due 06/30/2020		500	494
3.000% due 06/30/2022		2,600	2,541
3.400% due 05/15/2025		1,400	1,340
4.500% due 05/15/2035		300	276
4.750% due 05/15/2046		300	276

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BellSouth Corp.
4.821% due 04/26/2021		$17,400	$17,756
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,809	1,018
Petrobras Global Finance BV
2.694% due 03/17/2017		8,200	7,072
2.750% due 01/15/2018	EUR	5,400	4,869
3.214% due 03/17/2020		$1,800	1,237
3.250% due 03/17/2017		3,600	3,186
3.250% due 04/01/2019	EUR	2,800	2,300
3.750% due 01/14/2021		1,600	1,270
3.875% due 01/27/2016		$3,400	3,345
4.250% due 10/02/2023	EUR	700	542
4.875% due 03/17/2020		$500	368
5.750% due 01/20/2020		600	452
6.250% due 12/14/2026	GBP	500	484
7.875% due 03/15/2019		$500	412
Shell International Finance BV
0.531% due 11/15/2016		4,800	4,801
Sprint Communications, Inc.
8.375% due 08/15/2017		17,400	17,391
SSE PLC
5.625% due 10/01/2017 (d)	EUR	1,000	1,184
Verizon Communications, Inc.
1.104% due 06/17/2019		$2,000	1,988
1.867% due 09/15/2016		11,500	11,612
2.086% due 09/14/2018		15,800	16,257
2.625% due 02/21/2020		4,243	4,273
5.150% due 09/15/2023		3,000	3,315

			121,951

Total Corporate Bonds & Notes (Cost $934,409)			896,706

MUNICIPAL BONDS & NOTES 0.3%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		1,100	1,127
7.750% due 01/01/2042		1,800	1,804

			2,931

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,299

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	962

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,395	5,591

Total Municipal Bonds & Notes (Cost $10,566)			10,783

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.875% due 10/26/2017 (h)(j)		40,500	40,630
3.500% due 10/01/2020 - 11/01/2030		127,841	135,076
Freddie Mac
0.607% due 11/15/2043		690	694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 03/08/2017 (h)		$4,900	$4,932
Ginnie Mae
3.500% due 05/15/2042 - 10/01/2045		36,320	38,049
4.000% due 10/01/2045		7,000	7,464
NCUA Guaranteed Notes
0.573% due 11/06/2017		511	512

Total U.S. Government Agencies (Cost $225,989)			227,357

U.S. TREASURY OBLIGATIONS 33.6%
U.S. Treasury Bonds
2.000% due 08/15/2025		49,050	48,821
2.125% due 05/15/2025 (j)		75,150	75,641
2.250% due 11/15/2024 (h)(j)		15,000	15,289
2.750% due 11/15/2023 (h)(j)		900	959
3.000% due 11/15/2044 (j)		3,150	3,220
3.000% due 05/15/2045 (j)		11,400	11,678
3.125% due 08/15/2044 (j)		91,050	95,365
4.250% due 05/15/2039 (j)		700	883
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)(j)		31,134	30,409
0.125% due 07/15/2024 (h)(j)		105,635	100,975
0.250% due 01/15/2025 (j)		13,653	13,108
0.750% due 02/15/2045 (j)		15,202	13,227
1.750% due 01/15/2028 (j)		4,898	5,425
2.375% due 01/15/2027 (j)		92,307	108,238
2.500% due 01/15/2029 (h)(j)		28,012	33,671
U.S. Treasury Notes
1.375% due 08/31/2020 (f)(h)(j)		73,000	73,108
1.875% due 11/30/2021 (h)(j)		90,400	91,606
1.875% due 08/31/2022 (j)		306,600	309,293
2.000% due 07/31/2022 (h)(j)		86,900	88,416

Total U.S. Treasury Obligations (Cost $1,098,081)			1,119,332

MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust
2.775% due 01/25/2036 ^		18,166	16,429
Alba PLC
2.838% due 12/16/2042	GBP	4,094	6,207
Banc of America Mortgage Trust
2.789% due 05/25/2033		$218	221
5.500% due 02/25/2035		810	821
BCAP LLC Trust
0.404% due 05/25/2047		381	284
Bear Stearns Adjustable Rate Mortgage Trust
2.833% due 02/25/2034		346	340
2.915% due 08/25/2035		3,717	3,699
4.157% due 02/25/2036		37	35
Bear Stearns ALT-A Trust
2.709% due 11/25/2036		1,296	942
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		8,088	6,698
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033		18,700	18,589
2.346% due 09/10/2045 (a)		7,656	677
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037		3,786	2,739
Claris SRL
0.412% due 10/31/2060	EUR	2,866	3,125
Commercial Mortgage Trust
1.104% due 06/11/2027		$14,400	14,300
Countrywide Alternative Loan Trust
0.411% due 12/20/2046		4,341	3,246
6.000% due 08/25/2036 ^		5,869	5,530

108	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.594% due 11/25/2035		$622	$599
Countrywide Home Loan Reperforming REMIC Trust
6.500% due 03/25/2035		415	429
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		11,937	12,314
DBRR Trust
0.853% due 02/25/2045		89	89
Deutsche ALT-A Securities, Inc.
0.384% due 02/25/2037		9,017	6,773
Eddystone Finance PLC
1.109% due 04/19/2021	GBP	7,115	10,531
Giovecca Mortgages SRL
0.581% due 04/23/2048	EUR	3,310	3,699
Granite Master Issuer PLC
0.748% due 12/20/2054	GBP	7,150	10,771
Granite Mortgages PLC
1.267% due 07/20/2043		$635	636
GSR Mortgage Loan Trust
2.587% due 04/25/2036		349	316
2.702% due 09/25/2035		811	815
3.749% due 11/25/2035		542	524
HarborView Mortgage Loan Trust
0.416% due 09/19/2046		458	350
0.456% due 12/19/2036 ^		73	51
JPMorgan Chase Commercial Mortgage Securities Trust
5.811% due 06/12/2043		3,285	3,345
JPMorgan Mortgage Trust
6.000% due 06/25/2037		5,764	5,020
LB Commercial Mortgage Trust
6.051% due 07/15/2044		14,871	15,810
Leo-Mesdag BV
0.347% due 08/29/2019	EUR	7,177	7,895
Merrill Lynch Alternative Note Asset Trust
0.394% due 03/25/2037		$59,952	31,191
Merrill Lynch Mortgage Investors Trust
1.197% due 10/25/2035		36	35
Prime Mortgage Trust
0.594% due 02/25/2034		793	751
RMAC PLC
0.094% due 06/12/2037	EUR	1,846	1,855
Royal Bank of Scotland Capital Funding Trust
6.114% due 06/16/2049		$2,042	2,112
Structured Adjustable Rate Mortgage Loan Trust
1.344% due 12/25/2037		13,163	8,743
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037		745	559
0.394% due 10/25/2036		4,063	3,307
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032		7	7
2.516% due 02/25/2032		9	9
WaMu Mortgage Pass-Through Certificates Trust
1.583% due 08/25/2042		5	4
2.159% due 09/25/2046		1,137	1,044
Washington Mutual Mortgage Pass-Through Certificates Trust
0.314% due 10/25/2036 ^		11,429	6,036
0.949% due 02/25/2047 ^		16,502	11,955
2.166% due 02/25/2033		444	430
Wells Fargo Commercial Mortgage Trust
1.237% due 02/15/2027		7,300	7,260

Total Mortgage-Backed Securities (Cost $249,984)			239,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 11.7%
ACE Securities Corp. Home Equity Loan Trust
0.844% due 07/25/2035		$500	$423
1.169% due 05/25/2034		4,296	3,989
2.069% due 05/25/2034		620	547
Ally Auto Receivables Trust
0.480% due 02/15/2017		4,179	4,177
Ameriquest Mortgage Securities Trust
0.584% due 03/25/2036		400	345
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.109% due 01/25/2035		4,558	3,666
Argent Securities Trust
0.384% due 03/25/2036		6,669	4,389
Asset-Backed Funding Certificates Trust
1.194% due 06/25/2037		78	58
Atrium CDO Corp.
1.421% due 11/16/2022		10,076	10,088
Cairn CLO BV
0.313% due 10/15/2022	EUR	120	134
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$13,900	13,902
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		1,204	796
0.434% due 10/25/2036		2,131	2,069
0.494% due 10/25/2036		13,066	10,362
4.614% due 10/25/2037		1,600	1,501
COA Summit CLO Ltd.
1.637% due 04/20/2023		217	217
Countrywide Asset-Backed Certificates
0.334% due 08/25/2037		2,487	1,959
0.334% due 05/25/2047		3,909	3,065
0.334% due 06/25/2047 ^		1,093	857
0.374% due 11/25/2047 ^		16,683	14,092
0.394% due 06/25/2047		3,089	2,307
0.414% due 05/25/2047		5,000	3,362
0.424% due 05/25/2037		11,500	7,197
0.434% due 03/25/2036		2,877	2,594
0.524% due 07/25/2036		1,305	1,090
Countrywide Asset-Backed Certificates Trust
0.344% due 03/25/2047		16,761	15,084
0.454% due 09/25/2046		5,600	3,783
Doral CLO Ltd.
1.532% due 05/26/2023		11,540	11,543
First Franklin Mortgage Loan Trust
0.304% due 12/25/2037		19,357	11,614
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		3,934	3,933
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,000	2,999
Franklin CLO Ltd.
0.541% due 08/09/2019		9,324	9,145
Fraser Sullivan CLO Ltd.
0.645% due 12/20/2020		32	32
Fremont Home Loan Trust
0.344% due 10/25/2036		16,516	8,599
Gallatin CLO Ltd.
1.559% due 07/15/2023		4,300	4,297
GE Equipment Transportation LLC
0.550% due 12/23/2016		942	942
GE-WMC Asset-Backed Pass-Through Certificates
0.444% due 12/25/2035		9,906	9,125
Golden Knight CDO Ltd.
0.529% due 04/15/2019		419	416
GSAMP Trust
1.844% due 10/25/2034		832	778

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Loan Trust
0.354% due 04/25/2037		$5,200	$4,249
HSI Asset Securitization Corp. Trust
0.524% due 02/25/2036		5,000	3,788
JPMorgan Mortgage Acquisition Trust
0.454% due 05/25/2037		5,600	4,488
LCM LP
1.549% due 04/15/2022		12,046	12,059
Madison Park Funding Ltd.
1.611% due 08/15/2022		9,800	9,802
MASTR Asset-Backed Securities Trust
0.434% due 08/25/2036		4,665	2,404
Merrill Lynch Mortgage Investors Trust
0.264% due 04/25/2047		11,890	6,701
Morgan Stanley ABS Capital, Inc. Trust
0.274% due 09/25/2036		191	110
0.324% due 10/25/2036		733	574
0.444% due 03/25/2037		1,725	898
1.124% due 03/25/2035		900	887
Motor PLC
0.674% due 08/25/2021		5,804	5,804
Nissan Auto Lease Trust
0.480% due 09/15/2016		5,850	5,848
NovaStar Mortgage Funding Trust
0.364% due 11/25/2036		10,292	4,885
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		7,406	7,397
OHA Intrepid Leveraged Loan Fund Ltd.
1.209% due 04/20/2021		3,682	3,683
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,307
Panther CDO BV
0.304% due 03/20/2084	EUR	3,068	3,290
Popular ABS Mortgage Pass-Through Trust
0.444% due 06/25/2047 ^		$4,250	3,699
Race Point CLO Ltd.
1.637% due 12/15/2022		516	516
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		10,395	6,174
Residential Asset Mortgage Products Trust
0.414% due 12/25/2036		8,872	7,010
0.819% due 07/25/2034		13,707	9,284
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		1,825	1,697
0.434% due 08/25/2036		11,000	7,522
0.634% due 12/25/2035		13,186	9,701
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		2,805	2,804
Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2036		2,511	1,462
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	2,202	2,399
Soundview Home Loan Trust
0.304% due 02/25/2037		$574	242
0.344% due 06/25/2036		423	389
0.434% due 07/25/2036		12,000	7,650
0.444% due 07/25/2037		4,360	2,759
South Texas Higher Education Authority, Inc.
0.826% due 10/01/2020		2,843	2,845
Specialty Underwriting & Residential Finance Trust
1.169% due 12/25/2035		3,000	2,677
Stone Tower CLO Ltd.
0.509% due 04/17/2021		2,332	2,312
Structured Asset Investment Loan Trust
0.974% due 02/25/2035		12,000	9,154
Structured Asset Securities Corp. Mortgage Loan Trust
0.424% due 01/25/2037		5,446	3,418

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.534% due 02/25/2036		$2,500	$2,251
0.564% due 04/25/2036		2,500	2,175
0.644% due 05/25/2037		6,900	5,507
Structured Asset Securities Corp. Trust
0.654% due 09/25/2035		5,100	3,882
Symphony CLO LP
1.383% due 01/09/2023		8,274	8,252
Symphony CLO Ltd.
1.564% due 07/23/2023		7,800	7,804
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		2,392	2,391
Venture CDO Ltd.
0.515% due 07/22/2021		698	688
Voya CLO Ltd.
1.609% due 10/15/2022		16,000	15,989

Total Asset-Backed Securities (Cost $390,599)			391,303

SOVEREIGN ISSUES 6.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	46,200	9,444
10.000% due 01/01/2025		379,800	70,227
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$7,600	8,243
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,129
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	151
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	50	69
4.500% due 03/01/2024		23,270	31,929
4.750% due 08/01/2023		14,700	20,401
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,725
Mexico Government International Bond
4.750% due 06/14/2018	MXN	95,600	5,683
Province of Ontario
3.000% due 07/16/2018		$15,000	15,730
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,300	8,119
Spain Government International Bond
2.750% due 10/31/2024		200	241
3.800% due 04/30/2024		11,700	15,205
5.150% due 10/31/2044		8,300	13,121

Total Sovereign Issues (Cost $251,670)			205,417

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040	7,000	$179

Total Preferred Securities (Cost $188)		179

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.9%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	$7,500	7,499
Credit Suisse
0.669% due 01/28/2016	2,800	2,800

		10,299

COMMERCIAL PAPER 6.0%
Amcor Ltd.
0.620% due 10/20/2015	12,200	12,198
Bacardi USA, Inc.
0.450% due 10/21/2015	10,000	9,998
0.510% due 10/14/2015	1,200	1,200
Becton Dickinson&Co.
0.490% due 10/22/2015	3,600	3,599
CBS Corp.
0.450% due 10/13/2015	2,400	2,400
CommonWealth Edison
0.480% due 10/22/2015	2,900	2,899
0.510% due 10/06/2015	5,800	5,800
0.510% due 10/08/2015	1,000	1,000
Duke Energy Corp.
0.460% due 10/19/2015	12,100	12,098
Edison International
0.440% due 10/13/2015	11,200	11,199
0.460% due 10/09/2015	4,700	4,700
ENI Finance USA, Inc.
0.570% due 10/06/2015	7,100	7,100
Enterprise Products Operating LLC
0.450% due 10/23/2015	12,200	12,198
Ford Motor Credit Co.
0.830% due 11/16/2015	22,200	22,185
Hewlett-Packard Co.
0.600% due 10/01/2015	7,450	7,450
0.670% due 10/06/2015	1,300	1,300
0.710% due 10/13/2015	6,800	6,800
Hitachi Capital America Corp.
0.510% due 10/28/2015	15,600	15,597

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyundai Capital America
0.500% due 10/16/2015		$11,600	$11,599
Plains All American Pipeline LP
0.450% due 10/02/2015		17,700	17,700
Southwestern Energy Co.
1.270% due 10/26/2015		4,800	4,798
Tesco Treasury Services PLC
2.250% due 10/09/2015		1,600	1,599
Thermo Fisher Scientific, Inc.
0.700% due 10/16/2015		16,400	16,397
Volvo Group Treasury N.A.
0.510% due 10/06/2015		4,800	4,800
WPP CP LLC
0.540% due 10/09/2015		3,400	3,400

			200,014

JAPAN TREASURY BILLS 6.9%
(0.016%) due 12/14/2015 - 12/28/2015 (b)	JPY	27,520,000	229,408

U.S. TREASURY BILLS 5.7%
0.139% due 11/12/2015 - 02/18/2016 (b)(f)(h)(j)		$190,208	190,196

Total Short-Term Instruments (Cost $629,589)			629,917

Total Investments in Securities (Cost $3,791,075)			3,720,141

		SHARES
INVESTMENTS IN AFFILIATES 10.5%

SHORT-TERM INSTRUMENTS 10.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio III		35,169,312	348,704

Total Short-Term Instruments (Cost $348,685)			348,704

Total Investments in Affiliates (Cost $348,685)			348,704

Total Investments 122.0% (Cost $4,139,760)			$4,068,845

Financial Derivative Instruments (g)(i) (18.5%) (Cost or Premiums, net $(8,816))			(616,237)

Other Assets and Liabilities, net (3.5%)			(118,832)

Net Assets 100.0%			$3,333,776

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

110	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 5,000	$4,933	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
JPS	0.300%	09/25/2015	10/02/2015	$(5,233)	$(5,234)

Total Reverse Repurchase Agreements					$(5,234)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
GSC	0.260%	09/24/2015	10/01/2015	$(14,862)	$(14,863)

Total Sale-Buyback Transactions					$(14,863)

(1)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $11,358 at a weighted average interest rate of (0.438%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$41,500	$(41,707)	$(42,083)
Fannie Mae	3.500%	10/01/2045	49,000	(50,637)	(51,136)
Fannie Mae	3.500%	11/01/2045	172,000	(177,767)	(179,115)
Fannie Mae	4.000%	10/01/2045	188,100	(199,596)	(200,694)
Fannie Mae	4.000%	11/01/2045	66,000	(70,247)	(70,290)
Fannie Mae	4.500%	10/01/2045	83,100	(89,922)	(90,112)

Total Short Sales				$(629,876)	$(633,430)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $23,678 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged	Net Exposure (2)
Global/Master Repurchase Agreement
JPS	$0	$(5,234)	$0	$(5,234)	$5,261	$27
Master Securities Forward Transaction Agreement GSC	0	0	(14,863)	(14,863)	14,922	59

Total Borrowings and Other Financing Transactions	$0	$(5,234)	$(14,863)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(5,234)	$0	$0	$(5,234)

Total	$0	$(5,234)	$0	$0	$(5,234)

Sale-Buyback Transactions
U.S. Treasury Obligations	(14,863)	0	0	0	(14,863)

Total	$(14,863)	$0	$0	$0	$(14,863)

Total Borrowings	$(14,863)	$(5,234)	$0	$0	$(20,097)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(20,097)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$109.500	11/20/2015	1,600	$14	$23

Total Purchased Options				$14	$23

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,998	$6,186	$0	$(150)
90-Day Eurodollar December Futures	Short	12/2016	8,636	(23,245)	324	0
90-Day Eurodollar June Futures	Long	06/2016	2,941	6,834	0	(110)
90-Day Eurodollar June Futures	Short	06/2017	5,062	(17,645)	190	0
90-Day Eurodollar March Futures	Long	03/2016	1,048	2,206	0	(39)
90-Day Eurodollar September Futures	Short	09/2016	15	(18)	1	0
90-Day Eurodollar September Futures	Short	09/2017	2,069	(7,814)	78	0
Australia Government 10-Year Bond December Futures	Long	12/2015	45	40	34	(6)
Canada Government 10-Year Bond December Futures	Short	12/2015	530	613	111	(76)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	322	1,180	183	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	63	(160)	0	(11)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	2,032	2,170	0	(64)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	29	(43)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	10	28	7	0
United Kingdom Long Gilt December Futures	Long	12/2015	239	374	90	(43)

Total Futures Contracts				$(29,294)	$1,020	$(499)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$328,878	$9,601	$(13,523)	$1,172	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	11,900	3	24	25	(6)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	65,000	572	(536)	5	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	89,900	532	(735)	3	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	472,700	2,514	(5,716)	6	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	77,200	276	(22)	2	(14)

				$13,498	$(20,508)	$1,213	$(20)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

112	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	2,902,100	$(9,569)	$(9,745)	$430	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		1,454,500	(28,092)	(21,485)	598	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		37,200	(1,016)	(845)	22	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		479,300	11,908	3,743	0	(369)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		119,800	(1,984)	(1,984)	101	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		512,400	(16,225)	(18,375)	249	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		103,100	2,634	3,668	0	(98)
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		37,700	(1,184)	(1,046)	36	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		46,400	1,813	2,269	0	(46)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		227,600	(9,101)	(12,837)	701	0
Pay	3-Month USD-LIBOR	2.810%	09/14/2046		12,400	452	452	0	(37)
Receive	6-Month EUR-EURIBOR	0.500%	03/16/2021	EUR	19,500	(61)	(140)	0	(17)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		42,900	249	(307)	0	(101)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	388,100	(8,444)	(9,697)	0	(20)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		66,700	(2,687)	(2,037)	0	(208)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		33,000	(454)	(932)	0	(209)
Pay	28-Day MXN-TIIE	5.145%	04/02/2020	MXN	290,000	(99)	171	51	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		11,900	(1)	(1)	3	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021		179,100	232	232	55	0
Pay	28-Day MXN-TIIE	5.675%	11/09/2021		132,100	(24)	(231)	41	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		86,600	(15)	(15)	27	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		263,300	(245)	(117)	82	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		46,700	4	4	20	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		71,100	8	8	18	0

						$(61,901)	$(69,247)	$2,434	$(1,105)

Total Swap Agreements						$(48,403)	$(89,755)	$3,647	$(1,125)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $96,395 and cash of $5,556 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$23	$1,020	$3,670	$4,713	$0	$(499)	$(1,125)	$(1,624)

(4)	Unsettled variation margin asset of $23 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	93,168	$		68,839	$3,381	$0
	11/2015		CNY	166,453			26,574	483	0

BOA	10/2015		JPY	1,065,330			8,900	17	0
	10/2015	$		48,341		GBP	31,797	0	(240)
	10/2015			12,405		KRW	14,372,433	0	(288)
	11/2015		CNY	52,567	$		8,394	154	0
	11/2015		GBP	31,797			48,334	240	0
	11/2015	$		40,826		AUD	58,600	215	0
	11/2015			4,502		EUR	4,003	0	(27)
	11/2015			10,435		JPY	1,295,400	369	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2015		HKD	70,610	$		9,108	$0	$(2)
	12/2015	$		190		MXN	3,225	0	0
	05/2016		BRL	97,995	$		27,943	4,847	0

BPS	11/2015	$		2,585		GBP	1,649	0	(91)
	12/2015		JPY	25,210,000	$		209,345	0	(1,086)
	12/2015		MXN	167,232			9,827	0	(5)
	07/2016		BRL	161,723			44,961	7,480	0
	08/2016		CNY	97,932			14,800	0	(182)

BRC	10/2015		SGD	40,414			28,867	473	0
	12/2015	$		431		MXN	7,396	4	0

CBK	10/2015			42,606		SGD	61,054	289	0
	11/2015		AUD	14,059	$		10,285	439	0
	11/2015		CNY	23,164			3,697	66	0
	11/2015		EUR	680,201			742,836	270	(17,968)
	11/2015		GBP	1,451			2,267	72	0
	11/2015		JPY	5,174,800			41,800	0	(1,357)
	11/2015	$		98,462		EUR	88,041	553	(576)
	11/2015			48,696		JPY	5,895,633	476	(4)
	12/2015		SGD	61,054	$		42,483	0	(323)
	12/2015	$		244		MXN	4,162	0	0

DUB	10/2015		BRL	56,119	$		14,009	0	(147)
	10/2015	$		14,125		BRL	56,119	30	0
	10/2015			207		HUF	58,982	3	0
	10/2015		ZAR	24,411	$		1,940	184	0
	11/2015		CHF	109			111	0	(1)
	11/2015		CNY	190,555			30,186	397	(68)
	11/2015	$		13,867		BRL	56,119	133	0
	11/2015			26,875		JPY	3,338,655	969	0

FBF	10/2015			4,085		MYR	15,969	0	(449)
	10/2015			47,268		SGD	66,471	0	(567)
	11/2015			10,359		CAD	13,579	0	(186)
	12/2015			511		MXN	8,814	7	0

GLM	10/2015		TWD	932,010	$		28,985	782	0
	11/2015		AUD	18,548			13,198	208	0
	11/2015		NOK	975			118	4	0
	11/2015	$		1,732		AUD	2,455	0	(13)
	11/2015			358		CAD	468	0	(7)
	11/2015			93,155		EUR	82,393	1	(1,031)
	11/2015			2,232		GBP	1,440	0	(54)
	11/2015			1,075		JPY	132,621	31	0

HUS	10/2015		KRW	85,864,971	$		75,522	3,133	0
	10/2015		RUB	206,940			3,144	0	(15)
	10/2015	$		151,245		JPY	18,141,959	0	(18)
	11/2015		CNY	72,987	$		11,579	162	(20)
	11/2015		JPY	18,141,959			151,309	22	0
	11/2015	$		3,103		RUB	206,940	3	0
	01/2016		CNY	412,715	$		63,543	0	(560)
	08/2016			148,660			22,473	0	(270)
	01/2021		BRL	4,390			677	10	0

JPM	10/2015			53,119			13,370	0	(28)
	10/2015		KRW	34,086,479			28,980	243	0
	10/2015		MYR	32,841			7,704	225	0
	10/2015	$		14,755		BRL	53,119	0	(1,356)
	10/2015			13,947		CAD	18,587	0	(19)
	10/2015			21,164		KRW	24,560,822	0	(458)
	10/2015			4,325		SGD	6,057	0	(69)
	11/2015		CAD	18,587	$		13,944	19	0
	11/2015	$		1,029		CAD	1,360	0	(10)
	11/2015			54,209		EUR	48,108	0	(419)
	05/2016		BRL	133,930	$		37,994	6,430	0

MSB	10/2015			3,000			755	0	(2)
	10/2015		JPY	18,141,959			150,924	0	(303)
	10/2015	$		1,123		BRL	3,000	0	(367)
	10/2015			3,171		RUB	206,940	0	(11)
	11/2015			3,289		CNY	21,290	44	0
	05/2016		BRL	32,905	$		9,339	1,584	0

NAB	10/2015	$		226,666		EUR	198,568	0	(4,787)

114	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
NGF	10/2015	$		1		KRW	1,159	$0	$0

SCX	10/2015		CAD	18,587	$		14,042	114	0
	10/2015		GBP	31,797			49,373	1,272	0
	10/2015		JPY	1,245,192			10,400	17	0
	10/2015	$		1,510		TWD	46,878	0	(91)
	11/2015		AUD	26,843	$		19,545	746	0
	11/2015		CNY	499,779			76,895	0	(1,444)
	11/2015	$		1,039		TRY	3,128	0	(22)
	08/2016		CNY	72,798	$		11,000	0	(138)

SOG	08/2016			25,126			3,800	0	(44)

UAG	11/2015		CAD	785			595	7	0
	11/2015		CNY	167,462			26,739	490	0
	11/2015	$		74,436		EUR	66,517	0	(64)
	11/2015			104,093		JPY	12,486,600	112	(69)
	12/2015			1,263		MXN	21,199	0	(17)
	08/2016		CNY	21,330	$		3,227	0	(36)

Total Forward Foreign Currency Contracts								$37,210	$(35,309)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	58,989	$979	$505

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	14,800	95	239

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		22,000	126	371
	Put - OTC USD versus CNH		6.442	08/17/2016		14,700	77	247

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		30,349	820	557
	Call - OTC USD versus CNH		7.400	02/02/2016		30,349	181	64

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		3,800	21	65

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		30,349	638	395
	Call - OTC USD versus CNH		7.500	02/02/2016		30,349	166	56

							$3,103	$2,499

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	93,800	$104	$309

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		58,900	65	194
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		427,100	475	1,426
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		104,900	5,229	2,807
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		76,500	3,819	2,149

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		131,900	1,003	4

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		611,500	161	3
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		824,400	917	2,717

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		25,000	685	471

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		392,200	392	1,293
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		447,400	492	1,478
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		842,200	1,979	129
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		834,200	2,169	164
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		336,600	2,436	3,269

								$19,926	$16,413

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$70,200	$168	$2

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	115

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 11/01/2045	$	112.250	11/05/2015	$41,000	$2	$0
	Call - OTC Fannie Mae 4.500% due 11/01/2045		115.125	11/05/2015	167,000	6	0

						$8	$0

Total Purchased Options						$23,205	$18,914

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	25,600	$(45)	$(56)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		30,100	(17)	(5)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		30,100	(40)	(66)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		31,100	(22)	(5)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		31,100	(36)	(87)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		39,200	(74)	(53)

							$(234)	$(272)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR	58,989	$(388)	$(141)
	Call - OTC EUR versus USD		1.154	12/04/2015		58,989	(591)	(380)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	14,800	(184)	(193)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		18,960	(306)	(1,577)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		22,000	(260)	(290)
	Call - OTC USD versus CNH		6.975	08/17/2016		14,700	(171)	(193)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		17,214	(553)	(1,541)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		60,698	(640)	(290)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		3,800	(44)	(50)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		60,698	(557)	(239)

							$(3,694)	$(4,894)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$14,600	$(29)	$(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	31,500	(342)	(506)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	80,900	(983)	(2,071)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	88,200	(1,610)	(517)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	106,300	(2,194)	(575)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	126,900	(2,206)	(666)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015	31,000	(1,003)	(3)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	170,000	(2,403)	(4,352)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016	25,000	(690)	(899)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	827,600	(1,738)	(151)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016	834,200	(1,752)	(197)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	440,400	(7,548)	(2,116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015	46,900	(232)	(420)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015	46,900	(230)	(93)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	92,800	(1,129)	(952)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016	96,800	(1,091)	(442)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016	76,500	(2,433)	(2,832)

							$(27,613)	$(16,795)

116	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$140,400	$(168)	$0

Total Written Options						$(31,709)	$(21,961)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,704	$3,578,724	AUD	88,000	CAD	0	EUR	227,977	$(32,425)
Sales	409	1,349,288		0		116,366		691,880	(17,676)
Closing Buys	(2,113)	(628,142)		(88,000)		(58,183)		(521,766)	11,163
Expirations	0	(425,800)		0		(58,183)		(201,003)	4,720
Exercised	0	(197,100)		0		0		(79,110)	2,509

Balance at End of Period	0	$3,676,970	AUD	0	CAD	0	EUR	117,978	$(31,709)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	$2,600	$(59)	$(65)	$0	$(124)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	900	(11)	(13)	0	(24)

DUB	Brazil Government International Bond	1.000%	12/20/2016	3.246%	1,000	(13)	(14)	0	(27)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%	2,900	(38)	(40)	0	(78)

HUS	Brazil Government International Bond	1.000%	12/20/2019	4.714%	4,000	(108)	(444)	0	(552)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	7,900	(180)	(196)	0	(376)
	South Africa Government International Bond	1.000%	12/20/2019	2.650%	13,300	(498)	(361)	0	(859)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%	900	(10)	(14)	0	(24)
	China Government International Bond	1.000%	12/20/2019	1.030%	28,500	216	(243)	0	(27)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	2,600	(59)	(65)	0	(124)

						$(760)	$(1,455)	$0	$(2,215)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$3,000	$ 402	$(74)	$328	$0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	4,000	534	(96)	438	0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,846	(6)	6	0	0

					$ 930	$(164)	$766	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	117

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,715	$(1)	$238	$237	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		380	2	(12)	0	(10)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	63,000	82	(1,417)	0	(1,335)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	30,900	(29)	(30)	0	(59)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	860	6	113	119	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	87,200	12	(2,014)	0	(2,002)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		249,300	(64)	(5,217)	0	(5,281)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		80,300	7	(1,543)	0	(1,536)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	32,800	(5)	(39)	0	(44)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	770	(1)	46	45	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	15,500	7	(335)	0	(328)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		46,200	19	(838)	0	(819)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	28,900	(5)	(356)	0	(361)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	500	0	0	0	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		23,800	4	(550)	0	(546)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		286,900	41	(6,118)	0	(6,077)
	Pay	1-Year BRL-CDI	12.330%	01/04/2021		142,000	(153)	(2,920)	0	(3,073)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		46,800	2	(897)	0	(895)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		38,500	0	(682)	0	(682)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	500	3	27	30	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,400	1	195	196	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		504	(2)	36	34	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		700	6	80	86	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	142,900	152	(3,179)	0	(3,027)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		74,800	(8)	(1,304)	0	(1,312)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		10,800	29	(220)	0	(191)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	12,390	0	200	200	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	154,600	0	(104)	0	(104)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		172,100	(26)	(3,620)	0	(3,646)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		76,600	21	(1,378)	0	(1,357)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		59,400	0	26	26	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	53,300	(181)	(15)	0	(196)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		81,600	(6)	83	77	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		64,500	(9)	(804)	0	(813)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	32,200	(1)	(21)	0	(22)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		68,500	(135)	(1,437)	0	(1,572)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		288,300	(4)	(6,103)	0	(6,107)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		64,300	42	(1,181)	0	(1,139)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	800	5	94	99	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,100	2	152	154	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	177,000	(272)	(5,399)	0	(5,671)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		70,300	(37)	(1,452)	0	(1,489)

							$(496)	$(47,895)	$1,303	$(49,694)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	RALVEIET Index	152,968	1-Month USD-LIBOR plus a specified spread	01/29/2016	$13,092		$(595)	$0	$(595)
	Receive	RALVEIET Index	3,798,764	1-Month USD-LIBOR plus a specified spread	03/31/2016	321,411		(11,115)	0	(11,115)
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	05/31/2016	348,299		(90,878)	0	(90,878)

BPS	Receive	RALVEIET Index	5,225,170	1-Month USD-LIBOR plus a specified spread	03/21/2016	439,280		(12,118)	0	(12,118)

FBF	Receive	RALVEIET Index	2,884,111	1-Month USD-LIBOR plus a specified spread	10/22/2015	309,006		(73,515)	0	(73,515)

118	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	RALVEIET Index	464,911	1-Month USD-LIBOR plus a specified spread	01/15/2016	$39,085		$(1,079)	$0	$(1,079)
	Receive	RALVEIET Index	416,355	1-Month USD-LIBOR plus a specified spread	01/29/2016	35,003		(922)	0	(922)
	Receive	RALVEIET Index	735,873	1-Month USD-LIBOR plus a specified spread	03/15/2016	61,865		(1,710)	0	(1,710)
	Receive	RALVEIET Index	4,910,446	1-Month USD-LIBOR plus a specified spread	04/29/2016	419,540		(18,329)	0	(18,329)
	Receive	RALVEIET Index	2,744,667	1-Month USD-LIBOR plus a specified spread	05/13/2016	291,696		(67,347)	0	(67,347)

GST	Receive	RALVEIET Index	1,057,941	1-Month USD-LIBOR plus a specified spread	03/15/2016	89,131		(2,648)	0	(2,648)
	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	05/31/2016	333,951		(80,046)	0	(80,046)

JPM	Receive	RALVEIET Index	9,199,949	1-Month USD-LIBOR plus a specified spread	07/15/2016	952,427		(200,690)	0	(200,690)
	Receive	RALVEIET Index	2,903,489	1-Month USD-LIBOR plus a specified spread	10/17/2016	244,764		(7,348)	0	(7,348)

								$(568,340)	$0	$(568,340)

Total Swap Agreements							$(326)	$(617,854)	$2,069	$(620,249)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $708,886 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$3,864	$0	$0	$3,864	$0	$0	$0	$0	$3,864	$(4,120)	$(256)
BOA	5,842	505	565	6,912	(557)	(3,101)	(104,116)	(107,774)	(100,862)	113,592	12,730
BPS	7,480	239	119	7,838	(1,364)	(193)	(20,981)	(22,538)	(14,700)	21,018	6,318
BRC	477	0	0	477	0	(127)	(24)	(151)	326	(380)	(54)
CBK	2,165	309	483	2,957	(20,228)	0	(1,508)	(21,736)	(18,779)	24,822	6,043
DUB	1,716	6,576	0	8,292	(216)	(1,758)	(11,300)	(13,274)	(4,982)	1,954	(3,028)
FBF	7	4	346	357	(1,202)	(1,580)	(167,432)	(170,214)	(169,857)	194,789	24,932
GLM	1,026	2,722	303	4,051	(1,105)	(4,352)	(6,116)	(11,573)	(7,522)	6,120	(1,402)
GST	0	0	0	0	0	0	(82,772)	(82,772)	(82,772)	90,159	7,387
HUS	3,330	618	0	3,948	(883)	(483)	(10,627)	(11,993)	(8,045)	8,084	39
JPM	6,917	1,092	99	8,108	(2,359)	(2,875)	(208,213)	(213,447)	(205,339)	228,773	23,434
MSB	1,628	0	0	1,628	(683)	0	0	(683)	945	(990)	(45)
MYC	0	6,333	154	6,487	0	(7,203)	(7,160)	(14,363)	(7,876)	8,834	958
NAB	0	0	0	0	(4,787)	0	0	(4,787)	(4,787)	4,102	(685)
RYL	0	0	0	0	0	0	0	0	0	(440)	(440)
SCX	2,149	0	0	2,149	(1,695)	0	0	(1,695)	454	(549)	(95)
SOG	0	65	0	65	(44)	(50)	0	(94)	(29)	0	(29)
UAG	609	451	0	1,060	(186)	(239)	0	(425)	635	3,719	4,354

Total Over the Counter	$37,210	$18,914	$2,069	$58,193	$(35,309)	$(21,961)	$(620,249)	$(677,519)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Schedule of Investments PIMCO RAE Low Volatility PLUS EMG Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$23	$23
Futures	0	0	0	0	1,020	1,020
Swap Agreements	0	1,213	0	0	2,457	3,670

	$0	$1,213	$0	$0	$3,500	$4,713

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37,210	$0	$37,210
Purchased Options	0	0	0	2,499	16,415	18,914
Swap Agreements	0	766	0	0	1,303	2,069

	$0	$766	$0	$39,709	$17,718	$58,193

	$0	$1,979	$0	$39,709	$21,218	$62,906

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$499	$499
Swap Agreements	0	20	0	0	1,105	1,125

	$0	$20	$0	$0	$1,604	$1,624

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,309	$0	$35,309
Written Options	0	272	0	4,894	16,795	21,961
Swap Agreements	0	2,215	568,340	0	49,694	620,249

	$0	$2,487	$568,340	$40,203	$66,489	$677,519

	$0	$2,507	$568,340	$40,203	$68,093	$679,143

The Effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(28)	$(28)
Written Options	0	0	0	0	939	939
Futures	0	0	(779)	0	(7,457)	(8,236)
Swap Agreements	0	7,975	0	0	(87,758)	(79,783)

	$0	$7,975	$(779)	$0	$(94,304)	$(87,108)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$83,617	$0	$83,617
Purchased Options	0	(20)	0	(2,560)	(1,193)	(3,773)
Written Options	0	248	0	8,634	3,544	12,426
Swap Agreements	0	2,815	(234,771)	(146)	(3,190)	(235,292)

	$0	$3,043	$(234,771)	$89,545	$(839)	$(143,022)

	$0	$11,018	$(235,550)	$89,545	$(95,143)	$(230,130)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$9	$9
Written Options	0	0	0	0	401	401
Futures	0	0	0	0	(16,847)	(16,847)
Swap Agreements	0	(24,816)	0	0	72,032	47,216

	$0	$(24,816)	$0	$0	$55,595	$30,779

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(90,034)	$0	$(90,034)
Purchased Options	0	9	0	206	536	751
Written Options	0	(38)	0	(479)	10,049	9,532
Swap Agreements	0	(1,924)	(538,968)	56	(42,190)	(583,026)

	$0	$(1,953)	$(538,968)	$(90,251)	$(31,605)	$(662,777)

	$0	$(26,769)	$(538,968)	$(90,251)	$23,990	$(631,998)

120	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$613,437	$4,933	$618,370
Industrials	0	156,385	0	156,385
Utilities	0	121,951	0	121,951
Municipal Bonds & Notes
Illinois	0	2,931	0	2,931
New York	0	1,299	0	1,299
Ohio	0	962	0	962
West Virginia	0	5,591	0	5,591
U.S. Government Agencies	0	227,357	0	227,357
U.S. Treasury Obligations	0	1,119,332	0	1,119,332
Mortgage-Backed Securities	0	239,147	0	239,147
Asset-Backed Securities	0	391,303	0	391,303
Sovereign Issues	0	205,417	0	205,417
Preferred Securities
Banking & Finance	179	0	0	179
Short-Term Instruments
Certificates of Deposit	0	10,299	0	10,299
Commercial Paper	0	200,014	0	200,014
Japan Treasury Bills	0	229,408	0	229,408
U.S. Treasury Bills	0	190,196	0	190,196
	$179	$3,715,029	$4,933	$3,720,141

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$348,704	$0	$0	$348,704

Total Investments	$348,883	$3,715,029	$4,933	$4,068,845

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(633,430)	$0	$(633,430)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,020	3,670	0	4,690
Over the counter	0	58,193	0	58,193
	$1,020	$61,863	$0	$62,883

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(499)	(1,125)	0	(1,624)
Over the counter	0	(677,519)	0	(677,519)
	$(499)	$(678,644)	$0	$(679,143)

Totals	$349,404	$2,464,818	$4,933	$2,819,155

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.5%

BANK LOAN OBLIGATIONS 0.6%
Charter Communications Operating LLC
3.500% due 01/24/2023		$1,400	$1,394
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,500	1,497
Las Vegas Sands LLC
3.250% due 12/19/2020		7,740	7,703

Total Bank Loan Obligations (Cost $10,619)			10,594

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 23.4%
ABN AMRO Bank NV
4.750% due 07/28/2025		500	497
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		5,000	4,933
American Express Co.
4.900% due 03/15/2020 (d)		700	671
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	14,300	16,647
5.000% due 02/09/2019		3,700	4,578
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,000	2,995
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	1,000	1,201
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,330	4,352
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	5,700	5,942
Bank of America Corp.
1.196% due 04/01/2019		$6,000	6,009
2.650% due 04/01/2019		5,100	5,162
4.125% due 01/22/2024		3,500	3,667
5.000% due 05/13/2021		400	441
5.650% due 05/01/2018		2,200	2,401
5.700% due 01/24/2022		100	114
6.000% due 09/01/2017		3,100	3,343
6.500% due 10/23/2024 (d)		400	408
Bank of America N.A.
0.731% due 05/08/2017		17,000	16,951
5.300% due 03/15/2017		300	315
Barclays Bank PLC
7.625% due 11/21/2022		4,800	5,388
7.750% due 04/10/2023		4,400	4,719
14.000% due 06/15/2019 (d)	GBP	300	585
Barclays PLC
5.250% due 08/17/2045		$1,200	1,214
6.500% due 09/15/2019 (d)	EUR	800	878
8.000% due 12/15/2020 (d)		2,400	2,841
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$5,600	6,272
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		2,900	2,905
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		600	604
BPCE S.A.
0.964% due 06/17/2017		14,800	14,774
Caixa Economica Federal
4.250% due 05/13/2019		9,100	8,014
Citigroup, Inc.
3.953% due 06/15/2016		2,000	2,044
5.950% due 05/15/2025 (d)		3,300	3,114
Credit Agricole S.A.
0.881% due 06/12/2017		11,700	11,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 01/23/2024 (d)		$200	$200
Depfa ACS Bank
2.125% due 10/13/2017	CHF	3,000	3,187
3.875% due 11/14/2016	EUR	9,503	11,060
Dexia Credit Local S.A.
1.375% due 09/18/2019		100	116
2.000% due 01/22/2021		100	121
2.250% due 01/30/2019		$500	510
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		2,186	2,281
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,649
2.375% due 05/25/2016		$500	501
5.500% due 05/25/2016		1,300	1,328
5.500% due 06/26/2017		600	633
EUROFIMA
6.250% due 12/28/2018	AUD	100	78
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	4,400	6,618
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,803
3.000% due 06/12/2017		3,200	3,252
4.207% due 04/15/2016		4,650	4,724
General Electric Capital Corp.
3.800% due 06/18/2019		14,100	15,141
General Motors Financial Co., Inc.
2.750% due 05/15/2016		6,700	6,741
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	9,000	10,157
4.250% due 01/18/2017		2,700	3,182
Goldman Sachs Group, Inc.
1.454% due 04/23/2020		$4,400	4,416
5.375% due 03/15/2020		4,400	4,911
7.500% due 02/15/2019		7,700	9,004
HBOS PLC
6.750% due 05/21/2018		3,700	4,088
HSBC Holdings PLC
4.250% due 08/18/2025		2,900	2,865
6.375% due 09/17/2024 (d)		200	192
HSBC USA, Inc.
1.081% due 08/07/2018		1,300	1,298
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,400	3,418
JPMorgan Chase & Co.
0.841% due 02/15/2017		700	700
0.845% due 04/25/2018		23,300	23,208
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	454
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,524
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	2,300	3,523
Metropolitan Life Global Funding
0.819% due 07/15/2016		$1,400	1,404
Morgan Stanley
1.575% due 04/25/2018		700	710
5.500% due 01/26/2020		3,500	3,914
5.950% due 12/28/2017		1,000	1,090
6.625% due 04/01/2018		2,500	2,785
Navient Corp.
8.450% due 06/15/2018		1,700	1,752
Novo Banco S.A.
5.000% due 04/04/2019	EUR	500	527
5.000% due 05/14/2019		717	752
5.875% due 11/09/2015		100	111
Rabobank Group
0.624% due 04/28/2017		$7,500	7,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RCI Banque S.A.
4.600% due 04/12/2016	$4,500	$4,574
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)	500	500
8.000% due 08/10/2025 (d)	400	404
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018	18,900	18,884
SL Green Realty Corp.
4.500% due 12/01/2022	2,600	2,690
Stadshypotek AB
1.250% due 05/23/2018	17,900	17,840
Standard Chartered PLC
3.200% due 05/12/2016	2,800	2,837
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024	2,400	2,478
Swedbank Hypotek AB
1.375% due 03/28/2018	6,100	6,097
Toronto-Dominion Bank
2.125% due 07/02/2019	7,100	7,145
UBS AG
1.026% due 03/26/2018	9,800	9,805
5.125% due 05/15/2024	1,800	1,773
7.625% due 08/17/2022	6,300	7,259
Vonovia Finance BV
3.200% due 10/02/2017	100	102
Wells Fargo & Co.
0.736% due 09/14/2018	11,800	11,755

		399,245

INDUSTRIALS 6.6%
AbbVie, Inc.
1.800% due 05/14/2018	1,000	998
2.500% due 05/14/2020	400	398
3.200% due 11/06/2022	100	99
3.600% due 05/14/2025	400	396
4.500% due 05/14/2035	200	191
4.700% due 05/14/2045	200	195
Actavis Funding SCS
1.591% due 03/12/2020	2,300	2,281
4.550% due 03/15/2035	2,300	2,124
ADT Corp.
4.875% due 07/15/2042	4,600	3,335
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	6,000	5,281
Amgen, Inc.
0.929% due 05/22/2019	4,000	3,973
2.200% due 05/22/2019	9,900	9,939
California Resources Corp.
5.000% due 01/15/2020	5,000	3,241
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	7,800	6,498
CCO Safari LLC
3.579% due 07/23/2020	300	298
4.464% due 07/23/2022	600	601
4.908% due 07/23/2025	1,100	1,097
6.384% due 10/23/2035	200	203
6.484% due 10/23/2045	500	505
6.834% due 10/23/2055	100	100
Cemex S.A.B. de C.V.
9.500% due 06/15/2018	5,800	6,277
CNPC General Capital Ltd.
1.209% due 05/14/2017	3,500	3,486
2.750% due 05/14/2019	1,200	1,205
CVS Health Corp.
1.900% due 07/20/2018	1,000	1,007
2.800% due 07/20/2020	400	407

122	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 07/20/2022		$100	$103
3.875% due 07/20/2025		1,200	1,240
4.875% due 07/20/2035		400	421
5.125% due 07/20/2045		500	540
HCA, Inc.
4.750% due 05/01/2023		7,200	7,243
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,300	9,754
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017		$1,200	1,197
1.950% due 09/12/2017		5,900	5,970
QUALCOMM, Inc.
4.650% due 05/20/2035		400	366
4.800% due 05/20/2045		600	526
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
3.250% due 06/12/2020		100	103
4.000% due 06/12/2022		100	105
4.450% due 06/12/2025		400	419
Roche Holdings, Inc.
0.667% due 09/30/2019		3,500	3,488
Rock-Tenn Co.
4.900% due 03/01/2022		4,100	4,456
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		3,100	3,211
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		5,345	5,913
UnitedHealth Group, Inc.
4.750% due 07/15/2045		1,300	1,377
Wynn Macau Ltd.
5.250% due 10/15/2021		9,900	8,644
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		3,100	3,043

			112,355

UTILITIES 3.8%
AES Corp.
3.324% due 06/01/2019		6,500	6,191
AT&T, Inc.
1.257% due 06/30/2020		1,100	1,092
2.450% due 06/30/2020		300	296
3.000% due 06/30/2022		1,400	1,368
3.400% due 05/15/2025		700	670
4.500% due 05/15/2035		200	184
4.750% due 05/15/2046		200	184
BellSouth Corp.
4.821% due 04/26/2021		8,900	9,082
Korea Hydro & Nuclear Power Co. Ltd.
1.109% due 05/22/2017		1,800	1,800
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,952	1,070
Orange S.A.
8.000% due 12/20/2017	GBP	100	172
Petrobras Global Finance BV
2.694% due 03/17/2017		$11,500	9,919
2.750% due 01/15/2018	EUR	500	451
3.214% due 03/17/2020		$400	275
3.250% due 03/17/2017		3,700	3,274
4.375% due 05/20/2023		100	66
5.375% due 01/27/2021		200	146
6.250% due 12/14/2026	GBP	300	290
6.850% due 06/05/2115		$1,200	762
Sprint Communications, Inc.
8.375% due 08/15/2017		13,645	13,638
Verizon Communications, Inc.
2.086% due 09/14/2018		10,200	10,495

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.522% due 09/15/2048	$1,883	$1,662
4.672% due 03/15/2055	475	411
6.400% due 09/15/2033	144	166

		63,664

Total Corporate Bonds & Notes (Cost $605,925)		575,264

MUNICIPAL BONDS & NOTES 0.4%

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	600	615
7.750% due 01/01/2042	1,000	1,002

		1,617

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
0.897% due 10/02/2028	1,644	1,624

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,835	3,353

Total Municipal Bonds & Notes (Cost $6,479)		6,594

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
0.254% due 07/25/2037	1,386	1,304
3.000% due 10/01/2045	6,200	6,287
3.500% due 10/01/2020 - 10/01/2045	136,491	144,028
4.000% due 10/01/2045	1,500	1,600
5.480% due 07/01/2018	100	105
Freddie Mac
0.607% due 11/15/2043	30,659	30,823
Ginnie Mae
3.500% due 02/15/2045 - 10/01/2045	25,087	26,263
4.000% due 10/01/2045	4,000	4,265

Total U.S. Government Agencies (Cost $213,285)		214,675

U.S. TREASURY OBLIGATIONS 46.3%
U.S. Treasury Bonds
2.000% due 08/15/2025 (g)	28,800	28,666
2.125% due 05/15/2025 (k)	87,600	88,172
2.250% due 11/15/2024 (g)(i)(k)	15,700	16,003
2.500% due 05/15/2024 (k)	500	521
2.500% due 02/15/2045	8,340	7,685
3.000% due 11/15/2044 (k)	2,250	2,300
3.000% due 05/15/2045	16,250	16,646
3.125% due 08/15/2044 (k)	34,400	36,030
4.250% due 05/15/2039 (k)	1,400	1,766
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	119,035	116,265
0.125% due 01/15/2023 (i)	16,439	15,876
0.125% due 07/15/2024 (i)(k)	29,047	27,766
0.250% due 01/15/2025 (k)	34,446	33,070
0.750% due 02/15/2045	9,121	7,936
U.S. Treasury Notes
1.375% due 08/31/2020 (g)(k)	244,400	244,763
1.875% due 11/30/2021 (k)	2,700	2,736
1.875% due 08/31/2022 (g)(k)	113,000	113,992

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 07/31/2022 (i)(k)		$29,300	$29,811

Total U.S. Treasury Obligations (Cost $783,791)			790,004

MORTGAGE-BACKED SECURITIES 7.8%
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		5,439	5,549
BCAP LLC Trust
0.404% due 05/25/2047		381	284
Bear Stearns Adjustable Rate Mortgage Trust
2.833% due 02/25/2034		346	340
Berica ABS SRL
0.285% due 12/31/2055	EUR	9,858	10,175
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033		$18,300	18,191
2.346% due 09/10/2045 (a)		21,054	1,863
Citigroup Mortgage Loan Trust, Inc.
2.730% due 10/25/2035		124	123
Claris SRL
0.412% due 10/31/2060	EUR	12,241	13,348
Downey Savings & Loan Association Mortgage Loan Trust
2.486% due 07/19/2044		$47	47
Extended Stay America Trust
2.958% due 12/05/2031		300	303
GP Portfolio Trust
1.157% due 02/15/2027		89	88
Granite Mortgages PLC
1.267% due 07/20/2043		512	513
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		8,204	8,522
GSR Mortgage Loan Trust
2.742% due 01/25/2036 ^		2,434	2,275
HarborView Mortgage Loan Trust
2.744% due 07/19/2035 ^		891	756
HomeBanc Mortgage Trust
0.464% due 10/25/2035		509	473
IndyMac Mortgage Loan Trust
0.404% due 05/25/2046		1,460	1,250
0.434% due 04/25/2035		1,987	1,784
JPMorgan Mortgage Trust
6.000% due 06/25/2037		2,554	2,224
Leo-Mesdag BV
0.347% due 08/29/2019	EUR	8,275	9,103
Maxis Loans Securitisation
3.810% due 09/12/2041	AUD	40	28
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		$132	127
Merrill Lynch Alternative Note Asset Trust
0.304% due 03/25/2037		19,798	9,336
0.394% due 03/25/2037		19,409	10,573
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		2,094	1,989
2.151% due 04/25/2035		1,283	1,251
Merrill Lynch Mortgage-Backed Securities Trust
2.916% due 04/25/2037 ^		477	410
Prime Mortgage Trust
0.594% due 02/25/2034		60	57
RBSSP Resecuritization Trust
0.439% due 06/27/2036		1,300	1,045
Residential Asset Securitization Trust
5.500% due 08/25/2034		465	486
RMAC PLC
0.094% due 06/12/2037	EUR	1,880	1,889
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		$904	927

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	123

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.230% due 12/16/2049		$710	$733
Structured Asset Mortgage Investments Trust
0.404% due 04/25/2036		139	106
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^		4,510	4,025
WaMu Mortgage Pass-Through Certificates Trust
0.504% due 01/25/2045		183	174
Washington Mutual Mortgage Pass-Through Certificates Trust
0.949% due 02/25/2047 ^		9,739	7,056
2.166% due 02/25/2033		3	3
Wells Fargo Commercial Mortgage Trust
1.237% due 02/15/2027		14,900	14,818
Wells Fargo Mortgage-Backed Securities Trust
5.705% due 04/25/2036		494	485

Total Mortgage-Backed Securities (Cost $142,424)			132,729

ASSET-BACKED SECURITIES 14.9%
Aimco CLO
0.583% due 08/20/2020		941	936
Alba SPV SRL
1.481% due 04/20/2040	EUR	1,782	1,995
Ally Auto Receivables Trust
0.480% due 02/15/2017		$4,153	4,152
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.109% due 01/25/2035		2,616	2,104
Argent Securities Trust
0.384% due 03/25/2036		3,560	2,343
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.574% due 02/25/2036		2,091	1,418
Asset-Backed Funding Certificates Trust
0.354% due 01/25/2037		18,748	11,684
Bear Stearns Asset-Backed Securities Trust
1.144% due 10/25/2037		3,964	3,291
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	62	68
Cairn CLO BV
0.313% due 10/15/2022		145	162
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$7,400	7,401
CIFC Funding Ltd.
1.682% due 12/05/2024		9,000	8,997
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		2,598	1,669
0.454% due 03/25/2037		907	706
COA Summit CLO Ltd.
1.637% due 04/20/2023		217	217
Countrywide Asset-Backed Certificates
0.334% due 05/25/2037		10,455	8,732
0.334% due 08/25/2037		1,372	1,081
0.334% due 05/25/2047		3,871	3,035
0.334% due 06/25/2047 ^		547	429
0.374% due 11/25/2047 ^		6,597	5,678
0.394% due 06/25/2047		1,802	1,345
0.424% due 05/25/2037		6,000	3,755
0.634% due 04/25/2036		7,000	5,746
0.684% due 02/25/2036		6,000	4,919
1.994% due 12/25/2033		1,302	1,216
Countrywide Asset-Backed Certificates Trust
0.454% due 09/25/2046		3,200	2,162
EFS Volunteer LLC
0.794% due 10/25/2021		423	422
Eurocredit CDO PLC
0.282% due 04/17/2023	EUR	316	353

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
0.674% due 12/25/2035		$470	$442
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		2,497	2,497
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,000	2,999
Fremont Home Loan Trust
0.344% due 10/25/2036		10,308	5,367
Gallatin CLO Ltd.
1.559% due 07/15/2023		3,000	2,998
GE Equipment Transportation LLC
0.550% due 12/23/2016		3,392	3,391
GE-WMC Asset-Backed Pass-Through Certificates
0.444% due 12/25/2035		5,211	4,801
Golden Knight CDO Ltd.
0.529% due 04/15/2019		386	383
GSAMP Trust
0.844% due 04/25/2035		5,000	4,096
1.844% due 10/25/2034		435	407
Harbourmaster CLO BV
0.927% due 02/06/2024	EUR	2,147	2,385
Hewett’s Island CLO Ltd.
0.714% due 11/12/2019		$561	557
HSI Asset Securitization Corp. Trust
0.524% due 02/25/2036		2,600	1,970
JPMorgan Mortgage Acquisition Trust
0.454% due 05/25/2037		3,200	2,565
LCM LP
1.547% due 10/19/2022		14,500	14,488
1.549% due 04/15/2022		10,100	10,111
MASTR Asset-Backed Securities Trust
0.434% due 08/25/2036		2,768	1,427
0.654% due 06/25/2035		506	468
Morgan Stanley ABS Capital, Inc. Trust
0.274% due 09/25/2036		102	58
0.324% due 10/25/2036		423	331
0.424% due 09/25/2036		6,731	3,980
1.994% due 03/25/2034		2,574	2,404
Motor PLC
0.674% due 08/25/2021		10,447	10,447
Nissan Auto Lease Trust
0.480% due 09/15/2016		6,762	6,760
NovaStar Mortgage Funding Trust
0.364% due 11/25/2036		5,009	2,377
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		4,653	4,647
OHA Intrepid Leveraged Loan Fund Ltd.
1.209% due 04/20/2021		3,682	3,683
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,307
Panther CDO BV
0.304% due 03/20/2084	EUR	2,018	2,164
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.184% due 09/25/2034		$977	924
1.244% due 10/25/2034		5,200	4,451
Popular ABS Mortgage Pass-Through Trust
0.444% due 06/25/2047 ^		2,300	2,002
Race Point CLO Ltd.
1.637% due 12/15/2022		516	516
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		6,422	3,814
Residential Asset Mortgage Products Trust
0.419% due 12/25/2035		3,238	2,494
1.094% due 08/25/2034		1,940	1,868
1.844% due 11/25/2034		321	304

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036		$944	$878
0.434% due 11/25/2036		8,400	5,435
0.614% due 10/25/2035		4,700	4,176
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		165	165
Securitized Asset-Backed Receivables LLC Trust
0.284% due 07/25/2036		4,865	2,371
0.444% due 05/25/2036		1,674	975
0.464% due 03/25/2036		638	520
SLM Private Education Loan Trust
1.257% due 06/15/2023		1,287	1,288
Specialty Underwriting & Residential Finance Trust
1.169% due 12/25/2035		1,600	1,428
Stone Tower CLO Ltd.
0.509% due 04/17/2021		2,297	2,277
Structured Asset Investment Loan Trust
0.324% due 07/25/2036		3,700	2,652
Structured Asset Securities Corp. Trust
0.654% due 09/25/2035		3,000	2,283
Symphony CLO Ltd.
1.564% due 07/23/2023		8,800	8,805
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		4,318	4,316
Voya CLO Ltd.
0.529% due 08/01/2020		3,936	3,940
0.539% due 12/13/2020		1,782	1,771
Wachovia Mortgage Loan Trust
0.884% due 10/25/2035		5,509	4,192

Total Asset-Backed Securities (Cost $254,984)			254,371

SOVEREIGN ISSUES 4.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	22,300	4,558
10.000% due 01/01/2025		175,000	32,358
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,677
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	152
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	382
Mexico Government International Bond
4.750% due 06/14/2018	MXN	75,300	4,476
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	1,859
Spain Government International Bond
3.800% due 04/30/2024		10,900	14,165
4.400% due 10/31/2023		2,100	2,835
5.150% due 10/31/2044		3,200	5,059

Total Sovereign Issues (Cost $96,364)			74,521

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	179

Total Preferred Securities (Cost $188)			179

124	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 20.7%

CERTIFICATES OF DEPOSIT 1.5%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	$17,750	$17,748
Credit Suisse
0.669% due 01/28/2016	500	500
Intesa Sanpaolo SpA
1.666% due 04/11/2016	7,100	7,112

		25,360

COMMERCIAL PAPER 6.1%
Amcor Ltd.
0.620% due 10/20/2015	1,800	1,800
Bacardi USA, Inc.
0.450% due 10/21/2015	6,000	5,999
Becton Dickinson&Co.
0.490% due 10/22/2015	4,200	4,199
CBS Corp.
0.450% due 10/13/2015	6,400	6,399
CommonWealth Edison
0.480% due 10/22/2015	2,600	2,599
0.510% due 10/06/2015	1,600	1,600
0.510% due 10/08/2015	5,000	5,000
Duke Energy Corp.
0.460% due 10/05/2015	700	700
0.460% due 10/19/2015	6,600	6,599
Edison International
0.440% due 10/13/2015	3,400	3,400
0.460% due 10/09/2015	2,600	2,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ENI Finance USA, Inc.
0.570% due 10/06/2015		$3,000	$3,000
Enterprise Products Operating LLC
0.450% due 10/23/2015		5,800	5,799
Ford Motor Credit Co.
0.830% due 11/16/2015		15,600	15,590
Hewlett-Packard Co.
0.600% due 10/01/2015		250	250
0.710% due 10/13/2015		3,400	3,400
Hitachi Capital America Corp.
0.510% due 10/28/2015		6,400	6,399
Hyundai Capital America
0.500% due 10/16/2015		10,400	10,399
Plains All American Pipeline LP
0.450% due 10/02/2015		5,800	5,800
Southwestern Energy Co.
1.270% due 10/26/2015		2,400	2,399
Thermo Fisher Scientific, Inc.
0.700% due 10/16/2015		8,200	8,198
Volvo Group Treasury N.A.
0.510% due 10/06/2015		2,600	2,600

			104,729

REPURCHASE AGREEMENTS (f) 5.1%
			86,597

JAPAN TREASURY BILLS 7.1%
(0.017%) due 12/14/2015 - 12/28/2015 (b)	JPY	14,490,000	120,789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.9%
0.096% due 11/19/2015 - 02/18/2016 (b)(g)(k)	$14,574	$14,573

Total Short-Term Instruments (Cost $351,904)		352,048

Total Investments in Securities (Cost $2,465,963)		2,410,979

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,398	113

Total Short-Term Instruments (Cost $113)		113

Total Investments in Affiliates (Cost $113)		113

Total Investments 141.5% (Cost $2,466,076)		$2,411,092

Financial Derivative Instruments (h)(j) (8.6%) (Cost or Premiums, net $(5,598))		(146,799)

Other Assets and Liabilities, net (32.9%)		(559,866)

Net Assets 100.0%		$1,704,427

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 5,000	$4,933	0.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.170%	09/28/2015	10/05/2015	$86,254	U.S. Treasury Notes 2.375% due 08/15/2024	$(86,970)	$86,254	$86,255
SSB	0.000%	09/30/2015	10/01/2015	343	U.S. Treasury Notes 4.875% due 08/15/2016	(350)	343	343

Total Repurchase Agreements						$(87,320)	$86,597	$86,598

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	125

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.600%	09/25/2015	10/02/2015	$(95,391)	$(95,400)
	0.750%	09/24/2015	10/01/2015	(2,610)	(2,610)
	0.820%	09/28/2015	10/05/2015	(17,844)	(17,846)
JPS	0.270%	09/29/2015	10/05/2015	(45,000)	(45,001)
	0.330%	09/25/2015	10/09/2015	(9,660)	(9,660)
	0.340%	09/23/2015	10/07/2015	(18,593)	(18,594)
SGY	0.170%	10/01/2015	10/08/2015	(26,732)	(26,732)
	0.290%	09/30/2015	10/07/2015	(15,314)	(15,314)

Total Reverse Repurchase Agreements					$(231,157)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.000%	09/21/2015	10/05/2015	$(52,998)	$(53,006)
	0.090%	09/22/2015	10/06/2015	(11,410)	(11,412)
	0.450%	09/25/2015	10/09/2015	(14,833)	(14,840)
	0.550%	09/28/2015	10/05/2015	(32,461)	(32,468)
TDM	0.050%	09/23/2015	10/07/2015	(5,949)	(5,951)
UBS	0.430%	09/24/2015	10/01/2015	(22,543)	(22,545)

Total Sale-Buyback Transactions					$(140,222)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $51,157 at a weighted average interest rate of 0.077%.
(3)	Payable for sale-buyback transactions includes $20 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES* AND U.S. TREASURY OBLIGATIONS

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae	3.000%	10/01/2045	$41,500	$ (41,684)	$(42,083)
Fannie Mae	3.500%	10/01/2045	163,100	(168,619)	(170,210)
Fannie Mae	3.500%	11/01/2045	7,600	(7,865)	(7,914)
Fannie Mae	4.000%	10/01/2045	61,000	(64,794)	(65,084)
Fannie Mae	4.000%	11/01/2045	33,000	(35,121)	(35,145)
Fannie Mae	4.500%	10/01/2045	68,700	(74,337)	(74,497)
U.S. Treasury Bonds	2.375%	08/15/2024	84,150	(86,015)	(86,970)

Total Short Sales				$(478,435)	$(481,903)

(4)	Payable for short sales includes $255 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $375,360 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BOS	$0	$(115,856)	$0	$0	$(115,856)	$115,716	$(140)
JPS	86,255	(73,255)	0	0	13,000	(13,246)	(246)
SGY	0	(42,046)	0	0	(42,046)	42,066	20
SSB	343	0	0	0	343	(350)	(7)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(86,970)	(86,970)	0	(86,970)
GSC	0	0	(111,726)	0	(111,726)	111,590	(136)
TDM	0	0	(5,951)	0	(5,951)	5,972	21
UBS	0	0	(22,545)	0	(22,545)	22,694	149

Total Borrowings and Other Financing Transactions	$86,598	$(231,157)	$(140,222)	$(86,970)

126	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(2,610)	$(201,815)	$0	$0	$(204,425)

Total	$(2,610)	$(201,815)	$0	$0	$(204,425)

Sale-Buyback Transactions
U.S. Treasury Obligations	(22,545)	(117,677)	0	0	(140,222)

Total	$(22,545)	$(117,677)	$0	$0	$(140,222)

Total Borrowings	$(25,155)	$(319,492)	$0	$0	$(344,647)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (6)					$(344,647)

(6)	Unsettled reverse repurchase agreements liability of $(26,732) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.750	11/20/2015	1,000	$9	$7
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	378	3	3
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.500	11/20/2015	1,000	9	7
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	500	4	8

				$25	$25

Total Purchased Options				$25	$25

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	4,174	$6,485	$0	$(157)
90-Day Eurodollar December Futures	Short	12/2016	5,163	(14,314)	194	0
90-Day Eurodollar June Futures	Long	06/2016	1,229	2,856	0	(46)
90-Day Eurodollar June Futures	Short	06/2017	3,662	(12,765)	137	0
90-Day Eurodollar March Futures	Long	03/2016	731	1,539	0	(27)
90-Day Eurodollar September Futures	Short	09/2016	8	(10)	0	0
90-Day Eurodollar September Futures	Short	09/2017	1,487	(5,616)	56	0
Australia Government 10-Year Bond December Futures	Long	12/2015	24	21	18	(3)
Canada Government 10-Year Bond December Futures	Short	12/2015	286	331	60	(41)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	151	531	86	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	36	(91)	0	(6)
Mini MSCI EAFE Index December Futures	Short	12/2015	284	532	0	(450)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	1,378	1,416	0	(43)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	465	(664)	36	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	13	37	9	0
United Kingdom Long Gilt December Futures	Long	12/2015	279	437	106	(51)

Total Futures Contracts				$(19,275)	$702	$(824)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$148,698	$4,341	$(5,752)	$533	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	5,300	1	11	11	(3)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	127

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$160,200	$852	$(1,946)	$7	$0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	23,400	84	(8)	0	(4)

				$5,278	$(7,695)	$551	$(7)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	1,530,700	$(5,047)	$(5,138)	$227	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		730,700	(14,111)	(10,800)	300	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		70,300	(1,920)	(1,596)	42	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		3,600	(91)	(107)	2	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		38,600	959	247	0	(30)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		72,400	(1,199)	(1,199)	61	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		155,500	(4,924)	(5,576)	76	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		55,200	1,410	1,964	0	(52)
Receive	3-Month USD-LIBOR	2.330%	08/19/2025		21,000	(660)	(583)	20	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		13,600	(547)	(653)	9	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		14,200	555	711	0	(14)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		115,600	(4,622)	(6,233)	356	0
Pay	3-Month USD-LIBOR	2.810%	09/14/2046		7,000	255	255	0	(21)
Receive	6-Month EUR-EURIBOR	0.500%	03/16/2021	EUR	26,800	(84)	(192)	0	(23)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	347,800	(7,567)	(8,157)	0	(18)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		43,700	(1,760)	(1,335)	0	(136)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		13,700	(189)	(387)	0	(87)
Pay	28-Day MXN-TIIE	5.145%	04/02/2020	MXN	150,500	(51)	89	27	0
Pay	28-Day MXN-TIIE	5.640%	06/04/2021		93,100	12	12	26	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021		900	1	1	0	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		93,700	(16)	(16)	29	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		82,200	(77)	(43)	26	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		82,200	8	8	35	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		35,100	4	4	9	0

						$(39,661)	$(38,724)	$1,245	$(381)

Total Swap Agreements						$(34,383)	$(46,419)	$1,796	$(388)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $47,954 and cash of $3,801 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value		Variation Margin Asset		Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$25	$702	$1,796	$2,523	$0	$(824)	$(388)	$(1,212)

128	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	48,415	$		35,772	$1,757	$0
	11/2015		CNY	95,854			15,303	278	0

BOA	10/2015		JPY	610,470			5,100	10	0
	10/2015	$		12,317		GBP	8,102	0	(61)
	10/2015			173		RUB	11,453	2	0
	11/2015		CNY	30,273	$		4,834	89	0
	11/2015		GBP	8,102			12,316	61	0
	11/2015		RUB	11,453			171	0	(1)
	11/2015	$		21,726		AUD	31,184	114	0
	11/2015			14,594		EUR	12,975	0	(86)
	11/2015			14,186		JPY	1,761,100	501	0
	05/2016		BRL	47,229	$		13,467	2,336	0

BPS	11/2015		GBP	1,859			2,915	103	0
	11/2015	$		6,074		CAD	8,002	0	(79)
	12/2015		JPY	13,140,000	$		109,115	0	(566)
	12/2015		MXN	106,928			6,283	0	(3)
	08/2016		CNY	58,891			8,900	0	(110)

BRC	10/2015		SGD	23,994			17,139	281	0
	12/2015	$		195		MXN	3,340	2	0

CBK	10/2015			337		ILS	1,271	0	(13)
	10/2015			26,170		SGD	37,502	178	0
	11/2015		AUD	5,404	$		3,953	169	0
	11/2015		CAD	425			325	6	0
	11/2015		CNY	13,339			2,129	38	0
	11/2015		EUR	357,138			390,029	139	(9,427)
	11/2015		GBP	925			1,460	61	0
	11/2015		JPY	2,334,400			18,856	0	(612)
	11/2015	$		48,854		EUR	43,670	224	(250)
	11/2015			15,636		JPY	1,874,600	0	(2)
	12/2015		SGD	37,502	$		26,095	0	(198)
	12/2015	$		137		MXN	2,341	0	0

DUB	10/2015		BRL	31,079	$		7,758	0	(81)
	10/2015	$		7,823		BRL	31,079	17	0
	10/2015			74		HUF	21,087	1	0
	10/2015		ZAR	28,159	$		2,238	212	0
	11/2015		CHF	3,475			3,543	0	(27)
	11/2015		CNY	78,300			12,502	229	0
	11/2015	$		7,680		BRL	31,079	74	0
	11/2015			1,772		CNY	11,412	14	0
	11/2015			665		JPY	82,612	24	0

FBF	10/2015			22,827		SGD	32,101	0	(274)
	12/2015			251		MXN	4,327	3	0

GLM	10/2015		TWD	553,353	$		17,209	464	0
	11/2015		AUD	10,591			7,536	119	0
	11/2015		CAD	561			429	9	0
	11/2015		NOK	830			101	3	0
	11/2015	$		1,844		CNY	11,933	24	0
	11/2015			58,702		EUR	51,917	0	(654)
	11/2015			429		JPY	52,925	12	0
	07/2016		BRL	69,622	$		19,429	3,293	0

HUS	10/2015		KRW	44,335,022			38,995	1,618	0
	10/2015	$		85,527		JPY	10,259,107	0	(10)
	11/2015		CNY	32,247	$		5,148	93	0
	11/2015		JPY	10,259,107			85,564	13	0
	11/2015	$		1,467		CNY	9,443	11	0
	08/2016		CNY	89,297	$		13,499	0	(162)
	01/2021		BRL	2,330			359	5	0

JPM	10/2015			31,079			7,823	0	(17)
	10/2015		ILS	1,271			324	0	0
	10/2015		KRW	20,239,512			17,207	144	0
	10/2015	$		8,633		BRL	31,079	0	(793)
	10/2015			6,762		CAD	9,012	0	(9)
	10/2015			13,483		KRW	15,798,979	5	(168)
	10/2015			2,004		SGD	2,807	0	(32)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	129

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		CAD	9,012	$		6,761	$9	$0
	11/2015		CNY	183,167			28,374	0	(337)
	11/2015	$		2,186		CNY	13,952	0	(2)
	11/2015			16,745		EUR	14,861	0	(129)
	11/2015			535		INR	34,779	0	(8)
	12/2015			324		ILS	1,271	0	0
	05/2016		BRL	64,548	$		18,312	3,099	0

MSB	10/2015		JPY	10,259,107			85,346	0	(172)
	10/2015		RUB	11,453			176	1	0
	11/2015	$		7,215		CNY	46,703	96	0
	05/2016		BRL	15,859	$		4,501	763	0

NAB	10/2015	$		84,631		EUR	74,140	0	(1,787)

NGF	10/2015			7,819		KRW	9,060,266	0	(181)

SCX	10/2015		CAD	9,012	$		6,808	55	0
	10/2015		GBP	8,102			12,580	324	0
	10/2015		JPY	742,326			6,200	10	0
	11/2015		AUD	16,469			11,991	457	0
	11/2015		CNY	113,534			17,468	0	(328)
	11/2015	$		650		TRY	1,958	0	(14)
	01/2016		CNY	251,351	$		38,288	0	(752)
	08/2016			44,010			6,650	0	(83)

SOG	08/2016			15,869			2,400	0	(28)

UAG	11/2015			96,423			15,396	282	0
	11/2015	$		44,740		EUR	39,980	0	(38)
	11/2015			67,683		JPY	8,119,800	75	(40)
	12/2015			793		MXN	13,316	0	(11)
	08/2016		CNY	12,896	$		1,951	0	(22)

Total Forward Foreign Currency Contracts								$17,907	$(17,567)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	33,554	$557	$287
BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	8,900	57	143
HUS	Put - OTC USD versus CNH		6.443	08/16/2016		13,300	76	224
	Put - OTC USD versus CNH		6.442	08/17/2016		8,800	46	148
JPM	Call - OTC USD versus CNH		6.400	02/02/2016		16,653	450	306
	Call - OTC USD versus CNH		7.400	02/02/2016		16,653	99	35
SOG	Put - OTC USD versus CNH		6.444	08/17/2016		2,400	13	41
UAG	Call - OTC USD versus CNH		6.500	02/02/2016		16,654	350	217
	Call - OTC USD versus CNH		7.500	02/02/2016		16,654	92	31

							$1,740	$1,432

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	35,300	$39	$116

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		22,200	24	73
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		246,900	275	824
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		67,400	3,360	1,803
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		51,400	2,566	1,444

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		70,700	537	2

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		329,400	87	2
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		530,200	590	1,747

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		14,100	386	266

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		266,900	267	880
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		142,800	157	472
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		456,000	1,072	70

130	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016	$	451,000	$1,172	$89
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		191,400	1,385	1,859

								$11,917	$9,647

Total Purchased Options								$13,657	$11,079

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	15,200	$ (27)	$(33)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		16,200	(9)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		16,200	(21)	(35)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		16,500	(12)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		16,500	(19)	(46)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		23,900	(45)	(32)

							$ (133)	$(152)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	33,554	$(221)	$(80)
	Call - OTC EUR versus USD		1.154	12/04/2015		33,554	(337)	(216)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016	$	8,900	(110)	(116)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		10,840	(175)	(902)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		13,300	(158)	(176)
	Call - OTC USD versus CNH		6.975	08/17/2016		8,800	(102)	(116)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		9,491	(305)	(849)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		33,307	(351)	(159)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		2,400	(28)	(32)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		33,307	(305)	(131)

							$(2,092)	$(2,777)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	7,900	$(16)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		11,900	(129)	(191)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		55,100	(670)	(1,411)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		55,900	(1,020)	(328)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		65,900	(1,360)	(357)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		94,100	(1,636)	(494)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		16,600	(537)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		109,400	(1,547)	(2,801)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		14,100	(389)	(507)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		448,100	(941)	(82)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		451,000	(947)	(106)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		282,900	(4,850)	(1,359)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		24,900	(123)	(223)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		24,900	(122)	(49)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		53,700	(653)	(551)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		30,900	(348)	(141)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		43,500	(1,383)	(1,610)

								$(16,671)	$(10,213)

Total Written Options								$(18,896)	$(13,142)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	131

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $		Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	939	$	1,830,896	AUD	48,900	CAD	0	EUR	125,886	$(18,334)
Sales	798		687,140		0		59,514		368,194	(9,634)
Closing Buys	(1,155)		(268,691)		(48,900)		(29,757)		(276,874)	5,551
Expirations	(291)		(157,500)		0		(29,757)		(107,145)	2,193
Exercised	(291)		(76,200)		0		0		(42,953)	1,328

Balance at End of Period	0	$	2,015,645	AUD	0	CAD	0	EUR	67,108	$(18,896)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	$	1,800	$(41)	$(45)	$0	$(86)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%		300	(4)	(4)	0	(8)

DUB	Brazil Government International Bond	1.000%	12/20/2016	3.246%		300	(4)	(4)	0	(8)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%		1,600	(21)	(22)	0	(43)

HUS	Brazil Government International Bond	1.000%	12/20/2019	4.714%		2,800	(75)	(311)	0	(386)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		5,600	(127)	(139)	0	(266)
	South Africa Government International Bond	1.000%	12/20/2019	2.650%		9,300	(348)	(253)	0	(601)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%		400	(5)	(5)	0	(10)
	China Government International Bond	1.000%	12/20/2019	1.030%		8,600	63	(71)	0	(8)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		1,800	(41)	(45)	0	(86)

							$(603)	$(899)	$0	$(1,502)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$1,900	$ 254	$(46)	$208	$0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	1,900	254	(46)	208	0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,628	(5)	5	0	0

					$ 503	$(87)	$416	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

132	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	975	$(1)	$136	$135	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		220	1	(7)	0	(6)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	9,800	(20)	(205)	0	(225)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		25,300	31	(567)	0	(536)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		9,500	25	(193)	0	(168)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	18,600	(21)	(15)	0	(36)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	490	3	65	68	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	38,800	6	(897)	0	(891)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		139,200	(31)	(2,918)	0	(2,949)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		99,400	8	(1,910)	0	(1,902)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	17,600	(3)	(21)	0	(24)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	420	0	25	25	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	8,100	4	(176)	0	(172)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		21,100	(4)	(370)	0	(374)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	7,400	(2)	(90)	0	(92)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		10,600	2	(245)	0	(243)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		153,800	49	(3,307)	0	(3,258)
	Pay	1-Year BRL-CDI	12.330%	01/04/2021		98,200	(106)	(2,019)	0	(2,125)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		58,100	3	(1,114)	0	(1,111)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		26,400	10	(478)	0	(468)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	400	2	22	24	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		900	1	125	126	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		300	(1)	21	20	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		400	3	46	49	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	89,300	95	(1,987)	0	(1,892)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		43,600	(4)	(761)	0	(765)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		5,200	14	(106)	0	(92)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	7,520	0	121	121	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	82,000	0	(55)	0	(55)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		75,600	(9)	(1,592)	0	(1,601)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		71,200	52	(1,313)	0	(1,261)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		31,500	0	14	14	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	23,800	(89)	2	0	(87)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		43,000	(3)	44	41	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		41,100	(4)	(514)	0	(518)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	39,400	(2)	(25)	0	(27)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		46,900	(103)	(973)	0	(1,076)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		67,400	(88)	(1,340)	0	(1,428)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		34,600	17	(630)	0	(613)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	500	3	59	62	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		710	1	98	99	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	117,000	(180)	(3,568)	0	(3,748)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		96,700	57	(2,105)	0	(2,048)

							$(284)	$(28,724)	$784	$(29,792)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
FBF	Receive	RALVEIET Index	3,134,653	1-Month USD-LIBOR plus a specified spread	04/15/2016	$323,248		$(5,077)	$0	$(5,077)
	Receive	RALVEIET Index	6,130,755	1-Month USD-LIBOR plus a specified spread	05/13/2016	674,726		(53,782)	0	(53,782)
	Receive	RALVEIIT Index	5,910,873	1-Month USD-LIBOR plus a specified spread	06/30/2016	652,956		(54,401)	0	(54,401)
GST	Receive	RALVEIET Index	1,867,541	1-Month USD-LIBOR plus a specified spread	03/15/2016	192,226		(3,033)	0	(3,033)

								$(116,293)	$0	$(116,293)

Total Swap Agreements							$(384)	$(146,003)	$1,200	$(147,587)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	133

Schedule of Investments PIMCO RAE Low Volatility PLUS International Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $202,471 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$2,035	$0	$0	$2,035	$0	$0	$0	$0	$2,035	$(2,190)	$(155)
BOA	3,113	287	343	3,743	(148)	(1,899)	(1,057)	(3,104)	639	(1,030)	(391)
BPS	103	143	68	314	(758)	(116)	(5,766)	(6,640)	(6,326)	7,128	802
BRC	283	0	0	283	0	(71)	(8)	(79)	204	(260)	(56)
CBK	815	116	233	1,164	(10,502)	0	(638)	(11,140)	(9,976)	13,850	3,874
DUB	571	4,144	0	4,715	(108)	(1,179)	(7,214)	(8,501)	(3,786)	2,252	(1,534)
FBF	3	2	219	224	(274)	(904)	(116,009)	(117,187)	(116,963)	156,216	39,253
GLM	3,924	1,749	176	5,849	(654)	(2,801)	(3,522)	(6,977)	(1,128)	0	(1,128)
GST	0	0	0	0	0	0	(3,076)	(3,076)	(3,076)	7,130	4,054
HUS	1,740	372	0	2,112	(172)	(292)	(4,397)	(4,861)	(2,749)	3,113	364
JPM	3,257	607	62	3,926	(1,495)	(1,596)	(104)	(3,195)	731	(811)	(80)
MSB	860	0	0	860	(172)	0	0	(172)	688	(700)	(12)
MYC	0	3,370	99	3,469	0	(4,121)	(5,796)	(9,917)	(6,448)	7,187	739
NAB	0	0	0	0	(1,787)	0	0	(1,787)	(1,787)	1,656	(131)
NGF	0	0	0	0	(181)	0	0	(181)	(181)	261	80
RYL	0	0	0	0	0	0	0	0	0	(60)	(60)
SCX	846	0	0	846	(1,177)	0	0	(1,177)	(331)	1,998	1,667
SOG	0	41	0	41	(28)	(32)	0	(60)	(19)	0	(19)
UAG	357	248	0	605	(111)	(131)	0	(242)	363	(860)	(497)

Total Over the Counter	$17,907	$11,079	$1,200	$30,186	$(17,567)	$(13,142)	$(147,587)	$(178,296)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	0	702	702
Swap Agreements	0	551	0	0	1,245	1,796

	$0	$551	$0	$0	$1,972	$2,523

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,907	$0	$17,907
Purchased Options	0	0	0	1,432	9,647	11,079
Swap Agreements	0	416	0	0	784	1,200

	$0	$416	$0	$19,339	$10,431	$30,186

	$0	$967	$0	$19,339	$12,403	$32,709

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$450	$0	$374	$824
Swap Agreements	0	7	0	0	381	388

	$0	$7	$450	$0	$755	$1,212

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,567	$0	$17,567
Written Options	0	152	0	2,777	10,213	13,142
Swap Agreements	0	1,502	116,293	0	29,792	147,587

	$0	$1,654	$116,293	$20,344	$40,005	$178,296

	$0	$1,661	$116,743	$20,344	$40,760	$179,508

134	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3)	$(3)
Written Options	0	0	0	0	664	664
Futures	0	0	(17)	0	(1,946)	(1,963)
Swap Agreements	0	3,279	0	0	(60,204)	(56,925)

	$0	$3,279	$(17)	$0	$(61,489)	$(58,227)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$62,820	$0	$62,820
Purchased Options	0	0	0	(1,341)	(865)	(2,206)
Written Options	0	131	0	4,584	1,037	5,752
Swap Agreements	0	1,043	91,056	(89)	(1,428)	90,582

	$0	$1,174	$91,056	$65,974	$(1,256)	$156,948

	$0	$4,453	$91,039	$65,974	$(62,745)	$98,721

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$221	$221
Futures	0	0	533	0	(12,269)	(11,736)
Swap Agreements	0	(9,305)	0	0	46,153	36,848

	$0	$(9,305)	$533	$0	$34,105	$25,333

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(69,740)	$0	$(69,740)
Purchased Options	0	0	0	137	594	731
Written Options	0	(19)	0	(319)	5,845	5,507
Swap Agreements	0	(1,045)	(189,038)	34	(25,860)	(215,909)

	$0	$(1,064)	$(189,038)	$(69,888)	$(19,421)	$(279,411)

	$0	$(10,369)	$(188,505)	$(69,888)	$14,684	$(254,078)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,594	$0	$10,594
Corporate Bonds & Notes
Banking & Finance	0	394,312	4,933	399,245
Industrials	0	112,355	0	112,355
Utilities	0	63,664	0	63,664
Municipal Bonds & Notes
Illinois	0	1,617	0	1,617
Rhode Island	0	1,624	0	1,624
West Virginia	0	3,353	0	3,353
U.S. Government Agencies	0	214,675	0	214,675
U.S. Treasury Obligations	0	790,004	0	790,004
Mortgage-Backed Securities	0	132,729	0	132,729
Asset-Backed Securities	0	254,371	0	254,371
Sovereign Issues	0	74,521	0	74,521
Preferred Securities
Banking & Finance	179	0	0	179
Short-Term Instruments
Certificates of Deposit	0	25,360	0	25,360
Commercial Paper	0	104,729	0	104,729
Repurchase Agreements	0	86,597	0	86,597
Japan Treasury Bills	0	120,789	0	120,789
U.S. Treasury Bills	0	14,573	0	14,573
	$179	$2,405,867	$4,933	$2,410,979

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$113	$0	$0	$113

Total Investments	$292	$2,405,867	$4,933	$2,411,092

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(394,933)	0	(394,933)
U.S. Treasury Obligations	0	(86,970)	0	(86,970)
	$0	$(481,903)	$0	$(481,903)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	702	1,821	0	2,523
Over the counter	0	30,186	0	30,186
	$702	$32,007	$0	$32,709

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(824)	(388)	0	(1,212)
Over the counter	0	(178,296)	0	(178,296)
	$(824)	$(178,684)	$0	$(179,508)

Totals	$170	$1,777,287	$4,933	$1,782,390

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	135

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.6%

BANK LOAN OBLIGATIONS 2.2%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$13,406	$12,285
Charter Communications Operating LLC
3.000% due 07/01/2020		5,465	5,409
Dell, Inc.
3.750% due 10/29/2018		3,642	3,639
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		2,373	2,369
HCA, Inc.
2.944% due 03/31/2017		4,243	4,244
MGM Resorts International
3.500% due 12/20/2019		1,945	1,933
OGX
TBD% - 13.000% due 04/10/2049		62	72
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		787	792
Realogy Corp.
3.750% due 03/05/2020		2,628	2,628

Total Bank Loan Obligations (Cost $34,385)			33,371

CORPORATE BONDS & NOTES 30.8%

BANKING & FINANCE 17.8%
ABN AMRO Bank NV
4.750% due 07/28/2025		400	398
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,933
6.250% due 12/01/2017		500	526
American International Group, Inc.
4.125% due 02/15/2024		300	316
Aviation Loan Trust
2.447% due 12/15/2022		3,827	3,558
Banca Carige SpA
3.875% due 10/24/2018	EUR	6,100	7,457
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		10,100	12,497
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		100	120
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,600	1,608
Bank of America Corp.
1.196% due 04/01/2019		21,700	21,733
2.650% due 04/01/2019		6,200	6,276
4.125% due 01/22/2024		3,000	3,143
5.000% due 05/13/2021		300	331
5.650% due 05/01/2018		300	327
5.700% due 01/24/2022		100	114
6.875% due 04/25/2018		1,500	1,678
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		4,000	3,945
Barclays Bank PLC
7.625% due 11/21/2022		4,600	5,163
7.750% due 04/10/2023		200	215
10.179% due 06/12/2021		2,510	3,294
14.000% due 06/15/2019 (e)	GBP	1,777	3,464
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	1,000	1,184
8.250% due 12/15/2018 (e)		$400	418
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		1,700	1,703
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		400	403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	$706
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,871
Citigroup, Inc.
1.300% due 04/01/2016		5,545	5,556
5.950% due 05/15/2025 (e)		1,400	1,321
6.125% due 05/15/2018		500	553
Credit Agricole S.A.
0.881% due 06/12/2017		16,000	15,995
Credit Suisse AG
6.500% due 08/08/2023		1,400	1,511
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	584
Crown Castle International Corp.
5.250% due 01/15/2023		2,400	2,547
Eksportfinans ASA
2.375% due 05/25/2016		4,000	4,011
5.500% due 05/25/2016		1,300	1,328
5.500% due 06/26/2017		500	527
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	4,400	6,618
Ford Motor Credit Co. LLC
0.852% due 09/08/2017		$9,700	9,508
4.134% due 08/04/2025		600	599
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,400	6,412
2.750% due 05/15/2016		200	201
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	6,300	7,426
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		$2,200	2,246
HBOS PLC
0.634% due 03/29/2016	EUR	300	335
1.032% due 09/06/2017		$400	398
6.750% due 05/21/2018		1,600	1,768
HSBC Finance Corp.
0.754% due 06/01/2016		100	100
HSBC Holdings PLC
4.250% due 08/18/2025		2,800	2,766
HSBC USA, Inc.
1.081% due 08/07/2018		1,000	999
International Lease Finance Corp.
6.750% due 09/01/2016		5,050	5,233
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,408
JPMorgan Chase & Co.
0.841% due 02/15/2017		14,000	13,994
0.845% due 04/25/2018		11,000	10,956
KBC Bank NV
8.000% due 01/25/2023		600	657
LBG Capital PLC
15.000% due 12/21/2019	EUR	700	1,155
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,400	1,984
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		200	205
7.625% due 06/27/2023 (e)	GBP	1,600	2,451
7.875% due 06/27/2029 (e)		1,800	2,810
Mizuho Bank Ltd.
0.776% due 09/25/2017		$700	697
Morgan Stanley
1.575% due 04/25/2018		8,700	8,828
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,500	1,551
Nationwide Building Society
3.900% due 07/21/2025		$400	410

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Corp.
8.450% due 06/15/2018		$1,050	$1,082
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		500	506
Nykredit Realkredit A/S
4.000% due 06/03/2036	EUR	600	668
PHH Corp.
6.375% due 08/15/2021		$4,250	3,846
Rabobank Group
8.375% due 07/26/2016 (e)		900	931
8.400% due 06/29/2017 (e)		900	961
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,262
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		300	300
8.000% due 08/10/2025 (e)		400	404
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		3,400	3,397
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,931
Standard Chartered PLC
3.950% due 01/11/2023		1,000	934
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	300	365
Swedbank Hypotek AB
1.375% due 03/28/2018		$16,800	16,790
Toronto-Dominion Bank
2.125% due 07/02/2019		9,600	9,660
UBS AG
5.125% due 05/15/2024		1,600	1,576
7.250% due 02/22/2022		200	209
UBS Group AG
5.750% due 02/19/2022 (e)	EUR	200	224
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		$500	502
4.125% due 09/24/2025		500	499
Wells Fargo & Co.
1.175% due 07/22/2020		2,500	2,511
2.600% due 07/22/2020		900	910
Westpac Banking Corp.
1.850% due 11/26/2018		500	504

			272,001

INDUSTRIALS 6.8%
AbbVie, Inc.
1.800% due 05/14/2018		600	599
2.500% due 05/14/2020		300	299
3.200% due 11/06/2022		100	100
3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	191
4.700% due 05/14/2045		200	195
Actavis Funding SCS
1.591% due 03/12/2020		1,500	1,488
3.450% due 03/15/2022		1,500	1,482
ADT Corp.
4.125% due 06/15/2023		1,200	1,086
6.250% due 10/15/2021 (h)		2,300	2,383
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,700	5,017
CCO Safari LLC
4.464% due 07/23/2022		100	100
4.908% due 07/23/2025		1,500	1,496
Cemex S.A.B. de C.V.
5.039% due 10/15/2018		1,800	1,868
5.875% due 03/25/2019 (h)		2,300	2,248

136	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		$100	$101
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,396
CNPC General Capital Ltd.
1.209% due 05/14/2017		5,200	5,179
Con-way, Inc.
7.250% due 01/15/2018		700	725
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		384	401
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,496
CVS Health Corp.
1.900% due 07/20/2018		800	806
2.800% due 07/20/2020		200	203
3.500% due 07/20/2022		100	103
3.875% due 07/20/2025		1,000	1,033
4.875% due 07/20/2035		300	316
5.125% due 07/20/2045		400	432
Dynegy, Inc.
6.750% due 11/01/2019		12,200	12,291
7.375% due 11/01/2022		1,950	1,974
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,050
First Quantum Minerals Ltd.
6.750% due 02/15/2020		988	667
7.000% due 02/15/2021		988	645
Freeport-McMoRan, Inc.
2.375% due 03/15/2018		2,500	2,200
HCA, Inc.
4.750% due 05/01/2023		1,000	1,006
6.500% due 02/15/2020		2,600	2,840
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,800	9,281
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		$400	473
Masco Corp.
6.125% due 10/03/2016		2,000	2,085
Mondelez International, Inc.
2.250% due 02/01/2019		2,200	2,216
NXP BV
3.500% due 09/15/2016		8,200	8,261
QUALCOMM, Inc.
4.650% due 05/20/2035		300	274
4.800% due 05/20/2045		400	351
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
4.450% due 06/12/2025		200	210
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,116
Tenet Healthcare Corp.
6.000% due 10/01/2020		4,900	5,182
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,100	2,332
Times Square Hotel Trust
8.528% due 08/01/2026		3,086	3,813
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	461
UnitedHealth Group, Inc.
4.750% due 07/15/2045		$600	636
VeriSign, Inc.
4.625% due 05/01/2023		5,000	4,887
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,210

			102,602

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 6.2%
AES Corp.
3.324% due 06/01/2019		$6,700	$6,382
AT&T, Inc.
1.257% due 06/30/2020		800	794
2.450% due 06/30/2020		200	197
3.000% due 06/30/2022		1,000	977
3.400% due 05/15/2025		500	478
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		300	276
BellSouth Corp.
4.821% due 04/26/2021		10,400	10,613
BP Capital Markets PLC
4.500% due 10/01/2020		200	220
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,600	7,592
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		9,800	10,855
Petrobras Global Finance BV
2.429% due 01/15/2019		1,300	900
2.694% due 03/17/2017		500	431
2.750% due 01/15/2018	EUR	600	541
3.214% due 03/17/2020		$8,200	5,638
3.500% due 02/06/2017		500	446
3.750% due 01/14/2021	EUR	100	79
4.375% due 05/20/2023		$250	164
4.875% due 03/17/2020		300	221
5.375% due 01/27/2021		600	439
5.750% due 01/20/2020		800	602
6.850% due 06/05/2115		2,450	1,556
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		20,300	20,310
Sprint Communications, Inc.
8.375% due 08/15/2017		3,800	3,798
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	1,400	1,654
Verizon Communications, Inc.
3.500% due 11/01/2024		$4,300	4,247
4.400% due 11/01/2034		8,760	8,180
4.862% due 08/21/2046		1,870	1,757
5.150% due 09/15/2023		4,600	5,083

			94,522

Total Corporate Bonds & Notes (Cost $487,516)			469,125

MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 1.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.120% due 04/01/2045		500	495
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		100	121
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		1,400	1,952
7.500% due 04/01/2034		5,120	7,179
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		400	574
7.950% due 03/01/2036		200	240
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		200	244

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	$100	$124
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	500	602
5.813% due 06/01/2040	200	246
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	129
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024	5,000	5,080

		16,986

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	990	1,038
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	512
7.750% due 01/01/2042	800	802

		2,352

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,145	2,145

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	122

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	291

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	114

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018	2,500	2,534

Total Municipal Bonds & Notes (Cost $24,170)		24,544

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.564% due 05/25/2037	77	77
0.594% due 04/25/2037	120	120
0.604% due 09/25/2035	68	69
0.644% due 12/25/2040	476	479
0.694% due 05/25/2040	305	307
0.744% due 09/25/2041	251	253
0.794% due 01/25/2034	345	351
0.844% due 02/25/2024	172	174
0.944% due 01/25/2040	508	518
1.094% due 03/25/2032	97	99
3.000% due 06/25/2042 (a)	8,165	918
4.000% due 06/01/2024 - 10/01/2045	14,018	15,182

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	137

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 10/01/2020 - 09/01/2024	$118	$127
5.000% due 02/01/2032 - 04/01/2033	82	91
6.056% due 03/25/2024 (a)	1,908	206
6.106% due 03/25/2038 (a)	1,926	320
6.186% due 03/25/2037 (a)	304	49
6.406% due 08/25/2041 (a)	1,344	207
6.456% due 07/25/2039 (a)	709	84
12.272% due 03/25/2040	243	305
Freddie Mac
0.507% due 02/15/2037	18	18
0.557% due 05/15/2036	62	62
0.607% due 11/15/2043	24,814	24,947
0.707% due 11/15/2040 - 02/15/2041	776	782
5.500% due 08/15/2030	1	1
5.993% due 06/15/2038 (a)	6,852	969
7.514% due 12/15/2042	1,980	2,052
7.793% due 02/15/2032 (a)	647	169
9.487% due 01/15/2041	936	1,035
11.460% due 09/15/2041	24	25
12.580% due 02/15/2041	6	7
Ginnie Mae
3.500% due 06/15/2042 - 11/01/2045	28,799	30,179
4.000% due 10/01/2045	3,000	3,199

Total U.S. Government Agencies (Cost $82,104)		83,381

U.S. TREASURY OBLIGATIONS 32.1%
U.S. Treasury Bonds
2.000% due 08/15/2025 (h)	19,050	18,961
2.250% due 11/15/2024 (l)	2,500	2,548
2.375% due 08/15/2024 (j)(l)	11,400	11,747
3.000% due 11/15/2044 (l)	1,700	1,738
3.000% due 05/15/2045	1,350	1,383
3.125% due 08/15/2044	20,500	21,472
4.250% due 05/15/2039 (h)	23,500	29,644
4.500% due 08/15/2039 (l)	16,400	21,412
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	46,182	45,107
0.125% due 01/15/2023 (j)	11,787	11,382
0.125% due 07/15/2024 (j)	32,163	30,744
0.250% due 01/15/2025	554	532
0.375% due 07/15/2023 (j)	3,589	3,533
0.750% due 02/15/2045	7,196	6,261
2.000% due 01/15/2026	30,421	34,194
2.375% due 01/15/2025	21,524	24,808
U.S. Treasury Notes
1.375% due 08/31/2020 (h)(j)	140,900	141,109
1.875% due 08/31/2022 (h)(l)	64,400	64,966
2.000% due 07/31/2022 (l)	17,300	17,602

Total U.S. Treasury Obligations (Cost $490,178)		489,143

MORTGAGE-BACKED SECURITIES 7.6%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	960	825
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045	370	370
Banc of America Funding Trust
2.693% due 02/20/2036	91	90
BCAP LLC Trust
0.335% due 09/26/2035	157	156
Bear Stearns Adjustable Rate Mortgage Trust
2.607% due 08/25/2033	280	280

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 05/25/2034		$2	$2
2.833% due 02/25/2034		1,223	1,201
Bear Stearns ALT-A Trust
2.112% due 10/25/2033		20	19
Bella Vista Mortgage Trust
2.556% due 11/20/2034		292	286
Chase Mortgage Finance Trust
5.500% due 03/25/2037		37	34
Citigroup Commercial Mortgage Trust
2.346% due 09/10/2045 (a)		44,979	3,979
5.810% due 06/14/2050		11,223	11,759
Commercial Mortgage Trust
1.906% due 01/10/2046		4,300	4,311
Countrywide Alternative Loan Trust
0.364% due 11/25/2036		1,811	1,774
4.750% due 08/25/2018		527	528
6.000% due 02/25/2037 ^		720	585
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,128	1,170
5.500% due 01/25/2035		589	601
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	558
Eurohome UK Mortgages PLC
0.738% due 06/15/2044	GBP	4,722	6,590
First Horizon Alternative Mortgage Securities Trust
2.242% due 06/25/2034		$63	62
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		287	299
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		8,300	8,610
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	555
5.162% due 12/10/2043		500	565
5.988% due 08/10/2045		1,794	1,894
GSAA Trust
6.000% due 04/01/2034		258	271
GSR Mortgage Loan Trust
2.702% due 09/25/2035		71	71
Impac CMB Trust
1.114% due 11/25/2034		18	17
IndyMac Mortgage Loan Trust
0.434% due 04/25/2035		157	141
JPMorgan Alternative Loan Trust
3.064% due 11/25/2036 ^		649	578
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043		700	726
JPMorgan Resecuritization Trust
7.631% due 03/26/2038		5,795	4,565
Leek Finance PLC
0.605% due 09/21/2038		8,518	8,903
Lehman XS Trust
0.374% due 07/25/2037 ^		556	413
MASTR Adjustable Rate Mortgages Trust
0.544% due 07/25/2035 ^		6,330	3,172
MASTR Asset Securitization Trust
5.250% due 12/25/2033		307	316
Morgan Stanley Bank of America Merrill Lynch Trust
1.813% due 02/15/2046 (a)		34,141	2,663
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045		11,894	12,495
RBSSP Resecuritization Trust
3.188% due 10/26/2035		16,443	15,319
Residential Accredit Loans, Inc. Trust
6.000% due 10/25/2034		501	529
Structured Adjustable Rate Mortgage Loan Trust
0.434% due 03/25/2035		755	685
0.504% due 07/25/2035		781	569

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.384% due 02/25/2036		$429	$280
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.405% due 02/25/2034		169	167
WaMu Mortgage Pass-Through Certificates Trust
0.614% due 05/25/2044		4,811	4,587
1.893% due 02/27/2034		82	81
2.506% due 08/25/2034		361	361
Wells Fargo Commercial Mortgage Trust
1.237% due 02/15/2027		11,300	11,238
Wells Fargo Mortgage-Backed Securities Trust
2.682% due 03/25/2035		48	48
2.705% due 04/25/2036 ^		43	42

Total Mortgage-Backed Securities (Cost $119,166)			115,340

ASSET-BACKED SECURITIES 10.5%
Aegis Asset-Backed Securities Trust
1.194% due 03/25/2035 ^		962	890
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.919% due 10/25/2034		1,709	1,506
Alba SPV SRL
1.481% due 04/20/2040	EUR	3,136	3,511
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.259% due 11/25/2034		$2,158	1,770
Asset-Backed Funding Certificates Trust
0.944% due 06/25/2035		1,382	1,370
Asset-Backed Securities Corp. Home Equity Loan Trust
0.624% due 11/25/2035		2,100	2,047
0.834% due 07/25/2035		1,000	914
Atrium CDO Corp.
1.421% due 11/16/2022		7,448	7,456
Bear Stearns Asset-Backed Securities Trust
0.364% due 03/25/2037		1,987	1,933
0.604% due 12/25/2035		2,200	2,145
Bilkreditt Ltd.
0.343% due 12/25/2027	EUR	341	382
BNC Mortgage Loan Trust
0.294% due 05/25/2037		$812	783
Citigroup Mortgage Loan Trust, Inc.
4.614% due 10/25/2037		2,099	1,970
COA Summit CLO Ltd.
1.637% due 04/20/2023		5,654	5,652
Countrywide Asset-Backed Certificates
0.334% due 08/25/2037		4,631	3,648
0.344% due 12/25/2036		8,394	8,006
0.344% due 05/25/2037		1,346	1,208
0.364% due 05/25/2037		493	445
0.384% due 05/25/2035		966	950
0.404% due 05/25/2047		9,786	6,794
0.564% due 04/25/2036		12,000	8,915
0.854% due 11/25/2033		1,169	1,130
Countrywide Asset-Backed Certificates Trust
0.814% due 08/25/2035		1,300	1,242
1.244% due 09/25/2034		1,218	1,111
Educational Funding Co. LLC
0.545% due 10/25/2029		1,596	1,479
Fremont Home Loan Trust
0.434% due 01/25/2036		324	315
Gallatin CLO Ltd.
1.559% due 07/15/2023		3,700	3,697
GSAMP Trust
1.244% due 06/25/2034		365	353

138	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Home Equity Loan Trust USA
0.696% due 03/20/2036		$1,000	$948
Inwood Park CDO Ltd.
0.512% due 01/20/2021		1,332	1,332
L2L Education Loan Trust
0.547% due 06/15/2031		2,010	1,874
LCM LP
1.549% due 04/15/2022		16,494	16,512
Lehman ABS Mortgage Loan Trust
0.394% due 06/25/2037		5,572	3,708
LightPoint Pan-European CLO PLC
0.228% due 01/31/2022	EUR	47	52
Madison Park Funding Ltd.
1.545% due 04/22/2022		$14,595	14,557
MASTR Asset-Backed Securities Trust
0.654% due 06/25/2035		12,281	11,361
Morgan Stanley Mortgage Loan Trust
0.264% due 01/25/2047 ^		14	14
New Century Home Equity Loan Trust
0.474% due 10/25/2035		183	183
Octagon Investment Partners Ltd.
1.574% due 05/05/2023		9,305	9,294
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,307
Option One Mortgage Loan Trust Asset-Backed Certificates
0.654% due 11/25/2035		6,500	4,846
Park Place Securities, Inc.
0.684% due 09/25/2035		800	651
RAAC Trust
1.394% due 09/25/2047		1,646	1,619
Residential Asset Mortgage Products Trust
0.364% due 05/25/2036		31	31
Residential Asset Securities Corp. Trust
0.394% due 02/25/2036		279	276
0.654% due 11/25/2035		900	715
0.839% due 03/25/2035		1,852	1,743
0.869% due 02/25/2035		1,718	1,602
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		1,567	1,567
Securitized Asset-Backed Receivables LLC Trust
0.474% due 12/25/2035		435	424
Silver Arrow S.A.
0.197% due 10/20/2021	EUR	186	208
SLM Private Credit Student Loan Trust
0.577% due 12/16/2041		$2,000	1,753
Structured Asset Securities Corp.
0.854% due 02/25/2035		293	273
Structured Asset Securities Corp. Mortgage Loan Trust
0.404% due 02/25/2037		6,788	6,045
0.644% due 11/25/2035		1,400	1,264

Total Asset-Backed Securities (Cost $159,497)			160,781

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 12.3%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	6,800	$8,152
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	60,900	14,846
0.000% due 07/01/2016 (c)		49,900	11,317
0.000% due 10/01/2016 (c)		23,100	5,034
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		18,000	3,679
10.000% due 01/01/2023		44,800	8,664
10.000% due 01/01/2025		132,300	24,463
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$16,100	17,461
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	8,700	6,597
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	8,526	9,889
3.750% due 09/01/2024		2,700	3,538
Italy Government International Bond
5.250% due 09/20/2016		$3,300	3,428
Kommunalbanken A/S
0.706% due 03/27/2017		3,200	3,217
1.375% due 06/08/2017		1,300	1,313
Mexico Government International Bond
4.750% due 06/14/2018	MXN	85,300	5,071
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025	NZD	24,027	15,298
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	390,000	2,747
Slovenia Government International Bond
4.125% due 02/18/2019		$17,500	18,506
4.750% due 05/10/2018		6,400	6,824
5.500% due 10/26/2022		11,100	12,507
Spain Government International Bond
5.150% due 10/31/2044	EUR	3,200	5,059

Total Sovereign Issues (Cost $224,907)			187,610

		SHARES
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%
GMAC Capital Trust
8.125% due 02/15/2040		237,937	6,074

Total Preferred Securities (Cost $6,430)			6,074

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

CERTIFICATES OF DEPOSIT 2.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$16,900	16,898

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		$12,200	$12,217
Sumitomo Mitsui Banking Corp.
0.614% due 04/29/2016		12,500	12,500

			41,615

REPURCHASE AGREEMENTS (g) 0.0%
			289

JAPAN TREASURY BILLS 12.5%
(0.015%) due 12/14/2015 - 12/21/2015 (b)	JPY	22,810,000	190,144

U.S. TREASURY BILLS 1.4%
0.107% due 11/12/2015 - 02/18/2016 (b)(h)(l)		$21,322	21,321

Total Short-Term Instruments (Cost $253,160)			253,369

Total Investments in Securities (Cost $1,881,513)			1,822,738

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		11,732	116

Total Short-Term Instruments (Cost $116)			116

Total Investments in Affiliates (Cost $116)			116

Total Investments 119.6% (Cost $1,881,629)			$1,822,854

Financial Derivative Instruments (i)(k) (3.1%) (Cost or Premiums, net $(3,847))			(47,735)

Other Assets and Liabilities, net (16.5%)			(250,762)

Net Assets 100.0%			$1,524,357

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	139

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund (Cont.)

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 5,000	$4,933	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$289	U.S. Treasury Notes 0.625% due 02/15/2017	$(296)	$289	$289

Total Repurchase Agreements						$(296)	$289	$289

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	02/02/2015	TBD	(2)	$(2,353)	$(2,329)
BOS	0.750%	09/24/2015	10/01/2015		(15,257)	(15,259)
BRC	(0.750%)	04/27/2015	TBD	(2)	(2,255)	(2,248)
GRE	0.700%	09/25/2015	10/02/2015		(3,404)	(3,405)
	0.800%	09/28/2015	10/05/2015		(18,546)	(18,547)
JPS	0.340%	09/22/2015	10/06/2015		(1,800)	(1,800)
	0.340%	09/23/2015	10/07/2015		(804)	(804)
	0.500%	09/28/2015	10/05/2015		(27,032)	(27,033)
SGY	0.170%	10/01/2015	10/01/2015		(33,963)	(33,963)
	0.230%	10/01/2015	10/01/2015		(3,825)	(3,825)
	0.290%	09/30/2015	10/07/2015		(3,829)	(3,829)

Total Reverse Repurchase Agreements						$(113,042)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	0.550%	09/28/2015	10/05/2015	$(113,373)	$(113,395)
UBS	0.430%	09/24/2015	10/01/2015	(18,835)	(18,837)

Total Sale-Buyback Transactions					$(132,232)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $72,076 at a weighted average interest rate of 0.073%.
(4)	Payable for sale-buyback transactions includes $10 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$34,700	$(34,860)	$(35,187)
Fannie Mae	3.500%	10/01/2045	65,000	(67,284)	(67,834)
Fannie Mae	3.500%	11/01/2045	1,200	(1,242)	(1,250)
Fannie Mae	4.000%	10/01/2045	64,000	(67,910)	(68,285)
Fannie Mae	4.000%	11/01/2045	103,000	(109,173)	(109,695)

Total Short Sales				$(280,469)	$(282,251)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

140	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $247,256 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(2,329)	$0	$(2,329)	$2,383	$54
BOS	0	(15,259)	0	(15,259)	15,334	75
BRC	0	(2,248)	0	(2,248)	2,248	0
GRE	0	(21,952)	0	(21,952)	22,092	140
JPS	0	(29,637)	0	(29,637)	29,763	126
SGY	0	(41,617)	0	(41,617)	41,581	(36)
SSB	289	0	0	289	(296)	(7)

Master Securities Forward Transaction Agreement
GSC	0	0	(113,395)	(113,395)	113,518	123
UBS	0	0	(18,837)	(18,837)	18,961	124

Total Borrowings and Other Financing Transactions	$289	$(113,042)	$(132,232)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,577)	$(4,577)
U.S. Treasury Obligations	(15,259)	(55,418)	0	0	(70,677)

Total	$(15,259)	$(55,418)	$0	$(4,577)	$(75,254)

Sale-Buyback Transactions
U.S. Treasury Obligations	(18,837)	(113,395)	0	0	(132,232)

Total	$(18,837)	$(113,395)	$0	$0	$(132,232)

Total Borrowings	$(34,096)	$(168,813)	$0	$(4,577)	$(207,486)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (6)					$(207,486)

(6)	Unsettled reverse repurchase agreements liability of $(37,788) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,696	$2,717	$0	$(101)
90-Day Eurodollar December Futures	Short	12/2016	3,738	(6,142)	140	0
90-Day Eurodollar June Futures	Short	06/2016	43	(49)	2	0
90-Day Eurodollar March Futures	Short	03/2016	369	(354)	14	0
90-Day Eurodollar September Futures	Short	09/2016	6	(7)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	19	17	14	(3)
Canada Government 10-Year Bond December Futures	Short	12/2015	215	249	45	(31)
Euro-Bund 10-Year Bond December Futures	Short	12/2015	17	(55)	0	(3)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	686	790	0	(21)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	356	(480)	28	0
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	59	(166)	33	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	54	110	0	(37)

Total Futures Contracts				$(3,370)	$276	$(196)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	141

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$100,980	$2,948	$(3,313)	$356	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	2,400	1	7	8	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	51,300	304	(449)	2	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	128,500	683	(1,609)	4	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	12,400	44	(3)	0	(3)

				$3,980	$(5,367)	$370	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	1,620,700	$(5,344)	$(5,471)	$240	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		796,100	(15,376)	(11,759)	327	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		1,500	(41)	(34)	1	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		111,000	2,758	742	0	(86)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		63,000	(1,043)	(1,043)	53	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		163,800	(5,187)	(5,873)	80	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		23,600	603	840	0	(22)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		14,800	578	727	0	(15)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		85,900	(3,435)	(3,784)	264	0
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	52,000	(1,131)	(1,269)	0	(3)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020		18,400	(425)	(299)	0	(27)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		28,800	(1,160)	(854)	0	(90)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		18,400	(253)	(520)	0	(116)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	225,400	(13)	119	65	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		21,000	(20)	(15)	7	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		6,400	(7)	(12)	3	0
Pay	28-Day MXN-TIIE	5.890%	03/26/2025		38,100	(76)	(80)	16	0
Pay	28-Day MXN-TIIE	6.360%	06/09/2025		91,300	9	9	39	0
Pay	28-Day MXN-TIIE	7.635%	06/09/2025		40,700	4	4	10	0

						$(29,559)	$(28,572)	$1,105	$(359)

Total Swap Agreements						$(25,579)	$(33,939)	$1,475	$(362)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $36,665 and cash of $4,545 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$276	$1,476	$1,752	$0	$(196)	$(362)	$(558)

(4)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

142	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		SGD	38,215	$		28,236	$1,387	$0
	11/2015		CNY	76,706			12,246	222	0

BOA	10/2015		BRL	12,509			3,926	771	0
	10/2015	$		3,149		BRL	12,509	7	0
	10/2015			22,493		GBP	14,795	0	(112)
	10/2015			5,990		KRW	6,940,014	0	(139)
	11/2015		CNY	24,230	$		3,869	71	0
	11/2015		GBP	14,795			22,489	112	0
	11/2015	$		17,193		AUD	24,678	90	0
	11/2015			17,349		EUR	15,425	0	(103)
	11/2015			8,589		JPY	1,066,200	303	0
	12/2015		HKD	3,504	$		452	0	0
	05/2016		BRL	38,246			10,906	1,892	0

BPS	10/2015			36,000			9,061	0	(19)
	10/2015	$		12,528		BRL	36,000	0	(3,447)
	12/2015		JPY	22,810,000	$		189,415	0	(983)
	12/2015		MXN	113,107			6,646	0	(4)
	08/2016		CNY	46,319			7,000	0	(86)

BRC	10/2015		SGD	18,736			13,383	219	0
	11/2015		CNY	231,674			35,506	0	(809)
	12/2015	$		225		MXN	3,851	2	0

CBK	10/2015			22,575		SGD	32,350	153	0
	11/2015		AUD	11,032	$		7,943	217	0
	11/2015		CNY	10,676			1,704	30	0
	11/2015		EUR	237,073			258,952	90	(6,210)
	11/2015		GBP	1,337			2,068	46	0
	11/2015		JPY	2,049,200			16,553	0	(537)
	11/2015	$		39,026		EUR	34,912	193	(184)
	11/2015			14,229		JPY	1,706,000	0	(2)
	12/2015		SGD	32,350	$		22,510	0	(171)
	12/2015	$		341		MXN	5,817	0	0
	07/2016		BRL	44,448	$		11,560	1,259	0
	10/2016			23,100			5,850	609	0

DUB	10/2015			147,651			50,310	13,067	0
	10/2015	$		37,148		BRL	147,651	96	0
	10/2015		ZAR	16,505	$		1,311	124	0
	11/2015		BRL	8,145			2,013	0	(19)
	11/2015		CNY	62,668			10,006	183	0
	11/2015	$		1,169		CHF	1,147	9	0
	01/2016		BRL	1,000	$		293	48	0
	01/2016		CNY	218,396			33,620	0	(302)

FBF	10/2015	$		17,494		SGD	24,601	0	(210)
	11/2015			4,023		CAD	5,273	0	(72)

GLM	10/2015		NZD	24,806	$		15,895	37	0
	10/2015		TWD	432,075			13,246	171	0
	11/2015	$		2,199		AUD	3,117	0	(16)
	11/2015			48,101		EUR	42,540	0	(536)
	11/2015			3,840		JPY	473,734	111	0
	07/2016		BRL	56,380	$		15,733	2,667	0

HUS	10/2015		KRW	34,957,521			30,747	1,275	0
	11/2015		CNY	25,808			4,120	75	0
	11/2015	$		288		TRY	887	0	0
	08/2016		CNY	70,847	$		10,710	0	(129)
	01/2021		BRL	2,050			316	5	0

JPM	10/2015			107,560			33,137	6,018	(12)
	10/2015	$		34,184		BRL	107,560	0	(7,053)
	10/2015			10,877		CAD	14,496	0	(15)
	10/2015			6,724		KRW	7,803,202	0	(145)
	10/2015			15,726		NZD	24,806	132	0
	11/2015		CAD	14,496	$		10,875	14	0
	11/2015		NZD	24,806			15,689	0	(132)
	11/2015	$		5,661		EUR	5,031	0	(36)
	11/2015			1,036		INR	67,356	0	(16)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	143

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	01/2016		BRL	39,400	$		12,753	$3,128	$0
	05/2016			52,271			14,829	2,509	0

MSB	10/2015		JPY	7,926,022			65,937	0	(132)
	10/2015	$		65,995		JPY	7,926,022	74	0
	11/2015		JPY	7,926,022	$		66,022	0	(73)
	05/2016		BRL	12,842			3,645	618	0

NAB	10/2015	$		46,833		EUR	41,027	0	(989)

NGF	10/2015			1		KRW	1,159	0	0

SCX	10/2015		CAD	14,496	$		10,951	89	0
	10/2015		GBP	14,795			22,973	592	0
	10/2015		KRW	15,804,064			13,407	83	0
	11/2015		AUD	15,229			11,087	421	0
	08/2016		CNY	34,744			5,250	0	(66)

SOG	08/2016			12,563			1,900	0	(22)

UAG	10/2015		BRL	94,250			23,723	0	(50)
	10/2015	$		29,944		BRL	94,250	0	(6,171)
	11/2015		CAD	317	$		240	3	0
	11/2015		CNY	77,164			12,321	226	0
	11/2015	$		35,231		EUR	31,483	0	(30)
	11/2015			53,808		JPY	6,460,100	69	0
	12/2015			448		MXN	7,526	0	(6)
	01/2016		BRL	20,500	$		6,633	1,626	0
	08/2016		CNY	10,179			1,540	0	(17)

Total Forward Foreign Currency Contracts								$41,143	$(29,055)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	29,880	$496	$256

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$	7,000	45	113

BRC	Call - OTC USD versus CNH		6.500	02/02/2016		190	4	3
	Call - OTC USD versus CNH		7.500	02/02/2016		191	1	0

HUS	Put - OTC USD versus CNH		6.443	08/16/2016		10,500	60	177
	Put - OTC USD versus CNH		6.442	08/17/2016		7,000	37	118

JPM	Call - OTC USD versus CNH		6.400	02/02/2016		13,683	370	251
	Call - OTC USD versus CNH		7.400	02/02/2016		13,683	81	29

SOG	Put - OTC USD versus CNH		6.444	08/17/2016		1,900	10	32

UAG	Call - OTC USD versus CNH		6.500	02/02/2016		8,000	168	104
	Call - OTC USD versus CNH		7.500	02/02/2016		8,000	44	15

							$1,316	$1,098

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	73,500	$81	$242

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		46,200	51	152
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/16/2015		343,100	382	1,146
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		75,500	3,764	2,020
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		51,800	2,586	1,455

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		51,000	388	2

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		294,300	77	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		578,200	643	1,906

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		12,300	337	232

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		275,800	276	909
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		160,900	177	531
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		359,400	845	55
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		345,400	898	68
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		170,300	1,232	1,654

								$11,737	$10,373

144	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 10/01/2045	$	113.375	10/07/2015	$	330,000	$13	$0

Total Purchased Options							$13,066	$11,471

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$	11,800	$(21)	$(26)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		14,500	(8)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015		14,500	(19)	(32)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015		14,500	(10)	(2)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015		14,500	(17)	(40)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015		20,700	(39)	(28)

							$(114)	$(131)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	29,880	$(196)	$(71)
	Call - OTC EUR versus USD		1.154	12/04/2015		29,880	(300)	(192)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016	$	2,181	(70)	(195)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		7,000	(87)	(91)

BRC	Call - OTC USD versus CNH		7.000	02/02/2016		381	(4)	(1)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		8,590	(139)	(715)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		10,500	(124)	(139)
	Call - OTC USD versus CNH		6.975	08/17/2016		7,000	(81)	(92)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,950	(159)	(443)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		27,366	(288)	(131)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		1,900	(22)	(25)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		16,000	(147)	(63)

							$(1,617)	$(2,158)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$	6,000	$(12)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		24,700	(268)	(397)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		56,900	(691)	(1,457)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		59,200	(1,081)	(347)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		69,300	(1,430)	(375)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		89,000	(1,547)	(467)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015		12,000	(388)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		119,200	(1,685)	(3,052)

JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016		12,300	(340)	(442)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016		353,400	(742)	(64)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016		345,400	(725)	(82)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		317,100	(5,438)	(1,524)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015		21,800	(108)	(195)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015		21,800	(107)	(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		74,600	(908)	(765)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016		34,800	(392)	(159)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016		38,700	(1,231)	(1,433)

								$(17,093)	$(10,804)

Total Written Options								$(18,824)	$(13,093)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	145

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund (Cont.)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD	Notional Amount in CAD	Notional Amount in EUR	Premiums
Balance at Beginning of Period	668	$1,806,326	AUD 34,000	CAD 0	EUR 88,841	$(21,377)
Sales	171	564,241	0	44,396	310,150	(7,530)
Closing Buys	(839)	(259,582)	(34,000)	(22,198)	(223,539)	5,386
Expirations	0	(129,100)	0	(22,198)	(79,935)	1,578
Exercised	0	(149,317)	0	0	(35,757)	3,119

Balance at End of Period	0	$1,832,568	AUD 0	CAD 0	EUR 59,760	$(18,824)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2020	0.912%	$	28,000	$206	$(92)	$114	$0

BPS	Barclays Bank PLC	3.000%	06/20/2018	0.771%	EUR	3,000	(9)	216	207	0

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	$	300	(4)	(4)	0	(8)

DUB	Brazil Government International Bond	1.000%	12/20/2016	3.246%		200	(3)	(3)	0	(6)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%		1,400	(19)	(19)	0	(38)
	Brazil Government International Bond	1.000%	12/20/2019	4.714%		2,800	(85)	(301)	0	(386)

HUS	Spain Government International Bond	1.000%	03/20/2020	0.912%		53,000	366	(150)	216	0

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%		200	(2)	(3)	0	(5)
	China Government International Bond	1.000%	12/20/2019	1.030%		34,200	235	(267)	0	(32)

MYC	Spain Government International Bond	1.000%	03/20/2020	0.912%		26,800	172	(63)	109	0

							$857	$(686)	$646	$(475)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,200	$ 295	$(54)	$241	$0

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,200	294	(53)	241	0

FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	428	(2)	2	0	0

GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,225	(4)	4	0	0

					$ 583	$(101)	$482	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,280	$(1)	$178	$177	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		240	1	(7)	0	(6)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	33,500	47	(816)	0	(769)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		6,100	2	(131)	0	(129)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	15,300	(20)	(9)	0	(29)

146	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	640	$4	$84	$88	$0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	129,800	(208)	(3,950)	0	(4,158)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		104,200	215	(2,607)	0	(2,392)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		8,700	8	(192)	0	(184)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		78,800	7	(1,514)	0	(1,507)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	4,200	0	(6)	0	(6)

CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	470	0	28	28	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	6,400	3	(139)	0	(136)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		16,500	(3)	(289)	0	(292)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	2,300	(1)	(28)	0	(29)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	800	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		44,800	(81)	(1,354)	0	(1,435)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		25,400	82	(760)	0	(678)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		49,700	(3)	(1,138)	0	(1,141)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		26,800	25	(593)	0	(568)
	Pay	1-Year BRL-CDI	12.600%	01/04/2021		41,000	2	(786)	0	(784)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		16,000	(4)	(279)	0	(283)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	300	2	16	18	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,030	1	143	144	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		368	(1)	26	25	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		500	4	58	62	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	37,100	152	(1,142)	0	(990)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		44,000	(25)	(985)	0	(1,010)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		34,200	(3)	(597)	0	(600)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		102,100	254	(2,063)	0	(1,809)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	9,050	0	146	146	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	72,100	0	(49)	0	(49)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		13,400	17	(301)	0	(284)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		56,300	41	(1,038)	0	(997)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		27,700	0	12	12	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	28,400	(81)	(23)	0	(104)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		40,700	(3)	41	38	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		18,200	(3)	(226)	0	(229)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	44,000	(2)	(28)	0	(30)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		39,300	(86)	(816)	0	(902)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		8,300	7	(183)	0	(176)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		16,800	(11)	(287)	0	(298)

JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	600	4	70	74	0

MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		800	1	111	112	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	45,400	119	(1,161)	0	(1,042)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		13,400	9	(293)	0	(284)

							$471	$(22,878)	$924	$(23,331)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	RACNLGT Index	491,184	1-Month USD-LIBOR plus a specified spread	05/13/2016	$705,697		$(117,755)	$0	$(117,755)
	Pay	RACNSGT Index	497,086	1-Month USD-LIBOR plus a specified spread	05/13/2016	719,424		106,018	106,018	0
	Receive	RACNLGT Index	580,523	1-Month USD-LIBOR plus a specified spread	05/31/2016	854,952		(160,360)	0	(160,360)
	Pay	RACNSGT Index	564,228	1-Month USD-LIBOR plus a specified spread	05/31/2016	834,083		137,920	137,920	0

FBF	Receive	RACNLGT Index	237,522	1-Month USD-LIBOR plus a specified spread	11/20/2015	296,639		(12,271)	0	(12,271)
	Pay	RACNSGT Index	215,238	1-Month USD-LIBOR plus a specified spread	11/20/2015	274,214		8,807	8,807	0

								$(37,641)	$252,745	$(290,386)

Total Swap Agreements							$1,911	$(61,306)	$254,797	$(314,192)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	147

Schedule of Investments PIMCO RAE Worldwide Fundamental Advantage PLUS Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $69,064 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$1,609	$0	$0	$1,609	$0	$0	$0	$0	$1,609	$(1,680)	$(71)
BOA	3,246	256	244,470	247,972	(354)	(2,313)	(279,048)	(281,715)	(33,743)	29,398	(4,345)
BPS	0	113	295	408	(4,539)	(91)	(8,247)	(12,877)	(12,469)	13,710	1,241
BRC	221	3	0	224	(809)	(62)	(8)	(879)	(655)	444	(211)
CBK	2,597	242	269	3,108	(7,104)	0	(457)	(7,561)	(4,453)	7,193	2,740
DUB	13,527	4,773	0	18,300	(321)	(1,189)	(4,896)	(6,406)	11,894	(13,120)	(1,226)
FBF	0	2	9,056	9,058	(282)	(716)	(16,680)	(17,678)	(8,620)	9,383	763
GLM	2,986	1,907	196	5,089	(552)	(3,052)	(1,663)	(5,267)	(178)	(1,160)	(1,338)
GST	0	0	0	0	0	0	(424)	(424)	(424)	431	7
HUS	1,355	295	216	1,866	(129)	(231)	(1,406)	(1,766)	100	(870)	(770)
JPM	11,801	512	74	12,387	(7,409)	(1,086)	(37)	(8,532)	3,855	(3,728)	127
MSB	692	0	0	692	(205)	0	0	(205)	487	(520)	(33)
MYC	0	3,217	221	3,438	0	(4,265)	(1,326)	(5,591)	(2,153)	2,728	575
NAB	0	0	0	0	(989)	0	0	(989)	(989)	914	(75)
SCX	1,185	0	0	1,185	(66)	0	0	(66)	1,119	(610)	509
SOG	0	32	0	32	(22)	(25)	0	(47)	(15)	0	(15)
UAG	1,924	119	0	2,043	(6,274)	(63)	0	(6,337)	(4,294)	4,863	569

Total Over the Counter	$41,143	$11,471	$254,797	$307,411	$(29,055)	$(13,093)	$(314,192)	$(356,340)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$276	$276
Swap Agreements	0	370	0	0	1,106	1,476

	$0	$370	$0	$0	$1,382	$1,752

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41,143	$0	$41,143
Purchased Options	0	0	0	1,098	10,373	11,471
Swap Agreements	0	1,128	252,745	0	924	254,797

	$0	$1,128	$252,745	$42,241	$11,297	$307,411

	$0	$1,498	$252,745	$42,241	$12,679	$309,163

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$196	$196
Swap Agreements	0	3	0	0	359	362

	$0	$3	$0	$0	$555	$558

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,055	$0	$29,055
Written Options	0	131	0	2,158	10,804	13,093
Swap Agreements	0	475	290,386	0	23,331	314,192

	$0	$606	$290,386	$31,213	$34,135	$356,340

	$0	$609	$290,386	$31,213	$34,690	$356,898

148	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(22)	$(22)
Written Options	0	0	0	0	370	370
Futures	0	0	0	0	1,542	1,542
Swap Agreements	0	1,378	0	0	(29,566)	(28,188)

	$0	$1,378	$0	$0	$(27,676)	$(26,298)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,935	$0	$11,935
Purchased Options	0	(53)	0	(999)	(1,301)	(2,353)
Written Options	0	132	0	4,557	866	5,555
Swap Agreements	0	2,265	(92,884)	(107)	(761)	(91,487)

	$0	$2,344	$(92,884)	$15,386	$(1,196)	$(76,350)

	$0	$3,722	$(92,884)	$15,386	$(28,872)	$(102,648)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(11)	$(11)
Written Options	0	0	0	0	157	157
Futures	0	0	0	0	(3,316)	(3,316)
Swap Agreements	0	(5,701)	0	0	11,765	6,064

	$0	$(5,701)	$0	$0	$8,595	$2,894

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,192)	$0	$(31,192)
Purchased Options	0	36	0	79	1,560	1,675
Written Options	0	(16)	0	9,410	5,896	15,290
Swap Agreements	0	(3,344)	56,704	41	(19,435)	33,966

	$0	$(3,324)	$56,704	$(21,662)	$(11,979)	$19,739

	$0	$(9,025)	$56,704	$(21,662)	$(3,384)	$22,633

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$33,299	$72	$33,371
Corporate Bonds & Notes
Banking & Finance	365	266,703	4,933	272,001
Industrials	0	102,602	0	102,602
Utilities	0	94,522	0	94,522
Municipal Bonds & Notes
California	0	16,986	0	16,986
Illinois	0	2,352	0	2,352
Iowa	0	2,145	0	2,145
New York	0	122	0	122
Ohio	0	291	0	291
Pennsylvania	0	114	0	114
South Dakota	0	2,534	0	2,534
U.S. Government Agencies	0	83,381	0	83,381
U.S. Treasury Obligations	0	489,143	0	489,143
Mortgage-Backed Securities	0	115,340	0	115,340
Asset-Backed Securities	0	160,781	0	160,781
Sovereign Issues	0	187,610	0	187,610
Preferred Securities
Banking & Finance	6,074	0	0	6,074
Short-Term Instruments
Certificates of Deposit	0	41,615	0	41,615
Repurchase Agreements	0	289	0	289
Japan Treasury Bills	0	190,144	0	190,144
U.S. Treasury Bills	0	21,321	0	21,321
	$6,439	$1,811,294	$5,005	$1,822,738

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$116	$0	$0	$116

Total Investments	$6,555	$1,811,294	$5,005	$1,822,854

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(282,251)	$0	$(282,251)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	276	1,475	0	1,751
Over the counter	0	307,411	0	307,411
	$276	$308,886	$0	$309,162

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(196)	(362)	0	(558)
Over the counter	0	(356,340)	0	(356,340)
	$(196)	$(356,702)	$0	$(356,898)

Totals	$6,635	$1,481,227	$5,005	$1,492,867

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	149

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%

BANK LOAN OBLIGATIONS 0.3%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$178	$178
BMC Software Finance, Inc.
5.000% due 09/10/2020		1,389	1,272
Charter Communications Operating LLC
3.000% due 07/01/2020		595	589
3.500% due 01/24/2023		2,300	2,289
Dell, Inc.
3.750% due 10/29/2018		428	428
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		300	300
HCA, Inc.
2.944% due 03/31/2017		496	496
Las Vegas Sands LLC
3.250% due 12/19/2020		3,268	3,252
Realogy Corp.
3.750% due 03/05/2020		298	299

Total Bank Loan Obligations (Cost $9,165)			9,103

CORPORATE BONDS & NOTES 20.8%

BANKING & FINANCE 14.5%
Abbey National Treasury Services PLC
0.846% due 03/13/2017		2,700	2,696
4.000% due 04/27/2016		5,200	5,294
ABN AMRO Bank NV
4.750% due 07/28/2025		700	696
Ally Financial, Inc.
8.000% due 03/15/2020		3,776	4,352
Banca Carige SpA
3.750% due 11/25/2016	EUR	16,400	19,007
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		20,300	23,631
5.000% due 02/09/2019		1,300	1,609
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$15,000	15,891
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	5,400	6,487
Banco Votorantim S.A.
5.250% due 02/11/2016		$500	499
Bank of America Corp.
1.139% due 03/22/2016		9,000	9,017
1.196% due 04/01/2019		18,700	18,729
2.650% due 04/01/2019		3,700	3,745
3.625% due 03/17/2016		300	304
3.750% due 07/12/2016		9,600	9,793
4.125% due 01/22/2024		400	419
6.000% due 09/01/2017		5,400	5,822
6.500% due 08/01/2016		1,700	1,776
6.875% due 04/25/2018		7,275	8,136
Bank of America N.A.
0.731% due 05/08/2017		4,000	3,989
1.125% due 11/14/2016		300	300
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (f)		5,600	5,523
Bank of Nova Scotia
2.050% due 10/30/2018		400	404
Barclays Bank PLC
7.625% due 11/21/2022		12,019	13,491
7.750% due 04/10/2023		2,400	2,574
10.179% due 06/12/2021		500	656
14.000% due 06/15/2019 (f)	GBP	6,000	11,697
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	2,000	2,194
8.000% due 12/15/2020 (f)		2,200	2,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
6.750% due 09/30/2022		$8,200	$8,897
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		200	200
BNP Paribas S.A.
7.375% due 08/19/2025 (f)		1,000	1,008
BPCE S.A.
0.964% due 06/17/2017		5,800	5,790
1.386% due 03/06/2017	GBP	200	304
2.500% due 07/15/2019		$1,300	1,318
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	200	227
2.875% due 05/19/2016		400	453
Citigroup, Inc.
0.872% due 03/10/2017		$10,300	10,286
1.001% due 11/15/2016		9,500	9,514
1.255% due 07/25/2016		3,100	3,110
5.950% due 05/15/2025 (f)		2,500	2,359
6.125% due 05/15/2018		500	553
Credit Agricole S.A.
0.881% due 06/12/2017		16,900	16,894
7.500% due 06/23/2026 (f)	GBP	700	1,024
7.875% due 01/23/2024 (f)		$200	200
Credit Suisse AG
0.984% due 07/15/2016	GBP	4,400	6,652
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$1,000	973
Depfa ACS Bank
3.875% due 11/14/2016	EUR	5,500	6,401
Dexia Credit Local S.A.
1.875% due 07/17/2017	GBP	300	459
2.000% due 01/22/2021	EUR	100	121
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$841	877
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	2,900	4,362
General Motors Financial Co., Inc.
2.400% due 04/10/2018		$9,900	9,823
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	500	589
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		$3,600	3,550
5.375% due 03/15/2020		1,600	1,786
HDFC Bank Ltd.
3.000% due 03/06/2018		600	608
HSBC Holdings PLC
4.250% due 08/18/2025		3,700	3,655
HSBC USA, Inc.
1.081% due 08/07/2018		2,000	1,997
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	918
International Lease Finance Corp.
6.750% due 09/01/2016		1,500	1,554
7.125% due 09/01/2018		100	110
Intesa Sanpaolo SpA
2.375% due 01/13/2017		200	201
3.125% due 01/15/2016		2,600	2,614
JPMorgan Chase & Co.
0.845% due 04/25/2018		800	797
1.125% due 02/26/2016		9,600	9,618
3.150% due 07/05/2016		5,400	5,492
6.000% due 01/15/2018		11,000	12,024
JPMorgan Chase Bank N.A.
0.749% due 06/02/2017		16,000	15,970
KBC Bank NV
8.000% due 01/25/2023		1,800	1,972

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LBG Capital PLC
15.000% due 12/21/2019	GBP	100	$213
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)		422	632
7.625% due 06/27/2023 (f)		1,825	2,795
7.875% due 06/27/2029 (f)		200	312
Metropolitan Life Global Funding
0.456% due 06/23/2016		$300	300
Morgan Stanley
1.575% due 04/25/2018		300	304
3.875% due 04/29/2024		5,000	5,115
4.000% due 07/23/2025		2,800	2,866
5.500% due 07/24/2020		200	225
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	900	931
Navient Corp.
4.875% due 06/17/2019		$2,600	2,373
8.000% due 03/25/2020		500	480
8.450% due 06/15/2018		400	412
Novo Banco S.A.
5.000% due 05/23/2019	EUR	300	318
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	44,400	6,649
2.000% due 01/01/2016		8,200	1,234
2.000% due 04/01/2016		20,200	3,056
Rabobank Group
6.875% due 03/19/2020	EUR	300	395
8.375% due 07/26/2016 (f)		$1,500	1,551
8.400% due 06/29/2017 (f)		4,100	4,376
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	76,900	11,581
Rio Oil Finance Trust
6.250% due 07/06/2024		$300	193
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	1,560	1,943
Stadshypotek AB
1.250% due 05/23/2018		$1,000	997
Standard Chartered PLC
3.200% due 05/12/2016		3,300	3,343
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	300	365
Stone Street Trust
5.902% due 12/15/2015		$1,000	1,011
Toronto-Dominion Bank
0.765% due 07/02/2019		10,000	9,939
2.125% due 07/02/2019		11,600	11,673
UBS AG
5.125% due 05/15/2024		3,600	3,545
7.250% due 02/22/2022		600	626
7.625% due 08/17/2022		3,450	3,975
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		800	803
4.125% due 09/24/2025		1,000	998
Vesey Street Investment Trust
4.404% due 09/01/2016		3,400	3,491
Wells Fargo & Co.
1.175% due 07/22/2020		4,900	4,922
2.600% due 07/22/2020		1,900	1,921

			432,458

INDUSTRIALS 2.7%
AbbVie, Inc.
1.061% due 11/06/2015		6,196	6,198
1.200% due 11/06/2015		4,300	4,302
1.800% due 05/14/2018		1,400	1,397
2.500% due 05/14/2020		600	597

150	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.200% due 11/06/2022		$100	$100
3.600% due 05/14/2025		500	495
4.500% due 05/14/2035		300	286
4.700% due 05/14/2045		300	292
Actavis Funding SCS
1.591% due 03/12/2020		2,600	2,579
4.550% due 03/15/2035		1,200	1,108
ADT Corp.
4.875% due 07/15/2042		200	145
6.250% due 10/15/2021		200	207
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,800	1,584
Altice Finco S.A.
7.625% due 02/15/2025		600	561
Amgen, Inc.
0.929% due 05/22/2019		1,400	1,391
2.200% due 05/22/2019		5,000	5,020
5.375% due 05/15/2043		1,500	1,606
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	933
BRF S.A.
4.750% due 05/22/2024		1,800	1,710
CCO Safari LLC
3.579% due 07/23/2020		500	497
4.464% due 07/23/2022		700	701
4.908% due 07/23/2025		1,600	1,595
6.384% due 10/23/2035		300	304
6.484% due 10/23/2045		700	708
6.834% due 10/23/2055		100	100
Cemex S.A.B. de C.V.
5.039% due 10/15/2018		200	207
5.875% due 03/25/2019		200	196
9.500% due 06/15/2018		200	216
Chesapeake Energy Corp.
3.539% due 04/15/2019		1,000	712
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	488
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		168	189
CVS Health Corp.
1.900% due 07/20/2018		1,700	1,713
2.800% due 07/20/2020		600	610
3.500% due 07/20/2022		200	207
3.875% due 07/20/2025		1,900	1,963
4.875% due 07/20/2035		500	527
5.125% due 07/20/2045		700	756
Daimler Finance North America LLC
1.875% due 01/11/2018		1,100	1,093
Devon Energy Corp.
0.787% due 12/15/2015		500	500
Finmeccanica SpA
8.000% due 12/16/2019	GBP	1,500	2,624
Forest Laboratories LLC
4.375% due 02/01/2019		$900	953
HCA, Inc.
6.500% due 02/15/2020		1,100	1,202
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,100	1,042
Kraft Heinz Foods Co.
1.600% due 06/30/2017		$200	200
2.000% due 07/02/2018		200	200
2.800% due 07/02/2020		100	101
3.500% due 07/15/2022		100	102
3.950% due 07/15/2025		100	103
5.000% due 07/15/2035		100	105
5.200% due 07/15/2045		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NXP BV
3.500% due 09/15/2016		$900	$907
QUALCOMM, Inc.
4.650% due 05/20/2035		600	549
4.800% due 05/20/2045		700	614
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,900	1,772
5.625% due 04/15/2023		600	541
5.750% due 05/15/2024		12,600	11,277
Schaeffler Finance BV
4.250% due 05/15/2021		7,900	7,623
Schaeffler Holding Finance BV
6.250% due 11/15/2019 (b)		1,000	1,064
SoftBank Group Corp.
4.500% due 04/15/2020		700	680
Tencent Holdings Ltd.
2.000% due 05/02/2017		400	400
UAL Pass-Through Trust
9.750% due 07/15/2018		158	172
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,800	3,818

			80,049

UTILITIES 3.6%
AES Corp.
3.324% due 06/01/2019		8,100	7,715
AT&T, Inc.
1.257% due 06/30/2020		1,500	1,489
2.450% due 06/30/2020		400	395
3.000% due 06/30/2022		2,000	1,954
3.400% due 05/15/2025		1,000	957
4.500% due 05/15/2035		300	276
4.750% due 05/15/2046		300	276
BellSouth Corp.
4.821% due 04/26/2021		12,000	12,246
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		2,800	2,797
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,314
Petrobras Global Finance BV
2.429% due 01/15/2019		800	554
2.694% due 03/17/2017		15,900	13,714
2.750% due 01/15/2018	EUR	1,500	1,353
3.214% due 03/17/2020		$2,000	1,375
3.250% due 03/17/2017		700	619
3.250% due 04/01/2019	EUR	1,100	903
3.750% due 01/14/2021		700	556
4.375% due 05/20/2023		$50	33
4.875% due 03/17/2020		600	441
5.375% due 01/27/2021		300	220
5.750% due 01/20/2020		700	527
6.250% due 12/14/2026	GBP	500	484
6.850% due 06/05/2115		$250	159
8.375% due 12/10/2018		2,400	2,046
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		15,800	15,796
1.750% due 04/10/2017		10,400	10,405
Sprint Communications, Inc.
8.375% due 08/15/2017		5,000	4,997
Verizon Communications, Inc.
1.867% due 09/15/2016		8,500	8,583
2.086% due 09/14/2018		3,800	3,910
3.000% due 11/01/2021		4,000	3,995
3.650% due 09/14/2018		4,600	4,850

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 09/15/2020	$100	$108
5.150% due 09/15/2023	3,200	3,536

		109,583

Total Corporate Bonds & Notes (Cost $634,323)		622,090

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	200	279
7.500% due 04/01/2034	500	701

		980

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	1,000	1,024
7.750% due 01/01/2042	1,600	1,604

		2,628

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	165

Total Municipal Bonds & Notes (Cost $3,780)		3,773

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
3.000% due 10/01/2045	4,800	4,867
3.500% due 10/01/2045	75,800	79,104
4.000% due 10/01/2045	13,300	14,191
5.656% due 03/25/2041 (a)	11,628	1,936
6.506% due 03/25/2036 (a)	7,164	1,308
Freddie Mac
6.263% due 07/15/2036 (a)	5,303	1,005
Ginnie Mae
3.500% due 10/01/2045	4,400	4,605
4.000% due 10/01/2045	7,000	7,464
NCUA Guaranteed Notes
0.583% due 03/06/2020	115	115

Total U.S. Government Agencies (Cost $113,892)		114,595

U.S. TREASURY OBLIGATIONS 46.7%
U.S. Treasury Bonds
2.000% due 08/15/2025	22,400	22,296
2.125% due 05/15/2025 (k)	71,300	71,766
2.250% due 11/15/2024 (k)	82,500	84,089
3.000% due 11/15/2044	3,150	3,220
3.000% due 05/15/2045	100	102
3.125% due 08/15/2044	5,800	6,075
4.250% due 05/15/2039	400	504
4.500% due 08/15/2039	9,200	12,012
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017	3,579	3,576
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022	39,021	38,113
0.125% due 07/15/2024	189,359	181,005
0.250% due 01/15/2025	44,133	42,370
0.750% due 02/15/2045	14,341	12,478
U.S. Treasury Notes
0.375% due 01/31/2016 (k)	2,745	2,748
1.375% due 08/31/2020 (h)(k)	274,000	274,407

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	151

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 08/31/2022 (k)		$604,600	$609,910
2.000% due 07/31/2022 (k)		28,100	28,590

Total U.S. Treasury Obligations (Cost $1,390,641)			1,393,261

MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
2.763% due 09/25/2035		120	106
Banc of America Funding Trust
0.426% due 04/20/2047 ^		319	251
2.746% due 09/20/2034		153	153
2.914% due 01/20/2047 ^		155	132
BCAP LLC Trust
5.250% due 04/26/2037		245	227
Bear Stearns Adjustable Rate Mortgage Trust
2.249% due 04/25/2033		120	120
2.354% due 02/25/2033		14	14
2.513% due 01/25/2033		2,131	2,162
2.515% due 03/25/2035		137	139
2.551% due 01/25/2035		33	32
2.607% due 08/25/2033		393	393
2.833% due 02/25/2034		40	39
2.916% due 07/25/2034		463	452
Bear Stearns ALT-A Trust
0.694% due 01/25/2036 ^		373	313
2.112% due 10/25/2033		40	37
2.581% due 05/25/2035		168	163
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		21	20
Claris SRL
0.412% due 10/31/2060	EUR	239	260
Commercial Mortgage Trust
1.104% due 06/11/2027		$14,900	14,796
Countrywide Alternative Loan Trust
0.364% due 11/25/2036		718	703
0.374% due 05/25/2047		695	590
0.514% due 11/25/2035		11,771	9,753
0.594% due 08/25/2037		612	475
1.199% due 12/25/2035		13	11
5.500% due 11/25/2035		202	163
5.750% due 04/25/2047 ^		3,019	2,702
Countrywide Home Loan Mortgage Pass-Through Trust
2.617% due 11/19/2033		506	500
2.674% due 09/25/2047 ^		8	7
2.736% due 11/25/2037		1,477	1,320
2.766% due 08/25/2034		270	249
5.750% due 07/25/2037 ^		11,281	10,770
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		15	14
Credit Suisse Mortgage Capital Certificates
2.478% due 06/27/2037		5,089	5,031
2.683% due 04/26/2047		279	279
2.736% due 08/27/2036		11,871	11,566
Eurohome UK Mortgages PLC
0.738% due 06/15/2044	GBP	876	1,223
First Horizon Mortgage Pass-Through Trust
2.523% due 02/25/2034		$90	89
GSR Mortgage Loan Trust
6.000% due 03/25/2032		3	3
IndyMac Mortgage Loan Trust
0.434% due 07/25/2035		4	4
0.834% due 07/25/2045		194	169
JPMorgan Mortgage Trust
2.602% due 04/25/2037		345	305
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046		12	9
2.492% due 10/25/2033		3,393	3,093

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Alternative Note Asset Trust
0.374% due 04/25/2037	$13,690	$12,802
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035	1,455	1,383
0.444% due 08/25/2036	14	13
2.248% due 05/25/2033	265	258
Merrill Lynch Mortgage-Backed Securities Trust
2.916% due 04/25/2037 ^	31	27
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045	3,166	3,327
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035	9,203	8,730
Sequoia Mortgage Trust
0.779% due 03/20/2035	48	43
2.349% due 01/20/2047 ^	17	14
Structured Adjustable Rate Mortgage Loan Trust
2.399% due 05/25/2034	158	157
Structured Asset Mortgage Investments Trust
0.916% due 02/19/2035	115	109
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.397% due 08/25/2032	23	23
WaMu Mortgage Pass-Through Certificates Trust
1.009% due 07/25/2047	1,391	1,171
1.079% due 10/25/2046	19,143	15,388
1.798% due 01/25/2037 ^	7	6
1.958% due 04/25/2037 ^	24	21
2.026% due 12/25/2036 ^	7	6
2.159% due 08/25/2046	12,417	11,198
2.159% due 12/25/2046	571	529
2.430% due 10/25/2035	9,764	9,430
4.356% due 04/25/2037 ^	15,074	13,935
Washington Mutual Mortgage Pass-Through Certificates Trust
1.169% due 05/25/2046	9	7
2.166% due 02/25/2033	10	10
2.225% due 02/25/2033	11	11
Wells Fargo Alternative Loan Trust
2.723% due 07/25/2037 ^	294	251
6.250% due 07/25/2037 ^	9,624	8,787
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047	12,000	12,405

Total Mortgage-Backed Securities (Cost $167,950)		168,878

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp. Home Equity Loan Trust
1.994% due 10/25/2032	135	132
Argent Securities Trust
0.304% due 09/25/2036	1,589	623
Asset-Backed Funding Certificates Trust
1.094% due 02/25/2034	2,249	1,874
Carrington Mortgage Loan Trust
0.454% due 02/25/2037	7,685	5,529
Citigroup Mortgage Loan Trust, Inc.
0.354% due 09/25/2036	1,591	1,166
Countrywide Asset-Backed Certificates
0.334% due 05/25/2037	3,396	2,873
0.334% due 07/25/2037 ^	10,845	9,201
0.344% due 01/25/2037	605	578
0.344% due 06/25/2047	9,536	8,397
0.374% due 06/25/2036	2,644	2,602
0.474% due 09/25/2036	6,550	5,963
0.594% due 06/25/2036	1,100	801
1.769% due 11/25/2034	1,600	1,264
5.478% due 04/25/2047 ^	835	905

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
0.914% due 03/25/2035		$94	$94
Fremont Home Loan Trust
0.524% due 01/25/2036		1,500	1,226
GSAA Home Equity Trust
0.314% due 04/25/2047		4,072	3,343
GSAMP Trust
0.344% due 12/25/2046		819	453
HSI Asset Securitization Corp. Trust
0.304% due 12/25/2036		20,445	8,602
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.404% due 04/25/2037		701	475
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047		22	22
0.339% due 10/25/2036		11,247	10,554
0.344% due 07/25/2036		1,816	961
MASTR Asset-Backed Securities Trust
0.434% due 03/25/2036		1,300	809
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 02/25/2037		11,445	8,561
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037		954	517
Motor PLC
0.674% due 08/25/2021		1,318	1,318
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.524% due 10/25/2036 ^		3,245	1,334
People’s Choice Home Loan Securities Trust
0.914% due 05/25/2035 ^		500	465
RAAC Trust
0.534% due 11/25/2036		3,696	3,268
Race Point CLO Ltd.
1.637% due 12/15/2022		20,025	20,027
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037		13,221	6,911
Residential Asset Mortgage Products Trust
0.644% due 04/25/2035		2,133	2,102
2.069% due 10/25/2034		11,794	10,104
Residential Asset Securities Corp. Trust
0.434% due 10/25/2036		25,000	19,260
Securitized Asset-Backed Receivables LLC Trust
0.484% due 11/25/2035		13,956	12,955
Structured Asset Investment Loan Trust
0.554% due 10/25/2035		9,028	8,890
1.094% due 05/25/2035		1,400	1,172
1.394% due 12/25/2034		4,822	4,273

Total Asset-Backed Securities (Cost $169,038)			169,604

SOVEREIGN ISSUES 11.8%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	579
Autonomous Community of Catalonia
4.750% due 06/04/2018		200	236
4.950% due 02/11/2020		1,400	1,678
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	673,100	164,088
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		44,800	9,158
10.000% due 01/01/2025		328,300	60,704
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$9,200	9,978
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	900	682
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037	EUR	400	549
4.500% due 03/01/2024		59,500	81,641

152	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kommunalbanken A/S
0.706% due 03/27/2017		$2,700	$2,714
Korea Development Bank
3.250% due 09/20/2016		500	510
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,300	1,307
Republic of Greece Government International Bond
3.000% due 02/24/2024	EUR	500	392
3.000% due 02/24/2029		1,400	1,011
3.000% due 02/24/2031		1,000	699
4.500% due 11/08/2016	JPY	610,000	4,359
4.750% due 04/17/2019	EUR	6,100	5,967
Slovenia Government International Bond
5.250% due 02/18/2024		$2,500	2,759
5.850% due 05/10/2023		4,200	4,820

Total Sovereign Issues (Cost $469,871)			353,831

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015	$9,750	$9,749

REPURCHASE AGREEMENTS (g) 1.2%
		35,300

U.S. TREASURY BILLS 1.2%
0.126% due 11/19/2015 - 02/18/2016 (c)(k)	34,685	34,684

Total Short-Term Instruments (Cost $79,722)		79,733

Total Investments in Securities (Cost $3,038,382)		2,914,868

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 16.2%

SHORT-TERM INSTRUMENTS 16.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.2%
PIMCO Short-Term Floating NAV Portfolio III	48,940,634	$485,246

Total Short-Term Instruments (Cost $485,424)		485,246

Total Investments in Affiliates (Cost $485,424)		485,246

Total Investments 113.8% (Cost $3,523,806)		$3,400,114

Financial Derivative Instruments (i)(j) 1.7% (Cost or Premiums, net $(3,658))		50,438

Other Assets and Liabilities, net (15.5%)		(463,730)

Net Assets 100.0%		$2,986,822

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon bond.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.000%	09/30/2015	10/01/2015	$35,300	U.S. Treasury Notes 1.500% due 05/31/2020	$(36,036)	$35,300	$35,300

Total Repurchase Agreements						$(36,036)	$35,300	$35,300

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.000%	09/29/2015	10/01/2015	$(10,500)	$(10,501)
JPS	0.000%	09/25/2015	10/02/2015	(32,478)	(32,479)

Total Reverse Repurchase Agreements					$(42,980)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.050%	09/22/2015	10/06/2015	$(124,362)	$(124,387)
	0.090%	09/22/2015	10/06/2015	(49,823)	(49,833)
	0.260%	09/24/2015	10/01/2015	(2,793)	(2,793)
	0.350%	09/25/2015	10/02/2015	(5,798)	(5,799)

Total Sale-Buyback Transactions					$(182,812)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $17,935 at a weighted average interest rate of (0.049%).
(3)	Payable for Sale-Buyback transaction includes $32 of deferred price drop.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	153

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT SECURITIES*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$30,500	$(30,633)	$(30,928)
Fannie Mae	3.500%	10/01/2045	100,800	(104,400)	(105,194)
Fannie Mae	3.500%	11/01/2045	191,200	(197,862)	(199,110)
Fannie Mae	4.000%	10/01/2045	124,000	(131,720)	(132,302)
Fannie Mae	4.000%	11/01/2045	44,000	(46,831)	(46,860)

Total Short Sales				$(511,446)	$(514,394)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $227,036 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$0	$(10,501)	$0	$(10,501)	$10,516	$15
IND	35,300	0	0	35,300	(36,036)	(736)
JPS	0	(32,479)	0	(32,479)	32,648	169

Master Securities Forward Transaction Agreement
GSC	0	0	(182,812)	(182,812)	183,872	1,060

Total Borrowings and Other Financing Transactions	$35,300	$(42,980)	$(182,812)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(10,501)	$(32,479)	$0	$0	$(42,980)

Total	$(10,501)	$(32,479)	$0	$0	$(42,980)

Sale-Buyback Transactions
U.S. Treasury Obligations	(2,793)	(180,019)	0	0	(182,812)

Total	$(2,793)	$(180,019)	$0	$0	$(182,812)

Total Borrowings	$(13,294)	$(212,498)	$0	$0	$(225,792)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(225,792)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$111.000	11/20/2015	535	$5	$4
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/20/2015	1,900	16	14
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	855	7	13
Put - CBOT U.S. Treasury 10-Year Note December Futures	110.000	11/20/2015	2,145	18	31
Call - CBOT U.S. Treasury 10-Year Note December Futures	146.000	11/20/2015	1,000	9	17

Total Purchased Options				$55	$79

154	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	80	$83	$0	$(3)
90-Day Eurodollar December Futures	Short	12/2016	2,157	(2,414)	81	0
90-Day Eurodollar June Futures	Short	06/2016	72	(81)	3	0
90-Day Eurodollar March Futures	Short	03/2016	625	(600)	24	0
90-Day Eurodollar September Futures	Short	09/2016	10	(12)	0	0
Australia Government 10-Year Bond December Futures	Long	12/2015	39	35	29	(6)
Canada Government 10-Year Bond December Futures	Short	12/2015	329	380	69	(47)
E-mini S&P 500 Index December Futures	Short	12/2015	1,390	1,440	0	(2,377)
EURO STOXX 50 December Futures	Short	12/2015	1,945	803	152	(1,413)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	67	184	38	0
Euro-Bund 10-Year Bond December Futures	Short	12/2015	65	(217)	0	(11)
FTSE 100 Index December Futures	Short	12/2015	437	282	294	(849)
Nikkei 225 Index December Futures	Short	12/2015	362	98	1,079	(551)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	2,435	2,527	0	(76)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	437	(500)	34	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	180	367	0	(124)
United Kingdom Long Gilt December Futures	Short	12/2015	109	(166)	20	(41)

Total Futures Contracts				$2,209	$1,823	$(5,498)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$225,819	$6,592	$(9,328)	$810	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	8,200	2	17	17	(4)
CDX.IG-23 5-Year Index	1.000%	12/20/2019	308,500	1,826	(3,079)	11	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	842,000	4,478	(10,771)	31	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	137,500	492	(53)	2	(46)

				$13,390	$(23,214)	$871	$(50)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.350%	09/28/2017	$	2,680,600	$(8,838)	$(9,045)	$398	$0
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		1,431,800	(27,728)	(20,795)	601	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		228,000	5,664	1,527	0	(175)
Receive	3-Month USD-LIBOR	1.934%	09/01/2022		117,600	(1,948)	(1,948)	99	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		709,800	(22,258)	(27,640)	483	0
Pay	3-Month USD-LIBOR	2.250%	07/28/2025		39,500	1,009	1,405	0	(37)
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		13,900	543	657	0	(14)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		127,300	(5,090)	(4,623)	392	0
Receive	6-Month EUR-EURIBOR	0.950%	03/25/2025	EUR	800	(8)	(3)	0	(2)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		19,400	112	(112)	0	(46)
Receive	6-Month GBP-LIBOR	1.650%	01/22/2020	GBP	7,900	(182)	(120)	0	(12)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		35,000	(1,410)	348	0	(109)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		36,800	(506)	(1,039)	0	(233)
Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	254,000	118	(228)	77	0
Pay	28-Day MXN-TIIE	5.905%	09/22/2021		266,000	197	96	81	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		383,800	(425)	(206)	156	0

						$(60,750)	$(61,726)	$2,287	$(628)

Total Swap Agreements						$(47,360)	$(84,940)	$3,158	$(678)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	155

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $4,318 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$79	$1,823	$3,186	$5,088	$0	$(5,498)	$(678)	$(6,176)

(4)	Unsettled variation margin asset of $28 for closed swaps agreement is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		AUD	9,510	$		6,643	$0	$(32)
	10/2015		SGD	83,237			61,501	3,021	0
	11/2015		CNY	150,725			24,063	437	0
	11/2015	$		6,631		AUD	9,510	32	0

BOA	10/2015		CAD	7,920	$		5,907	0	(28)
	10/2015		TRY	663			219	0	0
	10/2015		TWD	394,994			12,182	229	0
	10/2015	$		5,386		INR	360,620	102	0
	10/2015			562		SGD	798	0	(1)
	11/2015		CNY	47,595	$		7,600	140	0
	11/2015		SEK	1,085			129	0	(1)
	11/2015	$		33,220		AUD	47,682	175	0
	11/2015			13,377		EUR	11,893	0	(79)
	11/2015			65,598		JPY	7,975,900	920	0
	12/2015		HKD	1,034,435	$		133,439	0	(32)
	12/2015	$		16,791		HKD	130,136	0	0
	12/2015			187		MXN	3,178	0	0
	05/2016		BRL	94,942	$		27,072	4,696	0

BPS	10/2015		RUB	68,690			1,101	52	0
	10/2015	$		458		ILS	1,747	0	(13)
	10/2015			834		RUB	55,617	15	0
	11/2015		GBP	2,715	$		4,257	150	0
	11/2015		MXN	485,368			33,043	4,427	0
	11/2015	$		22		PEN	73	0	0
	12/2015		CLP	178,497	$		254	0	(1)
	12/2015	$		13,468		MXN	229,190	7	0
	07/2016		BRL	156,684	$		43,560	7,247	0
	08/2016		CNY	92,638			14,000	0	(172)

BRC	10/2015		BRL	3,526			958	69	0
	10/2015		KRW	6,171,580			5,269	66	0
	10/2015		SGD	37,447			26,748	439	0
	10/2015	$		888		BRL	3,526	2	0
	10/2015			1,090		INR	70,292	0	(20)
	10/2015			708		RUB	47,435	16	0
	10/2015		ZAR	1,304	$		99	5	0
	11/2015		CNY	463,228			70,993	0	(1,617)
	12/2015	$		723		MXN	12,398	6	0

CBK	10/2015		DKK	7,365	$		1,133	30	0
	10/2015		ILS	116,920			31,028	1,222	0
	10/2015	$		146,181		CAD	195,444	273	0
	10/2015			48,657		SGD	69,726	330	0
	10/2015			1,105		ZAR	14,258	0	(80)
	11/2015		AUD	5,530	$		4,046	173	0
	11/2015		BRL	3,180			792	0	(1)
	11/2015		CAD	195,444			146,154	0	(277)
	11/2015		CNY	20,971			3,347	60	0
	11/2015		EUR	451,159			491,770	0	(12,672)

156	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		GBP	1,754	$		2,710	$57	$0
	11/2015		INR	1,610,074			24,751	375	0
	11/2015		JPY	3,891,800			31,437	0	(1,021)
	11/2015		PEN	215			66	0	0
	11/2015	$		4,980		DKK	33,931	106	0
	11/2015			74,461		EUR	65,964	206	(913)
	11/2015			3,017		GBP	1,926	0	(104)
	11/2015			6,051		ILS	23,699	2	(8)
	11/2015			44,756		JPY	5,434,651	571	(3)
	12/2015		SGD	69,726	$		48,517	0	(369)
	01/2016		DKK	29,485			4,557	131	0

DUB	10/2015		BRL	47,224			11,788	0	(123)
	10/2015	$		11,886		BRL	47,223	25	0
	10/2015			784		HUF	223,007	11	0
	10/2015			16,652		ZAR	209,547	0	(1,580)
	11/2015		CNY	123,118	$		19,658	360	0
	11/2015	$		11,669		BRL	47,224	112	0
	12/2015		CLP	20,162,619	$		29,553	788	0

FBF	10/2015		BRL	576			145	0	0
	10/2015		KRW	2,202,357			1,859	2	0
	10/2015		MYR	302,534			77,394	8,501	0
	10/2015	$		302		BRL	1,152	0	(11)
	10/2015			35,498		SGD	49,920	0	(426)
	11/2015		RUB	55,728	$		836	0	(1)
	11/2015	$		5,159		CAD	6,762	0	(93)
	11/2015			283		CHF	274	0	(2)
	11/2015			1,371		GBP	891	0	(23)
	11/2015			6,310		JPY	783,400	223	0
	12/2015			639		MXN	11,007	9	0

GLM	10/2015		DKK	18,511	$		2,864	92	0
	10/2015		GBP	162,837			250,938	4,606	0
	10/2015		IDR	4,076,900			285	8	0
	10/2015		INR	87,186			1,323	0	(4)
	10/2015		PHP	10,196			218	0	0
	10/2015		THB	1,554,324			43,905	1,108	0
	10/2015		TWD	571,062			17,671	393	(3)
	10/2015	$		6,838		AUD	9,510	0	(163)
	10/2015			952		INR	63,128	9	0
	10/2015			1,079		KRW	1,280,112	3	(3)
	10/2015			2,988		MYR	12,581	0	(123)
	10/2015			375		PHP	17,549	0	0
	10/2015			1,297		THB	46,582	0	(14)
	10/2015			4,103		TWD	132,612	0	(90)
	11/2015		AUD	18,824	$		13,397	213	0
	11/2015		CAD	4,048			3,049	17	0
	11/2015		COP	691,300			223	0	0
	11/2015		JPY	86,829,652			723,526	0	(551)
	11/2015	$		1,133		AUD	1,606	0	(8)
	11/2015			5,221		CAD	6,922	0	(35)
	11/2015			117,038		EUR	103,468	0	(1,351)
	11/2015			21,133		GBP	13,776	0	(298)
	11/2015			8,803		JPY	1,082,300	224	0
	11/2015			4,523		NOK	37,520	0	(118)
	11/2015			1,116		NZD	1,766	10	0
	11/2015			24,478		SEK	213,695	1,077	0
	01/2016		DKK	14,635	$		2,272	75	0

HUS	10/2015			11,758			1,825	65	0
	10/2015		INR	26,804			400	0	(8)
	10/2015		KRW	127,603,698			112,162	4,584	0
	10/2015		PHP	529,602			11,614	293	0
	10/2015		RUB	614,274			9,308	0	(72)
	10/2015		THB	53,732			1,488	9	0
	10/2015		TWD	3,318,956			106,960	6,526	0
	10/2015	$		58,100		EUR	50,983	0	(1,132)
	10/2015			4,392		MYR	18,379	0	(207)
	10/2015			10,424		THB	376,326	0	(62)
	10/2015			700		TWD	23,079	0	(2)
	11/2015		CNY	50,707	$		8,095	147	0
	11/2015	$		1,625		CNY	10,518	21	0
	11/2015			8,124		RUB	541,819	9	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	157

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015	$		217		TRY	650	$0	$(6)
	01/2016		BRL	582,000	$		204,699	62,529	0
	01/2016		CNY	407,334			62,379	0	(889)
	08/2016			140,801			21,285	0	(256)
	01/2021		BRL	3,920			604	9	0

JPM	10/2015			49,453			12,448	0	(26)
	10/2015		CZK	11,536			481	7	0
	10/2015		KRW	2,279,860			1,928	6	0
	10/2015		PHP	49,734			1,071	10	(2)
	10/2015		TWD	250,438			7,678	100	0
	10/2015	$		13,736		BRL	49,453	0	(1,262)
	10/2015			15,023		KRW	17,459,818	8	(312)
	10/2015			2,435		SGD	3,410	0	(39)
	10/2015			492		THB	17,719	0	(4)
	10/2015			1,827		TWD	59,542	0	(25)
	10/2015			640		ZAR	8,622	0	(20)
	11/2015		EUR	31,890	$		35,828	177	0
	11/2015	$		5,101		CAD	6,739	0	(52)
	11/2015			14,251		EUR	12,676	0	(78)
	11/2015			2,372		GBP	1,553	0	(23)
	11/2015			13,662		JPY	1,631,521	0	(55)
	01/2016		BRL	63,600	$		20,586	5,050	0
	01/2016		DKK	43,064			6,637	173	0
	05/2016		BRL	129,757			36,810	6,230	0

MSB	10/2015		JPY	86,829,652			722,340	0	(1,452)
	10/2015		RUB	8,080			118	0	(5)
	10/2015	$		358		CZK	8,674	1	(2)
	10/2015			9,010		RUB	587,993	0	(31)
	10/2015			9,306		TWD	302,396	0	(155)
	11/2015		JPY	1,057,300	$		8,818	0	0
	11/2015		SEK	1,553			188	2	0
	11/2015	$		28,289		MXN	485,368	327	0
	05/2016		BRL	31,880	$		9,048	1,534	0

NGF	10/2015	$		11,757		KRW	13,623,424	0	(272)

RBC	10/2015		BRL	721	$		182	0	0
	10/2015	$		185		BRL	721	0	(3)

SCX	10/2015		CAD	195,444	$		147,648	1,194	0
	10/2015		KRW	31,594,566			26,802	166	0
	10/2015		MYR	13,427			3,210	152	0
	10/2015	$		246,770		GBP	162,837	0	(438)
	10/2015			691		IDR	9,915,850	0	(18)
	10/2015			413		KRW	489,343	0	0
	10/2015			1,012		TWD	32,930	0	(16)
	10/2015		ZAR	2,710	$		199	4	0
	11/2015		AUD	29,996			21,837	830	0
	11/2015		GBP	167,619			254,030	504	0
	11/2015		SEK	2,995			355	1	(4)
	11/2015	$		3,369		CAD	4,402	0	(71)
	11/2015			2,074		CHF	1,993	0	(27)
	11/2015			1,973		GBP	1,264	0	(61)
	11/2015			6,177		JPY	742,200	13	0
	11/2015			3,005		TRY	9,047	0	(64)
	08/2016		CNY	69,158	$		10,450	0	(131)

SOG	10/2015		CZK	204,520			8,246	0	(162)
	10/2015	$		112		INR	7,558	3	0
	10/2015			219		THB	7,942	0	0
	11/2015			1,969		CNY	12,676	15	0
	11/2015			1,514		GBP	984	0	(26)
	12/2015			857		HKD	6,642	0	0
	08/2016		CNY	24,464	$		3,700	0	(43)

UAG	10/2015		DKK	4,403			676	17	0
	10/2015		EUR	50,983			57,035	66	0
	10/2015		IDR	4,949,280			336	0	0
	10/2015		MYR	2,096			476	0	(1)
	10/2015		PLN	4,489			1,171	0	(10)
	10/2015		SGD	3,170			2,280	53	0
	10/2015	$		12,598		IDR	179,268,419	0	(421)
	10/2015			1,464		KRW	1,731,963	0	(4)
	10/2015			902		MYR	3,707	0	(58)

158	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		CHF	36,327	$		37,043	$0	$(283)
	11/2015		CNY	151,623			24,210	443	0
	11/2015	$		1,203		CHF	1,130	0	(42)
	11/2015			126,913		EUR	113,403	0	(125)
	11/2015			100,969		JPY	12,111,700	109	(68)
	12/2015			911		MXN	15,291	0	(12)
	01/2016		BRL	27,500	$		8,898	2,181	0
	01/2016		DKK	15,830			2,321	0	(55)
	08/2016		CNY	20,260			3,065	0	(34)

Total Forward Foreign Currency Contracts								$137,223	$(31,090)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.600%	10/21/2015	$	150,000	$15	$3

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR 56,079	$931	$480

BPS	Put - OTC USD versus CNH	CNH	6.434	08/17/2016	$ 14,000	90	226

HUS	Put - OTC USD versus CNH		6.443	08/16/2016	20,900	119	352
	Put - OTC USD versus CNH		6.442	08/17/2016	13,900	73	234

JPM	Call - OTC USD versus CNH		6.400	02/02/2016	16,167	437	297
	Call - OTC USD versus CNH		7.400	02/02/2016	16,167	96	34

SOG	Put - OTC USD versus CNH		6.444	08/17/2016	3,700	20	63

UAG	Call - OTC USD versus CNH		6.500	02/02/2016	16,167	340	210
	Call - OTC USD versus CNH		7.500	02/02/2016	16,167	89	30

						$2,195	$1,926

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$	134,100	$149	$442

DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		84,200	92	277
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	10/27/2017		32,800	1,635	878
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	11/27/2017		24,700	1,233	694

FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380%	10/07/2015		92,200	701	3

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750%	10/15/2015		555,600	146	3

JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350%	09/12/2016		23,300	638	439

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015		231,400	231	763
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	01/06/2016		363,300	400	1,200
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900%	02/04/2016		468,800	1,102	72
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900%	02/18/2016		461,900	1,201	91
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	09/06/2016		319,900	2,315	3,106

								$9,843	$7,968

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	1.180%	3-Month USD-LIBOR	11/24/2015	$49,500	$119	$1

Total Purchased Options						$12,172	$9,898

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	159

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.900%	10/21/2015	$23,700	$(42)	$(51)
	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	27,400	(16)	(5)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.000%	11/18/2015	27,400	(36)	(60)

JPM	Call - OTC CDX.IG-24 5-Year Index	Buy	0.700%	11/18/2015	27,700	(19)	(5)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.950%	11/18/2015	27,700	(32)	(77)
	Put - OTC CDX.IG-24 5-Year Index	Sell	1.100%	11/18/2015	38,500	(73)	(52)

						$(218)	$(250)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	56,079	$(369)	$(134)
	Call - OTC EUR versus USD		1.154	12/04/2015		56,079	(562)	(361)
	Call - OTC USD versus BRL	BRL	3.960	03/10/2016	$	3,735	(120)	(334)

BPS	Call - OTC USD versus CNH	CNH	6.982	08/17/2016		14,000	(174)	(183)

FBF	Call - OTC USD versus BRL	BRL	3.688	10/29/2015		17,290	(279)	(1,438)

HUS	Call - OTC USD versus CNH	CNH	6.969	08/16/2016		20,900	(247)	(276)
	Call - OTC USD versus CNH		6.975	08/17/2016		13,900	(162)	(183)

JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		7,680	(247)	(687)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		32,334	(341)	(154)

SOG	Call - OTC USD versus CNH		6.976	08/17/2016		3,700	(43)	(49)

UAG	Call - OTC USD versus CNH		7.000	02/02/2016		32,334	(296)	(128)

							$(2,840)	$(3,927)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$8,100	$(16)	$(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	77,500	(1,230)	(372)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	11,000	(199)	(65)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	13,300	(228)	(72)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	5,400	(59)	(87)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	33,500	(358)	(858)

CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	36,900	(533)	(194)

FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255%	10/07/2015	21,600	(699)	(2)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016	34,400	(137)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	60,200	(853)	(289)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	42,900	(624)	(225)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	39,600	(500)	(636)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	14,200	(202)	(228)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/06/2016	78,600	(746)	(359)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	09/12/2016	23,300	(643)	(838)

MYC	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	460,700	(967)	(84)
	Put - OTC 2-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.495%	02/18/2016	461,900	(970)	(109)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.970%	12/14/2015	41,800	(207)	(374)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.530%	12/14/2015	41,800	(205)	(83)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.272%	09/06/2016	72,700	(2,312)	(2,691)

							$(11,688)	$(7,567)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 11/24/2015)	0.850%	3-Month USD-LIBOR	11/24/2015	$99,000	$(119)	$0

Total Written Options						$(14,865)	$(11,744)

160	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in CAD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	1,036	$1,995,355	AUD	62,000	CAD	0	EUR	139,515	$(14,191)
Sales	328	1,085,707		0		82,616		585,864	(14,265)
Closing Buys	(1,364)	(622,389)		(62,000)		(41,308)		(417,723)	8,438
Expirations	0	(310,200)		0		(41,308)		(144,036)	3,371
Exercised	0	(151,800)		0		0		(51,462)	1,782

Balance at End of Period	0	$1,996,673	AUD	0	CAD	0	EUR	112,158	$(14,865)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	$ 1,500	$(19)	$(21)	$0	$(40)

DUB	Brazil Government International Bond	1.000%	12/20/2016	3.246%	1,200	(15)	(17)	0	(32)

GST	Brazil Government International Bond	1.000%	12/20/2016	3.246%	4,200	(55)	(58)	0	(113)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.471%	3,000	(189)	173	0	(16)

JPM	Brazil Government International Bond	1.000%	12/20/2016	3.246%	1,800	(20)	(28)	0	(48)

						$(298)	$49	$0	$(249)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
							Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$8,715	$(1,744)	$133	$0	$(1,611)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	13,700	1,858	(359)	1,499	0

BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	17,429	(3,532)	309	0	(3,223)

CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	18,700	2,543	(496)	2,047	0

					$(875)	$(413)	$3,546	$(4,834)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	880	$(1)	$123	$122	$0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		140	1	(5)	0	(4)
	Pay	1-Month GBP-UKRPI	3.353%	04/02/2045		6,500	0	(165)	0	(165)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021	BRL	197,100	137	(4,661)	0	(4,524)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		138,000	362	(2,807)	0	(2,445)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		11,900	4	(256)	0	(252)
	Receive	3-Month EUR-EXT-CPI Index	0.710%	01/29/2020	EUR	18,400	(17)	(18)	0	(35)

BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	440	3	58	61	0
	Pay	1-Year BRL-CDI	0.000%	01/04/2021	BRL	75,000	(13)	(1,575)	0	(1,588)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		77,660	11	(1,792)	0	(1,781)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		197,400	17	(3,793)	0	(3,776)
	Receive	3-Month EUR-EXT-CPI Index	0.700%	01/30/2020	EUR	34,300	(6)	(40)	0	(46)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	161

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	280	$0	$17	$17	$0
	Pay	1-Year BRL-CDI	0.000%	01/04/2021	BRL	32,900	(6)	(577)	0	(583)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		12,300	6	(266)	0	(260)
	Receive	3-Month EUR-EXT-CPI Index	0.990%	03/31/2020	EUR	18,400	(3)	(227)	0	(230)

DUB	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	2,100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		128,900	224	(2,508)	0	(2,284)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		116,700	21	(2,494)	0	(2,473)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		19,000	3	(439)	0	(436)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		100,300	4	(1,922)	0	(1,918)

FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	100	1	5	6	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		332	(1)	23	22	0
	Pay	1-Year BRL-CDI	0.000%	01/04/2021	BRL	68,300	(7)	(1,191)	0	(1,198)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		9,300	25	(190)	0	(165)

GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	4,970	0	80	80	0
	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	137,900	0	(93)	0	(93)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		180,000	(387)	(4,773)	0	(5,160)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		77,800	(36)	(1,612)	0	(1,648)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		132,900	113	(2,468)	0	(2,355)
	Receive	1-Year BRL-CDI	15.245%	01/04/2021		53,000	0	23	23	0
	Receive	3-Month EUR-EXT-CPI Index	0.740%	01/26/2020	EUR	31,200	(60)	(55)	0	(115)
	Receive	3-Month EUR-EXT-CPI Index	0.660%	01/30/2020		35,100	(3)	36	33	0
	Receive	3-Month EUR-EXT-CPI Index	0.993%	03/30/2020		72,500	(6)	(908)	0	(914)

HUS	Pay	1-Year BRL-CDI	15.240%	01/02/2017	BRL	116,700	(5)	(74)	0	(79)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		57,300	35	(1,050)	0	(1,015)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		246,400	(62)	(5,158)	0	(5,220)
	Pay	1-Year BRL-CDI	0.000%	01/04/2021		76,400	(154)	(1,599)	0	(1,753)

MYC	Pay	1-Year BRL-CDI	12.230%	01/04/2021		67,700	(47)	(1,387)	0	(1,434)

							$153	$(43,739)	$364	$(43,950)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	S&P 500 Total Return Index	24,040	1-Month USD-LIBOR plus a specified spread	01/15/2016	$88,359		$2,551	$2,551	$0
	Pay	NDUEEGF Index	41,640	1-Month USD-LIBOR plus a specified spread	01/29/2016	14,384		134	134	0
	Pay	NDDUWXUS Index	50,359	1-Month USD-LIBOR plus a specified spread	01/29/2016	240,984		9,171	9,171	0
	Pay	S&P 500 Total Return Index	21,424	1-Month USD-LIBOR plus a specified spread	01/29/2016	78,744		2,272	2,272	0
	Pay	NDUEEGF Index	31,654	1-Month USD-LIBOR plus a specified spread	02/29/2016	11,076		246	246	0
	Receive	RALVEIUT Index	1,565,405	1-Month USD-LIBOR plus a specified spread	02/29/2016	172,289		(301)	0	(301)
	Receive	RALVEIET Index	1,576,515	1-Month USD-LIBOR plus a specified spread	04/29/2016	135,055		(6,313)	0	(6,313)
	Receive	RALVEIUT Index	587,727	1-Month USD-LIBOR plus a specified spread	04/29/2016	64,685		(113)	0	(113)

BPS	Pay	NDUEEGF Index	470,881	1-Month USD-LIBOR plus a specified spread	12/04/2015	162,657		1,255	1,255	0
	Pay	S&P 500 Total Return Index	110,992	1-Month USD-LIBOR plus a specified spread	12/04/2015	407,949		11,373	11,373	0

BRC	Receive	RALVEIUT Index	3,492,520	1-Month USD-LIBOR plus a specified spread	01/15/2016	385,016		(1,203)	0	(1,203)
	Receive	RALVEIET Index	226,802	1-Month USD-LIBOR plus a specified spread	02/29/2016	19,412		(880)	0	(880)
	Receive	RALVEIUT Index	690,209	1-Month USD-LIBOR plus a specified spread	04/29/2016	75,964		(133)	0	(133)

CBK	Receive	RALVEIET Index	3,531,675	1-Month USD-LIBOR plus a specified spread	01/29/2016	363,515		(5,722)	0	(5,722)
	Receive	RALVEIUT Index	4,141,837	1-Month USD-LIBOR plus a specified spread	01/29/2016	456,437		(1,291)	0	(1,291)
	Receive	RALVEIET Index	1,103,123	1-Month USD-LIBOR plus a specified spread	02/29/2016	116,655		(4,937)	0	(4,937)
	Receive	RALVEIET Index	279,471	1-Month USD-LIBOR plus a specified spread	04/29/2016	29,554		(1,252)	0	(1,252)

162	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	S&P 500 Total Return Index	24,485	1-Month USD-LIBOR plus a specified spread	04/29/2016	$89,634		$2,259	$2,259	$0

FBF	Pay	NDUEEGF Index	82,878	1-Month USD-LIBOR less a specified spread	07/29/2016	29,000		634	634	0
	Pay	NDDUWXUS Index	88,176	1-Month USD-LIBOR plus a specified spread	12/04/2015	418,952		13,046	13,046	0
	Receive	RALVEIET Index	7,825,505	1-Month USD-LIBOR plus a specified spread	12/04/2015	805,479		(12,360)	0	(12,360)
	Pay	NDUEEGF Index	208,768	1-Month USD-LIBOR plus a specified spread	01/15/2016	72,115		670	670	0
	Pay	NDDUWXUS Index	36,544	1-Month USD-LIBOR plus a specified spread	01/15/2016	173,632		5,406	5,406	0
	Receive	RALVEIET Index	5,033,267	1-Month USD-LIBOR plus a specified spread	01/15/2016	486,193		(9,353)	0	(9,353)
	Receive	RALVEIET Index	2,080,716	1-Month USD-LIBOR plus a specified spread	01/29/2016	174,926		(4,830)	0	(4,830)
	Pay	NDUEEGF Index	86,893	1-Month USD-LIBOR plus a specified spread	02/29/2016	30,405		673	673	0
	Pay	NDUEEGF Index	133,882	1-Month USD-LIBOR plus a specified spread	04/29/2016	46,847		1,039	1,039	0
	Pay	NDDUWXUS Index	11,315	1-Month USD-LIBOR plus a specified spread	04/29/2016	54,862		2,786	2,786	0
	Receive	RALVEIET Index	1,153,204	1-Month USD-LIBOR plus a specified spread	04/29/2016	121,951		(5,171)	0	(5,171)
	Pay	NDUEEGF Index	94,097	1-Month USD-LIBOR less a specified spread	07/29/2016	32,926		721	721	0

GST	Receive	RALVEIET Index	3,840,979	1-Month USD-LIBOR plus a specified spread	12/04/2015	322,911		(8,898)	0	(8,898)
	Receive	RALVEIUT Index	6,549,119	1-Month USD-LIBOR plus a specified spread	12/04/2015	721,975		(2,038)	0	(2,038)
	Receive	RALVEIET Index	623,718	1-Month USD-LIBOR plus a specified spread	03/15/2016	64,199		(1,013)	0	(1,013)
	Pay	NDDUWXUS Index	8,010	1-Month USD-LIBOR plus a specified spread	04/29/2016	38,838		1,972	1,972	0

JPM	Pay	NDUEEGF Index	7,403	1-Month USD-LIBOR plus a specified spread	12/04/2015	2,557		24	24	0
	Pay	S&P 500 Total Return Index	75,948	1-Month USD-LIBOR plus a specified spread	01/15/2016	278,823		7,754	7,754	0
	Pay	NDUEEGF Index	208,827	1-Month USD-LIBOR plus a specified spread	01/29/2016	72,136		676	676	0
	Receive	RALVEIET Index	798,763	1-Month USD-LIBOR plus a specified spread	02/29/2016	68,366		(3,106)	0	(3,106)
	Pay	NDUEEGF Index	10,403	1-Month USD-LIBOR plus a specified spread	04/29/2016	3,640		81	81	0
	Receive	RALVEIET Index	892,711	1-Month USD-LIBOR plus a specified spread	04/29/2016	76,407		(3,467)	0	(3,467)

								$(7,638)	$64,743	$(72,381)

Total Swap Agreements							$(1,020)	$(51,741)	$68,653	$(121,414)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $114,532 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
AZD	$3,490	$0	$0	$3,490	$(32)	$0	$0	$(32)	$3,458	$(3,690)	$(232)
BOA	6,262	480	15,995	22,737	(141)	(2,284)	(15,763)	(18,188)	4,549	(6,700)	(2,151)
BPS	11,898	226	12,689	24,813	(186)	(183)	(7,192)	(7,561)	17,252	(28,867)	(11,615)
BRC	603	0	0	603	(1,637)	(116)	(5,479)	(7,232)	(6,629)	13,394	6,765
CBK	3,536	442	4,323	8,301	(15,448)	(194)	(14,275)	(29,917)	(21,616)	41,195	19,579
DUB	1,296	1,849	0	3,145	(1,703)	0	(7,143)	(8,846)	(5,701)	4,904	(797)
FBF	8,735	3	25,003	33,741	(556)	(1,440)	(33,077)	(35,073)	(1,332)	20,649	19,317

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	163

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
GLM	$7,835	$4	$136	$7,975	$(2,761)	$(1,150)	$(10,285)	$(14,196)	$(6,221)	$5,481	$(740)
GST	0	0	1,972	1,972	0	0	(12,078)	(12,078)	(10,106)	26,802	16,696
HUS	74,192	586	0	74,778	(2,634)	(459)	(8,067)	(11,160)	63,618	(67,840)	(4,222)
JPM	11,761	773	8,535	21,069	(1,898)	(2,400)	(6,621)	(10,919)	10,150	(15,701)	(5,551)
MSB	1,864	0	0	1,864	(1,645)	0	0	(1,645)	219	(980)	(761)
MYC	0	5,232	0	5,232	0	(3,341)	(1,434)	(4,775)	457	(360)	97
NGF	0	0	0	0	(272)	0	0	(272)	(272)	281	9
RBC	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
SCX	2,864	0	0	2,864	(830)	0	0	(830)	2,034	(2,950)	(916)
SOG	18	63	0	81	(231)	(49)	0	(280)	(199)	0	(199)
UAG	2,869	240	0	3,109	(1,113)	(128)	0	(1,241)	1,868	(1,080)	788

Total Over the Counter	$137,223	$9,898	$68,653	$215,774	$(31,090)	$(11,744)	$(121,414)	$(164,248)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$79	$79
Futures	0	0	1,525	0	298	1,823
Swap Agreements	0	871	0	0	2,315	3,186

	$0	$871	$1,525	$0	$2,692	$5,088

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$137,223	$0	$137,223
Purchased Options	0	3	0	1,926	7,969	9,898
Swap Agreements	0	3,546	64,743	0	364	68,653

	$0	$3,549	$64,743	$139,149	$8,333	$215,774

	$0	$4,420	$66,268	$139,149	$11,025	$220,862

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$5,190	$0	$308	$5,498
Swap Agreements	0	50	0	0	628	678

	$0	$50	$5,190	$0	$936	$6,176

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,090	$0	$31,090
Written Options	0	250	0	3,927	7,567	11,744
Swap Agreements	0	5,083	72,381	0	43,950	121,414

	$0	$5,333	$72,381	$35,017	$51,517	$164,248

	$0	$5,383	$77,571	$35,017	$52,453	$170,424

164	PIMCO FUNDAMENTAL INDEX FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(162)	$(162)
Written Options	0	0	0	0	591	591
Futures	0	0	(45,333)	0	(3,973)	(49,306)
Swap Agreements	0	8,463	0	0	1,841	10,304

	$0	$8,463	$(45,333)	$0	$(1,703)	$(38,573)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,885	$0	$21,885
Purchased Options	0	(132)	0	(1,884)	1,083	(933)
Written Options	0	252	0	5,489	3,692	9,433
Swap Agreements	0	620	(127,685)	0	(3,177)	(130,242)

	$0	$740	$(127,685)	$25,490	$1,598	$(99,857)

	$0	$9,203	$(173,018)	$25,490	$(105)	$(138,430)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(32)	$(32)
Written Options	0	0	0	0	243	243
Futures	0	0	4,295	0	(2,127)	2,168
Swap Agreements	0	(25,108)	0	0	(40,479)	(65,587)

	$0	$(25,108)	$4,295	$0	$(42,395)	$(63,208)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,675	$0	$29,675
Purchased Options	0	85	0	183	(1,749)	(1,481)
Written Options	0	(32)	0	(57)	3,102	3,013
Swap Agreements	0	(1,060)	(26,256)	0	(39,059)	(66,375)

	$0	$(1,007)	$(26,256)	$29,801	$(37,706)	$(35,168)

	$0	$(26,115)	$(21,961)	$29,801	$(80,101)	$(98,376)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,925	$178	$9,103
Corporate Bonds & Notes
Banking & Finance	365	432,093	0	432,458
Industrials	0	79,877	172	80,049
Utilities	0	109,583	0	109,583
Municipal Bonds & Notes
California	0	980	0	980
Illinois	0	2,628	0	2,628
Ohio	0	165	0	165
U.S. Government Agencies	0	114,595	0	114,595
U.S. Treasury Obligations	0	1,393,261	0	1,393,261
Mortgage-Backed Securities	0	168,878	0	168,878
Asset-Backed Securities	0	169,604	0	169,604
Sovereign Issues	0	353,831	0	353,831
Short-Term Instruments
Certificates of Deposit	0	9,749	0	9,749
Repurchase Agreements	0	35,300	0	35,300
U.S. Treasury Bills	0	34,684	0	34,684
	$365	$2,914,153	$350	$2,914,868

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$485,246	$0	$0	$485,246

Total Investments	$485,611	$2,914,153	$350	$3,400,114

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(514,394)	$0	$(514,394)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,823	3,237	0	5,060
Over the counter	0	215,774	0	215,774
	$1,823	$219,011	$0	$220,834

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,498)	(678)	0	(6,176)
Over the counter	0	(164,248)	0	(164,248)
	$(5,498)	$(164,926)	$0	$(170,424)

Totals	$481,936	$2,453,844	$350	$2,936,130

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	165

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A and Class C shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS EMG, PIMCO RAE Fundamental PLUS International, PIMCO RAE Fundamental PLUS Small Funds, PIMCO RAE Low Volatility PLUS, PIMCO RAE Low Volatility PLUS EMG, PIMCO RAE Low Volatility PLUS International, PIMCO RAE Worldwide Fundamental Advantage PLUS and PIMCO RAE Worldwide Long/Short PLUS Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are

166	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2015 (Unaudited)

allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	167

Notes to Financial Statements (Cont.)

NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the

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responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant

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unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that

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Notes to Financial Statements (Cont.)

directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests.

In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Funds’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and

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expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

(b) Investments in Affiliates

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Advantage PLUS Fund	$11	$0	$(11)	$0	$0	$0	$0	$0
PIMCO RAE Fundamental PLUS International Fund	13	0	(13)	0	0	0	0	0
PIMCO RAE Fundamental PLUS Small Fund	12	0	(12)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS Fund	64	0	(64)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	23	0	(23)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	14	0	(14)	0	0	0	0	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	13	0	(13)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

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Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Advantage PLUS Fund	$403,012	$831,727	$(1,159,300)	$96	$(59)	$75,476	$528	$0
PIMCO RAE Fundamental PLUS EMG Fund	448,425	1,424,714	(1,871,000)	52	(78)	2,113	814	0
PIMCO RAE Fundamental PLUS International Fund	151,699	486,342	(636,900)	6	(14)	1,133	342	0
PIMCO RAE Fundamental PLUS Small Fund	86,617	171,801	(258,300)	19	(9)	128	101	0
PIMCO RAE Low Volatility PLUS Fund	267,031	429,139	(696,001)	59	(60)	168	439	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,063,409	2,022,752	(2,737,400)	(157)	100	348,704	2,153	0
PIMCO RAE Low Volatility PLUS International Fund	409,913	1,034,999	(1,444,800)	104	(103)	113	699	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	242,312	663,369	(905,600)	66	(31)	116	370	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,097,117	580,029	(1,191,800)	233	(333)	485,246	2,229	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

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(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure

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to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  Certain Funds may write or purchase interest rate-capped options to enhance returns or for hedging opportunities. When a Fund writes an interest rate-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an interest rate capped option, the Fund pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Securities  Certain Funds may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within

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centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure

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of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference

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less a financing rate, if any. As a receiver, a Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

7. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks  A Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund to lose value. If a Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign

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countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	181

Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A and C Classes
PIMCO RAE Fundamental Advantage PLUS Fund	0.64%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO RAE Fundamental PLUS EMG Fund	0.85%	0.30%	0.40%	0.30%	0.45%	0.45%
PIMCO RAE Fundamental PLUS International Fund	0.57%	0.25%	0.35%	N/A	0.35%	0.35%
PIMCO RAE Fundamental PLUS Small Fund	0.59%	0.25%	0.35%	N/A	0.35%	0.35%
PIMCO RAE Low Volatility PLUS Fund	0.54%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO RAE Low Volatility PLUS EMG Fund(1)	0.85%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO RAE Low Volatility PLUS International Fund	0.57%	0.25%	0.35%	N/A	0.35%	0.35%
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	0.74%	0.25%	0.35%	N/A	0.40%	0.40%
PIMCO RAE Worldwide Long/Short PLUS Fund	0.94%	0.25%	0.35%	N/A	0.40%	0.40%

(1)	Through July 31, 2016, PIMCO agreed to waive 0.15% of the Investment Advisory Fee.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other

182	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2015 (Unaudited)

portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO RAE Low Volatility PLUS EMG and PIMCO RAE Worldwide Long/Short PLUS Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of each Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation.

The recoverable amounts to PIMCO at September 30, 2015, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO RAE Low Volatility PLUS EMG Fund	$3,371
PIMCO RAE Worldwide Long/Short PLUS Fund	50

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO RAE Fundamental Advantage PLUS Fund	$746	$262,702
PIMCO RAE Fundamental PLUS EMG Fund	399	238,411
PIMCO RAE Fundamental PLUS International Fund	8,997	111,502
PIMCO RAE Fundamental PLUS Small Fund	—	22,323
PIMCO RAE Low Volatility PLUS Fund	8,286	31,809
PIMCO RAE Low Volatility PLUS EMG Fund	24,322	253,754
PIMCO RAE Low Volatility PLUS International Fund	6,166	103,083
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	11,918	28,881
PIMCO RAE Worldwide Long/Short PLUS Fund	54,010	133,128

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	183

Notes to Financial Statements (Cont.)

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO RAE Fundamental Advantage PLUS Fund	$4,723,474	$4,568,713	$173,694	$495,382
PIMCO RAE Fundamental PLUS EMG Fund	6,239,687	6,601,676	267,044	551,278
PIMCO RAE Fundamental PLUS International Fund	2,141,198	2,153,085	73,642	307,544
PIMCO RAE Fundamental PLUS Small Fund	737,013	718,806	33,940	85,436
PIMCO RAE Low Volatility PLUS Fund	1,873,106	1,826,611	137,204	146,724
PIMCO RAE Low Volatility PLUS EMG Fund	8,637,299	8,987,992	657,399	766,234
PIMCO RAE Low Volatility PLUS International Fund	6,244,739	5,960,477	319,535	412,472
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	3,855,753	3,814,210	201,087	268,941
PIMCO RAE Worldwide Long/Short PLUS Fund	6,868,659	5,853,236	441,033	381,867

184	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2015 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO RAE Fundamental Advantage PLUS Fund (1)				PIMCO RAE Fundamental PLUS EMG Fund (2)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares~	Amount	Shares~	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	20,203	$210,848	295,606	$3,376,551	16,578	$139,312	29,832	$293,090
Class P	278	2,917	2,063	23,850	3,299	33,319	4,220	43,453
Administrative Class	0	0	0	0	3	22	7	66
Class D	786	8,188	3,343	37,678	329	3,120	1,943	20,136
Class A	88	930	1,464	16,845	243	2,315	1,990	20,313
Class C	36	370	612	7,023	107	1,020	315	3,152
Issued as reinvestment of distributions
Institutional Class	6,512	66,751	17,230	195,998	0	0	453	4,869
Class P	62	637	225	2,560	0	0	7	75
Administrative Class	0	0	0	0	0	0	0	0
Class D	177	1,766	355	3,963	0	0	1	16
Class A	84	843	327	3,701	0	0	0	1
Class C	47	480	152	1,722	0	0	0	0
Cost of shares redeemed
Institutional Class	(89,301)	(949,397)	(360,700)	(4,086,001)	(72,681)	(652,179)	(263,519)	(2,614,498)
Class P	(968)	(10,258)	(3,831)	(42,996)	(3,069)	(29,617)	(4,394)	(43,931)
Administrative Class	0	0	0	0	0	0	(2)	(18)
Class D	(997)	(10,310)	(4,403)	(48,879)	(459)	(4,445)	(1,727)	(17,181)
Class A	(894)	(9,337)	(5,486)	(61,691)	(567)	(5,249)	(1,229)	(12,513)
Class C	(766)	(8,060)	(1,947)	(21,900)	(71)	(612)	(181)	(1,759)
Net increase (decrease) resulting from Fund share transactions	(64,653)	$(693,632)	(54,990)	$(591,576)	(56,288)	$(512,994)	(232,284)	$(2,304,729)

~	A one for three reverse share split, effective August 7, 2015, has been retroactively applied.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	185

Notes to Financial Statements (Cont.)

	PIMCO RAE Fundamental PLUS International Fund (3)				PIMCO RAE Fundamental PLUS Small Fund (4)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,744	$33,265	17,614	$195,425	1,197	$14,026	2,290	$27,762
Class P	83	761	381	3,825	190	2,337	396	4,827
Administrative Class	0	0	0	0	0	0	0	0
Class D	220	1,976	2,029	24,207	102	1,229	707	8,689
Class A	153	1,395	328	3,758	170	2,048	525	6,364
Class C	85	785	222	2,341	94	1,131	385	4,678
Issued as reinvestment of distributions
Institutional Class	2,009	16,940	51,309	467,770	568	6,626	2,132	26,087
Class P	4	31	40	361	9	101	9	116
Administrative Class	0	0	0	0	0	0	0	0
Class D	16	135	468	4,212	14	163	37	449
Class A	6	53	131	1,187	9	111	13	163
Class C	4	30	31	277	8	96	15	179
Cost of shares redeemed
Institutional Class	(35,558)	(311,540)	(169,718)	(1,746,595)	(12,521)	(151,591)	(15,984)	(194,159)
Class P	(292)	(2,530)	(113)	(1,092)	(279)	(3,233)	(44)	(531)
Administrative Class	0	0	0	0	0	0	0	0
Class D	(556)	(5,016)	(1,415)	(12,797)	(78)	(906)	(238)	(2,795)
Class A	(78)	(687)	(511)	(4,928)	(357)	(4,117)	(37)	(448)
Class C	(79)	(696)	(48)	(454)	(50)	(566)	(33)	(395)
Net increase (decrease) resulting from Fund share transactions	(30,239)	$(265,098)	(99,252)	$(1,062,503)	(10,924)	$(132,545)	(9,827)	$(119,014)

186	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2015 (Unaudited)

PIMCO RAE Low Volatility PLUS Fund (5)				PIMCO RAE Low Volatility PLUS EMG Fund (6)				PIMCO RAE Low Volatility PLUS International Fund (7)
Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

21	$232	128,553	$1,399,643	28,833	$222,975	299,990	$3,137,681	189	$1,976	163,948	$1,709,402
43	459	112	1,223	25	246	35	369	34	356	43	439
0	0	0	0	0	0	0	0	0	0	0	0
7	69	756	8,259	123	1,128	568	5,854	20	209	393	4,193
91	982	1,508	16,860	15	156	273	2,958	162	1,700	428	4,453
73	788	929	10,196	5	44	51	518	22	221	38	407

185	1,943	7,573	83,750	5,961	50,986	13,367	133,135	5,868	56,914	9,834	96,789
0	1	5	53	0	3	1	6	1	14	1	14
0	0	0	0	0	0	0	0	0	0	0	0
0	0	22	240	1	8	2	21	1	10	9	92
0	2	65	717	1	4	5	53	6	56	5	46
0	0	42	459	0	2	1	5	1	9	1	5

(23,820)	(251,359)	(48,830)	(537,498)	(59,344)	(566,437)	(87,661)	(871,821)	(60,072)	(602,736)	(126,183)	(1,280,095)
(86)	(932)	(18)	(194)	(14)	(126)	(21)	(202)	(22)	(222)	(15)	(152)
0	0	0	0	0	0	0	0	0	0	0	0
(412)	(4,454)	(279)	(3,042)	(95)	(843)	(522)	(5,349)	(30)	(299)	(368)	(3,618)
(839)	(8,970)	(142)	(1,555)	(27)	(225)	(230)	(2,323)	(73)	(731)	(328)	(3,355)
(645)	(6,891)	(54)	(583)	(12)	(110)	(11)	(107)	(17)	(166)	(9)	(95)
(25,382)	$(268,130)	90,242	$978,528	(24,528)	$(292,189)	225,848	$2,400,798	(53,910)	$(542,689)	47,797	$528,525

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	187

Notes to Financial Statements (Cont.)

	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund (8)				PIMCO RAE Worldwide Long/Short PLUS Fund (9)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Period from 12/04/2014 to 06/30/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	10,545	$99,146	65,266	$650,958	32,783	$328,322	326,563	$3,216,837
Class P	0	0	0	1	2	22	1	12
Administrative Class	0	0	0	0	0	0	0	0
Class D	2	21	16	155	8	80	21	203
Class A	0	0	8	84	7	65	6	62
Class C	0	0	14	137	2	14	2	22
Issued as reinvestment of distributions
Institutional Class	1,435	12,978	5,901	56,334	6,492	60,002	1,682	16,601
Class P	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	0	0	0	2	0	1	0	0
Class A	0	1	1	6	0	2	0	0
Class C	0	0	0	1	0	0	0	0
Cost of shares redeemed
Institutional Class	(32,352)	(294,427)	(242,596)	(2,319,608)	(27,582)	(256,736)	(31)	(308)
Class P	0	0	(4)	(40)	0	(1)	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	(5)	(50)	(22)	(214)	(25)	(244)	(1)	(5)
Class A	(8)	(70)	(30)	(293)	(1)	(10)	0	0
Class C	(4)	(36)	(15)	(145)	0	(1)	0	0
Net increase (decrease) resulting from Fund share transactions	(20,387)	$(182,437)	(171,461)	$(1,612,622)	11,686	$131,516	328,243	$3,233,424

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 86% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 91% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 88% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)

As of September 30, 2015, three shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 85% of the Fund, and each of the three shareholders are related parties of the Fund.*

(5)

As of September 30, 2015, two shareholders each owned 10% or more or more of the Fund’s total outstanding shares comprising 95% of the Fund, and each of the two shareholders are related parties of the Fund.*

(6)

As of September 30, 2015, two shareholders each owned 10% or more or more of the Fund’s total outstanding shares comprising 98% of the Fund, and each of the two shareholders are related parties of the Fund.*

(7)

As of September 30, 2015, two shareholders each owned 10% or more or more of the Fund’s total outstanding shares comprising 97% of the Fund, and each of the two shareholders are related parties of the Fund.*

(8)

As of September 30, 2015, two shareholders each owned 10% or more or more of the Fund’s total outstanding shares comprising 96% of the Fund, and each of the two shareholders are related parties of the Fund.*

(9)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 97% of the Fund, and each of the two shareholders are related parties of the Fund.*
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

At a meeting held on May 11-12, 2015, the Board approved a reverse share split for each class of the PIMCO RAE Fundamental Advantage PLUS Fund, pursuant to which shareholders received one share in exchange for every three shares of the PIMCO RAE Fundamental Advantage PLUS Fund.

The reverse share splits were effective August 7, 2015. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the

Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits does not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Funds have been adjusted to reflect the reverse share split.

188	PIMCO FUNDAMENTAL INDEX FUNDS

September 30, 2015 (Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses (amounts in thousands) (1)
	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO RAE Fundamental PLUS EMG Fund	$—	$—	$—	$—
PIMCO RAE Low Volatility PLUS EMG Fund	—	—	—	—
PIMCO RAE Fundamental Advantage PLUS Fund*	—	—	137,539	192,616
PIMCO RAE Fundamental PLUS International Fund	—	—	—	—
PIMCO RAE Low Volatility PLUS International Fund	—	—	—	—
PIMCO RAE Low Volatility PLUS AR Fund	—	—	—	—
PIMCO RAE Fundamental PLUS Small Fund	—	—	—	—
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	—	—	—	—
PIMCO RAE Worldwide Long/Short PLUS Fund	—	—	—	—

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	189

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term (1)
PIMCO RAE Fundamental PLUS EMG Fund	$—	$32,118
PIMCO RAE Low Volatility PLUS EMG Fund	—	—
PIMCO RAE Fundamental Advantage PLUS Fund*	514,914	102,192
PIMCO RAE Fundamental PLUS International Fund	—	—
PIMCO RAE Low Volatility PLUS International Fund	—	—
PIMCO RAE Low Volatility PLUS AR Fund	—	—
PIMCO RAE Fundamental PLUS Small Fund	—	—
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	68,645	19,312
PIMCO RAE Worldwide Long/Short PLUS Fund	6,094	—

(1)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (2)
PIMCO RAE Fundamental Advantage PLUS Fund	$2,081,149	$36,061	$(78,136)	$(42,075)
PIMCO RAE Fundamental PLUS EMG Fund	2,584,655	63,012	(81,377)	(18,365)
PIMCO RAE Fundamental PLUS International Fund	850,265	17,108	(32,727)	(15,619)
PIMCO RAE Fundamental PLUS Small Fund	302,115	5,797	(14,753)	(8,956)
PIMCO RAE Low Volatility PLUS Fund	884,706	8,237	(20,283)	(12,046)
PIMCO RAE Low Volatility PLUS EMG Fund	4,143,180	37,798	(112,133)	(74,335)
PIMCO RAE Low Volatility PLUS International Fund	2,464,143	18,293	(71,344)	(53,051)
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,882,490	14,142	(73,778)	(59,636)
PIMCO RAE Worldwide Long/Short PLUS Fund	3,525,075	17,427	(142,388)	(124,961)

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

190	PIMCO FUNDAMENTAL INDEX FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	TDM	TD Securities (USA) LLC
FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	RACNLGT	RAFI Global Long Index
CDX.HY	Credit Derivatives Index - High Yield	ERAUSLT	eRAFI U.S. Large Strategy Index	RACNSGT	RAFI Global Short Index
CDX.IG	Credit Derivatives Index - Investment Grade	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
EAFE	Europe, Australasia, and Far East Stock Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	UKRPI	United Kingdom Retail Price Index
ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	MSCI Daily TR Net Emerging Markets Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To Be Determined
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	191

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

192	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	193

Approval of Investment Advisory Contract and Other Agreements (Cont.)

collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

194	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	195

Approval of Investment Advisory Contract and Other Agreements (Cont.)

information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group”

of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

196	PIMCO FUNDAMENTAL INDEX FUNDS

(Unaudited)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	197

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

198	PIMCO FUNDAMENTAL INDEX FUNDS

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	199

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4004SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

International Bond Funds

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		16
Benchmark Descriptions		18
Financial Highlights		20
Statements of Assets and Liabilities		34
Statements of Operations		38
Statements of Changes in Net Assets		40
Statement of Cash Flows		43
Notes to Financial Statements		165
Glossary		191
Approval of Investment Advisory Contract and Other Agreements		192
Results of Proxy Voting		199

Fund	Fund Summary	Schedule of Investments

PIMCO Emerging Local Bond Fund	7	44
PIMCO Emerging Markets Bond Fund	8	60
PIMCO Emerging Markets Corporate Bond Fund	9	73
PIMCO Emerging Markets Currency Fund	10	82
PIMCO Emerging Markets Full Spectrum Bond Fund	11	97
PIMCO Foreign Bond Fund (Unhedged)	12	99
PIMCO Global Advantage® Strategy Bond Fund	13	116
PIMCO Global Bond Fund (Unhedged)	14	135
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	15	150

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was 2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

2	PIMCO INTERNATIONAL BOND FUNDS

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its respective assets in funds of PIMCO Funds and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”) and other affiliated and unaffiliated funds in which the Fund may invest (collectively, “Acquired Funds”). The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.” Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, acquired fund risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk currency risk, smaller company risk, issuer non-diversification risk, leveraging risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

4	PIMCO INTERNATIONAL BOND FUNDS

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than

Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	05/30/08	10/16/07	07/31/07	07/31/07	07/31/07	—
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	09/30/98	03/31/00	07/31/97	07/31/97	—
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	10/15/10	—	11/18/11	11/18/11	11/18/11	—
PIMCO Emerging Markets Currency Fund	05/31/05	05/31/05	04/30/08	09/29/06	05/31/05	05/31/05	05/31/05	—
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	02/25/13	—	02/25/13	02/25/13	02/25/13	—
PIMCO Foreign Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	02/28/06	04/30/04	07/30/04	07/30/04	—
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	02/05/09	—	02/05/09	02/05/09	02/05/09	02/05/09
PIMCO Global Bond Fund (Unhedged)	11/23/93	11/23/93	11/19/10	07/31/96	07/31/08	—	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	09/30/03	—	10/02/95	10/02/95	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively. Because Class A shares were the initial class of shares offered for the PIMCO Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional Class, Class P, Administrative Classes and Class C is based on the historical performance of Class A shares. The prior Class A performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class and Class C shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO, on

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the Funds (Cont.)

the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling PIMCO Funds at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Local Bond Fund

Institutional Class - PELBX	Class D - PLBDX
Class P - PELPX	Class A - PELAX
Administrative Class - PEBLX	Class C - PELCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Short-Term Instruments‡	24.0%
Brazil	16.0%
Poland	8.1%
Indonesia	7.0%
Colombia	6.1%
South Africa	6.0%
Turkey	5.6%
Other	27.2%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	-12.34%	-21.49%	-4.21%	2.22%
PIMCO Emerging Local Bond Fund Class P	-12.39%	-21.57%	-4.30%	2.12%
PIMCO Emerging Local Bond Fund Administrative Class	-12.45%	-21.69%	-4.45%	1.96%
PIMCO Emerging Local Bond Fund Class D	-12.54%	-21.85%	-4.64%	1.77%
PIMCO Emerging Local Bond Fund Class A	-12.54%	-21.85%	-4.64%	1.77%
PIMCO Emerging Local Bond Fund Class A (adjusted)	-15.83%	-24.75%	-5.36%	1.33%
PIMCO Emerging Local Bond Fund Class C	-12.87%	-22.43%	-5.35%	1.01%
PIMCO Emerging Local Bond Fund Class C (adjusted)	-13.73%	-23.18%	-5.35%	1.01%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	-11.40%	-19.77%	-3.56%	3.25%
Lipper Emerging Markets Local Currency Debt Funds Average	-10.94%	-18.61%	-3.43%	2.23%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.90% for the Institutional Class shares, 1.00% for Class P shares, 1.15% for Administrative Class shares, 1.35% for Class D shares, 1.35% for Class A shares, and 2.10% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»

An overweight to the Polish zloty, which outperformed the implied currency component of the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), the Fund’s benchmark index, positively contributed to performance during the reporting period.

»	An underweight to Turkish local rates, which underperformed the local currency return component of the Fund’s benchmark index, positively contributed to performance during the reporting period.

»	An underweight to the Malaysian ringgit, which underperformed the implied currency return component of the Fund’s benchmark index, positively contributed to performance during the reporting period.

»	An allocation to Brazilian local rates, which posted negative returns during the reporting period, detracted from absolute performance.

»	An underweight to the Hungarian forint, which outperformed the implied currency return component of the Fund’s benchmark index, detracted from performance during the reporting period.

»	An underweight to Russian local rates, which outperformed the local currency return component of the Fund’s benchmark index, detracted from performance during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Emerging Markets Bond Fund

Institutional Class - PEBIX	Class D - PEMDX
Class P - PEMPX	Class A - PAEMX
Administrative Class - PEBAX	Class C - PEBCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Mexico	11.7%
Short-Term Instruments‡	11.5%
Brazil	9.2%
Indonesia	7.7%
Luxembourg	6.2%
Kazakhstan	5.0%
Other	48.7%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	-6.12%	-8.45%	2.13%	5.41%	9.22%
PIMCO Emerging Markets Bond Fund Class P	-6.16%	-8.54%	2.03%	5.30%	9.11%
PIMCO Emerging Markets Bond Fund Administrative Class	-6.23%	-8.68%	1.88%	5.15%	8.95%
PIMCO Emerging Markets Bond Fund Class D	-6.29%	-8.78%	1.72%	4.98%	8.79%
PIMCO Emerging Markets Bond Fund Class A	-6.29%	-8.78%	1.72%	4.98%	8.78%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	-9.80%	-12.20%	0.94%	4.58%	8.55%
PIMCO Emerging Markets Bond Fund Class C	-6.64%	-9.46%	0.96%	4.20%	7.98%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	-7.56%	-10.32%	0.96%	4.20%	7.98%
JPMorgan Emerging Markets Bond Index (EMBI) Global	-2.33%	-1.96%	4.40%	6.76%	8.11%
Lipper Emerging Market Hard Currency Debt Funds Average	-4.47%	-6.77%	2.59%	5.57%	7.98%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.83% for the Institutional Class shares, 0.93% for Class P shares, 1.08% for Administrative Class shares, 1.20% for Class D shares, 1.20% for Class A shares and 1.95% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An allocation to quasi-sovereign and corporate debt in Russia, which outperformed the Fund’s benchmark index during the reporting period, positively contributed to performance.

»	An underweight to external debt in Turkey, which underperformed the Fund’s benchmark index during the reporting period, positively contributed to performance.

»	An allocation to quasi-sovereign and corporate debt in Brazil, which underperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An underweight to external debt in Ukraine, which outperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	An overweight to external debt in Mexico, which underperformed the Fund’s benchmark index during the reporting period, detracted from performance.

8	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class - PEMIX	Class A - PECZX
Class P - PMIPX	Class C - PECCX
Class D - PECDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Cayman Islands	10.2%
Brazil	7.6%
Luxembourg	6.3%
Short-Term Instruments‡	6.1%
Bermuda	4.9%
Other	64.9%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (07/01/09)
PIMCO Emerging Markets Corporate Bond Fund Institutional Class	-6.20%	-11.87%	1.37%	4.89%
PIMCO Emerging Markets Corporate Bond Fund Class P	-6.24%	-11.96%	1.27%	4.81%
PIMCO Emerging Markets Corporate Bond Fund Class D	-6.40%	-12.24%	0.97%	4.47%
PIMCO Emerging Markets Corporate Bond Fund Class A	-6.38%	-12.22%	0.98%	4.48%
PIMCO Emerging Markets Corporate Bond Fund Class A (adjusted)	-9.90%	-15.53%	0.20%	3.84%
PIMCO Emerging Markets Corporate Bond Fund Class C	-6.74%	-12.88%	0.22%	3.69%
PIMCO Emerging Markets Corporate Bond Fund Class C (adjusted)	-7.65%	-13.72%	0.22%	3.69%
JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	-1.91%	-0.51%	4.77%	8.16%
Lipper Emerging Market Hard Currency Debt Funds Average	-4.47%	-6.77%	2.59%	6.64%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 1.15% for the Institutional Class shares, 1.25% for Class P shares, 1.55% for Class D shares, 1.55% for Class A shares, and 2.30% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Emerging Markets Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of corporate Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»

An overweight to Russian corporate bonds, which outperformed the JPMorgan Corporate Emerging Markets Bond Index Diversified, the Fund’s benchmark index, positively contributed to performance during the reporting period.

»	An overweight to Brazilian corporate bonds, which underperformed the Fund’s benchmark index during the reporting period, detracted from performance.

»	Exposure to the debt of an issuer in the oil and gas sector, which defaulted during the reporting period, detracted from performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO Emerging Markets Currency Fund

Institutional Class - PLMIX	Class D - PLMDX
Class P - PLMPX	Class A - PLMAX
Administrative Class - PDEVX	Class C - PLMCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

Short-Term Instruments‡	35.6%
Brazil	20.8%
Indonesia	6.6%
United States	6.5%
South Korea	4.6%
Other	25.9%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/05)
PIMCO Emerging Markets Currency Fund Institutional Class	-6.18%	-13.00%	-2.60%	2.32%	2.50%
PIMCO Emerging Markets Currency Fund Class P	-6.23%	-13.09%	-2.70%	2.21%	2.40%
PIMCO Emerging Markets Currency Fund Administrative Class	-6.30%	-13.23%	-2.84%	2.06%	2.24%
PIMCO Emerging Markets Currency Fund Class D	-6.37%	-13.35%	-2.99%	1.91%	2.09%
PIMCO Emerging Markets Currency Fund Class A	-6.37%	-13.35%	-2.99%	1.91%	2.09%
PIMCO Emerging Markets Currency Fund Class A (adjusted)	-9.88%	-16.60%	-3.73%	1.52%	1.71%
PIMCO Emerging Markets Currency Fund Class C	-6.72%	-14.00%	-3.71%	1.15%	1.33%
PIMCO Emerging Markets Currency Fund Class C (adjusted)	-7.65%	-14.85%	-3.71%	1.15%	1.33%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	-5.20%	-12.49%	-2.93%	2.60%	2.77%
JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	-5.20%	-12.49%	-2.93%	2.37%	2.54%
Lipper Alternative Currency Strategies Average	-3.74%	-6.07%	-2.67%	0.94%	0.96%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.85% for the Institutional Class shares, 0.95% for Class P shares, 1.10% for Administrative Class shares, 1.25% for Class D shares, 1.25% for Class A shares, and 2.00% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Emerging Markets Currency Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging markets countries. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An overweight to the Polish zloty, which outperformed the Fund’s benchmark index during the reporting period, positively contributed to performance.

»	An underweight to the Malaysian ringgit, which underperformed the Fund’s benchmark index during the reporting period, positively contributed to performance.

»	A tactical allocation to Brazilian local rates, which posted negative returns as yields rose, detracted from performance during the reporting period.

»	A tactical allocation to Brazilian external corporate and quasi-sovereign debt, which posted negative returns, detracted from performance during the reporting period.

10	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class - PFSIX	Class A - PFSSX
Class P - PFSPX	Class C - PFSCX
Class D - PFSYX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

PIMCO Emerging Local Bond Fund	50.0%
PIMCO Emerging Markets Corporate Bond Fund	24.2%
PIMCO Emerging Markets Bond Fund	13.8%
Short-Term Instruments‡	12.0%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	Fund Inception (02/25/13)
PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	-9.68%	-16.55%	-8.50%
PIMCO Emerging Markets Full Spectrum Bond Fund Class P	-9.72%	-16.64%	-8.59%
PIMCO Emerging Markets Full Spectrum Bond Fund Class D	-9.86%	-16.89%	-8.87%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A	-9.86%	-16.89%	-8.87%
PIMCO Emerging Markets Full Spectrum Bond Fund Class A (adjusted)	-13.25%	-19.97%	-10.20%
PIMCO Emerging Markets Full Spectrum Bond Fund Class C	-10.20%	-17.51%	-9.54%
PIMCO Emerging Markets Full Spectrum Bond Fund Class C (adjusted)	-11.08%	-18.30%	-9.54%
50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	-6.83%	-10.90%	-5.60%
Lipper Emerging Market Hard Currency Debt Funds Average	-4.47%	-6.77%	-3.08%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/2013.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.94% for the Institutional Class shares, 2.04% for Class P shares, 2.34% for Class D shares, 2.34% for Class A shares and 3.09% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Emerging Markets Full Spectrum Bond Fund seeks maximum total return, consistent with prudent investment management. The Fund is designed to provide dynamic exposure to a broad range of emerging market fixed income asset classes, such as external debt obligations of sovereign, quasi-sovereign, and corporate entities; currencies, and local currency-denominated obligations of sovereigns, quasi-sovereigns, and corporate issuers. PIMCO uses a three-step active management approach in seeking to achieve the Fund’s investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify additional opportunities for country and security selection designed to add value beyond the target asset allocation within each of the eligible investments; and 3) employ additional investment strategies designed to either mitigate or emphasize risks resulting from the implementation of the target asset allocation. This active management approach is driven by PIMCO’s global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund’s assets are allocated in a manner that reflects PIMCO’s views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.

Fund Insights

»	An overweight to emerging market external corporate debt positively contributed to performance, as the asset class outperformed the Fund’s blended benchmark index over the reporting period.

»	The Fund’s exposure to the PIMCO Emerging Markets Corporate Bond Fund detracted from relative performance, as this fund underperformed its primary benchmark index over the reporting period.

»	The Fund’s exposure to the PIMCO Emerging Markets Bond Fund detracted from relative performance, as this fund underperformed its primary benchmark over the reporting period.

»	The Fund’s exposure to the PIMCO Emerging Local Bond Fund detracted from relative performance, as this fund underperformed its primary benchmark over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class - PFUIX	Class D - PFBDX
Class P - PFUPX	Class A - PFUAX
Administrative Class - PFUUX	Class C - PFRCX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

United States	27.1%
Japan	18.0%
United Kingdom	9.0%
Spain	6.5%
Slovenia	5.5%
Denmark	5.4%
France	5.4%
Short-Term Instruments‡	2.0%
Other	21.1%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	-4.26%	-8.77%	0.35%	4.49%	4.54%
PIMCO Foreign Bond Fund (Unhedged) Class P	-4.31%	-8.86%	0.25%	4.39%	4.44%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	-4.38%	-8.99%	0.11%	4.24%	4.28%
PIMCO Foreign Bond Fund (Unhedged) Class D	-4.45%	-9.13%	-0.05%	4.07%	4.11%
PIMCO Foreign Bond Fund (Unhedged) Class A	-4.45%	-9.13%	-0.06%	4.05%	4.10%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	-8.04%	-12.54%	-0.82%	3.65%	3.75%
PIMCO Foreign Bond Fund (Unhedged) Class C	-4.82%	-9.81%	-0.80%	3.28%	3.32%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	-5.76%	-10.71%	-0.80%	3.28%	3.32%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	0.45%	-6.37%	-1.23%	3.17%	3.41%	**
Lipper International Income Funds Average	-3.48%	-6.24%	0.27%	3.80%	4.18%

All Fund returns are net of fees and expenses.

* Cumulative return.

** The index launched on 5/31/2004. The index performance shown prior to that date is calculated using the JPMorgan Non-US Government Bond Index (Unhedged), which was the Fund’s primary benchmark index from the Fund’s inception until 5/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.54% for the Institutional Class shares, 0.64% for Class P shares, 0.79% for Administrative Class shares, 0.94% for Class D shares, 0.94% for Class A shares, and 1.69% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Positions in non-agency mortgage-backed securities positively contributed to relative performance, as these securities generally appreciated during the reporting period.

»	Short exposure to the Brazilian real throughout most of the reporting period positively contributed to performance, as this currency depreciated relative to the U.S. dollar during this period.

»	An underweight to the euro detracted from relative performance, as this currency appreciated relative to the U.S. dollar during the reporting period.

»

An overweight to the Australian dollar, New Zealand dollar and Canadian dollar detracted from relative performance, as these currencies depreciated relative to the U.S. dollar during the reporting period.

»	Positions in Brazilian local bonds detracted from performance, as Brazilian sovereign yields rose during the reporting period.

12	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Advantage® Strategy Bond Fund

Institutional Class - PSAIX	Class A - PGSAX
Class P - PGBPX	Class C - PAFCX
Class D - PGSDX	Class R - PSBRX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

United States	28.3%
United Kingdom	14.7%
Short-Term Instruments‡	6.7%
Italy	6.2%
Germany	5.8%
Denmark	5.6%
Other	32.7%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (02/05/09)
PIMCO Global Advantage® Strategy Bond Fund Institutional Class	-4.19%	-8.71%	0.34%	3.65%
PIMCO Global Advantage® Strategy Bond Fund Class P	-4.24%	-8.81%	0.24%	3.55%
PIMCO Global Advantage® Strategy Bond Fund Class D	-4.38%	-9.08%	-0.06%	3.25%
PIMCO Global Advantage® Strategy Bond Fund Class A	-4.38%	-9.08%	-0.06%	3.25%
PIMCO Global Advantage® Strategy Bond Fund Class A (adjusted)	-7.93%	-12.49%	-0.82%	2.65%
PIMCO Global Advantage® Strategy Bond Fund Class C	-4.74%	-9.76%	-0.80%	2.47%
PIMCO Global Advantage® Strategy Bond Fund Class C (adjusted)	-5.69%	-10.65%	-0.80%	2.47%
PIMCO Global Advantage® Strategy Bond Fund Class R	-4.50%	-9.30%	-0.31%	2.99%
Barclays U.S. Aggregate Index	-0.47%	2.94%	3.10%	4.56%
PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged) (NY Close)	-3.24%	-3.42%	1.98%	4.27%
Lipper Global Income Funds Average	-2.71%	-3.37%	1.43%	5.00%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.71% for the Institutional Class shares, 0.81% for Class P shares, 1.11% for Class D shares, 1.11% for Class A shares, 1.86% for Class C shares, and 1.36% for Class R shares.

Investment Objective and Strategy Overview

»

The PIMCO Global Advantage® Strategy Bond Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	An underweight to the Brazilian real and Malaysian ringgit positively contributed to relative performance, as these currencies depreciated relative to the U.S. dollar during the reporting period.

»	An underweight to investment grade corporate bond spread duration positively contributed to relative performance, as sector spreads widened during the reporting period.

»	An underweight to agency mortgage-backed securities spread duration positively contributed to relative performance, as sector spreads widened during the reporting period.

»	An overweight to Brazilian local bonds detracted from relative performance, as Brazilian sovereign yields rose during the reporting period.

»	An overweight to local bonds in Poland detracted from relative performance, as Polish sovereign yields rose during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

PIMCO Global Bond Fund (Unhedged)

Institutional Class - PIGLX	Administrative Class - PADMX
Class P - PGOPX	Class D - PGBDX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

United States	33.3%
Japan	13.8%
Italy	10.5%
United Kingdom	7.5%
France	7.4%
Denmark	5.4%
Short-Term Instruments‡	1.7%
Other	20.4%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	-1.24%	-3.09%	1.85%	4.85%	6.12%
PIMCO Global Bond Fund (Unhedged) Class P	-1.29%	-3.19%	1.75%	4.75%	6.02%
PIMCO Global Bond Fund (Unhedged) Administrative Class	-1.37%	-3.34%	1.60%	4.60%	5.87%
PIMCO Global Bond Fund (Unhedged) Class D	-1.44%	-3.48%	1.45%	4.44%	5.71%
JPMorgan GBI Global FX NY Index Unhedged in USD	0.29%	-2.38%	0.22%	3.73%	5.09%	^
Lipper Global Income Funds Average	-2.71%	-3.37%	1.43%	3.83%	5.22%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/1993.

^ The index launched on 5/31/2004. The index performance shown prior to that date is calculated using the JPMorgan Global Index (Unhedged), which was the Fund’s primary benchmark index from the Fund’s inception until 5/31/2004.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.57% for the Institutional Class shares, 0.67% for Class P shares, 0.82% for Administrative Class shares, and 0.97% for Class D shares.

Investment Objective and Strategy Overview

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Securities may be denominated in major foreign currencies or the U.S. dollar.

Fund Insights

»

Short exposure to the Brazilian real and Malaysian ringgit during most of the reporting period positively contributed to performance, as these currencies depreciated relative to the U.S. dollar during this time period.

»	An underweight to the Australian dollar and New Zealand dollar positively contributed to performance, as these currencies depreciated relative to the U.S. dollar during the reporting period.

»	Short exposure to agency mortgage-backed securities spread duration positively contributed to performance, as sector spreads widened during the reporting period.

»	An underweight to the euro detracted from relative performance, as this currency appreciated relative to the U.S. dollar during the reporting period.

»	Positions in Brazilian local bonds detracted from performance, as Brazilian sovereign yields rose during the reporting period.

14	PIMCO INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class - PGBIX	Class A - PAIIX
Class P - PGNPX	Class C - PCIIX
Administrative Class - PGDAX

Cumulative Returns Through September 30, 2015

Allocation Breakdown†

United States	26.2%
Japan	12.0%
Italy	11.8%
United Kingdom	8.9%
Denmark	8.1%
France	6.7%
Short-Term Instruments‡	4.6%
Other	21.7%
†	% of investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.

‡	Includes Central Funds used for Cash Management Purposes

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	-2.45%	2.85%	4.86%	5.58%	6.76%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	-2.50%	2.75%	4.76%	5.47%	6.65%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	-2.57%	2.60%	4.60%	5.33%	6.49%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	-2.62%	2.50%	4.49%	5.18%	6.35%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-6.27%	-1.35%	3.69%	4.78%	6.15%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C	-3.00%	1.73%	3.71%	4.40%	5.55%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	-3.96%	0.76%	3.71%	4.40%	5.55%
JPMorgan GBI Global Index Hedged in USD	-0.68%	4.23%	3.46%	4.37%	5.76%
Lipper Global Income Funds Average	-2.71%	-3.37%	1.43%	3.83%	5.18%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 09/30/1995.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.56% for the Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.91% for Class A shares and 1.66% for Class C shares.

Investment Objective and Strategy Overview

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies or the U.S. dollar. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Fund Insights

»

On a total return basis, portfolios that were hedged to the U.S. dollar underperformed unhedged portfolios over the reporting period, as the U.S. dollar underperformed against the basket of foreign currencies in the portfolios.

»

Short exposure to the Brazilian real and Malaysian ringgit for the latter half of the reporting period positively contributed to performance, as these currencies depreciated relative to the U.S. dollar during this time period.

»	Short exposure to the Australian dollar and New Zealand dollar positively contributed to performance, as these currencies depreciated relative to the U.S. dollar during the reporting period.

»	Short exposure to agency mortgage-backed securities spread duration positively contributed to performance, as sector spreads widened during the reporting period.

»	Short exposure to the euro detracted from relative performance, as this currency appreciated relative to the U.S. dollar during the reporting period.

»	Positions in Brazilian local bonds detracted from performance, as Brazilian sovereign yields rose during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Local Bond Fund
Institutional Class	$1,000.00	$876.60	$4.22	$1,000.00	$1,020.50	$4.55	0.90%
Class P	1,000.00	876.10	4.69	1,000.00	1,020.00	5.05	1.00
Administrative Class	1,000.00	875.50	5.39	1,000.00	1,019.25	5.81	1.15
Class D	1,000.00	874.60	6.33	1,000.00	1,018.25	6.81	1.35
Class A	1,000.00	874.60	6.33	1,000.00	1,018.25	6.81	1.35
Class C	1,000.00	871.30	9.82	1,000.00	1,014.50	10.58	2.10
PIMCO Emerging Markets Bond Fund
Institutional Class	$1,000.00	$938.80	$4.02	$1,000.00	$1,020.85	$4.19	0.83%
Class P	1,000.00	938.40	4.51	1,000.00	1,020.35	4.70	0.93
Administrative Class	1,000.00	937.70	5.23	1,000.00	1,019.60	5.45	1.08
Class D	1,000.00	937.10	5.81	1,000.00	1,019.00	6.06	1.20
Class A	1,000.00	937.10	5.81	1,000.00	1,019.00	6.06	1.20
Class C	1,000.00	933.60	9.43	1,000.00	1,015.25	9.82	1.95

16	PIMCO INTERNATIONAL BOND FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Emerging Markets Corporate Bond Fund
Institutional Class	$1,000.00	$938.00	$5.57	$1,000.00	$1,019.25	$5.81	1.15%
Class P	1,000.00	937.60	6.06	1,000.00	1,018.75	6.31	1.25
Class D	1,000.00	936.00	7.50	1,000.00	1,017.25	7.82	1.55
Class A	1,000.00	936.20	7.50	1,000.00	1,017.25	7.82	1.55
Class C	1,000.00	932.60	11.11	1,000.00	1,013.50	11.58	2.30
PIMCO Emerging Markets Currency Fund
Institutional Class	$1,000.00	$938.20	$4.17	$1,000.00	$1,020.70	$4.34	0.86%
Class P	1,000.00	937.70	4.65	1,000.00	1,020.20	4.85	0.96
Administrative Class	1,000.00	937.00	5.38	1,000.00	1,019.45	5.60	1.11
Class D	1,000.00	936.30	6.10	1,000.00	1,018.70	6.36	1.26
Class A	1,000.00	936.30	6.10	1,000.00	1,018.70	6.36	1.26
Class C	1,000.00	932.80	9.71	1,000.00	1,014.95	10.13	2.01
PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class	$1,000.00	$903.20	$0.19	$1,000.00	$1,024.80	$0.20	0.04%
Class P	1,000.00	902.80	0.67	1,000.00	1,024.30	0.71	0.14
Class D	1,000.00	901.40	2.09	1,000.00	1,022.80	2.23	0.44
Class A	1,000.00	901.40	2.09	1,000.00	1,022.80	2.23	0.44
Class C	1,000.00	898.00	5.65	1,000.00	1,019.05	6.01	1.19
PIMCO Foreign Bond Fund (Unhedged)
Institutional Class	$1,000.00	$957.40	$2.54	$1,000.00	$1,022.40	$2.63	0.52%
Class P	1,000.00	956.90	3.03	1,000.00	1,021.90	3.13	0.62
Administrative Class	1,000.00	956.20	3.77	1,000.00	1,021.15	3.89	0.77
Class D	1,000.00	955.50	4.50	1,000.00	1,020.40	4.65	0.92
Class A	1,000.00	955.50	4.50	1,000.00	1,020.40	4.65	0.92
Class C	1,000.00	951.80	8.15	1,000.00	1,016.65	8.42	1.67
PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	$1,000.00	$958.10	$3.57	$1,000.00	$1,021.35	$3.69	0.73%
Class P	1,000.00	957.60	4.06	1,000.00	1,020.85	4.19	0.83
Class D	1,000.00	956.20	5.53	1,000.00	1,019.35	5.70	1.13
Class A	1,000.00	956.20	5.53	1,000.00	1,019.35	5.70	1.13
Class C	1,000.00	952.60	9.18	1,000.00	1,015.60	9.47	1.88
Class R	1,000.00	955.00	6.74	1,000.00	1,018.10	6.96	1.38
PIMCO Global Bond Fund (Unhedged)
Institutional Class	$1,000.00	$987.60	$2.78	$1,000.00	$1,022.20	$2.83	0.56%
Class P	1,000.00	987.10	3.28	1,000.00	1,021.70	3.34	0.66
Administrative Class	1,000.00	986.30	4.02	1,000.00	1,020.95	4.09	0.81
Class D	1,000.00	985.60	4.77	1,000.00	1,020.20	4.85	0.96
PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$975.50	$2.82	$1,000.00	$1,022.15	$2.88	0.57%
Class P	1,000.00	975.00	3.31	1,000.00	1,021.65	3.39	0.67
Administrative Class	1,000.00	974.30	4.05	1,000.00	1,020.90	4.14	0.82
Class A	1,000.00	973.80	4.54	1,000.00	1,020.40	4.65	0.92
Class C	1,000.00	970.00	8.22	1,000.00	1,016.65	8.42	1.67

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 8 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Benchmark Descriptions

Index	Description

50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified	The benchmark is a blend of 50% JPMorgan Global Bond Index Emerging Markets- Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified. The JPMorgan Global Bond Index Emerging Markets — Global Diversified is a uniquely-weighted version of the Emerging Markets Bond Index Global. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. JPMorgan Corporate Emerging Market Bond Index Diversified tracks total returns of US dollar-denominated debt instruments issued by corporate entities in Emerging Markets countries. It is not possible to invest directly in an unmanaged index.

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	The JPMorgan Corporate Emerging Markets Bond Index Diversified (CEMBI) is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged)	JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. It is not possible to invest directly in an unmanaged index. For periods prior to May 2010, the JPMorgan Emerging Local Markets Index Plus +Bid (Unhedged) contains back-tested index data which re-calculates the index return using bid-side FX Spot, Forwards, and LIBOR rates.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. The index launched on 5/31/2004. The index performance shown prior to that date is calculated using the JPMorgan Non-US Government Bond Index (Unhedged), which was the Fund’s primary benchmark index from the Fund’s inception until 5/31/2004. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. The index launched on 5/31/2004. The index performance shown prior to that date is calculated using the JPMorgan Global Index (Unhedged), which was the Fund’s primary benchmark index from the Fund’s inception until 5/31/2004. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Index Hedged in USD	JPMorgan GBI Global Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged) (NY Close)	The PIMCO Global Advantage Bond Index (GLADI) (USD, Partially Hedged) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. PIMCO’s GLADI methodology is intellectual property covered by U.S. Patent No. 8,306,892. GLOBAL ADVANTAGE and GLADI are trademarks of Pacific Investment Management Company LLC. It is not possible to invest directly in an unmanaged index.

18	PIMCO INTERNATIONAL BOND FUNDS

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SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Emerging Local Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$7.92	$0.17	$(1.13)	$(0.96)	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2015	9.39	0.42	(1.44)	(1.02)	0.00	0.00	(0.45)	(0.45)
03/31/2014	10.84	0.42	(1.41)	(0.99)	(0.27)	0.00	(0.19)	(0.46)
03/31/2013	10.75	0.46	0.26	0.72	(0.63)	0.00	0.00	(0.63)
03/31/2012	10.72	0.49	0.06	0.55	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.38	0.52	0.61	1.13	(0.79)	0.00	0.00	(0.79)
Class P
04/01/2015 - 09/30/2015+	7.92	0.17	(1.13)	(0.96)	(0.19)	0.00	0.00	(0.19)
03/31/2015	9.39	0.41	(1.44)	(1.03)	0.00	0.00	(0.44)	(0.44)
03/31/2014	10.84	0.42	(1.42)	(1.00)	(0.26)	0.00	(0.19)	(0.45)
03/31/2013	10.75	0.45	0.26	0.71	(0.62)	0.00	0.00	(0.62)
03/31/2012	10.72	0.48	0.06	0.54	(0.51)	0.00	0.00	(0.51)
03/31/2011	10.38	0.51	0.61	1.12	(0.78)	0.00	0.00	(0.78)
Administrative Class
04/01/2015 - 09/30/2015+	7.92	0.16	(1.13)	(0.97)	(0.18)	0.00	0.00	(0.18)
03/31/2015	9.39	0.40	(1.45)	(1.05)	0.00	0.00	(0.42)	(0.42)
03/31/2014	10.84	0.40	(1.42)	(1.02)	(0.24)	0.00	(0.19)	(0.43)
03/31/2013	10.75	0.43	0.27	0.70	(0.61)	0.00	0.00	(0.61)
03/31/2012	10.72	0.50	0.02	0.52	(0.49)	0.00	0.00	(0.49)
03/31/2011	10.38	0.50	0.61	1.11	(0.77)	0.00	0.00	(0.77)
Class D
04/01/2015 - 09/30/2015+	7.92	0.16	(1.14)	(0.98)	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.39	0.39	(1.46)	(1.07)	0.00	0.00	(0.40)	(0.40)
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	0.00	(0.19)	(0.41)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.48	0.60	1.08	(0.74)	0.00	0.00	(0.74)
Class A
04/01/2015 - 09/30/2015+	7.92	0.16	(1.14)	(0.98)	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.39	0.39	(1.45)	(1.06)	0.00	0.00	(0.41)	(0.41)
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	0.00	(0.19)	(0.41)
03/31/2013	10.75	0.41	0.27	0.68	(0.59)	0.00	0.00	(0.59)
03/31/2012	10.72	0.45	0.05	0.50	(0.47)	0.00	0.00	(0.47)
03/31/2011	10.38	0.47	0.61	1.08	(0.74)	0.00	0.00	(0.74)
Class C
04/01/2015 - 09/30/2015+	7.92	0.13	(1.14)	(1.01)	(0.14)	0.00	0.00	(0.14)
03/31/2015	9.39	0.32	(1.45)	(1.13)	0.00	0.00	(0.34)	(0.34)
03/31/2014	10.84	0.31	(1.42)	(1.11)	(0.15)	0.00	(0.19)	(0.34)
03/31/2013	10.75	0.33	0.26	0.59	(0.50)	0.00	0.00	(0.50)
03/31/2012	10.72	0.36	0.06	0.42	(0.39)	0.00	0.00	(0.39)
03/31/2011	10.38	0.39	0.62	1.01	(0.67)	0.00	0.00	(0.67)

PIMCO Emerging Markets Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.23	$0.24	$(0.85)	$(0.61)	$(0.25)	$0.00	$0.00	$(0.25)
03/31/2015	10.83	0.51	(0.42)	0.09	(0.56)	(0.13)	0.00	(0.69)
03/31/2014	12.20	0.52	(0.91)	(0.39)	(0.57)	(0.41)	0.00	(0.98)
03/31/2013	11.67	0.52	0.64	1.16	(0.62)	(0.01)	0.00	(0.63)
03/31/2012	11.09	0.49	0.64	1.13	(0.55)	0.00	0.00	(0.55)
03/31/2011	10.64	0.52	0.49	1.01	(0.56)	0.00	0.00	(0.56)
Class P
04/01/2015 - 09/30/2015+	10.23	0.23	(0.85)	(0.62)	(0.24)	0.00	0.00	(0.24)
03/31/2015	10.83	0.50	(0.43)	0.07	(0.54)	(0.13)	0.00	(0.67)
03/31/2014	12.20	0.52	(0.92)	(0.40)	(0.56)	(0.41)	0.00	(0.97)
03/31/2013	11.67	0.51	0.64	1.15	(0.61)	(0.01)	0.00	(0.62)
03/31/2012	11.09	0.48	0.64	1.12	(0.54)	0.00	0.00	(0.54)
03/31/2011	10.64	0.51	0.49	1.00	(0.55)	0.00	0.00	(0.55)

Please see footnotes on page 32.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$6.77	(12.34)%	$5,746,536	0.90	%*	0.90	%*	0.90	%*	0.90	%*	4.51	%*	21%
7.92	(11.37)	7,582,732	0.90		0.90		0.90		0.90		4.62		60
9.39	(9.20)	9,438,546	0.90		0.90		0.90		0.90		4.32		37
10.84	6.91	12,155,271	0.90		0.90		0.90		0.90		4.29		47
10.75	5.27	9,439,420	0.90		0.90		0.90		0.90		4.56		22
10.72	11.26	4,184,389	0.90		0.90		0.90		0.90		4.95		24

6.77	(12.39)	140,453	1.00	*	1.00	*	1.00	*	1.00	*	4.41	*	21
7.92	(11.46)	206,380	1.00		1.00		1.00		1.00		4.54		60
9.39	(9.29)	404,390	1.00		1.00		1.00		1.00		4.20		37
10.84	6.81	1,171,328	1.00		1.00		1.00		1.00		4.19		47
10.75	5.16	1,301,738	1.00		1.00		1.00		1.00		4.52		22
10.72	11.14	983,357	1.00		1.00		1.00		1.00		4.78		24

6.77	(12.45)	25,249	1.15	*	1.15	*	1.15	*	1.15	*	4.25	*	21
7.92	(11.59)	32,912	1.15		1.15		1.15		1.15		4.38		60
9.39	(9.42)	39,997	1.15		1.15		1.15		1.15		4.07		37
10.84	6.64	46,695	1.15		1.15		1.15		1.15		4.03		47
10.75	5.00	41,861	1.15		1.15		1.15		1.15		4.58		22
10.72	10.97	196,741	1.15		1.15		1.15		1.15		4.73		24

6.77	(12.54)	35,941	1.35	*	1.35	*	1.35	*	1.35	*	4.06	*	21
7.92	(11.79)	52,149	1.35		1.35		1.35		1.35		4.21		60
9.39	(9.61)	717,346	1.35		1.35		1.35		1.35		3.87		37
10.84	6.43	874,837	1.35		1.35		1.35		1.35		3.84		47
10.75	4.80	825,865	1.35		1.35		1.35		1.35		4.20		22
10.72	10.75	875,805	1.35		1.35		1.35		1.35		4.50		24

6.77	(12.54)	56,841	1.35	*	1.35	*	1.35	*	1.35	*	4.07	*	21
7.92	(11.77)	82,985	1.35		1.35		1.35		1.35		4.20		60
9.39	(9.61)	208,199	1.35		1.35		1.35		1.35		3.86		37
10.84	6.43	545,392	1.35		1.35		1.35		1.35		3.83		47
10.75	4.80	479,684	1.35		1.35		1.35		1.35		4.18		22
10.72	10.75	499,070	1.35		1.35		1.35		1.35		4.44		24

6.77	(12.87)	27,462	2.10	*	2.10	*	2.10	*	2.10	*	3.32	*	21
7.92	(12.43)	41,587	2.10		2.10		2.10		2.10		3.45		60
9.39	(10.29)	84,128	2.10		2.10		2.10		2.10		3.11		37
10.84	5.64	188,875	2.10		2.10		2.10		2.10		3.09		47
10.75	4.02	194,451	2.10		2.10		2.10		2.10		3.38		22
10.72	9.93	125,891	2.10		2.10		2.10		2.10		3.68		24

$9.37	(6.12)%	$1,367,040	0.83	%*	0.83	%*	0.83	%*	0.83	%*	4.64	%*	15%
10.23	0.69	1,635,008	0.83		0.83		0.83		0.83		4.67		22
10.83	(3.04)	4,903,275	0.83		0.83		0.83		0.83		4.65		28
12.20	10.10	5,678,069	0.83		0.83		0.83		0.83		4.32		38
11.67	10.47	4,848,393	0.83		0.83		0.83		0.83		4.34		12
11.09	9.68	2,328,606	0.83		0.83		0.83		0.83		4.75		100

9.37	(6.16)	142,036	0.93	*	0.93	*	0.93	*	0.93	*	4.53	*	15
10.23	0.59	199,908	0.93		0.93		0.93		0.93		4.64		22
10.83	(3.14)	208,435	0.93		0.93		0.93		0.93		4.55		28
12.20	9.99	419,405	0.93		0.93		0.93		0.93		4.23		38
11.67	10.36	314,689	0.93		0.93		0.93		0.93		4.29		12
11.09	9.57	219,160	0.93		0.93		0.93		0.93		4.63		100

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Emerging Markets Bond Fund (Cont.)
Administrative Class
04/01/2015 - 09/30/2015+	$10.23	$0.22	$(0.84)	$(0.62)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2015	10.83	0.48	(0.42)	0.06	(0.53)	(0.13)	0.00	(0.66)
03/31/2014	12.20	0.50	(0.92)	(0.42)	(0.54)	(0.41)	0.00	(0.95)
03/31/2013	11.67	0.50	0.63	1.13	(0.59)	(0.01)	0.00	(0.60)
03/31/2012	11.09	0.46	0.64	1.10	(0.52)	0.00	0.00	(0.52)
03/31/2011	10.64	0.49	0.50	0.99	(0.54)	0.00	0.00	(0.54)
Class D
04/01/2015 - 09/30/2015+	10.23	0.22	(0.85)	(0.63)	(0.23)	0.00	0.00	(0.23)
03/31/2015	10.83	0.47	(0.43)	0.04	(0.51)	(0.13)	0.00	(0.64)
03/31/2014	12.20	0.48	(0.92)	(0.44)	(0.52)	(0.41)	0.00	(0.93)
03/31/2013	11.67	0.47	0.64	1.11	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
Class A
04/01/2015 - 09/30/2015+	10.23	0.22	(0.85)	(0.63)	(0.23)	0.00	0.00	(0.23)
03/31/2015	10.83	0.47	(0.43)	0.04	(0.51)	(0.13)	0.00	(0.64)
03/31/2014	12.20	0.48	(0.92)	(0.44)	(0.52)	(0.41)	0.00	(0.93)
03/31/2013	11.67	0.48	0.63	1.11	(0.57)	(0.01)	0.00	(0.58)
03/31/2012	11.09	0.45	0.63	1.08	(0.50)	0.00	0.00	(0.50)
03/31/2011	10.64	0.48	0.49	0.97	(0.52)	0.00	0.00	(0.52)
Class C
04/01/2015 - 09/30/2015+	10.23	0.18	(0.85)	(0.67)	(0.19)	0.00	0.00	(0.19)
03/31/2015	10.83	0.39	(0.43)	(0.04)	(0.43)	(0.13)	0.00	(0.56)
03/31/2014	12.20	0.39	(0.91)	(0.52)	(0.44)	(0.41)	0.00	(0.85)
03/31/2013	11.67	0.38	0.64	1.02	(0.48)	(0.01)	0.00	(0.49)
03/31/2012	11.09	0.37	0.63	1.00	(0.42)	0.00	0.00	(0.42)
03/31/2011	10.64	0.40	0.48	0.88	(0.43)	0.00	0.00	(0.43)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.52	$0.24	$(0.88)	$(0.64)	$(0.24)	$0.00	$0.00	$(0.24)
03/31/2015	11.35	0.48	(0.78)	(0.30)	(0.53)	0.00	0.00	(0.53)
03/31/2014	12.14	0.42	(0.58)	(0.16)	(0.40)	(0.20)	(0.03)	(0.63)
03/31/2013	11.36	0.45	0.86	1.31	(0.46)	(0.07)	0.00	(0.53)
03/31/2012	11.40	0.50	(0.01)	0.49	(0.50)	(0.03)	0.00	(0.53)
03/31/2011	11.29	0.53	0.38	0.91	(0.55)	(0.25)	0.00	(0.80)
Class P
04/01/2015 - 09/30/2015+	10.52	0.23	(0.87)	(0.64)	(0.24)	0.00	0.00	(0.24)
03/31/2015	11.35	0.48	(0.79)	(0.31)	(0.52)	0.00	0.00	(0.52)
03/31/2014	12.14	0.40	(0.58)	(0.18)	(0.38)	(0.20)	(0.03)	(0.61)
03/31/2013	11.36	0.43	0.87	1.30	(0.45)	(0.07)	0.00	(0.52)
03/31/2012	11.40	0.50	(0.02)	0.48	(0.49)	(0.03)	0.00	(0.52)
10/15/2010 - 03/31/2011	11.85	0.24	(0.19)	0.05	(0.25)	(0.25)	0.00	(0.50)
Class D
04/01/2015 - 09/30/2015+	10.52	0.22	(0.88)	(0.66)	(0.22)	0.00	0.00	(0.22)
03/31/2015	11.35	0.44	(0.79)	(0.35)	(0.48)	0.00	0.00	(0.48)
03/31/2014	12.14	0.37	(0.58)	(0.21)	(0.35)	(0.20)	(0.03)	(0.58)
03/31/2013	11.36	0.40	0.87	1.27	(0.42)	(0.07)	0.00	(0.49)
11/18/2011 - 03/31/2012	10.97	0.16	0.41	0.57	(0.15)	(0.03)	0.00	(0.18)
Class A
04/01/2015 - 09/30/2015+	10.52	0.22	(0.88)	(0.66)	(0.22)	0.00	0.00	(0.22)
03/31/2015	11.35	0.44	(0.79)	(0.35)	(0.48)	0.00	0.00	(0.48)
03/31/2014	12.14	0.37	(0.58)	(0.21)	(0.35)	(0.20)	(0.03)	(0.58)
03/31/2013	11.36	0.40	0.87	1.27	(0.42)	(0.07)	0.00	(0.49)
11/18/2011 - 03/31/2012	10.97	0.17	0.40	0.57	(0.15)	(0.03)	0.00	(0.18)

Please see footnotes on page 32.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.37	(6.23)%	$6,668	1.08	%*	1.08	%*	1.08	%*	1.08	%*	4.36	%*	15%
10.23	0.44	6,969	1.08		1.08		1.08		1.08		4.43		22
10.83	(3.29)	12,079	1.08		1.08		1.08		1.08		4.38		28
12.20	9.83	31,702	1.08		1.08		1.08		1.08		4.09		38
11.67	10.19	21,939	1.08		1.08		1.08		1.08		4.11		12
11.09	9.41	22,944	1.08		1.08		1.08		1.08		4.44		100

9.37	(6.29)	147,595	1.20	*	1.20	*	1.20	*	1.20	*	4.25	*	15
10.23	0.30	190,697	1.25	(c)	1.25	(c)	1.25	(c)	1.25	(c)	4.30		22
10.83	(3.45)	285,514	1.25		1.25		1.25		1.25		4.22		28
12.20	9.64	495,087	1.25		1.25		1.25		1.25		3.91		38
11.67	10.01	409,412	1.25		1.25		1.25		1.25		3.99		12
11.09	9.22	354,029	1.25		1.25		1.25		1.25		4.31		100

9.37	(6.29)	179,804	1.20	*	1.20	*	1.20	*	1.20	*	4.25	*	15
10.23	0.30	211,391	1.25	(c)	1.25	(c)	1.25	(c)	1.25	(c)	4.30		22
10.83	(3.45)	375,097	1.25		1.25		1.25		1.25		4.23		28
12.20	9.64	701,218	1.25		1.25		1.25		1.25		3.91		38
11.67	10.01	560,949	1.25		1.25		1.25		1.25		3.98		12
11.09	9.22	478,131	1.25		1.25		1.25		1.25		4.33		100

9.37	(6.64)	79,932	1.95	*	1.95	*	1.95	*	1.95	*	3.52	*	15
10.23	(0.45)	97,383	2.00	(c)	2.00	(c)	2.00	(c)	2.00	(c)	3.57		22
10.83	(4.17)	136,114	2.00		2.00		2.00		2.00		3.48		28
12.20	8.83	235,760	2.00		2.00		2.00		2.00		3.15		38
11.67	9.19	202,486	2.00		2.00		2.00		2.00		3.24		12
11.09	8.41	178,383	2.00		2.00		2.00		2.00		3.58		100

$9.64	(6.20)%	$216,199	1.15	%*	1.15	%*	1.15	%*	1.15	%*	4.57	%*	37%
10.52	(2.84)	296,880	1.15		1.15		1.15		1.15		4.23		98
11.35	(1.30)	1,373,245	1.15		1.15		1.15		1.15		3.66		126
12.14	11.73	989,144	1.17	(d)	1.17	(d)	1.17	(d)	1.17	(d)	3.72		105
11.36	4.48	368,331	1.25		1.25		1.25		1.25		4.45		85
11.40	8.29	338,331	1.25		1.25		1.25		1.25		4.65		135

9.64	(6.24)	1,442	1.25	*	1.25	*	1.25	*	1.25	*	4.47	*	37
10.52	(2.93)	1,519	1.25		1.25		1.25		1.25		4.26		98
11.35	(1.40)	626	1.25		1.25		1.25		1.25		3.41		126
12.14	11.62	222,082	1.27	(d)	1.27	(d)	1.27	(d)	1.27	(d)	3.61		105
11.36	4.38	10,570	1.35		1.35		1.35		1.35		4.41		85
11.40	0.50	13,611	1.35		1.35		1.35		1.35		4.71		135

9.64	(6.40)	184	1.55	*	1.55	*	1.55	*	1.55	*	4.17	*	37
10.52	(3.23)	242	1.55		1.55		1.55		1.55		3.93		98
11.35	(1.69)	781	1.55		1.55		1.55		1.55		3.21		126
12.14	11.28	1,223	1.57	(d)	1.57	(d)	1.57	(d)	1.57	(d)	3.28		105
11.36	5.19	16	1.65	*	1.65	*	1.65	*	1.65	*	4.05	*	85

9.64	(6.38)	1,106	1.55	*	1.55	*	1.55	*	1.55	*	4.13	*	37
10.52	(3.22)	1,891	1.55		1.55		1.55		1.55		3.88		98
11.35	(1.69)	3,837	1.55		1.55		1.55		1.55		3.23		126
12.14	11.32	13,739	1.57	(d)	1.57	(d)	1.57	(d)	1.57	(d)	3.32		105
11.36	5.19	113	1.65	*	1.65	*	1.65	*	1.65	*	4.06	*	85

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Emerging Markets Corporate Bond Fund (Cont.)
Class C
04/01/2015 - 09/30/2015+	$10.52	$0.18	$(0.88)	$(0.70)	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2015	11.35	0.36	(0.79)	(0.43)	(0.40)	0.00	0.00	(0.40)
03/31/2014	12.14	0.28	(0.58)	(0.30)	(0.26)	(0.20)	(0.03)	(0.49)
03/31/2013	11.36	0.31	0.87	1.18	(0.33)	(0.07)	0.00	(0.40)
11/18/2011 - 03/31/2012	10.97	0.14	0.40	0.54	(0.12)	(0.03)	0.00	(0.15)

PIMCO Emerging Markets Currency Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.09	$0.11	$(0.67)	$(0.56)	$(0.11)	$0.00	$0.00	$(0.11)
03/31/2015	10.18	0.21	(1.08)	(0.87)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.55	0.14	(0.36)	(0.22)	(0.06)	0.00	(0.09)	(0.15)
03/31/2013	10.53	0.16	0.09	0.25	(0.23)	0.00	0.00	(0.23)
03/31/2012	10.88	0.16	(0.35)	(0.19)	(0.16)	0.00	0.00	(0.16)
03/31/2011	10.24	0.20	0.64	0.84	(0.20)	0.00	0.00	(0.20)
Class P
04/01/2015 - 09/30/2015+	9.09	0.11	(0.67)	(0.56)	(0.11)	0.00	0.00	(0.11)
03/31/2015	10.18	0.19	(1.07)	(0.88)	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.55	0.13	(0.37)	(0.24)	(0.05)	0.00	(0.08)	(0.13)
03/31/2013	10.53	0.15	0.09	0.24	(0.22)	0.00	0.00	(0.22)
03/31/2012	10.88	0.15	(0.35)	(0.20)	(0.15)	0.00	0.00	(0.15)
03/31/2011	10.24	0.19	0.64	0.83	(0.19)	0.00	0.00	(0.19)
Administrative Class
04/01/2015 - 09/30/2015+	9.09	0.11	(0.68)	(0.57)	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.18	0.19	(1.09)	(0.90)	(0.19)	0.00	0.00	(0.19)
03/31/2014	10.55	0.12	(0.37)	(0.25)	(0.05)	0.00	(0.07)	(0.12)
03/31/2013	10.53	0.12	0.10	0.22	(0.20)	0.00	0.00	(0.20)
03/31/2012	10.88	0.14	(0.35)	(0.21)	(0.14)	0.00	0.00	(0.14)
03/31/2011	10.24	0.18	0.64	0.82	(0.18)	0.00	0.00	(0.18)
Class D
04/01/2015 - 09/30/2015+	9.09	0.10	(0.67)	(0.57)	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.18	0.17	(1.08)	(0.91)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.55	0.10	(0.37)	(0.27)	(0.04)	0.00	(0.06)	(0.10)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
Class A
04/01/2015 - 09/30/2015+	9.09	0.10	(0.67)	(0.57)	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.18	0.16	(1.07)	(0.91)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.55	0.10	(0.37)	(0.27)	(0.04)	0.00	(0.06)	(0.10)
03/31/2013	10.53	0.12	0.09	0.21	(0.19)	0.00	0.00	(0.19)
03/31/2012	10.88	0.12	(0.35)	(0.23)	(0.12)	0.00	0.00	(0.12)
03/31/2011	10.24	0.16	0.64	0.80	(0.16)	0.00	0.00	(0.16)
Class C
04/01/2015 - 09/30/2015+	9.09	0.06	(0.67)	(0.61)	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.18	0.09	(1.08)	(0.99)	(0.10)	0.00	0.00	(0.10)
03/31/2014	10.55	0.03	(0.37)	(0.34)	(0.01)	0.00	(0.02)	(0.03)
03/31/2013	10.53	0.04	0.09	0.13	(0.11)	0.00	0.00	(0.11)
03/31/2012	10.88	0.04	(0.35)	(0.31)	(0.04)	0.00	0.00	(0.04)
03/31/2011	10.24	0.08	0.65	0.73	(0.09)	0.00	0.00	(0.09)

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$7.94	$0.18	$(0.93)	$(0.75)	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2015	8.96	0.43	(1.00)	(0.57)	(0.43)	(0.02)	0.00	(0.45)
03/31/2014	9.94	0.35	(0.91)	(0.56)	(0.42)	0.00 ^	0.00	(0.42)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)

Please see footnotes on page 32.

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.64	(6.74)%	$518	2.30	%*	2.30	%*	2.30	%*	2.30	%*	3.40	%*	37%
10.52	(3.94)	715	2.30		2.30		2.30		2.30		3.20		98
11.35	(2.42)	854	2.30		2.30		2.30		2.30		2.45		126
12.14	10.44	1,698	2.32	(d)	2.32	(d)	2.32	(d)	2.32	(d)	2.53		105
11.36	4.90	31	2.40	*	2.40	*	2.40	*	2.40	*	3.35	*	85

$8.42	(6.18)%	$4,874,274	0.86	%*	0.86	%*	0.85	%*	0.85	%*	2.53	%*	29%
9.09	(8.70)	6,012,591	0.85		0.85		0.85		0.85		2.14		76
10.18	(2.12)	5,652,597	0.85		0.85		0.85		0.85		1.39		53
10.55	2.40	6,403,792	0.85		0.85		0.85		0.85		1.57		58
10.53	(1.73)	5,954,755	0.85		0.85		0.85		0.85		1.52		49
10.88	8.36	3,745,530	0.86		0.86		0.85		0.85		1.96		31

8.42	(6.23)	12,552	0.96	*	0.96	*	0.95	*	0.95	*	2.44	*	29
9.09	(8.79)	20,371	0.95		0.95		0.95		0.95		1.94		76
10.18	(2.22)	45,109	0.95		0.95		0.95		0.95		1.32		53
10.55	2.30	94,860	0.95		0.95		0.95		0.95		1.46		58
10.53	(1.83)	103,632	0.95		0.95		0.95		0.95		1.43		49
10.88	8.25	107,051	0.96		0.96		0.95		0.95		1.87		31

8.42	(6.30)	4,704	1.11	*	1.11	*	1.10	*	1.10	*	2.33	*	29
9.09	(8.93)	9,764	1.10		1.10		1.10		1.10		1.92		76
10.18	(2.37)	6,876	1.10		1.10		1.10		1.10		1.15		53
10.55	2.14	9,082	1.10		1.10		1.10		1.10		1.18		58
10.53	(1.98)	35,703	1.10		1.10		1.10		1.10		1.28		49
10.88	8.09	35,051	1.11		1.11		1.10		1.10		1.68		31

8.42	(6.37)	19,616	1.26	*	1.26	*	1.25	*	1.25	*	2.14	*	29
9.09	(9.07)	31,509	1.25		1.25		1.25		1.25		1.67		76
10.18	(2.52)	66,487	1.25		1.25		1.25		1.25		1.02		53
10.55	2.00	138,932	1.25		1.25		1.25		1.25		1.16		58
10.53	(2.13)	171,250	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	378,604	1.26		1.26		1.25		1.25		1.57		31

8.42	(6.37)	19,066	1.26	*	1.26	*	1.25	*	1.25	*	2.13	*	29
9.09	(9.07)	25,822	1.25		1.25		1.25		1.25		1.64		76
10.18	(2.51)	64,820	1.25		1.25		1.25		1.25		1.01		53
10.55	2.00	113,719	1.25		1.25		1.25		1.25		1.15		58
10.53	(2.12)	167,465	1.25		1.25		1.25		1.25		1.14		49
10.88	7.93	238,451	1.26		1.26		1.25		1.25		1.55		31

8.42	(6.72)	10,088	2.01	*	2.01	*	2.00	*	2.00	*	1.39	*	29
9.09	(9.75)	13,839	2.00		2.00		2.00		2.00		0.91		76
10.18	(3.24)	29,694	2.00		2.00		2.00		2.00		0.26		53
10.55	1.24	49,064	2.00		2.00		2.00		2.00		0.41		58
10.53	(2.86)	64,148	2.00		2.00		2.00		2.00		0.38		49
10.88	7.12	78,694	2.01		2.01		2.00		2.00		0.81		31

$7.00	(9.68)%	$328,272	0.04	%*	0.99	%*	0.04	%*	0.99	%*	4.76	%*	18%
7.94	(6.67)	403,846	0.04		0.99		0.04		0.99		4.91		28
8.96	(5.59)	315,036	0.07		0.99		0.07		0.99		3.86		29
9.94	(0.21)	3,907	0.05	*	12.24	*	0.05	*	12.24	*	4.20	*	16

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)
Class P
04/01/2015 - 09/30/2015+	$7.94	$0.18	$(0.94)	$(0.76)	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2015	8.96	0.42	(1.00)	(0.58)	(0.42)	(0.02)	0.00	(0.44)
03/31/2014	9.94	0.37	(0.94)	(0.57)	(0.41)	0.00 ^	0.00	(0.41)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)
Class D
04/01/2015 - 09/30/2015+	7.94	0.17	(0.94)	(0.77)	(0.17)	0.00	0.00	(0.17)
03/31/2015	8.96	0.39	(1.00)	(0.61)	(0.39)	(0.02)	0.00	(0.41)
03/31/2014	9.94	0.31	(0.91)	(0.60)	(0.38)	0.00 ^	0.00	(0.38)
02/25/2013 - 03/31/2013	10.00	0.03	(0.06)	(0.03)	(0.03)	0.00	0.00	(0.03)
Class A
04/01/2015 - 09/30/2015+	7.94	0.17	(0.94)	(0.77)	(0.17)	0.00	0.00	(0.17)
03/31/2015	8.96	0.39	(1.00)	(0.61)	(0.39)	(0.02)	0.00	(0.41)
03/31/2014	9.94	0.32	(0.92)	(0.60)	(0.38)	0.00 ^	0.00	(0.38)
02/25/2013 - 03/31/2013	10.00	0.04	(0.06)	(0.02)	(0.04)	0.00	0.00	(0.04)
Class C
04/01/2015 - 09/30/2015+	7.94	0.14	(0.94)	(0.80)	(0.14)	0.00	0.00	(0.14)
03/31/2015	8.96	0.33	(1.00)	(0.67)	(0.33)	(0.02)	0.00	(0.35)
03/31/2014	9.94	0.22	(0.88)	(0.66)	(0.32)	0.00 ^	0.00	(0.32)
02/25/2013 - 03/31/2013	10.00	0.03	(0.06)	(0.03)	(0.03)	0.00	0.00	(0.03)

PIMCO Foreign Bond Fund (Unhedged)
Institutional Class
04/01/2015 - 09/30/2015+	$9.62	$0.14	$(0.55)	$(0.41)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	10.34	0.27	(0.77)	(0.50)	(0.22)	0.00	0.00	(0.22)
03/31/2014	10.41	0.29	(0.10)	0.19	(0.15)	0.00	(0.11)	(0.26)
03/31/2013	10.87	0.30	(0.05)	0.25	(0.37)	(0.34)	0.00	(0.71)
03/31/2012	10.66	0.29	0.46	0.75	(0.54)	0.00	0.00	(0.54)
03/31/2011	9.99	0.27	1.09	1.36	(0.69)	0.00	0.00	(0.69)
Class P
04/01/2015 - 09/30/2015+	9.62	0.14	(0.55)	(0.41)	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.34	0.26	(0.77)	(0.51)	(0.21)	0.00	0.00	(0.21)
03/31/2014	10.41	0.28	(0.10)	0.18	(0.14)	0.00	(0.11)	(0.25)
03/31/2013	10.87	0.28	(0.04)	0.24	(0.36)	(0.34)	0.00	(0.70)
03/31/2012	10.66	0.28	0.46	0.74	(0.53)	0.00	0.00	(0.53)
03/31/2011	9.99	0.26	1.09	1.35	(0.68)	0.00	0.00	(0.68)
Administrative Class
04/01/2015 - 09/30/2015+	9.62	0.13	(0.55)	(0.42)	(0.09)	0.00	0.00	(0.09)
03/31/2015	10.34	0.24	(0.76)	(0.52)	(0.20)	0.00	0.00	(0.20)
03/31/2014	10.41	0.27	(0.11)	0.16	(0.12)	0.00	(0.11)	(0.23)
03/31/2013	10.87	0.27	(0.04)	0.23	(0.35)	(0.34)	0.00	(0.69)
03/31/2012	10.66	0.26	0.46	0.72	(0.51)	0.00	0.00	(0.51)
03/31/2011	9.99	0.25	1.09	1.34	(0.67)	0.00	0.00	(0.67)
Class D
04/01/2015 - 09/30/2015+	9.62	0.12	(0.55)	(0.43)	(0.08)	0.00	0.00	(0.08)
03/31/2015	10.34	0.23	(0.77)	(0.54)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.41	0.25	(0.11)	0.14	(0.10)	0.00	(0.11)	(0.21)
03/31/2013	10.87	0.25	(0.04)	0.21	(0.33)	(0.34)	0.00	(0.67)
03/31/2012	10.66	0.25	0.45	0.70	(0.49)	0.00	0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00	(0.65)
Class A
04/01/2015 - 09/30/2015+	9.62	0.12	(0.55)	(0.43)	(0.08)	0.00	0.00	(0.08)
03/31/2015	10.34	0.24	(0.78)	(0.54)	(0.18)	0.00	0.00	(0.18)
03/31/2014	10.41	0.25	(0.11)	0.14	(0.10)	0.00	(0.11)	(0.21)
03/31/2013	10.87	0.26	(0.05)	0.21	(0.33)	(0.34)	0.00	(0.67)
03/31/2012	10.66	0.24	0.46	0.70	(0.49)	0.00	0.00	(0.49)
03/31/2011	9.99	0.23	1.09	1.32	(0.65)	0.00	0.00	(0.65)

Please see footnotes on page 32.

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$7.00	(9.72)%	$4,049	0.14	%*	1.09	%*	0.14	%*	1.09	%*	4.61	%*	18%
7.94	(6.77)	8,669	0.14		1.09		0.14		1.09		4.79		28
8.96	(5.69)	9,878	0.17		1.09		0.17		1.09		4.15		29
9.94	(0.22)	49	0.15	*	12.34	*	0.15	*	12.34	*	4.21	*	16

7.00	(9.86)	1,959	0.44	*	1.39	*	0.44	*	1.39	*	4.33	*	18
7.94	(7.05)	3,319	0.44		1.39		0.44		1.39		4.45		28
8.96	(5.96)	8,994	0.47		1.39		0.47		1.39		3.41		29
9.94	(0.25)	1,099	0.45	*	12.64	*	0.45	*	12.64	*	3.63	*	16

7.00	(9.86)	2,384	0.44	*	1.39	*	0.44	*	1.39	*	4.37	*	18
7.94	(7.05)	2,856	0.44		1.39		0.44		1.39		4.46		28
8.96	(5.97)	4,580	0.47		1.39		0.47		1.39		3.51		29
9.94	(0.25)	220	0.45	*	12.64	*	0.45	*	12.64	*	3.92	*	16

7.00	(10.20)	283	1.19	*	2.14	*	1.19	*	2.14	*	3.61	*	18
7.94	(7.74)	378	1.19		2.14		1.19		2.14		3.77		28
8.96	(6.66)	436	1.22		2.14		1.22		2.14		2.41		29
9.94	(0.31)	47	1.20	*	13.39	*	1.20	*	13.39	*	3.51	*	16

$9.11	(4.26)%	$1,001,845	0.52	%*	0.52	%*	0.50	%*	0.50	%*	2.99	%*	168%
9.62	(4.92)	1,244,376	0.54		0.54		0.50		0.50		2.67		312
10.34	1.86	1,503,661	0.52		0.52		0.50		0.50		2.86		187
10.41	2.08	3,738,584	0.53		0.53		0.50		0.50		2.70		424
10.87	7.06	3,471,189	0.50		0.50		0.50		0.50		2.61		486
10.66	13.85	2,258,636	0.50		0.50		0.50		0.50		2.58		427

9.11	(4.31)	70,855	0.62	*	0.62	*	0.60	*	0.60	*	2.90	*	168
9.62	(5.02)	104,780	0.64		0.64		0.60		0.60		2.54		312
10.34	1.76	101,674	0.62		0.62		0.60		0.60		2.80		187
10.41	1.98	182,025	0.63		0.63		0.60		0.60		2.58		424
10.87	6.95	150,685	0.60		0.60		0.60		0.60		2.50		486
10.66	13.74	79,175	0.60		0.60		0.60		0.60		2.48		427

9.11	(4.38)	18,128	0.77	*	0.77	*	0.75	*	0.75	*	2.74	*	168
9.62	(5.16)	17,139	0.79		0.79		0.75		0.75		2.38		312
10.34	1.61	16,727	0.77		0.77		0.75		0.75		2.67		187
10.41	1.86	20,550	0.78		0.78		0.75		0.75		2.46		424
10.87	6.79	17,150	0.75		0.75		0.75		0.75		2.37		486
10.66	13.57	17,151	0.75		0.75		0.75		0.75		2.34		427

9.11	(4.45)	342,021	0.92	*	0.92	*	0.90	*	0.90	*	2.62	*	168
9.62	(5.30)	485,559	0.94		0.94		0.90		0.90		2.27		312
10.34	1.45	572,446	0.92		0.92		0.90		0.90		2.51		187
10.41	1.67	772,164	0.93		0.93		0.90		0.90		2.30		424
10.87	6.63	625,799	0.90		0.90		0.90		0.90		2.22		486
10.66	13.40	457,517	0.90		0.90		0.90		0.90		2.18		427

9.11	(4.45)	94,392	0.92	*	0.92	*	0.90	*	0.90	*	2.59	*	168
9.62	(5.30)	115,075	0.94		0.94		0.90		0.90		2.36		312
10.34	1.46	209,289	0.92		0.92		0.90		0.90		2.51		187
10.41	1.67	335,706	0.93		0.93		0.90		0.90		2.32		424
10.87	6.63	422,001	0.90	(e)	0.90	(e)	0.90	(e)	0.90	(e)	2.21		486
10.66	13.34	359,522	0.95		0.95		0.95		0.95		2.13		427

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Foreign Bond Fund (Unhedged) (Cont.)
Class C
04/01/2015 - 09/30/2015+	$9.62	$0.09	$(0.55)	$(0.46)	$(0.05)	$0.00	$0.00	$(0.05)
03/31/2015	10.34	0.16	(0.77)	(0.61)	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.41	0.18	(0.11)	0.07	(0.03)	0.00	(0.11)	(0.14)
03/31/2013	10.87	0.17	(0.05)	0.12	(0.24)	(0.34)	0.00	(0.58)
03/31/2012	10.66	0.16	0.46	0.62	(0.41)	0.00	0.00	(0.41)
03/31/2011	9.99	0.15	1.09	1.24	(0.57)	0.00	0.00	(0.57)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class
04/01/2015 - 09/30/2015+	$10.38	$0.13	$(0.56)	$(0.43)	$(0.13)	$0.00	$0.00	$(0.13)
03/31/2015	11.25	0.25	(0.84)	(0.59)	0.00	(0.03)	(0.25)	(0.28)
03/31/2014	11.56	0.25	(0.19)	0.06	(0.22)	(0.11)	(0.04)	(0.37)
03/31/2013	11.47	0.22	0.22	0.44	(0.23)	(0.12)	0.00	(0.35)
03/31/2012	11.28	0.31	0.32	0.63	(0.43)	(0.01)	0.00	(0.44)
03/31/2011	11.08	0.29	0.68	0.97	(0.30)	(0.47)	0.00	(0.77)
Class P
04/01/2015 - 09/30/2015+	10.38	0.12	(0.56)	(0.44)	(0.12)	0.00	0.00	(0.12)
03/31/2015	11.25	0.33	(0.93)	(0.60)	0.00	(0.03)	(0.24)	(0.27)
03/31/2014	11.56	0.24	(0.19)	0.05	(0.21)	(0.11)	(0.04)	(0.36)
03/31/2013	11.47	0.20	0.23	0.43	(0.22)	(0.12)	0.00	(0.34)
03/31/2012	11.28	0.29	0.33	0.62	(0.42)	(0.01)	0.00	(0.43)
03/31/2011	11.08	0.28	0.68	0.96	(0.29)	(0.47)	0.00	(0.76)
Class D
04/01/2015 - 09/30/2015+	10.38	0.11	(0.56)	(0.45)	(0.11)	0.00	0.00	(0.11)
03/31/2015	11.25	0.23	(0.86)	(0.63)	0.00	(0.03)	(0.21)	(0.24)
03/31/2014	11.56	0.20	(0.18)	0.02	(0.18)	(0.11)	(0.04)	(0.33)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
03/31/2012	11.28	0.26	0.33	0.59	(0.39)	(0.01)	0.00	(0.40)
03/31/2011	11.08	0.25	0.68	0.93	(0.26)	(0.47)	0.00	(0.73)
Class A
04/01/2015 - 09/30/2015+	10.38	0.11	(0.56)	(0.45)	(0.11)	0.00	0.00	(0.11)
03/31/2015	11.25	0.23	(0.86)	(0.63)	0.00	(0.03)	(0.21)	(0.24)
03/31/2014	11.56	0.20	(0.18)	0.02	(0.18)	(0.11)	(0.04)	(0.33)
03/31/2013	11.47	0.17	0.22	0.39	(0.18)	(0.12)	0.00	(0.30)
03/31/2012	11.28	0.26	0.32	0.58	(0.38)	(0.01)	0.00	(0.39)
03/31/2011	11.08	0.24	0.69	0.93	(0.26)	(0.47)	0.00	(0.73)
Class C
04/01/2015 - 09/30/2015+	10.38	0.07	(0.56)	(0.49)	(0.07)	0.00	0.00	(0.07)
03/31/2015	11.25	0.14	(0.85)	(0.71)	0.00	(0.02)	(0.14)	(0.16)
03/31/2014	11.56	0.12	(0.19)	(0.07)	(0.09)	(0.11)	(0.04)	(0.24)
03/31/2013	11.47	0.08	0.23	0.31	(0.10)	(0.12)	0.00	(0.22)
03/31/2012	11.28	0.17	0.33	0.50	(0.30)	(0.01)	0.00	(0.31)
03/31/2011	11.08	0.16	0.68	0.84	(0.17)	(0.47)	0.00	(0.64)
Class R
04/01/2015 - 09/30/2015	10.38	0.10	(0.56)	(0.46)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.25	0.14	(0.80)	(0.66)	0.00	(0.03)	(0.18)	(0.21)
03/31/2014	11.56	0.18	(0.19)	(0.01)	(0.15)	(0.11)	(0.04)	(0.30)
03/31/2013	11.47	0.14	0.22	0.36	(0.15)	(0.12)	0.00	(0.27)
03/31/2012	11.28	0.23	0.33	0.56	(0.36)	(0.01)	0.00	(0.37)
03/31/2011	11.08	0.22	0.68	0.90	(0.23)	(0.47)	0.00	(0.70)

Please see footnotes on page 32.

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$9.11	(4.82)%	$27,788	1.67	%*	1.67	%*	1.65	%*	1.65	%*	1.85	%*	168%
9.62	(6.00)	36,759	1.69		1.69		1.65		1.65		1.56		312
10.34	0.70	55,472	1.67		1.67		1.65		1.65		1.76		187
10.41	0.92	88,316	1.68		1.68		1.65		1.65		1.56		424
10.87	5.83	97,963	1.65	(e)	1.65	(e)	1.65	(e)	1.65	(e)	1.46		486
10.66	12.50	88,187	1.70		1.70		1.70		1.70		1.39		427

$9.82	(4.19)%	$1,471,049	0.73	%*	0.73	%*	0.70	%*	0.70	%*	2.56	%*	114%
10.38	(5.34)	1,719,172	0.71		0.71		0.70		0.70		2.22		141
11.25	0.57	2,998,065	0.70		0.70		0.70		0.70		2.20		241
11.56	3.83	4,904,822	0.70		0.70		0.70		0.70		1.86		385
11.47	5.65	3,997,936	0.70		0.70		0.70		0.70		2.68		415
11.28	9.06	2,524,273	0.70		0.70		0.70		0.70		2.59		218

9.82	(4.24)	6,862	0.83	*	0.83	*	0.80	*	0.80	*	2.44	*	114
10.38	(5.43)	15,463	0.81		0.81		0.80		0.80		2.94		141
11.25	0.47	27,308	0.80		0.80		0.80		0.80		2.11		241
11.56	3.73	71,695	0.80		0.80		0.80		0.80		1.77		385
11.47	5.55	56,644	0.80		0.80		0.80		0.80		2.54		415
11.28	8.95	24,629	0.80		0.80		0.80		0.80		2.49		218

9.82	(4.38)	7,780	1.13	*	1.13	*	1.10	*	1.10	*	2.15	*	114
10.38	(5.72)	15,229	1.11		1.11		1.10		1.10		2.04		141
11.25	0.17	35,023	1.10		1.10		1.10		1.10		1.81		241
11.56	3.42	69,613	1.10		1.10		1.10		1.10		1.47		385
11.47	5.24	101,359	1.10		1.10		1.10		1.10		2.28		415
11.28	8.63	88,184	1.10		1.10		1.10		1.10		2.18		218

9.82	(4.38)	17,468	1.13	*	1.13	*	1.10	*	1.10	*	2.16	*	114
10.38	(5.72)	24,495	1.11		1.11		1.10		1.10		2.07		141
11.25	0.17	50,863	1.10		1.10		1.10		1.10		1.82		241
11.56	3.42	135,127	1.10		1.10		1.10		1.10		1.47		385
11.47	5.24	158,712	1.10		1.10		1.10		1.10		2.26		415
11.28	8.63	86,630	1.10		1.10		1.10		1.10		2.18		218

9.82	(4.74)	9,706	1.88	*	1.88	*	1.85	*	1.85	*	1.41	*	114
10.38	(6.42)	13,106	1.86		1.86		1.85		1.85		1.28		141
11.25	(0.57)	23,362	1.85		1.85		1.85		1.85		1.06		241
11.56	2.65	37,482	1.85		1.85		1.85		1.85		0.73		385
11.47	4.45	39,503	1.85		1.85		1.85		1.85		1.50		415
11.28	7.82	21,761	1.85		1.85		1.85		1.85		1.43		218

9.82	(4.50)	4,246	1.38	*	1.38	*	1.35	*	1.35	*	1.91	*	114
10.38	(5.95)	5,220	1.36		1.36		1.35		1.35		1.28		141
11.25	(0.08)	5,740	1.35		1.35		1.35		1.35		1.56		241
11.56	3.16	6,712	1.35		1.35		1.35		1.35		1.22		385
11.47	4.98	6,470	1.35		1.35		1.35		1.35		2.00		415
11.28	8.38	2,860	1.35		1.35		1.35		1.35		1.98		218

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Global Bond Fund (Unhedged)
Institutional Class
04/01/2015 - 09/30/2015+	$9.12	$0.11	$(0.22)	$(0.11)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2015	9.51	0.24	(0.41)	(0.17)	(0.22)	0.00	0.00	(0.22)
03/31/2014	9.74	0.26	(0.25)	0.01	(0.01)	0.00	(0.23)	(0.24)
03/31/2013	10.07	0.28	0.16	0.44	(0.47)	(0.30)	0.00	(0.77)
03/31/2012	9.80	0.29	0.52	0.81	(0.41)	(0.13)	0.00	(0.54)
03/31/2011	9.45	0.28	0.82	1.10	(0.68)	(0.03)	(0.04)	(0.75)
Class P
04/01/2015 - 09/30/2015+	9.12	0.11	(0.23)	(0.12)	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.51	0.23	(0.41)	(0.18)	(0.21)	0.00	0.00	(0.21)
03/31/2014	9.74	0.25	(0.25)	0.00	(0.01)	0.00	(0.22)	(0.23)
03/31/2013	10.07	0.26	0.17	0.43	(0.46)	(0.30)	0.00	(0.76)
03/31/2012	9.80	0.28	0.52	0.80	(0.40)	(0.13)	0.00	(0.53)
11/19/2010 - 03/31/2011	10.30	0.10	(0.01)	0.09	(0.52)	(0.03)	(0.04)	(0.59)
Administrative Class
04/01/2015 - 09/30/2015+	9.12	0.10	(0.22)	(0.12)	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.51	0.22	(0.41)	(0.19)	(0.20)	0.00	0.00	(0.20)
03/31/2014	9.74	0.24	(0.25)	(0.01)	(0.01)	0.00	(0.21)	(0.22)
03/31/2013	10.07	0.26	0.15	0.41	(0.44)	(0.30)	0.00	(0.74)
03/31/2012	9.80	0.26	0.53	0.79	(0.39)	(0.13)	0.00	(0.52)
03/31/2011	9.45	0.25	0.83	1.08	(0.66)	(0.03)	(0.04)	(0.73)
Class D
04/01/2015 - 09/30/2015+	9.12	0.09	(0.22)	(0.13)	(0.08)	0.00	0.00	(0.08)
03/31/2015	9.51	0.21	(0.41)	(0.20)	(0.19)	0.00	0.00	(0.19)
03/31/2014	9.74	0.22	(0.25)	(0.03)	(0.01)	0.00	(0.19)	(0.20)
03/31/2013	10.07	0.24	0.16	0.40	(0.43)	(0.30)	0.00	(0.73)
03/31/2012	9.80	0.25	0.52	0.77	(0.37)	(0.13)	0.00	(0.50)
03/31/2011	9.45	0.24	0.83	1.07	(0.65)	(0.03)	(0.04)	(0.72)

PIMCO Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
04/01/2015 - 09/30/2015+	$10.59	$0.10	$(0.36)	$(0.26)	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2015	10.29	0.23	0.74	0.97	(0.67)	0.00	0.00	(0.67)
03/31/2014	10.56	0.24	(0.19)	0.05	(0.22)	(0.10)	0.00	(0.32)
03/31/2013	10.34	0.24	0.65	0.89	(0.36)	(0.31)	0.00	(0.67)
03/31/2012	9.78	0.28	0.64	0.92	(0.34)	(0.02)	0.00	(0.36)
03/31/2011	9.64	0.27	0.33	0.60	(0.25)	(0.21)	0.00	(0.46)
Class P
04/01/2015 - 09/30/2015+	10.59	0.10	(0.36)	(0.26)	(0.09)	0.00	0.00	(0.09)
03/31/2015	10.29	0.21	0.75	0.96	(0.66)	0.00	0.00	(0.66)
03/31/2014	10.56	0.23	(0.19)	0.04	(0.21)	(0.10)	0.00	(0.31)
03/31/2013	10.34	0.23	0.65	0.88	(0.35)	(0.31)	0.00	(0.66)
03/31/2012	9.78	0.27	0.64	0.91	(0.33)	(0.02)	0.00	(0.35)
03/31/2011	9.64	0.26	0.33	0.59	(0.24)	(0.21)	0.00	(0.45)
Administrative Class
04/01/2015 - 09/30/2015+	10.59	0.09	(0.36)	(0.27)	(0.08)	0.00	0.00	(0.08)
03/31/2015	10.29	0.20	0.75	0.95	(0.65)	0.00	0.00	(0.65)
03/31/2014	10.56	0.21	(0.19)	0.02	(0.19)	(0.10)	0.00	(0.29)
03/31/2013	10.34	0.21	0.65	0.86	(0.33)	(0.31)	0.00	(0.64)
03/31/2012	9.78	0.25	0.65	0.90	(0.32)	(0.02)	0.00	(0.34)
03/31/2011	9.64	0.25	0.32	0.57	(0.22)	(0.21)	0.00	(0.43)
Class A
04/01/2015 - 09/30/2015+	10.59	0.08	(0.36)	(0.28)	(0.07)	0.00	0.00	(0.07)
03/31/2015	10.29	0.19	0.75	0.94	(0.64)	0.00	0.00	(0.64)
03/31/2014	10.56	0.20	(0.19)	0.01	(0.18)	(0.10)	0.00	(0.28)
03/31/2013	10.34	0.20	0.65	0.85	(0.32)	(0.31)	0.00	(0.63)
03/31/2012	9.78	0.25	0.64	0.89	(0.31)	(0.02)	0.00	(0.33)
03/31/2011	9.64	0.23	0.33	0.56	(0.21)	(0.21)	0.00	(0.42)

Please see footnotes on page 32.

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$8.91	(1.24)%	$426,396	0.56	%*	0.56	%*	0.55	%*	0.55	%*	2.46	%*	174%
9.12	(1.82)	495,294	0.57		0.57		0.55		0.55		2.58		358
9.51	0.18	654,419	0.56		0.56		0.55		0.55		2.78		161
9.74	4.15	782,717	0.58		0.58		0.55		0.55		2.76		285
10.07	8.36	885,539	0.55		0.55		0.55		0.55		2.85		267
9.80	11.91	732,677	0.55		0.55		0.55		0.55		2.79		310

8.91	(1.29)	838	0.66	*	0.66	*	0.65	*	0.65	*	2.36	*	174
9.12	(1.92)	972	0.67		0.67		0.65		0.65		2.46		358
9.51	0.08	1,200	0.66		0.66		0.65		0.65		2.62		161
9.74	4.05	3,855	0.68		0.68		0.65		0.65		2.57		285
10.07	8.25	1,020	0.65		0.65		0.65		0.65		2.75		267
9.80	1.03	826	0.65	*	0.65	*	0.65	*	0.65	*	2.79	*	310

8.91	(1.37)	127,738	0.81	*	0.81	*	0.80	*	0.80	*	2.22	*	174
9.12	(2.06)	144,369	0.82		0.82		0.80		0.80		2.31		358
9.51	(0.07)	180,999	0.81		0.81		0.80		0.80		2.52		161
9.74	3.89	237,905	0.83		0.83		0.80		0.80		2.50		285
10.07	8.09	239,957	0.80		0.80		0.80		0.80		2.60		267
9.80	11.63	212,886	0.80		0.80		0.80		0.80		2.53		310

8.91	(1.44)	19,169	0.96	*	0.96	*	0.95	*	0.95	*	2.06	*	174
9.12	(2.21)	23,786	0.97		0.97		0.95		0.95		2.19		358
9.51	(0.22)	37,291	0.96		0.96		0.95		0.95		2.36		161
9.74	3.74	62,806	0.98		0.98		0.95		0.95		2.34		285
10.07	7.93	55,839	0.95		0.95		0.95		0.95		2.45		267
9.80	11.46	16,617	0.95		0.95		0.95		0.95		2.38		310

$10.24	(2.45)%	$442,558	0.57	%*	0.57	%*	0.55	%*	0.55	%*	1.95	%*	168%
10.59	9.68	397,372	0.56		0.56		0.55		0.55		2.16		338
10.29	0.49	365,991	0.56		0.56		0.55		0.55		2.34		181
10.56	8.77	448,928	0.57		0.57		0.55		0.55		2.24		361
10.34	9.56	240,055	0.55		0.55		0.55		0.55		2.78		348
9.78	6.27	131,659	0.55		0.55		0.55		0.55		2.70		232

10.24	(2.50)	41,404	0.67	*	0.67	*	0.65	*	0.65	*	1.85	*	168
10.59	9.58	45,144	0.66		0.66		0.65		0.65		1.96		338
10.29	0.39	22,806	0.66		0.66		0.65		0.65		2.25		181
10.56	8.66	23,985	0.67		0.67		0.65		0.65		2.14		361
10.34	9.45	10,326	0.65		0.65		0.65		0.65		2.70		348
9.78	6.17	5,475	0.65		0.65		0.65		0.65		2.66		232

10.24	(2.57)	6,720	0.82	*	0.82	*	0.80	*	0.80	*	1.71	*	168
10.59	9.41	5,439	0.81		0.81		0.80		0.80		1.87		338
10.29	0.24	3,147	0.81		0.81		0.80		0.80		2.08		181
10.56	8.51	4,887	0.82		0.82		0.80		0.80		2.00		361
10.34	9.28	1,704	0.80		0.80		0.80		0.80		2.50		348
9.78	6.02	925	0.80		0.80		0.80		0.80		2.53		232

10.24	(2.62)	73,953	0.92	*	0.92	*	0.90	*	0.90	*	1.60	*	168
10.59	9.30	73,910	0.91		0.91		0.90		0.90		1.80		338
10.29	0.13	65,435	0.91		0.91		0.90		0.90		1.99		181
10.56	8.39	81,766	0.92		0.92		0.90		0.90		1.90		361
10.34	9.17	52,681	0.90	(e)	0.90	(e)	0.90	(e)	0.90	(e)	2.45		348
9.78	5.85	37,193	0.95		0.95		0.95		0.95		2.35		232

Please see footnotes on page 32.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions (b)

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)
Class C
04/01/2015 - 09/30/2015+	$10.59	$0.04	$(0.36)	$(0.32)	$(0.03)	$0.00	$0.00	$(0.03)
03/31/2015	10.29	0.11	0.75	0.86	(0.56)	0.00	0.00	(0.56)
03/31/2014	10.56	0.13	(0.20)	(0.07)	(0.10)	(0.10)	0.00	(0.20)
03/31/2013	10.34	0.12	0.65	0.77	(0.24)	(0.31)	0.00	(0.55)
03/31/2012	9.78	0.18	0.63	0.81	(0.23)	(0.02)	0.00	(0.25)
03/31/2011	9.64	0.16	0.32	0.48	(0.13)	(0.21)	0.00	(0.34)

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective October 1, 2014, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.50%.
(d)	Effective October 1, 2012, the Fund’s advisory fee was decreased by 0.10% to an annual rate of 0.75%.
(e)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$10.24	(3.00)%	$25,723	1.67	%*	1.67	%*	1.65	%*	1.65	%*	0.85	%*	168%
10.59	8.50	26,823	1.66		1.66		1.65		1.65		1.04		338
10.29	(0.61)	23,505	1.66		1.66		1.65		1.65		1.24		181
10.56	7.59	28,449	1.67		1.67		1.65		1.65		1.16		361
10.34	8.36	22,135	1.65	(e)	1.65	(e)	1.65	(e)	1.65	(e)	1.75		348
9.78	5.06	18,221	1.70		1.70		1.70		1.70		1.60		232

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Assets:
Investments, at value
Investments in securities*	$4,951,643	$1,730,263	$206,093	$4,136,821
Investments in Affiliates	1,159,871	191,007	8,866	925,982
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,002	746	15	285
Over the counter	363,305	20,502	232	511,912
Cash	1,276	678	1	308
Deposits with counterparty	21,588	12,781	943	6,033
Foreign currency, at value	14,361	764	17	2,678
Receivable for investments sold~	3,120	1,756	164	22,616
Receivable for Fund shares sold	22,003	7,363	9,212	159
Interest receivable	81,174	30,461	3,437	36,406
Dividends receivable from Affiliates	539	80	8	446
Other assets	0	0	0	0
Total Assets	6,620,882	1,996,401	228,988	5,643,646

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$12,838	$2,402	$7,142
Payable for sale-buyback transactions	0	0	0	0
Payable for short sales	3,287	0	0	16,498
Financial Derivative Instruments
Exchange-traded or centrally cleared	181	9	32	0
Over the counter	376,363	47,819	1,997	343,477
Payable for Investments purchased~	12,381	1,273	4,078	8,324
Payable for investments in Affiliates purchased	539	80	8	446
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Deposits from counterparty	159,188	2,890	0	306,864
Payable for Fund shares redeemed	29,502	4,894	699	16,906
Dividends payable	1,258	1,946	98	26
Accrued investment advisory fees	2,296	744	145	1,901
Accrued supervisory and administrative fees	2,329	682	78	1,697
Accrued distribution fees	30	84	1	12
Accrued servicing fees	18	56	0	6
Accrued taxes payable	261	0	0	0
Accrued reimbursement to PIMCO	0	0	0	0
Other liabilities	767	11	1	47
Total Liabilities	588,400	73,326	9,539	703,346

Net Assets	$6,032,482	$1,923,075	$219,449	$4,940,300

Net Assets Consist of:
Paid in capital	$9,037,519	$2,374,929	$301,787	$6,963,354
Undistributed (overdistributed) net investment income	(131,371)	991	1,670	(213,674)
Accumulated undistributed net realized gain (loss)	(950,295)	(139,717)	(40,643)	(1,556,213)
Net unrealized (depreciation)	(1,923,371)	(313,128)	(43,365)	(253,167)
	$6,032,482	$1,923,075	$219,449	$4,940,300

Cost of Investments in securities	$6,843,147	$2,024,425	$247,885	$4,554,255
Cost of Investments in Affiliates	$1,160,243	$191,052	$8,867	$926,237
Cost of Foreign Currency Held	$14,837	$779	$17	$3,356
Proceeds Received on Short Sales	$3,293	$0	$0	$16,514
Cost or Premiums of Financial Derivative Instruments, net	$(10,208)	$(9,456)	$(545)	$(7,045)

* Includes repurchase agreements of:	$5,187	$1,440	$506	$6,120

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$557	$1,724,754	$1,790,538	$614,846	$540,610
370,463	8,068	158	2,244	1,394

0	2,179	1,873	440	405
0	40,431	44,269	11,717	12,910
0	64	1	1	13
0	9,765	8,385	11,374	5,706
0	24,595	22,336	9,082	5,624
0	628,461	475,690	226,159	186,339
971	483	1,119	130	75,448
0	15,647	15,657	4,947	4,061
1,386	1	0	5	17
0	0	2	0	0
373,377	2,454,448	2,360,028	880,945	832,527

$0	$14,912	$69,771	$11,364	$14,165
0	148,589	145,129	31,496	0
0	138,597	79,642	54,954	43,884

0	1,307	1,608	566	396
0	36,929	53,758	7,225	4,082
0	527,549	462,389	185,314	150,604
35,673	1	0	5	17
0	348	7,676	5,802	19,374
0	24,659	21,174	7,050	8,861
672	5,404	802	2,527	473
36	301	27	200	26
0	321	500	122	108
16	385	381	149	141
1	92	8	30	17
1	25	6	0	21
0	0	0	0	0
29	0	0	0	0
2	0	46	0	0
36,430	899,419	842,917	306,804	242,169

$336,947	$1,555,029	$1,517,111	$574,141	$590,358

$452,640	$1,875,629	$1,749,939	$635,822	$595,909
(40)	(152,096)	(66,451)	(35,973)	2,732
(42,896)	(88,480)	(67,610)	(6,981)	8,769
(72,757)	(80,024)	(98,767)	(18,727)	(17,052)
$336,947	$1,555,029	$1,517,111	$574,141	$590,358

$557	$1,791,885	$1,864,317	$632,660	$561,446
$443,220	$8,068	$158	$2,244	$1,394
$0	$24,578	$22,325	$9,090	$5,641
$0	$138,228	$79,409	$54,813	$43,790
$0	$(969)	$(4,712)	$(1,003)	$(218)

$557	$3,595	$556	$1,033	$729

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Statements of Assets and Liabilities (Cont.)

(Amounts in thousands, except per share amounts)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Net Assets:
Institutional Class	$5,746,536	$1,367,040	$216,199	$4,874,274
Class P	140,453	142,036	1,442	12,552
Administrative Class	25,249	6,668	NA	4,704
Class D	35,941	147,595	184	19,616
Class A	56,841	179,804	1,106	19,066
Class C	27,462	79,932	518	10,088
Class R	NA	NA	NA	NA

Shares Issued and Outstanding:
Institutional Class	848,715	145,893	22,424	578,748
Class P	20,744	15,158	149	1,490
Administrative Class	3,729	712	NA	559
Class D	5,308	15,752	19	2,329
Class A	8,395	19,189	115	2,264
Class C	4,056	8,531	54	1,198
Class R	NA	NA	NA	NA

Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$6.77	$9.37	$9.64	$8.42
Class P	6.77	9.37	9.64	8.42
Administrative Class	6.77	9.37	NA	8.42
Class D	6.77	9.37	9.64	8.42
Class A	6.77	9.37	9.64	8.42
Class C	6.77	9.37	9.64	8.42
Class R	NA	NA	NA	NA

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$328,272	$1,001,845	$1,471,049	$426,396	$442,558
4,049	70,855	6,862	838	41,404
NA	18,128	NA	127,738	6,720
1,959	342,021	7,780	19,169	NA
2,384	94,392	17,468	NA	73,953
283	27,788	9,706	NA	25,723
NA	NA	4,246	NA	NA

46,906	109,977	149,734	47,869	43,217
579	7,778	698	94	4,043
NA	1,990	NA	14,341	656
280	37,545	792	2,152	NA
341	10,362	1,778	NA	7,222
40	3,050	988	NA	2,512
NA	NA	432	NA	NA

$7.00	$9.11	$9.82	$8.91	$10.24
7.00	9.11	9.82	8.91	10.24
NA	9.11	NA	8.91	10.24
7.00	9.11	9.82	8.91	NA
7.00	9.11	9.82	NA	10.24
7.00	9.11	9.82	NA	10.24
NA	NA	9.82	NA	NA

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands†)	PIMCO Emerging Local Bond Fund	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency Fund

Investment Income:
Interest, net of foreign taxes*	$197,729	$61,660	$7,444	$97,570
Dividends	0	0	0	0
Dividends from Investments in Affiliates	2,700	591	38	2,526
Total Income	200,429	62,251	7,482	100,096

Expenses:
Investment advisory fees	16,692	5,133	983	13,336
Supervisory and administrative fees	16,935	4,727	527	11,910
Distribution and/or servicing fees - Administrative Class	35	10	0	9
Distribution and/or servicing fees - Class D	56	228	0	33
Distribution fees - Class C	133	347	3	46
Distribution fees - Class R	0	0	0	0
Servicing fees - Class A	89	277	2	29
Servicing fees - Class C	44	116	1	15
Servicing fees - Class R	0	0	0	0
Trustee fees	7	2	0	5
Interest expense	73	6	2	152
Miscellaneous expense	0	0	0	0
Total Expenses	34,064	10,846	1,518	25,535
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	34,064	10,846	1,518	25,535

Net Investment Income	166,365	51,405	5,964	74,561

Net Realized Gain (Loss):
Investments in securities	(586,651)	(45,620)	(7,798)	(244,807)
Investments in Affiliates	116	23	1	246
Exchange-traded or centrally cleared financial derivative instruments	(1,789)	(951)	(659)	(7,665)
Over the counter financial derivative instruments	(189,047)	307	151	(75,527)
Foreign currency	(75,907)	984	83	734

Net Realized Gain (Loss)	(853,278)	(45,257)	(8,222)	(327,019)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(229,610)	(126,646)	(13,180)	(32,363)
Investments in Affiliates	(420)	(78)	(4)	(475)
Exchange-traded or centrally cleared financial derivative instruments	(6,937)	(737)	479	(1,078)
Over the counter financial derivative instruments	19,018	(10,049)	303	(63,091)
Short sales	0	0	0	0
Foreign currency assets and liabilities	458	(119)	11	(2,379)

Net Change in Unrealized (Depreciation)	(217,491)	(137,629)	(12,391)	(99,386)

Net (Decrease) in Net Assets Resulting from Operations	$(904,404)	$(131,481)	$(14,649)	$(351,844)

* Foreign tax withholdings	$3,693	$9	$1	$67

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Foreign Bond Fund (Unhedged)	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Fund (Unhedged)	PIMCO Global Bond Fund (U.S. Dollar-Hedged)

$0	$30,648	$27,003	$9,183	$6,508
0	15	22	3	0
9,646	102	136	28	140
9,646	30,765	27,161	9,214	6,648

1,187	2,187	3,301	761	660
812	2,632	2,517	930	864
0	22	0	169	8
4	501	12	26	0
1	120	43	0	99
0	0	6	0	0
3	131	26	0	93
1	40	14	0	33
0	0	6	0	0
0	2	2	1	0
0	182	273	45	50
10	0	0	0	0
2,018	5,817	6,200	1,932	1,807
(1,904)	0	0	0	0
114	5,817	6,200	1,932	1,807

9,532	24,948	20,961	7,282	4,841

(1)	(86,234)	(46,464)	(20,845)	(6,972)
(25,579)	58	34	7	1
0	1,993	(2,437)	4,628	4,311
11	(54,367)	(33,199)	(4,163)	85
0	44,850	26,088	11,603	5,037

(25,569)	(93,700)	(55,978)	(8,770)	2,462

0	22,396	(5,198)	2,673	(6,054)
(22,378)	(26)	(20)	(5)	(7)
0	(10,518)	(7,008)	(7,198)	(7,841)
19	45,093	22,424	12,398	370
0	0	252	0	0
0	(65,876)	(42,205)	(15,159)	(7,445)

(22,359)	(8,931)	(31,755)	(7,291)	(20,977)

$(38,396)	$(77,683)	$(66,772)	$(8,779)	$(13,674)

$0	$0	$132	$0	$0

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Statements of Changes in Net Assets

	PIMCO Emerging Local Bond Fund		PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$166,365	$461,436	$51,405	$199,667	$5,964	$37,992
Net realized gain (loss)	(853,278)	(820,395)	(45,257)	1,953	(8,222)	(1,774)
Net change in unrealized (depreciation)	(217,491)	(800,699)	(137,629)	(76,238)	(12,391)	(18,246)

Net Increase (Decrease) in Net Assets Resulting from Operations	(904,404)	(1,159,658)	(131,481)	125,382	(14,649)	17,972

Distributions to Shareholders:
From net investment income
Institutional Class	(175,458)	0	(38,797)	(176,940)	(5,950)	(40,040)
Class P	(4,446)	0	(4,529)	(11,224)	(34)	(68)
Administrative Class	(657)	0	(188)	(498)	0	0
Class D	(1,020)	0	(4,106)	(11,919)	(5)	(22)
Class A	(1,619)	0	(4,995)	(14,231)	(34)	(105)
Class B	0	0	0	(26)^	0	0
Class C	(669)	0	(1,743)	(4,837)	(11)	(27)
Class R	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(25,257)	0	0
Class P	0	0	0	(2,818)	0	0
Administrative Class	0	0	0	(91)	0	0
Class D	0	0	0	(2,718)	0	0
Class A	0	0	0	(2,950)	0	0
Class B	0	0	0	(3)^	0	0
Class C	0	0	0	(1,366)	0	0
Class R	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	(457,492)	0	0	0	0
Class P	0	(15,418)	0	0	0	0
Administrative Class	0	(1,783)	0	0	0	0
Class D	0	(9,077)	0	0	0	0
Class A	0	(6,660)	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	(2,486)	0	0	0	0
Class R	0	0	0	0	0	0

Total Distributions(a)	(183,869)	(492,916)	(54,358)	(254,878)	(6,034)	(40,262)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(877,990)	(1,241,287)	(232,442)	(3,451,061)	(61,115)	(1,055,806)

Total Increase (Decrease) in Net Assets	(1,966,263)	(2,893,861)	(418,281)	(3,580,557)	(81,798)	(1,078,096)

Net Assets:
Beginning of period	7,998,745	10,892,606	2,341,356	5,921,913	301,247	1,379,343
End of period*	$6,032,482	$7,998,745	$1,923,075	$2,341,356	$219,449	$301,247

* Including undistributed (overdistributed) net investment income of:	$(131,371)	$(113,867)	$991	$3,944	$1,670	$1,740 (b)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(b)	The amount previously reported as $(261,052) in the annual report dated March 31, 2015 has been restated, as above.

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Currency Fund		PIMCO Emerging Markets Full Spectrum Bond Fund		PIMCO Foreign Bond Fund (Unhedged)		PIMCO Global Advantage® Strategy Bond Fund

Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$74,561	$127,504	$9,532	$21,030	$24,948	$61,044	$20,961	$56,989
(327,019)	(550,695)	(25,569)	(11,987)	(93,700)	(70,202)	(55,978)	(74,196)
(99,386)	(146,162)	(22,359)	(43,444)	(8,931)	(115,213)	(31,755)	(91,074)

(351,844)	(569,353)	(38,396)	(34,401)	(77,683)	(124,371)	(66,772)	(108,281)

(74,268)	(129,160)	(9,316)	(20,182)	(11,970)	(33,402)	(20,132)	0
(219)	(686)	(150)	(479)	(861)	(2,253)	(147)	0
(88)	(175)	0	0	(170)	(334)	0	0
(286)	(945)	(63)	(213)	(3,487)	(9,942)	(107)	0
(246)	(766)	(60)	(170)	(918)	(3,266)	(221)	0
0	0	0	0	0	0	0	0
(86)	(226)	(6)	(17)	(158)	(529)	(79)	0
0	0	0	0	0	0	(43)	0

0	0	0	(1,034)	0	0	0	(9,215)
0	0	0	(23)	0	0	0	(88)
0	0	0	0	0	0	0	0
0	0	0	(11)	0	0	0	(84)
0	0	0	(8)	0	0	0	(120)
0	0	0	0	0	0	0	0
0	0	0	(1)	0	0	0	(39)
0	0	0	0	0	0	0	(16)

0	0	0	0	0	0	0	(54,650)
0	0	0	0	0	0	0	(520)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(496)
0	0	0	0	0	0	0	(711)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(236)
0	0	0	0	0	0	0	(93)

(75,193)	(131,958)	(9,595)	(22,138)	(17,564)	(49,726)	(20,729)	(66,268)

(746,559)	949,624	(34,130)	136,683	(353,412)	(281,484)	(188,073)	(1,173,127)

(1,173,596)	248,313	(82,121)	80,144	(448,659)	(455,581)	(275,574)	(1,347,676)

6,113,896	5,865,583	419,068	338,924	2,003,688	2,459,269	1,792,685	3,140,361
$4,940,300	$6,113,896	$336,947	$419,068	$1,555,029	$2,003,688	$1,517,111	$1,792,685

$(213,674)	$(213,042)	$(40)	$23	$(152,096)	$(159,480)	$(66,451)	$(66,683)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Statements of Changes in Net Assets (Cont.)

	PIMCO Global Bond Fund (Unhedged)		PIMCO Global Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,282	$20,164	$4,841	$10,088
Net realized gain (loss)	(8,770)	(6,992)	2,462	44,797
Net change in unrealized (depreciation)	(7,291)	(26,162)	(20,977)	(10,133)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,779)	(12,990)	(13,674)	44,752

Distributions to Shareholders:
From net investment income
Institutional Class	(4,868)	(14,551)	(3,329)	(22,309)
Class P	(9)	(27)	(360)	(2,105)
Administrative Class	(1,282)	(3,599)	(46)	(269)
Class D	(184)	(639)	0	0
Class A	0	0	(523)	(3,794)
Class B	0	0	0 ^	(6)^
Class C	0	0	(84)	(1,274)
Class R	0	0	0	0

Total Distributions(a)	(6,343)	(18,816)	(4,342)	(29,757)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(75,158)	(177,682)	59,686	52,625

Total Increase (Decrease) in Net Assets	(90,280)	(209,488)	41,670	67,620

Net Assets:
Beginning of period	664,421	873,909	548,688	481,068
End of period*	$574,141	$664,421	$590,358	$548,688

* Including undistributed (overdistributed) net investment income of:	$(35,973)	$(36,912)	$2,732	$2,233

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)	PIMCO Foreign Bond Fund (Unhedged)

Cash Flows Provided by Operating Activities:

Net (decrease) in net assets resulting from operations	$(77,683)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(3,109,775)
Proceeds from sales of long-term securities	3,655,271
Proceeds from sales of short-term portfolio investments, net	171,314
Decrease in deposits with counterparty	4,021
Decrease in receivable for investments sold	718,629
(Increase) in interest and dividends receivable	(47)
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(10,949)
(Increase) in over the counter financial derivative instruments	(66,594)
(Decrease) in payable for investments purchased	(467,503)
(Decrease) in deposits from counterparty	(11,903)
(Decrease) in accrued investment advisory fees	(97)
(Decrease) in accrued supervisory and administrative fees	(121)
(Decrease) in accrued distribution fees	(36)
(Decrease) in accrued servicing fees	(7)
Payments on short sales transactions, net	(188,604)
Payments on currency transactions	(20,977)
(Decrease) in other liabilities	(4)
Net Realized (Gain) Loss
Investments in securities	86,234
Investments in Affiliates	(58)
Exchange-traded or centrally cleared financial derivative instruments	(1,993)
Over the counter financial derivative instruments	54,367
Foreign currency	(44,850)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(22,396)
Investments in Affiliates	26
Exchange-traded or centrally cleared financial derivative instruments	10,518
Over the counter financial derivative instruments	(45,093)
Foreign currency assets and liabilities	65,876
Net amortization (accretion) on investments	5,294

Net Cash Provided by Operating Activities	702,860

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	164,470
Payments on shares redeemed	(532,021)
Cash dividend paid*	(1,932)
Proceeds from reverse repurchase agreements	31,948
Payments on reverse repurchase agreements	(74,753)
Proceeds from sale-buyback transactions	664,729
Payments on sale-buyback transactions	(933,611)
Proceeds from deposits from counterparty	2,651
Payments on deposits from counterparty	(3,241)

Net Cash (Used for) Financing Activities	(681,760)

Net Increase in Cash and Foreign Currency	21,100

Cash and Foreign Currency:
Beginning of period	3,559
End of period	$24,659

* Reinvestment of distributions	$15,521

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$1,154

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.1%

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$900	$917

Total Bermuda (Cost $915)			917

BRAZIL 16.2%

CORPORATE BONDS & NOTES 4.0%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	8,600	9,628
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$275	274
Banco Santander Brasil S.A.
4.250% due 01/14/2016		7,500	7,479
4.625% due 02/13/2017		32,200	32,361
Banco Votorantim S.A.
5.250% due 02/11/2016		400	399
Caixa Economica Federal
2.375% due 11/06/2017		16,900	15,336
4.500% due 10/03/2018		2,900	2,592
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	200
Petrobras Global Finance BV
1.953% due 05/20/2016		37,860	35,778
2.000% due 05/20/2016		30,450	29,339
2.429% due 01/15/2019		19,500	13,504
2.694% due 03/17/2017		23,823	20,547
3.000% due 01/15/2019		300	217
3.875% due 01/27/2016		41,550	40,875
5.875% due 03/01/2018		16,700	13,819
6.125% due 10/06/2016		12,100	11,707
7.875% due 03/15/2019		6,435	5,307

			239,362

SOVEREIGN ISSUES 12.2%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		14,900	14,844
6.369% due 06/16/2018		15,510	15,064
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2016 (c)	BRL	670,000	157,693
0.000% due 01/01/2017 (c)		72,730	15,302
0.000% due 07/01/2017 (c)		157,900	30,826
0.000% due 01/01/2018 (c)		376,700	67,937
0.000% due 07/01/2018 (c)		297,200	49,739
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		619,550	126,646
10.000% due 01/01/2025		1,393,515	257,667

			735,718

Total Brazil (Cost $1,433,740)			975,080

CANADA 0.3%

CORPORATE BONDS & NOTES 0.3%
Toronto-Dominion Bank
0.834% due 07/23/2018		$15,000	14,993

Total Canada (Cost $15,000)			14,993

CAYMAN ISLANDS 0.5%

ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.527% due 10/20/2020		$2,563	2,553

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.5%
Alibaba Group Holding Ltd.
0.845% due 11/28/2017		$3,100	$3,086
1.625% due 11/28/2017		17,800	17,703
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (c)		2,577	2,426
IPIC GMTN Ltd.
1.750% due 11/30/2015		200	201
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,558	565
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		9,230	2,409
6.750% due 10/01/2023		1,178	322
QNB Finance Ltd.
1.547% due 10/31/2016		1,050	1,056
3.125% due 11/16/2015		4,300	4,313

			32,081

Total Cayman Islands (Cost $39,621)			34,634

CHILE 0.3%

CORPORATE BONDS & NOTES 0.2%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	201
Banco Santander Chile
1.186% due 04/11/2017		9,500	9,362
1.887% due 01/19/2016		4,630	4,636

			14,199

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica CPI Linked Bond
4.500% due 10/15/2023	CLP	1,774,282	3,151
Bonos del Banco Central de Chile en UF CPI Linked Bond
3.000% due 05/01/2017 (d)		760,407	1,138
3.000% due 07/01/2018 (d)		1,419,426	2,180
3.000% due 10/01/2018 (d)		38,020	58

			6,527

Total Chile (Cost $21,072)			20,726

CHINA 0.4%

CORPORATE BONDS & NOTES 0.3%
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017		$19,100	19,095

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	255	40
5.840% due 01/03/2019		6,280	1,064
China Government International Bond
3.290% due 04/18/2020		14,770	2,345
3.380% due 05/23/2023		2,000	317
4.080% due 08/22/2023		2,100	349

			4,115

Total China (Cost $23,085)			23,210

COLOMBIA 6.2%

CORPORATE BONDS & NOTES 0.7%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	13,100,000	3,786

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 02/01/2021	COP	79,448,000	$25,963
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		39,945,000	11,578

			41,327

SOVEREIGN ISSUES 5.5%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	7,974
Colombia Government International Bond
7.750% due 04/14/2021		1,080,000	356
9.850% due 06/28/2027		23,288,000	8,613
Colombian TES
5.000% due 11/21/2018		329,340,300	102,299
6.000% due 04/28/2028		46,136,000	12,159
7.000% due 09/11/2019		43,380,000	14,113
7.000% due 05/04/2022		175,348,900	55,124
7.250% due 06/15/2016		11,298,000	3,704
7.500% due 08/26/2026		149,985,400	45,469
7.750% due 09/18/2030		30,000,000	8,814
10.000% due 07/24/2024		195,130,000	70,842

			329,467

Total Colombia (Cost $639,351)			370,794

EL SALVADOR 0.1%

SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	6,245

Total El Salvador (Cost $6,572)			6,245

GERMANY 0.0%

CORPORATE BONDS & NOTES 0.0%
Deutsche Bank AG
0.795% due 05/30/2017		$1,800	1,792

Total Germany (Cost $1,800)			1,792

HONG KONG 0.4%

CORPORATE BONDS & NOTES 0.4%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,288
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,000	6,992

Total Hong Kong (Cost $21,275)			21,280

HUNGARY 0.4%

SOVEREIGN ISSUES 0.4%
Hungary Government International Bond
5.500% due 02/12/2016	HUF	2,758,200	10,027
5.500% due 06/24/2025		126,300	532
6.500% due 06/24/2019		441,000	1,821
6.750% due 11/24/2017		478,000	1,921
7.500% due 11/12/2020		1,944,300	8,605

Total Hungary (Cost $29,273)			22,906

INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of India
4.000% due 08/07/2017		$1,000	1,037
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,105
4.406% due 03/30/2016		600	610

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
2.442% due 01/21/2016		$7,500	$7,496

Total India (Cost $14,222)			14,248

INDONESIA 7.1%

CORPORATE BONDS & NOTES 1.1%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$13,925	14,134
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		11,400	11,514
Majapahit Holding BV
7.250% due 06/28/2017		24,717	26,386
7.750% due 10/17/2016		14,500	15,290

			67,324

SOVEREIGN ISSUES 6.0%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	31,458,000	1,683
6.125% due 05/15/2028		6,500,000	326
6.375% due 04/15/2042		454,596,000	20,539
6.625% due 05/15/2033		16,354,000	812
6.875% due 01/17/2018		$3,380	3,721
7.000% due 05/15/2027	IDR	54,700,000	3,063
8.250% due 07/15/2021		330,460,000	21,285
8.250% due 06/15/2032		823,321,000	48,504
8.375% due 09/15/2026		302,266,000	19,102
8.750% due 02/15/2044		45,862,000	2,718
9.500% due 07/15/2023		22,807,000	1,534
9.500% due 07/15/2031		540,585,000	35,608
9.500% due 05/15/2041		333,047,000	21,788
10.000% due 09/15/2024		218,000,000	15,046
10.000% due 02/15/2028		576,198,000	39,429
10.500% due 08/15/2030		996,563,000	71,231
10.500% due 07/15/2038		295,238,000	21,099
11.000% due 11/15/2020		275,502,000	19,899
11.000% due 09/15/2025		111,764,000	8,201
12.800% due 06/15/2021		1,980,000	154
12.900% due 06/15/2022		94,030,000	7,393

			363,135

Total Indonesia (Cost $714,118)			430,459

IRELAND 1.7%

CORPORATE BONDS & NOTES 1.7%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$600	609
7.750% due 02/21/2017	RUB	3,223,300	47,165
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019		3,866,100	52,655
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	202

Total Ireland (Cost $232,415)			100,631

ISRAEL 0.2%

CORPORATE BONDS & NOTES 0.2%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,214
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		3,400	3,625

Total Israel (Cost $14,787)			14,839

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KAZAKHSTAN 1.1%

CORPORATE BONDS & NOTES 1.1%
Intergas Finance BV
6.375% due 05/14/2017		$23,430	$23,842
KazMunayGas National Co. JSC
9.125% due 07/02/2018		7,600	8,261
Samruk-Energy JSC
3.750% due 12/20/2017		34,310	32,560

Total Kazakhstan (Cost $67,141)			64,663

LUXEMBOURG 2.6%

CORPORATE BONDS & NOTES 2.6%
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		$11,000	11,036
4.950% due 05/23/2016		22,800	23,141
5.092% due 11/29/2015		60,100	60,460
6.212% due 11/22/2016		20,540	21,252
8.146% due 04/11/2018		18,990	20,238
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.625% due 02/17/2017	RUB	281,800	4,101
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$14,300	14,574

Total Luxembourg (Cost $159,602)			154,802

MALAYSIA 4.7%

SOVEREIGN ISSUES 4.7%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	814
Malaysia Government International Bond
3.260% due 03/01/2018	MYR	249,920	56,435
3.314% due 10/31/2017		78,601	17,859
3.492% due 03/31/2020		89,776	20,182
3.502% due 05/31/2027		30,400	6,258
3.580% due 09/28/2018		252,901	57,488
3.814% due 02/15/2017		51,000	11,685
3.844% due 04/15/2033		24,000	4,817
3.892% due 03/15/2027		12,033	2,604
4.012% due 09/15/2017		67,301	15,482
4.127% due 04/15/2032		13,100	2,771
4.262% due 09/15/2016		96,535	22,186
4.378% due 11/29/2019		58,401	13,547
4.392% due 04/15/2026		8,300	1,907
4.498% due 04/15/2030		120,500	27,024
4.709% due 09/15/2026		8,600	1,993
4.837% due 07/15/2025 (f)		7,400	1,774
4.935% due 09/30/2043		38,700	8,980
5.248% due 09/15/2028 (f)		30,000	7,286
Malaysia Government Investment Issue
4.444% due 05/22/2024		6,800	1,544

Total Malaysia (Cost $410,457)			282,636

		SHARES
MEXICO 4.4%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.2%
America Movil S.A.B. de C.V.	MXN
6.450% due 12/05/2022		$595,800	33,760
8.460% due 12/18/2036		141,900	8,128
9.000% due 01/15/2016		142,300	8,534

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	$36
Hipotecaria Su Casita S.A. de C.V.
5.830% due 06/28/2018 ^	MXN	78,163	346
Petroleos Mexicanos
7.190% due 09/12/2024		903,300	50,901
9.150% due 03/28/2016		346,924	21,032
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016		120,100	7,213

			129,950

SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
4.750% due 06/14/2018		881,940	52,429
7.750% due 05/29/2031		666,790	43,905
7.750% due 11/23/2034		228,307	14,992
8.000% due 06/11/2020		273,890	18,152
8.500% due 05/31/2029		87,350	6,110

			135,588

Total Mexico (Cost $358,088)			265,538

NETHERLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$7,500	7,594
SABIC Capital BV
3.000% due 11/02/2015		200	200
Waha Aerospace BV
3.925% due 07/28/2020		750	783

Total Netherlands (Cost $8,698)			8,577

PERU 1.1%

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
5.700% due 08/12/2024	PEN	39,604	10,956
6.850% due 02/12/2042		38,000	10,255
6.900% due 08/12/2037		78,930	21,656
6.950% due 08/12/2031		55,269	15,801
8.200% due 08/12/2026		19,530	6,274

Total Peru (Cost $92,832)			64,942

PHILIPPINES 0.9%

CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	949

SOVEREIGN ISSUES 0.9%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	35,094
4.950% due 01/15/2021		1,006,000	21,951

			57,045

Total Philippines (Cost $64,760)			57,994

POLAND 8.2%

SOVEREIGN ISSUES 8.2%
Poland Government International Bond
1.500% due 04/25/2020	PLN	89,200	22,613
2.500% due 07/25/2018		184,900	49,435
3.250% due 07/25/2019		284,950	77,947

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 07/25/2025	PLN	152,500	$41,574
3.750% due 04/25/2018		20,653	5,683
4.000% due 10/25/2023		188,300	54,028
5.250% due 10/25/2020		148,200	44,302
5.500% due 10/25/2019		287,154	85,168
5.750% due 10/25/2021		373,967	116,063
5.750% due 09/23/2022		700	221

Total Poland (Cost $548,434)			497,034

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		$1,582	1,625

Total Qatar (Cost $1,620)			1,625

ROMANIA 1.5%

SOVEREIGN ISSUES 1.5%
Romania Government International Bond
4.750% due 06/24/2019	RON	6,100	1,685
4.750% due 02/24/2025		25,400	7,009
5.750% due 04/29/2020		132,400	38,082
5.850% due 04/26/2023		12,500	3,672
5.950% due 06/11/2021		130,000	38,020

Total Romania (Cost $99,810)			88,468

RUSSIA 2.0%

CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 10/27/2017		$500	488
VimpelCom Holdings BV
9.000% due 02/13/2018	RUB	1,232,000	17,524

			18,012

SOVEREIGN ISSUES 1.7%
Russia Government International Bond
6.400% due 05/27/2020		370,200	4,757
6.700% due 05/15/2019		781,000	10,520
6.800% due 12/11/2019		1,284,800	17,011
7.000% due 08/16/2023		242,700	2,978
7.050% due 01/19/2028		713,200	8,259
7.600% due 04/14/2021		558,400	7,374
7.600% due 07/20/2022		3,939,600	50,899

			101,798

Total Russia (Cost $264,415)			119,810

SOUTH AFRICA 6.1%

CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (c)	ZAR	212,800	3,434
0.000% due 12/31/2032 (c)		540,000	4,692
Transnet SOC Ltd.
4.500% due 02/10/2016		$2,030	2,043

			10,169

SOVEREIGN ISSUES 5.9%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	464,800	25,037
7.000% due 02/28/2031		1,313,127	79,942
7.250% due 01/15/2020		912,040	64,360
7.750% due 02/28/2023		100	7
8.000% due 12/21/2018		133,500	9,739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 01/31/2030	ZAR	765,600	$51,487
8.250% due 09/15/2017		254,000	18,659
8.250% due 03/31/2032		1,207,900	81,595
8.500% due 01/31/2037		135,500	9,275
8.750% due 01/31/2044		96,900	6,726
8.875% due 02/28/2035		162,200	11,538

			358,365

Total South Africa (Cost $483,956)			368,534

SOUTH KOREA 0.7%

CORPORATE BONDS & NOTES 0.3%
Kookmin Bank
1.170% due 01/27/2017		$3,000	3,014
Korea Electric Power Corp.
3.000% due 10/05/2015		9,200	9,200
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		900	920
Shinhan Bank
0.934% due 04/08/2017		4,600	4,598

			17,732

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
1.036% due 01/14/2017		5,200	5,211
1.184% due 09/17/2016		7,700	7,727
Korea Development Bank
3.500% due 08/22/2017		1,200	1,242
3.875% due 05/04/2017		1,600	1,660
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,150	7,197
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,800	1,809

			24,846

Total South Korea (Cost $42,533)			42,578

SRI LANKA 0.1%

SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$6,100	6,032

Total Sri Lanka (Cost $6,278)			6,032

THAILAND 1.1%

SOVEREIGN ISSUES 1.1%
Thailand Government International Bond
1.250% due 03/12/2028 (d)	THB	1,253,879	29,128
3.450% due 03/08/2019		243,300	7,029
3.625% due 06/16/2023		125,400	3,675
3.650% due 12/17/2021		222,700	6,528
3.875% due 06/13/2019		413,030	12,154
4.675% due 06/29/2044		1,300	42
4.875% due 06/22/2029		11,000	366
5.625% due 01/12/2019		154,000	4,737

Total Thailand (Cost $73,370)			63,659

TURKEY 5.7%

CORPORATE BONDS & NOTES 0.2%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,346
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		5,000	4,974

			12,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.5%
Turkey Government International Bond
4.000% due 04/01/2020 (d)	TRY	84,921	$28,757
6.300% due 02/14/2018		100	30
7.100% due 03/08/2023		211,500	56,661
7.400% due 02/05/2020		101,600	29,570
8.000% due 03/12/2025		138,863	38,659
8.800% due 11/14/2018		219,300	68,356
8.800% due 09/27/2023		206,700	60,875
9.000% due 07/24/2024		13,500	3,996
10.400% due 03/27/2019		8,900	2,893
10.400% due 03/20/2024		45,900	14,800
10.500% due 01/15/2020		76,530	25,031

			329,628

Total Turkey (Cost $483,925)			341,948

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$1,400	1,400
8.000% due 08/10/2025 (e)		700	707

Total United Kingdom (Cost $2,100)			2,107

UNITED STATES 2.0%

ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities Trust
0.464% due 04/25/2036		$3,536	3,303
Credit-Based Asset Servicing and Securitization LLC
0.319% due 07/25/2037		23	16
HSI Asset Securitization Corp. Trust
0.484% due 11/25/2035		847	799
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		326	166
SLM Student Loan Trust
0.531% due 01/25/2040	EUR	2,400	2,230

			6,514

CORPORATE BONDS & NOTES 1.8%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,803
Ally Financial, Inc.
2.967% due 07/18/2016		500	501
Bank of America Corp.
3.958% due 10/21/2025	MXN	58,000	3,738
Bank of America N.A.
0.617% due 06/15/2016		$12,000	11,968
BellSouth Corp.
4.821% due 04/26/2021		8,800	8,980
CCO Safari LLC
4.464% due 07/23/2022		2,800	2,803
4.908% due 07/23/2025		900	898
General Motors Financial Co., Inc.
2.750% due 05/15/2016		3,700	3,723
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016		1,000	998
0.749% due 06/02/2017		54,200	54,098
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017		4,275	4,263
PepsiCo, Inc.
0.542% due 02/26/2016		2,000	2,001
Wachovia Corp.
0.659% due 10/15/2016		2,400	2,396

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
0.629% due 06/02/2017	$5,200	$5,189

		107,359

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Trust
2.622% due 03/20/2036	149	138
BCAP LLC Trust
0.364% due 01/25/2037 ^	595	481
Bear Stearns Adjustable Rate Mortgage Trust
2.492% due 02/25/2036 ^	272	229
2.551% due 01/25/2035	28	27
Bear Stearns ALT-A Trust
2.545% due 08/25/2036 ^	480	305
2.697% due 09/25/2035	52	45
Citigroup Mortgage Loan Trust, Inc.
2.622% due 07/25/2046 ^	130	114
2.623% due 03/25/2034	30	30
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	199	175
Countrywide Home Loan Mortgage Pass-Through Trust
2.674% due 09/25/2047 ^	92	83
GSR Mortgage Loan Trust
2.631% due 11/25/2035 ^	181	152
HarborView Mortgage Loan Trust
0.556% due 06/20/2035	1,019	968
4.803% due 08/19/2036 ^	52	47
HomeBanc Mortgage Trust
4.990% due 04/25/2037 ^	230	188
Luminent Mortgage Trust
0.374% due 12/25/2036 ^	99	82
MASTR Alternative Loan Trust
0.594% due 03/25/2036	109	27
Morgan Stanley Mortgage Loan Trust
2.247% due 06/25/2036	48	46
Residential Accredit Loans, Inc. Trust
3.560% due 02/25/2036 ^	213	160
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^	238	122

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
2.349% due 01/20/2047 ^		$80	$65
Structured Adjustable Rate Mortgage Loan Trust
4.917% due 03/25/2036 ^		162	135
WaMu Mortgage Pass-Through Certificates Trust
1.798% due 01/25/2037 ^		160	137
1.958% due 04/25/2037 ^		110	96
2.026% due 12/25/2036 ^		98	87
2.398% due 09/25/2036 ^		171	155
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^		162	141

			4,235

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		37	40

Total United States (Cost $119,716)			118,148

VIRGIN ISLANDS (BRITISH) 0.7%

CORPORATE BONDS & NOTES 0.7%
Cheung Kong Infrastructure Finance BVI Ltd.
1.045% due 06/20/2017		15,800	15,733
CNPC General Capital Ltd.
1.450% due 04/16/2016		22,400	22,404
Rosneft Finance S.A.
7.500% due 07/18/2016		6,200	6,386

Total Virgin Islands (British) (Cost $44,482)			44,523

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS (g) 0.1%
			5,187

CHINA TREASURY BILLS 0.0%
3.320% due 10/13/2015	CNY	12,400	1,922

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 1.1%
(0.002%) due 10/05/2015	JPY	7,620,000	$63,518

U.S. TREASURY BILLS 3.9%
0.105% due 11/12/2015 - 02/18/2016 (b)(j)		$234,656	234,644

Total Short-Term Instruments (Cost $303,684)			305,271

Total Investments in Securities (Cost $6,843,147)			4,951,643

		SHARES
INVESTMENTS IN AFFILIATES 19.2%

SHORT-TERM INSTRUMENTS 19.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.2%
PIMCO Short-Term Floating NAV Portfolio III		116,981,473	1,159,871

Total Short-Term Instruments (Cost $1,160,243)			1,159,871

Total Investments in Affiliates (Cost $1,160,243)			1,159,871

Total Investments 101.3% (Cost $8,003,390)			$6,111,514

Financial Derivative Instruments (h)(i) (0.2%) (Cost or Premiums, net $(10,208))			(11,237)

Other Assets and Liabilities, net (1.1%)			(67,795)

Net Assets 100.0%			$6,032,482

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,491	$1,774	0.03%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	10,380	7,286	0.12%

				$12,871	$9,060	0.15%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$5,187	U.S. Treasury Notes 4.875% due 08/15/2016	$(5,293)	$5,187	$5,187

Total Repurchase Agreements						$(5,293)	$5,187	$5,187

(1)	Includes accrued interest.

As of September 30, 2015, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended September 30, 2015 was $309 at a weighted average interest rate of (2.500%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	10/01/2045	$3,000	$(3,293)	$(3,287)

Total Short Sales				$(3,293)	$(3,287)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$5,187	$0	$0	$5,187	$(5,293)	$(106)

Total Borrowings and Other Financing Transactions	$5,187	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month PLN-WIBOR	1.750%	09/16/2020	PLN	10,700	$(32)	$(16)	$0	$(3)
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$	70,600	(894)	(558)	21	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		64,800	(2,531)	(3,444)	65	0
Pay	3-Month ZAR-JIBAR	8.340%	04/17/2024	ZAR	10,000	6	6	5	0
Pay	3-Month ZAR-JIBAR	8.500%	03/16/2026		98,800	(24)	(120)	57	0
Receive	28-Day MXN-TIIE	4.380%	10/12/2016	MXN	33,800	(9)	(3)	0	(1)
Pay	28-Day MXN-TIIE	5.000%	10/10/2019		169,600	(46)	12	22	0
Pay	28-Day MXN-TIIE	6.960%	07/27/2020		210,000	871	(318)	45	0
Pay	28-Day MXN-TIIE	7.850%	05/28/2021		34,800	236	(124)	10	0
Pay	28-Day MXN-TIIE	6.650%	06/02/2021		456,750	1,484	(1,111)	132	0
Pay	28-Day MXN-TIIE	7.500%	06/02/2021		524,800	3,078	(1,502)	155	0
Pay	28-Day MXN-TIIE	6.750%	08/31/2021		52,700	182	(87)	16	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		74,000	(37)	(37)	23	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		243,255	84	(711)	86	0
Pay	28-Day MXN-TIIE	6.750%	09/02/2022		355,000	1,086	(1,267)	129	0
Pay	28-Day MXN-TIIE	5.000%	02/22/2023		407,600	(1,557)	(804)	148	0

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	28-Day MXN-TIIE	5.500%	02/22/2023	MXN	434,400	$(832)	$(562)	$161	$0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		7,000	(1)	(12)	3	0
Receive	28-Day MXN-TIIE	5.665%	01/23/2025		321,100	923	923	0	(132)
Receive	28-Day MXN-TIIE	6.460%	08/21/2025		105,000	(54)	(54)	0	(45)
Pay	28-Day MXN-TIIE	7.380%	02/09/2029		525,600	2,054	(2,512)	232	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		484,000	(445)	(3,013)	198	0
Pay	28-Day MXN-TIIE	6.600%	06/28/2029		230,000	(201)	(1,429)	94	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		964,000	(315)	(2,725)	397	0
Pay	28-Day MXN-TIIE	7.755%	02/02/2034		4,900	26	(22)	3	0

						$3,052	$(19,490)	$2,002	$(181)

Total Swap Agreements						$3,052	$(19,490)	$2,002	$(181)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $21,925 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$2,002	$2,002	$0	$0	$(181)	$(181)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		KRW	32,784,328	$		27,520	$0	$(119)
	10/2015	$		3,451		IDR	51,032,800	16	0
	10/2015			42,488		SGD	57,504	0	(2,087)
	02/2016			6,606		IDR	100,314,220	0	(137)
	08/2016			50,060			785,841,980	0	(1,892)

BOA	10/2015		BRL	369,561	$		93,020	0	(197)
	10/2015		IDR	87,876,960			5,900	0	(69)
	10/2015		INR	1,792,999			26,852	67	(501)
	10/2015		KRW	59,878,813			50,431	0	(50)
	10/2015		PLN	47,278			12,593	159	0
	10/2015		RUB	17,973			250	0	(24)
	10/2015	$		101,990		BRL	369,561	0	(8,773)
	10/2015			4,059		CNH	26,206	50	0
	10/2015			12,593		HUF	3,502,554	0	(112)
	10/2015			38,677		PLN	146,083	0	(259)
	10/2015			72,405		RON	292,945	1,659	0
	10/2015			46,720		RUB	3,090,506	474	0
	10/2015		ZAR	88,821	$		6,595	207	0
	11/2015		RUB	3,585,620			53,259	0	(565)
	11/2015	$		62,490		EUR	56,213	361	0
	11/2015			2,290		RUB	156,865	66	0
	11/2015			107		TRY	319	0	(3)
	12/2015			40,829		MXN	692,362	0	(122)
	01/2016		PEN	36,551	$		11,139	133	0
	07/2016		BRL	403,217			101,990	8,542	0

BPS	10/2015			308,783			85,243	7,487	(131)
	10/2015		JPY	7,620,000			61,802	0	(1,719)
	10/2015	$		85,651		BRL	308,783	0	(7,764)
	10/2015			13,939		INR	902,829	0	(200)
	10/2015			13,731		RUB	882,649	0	(253)
	10/2015			334		THB	12,135	0	0
	10/2015		ZAR	83,208	$		5,925	0	(59)
	11/2015		COP	4,648,169			1,537	40	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015	$		3,820		RUB	262,052	$116	$0
	12/2015			123,245		MXN	2,097,329	68	0
	01/2016		BRL	209,227	$		72,560	21,450	0
	07/2016			293,563			78,426	10,391	0
	09/2016		CNH	26,206			3,970	0	(31)
	07/2017			157,900			55,651	22,283	0

BRC	10/2015			2,535,690			629,020	233	(10,812)
	10/2015		INR	65,369			969	0	(26)
	10/2015		KRW	690,319			595	13	0
	10/2015		PLN	7,781			2,067	21	0
	10/2015		RUB	352,197			5,576	221	(23)
	10/2015		SGD	45,030			32,606	969	0
	10/2015		THB	185,139			5,196	99	0
	10/2015		TWD	236,752			7,144	0	(20)
	10/2015	$		638,621		BRL	2,535,690	1,324	(346)
	10/2015			11,269		KRW	12,904,139	0	(390)
	10/2015			11,800		MYR	49,640	0	(496)
	10/2015			948		RUB	68,314	95	0
	10/2015			94,615		ZAR	1,198,845	0	(8,389)
	10/2015		ZAR	373,488	$		28,551	1,699	0
	11/2015		INR	973,983			14,664	0	(124)
	11/2015		PEN	66,578			20,498	143	0
	11/2015	$		618,853		BRL	2,523,682	10,740	0
	11/2015			13,536		PEN	43,912	0	(111)
	11/2015			171,081		TRY	511,739	0	(4,729)
	12/2015		MXN	231,064	$		13,559	0	(27)
	12/2015		PEN	9,910			2,925	0	(66)
	01/2016	$		17,380		RUB	1,101,535	0	(1,160)
	02/2016		NGN	152,994	$		598	0	(119)
	09/2016		CNH	177,162			26,841	0	(219)

CBK	10/2015		KRW	69,604,680			58,871	190	0
	10/2015		PLN	31,347			8,337	93	0
	10/2015		RUB	47,761			776	46	0
	10/2015		SGD	11,361			8,312	330	0
	10/2015	$		3,894		HUF	1,088,406	0	(16)
	10/2015			7,004		IDR	101,078,224	0	(138)
	10/2015			8,151		MYR	33,576	0	(505)
	10/2015			33,636		PLN	127,180	0	(188)
	10/2015			5,506		RUB	380,000	297	0
	10/2015			69,341		SGD	99,366	471	0
	10/2015			483		ZAR	6,141	0	(41)
	10/2015		ZAR	125,824	$		9,796	746	0
	11/2015		EUR	19,432			21,181	0	(546)
	11/2015		INR	3,029,812			46,577	705	0
	11/2015		TRY	6,139			2,009	13	0
	11/2015	$		5,461		COP	17,091,753	45	0
	11/2015			30,775		EUR	27,547	113	(87)
	11/2015			18,262		ILS	69,537	0	(523)
	11/2015			4,034		TRY	12,246	0	(54)
	12/2015		SGD	99,366	$		69,141	0	(525)
	12/2015	$		123,948		MXN	2,090,875	0	(1,014)
	01/2016		BRL	48,323	$		14,498	2,694	0
	02/2016		NGN	3,668,413			14,577	0	(2,602)
	02/2016	$		28,590		MYR	117,078	0	(2,097)
	08/2016			5,317		IDR	84,148,622	0	(160)
	12/2016			5,536		RUB	392,931	0	(251)

DUB	10/2015		BRL	116,282	$		29,222	0	(108)
	10/2015		INR	892,974			13,487	0	(102)
	10/2015		MYR	154,034			35,410	334	0
	10/2015		PLN	3,712			980	4	0
	10/2015		RON	115,733			28,944	0	(316)
	10/2015		RUB	609,128			10,400	1,190	0
	10/2015		TWD	162,896			4,980	51	0
	10/2015	$		29,807		BRL	116,282	0	(476)
	10/2015			63,565		HUF	18,051,805	791	(28)
	10/2015			4,010		INR	259,367	0	(63)
	10/2015			18		KRW	20,533	0	(1)
	10/2015			7,164		RUB	478,130	137	0
	10/2015			70		TRY	213	1	0
	10/2015			157,962		ZAR	2,002,073	0	(13,965)

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		ZAR	241,185	$		18,443	$1,096	$0
	11/2015		INR	450,334			6,775	0	(62)
	11/2015		TRY	84,112			27,606	300	(36)
	11/2015		TWD	348,317			10,890	366	0
	11/2015	$		13,043		PEN	42,695	11	0
	01/2016		BRL	267,581	$		91,200	25,836	0
	10/2016			104,185			28,659	5,019	0

FBF	10/2015			1,636,162			413,719	1,841	(825)
	10/2015		SGD	50,461			35,863	410	0
	10/2015		TWD	476,061			14,376	0	(30)
	10/2015	$		453,664		BRL	1,636,162	0	(40,961)
	10/2015			35,320		KRW	42,232,124	284	0
	10/2015			73,742		MYR	288,259	0	(8,100)
	11/2015		CNY	49,138	$		7,579	0	(112)
	12/2015	$		123,198		MXN	2,097,329	115	0

GLM	10/2015		BRL	74,623	$		27,457	8,634	0
	10/2015		HUF	1,401,947			5,025	30	0
	10/2015		KRW	160,657,500			138,229	3,224	(537)
	10/2015		PLN	4,615			1,228	14	0
	10/2015		RON	100,757			26,029	555	0
	10/2015		TWD	246,558			7,540	79	0
	10/2015	$		18,783		BRL	74,623	40	0
	10/2015			26,530		INR	1,710,920	0	(493)
	10/2015			229,812		KRW	266,936,214	0	(4,671)
	10/2015			59,208		MYR	235,287	0	(5,628)
	10/2015			9,185		PLN	34,626	0	(78)
	10/2015			103,345		THB	3,657,886	0	(2,629)
	10/2015			73,791		ZAR	927,857	0	(7,055)
	11/2015			9,001		COP	26,863,512	0	(348)
	11/2015			4,591		JPY	551,900	12	0
	01/2016		BRL	584,732	$		199,900	57,063	0
	01/2016	$		5,237		RUB	330,607	0	(369)

HUS	10/2015		EUR	67,054	$		76,413	1,487	0
	10/2015		IDR	87,934,714			6,088	115	0
	10/2015		KRW	130,898,194			113,572	3,271	(54)
	10/2015		MYR	25,934			6,292	386	0
	10/2015		PHP	1,221,295			26,767	661	0
	10/2015		RUB	1,379,823			22,066	1,038	(42)
	10/2015		THB	296,470			8,258	95	0
	10/2015		TRY	37,002			12,162	0	(69)
	10/2015	$		43,448		KRW	51,654,932	101	0
	10/2015			26,605		MYR	111,882	3	(1,131)
	10/2015			181,417		PLN	685,965	0	(1,015)
	10/2015			12,568		RON	50,816	280	0
	10/2015			11,332		RUB	739,588	13	(52)
	10/2015			6,317		ZAR	80,780	0	(515)
	10/2015		ZAR	178,567	$		13,801	966	0
	11/2015		TRY	66,299			21,567	77	(62)
	11/2015	$		24,643		TRY	74,379	50	(514)
	12/2015			93,008		MXN	1,568,156	0	(808)
	02/2016			8,713		NGN	2,294,054	2,030	0
	07/2016		BRL	104,461	$		26,700	2,491	0
	08/2016	$		21,498		MYR	90,765	0	(1,182)
	09/2016		CNH	114,883	$		17,430	0	(120)

JPM	10/2015		BRL	355,098			89,365	0	(205)
	10/2015		IDR	329,370,000			23,000	627	0
	10/2015		ILS	144,400			38,155	1,343	0
	10/2015		INR	917,674			13,637	0	(328)
	10/2015		KRW	30,738,456			25,770	0	(144)
	10/2015		MYR	9,848			2,381	138	0
	10/2015		PHP	235,105			5,000	0	(26)
	10/2015		PLN	92,701			24,627	248	0
	10/2015		RUB	1,147,480			16,343	0	(1,180)
	10/2015		TWD	390,902			11,821	9	(17)
	10/2015	$		102,854		BRL	355,098	0	(13,284)
	10/2015			104,810		IDR	1,484,635,890	0	(3,964)
	10/2015			41,000		INR	2,740,440	704	0
	10/2015			29,350		KRW	35,007,212	163	0
	10/2015			3,274		MYR	13,355	0	(233)
	10/2015			77,374		PLN	292,066	0	(564)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		185		THB	6,543	$0	$(5)
	10/2015			16,774		ZAR	216,671	0	(1,204)
	10/2015		ZAR	414,932	$		31,928	2,098	0
	11/2015		ILS	97,010			24,609	0	(138)
	01/2016		BRL	5,651			1,696	315	0
	01/2016	$		9,402		RUB	592,912	0	(672)
	02/2016			5,943		NGN	1,527,352	1,209	0
	02/2016			13,713		RUB	942,300	78	0
	04/2016		BRL	536,000	$		167,723	40,407	0
	05/2016			197,939			56,153	9,503	0
	08/2016	$		5,399		IDR	86,525,376	0	(95)
	09/2016		CNH	275,442	$		41,669	0	(382)
	09/2016	$		2,480		RUB	190,071	137	0

MSB	10/2015		BRL	62,495	$		15,730	0	(33)
	10/2015		IDR	7,892,046			540	4	0
	10/2015		JPY	605,664			5,039	0	(10)
	10/2015		KRW	197,392,500			169,836	3,961	(659)
	10/2015		MYR	3,685			890	51	0
	10/2015		PLN	17,035			4,527	47	0
	10/2015		RUB	2,628,593			40,160	130	(110)
	10/2015		THB	23,322			647	5	0
	10/2015		TWD	17,479			540	11	0
	10/2015	$		16,136		BRL	62,495	0	(372)
	10/2015			2,650		ILS	10,083	0	(80)
	10/2015			5,043		JPY	605,664	6	0
	10/2015			169,800		KRW	197,392,500	0	(3,266)
	10/2015			61,969		PLN	233,281	0	(619)
	10/2015			211		ZAR	2,763	0	(12)
	10/2015		ZAR	89,511	$		6,896	458	0
	11/2015		JPY	605,664			5,045	0	(6)
	02/2016		BRL	42,120			11,473	1,275	0

NGF	10/2015		SGD	47,709			33,858	339	0
	12/2015		TWD	304,171			9,282	93	0
	04/2016		BRL	134,000			41,973	10,144	0

SCX	10/2015		IDR	29,307,002			2,060	69	0
	10/2015		KRW	24,729,806			20,665	0	(184)
	10/2015		RUB	31,768			465	0	(20)
	10/2015	$		3,256		HUF	900,345	0	(47)
	10/2015			586		IDR	8,572,534	0	(4)
	10/2015			23,098		MYR	94,296	0	(1,625)
	10/2015			4,624		ZAR	64,284	0	(1)
	10/2015		ZAR	435,754	$		32,480	1,139	0
	08/2016	$		15,510		IDR	246,288,158	0	(414)

SOG	10/2015		IDR	99,165,990	$		6,886	150	0
	10/2015		KRW	1,943,005			1,667	29	0
	10/2015		MYR	29,792			7,026	242	0
	10/2015		RON	132,623			33,410	0	(120)
	10/2015		RUB	58,662			882	0	(14)
	10/2015		THB	126,907			3,529	35	0
	10/2015		TWD	1,877,993			59,224	2,395	0
	10/2015	$		26,588		HUF	7,277,696	0	(654)
	11/2015			16,959		ILS	64,508	0	(504)
	08/2016			5,346		IDR	84,191,515	0	(185)

UAG	10/2015		BRL	72,813	$		25,652	7,286	0
	10/2015		HUF	454,258			1,595	0	(24)
	10/2015		SGD	2,308			1,641	20	0
	10/2015		THB	1,067,793			29,868	468	0
	10/2015		TWD	663,721			20,169	84	0
	10/2015	$		18,327		BRL	72,813	39	0
	10/2015			120,592		INR	7,807,766	292	(2,066)
	10/2015			89,330		KRW	106,597,489	538	0
	10/2015			19,498		MYR	81,995	0	(827)
	10/2015			384		RUB	25,071	0	(1)
	10/2015			273,149		THB	9,765,073	0	(4,280)
	11/2015		COP	18,384,400	$		5,900	0	(22)
	12/2015	$		2,183		MXN	36,643	0	(29)
	08/2016			28,669		MYR	119,636	0	(1,890)

Total Forward Foreign Currency Contracts								$301,659	$(193,947)

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD		$1.038	02/04/2016	EUR	46,200	$586	$279

FBF	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015	$	2,820	2	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		2,820	61	60

HUS	Put - OTC EUR versus USD		$1.090	10/23/2015	EUR	56,500	1,048	159
	Call - OTC USD versus CNH	CNH	6.550	09/19/2016	$	37,590	985	996
	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015		75,810	43	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		75,810	1,710	1,625

							$4,435	$3,119

Total Purchased Options							$4,435	$3,119

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus INR	INR	68.530	03/16/2016		$37,590	$(941)	$(667)
	Put - OTC USD versus INR		68.530	03/16/2016		37,590	(886)	(1,215)
	Call - OTC USD versus RUB	RUB	73.500	11/13/2015		28,600	(644)	(234)

CBK	Call - OTC EUR versus USD		$1.143	02/04/2016	EUR	46,200	(563)	(834)
	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015		$15,420	(123)	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		15,420	(123)	(330)

DUB	Call - OTC USD versus BRL	BRL	4.000	03/10/2016		16,200	(507)	(1,367)
	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015		24,330	(218)	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		24,330	(171)	(521)
	Call - OTC USD versus RUB	RUB	60.000	10/27/2015		22,600	(1,110)	(2,073)

GLM	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		9,200	(151)	(324)

HUS	Put - OTC EUR versus USD		$1.060	10/23/2015	EUR	56,500	(508)	(25)
	Call - OTC EUR versus USD		1.135	10/23/2015		56,500	(570)	(286)
	Put - OTC USD versus CNH	CNH	6.370	09/19/2016		$37,590	(248)	(430)
	Call - OTC USD versus CNH		7.000	09/19/2016		75,180	(1,011)	(1,065)
	Call - OTC USD versus PEN	PEN	3.300	10/15/2015		9,400	(71)	(15)
	Call - OTC USD versus RUB	RUB	60.000	10/27/2015		46,800	(1,631)	(4,293)
	Call - OTC USD versus TRY	TRY	3.000	11/06/2015		61,700	(818)	(1,869)
	Call - OTC USD versus ZAR	ZAR	13.500	10/28/2015		33,300	(385)	(1,256)

JPM	Call - OTC USD versus ZAR		13.500	10/28/2015		51,700	(612)	(1,949)
	Call - OTC USD versus ZAR		14.500	12/14/2015		57,200	(1,117)	(1,252)

UAG	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015		38,880	(344)	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		38,880	(278)	(833)

							$(13,030)	$(20,838)

Total Written Options							$(13,030)	$(20,838)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	$520,750	EUR	156,413	$(10,371)
Sales	3,045,458		1,062,400	(44,636)
Closing Buys	(876,060)		(832,513)	25,035
Expirations	(1,494,364)		(148,900)	11,542
Exercised	(513,874)		(78,200)	5,400

Balance at End of Period	$681,910	EUR	159,200	$(13,030)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

SWAP AGREEMENTS:

ASSET SWAPS

Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	$ 30,052	$916	$(7,857)	$0	$(6,941)

DUB	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(1,298)	0	(1,753)

						$461	$(9,155)	$0	$(8,694)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.561%	$700	$(20)	$23	$3	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	4,300	(31)	(18)	0	(49)
	Peru Government International Bond	1.000%	09/20/2020	1.930%	600	(25)	(1)	0	(26)
	Russia Government International Bond	1.000%	03/20/2016	2.360%	17,500	(113)	5	0	(108)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	14,000	(186)	(3)	0	(189)

BPS	Russia Government International Bond	1.000%	03/20/2016	2.360%	6,800	(57)	15	0	(42)

BRC	Kazakhstan Government International Bond	1.000%	09/20/2016	1.926%	700	(6)	0	0	(6)
	Russia Government International Bond	1.000%	06/20/2016	2.361%	11,600	(122)	11	0	(111)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	15,100	(230)	26	0	(204)

CBK	Russia Government International Bond	1.000%	03/20/2016	2.360%	3,600	(23)	1	0	(22)

DUB	Brazil Government International Bond	1.000%	03/20/2016	2.532%	900	(2)	(4)	0	(6)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	4,400	(56)	(62)	0	(118)

FBF	Qatar Government International Bond	1.000%	03/20/2016	0.286%	25,000	(153)	245	92	0

GST	Brazil Government International Bond	1.000%	03/20/2016	2.532%	15,800	(24)	(86)	0	(110)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	6,700	(88)	(92)	0	(180)
	Chile Government International Bond	1.000%	09/20/2020	1.421%	9,000	24	(200)	0	(176)
	Colombia Government International Bond	1.000%	09/20/2016	1.275%	6,900	(11)	(6)	0	(17)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	6,400	(66)	(7)	0	(73)
	Russia Government International Bond	1.000%	03/20/2016	2.360%	6,000	(16)	(21)	0	(37)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	700	(15)	6	0	(9)
	Russia Government International Bond	1.000%	12/20/2016	2.460%	2,700	(58)	11	0	(47)

HUS	Brazil Government International Bond	1.000%	09/20/2016	2.983%	5,200	2	(100)	0	(98)
	Kazakhstan Government International Bond	1.000%	09/20/2016	1.926%	1,900	(16)	(1)	0	(17)
	Qatar Government International Bond	1.000%	06/20/2016	0.286%	500	(4)	7	3	0
	Russia Government International Bond	1.000%	03/20/2016	2.360%	10,000	(32)	(30)	0	(62)

JPM	Brazil Government International Bond	1.000%	09/20/2016	2.983%	1,300	0	(25)	0	(25)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	2,700	(31)	(41)	0	(72)
	Russia Government International Bond	1.000%	03/20/2016	2.360%	14,300	(42)	(46)	0	(88)

MYC	Brazil Government International Bond	1.000%	03/20/2016	2.532%	10,300	(2)	(70)	0	(72)
	Export-Import Bank of China	1.000%	09/20/2016	0.561%	1,000	(27)	32	5	0
	Qatar Government International Bond	1.000%	06/20/2016	0.286%	13,000	(4)	75	71	0

						$(1,434)	$(356)	$174	$(1,964)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	365,800	$423	$(11,416)	$0	$(10,993)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		79,200	80	(2,162)	0	(2,082)
	Receive	1-Year BRL-CDI	10.910%	01/02/2017		276,900	1,080	2,289	3,369	0
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		381,600	(1,527)	(5,573)	0	(7,100)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		87,400	(71)	(1,780)	0	(1,851)
	Pay	3-Month COP-IBR Compounded-OIS	5.310%	08/29/2019	COP	2,970,000	0	(28)	0	(28)
	Pay	3-Month COP-IBR Compounded-OIS	6.220%	05/28/2025		35,000,000	(4)	(856)	0	(860)
	Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	MYR	130,500	0	(156)	0	(156)
	Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020		81,600	(6)	(86)	0	(92)
	Pay	3-Month MYR-KLIBOR	4.150%	08/06/2020		236,000	0	(330)	0	(330)
	Pay	3-Month ZAR-JIBAR	8.500%	09/16/2030	ZAR	164,000	67	(215)	0	(148)
	Pay	6-Month THB-THBFIX	3.320%	11/12/2018	THB	85,000	0	114	114	0
	Pay	6-Month THB-THBFIX	3.390%	11/13/2018		81,000	0	114	114	0
	Pay	6-Month THB-THBFIX	3.320%	07/27/2020		1,382,300	0	1,993	1,993	0

BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	83,800	(7)	(155)	0	(162)
	Pay	1-Year BRL-CDI	13.680%	04/01/2016		658,600	(112)	(896)	0	(1,008)
	Pay	1-Year BRL-CDI	15.510%	07/01/2016		725,400	190	14	204	0
	Pay	1-Year BRL-CDI	15.850%	07/01/2016		630,700	(8)	499	491	0
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		1,023,200	(75)	6,108	6,033	0
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		145,200	(375)	(2,326)	0	(2,701)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		218,030	(481)	(2,611)	0	(3,092)
	Pay	1-Year BRL-CDI	12.985%	01/02/2018		52,800	0	(576)	0	(576)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		144,600	(76)	(2,987)	0	(3,063)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		18,620	31	(298)	0	(267)
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021	THB	456,100	0	781	781	0
	Pay	6-Month THB-THBFIX	3.415%	01/21/2021		291,760	(1)	472	471	0
	Pay	6-Month THB-THBFIX	3.385%	01/23/2021		266,600	(1)	420	419	0

BRC	Pay	1-Year BRL-CDI	13.775%	01/04/2016	BRL	623,900	0	(279)	0	(279)
	Pay	1-Year BRL-CDI	8.180%	01/02/2017		97,400	(260)	(2,891)	0	(3,151)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018		2,900	1	(12)	0	(11)
	Receive	1-Year BRL-CDI	13.345%	01/04/2021		199,800	0	2,690	2,690	0
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	39,930	0	(140)	0	(140)
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018	ZAR	454,300	9	(215)	0	(206)
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2019		170,600	58	(140)	0	(82)
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020		579,200	85	(2,051)	0	(1,966)
	Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020		99,000	(6)	(76)	0	(82)
	Pay	3-Month ZAR-JIBAR	8.000%	12/18/2023		429,300	225	(664)	0	(439)
	Pay	6-Month THB-THBFIX	3.395%	06/22/2020	THB	285,000	0	449	449	0

CBK	Pay	1-Year BRL-CDI	12.180%	01/02/2018	BRL	158,700	(560)	(1,914)	0	(2,474)
	Pay	3-Month MYR-KLIBOR	3.360%	04/17/2018	MYR	96,080	(1)	(395)	0	(396)
	Pay	3-Month MYR-KLIBOR	3.325%	04/24/2018		61,900	(1)	(268)	0	(269)
	Pay	3-Month MYR-KLIBOR	4.225%	08/14/2020		17,893	0	(12)	0	(12)
	Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	ZAR	47,100	(13)	5	0	(8)
	Pay	3-Month ZAR-JIBAR	8.500%	03/16/2031		196,100	(203)	(141)	0	(344)
	Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	PLN	31,100	(4)	468	464	0
	Pay	6-Month THB-THBFIX	3.520%	01/13/2021	THB	36,700	0	65	65	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		243,000	0	416	416	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		177,700	(1)	287	286	0
	Pay	6-Month THB-THBFIX	3.420%	01/17/2021		483,840	0	786	786	0
	Pay	6-Month THB-THBFIX	2.625%	07/27/2025		1,489,800	(6)	(584)	0	(590)
	Pay	6-Month THB-THBFIX	2.810%	09/23/2025		977,000	0	(63)	0	(63)
	Pay	28-Day MXN-TIIE	8.050%	12/26/2018	MXN	50	0	0	0	0

DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017	BRL	107,800	0	(2,622)	0	(2,622)
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		18,600	(24)	134	110	0
	Pay	1-Year BRL-CDI	15.230%	01/02/2017		205,000	10	(143)	0	(133)
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		222,500	(366)	(3,774)	0	(4,140)
	Pay	1-Year BRL-CDI	13.375%	01/02/2018		47,100	0	(445)	0	(445)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		62,720	126	(1,026)	0	(900)
	Receive	1-Year BRL-CDI	13.310%	01/04/2021		225,800	0	3,097	3,097	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320%	03/17/2020	COP	23,430,000	(1)	(282)	0	(283)
	Receive	3-Month COP-IBR Compounded-OIS	6.445%	07/01/2025		22,000,000	2	410	412	0
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	45,000	0	(157)	0	(157)
	Pay	3-Month MYR-KLIBOR	3.335%	04/19/2018		47,916	0	(204)	0	(204)
	Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020		95,600	(6)	(277)	0	(283)
	Pay	6-Month THB-THBFIX	3.350%	11/08/2018	THB	99,000	0	135	135	0
	Pay	6-Month THB-THBFIX	3.340%	11/11/2018		73,000	0	99	99	0
	Pay	6-Month THB-THBFIX	3.370%	11/14/2018		81,000	0	104	104	0
	Pay	6-Month THB-THBFIX	2.175%	01/29/2020		38,900	0	2	2	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	6-Month THB-THBFIX	2.015%	08/17/2020	THB	194,000	$0	$(57)	$0	$(57)
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		157,700	0	270	270	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		126,900	(1)	206	205	0
	Pay	6-Month THB-THBFIX	3.410%	01/21/2021		255,630	(1)	412	411	0
	Pay	6-Month THB-THBFIX	3.390%	01/23/2021		236,600	(1)	374	373	0
	Pay	6-Month THB-THBFIX	2.580%	01/29/2025		274,300	(1)	(96)	0	(97)

FBF	Receive	1-Year BRL-CDI	12.255%	01/02/2017	BRL	509,800	(24)	3,030	3,006	0
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		42,600	(105)	(797)	0	(902)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		144,900	383	(2,950)	0	(2,567)
	Pay	6-Month THB-THBFIX	2.023%	08/17/2020	THB	27,000	0	(8)	0	(8)
	Pay	6-Month THB-THBFIX	2.780%	09/23/2025		50,980	0	(7)	0	(7)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	267,000	24	266	290	0

GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	29,100	80	(893)	0	(813)
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		227,400	(107)	1,448	1,341	0
	Pay	1-Year BRL-CDI	13.900%	01/02/2017		278,600	(170)	(948)	0	(1,118)
	Pay	1-Year BRL-CDI	13.730%	01/02/2018		212,000	(56)	(1,629)	0	(1,685)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		200,000	535	(4,078)	0	(3,543)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		86,400	200	(1,440)	0	(1,240)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,520,000	(9)	(634)	0	(643)
	Pay	3-Month COP-IBR Compounded-OIS	6.120%	10/16/2024		30,627,000	(4)	(695)	0	(699)
	Receive	3-Month COP-IBR Compounded-OIS	6.430%	07/01/2025		19,370,000	2	368	370	0
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2024	ZAR	17,667	(9)	(59)	0	(68)
	Pay	28-Day MXN-TIIE	7.220%	08/25/2028	MXN	180,800	(34)	607	573	0
	Pay	28-Day MXN-TIIE	7.245%	09/06/2028		100,000	(1)	324	323	0

GST	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2018	ZAR	93,400	(24)	51	27	0
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018		225,800	(69)	(33)	0	(102)
	Pay	3-Month ZAR-JIBAR	8.500%	09/16/2030		90,000	66	(147)	0	(81)

HUS	Pay	1-Year BRL-CDI	13.770%	04/01/2016	BRL	323,800	0	(451)	0	(451)
	Pay	1-Year BRL-CDI	15.025%	07/01/2016		747,000	0	(346)	0	(346)
	Pay	1-Year BRL-CDI	8.320%	01/02/2017		531,100	672	(17,140)	0	(16,468)
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		925,900	14	5,445	5,459	0
	Receive	1-Year BRL-CDI	13.820%	01/02/2017		660,000	(24)	2,835	2,811	0
	Pay	1-Year BRL-CDI	15.230%	01/02/2017		254,100	26	(191)	0	(165)
	Pay	1-Year BRL-CDI	14.720%	01/02/2018		426,940	338	(1,963)	0	(1,625)
	Pay	1-Year BRL-CDI	15.500%	01/02/2018		279,000	(26)	(189)	0	(215)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		189,000	76	(4,414)	0	(4,338)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		39,000	(42)	(784)	0	(826)
	Pay	1-Year BRL-CDI	12.800%	01/04/2021		88,700	(196)	(1,382)	0	(1,578)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,140,000	(9)	(627)	0	(636)
	Receive	3-Month COP-IBR Compounded-OIS	6.440%	07/01/2025		3,940,000	0	74	74	0
	Receive	3-Month COP-IBR Compounded-OIS	6.420%	07/02/2025		10,000,000	0	193	193	0
	Pay	3-Month MYR-KLIBOR	4.170%	08/13/2020	MYR	16,520	0	(20)	0	(20)
	Pay	3-Month MYR-KLIBOR	4.225%	08/14/2020		17,860	0	(12)	0	(12)
	Pay	3-Month ZAR-JIBAR	7.500%	12/18/2018	ZAR	97,100	(17)	24	7	0
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023		306,700	(515)	(366)	0	(881)
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2024		35,333	(15)	(122)	0	(137)
	Pay	3-Month ZAR-JIBAR	8.815%	03/16/2031		210,000	0	21	21	0
	Pay	6-Month THB-THBFIX	2.260%	12/18/2019	THB	1,418,500	(3)	263	260	0
	Pay	6-Month THB-THBFIX	2.123%	01/28/2020		221,900	0	(3)	0	(3)
	Pay	6-Month THB-THBFIX	2.040%	08/17/2020		743,000	0	(195)	0	(195)
	Pay	6-Month THB-THBFIX	2.505%	01/28/2025		389,100	(1)	(205)	0	(206)

JPM	Receive	3-Month COP-IBR Compounded-OIS	6.420%	07/02/2025	COP	7,000,000	0	135	135	0

JPM	Receive	1-Year BRL-CDI	12.255%	01/02/2017	BRL	650,800	(550)	4,387	3,837	0
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		186,500	(271)	(3,199)	0	(3,470)
	Receive	1-Year BRL-CDI	12.860%	01/02/2018		430,600	0	5,097	5,097	0
	Pay	3-Month COP-IBR Compounded-OIS	5.220%	03/13/2019	COP	5,000,000	(1)	(40)	0	(41)
	Pay	3-Month COP-IBR Compounded-OIS	5.230%	05/28/2020		28,690,000	(1)	(402)	0	(403)
	Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016	MYR	462,100	97	(609)	0	(512)
	Pay	3-Month MYR-KLIBOR	3.330%	04/19/2018		40,940	0	(176)	0	(176)
	Pay	3-Month MYR-KLIBOR	4.210%	08/11/2020		13,078	0	(10)	0	(10)
	Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020		18,600	0	(9)	0	(9)
	Pay	3-Month ZAR-JIBAR	8.000%	06/19/2023	ZAR	118,200	(132)	39	0	(93)
	Pay	6-Month THB-THBFIX	3.480%	08/19/2016	THB	5,055,400	328	2,229	2,557	0
	Pay	6-Month THB-THBFIX	3.320%	07/29/2020		413,900	(4)	600	596	0

MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	9,100	(5)	(286)	0	(291)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		43,100	3	(1,276)	0	(1,273)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		478,400	2,851	(15,752)	0	(12,901)
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		148,600	(139)	1,015	876	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		437,430	(940)	(5,263)	0	(6,203)

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	13.375%	01/02/2018	BRL	406,200	$0	$(3,834)	$0	$(3,834)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		73,100	(112)	(1,436)	0	(1,548)
	Receive	1-Year BRL-CDI	13.320%	01/04/2021		244,800	0	3,340	3,340	0
	Pay	3-Month COP-IBR Compounded-OIS	4.795%	03/03/2020	COP	28,095,000	0	(523)	0	(523)
	Receive	3-Month COP-IBR Compounded-OIS	6.420%	07/02/2025		16,260,000	0	315	315	0
	Pay	3-Month ZAR-JIBAR	8.500%	03/16/2031	ZAR	295,000	(309)	(209)	0	(518)
	Pay	6-Month HUF-BBR	6.180%	08/24/2020	HUF	2,950,000	0	2,138	2,138	0

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	17,400	(18)	(542)	0	(560)
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		75,000	0	(2,240)	0	(2,240)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		193,500	272	(5,377)	0	(5,105)
	Receive	1-Year BRL-CDI	10.910%	01/02/2017		28,300	118	226	344	0
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		490,200	(656)	(8,464)	0	(9,120)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		435,100	(314)	(5,856)	0	(6,170)

							$(640)	$(91,927)	$58,353	$(150,920)

Total Swap Agreements							$(1,613)	$(101,438)	$58,527	$(161,578)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $233,555 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
AZD	$16	$0	$0	$16	$(4,235)	$0	$0	$(4,235)	$(4,219)	$4,740	$521
BOA	11,718	0	5,593	17,311	(10,675)	(2,116)	(24,012)	(36,803)	(19,492)	20,006	514
BPS	61,835	0	8,399	70,234	(10,157)	0	(10,911)	(21,068)	49,166	(49,950)	(784)
BRC	15,557	0	3,139	18,696	(27,057)	0	(6,677)	(33,734)	(15,038)	19,957	4,919
CBK	5,743	279	2,017	8,039	(8,747)	(1,164)	(11,119)	(21,030)	(12,991)	46,861	33,870
DUB	35,136	0	5,218	40,354	(15,157)	(3,961)	(11,198)	(30,316)	10,038	(13,880)	(3,842)
FBF	2,650	60	3,388	6,098	(50,028)	0	(3,484)	(53,512)	(47,414)	60,945	13,531
GLM	69,651	0	2,607	72,258	(21,808)	(324)	(9,809)	(31,941)	40,317	(38,750)	1,567
GST	0	0	27	27	0	0	(832)	(832)	(805)	785	(20)
HUS	13,064	2,780	8,828	24,672	(5,564)	(9,239)	(28,279)	(43,082)	(18,410)	17,768	(642)
JPM	56,979	0	12,222	69,201	(22,441)	(3,201)	(4,899)	(30,541)	38,660	(42,613)	(3,953)
MSB	5,948	0	0	5,948	(5,167)	0	0	(5,167)	781	(1,340)	(559)
MYC	0	0	6,745	6,745	0	0	(27,163)	(27,163)	(20,418)	21,732	1,314
NGF	10,576	0	0	10,576	0	0	0	0	10,576	(11,340)	(764)
SCX	1,208	0	0	1,208	(2,295)	0	0	(2,295)	(1,087)	1,747	660
SOG	2,851	0	0	2,851	(1,477)	0	0	(1,477)	1,374	(1,570)	(196)
UAG	8,727	0	344	9,071	(9,139)	(833)	(23,195)	(33,167)	(24,096)	39,015	14,919

Total Over the Counter	$301,659	$3,119	$58,527	$363,305	$(193,947)	$(20,838)	$(161,578)	$(376,363)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$2,002	$2,002

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$301,659	$0	$301,659
Purchased Options	0	0	0	3,119	0	3,119
Swap Agreements	0	174	0	0	58,353	58,527

	$0	$174	$0	$304,778	$58,353	$363,305

	$0	$174	$0	$304,778	$60,355	$365,307

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$181	$181

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$193,947	$0	$193,947
Written Options	0	0	0	20,838	0	20,838
Swap Agreements	0	10,658	0	0	150,920	161,578

	$0	$10,658	$0	$214,785	$150,920	$376,363

	$0	$10,658	$0	$214,785	$151,101	$376,544

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(1,789)	$(1,789)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(219,066)	$0	$(219,066)
Purchased Options	0	0	1,254	4,168	0	5,422
Written Options	0	0	1,786	16,183	0	17,969
Swap Agreements	0	702	0	0	5,926	6,628

	$0	$702	$3,040	$(198,715)	$5,926	$(189,047)

	$0	$702	$3,040	$(198,715)	$4,137	$(190,836)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(6,937)	$(6,937)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$78,792	$0	$78,792
Purchased Options	0	0	(2,597)	(1,932)	0	(4,529)
Written Options	0	0	(1,778)	(5,647)	0	(7,425)
Swap Agreements	0	(4,713)	0	0	(43,107)	(47,820)

	$0	$(4,713)	$(4,375)	$71,213	$(43,107)	$19,018

	$0	$(4,713)	$(4,375)	$71,213	$(50,044)	$12,081

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$917	$0	$917
Brazil
Corporate Bonds & Notes	0	239,362	0	239,362
Sovereign Issues	0	735,718	0	735,718
Canada
Corporate Bonds & Notes	0	14,993	0	14,993
Cayman Islands
Asset-Backed Securities	0	2,553	0	2,553
Corporate Bonds & Notes	0	29,655	2,426	32,081
Chile
Corporate Bonds & Notes	0	14,199	0	14,199
Sovereign Issues	0	6,527	0	6,527
China
Corporate Bonds & Notes	0	19,095	0	19,095
Sovereign Issues	0	4,115	0	4,115
Colombia
Corporate Bonds & Notes	0	41,327	0	41,327
Sovereign Issues	0	329,467	0	329,467
El Salvador
Sovereign Issues	0	6,245	0	6,245
Germany
Corporate Bonds & Notes	0	1,792	0	1,792
Hong Kong
Corporate Bonds & Notes	0	21,280	0	21,280
Hungary
Sovereign Issues	0	22,906	0	22,906
India
Corporate Bonds & Notes	0	14,248	0	14,248
Indonesia
Corporate Bonds & Notes	0	67,324	0	67,324
Sovereign Issues	0	363,135	0	363,135
Ireland
Corporate Bonds & Notes	0	100,631	0	100,631
Israel
Corporate Bonds & Notes	0	14,839	0	14,839
Kazakhstan
Corporate Bonds & Notes	0	64,663	0	64,663
Luxembourg
Corporate Bonds & Notes	0	154,802	0	154,802
Malaysia
Sovereign Issues	0	282,636	0	282,636
Mexico
Corporate Bonds & Notes	0	129,604	346	129,950
Sovereign Issues	0	135,588	0	135,588
Netherlands
Corporate Bonds & Notes	0	8,577	0	8,577
Peru
Sovereign Issues	0	64,942	0	64,942
Philippines
Corporate Bonds & Notes	0	949	0	949
Sovereign Issues	0	57,045	0	57,045
Poland
Sovereign Issues	0	497,034	0	497,034
Qatar
Corporate Bonds & Notes	0	1,625	0	1,625
Romania
Sovereign Issues	0	88,468	0	88,468

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Russia
Corporate Bonds & Notes	$0	$18,012	$0	$18,012
Sovereign Issues	0	101,798	0	101,798
South Africa
Corporate Bonds & Notes	0	10,169	0	10,169
Sovereign Issues	0	358,365	0	358,365
South Korea
Corporate Bonds & Notes	0	17,732	0	17,732
Sovereign Issues	0	24,846	0	24,846
Sri Lanka
Sovereign Issues	0	6,032	0	6,032
Thailand
Sovereign Issues	0	63,659	0	63,659
Turkey
Corporate Bonds & Notes	0	12,320	0	12,320
Sovereign Issues	0	329,628	0	329,628
United Kingdom
Corporate Bonds & Notes	0	2,107	0	2,107
United States
Asset-Backed Securities	0	6,514	0	6,514
Corporate Bonds & Notes	0	107,359	0	107,359
Mortgage-Backed Securities	0	4,235	0	4,235
U.S. Government Agencies	0	40	0	40
Virgin Islands (British)
Corporate Bonds & Notes	0	44,523	0	44,523
Short-Term Instruments
Repurchase Agreements	0	5,187	0	5,187
China Treasury Bills	0	1,922	0	1,922
Japan Treasury Bills	0	63,518	0	63,518
U.S. Treasury Bills	0	234,644	0	234,644
	$0	$4,948,871	$2,772	$4,951,643

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,159,871	$0	$0	$1,159,871

Total Investments	$1,159,871	$4,948,871	$2,772	$6,111,514

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,287)	$0	$(3,287)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,002	0	2,002
Over the counter	0	363,305	0	363,305
	$0	$365,307	$0	$365,307

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(181)	0	(181)
Over the counter	0	(376,363)	0	(376,363)
	$0	$(376,544)	$0	$(376,544)

Totals	$1,159,871	$4,934,347	$2,772	$6,096,990

There were no significant transfers between Level 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.0%

AZERBAIJAN 0.5%

SOVEREIGN ISSUES 0.5%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$10,700	$10,058

Total Azerbaijan (Cost $10,517)			10,058

BRAZIL 9.1%

CORPORATE BONDS & NOTES 7.6%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$3,300	2,623
Banco do Brasil S.A.
3.875% due 10/10/2022		36,450	28,294
9.250% due 04/15/2023 (d)		2,500	1,519
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		24,900	19,796
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		3,405	2,571
6.875% due 07/30/2019		7,350	6,587
CSN Islands Corp.
6.875% due 09/21/2019 (f)		800	380
Petrobras Global Finance BV
5.375% due 01/27/2021		4,400	3,222
5.625% due 05/20/2043		8,900	5,496
5.750% due 01/20/2020		20,746	15,611
6.250% due 03/17/2024		7,500	5,494
6.750% due 01/27/2041 (f)		1,600	1,032
6.850% due 06/05/2115		8,600	5,461
6.875% due 01/20/2040		3,600	2,344
7.875% due 03/15/2019		47,360	39,058
Samarco Mineracao S.A.
5.750% due 10/24/2023		8,900	7,587

			147,075

SOVEREIGN ISSUES 1.5%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		200	184
Brazil Government International Bond
4.250% due 01/07/2025 (f)		3,600	3,155
5.625% due 01/07/2041		1,350	1,100
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	135,300	24,401

			28,840

Total Brazil (Cost $228,527)			175,915

CAYMAN ISLANDS 1.9%

CORPORATE BONDS & NOTES 1.9%
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$500	540
CAR, Inc.
6.125% due 02/04/2020		2,500	2,487
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		2,500	2,738
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (c)		7,400	4,070
Lamar Funding Ltd.
3.958% due 05/07/2025		8,100	7,604
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		4,800	4,668
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		31,048	11,255

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		$3,958	$1,033
6.750% due 10/01/2023		8,558	2,341

Total Cayman Islands (Cost $64,580)			36,736

CHILE 4.0%

CORPORATE BONDS & NOTES 3.9%
Banco del Estado de Chile
3.875% due 02/08/2022		$200	204
Banco Santander Chile
3.875% due 09/20/2022		3,610	3,609
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		3,300	3,463
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		8,600	6,684
4.500% due 08/13/2023		800	795
4.500% due 09/16/2025		9,800	9,431
4.875% due 11/04/2044		2,200	1,872
Corpbanca S.A.
3.875% due 09/22/2019		10,000	10,120
E.CL S.A.
5.625% due 01/15/2021		10,500	11,485
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		13,500	13,482
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,311
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		8,000	7,720

			75,176

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,886

Total Chile (Cost $77,565)			77,062

CHINA 0.6%

CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		$5,710	5,879
Three Gorges Finance Cayman Islands Ltd.
3.700% due 06/10/2025		2,800	2,861

			8,740

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	139	22
5.840% due 01/03/2019		3,510	595
China Government International Bond
3.290% due 04/18/2020		8,250	1,310
3.380% due 05/23/2023		1,200	190
4.080% due 08/22/2023		1,100	183

			2,300

Total China (Cost $10,742)			11,040

COLOMBIA 3.0%

CORPORATE BONDS & NOTES 2.4%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,314
Ecopetrol S.A.
5.375% due 06/26/2026		4,000	3,495
5.875% due 09/18/2023		8,200	7,913
5.875% due 05/28/2045		19,400	14,744

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 09/18/2043	$13,000	$11,928
7.625% due 07/23/2019	5,900	6,503

		45,897

SOVEREIGN ISSUES 0.6%
Colombia Government International Bond
6.125% due 01/18/2041	3,200	3,184
7.375% due 09/18/2037	7,275	8,203

		11,387

Total Colombia (Cost $64,836)		57,284

COSTA RICA 0.6%

SOVEREIGN ISSUES 0.6%
Costa Rica Government International Bond
4.250% due 01/26/2023	$8,130	7,113
4.375% due 04/30/2025	200	169
5.625% due 04/30/2043	6,300	4,780

Total Costa Rica (Cost $14,587)		12,062

DOMINICAN REPUBLIC 0.3%

SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond
5.500% due 01/27/2025	$4,100	3,977
6.850% due 01/27/2045	2,800	2,709

Total Dominican Republic (Cost $7,093)		6,686

ECUADOR 0.1%

SOVEREIGN ISSUES 0.1%
Ecuador Government International Bond
10.500% due 03/24/2020	$2,200	1,661

Total Ecuador (Cost $2,361)		1,661

EL SALVADOR 2.2%

SOVEREIGN ISSUES 2.2%
El Salvador Government International Bond
5.875% due 01/30/2025	$13,400	11,658
6.375% due 01/18/2027	3,900	3,442
7.625% due 09/21/2034	3,070	2,966
7.625% due 02/01/2041	9,400	8,354
7.650% due 06/15/2035	9,350	8,380
7.750% due 01/24/2023	500	500
8.250% due 04/10/2032	7,210	7,102

Total El Salvador (Cost $51,389)		42,402

ETHIOPIA 0.2%

SOVEREIGN ISSUES 0.2%
Federal Democratic Republic of Ethiopia
6.625% due 12/11/2024	$4,000	3,675

Total Ethiopia (Cost $3,984)		3,675

GABON 0.4%

SOVEREIGN ISSUES 0.4%
Gabonese Republic Government International Bond
6.375% due 12/12/2024	$10,004	8,322

Total Gabon (Cost $9,906)		8,322

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUATEMALA 1.6%

SOVEREIGN ISSUES 1.6%
Guatemala Government International Bond
4.875% due 02/13/2028		$7,200	$7,038
5.750% due 06/06/2022		22,500	23,681

Total Guatemala (Cost $30,513)			30,719

HONG KONG 0.9%

CORPORATE BONDS & NOTES 0.9%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		$4,900	4,835
CNOOC Finance USA LLC
3.500% due 05/05/2025		6,100	5,817
Nexen Energy ULC
6.400% due 05/15/2037		1,130	1,337
7.500% due 07/30/2039		3,370	4,502

Total Hong Kong (Cost $16,560)			16,491

INDIA 0.0%

CORPORATE BONDS & NOTES 0.0%
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016		$200	204

Total India (Cost $201)			204

INDONESIA 7.7%

CORPORATE BONDS & NOTES 4.0%
Majapahit Holding BV
7.750% due 01/20/2020		$15,207	16,956
Pelabuhan Indonesia PT
4.250% due 05/05/2025		6,000	5,257
5.375% due 05/05/2045		1,600	1,266
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,161
6.000% due 05/03/2042		28,658	23,832
6.450% due 05/30/2044		23,600	20,588

			77,060

SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
4.625% due 04/15/2043		27,400	23,012
5.375% due 10/17/2023		5,000	5,187
5.875% due 03/13/2020		8,008	8,749
6.625% due 02/17/2037		6,360	6,720
6.750% due 01/15/2044		14,700	15,635
7.750% due 01/17/2038		7,225	8,515
8.500% due 10/12/2035		2,400	3,027

			70,845

Total Indonesia (Cost $161,377)			147,905

IRELAND 4.9%

CORPORATE BONDS & NOTES 4.9%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$20,800	18,029
6.604% due 02/03/2021		18,700	18,793
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		8,200	8,097
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,338
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,100	2,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017 (f)	$3,940	$3,968
6.025% due 07/05/2022	32,515	30,824
6.902% due 07/09/2020	10,160	10,251

Total Ireland (Cost $98,160)		93,454

ISRAEL 0.4%

CORPORATE BONDS & NOTES 0.4%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$7,000	7,910

Total Israel (Cost $7,861)		7,910

IVORY COAST 0.3%

SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond
5.375% due 07/23/2024	$7,100	6,231

Total Ivory Coast (Cost $6,976)		6,231

JAMAICA 0.2%

SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028	$1,500	1,515
7.875% due 07/28/2045	1,700	1,704

Total Jamaica (Cost $3,199)		3,219

KAZAKHSTAN 5.0%

CORPORATE BONDS & NOTES 3.9%
KazMunayGas National Co. JSC
4.400% due 04/30/2023	$200	169
5.750% due 04/30/2043	21,250	15,438
6.000% due 11/07/2044	5,500	4,049
6.375% due 04/09/2021	21,980	21,595
7.000% due 05/05/2020	32,500	33,012

		74,263

SOVEREIGN ISSUES 1.1%
Kazakhstan Government International Bond
3.875% due 10/14/2024 (f)	1,700	1,534
4.875% due 10/14/2044	12,200	9,729
5.125% due 07/21/2025	7,800	7,547
6.500% due 07/21/2045	3,300	3,112

		21,922

Total Kazakhstan (Cost $107,787)		96,185

LITHUANIA 0.1%

SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021	$1,600	1,871

Total Lithuania (Cost $1,790)		1,871

LUXEMBOURG 6.2%

CORPORATE BONDS & NOTES 6.2%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$5,700	4,945
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	6,520	6,023
5.999% due 01/23/2021	1,160	1,144
6.510% due 03/07/2022	14,913	14,797
7.288% due 08/16/2037	2,000	1,922
9.250% due 04/23/2019	14,230	15,761

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Millicom International Cellular S.A.
6.000% due 03/15/2025		$1,200	$1,089
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		7,150	7,258
7.750% due 05/29/2018		17,250	17,897
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		14,100	14,356
5.180% due 06/28/2019		4,200	4,245
5.400% due 03/24/2017		17,700	18,039
5.717% due 06/16/2021		7,900	7,941
6.125% due 02/07/2022		2,585	2,634
Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022		410	398

Total Luxembourg (Cost $122,486)			118,449

MALAYSIA 0.0%

CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	836

Total Malaysia (Cost $889)			836

		SHARES
MEXICO 11.7%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		93,349	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 10.1%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$1,620	1,608
BBVA Bancomer S.A.
6.750% due 09/30/2022		350	380
Cemex S.A.B. de C.V.
6.125% due 05/05/2025 (f)		3,300	3,011
Comision Federal de Electricidad
4.875% due 01/15/2024		7,100	7,228
5.750% due 02/14/2042		5,100	4,641
6.125% due 06/16/2045		4,900	4,630
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		900	27
Petroleos Mexicanos
3.500% due 01/30/2023		600	542
4.875% due 01/24/2022		41,575	41,419
5.500% due 06/27/2044		29,630	23,926
6.375% due 01/23/2045		9,400	8,492
6.500% due 06/02/2041		96,570	89,424
6.625% due 06/15/2035		9,375	8,836
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		4,900	221

			194,385

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	8,100	7,501
4.600% due 01/23/2046		$6,412	5,731
5.550% due 01/21/2045		3,120	3,214
5.750% due 10/12/2110		5,300	4,982
6.050% due 01/11/2040		8,702	9,561

			30,989

Total Mexico (Cost $268,492)			225,374

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
5.125% due 12/05/2022	$10,630	$8,757

Total Mongolia (Cost $10,580)		8,757

MOROCCO 0.4%

SOVEREIGN ISSUES 0.4%
Morocco Government International Bond
4.250% due 12/11/2022	$1,850	1,875
5.500% due 12/11/2042	5,800	5,773

Total Morocco (Cost $8,006)		7,648

NETHERLANDS 1.2%

CORPORATE BONDS & NOTES 1.2%
CIMPOR Financial Operations BV
5.750% due 07/17/2024	$21,200	14,437
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	8,700	8,235

Total Netherlands (Cost $29,059)		22,672

PANAMA 1.6%

CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028	$1,673	1,723

SOVEREIGN ISSUES 1.5%
Panama Government International Bond
4.000% due 09/22/2024	2,200	2,181
7.125% due 01/29/2026	9,842	12,253
8.125% due 04/28/2034	2,860	3,725
8.875% due 09/30/2027	6,235	8,605
9.375% due 01/16/2023	900	1,226

		27,990

Total Panama (Cost $29,708)		29,713

PARAGUAY 0.5%

SOVEREIGN ISSUES 0.5%
Republic of Paraguay
4.625% due 01/25/2023	$3,700	3,654
6.100% due 08/11/2044	5,700	5,600

Total Paraguay (Cost $9,510)		9,254

PERU 1.0%

CORPORATE BONDS & NOTES 0.6%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	$7,400	7,548
Union Andina de Cementos SAA
5.875% due 10/30/2021	3,400	3,281

		10,829

SOVEREIGN ISSUES 0.4%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,161

Total Peru (Cost $18,471)		17,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 0.1%

CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021	$940	$1,036

Total Philippines (Cost $975)		1,036

RUSSIA 2.4%

CORPORATE BONDS & NOTES 2.3%
SCF Capital Ltd.
5.375% due 10/27/2017	$27,845	27,191
Sibur Securities Ltd.
3.914% due 01/31/2018	16,600	16,227
VimpelCom Holdings BV
5.200% due 02/13/2019	100	98

		43,516

SOVEREIGN ISSUES 0.1%
Russia Government International Bond
12.750% due 06/24/2028	1,525	2,404

Total Russia (Cost $47,552)		45,920

SENEGAL 0.4%

SOVEREIGN ISSUES 0.4%
Senegal Government International Bond
8.750% due 05/13/2021	$6,600	6,950

Total Senegal (Cost $7,507)		6,950

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%
Republic of Serbia
5.875% due 12/03/2018	$900	944

Total Serbia (Cost $928)		944

SLOVENIA 0.8%

SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
5.250% due 02/18/2024	$14,100	15,563

Total Slovenia (Cost $14,414)		15,563

SOUTH AFRICA 2.8%

CORPORATE BONDS & NOTES 2.4%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$2,950	2,784
6.500% due 04/15/2040	1,300	1,012
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	24,700	23,280
6.750% due 08/06/2023	10,800	10,152
Myriad International Holdings BV
5.500% due 07/21/2025	4,800	4,721
Transnet SOC Ltd.
4.000% due 07/26/2022	5,000	4,634

		46,583

SOVEREIGN ISSUES 0.4%
South Africa Government International Bond
5.375% due 07/24/2044	7,700	7,209

Total South Africa (Cost $58,531)		53,792

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 0.0%

CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
0.819% due 09/30/2019	EUR	100	$109

SOVEREIGN ISSUES 0.0%
Autonomous Community of Valencia
2.289% due 09/03/2017		250	286

Total Spain (Cost $438)			395

SRI LANKA 0.4%

CORPORATE BONDS & NOTES 0.4%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,277

Total Sri Lanka (Cost $7,600)			7,277

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$2,400	2,419

Total Supranational (Cost $2,378)			2,419

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022		$1,800	1,863

Total Sweden (Cost $1,865)			1,863

TRINIDAD AND TOBAGO 0.5%

CORPORATE BONDS & NOTES 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$7,928	7,709
9.750% due 08/14/2019		1,475	1,586

Total Trinidad and Tobago (Cost $9,610)			9,295

TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	678

Total Tunisia (Cost $980)			678

TURKEY 2.6%

CORPORATE BONDS & NOTES 0.5%
Arcelik A/S
5.000% due 04/03/2023		$6,990	6,234
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,834	2,767

			9,001

SOVEREIGN ISSUES 2.1%
Turkey Government International Bond
6.000% due 01/14/2041		16,580	16,207
6.750% due 05/30/2040		15,900	16,993
6.875% due 03/17/2036		2,400	2,603
7.250% due 03/05/2038		1,000	1,132
8.000% due 02/14/2034		3,100	3,753

			40,688

Total Turkey (Cost $56,460)			49,689

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
3.250% due 05/18/2020	$4,000	$3,995

Total United Arab Emirates (Cost $3,994)		3,995

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)	$500	500
8.000% due 08/10/2025 (d)	200	202

Total United Kingdom (Cost $700)		702

UNITED STATES 2.5%

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037	$424	230
6.000% due 07/25/2047 ^	160	129

		359

CORPORATE BONDS & NOTES 1.6%
California Resources Corp.
5.000% due 01/15/2020	3,950	2,560
5.500% due 09/15/2021	3,800	2,337
CCO Safari LLC
4.908% due 07/23/2025	1,100	1,097
6.384% due 10/23/2035	700	710
6.484% due 10/23/2045	1,500	1,516
6.834% due 10/23/2055	500	499
Rio Oil Finance Trust
6.250% due 07/06/2024	24,350	15,645
6.750% due 01/06/2027	5,850	3,632
Southern Copper Corp.
5.250% due 11/08/2042	2,100	1,599
Terraform Global Operating LLC
9.750% due 08/15/2022	2,400	1,926

		31,521

MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
2.809% due 11/25/2035 ^	330	283
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,890	1,988
Banc of America Funding Trust
2.662% due 11/20/2035 ^	257	229
5.888% due 04/25/2037 ^	366	331
Bear Stearns Adjustable Rate Mortgage Trust
2.492% due 02/25/2036 ^	233	196
2.551% due 01/25/2035	38	37
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035	619	603
2.622% due 07/25/2046 ^	191	167
Countrywide Alternative Loan Trust
0.364% due 01/25/2037 ^	209	203
5.750% due 03/25/2037 ^	271	243
6.250% due 11/25/2036 ^	178	168
Countrywide Home Loan Mortgage Pass-Through Trust
2.505% due 04/20/2036 ^	154	132
2.509% due 03/25/2037 ^	189	154
2.596% due 02/25/2047 ^	205	182
2.674% due 09/25/2047 ^	122	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	$330	$230
6.172% due 06/25/2036 ^	505	292
Deutsche ALT-A Securities, Inc.
2.888% due 10/25/2035	161	131
5.000% due 10/25/2018	81	83
5.500% due 12/25/2035 ^	370	324
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	238	199
5.886% due 10/25/2036 ^	238	199
HarborView Mortgage Loan Trust
4.803% due 08/19/2036 ^	77	70
IndyMac Mortgage Loan Trust
0.494% due 06/25/2037 ^	200	110
2.852% due 10/25/2035	229	192
4.214% due 06/25/2036	297	276
4.725% due 08/25/2036	334	323
JPMorgan Mortgage Trust
2.539% due 08/25/2035	337	334
2.696% due 04/25/2035	82	83
4.740% due 11/25/2035	183	175
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	600	624
Luminent Mortgage Trust
0.374% due 12/25/2036 ^	172	142
MASTR Alternative Loan Trust
0.594% due 03/25/2036	163	40
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	635
Morgan Stanley Capital Trust
6.114% due 06/11/2049	338	359
Sequoia Mortgage Trust
2.349% due 01/20/2047 ^	112	92
Structured Adjustable Rate Mortgage Loan Trust
2.034% due 10/25/2037 ^	180	121
2.562% due 11/25/2035 ^	208	166
2.769% due 09/25/2036 ^	457	295
3.877% due 05/25/2036 ^	768	710
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	92
WaMu Mortgage Pass-Through Certificates Trust
1.798% due 01/25/2037 ^	238	203
1.958% due 04/25/2037 ^	165	144
2.163% due 05/25/2037 ^	330	272
2.290% due 12/25/2036 ^	522	473

		12,415

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	111
Israel Government AID Bond
5.500% due 04/26/2024	100	124

		235

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (j)	3,976	3,972
U.S. Treasury Notes
0.375% due 01/15/2016 (j)	1,850	1,852

		5,824

Total United States (Cost $64,403)		50,354

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 0.6%

SOVEREIGN ISSUES 0.6%
Uruguay Government International Bond
4.500% due 08/14/2024		$8,218	$8,320
7.875% due 01/15/2033		2,850	3,577

Total Uruguay (Cost $12,253)			11,897

VENEZUELA 3.2%

CORPORATE BONDS & NOTES 1.8%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$8,095	3,678
5.375% due 04/12/2027		72,899	23,510
5.500% due 04/12/2037		22,263	7,024
9.750% due 05/17/2035		3,350	1,251

			35,463

SOVEREIGN ISSUES 1.4%
Venezuela Government International Bond
6.000% due 12/09/2020		7,180	2,405
7.000% due 03/31/2038		19,240	6,349
7.650% due 04/21/2025		17,989	6,027
8.250% due 10/13/2024		36,839	12,525
9.000% due 05/07/2023		1,282	446
9.250% due 05/07/2028		240	82

			27,834

Total Venezuela (Cost $133,869)			63,297

VIETNAM 0.1%

SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$1,800	1,760

Total Vietnam (Cost $1,607)			1,760

VIRGIN ISLANDS (BRITISH) 4.3%

CORPORATE BONDS & NOTES 4.3%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$7,900	6,913
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		12,600	10,206
GTL Trade Finance, Inc.
5.893% due 04/29/2024		11,268	9,324
Rosneft Finance S.A.
6.625% due 03/20/2017		42,700	44,141
7.250% due 02/02/2020		7,550	7,682
7.875% due 03/13/2018		3,500	3,687

Total Virgin Islands (British) (Cost $86,836)			81,953

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022		$3,900	2,792

Total Zambia (Cost $3,872)			2,792

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS (e) 0.1%
			1,440

CHINA TREASURY BILLS 0.1%
3.320% due 10/13/2015	CNY	6,900	1,070

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.4%
0.102% due 11/12/2015 - 02/18/2016 (b)(h)(j)	$27,398	$27,397

Total Short-Term Instruments (Cost $29,941)		29,907

Total Investments in Securities (Cost $2,024,425)		1,730,263

	SHARES
INVESTMENTS IN AFFILIATES 9.9%

SHORT-TERM INSTRUMENTS 9.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	19,264,432	191,007

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $191,052)	$191,007

Total Investments in Affiliates (Cost $191,052)	191,007

Total Investments 99.9% (Cost $2,215,477)	$1,921,270

Financial Derivative Instruments (g)(i) (1.4%) (Cost or Premiums, net $(9,456))	(26,580)

Other Assets and Liabilities, net 1.5%	28,385

Net Assets 100.0%	$1,923,075

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,440	U.S. Treasury Notes 1.875% due 06/30/2020	$(1,470)	$1,440	$1,440

Total Repurchase Agreements						$(1,470)	$1,440	$1,440

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(2.000%)	06/12/2015	TBD	(2)	$(747)	$(742)
	(2.000%)	09/16/2015	TBD	(2)	(3,158)	(3,155)
	(1.250%)	09/21/2015	TBD	(2)	(814)	(814)
	(1.000%)	07/29/2015	TBD	(2)	(3,172)	(3,167)
CFR	(2.000%)	07/15/2015	TBD	(2)	(3,185)	(3,171)
	(2.000%)	07/31/2015	TBD	(2)	(284)	(283)
	(1.000%)	07/15/2015	TBD	(2)	(1,509)	(1,506)

Total Reverse Repurchase Agreements						$(12,838)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $13,249 at a weighted average interest rate of (1.410%).

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $12,493 and cash of $254 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BRC	$0	$(7,878)	$0	$(7,878)	$7,894	$16
CFR	0	(4,960)	0	(4,960)	4,853	(107)
SSB	1,440	0	0	1,440	(1,470)	(30)

Total Borrowings and Other Financing Transactions	$1,440	$(12,838)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(7,878)	$(7,878)
Sovereign Issues	0	0	0	(4,960)	(4,960)

Total Borrowings	$0	$0	$0	$(12,838)	$(12,838)

Gross amount of recognized liabilities for reverse repurchase agreements					$(12,838)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Short	12/2015	113	$(10)	$9	$0

Total Futures Contracts				$(10)	$9	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
CDX.EM-23 5-Year Index	1.000%	06/20/2020	$	12,300	$(1,425)	$(350)	$124	$0
CDX.EM-24 5-Year Index	1.000%	12/20/2020		74,500	(9,460)	(546)	487	0

					$(10,885)	$(896)	$611	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month USD-LIBOR	2.350%	10/02/2025	$300	$(9)	$(7)	$0	$(9)

Total Swap Agreements					$(10,894)	$(903)	$611	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $1,287 and cash of $12,559 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$9	$737	$746	$0	$0	$(9)	$(9)

(4)	Unsettled variation margin asset of $126 for closed swap agreements is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	117,644	$		29,612	$0	$(63)
	10/2015		KRW	3,517,110			2,962	0	(3)
	10/2015	$		32,467		BRL	117,644	0	(2,793)
	07/2016		BRL	128,358	$		32,467	2,719	0

BPS	10/2015			53,051			13,738	374	(18)
	10/2015	$		14,188		BRL	53,051	67	(873)
	11/2015		BRL	17,331	$		4,257	0	(66)
	12/2015	$		21,731		MXN	369,810	12	0
	07/2016		BRL	38,962	$		9,883	853	0

BRC	10/2015		KRW	292,370			252	5	0

DUB	10/2015		BRL	174,343			43,542	0	(434)
	10/2015	$		43,883		BRL	174,343	93	0
	11/2015		TWD	336,162	$		10,510	353	0
	11/2015	$		38,797		BRL	157,012	373	0
	10/2016		BRL	50,277	$		13,830	2,422	0

FBF	10/2015		MYR	963			246	27	0
	10/2015		SGD	7,579			5,386	62	0
	11/2015		CNY	23,050			3,555	0	(53)

GLM	11/2015		GBP	741			1,137	16	0
	11/2015	$		1,497		JPY	179,900	4	0

HUS	10/2015		EUR	27,087	$		30,868	601	0
	10/2015	$		255		KRW	289,926	0	(10)
	10/2015			5,313		SGD	7,579	12	0
	12/2015		SGD	7,579	$		5,302	0	(12)

JPM	10/2015		BRL	22,021			5,543	0	(12)
	10/2015	$		6,117		BRL	22,021	0	(562)
	11/2015			7,035		EUR	6,271	0	(25)
	11/2015			234		INR	15,214	0	(3)

MSB	10/2015		JPY	282,300	$		2,348	0	(5)
	10/2015		TWD	18,115			559	11	0
	10/2015	$		2,351		JPY	282,300	3	0
	11/2015		JPY	282,300	$		2,352	0	(3)
	02/2016		BRL	60,896			16,588	1,843	0

UAG	10/2015		THB	207,459			5,803	91	0
	10/2015	$		30,302		EUR	27,087	0	(35)
	11/2015		EUR	27,087	$		30,316	35	0

Total Forward Foreign Currency Contracts								$9,976	$(4,970)

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus MYR	MYR	4.300	11/16/2015	$2,900	$(48)	$(102)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(11)

Total Written Options						$(165)	$(113)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in EUR		Premiums
Balance at Beginning of Period	$90,363	EUR	6	$(2,898)
Sales	93,300		73,400	(1,283)
Closing Buys	(39,200)		(55,006)	2,767
Expirations	(117,200)		(18,400)	840
Exercised	(15,263)		0	409

Balance at End of Period	$12,000	EUR	0	$(165)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Russia Government International Bond	(1.000%	)	03/20/2020	3.374%	$ 4,200	$763	$(361)	$402	$0
	Turkey Government International Bond	(1.000%	)	09/20/2020	3.050%	1,700	148	8	156	0

GST	Turkey Government International Bond	(1.000%	)	09/20/2020	3.050%	1,700	147	10	157	0

HUS	Russia Government International Bond	(1.000%	)	12/20/2019	3.343%	5,000	473	(23)	450	0

JPM	Russia Government International Bond	(1.000%	)	03/20/2020	3.374%	5,500	993	(466)	527	0

							$2,524	$(832)	$1,692	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2015	2.531%	$27,800	$(11)	$(77)	$0	$(88)
	Brazil Government International Bond	1.000%	12/20/2018	4.572%	6,300	(302)	(361)	0	(663)
	Brazil Government International Bond	1.000%	06/20/2020	4.728%	2,200	(135)	(199)	0	(334)
	Brazil Government International Bond	1.000%	09/20/2025	5.152%	1,755	(357)	(146)	0	(503)
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	12,500	(55)	(451)	0	(506)
	Colombia Government International Bond	1.000%	09/20/2020	2.426%	1,600	(87)	(17)	0	(104)
	Export-Import Bank of China	1.000%	09/20/2016	0.561%	3,800	(108)	125	17	0
	Panama Government International Bond	1.000%	03/20/2019	1.505%	7,500	(42)	(83)	0	(125)
	Peru Government International Bond	1.000%	03/20/2019	1.605%	10,000	(151)	(49)	0	(200)
	Peru Government International Bond	1.000%	09/20/2020	1.930%	700	(29)	(1)	0	(30)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	5,000	(66)	(2)	0	(68)
	South Africa Government International Bond	1.000%	09/20/2020	2.847%	3,700	(204)	(105)	0	(309)

BRC	Brazil Government International Bond	1.000%	12/20/2016	3.246%	700	(9)	(10)	0	(19)
	Brazil Government International Bond	1.000%	06/20/2018	4.426%	10,000	(191)	(678)	0	(869)
	Brazil Government International Bond	1.000%	06/20/2019	4.653%	400	(16)	(33)	0	(49)
	Colombia Government International Bond	1.000%	09/20/2020	2.426%	1,500	(85)	(13)	0	(98)
	Indonesia Government International Bond	1.000%	03/20/2024	3.232%	4,100	(566)	(52)	0	(618)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Kazakhstan Government International Bond	1.000%	09/20/2016	1.926%	$2,700	$(22)	$(2)	$0	$(24)
	Mexico Government International Bond	1.000%	09/20/2021	1.906%	10,748	(635)	103	0	(532)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	6,900	(150)	57	0	(93)
	Russia Government International Bond	1.000%	12/20/2020	3.451%	9,300	(1,164)	115	0	(1,049)
	South Africa Government International Bond	1.000%	09/20/2020	2.847%	1,500	(83)	(42)	0	(125)

CBK	Brazil Government International Bond	1.000%	06/20/2018	4.426%	5,000	(95)	(340)	0	(435)
	China Government International Bond	1.000%	12/20/2016	0.462%	3,000	(143)	164	21	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	6,100	27	(274)	0	(247)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	4.292%	10,000	(494)	(543)	0	(1,037)
	Indonesia Government International Bond	1.000%	03/20/2024	3.232%	4,100	(560)	(58)	0	(618)
	Panama Government International Bond	1.000%	06/20/2019	1.557%	2,200	14	(57)	0	(43)
	South Africa Government International Bond	1.000%	06/20/2019	2.555%	8,400	(268)	(188)	0	(456)

DUB	Brazil Government International Bond	1.000%	03/20/2016	2.532%	3,900	(7)	(20)	0	(27)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	700	(9)	(10)	0	(19)
	Brazil Government International Bond	1.000%	06/20/2018	4.426%	4,300	(68)	(306)	0	(374)
	China Government International Bond	1.000%	12/20/2016	0.462%	2,500	(111)	128	17	0
	Colombia Government International Bond	1.000%	03/20/2019	2.092%	2,900	(27)	(77)	0	(104)
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	4,200	(10)	(160)	0	(170)
	Colombia Government International Bond	1.000%	09/20/2020	2.426%	1,000	(56)	(9)	0	(65)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	300	(7)	(7)	0	(14)
	Mexico Government International Bond	1.000%	09/20/2021	1.906%	4,000	(157)	(41)	0	(198)
	Panama Government International Bond	1.000%	03/20/2019	1.505%	2,000	(12)	(21)	0	(33)
	Panama Government International Bond	1.000%	06/20/2019	1.557%	14,300	98	(380)	0	(282)
	Penerbangan Malaysia Bhd.	1.000%	12/20/2018	1.531%	14,300	(173)	(60)	0	(233)
	Penerbangan Malaysia Bhd.	1.000%	06/20/2019	1.743%	400	0	(11)	0	(11)
	Penerbangan Malaysia Bhd.	1.000%	03/20/2020	2.016%	2,100	(18)	(71)	0	(89)
	South Africa Government International Bond	1.000%	06/20/2016	1.497%	400	(4)	3	0	(1)

FBF	Brazil Government International Bond	1.000%	09/20/2020	4.734%	1,600	(113)	(141)	0	(254)
	China Government International Bond	1.000%	12/20/2016	0.462%	2,900	(143)	163	20	0
	Colombia Government International Bond	1.000%	09/20/2020	2.426%	600	(32)	(7)	0	(39)
	Egypt Government International Bond	1.000%	06/20/2016	2.074%	3,600	(376)	349	0	(27)
	Indonesia Government International Bond	1.000%	06/20/2021	2.815%	4,000	(257)	(111)	0	(368)
	Peru Government International Bond	1.000%	03/20/2019	1.605%	2,100	(31)	(11)	0	(42)

GST	Brazil Government International Bond	1.000%	12/20/2015	2.531%	16,500	(17)	(35)	0	(52)
	Brazil Government International Bond	1.000%	03/20/2016	2.532%	10,400	(7)	(66)	0	(73)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	2,700	(35)	(37)	0	(72)
	Brazil Government International Bond	1.000%	06/20/2019	4.653%	2,200	(97)	(171)	0	(268)
	Chile Government International Bond	1.000%	09/20/2020	1.421%	3,000	8	(67)	0	(59)
	Colombia Government International Bond	1.000%	09/20/2016	1.275%	6,800	2	(18)	0	(16)
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	5,000	24	(227)	0	(203)
	Indonesia Government International Bond	1.000%	09/20/2021	2.877%	5,000	(489)	(3)	0	(492)
	Indonesia Government International Bond	1.000%	03/20/2024	3.232%	3,600	(492)	(51)	0	(543)
	Panama Government International Bond	1.000%	06/20/2019	1.557%	4,100	22	(103)	0	(81)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	2,800	(59)	21	0	(38)

HUS	Brazil Government International Bond	1.000%	09/20/2016	2.983%	900	0	(17)	0	(17)
	Brazil Government International Bond	1.000%	06/20/2018	4.426%	3,300	(49)	(238)	0	(287)
	Brazil Government International Bond	1.000%	09/20/2020	4.734%	1,200	(88)	(102)	0	(190)
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	12,400	(80)	(422)	0	(502)
	Kazakhstan Government International Bond	1.000%	09/20/2016	1.926%	7,000	(60)	(1)	0	(61)
	Panama Government International Bond	1.000%	06/20/2019	1.557%	8,700	55	(227)	0	(172)
	South Africa Government International Bond	1.000%	03/20/2023	3.269%	1,190	(123)	(46)	0	(169)
	Turkey Government International Bond	1.000%	12/20/2019	2.877%	22,000	(978)	(631)	0	(1,609)

JPM	Brazil Government International Bond	1.000%	09/20/2016	2.983%	1,100	0	(21)	0	(21)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	500	(6)	(7)	0	(13)
	Brazil Government International Bond	1.000%	09/20/2018	4.505%	5,000	(213)	(268)	0	(481)
	Brazil Government International Bond	1.000%	12/20/2019	4.714%	1,300	(49)	(130)	0	(179)
	Brazil Government International Bond	1.000%	09/20/2020	4.734%	600	(46)	(49)	0	(95)
	China Government International Bond	1.000%	12/20/2016	0.462%	12,400	(602)	688	86	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	10,900	47	(488)	0	(441)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2020	4.603%	3,600	(609)	33	0	(576)
	Indonesia Government International Bond	1.000%	06/20/2019	2.022%	1,300	(28)	(19)	0	(47)
	Kazakhstan Government International Bond	1.000%	03/20/2016	1.806%	10,000	(289)	253	0	(36)

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
	Panama Government International Bond	1.000%	06/20/2019	1.557%	$11,000	$54	$(271)	$0	$(217)
	Russia Government International Bond	1.000%	03/20/2016	2.360%	4,300	(13)	(14)	0	(27)

MYC	Brazil Government International Bond	1.000%	03/20/2016	2.532%	5,800	(1)	(39)	0	(40)
	Dominican Republic Government International Bond	1.000%	06/20/2016	1.884%	3,400	(118)	97	0	(21)
	Export-Import Bank of China	1.000%	09/20/2016	0.561%	4,000	(109)	127	18	0
	Peru Government International Bond	1.960%	10/20/2016	0.954%	3,000	0	59	59	0

RYL	Republic of Korea	1.000%	12/20/2015	0.217%	1,000	2	0	2	0

UAG	Brazil Government International Bond	1.030%	07/20/2017	3.944%	3,875	0	(189)	0	(189)
	Indonesia Government International Bond	1.000%	06/20/2021	2.815%	1,300	(86)	(34)	0	(120)

						$(12,029)	$(6,730)	$240	$(18,999)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	3,300	$(3)	$(79)	$0	$(82)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		21,900	(35)	(429)	0	(464)

BPS	Pay	1-Year BRL-CDI	15.510%	07/01/2016		234,500	61	5	66	0
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		333,200	(400)	2,365	1,965	0
	Pay	1-Year BRL-CDI	13.900%	01/02/2017		34,000	76	(212)	0	(136)
	Pay	1-Year BRL-CDI	15.230%	01/02/2017		103,600	10	(77)	0	(67)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		70,100	54	(1,048)	0	(994)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		125,200	52	(2,704)	0	(2,652)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		5,300	9	(85)	0	(76)

DUB	Pay	1-Year BRL-CDI	15.025%	07/01/2016		242,700	2	(114)	0	(112)
	Pay	1-Year BRL-CDI	8.285%	01/02/2017		163,300	0	(5,150)	0	(5,150)
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		80,300	(103)	576	473	0
	Receive	1-Year BRL-CDI	13.820%	01/02/2017		198,600	0	846	846	0
	Pay	1-Year BRL-CDI	15.230%	01/02/2017		47,000	2	(32)	0	(30)
	Receive	1-Year BRL-CDI	13.000%	01/02/2018		50,800	(5)	577	572	0
	Pay	1-Year BRL-CDI	12.810%	01/04/2021		45,000	126	(923)	0	(797)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		14,180	28	(231)	0	(203)
	Pay	1-Year BRL-CDI	12.285%	01/02/2025		25,900	0	(628)	0	(628)

GLM	Pay	1-Year BRL-CDI	13.730%	01/02/2018		66,400	(18)	(510)	0	(528)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		23,500	54	(391)	0	(337)

HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017		50,200	33	(1,590)	0	(1,557)
	Pay	1-Year BRL-CDI	13.375%	01/02/2018		119,500	0	(1,128)	0	(1,128)
	Pay	1-Year BRL-CDI	15.500%	01/02/2018		90,600	(9)	(61)	0	(70)
	Receive	1-Year BRL-CDI	13.315%	01/04/2021		71,100	0	973	973	0

JPM	Pay	1-Year BRL-CDI	13.730%	01/02/2017		180,400	0	(821)	0	(821)
	Receive	1-Year BRL-CDI	13.000%	01/02/2018		118,400	0	1,334	1,334	0

MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017		145,000	(195)	(4,443)	0	(4,638)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		94,900	337	(3,058)	0	(2,721)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		18,300	(28)	(360)	0	(388)

UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		4,900	(5)	(153)	0	(158)
	Receive	1-Year BRL-CDI	10.910%	01/02/2017		26,800	112	214	326	0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021		76,400	59	1,980	2,039	0

							$214	$(15,357)	$8,594	$(23,737)

Total Swap Agreements							$(9,291)	$(22,919)	$10,526	$(42,736)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $31,934 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
BOA	$2,719	$0	$17	$2,736	$(2,859)	$0	$(3,476)	$(6,335)	$(3,599)	$3,659	$60
BPS	1,306	0	2,031	3,337	(957)	0	(3,925)	(4,882)	(1,545)	1,956	411
BRC	5	0	0	5	0	0	(3,476)	(3,476)	(3,471)	3,008	(463)
CBK	0	0	579	579	0	(11)	(2,836)	(2,847)	(2,268)	2,229	(39)
DUB	3,241	0	1,908	5,149	(434)	0	(8,540)	(8,974)	(3,825)	2,816	(1,009)
FBF	89	0	20	109	(53)	0	(730)	(783)	(674)	330	(344)
GLM	20	0	0	20	0	(102)	(865)	(967)	(947)	1,073	126
GST	0	0	157	157	0	0	(1,897)	(1,897)	(1,740)	1,842	102
HUS	613	0	1,423	2,036	(22)	0	(5,762)	(5,784)	(3,748)	4,155	407
JPM	0	0	1,947	1,947	(602)	0	(2,954)	(3,556)	(1,609)	1,714	105
MSB	1,857	0	0	1,857	(8)	0	0	(8)	1,849	(1,890)	(41)
MYC	0	0	77	77	0	0	(7,808)	(7,808)	(7,731)	8,202	471
RYL	0	0	2	2	0	0	0	0	2	0	2
UAG	126	0	2,365	2,491	(35)	0	(467)	(502)	1,989	(50)	1,939

Total Over the Counter	$9,976	$0	$10,526	$20,502	$(4,970)	$(113)	$(42,736)	$(47,819)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	737	0	0	0	737

	$0	$737	$0	$0	$9	$746

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,976	$0	$9,976
Swap Agreements	0	1,932	0	0	8,594	10,526

	$0	$1,932	$0	$9,976	$8,594	$20,502

	$0	$2,669	$0	$9,976	$8,603	$21,248

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$9	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,970	$0	$4,970
Written Options	0	0	0	102	11	113
Swap Agreements	0	18,999	0	0	23,737	42,736

	$0	$18,999	$0	$5,072	$23,748	$47,819

	$0	$18,999	$0	$5,072	$23,757	$47,828

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(117)	$(117)
Swap Agreements	0	(830)	0	0	(4)	(834)

	$0	$(830)	$0	$0	$(121)	$(951)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,898)	$0	$(4,898)
Purchased Options	0	0	524	332	0	856
Written Options	0	0	747	1,024	97	1,868
Swap Agreements	0	2,636	0	0	(155)	2,481

	$0	$2,636	$1,271	$(3,542)	$(58)	$307

	$0	$1,806	$1,271	$(3,542)	$(179)	$(644)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$217	$217
Swap Agreements	0	(919)	0	0	(35)	(954)

	$0	$(919)	$0	$0	$182	$(737)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,146	$0	$1,146
Purchased Options	0	0	(1,086)	70	0	(1,016)
Written Options	0	0	(743)	2,122	(9)	1,370
Swap Agreements	0	(7,983)	0	0	(3,566)	(11,549)

	$0	$(7,983)	$(1,829)	$3,338	$(3,575)	$(10,049)

	$0	$(8,902)	$(1,829)	$3,338	$(3,393)	$(10,786)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Azerbaijan
Sovereign Issues	$0	$10,058	$0	$10,058
Brazil
Corporate Bonds & Notes	0	147,075	0	147,075
Sovereign Issues	0	28,840	0	28,840
Cayman Islands
Corporate Bonds & Notes	0	32,666	4,070	36,736
Chile
Corporate Bonds & Notes	0	75,176	0	75,176
Sovereign Issues	0	1,886	0	1,886
China
Corporate Bonds & Notes	0	8,740	0	8,740
Sovereign Issues	0	2,300	0	2,300
Colombia
Corporate Bonds & Notes	0	45,897	0	45,897
Sovereign Issues	0	11,387	0	11,387
Costa Rica
Sovereign Issues	0	12,062	0	12,062
Dominican Republic
Sovereign Issues	0	6,686	0	6,686
Ecuador
Sovereign Issues	0	1,661	0	1,661
El Salvador
Sovereign Issues	0	42,402	0	42,402
Ethiopia
Sovereign Issues	0	3,675	0	3,675
Gabon
Sovereign Issues	0	8,322	0	8,322
Guatemala
Sovereign Issues	0	30,719	0	30,719

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Hong Kong
Corporate Bonds & Notes	$0	$16,491	$0	$16,491
India
Corporate Bonds & Notes	0	204	0	204
Indonesia
Corporate Bonds & Notes	0	77,060	0	77,060
Sovereign Issues	0	70,845	0	70,845
Ireland
Corporate Bonds & Notes	0	93,454	0	93,454
Israel
Corporate Bonds & Notes	0	7,910	0	7,910
Ivory Coast
Sovereign Issues	0	6,231	0	6,231
Jamaica
Sovereign Issues	0	3,219	0	3,219
Kazakhstan
Corporate Bonds & Notes	0	74,263	0	74,263
Sovereign Issues	0	21,922	0	21,922
Lithuania
Sovereign Issues	0	1,871	0	1,871
Luxembourg
Corporate Bonds & Notes	0	118,449	0	118,449
Malaysia
Corporate Bonds & Notes	0	836	0	836
Mexico
Corporate Bonds & Notes	0	194,385	0	194,385
Sovereign Issues	0	30,989	0	30,989
Mongolia
Sovereign Issues	0	8,757	0	8,757
Morocco
Sovereign Issues	0	7,648	0	7,648

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)

September 30, 2015 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Netherlands
Corporate Bonds & Notes	$0	$22,672	$0	$22,672
Panama
Corporate Bonds & Notes	0	1,723	0	1,723
Sovereign Issues	0	27,990	0	27,990
Paraguay
Sovereign Issues	0	9,254	0	9,254
Peru
Corporate Bonds & Notes	0	10,829	0	10,829
Sovereign Issues	0	7,161	0	7,161
Philippines
Corporate Bonds & Notes	0	1,036	0	1,036
Russia
Corporate Bonds & Notes	0	43,516	0	43,516
Sovereign Issues	0	2,404	0	2,404
Senegal
Sovereign Issues	0	6,950	0	6,950
Serbia
Sovereign Issues	0	944	0	944
Slovenia
Sovereign Issues	0	15,563	0	15,563
South Africa
Corporate Bonds & Notes	0	46,583	0	46,583
Sovereign Issues	0	7,209	0	7,209
Spain
Corporate Bonds & Notes	0	109	0	109
Sovereign Issues	0	286	0	286
Sri Lanka
Corporate Bonds & Notes	0	7,277	0	7,277
Supranational
Corporate Bonds & Notes	0	2,419	0	2,419
Sweden
Corporate Bonds & Notes	0	1,863	0	1,863
Trinidad and Tobago
Corporate Bonds & Notes	0	9,295	0	9,295
Tunisia
Sovereign Issues	0	678	0	678
Turkey
Corporate Bonds & Notes	0	9,001	0	9,001
Sovereign Issues	0	40,688	0	40,688
United Arab Emirates
Corporate Bonds & Notes	0	3,995	0	3,995
United Kingdom
Corporate Bonds & Notes	0	702	0	702

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
United States
Asset-Backed Securities	$0	$359	$0	$359
Corporate Bonds & Notes	0	31,521	0	31,521
Mortgage-Backed Securities	0	12,415	0	12,415
U.S. Government Agencies	0	235	0	235
U.S. Treasury Obligations	0	5,824	0	5,824
Uruguay
Sovereign Issues	0	11,897	0	11,897
Venezuela
Corporate Bonds & Notes	0	35,463	0	35,463
Sovereign Issues	0	27,834	0	27,834
Vietnam
Sovereign Issues	0	0	1,760	1,760
Virgin Islands (British)
Corporate Bonds & Notes	0	81,953	0	81,953
Zambia
Sovereign Issues	0	2,792	0	2,792
Short-Term Instruments
Repurchase Agreements	0	1,440	0	1,440
China Treasury Bills	0	1,070	0	1,070
U.S. Treasury Bills	0	27,397	0	27,397
	$0	$1,724,433	$5,830	$1,730,263

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$191,007	$0	$0	$191,007

Total Investments	$191,007	$1,724,433	$5,830	$1,921,270

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	611	0	620
Over the counter	0	20,502	0	20,502
	$9	$21,113	$0	$21,122

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(9)	0	(9)
Over the counter	0	(47,819)	0	(47,819)
	$0	$(47,828)	$0	$(47,828)

Totals	$191,016	$1,697,718	$5,830	$1,894,564

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.0%

ARGENTINA 1.0%

CORPORATE BONDS & NOTES 1.0%
YPF S.A.
8.500% due 07/28/2025	$2,200	$1,919
8.750% due 04/04/2024	200	179

Total Argentina (Cost $2,379)		2,098

AUSTRIA 0.5%

CORPORATE BONDS & NOTES 0.5%
Sappi Papier Holding GmbH
7.500% due 06/15/2032	$1,100	1,034

Total Austria (Cost $985)		1,034

BARBADOS 0.8%

CORPORATE BONDS & NOTES 0.8%
Columbus International, Inc.
7.375% due 03/30/2021	$1,700	1,766

Total Barbados (Cost $1,751)		1,766

BERMUDA 4.8%

CORPORATE BONDS & NOTES 4.8%
Alliance Oil Co. Ltd.
10.000% due 03/11/2019	$5,272	3,163
Digicel Group Ltd.
8.250% due 09/30/2020	5,215	4,850
Kosmos Energy Ltd.
7.875% due 08/01/2021	700	598
Ooredoo International Finance Ltd.
3.250% due 02/21/2023	2,000	1,948

Total Bermuda (Cost $13,505)		10,559

BRAZIL 7.5%

CORPORATE BONDS & NOTES 7.5%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$1,450	1,236
Banco BTG Pactual S.A.
4.000% due 01/16/2020	610	485
Banco do Brasil S.A.
9.000% due 06/18/2024 (d)	2,500	1,480
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	700	532
Banco Pan S.A.
8.500% due 04/23/2020	1,330	1,230
BR Properties S.A.
9.000% due 10/30/2015 (d)	1,260	983
9.000% due 11/02/2015 (d)	450	351
Braskem Finance Ltd.
5.375% due 05/02/2022	400	318
BRF S.A.
3.950% due 05/22/2023	300	274
Cielo S.A.
3.750% due 11/16/2022	300	255
CSN Islands Corp.
6.875% due 09/21/2019	250	119
Embraer Netherlands Finance BV
5.050% due 06/15/2025	300	278
Fibria Overseas Finance Ltd.
5.250% due 05/12/2024	300	290
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	900	787

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Itau Unibanco Holding S.A.
5.500% due 08/06/2022	$250	$221
6.200% due 12/21/2021	360	346
Minerva Luxembourg S.A.
7.750% due 01/31/2023	200	176
Odebrecht Finance Ltd.
7.125% due 06/26/2042	1,150	658
Petrobras Global Finance BV
4.375% due 05/20/2023	1,500	991
5.750% due 01/20/2020	2,000	1,504
6.850% due 06/05/2115	300	191
7.875% due 03/15/2019	1,000	819
Samarco Mineracao S.A.
5.375% due 09/26/2024	400	331
Suzano Trading Ltd.
5.875% due 01/23/2021	200	195
Telemar Norte Leste S.A.
5.500% due 10/23/2020	600	328
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019	1,520	572
Vale Overseas Ltd.
6.875% due 11/10/2039	900	701
Votorantim Cimentos S.A.
7.250% due 04/05/2041	1,060	782

Total Brazil (Cost $21,169)		16,433

CANADA 2.2%

CORPORATE BONDS & NOTES 2.2%
Evraz, Inc.
7.500% due 11/15/2019	$2,500	2,387
First Quantum Minerals Ltd.
6.750% due 02/15/2020	500	338
Harvest Operations Corp.
6.875% due 10/01/2017	1,000	870
Pacific Exploration and Production Corp.
5.375% due 01/26/2019	2,950	1,128

Total Canada (Cost $6,863)		4,723

CAYMAN ISLANDS 10.0%

CORPORATE BONDS & NOTES 10.0%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	$1,000	997
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	800	770
Alpha Star Holding Ltd.
4.970% due 04/09/2019	1,200	1,091
Baidu, Inc.
3.500% due 11/28/2022	300	295
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	600	648
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018	700	703
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	530	581
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018	200	193
Formosa Group Cayman Ltd.
3.375% due 04/22/2025	1,000	953
Greentown China Holdings Ltd.
8.500% due 02/04/2018	1,090	1,140

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024	$1,950	$1,929
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (c)	76	56
KWG Property Holding Ltd.
8.250% due 08/05/2019	400	404
Lamar Funding Ltd.
3.958% due 05/07/2025	700	657
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034	500	486
Longfor Properties Co. Ltd.
6.875% due 10/18/2019	765	800
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,770
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	4,391	1,146
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)	1,162	1,118
QNB Finance Ltd.
2.750% due 10/31/2018	500	509
Sable International Finance Ltd.
6.875% due 08/01/2022	1,050	1,063
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019	800	802
Shimao Property Holdings Ltd.
6.625% due 01/14/2020	300	303
8.375% due 02/10/2022	300	311
Sunac China Holdings Ltd.
12.500% due 10/16/2017	700	747
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023	500	534
Tencent Holdings Ltd.
3.375% due 03/05/2018	200	205
3.800% due 02/11/2025	400	386
Wynn Macau Ltd.
5.250% due 10/15/2021	1,550	1,353

Total Cayman Islands (Cost $25,423)		21,950

CHILE 3.7%

CORPORATE BONDS & NOTES 3.7%
Banco Santander Chile
3.875% due 09/20/2022	$500	500
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	400	394
4.750% due 01/11/2022	300	306
Cencosud S.A.
5.150% due 02/12/2025	2,100	2,059
Colbun S.A.
4.500% due 07/10/2024	800	797
Corpbanca S.A.
3.875% due 09/22/2019	600	607
Empresa Electrica Angamos S.A.
4.875% due 05/25/2029	1,000	946
Inversiones CMPC S.A.
4.750% due 09/15/2024	1,250	1,244
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	700	675
SACI Falabella
4.375% due 01/27/2025	700	694

Total Chile (Cost $8,354)		8,222

CHINA 2.7%

CORPORATE BONDS & NOTES 2.7%
Bank of China Ltd.
5.000% due 11/13/2024	$1,700	1,733

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CCCI Treasure Ltd.
3.500% due 04/21/2020 (d)	$500	$491
China Construction Bank Corp.
3.875% due 05/13/2025	1,000	986
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	1,100	1,141
CRCC Yupeng Ltd.
3.950% due 08/01/2019 (d)	700	703
Industrial & Commercial Bank of China Ltd.
4.875% due 09/21/2025	800	790

Total China (Cost $5,868)		5,844

COLOMBIA 3.2%

CORPORATE BONDS & NOTES 3.2%
Banco de Bogota S.A.
5.375% due 02/19/2023	$250	244
Bancolombia S.A.
5.950% due 06/03/2021	1,890	1,987
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022	600	532
8.500% due 03/30/2020 (d)	300	281
Ecopetrol S.A.
5.375% due 06/26/2026	700	612
5.875% due 05/28/2045	1,100	836
7.375% due 09/18/2043	1,100	1,009
Grupo Aval Ltd.
4.750% due 09/26/2022	1,000	905
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	600	606

Total Colombia (Cost $7,762)		7,012

CURACAO 0.2%

CORPORATE BONDS & NOTES 0.2%
SUAM Finance BV
4.875% due 04/17/2024	$450	451

Total Curacao (Cost $448)		451

DOMINICAN REPUBLIC 0.3%

CORPORATE BONDS & NOTES 0.3%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019	$700	696

Total Dominican Republic (Cost $686)		696

EL SALVADOR 0.2%

CORPORATE BONDS & NOTES 0.2%
Agricola Senior Trust
6.750% due 06/18/2020	$350	349

Total El Salvador (Cost $350)		349

GUATEMALA 0.5%

CORPORATE BONDS & NOTES 0.5%
Industrial Senior Trust
5.500% due 11/01/2022	$1,225	1,139

Total Guatemala (Cost $1,228)		1,139

HONG KONG 2.4%

CORPORATE BONDS & NOTES 2.4%
AIA Group Ltd.
3.200% due 03/11/2025	$600	578
Bank of East Asia Ltd.
4.250% due 11/20/2024	1,000	999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
China Cinda Finance Ltd.
3.125% due 04/23/2020	$900	$871
China Overseas Finance Cayman Ltd.
5.950% due 05/08/2024	300	328
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	500	500
Eastern Creation Investment Holdings Ltd.
2.625% due 11/20/2017	1,000	1,000
Franshion Brilliant Ltd.
5.750% due 03/19/2019	500	521
Poly Real Estate Finance Ltd.
5.250% due 04/25/2019	500	521

Total Hong Kong (Cost $5,388)		5,318

INDIA 3.9%

CORPORATE BONDS & NOTES 3.9%
ABJA Investment Co. Pte. Ltd.
5.950% due 07/31/2024	$600	532
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020	1,000	994
Axis Bank Ltd.
3.250% due 05/21/2020	200	201
Bharti Airtel International Netherlands BV
5.350% due 05/20/2024	1,100	1,182
Bharti Airtel Ltd.
4.375% due 06/10/2025	500	500
ICICI Bank Ltd.
3.500% due 03/18/2020	700	708
JSW Steel Ltd.
4.750% due 11/12/2019	1,700	1,461
NTPC Ltd.
4.750% due 10/03/2022	600	628
Oil India Ltd.
5.375% due 04/17/2024 (g)	700	755
Reliance Industries Ltd.
4.125% due 01/28/2025	1,400	1,389
Tata Motors Ltd.
4.625% due 04/30/2020	200	200

Total India (Cost $8,689)		8,550

INDONESIA 1.0%

CORPORATE BONDS & NOTES 1.0%
Listrindo Capital BV
6.950% due 02/21/2019	$400	406
Pelabuhan Indonesia PT
4.250% due 05/05/2025	600	525
Pertamina Persero PT
6.450% due 05/30/2044	800	698
TBG Global Pte. Ltd.
4.625% due 04/03/2018	500	489

Total Indonesia (Cost $2,294)		2,118

IRELAND 1.6%

CORPORATE BONDS & NOTES 1.6%
Borets Finance Ltd.
7.625% due 09/26/2018	$1,200	981
EDC Finance Ltd.
4.875% due 04/17/2020	980	838
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	700	662
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023 (g)	600	543

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	$500	$434

Total Ireland (Cost $3,485)		3,458

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%
Greenko Dutch BV
8.000% due 08/01/2019	$200	205

Total Isle of Man (Cost $206)		205

ISRAEL 0.8%

CORPORATE BONDS & NOTES 0.8%
Israel Electric Corp. Ltd.
5.000% due 11/12/2024	$1,800	1,846

Total Israel (Cost $1,784)		1,846

KAZAKHSTAN 1.6%

CORPORATE BONDS & NOTES 1.6%
KazMunayGas National Co. JSC
6.000% due 11/07/2044	$900	663
Zhaikmunai LLP
6.375% due 02/14/2019	3,600	2,880

Total Kazakhstan (Cost $4,535)		3,543

LUXEMBOURG 6.1%

CORPORATE BONDS & NOTES 6.1%
Altice Finco S.A.
7.625% due 02/15/2025	$1,600	1,496
Aralco Finance S.A.
10.125% due 05/07/2020 ^	1,290	19
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	500	504
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	5,020	4,355
MHP S.A.
8.250% due 04/02/2020	1,200	1,016
Millicom International Cellular S.A.
4.750% due 05/22/2020	1,100	1,056
6.000% due 03/15/2025	1,200	1,089
Offshore Drilling Holding S.A.
8.375% due 09/20/2020	200	137
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024	2,400	2,046
Topaz Marine S.A.
8.625% due 11/01/2018	1,200	1,072
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022	800	708

Total Luxembourg (Cost $15,331)		13,498

MARSHALL ISLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018	$1,300	1,121

Total Marshall Islands (Cost $1,230)		1,121

MAURITIUS 0.3%

CORPORATE BONDS & NOTES 0.3%
MTN Mauritius Investments Ltd.
4.755% due 11/11/2024	$700	700

Total Mauritius (Cost $700)		700

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		SHARES	MARKET VALUE (000S)
MEXICO 4.6%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172,487	$0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.6%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		$1,000	974
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		1,200	1,191
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,380	1,479
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	1,400	1,487
Empresas ICA S.A.B. de C.V.
8.875% due 05/29/2024		$400	181
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023		400	375
Grupo Bimbo S.A.B. de C.V.
4.500% due 01/25/2022		300	311
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		350	342
Grupo Posadas S.A.B. de C.V.
7.875% due 06/30/2022		1,000	905
Grupo Televisa S.A.B.
5.000% due 05/13/2045		400	363
Hipotecaria Su Casita S.A. de C.V.
5.830% due 06/28/2018 ^	MXN	17,999	80
JB y Co. S.A. de C.V.
3.750% due 05/13/2025		$500	481
Mexichem S.A.B. de C.V.
5.875% due 09/17/2044		400	340
Sixsigma Networks Mexico S.A. de C.V.
8.250% due 11/07/2021		200	189
Trust F/1401
6.950% due 01/30/2044		1,100	1,148
TV Azteca S.A.B. de C.V.
7.625% due 09/18/2020		200	166

			10,012

Total Mexico (Cost $13,418)			10,012

MOROCCO 1.2%

CORPORATE BONDS & NOTES 1.2%
OCP S.A.
4.500% due 10/22/2025		$2,800	2,632

Total Morocco (Cost $2,745)			2,632

NETHERLANDS 4.4%

CORPORATE BONDS & NOTES 4.4%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$2,100	1,430
Helios Towers Finance Netherlands BV
8.375% due 07/15/2019		1,600	1,245
Indo Energy Finance BV
6.375% due 01/24/2023		700	298
Marfrig Holding Europe BV
6.875% due 06/24/2019		1,250	1,084
Metinvest BV
8.750% due 02/14/2018		5,400	3,130
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	1,000	1,052

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VTR Finance BV
6.875% due 01/15/2024	$1,500	$1,365

Total Netherlands (Cost $12,745)		9,604

PANAMA 0.2%

CORPORATE BONDS & NOTES 0.2%
Banco Internacional del Peru
5.750% due 10/07/2020	$500	539

Total Panama (Cost $539)		539

PARAGUAY 0.3%

CORPORATE BONDS & NOTES 0.3%
Banco Continental SAECA
8.875% due 10/15/2017	$600	614

Total Paraguay (Cost $627)		614

PERU 1.3%

CORPORATE BONDS & NOTES 1.3%
Banco de Credito del Peru
4.250% due 04/01/2023	$1,400	1,358
Union Andina de Cementos SAA
5.875% due 10/30/2021	1,200	1,158
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022	400	334

Total Peru (Cost $2,937)		2,850

PHILIPPINES 0.6%

CORPORATE BONDS & NOTES 0.6%
San Miguel Corp.
4.875% due 04/26/2023	$600	540
SM Investments Corp.
4.875% due 06/10/2024	700	706

Total Philippines (Cost $1,289)		1,246

RUSSIA 1.5%

CORPORATE BONDS & NOTES 1.5%
Polyus Gold International Ltd.
5.625% due 04/29/2020	$790	752
Sibur Securities Ltd.
3.914% due 01/31/2018	560	547
VimpelCom Holdings BV
7.504% due 03/01/2022	1,920	1,932

Total Russia (Cost $3,106)		3,231

SINGAPORE 2.3%

CORPORATE BONDS & NOTES 2.3%
Alam Synergy Pte. Ltd.
6.950% due 03/27/2020	$1,420	1,136
BOC Aviation Pte. Ltd.
3.000% due 03/30/2020	500	496
Global Logistic Properties Ltd.
3.875% due 06/04/2025	500	487
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024	2,271	2,298
United Overseas Bank Ltd.
3.750% due 09/19/2024	700	716

Total Singapore (Cost $5,455)		5,133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 2.3%

CORPORATE BONDS & NOTES 2.3%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	$2,400	$2,058
FirstRand Bank Ltd.
4.250% due 04/30/2020	600	608
Myriad International Holdings BV
5.500% due 07/21/2025	2,400	2,360

Total South Africa (Cost $5,246)		5,026

SOUTH KOREA 0.6%

CORPORATE BONDS & NOTES 0.6%
Woori Bank
4.750% due 04/30/2024	$1,200	1,242

Total South Korea (Cost $1,282)		1,242

SUPRANATIONAL 0.6%

CORPORATE BONDS & NOTES 0.6%
Africa Finance Corp.
4.375% due 04/29/2020	$800	806
African Export-Import Bank
4.750% due 07/29/2019	500	505

Total Supranational (Cost $1,296)		1,311

SWEDEN 0.5%

CORPORATE BONDS & NOTES 0.5%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB
4.630% due 09/26/2022	$1,000	1,035

Total Sweden (Cost $1,046)		1,035

THAILAND 2.1%

CORPORATE BONDS & NOTES 2.1%
Bangkok Bank PCL
3.875% due 09/27/2022	$200	205
Krung Thai Bank PCL
5.200% due 12/26/2024	1,000	1,007
PTT Exploration & Production PCL
4.875% due 06/18/2019 (d)	2,000	1,948
Thai Oil PCL
3.625% due 01/23/2023	1,500	1,485

Total Thailand (Cost $4,724)		4,645

TURKEY 3.6%

CORPORATE BONDS & NOTES 3.6%
Akbank TAS
5.125% due 03/31/2025	$900	815
Arcelik A/S
5.000% due 04/03/2023	200	178
KOC Holding A/S
3.500% due 04/24/2020	910	861
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	500	460
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	1,500	1,481
Turkiye Halk Bankasi A/S
4.750% due 02/11/2021	900	846
Turkiye Is Bankasi
5.000% due 04/30/2020	1,400	1,360
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	300	285

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Turkiye Vakiflar Bankasi TAO
6.000% due 11/01/2022		$400	$368
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020 (g)		1,300	1,225

Total Turkey (Cost $8,189)			7,879

UNITED ARAB EMIRATES 3.3%

CORPORATE BONDS & NOTES 3.3%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023		$1,400	1,379
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 (d)		500	481
DP World Ltd.
6.850% due 07/02/2037		2,300	2,444
Emirates NBD PJSC
4.875% due 03/28/2023		500	514
First Gulf Bank PJSC
2.625% due 02/24/2020		500	501
National Bank of Abu Dhabi PJSC
5.250% due 06/17/2020 (d)		1,000	1,023
NBK Tier 1 Financing Ltd.
5.750% due 04/09/2021 (d)		1,000	1,011

Total United Arab Emirates (Cost $7,567)			7,353

UNITED KINGDOM 2.4%

CORPORATE BONDS & NOTES 2.4%
Afren PLC
6.625% due 12/09/2020 ^		$700	21
11.500% due 02/01/2016 ^		12,630	316
Fresnillo PLC
5.500% due 11/13/2023		500	510
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020		500	501
NBG Finance PLC
4.375% due 04/30/2019	EUR	900	541
Petra Diamonds U.S. Treasury PLC
8.250% due 05/31/2020		$1,000	943

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tullow Oil PLC
6.000% due 11/01/2020	$2,020	$1,429
Vedanta Resources PLC
7.125% due 05/31/2023	1,090	681
8.250% due 06/07/2021	325	230

Total United Kingdom (Cost $19,222)		5,172

UNITED STATES 1.3%

CORPORATE BONDS & NOTES 1.3%
JBS USA LLC
5.750% due 06/15/2025	$500	460
Southern Copper Corp.
5.250% due 11/08/2042	2,290	1,744
Terraform Global Operating LLC
9.750% due 08/15/2022	700	562

Total United States (Cost $3,194)		2,766

VIRGIN ISLANDS (BRITISH) 3.1%

CORPORATE BONDS & NOTES 3.1%
Big Will Investments Ltd.
10.875% due 04/29/2016	$650	674
CNPC General Capital Ltd.
2.750% due 05/14/2019	700	703
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	1,350	1,093
GTL Trade Finance, Inc.
7.250% due 04/16/2044	700	532
HKT Capital Ltd.
3.625% due 04/02/2025	600	583
HLP Finance Ltd.
4.450% due 04/16/2021	1,300	1,348
QGOG Constellation S.A.
6.250% due 11/09/2019	3,200	1,424
Star Energy Geothermal Wayang Windu Ltd.
6.125% due 03/27/2020	500	460

Total Virgin Islands (British) (Cost $7,865)		6,817

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS (f) 0.2%
		$506

SHORT-TERM NOTES 0.7%
Afren PLC
15.000% due 04/25/2016 ^(e)	$2,200	1,540

U.S. TREASURY BILLS 1.0%
0.133% due 01/14/2016 - 02/18/2016 (b)(j)	2,307	2,307

Total Short-Term Instruments (Cost $4,980)		4,353

Total Investments in Securities (Cost $247,885)		206,093

	SHARES
INVESTMENTS IN AFFILIATES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	894,166	8,866

Total Short-Term Instruments (Cost $8,867)		8,866

Total Investments in Affiliates (Cost $8,867)		8,866

Total Investments 98.0% (Cost $256,752)		$214,959

Financial Derivative Instruments (h)(i) (0.8%) (Cost or Premiums, net $(545))		(1,782)

Other Assets and Liabilities, net 2.8%		6,272

Net Assets 100.0%		$219,449

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2016	04/30/2015	$ 2,168	$1,540	0.70%

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$506	U.S. Treasury Notes 0.625% due 02/15/2017	$(516)	$506	$506

Total Repurchase Agreements						$(516)	$506	$506

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BPS	(1.250%)	07/28/2015	TBD	(2)	$(1,089)	$(1,083)
BRC	(2.000%)	09/09/2015	TBD	(2)	(766)	(765)
	(1.250%)	09/21/2015	TBD	(2)	(554)	(554)

Total Reverse Repurchase Agreements						$(2,402)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,277 at a weighted average interest rate of (0.593%).

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $2,334 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BPS	$0	$(1,083)	$0	$(1,083)	$1,037	$(46)
BRC	0	(1,319)	0	(1,319)	1,297	(22)
SSB	506	0	0	506	(516)	(10)

Total Borrowings and Other Financing Transactions	$506	$(2,402)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,402)	$(2,402)

Total Borrowings	$0	$0	$0	$(2,402)	$(2,402)

Gross amount of recognized liabilities for reverse repurchase agreements					$(2,402)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	Long	12/2015	157	$186	$0	$(12)
U.S. Treasury 30-Year Bond December Futures	Long	12/2015	26	(54)	0	(15)

Total Futures Contracts				$132	$0	$(27)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$1,400	$(44)	$(57)	$1	$0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020	6,300	157	175	0	(5)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	4,000	(161)	(218)	3	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	3,700	(148)	(385)	11	0

					$(196)	$(485)	$15	$(5)

Total Swap Agreements					$(196)	$(485)	$15	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $943 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$15	$15	$0		$(27)		$(5)	$(32)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
CBK	11/2015		EUR	3,979	$		4,337	$0	$(112)
	12/2015		MXN	681			40	0	(1)

GLM	11/2015	$		478		EUR	427	0	(1)

JPM	11/2015			695			616	0	(6)

MSB	10/2015		JPY	22,100	$		184	0	0
	10/2015	$		184		JPY	22,100	0	0
	11/2015		JPY	22,100	$		184	0	0

Total Forward Foreign Currency Contracts								$0	$(120)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	$2,200	$(40)	$(5)

CBK	Put - OTC USD versus JPY		95.000	09/08/2016	2,500	(52)	(7)

JPM	Put - OTC USD versus JPY		91.000	02/18/2016	2,730	(69)	(1)

						$(161)	$(13)

Total Written Options						$(161)	$(13)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Premiums
Balance at Beginning of Period	$7,430	$(161)
Sales	0	0
Closing Buys	0	0
Expirations	0	0
Exercised	0	0

Balance at End of Period	$7,430	$(161)

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2020	0.734%	$	2,200	$48	$(20)	$28	$0
	Mexico Government International Bond	1.000%	06/20/2020	1.680%		3,800	(33)	(82)	0	(115)
	Qatar Government International Bond	1.000%	06/20/2020	0.728%		2,200	41	(13)	28	0

BPS	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	4.292%		4,500	(271)	(195)	0	(466)
	Petroleos Mexicanos	1.000%	03/20/2019	2.373%		2,900	(56)	(75)	0	(131)

BRC	Petroleos Mexicanos	1.000%	03/20/2019	2.373%		2,000	(51)	(39)	0	(90)
	Qatar Government International Bond	1.000%	06/20/2020	0.728%		2,300	33	(4)	29	0

CBK	AK Transneft OAO	1.000%	03/20/2017	3.536%		3,700	(55)	(79)	0	(134)
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2020	0.734%		2,300	47	(18)	29	0

GST	Altice Finco S.A.	5.000%	06/20/2019	3.348%	EUR	900	61	(2)	59	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2020	0.734%	$	1,800	37	(14)	23	0
	Mexico Government International Bond	1.000%	06/20/2020	1.680%		1,800	(18)	(36)	0	(54)
	Petrobras International Finance Co.	1.000%	09/20/2019	10.431%		2,500	(144)	(577)	0	(721)
	Petroleos Mexicanos	1.000%	03/20/2019	2.373%		3,400	(62)	(91)	0	(153)
	Qatar Government International Bond	1.000%	06/20/2020	0.728%		1,800	31	(8)	23	0

JPM	Altice Finco S.A.	5.000%	06/20/2019	3.348%	EUR	200	8	5	13	0

							$(384)	$(1,248)	$232	$(1,864)

Total Swap Agreements							$(384)	$(1,248)	$232	$(1,864)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $2,307 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure (4)
BOA	$0	$0	$56	$56	$0	$(5)	$(115)	$(120)	$(64)	$0	$(64)
BPS	0	0	0	0	0	0	(597)	(597)	(597)	1,109	512
BRC	0	0	29	29	0	0	(90)	(90)	(61)	0	(61)
CBK	0	0	29	29	(113)	(7)	(134)	(254)	(225)	339	114
GLM	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
GST	0	0	105	105	0	0	(928)	(928)	(823)	859	36
JPM	0	0	13	13	(6)	(1)	0	(7)	6	0	6

Total Over the Counter	$0	$0	$232	$232	$(120)	$(13)	$(1,864)	$(1,997)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$15	$15

Over the counter
Swap Agreements	$0	$232	$0	$0	$0	$232

	$0	$232	$0	$0	$15	$247

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27	$27
Swap Agreements	0	0	0	0	5	5

	$0	$0	$0	$0	$32	$32

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$120	$0	$120
Written Options	0	0	0	13	0	13
Swap Agreements	0	1,864	0	0	0	1,864

	$0	$1,864	$0	$133	$0	$1,997

	$0	$1,864	$0	$133	$32	$2,029

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(282)	$(282)
Swap Agreements	0	82	0	0	(459)	(377)

	$0	$82	$0	$0	$(741)	$(659)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$519	$0	$519
Swap Agreements	0	(368)	0	0	0	(368)

	$0	$(368)	$0	$519	$0	$151

	$0	$(286)	$0	$519	$(741)	$(508)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(90)	$(90)
Swap Agreements	0	0	0	0	569	569

	$0	$0	$0	$0	$479	$479

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(641)	$0	$(641)
Written Options	0	0	0	5	0	5
Swap Agreements	0	939	0	0	0	939

	$0	$939	$0	$(636)	$0	$303

	$0	$939	$0	$(636)	$479	$782

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,098	$0	$2,098
Austria
Corporate Bonds & Notes	0	1,034	0	1,034
Barbados
Corporate Bonds & Notes	0	1,766	0	1,766
Bermuda
Corporate Bonds & Notes	0	10,559	0	10,559
Brazil
Corporate Bonds & Notes	0	16,433	0	16,433
Canada
Corporate Bonds & Notes	0	4,723	0	4,723
Cayman Islands
Corporate Bonds & Notes	0	21,894	56	21,950
Chile
Corporate Bonds & Notes	0	8,222	0	8,222
China
Corporate Bonds & Notes	0	5,844	0	5,844
Colombia
Corporate Bonds & Notes	0	7,012	0	7,012
Curacao
Corporate Bonds & Notes	0	451	0	451
Dominican Republic
Corporate Bonds & Notes	0	696	0	696
El Salvador
Corporate Bonds & Notes	0	349	0	349
Guatemala
Corporate Bonds & Notes	0	1,139	0	1,139
Hong Kong
Corporate Bonds & Notes	0	5,318	0	5,318
India
Corporate Bonds & Notes	0	8,550	0	8,550
Indonesia
Corporate Bonds & Notes	0	2,118	0	2,118
Ireland
Corporate Bonds & Notes	0	3,458	0	3,458
Isle of Man
Corporate Bonds & Notes	0	205	0	205
Israel
Corporate Bonds & Notes	0	1,846	0	1,846
Kazakhstan
Corporate Bonds & Notes	0	3,543	0	3,543
Luxembourg
Corporate Bonds & Notes	0	13,498	0	13,498
Marshall Islands
Corporate Bonds & Notes	0	1,121	0	1,121
Mauritius
Corporate Bonds & Notes	0	700	0	700
Mexico
Corporate Bonds & Notes	0	9,932	80	10,012
Morocco
Corporate Bonds & Notes	0	2,632	0	2,632
Netherlands
Corporate Bonds & Notes	0	9,604	0	9,604
Panama
Corporate Bonds & Notes	0	539	0	539

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Paraguay
Corporate Bonds & Notes	$0	$614	$0	$614
Peru
Corporate Bonds & Notes	0	2,850	0	2,850
Philippines
Corporate Bonds & Notes	0	1,246	0	1,246
Russia
Corporate Bonds & Notes	0	3,231	0	3,231
Singapore
Corporate Bonds & Notes	0	5,133	0	5,133
South Africa
Corporate Bonds & Notes	0	5,026	0	5,026
South Korea
Corporate Bonds & Notes	0	1,242	0	1,242
Supranational
Corporate Bonds & Notes	0	1,311	0	1,311
Sweden
Corporate Bonds & Notes	0	1,035	0	1,035
Thailand
Corporate Bonds & Notes	0	4,645	0	4,645
Turkey
Corporate Bonds & Notes	0	7,879	0	7,879
United Arab Emirates
Corporate Bonds & Notes	0	7,353	0	7,353
United Kingdom
Corporate Bonds & Notes	0	5,172	0	5,172
United States
Corporate Bonds & Notes	0	2,766	0	2,766
Virgin Islands (British)
Corporate Bonds & Notes	0	6,817	0	6,817
Short-Term Instruments
Repurchase Agreements	0	506	0	506
Short-Term Notes	0	0	1,540	1,540
U.S. Treasury Bills	0	2,307	0	2,307
	$0	$204,417	$1,676	$206,093

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,866	$0	$0	$8,866

Total Investments	$8,866	$204,417	$1,676	$214,959

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	15	0	15
Over the counter	0	232	0	232
	$0	$247	$0	$247

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(5)	0	(32)
Over the counter	0	(1,997)	0	(1,997)
	$(27)	$(2,002)	$0	$(2,029)

Totals	$8,839	$202,662	$1,676	$213,177

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Schedule of Investments PIMCO Emerging Markets Currency Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 83.8%

BERMUDA 0.0%

CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$500	$509

Total Bermuda (Cost $508)			509

BRAZIL 21.4%

CORPORATE BONDS & NOTES 7.3%
Banco BTG Pactual S.A.
4.875% due 07/08/2016		$1,000	953
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	22,000	24,628
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$4,900	4,889
Banco Santander Brasil S.A.
4.250% due 01/14/2016		11,750	11,717
4.625% due 02/13/2017		41,185	41,391
Banco Votorantim S.A.
5.250% due 02/11/2016		5,220	5,207
Caixa Economica Federal
2.375% due 11/06/2017		9,520	8,639
4.500% due 10/03/2018		1,850	1,653
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		20,460	20,460
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	20,923
Petrobras Global Finance BV
1.953% due 05/20/2016		35,100	33,169
2.000% due 05/20/2016		23,300	22,450
2.429% due 01/15/2019		30,400	21,052
2.694% due 03/17/2017		13,900	11,989
3.000% due 01/15/2019		2,400	1,740
3.500% due 02/06/2017		1,000	891
3.875% due 01/27/2016		61,963	60,956
5.875% due 03/01/2018		21,140	17,493
6.125% due 10/06/2016		1,400	1,355
7.875% due 03/15/2019		55,935	46,130
8.375% due 12/10/2018		3,400	2,899

			360,584

SOVEREIGN ISSUES 14.1%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		17,500	17,435
4.125% due 09/15/2017	EUR	34,900	36,030
6.369% due 06/16/2018		$7,400	7,187
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	952,400	232,175
0.000% due 04/01/2016 (b)		853,300	200,835
0.000% due 10/01/2016 (b)		388,400	84,637
0.000% due 01/01/2017 (b)		108,000	22,723
0.000% due 07/01/2017 (b)		208,400	40,685
0.000% due 07/01/2018 (b)		43,000	7,196
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		239,300	44,248
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2017		5,129	1,280

			694,431

Total Brazil (Cost $1,355,893)			1,055,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 0.5%

CORPORATE BONDS & NOTES 0.5%
Toronto-Dominion Bank
0.834% due 07/23/2018	$25,400	$25,389

Total Canada (Cost $25,400)		25,389

CAYMAN ISLANDS 3.0%

ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.527% due 10/20/2020	$1,170	1,165

CORPORATE BONDS & NOTES 3.0%
Alibaba Group Holding Ltd.
0.845% due 11/28/2017	7,400	7,367
1.625% due 11/28/2017	42,600	42,367
Baidu, Inc.
2.250% due 11/28/2017	400	400
3.250% due 08/06/2018	4,000	4,089
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (b)	5,195	4,889
IPIC GMTN Ltd.
3.125% due 11/15/2015	12,275	12,324
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,312	475
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	3,363	878
6.750% due 10/01/2023	1,269	347
Pemex Finance Ltd.
9.150% due 11/15/2018	7,313	8,217
10.610% due 08/15/2017	125	137
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (b)	13,740	13,223
QNB Finance Ltd.
1.547% due 10/31/2016	500	503
3.125% due 11/16/2015	45,255	45,391
Tencent Holdings Ltd.
2.000% due 05/02/2017	5,000	5,000

		145,607

Total Cayman Islands (Cost $148,300)		146,772

CHILE 0.7%

CORPORATE BONDS & NOTES 0.7%
Banco de Credito e Inversiones
3.000% due 09/13/2017	$3,000	3,033
Banco del Estado de Chile
2.000% due 11/09/2017	16,500	16,598
Banco Santander Chile
1.186% due 04/11/2017	5,100	5,026
1.887% due 01/19/2016	5,000	5,006
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015	3,000	3,007

Total Chile (Cost $32,747)		32,670

CHINA 1.7%

CORPORATE BONDS & NOTES 1.3%
Agricultural Bank of China Ltd.
1.243% due 05/21/2018	$45,700	45,715
Sinopec Group Overseas Development Ltd.
1.063% due 04/10/2017	20,200	20,195

		65,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.4%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	99	$16
5.840% due 01/03/2019		2,160	366
China Government International Bond
2.480% due 12/01/2020		5,000	744
3.290% due 04/18/2020		5,140	816
3.380% due 05/23/2023		700	111
4.080% due 08/22/2023		700	116
Export-Import Bank of China
3.350% due 06/18/2017		100,000	15,698

			17,867

Total China (Cost $84,474)			83,777

COLOMBIA 4.4%

CORPORATE BONDS & NOTES 0.8%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	10,977
Ecopetrol S.A.
4.250% due 09/18/2018		10,000	10,125
7.625% due 07/23/2019		15,930	17,558

			38,660

SOVEREIGN ISSUES 3.6%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	22
Colombia Government International Bond
2.121% due 11/16/2015		$64,848	65,010
7.375% due 01/27/2017		900	970
7.375% due 03/18/2019		700	794
12.000% due 10/22/2015	COP	295,691,000	96,230
Colombian TES
5.000% due 11/21/2018		8,935,000	2,775
7.000% due 05/04/2022		1,816,000	571
7.250% due 06/15/2016		27,683,000	9,076

			175,448

Total Colombia (Cost $269,214)			214,108

CROATIA 0.0%

SOVEREIGN ISSUES 0.0%
Croatia Government International Bond
6.250% due 04/27/2017		$800	841

Total Croatia (Cost $831)			841

CZECH REPUBLIC 1.0%

SOVEREIGN ISSUES 1.0%
Czech Republic Government International Bond
0.090% due 12/09/2020	CZK	1,200,000	49,629

Total Czech Republic (Cost $50,266)			49,629

EL SALVADOR 0.1%

SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$3,700	3,857

Total El Salvador (Cost $4,059)			3,857

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 0.3%

CORPORATE BONDS & NOTES 0.3%
Credit Agricole S.A.
0.881% due 06/12/2017	$16,000	$15,995

Total France (Cost $16,000)		15,995

GERMANY 0.1%

CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.795% due 05/30/2017	$6,500	6,473

Total Germany (Cost $6,500)		6,473

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%
CNOOC Finance Ltd.
1.125% due 05/09/2016	$8,200	8,193
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	3,900	3,896

Total Hong Kong (Cost $12,087)		12,089

INDIA 1.4%

CORPORATE BONDS & NOTES 1.4%
Export-Import Bank of India
4.000% due 08/07/2017	$27,650	28,678
HDFC Bank Ltd.
3.000% due 11/30/2016	17,000	17,251
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017	5,000	5,105
4.406% due 03/30/2016	5,350	5,444
ONGC Videsh Ltd.
2.500% due 05/07/2018	1,200	1,197
State Bank of India
2.442% due 01/21/2016	4,800	4,797
4.125% due 08/01/2017	3,900	4,035

Total India (Cost $66,014)		66,507

INDONESIA 6.7%

CORPORATE BONDS & NOTES 2.3%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017	$15,810	16,047
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017	24,868	25,117
Majapahit Holding BV
7.250% due 06/28/2017	6,345	6,773
7.750% due 10/17/2016	61,667	65,028

		112,965

SOVEREIGN ISSUES 4.4%
Indonesia Government International Bond
6.875% due 03/09/2017	91,290	98,021
6.875% due 01/17/2018	76,400	84,101
7.500% due 01/15/2016	6,250	6,360
11.625% due 03/04/2019	24,100	30,729

		219,211

Total Indonesia (Cost $331,618)		332,176

IRELAND 0.1%

CORPORATE BONDS & NOTES 0.1%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	$625	634

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		$1,600	$1,580
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		2,500	2,523

Total Ireland (Cost $4,775)			4,737

ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$6,300	6,308

Total Israel (Cost $6,300)			6,308

KAZAKHSTAN 1.9%

CORPORATE BONDS & NOTES 1.9%
Intergas Finance BV
6.375% due 05/14/2017		$32,544	33,116
KazMunayGas National Co. JSC
9.125% due 07/02/2018		18,950	20,599
Samruk-Energy JSC
3.750% due 12/20/2017		41,600	39,478

Total Kazakhstan (Cost $97,012)			93,193

LUXEMBOURG 3.0%

CORPORATE BONDS & NOTES 3.0%
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		$4,500	4,515
4.950% due 05/23/2016 (f)		28,000	28,419
5.092% due 11/29/2015		35,700	35,913
6.212% due 11/22/2016		13,100	13,554
8.146% due 04/11/2018		6,500	6,927
9.250% due 04/23/2019		3,300	3,655
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	12,752
6.299% due 05/15/2017		250	254
7.750% due 05/29/2018		3,000	3,113
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		200	204
5.180% due 06/28/2019		3,700	3,739
5.400% due 03/24/2017		12,200	12,434
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		4,700	4,653
6.250% due 07/26/2016		1,000	1,038
6.700% due 10/25/2017		16,430	17,272

Total Luxembourg (Cost $149,196)			148,442

MALAYSIA 0.2%

CORPORATE BONDS & NOTES 0.2%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$10,750	10,941

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		400	407

Total Malaysia (Cost $11,363)			11,348

MEXICO 4.5%

CORPORATE BONDS & NOTES 4.5%
America Movil S.A.B. de C.V.
1.336% due 09/12/2016		$25,000	24,999
6.000% due 06/09/2019	MXN	232,400	13,752
6.450% due 12/05/2022		140,400	7,956
9.000% due 01/15/2016		100,700	6,039

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
4.500% due 03/10/2016		$92,659	$93,817
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		630	19
Petroleos Mexicanos
2.307% due 07/18/2018		12,500	12,418
5.750% due 03/01/2018		42,500	45,059
9.150% due 03/28/2016	MXN	3,600	218
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016		317,100	19,044

			223,321

SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
11.375% due 09/15/2016		$140	154

Total Mexico (Cost $242,257)			223,475

NETHERLANDS 0.5%

CORPORATE BONDS & NOTES 0.5%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$15,515	15,709
SABIC Capital BV
3.000% due 11/02/2015		6,270	6,272
Waha Aerospace BV
3.925% due 07/28/2020		260	271

Total Netherlands (Cost $22,485)			22,252

PERU 0.1%

CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,775

Total Peru (Cost $6,833)			6,775

PHILIPPINES 0.0%

CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$600	633

Total Philippines (Cost $633)			633

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.000% due 04/25/2016	PLN	2,700	724

Total Poland (Cost $962)			724

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		$1,879	1,657

Total Qatar (Cost $1,652)			1,657

RUSSIA 0.0%

CORPORATE BONDS & NOTES 0.0%
SCF Capital Ltd.
5.375% due 10/27/2017		$300	293

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	46

Total Russia (Cost $387)			339

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
5.375% due 03/31/2016	$3,900	$3,949

Total Singapore (Cost $3,926)		3,949

SOUTH AFRICA 0.4%

CORPORATE BONDS & NOTES 0.4%
FirstRand Bank Ltd.
4.375% due 06/09/2016	$6,600	6,739
Transnet SOC Ltd.
4.500% due 02/10/2016	12,220	12,298

Total South Africa (Cost $19,067)		19,037

SOUTH KOREA 4.7%

CORPORATE BONDS & NOTES 2.6%
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	$8,450	8,665
Industrial Bank of Korea
1.375% due 10/05/2015	19,300	19,300
3.750% due 09/29/2016	15,185	15,579
KEB Hana Bank
1.375% due 02/05/2016	9,600	9,609
4.000% due 11/03/2016	2,597	2,671
4.875% due 01/14/2016	6,950	7,024
Kookmin Bank
1.170% due 01/27/2017	1,500	1,507
Korea Electric Power Corp.
3.000% due 10/05/2015	16,560	16,560
Korea Expressway Corp.
1.625% due 04/28/2017	2,300	2,301
Korea Hydro & Nuclear Power Co. Ltd.
1.109% due 05/22/2017	36,500	36,492
2.875% due 10/02/2018	700	717
Korea National Oil Corp.
2.875% due 11/09/2015	704	705
4.000% due 10/27/2016	1,350	1,391
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	700	716
Shinhan Bank
0.934% due 04/08/2017	2,800	2,799
4.125% due 10/04/2016	950	977
Woori Bank
4.500% due 10/07/2015	450	450
4.750% due 01/20/2016	400	404

		127,867

SOVEREIGN ISSUES 2.1%
Export-Import Bank of Korea
1.036% due 01/14/2017	2,900	2,906
1.184% due 09/17/2016	4,100	4,115
1.250% due 11/20/2015	46,200	46,230
4.000% due 01/11/2017	4,400	4,542
Korea Development Bank
1.000% due 01/22/2016	700	700
3.250% due 03/09/2016	2,100	2,120
3.500% due 08/22/2017	700	725
3.875% due 05/04/2017	1,000	1,037
4.000% due 09/09/2016	1,300	1,335
Korea Housing Finance Corp.
3.500% due 12/15/2016	11,000	11,268
4.125% due 12/15/2015	25,325	25,490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea Land & Housing Corp.
1.875% due 08/02/2017		$3,000	$3,015

			103,483

Total South Korea (Cost $231,287)			231,350

SPAIN 0.0%

SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	229

Total Spain (Cost $279)			229

SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$11,000	10,877

Total Sri Lanka (Cost $11,128)			10,877

TURKEY 0.7%

CORPORATE BONDS & NOTES 0.3%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$4,600	4,693
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		10,000	9,948

			14,641

SOVEREIGN ISSUES 0.4%
Turkey Government International Bond
6.750% due 04/03/2018		800	865
7.000% due 09/26/2016		8,250	8,642
7.500% due 07/14/2017		8,700	9,396

			18,903

Total Turkey (Cost $33,831)			33,544

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$10,388	11,159

Total United Arab Emirates (Cost $11,251)			11,159

UNITED KINGDOM 0.0%

CORPORATE BONDS & NOTES 0.0%
Afren PLC
11.500% due 02/01/2016 ^		$9,250	231
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (c)		1,200	1,201
8.000% due 08/10/2025 (c)		600	606

Total United Kingdom (Cost $11,080)			2,038

UNITED STATES 6.7%

ASSET-BACKED SECURITIES 0.2%
AFC Home Equity Loan Trust
0.974% due 02/25/2029		$203	170
Carrington Mortgage Loan Trust
0.514% due 10/25/2035		5	5
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		172	121
Credit-Based Asset Servicing and Securitization LLC
0.319% due 07/25/2037		53	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Educational Funding Co. LLC
0.545% due 10/25/2029		$2,659	$2,465
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036		55	33
GSAA Trust
0.494% due 05/25/2047		445	330
GSAMP Trust
0.264% due 12/25/2036		132	72
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036		51	21
JPMorgan Mortgage Acquisition Trust
0.304% due 08/25/2036		3,199	1,662
MASTR Asset-Backed Securities Trust
0.244% due 01/25/2037		280	125
Morgan Stanley Mortgage Loan Trust
0.424% due 02/25/2037		376	216
New Century Home Equity Loan Trust
0.374% due 05/25/2036		508	380
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^		322	127
0.274% due 11/25/2036 ^		236	85
SLM Student Loan Trust
0.365% due 07/25/2023		2,023	2,020

			7,868

CORPORATE BONDS & NOTES 6.2%
AbbVie, Inc.
1.200% due 11/06/2015		2,620	2,621
1.800% due 05/14/2018		14,300	14,270
Ally Financial, Inc.
2.967% due 07/18/2016		300	301
3.125% due 01/15/2016		9,100	9,077
3.500% due 07/18/2016		48,375	48,556
American Honda Finance Corp.
0.707% due 05/26/2016		100	100
Bank of America Corp.
3.958% due 10/21/2025	MXN	35,000	2,256
BellSouth Corp.
4.821% due 04/26/2021		$6,800	6,939
CCO Safari LLC
3.579% due 07/23/2020		400	397
4.464% due 07/23/2022		2,500	2,503
CIT Group, Inc.
4.250% due 08/15/2017		23,425	23,776
CNH Industrial Capital LLC
3.875% due 11/01/2015		1,500	1,500
ConAgra Foods, Inc.
0.662% due 07/21/2016		2,400	2,394
Cox Communications, Inc.
5.875% due 12/01/2016		3,983	4,181
Dell, Inc.
3.100% due 04/01/2016		9,100	9,111
DISH DBS Corp.
7.125% due 02/01/2016		28,900	29,153
Enterprise Products Operating LLC
3.200% due 02/01/2016		7,500	7,552
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,912
HCA, Inc.
6.500% due 02/15/2016		500	507
7.190% due 11/15/2015		3,295	3,311
Hyundai Capital America
1.625% due 10/02/2015		978	978
3.750% due 04/06/2016		3,225	3,267
International Lease Finance Corp.
2.287% due 06/15/2016		1,000	998

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 05/15/2016	$4,271	$4,340
6.750% due 09/01/2016	2,100	2,176
iStar Financial, Inc.
3.875% due 07/01/2016	479	475
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016	1,000	998
MGM Resorts International
6.875% due 04/01/2016	10,025	10,213
7.500% due 06/01/2016	5,700	5,871
Navient Corp.
6.250% due 01/25/2016	3,369	3,405
Nissan Motor Acceptance Corp.
0.884% due 03/03/2017	3,300	3,291
PepsiCo, Inc.
0.542% due 02/26/2016	2,700	2,701
Reynolds American, Inc.
1.050% due 10/30/2015	8,265	8,265
Springleaf Finance Corp.
5.400% due 12/01/2015	30,000	30,038
5.750% due 09/15/2016	300	306
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	2,000	2,148
Wells Fargo & Co.
1.175% due 07/22/2020	58,400	58,658

		308,545

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
0.594% due 03/25/2046	3,992	3,358
Banc of America Mortgage Trust
2.676% due 07/25/2034	218	223
Countrywide Alternative Loan Trust
3.083% due 10/25/2035 ^	149	125
Countrywide Home Loan Mortgage Pass-Through Trust
2.560% due 04/20/2035	1,024	1,022
4.810% due 02/20/2036 ^	230	203
Credit Suisse First Boston Mortgage Securities Corp.
2.236% due 06/25/2033	835	819
Structured Adjustable Rate Mortgage Loan Trust
2.493% due 07/25/2034	1,867	1,870

		7,620

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.383% due 06/01/2043 - 07/01/2044	341	350
1.963% due 11/01/2035	46	48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.310% due 09/01/2035		$105	$112
2.519% due 08/01/2035		19	20
4.167% due 09/01/2035		34	36
4.222% due 10/01/2035		33	35
5.100% due 11/01/2035		139	148
Freddie Mac
0.474% due 09/25/2031		166	164
2.474% due 08/01/2035		18	18
5.000% due 07/01/2025 - 12/01/2041		2,056	2,257

			3,188

Total United States (Cost $330,224)			327,221

VIETNAM 0.2%

SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
6.875% due 01/15/2016		$9,100	9,236

Total Vietnam (Cost $9,228)			9,236

VIRGIN ISLANDS (BRITISH) 1.0%

CORPORATE BONDS & NOTES 1.0%
Cheung Kong Infrastructure Finance BVI Ltd.
1.045% due 06/20/2017		$8,400	8,364
CNPC General Capital Ltd.
1.450% due 04/16/2016		10,200	10,202
Rosneft Finance S.A.
6.625% due 03/20/2017		800	827
7.500% due 07/18/2016		9,800	10,094
7.875% due 03/13/2018		16,350	17,226

Total Virgin Islands (British) (Cost $47,447)			46,713

SHORT-TERM INSTRUMENTS 17.7%

REPURCHASE AGREEMENTS (e) 0.1%
			6,120

SHORT-TERM NOTES 0.2%
Afren PLC
15.000% due 04/25/2016 ^(d)		$15,006	10,504

CHINA TREASURY BILLS 0.0%
3.320% due 10/13/2015	CNY	100	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 8.3%
(0.010%) due 10/05/2015 - 12/28/2015 (a)	JPY	48,880,000	$407,455

MEXICO TREASURY BILLS 5.2%
3.404% due 10/29/2015 - 04/28/2016 (a)	MXN	4,415,000	257,950

U.S. TREASURY BILLS 3.9%
0.121% due 11/12/2015 - 02/18/2016 (a)(i)		$193,746	193,734

Total Short-Term Instruments (Cost $897,741)			875,778

Total Investments in Securities (Cost $4,554,255)			4,136,821

		SHARES
INVESTMENTS IN AFFILIATES 18.7%

SHORT-TERM INSTRUMENTS 18.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.7%
PIMCO Short-Term Floating NAV Portfolio III		93,392,072	925,982

Total Short-Term Instruments (Cost $926,237)			925,982

Total Investments in Affiliates (Cost $926,237)			925,982

Total Investments 102.5% (Cost $5,480,492)			$5,062,803

Financial Derivative Instruments (g)(h) 3.4% (Cost or Premiums, net $(7,045))			168,720

Other Assets and Liabilities, net (5.9%)			(291,223)

Net Assets 100.0%			$4,940,300

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Afren PLC	15.000%	04/25/2016	04/30/2015	$ 14,790	$10,504	0.21%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$6,120	U.S. Treasury Notes 4.875% due 08/15/2016	$(6,244)	$6,120	$6,120

Total Repurchase Agreements						$(6,244)	$6,120	$6,120

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BRC	(0.750)%	09/28/2015	TBD	(2)	$(7,142)	$(7,142)

Total Reverse Repurchase Agreements						$(7,142)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $4,660 at a weighted average interest rate of (1.065%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	10/01/2045	$13,000	$(14,268)	$(14,245)
Freddie Mac	6.000%	10/01/2045	2,000	(2,246)	(2,253)

Total Short Sales				$(16,514)	$(16,498)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $7,003 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BRC	$0	$(7,142)	$0	$(7,142)	$7,003	$(139)
SSB	6,120	0	0	6,120	(6,244)	(124)

Total Borrowings and Other Financing Transactions	$6,120	$(7,142)	$0

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(7,142)	$(7,142)

Total Borrowings	$0	$0	$0	$(7,142)	$(7,142)

Gross amount of recognized liabilities for reverse repurchase agreements					$(7,142)

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$961,200	$(12,172)	$(7,591)	$285	$0

Total Swap Agreements					$(12,172)	$(7,591)	$285	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

Cash of $6,031 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$285	$285	$0	$0	$0	$0

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015		KRW	16,689,987	$		14,010	$0	$(61)
	10/2015	$		88,682		IDR	1,262,392,742	0	(2,933)
	10/2015			438,940		SGD	594,074	0	(21,559)

BOA	10/2015		CZK	302,323	$		12,613	184	0
	10/2015		IDR	111,708,000			7,500	0	(88)
	10/2015		INR	2,346,611			35,171	107	(647)
	10/2015		JPY	5,446,350			45,500	88	0
	10/2015		KRW	46,603,826			39,251	0	(39)
	10/2015		RUB	10,600,770			160,757	0	(1,122)
	10/2015		SGD	13,625			9,605	32	0
	10/2015	$		3,361		CNH	21,700	42	0
	10/2015			15,533		CZK	387,923	414	0
	10/2015			109,702		INR	7,065,900	0	(2,174)
	10/2015			1,356		RON	5,471	27	0
	10/2015		ZAR	90,443	$		6,721	216	0
	11/2015		CNH	105,130			16,190	0	(269)
	11/2015		CNY	34,218			5,281	0	(75)
	11/2015		ILS	108,944			27,615	0	(177)
	11/2015		RUB	408,262			5,904	0	(228)
	11/2015	$		26,992		EUR	24,281	156	0
	11/2015			159,199		RUB	10,633,109	570	(166)
	12/2015		HKD	14,220	$		1,834	0	0
	12/2015		MXN	67,626			3,975	0	(1)
	12/2015	$		51,039		MXN	865,490	0	(152)
	01/2016		PEN	180,236	$		54,930	656	0

BPS	10/2015		BRL	440,123			128,093	17,204	(127)
	10/2015		JPY	4,372,000			35,474	0	(971)
	10/2015	$		121,527		BRL	440,123	0	(10,511)
	10/2015			9,519		INR	616,546	0	(137)
	10/2015			2,486		RUB	159,782	0	(46)
	11/2015			3,160			216,776	96	0
	12/2015			101,801		MXN	1,732,405	56	0
	01/2016		BRL	134,025	$		46,480	13,741	0
	04/2016			173,300			48,476	7,312	0
	07/2016			437,349			110,690	9,332	0
	09/2016		CNH	21,700			3,288	0	(26)
	07/2017		BRL	138,000			46,920	17,757	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BRC	10/2015		BRL	2,426,347	$		601,817	$158	$(10,360)
	10/2015		INR	84,527			1,253	0	(33)
	10/2015		KRW	37,510,075			31,577	61	(107)
	10/2015		RUB	224,712			3,354	0	(77)
	10/2015		TWD	247,845			7,568	86	(17)
	10/2015	$		610,725		BRL	2,426,347	1,294	0
	10/2015			15,530		INR	1,037,093	252	0
	10/2015			103,586		KRW	123,249,772	572	(250)
	10/2015			20,184		MYR	84,678	0	(901)
	10/2015		ZAR	59,986	$		4,507	193	0
	11/2015		COP	114,746,576			38,422	1,459	0
	11/2015		PEN	52,174			16,063	112	0
	11/2015	$		592,988		BRL	2,418,205	10,291	0
	11/2015			11,253		PEN	36,505	0	(92)
	11/2015			68,045		TRY	213,012	1,199	0
	12/2015		PEN	7,296	$		2,153	0	(48)
	12/2015	$		25,874		CLP	17,706,801	0	(613)
	09/2016		CNH	158,718	$		24,090	0	(156)

CBK	10/2015		INR	138,448			2,106	0	(1)
	10/2015		JPY	32,508,000			264,858	0	(6,130)
	10/2015		KRW	55,175,604			46,655	138	0
	10/2015		SGD	536,100			374,223	94	(2,520)
	10/2015	$		62,877		ILS	237,237	0	(2,399)
	10/2015			2,315		MYR	9,523	0	(147)
	10/2015			201,806		PLN	759,553	0	(2,050)
	11/2015		BRL	3,654	$		910	0	(2)
	11/2015		EUR	127,212			138,663	0	(3,573)
	11/2015		TRY	44,706			14,553	30	(10)
	11/2015	$		57,405		EUR	51,588	368	(92)
	11/2015			14,047		ILS	53,488	0	(403)
	12/2015			102,613		MXN	1,730,979	0	(840)
	12/2015			370,196		SGD	532,027	2,813	0
	01/2016		BRL	310,000	$		101,573	25,846	0

DUB	10/2015			452,518			113,901	0	(241)
	10/2015		HUF	5,496,559			19,319	0	(268)
	10/2015		ILS	269,072			68,379	0	(215)
	10/2015		KRW	11,333,400			9,787	232	0
	10/2015		TWD	148,929			4,553	46	0
	10/2015	$		129,363		BRL	452,518	0	(15,220)
	10/2015			3,240		INR	209,563	0	(51)
	10/2015			4,162		KRW	4,747,593	0	(160)
	11/2015		CHF	484	$		493	0	(4)
	11/2015		INR	1,256,948			18,910	0	(174)
	11/2015		TRY	41,947			13,831	215	(21)
	11/2015		TWD	405,250			12,670	426	0
	11/2015	$		45,583		PEN	149,207	37	(3)
	12/2015			51,888		CLP	35,400,713	0	(1,384)
	12/2015			68,444		ILS	269,072	218	0
	01/2016		BRL	466,665	$		155,220	41,224	0
	01/2016		PEN	1,533			467	6	0
	04/2016		MXN	797,787			49,725	3,316	0
	04/2016	$		5,000		CNY	29,900	0	(388)
	10/2016		BRL	133,395	$		36,694	6,426	0

FBF	10/2015			1,227,223			308,905	6	(654)
	10/2015		MYR	30,000			7,500	668	0
	10/2015		RUB	3,140,422			47,353	0	(603)
	10/2015		SGD	6,030			4,265	29	0
	10/2015		TWD	412,679			12,462	0	(26)
	10/2015	$		340,276		BRL	1,227,223	0	(30,723)
	10/2015			26,830		KRW	32,080,631	216	0
	10/2015			233,818		MYR	913,993	0	(25,684)
	11/2015		RUB	123,721	$		1,856	0	(1)
	11/2015	$		313,487		CNY	2,032,339	4,644	0
	11/2015			46,734		RUB	3,140,422	403	0
	12/2015			102,170		MXN	1,739,428	100	0

GLM	10/2015		BRL	527,993	$		194,269	61,088	0
	10/2015		CZK	301,873			12,596	186	0
	10/2015		HUF	1,401,947			5,025	30	0
	10/2015		KRW	145,255,914			124,921	2,869	(495)
	10/2015		MYR	92,219			22,773	1,912	(139)

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		PLN	5,111	$		1,357	$13	$0
	10/2015		RON	81,738			21,115	450	0
	10/2015		TWD	473,404			14,320	62	(67)
	10/2015	$		132,899		BRL	527,993	282	0
	10/2015			82,127		IDR	1,167,853,296	0	(2,800)
	10/2015			22,410		INR	1,445,221	0	(417)
	10/2015			179,444		KRW	208,438,660	0	(3,631)
	11/2015		CNY	12,865	$		1,961	0	(53)
	11/2015		JPY	16,300			135	0	(1)
	11/2015	$		3,380		JPY	406,400	9	0
	11/2015			6,984		PEN	23,063	68	0
	01/2016		BRL	540,194	$		182,500	50,542	0

HUS	10/2015		CZK	604,054			25,069	236	0
	10/2015		IDR	37,114,269			2,583	62	0
	10/2015		INR	546,460			8,262	0	(54)
	10/2015		JPY	4,933,986			41,200	60	0
	10/2015		KRW	44,864,037			37,757	0	(66)
	10/2015		MYR	117,259			28,386	1,684	0
	10/2015		PHP	79,235			1,721	27	0
	10/2015		PLN	19,688			5,225	47	0
	10/2015		RUB	528,886			7,942	0	(134)
	10/2015		THB	215,226			6,030	104	0
	10/2015		TRY	37,739			12,404	0	(70)
	10/2015		TWD	170,080			5,222	75	0
	10/2015	$		37,714		CZK	939,836	923	0
	10/2015			578,760		KRW	659,839,649	81	(22,554)
	10/2015			22,497		MYR	94,434	0	(992)
	10/2015			67,205		PHP	3,064,549	0	(1,697)
	10/2015			5,410		RUB	352,498	0	(27)
	10/2015			7,032		SGD	10,032	16	0
	10/2015			253,412		TWD	7,832,971	0	(16,382)
	10/2015			4,944		ZAR	63,106	0	(412)
	10/2015		ZAR	170,720	$		13,172	900	0
	11/2015		CNY	63,405			9,791	0	(134)
	11/2015		COP	71,647,363			23,973	894	0
	11/2015		TRY	15,926			5,185	38	(29)
	11/2015	$		94,335		CNY	611,289	1,353	0
	11/2015			3,857		PEN	12,738	37	0
	11/2015			3,970		RUB	264,813	4	0
	11/2015			65,055		TRY	202,521	779	0
	12/2015		SGD	10,032	$		7,017	0	(16)
	12/2015	$		4,163		CLP	2,839,141	0	(113)
	12/2015			76,999		MXN	1,298,234	0	(669)
	07/2016		BRL	43,036	$		11,000	1,026	0
	09/2016		CNH	95,703			14,520	0	(100)

JPM	10/2015		BRL	1,018,258			256,289	0	(556)
	10/2015		CZK	25,654			1,071	16	0
	10/2015		IDR	248,935,000			17,000	202	(111)
	10/2015		INR	2,908,577			43,572	0	(690)
	10/2015		KRW	15,943,879			13,386	0	(56)
	10/2015		MYR	110,050			27,070	2,009	0
	10/2015		PHP	564,245			12,000	0	(61)
	10/2015		PLN	73,471			19,518	195	0
	10/2015		RUB	212,859			3,198	0	(52)
	10/2015		SGD	10,032			7,000	0	(48)
	10/2015		THB	350,252			9,623	26	(46)
	10/2015		TWD	541,118			16,406	46	(15)
	10/2015	$		315,346		BRL	1,018,258	0	(58,502)
	10/2015			195,151		INR	12,573,673	197	(4,003)
	10/2015			46,510		RON	189,328	1,357	0
	10/2015			110,083		THB	3,958,593	0	(1,088)
	10/2015			99,290		ZAR	1,249,562	0	(9,427)
	10/2015		ZAR	255,784	$		19,566	1,179	0
	11/2015		CAD	640			485	6	0
	11/2015		CNY	12,561			1,968	2	0
	11/2015	$		1,671		EUR	1,481	0	(15)
	04/2016		BRL	400,000	$		122,489	27,477	0
	09/2015		CNH	361,421			54,720	0	(459)
	10/2016		BRL	388,400			97,441	9,310	0
	07/2017			177,000			60,020	22,616	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MSB	10/2015		BRL	24,714	$		6,221	$0	$(13)
	10/2015		IDR	11,151,169			763	6	0
	10/2015		JPY	451,773			3,758	0	(8)
	10/2015		KRW	145,904,945			125,587	2,971	(478)
	10/2015		PLN	10,879			2,917	56	0
	10/2015		RUB	4,138,817			62,554	0	(647)
	10/2015		TWD	135,953			4,181	67	0
	10/2015	$		6,381		BRL	24,714	0	(147)
	10/2015			8,367		ILS	31,836	0	(251)
	10/2015			3,762		JPY	451,773	4	0
	10/2015			123,000		KRW	142,987,500	0	(2,366)
	10/2015			101,934		PLN	391,059	911	0
	10/2015			430,800		RUB	28,114,007	0	(1,487)
	11/2015		JPY	451,773	$		3,763	0	(4)
	11/2015	$		1,981		PEN	6,532	16	0
	11/2015			55,422		RUB	3,700,966	129	0
	01/2016		BRL	346,200	$		120,388	35,819	0
	04/2016			280,000			82,027	15,519	0

NGF	10/2015		MXN	963,462			61,937	5,070	0
	10/2015		SGD	27,648			19,621	196	0
	12/2015		TWD	285,689			8,718	87	0

SCX	10/2015		IDR	24,982,085			1,756	59	0
	10/2015		JPY	1,592,409			13,300	22	0
	10/2015		KRW	22,870,134			19,111	0	(170)
	10/2015		RUB	64,561			945	0	(41)
	10/2015	$		24,617		IDR	348,090,500	0	(973)
	10/2015			11,746		INR	784,985	200	0
	10/2015			14,572		MYR	59,344	0	(1,058)
	10/2015			54,908		TWD	1,705,175	0	(3,309)
	10/2015		ZAR	39,830	$		2,953	88	0
	11/2015	$		143,798		CNY	934,686	2,513	0
	11/2015			226,105		INR	14,736,372	0	(2,996)
	03/2016		MXN	2,542,759	$		162,877	14,274	0

SOG	10/2015		CZK	62,715			2,598	23	(3)
	10/2015		IDR	56,078,451			3,889	80	0
	10/2015		INR	505,614			7,565	0	(129)
	10/2015		KRW	17,937,658			15,193	75	(5)
	10/2015		MYR	17,765			4,187	142	0
	10/2015		RON	107,484			27,085	0	(90)
	10/2015		RUB	71,831			1,080	0	(17)
	10/2015		SGD	1,470			1,045	12	0
	10/2015		THB	85,408			2,375	23	0
	10/2015	$		55,955		CZK	1,388,474	1,126	0
	10/2015			21,147		HUF	5,788,416	0	(520)
	11/2015		CNY	24,504	$		3,818	0	(18)

UAG	10/2015		HUF	490,142			1,721	0	(26)
	10/2015		IDR	11,924,660			809	0	(1)
	10/2015		INR	466,760			7,000	0	(103)
	10/2015		MYR	108,278			24,880	223	0
	10/2015		SGD	9,201			6,549	85	0
	10/2015		TWD	866,573			26,339	116	0
	10/2015	$		28,865		IDR	409,386,043	0	(1,057)
	10/2015			5,011		INR	324,212	0	(77)
	10/2015			11,940		MYR	50,482	0	(444)
	10/2015			52,151		PLN	199,932	430	0
	10/2015			52,492		THB	1,876,597	0	(823)
	11/2015		COP	23,370,000	$		7,500	0	(28)
	12/2015	$		28,854		MXN	501,576	637	0
	07/2017		BRL	393,400	$		134,549	51,414	0

Total Forward Foreign Currency Contracts								$494,056	$(291,620)

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD	$	1.038	02/04/2016	EUR	37,400	$475	$226

FBF	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015	$	2,280	1	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		2,280	49	49

HUS	Put - OTC EUR versus USD	$	1.090	10/23/2015	EUR	45,200	839	127
	Call - OTC USD versus CNH	CNH	6.550	09/19/2016	$	30,980	812	821
	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015		61,080	34	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		61,080	1,378	1,309

							$3,588	$2,532

Total Purchased Options							$3,588	$2,532

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus INR	INR	68.530	03/16/2016	$	31,020	$(776)	$(550)
	Put - OTC USD versus INR		68.530	03/16/2016		31,020	(731)	(1,002)
	Call - OTC USD versus RUB	RUB	73.500	11/13/2015		23,500	(529)	(193)

BPS	Put - OTC USD versus INR	INR	63.200	10/28/2015		5,190	(27)	(1)
	Call - OTC USD versus INR		66.500	10/28/2015		5,190	(28)	(22)

CBK	Call - OTC EUR versus USD	$	1.143	02/04/2016	EUR	37,400	(455)	(675)
	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015	$	12,430	(100)	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		12,430	(99)	(266)

DUB	Call - OTC USD versus BRL	BRL	4.000	03/10/2016		12,100	(379)	(1,021)
	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015		19,600	(176)	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		19,600	(138)	(420)

GLM	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		7,500	(123)	(264)

HUS	Put - OTC EUR versus USD	$	1.060	10/23/2015	EUR	45,200	(406)	(20)
	Call - OTC EUR versus USD		1.135	10/23/2015		45,200	(456)	(229)
	Put - OTC USD versus CNH	CNH	6.370	09/19/2016	$	30,980	(205)	(354)
	Call - OTC USD versus CNH		7.000	09/19/2016		61,950	(833)	(878)
	Call - OTC USD versus PEN	PEN	3.300	10/15/2015		7,400	(56)	(12)
	Call - OTC USD versus TRY	TRY	3.000	11/06/2015		50,300	(667)	(1,524)
	Call - OTC USD versus ZAR	ZAR	13.500	10/28/2015		26,700	(309)	(1,007)

JPM	Call - OTC USD versus ZAR		13.500	10/28/2015		43,000	(509)	(1,621)
	Call - OTC USD versus ZAR		14.500	12/14/2015		47,200	(922)	(1,033)

UAG	Put - OTC USD versus INR	INR	63.200	10/28/2015		20,140	(106)	(3)
	Call - OTC USD versus INR		66.500	10/28/2015		20,140	(107)	(86)
	Put - OTC USD versus KRW	KRW	1,100.000	10/02/2015		31,330	(277)	0
	Call - OTC USD versus KRW		1,160.000	10/02/2015		31,330	(224)	(671)

							$(8,638)	$(11,852)

Total Written Options							$(8,638)	$(11,852)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in EUR	Premiums
Balance at Beginning of Period	$293,479	EUR 117,008	$(6,063)
Sales	2,186,194	849,800	(30,339)
Closing Buys	(531,354)	(608,408)	15,799
Expirations	(1,006,556)	(172,100)	7,986
Exercised	(391,713)	(58,500)	3,979

Balance at End of Period	$550,050	EUR 127,800	$(8,638)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	1.103%	$800	$4	$(4)	$0	$0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	1,300	(3)	(50)	0	(53)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	3,400	(25)	(14)	0	(39)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	11,800	(157)	(3)	0	(160)

BPS	Russia Government International Bond	1.000%	03/20/2016	2.360%	800	(7)	2	0	(5)

BRC	Colombia Government International Bond	1.000%	06/20/2019	2.151%	4,400	19	(197)	0	(178)
	Kazakhstan Government International Bond	1.000%	09/20/2016	1.926%	900	(7)	(1)	0	(8)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	3,700	(68)	18	0	(50)
	Turkey Government International Bond	1.000%	03/20/2016	1.616%	24,400	(6)	(59)	0	(65)

CBK	Russia Government International Bond	1.000%	03/20/2016	2.360%	20,400	(3)	(123)	0	(126)

DUB	Brazil Government International Bond	1.000%	03/20/2016	2.532%	400	(1)	(2)	0	(3)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	6,300	(80)	(89)	0	(169)
	Colombia Government International Bond	1.000%	03/20/2016	1.103%	800	5	(5)	0	0
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	11,100	(27)	(422)	0	(449)
	Petroleos Mexicanos	1.000%	03/20/2016	1.147%	10,000	(160)	156	0	(4)

FBF	Colombia Government International Bond	1.000%	03/20/2016	1.103%	300	2	(2)	0	0

GST	Brazil Government International Bond	1.000%	03/20/2016	2.532%	18,800	(16)	(115)	0	(131)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	3,400	(45)	(46)	0	(91)
	Chile Government International Bond	1.000%	09/20/2020	1.421%	7,000	19	(156)	0	(137)
	Colombia Government International Bond	1.000%	09/20/2016	1.275%	6,800	(10)	(6)	0	(16)
	Colombia Government International Bond	1.000%	06/20/2019	2.151%	4,100	20	(186)	0	(166)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	1,000	(10)	(1)	0	(11)
	Russia Government International Bond	1.000%	09/20/2016	2.424%	900	(19)	7	0	(12)

HUS	Brazil Government International Bond	1.000%	09/20/2016	2.983%	3,600	1	(69)	0	(68)
	Colombia Government International Bond	1.000%	03/20/2016	1.103%	8,800	58	(60)	0	(2)
	Kazakhstan Government International Bond	1.000%	09/20/2016	1.926%	2,100	(18)	0	0	(18)

JPM	Brazil Government International Bond	1.000%	03/20/2016	2.532%	5,000	(15)	(20)	0	(35)
	Brazil Government International Bond	1.000%	09/20/2016	2.983%	1,600	0	(30)	0	(30)
	Brazil Government International Bond	1.000%	12/20/2016	3.246%	1,700	(20)	(26)	0	(46)
	Russia Government International Bond	1.000%	03/20/2016	2.360%	68,000	(73)	(346)	0	(419)

MYC	Brazil Government International Bond	1.000%	03/20/2016	2.532%	5,600	(1)	(38)	0	(39)
	Export-Import Bank of China	1.000%	09/20/2016	0.561%	1,000	(27)	31	4	0
	Qatar Government International Bond	1.000%	06/20/2016	0.286%	2,000	3	8	11	0

						$(667)	$(1,848)	$15	$(2,530)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.810%	01/04/2016	BRL	164,800	$(7)	$(258)	$0	$(265)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		8,100	(6)	(195)	0	(201)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		44,900	6	(1,187)	0	(1,181)
	Pay	1-Year BRL-CDI	13.720%	01/02/2017		18,200	73	648	721	0
	Pay	1-Year BRL-CDI	13.900%	01/02/2017		351,100	(199)	(1,211)	0	(1,410)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		23,200	(37)	(454)	0	(491)

BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		93,000	(8)	(172)	0	(180)
	Pay	1-Year BRL-CDI	15.510%	07/01/2016		599,500	156	13	169	0
	Pay	1-Year BRL-CDI	15.850%	07/01/2016		488,800	(6)	386	380	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2017		8,600	43	(293)	0	(250)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		38,000	(20)	(442)	0	(462)

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	88,800	$(143)	$(678)	$0	$(821)
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		70,300	(82)	497	415	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		153,200	(370)	(1,803)	0	(2,173)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		29,400	(14)	(661)	0	(675)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		74,800	124	(1,197)	0	(1,073)

BRC	Pay	1-Year BRL-CDI	11.470%	01/02/2017		37,000	(20)	(322)	0	(342)

CBK	Pay	1-Year BRL-CDI	11.320%	01/04/2016		202,600	(29)	(364)	0	(393)
	Pay	1-Year BRL-CDI	12.180%	01/02/2018		81,100	(286)	(978)	0	(1,264)

DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017		49,300	0	(1,199)	0	(1,199)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		44,000	(91)	(554)	0	(645)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		33,600	0	(445)	0	(445)
	Receive	1-Year BRL-CDI	13.820%	01/02/2017		490,400	0	2,089	2,089	0
	Pay	1-Year BRL-CDI	15.230%	01/02/2017		165,400	8	(115)	0	(107)
	Receive	1-Year BRL-CDI	13.000%	01/02/2018		133,000	(14)	1,512	1,498	0
	Pay	1-Year BRL-CDI	13.375%	01/02/2018		252,100	0	(2,379)	0	(2,379)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		46,830	94	(766)	0	(672)
	Receive	1-Year BRL-CDI	13.310%	01/04/2021		150,000	0	2,057	2,057	0
	Pay	1-Year BRL-CDI	12.285%	01/02/2025		67,500	0	(1,636)	0	(1,636)

FBF	Pay	1-Year BRL-CDI	12.360%	01/02/2018		74,000	75	(1,124)	0	(1,049)

GLM	Pay	1-Year BRL-CDI	13.900%	01/02/2017		250,000	(153)	(851)	0	(1,004)
	Pay	1-Year BRL-CDI	13.730%	01/02/2018		173,500	(46)	(1,333)	0	(1,379)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		37,000	(27)	(757)	0	(784)
	Pay	1-Year BRL-CDI	12.850%	01/04/2021		72,600	168	(1,210)	0	(1,042)

HUS	Pay	1-Year BRL-CDI	15.025%	07/01/2016		619,400	0	(287)	0	(287)
	Receive	1-Year BRL-CDI	12.255%	01/02/2017		105,200	(146)	766	620	0
	Receive	1-Year BRL-CDI	13.820%	01/02/2017		36,700	(1)	157	156	0
	Pay	1-Year BRL-CDI	15.230%	01/02/2017		213,800	22	(161)	0	(139)
	Pay	1-Year BRL-CDI	15.500%	01/02/2018		231,300	(22)	(156)	0	(178)
	Pay	1-Year BRL-CDI	12.800%	01/04/2021		61,300	(136)	(955)	0	(1,091)
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	ZAR	31,000	(52)	(37)	0	(89)

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	307,400	(59)	(537)	0	(596)
	Pay	1-Year BRL-CDI	13.730%	01/02/2017		470,600	0	(2,141)	0	(2,141)
	Receive	1-Year BRL-CDI	13.000%	01/02/2018		308,200	0	3,471	3,471	0

MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017		211,000	303	(2,871)	0	(2,568)
	Pay	1-Year BRL-CDI	10.920%	01/02/2017		23,700	0	(287)	0	(287)
	Pay	1-Year BRL-CDI	13.375%	01/02/2018		454,800	0	(4,292)	0	(4,292)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		13,800	(21)	(271)	0	(292)
	Receive	1-Year BRL-CDI	13.320%	01/04/2021		270,600	0	3,692	3,692	0

SOG	Pay	28-Day MXN-TIIE	4.310%	08/30/2016	MXN	100,000	0	41	41	0

UAG	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	140,560	(405)	(1,588)	0	(1,993)

							$(1,328)	$(20,838)	$15,309	$(37,475)

Total Swap Agreements							$(1,995)	$(22,686)	$15,324	$(40,005)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(i)	Securities with an aggregate market value of $190,117 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
AZD	$0	$0	$0	$0	$(24,553)	$0	$0	$(24,553)	$(24,553)	$26,830	$2,277
BOA	2,492	0	721	3,213	(5,138)	(1,745)	(3,800)	(10,683)	(7,470)	6,786	(684)
BPS	65,498	0	964	66,462	(11,818)	(23)	(5,639)	(17,480)	48,982	(50,892)	(1,910)
BRC	15,677	0	0	15,677	(12,654)	0	(643)	(13,297)	2,380	0	2,380
CBK	29,289	226	0	29,515	(18,167)	(941)	(1,783)	(20,891)	8,624	17,936	26,560
DUB	52,146	0	5,644	57,790	(18,129)	(1,441)	(7,708)	(27,278)	30,512	(33,300)	(2,788)
FBF	6,066	49	0	6,115	(57,691)	0	(1,049)	(58,740)	(52,625)	77,074	24,449
GLM	117,511	0	0	117,511	(7,603)	(264)	(4,209)	(12,076)	105,435	(107,810)	(2,375)
GST	0	0	0	0	0	0	(564)	(564)	(564)	612	48
HUS	8,346	2,257	776	11,379	(43,449)	(4,024)	(1,872)	(49,345)	(37,966)	43,222	5,256
JPM	64,638	0	3,471	68,109	(75,129)	(2,654)	(3,267)	(81,050)	(12,941)	13,724	783

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (4)
MSB	$55,498	$0	$0	$55,498	$(5,401)	$0	$0	$(5,401)	$50,097	$(51,170)	$(1,073)
MYC	0	0	3,707	3,707	0	0	(7,478)	(7,478)	(3,771)	3,933	162
NGF	5,353	0	0	5,353	0	0	0	0	5,353	(5,800)	(447)
SCX	17,156	0	0	17,156	(8,547)	0	0	(8,547)	8,609	(7,270)	1,339
SOG	1,481	0	41	1,522	(782)	0	0	(782)	740	(1,230)	(490)
UAG	52,905	0	0	52,905	(2,559)	(760)	(1,993)	(5,312)	47,593	(52,243)	(4,650)

Total Over the Counter	$494,056	$2,532	$15,324	$511,912	$(291,620)	$(11,852)	$(40,005)	$(343,477)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$285	$285

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$494,056	$0	$494,056
Purchased Options	0	0	0	2,532	0	2,532
Swap Agreements	0	15	0	0	15,309	15,324

	$0	$15	$0	$496,588	$15,309	$511,912

	$0	$15	$0	$496,588	$15,594	$512,197

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$291,620	$0	$291,620
Written Options	0	0	0	11,852	0	11,852
Swap Agreements	0	2,530	0	0	37,475	40,005

	$0	$2,530	$0	$303,472	$37,475	$343,477

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(7,665)	$(7,665)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(89,803)	$0	$(89,803)
Purchased Options	0	0	719	135	0	854
Written Options	0	0	1,024	11,454	0	12,478
Swap Agreements	0	888	0	0	56	944

	$0	$888	$1,743	$(78,214)	$56	$(75,527)

	$0	$888	$1,743	$(78,214)	$(7,609)	$(83,192)

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(1,078)	$(1,078)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(43,471)	$0	$(43,471)
Purchased Options	0	0	(1,490)	(1,514)	0	(3,004)
Written Options	0	0	(1,019)	(1,633)	0	(2,652)
Swap Agreements	0	883	0	0	(14,847)	(13,964)

	$0	$883	$(2,509)	$(46,618)	$(14,847)	$(63,091)

	$0	$883	$(2,509)	$(46,618)	$(15,925)	$(64,169)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$509	$0	$509
Brazil
Corporate Bonds & Notes	0	360,584	0	360,584
Sovereign Issues	0	694,431	0	694,431
Canada
Corporate Bonds & Notes	0	25,389	0	25,389
Cayman Islands
Asset-Backed Securities	0	1,165	0	1,165
Corporate Bonds & Notes	0	140,718	4,889	145,607
Chile
Corporate Bonds & Notes	0	32,670	0	32,670
China
Corporate Bonds & Notes	0	65,910	0	65,910
Sovereign Issues	0	17,867	0	17,867
Colombia
Corporate Bonds & Notes	0	38,660	0	38,660
Sovereign Issues	0	175,448	0	175,448
Croatia
Sovereign Issues	0	841	0	841
Czech Republic
Sovereign Issues	0	49,629	0	49,629
El Salvador
Sovereign Issues	0	3,857	0	3,857
France
Corporate Bonds & Notes	0	15,995	0	15,995
Germany
Corporate Bonds & Notes	0	6,473	0	6,473
Hong Kong
Corporate Bonds & Notes	0	12,089	0	12,089
India
Corporate Bonds & Notes	0	66,507	0	66,507
Indonesia
Corporate Bonds & Notes	0	112,965	0	112,965
Sovereign Issues	0	219,211	0	219,211
Ireland
Corporate Bonds & Notes	0	4,737	0	4,737
Israel
Corporate Bonds & Notes	0	6,308	0	6,308
Kazakhstan
Corporate Bonds & Notes	0	93,193	0	93,193
Luxembourg
Corporate Bonds & Notes	0	148,442	0	148,442
Malaysia
Corporate Bonds & Notes	0	10,941	0	10,941
Sovereign Issues	0	407	0	407
Mexico
Corporate Bonds & Notes	0	223,321	0	223,321
Sovereign Issues	0	154	0	154

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Netherlands
Corporate Bonds & Notes	$0	$22,252	$0	$22,252
Peru
Corporate Bonds & Notes	0	6,775	0	6,775
Philippines
Corporate Bonds & Notes	0	633	0	633
Poland
Sovereign Issues	0	724	0	724
Qatar
Corporate Bonds & Notes	0	1,657	0	1,657
Russia
Corporate Bonds & Notes	0	293	0	293
Sovereign Issues	0	46	0	46
Singapore
Corporate Bonds & Notes	0	3,949	0	3,949
South Africa
Corporate Bonds & Notes	0	19,037	0	19,037
South Korea
Corporate Bonds & Notes	0	127,867	0	127,867
Sovereign Issues	0	103,483	0	103,483
Spain
Sovereign Issues	0	229	0	229
Sri Lanka
Sovereign Issues	0	10,877	0	10,877
Turkey
Corporate Bonds & Notes	0	14,641	0	14,641
Sovereign Issues	0	18,903	0	18,903
United Arab Emirates
Corporate Bonds & Notes	0	11,159	0	11,159
United Kingdom
Corporate Bonds & Notes	0	2,038	0	2,038
United States
Asset-Backed Securities	0	7,868	0	7,868
Corporate Bonds & Notes	0	308,545	0	308,545
Mortgage-Backed Securities	0	7,620	0	7,620
U.S. Government Agencies	0	3,188	0	3,188
Vietnam
Sovereign Issues	0	9,236	0	9,236
Virgin Islands (British)
Corporate Bonds & Notes	0	46,713	0	46,713
Short-Term Instruments
Repurchase Agreements	0	6,120	0	6,120
Short-Term Notes	0	0	10,504	10,504
China Treasury Bills	0	15	0	15
Japan Treasury Bills	0	407,455	0	407,455
Mexico Treasury Bills	0	257,950	0	257,950
U.S. Treasury Bills	0	193,734	0	193,734
	$0	$4,121,428	$15,393	$4,136,821

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Schedule of Investments PIMCO Emerging Markets Currency Fund (Cont.)

September 30, 2015 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$925,982	$0	$0	$925,982

Total Investments	$925,982	$4,121,428	$15,393	$5,062,803

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,498)	$0	$(16,498)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$285	$0	$285
Over the counter	0	511,912	0	511,912
	$0	$512,912	$0	$512,197

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(342,467)	$0	$(342,467)

Totals	$925,982	$4,273,650	$15,393	$5,215,025

There were no significant transfers between Level 1, 2, or 3 during the period ended September 30, 2015.

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund

September 30, 2015 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		$557

Total Short-Term Instruments (Cost $557)		557

Total Investments in Securities (Cost $557)		557

	SHARES
INVESTMENTS IN AFFILIATES 109.9%

UNITED STATES 96.9%

MUTUAL FUNDS (a) 96.9%
PIMCO Emerging Local Bond Fund	27,416,412	185,609

	SHARES	MARKET VALUE (000S)
PIMCO Emerging Markets Bond Fund	5,473,888	$51,291
PIMCO Emerging Markets Corporate Bond Fund	9,316,617	89,812

Total United States (Cost $399,469)		326,712

SHORT-TERM INSTRUMENTS 13.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.0%
PIMCO Short-Term Floating NAV Portfolio III	4,412,625	43,751

Total Short-Term Instruments (Cost $43,751)		43,751

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $443,220)	$370,463

Total Investments 110.1% (Cost $443,777)	$371,020

Other Assets and Liabilities, net (10.1%)	(34,073)

Net Assets 100.0%	$336,947

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$557	U.S. Treasury Notes 0.625% due 02/15/2017	$(571)	$557	$557

Total Repurchase Agreements						$(571)	$557	$557

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$557	$0	$0	$557	$(571)	$(14)

Total Borrowings and Other Financing Transactions	$557	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)

September 30, 2015 (Unaudited)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$11	$0	$0	$0	$11

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$19	$0	$0	$0	$19

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$557	$0	$557
	$0	$557	$0	$557

Investments in Affiliates, at Value
United States
Mutual Funds	326,712	0	0	326,712

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,751	$0	$0	$43,751
	$370,463	$0	$0	$370,463

Total Investments	$370,463	$557	$0	$371,020

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged)

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.9%

AUSTRALIA 1.0%

MORTGAGE-BACKED SECURITIES 0.3%
DECO Series
2.960% due 05/13/2045	AUD	4,973	$3,487
Puma Global Trust
0.473% due 02/21/2038		$815	814
Superannuation Members Home Loan Securitisation Fund
3.560% due 09/09/2041	AUD	95	67

			4,368

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
4.000% due 05/20/2026		3,400	2,600
6.000% due 02/01/2018		3,300	2,529
Queensland Treasury Corp.
4.250% due 07/21/2023		7,200	5,499

			10,628

Total Australia (Cost $19,210)			14,996

BELGIUM 0.2%

CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$2,000	2,191

Total Belgium (Cost $2,187)			2,191

BRAZIL 3.4%

CORPORATE BONDS & NOTES 0.9%
Petrobras Global Finance BV
2.694% due 03/17/2017		$5,200	4,485
3.250% due 03/17/2017		9,900	8,762
7.875% due 03/15/2019		1,300	1,072

			14,319

SOVEREIGN ISSUES 2.5%
Banco Nacional de Desenvolvimento Economico e Social
5.750% due 09/26/2023		1,000	835
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	51,100	12,457
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		45,900	9,383
10.000% due 01/01/2025		85,300	15,772

			38,447

Total Brazil (Cost $73,461)			52,766

CANADA 3.7%

MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	4,916	3,655

SOVEREIGN ISSUES 3.5%
Canada Government International Bond
1.500% due 12/01/2044 (d)		220	200
Province of British Columbia
4.300% due 06/18/2042		3,100	2,759
Province of Ontario
2.450% due 06/29/2022		$6,600	6,699
3.150% due 06/02/2022	CAD	25,100	20,246
3.450% due 06/02/2045		10,200	7,839
3.500% due 06/02/2024		16,400	13,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
5.000% due 12/01/2038	CAD	3,200	$3,023
5.000% due 12/01/2041		100	96

			54,322

Total Canada (Cost $67,640)			57,977

CAYMAN ISLANDS 1.0%

ASSET-BACKED SECURITIES 0.9%
BlackRock Senior Income
0.527% due 04/20/2019		$369	367
Hillmark Funding Ltd.
0.583% due 05/21/2021		4,230	4,159
Neuberger Berman CLO Ltd.
1.445% due 07/25/2023		6,300	6,321
Stone Tower CLO Ltd.
0.519% due 04/17/2021		293	289
Symphony CLO LP
1.383% due 01/09/2023		2,955	2,947

			14,083

CORPORATE BONDS & NOTES 0.1%
Baidu, Inc.
2.750% due 06/09/2019		1,600	1,591

Total Cayman Islands (Cost $15,568)			15,674

DENMARK 6.1%

CORPORATE BONDS & NOTES 5.4%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	85,000	12,868
Nykredit Realkredit A/S
1.000% due 10/01/2016		2,300	348
2.000% due 04/01/2016		132,300	20,018
3.000% due 10/01/2047		10,800	1,598
4.000% due 06/03/2036	EUR	1,700	1,892
Realkredit Danmark A/S
2.000% due 04/01/2016	DKK	314,400	47,564

			84,288

SOVEREIGN ISSUES 0.7%
Denmark Government International Bond
3.000% due 11/15/2021		59,100	10,279

Total Denmark (Cost $93,486)			94,567

FRANCE 6.0%

CORPORATE BONDS & NOTES 0.1%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,900	2,152

SOVEREIGN ISSUES 5.9%
France Government International Bond
1.000% due 05/25/2018 (h)		22,200	25,539
3.250% due 05/25/2045 (h)		19,400	28,382
4.000% due 10/25/2038 (h)		11,200	17,876
4.500% due 04/25/2041 (h)		8,600	14,984
4.750% due 04/25/2035		2,700	4,599

			91,380

Total France (Cost $91,769)			93,532

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.8%

CORPORATE BONDS & NOTES 0.9%
KFW
5.000% due 03/19/2024	AUD	300	$240
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		1,000	756
5.500% due 03/29/2022		16,700	13,510

			14,506

SOVEREIGN ISSUES 0.9%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	5,579	6,530
0.750% due 04/15/2018 (d)		6,362	7,327

			13,857

Total Germany (Cost $31,765)			28,363

GREECE 0.6%

CORPORATE BONDS & NOTES 0.6%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,650	8,946

Total Greece (Cost $11,848)			8,946

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$1,600	1,597

Total Guernsey, Channel Islands (Cost $1,599)			1,597

IRELAND 1.0%

ASSET-BACKED SECURITIES 0.0%
Magi Funding PLC
0.331% due 04/11/2021	EUR	203	227

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
3.875% due 11/14/2016		2,100	2,444
4.875% due 05/21/2019		2,150	2,800
5.125% due 03/16/2037		$7,000	8,910

			14,154

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.136% due 07/15/2048	EUR	1,213	1,289

Total Ireland (Cost $15,206)			15,670

ITALY 5.5%

CORPORATE BONDS & NOTES 0.9%
Banco Popolare SC
3.500% due 03/14/2019	EUR	5,900	6,734
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$6,500	6,535

			13,269

MORTGAGE-BACKED SECURITIES 0.2%
Casa D’este Finance SRL
0.312% due 09/15/2040	EUR	2,594	2,849

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Giovecca Mortgages SRL
0.581% due 04/23/2048	EUR	604	$675

			3,524

SOVEREIGN ISSUES 4.4%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		5,718	6,631
3.250% due 09/01/2046		1,900	2,317
4.000% due 02/01/2037 (h)		11,250	15,452
4.750% due 09/01/2028		7,700	11,170
4.750% due 09/01/2044 (h)		17,800	27,636
5.000% due 03/01/2025		2,200	3,161
5.000% due 09/01/2040		1,700	2,675

			69,042

Total Italy (Cost $89,735)			85,835

JAPAN 20.1%

SOVEREIGN ISSUES 20.1%
Japan Government International Bond
1.400% due 09/20/2034	JPY	28,160,000	248,712
1.500% due 12/20/2044		1,470,000	12,612
1.600% due 03/20/2033		2,772,000	25,586
1.700% due 09/20/2032		2,690,000	25,268

Total Japan (Cost $316,344)			312,178

LUXEMBOURG 0.1%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.268% due 06/04/2024	EUR	1,409	1,555

Total Luxembourg (Cost $1,808)			1,555

NETHERLANDS 0.8%

ASSET-BACKED SECURITIES 0.4%
Chapel BV
0.636% due 11/17/2064	EUR	535	564
Euro-Galaxy CLO BV
0.221% due 10/23/2021		1,473	1,636
Highlander Euro CDO BV
0.206% due 05/01/2023		2,761	3,022
Panther CDO BV
0.364% due 10/15/2084		1,372	1,465

			6,687

CORPORATE BONDS & NOTES 0.4%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	3,000	2,318
ING Bank NV
2.625% due 12/05/2022		$2,350	2,385
Rabobank Group
8.375% due 07/26/2016 (e)		1,200	1,241
8.400% due 06/29/2017 (e)		800	854

			6,798

Total Netherlands (Cost $13,918)			13,485

NORWAY 0.5%

CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,066
5.500% due 05/25/2016		$1,200	1,226

			5,292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	$1,453

Total Norway (Cost $8,105)			6,745

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	300	82

Total Poland (Cost $89)			82

PORTUGAL 0.4%

CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	4,400	4,572
4.750% due 01/15/2018		1,500	1,594

Total Portugal (Cost $6,739)			6,166

SLOVENIA 6.1%

SOVEREIGN ISSUES 6.1%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	100	124
4.375% due 01/18/2021		3,600	4,757
4.700% due 11/01/2016		56,100	65,833
4.750% due 05/10/2018		$8,700	9,276
5.250% due 02/18/2024		8,600	9,493
5.500% due 10/26/2022		200	225
5.850% due 05/10/2023		4,600	5,279

Total Slovenia (Cost $107,411)			94,987

SOUTH AFRICA 0.0%

SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	467
8.250% due 09/15/2017		100	7

Total South Africa (Cost $821)			474

SOUTH KOREA 0.1%

CORPORATE BONDS & NOTES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
1.109% due 05/22/2017		$1,600	1,600

Total South Korea (Cost $1,601)			1,600

SPAIN 7.3%

CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	625

SOVEREIGN ISSUES 7.2%
Autonomous Community of Catalonia
4.300% due 11/15/2016		3,300	3,773
4.950% due 02/11/2020 (h)		2,000	2,398
Autonomous Community of Madrid
4.300% due 09/15/2026		3,400	4,446
4.688% due 03/12/2020		2,600	3,350
Spain Government International Bond
2.150% due 10/31/2025		4,300	4,921
2.750% due 10/31/2024		15,100	18,209
3.800% due 04/30/2024		5,500	7,148
4.700% due 07/30/2041		1,300	1,908

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 01/31/2024	EUR	1,800	$2,498
4.900% due 07/30/2040		5,700	8,589
5.150% due 10/31/2044		7,500	11,857
5.400% due 01/31/2023		24,700	35,040
Xunta de Galicia
6.131% due 04/03/2018		3,190	4,052
6.964% due 12/28/2017		3,000	3,838

			112,027

Total Spain (Cost $121,290)			112,652

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.7%
Asian Development Bank
4.625% due 03/06/2019	NZD	13,000	8,740
European Investment Bank
6.250% due 06/08/2021	AUD	3,000	2,484

Total Supranational (Cost $13,449)			11,224

SWEDEN 1.8%

CORPORATE BONDS & NOTES 1.2%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	4,708
Stadshypotek AB
3.000% due 03/21/2018		41,000	5,274
4.250% due 10/10/2017	AUD	1,200	868
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018	SEK	17,000	2,231
Swedbank Hypotek AB
3.750% due 12/20/2017		40,700	5,258

			18,339

SOVEREIGN ISSUES 0.6%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	9,387

Total Sweden (Cost $33,776)			27,726

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.7%
UBS AG
5.125% due 05/15/2024		$4,800	4,727
7.250% due 02/22/2022		6,000	6,256

Total Switzerland (Cost $11,318)			10,983

THAILAND 0.1%

CORPORATE BONDS & NOTES 0.1%
Thai Oil PCL
3.625% due 01/23/2023		$900	891

Total Thailand (Cost $896)			891

UNITED KINGDOM 10.0%

BANK LOAN OBLIGATIONS 0.2%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$3,504	3,459

CORPORATE BONDS & NOTES 2.3%
Barclays Bank PLC
7.625% due 11/21/2022		1,900	2,133
7.750% due 04/10/2023		638	684
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	3,300	3,621

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HBOS PLC
1.027% due 09/30/2016		$2,100	$2,098
HSBC Holdings PLC
5.250% due 09/16/2022 (e)	EUR	300	319
6.375% due 03/30/2025 (e)		$1,100	1,052
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,000	8,505
Royal Bank of Scotland Group PLC
8.000% due 08/10/2025 (e)		1,600	1,616
Royal Bank of Scotland PLC
9.500% due 03/16/2022		7,044	7,691
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	1,000	1,070
Tesco PLC
5.000% due 03/24/2023	GBP	600	902
6.125% due 02/24/2022		3,300	5,328
Tesco Property Finance PLC
5.411% due 07/13/2044		848	1,135

			36,154

MORTGAGE-BACKED SECURITIES 0.6%
Business Mortgage Finance PLC
2.586% due 02/15/2041		3,513	5,181
EuroMASTR PLC
0.788% due 06/15/2040		411	552
Granite Mortgages PLC
0.906% due 06/20/2044		161	243
Paragon Mortgages PLC
0.946% due 05/15/2041		547	759
Preferred Residential Securities PLC
1.338% due 12/15/2042		795	1,037
RMAC Securities PLC
0.486% due 06/12/2044		$323	289
Southern Pacific Financing PLC
1.187% due 12/10/2042	GBP	456	595

			8,656

SOVEREIGN ISSUES 6.9%
United Kingdom Gilt
3.250% due 01/22/2044		34,100	59,699
3.500% due 01/22/2045		7,100	13,010
4.250% due 12/07/2040		13,100	26,523
4.750% due 12/07/2030		2,000	4,059
4.750% due 12/07/2038		2,100	4,493

			107,784

Total United Kingdom (Cost $143,280)			156,053

UNITED STATES 30.1%

ASSET-BACKED SECURITIES 2.6%
ACE Securities Corp. Home Equity Loan Trust
0.664% due 10/25/2035		$2,000	1,712
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.064% due 07/25/2034		642	574
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		8	7
0.894% due 10/25/2031		3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.014% due 02/25/2034		413	373
Bear Stearns Asset-Backed Securities Trust
0.444% due 08/25/2020 ^		383	279
0.594% due 09/25/2046		1,550	1,338
Carrington Mortgage Loan Trust
0.514% due 10/25/2035		2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Group Home Equity Loan Trust
0.734% due 06/25/2033	$36	$34
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045	1,344	948
0.264% due 05/25/2037	164	117
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	62	62
Countrywide Asset-Backed Certificates
0.374% due 08/25/2036	581	573
0.374% due 09/25/2036	76	75
0.534% due 12/25/2036 ^	121	85
0.674% due 12/25/2031	10	8
1.169% due 06/25/2035	429	425
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.319% due 07/25/2037	235	158
Home Equity Asset Trust
0.794% due 11/25/2032	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	439	250
Lehman XS Trust
0.344% due 04/25/2037 ^	1,419	1,076
Merrill Lynch Mortgage Investors Trust
0.274% due 09/25/2037	204	77
0.314% due 02/25/2037	53	26
0.694% due 06/25/2036	750	718
Morgan Stanley ABS Capital, Inc. Trust
0.244% due 07/25/2036	119	55
1.139% due 06/25/2034	1,301	1,234
Morgan Stanley Home Equity Loan Trust
0.544% due 04/25/2037	1,790	1,043
Morgan Stanley Mortgage Loan Trust
0.264% due 01/25/2047 ^	4	4
0.554% due 04/25/2037	583	316
5.919% due 09/25/2046 ^	2,045	1,193
Navient Private Education Loan Trust
0.907% due 09/16/2024	2,799	2,785
OneMain Financial Issuance Trust
2.470% due 09/18/2024	6,300	6,307
People’s Choice Home Loan Securities Trust
1.544% due 01/25/2035	2,000	1,707
Popular ABS Mortgage Pass-Through Trust
0.284% due 06/25/2047 ^	189	188
0.504% due 06/25/2047 ^	1,769	1,275
RAAC Trust
1.394% due 09/25/2047	4,103	4,036
Renaissance Home Equity Loan Trust
0.694% due 12/25/2033	412	395
Residential Asset Mortgage Products Trust
0.704% due 06/25/2035	2,000	1,963
Residential Asset Securities Corp. Trust
0.694% due 07/25/2032 ^	25	22
Securitized Asset-Backed Receivables LLC Trust
0.244% due 12/25/2036	45	25
0.254% due 12/25/2036 ^	36	14
0.324% due 05/25/2037 ^	615	439
SG Mortgage Securities Trust
0.344% due 10/25/2036	1,800	1,094
Soundview Home Loan Trust
0.254% due 11/25/2036	38	15
0.324% due 12/25/2036	1,225	1,183
0.444% due 08/25/2037	3,000	2,113
Structured Asset Investment Loan Trust
0.554% due 10/25/2035	828	815
0.914% due 05/25/2035	3,522	3,278

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
1.699% due 04/25/2035	$335	$321
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036	59	30

		40,773

CORPORATE BONDS & NOTES 2.2%
Ally Financial, Inc.
5.500% due 02/15/2017	1,050	1,079
Aviation Capital Group Corp.
7.125% due 10/15/2020	300	350
Bank of America Corp.
2.600% due 01/15/2019	500	506
6.100% due 03/17/2025 (e)	1,100	1,071
CCO Safari LLC
4.908% due 07/23/2025	2,200	2,194
6.384% due 10/23/2035	4,200	4,261
CenturyLink, Inc.
6.000% due 04/01/2017	2,800	2,887
International Lease Finance Corp.
6.750% due 09/01/2016	300	311
JPMorgan Chase & Co.
3.900% due 07/15/2025	10,400	10,652
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	14,600	1,551
Masco Corp.
6.125% due 10/03/2016	8,200	8,549
Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,033

		34,444

MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
2.763% due 09/25/2035	313	276
3.022% due 07/25/2035	427	409
Ally Financial, Inc.
2.500% due 03/15/2017 (f)	5,000	4,933
American Home Mortgage Assets Trust
0.384% due 09/25/2046	1,545	1,104
American Home Mortgage Investment Trust
2.034% due 09/25/2045	478	465
Banc of America Funding Trust
2.914% due 01/20/2047 ^	285	242
2.946% due 11/20/2034	1,113	1,074
3.000% due 10/20/2046 ^	1,358	1,029
5.500% due 09/25/2035	1,997	2,120
5.750% due 11/25/2035	1,005	1,054
6.000% due 08/25/2036 ^	391	381
Banc of America Mortgage Trust
2.748% due 07/25/2035	139	132
2.852% due 09/25/2035 ^	443	410
5.500% due 11/25/2035 ^	264	253
BCAP LLC Trust
0.923% due 01/26/2047	1,148	1,019
2.482% due 02/26/2036	446	449
5.250% due 02/26/2036	1,823	1,645
5.250% due 08/26/2037	1,599	1,667
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	238	240
2.354% due 02/25/2033	6	6
2.459% due 05/25/2034	162	151
2.492% due 02/25/2036 ^	621	523
2.531% due 10/25/2033	194	196
2.591% due 05/25/2033	106	106
2.655% due 05/25/2034	595	576

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	101

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.753% due 10/25/2035	$23	$23
2.833% due 02/25/2034	30	29
3.333% due 11/25/2034	1,221	1,144
Bear Stearns ALT-A Trust
2.555% due 08/25/2036 ^	112	83
2.655% due 11/25/2035 ^	90	67
2.709% due 11/25/2036	2,152	1,565
2.838% due 08/25/2036 ^	2,050	1,546
4.139% due 11/25/2036 ^	774	592
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036	219	181
Bella Vista Mortgage Trust
0.446% due 05/20/2045	51	39
Chase Mortgage Finance Trust
2.621% due 02/25/2037	841	856
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	195	188
Citigroup Commercial Mortgage Trust
0.957% due 06/15/2033	11,200	11,133
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035	763	766
2.420% due 09/25/2035	847	854
2.708% due 08/25/2035	530	528
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^	3,161	2,739
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	560	565
Commercial Mortgage Trust
0.672% due 03/10/2046 (a)	12,000	465
1.893% due 01/10/2046 (a)	19,254	1,406
Countrywide Alternative Loan Trust
0.354% due 02/25/2047	681	571
0.364% due 05/25/2047	615	534
0.394% due 06/25/2037	1,849	1,592
0.404% due 05/25/2035	1,829	1,524
0.404% due 07/25/2046 ^	90	73
0.404% due 07/25/2046	1,539	1,350
0.426% due 03/20/2046	105	83
0.444% due 09/25/2046 ^	1,497	681
0.454% due 07/25/2046 ^	973	514
0.474% due 12/25/2035	52	46
0.496% due 09/20/2046	1,273	539
0.544% due 05/25/2037 ^	888	547
0.594% due 06/25/2036 ^	531	350
1.599% due 08/25/2035	655	595
1.643% due 11/25/2035	772	632
2.183% due 11/25/2035	549	462
5.250% due 06/25/2035 ^	344	318
6.000% due 01/25/2037 ^	2,421	2,081
6.250% due 08/25/2037 ^	730	627
6.500% due 08/25/2032	456	459
Countrywide Home Loan Mortgage Pass-Through Trust
0.414% due 05/25/2035	762	570
0.484% due 04/25/2035	140	117
0.514% due 03/25/2035	1,940	1,513
0.524% due 02/25/2035	280	260
0.534% due 02/25/2035	124	109
0.534% due 03/25/2036	541	279
2.392% due 01/20/2035	156	151
2.448% due 11/25/2034	75	72
2.458% due 11/20/2034	1,225	1,159
2.505% due 04/20/2036 ^	412	352
2.593% due 02/20/2036 ^	868	808
2.674% due 09/25/2047 ^	1,295	1,167
2.691% due 08/25/2034 ^	79	69
2.745% due 11/19/2033	16	15
2.766% due 08/25/2034 ^	147	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	$813	$486
Credit Suisse First Boston Mortgage Securities Corp.
1.344% due 03/25/2034 ^	112	108
2.285% due 07/25/2033	35	34
6.000% due 12/25/2035	500	498
Credit Suisse Mortgage Capital Certificates
5.931% due 12/16/2049	4,984	5,137
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	15,100	224
1.528% due 11/10/2046 (a)	28,132	494
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	845	740
Deutsche ALT-B Securities, Inc.
0.294% due 10/25/2036 ^	111	71
6.300% due 07/25/2036 ^	731	563
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035	413	411
Extended Stay America Trust
1.213% due 12/05/2031 (a)	34,000	129
First Horizon Alternative Mortgage Securities Trust
2.198% due 08/25/2035	1,466	1,271
First Horizon Mortgage Pass-Through Trust
2.726% due 08/25/2035	265	238
5.000% due 10/25/2020	51	51
GMAC Mortgage Corp. Loan Trust
3.045% due 06/25/2034	64	62
GreenPoint Mortgage Funding Trust
0.374% due 01/25/2037	1,305	1,054
0.394% due 12/25/2046 ^	1,086	671
0.404% due 04/25/2036	762	578
0.464% due 11/25/2045	83	72
0.634% due 06/25/2045	376	334
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033	122	121
GS Mortgage Securities Corp.
0.395% due 05/03/2032 (a)	65,000	1,478
1.777% due 02/10/2046 (a)	18,500	1,639
2.499% due 11/10/2045 (a)	24,984	2,599
GSR Mortgage Loan Trust
0.454% due 08/25/2046	851	368
1.860% due 03/25/2033	165	162
2.666% due 05/25/2035	359	336
2.702% due 09/25/2035	405	408
HarborView Mortgage Loan Trust
0.406% due 07/21/2036	1,059	874
0.406% due 09/19/2037	1,377	1,110
0.456% due 03/19/2036	206	150
0.496% due 02/19/2036	675	505
0.526% due 11/19/2035	1,207	1,015
0.916% due 01/19/2035	78	55
0.956% due 02/19/2034	2	2
2.682% due 07/19/2035	150	134
2.744% due 07/19/2035 ^	30	26
HomeBanc Mortgage Trust
0.374% due 12/25/2036	61	54
Impac CMB Trust
0.854% due 03/25/2035	58	55
0.974% due 10/25/2034	627	592
IndyMac Mortgage Loan Trust
0.404% due 05/25/2046	1,859	1,591
0.434% due 06/25/2037	937	814
0.444% due 02/25/2037	1,600	1,008
0.484% due 11/25/2036 ^	722	455
2.551% due 12/25/2034	209	200
2.621% due 08/25/2035	370	312
4.015% due 11/25/2035 ^	962	896

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	$8	$5
JPMorgan Chase Commercial Mortgage Securities Trust
1.416% due 12/15/2047 (a)	82,344	5,210
JPMorgan Mortgage Trust
1.993% due 11/25/2033	183	183
2.144% due 07/27/2037	1,569	1,462
2.539% due 08/25/2035	787	780
2.680% due 10/25/2035	379	378
2.686% due 07/25/2035	412	410
2.756% due 02/25/2036 ^	1,118	1,017
Lehman XS Trust
0.434% due 11/25/2046 ^	105	28
0.514% due 11/25/2046 ^	820	373
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046	373	279
0.534% due 05/25/2047 ^	1,183	551
MASTR Alternative Loan Trust
0.594% due 03/25/2036	516	127
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030	5	4
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035	693	652
0.444% due 08/25/2036	143	139
2.182% due 02/25/2033	167	160
2.571% due 06/25/2035	623	610
2.614% due 06/25/2037	506	488
Merrill Lynch Mortgage-Backed Securities Trust
2.916% due 04/25/2037 ^	50	43
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	599	614
Morgan Stanley Bank of America Merrill Lynch Trust
1.560% due 05/15/2046 (a)	64,548	4,107
1.813% due 02/15/2046 (a)	23,585	1,839
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.433% due 10/25/2035	603	569
2.644% due 02/25/2036 ^	256	213
2.903% due 08/25/2035	993	973
5.820% due 03/25/2047	639	644
6.138% due 03/25/2047	546	551
RBSSP Resecuritization Trust
2.316% due 10/26/2036	1,089	1,110
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2047	1,668	952
0.404% due 04/25/2046	99	51
0.494% due 01/25/2035	965	928
3.250% due 08/25/2035 ^	140	75
3.608% due 09/25/2035 ^	502	409
6.000% due 06/25/2037 ^	772	652
Residential Asset Securitization Trust
0.644% due 12/25/2036 ^	458	134
6.250% due 10/25/2036 ^	345	289
6.500% due 08/25/2036 ^	873	585
Residential Funding Mortgage Securities, Inc. Trust
2.730% due 06/25/2035	594	578
3.161% due 09/25/2035 ^	404	323
Sequoia Mortgage Trust
0.566% due 07/20/2033	360	341
2.672% due 04/20/2035	229	238
Structured Adjustable Rate Mortgage Loan Trust
0.414% due 05/25/2037	107	88
1.597% due 01/25/2035	47	37
2.034% due 10/25/2037 ^	419	282
2.513% due 04/25/2034	529	530
2.560% due 02/25/2034	242	242
2.568% due 04/25/2035	1,899	1,802

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.384% due 07/25/2046	$1,331	$1,059
0.404% due 04/25/2036	488	371
0.414% due 09/25/2047	184	148
0.424% due 05/25/2045	526	466
0.466% due 07/19/2035	357	348
0.504% due 12/25/2035	42	30
0.796% due 07/19/2034	14	14
1.699% due 08/25/2047 ^	2,124	1,781
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.900% due 05/25/2032	11	11
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	91	91
5.500% due 05/25/2035	236	243
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	31
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^	3,333	2,978
UBS-Barclays Commercial Mortgage Trust
1.975% due 12/10/2045 (a)	60,760	5,548
UBS-Citigroup Commercial Mortgage Trust
2.638% due 01/10/2045 (a)	21,793	1,823
Wachovia Bank Commercial Mortgage Trust
5.896% due 06/15/2049	132	133
WaMu Mortgage Pass-Through Certificates Trust
0.414% due 07/25/2046 ^	11	0
0.474% due 11/25/2045	435	382
0.484% due 07/25/2045	818	769
0.484% due 10/25/2045	209	195
0.504% due 01/25/2045	211	200
0.514% due 01/25/2045	150	142
0.934% due 11/25/2034	1,190	1,137
0.959% due 04/25/2047	786	669
0.993% due 12/25/2046	546	501
1.123% due 05/25/2046	1,496	1,404
1.174% due 11/25/2034	806	762
1.583% due 08/25/2042	88	84
1.599% due 06/25/2042	115	111
1.958% due 04/25/2037 ^	1,646	1,440
2.026% due 12/25/2036 ^	56	50
2.159% due 11/25/2046	217	197
2.159% due 12/25/2046	713	661
2.193% due 02/25/2037 ^	872	735
2.433% due 03/25/2034	568	571
2.443% due 03/25/2035	787	789
2.453% due 12/25/2035	1,270	1,173
2.506% due 08/25/2034	628	629
2.560% due 06/25/2033	102	104
3.719% due 03/25/2036	1,679	1,525
4.335% due 02/25/2037 ^	544	507
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	91	89
Washington Mutual Mortgage Pass-Through Certificates Trust
0.444% due 07/25/2046 ^	118	54
1.139% due 07/25/2046 ^	621	399
1.169% due 05/25/2046	2,347	1,781
2.166% due 02/25/2033	3	3
6.000% due 10/25/2035 ^	845	650
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	266	243
Wells Fargo Mortgage-Backed Securities Trust
2.651% due 03/25/2036	144	142
2.696% due 04/25/2036	444	444
5.705% due 04/25/2036	255	56
6.000% due 10/25/2036 ^	381	372

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo-RBS Commercial Mortgage Trust
0.408% due 03/15/2048 (a)	$26,228	$649
1.616% due 03/15/2045 (a)	68,987	4,374

		166,887

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	960
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	490	490
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	128
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	592
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	600	756

		2,926

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.174% due 01/16/2018	15,700	352

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
0.254% due 07/25/2037	$809	761
0.314% due 03/25/2034	13	13
0.344% due 08/25/2034	10	10
0.394% due 10/27/2037	5,677	5,647
0.594% due 06/25/2029	5	5
1.383% due 06/01/2043 - 10/01/2044	231	236
1.930% due 03/01/2033	100	104
2.004% due 12/01/2034	44	47
2.373% due 06/01/2035	79	83
2.441% due 05/01/2026	11	12
2.468% due 01/25/2022 (a)	20,268	2,050
2.552% due 11/01/2034	1,101	1,174
2.608% due 09/01/2019	3	3
3.000% due 11/01/2045	1,000	1,012
3.393% due 09/01/2035	67	70
3.490% due 12/01/2020	4,859	5,211
3.500% due 10/01/2045	9,800	10,227
4.320% due 12/01/2036	100	106
5.700% due 08/01/2018	2,134	2,242
6.000% due 04/25/2043 - 07/25/2044	816	937
6.500% due 06/25/2044	17	20
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	435	434
Federal Housing Administration
6.896% due 07/01/2020	249	236
7.430% due 11/01/2022	4	3
Freddie Mac
0.454% due 08/25/2031	28	27
0.657% due 12/15/2031	38	39
0.807% due 12/15/2037	1,236	1,249
1.012% due 09/25/2022 (a)	23,473	1,169
1.167% due 11/25/2022 (a)	28,645	1,718

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.383% due 10/25/2044		$833	$862
1.458% due 08/25/2019 (a)		37,633	1,681
1.556% due 11/25/2019 (a)		34,208	1,708
2.375% due 10/01/2035 - 03/01/2036		252	258
2.396% due 06/01/2024		18	19
2.486% due 09/01/2035		52	56
2.496% due 08/01/2035		79	84
4.213% due 11/01/2035		97	103
5.231% due 10/01/2035		34	35
Ginnie Mae
1.625% due 10/20/2029		15	16
6.000% due 08/20/2034		5,370	6,165
NCUA Guaranteed Notes
0.583% due 03/06/2020		872	874

			46,706

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Bonds
2.875% due 08/15/2045		6,200	6,202
5.250% due 02/15/2029 (l)		3,500	4,703
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)(l)		949	926
0.125% due 07/15/2022 (j)(l)		34,351	33,552
0.125% due 01/15/2023 (j)(l)		42,184	40,737
0.250% due 01/15/2025 (h)(j)		50,984	48,947
1.375% due 01/15/2020 (j)(l)		3,200	3,362
1.750% due 01/15/2028 (l)		4,443	4,921
2.375% due 01/15/2027 (l)		5,089	5,967
2.500% due 01/15/2029 (l)		2,001	2,405
U.S. Treasury Strips
0.000% due 11/15/2023 (c)		13,800	11,712
0.000% due 05/15/2026 (c)		17,300	13,558

			176,992

Total United States (Cost $470,810)			469,080

SHORT-TERM INSTRUMENTS 1.7%

CERTIFICATES OF DEPOSIT 0.3%
Credit Suisse
0.669% due 01/28/2016		$2,900	2,900
Intesa Sanpaolo SpA
1.666% due 04/11/2016		2,100	2,104

			5,004

REPURCHASE AGREEMENTS (g) 0.2%
			3,595

JAPAN TREASURY BILLS 0.6%
(0.035%) due 12/28/2015	JPY	1,020,000	8,503

U.S. TREASURY BILLS 0.6%
0.081% due 11/12/2015 - 02/11/2016 (b)(h)(j)(l)		$9,657	9,657

Total Short-Term Instruments (Cost $26,756)			26,759

Total Investments in Securities (Cost $1,791,885)			1,724,754

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	103

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III	813,674	$8,068

Total Short-Term Instruments (Cost $8,068)		8,068

Total Investments in Affiliates (Cost $8,068)		8,068

MARKET VALUE (000S)
Total Investments 111.4% (Cost $1,799,953)	$1,732,822

Financial Derivative Instruments (i)(k) 0.3% (Cost or Premiums, net $(969))	4,374

Other Assets and Liabilities, net (11.7%)	(182,167)

Net Assets 100.0%	$1,555,029

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 5,000	$4,933	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$3,595	U.S. Treasury Notes 4.875% due 08/15/2016	$(3,668)	$3,595	$3,595

Total Repurchase Agreements						$(3,668)	$3,595	$3,595

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
DBL	(0.650%)	05/28/2015	TBD	(2)	EUR (1,022)	$(1,139)
	(0.650%)	08/03/2015	TBD	(2)	(1,099)	(1,227)
GRE	1.050%	09/29/2015	10/06/2015		$ (12,545)	(12,546)

Total Reverse Repurchase Agreements						$(14,912)

(2)	Open maturity reverse repurchase agreements.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions
BPS	(0.140%)	07/16/2015	10/08/2015	EUR	(68,154)	$(76,165)
	(0.080%)	08/25/2015	11/05/2015		(19,357)	(21,718)
	(0.050%)	09/30/2015	11/05/2015		(3,917)	(4,394)
MSC	(0.153%)	08/21/2015	11/05/2015		(25,247)	(27,825)
	(0.100%)	09/30/2015	11/05/2015		(13,906)	(15,586)
TDM	0.620%	09/23/2015	10/06/2015	$	(2,901)	(2,901)

Total Sale-Buyback Transactions						$(148,589)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $346,870 at a weighted average interest rate of 0.045%.

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	10/01/2045	$ 10,000	$(10,345)	$(10,436)
Fannie Mae	4.000%	10/01/2045	6,000	(6,368)	(6,402)
Fannie Mae	4.000%	11/01/2045	12,000	(12,767)	(12,780)
Fannie Mae	4.500%	10/01/2045	100,500	(108,748)	(108,979)

Total Short Sales				$(138,228)	$(138,597)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $166,136 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
DBL	$0	$(2,366)	$0	$(2,366)	$2,278	$(88)
GRE	0	(12,546)	0	(12,546)	12,576	30
SSB	3,595	0	0	3,595	(3,668)	(73)

Master Securities Forward Transaction Agreement
BPS	0	0	(102,277)	(102,277)	105,002	2,725
MSC	0	0	(43,411)	(43,411)	43,088	(323)
MYI	0	0	0	0	(4,000)	(4,000)
TDM	0	0	(2,901)	(2,901)	2,902	1

Total Borrowings and Other Financing Transactions	$3,595	$(14,912)	$(148,589)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(2,366)	$(2,366)
U.S. Treasury Obligations	0	(12,546)	0	0	(12,546)

Total	$0	$(12,546)	$0	$(2,366)	$(14,912)

Sale-Buyback Transactions
Sovereign Issues	0	(76,165)	(69,523)	0	(145,688)
U.S. Treasury Obligations	0	(2,901)	0	0	(2,901)

Total	$0	$(79,066)	$(69,523)	$0	$(148,589)

Total Borrowings	$0	$(91,612)	$(69,523)	$(2,366)	$(163,501)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(163,501)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	105

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$ 112.500	11/20/2015	267	$2	$2
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.750	11/20/2015	266	2	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.500	11/20/2015	238	2	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	364	3	5
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	800	7	12
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	400	4	6
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/20/2015	100	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	954	8	14
Put - CBOT U.S. Treasury 30-Year Bond December Futures	105.000	11/20/2015	105	1	2
Call - MSE Canada Government 10-Year Bond December Futures	CAD 160.000	11/20/2015	250	2	1

				$32	$48

Total Purchased Options				$32	$48

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	190	$(269)	$7	$0
90-Day Eurodollar June Futures	Short	06/2016	38	(40)	1	0
90-Day Eurodollar March Futures	Short	03/2016	1	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2017	129	(198)	5	0
90-Day Eurodollar September Futures	Short	09/2016	161	(206)	6	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	106	7	7	0
Canada Government 10-Year Bond December Futures	Short	12/2015	260	301	55	(37)
Euro-Bobl December Futures	Long	12/2015	995	417	22	(11)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	674	2,306	393	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	319	366	63	(8)
Euro-Buxl 30-Year Bond December Futures	Long	12/2015	210	1,009	66	(66)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	580	1,996	246	0
Euro-Schatz December Futures	Long	12/2015	695	(8)	0	(9)
Japan Government 10-Year Bond December Futures	Long	12/2015	8	17	8	(7)
Put Options Strike @ EUR 110.900 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	480	0	0	(1)
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	949	(1)	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	251	57	7	(1)
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	300	0	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	533	367	0	(17)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	2,870	3,758	0	(224)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	105	(295)	59	0
U.S. Treasury Ultra Long-Term Bond December Futures	Short	12/2015	33	94	23	0
United Kingdom Long Gilt December Futures	Long	12/2015	310	485	117	(56)

Total Futures Contracts				$10,162	$1,085	$(437)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	(1.000%)	06/20/2020	$ 38,900	$(207)	$374	$0	$0
iTraxx Europe 23 5-Year Index	(1.000%)	06/20/2020	EUR 8,700	(72)	20	0	(2)

				$(279)	$394	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$600	$0	$2	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD 28,900	$(1,866)	$(1,895)	$2	$0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$ 867,100	(4,313)	(3,725)	132	0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	200,300	(2,537)	(1,655)	59	0
Receive	3-Month USD-LIBOR	2.038%	08/31/2022	18,100	(330)	(330)	15	0
Receive	3-Month USD-LIBOR	2.000%	08/31/2022	64,300	(1,018)	(889)	55	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	165,100	(5,208)	(5,542)	93	0
Receive	3-Month USD-LIBOR	2.300%	01/13/2023	16,300	(533)	(468)	14	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	205,200	(8,116)	(9,624)	175	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2035	4,200	(20)	(320)	10	0
Pay	3-Month USD-LIBOR	2.750%	12/16/2045	3,100	124	80	0	(10)
Pay	6-Month EUR-EURIBOR	0.493%	03/16/2021	EUR 89,600	247	247	79	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	16,200	94	(93)	0	(38)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046	53,300	861	(1,841)	0	(268)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018	GBP 47,700	(583)	(156)	0	(16)
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018	67,000	(938)	(1,005)	0	(39)
Pay	6-Month GBP-LIBOR	1.750%	03/16/2021	70,700	1,069	505	164	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	25,400	(349)	(717)	0	(161)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046	17,100	(939)	(874)	0	(303)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	JPY 23,620,000	148	80	0	(3)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2022	4,930,000	(540)	(390)	29	0
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	1,230,000	271	64	0	(25)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	2,360,000	(772)	155	46	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN 700,500	205	137	12	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019	258,800	(64)	85	34	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020	637,200	515	267	125	0

					$(24,592)	$(27,904)	$1,044	$(863)

Total Swap Agreements					$(24,871)	$(27,508)	$1,046	$(865)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $39,748 and cash of $9,762 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$48	$1,085	$1,046	$2,179	$0	$(437)	$(870)	$(1,307)

(5)	Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015	$		84,278		SGD	114,065	$0	$(4,139)

BOA	10/2015		CNY	7,920	$		1,200	0	(44)
	10/2015		KRW	7,157,606			6,028	0	(6)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	107

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		79,066		NOK	645,946	$0	$(3,190)
	10/2015			64,791		SEK	538,144	0	(496)
	11/2015		CNY	108,767	$		16,530	0	(496)
	01/2016		BRL	51,100			17,290	4,807	0
	04/2016		DKK	388,051			57,365	0	(1,026)
	09/2016		CNY	7,920			1,198	0	(11)
	07/2017		BRL	68,600			23,638	9,141	0

BPS	10/2015			32,454			8,169	0	(17)
	10/2015		JPY	99,400			833	5	0
	10/2015	$		8,605		BRL	32,454	0	(419)
	10/2015			1,237		CNY	7,920	7	0
	10/2015			4,426		TWD	143,571	0	(81)
	12/2015		MXN	66,377	$		3,900	0	(2)

BRC	10/2015	$		7,667		KRW	9,080,544	4	(16)
	10/2015			2,089		MYR	8,801	0	(85)
	10/2015			275		RUB	19,236	19	0
	09/2016		CNY	14,133	$		2,125	0	(35)

CBK	10/2015		EUR	6,872			7,674	0	(5)
	10/2015		JPY	467,060			3,900	6	0
	10/2015		SGD	98,950			69,051	0	(469)
	10/2015	$		4,539		AUD	6,421	0	(32)
	10/2015			2,112		DKK	14,135	5	0
	11/2015		DKK	14,135	$		2,113	0	(5)
	11/2015	$		19,092		EUR	17,000	0	(87)
	11/2015			17,151		INR	1,115,651	0	(260)
	12/2015			68,851		SGD	98,950	523	0
	09/2016		CNY	7,064	$		1,062	0	(17)

DUB	10/2015		BRL	87,520			21,883	32	(225)
	10/2015	$		22,035		BRL	87,520	44	(2)
	10/2015		ZAR	6,901	$		548	52	0
	11/2015		BRL	5,904			1,476	3	0
	11/2015	$		21,245		BRL	85,978	204	0
	12/2015		MXN	84,268	$		4,972	18	0
	12/2015	$		1,737		MXN	29,503	0	(2)
	04/2016		BRL	37,105	$		10,901	2,087	0

FBF	10/2015			5,904			1,425	0	(64)
	10/2015		JPY	2,300,778			19,176	2	(7)
	10/2015		MYR	11,474			2,935	322	0
	10/2015		SGD	5,730			4,072	47	0
	10/2015	$		1,486		BRL	5,904	3	0
	11/2015		CNY	22,482	$		3,468	0	(51)
	12/2015	$		5,729		MXN	98,743	77	0
	04/2016		BRL	45,884	$		13,263	2,364	0

GLM	10/2015		AUD	5,334			3,729	0	(15)
	10/2015		BRL	29,964			8,170	612	0
	10/2015		DKK	3,470			524	4	0
	10/2015		EUR	4,300			4,842	37	0
	10/2015		NOK	881,062			103,519	25	0
	10/2015	$		114,520		AUD	159,277	0	(2,724)
	10/2015			7,542		BRL	29,963	16	0
	10/2015			4,375		EUR	3,898	4	(24)
	10/2015			5,000		INR	328,850	4	0
	11/2015		CNY	2,473	$		377	0	(10)
	11/2015		NOK	217,175			26,178	685	0
	11/2015		SEK	194,045			22,227	0	(978)
	11/2015	$		3,574		EUR	3,188	0	(10)
	11/2015			103,468		NOK	881,062	0	(28)
	04/2016		BRL	2,683	$		801	164	0
	07/2016			43,439			12,122	2,055	0

HUS	10/2015			4,637			1,284	115	0
	10/2015		JPY	2,291,547			19,182	80	0
	10/2015		KRW	4,336,608			3,632	0	(24)
	10/2015		THB	9,919			279	6	0
	10/2015		TWD	16,950			548	35	0
	10/2015	$		1,167		BRL	4,637	3	0
	10/2015			34,828		GBP	22,159	0	(1,307)
	10/2015			83,970		KRW	95,546,242	3	(3,421)
	10/2015			53,401		NZD	82,940	0	(378)
	11/2015			23,903		CNY	153,673	152	0

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2016		DKK	111,106	$		16,445	$0	$(273)
	09/2016		CNY	7,061			1,062	0	(17)

JPM	10/2015		AUD	20,479			14,335	0	(40)
	10/2015		BRL	89,666			22,569	0	(48)
	10/2015		CAD	146,671			110,056	150	0
	10/2015		DKK	16,917			2,550	17	(1)
	10/2015		EUR	8,280			9,479	227	0
	10/2015		KRW	12,165,538			10,436	180	0
	10/2015		MYR	33,929			8,318	592	0
	10/2015		NZD	7,766			4,932	0	(33)
	10/2015		SGD	4,095			2,964	87	0
	10/2015		TWD	334,785			10,289	158	0
	10/2015	$		24,906		BRL	89,666	0	(2,289)
	10/2015			13,130		CAD	17,307	0	(161)
	10/2015			348		DKK	2,300	0	(4)
	10/2015			16,026		EUR	14,200	7	(165)
	10/2015			1,410		KRW	1,676,067	3	0
	10/2015			5,471		NZD	8,715	100	0
	10/2015			1,398		SGD	1,982	0	(6)
	10/2015			4,395		THB	159,638	0	0
	10/2015			2,973		TWD	96,563	0	(51)
	11/2015		CAD	647	$		483	0	(2)
	11/2015		EUR	14,590			16,392	81	0
	11/2015	$		110,036		CAD	146,671	0	(147)
	11/2015			7,614		EUR	6,787	0	(27)
	01/2016		BRL	41,244	$		14,000	3,925	0
	01/2016		DKK	31,560			4,800	62	0
	04/2016			42,442			6,297	0	(89)
	10/2016			2,300			352	4	0

MSB	10/2015		RUB	19,936			305	1	0
	10/2015	$		83,672		CHF	78,752	0	(2,867)
	10/2015			31,725		JPY	3,831,347	213	0
	11/2015		JPY	1,534,947	$		12,786	0	(14)
	01/2016		DKK	31,173			4,770	91	0

NAB	10/2015		AUD	139,885			97,992	0	(194)
	10/2015	$		34,496		EUR	30,220	0	(728)
	11/2015			97,821		AUD	139,885	194	0

SCX	10/2015		MYR	964	$		228	8	0
	10/2015		NZD	83,889			53,005	0	(625)
	10/2015		SGD	7,272			5,269	160	0
	10/2015	$		2,340		INR	153,738	0	0
	10/2015			28,346		NOK	235,116	0	(728)
	10/2015			15,617		SEK	130,726	2	0
	11/2015		CNY	19,950	$		3,010	0	(113)
	11/2015	$		52,880		NZD	83,889	624	0

TOR	10/2015			101,070		CAD	133,727	0	(862)

UAG	10/2015		CAD	4,363	$		3,293	23	0
	10/2015		CHF	78,752			80,029	0	(776)
	10/2015		DKK	6,333			966	17	0
	10/2015		EUR	28,866			32,292	38	0
	10/2015		GBP	22,159			33,686	166	0
	10/2015		MYR	39,836			9,434	363	0
	10/2015		PLN	6,382			1,665	0	(14)
	10/2015		THB	434,489			12,173	210	0
	10/2015		TWD	144,487			4,465	93	0
	10/2015	$		2,565		JPY	307,900	1	0
	10/2015			2,782		MYR	11,496	0	(164)
	11/2015		AUD	3,180	$		2,233	5	0
	11/2015	$		80,114		CHF	78,752	777	0
	11/2015			32,307		EUR	28,866	0	(37)
	11/2015			33,681		GBP	22,159	0	(166)
	11/2015			9,908		JPY	1,191,300	26	0
	12/2015			124		MXN	2,084	0	(2)
	09/2016		CNY	153,673	$		23,249	0	(224)

Total Forward Foreign Currency Contracts								$32,377	$(31,075)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	109

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC AUD versus USD	$	0.575	11/12/2015	AUD	100,000	$7	$4
	Put - OTC NZD versus USD		0.498	11/12/2015	NZD	75,000	5	1
	Call - OTC USD versus CAD	CAD	1.510	11/16/2015	$	196,000	20	10

CBK	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	15,500	250	133

FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015	$	8,900	191	125

GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		8,700	77	1

JPM	Call - OTC USD versus CHF	CHF	1.105	11/19/2015		75,000	7	7

							$557	$281

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	42,900	$703	$493

Total Purchased Options								$1,260	$774

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	34,300	$(40)	$(18)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900%	12/16/2015		34,300	(133)	(240)

JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650%	12/16/2015		39,800	(75)	(19)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	12/16/2015		39,800	(128)	(289)

							$(376)	$(566)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015	$	7,600	$(46)	$(6)

CBK	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	15,500	(97)	(37)
	Call - OTC EUR versus USD		1.154	12/04/2015		15,500	(149)	(100)

FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015	$	8,900	(94)	(61)

GLM	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		8,700	(29)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		8,700	(43)	0

HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		6,200	(70)	(51)

JPM	Call - OTC USD versus CNY		6.600	02/05/2016		5,330	(61)	(44)

UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		9,150	(54)	(8)

							$(643)	$(307)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(69)	$(6)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	26,700	$(98)	$(12)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400%	04/29/2016		26,700	(232)	(678)

GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015		17,200	(705)	(684)

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700%	12/10/2015	GBP	10,200	$(74)	$(111)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/10/2015		10,200	(67)	(33)

								$(1,176)	$(1,518)

Total Written Options								$(2,264)	$(2,397)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR	Notional Amount in GBP		Notional Amount in NZD		Premiums
Balance at Beginning of Period	$542,090	AUD	0	EUR 39,480	GBP	0	NZD	0	$(11,451)
Sales	215,850		30,500	389,500		124,800		40,700	(3,730)
Closing Buys	(193,560)		0	(95,200)		(37,900)		(40,700)	4,711
Expirations	(446,600)		(30,500)	(72,840)		(52,100)		0	6,372
Exercised	(57,800)		0	(11,140)		(14,400)		0	1,834

Balance at End of Period	$59,980	AUD	0	EUR 249,800	GBP	20,400	NZD	0	$(2,264)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	CenturyLink, Inc.	(0.595%	)	06/20/2017	1.821%	$ 2,800	$0	$58	$58	$0
	Universal Health Services, Inc.	(1.250%	)	06/20/2016	0.141%	1,000	0	(9)	0	(9)

BPS	UBS AG	(1.000%	)	03/20/2017	1.108%	1,000	0	1	1	0

CBK	UBS AG	(1.000%	)	03/20/2017	1.108%	5,000	3	4	7	0

DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.051%	1,000	(19)	7	0	(12)

MYC	Equity Commonwealth	(1.960%	)	12/20/2015	0.183%	8,250	0	(37)	0	(37)

							$(16)	$24	$66	$(58)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	4.686%	$ 4,300	$(122)	$(437)	$0	$(559)
	France Government International Bond	0.250%	03/20/2020	0.237%	5,600	(43)	46	3	0

BRC	France Government International Bond	0.250%	03/20/2020	0.237%	6,200	(40)	44	4	0
	Russia Government International Bond	1.000%	09/20/2016	2.424%	3,000	(40)	0	0	(40)

CBK	France Government International Bond	0.250%	03/20/2020	0.237%	4,100	(37)	40	3	0
	France Government International Bond	0.250%	06/20/2020	0.256%	1,300	(8)	8	0	0

DUB	Brazil Government International Bond	1.000%	03/20/2019	4.615%	4,700	(184)	(350)	0	(534)

GST	France Government International Bond	0.250%	03/20/2020	0.237%	20,300	(182)	195	13	0
	France Government International Bond	0.250%	06/20/2020	0.256%	2,100	(12)	12	0	0
	Greece Government International Bond	1.000%	12/20/2015	36.531%	EUR 2,500	(128)	(219)	0	(347)

HUS	Brazil Government International Bond	1.000%	09/20/2019	4.686%	$ 100	(3)	(10)	0	(13)
	France Government International Bond	0.250%	03/20/2020	0.237%	900	(6)	7	1	0
	Italy Government International Bond	1.000%	03/20/2019	0.860%	38,400	(890)	1,083	193	0
	Russia Government International Bond	1.000%	09/20/2016	2.424%	3,000	(35)	(6)	0	(41)

JPM	France Government International Bond	0.250%	03/20/2020	0.237%	7,300	(58)	63	5	0
	France Government International Bond	0.250%	06/20/2020	0.256%	2,600	(15)	14	0	(1)

MYC	Brazil Government International Bond	1.000%	03/20/2019	4.615%	11,100	(554)	(707)	0	(1,261)
	Brazil Government International Bond	1.000%	09/20/2019	4.686%	3,800	(112)	(382)	0	(494)
	France Government International Bond	0.250%	03/20/2020	0.237%	2,200	(18)	19	1	0

						$(2,487)	$(580)	$223	$(3,290)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value (5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000%	)	06/20/2020	EUR	200	$ 6	$2	$8	$0

GST	iTraxx Europe Subordinated 23 5-Year Index	(1.000%	)	06/20/2020		800	27	4	31	0

MYC	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019		5,950	97	84	181	0

							$ 130	$90	$220	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR 33,000	$36,628	$292	$424	$716	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	7,040	7,681	6	286	292	0

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	68,300	74,583	1,008	1,699	2,707	0

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	53,600	60,032	189	435	624	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	15,940	17,375	242	435	677	0

DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	44,500	49,533	586	239	825	0

GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF 400	421	11	(20)	0	(9)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR 4,700	5,264	16	43	59	0

						$2,350	$3,541	$5,900	$(9)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	1,800	$15	$156	$171	$0

CBK	Pay	1-Month GBP-UKRPI	3.495%	05/15/2045		500	0	33	33	0

DUB	Pay	1-Month GBP-UKRPI	3.503%	05/15/2045		900	0	64	64	0

GLM	Pay	1-Month GBP-UKRPI	3.310%	05/15/2030		1,600	0	65	65	0
	Pay	1-Month GBP-UKRPI	3.311%	05/15/2030		1,600	0	66	66	0
	Pay	1-Month GBP-UKRPI	3.313%	05/15/2030		1,500	0	62	62	0
	Pay	1-Month GBP-UKRPI	3.543%	05/15/2045		1,300	4	125	129	0

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	41,700	(6)	(75)	0	(81)

MYC	Pay	1-Month GBP-UKRPI	3.535%	05/15/2045	GBP	1,800	13	156	169	0

							$26	$652	$759	$(81)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$	41	$0	$12	$12	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450%	08/16/2016		20	0	8	8	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650%	08/16/2016		20	0	12	12	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700%	08/16/2016		18	0	10	10	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800%	08/16/2016		13	0	9	9	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000%	08/16/2016		19	0	17	17	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250%	08/16/2016		20	0	15	15	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450%	08/16/2016		20	0	11	11	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550%	08/16/2016		41	0	18	18	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900%	08/16/2016		18	0	(5)	0	(5)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200%	08/16/2016		32	0	(14)	0	(14)

							$0	$93	$112	$(19)

Total Swap Agreements							$3	$3,820	$7,280	$(3,457)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $19,385 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
AZD	$0	$0	$0	$0	$(4,139)	$0	$0	$(4,139)	$(4,139)	$4,772	$633
BOA	13,948	0	1,240	15,188	(5,269)	0	(568)	(5,837)	9,351	(9,210)	141
BPS	12	15	2,716	2,743	(519)	(258)	0	(777)	1,966	(60)	1,906
BRC	23	0	4	27	(136)	(696)	(40)	(872)	(845)	941	96
CBK	534	133	1,344	2,011	(875)	(143)	0	(1,018)	993	(798)	195
DUB	2,440	0	1,001	3,441	(229)	0	(565)	(794)	2,647	(6,130)	(3,483)
FBF	2,815	125	0	2,940	(122)	(61)	0	(183)	2,757	(2,920)	(163)
GLM	3,606	494	381	4,481	(3,789)	(684)	(9)	(4,482)	(1)	(210)	(211)
GST	0	0	44	44	0	0	(347)	(347)	(303)	312	9
HUS	394	0	194	588	(5,420)	(51)	(54)	(5,525)	(4,937)	6,329	1,392
JPM	5,593	7	5	5,605	(3,063)	(496)	(82)	(3,641)	1,964	(1,850)	114
MSB	305	0	0	305	(2,881)	0	0	(2,881)	(2,576)	2,713	137
MYC	0	0	351	351	0	0	(1,792)	(1,792)	(1,441)	1,520	79
NAB	194	0	0	194	(922)	0	0	(922)	(728)	652	(76)
SCX	794	0	0	794	(1,466)	0	0	(1,466)	(672)	1,534	862
TOR	0	0	0	0	(862)	0	0	(862)	(862)	612	(250)
UAG	1,719	0	0	1,719	(1,383)	(8)	0	(1,391)	328	(360)	(32)

Total Over the Counter	$32,377	$774	$7,280	$40,431	$(31,075)	$(2,397)	$(3,457)	$(36,929)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	113

Schedule of Investments PIMCO Foreign Bond Fund (Unhedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$48	$48
Futures	0	0	0	0	1,085	1,085
Swap Agreements	0	2	0	0	1,044	1,046

	$0	$2	$0	$0	$2,177	$2,179

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$32,377	$0	$32,377
Purchased Options	0	0	0	281	493	774
Swap Agreements	0	509	0	6,012	759	7,280

	$0	$509	$0	$38,670	$1,252	$40,431

	$0	$511	$0	$38,670	$3,429	$42,610

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$437	$437
Swap Agreements	0	2	0	0	868	870

	$0	$2	$0	$0	$1,305	$1,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,075	$0	$31,075
Written Options	0	566	0	307	1,524	2,397
Swap Agreements	0	3,348	0	28	81	3,457

	$0	$3,914	$0	$31,410	$1,605	$36,929

	$0	$3,916	$0	$31,410	$2,910	$38,236

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(16)	$(16)
Futures	0	0	0	0	(8,437)	(8,437)
Swap Agreements	0	(2,173)	0	0	12,619	10,446

	$0	$(2,173)	$0	$0	$4,166	$1,993

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(33,759)	$0	$(33,759)
Purchased Options	0	(32)	0	420	(4,777)	(4,389)
Written Options	0	114	0	3,957	5,575	9,646
Swap Agreements	0	(1,043)	0	(25,008)	186	(25,865)

	$0	$(961)	$0	$(54,390)	$984	$(54,367)

	$0	$(3,134)	$0	$(54,390)	$5,150	$(52,374)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	6,864	6,864
Swap Agreements	0	1,287	0	0	(18,681)	(17,394)

	$0	$1,287	$0	$0	$(11,805)	$(10,518)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$785	$0	$785
Purchased Options	0	0	0	(13)	3,078	3,065
Written Options	0	(229)	0	5,998	(1,307)	4,462
Swap Agreements	0	697	0	35,481	603	36,781

	$0	$468	$0	$42,251	$2,374	$45,093

	$0	$1,755	$0	$42,251	$(9,431)	$34,575

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$4,368	$0	$4,368
Sovereign Issues	0	10,628	0	10,628
Belgium
Corporate Bonds & Notes	0	2,191	0	2,191
Brazil
Corporate Bonds & Notes	0	14,319	0	14,319
Sovereign Issues	0	38,447	0	38,447
Canada
Mortgage-Backed Securities	0	3,655	0	3,655
Sovereign Issues	0	54,322	0	54,322
Cayman Islands
Asset-Backed Securities	0	14,083	0	14,083
Corporate Bonds & Notes	0	1,591	0	1,591
Denmark
Corporate Bonds & Notes	0	84,288	0	84,288
Sovereign Issues	0	10,279	0	10,279
France
Corporate Bonds & Notes	0	2,152	0	2,152
Sovereign Issues	0	91,380	0	91,380
Germany
Corporate Bonds & Notes	0	14,506	0	14,506
Sovereign Issues	0	13,857	0	13,857
Greece
Corporate Bonds & Notes	0	8,946	0	8,946
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,597	0	1,597
Ireland
Asset-Backed Securities	0	227	0	227
Corporate Bonds & Notes	0	14,154	0	14,154
Mortgage-Backed Securities	0	1,289	0	1,289
Italy
Corporate Bonds & Notes	0	13,269	0	13,269
Mortgage-Backed Securities	0	3,524	0	3,524
Sovereign Issues	0	69,042	0	69,042
Japan
Sovereign Issues	0	312,178	0	312,178
Luxembourg
Asset-Backed Securities	0	1,555	0	1,555
Netherlands
Asset-Backed Securities	0	6,687	0	6,687
Corporate Bonds & Notes	0	6,798	0	6,798
Norway
Corporate Bonds & Notes	0	5,292	0	5,292
Sovereign Issues	0	1,453	0	1,453
Poland
Sovereign Issues	0	82	0	82
Portugal
Corporate Bonds & Notes	0	6,166	0	6,166
Slovenia
Sovereign Issues	0	94,987	0	94,987
South Africa
Sovereign Issues	0	474	0	474
South Korea
Corporate Bonds & Notes	0	1,600	0	1,600
Spain
Corporate Bonds & Notes	0	625	0	625
Sovereign Issues	0	112,027	0	112,027

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Supranational
Corporate Bonds & Notes	$0	$11,224	$0	$11,224
Sweden
Corporate Bonds & Notes	0	18,339	0	18,339
Sovereign Issues	0	9,387	0	9,387
Switzerland
Corporate Bonds & Notes	0	10,983	0	10,983
Thailand
Corporate Bonds & Notes	0	891	0	891
United Kingdom
Bank Loan Obligations	0	3,459	0	3,459
Corporate Bonds & Notes	0	36,154	0	36,154
Mortgage-Backed Securities	0	8,656	0	8,656
Sovereign Issues	0	107,784	0	107,784
United States
Asset-Backed Securities	0	40,773	0	40,773
Corporate Bonds & Notes	0	34,444	0	34,444
Mortgage-Backed Securities	0	156,817	10,070	166,887
Municipal Bonds & Notes	0	2,926	0	2,926
Preferred Securities	352	0	0	352
U.S. Government Agencies	0	46,467	239	46,706
U.S. Treasury Obligations	0	176,992	0	176,992
Short-Term Instruments
Certificates of Deposit	0	5,004	0	5,004
Repurchase Agreements	0	3,595	0	3,595
Japan Treasury Bills	0	8,503	0	8,503
U.S. Treasury Bills	0	9,657	0	9,657
	$352	$1,714,093	$10,309	$1,724,754

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,068	$0	$0	$8,068

Total Investments	$8,420	$1,714,093	$10,309	$1,732,822

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(138,597)	$0	$(138,597)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,086	1,093	0	2,179
Over the counter	0	40,431	0	40,431
	$1,086	$41,524	$0	$42,610

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(437)	(865)	0	(1,302)
Over the counter	0	(36,929)	0	(36,929)
	$(437)	$(37,794)	$0	$(38,231)

Totals	$9,069	$1,579,226	$10,309	$1,598,604

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	115

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.0%

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	$4,265

Total Bahrain (Cost $3,955)			4,265

BELGIUM 0.2%

CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$2,600	2,848

Total Belgium (Cost $2,784)			2,848

BERMUDA 0.1%

CORPORATE BONDS & NOTES 0.1%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$1,000	1,018

Total Bermuda (Cost $999)			1,018

BRAZIL 3.7%

CORPORATE BONDS & NOTES 0.8%
CSN Islands Corp.
6.875% due 09/21/2019 (g)		$960	456
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		1,500	1,300
5.650% due 03/19/2022		6,850	6,148
Petrobras Global Finance BV
3.214% due 03/17/2020		400	275
6.250% due 03/17/2024		6,200	4,541
Vale Overseas Ltd.
6.250% due 01/11/2016		30	30

			12,750

SOVEREIGN ISSUES 2.9%
Brazil Government International Bond
5.000% due 01/27/2045		3,500	2,633
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	48,100	11,726
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		164,160	30,354

			44,713

Total Brazil (Cost $83,503)			57,463

CANADA 0.9%

MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	4,720	3,509

SOVEREIGN ISSUES 0.7%
Canada Government International Bond
3.000% due 12/01/2036 (c)		9,517	10,584
4.000% due 06/01/2041		200	201

			10,785

Total Canada (Cost $15,769)			14,294

CAYMAN ISLANDS 0.7%

ASSET-BACKED SECURITIES 0.2%
BlackRock Senior Income
0.527% due 04/20/2019		$221	220

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dryden Senior Loan Fund
1.459% due 01/15/2022		$3,285	$3,280
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019		266	265
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019		22	22

			3,787

CORPORATE BONDS & NOTES 0.5%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		2,770	723
6.750% due 10/01/2023		3,090	845
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,000	6,106

			7,674

Total Cayman Islands (Cost $15,194)			11,461

CHINA 0.1%

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	101	16
5.840% due 01/03/2019		2,730	462
China Government International Bond
3.290% due 04/18/2020		1,840	292
3.380% due 05/23/2023		900	143
4.080% due 08/22/2023		900	150

Total China (Cost $1,028)			1,063

COLOMBIA 0.3%

CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$6,900	5,244

Total Colombia (Cost $6,910)			5,244

CZECH REPUBLIC 0.9%

SOVEREIGN ISSUES 0.9%
Czech Republic Government International Bond
0.380% due 10/27/2016	CZK	315,700	13,058

Total Czech Republic (Cost $13,120)			13,058

DENMARK 6.6%

CORPORATE BONDS & NOTES 6.6%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	100,300	15,196
Nykredit Realkredit A/S
1.000% due 07/01/2016		168,900	25,504
1.000% due 10/01/2016		50,800	7,683
2.000% due 10/01/2015		12,000	1,797
2.000% due 04/01/2016		47,100	7,129
3.000% due 10/01/2047		75,400	11,159
4.000% due 06/03/2036	EUR	4,300	4,786
Realkredit Danmark A/S
1.000% due 04/01/2016	DKK	81,600	12,290
2.000% due 01/01/2016		49,100	7,396
2.000% due 04/01/2016		43,200	6,536

Total Denmark (Cost $98,849)			99,476

FRANCE 4.1%

CORPORATE BONDS & NOTES 2.2%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	8,000	9,060

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BPCE S.A.
4.625% due 07/11/2024		$13,500	$13,190
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		400	399
Dexia Credit Local S.A.
2.000% due 01/22/2021	EUR	8,700	10,485

			33,134

SOVEREIGN ISSUES 1.9%
Caisse d’Amortissement de la Dette Sociale
1.375% due 11/25/2024		2,400	2,796
France Government International Bond
2.500% due 05/25/2030		12,700	16,244
3.250% due 05/25/2045		6,600	9,656

			28,696

Total France (Cost $65,749)			61,830

GERMANY 6.9%

CORPORATE BONDS & NOTES 0.1%
KFW
5.000% due 03/19/2024	AUD	300	240
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		900	681

			921

SOVEREIGN ISSUES 6.8%
Republic of Germany
0.750% due 04/15/2018 (c)(g)	EUR	80,890	93,161
4.250% due 07/04/2039		5,200	9,418

			102,579

Total Germany (Cost $124,626)			103,500

GREECE 0.4%

CORPORATE BONDS & NOTES 0.4%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,100	3,883
5.014% due 12/27/2017		2,200	2,077

Total Greece (Cost $7,405)			5,960

HONG KONG 1.0%

CORPORATE BONDS & NOTES 1.0%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$15,500	15,668

Total Hong Kong (Cost $15,655)			15,668

INDONESIA 1.5%

SOVEREIGN ISSUES 1.5%
Indonesia Government International Bond
6.750% due 01/15/2044		$7,000	7,446
8.250% due 06/15/2032	IDR	117,141,000	6,901
8.375% due 03/15/2034		134,648,000	8,004

Total Indonesia (Cost $28,315)			22,351

IRELAND 2.3%

ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	266	296
Celf Low Levered Partners PLC
0.259% due 03/04/2024		343	376

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LightPoint Pan-European CLO PLC
0.228% due 01/31/2022	EUR	631	$704

			1,376

CORPORATE BONDS & NOTES 1.7%
Bank of Ireland
10.000% due 07/30/2016		10,465	12,334
Depfa ACS Bank
4.875% due 10/28/2015		$10,083	10,121
4.875% due 05/21/2019	EUR	1,100	1,432
5.125% due 03/16/2037		$1,700	2,164

			26,051

MORTGAGE-BACKED SECURITIES 0.5%
German Residential Funding Ltd.
1.117% due 08/27/2024	EUR	6,720	7,556

Total Ireland (Cost $37,183)			34,983

ITALY 7.4%

CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,624
Banco Popolare SC
3.500% due 03/14/2019		4,200	4,794
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$10,300	10,185

			20,603

MORTGAGE-BACKED SECURITIES 0.9%
Casa D’este Finance SRL
0.312% due 09/15/2040	EUR	2,373	2,606
Claris SRL
0.412% due 10/31/2060		8,121	8,855
Giovecca Mortgages SRL
0.581% due 04/23/2048		2,128	2,378

			13,839

SOVEREIGN ISSUES 5.1%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (c)		11,753	13,861
3.750% due 09/01/2024		7,100	9,303
4.000% due 02/01/2037		12,700	17,443
4.750% due 09/01/2044		2,100	3,261
5.000% due 03/01/2025		21,200	30,465
5.000% due 09/01/2040		1,600	2,517

			76,850

Total Italy (Cost $117,298)			111,292

JAPAN 4.2%

CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$2,200	2,189

SOVEREIGN ISSUES 4.1%
Japan Government International Bond
1.400% due 09/20/2034	JPY	570,000	5,034
1.500% due 12/20/2044		1,510,000	12,956
1.600% due 03/20/2033		1,360,000	12,553
1.700% due 09/20/2044		3,590,000	32,241

			62,784

Total Japan (Cost $66,631)			64,973

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.3%

ASSET-BACKED SECURITIES 0.0%
E-Carat S.A.
0.852% due 11/18/2020	EUR	579	$648

CORPORATE BONDS & NOTES 0.3%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
5.125% due 01/21/2016		$2,200	2,224
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,870	2,071

			4,295

Total Luxembourg (Cost $5,173)			4,943

MEXICO 0.5%

CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	21

SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	6,300	5,834
8.000% due 12/17/2015	MXN	2,500	149
8.000% due 06/11/2020		29,000	1,922

			7,905

Total Mexico (Cost $9,362)			7,926

NETHERLANDS 2.7%

ASSET-BACKED SECURITIES 0.5%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	3,594	3,969
0.308% due 02/01/2022		1,068	1,188
Euro-Galaxy CLO BV
0.221% due 10/23/2021		540	600
Hyde Park CDO BV
0.299% due 06/14/2022		9	10
Panther CDO BV
0.364% due 10/15/2084		1,166	1,245
Wood Street CLO BV
0.305% due 11/22/2021		206	230

			7,242

CORPORATE BONDS & NOTES 2.1%
ING Bank NV
2.625% due 12/05/2022		$23,095	23,446
Rabobank Group
8.375% due 07/26/2016 (d)		2,100	2,171
Vonovia Finance BV
3.200% due 10/02/2017		6,760	6,918

			32,535

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
0.781% due 04/17/2041	EUR	510	522
Eurosail BV
1.481% due 10/17/2040		260	284
Holland Mortgage-Backed Hermes BV
0.613% due 09/18/2044		13	15

			821

Total Netherlands (Cost $40,657)			40,598

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.6%

CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
2.375% due 05/25/2016		$1,400	$1,404
5.500% due 05/25/2016		600	613
5.500% due 06/26/2017		3,400	3,586

			5,603

SOVEREIGN ISSUES 0.2%
Norway Government International Bond
3.750% due 05/25/2021	NOK	17,700	2,395

Total Norway (Cost $8,131)			7,998

POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.250% due 07/25/2025	PLN	23,650	6,447
5.750% due 09/23/2022		132	42

Total Poland (Cost $7,059)			6,489

PORTUGAL 0.4%

CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	2,100	2,182
5.000% due 04/04/2019		200	211
5.000% due 04/23/2019		1,100	1,163
5.000% due 05/21/2019		810	858
5.000% due 05/23/2019		1,650	1,747
5.875% due 11/09/2015		300	334
7.000% due 03/04/2016		200	223

Total Portugal (Cost $7,870)			6,718

QATAR 1.0%

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
4.500% due 01/20/2022		$2,000	2,230
5.250% due 01/20/2020		11,125	12,564
6.400% due 01/20/2040		700	921

Total Qatar (Cost $14,344)			15,715

SLOVAKIA 0.1%

SOVEREIGN ISSUES 0.1%
Slovakia Government International Bond
0.059% due 11/16/2016	EUR	1,000	1,119

Total Slovakia (Cost $1,387)			1,119

SLOVENIA 4.7%

SOVEREIGN ISSUES 4.7%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	4,000	4,978
3.500% due 03/23/2017		2,548	2,973
4.125% due 02/18/2019		$3,800	4,018
4.700% due 11/01/2016	EUR	28,100	32,975
4.750% due 05/10/2018		$2,800	2,986
5.125% due 03/30/2026	EUR	100	146
5.500% due 10/26/2022		$2,200	2,479
5.850% due 05/10/2023		17,700	20,312

Total Slovenia (Cost $74,147)			70,867

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	117

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 0.2%

SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
5.375% due 07/24/2044		$3,800	$3,558

Total South Africa (Cost $3,737)			3,558

SOUTH KOREA 0.4%

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,800	5,179
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,700	1,709

Total South Korea (Cost $6,769)			6,888

SPAIN 4.6%

ASSET-BACKED SECURITIES 0.4%
IM Grupo Banco Popular FTPYME FTA
0.035% due 09/21/2039	EUR	5,306	5,877

CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (d)		2,400	2,577
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (d)		4,200	4,525
Banco Santander S.A.
6.250% due 09/11/2021 (d)		1,000	1,043
BPE Financiaciones S.A.
2.875% due 05/19/2016		2,400	2,716

			10,861

SOVEREIGN ISSUES 3.5%
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	3,500	3,622
4.300% due 11/15/2016	EUR	1,600	1,830
4.750% due 06/04/2018		4,350	5,136
Autonomous Community of Madrid
4.688% due 03/12/2020		2,600	3,350
Autonomous Community of Valencia
2.289% due 09/03/2017		400	458
4.000% due 11/02/2016		200	231
Spain Government International Bond
2.150% due 10/31/2025		4,250	4,864
2.750% due 10/31/2024		16,800	20,259
3.800% due 04/30/2024		4,450	5,783
5.150% due 10/31/2044		1,600	2,529
Xunta de Galicia
5.763% due 04/03/2017		3,634	4,382

			52,444

Total Spain (Cost $73,088)			69,182

SWEDEN 0.4%

CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,500	1,085
Swedbank AB
2.200% due 03/04/2020		$3,200	3,196

			4,281

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
2.500% due 05/12/2025	SEK	13,300	1,852

Total Sweden (Cost $6,495)			6,133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%
UBS AG
7.250% due 02/22/2022		$17,525	$18,272

Total Switzerland (Cost $18,394)			18,272

UNITED KINGDOM 17.4%

BANK LOAN OBLIGATIONS 0.4%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$6,868	6,780

CORPORATE BONDS & NOTES 7.1%
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	116	182
Barclays Bank PLC
7.625% due 11/21/2022		$11,100	12,460
7.750% due 04/10/2023		3,000	3,218
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	1,800	1,975
8.000% due 12/15/2020 (d)		800	947
British Telecommunications PLC
8.500% due 12/07/2016	GBP	4,049	6,609
FCE Bank PLC
5.125% due 11/16/2015		1,400	2,125
HSBC Holdings PLC
5.250% due 09/16/2022 (d)	EUR	1,300	1,382
LBG Capital PLC
3.064% due 03/12/2020		4,100	4,630
15.000% due 12/21/2019		8,645	14,263
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	9,500	17,334
5.125% due 03/07/2025		11,520	21,209
12.000% due 12/16/2024 (d)		$2,300	3,260
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	1,900	2,910
Nationwide Building Society
10.250% due (d)		3	526
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,768	3,022
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (d)	GBP	3,500	5,286
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	2,775	2,970
Tesco PLC
5.000% due 03/24/2023	GBP	862	1,296
6.125% due 02/24/2022		1,093	1,765
Tesco Property Finance PLC
5.411% due 07/13/2044		249	334

			107,703

MORTGAGE-BACKED SECURITIES 4.9%
Alba PLC
0.774% due 11/25/2042		787	1,084
2.838% due 12/16/2042		1,353	2,052
Bluestone Securities PLC
0.186% due 06/09/2043	EUR	1,983	2,027
0.787% due 06/09/2044	GBP	3,072	4,393
Darrowby PLC
2.285% due 02/20/2044		2,795	4,282
Deco UK PLC
0.741% due 01/27/2020		5,019	7,357
Eddystone Finance PLC
1.109% due 04/19/2021		3,906	5,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurosail PLC
0.124% due 03/13/2045	EUR	926	$979
0.747% due 12/10/2044	GBP	1,368	1,964
Great Hall Mortgages PLC
0.093% due 06/18/2039	EUR	1,295	1,334
0.470% due 06/18/2039		$363	332
0.716% due 03/18/2039	GBP	1,825	2,578
0.726% due 06/18/2039		570	791
0.736% due 06/18/2038		703	999
Hercules Eclipse PLC
0.821% due 10/25/2018		2,921	4,344
Leek Finance PLC
0.866% due 12/21/2037		1,742	2,780
Mortgage Funding PLC
1.689% due 03/13/2046		340	509
Nemus Arden PLC
0.816% due 02/15/2020		3,340	4,955
Newgate Funding PLC
0.562% due 12/15/2050	EUR	592	613
0.718% due 12/15/2050	GBP	7,599	11,019
Residential Mortgage Securities PLC
3.088% due 12/16/2050		3,083	4,772
RMAC PLC
0.364% due 12/12/2036	EUR	367	384
RMAC Securities PLC
0.759% due 06/12/2044	GBP	5,369	7,254
Southern Pacific Financing PLC
0.767% due 06/10/2043		539	787
1.187% due 12/10/2042		288	376

			73,747

SOVEREIGN ISSUES 5.0%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(g)		11,652	19,137
2.750% due 09/07/2024		1,500	2,473
3.250% due 01/22/2044 (g)		25,750	45,081
3.500% due 01/22/2045		5,000	9,162

			75,853

Total United Kingdom (Cost $273,276)			264,083

UNITED STATES 33.4%

ASSET-BACKED SECURITIES 5.7%
Accredited Mortgage Loan Trust
0.324% due 02/25/2037		$2,203	2,113
0.474% due 04/25/2036		700	614
0.680% due 09/25/2035		100	80
ACE Securities Corp. Home Equity Loan Trust
1.094% due 12/25/2034		190	174
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.644% due 07/25/2035		300	270
0.644% due 01/25/2036		300	281
Argent Securities Trust
0.344% due 06/25/2036		1,475	545
0.344% due 07/25/2036		871	373
0.434% due 07/25/2036		1,089	475
Asset-Backed Funding Certificates Trust
0.354% due 01/25/2037		789	492
0.414% due 01/25/2037		2,131	1,341
Asset-Backed Securities Corp. Home Equity Loan Trust
1.139% due 09/25/2034		1,115	1,033
Bear Stearns Asset-Backed Securities Trust
0.304% due 02/25/2037		1,431	1,355
0.434% due 06/25/2047		1,000	857
0.514% due 01/25/2047		690	654

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.594% due 09/25/2046	$274	$236
0.604% due 12/25/2035	1,000	975
0.684% due 09/25/2035	1,000	893
0.864% due 06/25/2035	2,000	1,781
Countrywide Asset-Backed Certificates
0.314% due 06/25/2036	79	78
0.324% due 11/25/2037	77	76
0.334% due 07/25/2037 ^	1,563	1,326
0.334% due 06/25/2047 ^	1,679	1,316
0.344% due 05/25/2037	1,841	1,654
0.364% due 05/25/2037	1,056	954
0.374% due 07/25/2036	546	537
0.374% due 08/25/2036	126	125
0.414% due 09/25/2037	288	235
0.579% due 11/25/2035	411	397
4.469% due 04/25/2036	800	812
4.978% due 07/25/2036	1,415	1,406
5.089% due 10/25/2046 ^	1,555	1,466
5.478% due 04/25/2047 ^	1,810	1,574
Countrywide Asset-Backed Certificates Trust
0.544% due 04/25/2036	577	569
0.794% due 08/25/2035	168	166
0.834% due 10/25/2035	1,000	870
0.854% due 08/25/2035	5,764	4,367
0.914% due 07/25/2034	529	502
4.849% due 02/25/2036	1,000	976
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032	32	29
Credit-Based Asset Servicing and Securitization LLC
0.414% due 07/25/2037	403	274
3.988% due 03/25/2037 ^	1,376	840
Fieldstone Mortgage Investment Trust
0.354% due 11/25/2036	1,574	876
First Franklin Mortgage Loan Trust
0.334% due 09/25/2036	1,078	1,023
0.354% due 04/25/2036	344	291
0.434% due 10/25/2036	1,907	1,410
0.684% due 09/25/2035	1,342	1,312
1.469% due 07/25/2034	618	537
First NLC Trust
0.899% due 12/25/2035	939	894
Fremont Home Loan Trust
0.364% due 02/25/2036	1,643	1,410
0.444% due 05/25/2036	1,861	1,108
0.524% due 01/25/2036	1,500	1,226
0.674% due 07/25/2035	522	523
GSAA Home Equity Trust
0.644% due 08/25/2037	470	430
GSAMP Trust
0.284% due 01/25/2037	257	155
0.294% due 12/25/2046	1,638	900
0.314% due 12/25/2036	1,256	695
0.344% due 12/25/2046	1,065	589
0.464% due 04/25/2036	1,000	635
Home Equity Asset Trust
1.394% due 10/25/2033	747	719
HSI Asset Securitization Corp. Trust
0.414% due 12/25/2036	753	321
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.434% due 04/25/2037	790	494
JPMorgan Mortgage Acquisition Trust
0.274% due 08/25/2036	6	3
0.344% due 07/25/2036	2,594	1,372
Massachusetts Educational Financing Authority
1.245% due 04/25/2038	122	122

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Asset-Backed Securities Trust
0.434% due 03/25/2036	$1,000	$623
0.494% due 01/25/2036	300	290
Merrill Lynch Mortgage Investors Trust
0.304% due 08/25/2037	859	516
0.454% due 04/25/2037	1,000	521
0.504% due 08/25/2036	200	183
Morgan Stanley ABS Capital, Inc. Trust
0.284% due 01/25/2037	812	461
0.334% due 10/25/2036	882	522
0.334% due 11/25/2036	327	204
0.344% due 06/25/2036	377	251
0.344% due 11/25/2036	1,829	1,090
0.414% due 11/25/2036	327	207
0.424% due 10/25/2036	1,164	729
0.839% due 09/25/2035	500	440
Morgan Stanley Home Equity Loan Trust
0.664% due 08/25/2035	300	291
New Century Home Equity Loan Trust
0.474% due 10/25/2035	366	366
0.704% due 09/25/2035	1,000	906
People’s Choice Home Loan Securities Trust
1.544% due 01/25/2035	2,000	1,707
RAAC Trust
0.674% due 03/25/2037	797	772
0.764% due 03/25/2037	1,412	1,218
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036	532	337
Residential Asset Mortgage Products Trust
0.354% due 12/25/2036	160	154
0.584% due 02/25/2036	1,000	949
0.814% due 05/25/2035	1,000	904
Residential Asset Securities Corp. Trust
0.344% due 07/25/2036	1,899	1,693
0.344% due 08/25/2036	652	629
0.374% due 04/25/2037	112	113
0.444% due 04/25/2037	2,000	1,837
0.534% due 11/25/2035	500	457
0.614% due 10/25/2035	200	178
Securitized Asset-Backed Receivables LLC Trust
0.484% due 12/25/2035	1,355	1,198
1.169% due 03/25/2035	663	632
SLM Private Education Loan Trust
3.457% due 05/16/2044	1,004	1,045
SLM Student Loan Trust
1.795% due 04/25/2023	314	315
Soundview Home Loan Trust
0.434% due 07/25/2036	1,000	638
0.454% due 02/25/2037	1,696	730
Specialty Underwriting & Residential Finance Trust
0.494% due 12/25/2036	1,360	1,055
4.350% due 02/25/2037 ^	777	409
Structured Asset Investment Loan Trust
0.344% due 09/25/2036	1,420	1,147
0.884% due 06/25/2035	1,000	972
0.914% due 02/25/2035	1,000	946
1.169% due 10/25/2033	525	510
Structured Asset Securities Corp. Mortgage Loan Trust
0.354% due 03/25/2036	456	440
0.534% due 02/25/2036	1,000	901
0.644% due 11/25/2035	1,000	903
Washington Mutual Asset-Backed Certificates Trust
0.434% due 05/25/2036	1,814	1,313
Wells Fargo Home Equity Asset-Backed Securities Trust
0.454% due 05/25/2036	2,000	1,885
0.784% due 11/25/2035	1,250	1,147

		86,870

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 3.9%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,700	$1,691
3.125% due 01/15/2016		200	200
3.500% due 07/18/2016		200	201
3.500% due 01/27/2019		700	693
4.750% due 09/10/2018		200	204
5.500% due 02/15/2017		900	925
6.250% due 12/01/2017 (g)		300	316
AT&T, Inc.
5.875% due 04/28/2017	GBP	3,400	5,453
CCO Safari LLC
4.464% due 07/23/2022		$4,700	4,705
4.908% due 07/23/2025		960	957
CIT Group, Inc.
4.250% due 08/15/2017		100	102
5.000% due 05/15/2017		500	512
5.250% due 03/15/2018		800	824
Citigroup, Inc.
0.985% due 04/27/2018		6,000	5,982
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		911	952
CVS Pass-Through Trust
7.507% due 01/10/2032		2,444	3,031
General Motors Financial Co., Inc.
2.750% due 05/15/2016		100	101
International Lease Finance Corp.
5.750% due 05/15/2016		100	102
8.750% due 03/15/2017		600	646
JPMorgan Chase & Co.
3.900% due 07/15/2025		2,400	2,458
Navient Corp.
8.000% due 03/25/2020		2,000	1,920
New York Life Global Funding
1.125% due 03/01/2017		1,400	1,401
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,067
Rio Oil Finance Trust
6.250% due 07/06/2024		1,750	1,124
SABMiller Holdings, Inc.
4.950% due 01/15/2042		2,600	2,654
Southwestern Energy Co.
7.500% due 02/01/2018		600	641
Springleaf Finance Corp.
5.400% due 12/01/2015		2,200	2,203
Tagua Leasing LLC
1.581% due 11/16/2024		5,598	5,501
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,413
Wells Fargo & Co.
2.600% due 07/22/2020		4,200	4,246
3.000% due 02/19/2025		3,100	2,993

			59,218

MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
2.414% due 01/25/2035		239	245
4.192% due 01/25/2036 ^		87	78
4.776% due 11/25/2037 ^		581	436
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		14,900	14,701
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		672	578
Banc of America Funding Trust
0.409% due 04/25/2037 ^		190	137
0.426% due 04/20/2047 ^		319	251

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	119

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.717% due 05/25/2035	$395	$403
6.000% due 07/25/2037 ^	438	351
Banc of America Mortgage Trust
2.797% due 09/25/2034	660	649
5.500% due 11/25/2035 ^	748	710
6.000% due 10/25/2036 ^	295	251
Banc of America Re-REMIC Trust
5.675% due 02/17/2051	2,737	2,828
BCAP LLC Trust
0.369% due 08/26/2046	1,000	929
0.404% due 05/25/2047	843	630
0.414% due 05/25/2047 ^	939	714
4.000% due 02/26/2037	377	375
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036	175	152
2.455% due 12/25/2046 ^	1,712	1,481
2.656% due 08/25/2035	108	97
2.795% due 05/25/2047 ^	1,388	1,246
2.833% due 02/25/2034	30	29
2.853% due 04/25/2034	258	251
Bear Stearns ALT-A Trust
2.379% due 03/25/2036	786	547
2.521% due 05/25/2036 ^	726	504
2.581% due 05/25/2035	315	306
2.697% due 09/25/2035	157	134
2.851% due 09/25/2035 ^	675	512
Chase Mortgage Finance Trust
2.622% due 03/25/2037 ^	651	549
5.500% due 11/25/2035	1,071	1,081
Citigroup Mortgage Loan Trust, Inc.
0.369% due 10/25/2046	187	186
2.617% due 05/25/2035	205	201
5.353% due 04/25/2037 ^	556	490
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^	3,161	2,740
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^	1,153	995
Countrywide Alternative Loan Trust
0.314% due 06/25/2036	4,620	4,041
0.396% due 02/20/2047 ^	4,697	3,494
0.426% due 07/20/2046 ^	232	175
0.474% due 02/25/2037	1,137	913
0.526% due 11/20/2035	120	98
2.770% due 06/25/2037	930	788
5.500% due 10/25/2035 ^	60	57
5.500% due 02/25/2036 ^	109	101
6.000% due 01/25/2037 ^	954	886
6.000% due 02/25/2037 ^	1,767	1,414
6.000% due 05/25/2037 ^	822	673
6.250% due 12/25/2036 ^	833	682
6.500% due 08/25/2037 ^	493	345
8.000% due 10/25/2036 ^	63	62
Countrywide Home Loan Mortgage Pass-Through Trust
0.944% due 03/25/2035	1,024	673
2.766% due 08/25/2034 ^	20	18
5.500% due 10/25/2034	1,128	1,170
6.000% due 02/25/2037 ^	412	398
6.250% due 09/25/2036 ^	642	595
6.500% due 11/25/2036 ^	1,632	1,496
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035	448	399
Credit Suisse Commercial Mortgage Trust
6.147% due 09/15/2039	3,122	3,304
Credit Suisse Mortgage Capital Certificates
2.328% due 04/26/2038	1,600	1,571
2.790% due 08/28/2036	108	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^	$648	$525
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	630	546
Downey Savings & Loan Association Mortgage Loan Trust
2.486% due 07/19/2044	107	107
GreenPoint Mortgage Funding Trust
0.354% due 02/25/2037 ^	119	98
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033	49	48
GSR Mortgage Loan Trust
2.752% due 05/25/2037 ^	51	47
HarborView Mortgage Loan Trust
0.456% due 06/19/2035	1,400	1,218
2.695% due 02/25/2036 ^	100	84
2.744% due 07/19/2035 ^	50	43
2.837% due 07/19/2035	156	153
HomeBanc Mortgage Trust
0.524% due 10/25/2035	1,386	1,295
HSI Asset Securitization Corp. Trust
0.414% due 11/25/2035	1,128	715
Impac Secured Assets Trust
0.344% due 11/25/2036	1,623	1,195
0.364% due 01/25/2037	1,070	941
2.802% due 07/25/2035	179	133
IndyMac Mortgage Loan Trust
0.434% due 07/25/2035	21	18
2.485% due 11/25/2035	1,729	1,487
2.551% due 12/25/2034	14	13
2.976% due 06/25/2036	487	399
JPMorgan Alternative Loan Trust
3.033% due 12/25/2036	339	313
3.117% due 05/25/2037 ^	746	618
JPMorgan Mortgage Trust
2.541% due 10/25/2035	697	629
2.620% due 07/25/2035	525	536
2.672% due 02/25/2035	21	21
2.686% due 07/25/2035	289	289
Lavender Trust
6.250% due 10/26/2036	268	276
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	619	597
Lehman XS Trust
0.354% due 03/25/2047 ^	1,124	905
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036	85	79
0.444% due 11/25/2035	12	11
1.197% due 10/25/2035	12	12
2.656% due 03/25/2036 ^	188	127
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.073% due 08/12/2049	1,300	1,380
Morgan Stanley Capital Trust
3.884% due 09/15/2047	1,679	1,686
5.692% due 04/15/2049	300	313
Morgan Stanley Mortgage Loan Trust
1.094% due 02/25/2036 ^	131	113
3.031% due 09/25/2035 ^	401	330
3.202% due 11/25/2037	1,494	1,202
4.502% due 05/25/2036 ^	382	300
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045	171	180
Prime Mortgage Trust
0.694% due 02/25/2035	566	541
6.000% due 06/25/2036 ^	217	195
Residential Accredit Loans, Inc. Trust
0.294% due 05/25/2037	858	673

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.324% due 02/25/2037	$982	$857
0.334% due 01/25/2037	1,479	1,216
0.364% due 12/25/2036	573	442
0.374% due 06/25/2046	389	171
0.384% due 07/25/2036	794	641
0.594% due 11/25/2036 ^	575	358
5.000% due 09/25/2036 ^	159	124
6.000% due 07/25/2036 ^	1,008	817
6.500% due 07/25/2037	776	684
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	691	628
6.000% due 06/25/2037 ^	79	74
Structured Adjustable Rate Mortgage Loan Trust
0.414% due 06/25/2037	636	551
0.514% due 10/25/2035	256	231
4.541% due 04/25/2036 ^	410	308
Structured Asset Mortgage Investments Trust
0.394% due 05/25/2036	723	545
0.404% due 05/25/2046	68	54
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	418	423
Suntrust Adjustable Rate Mortgage Loan Trust
6.005% due 02/25/2037 ^	615	520
Thornburg Mortgage Securities Trust
0.934% due 09/25/2044	91	88
2.236% due 04/25/2045	181	182
WaMu Mortgage Pass-Through Certificates Trust
0.474% due 11/25/2045	196	172
0.584% due 10/25/2044	211	205
1.583% due 08/25/2042	15	14
3.831% due 12/25/2036 ^	651	595
6.031% due 10/25/2036 ^	1,107	932
Washington Mutual Mortgage Pass-Through Certificates Trust
0.354% due 02/25/2037 ^	1,111	831
5.500% due 11/25/2035 ^	241	238
6.500% due 08/25/2035 ^	202	177
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	927	925
2.622% due 01/25/2035	65	66
2.651% due 03/25/2036	718	716

		93,402

MUNICIPAL BONDS & NOTES 2.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,954
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,560
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	9,036
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,626
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,480	2,571

		33,747

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
2.440% due 08/01/2022	473	483
2.500% due 01/01/2027 - 12/01/2027	15,038	15,481

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.850% due 06/01/2022	$588	$618
3.000% due 12/01/2021 - 11/01/2045	19,718	20,110
3.500% due 01/01/2026 - 11/01/2045	20,037	20,878
4.000% due 09/01/2030 - 10/01/2045	15,334	16,376
4.500% due 05/01/2023 - 08/01/2041	2,849	3,075
5.000% due 02/01/2027 - 10/01/2041	4,387	4,855
5.500% due 01/01/2029 - 02/01/2041	1,239	1,390
6.000% due 06/01/2026 - 06/01/2040	1,455	1,644
Freddie Mac
4.000% due 06/15/2042	500	557
4.500% due 05/01/2041	336	366
Ginnie Mae
3.500% due 12/01/2045	3,700	3,861
4.000% due 10/01/2045	8,000	8,523

		98,217

U.S. TREASURY OBLIGATIONS 8.9%
U.S. Treasury Bonds
2.875% due 08/15/2045 (g)	6,200	6,202
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (k)	208	203
0.125% due 07/15/2024 (g)(i)(k)	6,533	6,245
0.250% due 01/15/2025 (g)(i)(k)	51,388	49,335
2.375% due 01/15/2025 (g)(i)(k)	26,714	30,791

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/15/2029 (g)(k)		$34,813	$41,846

			134,622

Total United States (Cost $488,618)			506,076

VIRGIN ISLANDS (BRITISH) 0.2%

CORPORATE BONDS & NOTES 0.2%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$2,600	2,610

Total Virgin Islands (British) (Cost $2,584)			2,610

SHORT-TERM INSTRUMENTS 7.9%

COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
2.250% due 10/09/2015		$3,100	3,099

REPURCHASE AGREEMENTS (f) 0.0%
			556

SHORT-TERM NOTES 0.4%
Czech Republic Ministry of Finance Bill
0.010% due 02/12/2016	CZK	151,000	6,219

CHINA TREASURY BILLS 0.0%
3.320% due 10/13/2015	CNY	100	16

JAPAN TREASURY BILLS 6.0%
(0.007%) due 10/05/2015 - 12/28/2015 (a)	JPY	10,910,000	90,944

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.3%
0.078% due 11/12/2015 - 02/25/2016 (a)(g)(k)	$19,783	$19,782

Total Short-Term Instruments (Cost $118,253)		120,616

Total Investments in Securities (Cost $1,864,317)		1,790,538

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,976	158

Total Short-Term Instruments (Cost $158)		158

Total Investments in Affiliates (Cost $158)		158

Total Investments 118.0% (Cost $1,864,475)		$1,790,696

Financial Derivative Instruments (h)(j) (0.6%) (Cost or Premiums, net $(4,712))		(9,224)

Other Assets and Liabilities, net (17.4%)		(264,361)

Net Assets 100.0%		$1,517,111

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$ 14,900	$14,701	0.97%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$556	U.S. Treasury Notes 0.625% due 02/15/2017	$(571)	$556	$556

Total Repurchase Agreements						$(571)	$556	$556

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	121

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.700%		09/30/2015	10/07/2015		$(2,606)	$(2,606)
	1.000%		09/30/2015	10/07/2015		(24,536)	(24,536)
	1.050%		09/29/2015	10/06/2015		(3,073)	(3,074)
BRC	(2.000%	)	06/19/2015	TBD	(2)	(871)	(866)
BSN	0.420%		09/11/2015	10/13/2015		(6,993)	(6,995)
DEU	0.250%		10/01/2015	10/16/2015		(4,348)	(4,348)
GRE	0.470%		09/08/2015	10/08/2015		(1,348)	(1,348)
	0.500%		09/10/2015	10/13/2015		(3,738)	(3,739)
	0.550%		09/22/2015	10/06/2015		(12,450)	(12,452)
	0.600%		09/23/2015	10/07/2015		(5,233)	(5,233)
JPS	0.420%		09/22/2015	10/06/2015		(1,566)	(1,566)
	0.450%		09/18/2015	10/02/2015		(3,007)	(3,008)

Total Reverse Repurchase Agreements							$(69,771)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (3)			Payable for Sale-Buyback Transactions (4)
BPS	(0.160%	)	07/16/2015	10/08/2015		EUR	(84,362)	$(94,205)
	0.749%		08/13/2015	11/12/2015		GBP	(16,171)	(24,567)
GSC	0.490%		09/09/2015	10/09/2015	$		(3,213)	(3,215)
MYI	0.621%		07/23/2015	10/15/2015		GBP	(12,533)	(18,982)
TDM	0.600%		09/18/2015	10/02/2015	$		(2,685)	(2,686)
UBS	0.450%		09/21/2015	10/05/2015			(1,474)	(1,474)

Total Sale-Buyback Transactions								$(145,129)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $204,291 at a weighted average interest rate of 0.154%.
(4)	Payable for sale-buyback transactions includes $39 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	10/01/2045	$5,000	$(5,173)	$(5,218)
Fannie Mae	4.000%	10/01/2045	20,800	(22,090)	(22,192)
Fannie Mae	4.000%	11/01/2045	13,000	(13,835)	(13,845)
Fannie Mae	4.500%	10/01/2045	35,400	(38,311)	(38,387)

Total Short Sales				$(79,409)	$(79,642)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $214,704 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Global/Master Repurchase Agreement
BOS	$0	$(30,216)	$0	$(30,216)	$30,241	$25
BRC	0	(866)	0	(866)	721	(145)
BSN	0	(6,995)	0	(6,995)	6,986	(9)
DEU	0	(4,348)	0	(4,348)	4,353	5
GRE	0	(22,772)	0	(22,772)	22,736	(36)
JPS	0	(4,574)	0	(4,574)	4,701	127
SSB	556	0	0	556	(571)	(15)

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (5)
Master Securities Forward Transaction Agreement
BPS	$0	$0	$(118,772)	$(118,772)	$117,671	$(1,101)
GSC	0	0	(3,215)	(3,215)	3,207	(8)
MYI	0	0	(18,982)	(18,982)	19,883	901
TDM	0	0	(2,686)	(2,686)	2,705	19
UBS	0	0	(1,474)	(1,474)	1,230	(244)

Total Borrowings and Other Financing Transactions	$556	$(69,771)	$(145,129)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(866)	$(866)
U.S. Treasury Obligations	0	(64,557)	0	0	(64,557)

Total	$0	$(64,557)	$0	$(866)	$(65,423)

Sale-Buyback Transactions
Sovereign Issues	0	(113,187)	(24,567)	0	(137,754)
U.S. Treasury Obligations	0	(7,375)	0	0	(7,375)

Total	$0	$(120,562)	$(24,567)	$0	$(145,129)

Total Borrowings	$0	$(185,119)	$(24,567)	$(866)	$(210,552)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (6)					$(210,552)

(6)	Unsettled reverse repurchase agreements liability of $(4,348) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$108.000	11/20/2015	1,650	$14	$24
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	250	2	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	110.000	11/20/2015	885	8	13

				$24	$41

Total Purchased Options				$24	$41

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	173	$(245)	$6	$0
90-Day Eurodollar June Futures	Short	06/2016	35	(36)	1	0
90-Day Eurodollar March Futures	Short	03/2016	1	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2017	120	(184)	5	0
90-Day Eurodollar September Futures	Short	09/2016	153	(196)	6	0
Australia Government 10-Year Bond December Futures	Long	12/2015	9	8	7	(1)
Call Options Strike @ EUR 111.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	704	(1)	0	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	103	6	6	0
Canada Government 10-Year Bond December Futures	Short	12/2015	81	94	17	(12)
Euro-Bobl December Futures	Long	12/2015	1,096	248	25	(12)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	137	484	78	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	345	974	58	0
Euro-Buxl 30-Year Bond December Futures	Short	12/2015	96	(241)	30	(30)
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	160	559	68	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	123

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Schatz December Futures	Short	12/2015	753	$(51)	$8	$0
Japan Government 10-Year Bond December Futures	Long	12/2015	15	33	15	(14)
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	775	(1)	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	292	66	8	(2)
Put Options Strike @ EUR 137.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	345	0	0	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	245	30	0	(8)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	3,140	4,531	0	(245)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	124	(348)	70	0
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	61	124	0	(42)
United Kingdom Long Gilt December Futures	Short	12/2015	22	(30)	4	(8)

Total Futures Contracts				$5,823	$412	$(374)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$32,967	$963	$(1,355)	$118	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	900	0	1	2	(1)

				$963	$(1,354)	$120	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD 3,900	$504	$22	$0	$0
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	4,200	438	423	0	(1)
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025	2,900	345	(24)	3	0
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK 28,300	(55)	(55)	0	(4)
Pay	3-Month SEK-LIBOR	1.023%	01/23/2025	23,200	(43)	(43)	0	(3)
Pay	3-Month SEK-LIBOR	1.033%	01/23/2025	24,000	(41)	(41)	0	(3)
Pay	3-Month SEK-LIBOR	1.036%	01/23/2025	27,300	(46)	(46)	0	(4)
Pay	3-Month SEK-LIBOR	1.080%	01/26/2025	9,900	(12)	(12)	0	(1)
Pay	3-Month SEK-LIBOR	1.085%	01/26/2025	11,800	(14)	(14)	0	(2)
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$ 662,800	(3,296)	(3,146)	100	0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	165,000	(2,090)	(1,363)	49	0
Receive	3-Month USD-LIBOR	2.038%	08/31/2022	32,000	(584)	(584)	27	0
Receive	3-Month USD-LIBOR	2.000%	08/31/2022	5,500	(87)	(76)	5	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	255,000	(8,029)	(8,465)	153	0
Receive	3-Month USD-LIBOR	2.300%	01/13/2023	22,400	(732)	(643)	19	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	100,400	(3,988)	(4,057)	80	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2035	8,500	40	647	0	(20)
Pay	3-Month USD-LIBOR	2.750%	12/16/2045	8,000	320	255	0	(25)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD 24,800	690	415	24	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019	15,100	677	43	38	0
Pay	6-Month EUR-EURIBOR	0.493%	03/16/2021	EUR 88,200	243	243	78	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	27,900	162	(200)	0	(66)
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046	38,850	627	(1,274)	0	(196)
Receive	6-Month GBP-LIBOR	0.970%	02/13/2016	GBP 166,900	(476)	(116)	0	(1)
Receive	6-Month GBP-LIBOR	0.950%	02/19/2016	152,800	(409)	(281)	0	(1)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018	108,000	(1,320)	(591)	0	(37)
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018	52,100	(729)	(774)	0	(30)
Pay	6-Month GBP-LIBOR	1.750%	03/16/2021	111,800	1,690	799	260	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	48,700	(670)	(1,480)	0	(308)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046	28,300	(1,554)	(1,263)	0	(501)

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	JPY 22,910,000	$144	$78	$0	$(3)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	4,640,000	(584)	(1,589)	9	0
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	13,160,000	(1,633)	(764)	47	0
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	1,170,000	258	61	0	(24)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	2,300,000	(752)	152	45	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN 91,100	(23)	12	12	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	1,214,600	(69)	(369)	351	0

					$(21,098)	$(24,120)	$1,300	$(1,230)

Total Swap Agreements					$(20,135)	$(25,474)	$1,420	$(1,231)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $29,787 and cash of $8,384 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (4)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$41	$412	$1,420	$1,873	$0	$(374)	$(1,234)	$(1,608)

(4)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2015	$		343		IDR	5,074,546	$2	$0
	10/2015			11,270		SGD	15,253	0	(554)

BOA	10/2015		CNY	21,780	$		3,300	0	(121)
	10/2015		INR	146,334			2,272	45	0
	10/2015		JPY	299,489			2,502	5	0
	10/2015		KRW	9,538,748			8,123	87	(6)
	10/2015	$		9,582		CZK	239,293	256	0
	10/2015			15,661		PLN	59,152	0	(105)
	11/2015			482		SEK	4,100	8	0
	12/2015		HKD	7,760	$		1,001	0	0
	12/2015	$		11,750		HKD	91,087	3	0
	01/2016		BRL	48,100	$		16,275	4,525	0
	04/2016		DKK	191,500			28,321	0	(495)
	07/2016			56,066			8,467	10	0
	09/2016		CNY	21,780			3,295	0	(32)

BPS	10/2015	$		3,402		CNY	21,780	19	0
	10/2015			4,101		TWD	133,028	0	(75)
	11/2015		JPY	350,000	$		2,918	0	(1)
	11/2015	$		7,621		CNY	49,207	92	0
	12/2015			30,169		MXN	513,401	17	0
	09/2016		CNY	49,207	$		7,445	0	(71)

BRC	10/2015	$		3,517		INR	231,815	11	0
	10/2015			7,044		KRW	8,344,755	4	(13)
	10/2015			2,027		MYR	8,540	0	(82)
	10/2015			240		RUB	16,788	16	0
	09/2016		CNY	24,309	$		3,655	0	(60)

CBK	10/2015		AUD	32,502			22,976	163	0
	10/2015		EUR	16,876			18,845	0	(12)
	10/2015		JPY	4,379,639			35,730	2	(782)
	10/2015		SGD	3,768			2,630	0	(18)
	10/2015	$		19,641		AUD	28,149	117	0
	10/2015			1,925		EUR	1,723	1	0
	10/2015			13,568		ILS	51,191	0	(518)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	125

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		AUD	28,149	$		19,607	$0	$(116)
	11/2015		EUR	223,668			243,827	0	(6,256)
	11/2015		GBP	8,607			13,441	424	0
	11/2015		JPY	5,060,000			40,610	0	(1,588)
	11/2015	$		9,562		EUR	8,570	20	0
	11/2015			58,905		INR	3,831,750	0	(892)
	12/2015			8,437		CLP	5,775,730	0	(197)
	12/2015			2,622		SGD	3,768	20	0
	04/2016		BRL	36,512	$		10,515	1,842	0
	09/2016		CNY	12,159			1,828	0	(30)

DUB	10/2015		BRL	275,537			68,858	12	(656)
	10/2015		HUF	56,859			200	0	(3)
	10/2015		ILS	51,191			13,009	0	(41)
	10/2015	$		69,762		BRL	275,537	128	(389)
	11/2015		BRL	5,373	$		1,343	3	0
	11/2015	$		60,477		BRL	244,749	582	0
	12/2015		MXN	81,070	$		4,784	17	0
	12/2015	$		2,582		CLP	1,761,906	0	(69)
	12/2015			13,021		ILS	51,191	42	0
	12/2015			1,770		MXN	30,064	0	(2)
	02/2016		CZK	151,373	$		6,377	126	0
	07/2016		DKK	56,700			8,716	164	0
	10/2016		CZK	239,293		EUR	8,990	141	0

FBF	10/2015		BRL	5,373	$		1,297	0	(58)
	10/2015		INR	998,851			14,906	0	(294)
	10/2015		JPY	504,437			4,200	0	(6)
	10/2015		SGD	5,551			3,945	45	0
	10/2015	$		1,353		BRL	5,373	3	0
	10/2015			1,337		JPY	160,600	2	0
	10/2015			8,974		MYR	35,080	0	(986)
	12/2015			14,352		MXN	245,574	86	0
	04/2016		BRL	76,376	$		22,077	3,936	0
	05/2016			85,859			24,682	4,447	0

GLM	10/2015			29,828			8,133	609	0
	10/2015		DKK	33,455			5,050	40	0
	10/2015		GBP	82,034			126,417	2,321	0
	10/2015		PLN	2,979		EUR	713	14	0
	10/2015	$		8,962		AUD	12,465	0	(213)
	10/2015			7,508		BRL	29,828	16	0
	10/2015			1,934		INR	127,088	0	0
	10/2015			6,130		JPY	738,900	29	0
	10/2015			1,894		KRW	2,247,836	1	0
	10/2015			791		TWD	26,133	0	0
	10/2015			642		ZAR	8,907	0	(1)
	10/2015		ZAR	5,363		EUR	372	30	0
	11/2015		EUR	2,664	$		2,976	0	(2)
	11/2015		ILS	9,956		EUR	2,341	79	0
	11/2015	$		13,935		COP	41,652,390	0	(517)
	11/2015			11,625		EUR	10,394	36	(40)
	11/2015			29,179		GBP	18,730	0	(851)
	11/2015			7,709		SEK	67,296	339	0
	12/2015			1,953		MXN	33,308	5	0
	07/2016		BRL	38,234	$		10,670	1,809	0

HUS	10/2015			4,220			1,169	104	0
	10/2015		CHF	14,400			14,966	191	0
	10/2015		JPY	15,760,941			131,334	2	(48)
	10/2015		KRW	1,504,440			1,260	0	(8)
	10/2015		THB	9,608			270	5	0
	10/2015		TWD	381,937			11,770	212	0
	10/2015	$		1,062		BRL	4,220	2	0
	10/2015			1,317		GBP	843	0	(42)
	10/2015			47,659		JPY	5,693,496	0	(200)
	10/2015			44,032		KRW	50,148,287	3	(1,757)
	10/2015			2,652		MYR	10,986	0	(151)
	10/2015			10,081		PHP	459,690	0	(255)
	10/2015			593		THB	21,599	2	0
	10/2015			728		TWD	23,646	0	(12)
	11/2015		CNY	11,053	$		1,706	0	(24)
	11/2015		TRY	1,348			438	0	(1)
	11/2015	$		1,719		CNY	11,053	11	0

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015	$		1,576		GBP	1,008	$0	$(52)
	11/2015			7,464		PEN	24,650	72	0
	01/2016			6,783		DKK	43,665	0	(229)
	04/2016		DKK	44,156	$		6,536	0	(108)
	09/2016		CNY	12,154			1,828	0	(30)

JPM	10/2015		AUD	8,112			5,678	0	(16)
	10/2015		BRL	249,179			62,720	0	(133)
	10/2015		CAD	55,644			42,214	517	0
	10/2015		CZK	27,526		EUR	1,019	7	0
	10/2015		DKK	81,750	$		12,327	85	(1)
	10/2015		EUR	6,157			7,048	168	0
	10/2015		JPY	190,700			1,596	6	0
	10/2015		KRW	11,551,509			9,921	183	0
	10/2015		MYR	32,869			8,058	573	0
	10/2015		NZD	10,236			6,498	0	(46)
	10/2015		SEK	79,190			9,391	0	(71)
	10/2015		SGD	3,911			2,831	83	0
	10/2015		TWD	175,811			5,376	56	0
	10/2015	$		69,214		BRL	249,179	0	(6,361)
	10/2015			13,625		CAD	18,158	0	(19)
	10/2015			7,686		DKK	50,888	5	(70)
	10/2015			11,836		EUR	10,483	0	(122)
	10/2015			1,592		KRW	1,892,410	4	0
	10/2015			18,597		NZD	29,417	210	0
	10/2015			205		PLN	773	0	(2)
	10/2015			3,688		SGD	5,228	0	(15)
	10/2015			10,556		THB	380,986	0	(66)
	10/2015			1,973		TWD	64,083	0	(34)
	10/2015			16,274		ZAR	204,556	0	(1,561)
	11/2015		CAD	18,158	$		13,623	18	0
	11/2015		CNY	141,183			21,870	0	(260)
	11/2015		DKK	7,675			1,138	0	(13)
	11/2015		EUR	18,963			21,305	106	0
	11/2015		NZD	20,889			13,212	0	(111)
	11/2015	$		14,243		CNY	91,977	174	0
	11/2015			11,644		EUR	10,386	1	(34)
	11/2015			1,090		GBP	705	0	(23)
	01/2016		BRL	40,949	$		13,900	3,897	0
	01/2016		DKK	19,323			2,952	52	0
	04/2016			40,745			6,045	0	(86)
	09/2016		CNY	91,977			13,915	0	(134)
	10/2016		CZK	79,520			3,359	36	0
	10/2016		DKK	50,888			7,767	73	(5)

MSB	10/2015		GBP	42,774			65,610	904	0
	10/2015		RUB	17,401			267	1	0
	10/2015	$		135,571		EUR	121,137	0	(213)
	10/2015			560		INR	36,803	0	0
	10/2015			76,026		JPY	9,130,704	86	0
	10/2015			1,000		PLN	3,804	0	0
	10/2015			124		ZAR	1,669	0	(4)
	11/2015		EUR	120,837	$		135,295	207	0
	11/2015		JPY	9,130,704			76,057	0	(84)
	11/2015	$		2,079		CNY	13,271	0	(2)
	11/2015			774		GBP	500	0	(17)
	01/2016		DKK	30,275	$		4,633	88	0

NAB	10/2015	$		212,852		EUR	186,466	0	(4,495)

SCX	10/2015		IDR	8,780,604	$		621	25	0
	10/2015		JPY	86,565			723	1	0
	10/2015		MYR	1,763			417	15	0
	10/2015		NZD	25,959			16,746	151	0
	10/2015		SGD	7,251			5,254	160	0
	10/2015	$		186,463		GBP	123,042	0	(331)
	10/2015			22,767		TWD	707,035	0	(1,372)
	11/2015		GBP	123,042	$		186,435	332	0
	11/2015	$		17,938		TRY	54,008	0	(382)

SOG	10/2015			6,264		RON	25,527	190	0

TDM	10/2015			31,754		CAD	42,014	0	(271)

UAG	10/2015		CAD	4,528	$		3,417	24	0
	10/2015		DKK	6,129			935	17	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	127

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		EUR	296,776	$		334,168	$2,550	$0
	10/2015		MYR	39,360			9,316	353	0
	10/2015		NOK	18,595			2,239	55	0
	10/2015		SEK	1,195			146	3	0
	10/2015		THB	141,217			3,969	81	0
	10/2015	$		1,423		GBP	923	0	(26)
	10/2015			4,396		NZD	6,778	0	(63)
	11/2015		AUD	7,233	$		5,078	10	0
	11/2015		BRL	66,878			16,624	0	(60)
	11/2015		NOK	18,595			2,193	10	0
	11/2015	$		13,035		CHF	12,783	100	0
	11/2015			6,652		EUR	5,795	0	(172)
	11/2015			14,771		JPY	1,776,000	39	0
	12/2015			190		MXN	3,183	0	(3)
	07/2016		DKK	56,700	$		8,705	153	0
	09/2016		CNY	11,053			1,672	0	(16)

Total Forward Foreign Currency Contracts								$35,164	$(35,763)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	15,100	$244	$130

FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015	$	8,100	174	113

GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		21,100	186	2

							$604	$245

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR	52,600	$789	$1,096

Total Purchased Options								$1,393	$1,341

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	33,600	$(39)	$(17)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900%	12/16/2015		33,600	(130)	(235)

JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650%	12/16/2015		38,800	(74)	(19)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	12/16/2015		38,800	(125)	(282)

							$(368)	$(553)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015	$	7,450	$(45)	$(6)

CBK	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	15,100	(95)	(36)
	Call - OTC EUR versus USD		1.154	12/04/2015		15,100	(146)	(97)

FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015	$	8,100	(86)	(56)

GLM	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		21,100	(70)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		21,100	(105)	(1)

HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		5,900	(66)	(49)

JPM	Call - OTC USD versus CNY		6.600	02/05/2016		5,000	(57)	(41)

UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		8,950	(52)	(8)

							$(722)	$(294)

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(11)

DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(11)

						$(179)	$(22)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	25,300	$(93)	$(12)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400%	04/29/2016		25,300	(220)	(642)

GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493%	09/01/2016		21,100	(792)	(1,468)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700%	12/10/2015	GBP	10,000	(73)	(108)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/10/2015		10,000	(65)	(32)

								$(1,243)	$(2,262)

Total Written Options								$(2,512)	$(3,131)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premiums
Balance at Beginning of Period	$121,580	AUD	0	EUR	807,140	GBP	0	JPY	8,620,000	NZD	0	$(3,852)
Sales	283,600		28,500		372,100		115,400		0		42,700	(3,952)
Closing Buys	(144,880)		0		(855,200)		(34,600)		(8,620,000)		(42,700)	3,698
Expirations	(160,600)		(28,500)		(67,520)		(47,600)		0		0	1,370
Exercised	0		0		(9,820)		(13,200)		0		0	224

Balance at End of Period	$99,700	AUD	0	EUR	246,700	GBP	20,000	JPY	0	NZD	0	$(2,512)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation	Swap Agreements, at Value
										Asset	Liability
BPS	UBS AG	(1.000%	)	03/20/2017	1.108%	$	500	$0	$1	$1	$0

BRC	UBS AG	(1.000%	)	03/20/2017	1.108%		5,200	4	3	7	0

CBK	UBS AG	(1.000%	)	03/20/2017	1.108%		4,000	3	2	5	0

JPM	SABMiller PLC	(1.000%	)	03/20/2020	0.609%	EUR	4,100	(124)	43	0	(81)

								$(117)	$49	$13	$(81)

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.561%	$	650	$(18)	$21	$3	$0
	France Government International Bond	0.250%	03/20/2020	0.237%		4,400	(34)	37	3	0
	South Africa Government International Bond	1.000%	03/20/2019	2.496%		10,550	(481)	(36)	0	(517)
	South Africa Government International Bond	1.000%	09/20/2019	2.606%		13,200	(365)	(421)	0	(786)

BPS	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		21,300	(410)	(605)	0	(1,015)
	Petrobras International Finance Co.	1.000%	09/20/2019	10.431%		13,600	(700)	(3,221)	0	(3,921)
	U.S. Treasury Notes	0.250%	06/20/2016	0.050%	EUR	2,400	(24)	28	4	0

BRC	Banque Centrale de Tunisie S.A.	1.000%	03/20/2016	1.877%	$	9,600	(373)	336	0	(37)
	France Government International Bond	0.250%	03/20/2020	0.237%		3,900	(27)	29	2	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	129

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Indonesia Government International Bond	1.000%	09/20/2019	2.124%	$	8,700	$(110)	$(254)	$0	$(364)
	Russia Government International Bond	1.000%	09/20/2016	2.424%		4,200	(56)	(1)	0	(57)
	South Africa Government International Bond	1.000%	12/20/2019	2.650%		36,000	(1,470)	(856)	0	(2,326)
	Tesco PLC	1.000%	12/20/2019	2.350%	EUR	1,400	(25)	(59)	0	(84)

CBK	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%	$	1,000	(1)	5	4	0
	France Government International Bond	0.250%	03/20/2020	0.237%		4,100	(37)	40	3	0
	France Government International Bond	0.250%	06/20/2020	0.256%		800	(5)	5	0	0
	Teck Resources Ltd.	1.000%	03/20/2016	3.447%		3,400	(10)	(28)	0	(38)
	Tesco PLC	1.000%	12/20/2019	2.350%	EUR	800	(10)	(38)	0	(48)

DUB	Indonesia Government International Bond	1.000%	12/20/2019	2.212%	$	5,000	(100)	(138)	0	(238)

FBF	Export-Import Bank of China	1.000%	12/20/2016	0.575%		1,800	(175)	185	10	0

GST	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		300	(29)	(17)	0	(46)
	France Government International Bond	0.250%	03/20/2020	0.237%		19,100	(172)	184	12	0
	France Government International Bond	0.250%	06/20/2020	0.256%		1,600	(9)	9	0	0
	Greece Government International Bond	1.000%	12/20/2015	37.167%		5,200	(238)	(431)	0	(669)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		9,600	(187)	(270)	0	(457)
	Tesco PLC	1.000%	12/20/2019	2.350%	EUR	325	(1)	(19)	0	(20)

HUS	France Government International Bond	0.250%	03/20/2020	0.237%	$	2,000	(13)	14	1	0
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		3,000	(3)	14	11	0
	Qatar Government International Bond	1.000%	06/20/2016	0.286%		500	(4)	7	3	0
	Russia Government International Bond	1.000%	09/20/2016	2.424%		4,200	(49)	(8)	0	(57)
	South Africa Government International Bond	1.000%	12/20/2019	2.650%		5,000	(201)	(122)	0	(323)

JPM	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%		500	0	2	2	0
	France Government International Bond	0.250%	03/20/2020	0.237%		5,300	(41)	44	3	0
	France Government International Bond	0.250%	06/20/2020	0.256%		1,600	(9)	9	0	0
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		14,300	(272)	(409)	0	(681)
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		900	(1)	4	3	0
	Russia Government International Bond	1.000%	12/20/2015	2.359%		800	(26)	24	0	(2)
	Russia Government International Bond	1.000%	09/20/2016	2.424%		3,300	(47)	2	0	(45)

MYC	Brazil Government International Bond	1.000%	03/20/2019	4.615%		24,900	(902)	(1,927)	0	(2,829)
	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		300	(26)	(20)	0	(46)
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.292%		3,800	(10)	24	14	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.292%		1,000	(8)	13	5	0
	Export-Import Bank of China	1.000%	09/20/2016	0.561%		650	(18)	21	3	0
	France Government International Bond	0.250%	03/20/2020	0.237%		4,000	(28)	31	3	0
	Qatar Government International Bond	1.000%	03/20/2016	0.286%		1,000	(2)	6	4	0
	Qatar Government International Bond	1.000%	06/20/2016	0.286%		500	(4)	7	3	0
	Texas State General Obligation Bonds, Series 2003	0.950%	03/20/2021	0.378%		7,200	0	217	217	0

							$(6,731)	$(7,562)	$313	$(14,606)

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000%	)	06/20/2020	EUR	650	$21	$4	$25	$0

CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019		12,700	517	(130)	387	0

GST	iTraxx Europe Subordinated 23 5-Year Index	(1.000%	)	06/20/2020		2,750	93	15	108	0

							$631	$(111)	$520	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	5,400	$5,994	$1	$116	$117	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		7,190	7,844	6	292	298	0

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		69,597	76,000	1,028	1,731	2,759	0

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		600	672	2	5	7	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		32,770	35,719	524	868	1,392	0

DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		77,900	86,711	1,024	420	1,444	0

GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		10,300	11,536	36	92	128	0

							$2,621	$3,524	$6,145	$0

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	131

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	1,600	$15	$137	$152	$0

BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	240,000	(47)	(32)	0	(79)

CBK	Pay	1-Month GBP-UKRPI	3.495%	05/15/2045	GBP	400	0	26	26	0

DUB	Pay	1-Month GBP-UKRPI	3.503%	05/15/2045		700	0	50	50	0

GLM	Pay	1-Month GBP-UKRPI	3.310%	05/15/2030		1,400	0	57	57	0
	Pay	1-Month GBP-UKRPI	3.311%	05/15/2030		1,800	0	74	74	0
	Pay	1-Month GBP-UKRPI	3.313%	05/15/2030		900	0	38	38	0
	Pay	1-Month GBP-UKRPI	3.543%	05/15/2045		1,100	4	105	109	0

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	41,400	(6)	(74)	0	(80)

MYC	Pay	1-Month GBP-UKRPI	3.535%	05/15/2045	GBP	1,700	13	146	159	0

							$(21)	$527	$665	$(159)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$39	$0	$12	$12	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450%	08/16/2016	19	0	7	7	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650%	08/16/2016	20	0	12	12	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700%	08/16/2016	18	0	10	10	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800%	08/16/2016	14	0	9	9	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000%	08/16/2016	17	0	15	15	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250%	08/16/2016	20	0	15	15	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450%	08/16/2016	19	0	11	11	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550%	08/16/2016	39	0	17	17	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900%	08/16/2016	18	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200%	08/16/2016	31	0	(14)	0	(14)

						$0	$90	$108	$(18)

Total Swap Agreements						$(3,617)	$(3,483)	$7,764	$(14,864)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $37,236 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
AZD	$2	$0	$0	$2	$(554)	$0	$0	$(554)	$(552)	$914	$362
BOA	4,939	0	573	5,512	(759)	0	(1,303)	(2,062)	3,450	(3,563)	(113)
BPS	128	0	2,789	2,917	(147)	(252)	(4,936)	(5,335)	(2,418)	4,529	2,111
BRC	31	0	9	40	(155)	(660)	(2,947)	(3,762)	(3,722)	4,048	326
CBK	2,589	130	1,824	4,543	(10,409)	(144)	(86)	(10,639)	(6,096)	9,949	3,853
DUB	1,215	0	1,602	2,817	(1,160)	(11)	(256)	(1,427)	1,390	(3,670)	(2,280)
FBF	8,519	113	10	8,642	(1,344)	(56)	0	(1,400)	7,242	(8,650)	(1,408)
GLM	5,328	2	406	5,736	(1,624)	(1)	0	(1,625)	4,111	(4,210)	(99)
GST	0	1,096	120	1,216	0	(1,468)	(1,192)	(2,660)	(1,444)	1,486	42
HUS	604	0	15	619	(2,917)	(49)	(380)	(3,346)	(2,727)	3,017	290
JPM	6,254	0	8	6,262	(9,183)	(482)	(889)	(10,554)	(4,292)	5,267	975
MSB	1,286	0	0	1,286	(320)	0	0	(320)	966	(760)	206
MYC	0	0	408	408	0	0	(2,875)	(2,875)	(2,467)	2,508	41
NAB	0	0	0	0	(4,495)	0	0	(4,495)	(4,495)	3,851	(644)
SCX	684	0	0	684	(2,085)	0	0	(2,085)	(1,401)	1,668	267
SOG	190	0	0	190	0	0	0	0	190	(380)	(190)
TDM	0	0	0	0	(271)	0	0	(271)	(271)	0	(271)
UAG	3,395	0	0	3,395	(340)	(8)	0	(348)	3,047	(90)	2,957

Total Over the Counter	$35,164	$1,341	$7,764	$44,269	$(35,763)	$(3,131)	$(14,864)	$(53,758)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$41	$41
Futures	0	0	0	0	412	412
Swap Agreements	0	120	0	0	1,300	1,420

	$0	$120	$0	$0	$1,753	$1,873

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,164	$0	$35,164
Purchased Options	0	0	0	245	1,096	1,341
Swap Agreements	0	846	0	6,253	665	7,764

	$0	$846	$0	$41,662	$1,761	$44,269

	$0	$966	$0	$41,662	$3,514	$46,142

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$374	$374
Swap Agreements	0	1	0	0	1,233	1,234

	$0	$1	$0	$0	$1,607	$1,608

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,763	$0	$35,763
Written Options	0	553	0	294	2,284	3,131
Swap Agreements	0	14,687	0	18	159	14,864

	$0	$15,240	$0	$36,075	$2,443	$53,758

	$0	$15,241	$0	$36,075	$4,050	$55,366

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(20)	$(20)
Futures	0	0	0	0	4,508	4,508
Swap Agreements	0	(182)	0	0	(6,743)	(6,925)

	$0	$(182)	$0	$0	$(2,255)	$(2,437)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,121)	$0	$(12,121)
Purchased Options	0	(143)	0	946	(1,823)	(1,020)
Written Options	0	223	0	1,349	1,377	2,949
Swap Agreements	0	(1,685)	0	(20,659)	(663)	(23,007)

	$0	$(1,605)	$0	$(30,485)	$(1,109)	$(33,199)

	$0	$(1,787)	$0	$(30,485)	$(3,364)	$(35,636)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	5,907	5,907
Swap Agreements	0	(796)	0	0	(12,136)	(12,932)

	$0	$(796)	$0	$0	$(6,212)	$(7,008)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,521)	$0	$(9,521)
Purchased Options	0	0	0	(204)	166	(38)
Written Options	0	(228)	0	29	2,762	2,563
Swap Agreements	0	(901)	0	29,875	446	29,420

	$0	$(1,129)	$0	$20,179	$3,374	$22,424

	$0	$(1,925)	$0	$20,179	$(2,838)	$15,416

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	133

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bahrain
Sovereign Issues	$0	$4,265	$0	$4,265
Belgium
Corporate Bonds & Notes	0	2,848	0	2,848
Bermuda
Corporate Bonds & Notes	0	1,018	0	1,018
Brazil
Corporate Bonds & Notes	0	12,750	0	12,750
Sovereign Issues	0	44,713	0	44,713
Canada
Mortgage-Backed Securities	0	3,509	0	3,509
Sovereign Issues	0	10,785	0	10,785
Cayman Islands
Asset-Backed Securities	0	3,787	0	3,787
Corporate Bonds & Notes	0	7,674	0	7,674
China
Sovereign Issues	0	1,063	0	1,063
Colombia
Corporate Bonds & Notes	0	5,244	0	5,244
Czech Republic
Sovereign Issues	0	13,058	0	13,058
Denmark
Corporate Bonds & Notes	0	99,476	0	99,476
France
Corporate Bonds & Notes	0	33,134	0	33,134
Sovereign Issues	0	28,696	0	28,696
Germany
Corporate Bonds & Notes	0	921	0	921
Sovereign Issues	0	102,579	0	102,579
Greece
Corporate Bonds & Notes	0	5,960	0	5,960
Hong Kong
Corporate Bonds & Notes	0	15,668	0	15,668
Indonesia
Sovereign Issues	0	22,351	0	22,351
Ireland
Asset-Backed Securities	0	1,376	0	1,376
Corporate Bonds & Notes	0	26,051	0	26,051
Mortgage-Backed Securities	0	7,556	0	7,556
Italy
Corporate Bonds & Notes	0	20,603	0	20,603
Mortgage-Backed Securities	0	13,839	0	13,839
Sovereign Issues	0	76,850	0	76,850
Japan
Corporate Bonds & Notes	0	2,189	0	2,189
Sovereign Issues	0	62,784	0	62,784
Luxembourg
Asset-Backed Securities	0	648	0	648
Corporate Bonds & Notes	0	4,295	0	4,295
Mexico
Corporate Bonds & Notes	0	21	0	21
Sovereign Issues	0	7,905	0	7,905
Netherlands
Asset-Backed Securities	0	7,242	0	7,242
Corporate Bonds & Notes	0	32,535	0	32,535
Mortgage-Backed Securities	0	821	0	821
Norway
Corporate Bonds & Notes	0	5,603	0	5,603
Sovereign Issues	0	2,395	0	2,395
Poland
Sovereign Issues	0	6,489	0	6,489
Portugal
Corporate Bonds & Notes	0	6,718	0	6,718
Qatar
Sovereign Issues	0	15,715	0	15,715

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Slovakia
Sovereign Issues	$0	$1,119	$0	$1,119
Slovenia
Sovereign Issues	0	70,867	0	70,867
South Africa
Sovereign Issues	0	3,558	0	3,558
South Korea
Sovereign Issues	0	6,888	0	6,888
Spain
Asset-Backed Securities	0	5,877	0	5,877
Corporate Bonds & Notes	0	10,861	0	10,861
Sovereign Issues	0	52,444	0	52,444
Sweden
Corporate Bonds & Notes	0	4,281	0	4,281
Sovereign Issues	0	1,852	0	1,852
Switzerland
Corporate Bonds & Notes	0	18,272	0	18,272
United Kingdom
Bank Loan Obligations	0	6,780	0	6,780
Corporate Bonds & Notes	0	107,703	0	107,703
Mortgage-Backed Securities	0	73,747	0	73,747
Sovereign Issues	0	75,853	0	75,853
United States
Asset-Backed Securities	0	86,870	0	86,870
Corporate Bonds & Notes	0	59,218	0	59,218
Mortgage-Backed Securities	0	78,701	14,701	93,402
Municipal Bonds & Notes	0	33,747	0	33,747
U.S. Government Agencies	0	98,217	0	98,217
U.S. Treasury Obligations	0	134,622	0	134,622
Virgin Islands (British)
Corporate Bonds & Notes	0	2,610	0	2,610
Short-Term Instruments
Commercial Paper	0	3,099	0	3,099
Repurchase Agreements	0	556	0	556
Short-Term Notes	0	6,219	0	6,219
China Treasury Bills	0	16	0	16
Japan Treasury Bills	0	90,944	0	90,944
U.S. Treasury Bills	0	19,782	0	19,782
	$0	$1,775,837	$14,701	$1,790,538

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$158	$0	$0	$158

Total Investments	$158	$1,775,837	$14,701	$1,790,696

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(79,642)	$0	$(79,642)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	412	1,461	0	1,873
Over the counter	0	44,269	0	44,269
	$412	$45,730	$0	$46,142

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(374)	(1,231)	0	(1,605)
Over the counter	0	(53,758)	0	(53,758)
	$(374)	$(54,989)	$0	$(55,363)

Totals	$196	$1,686,936	$14,701	$1,701,833

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Fund (Unhedged)

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.1%

AUSTRALIA 1.0%

MORTGAGE-BACKED SECURITIES 0.6%
DECO Series
2.960% due 05/13/2045	AUD	1,596	$1,119
Puma Global Trust
0.473% due 02/21/2038		$340	340
Puma Series
2.845% due 10/18/2045	AUD	1,678	1,174
Swan Trust
3.350% due 04/25/2041		1,082	765
Torrens Trust
2.470% due 10/19/2038		242	170

			3,568

SOVEREIGN ISSUES 0.4%
Queensland Treasury Corp.
4.250% due 07/21/2023		3,000	2,291

Total Australia (Cost $7,468)			5,859

BRAZIL 2.2%

CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
3.214% due 03/17/2020		$2,400	1,650
3.250% due 03/17/2017		2,700	2,389

			4,039

SOVEREIGN ISSUES 1.5%
Banco Nacional de Desenvolvimento Economico e Social
5.750% due 09/26/2023		1,200	1,002
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	12,200	2,494
10.000% due 01/01/2025		28,900	5,344

			8,840

Total Brazil (Cost $18,120)			12,879

CANADA 1.8%

MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	1,868	1,389

SOVEREIGN ISSUES 1.5%
Province of British Columbia
4.300% due 06/18/2042		700	623
Province of Ontario
3.450% due 06/02/2045		1,500	1,153
3.500% due 06/02/2024		2,000	1,642
6.200% due 06/02/2031		300	314
Province of Quebec
2.750% due 08/25/2021		$3,400	3,522
3.000% due 09/01/2023	CAD	1,500	1,190

			8,444

Total Canada (Cost $10,733)			9,833

CAYMAN ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.0%
CIFC Funding Ltd.
0.584% due 03/01/2021		$159	158

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%
NB Finance Ltd.
3.500% due 12/06/2015		$700	$696

Total Cayman Islands (Cost $851)			854

CHINA 0.1%

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	90	14
5.840% due 01/03/2019		560	95
China Government International Bond
3.380% due 05/23/2023		600	95
4.080% due 08/22/2023		600	100

Total China (Cost $293)			304

DENMARK 5.8%

CORPORATE BONDS & NOTES 5.8%
Nykredit Realkredit A/S
1.000% due 10/01/2016	DKK	38,400	5,808
2.000% due 10/01/2015		4,100	614
2.000% due 04/01/2016		147,800	22,367
4.000% due 06/03/2036	EUR	1,650	1,837
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	16,700	2,515

Total Denmark (Cost $32,727)			33,141

FRANCE 7.9%

SOVEREIGN ISSUES 7.9%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,600	4,989
France Government International Bond
1.000% due 05/25/2018 (f)	EUR	17,600	20,247
3.250% due 05/25/2045		3,000	4,389
4.500% due 04/25/2041		9,100	15,855

Total France (Cost $47,187)			45,480

GERMANY 1.2%

CORPORATE BONDS & NOTES 0.5%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	1,585
KFW
5.000% due 03/19/2024		100	80
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	303
5.375% due 04/23/2024	NZD	1,500	1,065

			3,033

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,240	1,451
4.250% due 07/04/2039		1,500	2,717

			4,168

Total Germany (Cost $8,628)			7,201

GREECE 0.5%

CORPORATE BONDS & NOTES 0.5%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,100	1,989
5.014% due 12/27/2017		1,000	944

Total Greece (Cost $2,743)			2,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.9%

ASSET-BACKED SECURITIES 0.1%
Magi Funding PLC
0.331% due 04/11/2021	EUR	58	$65
Mercator CLO PLC
0.210% due 02/18/2024		326	362

			427

CORPORATE BONDS & NOTES 0.8%
Depfa ACS Bank
3.875% due 11/14/2016		3,350	3,899
4.875% due 05/21/2019		700	912

			4,811

Total Ireland (Cost $5,843)			5,238

ITALY 11.3%

CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,800	3,423
Banco Popolare SC
3.500% due 03/14/2019		1,700	1,940

			5,363

MORTGAGE-BACKED SECURITIES 0.8%
Berica ABS SRL
0.285% due 12/31/2055		130	144
Berica Residential MBS SRL
0.288% due 03/31/2048		1,597	1,747
Casa D’este Finance SRL
0.312% due 09/15/2040		828	909
Claris SRL
0.412% due 10/31/2060		1,791	1,954

			4,754

SOVEREIGN ISSUES 9.6%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		2,006	2,327
2.150% due 12/15/2021		2,700	3,198
3.250% due 09/01/2046		800	975
3.750% due 09/01/2024 (f)		11,050	14,479
4.000% due 02/01/2037		3,000	4,120
4.750% due 09/01/2044		3,700	5,744
5.000% due 09/01/2040		800	1,259
5.500% due 09/01/2022		1,900	2,711
5.500% due 11/01/2022		11,650	16,646
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,800	3,363

			54,822

Total Italy (Cost $68,432)			64,939

JAPAN 14.8%

CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$800	796

SOVEREIGN ISSUES 14.7%
Japan Government International Bond
1.400% due 09/20/2034	JPY	7,310,000	64,562
1.500% due 12/20/2044		490,000	4,204
1.600% due 03/20/2033		60,000	554
1.700% due 09/20/2032		1,270,000	11,930

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	135

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.700% due 09/20/2044	JPY	340,000	$3,053

			84,303

Total Japan (Cost $85,315)			85,099

LUXEMBOURG 0.1%

ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.268% due 06/04/2024	EUR	488	538

Total Luxembourg (Cost $625)			538

MEXICO 0.3%

SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	32,000	1,902

Total Mexico (Cost $2,375)			1,902

NETHERLANDS 1.4%

ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.364% due 10/15/2084	EUR	446	476

CORPORATE BONDS & NOTES 1.3%
ING Bank NV
2.625% due 12/05/2022		$3,000	3,046
ING Groep NV
6.500% due 04/16/2025 (d)		1,000	954
Rabobank Group
8.375% due 07/26/2016 (d)		600	620
8.400% due 06/29/2017 (d)		2,800	2,989

			7,609

Total Netherlands (Cost $8,184)			8,085

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
2.375% due 05/25/2016		$3,300	3,309

Total Norway (Cost $3,223)			3,309

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	27

Total Poland (Cost $30)			27

PORTUGAL 0.4%

CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	600	623
5.000% due 04/04/2019		600	632
5.000% due 04/23/2019		276	292
5.000% due 05/21/2019		600	635

Total Portugal (Cost $2,377)			2,182

SLOVENIA 3.3%

SOVEREIGN ISSUES 3.3%
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	200	238
4.125% due 02/18/2019		$1,300	1,375

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 01/26/2020	EUR	1,300	$1,671
4.375% due 01/18/2021		3,300	4,360
4.700% due 11/01/2016		4,600	5,398
5.250% due 02/18/2024		$4,000	4,415
5.850% due 05/10/2023		1,000	1,148

Total Slovenia (Cost $19,720)			18,605

SPAIN 5.3%

CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (d)	EUR	800	859
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	113

			972

SOVEREIGN ISSUES 5.1%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,500	1,715
4.900% due 09/15/2021		50	60
4.950% due 02/11/2020		200	240
Autonomous Community of Madrid
4.125% due 05/21/2024		1,300	1,671
4.688% due 03/12/2020		1,000	1,288
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	380	288
5.000% due 04/10/2017		$200	211
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,650	1,888
2.750% due 10/31/2024		6,850	8,260
3.800% due 04/30/2024		1,700	2,209
4.800% due 01/31/2024		4,100	5,690
4.900% due 07/30/2040		1,200	1,808
5.150% due 10/31/2044		2,100	3,320
Xunta de Galicia
6.131% due 04/03/2018		550	699

			29,347

Total Spain (Cost $31,561)			30,319

SUPRANATIONAL 1.2%

CORPORATE BONDS & NOTES 1.2%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,350
EUROFIMA
6.250% due 12/28/2018		4,200	3,291

Total Supranational (Cost $8,851)			6,641

SWEDEN 0.9%

CORPORATE BONDS & NOTES 0.7%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	5,000	645
Stadshypotek AB
3.000% due 03/21/2018		6,000	772
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		4,000	525
Swedbank AB
2.200% due 03/04/2020		$1,200	1,198
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	4,300	556

			3,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019	SEK	9,900	$1,367

Total Sweden (Cost $5,871)			5,063

SWITZERLAND 0.7%

CORPORATE BONDS & NOTES 0.7%
UBS AG
5.125% due 05/15/2024		$2,000	1,970
7.250% due 02/22/2022		1,900	1,981

Total Switzerland (Cost $4,088)			3,951

UNITED KINGDOM 8.1%

CORPORATE BONDS & NOTES 2.9%
Barclays Bank PLC
7.625% due 11/21/2022		$3,200	3,592
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	2,000	2,194
HBOS PLC
1.032% due 09/06/2017		$1,500	1,491
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,500	2,126
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	600	919
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$3,100	3,385
Tesco PLC
6.125% due 02/24/2022	GBP	1,550	2,503
Tesco Property Finance PLC
5.411% due 07/13/2044		299	401

			16,611

MORTGAGE-BACKED SECURITIES 0.2%
Granite Mortgages PLC
0.906% due 06/20/2044		888	1,339

SOVEREIGN ISSUES 5.0%
United Kingdom Gilt
3.250% due 01/22/2044		10,200	17,857
3.500% due 01/22/2045		700	1,283
4.250% due 12/07/2040 (f)		4,000	8,099
4.750% due 12/07/2038		600	1,283

			28,522

Total United Kingdom (Cost $43,974)			46,472

UNITED STATES 35.7%

ASSET-BACKED SECURITIES 1.5%
AFC Home Equity Loan Trust
0.904% due 12/22/2027		$2	2
Amortizing Residential Collateral Trust
0.894% due 10/25/2031		22	20
Amresco Residential Securities Corp. Mortgage Loan Trust
1.134% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.624% due 11/25/2035 ^		2,522	2,460
0.854% due 10/25/2032		12	12
0.994% due 10/27/2032		24	23
Citigroup Global Markets Mortgage Securities, Inc.
1.544% due 01/25/2032		32	29
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		22	22

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Asset-Backed Certificates
0.534% due 12/25/2036 ^		$60	$42
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035		693	710
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		17	16
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		439	250
Morgan Stanley ABS Capital, Inc. Trust
0.304% due 03/25/2037		2,180	1,111
Morgan Stanley Home Equity Loan Trust
0.544% due 04/25/2037		363	212
Residential Asset Mortgage Products Trust
0.754% due 06/25/2032		17	16
Residential Asset Securities Corp. Trust
0.694% due 07/25/2032 ^		45	40
0.794% due 06/25/2032 ^		24	20
SG Mortgage Securities Trust
0.344% due 10/25/2036		2,900	1,762
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	1,771	1,929

			8,726

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023		$1,300	1,294

CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
2.750% due 01/30/2017		1,400	1,393
3.600% due 05/21/2018		900	891
Bank of America Corp.
6.100% due 03/17/2025 (d)		1,500	1,461
CCO Safari LLC
4.464% due 07/23/2022		600	601
4.908% due 07/23/2025		1,500	1,496
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,530
JPMorgan Chase & Co.
3.900% due 07/15/2025		3,600	3,687
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	648
SABMiller Holdings, Inc.
4.950% due 01/15/2042		1,000	1,021
Springleaf Finance Corp.
6.900% due 12/15/2017		5,000	5,237
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,547
Wells Fargo & Co.
2.600% due 07/22/2020		1,600	1,617

			23,129

MORTGAGE-BACKED SECURITIES 9.6%
Adjustable Rate Mortgage Trust
2.763% due 09/25/2035		96	85
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^		1,180	870
American Home Mortgage Investment Trust
2.314% due 10/25/2034		228	228
Banc of America Funding Trust
2.693% due 02/20/2036		950	946
2.914% due 01/20/2047 ^		104	88
Banc of America Mortgage Trust
2.735% due 05/25/2035 ^		867	818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Re-REMIC Trust
5.675% due 02/17/2051	$88	$91
BCAP LLC Trust
0.923% due 01/26/2047	302	268
2.482% due 02/26/2036	134	135
5.250% due 04/26/2037	538	499
5.250% due 08/26/2037	440	458
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	999	1,006
2.459% due 05/25/2034	62	58
2.515% due 03/25/2035	148	150
2.531% due 10/25/2033	65	65
2.596% due 08/25/2033	11	11
2.625% due 08/25/2033	85	86
2.655% due 05/25/2034	162	157
2.680% due 03/25/2035	952	958
2.795% due 05/25/2047 ^	416	374
2.833% due 02/25/2034	10	10
3.182% due 11/25/2034	106	107
Bear Stearns ALT-A Trust
2.697% due 09/25/2035	809	691
4.139% due 11/25/2036 ^	279	213
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036	1,268	1,050
Chase Mortgage Finance Trust
2.621% due 02/25/2037	198	202
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	56	54
Citigroup Global Markets Mortgage Securities, Inc.
0.694% due 05/25/2032	9	9
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	282	285
2.708% due 08/25/2035	163	162
2.905% due 09/25/2037 ^	1,475	1,338
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^	1,702	1,475
Countrywide Alternative Loan Trust
0.384% due 09/25/2046 ^	1,227	1,070
0.404% due 07/25/2046 ^	60	49
0.544% due 05/25/2037 ^	355	219
1.643% due 11/25/2035	264	216
2.183% due 11/25/2035	203	171
2.603% due 02/25/2037 ^	662	594
5.250% due 06/25/2035 ^	134	123
6.000% due 01/25/2037 ^	710	610
6.250% due 08/25/2037 ^	162	139
Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035	1,629	1,281
0.524% due 02/25/2035	260	242
0.954% due 09/25/2034	16	14
2.448% due 11/25/2034	151	143
2.530% due 11/25/2035 ^	28	24
2.560% due 04/20/2035	41	41
2.745% due 11/19/2033	8	8
2.766% due 08/25/2034 ^	37	33
Credit Suisse First Boston Mortgage Securities Corp.
1.344% due 03/25/2034 ^	96	93
2.285% due 07/25/2033	25	25
2.580% due 08/25/2033	101	102
6.500% due 04/25/2033	25	26
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	4,700	70
1.528% due 11/10/2046 (a)	8,817	155
Extended Stay America Trust
1.213% due 12/05/2031 (a)	8,000	30
First Horizon Mortgage Pass-Through Trust
2.726% due 08/25/2035	154	138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Motors Acceptance Corp.
7.430% due 12/01/2021	$5	$5
GMAC Mortgage Corp. Loan Trust
3.045% due 06/25/2034	21	21
GreenPoint Mortgage Funding Trust
0.374% due 01/25/2037	305	246
0.394% due 10/25/2046	1,294	910
0.404% due 04/25/2036	339	257
Greenpoint Mortgage Pass-Through Certificates
2.855% due 10/25/2033	16	16
GS Mortgage Securities Corp.
2.499% due 11/10/2045 (a)	5,573	580
GSR Mortgage Loan Trust
1.860% due 03/25/2033	55	54
2.702% due 09/25/2035	106	106
HarborView Mortgage Loan Trust
0.396% due 07/19/2046	1,499	899
0.406% due 09/19/2037	551	444
1.049% due 12/19/2036 ^	540	454
2.583% due 05/19/2033	120	119
2.682% due 07/19/2035	50	45
IndyMac Mortgage Loan Trust
0.384% due 09/25/2046	1,186	1,018
0.394% due 11/25/2046	1,405	1,003
2.551% due 12/25/2034	56	53
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.416% due 12/15/2047 (a)	19,222	1,216
JPMorgan Mortgage Trust
1.993% due 11/25/2033	73	73
4.740% due 11/25/2035	73	70
Luminent Mortgage Trust
0.364% due 12/25/2036	2,001	1,617
MASTR Alternative Loan Trust
0.594% due 03/25/2036	190	47
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030	201	193
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036	68	63
0.444% due 08/25/2036	55	53
1.673% due 10/25/2035	442	431
2.182% due 02/25/2033	82	79
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.073% due 08/12/2049	2,700	2,867
Morgan Stanley Bank of America Merrill Lynch Trust
1.560% due 05/15/2046 (a)	14,239	906
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2047	571	326
0.424% due 05/25/2037 ^	179	45
Residential Asset Securitization Trust
0.644% due 12/25/2036 ^	229	67
6.250% due 10/25/2036 ^	744	624
6.500% due 08/25/2036 ^	582	390
Residential Funding Mortgage Securities, Inc. Trust
3.161% due 09/25/2035 ^	110	88
6.500% due 03/25/2032	11	12
Sequoia Mortgage Trust
0.566% due 07/20/2033	324	307
0.916% due 10/19/2026	112	110
2.672% due 04/20/2035	1,169	1,215
Structured Adjustable Rate Mortgage Loan Trust
2.485% due 12/25/2035	1,820	1,451
2.513% due 04/25/2034	192	193
2.560% due 02/25/2034	89	89
2.737% due 09/25/2034	205	204

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	137

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.384% due 07/25/2046	$321	$256
0.404% due 05/25/2046	512	406
0.466% due 07/19/2035	1,110	967
0.796% due 07/19/2034	91	90
Thornburg Mortgage Securities Trust
1.444% due 06/25/2047 ^	767	685
2.096% due 06/25/2037	1,733	1,662
5.750% due 06/25/2037	1,292	1,279
UBS-Barclays Commercial Mortgage Trust
1.975% due 12/10/2045 (a)	13,673	1,248
UBS-Citigroup Commercial Mortgage Trust
2.638% due 01/10/2045 (a)	5,685	475
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 07/25/2045	495	466
0.504% due 01/25/2045	275	261
2.155% due 03/25/2033	292	293
2.159% due 09/25/2046	1,955	1,794
2.159% due 10/25/2046	64	60
2.159% due 11/25/2046	539	488
2.433% due 03/25/2034	223	224
2.443% due 03/25/2035	284	284
2.450% due 04/25/2035	1,576	1,555
2.506% due 08/25/2034	388	388
2.560% due 06/25/2033	53	54
5.884% due 08/25/2046 ^	1,157	1,070
Washington Mutual Mortgage Pass-Through Certificates Trust
0.644% due 04/25/2035	1,728	1,310
0.969% due 04/25/2047 ^	231	29
1.139% due 07/25/2046 ^	310	199
Wells Fargo Mortgage-Backed Securities Trust
2.670% due 06/25/2035	701	719
2.680% due 06/25/2035	379	377
Wells Fargo-RBS Commercial Mortgage Trust
1.616% due 03/15/2045 (a)	15,222	965

		55,135

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	400	577

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.174% due 01/16/2018	9,000	202

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
0.394% due 10/27/2037	$4,373	4,350
0.624% due 11/25/2040	1,315	1,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.644% due 11/25/2040	$2,083	$2,099
0.694% due 10/25/2040 - 12/25/2040	2,429	2,448
2.004% due 12/01/2034	177	187
2.398% due 03/01/2024	4	5
2.409% due 05/01/2035	67	71
2.446% due 11/01/2023	3	3
2.552% due 11/01/2034	1,206	1,286
3.000% due 11/01/2045	1,000	1,012
3.490% due 12/01/2020	917	983
3.730% due 01/01/2018	1,000	1,040
4.000% due 10/01/2045	1,000	1,067
5.090% due 09/01/2041	475	550
6.500% due 11/01/2036	360	394
Freddie Mac
0.807% due 12/15/2037 - 07/15/2040	1,061	1,071
1.012% due 09/25/2022 (a)	5,184	258
1.167% due 11/25/2022 (a)	6,103	366
1.383% due 10/25/2044	1,709	1,768
1.458% due 08/25/2019 (a)	8,301	371
1.556% due 11/25/2019 (a)	7,560	377
2.395% due 04/01/2037	44	47
2.457% due 02/01/2029	75	79
2.487% due 05/01/2023	14	15
6.000% due 12/15/2024	51	58
7.400% due 02/01/2021	14	14
Ginnie Mae
0.809% due 02/16/2030	75	76
1.625% due 07/20/2022 - 12/20/2026	84	87
1.750% due 05/20/2022 - 05/20/2030	123	127
2.000% due 04/20/2030 - 05/20/2030	25	25
6.000% due 08/20/2034	5,370	6,165
NCUA Guaranteed Notes
0.573% due 11/06/2017	7,864	7,878
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,137

		40,735

U.S. TREASURY OBLIGATIONS 13.2%
U.S. Treasury Bonds
1.750% due 05/15/2023 (j)	100	99
2.750% due 08/15/2042 (j)	400	391
2.750% due 11/15/2042 (j)	900	877
2.875% due 08/15/2045	2,100	2,101
3.000% due 05/15/2045	200	205
3.125% due 11/15/2041	5,100	5,383
4.250% due 05/15/2039 (j)	100	126
4.375% due 05/15/2040	1,900	2,441
5.250% due 02/15/2029 (j)	1,100	1,478
5.500% due 08/15/2028	8,400	11,458
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)	1,687	1,647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 07/15/2022 (h)	$10,170	$9,934
0.125% due 01/15/2023 (f)(h)	19,747	19,070
0.125% due 07/15/2024 (h)	2,412	2,306
0.250% due 01/15/2025 (f)	16,323	15,671
1.375% due 01/15/2020 (h)	773	811
1.375% due 02/15/2044	205	208
2.375% due 01/15/2027	1,065	1,249
U.S. Treasury Notes
2.000% due 10/31/2021 (j)	400	408

		75,863

Total United States (Cost $205,118)		205,661

SHORT-TERM INSTRUMENTS 1.5%

CERTIFICATES OF DEPOSIT 0.9%
Intesa Sanpaolo SpA
1.666% due 04/11/2016	$5,000	5,008

COMMERCIAL PAPER 0.3%
Tesco Treasury Services PLC
2.250% due 10/09/2015	1,500	1,499

REPURCHASE AGREEMENTS (e) 0.2%
		1,033

U.S. TREASURY BILLS 0.1%
0.088% due 01/14/2016 - 02/04/2016 (b)(j)	791	791

Total Short-Term Instruments (Cost $8,323)		8,331

Total Investments in Securities (Cost $632,660)		614,846

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	226,310	2,244

Total Short-Term Instruments (Cost $2,244)		2,244

Total Investments in Affiliates (Cost $2,244)		2,244

Total Investments 107.5% (Cost $634,904)		$617,090

Financial Derivative Instruments (g)(i) 0.8% (Cost or Premiums, net $(1,003))		4,366

Other Assets and Liabilities, net (8.3%)		(47,315)

Net Assets 100.0%		$574,141

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,033	U.S. Treasury Notes 0.625% due 02/15/2017	$(1,058)	$1,033	$1,033

Total Repurchase Agreements						$(1,058)	$1,033	$1,033

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	1.050%	09/29/2015	10/06/2015	$ (3,667)	$(3,667)
MBC	0.710%	07/23/2015	10/23/2015	GBP (5,081)	(7,697)

Total Reverse Repurchase Agreements					$(11,364)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	(0.140%)	07/16/2015	10/08/2015	EUR (18,144)	$(20,272)
	(0.100%)	09/30/2015	11/05/2015	(8,219)	(9,211)
	0.350%	08/10/2015	10/09/2015	$ (2,011)	(2,013)

Total Sale-Buyback Transactions					$(31,496)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $42,568 at a weighted average interest rate of 0.120%.
(3)	Payable for sale-buyback transactions includes $34 of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	11/01/2045	$ 500	$(517)	$(521)
Fannie Mae	4.000%	10/01/2045	7,000	(7,430)	(7,468)
Fannie Mae	4.000%	11/01/2045	5,000	(5,324)	(5,325)
Fannie Mae	4.500%	10/01/2045	38,400	(41,542)	(41,640)

Total Short Sales				$(54,813)	$(54,954)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $43,191 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
GRE	$0	$(3,667)	$0	$(3,667)	$3,676	$9
MBC	0	(7,697)	0	(7,697)	7,661	(36)
SSB	1,033	0	0	1,033	(1,058)	(25)

Master Securities Forward Transaction Agreement
MSC	0	0	(31,496)	(31,496)	31,416	(80)

Total Borrowings and Other Financing Transactions	$1,033	$(11,364)	$(31,496)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	139

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(7,697)	$0	$0	$(7,697)
U.S. Treasury Obligations	0	(3,667)	0	0	(3,667)

Total	$0	$(11,364)	$0	$0	$(11,364)

Sale-Buyback Transactions
Sovereign Issues	0	(20,272)	(9,211)	0	(29,483)
U.S. Treasury Obligations	0	(2,013)	0	0	(2,013)

Total	$0	$(22,285)	$(9,211)	$0	$(31,496)

Total Borrowings	$0	$(33,649)	$(9,211)	$0	$(42,860)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(42,860)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	700	$6	$5
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	450	4	7
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	500	4	7

Total Purchased Options				$14	$19

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month Euribor March Futures	Short	03/2016	16	$(26)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	4	(5)	0	0
Australia Government 10-Year Bond December Futures	Short	12/2015	16	(11)	2	(12)
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	39	2	2	0
Canada Government 10-Year Bond December Futures	Short	12/2015	91	105	19	(13)
Euro-Bobl December Futures	Long	12/2015	537	191	12	(6)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	18	8	22	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	63	105	15	0
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	27	99	12	0
Japan Government 10-Year Bond December Futures	Short	12/2015	7	4	4	0
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	248	0	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	48	11	1	0
U.S. Treasury 5-Year Note December Futures	Long	12/2015	704	490	0	(22)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	1,661	2,223	0	(130)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	103	210	0	(71)
United Kingdom Long Gilt December Futures	Long	12/2015	60	94	23	(11)

Total Futures Contracts				$3,500	$112	$(265)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Variation Margin
							Asset	Liability
CDX.IG-24 5-Year Index	(1.000%)	06/20/2020	$	13,600	$(72)	$131	$0	$0
iTraxx Europe 23 5-Year Index	(1.000%)	06/20/2020	EUR	27,200	(225)	62	0	(7)

					$(297)	$193	$0	$(7)

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$200	$0	$1	$1	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month SEK-LIBOR	1.080%	01/26/2025	SEK	3,400	$(4)	$(4)	$0	$0
Pay	3-Month SEK-LIBOR	1.085%	01/26/2025		4,000	(5)	(5)	0	(1)
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$	1,700	(53)	(47)	1	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2025		19,700	(770)	(661)	20	0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		326,900	(1,626)	(1,205)	50	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		156,100	(4,943)	(5,953)	76	0
Receive	3-Month USD-LIBOR	2.300%	01/13/2023		8,200	(268)	(235)	7	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		15,100	(608)	(800)	10	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2035		100	1	8	0	0
Pay	3-Month USD-LIBOR	2.750%	12/16/2045		4,200	168	212	0	(13)
Receive	6-Month EUR-EURIBOR	0.150%	03/16/2018	EUR	11,900	(16)	(18)	0	(4)
Pay	6-Month EUR-EURIBOR	0.493%	03/16/2021		19,900	55	55	17	0
Pay	6-Month EUR-EURIBOR	1.000%	03/16/2026		2,700	(16)	15	6	0
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		17,200	277	(564)	0	(87)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018	GBP	10,900	(133)	(36)	0	(4)
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018		25,900	(362)	(388)	0	(15)
Pay	6-Month GBP-LIBOR	1.750%	03/16/2021		12,300	186	88	29	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		3,200	(44)	(90)	0	(20)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		8,100	(445)	(378)	0	(143)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	JPY	8,870,000	56	30	0	(1)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021		4,850,000	(602)	(242)	17	0
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035		260,000	57	14	0	(5)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044		1,160,000	(379)	(22)	23	0
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	200,600	59	31	3	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		79,700	(20)	19	10	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		197,000	159	81	39	0

						$(9,276)	$(10,095)	$308	$(293)

Total Swap Agreements						$(9,573)	$(9,901)	$309	$(300)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $7,437 and cash of $11,383 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability (5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$19	$112	$309	$440	$0	$(265)	$(301)	$(566)

(5)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	141

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	359	$		98	$8	$0
	10/2015		INR	26,454			411	8	0
	10/2015		KRW	2,638,215			2,222	0	(2)
	10/2015	$		90		BRL	359	0	0
	11/2015			905		EUR	805	0	(5)
	04/2016		DKK	106,550	$		15,752	0	(281)

BPS	10/2015	$		2,386		TWD	77,433	0	(43)
	11/2015			2,686		CNY	17,343	33	0
	12/2015		MXN	64,095	$		3,766	0	(2)
	09/2016		CNY	17,343			2,624	0	(25)

BRC	10/2015	$		1,895		CAD	2,500	0	(22)
	10/2015			2,706		KRW	3,206,023	2	(5)
	10/2015			757		MYR	3,189	0	(31)
	10/2015			91		RUB	6,365	6	0
	09/2016		CNY	4,709	$		708	0	(12)

CBK	10/2015	$		2,984		SGD	4,276	20	0
	11/2015		EUR	12,247	$		13,693	42	(42)
	11/2015	$		1,479		BRL	6,097	42	0
	11/2015			2,888		DKK	19,675	62	0
	11/2015			12,539		EUR	11,394	203	(2)
	11/2015			6,458		INR	420,122	0	(98)
	12/2015		SGD	4,276	$		2,975	0	(23)
	05/2016		BRL	12,392			3,549	629	0
	09/2016		CNY	2,355			354	0	(6)

DUB	10/2015		BRL	40,315			10,159	5	(15)
	10/2015	$		10,252		BRL	40,315	74	(156)
	11/2015		BRL	28,132	$		6,951	0	(67)
	11/2015	$		3,086		BRL	12,343	0	(7)
	12/2015		MXN	31,011	$		1,830	7	0
	12/2015	$		664		MXN	11,278	0	(1)
	04/2016		BRL	13,778	$		4,048	775	0

FBF	10/2015			2,056			496	0	(22)
	10/2015		JPY	218,300			1,820	0	0
	10/2015		MYR	4,070			1,041	114	0
	10/2015		SGD	2,047			1,455	17	0
	10/2015	$		518		BRL	2,056	1	0
	11/2015		CNY	5,952	$		918	0	(14)
	12/2015	$		2,254		MXN	38,849	30	0

GLM	10/2015		BRL	30,762	$		9,877	2,118	0
	10/2015	$		7,743		BRL	30,762	16	0
	10/2015			1,580		INR	103,917	1	0
	10/2015			41,073		JPY	4,905,652	7	(187)
	11/2015		CNY	5,117	$		780	0	(21)
	11/2015		EUR	2,617			2,997	71	0
	11/2015		SEK	12,675			1,452	0	(64)
	11/2015	$		4,047		EUR	3,608	2	(14)
	04/2016		BRL	15,265	$		4,557	931	0

HUS	10/2015			1,613			447	40	0
	10/2015		KRW	575,508			482	0	(3)
	10/2015		NZD	11,019			7,095	50	0
	10/2015		THB	3,544			100	2	0
	10/2015		TWD	128,599			3,963	72	0
	10/2015	$		406		BRL	1,613	1	0
	10/2015			17,276		GBP	10,992	0	(648)
	10/2015			819		KRW	969,314	1	(4)
	10/2015			376		TWD	12,209	0	(6)
	11/2015			2,258		CNY	14,516	14	0
	11/2015			4,686		EUR	4,141	0	(56)
	04/2016		DKK	31,175	$		4,614	0	(77)
	09/2016		CNY	2,354			354	0	(6)

JPM	10/2015		AUD	5,063			3,544	0	(10)
	10/2015		BRL	14,400			3,658	33	(7)
	10/2015		DKK	2,067			315	6	0
	10/2015		KRW	5,405,792			4,625	68	0

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		MYR	12,123	$		2,972	$211	$0
	10/2015		NZD	3,278			2,082	0	(14)
	10/2015		SGD	1,453			1,052	31	0
	10/2015		TWD	49,656			1,519	16	0
	10/2015	$		3,478		BRL	14,400	155	0
	10/2015			5,811		DKK	38,430	2	(58)
	10/2015			692		KRW	822,580	1	0
	10/2015			2,118		NZD	3,373	39	0
	10/2015			1,254		SGD	1,778	0	(5)
	10/2015			1,352		THB	49,108	0	0
	11/2015			5,020		CNY	32,417	61	0
	11/2015			303		EUR	269	0	(2)
	01/2016		BRL	13,846	$		4,700	1,318	0
	01/2016		DKK	6,279			960	17	0
	04/2016			12,783			1,897	0	(27)
	09/2016		CNY	32,417			4,904	0	(47)
	10/2016		DKK	38,430			5,873	60	(2)

MSB	10/2015		AUD	15,169			10,814	167	0
	10/2015		JPY	4,793,152			39,910	0	(45)
	10/2015		RUB	6,575			101	0	0
	10/2015	$		14,124		AUD	20,232	77	0
	10/2015			307		GBP	200	0	(4)
	10/2015			1,120		INR	73,606	0	0
	11/2015		AUD	20,232	$		14,099	0	(77)
	11/2015	$		39,926		JPY	4,793,152	44	0
	01/2016		DKK	10,282	$		1,573	30	0

SCX	10/2015		MYR	1,417			335	12	0
	10/2015		SGD	2,553			1,850	56	0
	10/2015	$		6,230		NZD	9,860	73	0
	11/2015		CNY	53,206	$		8,176	0	(163)
	11/2015		NZD	9,860			6,215	0	(73)
	11/2015	$		8,986		EUR	8,000	0	(41)

UAG	10/2015		BRL	6,300	$		2,444	855	0
	10/2015		CAD	1,608			1,213	9	0
	10/2015		DKK	2,094			319	6	0
	10/2015		GBP	11,192			17,014	84	0
	10/2015		MYR	14,815			3,505	131	0
	10/2015		PLN	2,119			553	0	(4)
	10/2015		THB	154,577			4,331	75	0
	10/2015		TWD	9,449			292	6	0
	10/2015	$		1,586		BRL	6,300	3	0
	10/2015			881		JPY	105,800	0	0
	10/2015			988		MYR	4,083	0	(58)
	10/2015			690		NZD	1,064	0	(10)
	11/2015		AUD	2,693	$		1,891	4	0
	11/2015	$		6,529		EUR	5,688	0	(169)
	11/2015			17,011		GBP	11,192	0	(84)
	09/2016		CNY	14,516	$		2,196	0	(21)

Total Forward Foreign Currency Contracts								$9,054	$(2,888)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC EUR versus USD		$1.090	12/04/2015	EUR 5,900	$95	$51

FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015	$3,100	67	43

GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015	3,100	27	0

						$189	$94

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	13,800	$226	$159

Total Purchased Options								$415	$253

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	143

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	13,200	$(15)	$(7)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900%	12/16/2015		13,200	(51)	(92)

JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650%	12/16/2015		15,200	(29)	(7)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	12/16/2015		15,200	(49)	(111)

							$(144)	$(217)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015	$2,950	$(18)	$(2)

CBK	Put - OTC EUR versus USD		$1.050	12/04/2015	EUR 5,900	(37)	(14)
	Call - OTC EUR versus USD		1.154	12/04/2015	5,900	(57)	(38)

FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015	$3,100	(33)	(21)

GLM	Call - OTC USD versus BRL		3.150	06/21/2016	6,000	(206)	(1,613)
	Put - OTC USD versus MXN	MXN	15.750	10/08/2015	3,100	(10)	0
	Put - OTC USD versus MXN		15.900	10/08/2015	3,100	(16)	0

HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	2,000	(22)	(17)

JPM	Call - OTC USD versus CNY		6.600	02/05/2016	1,770	(20)	(15)

UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015	3,500	(20)	(3)

						$(439)	$(1,723)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$	2,000	$(26)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	8,900	$(33)	$(4)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400%	04/29/2016		8,900	(77)	(226)

GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015		5,500	(225)	(219)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700%	12/10/2015	GBP	3,900	(28)	(42)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/10/2015		3,900	(26)	(13)

								$(389)	$(504)

Total Written Options								$(998)	$(2,446)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in NZD	Premiums
Balance at Beginning of Period	$159,830	AUD 0	EUR 12,920	GBP 0	NZD 0	$(3,576)
Sales	72,050	10,200	138,700	42,800	15,600	(1,293)
Closing Buys	(64,060)	0	(30,300)	(12,700)	(15,600)	1,606
Expirations	(118,200)	(10,200)	(25,710)	(17,500)	0	1,592
Exercised	(22,100)	0	(3,710)	(4,800)	0	673

Balance at End of Period	$27,520	AUD 0	EUR 91,900	GBP 7,800	NZD 0	$(998)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON AND CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Time Warner, Inc.	(1.050%	)	03/20/2016	0.073%	$ 1,500	$0	$(7)	$0	$(7)
	UBS AG	(1.000%	)	03/20/2017	1.108%	1,900	2	0	2	0

DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.051%	500	(10)	4	0	(6)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.118%	200	2	(6)	0	(4)

GST	Temple-Inland, Inc.	(6.680%	)	03/20/2016	0.049%	3,500	0	(117)	0	(117)

JPM	Ally Financial, Inc.	(5.000%	)	06/20/2018	1.632%	900	(75)	(2)	0	(77)
	SABMiller PLC	(1.000%	)	03/20/2020	0.609%	EUR 150	(5)	2	0	(3)

MYC	SABMiller PLC	(1.000%	)	03/20/2020	0.609%	1,600	(48)	16	0	(32)

							$(134)	$(110)	$2	$(246)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Brazil Government International Bond	1.000%		09/20/2019	4.686%	$	1,100	$(31)	$(112)	$0	$(143)
	France Government International Bond	0.250%		03/20/2020	0.237%		1,800	(14)	15	1	0

BRC	France Government International Bond	0.250%		03/20/2020	0.237%		1,500	(11)	12	1	0
	Russia Government International Bond	1.000%		09/20/2016	2.424%		1,200	(16)	0	0	(16)

CBK	Brazil Government International Bond	1.000%		03/20/2019	4.615%		600	(25)	(43)	0	(68)
	France Government International Bond	0.250%		03/20/2020	0.237%		1,400	(13)	14	1	0
	France Government International Bond	0.250%		06/20/2020	0.256%		300	(2)	2	0	0

DUB	Brazil Government International Bond	1.000%		03/20/2019	4.615%		3,800	(162)	(270)	0	(432)

GST	Brazil Government International Bond	1.000%		03/20/2019	4.615%		300	(13)	(21)	0	(34)
	France Government International Bond	0.250%		03/20/2020	0.237%		6,900	(61)	65	4	0
	France Government International Bond	0.250%		06/20/2020	0.256%		600	(3)	3	0	0
	Greece Government International Bond	1.000%		12/20/2015	36.531%	EUR	100	(29)	15	0	(14)
	Greece Government International Bond	1.000%		12/20/2015	37.167%	$	500	(37)	(27)	0	(64)
	Greece Government International Bond	1.000%		03/20/2016	31.477%		1,100	(264)	66	0	(198)
	Springleaf Finance Corp.	(5.000%	)	12/20/2017	1.869%		5,000	(396)	50	0	(346)

HUS	Brazil Government International Bond	1.000%		09/20/2019	4.686%		600	(17)	(61)	0	(78)
	France Government International Bond	0.250%		03/20/2020	0.237%		600	(4)	4	0	0
	Russia Government International Bond	1.000%		09/20/2016	2.424%		1,200	(14)	(2)	0	(16)

JPM	France Government International Bond	0.250%		03/20/2020	0.237%		2,500	(19)	21	2	0
	France Government International Bond	0.250%		06/20/2020	0.256%		600	(3)	3	0	0

MYC	Brazil Government International Bond	1.000%		06/20/2019	4.653%		200	(5)	(20)	0	(25)
	Brazil Government International Bond	1.000%		09/20/2019	4.686%		1,300	(38)	(131)	0	(169)
	France Government International Bond	0.250%		03/20/2020	0.237%		1,100	(8)	9	1	0

								$(1,185)	$(408)	$10	$(1,603)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
									Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	2,250	$79	$(10)	$69	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on , corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	145

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	6,800	$7,513	$25	$157	$182	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		2,050	2,236	2	83	85	0

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		23,400	25,553	323	605	928	0

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		22,000	24,640	83	173	256	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		5,340	5,821	110	117	227	0

DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		18,500	20,592	242	101	343	0

GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	300	316	8	(15)	0	(7)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	2,200	2,464	8	19	27	0

							$801	$1,240	$2,048	$(7)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	500	$3	$44	$47	$0

CBK	Pay	1-Month GBP-UKRPI	3.495%	05/15/2045		300	0	20	20	0

DUB	Pay	1-Month GBP-UKRPI	3.503%	05/15/2045		200	0	14	14	0

GLM	Pay	1-Month GBP-UKRPI	3.310%	05/15/2030		600	0	24	24	0
	Pay	1-Month GBP-UKRPI	3.311%	05/15/2030		500	0	21	21	0
	Pay	1-Month GBP-UKRPI	3.313%	05/15/2030		400	0	17	17	0
	Pay	1-Month GBP-UKRPI	3.543%	05/15/2045		400	1	39	40	0

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	14,000	(2)	(25)	0	(27)

MYC	Pay	1-Month GBP-UKRPI	3.535%	05/15/2045	GBP	600	3	53	56	0

							$5	$207	$239	$(27)

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$	15	$0	$5	$5	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450%	08/16/2016		7	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650%	08/16/2016		7	0	4	4	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700%	08/16/2016		9	0	5	5	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800%	08/16/2016		5	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000%	08/16/2016		7	0	6	6	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250%	08/16/2016		7	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450%	08/16/2016		7	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550%	08/16/2016		15	0	7	7	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900%	08/16/2016		9	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200%	08/16/2016		12	0	(6)	0	(6)

							$0	$34	$42	$(8)

Total Swap Agreements							$(434)	$953	$2,410	$(1,891)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $3,007 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$16	$0	$315	$331	$(288)	$0	$(143)	$(431)	$(100)	$378	$278
BPS	33	0	928	961	(70)	(99)	0	(169)	792	(410)	382
BRC	8	0	3	11	(70)	(232)	(23)	(325)	(314)	295	(19)
CBK	998	51	573	1,622	(171)	(54)	(68)	(293)	1,329	(1,640)	(311)
DUB	861	0	399	1,260	(246)	0	(450)	(696)	564	(800)	(236)
FBF	162	43	0	205	(36)	(21)	0	(57)	148	(120)	28
GLM	3,146	159	129	3,434	(286)	(1,832)	(7)	(2,125)	1,309	(1,450)	(141)
GST	0	0	4	4	0	0	(773)	(773)	(769)	845	76
HUS	180	0	0	180	(800)	(17)	(94)	(911)	(731)	673	(58)
JPM	2,018	0	2	2,020	(172)	(188)	(107)	(467)	1,553	(1,730)	(177)
MSB	318	0	0	318	(126)	0	0	(126)	192	0	192
MYC	0	0	57	57	0	0	(226)	(226)	(169)	254	85
SCX	141	0	0	141	(277)	0	0	(277)	(136)	562	426
UAG	1,173	0	0	1,173	(346)	(3)	0	(349)	824	(900)	(76)

Total Over the Counter	$9,054	$253	$2,410	$11,717	$(2,888)	$(2,446)	$(1,891)	$(7,225)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	112	112
Swap Agreements	0	1	0	0	308	309

	$0	$1	$0	$0	$439	$440

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	147

Schedule of Investments PIMCO Global Bond Fund (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,054	$0	$9,054
Purchased Options	0	0	0	94	159	253
Swap Agreements	0	81	0	2,090	239	2,410

	$0	$81	$0	$11,238	$398	$11,717

	$0	$82	$0	$11,238	$837	$12,157

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$265	$265
Swap Agreements	0	7	0	0	294	301

	$0	$7	$0	$0	$559	$566

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,888	$0	$2,888
Written Options	0	217	0	1,723	506	2,446
Swap Agreements	0	1,849	0	15	27	1,891

	$0	$2,066	$0	$4,626	$533	$7225

	$0	$2,073	$0	$4,626	$1,092	$7,791

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(6)	$(6)
Futures	0	0	0	0	(1,058)	(1,058)
Swap Agreements	0	(478)	0	0	6,170	5,692

	$0	$(478)	$0	$0	$5,106	$4,628

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,199	$0	$2,199
Purchased Options	0	(10)	0	196	(1,087)	(901)
Written Options	0	46	0	1,334	1,324	2,704
Swap Agreements	0	(149)	0	(8,091)	75	(8,165)

	$0	$(113)	$0	$(4,362)	$312	$(4,163)

	$0	$(591)	$0	$(4,362)	$5,418	$465

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	2,134	2,134
Swap Agreements	0	541	0	0	(9,878)	(9,337)

	$0	$541	$0	$0	$(7,739)	$(7,198)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,722)	$0	$(1,722)
Purchased Options	0	0	0	(37)	558	521
Written Options	0	(92)	0	1,619	(27)	1,500
Swap Agreements	0	211	0	11,690	198	12,099

	$0	$119	$0	$11,550	$729	$12,398

	$0	$660	$0	$11,550	$(7,010)	$5,200

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$3,568	$0	$3,568
Sovereign Issues	0	2,291	0	2,291
Brazil
Corporate Bonds & Notes	0	4,039	0	4,039
Sovereign Issues	0	8,840	0	8,840
Canada
Mortgage-Backed Securities	0	1,389	0	1,389
Sovereign Issues	0	8,444	0	8,444
Cayman Islands
Asset-Backed Securities	0	158	0	158
Convertible Bonds & Notes	0	696	0	696
China
Sovereign Issues	0	304	0	304
Denmark
Corporate Bonds & Notes	0	33,141	0	33,141
France
Sovereign Issues	0	45,480	0	45,480
Germany
Corporate Bonds & Notes	0	3,033	0	3,033
Sovereign Issues	0	4,168	0	4,168
Greece
Corporate Bonds & Notes	0	2,933	0	2,933
Ireland
Asset-Backed Securities	0	427	0	427
Corporate Bonds & Notes	0	4,811	0	4,811
Italy
Corporate Bonds & Notes	0	5,363	0	5,363
Mortgage-Backed Securities	0	4,754	0	4,754
Sovereign Issues	0	54,822	0	54,822
Japan
Corporate Bonds & Notes	0	796	0	796
Sovereign Issues	0	84,303	0	84,303
Luxembourg
Asset-Backed Securities	0	538	0	538
Mexico
Sovereign Issues	0	1,902	0	1,902
Netherlands
Asset-Backed Securities	0	476	0	476
Corporate Bonds & Notes	0	7,609	0	7,609
Norway
Corporate Bonds & Notes	0	3,309	0	3,309
Poland
Sovereign Issues	0	27	0	27
Portugal
Corporate Bonds & Notes	0	2,182	0	2,182
Slovenia
Sovereign Issues	0	18,605	0	18,605
Spain
Corporate Bonds & Notes	0	972	0	972
Sovereign Issues	0	29,347	0	29,347

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Supranational
Corporate Bonds & Notes	$0	$6,641	$0	$6,641
Sweden
Corporate Bonds & Notes	0	3,696	0	3,696
Sovereign Issues	0	1,367	0	1,367
Switzerland
Corporate Bonds & Notes	0	3,951	0	3,951
United Kingdom
Corporate Bonds & Notes	0	16,611	0	16,611
Mortgage-Backed Securities	0	1,339	0	1,339
Sovereign Issues	0	28,522	0	28,522
United States
Asset-Backed Securities	0	8,726	0	8,726
Bank Loan Obligations	0	1,294	0	1,294
Corporate Bonds & Notes	0	23,129	0	23,129
Mortgage-Backed Securities	0	55,130	5	55,135
Municipal Bonds & Notes	0	577	0	577
Preferred Securities	202	0	0	202
U.S. Government Agencies	0	40,721	14	40,735
U.S. Treasury Obligations	0	75,863	0	75,863
Short-Term Instruments
Certificates of Deposit	0	5,008	0	5,008
Commercial Paper	0	1,499	0	1,499
Repurchase Agreements	0	1,033	0	1,033
U.S. Treasury Bills	0	791	0	791
	$202	$614,625	$19	$614,846

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,244	$0	$0	$2,244

Total Investments	$2,446	$614,625	$19	$617,090

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(54,954)	$0	$(54,954)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	112	328	0	440
Over the counter	0	11,717	0	11,717
	$112	$12,045	$0	$12,157

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(265)	(300)	0	(565)
Over the counter	0	(7,225)	0	(7,225)
	$(265)	$(7,525)	$0	$(7,790)

Totals	$2,293	$564,191	$19	$566,503

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	149

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.6%

AUSTRALIA 0.1%

MORTGAGE-BACKED SECURITIES 0.1%
Puma Global Trust
0.473% due 02/21/2038		$71	$71
Swan Trust
3.350% due 04/25/2041	AUD	287	203
Torrens Trust
2.470% due 10/19/2038		94	66

Total Australia (Cost $419)			340

BRAZIL 2.0%

CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV
3.214% due 03/17/2020		$1,700	1,169
3.250% due 03/17/2017		900	796

			1,965

SOVEREIGN ISSUES 1.7%
Banco Nacional de Desenvolvimento Economico e Social
5.750% due 09/26/2023		700	584
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	11,800	2,877
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		12,700	2,596
10.000% due 01/01/2025		22,600	4,177

			10,234

Total Brazil (Cost $17,763)			12,199

CANADA 1.9%

CORPORATE BONDS & NOTES 0.1%
Caisse Centrale Desjardins
2.550% due 03/24/2017		$500	505

MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.044% due 07/01/2020	CAD	1,672	1,243

SOVEREIGN ISSUES 1.6%
Province of British Columbia
4.300% due 06/18/2042		100	89
Province of Ontario
2.100% due 09/08/2018		700	540
2.450% due 06/29/2022		$500	507
3.150% due 06/02/2022	CAD	3,300	2,662
3.450% due 06/02/2045		1,200	922
3.500% due 06/02/2024		3,100	2,544
4.000% due 10/07/2019		$400	437
Province of Quebec
2.750% due 08/25/2021		700	725
4.250% due 12/01/2021	CAD	700	599
5.125% due 11/14/2016		$300	315

			9,340

Total Canada (Cost $12,662)			11,088

CAYMAN ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.3%
Four Corners CLO Ltd.
0.565% due 01/26/2020		$480	477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHA Credit Partners Ltd.
1.531% due 05/15/2023		$1,300	$1,301

			1,778

CONVERTIBLE BONDS & NOTES 0.1%
NB Finance Ltd.
3.500% due 12/06/2015		600	597

Total Cayman Islands (Cost $2,374)			2,375

CHINA 0.2%

CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	900

Total China (Cost $899)			900

DENMARK 7.4%

CORPORATE BONDS & NOTES 7.4%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	35,300	5,330
1.000% due 10/01/2016		128,200	19,389
2.000% due 10/01/2015		80,800	12,101
3.000% due 10/01/2047		26,000	3,848
Realkredit Danmark A/S
2.000% due 01/01/2016		11,300	1,702
3.000% due 10/01/2047		10,100	1,496

Total Denmark (Cost $44,300)			43,866

FRANCE 6.1%

SOVEREIGN ISSUES 6.1%
France Government International Bond
1.000% due 05/25/2018	EUR	20,200	23,238
2.500% due 05/25/2030		300	384
3.250% due 05/25/2045		4,600	6,730
4.000% due 10/25/2038		1,300	2,075
4.500% due 04/25/2041		2,200	3,833

Total France (Cost $39,299)			36,260

GERMANY 1.2%

CORPORATE BONDS & NOTES 0.7%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	576
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		300	227
5.375% due 04/23/2024	NZD	1,400	994
5.500% due 03/29/2022	AUD	1,100	890
7.000% due 05/10/2017	NZD	200	136
Symrise AG
4.125% due 10/25/2017	EUR	1,100	1,309

			4,132

SOVEREIGN ISSUES 0.5%
Republic of Germany
0.100% due 04/15/2023 (c)		620	726
4.250% due 07/04/2039		1,300	2,354

			3,080

Total Germany (Cost $8,111)			7,212

GREECE 0.3%

CORPORATE BONDS & NOTES 0.3%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,700	1,758

Total Greece (Cost $2,317)			1,758

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 1.2%

ASSET-BACKED SECURITIES 0.0%
Mercator CLO PLC
0.210% due 02/18/2024	EUR	176	$195

CORPORATE BONDS & NOTES 1.2%
Depfa ACS Bank
3.875% due 11/14/2016		2,000	2,328
4.875% due 05/21/2019		400	521
5.125% due 03/16/2037		$1,150	1,464
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,780

			7,093

Total Ireland (Cost $7,577)			7,288

ITALY 10.9%

CORPORATE BONDS & NOTES 1.5%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,600	3,179
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		1,530	1,893
Banco Popolare SC
3.500% due 03/14/2019		2,200	2,511
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	704
5.017% due 06/26/2024		600	593

			8,880

MORTGAGE-BACKED SECURITIES 0.5%
Berica ABS SRL
0.285% due 12/31/2055	EUR	130	144
Berica Residential MBS SRL
0.288% due 03/31/2048		694	759
Casa D’este Finance SRL
0.312% due 09/15/2040		717	788
Claris SRL
0.412% due 10/31/2060		1,015	1,107

			2,798

SOVEREIGN ISSUES 8.9%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		1,103	1,280
2.500% due 12/01/2024		300	358
3.250% due 09/01/2046		1,300	1,585
3.750% due 09/01/2024		9,600	12,579
4.000% due 02/01/2037		2,800	3,846
4.500% due 03/01/2024		800	1,098
4.750% due 08/01/2023		11,300	15,683
4.750% due 09/01/2028		1,700	2,466
4.750% due 09/01/2044		900	1,397
5.000% due 03/01/2025		2,600	3,736
5.000% due 09/01/2040		1,500	2,360
5.500% due 09/01/2022		250	357
5.500% due 11/01/2022		2,850	4,072
Italy Government International Bond
6.000% due 08/04/2028	GBP	900	1,681

			52,498

Total Italy (Cost $67,288)			64,176

JAPAN 11.0%

CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$600	597

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 10.9%
Japan Government International Bond
1.400% due 09/20/2034	JPY	1,330,000	$11,747
1.500% due 12/20/2044		690,000	5,920
1.600% due 03/20/2033		1,340,000	12,368
1.700% due 09/20/2032		2,910,000	27,335
1.700% due 09/20/2044		780,000	7,005

			64,375

Total Japan (Cost $69,441)			64,972

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%
Highlander Euro CDO BV
0.488% due 09/06/2022	EUR	889	987

Total Jersey, Channel Islands (Cost $982)			987

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018	EUR	1,350	1,651

Total Luxembourg (Cost $1,562)			1,651

MEXICO 0.6%

SOVEREIGN ISSUES 0.6%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	59,100	3,513

Total Mexico (Cost $4,436)			3,513

NETHERLANDS 0.3%

ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.279% due 01/17/2023	EUR	155	171
Highlander Euro CDO BV
0.206% due 05/01/2023		584	639
Panther CDO BV
0.364% due 10/15/2084		377	403

			1,213

CORPORATE BONDS & NOTES 0.1%
Rabobank Group
8.375% due 07/26/2016 (d)		$801	828

Total Netherlands (Cost $2,100)			2,041

NORWAY 0.9%

CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,504
5.500% due 05/25/2016		500	511

			2,015

SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.706% due 03/27/2017		2,400	2,413
Norway Government International Bond
3.750% due 05/25/2021	NOK	6,500	879

			3,292

Total Norway (Cost $5,347)			5,307

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	$27

Total Poland (Cost $30)			27

PORTUGAL 0.3%

CORPORATE BONDS & NOTES 0.3%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	200	208
4.750% due 01/15/2018		700	744
5.000% due 04/23/2019		200	212
5.000% due 05/21/2019		600	635

Total Portugal (Cost $1,952)			1,799

SLOVENIA 3.1%

SOVEREIGN ISSUES 3.1%
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	1,000	1,192
4.125% due 02/18/2019		$4,700	4,970
4.125% due 01/26/2020	EUR	1,400	1,799
4.700% due 11/01/2016		3,100	3,638
4.750% due 05/10/2018		$2,500	2,666
5.250% due 02/18/2024		2,100	2,318
5.500% due 10/26/2022		1,100	1,239
5.850% due 05/10/2023		600	689

Total Slovenia (Cost $18,917)			18,511

SPAIN 4.5%

CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (d)	EUR	600	645
Banco Santander S.A.
6.250% due 09/11/2021 (d)		500	521
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	113

			1,279

SOVEREIGN ISSUES 4.3%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,200	1,372
4.750% due 06/04/2018		400	472
4.950% due 02/11/2020		150	180
Autonomous Community of Madrid
4.125% due 05/21/2024		700	900
4.688% due 03/12/2020		900	1,160
Spain Government International Bond
2.150% due 10/31/2025		1,450	1,659
2.750% due 10/31/2024		6,650	8,019
3.800% due 04/30/2024		4,500	5,848
4.700% due 07/30/2041		200	293
4.800% due 01/31/2024		1,400	1,943
5.150% due 10/31/2044		2,000	3,162
Xunta de Galicia
6.131% due 04/03/2018		150	191

			25,199

Total Spain (Cost $27,595)			26,478

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	454

Total Supranational (Cost $585)			454

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 0.6%

CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	$257
4.250% due 10/10/2017	AUD	1,700	1,230
Swedbank AB
2.200% due 03/04/2020		$900	899
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	452

			2,838

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	511

Total Sweden (Cost $4,152)			3,349

SWITZERLAND 1.7%

CORPORATE BONDS & NOTES 1.7%
UBS AG
4.750% due 05/22/2023		$4,000	4,026
7.250% due 02/22/2022		4,500	4,692
7.625% due 08/17/2022		1,400	1,613

Total Switzerland (Cost $10,517)			10,331

UNITED KINGDOM 8.2%

ASSET-BACKED SECURITIES 0.2%
Motor PLC
0.674% due 08/25/2021		$1,035	1,035

BANK LOAN OBLIGATIONS 0.3%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		1,616	1,595

CORPORATE BONDS & NOTES 2.3%
Barclays Bank PLC
7.625% due 11/21/2022		1,100	1,235
7.750% due 04/10/2023		1,500	1,609
Barclays PLC
3.650% due 03/16/2025		1,900	1,817
6.500% due 09/15/2019 (d)	EUR	900	987
HBOS PLC
1.032% due 09/06/2017		$1,300	1,293
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	365
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)		400	624
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,401
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,100	2,293
Tesco PLC
6.125% due 02/24/2022	GBP	1,050	1,695
Tesco Property Finance PLC
5.411% due 07/13/2044		199	267

			13,586

MORTGAGE-BACKED SECURITIES 1.7%
Eurosail PLC
0.747% due 06/10/2044		161	235
Fosse Master Issuer PLC
2.684% due 10/18/2054		810	1,227

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	151

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Granite Mortgages PLC
0.906% due 06/20/2044	GBP	201	$304
Hercules Eclipse PLC
0.821% due 10/25/2018		502	747
Lanark Master Issuer PLC
1.729% due 12/22/2054		$589	591
Leek Finance PLC
0.605% due 09/21/2038		2,283	2,386
Money Partners Securities PLC
0.968% due 03/15/2040	GBP	28	40
Newgate Funding PLC
1.588% due 12/15/2050		723	1,000
1.838% due 12/15/2050		362	503
ResLoc UK PLC
0.748% due 12/15/2043		2,127	2,886

			9,919

SOVEREIGN ISSUES 3.7%
United Kingdom Gilt
2.250% due 09/07/2023		1,500	2,385
3.250% due 01/22/2044 (f)		5,700	9,979
3.500% due 01/22/2045		1,500	2,748
4.250% due 12/07/2040 (f)		3,000	6,074
4.750% due 12/07/2038		300	642

			21,828

Total United Kingdom (Cost $46,698)			47,963

UNITED STATES 24.2%

ASSET-BACKED SECURITIES 5.8%
AFC Home Equity Loan Trust
0.904% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
0.894% due 10/25/2031		7	7
Amresco Residential Securities Corp. Mortgage Loan Trust
1.134% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.554% due 10/25/2035		1,905	1,814
0.574% due 02/25/2036		1,818	1,233
Bear Stearns Asset-Backed Securities Trust
0.474% due 04/25/2036		3,500	3,299
0.854% due 10/25/2032		2	2
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		872	577
0.454% due 03/25/2036		2,000	1,530
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		1,435	1,275
0.334% due 06/25/2037		1,278	987
0.334% due 06/25/2047 ^		1,288	1,010
0.374% due 09/25/2036		44	43
Credit Suisse First Boston Mortgage Securities Corp.
0.814% due 01/25/2032		5	5
EMC Mortgage Loan Trust
0.649% due 05/25/2043		505	496
First Alliance Mortgage Loan Trust
0.676% due 12/20/2027		19	18
First Franklin Mortgage Loan Trust
1.139% due 03/25/2035		1,500	1,260
GSAMP Trust
0.454% due 02/25/2046		148	112
1.064% due 11/25/2034		835	770
Home Equity Asset Trust
0.379% due 07/25/2037		1,293	1,230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	$132	$75
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047	9	9
0.324% due 08/25/2036	1,482	1,294
Long Beach Mortgage Loan Trust
0.899% due 08/25/2035	92	91
MASTR Specialized Loan Trust
0.564% due 01/25/2037	1,556	1,020
Merrill Lynch Mortgage Investors Trust
0.674% due 05/25/2036	96	87
Morgan Stanley ABS Capital, Inc. Trust
1.259% due 03/25/2035 ^	5,293	2,465
Morgan Stanley Home Equity Loan Trust
0.424% due 04/25/2037	2,148	1,231
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,522	1,472
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.484% due 03/25/2036	1,700	1,316
NovaStar Mortgage Funding Trust
0.324% due 03/25/2037	2,019	1,317
Renaissance Home Equity Loan Trust
0.694% due 12/25/2033	16	16
5.294% due 01/25/2037	577	322
5.731% due 11/25/2036	2,171	1,320
Residential Asset Mortgage Products Trust
0.554% due 02/25/2036	1,900	1,330
0.754% due 06/25/2032	6	6
Residential Asset Securities Corp. Trust
0.694% due 07/25/2032 ^	12	11
0.989% due 01/25/2035	208	196
SLM Student Loan Trust
1.795% due 04/25/2023	772	775
Soundview Home Loan Trust
0.474% due 05/25/2036	1,000	803
Specialty Underwriting & Residential Finance Trust
0.344% due 06/25/2037	652	358
0.694% due 06/25/2036	700	673
Structured Asset Investment Loan Trust
1.094% due 09/25/2034	790	759
Wells Fargo Home Equity Asset-Backed Securities Trust
0.424% due 01/25/2037	2,000	1,391

		34,014

BANK LOAN OBLIGATIONS 0.2%
Charter Communications Operating LLC
3.500% due 01/24/2023	1,300	1,294

CORPORATE BONDS & NOTES 1.9%
Ally Financial, Inc.
3.125% due 01/15/2016	100	100
3.500% due 07/18/2016	400	402
4.750% due 09/10/2018	400	409
Bank of America Corp.
6.100% due 03/17/2025 (d)	1,200	1,168
BellSouth Corp.
4.821% due 04/26/2021	1,600	1,633
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	490
CCO Safari LLC
6.384% due 10/23/2035	1,200	1,217
CIT Group, Inc.
5.250% due 03/15/2018	700	721
Citigroup, Inc.
5.950% due 05/15/2025 (d)	1,400	1,321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	$331	$351
International Lease Finance Corp.
6.750% due 09/01/2016	600	622
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	74
Masco Corp.
5.850% due 03/15/2017	1,000	1,048
6.125% due 10/03/2016	300	313
Navient Corp.
6.250% due 01/25/2016	84	85
8.450% due 06/15/2018	100	103
Springleaf Finance Corp.
6.900% due 12/15/2017	300	314
Wells Fargo & Co.
3.000% due 02/19/2025	800	772

		11,143

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^	296	218
Banc of America Mortgage Trust
2.789% due 06/25/2035	311	299
BCAP LLC Trust
0.923% due 01/26/2047	60	54
5.250% due 08/26/2037	80	83
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	98	99
2.459% due 05/25/2034	12	12
2.515% due 03/25/2035	12	13
2.531% due 10/25/2033	14	15
2.564% due 08/25/2033	12	12
2.655% due 05/25/2034	31	30
2.795% due 05/25/2047 ^	347	312
2.934% due 09/25/2034	159	154
3.182% due 11/25/2034	10	10
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	71	65
2.581% due 05/25/2035	21	21
2.655% due 11/25/2035 ^	561	421
2.838% due 08/25/2036 ^	214	161
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036	149	123
Citigroup Mortgage Loan Trust, Inc.
2.420% due 09/25/2035	50	50
2.905% due 09/25/2037 ^	351	319
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.385% due 09/25/2035 ^	1,410	1,222
Commercial Mortgage Trust
1.893% due 01/10/2046 (a)	4,814	352
Countrywide Alternative Loan Trust
0.396% due 02/20/2047 ^	376	280
0.426% due 07/20/2046 ^	290	219
0.474% due 02/25/2037	437	351
0.544% due 05/25/2037 ^	209	129
1.449% due 11/25/2047 ^	1,664	1,257
1.643% due 11/25/2035	61	50
2.183% due 11/25/2035	20	17
2.603% due 02/25/2037 ^	99	89
4.979% due 11/25/2035 ^	289	235
5.250% due 06/25/2035 ^	30	27
6.250% due 08/25/2037 ^	41	35
6.500% due 06/25/2036 ^	86	70
Countrywide Home Loan Mortgage Pass-Through Trust
0.394% due 04/25/2046	450	399
0.954% due 09/25/2034	47	43

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.560% due 04/20/2035	$7	$7
2.691% due 08/25/2034 ^	99	87
2.766% due 08/25/2034 ^	10	9
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035	182	162
Credit Suisse First Boston Mortgage Securities Corp.
2.580% due 08/25/2033	20	20
6.500% due 04/25/2033	5	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	215	122
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	900	13
1.528% due 11/10/2046 (a)	1,792	31
Deutsche ALT-A Securities, Inc.
0.334% due 07/25/2047	933	763
Extended Stay America Trust
1.213% due 12/05/2031 (a)	4,000	15
GreenPoint Mortgage Funding Trust
0.464% due 11/25/2045	12	10
GS Mortgage Securities Corp.
1.777% due 02/10/2046 (a)	2,775	246
2.499% due 11/10/2045 (a)	2,402	250
GSR Mortgage Loan Trust
1.860% due 03/25/2033	11	11
2.334% due 06/25/2034	22	22
2.813% due 01/25/2035	66	63
6.000% due 03/25/2032	0	1
HarborView Mortgage Loan Trust
0.556% due 06/20/2035	34	32
1.049% due 12/19/2036 ^	144	121
2.583% due 05/19/2033	41	41
Impac CMB Trust
0.914% due 10/25/2034	996	852
1.194% due 07/25/2033	9	9
IndyMac Mortgage Loan Trust
2.574% due 09/25/2035 ^	129	111
JPMorgan Mortgage Trust
1.993% due 11/25/2033	12	12
2.767% due 10/25/2035	46	45
MASTR Alternative Loan Trust
0.594% due 03/25/2036	54	13
Merrill Lynch Mortgage Investors Trust
0.444% due 08/25/2036	27	27
2.125% due 02/25/2036	215	212
2.182% due 02/25/2033	17	16
2.481% due 02/25/2036	99	97
2.934% due 05/25/2033	23	22
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	321	240
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2047	439	250
0.374% due 06/25/2046	428	188
1.699% due 08/25/2035	444	379
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^	85	44
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	3
Royal Bank of Scotland Capital Funding Trust
6.230% due 12/16/2049	158	163
Sequoia Mortgage Trust
0.416% due 07/20/2036	528	496
0.566% due 07/20/2033	81	77
Structured Adjustable Rate Mortgage Loan Trust
2.513% due 04/25/2034	38	39
2.550% due 09/25/2035	567	507
2.560% due 02/25/2034	16	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments Trust
0.404% due 05/25/2046	$102	$81
0.414% due 05/25/2036	255	192
0.414% due 09/25/2047	459	369
0.796% due 07/19/2034	18	18
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	306	200
Thornburg Mortgage Securities Trust
1.444% due 06/25/2037	483	424
1.444% due 06/25/2047 ^	207	185
5.750% due 06/25/2037	458	454
6.095% due 09/25/2037	155	159
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 07/25/2045	1,175	1,105
0.504% due 01/25/2045	46	43
1.893% due 02/27/2034	32	31
2.026% due 12/25/2036 ^	1,005	895
2.352% due 12/25/2035	622	591
2.560% due 06/25/2033	12	12
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
1.139% due 07/25/2046 ^	69	44
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	239	219
6.000% due 06/25/2037 ^	590	578
Wells Fargo Mortgage-Backed Securities Trust
2.670% due 06/25/2035	372	382
2.696% due 04/25/2036	205	205
6.000% due 07/25/2036 ^	224	227
Wells Fargo-RBS Commercial Mortgage Trust
1.616% due 03/15/2045 (a)	7,221	458

		19,969

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
2.174% due 01/16/2018	1,800	40

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.294% due 01/25/2021	$2	2
0.394% due 10/27/2037	767	763
0.694% due 12/25/2040	415	419
0.774% due 06/25/2041	1,030	1,043
0.794% due 11/25/2020	1,055	1,068
2.004% due 12/01/2034	59	62
2.552% due 11/01/2034	105	112
4.295% due 06/01/2021	3,103	3,447
6.000% due 04/25/2043 - 07/25/2044	179	205
6.500% due 11/25/2042	148	169
Freddie Mac
0.657% due 12/15/2031	1	1
0.807% due 12/15/2037	75	76
1.167% due 11/25/2022 (a)	3,347	201
1.383% due 10/25/2044	160	166
Ginnie Mae
0.809% due 02/16/2030	21	22
0.859% due 02/16/2030	20	21
1.625% due 11/20/2021 - 12/20/2026	33	34

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 05/20/2028 - 06/20/2030		$23	$24
2.000% due 07/20/2022 - 05/20/2030		34	35
6.000% due 08/20/2034		767	881
NCUA Guaranteed Notes
0.573% due 11/06/2017		2,174	2,178
0.763% due 12/08/2020		1,070	1,078
Small Business Administration
5.600% due 09/01/2028		395	444
Tennessee Valley Authority
5.880% due 04/01/2036		637	839

			13,290

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Bonds
2.750% due 11/15/2042		2,700	2,632
2.875% due 08/15/2045		1,800	1,801
3.000% due 05/15/2045		3,100	3,175
3.125% due 11/15/2041		1,400	1,478
3.125% due 02/15/2042		800	843
3.625% due 02/15/2044		3,100	3,567
4.250% due 05/15/2039		100	126
4.375% due 05/15/2040		400	514
4.500% due 08/15/2039		200	261
6.125% due 11/15/2027		2,200	3,124
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)		1,371	1,338
0.125% due 07/15/2022 (h)		6,538	6,386
0.125% due 01/15/2023 (h)		7,031	6,789
0.250% due 01/15/2025 (h)		19,547	18,767
1.375% due 01/15/2020		221	232
1.375% due 02/15/2044		205	208
1.750% due 01/15/2028		1,823	2,019
2.375% due 01/15/2027		355	416
2.500% due 01/15/2029		667	802
3.875% due 04/15/2029		1,016	1,404
U.S. Treasury Notes
1.500% due 08/31/2018 (h)		3,700	3,764
1.625% due 08/15/2022 (j)		100	99
1.750% due 10/31/2020		800	813
2.000% due 11/30/2020 (j)		700	719
2.375% due 08/15/2024 (j)		1,200	1,236

			62,513

Total United States (Cost $140,603)			142,263

SHORT-TERM INSTRUMENTS 3.9%

CERTIFICATES OF DEPOSIT 0.3%
Intesa Sanpaolo SpA
1.666% due 04/11/2016		$2,000	2,003

REPURCHASE AGREEMENTS (e) 0.1%
			729

SHORT-TERM NOTES 0.9%
Czech Republic Ministry of Finance Bill
0.010% due 02/12/2016	CZK	127,000	5,219

JAPAN TREASURY BILLS 2.6%
(0.035%) due 12/28/2015	JPY	1,850,000	15,422

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	153

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
0.167% due 01/21/2016 (j)	$129	$129

Total Short-Term Instruments (Cost $23,520)		23,502

Total Investments in Securities (Cost $561,446)		540,610

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	140,579	$1,394

Total Short-Term Instruments (Cost $1,394)		1,394

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $1,394)	$1,394

Total Investments 91.8% (Cost $562,840)	$542,004

Financial Derivative Instruments (g)(i) 1.5% (Cost or Premiums, net $(218))	8,837

Other Assets and Liabilities, net 6.7%	39,517

Net Assets 100.0%	$590,358

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Zero coupon bond.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$729	U.S. Treasury Notes 1.875% due 06/30/2020	$(745)	$729	$729

Total Repurchase Agreements						$(745)	$729	$729

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
MBC	0.710%	07/23/2015	10/23/2015	GBP (9,351)	$(14,165)

Total Reverse Repurchase Agreements					$(14,165)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $13,470 at a weighted average interest rate of 0.654%.

SHORT SALES*:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2045	$1,900	$(2,018)	$(2,027)
Fannie Mae	4.500%	10/01/2045	38,600	(41,772)	(41,857)

Total Short Sales				$(43,790)	$(43,884)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(f)	Securities with an aggregate market value of $15,041 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (3)
Global/Master Repurchase Agreement
MBC	$0	$(14,165)	$0	$(14,165)	$14,385	$220
SSB	729	0	0	729	(745)	(16)

Total Borrowings and Other Financing Transactions	$729	$(14,165)	$0

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(14,165)	$0	$0	$(14,165)

Total Borrowings	$0	$(14,165)	$0	$0	$(14,165)

Gross amount of recognized liabilities for reverse repurchase agreements					$(14,165)

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.500	11/20/2015	710	$6	$5
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	92	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	258	2	4
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	500	4	8
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	123	1	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	110.000	11/20/2015	150	2	2

Total Purchased Options				$16	$22

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	52	$(74)	$2	$0
90-Day Eurodollar June Futures	Short	06/2016	8	(8)	0	0
90-Day Eurodollar March Futures	Short	03/2016	1	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2017	36	(55)	1	0
90-Day Eurodollar September Futures	Short	09/2016	45	(58)	2	0
Australia Government 3-Year Note December Futures	Long	12/2015	150	20	33	(3)
Call Options Strike @ EUR 111.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	500	0	0	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	36	2	2	0
Canada Government 10-Year Bond December Futures	Short	12/2015	77	89	16	(11)
Euro-Bobl December Futures	Long	12/2015	670	240	15	(8)
Euro-BTP Italy Government Bond December Futures	Short	12/2015	21	(1)	10	(1)
Euro-Bund 10-Year Bond December Futures	Short	12/2015	4	0	4	0
Euro-OAT France Government 10-Year Bond December Futures	Long	12/2015	68	249	29	0
Euro-Schatz December Futures	Short	12/2015	398	(32)	5	0
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond December Futures	Long	11/2015	199	0	0	0
Put Options Strike @ EUR 125.250 on Euro-Bobl 10-Year Bond November Futures	Long	11/2015	200	(1)	0	0
Put Options Strike @ EUR 128.250 on Euro-Bobl 10-Year Bond December Futures	Short	10/2015	42	9	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	155

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	Long	12/2015	742	$524	$0	$(23)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	1,680	2,088	0	(132)
U.S. Treasury Ultra Long-Term Bond December Futures	Long	12/2015	28	57	0	(19)
United Kingdom Long Gilt December Futures	Long	12/2015	40	63	15	(7)

Total Futures Contracts				$3,111	$135	$(204)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.IG-24 5-Year Index	(1.000%)	06/20/2020	$11,900	$(63)	$115	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Variation Margin
						Asset	Liability
CDX.HY-25 5-Year Index	5.000%	12/20/2020	$5,400	$1	$10	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	100	$0	$0	$0	$0
Pay	3-Month SEK-LIBOR	1.023%	01/23/2025		100	0	0	0	0
Pay	3-Month SEK-LIBOR	1.033%	01/23/2025		100	0	0	0	0
Pay	3-Month SEK-LIBOR	1.036%	01/23/2025		100	0	0	0	0
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$	235,000	(1,169)	(985)	38	0
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		8,700	(110)	(72)	3	0
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		169,300	(5,361)	(6,040)	82	0
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		18,500	(733)	(660)	16	0
Pay	3-Month USD-LIBOR	2.500%	12/16/2035		4,400	21	335	0	(10)
Pay	3-Month USD-LIBOR	2.750%	12/16/2045		5,800	232	97	0	(12)
Pay	6-Month EUR-EURIBOR	0.750%	12/16/2025	EUR	1,000	(28)	39	2	0
Pay	6-Month EUR-EURIBOR	1.000%	03/16/2026		5,100	(29)	27	12	0
Receive	6-Month EUR-EURIBOR	1.500%	03/16/2046		11,950	193	(488)	0	(60)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018	GBP	6,700	(82)	(44)	0	(2)
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018		17,800	(249)	(265)	0	(10)
Pay	6-Month GBP-LIBOR	1.750%	03/16/2021		7,700	116	55	18	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		1,500	(21)	(42)	0	(10)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		4,600	(253)	(243)	0	(82)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	JPY	7,660,000	48	26	0	(1)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021		3,040,000	(377)	(172)	11	0
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035		260,000	57	13	0	(5)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044		530,000	(173)	36	10	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	96,600	(24)	11	13	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		20,400	17	7	4	0
Pay	28-Day MXN-TIIE	5.865%	09/08/2021		94,600	55	(173)	29	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		7,100	(2)	(12)	2	0
Pay	28-Day MXN-TIIE	6.000%	07/18/2022		17,900	7	7	6	0

						$(7,865)	$(8,543)	$246	$(192)

Total Swap Agreements						$(7,927)	$(8,418)	$248	$(192)

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(h)	Securities with an aggregate market value of $10,023 and cash of $5,731 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$22	$135	$248	$405	$0	$(204)	$(192)	$(396)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		BRL	1,632	$		446	$34	$0
	10/2015		JPY	777,811			6,498	13	0
	10/2015		KRW	2,251,443			1,896	0	(2)
	10/2015	$		411		BRL	1,632	1	0
	10/2015			19,823		GBP	13,039	0	(98)
	11/2015		GBP	13,039	$		19,820	98	0
	12/2015		HKD	410			53	0	0
	01/2016		BRL	11,800			3,993	1,110	0
	07/2016		DKK	35,660			5,385	6	0

BPS	10/2015			10,055			1,524	18	0
	10/2015	$		1,975		TWD	64,097	0	(35)
	11/2015			2,403		CNY	15,517	29	0
	12/2015		MXN	84,460	$		4,963	0	(3)
	09/2016		CNY	15,517			2,348	0	(22)

BRC	10/2015		DKK	79,747			12,359	416	0
	10/2015	$		536		INR	34,543	0	(10)
	10/2015			2,236		KRW	2,649,383	2	(4)
	10/2015			558		MYR	2,351	0	(23)
	10/2015			72		RUB	5,036	5	0
	09/2016		CNY	3,612	$		543	0	(9)

CBK	10/2015		EUR	2,479			2,768	0	(2)
	10/2015		JPY	71,855			600	1	0
	10/2015	$		5,288		DKK	35,395	13	0
	10/2015			148		EUR	130	0	(3)
	10/2015			2,593		SGD	3,716	18	0
	11/2015		DKK	35,395	$		5,292	0	(13)
	12/2015		SGD	3,716			2,586	0	(20)
	02/2016		CZK	127,198			5,278	25	0
	05/2016		BRL	11,681			3,346	593	0
	09/2016		CNY	1,803			271	0	(5)

DUB	10/2015		BRL	17,750			4,468	0	(9)
	10/2015	$		9,189		AUD	13,158	47	0
	10/2015			4,598		BRL	17,750	14	(135)
	11/2015		AUD	13,158	$		9,173	0	(46)
	11/2015		BRL	7,265			1,801	1	(13)
	12/2015		MXN	26,429			1,560	6	0
	12/2015	$		576		MXN	9,784	0	(1)
	04/2016		BRL	11,867	$		3,486	667	0

FBF	10/2015			1,858			448	0	(20)
	10/2015		EUR	12,127			13,819	268	0
	10/2015		JPY	180,156			1,500	0	(2)
	10/2015		MYR	3,588			918	101	0
	10/2015		SGD	1,818			1,292	15	0
	10/2015	$		468		BRL	1,858	1	0
	11/2015		CNY	3,018	$		466	0	(7)
	12/2015	$		1,943		MXN	33,486	26	0

GLM	10/2015			2,396		EUR	2,124	0	(23)
	10/2015			1,470		INR	96,682	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	157

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015	$		1,712		JPY	206,400	$8	$0
	11/2015		NOK	7,735	$		932	24	0
	11/2015		SEK	10,245			1,174	0	(52)
	04/2016		BRL	10,846			3,238	661	0

HUS	10/2015			1,459			404	36	0
	10/2015		JPY	591,593			4,939	6	0
	10/2015		KRW	293,724			246	0	(2)
	10/2015		SGD	146			104	2	0
	10/2015		THB	3,148			88	2	0
	10/2015		TWD	113,964			3,512	63	0
	10/2015	$		367		BRL	1,459	1	0
	10/2015			632		KRW	751,132	1	0
	10/2015			869		MYR	3,598	0	(49)
	10/2015			324		TWD	10,520	0	(6)
	11/2015		CNY	13,186	$		2,052	0	(14)
	11/2015	$		1,310		CNY	8,419	8	0
	09/2016		CNY	1,802	$		271	0	(4)

JPM	10/2015		AUD	4,817			3,372	0	(9)
	10/2015		BRL	12,802			3,496	267	0
	10/2015		DKK	26,752			4,036	29	0
	10/2015		EUR	3,418			3,882	67	(4)
	10/2015		GBP	274			420	5	0
	10/2015		JPY	37,100			310	1	0
	10/2015		KRW	4,712,481			4,031	58	0
	10/2015		MYR	18,494			4,427	216	0
	10/2015		NZD	2,822			1,792	0	(12)
	10/2015		SGD	1,281			927	27	0
	10/2015		TWD	37,521			1,148	13	0
	10/2015	$		3,222		BRL	12,802	7	0
	10/2015			11,423		CAD	15,183	0	(46)
	10/2015			19,379		DKK	128,773	34	(128)
	10/2015			4,037		EUR	3,575	0	(43)
	10/2015			535		JPY	64,400	2	0
	10/2015			598		KRW	710,843	1	0
	10/2015			7,824		NZD	12,370	84	0
	10/2015			1,261		SGD	1,788	0	(5)
	10/2015			1,237		THB	44,931	0	0
	11/2015		BRL	2,039	$		510	1	0
	11/2015		CAD	11,478			8,611	12	0
	11/2015		CNY	44,522			6,897	0	(82)
	11/2015		EUR	6,536			7,343	36	0
	11/2015		NZD	9,465			5,986	0	(50)
	11/2015	$		4,492		CNY	29,005	55	0
	11/2015			3,773		EUR	3,363	0	(13)
	11/2015			4,770		INR	310,249	0	(73)
	01/2016		BRL	9,133	$		3,100	869	0
	01/2016		DKK	4,236			648	12	0
	09/2016		CNY	29,005			4,388	0	(42)
	10/2016		DKK	128,773			19,584	133	(33)

MSB	10/2015		JPY	8,471,237			70,473	0	(142)
	10/2015		MYR	3,142			716	1	0
	10/2015		RUB	5,205			80	0	0
	10/2015	$		1,030		INR	67,692	0	0
	10/2015			68,589		JPY	8,237,537	77	0
	11/2015		JPY	8,237,537	$		68,617	0	(76)
	01/2016		DKK	6,936			1,062	20	0

NAB	10/2015		AUD	8,341			5,946	92	0
	10/2015		EUR	118,039			134,742	2,845	0

SCX	10/2015		CAD	13,663			10,322	83	0
	10/2015		GBP	12,765			19,821	511	0
	10/2015		JPY	224,973			1,879	3	0
	10/2015		MYR	554			131	5	0
	10/2015		NZD	10,780			6,954	63	0
	10/2015		SGD	2,259			1,637	50	0

UAG	10/2015		CAD	1,520			1,147	8	0
	10/2015		DKK	1,430			218	4	0
	10/2015		MYR	5,105			1,261	99	0
	10/2015		PLN	1,626			424	0	(4)
	10/2015		THB	136,503			3,824	66	0

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	10/2015		TWD	8,317	$		257	$5	$0
	10/2015	$		145,693		EUR	130,234	0	(169)
	10/2015			1,117		INR	73,438	1	0
	10/2015			799		NZD	1,232	0	(11)
	11/2015		AUD	2,624	$		1,842	4	0
	11/2015		EUR	130,234			145,762	168	0
	11/2015	$		4,900		JPY	589,200	13	0
	09/2016		CNY	8,419	$		1,274	0	(12)

Total Forward Foreign Currency Contracts								$10,388	$(1,586)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC EUR versus USD	$	1.090	12/04/2015	EUR	5,100	$82	$44

FBF	Call - OTC USD versus BRL	BRL	4.650	12/23/2015	$	2,800	60	39

GLM	Put - OTC USD versus MXN	MXN	16.100	10/08/2015		2,800	25	0

							$167	$83

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	8,600	$141	$99

Total Purchased Options								$308	$182

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 24 5-Year Index	Buy	0.700%	12/16/2015	EUR	11,700	$(13)	$(6)
	Put - OTC iTraxx Europe 24 5-Year Index	Sell	0.900%	12/16/2015		11,700	(45)	(82)

JPM	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.650%	12/16/2015		13,600	(26)	(6)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	12/16/2015		13,600	(44)	(99)

							$(128)	$(193)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Put - OTC USD versus JPY	JPY	117.500	10/06/2015	$	2,500	$(15)	$(2)

CBK	Put - OTC EUR versus USD	$	1.050	12/04/2015	EUR	5,100	(32)	(12)
	Call - OTC EUR versus USD		1.154	12/04/2015		5,100	(49)	(33)

FBF	Call - OTC USD versus BRL	BRL	5.000	12/23/2015	$	2,800	(30)	(19)

GLM	Call - OTC USD versus BRL		3.150	06/21/2016		3,400	(117)	(914)
	Put - OTC USD versus MXN	MXN	15.750	10/08/2015		2,800	(9)	0
	Put - OTC USD versus MXN		15.900	10/08/2015		2,800	(14)	0

HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016		1,400	(16)	(12)

JPM	Call - OTC USD versus CNY		6.600	02/05/2016		1,220	(14)	(10)

UAG	Put - OTC USD versus JPY	JPY	117.500	10/06/2015		3,000	(17)	(3)

							$(313)	$(1,005)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(7)	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	159

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	7,200	$(26)	$(3)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400%	04/29/2016		7,200	(63)	(183)

GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015		3,400	(139)	(135)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700%	12/10/2015	GBP	3,500	(26)	(38)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.250%	12/10/2015		3,500	(23)	(11)

								$(277)	$(370)

Total Written Options								$(725)	$(1,569)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in NZD		Premiums
Balance at Beginning of Period	$88,420	AUD	0	EUR	9,400	GBP	0	NZD	0	$(1,919)
Sales	63,900		8,300		121,800		36,200		13,400	(1,130)
Closing Buys	(45,900)		0		(27,000)		(10,600)		(13,400)	1,063
Expirations	(73,700)		(8,300)		(22,600)		(14,600)		0	865
Exercised	(12,300)		0		(3,000)		(4,000)		0	396

Balance at End of Period	$20,420	AUD	0	EUR	78,600	GBP	7,000	NZD	0	$(725)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	UBS AG	(1.000%	)	09/20/2022	1.829%	$ 2,300	$125	$(5)	$120	$0

MYC	UBS AG	(1.000%	)	03/20/2017	1.108%	4,000	(7)	12	5	0

RYL	Burlington Northern Santa Fe LLC	(0.510%	)	03/20/2018	0.083%	446	0	(5)	0	(5)
	Cleveland Electric Illuminating Co.	(0.940%	)	06/20/2017	0.307%	637	0	(7)	0	(7)

							$118	$(5)	$125	$(12)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	4.615%	$ 200	$(8)	$(15)	$0	$(23)
	Brazil Government International Bond	1.000%	09/20/2019	4.686%	1,000	(28)	(102)	0	(130)
	France Government International Bond	0.250%	03/20/2020	0.237%	1,500	(11)	12	1	0

BRC	France Government International Bond	0.250%	03/20/2020	0.237%	1,600	(10)	11	1	0
	Russia Government International Bond	1.000%	09/20/2016	2.424%	1,000	(13)	0	0	(13)

CBK	Brazil Government International Bond	1.000%	03/20/2019	4.615%	300	(13)	(21)	0	(34)
	France Government International Bond	0.250%	03/20/2020	0.237%	1,000	(9)	10	1	0
	France Government International Bond	0.250%	06/20/2020	0.256%	200	(1)	1	0	0

GST	Brazil Government International Bond	1.000%	03/20/2019	4.615%	1,300	(63)	(85)	0	(148)
	France Government International Bond	0.250%	03/20/2020	0.237%	4,900	(43)	46	3	0
	France Government International Bond	0.250%	06/20/2020	0.256%	500	(3)	3	0	0
	Greece Government International Bond	1.000%	12/20/2015	36.531%	EUR 1,500	(77)	(131)	0	(208)
	Greece Government International Bond	1.000%	12/20/2015	37.167%	$ 300	(22)	(17)	0	(39)

HUS	France Government International Bond	0.250%	03/20/2020	0.237%	500	(3)	4	1	0
	Russia Government International Bond	1.000%	09/20/2016	2.424%	1,000	(12)	(2)	0	(14)

JPM	Brazil Government International Bond	1.000%	03/20/2019	4.615%	1,100	(46)	(79)	0	(125)
	France Government International Bond	0.250%	03/20/2020	0.237%	1,900	(14)	15	1	0
	France Government International Bond	0.250%	06/20/2020	0.256%	500	(3)	3	0	0

MYC	Brazil Government International Bond	1.000%	09/20/2019	4.686%	800	(24)	(80)	0	(104)
	France Government International Bond	0.250%	03/20/2020	0.237%	1,500	(10)	11	1	0

						$(413)	$(416)	$9	$(838)

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION (1)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value (5)
									Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	500	$18	$(3)	$15	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR 14,300	$15,813	$(8)	$378	$370	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	1,490	1,626	1	61	62	0

BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	23,120	25,247	175	742	917	0

CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	13,600	15,232	51	107	158	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	5,380	5,864	130	98	228	0

DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	9,500	10,575	125	51	176	0

GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF 500	567	(28)	(25)	0	(53)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR 2,600	2,912	9	23	32	0

						$455	$1,435	$1,943	$(53)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	161

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	500	$3	$45	$48	$0

CBK	Pay	1-Month GBP-UKRPI	3.495%	05/15/2045		200	0	13	13	0

DUB	Pay	1-Month GBP-UKRPI	3.503%	05/15/2045		100	0	7	7	0

GLM	Pay	1-Month GBP-UKRPI	3.310%	05/15/2030		600	0	24	24	0
	Pay	1-Month GBP-UKRPI	3.311%	05/15/2030		500	0	21	21	0
	Pay	1-Month GBP-UKRPI	3.313%	05/15/2030		300	0	12	12	0
	Pay	1-Month GBP-UKRPI	3.543%	05/15/2045		400	1	39	40	0

JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	9,200	(2)	(16)	0	(18)

MYC	Pay	1-Month GBP-UKRPI	3.535%	05/15/2045	GBP	500	3	44	47	0

							$5	$189	$212	$(18)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.350%	08/16/2016	$	14	$0	$4	$4	$0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.450%	08/16/2016		6	0	2	2	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.650%	08/16/2016		6	0	4	4	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.700%	08/16/2016		6	0	4	4	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	8.800%	08/16/2016		5	0	3	3	0
	Pay	EUR versus CHF 1-Year ATM Implied Volatility	9.000%	08/16/2016		6	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.250%	08/16/2016		6	0	5	5	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.450%	08/16/2016		6	0	3	3	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.550%	08/16/2016		14	0	6	6	0
	Receive	USD versus CHF 1-Year ATM Implied Volatility	10.900%	08/16/2016		6	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Implied Volatility	11.200%	08/16/2016		11	0	(5)	0	(5)

							$0	$30	$36	$(6)

Total Swap Agreements							$183	$1,230	$2,340	$(927)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $746 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (7)
BOA	$1,262	$0	$481	$1,743	$(100)	$0	$(153)	$(253)	$1,490	$(1,400)	$90
BPS	47	0	917	964	(60)	(88)	0	(148)	816	(329)	487
BRC	423	0	1	424	(46)	(188)	(13)	(247)	177	0	177
CBK	650	44	535	1,229	(43)	(46)	(34)	(123)	1,106	(1,522)	(416)
DUB	735	0	219	954	(204)	0	(6)	(210)	744	(1,110)	(366)
FBF	411	39	0	450	(29)	(19)	0	(48)	402	(360)	42
GLM	694	99	129	922	(75)	(1,049)	(53)	(1,177)	(255)	223	(32)
GST	0	0	3	3	0	0	(395)	(395)	(392)	523	131
HUS	119	0	1	120	(75)	(12)	(14)	(101)	19	0	19
JPM	1,929	0	1	1,930	(540)	(164)	(143)	(847)	1,083	(1,080)	3
MSB	98	0	0	98	(218)	0	0	(218)	(120)	0	(120)
MYC	0	0	53	53	0	0	(104)	(104)	(51)	0	(51)
NAB	2,937	0	0	2,937	0	0	0	0	2,937	(2,410)	527
RYL	0	0	0	0	0	0	(12)	(12)	(12)	0	(12)
SCX	715	0	0	715	0	0	0	0	715	(340)	375
UAG	368	0	0	368	(196)	(3)	0	(199)	169	0	169

Total Over the Counter	$10,388	$182	$2,340	$12,910	$(1,586)	$(1,569)	$(927)	$(4,082)

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

September 30, 2015 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$22	$22
Futures	0	0	0	0	135	135
Swap Agreements	0	2	0	0	246	248

	$0	$2	$0	$0	$403	$405

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,388	$0	$10,388
Purchased Options	0	0	0	83	99	182
Swap Agreements	0	149	0	1,979	212	2,340

	$0	$149	$0	$12,450	$311	$12,910

	$0	$151	$0	$12,450	$714	$13,315

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$204	$204
Swap Agreements	0	0	0	0	192	192

	$0	$0	$0	$0	$396	$396

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,586	$0	$1,586
Written Options	0	193	0	1,005	371	1,569
Swap Agreements	0	850	0	59	18	927

	$0	$1,043	$0	$2,650	$389	$4,082

	$0	$1,043	$0	$2,650	$785	$4,478

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	(1,442)	(1,442)
Swap Agreements	0	(540)	0	0	6,294	5,754

	$0	$(540)	$0	$0	$4,851	$4,311

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,403	$0	$3,403
Purchased Options	0	(9)	0	198	(406)	(217)
Written Options	0	34	0	845	654	1,533
Swap Agreements	0	(1)	0	(4,689)	56	(4,634)

	$0	$24	$0	$(243)	$304	$85

	$0	$(516)	$0	$(243)	$5,155	$4,396

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	2,184	2,184
Swap Agreements	0	267	0	0	(10,298)	(10,031)

	$0	$267	$0	$0	$(8,108)	$(7,841)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,830)	$0	$(8,830)
Purchased Options	0	0	0	(41)	88	47
Written Options	0	(75)	0	896	194	1,015
Swap Agreements	0	176	0	7,782	180	8,138

	$0	$101	$0	$(193)	$462	$370

	$0	$368	$0	$(193)	$(7,646)	$(7,471)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	163

Schedule of Investments PIMCO Global Bond Fund (U.S. Dollar-Hedged) (Cont.)

September 30, 2015 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$340	$0	$340
Brazil
Corporate Bonds & Notes	0	1,965	0	1,965
Sovereign Issues	0	10,234	0	10,234
Canada
Corporate Bonds & Notes	0	505	0	505
Mortgage-Backed Securities	0	1,243	0	1,243
Sovereign Issues	0	9,340	0	9,340
Cayman Islands
Asset-Backed Securities	0	1,778	0	1,778
Convertible Bonds & Notes	0	597	0	597
China
Corporate Bonds & Notes	0	900	0	900
Denmark
Corporate Bonds & Notes	0	43,866	0	43,866
France
Sovereign Issues	0	36,260	0	36,260
Germany
Corporate Bonds & Notes	0	4,132	0	4,132
Sovereign Issues	0	3,080	0	3,080
Greece
Corporate Bonds & Notes	0	1,758	0	1,758
Ireland
Asset-Backed Securities	0	195	0	195
Corporate Bonds & Notes	0	7,093	0	7,093
Italy
Corporate Bonds & Notes	0	8,880	0	8,880
Mortgage-Backed Securities	0	2,798	0	2,798
Sovereign Issues	0	52,498	0	52,498
Japan
Corporate Bonds & Notes	0	597	0	597
Sovereign Issues	0	64,375	0	64,375
Jersey, Channel Islands
Asset-Backed Securities	0	987	0	987
Luxembourg
Corporate Bonds & Notes	0	1,651	0	1,651
Mexico
Sovereign Issues	0	3,513	0	3,513
Netherlands
Asset-Backed Securities	0	1,213	0	1,213
Corporate Bonds & Notes	0	828	0	828
Norway
Corporate Bonds & Notes	0	2,015	0	2,015
Sovereign Issues	0	3,292	0	3,292
Poland
Sovereign Issues	0	27	0	27
Portugal
Corporate Bonds & Notes	0	1,799	0	1,799
Slovenia
Sovereign Issues	0	18,511	0	18,511
Spain
Corporate Bonds & Notes	0	1,279	0	1,279
Sovereign Issues	0	25,199	0	25,199

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Supranational
Corporate Bonds & Notes	$0	$454	$0	$454
Sweden
Corporate Bonds & Notes	0	2,838	0	2,838
Sovereign Issues	0	511	0	511
Switzerland
Corporate Bonds & Notes	0	10,331	0	10,331
United Kingdom
Asset-Backed Securities	0	1,035	0	1,035
Bank Loan Obligations	0	1,595	0	1,595
Corporate Bonds & Notes	0	13,586	0	13,586
Mortgage-Backed Securities	0	9,919	0	9,919
Sovereign Issues	0	21,828	0	21,828
United States
Asset-Backed Securities	0	34,014	0	34,014
Bank Loan Obligations	0	1,294	0	1,294
Corporate Bonds & Notes	0	11,143	0	11,143
Mortgage-Backed Securities	0	19,969	0	19,969
Preferred Securities	40	0	0	40
U.S. Government Agencies	0	13,290	0	13,290
U.S. Treasury Obligations	0	62,513	0	62,513
Short-Term Instruments
Certificates of Deposit	0	2,003	0	2,003
Repurchase Agreements	0	729	0	729
Short-Term Notes	0	5,219	0	5,219
Japan Treasury Bills	0	15,422	0	15,422
U.S. Treasury Bills	0	129	0	129
	$40	$540,570	$0	$540,610

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,394	$0	$0	$1,394

Total Investments	$1,434	$540,570	$0	$542,004

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(43,884)	$0	$(43,884)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	135	270	0	405
Over the counter	0	12,910	0	12,910
	$135	$13,180	$0	$13,315

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(204)	(192)	0	(396)
Over the counter	0	(4,082)	0	(4,082)
	$(204)	$(4,274)	$0	$(4,478)

Totals	$1,365	$505,592	$0	$506,957

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Notes to Financial Statements

September 30, 2015 (Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	165

Notes to Financial Statements (Cont.)

circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price

166	PIMCO INTERNATIONAL BOND FUNDS

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of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below) are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation

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Notes to Financial Statements (Cont.)

Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.
■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted

168	PIMCO INTERNATIONAL BOND FUNDS

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prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered

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Notes to Financial Statements (Cont.)

Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund or Funds. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of September 30, 2015, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and

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volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Funds’ prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedules of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero

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coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Certain Funds may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

(b) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in Institutional Class or Class M shares of the Trust and PIMCO Equity Series, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2015 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund
Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$212,491	$50,852	$(43,349)	$(17,199)	$(17,186)	$185,609	$5,547	$0
PIMCO Emerging Markets Bond Fund	78,169	8,007	(30,028)	(3,184)	(1,673)	51,291	1,540	0
PIMCO Emerging Markets Corporate Bond Fund	122,395	13,273	(37,142)	(5,197)	(3,517)	89,812	2,547	0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	9,440	91,911	(57,599)	1	(2)	43,751	12	0
Totals	$422,513	$164,043	$(168,136)	$(25,579)	$(22,378)	$370,463	$9,646	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

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Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$21	$0	$(21)	$0	$0	$0	$0	$0
PIMCO Emerging Markets Bond Fund	11	0	(11)	0	0	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	16	0	(16)	0	0	0	0	0
PIMCO Emerging Markets Currency Fund	12	0	(12)	0	0	0	0	0
PIMCO Foreign Bond Fund (Unhedged)	16	0	(16)	0	0	0	0	0
PIMCO Global Advantage® Strategy Bond Fund	18	0	(18)	0	0	0	0	0
PIMCO Global Bond Fund (Unhedged)	11	0	(11)	0	0	0	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10	0	(10)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$1,111,475	$1,446,100	$(1,397,400)	$116	$(420)	$1,159,871	$2,700	$0
PIMCO Emerging Markets Bond Fund	216,171	518,391	(543,500)	23	(78)	191,007	591	0
PIMCO Emerging Markets Corporate Bond Fund	17,431	104,138	(112,700)	1	(4)	8,866	38	0
PIMCO Emerging Markets Currency Fund	1,504,286	2,481,426	(3,059,501)	246	(475)	925,982	2,526	0
PIMCO Foreign Bond Fund (Unhedged)	201,664	304,302	(497,930)	58	(26)	8,068	102	0
PIMCO Global Advantage® Strategy Bond Fund	143,308	483,736	(626,900)	34	(20)	158	136	0
PIMCO Global Bond Fund (Unhedged)	31,413	143,829	(173,000)	7	(5)	2,244	28	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	56,061	123,240	(177,901)	1	(7)	1,394	140	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest

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income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  Certain Funds may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  Certain Funds may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of

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loss in excess of Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write or purchase options to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments they own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  Certain Funds may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Credit Default Swaptions  Certain Funds may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  Certain Funds may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  Certain Funds may write or purchase foreign currency options. Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest

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rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap (see below), however, in applying certain of a Fund’s investment policies and restrictions the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swap agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap

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agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  Certain Funds may enter into cross-currency swap agreements to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate.

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Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Volatility Swap Agreements  Certain Funds also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying reference instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying reference instrument. For example, a Fund may enter into a volatility swap in order to take the position that the reference instrument’s volatility will increase over a particular period of time. If the reference instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the reference instrument’s volatility does not increase over the specified time, the Funds will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Funds would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Funds would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Funds (or Acquired Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Acquired Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Acquired Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Acquired Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Acquired Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Acquired Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Acquired Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Acquired Funds, which will vary. Investing indirectly in an Acquired Fund involves certain additional expenses and tax effects that would not be present in a direct investment in the Acquired Fund.

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Certain Funds’ investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Acquired Funds’) investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Acquired Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund (or Acquired Funds) may lose money if these changes are not anticipated by a Fund (or Acquired Funds) management. A Fund (or Acquired Funds) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund (or Acquired Funds) to lose value. If a Fund lost enough value, the Fund (or Acquired Funds) could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds (or Acquired Funds) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions —which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s (or Acquired Funds’) performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds (or Acquired Funds) could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds (or Acquired Funds) to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

If a Fund (or Acquired Funds) invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Acquired Funds), or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of

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Notes to Financial Statements (Cont.)

reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Acquired Funds’) investments in foreign currency-denominated securities may reduce the Fund’s (or Acquired Funds’) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  A Fund (or Acquired Funds) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Acquired Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund (or Acquired Funds) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Acquired Funds) has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Funds (or Acquired Funds) through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund (or Acquired Funds) exceed a predetermined threshold, such counterparty shall advance collateral to the Fund (or Acquired Funds) in the form of cash or securities equal in value to the unpaid amount owed to the Fund (or Acquired Funds). A Fund (or Acquired Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Acquired Funds) subsequently decreases, the Fund (or Acquired Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund (or Acquired Funds) has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as

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such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO Emerging Local Bond Fund	0.45%	0.45%	0.55%	0.45%	0.65%	0.65%
PIMCO Emerging Markets Bond Fund	0.45%	0.38%	0.48%	0.38%	0.50%	0.50%
PIMCO Emerging Markets Corporate Bond Fund	0.75%	0.40%	0.50%	N/A	0.55%	0.55%
PIMCO Emerging Markets Currency Fund	0.45%	0.40%	0.50%	0.40%	0.55%	0.55%
PIMCO Emerging Markets Full Spectrum Bond Fund	0.59%	0.40%	0.50%	N/A	0.55%	0.55%
PIMCO Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.35%	0.25%	0.40%	0.40%
PIMCO Global Advantage® Strategy Bond Fund	0.40%	0.30%	0.40%	N/A	0.45%	0.45%
PIMCO Global Bond Fund (Unhedged)	0.25%	0.30%	0.40%	0.30%	0.45%	N/A
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.40%	0.30%	N/A	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to

0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or

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allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has agreed to waive a portion of the PIMCO Emerging Markets Corporate Bond Fund’s Supervisory and Administrative Fees in the Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% (calculated as a percentage of the Fund’s average daily net assets attributable to each class).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Fund’s annualized total portfolio operating expenses plus the amount reimbursed does not exceed the operating expense limitation. The recoverable amounts to PIMCO at September 30, 2015, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO Emerging Markets Full Spectrum Bond Fund	$7

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2015, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days notice prior to the end of the contract term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2015, the amount waived was $1,903,561.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO Emerging Local Bond Fund	$107,173	$409
PIMCO Emerging Markets Bond Fund	8,352	90,541
PIMCO Emerging Markets Corporate Bond Fund	22,680	27,976
PIMCO Emerging Markets Currency Fund	405,192	0
PIMCO Foreign Bond Fund (Unhedged)	3,023	24,144
PIMCO Global Advantage® Strategy Bond Fund	10,843	7,723
PIMCO Global Bond Fund (Unhedged)	8,681	2,105
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	6,959	2,800

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	183

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Emerging Local Bond Fund	$72,275	$72,280	$976,005	$1,698,690
PIMCO Emerging Markets Bond Fund	5,799	1,824	280,912	480,956
PIMCO Emerging Markets Corporate Bond Fund	0	0	88,719	142,964
PIMCO Emerging Markets Currency Fund	183,502	183,537	650,848	642,899
PIMCO Emerging Markets Full Spectrum Bond Fund	0	0	72,131	110,518
PIMCO Foreign Bond Fund (Unhedged)	2,484,808	2,538,636	670,330	1,157,734
PIMCO Global Advantage Strategy Bond Fund	1,443,761	1,434,314	453,297	575,501
PIMCO Global Bond Fund (Unhedged)	929,630	944,109	145,205	252,310
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	709,482	700,889	142,439	87,546

†	A zero balance may reflect actual amounts rounding to less than one thousand.

184	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2015 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Local Bond Fund (1)				PIMCO Emerging Markets Bond Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	81,693	$625,930	342,237	$3,187,374	17,670	$180,641	61,144	$652,816
Class P	3,106	23,910	15,590	143,138	3,363	34,883	17,674	188,206
Administrative Class	512	3,868	1,206	10,705	358	3,707	672	7,408
Class D	332	2,461	4,342	41,127	2,396	24,872	6,340	69,696
Class A	358	2,730	1,483	13,613	7,633	79,709	5,380 ^	58,547 ^
Class B	0	0	0	0	0	0	3	33
Class C	52	404	416	3,779	266	2,719	796	8,563
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	22,046	166,469	47,462	427,861	2,792	28,068	15,917	172,651
Class P	462	3,488	1,366	12,404	391	3,939	1,126	11,957
Administrative Class	87	657	197	1,781	19	188	55	588
Class D	131	990	949	8,877	399	4,015	1,343	14,353
Class A	184	1,390	639	5,843	459	4,627	1,482	15,874
Class B	0	0	0	0	0	0	2	19
Class C	71	534	222	2,017	147	1,480	498	5,305
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(212,074)	(1,592,186)	(437,765)	(3,900,072)	(34,459)	(345,941)	(369,995)	(4,010,796)
Class P	(8,872)	(66,952)	(33,972)	(305,494)	(8,145)	(82,231)	(18,500)	(193,961)
Administrative Class	(1,024)	(8,122)	(1,508)	(13,474)	(346)	(3,512)	(1,162)	(12,739)
Class D	(1,737)	(13,261)	(75,100)	(715,615)	(5,691)	(57,651)	(15,403)	(166,087)
Class A	(2,621)	(20,190)	(13,819)	(126,105)	(9,575)	(97,771)	(20,831)	(225,847)
Class B	0	0	0	0	0	0	(134)^	(1,460)^
Class C	(1,316)	(10,110)	(4,348)	(39,046)	(1,405)	(14,184)	(4,341)	(46,187)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(118,610)	$(877,990)	(150,403)	$(1,241,287)	(23,728)	$(232,442)	(317,934)	$(3,451,061)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	185

Notes to Financial Statements (Cont.)

	PIMCO Emerging Markets Corporate Bond Fund (2)				PIMCO Emerging Markets Currency Fund (3)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,496	$35,415	14,196	$160,108	20,237	$188,214	211,711	$2,052,992
Class P	10	100	317	3,571	85	772	1,320	13,197
Administrative Class	0	0	0	0	43	391	525	5,199
Class D	97	1,029	54	573	64	575	735	7,232
Class A	32	338	67	726	83	748	351	3,421
Class B	0	0	0	0	0	0	0	0
Class C	1	7	31	339	14	133	50	493
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	513	5,312	3,351	38,085	8,250	74,117	13,175	127,678
Class P	3	34	6	66	15	139	41	398
Administrative Class	0	0	0	0	10	88	18	175
Class D	0	5	2	22	31	282	94	919
Class A	3	32	9	102	26	230	70	687
Class B	0	0	0	0	0	0	0	0
Class C	1	11	2	24	9	77	21	206
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(9,797)	(101,025)	(110,342)	(1,252,589)	(111,490)	(979,179)	(118,235)	(1,136,059)
Class P	(8)	(84)	(234)	(2,585)	(852)	(7,552)	(3,549)	(34,836)
Administrative Class	0	0	0	0	(569)	(5,199)	(143)	(1,375)
Class D	(101)	(1,070)	(102)	(1,094)	(1,234)	(11,085)	(3,890)	(37,453)
Class A	(100)	(1,053)	(234)	(2,698)	(687)	(6,175)	(3,944)	(39,044)
Class B	0	0	0	0	0	0	0	0
Class C	(16)	(166)	(40)	(456)	(348)	(3,135)	(1,464)	(14,206)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(5,866)	$(61,115)	(92,917)	$(1,055,806)	(86,313)	$(746,559)	96,886	$949,624

186	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2015 (Unaudited)

PIMCO Emerging Markets Full Spectrum Bond Fund (4)				PIMCO Foreign Bond Fund (Unhedged)				PIMCO Global Advantage® Strategy Bond Fund (5)
Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

11,242	$82,798	31,683	$276,538	9,094	$85,015	60,269	$629,146	38,130	$393,578	36,232	$397,527
126	974	287	2,559	991	9,372	7,731	78,477	42	440	971	11,049
0	0	0	0	384	3,581	601	6,098	0	0	0	0
12	95	242	2,155	6,043	56,357	11,701	119,760	70	709	478	5,286
12	89	144	1,298	904	8,500	2,705	27,858	55	554	216	2,421
0	0	0	0	0	0	0	0	0	0	0	0
1	15	36	328	51	482	227	2,340	4	38	129	1,485
0	0	0	0	0	0	0	0	10	108	134	1,491

1,197	9,183	2,440	21,129	1,090	10,162	2,549	26,178	1,957	19,872	5,627	62,569
16	124	27	237	84	788	191	1,953	8	82	35	387
0	0	0	0	18	170	32	333	0	0	0	0
8	63	26	223	371	3,458	955	9,823	10	104	51	571
8	60	20	177	88	822	289	2,982	20	208	70	786
0	0	0	0	0	0	0	0	0	0	0	0
1	6	2	17	13	121	39	403	7	71	22	243
0	0	0	0	0	0	0	0	4	43	10	109

(16,370)	(120,849)	(18,440)	(154,346)	(29,533)	(277,230)	(78,864)	(802,866)	(55,948)	(577,061)	(142,674)	(1,572,502)
(654)	(5,129)	(325)	(2,829)	(4,187)	(39,747)	(6,862)	(69,489)	(842)	(8,503)	(1,943)	(21,222)
0	0	0	0	(193)	(1,809)	(469)	(4,746)	0	0	0	0
(158)	(1,193)	(854)	(7,634)	(19,332)	(181,260)	(17,536)	(177,325)	(755)	(7,811)	(2,174)	(23,731)
(38)	(293)	(316)	(2,826)	(2,589)	(24,343)	(11,269)	(114,149)	(656)	(6,712)	(2,447)	(27,279)
0	0	0	0	0	0	0	0	0	0	0	0
(10)	(73)	(39)	(343)	(835)	(7,851)	(1,808)	(18,260)	(285)	(2,911)	(965)	(10,643)
0	0	0	0	0	0	0	0	(85)	(882)	(151)	(1,674)

(4,607)	$(34,130)	14,933	$136,683	(37,538)	$(353,412)	(29,519)	$(281,484)	(18,254)	$(188,073)	(106,379)	$(1,173,127)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	187

Notes to Financial Statements (Cont.)

	PIMCO Global Bond Fund (Unhedged) (6)				PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	4,969	$44,421	9,238	$87,612	14,069	$144,362	12,967	$136,357
Class P	8	79	73	695	923	9,519	3,002	31,571
Administrative Class	590	5,298	1,664	15,817	190	1,962	353	3,704
Class D	87	794	468	4,464	0	0	0	0
Class A	0	0	0	0	1,352	13,952	3,515 ^^	37,047 ^^
Class B	0	0	0	0	0	0	19	203
Class C	0	0	0	0	306	3,154	704	7,427
Class R	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	394	3,523	1,464	13,902	313	3,223	2,073	21,546
Class P	1	9	3	26	26	264	136	1,410
Administrative Class	143	1,282	378	3,591	4	46	26	269
Class D	21	184	67	635	0	0	0	0
Class A	0	0	0	0	47	488	332	3,444
Class B	0	0	0	0	0	0	0	3
Class C	0	0	0	0	7	75	110	1,142
Class R	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(11,797)	(105,683)	(25,203)	(236,741)	(8,693)	(89,471)	(13,091)	(137,957)
Class P	(22)	(201)	(95)	(899)	(1,169)	(12,029)	(1,092)	(11,429)
Administrative Class	(2,220)	(19,806)	(5,244)	(49,364)	(52)	(538)	(171)	(1,809)
Class D	(564)	(5,058)	(1,848)	(17,420)	0	0	0	0
Class A	0	0	0	0	(1,157)	(11,889)	(3,228)	(33,974)
Class B	0	0	0	0	0	0	(37)^^	(396)^^
Class C	0	0	0	0	(334)	(3,432)	(566)	(5,933)
Class R	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(8,390)	$(75,158)	(19,035)	$(177,682)	5,832	$59,686	5,052	$52,625

(1)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 59% of the Fund, and each of the two shareholders are related parties of the Fund.*
(2)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 50% of the Fund, and each of the two shareholders are related parties of the Fund.*
(3)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 91% of the Fund, and each of the two shareholders are related parties of the Fund.*
(4)	As of September 30, 2015, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 17% of the Fund.
(5)

As of September 30, 2015, three shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 40% of the Fund. One shareholder is a related party and comprises 15% of the Fund.*

(6)	As of September 30, 2015, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 31% of the Fund.
*	Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.
^	At the NYSE Close on March 25, 2015, 18 Class B shares in the amount of $182 converted into Class A shares of the Fund.
^^	At the NYSE Close on March 25, 2015, 11 Class B shares in the amount of $115 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF

Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012,

188	PIMCO INTERNATIONAL BOND FUNDS

September 30, 2015 (Unaudited)

BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

Expiration of Accumulated Capital Losses (amounts in thousands) (1)
	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO Emerging Local Bond Fund	$—	$—	$—	$—
PIMCO Emerging Markets Bond Fund	—	—	—	—
PIMCO Emerging Markets Corporate Bond Fund	—	—	—	—
PIMCO Emerging Markets Currency Fund	—	249,576	368,611	—
PIMCO Emerging Markets Full Spectrum Bond Fund	—	—	—	—
PIMCO Foreign Bond Fund (Unhedged)	—	—	—	—
PIMCO Global Advantage Strategy Bond Fund	—	—	—	—
PIMCO Global Bond Fund (Unhedged)	—	—	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	—	—	—	—

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Emerging Local Bond Fund	$8,345	$76,988
PIMCO Emerging Markets Bond Fund	—	—
PIMCO Emerging Markets Corporate Bond Fund*	17,747	11,870
PIMCO Emerging Markets Currency Fund	370,372	229,429
PIMCO Emerging Markets Full Spectrum Bond Fund	555	7,634
PIMCO Foreign Bond Fund (Unhedged)	—	—
PIMCO Global Advantage Strategy Bond Fund	—	—
PIMCO Global Bond Fund (Unhedged)	—	—
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	—	—

(1)*	Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	189

Notes to Financial Statements (Cont.)

September 30, 2015 (Unaudited)

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (2)
PIMCO Emerging Local Bond Fund	$8,075,370	$3,019	$(1,966,875)	$(1,963,856)
PIMCO Emerging Markets Bond Fund	2,217,491	10,972	(307,193)	(296,221)
PIMCO Emerging Markets Corporate Bond Fund	257,585	966	(43,592)	(42,626)
PIMCO Emerging Markets Currency Fund	5,487,746	11,188	(436,131)	(424,943)
PIMCO Emerging Markets Full Spectrum Bond Fund	464,403	0	(93,383)	(93,383)
PIMCO Foreign Bond Fund (Unhedged)	1,805,924	43,105	(116,207)	(73,102)
PIMCO Global Advantage Strategy Bond Fund	1,865,563	38,981	(113,848)	(74,867)
PIMCO Global Bond Fund (Unhedged)	635,476	16,251	(34,637)	(18,386)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	563,640	8,582	(30,218)	(21,636)

(2)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. SUBSEQUENT EVENTS

Effective October 1, 2015, the advisory fee for the PIMCO Emerging Markets Corporate Bond Fund was decreased by 0.20% to 0.55% causing the Fund’s Total Annual Fund Operating Expenses to decrease.

There were no other subsequent events identified that require recognition or disclosure.

190	PIMCO INTERNATIONAL BOND FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CFR	Credit Suisse Securities (Europe) Ltd.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira
CZK	Czech Koruna	NGN	Nigerian Naira	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade	iBR	Indicador Bancario de Referencia
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	OIS	Overnight Index Swap
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JSC	Joint Stock Company	THBFIX	Thai Baht Floating-Rate Fix
BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBD	To Be Determined
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	191

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees

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and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in

194	PIMCO INTERNATIONAL BOND FUNDS

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advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group”

of comparable funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

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(Unaudited)

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers.

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(Unaudited)

The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

198	PIMCO INTERNATIONAL BOND FUNDS

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	199

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4005SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest substantially all of their assets in Institutional Class or Class M shares of any funds of PIMCO Funds or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a fund’s performance or cause a fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: allocation risk, fund of funds risk, market trading risk, municipal project-specific risk, municipal bond risk, interest rate risk, call risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, futures contract risk, model risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, smaller company risk, issuer non-diversification risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on a Fund. For example, a small investment in a derivative instrument may have a significant impact on a Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the Funds (Cont.)

and substantial loss or gain, which translates into heightened volatility for the Fund. A Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. A Fund may invest a significant portion of its assets in these types of instruments. If it does, a Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if a Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that a Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. A Fund’s total annual operating expense ratios on each individual Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the relevant Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against a broad-based securities market index

6	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of each Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	12/31/02	04/30/03	04/30/03	04/30/03	01/31/06
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	—	07/29/05	07/29/05	07/29/05	—

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO All Asset Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	-8.79%	-11.34%	2.11%	4.07%	6.51%
PIMCO All Asset Fund Class P	-8.82%	-11.41%	2.01%	3.98%	6.41%
PIMCO All Asset Fund Administrative Class	-8.89%	-11.55%	1.85%	3.81%	6.25%
PIMCO All Asset Fund Class D	-9.06%	-11.71%	1.70%	3.59%	5.97%
PIMCO All Asset Fund Class A	-9.08%	-11.79%	1.59%	3.49%	5.90%
PIMCO All Asset Fund Class A (adjusted)	-12.49%	-15.09%	0.82%	3.10%	5.59%
PIMCO All Asset Fund Class C	-9.45%	-12.50%	0.83%	2.72%	5.11%
PIMCO All Asset Fund Class C (adjusted)	-10.34%	-13.35%	0.83%	2.72%	5.11%
PIMCO All Asset Fund Class R	-9.15%	-11.98%	1.33%	3.21%	5.61%
Barclays U.S. TIPS: 1-10 Year Index	-1.01%	-0.82%	1.79%	3.56%	4.35%
Consumer Price Index + 500 Basis Points	3.23%	4.97%	6.71%	6.80%	7.13%
Lipper Alternative Global Macro Funds Average	-7.33%	-6.31%	2.45%	3.87%	6.12%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.025% for Institutional Class shares, 1.125% for Class P shares, 1.275% for Administrative Class shares, 1.425% for Class D shares, 1.525% for Class A shares, 2.275% for Class C shares, and 1.775% for Class R shares.

8	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAAIX	Class P - PALPX	Class C - PASCX	Class R - PATRX
Class A - PASAX	Administrative Class - PAALX	Class D - PASDX

Allocation Breakdown†

PIMCO Emerging Markets Currency Fund	12.3%
PIMCO Emerging Local Bond Fund	9.4%
PIMCO RAE Low Volatility PLUS EMG Fund	8.7%
PIMCO RAE Worldwide Long/Short PLUS Fund	7.9%
PIMCO Income Fund	6.5%
PIMCO Real Return Asset Fund	6.4%
Other‡	48.8%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

Fund Insights

»

Exposure to emerging market equities, primarily through the PIMCO RAE Fundamental PLUS EMG Fund and the PIMCO RAE Low Volatility PLUS EMG Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Exposure to emerging market bonds and currencies, primarily through the PIMCO Emerging Local Bond Fund and the PIMCO Emerging Markets Currency Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Allocations to alternative strategies, primarily through the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and the PIMCO RAE Worldwide Long/Short PLUS Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Exposure to equities of developed markets ex-U.S., primarily through the PIMCO RAE Fundamental PLUS International Fund and the PIMCO RAE Low Volatility PLUS International Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Holdings of U.S. Treasury Inflation-Protected Securities, primarily through the PIMCO Real Return Asset Fund, detracted from performance, as this Underlying PIMCO Fund posted negative returns during the reporting period.

»

Commodities exposure, primarily through the PIMCO CommoditiesPLUS® Strategy Fund and the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

PIMCO All Asset All Authority Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	-10.23%	-14.51%	-0.18%	3.46%	4.78%
PIMCO All Asset All Authority Fund Class P	-10.38%	-14.61%	-0.28%	3.32%	4.62%
PIMCO All Asset All Authority Fund Class D	-10.44%	-14.83%	-0.56%	3.00%	4.26%
PIMCO All Asset All Authority Fund Class A	-10.42%	-14.83%	-0.63%	2.92%	4.21%
PIMCO All Asset All Authority Fund Class A (adjusted)	-15.35%	-19.51%	-1.75%	2.52%	3.88%
PIMCO All Asset All Authority Fund Class C	-10.76%	-15.52%	-1.38%	2.15%	3.43%
PIMCO All Asset All Authority Fund Class C (adjusted)	-11.64%	-16.33%	-1.38%	2.15%	3.43%
S&P 500 Index	-6.18%	-0.61%	13.34%	6.80%	7.37%
Consumer Price Index + 650 Basis Points	3.96%	6.47%	8.21%	8.30%	8.62%
Lipper Alternative Global Macro Funds Average	-7.33%	-6.31%	2.45%	3.87%	5.49%

All Fund returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 1.87% for Institutional Class shares, 1.97% for Class P shares, 2.27% for Class D shares, 2.32% for Class A shares, and 3.07% for Class C shares.

10	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Institutional Class - PAUIX	Class P - PAUPX	Class D - PAUDX
Class A - PAUAX	Class C - PAUCX

Allocation Breakdown†

PIMCO StocksPLUS Short Fund	14.1%
PIMCO Emerging Markets Currency Fund	8.9%
PIMCO Emerging Local Bond Fund	7.4%
PIMCO RAE Low Volatility PLUS EMG Fund	6.8%
PIMCO Income Fund	6.0%
PIMCO RAE Worldwide Long/Short PLUS Fund	5.9%
Other‡	50.9%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

Fund Insights

»

Exposure to emerging market equities, primarily through the PIMCO RAE Fundamental PLUS EMG Fund and the PIMCO RAE Low Volatility PLUS EMG Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Exposure to emerging market bonds and currencies, primarily through the PIMCO Emerging Local Bond Fund and the PIMCO Emerging Markets Currency Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Allocations to alternative strategies, primarily through the PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and the PIMCO RAE Worldwide Long/Short PLUS Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Exposure to equities of developed markets ex-U.S., primarily through the PIMCO RAE Fundamental PLUS International Fund and the PIMCO RAE Low Volatility PLUS International Fund, detracted from performance, as these Underlying PIMCO Funds posted negative returns during the reporting period.

»

Holdings of U.S. Treasury Inflation-Protected Securities, primarily through the PIMCO Real Return Asset Fund, detracted from performance, as this Underlying PIMCO Fund posted negative returns during the reporting period.

»

Exposure to the inverse of the S&P 500 Index, achieved through the PIMCO StocksPLUS® Short Fund, benefited performance, as this Underlying PIMCO Fund posted positive returns during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

12	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio **
PIMCO All Asset Fund
Institutional Class	$1,000.00	$912.10	$0.26	$1,000.00	$1,024.73	$0.28	0.055%
Class P	1,000.00	911.80	0.74	1,000.00	1,024.23	0.78	0.155
Administrative Class	1,000.00	911.10	1.46	1,000.00	1,023.48	1.54	0.305
Class D	1,000.00	909.40	2.17	1,000.00	1,022.73	2.30	0.455
Class A	1,000.00	909.20	2.65	1,000.00	1,022.23	2.81	0.555
Class C	1,000.00	905.50	6.22	1,000.00	1,018.48	6.59	1.305
Class R	1,000.00	908.50	3.84	1,000.00	1,020.98	4.07	0.805

PIMCO All Asset All Authority Fund
Institutional Class	$1,000.00	$897.70	$3.04	$1,000.00	$1,021.80	$3.23	0.64%
Class P	1,000.00	896.20	3.51	1,000.00	1,021.30	3.74	0.74
Class D	1,000.00	895.60	4.93	1,000.00	1,019.80	5.25	1.04
Class A	1,000.00	895.80	5.17	1,000.00	1,019.55	5.50	1.09
Class C	1,000.00	892.40	8.71	1,000.00	1,015.80	9.27	1.84

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 7 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Benchmark Descriptions

Index	Description

Barclays U.S. TIPS: 1-10 Year Index	Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

14	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
PIMCO All Asset Fund
Institutional Class
04/01/2015 - 09/30/2015+	$11.58	$0.20	$(1.21)	$(1.01)	$(0.17)	$0.00
03/31/2015	12.29	0.54	(0.70)	(0.16)	(0.55)	0.00
03/31/2014	12.58	0.56	(0.30)	0.26	(0.55)	0.00
03/31/2013	12.14	0.71	0.45	1.16	(0.72)	0.00
03/31/2012	12.38	0.82	(0.20)	0.62	(0.86)	0.00
03/31/2011	11.69	0.99	0.64	1.63	(0.94)	0.00
Class P
04/01/2015 - 09/30/2015+	11.60	0.20	(1.21)	(1.01)	(0.17)	0.00
03/31/2015	12.32	0.54	(0.72)	(0.18)	(0.54)	0.00
03/31/2014	12.60	0.55	(0.29)	0.26	(0.54)	0.00
03/31/2013	12.14	0.72	0.42	1.14	(0.68)	0.00
03/31/2012	12.38	0.83	(0.23)	0.60	(0.84)	0.00
03/31/2011	11.70	1.05	0.56	1.61	(0.93)	0.00
Administrative Class
04/01/2015 - 09/30/2015+	11.60	0.19	(1.21)	(1.02)	(0.16)	0.00
03/31/2015	12.32	0.51	(0.71)	(0.20)	(0.52)	0.00
03/31/2014	12.60	0.53	(0.29)	0.24	(0.52)	0.00
03/31/2013	12.11	0.69	0.43	1.12	(0.63)	0.00
03/31/2012	12.36	0.79	(0.21)	0.58	(0.83)	0.00
03/31/2011	11.68	1.01	0.58	1.59	(0.91)	0.00
Class D
04/01/2015 - 09/30/2015+	11.59	0.18	(1.22)	(1.04)	(0.15)	0.00
03/31/2015	12.30	0.48	(0.69)	(0.21)	(0.50)	0.00
03/31/2014	12.58	0.50	(0.28)	0.22	(0.50)	0.00
03/31/2013	12.06	0.67	0.43	1.10	(0.58)	0.00
03/31/2012	12.31	0.76	(0.20)	0.56	(0.81)	0.00
03/31/2011	11.64	1.01	0.56	1.57	(0.90)	0.00
Class A
04/01/2015 - 09/30/2015+	11.60	0.17	(1.22)	(1.05)	(0.14)	0.00
03/31/2015	12.31	0.46	(0.68)	(0.22)	(0.49)	0.00
03/31/2014	12.59	0.50	(0.29)	0.21	(0.49)	0.00
03/31/2013	12.04	0.64	0.44	1.08	(0.53)	0.00
03/31/2012	12.29	0.74	(0.19)	0.55	(0.80)	0.00
03/31/2011	11.62	0.94	0.60	1.54	(0.87)	0.00

Please see footnotes on page 20.

16	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$10.40	(8.79)%	$20,320,261	0.055	%*	0.225	%*	0.055	%*	0.225	%*	3.58	%*	13%
(0.55)	11.58	(1.36)	24,949,112	0.075		0.225		0.075		0.225		4.37		86
(0.55)	12.29	2.20	27,142,889	0.075		0.225		0.075		0.225		4.59		54
(0.72)	12.58	9.65	26,626,154	0.125		0.225		0.125		0.225		5.69		36
(0.86)	12.14	5.34	21,691,755	0.155		0.225		0.155		0.225		6.72		56
(0.94)	12.38	14.35	16,140,734	0.165		0.225		0.165		0.225		8.15		77

(0.17)	10.42	(8.82)	786,594	0.155	*	0.325	*	0.155	*	0.325	*	3.42	*	13
(0.54)	11.60	(1.53)	1,163,590	0.175		0.325		0.175		0.325		4.38		86
(0.54)	12.32	2.18	1,210,039	0.175		0.325		0.175		0.325		4.47		54
(0.68)	12.60	9.54	1,507,357	0.225		0.325		0.225		0.325		5.73		36
(0.84)	12.14	5.25	971,650	0.255		0.325		0.255		0.325		6.80		56
(0.93)	12.38	14.15	605,583	0.265		0.325		0.265		0.325		8.57		77

(0.16)	10.42	(8.89)	261,052	0.305	*	0.475	*	0.305	*	0.475	*	3.24	*	13
(0.52)	11.60	(1.68)	430,275	0.325		0.475		0.325		0.475		4.13		86
(0.52)	12.32	2.03	459,772	0.325		0.475		0.325		0.475		4.30		54
(0.63)	12.60	9.38	487,385	0.375		0.475		0.375		0.475		5.58		36
(0.83)	12.11	5.03	355,331	0.405		0.475		0.405		0.475		6.48		56
(0.91)	12.36	14.02	269,338	0.415		0.475		0.415		0.475		8.29		77

(0.15)	10.40	(9.06)	455,647	0.455	*	0.625	*	0.455	*	0.625	*	3.09	*	13
(0.50)	11.59	(1.75)	671,663	0.475		0.625		0.475		0.625		3.92		86
(0.50)	12.30	1.88	841,407	0.475		0.625		0.475		0.625		4.10		54
(0.58)	12.58	9.21	1,071,887	0.525		0.625		0.525		0.625		5.40		36
(0.81)	12.06	4.90	809,555	0.555		0.625		0.555		0.625		6.26		56
(0.90)	12.31	13.84	673,857	0.565		0.625		0.565		0.625		8.28		77

(0.14)	10.41	(9.08)	1,014,502	0.555	*	0.725	*	0.555	*	0.725	*	3.04	*	13
(0.49)	11.60	(1.85)	1,369,369	0.575		0.725		0.575		0.725		3.77		86
(0.49)	12.31	1.78	1,884,760	0.575		0.725		0.575		0.725		4.06		54
(0.53)	12.59	9.08	2,230,692	0.625		0.725		0.625		0.725		5.18		36
(0.80)	12.04	4.80	2,015,779	0.665	(c)	0.735	(c)	0.665	(c)	0.735	(c)	6.12		56
(0.87)	12.29	13.64	1,806,797	0.765		0.825		0.765		0.825		7.72		77

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class C
04/01/2015 - 09/30/2015+	$11.56	$0.13	$(1.22)	$(1.09)	$(0.10)	$0.00
03/31/2015	12.27	0.38	(0.69)	(0.31)	(0.40)	0.00
03/31/2014	12.56	0.40	(0.29)	0.11	(0.40)	0.00
03/31/2013	11.90	0.55	0.43	0.98	(0.32)	0.00
03/31/2012	12.16	0.65	(0.19)	0.46	(0.72)	0.00
03/31/2011	11.51	0.83	0.61	1.44	(0.79)	0.00
Class R
04/01/2015 - 09/30/2015+	11.54	0.16	(1.21)	(1.05)	(0.13)	0.00
03/31/2015	12.25	0.43	(0.68)	(0.25)	(0.46)	0.00
03/31/2014	12.54	0.47	(0.30)	0.17	(0.46)	0.00
03/31/2013	11.98	0.64	0.41	1.05	(0.49)	0.00
03/31/2012	12.24	0.72	(0.21)	0.51	(0.77)	0.00
03/31/2011	11.59	0.98	0.53	1.51	(0.86)	0.00
PIMCO All Asset All Authority Fund
Institutional Class
04/01/2015 - 09/30/2015+	$9.07	$0.21	$(1.13)	$(0.92)	$(0.17)	$0.00
03/31/2015	10.06	0.47	(0.94)	(0.47)	(0.52)	0.00
03/31/2014	10.93	0.56	(0.88)	(0.32)	(0.55)	0.00
03/31/2013	10.63	0.72	0.27	0.99	(0.69)	0.00
03/31/2012	10.80	0.91	(0.20)	0.71	(0.88)	0.00
03/31/2011	10.37	0.87	0.31	1.18	(0.72)	(0.03)
Class P
04/01/2015 - 09/30/2015+	9.08	0.20	(1.13)	(0.93)	(0.17)	0.00
03/31/2015	10.07	0.46	(0.94)	(0.48)	(0.51)	0.00
03/31/2014	10.94	0.51	(0.84)	(0.33)	(0.54)	0.00
03/31/2013	10.62	0.70	0.29	0.99	(0.67)	0.00
03/31/2012	10.79	0.92	(0.22)	0.70	(0.87)	0.00
03/31/2011	10.37	0.85	0.31	1.16	(0.71)	(0.03)

Please see footnotes on page 20.

18	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.10)	$10.37	(9.45)%	$984,269	1.305	%*	1.475	%*	1.305	%*	1.475	%*	2.28	%*	13%
(0.40)	11.56	(2.58)	1,364,100	1.325		1.475		1.325		1.475		3.06		86
(0.40)	12.27	0.97	1,755,836	1.325		1.475		1.325		1.475		3.29		54
(0.32)	12.56	8.31	2,141,098	1.375		1.475		1.375		1.475		4.45		36
(0.72)	11.90	4.05	1,807,849	1.415	(c)	1.485	(c)	1.415	(c)	1.485	(c)	5.43		56
(0.79)	12.16	12.82	1,566,715	1.515		1.575		1.515		1.575		6.95		77

(0.13)	10.36	(9.15)	84,472	0.805	*	0.975	*	0.805	*	0.975	*	2.82	*	13
(0.46)	11.54	(2.10)	109,171	0.825		0.975		0.825		0.975		3.55		86
(0.46)	12.25	1.48	139,215	0.825		0.975		0.825		0.975		3.84		54
(0.49)	12.54	8.81	140,896	0.875		0.975		0.875		0.975		5.17		36
(0.77)	11.98	4.51	78,655	0.965	(d)	1.035	(d)	0.965	(d)	1.035	(d)	6.03		56
(0.86)	12.24	13.33	46,994	1.065		1.125		1.065		1.125		8.06		77

$(0.17)	$7.98	(10.23)%	$8,020,150	0.64	%*(e)	0.74	%*(e)	0.15	%*	0.25	%*	4.68	%*	13%
(0.52)	9.07	(4.80)	10,944,124	0.70	(e)	0.78	(e)	0.17		0.25		4.74		75
(0.55)	10.06	(2.80)	15,257,211	0.82	(e)	0.89	(e)	0.18		0.25		5.43		65
(0.69)	10.93	9.40	15,915,147	0.83	(e)	0.87	(e)	0.21		0.25		6.56		18
(0.88)	10.63	7.11	7,813,207	0.69	(e)	0.72	(e)	0.22		0.25		8.51		55
(0.75)	10.80	11.65	4,370,025	0.56	(e)	0.56	(e)	0.25		0.25		8.01		68

(0.17)	7.98	(10.38)	1,339,019	0.74	*(e)	0.84	*(e)	0.25	*	0.35	*	4.37	*	13
(0.51)	9.08	(4.89)	2,455,193	0.80	(e)	0.88	(e)	0.27		0.35		4.59		75
(0.54)	10.07	(2.91)	3,787,152	0.92	(e)	0.99	(e)	0.28		0.35		4.96		65
(0.67)	10.94	9.35	6,376,178	0.93	(e)	0.97	(e)	0.31		0.35		6.41		18
(0.87)	10.62	7.02	2,999,496	0.79	(e)	0.82	(e)	0.32		0.35		8.59		55
(0.74)	10.79	11.46	1,651,590	0.66	(e)	0.66	(e)	0.35		0.35		7.82		68

Please see footnotes on page 20.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class D
04/01/2015 - 09/30/2015+	$9.05	$0.18	$(1.12)	$(0.94)	$(0.15)	$0.00
03/31/2015	10.03	0.42	(0.92)	(0.50)	(0.48)	0.00
03/31/2014	10.90	0.48	(0.84)	(0.36)	(0.51)	0.00
03/31/2013	10.54	0.66	0.28	0.94	(0.58)	0.00
03/31/2012	10.71	0.86	(0.19)	0.67	(0.84)	0.00
03/31/2011	10.30	0.79	0.33	1.12	(0.68)	(0.03)
Class A
04/01/2015 - 09/30/2015+	9.08	0.18	(1.12)	(0.94)	(0.15)	0.00
03/31/2015	10.07	0.40	(0.92)	(0.52)	(0.47)	0.00
03/31/2014	10.94	0.48	(0.85)	(0.37)	(0.50)	0.00
03/31/2013	10.56	0.65	0.30	0.95	(0.57)	0.00
03/31/2012	10.74	0.84	(0.18)	0.66	(0.84)	0.00
03/31/2011	10.33	0.78	0.33	1.11	(0.67)	(0.03)
Class C
04/01/2015 - 09/30/2015+	9.08	0.15	(1.12)	(0.97)	(0.12)	0.00
03/31/2015	10.07	0.34	(0.93)	(0.59)	(0.40)	0.00
03/31/2014	10.94	0.41	(0.85)	(0.44)	(0.43)	0.00
03/31/2013	10.46	0.57	0.28	0.85	(0.37)	0.00
03/31/2012	10.65	0.77	(0.19)	0.58	(0.77)	0.00
03/31/2011	10.26	0.72	0.30	1.02	(0.60)	(0.03)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.10% to an annual rate of 0.35%.
(e)	Ratio of expenses to average net assets includes line of credit expenses.
(f)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.15% to an annual rate of 0.25%.

20	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.15)	$7.96	(10.44)%	$426,118	1.04	%*(e)	1.14	%*(e)	0.55	%*	0.65	%*	4.11	%*	13%
(0.48)	9.05	(5.11)	737,268	1.10	(e)	1.18	(e)	0.57		0.65		4.28		75
(0.51)	10.03	(3.21)	1,219,268	1.22	(e)	1.29	(e)	0.58		0.65		4.69		65
(0.58)	10.90	8.98	1,994,391	1.23	(e)	1.27	(e)	0.61		0.65		6.04		18
(0.84)	10.54	6.79	1,146,466	1.09	(e)	1.12	(e)	0.62		0.65		8.17		55
(0.71)	10.71	11.13	646,732	0.96	(e)	0.96	(e)	0.65		0.65		7.34		68

(0.15)	7.99	(10.42)	969,183	1.09	*(e)	1.19	*(e)	0.60	*	0.70	*	4.14	*	13
(0.47)	9.08	(5.26)	1,484,897	1.15	(e)	1.23	(e)	0.62		0.70		4.02		75
(0.50)	10.07	(3.25)	3,312,097	1.27	(e)	1.34	(e)	0.63		0.70		4.66		65
(0.57)	10.94	9.01	5,312,366	1.28	(e)	1.32	(e)	0.66		0.70		5.98		18
(0.84)	10.56	6.60	3,163,944	1.15	(e)(f)	1.18	(e)(f)	0.68	(f)	0.71	(f)	7.87		55
(0.70)	10.74	10.92	2,181,350	1.16	(e)	1.16	(e)	0.85		0.85		7.27		68

(0.12)	7.99	(10.76)	1,227,834	1.84	*(e)	1.94	*(e)	1.35	*	1.45	*	3.40	*	13
(0.40)	9.08	(5.98)	1,878,807	1.90	(e)	1.98	(e)	1.37		1.45		3.46		75
(0.43)	10.07	(3.97)	3,207,862	2.02	(e)	2.09	(e)	1.38		1.45		3.99		65
(0.37)	10.94	8.11	4,592,645	2.03	(e)	2.07	(e)	1.41		1.45		5.29		18
(0.77)	10.46	5.87	2,540,771	1.90	(e)(f)	1.93	(e)(f)	1.43	(f)	1.46	(f)	7.28		55
(0.63)	10.65	10.11	1,562,700	1.91	(e)	1.91	(e)	1.60		1.60		6.70		68

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Assets:
Investments, at value
Investments in securities*	$1,115	$1,222
Investments in Affiliates	23,931,014	17,295,737
Cash	1	1
Receivable for investments in Affiliates sold	75,720	146,896
Receivable for Fund shares sold	35,806	8,542
Dividends receivable from Affiliates	42,691	27,159
Reimbursement receivable from PIMCO	3,413	904
Total Assets	24,089,760	17,480,461

Liabilities:
Borrowings & Other Financing Transactions
Payable for line of credit	$0	$5,252,050
Payable for investments in Affiliates purchased	119,281	174,952
Payable for Fund shares redeemed	57,307	66,613
Accrued investment advisory fees	3,542	2,092
Accrued supervisory and administrative fees	1,584	1,081
Accrued distribution fees	804	892
Accrued servicing fees	445	477
Total Liabilities	182,963	5,498,157

Net Assets	$23,906,797	$11,982,304
Net Assets Consist of:
Paid in capital	$29,488,514	$18,617,624
Undistributed net investment income	122,178	91,900
Accumulated undistributed net realized (loss)	(1,543,205)	(3,092,252)
Net unrealized (depreciation)	(4,160,690)	(3,634,968)
	$23,906,797	$11,982,304

Cost of Investments in securities	$1,115	$1,222
Cost of Investments in Affiliates	$28,091,704	$20,930,705

* Includes repurchase agreements of:	$1,115	$1,222

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund
Net Assets:
Institutional Class	$20,320,261	$8,020,150
Class P	786,594	1,339,019
Administrative Class	261,052	NA
Class D	455,647	426,118
Class A	1,014,502	969,183
Class C	984,269	1,227,834
Class R	84,472	NA
Shares Issued and Outstanding:
Institutional Class	1,954,380	1,005,068
Class P	75,510	167,698
Administrative Class	25,058	NA
Class D	43,806	53,552
Class A	97,447	121,345
Class C	94,901	153,675
Class R	8,155	NA
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.40	$7.98
Class P	10.42	7.98
Administrative Class	10.42	NA
Class D	10.40	7.96
Class A	10.41	7.99
Class C	10.37	7.99
Class R	10.36	NA

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited) (Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:
Dividends from Investments in Affiliates	$508,288	$411,230
Total Income	508,288	411,230

Expenses:
Investment advisory fees	24,604	15,655
Supervisory and administrative fees	11,216	8,306
Distribution and/or servicing fees - Administrative Class	462	0
Distribution and/or servicing fees - Class D	766	767
Distribution fees - Class C	4,588	6,079
Distribution fees - Class R	126	0
Servicing fees - Class A	1,560	1,609
Servicing fees - Class C	1,529	2,026
Servicing fees - Class R	126	0
Interest expense	8	38,146
Miscellaneous expense	0	3
Total Expenses	44,985	72,591
Waiver and/or Reimbursement by PIMCO	(24,541)	(8,181)
Net Expenses	20,444	64,410

Net Investment Income	487,844	346,820

Net Realized (Loss):
Investments in Affiliates	(507,840)	(1,111,507)

Net Realized (Loss)	(507,840)	(1,111,507)

Net Change in Unrealized (Depreciation):
Investments in Affiliates	(2,400,510)	(755,800)

Net Change in Unrealized (Depreciation)	(2,400,510)	(755,800)

Net (Decrease) in Net Assets Resulting from Operations	$(2,420,506)	$(1,520,487)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Statements of Changes in Net Assets

(Amounts in thousands†)	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$487,844	$1,404,580	$346,820	$1,082,049
Net realized gain (loss)	(507,840)	754,359	(1,111,507)	(669,960)
Net change in unrealized (depreciation)	(2,400,510)	(2,606,155)	(755,800)	(1,563,952)

Net (decrease) in net assets resulting from operations	(2,420,506)	(447,216)	(1,520,487)	(1,151,863)

Distributions to Shareholders:
From net investment income
Institutional Class	(346,610)	(1,212,297)	(186,146)	(695,809)
Class P	(14,067)	(57,071)	(33,841)	(174,575)
Administrative Class	(4,829)	(19,512)	0	0
Class D	(7,469)	(31,582)	(9,511)	(49,239)
Class A	(15,137)	(64,577)	(20,306)	(100,635)
Class B	0	(123)^	0	0
Class C	(10,765)	(52,059)	(20,198)	(100,750)
Class R	(1,147)	(4,788)	0	0

Total Distributions(a)	(400,024)	(1,442,009)	(270,002)	(1,121,008)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(3,329,953)	(1,500,696)	(3,727,496)	(7,010,430)

Total (Decrease) in Net Assets	(6,150,483)	(3,389,921)	(5,517,985)	(9,283,301)

Net Assets:
Beginning of period	30,057,280	33,447,201	17,500,289	26,783,590
End of period*	$23,906,797	$30,057,280	$11,982,304	$17,500,289

*Including undistributed net investment income of:	$122,178	$34,358	$91,900	$15,082

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 11 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited) (Amounts in thousands†)	PIMCO All Asset All Authority Fund
Cash Flows Provided by Operating Activities:
Net (decrease) in net assets resulting from operations	$(1,520,487)

Adjustments to Reconcile Net (Decrease) in Net Assets from Operations to Net Cash Provided by Operating Activities:
Purchases of long-term securities	(2,848,688)
Proceeds from sales of long-term securities	8,534,011
Proceeds from sales of short-term portfolio investments, net	50,696
(Increase) in receivable for investments in Affiliates sold	(88,680)
Decrease in dividends receivable from Affiliates	7,256
Increase in payable for investments in Affiliates purchased	81,444
(Decrease) in accrued investment advisory fees	(890)
(Decrease) in accrued supervisory and administrative fees	(541)
(Decrease) in accrued distribution fees	(467)
(Decrease) in accrued servicing fees	(239)
Increase in reimbursement receivable from PIMCO	664
Net Realized Loss
Investments in Affiliates	1,111,507
Net Change in Unrealized Depreciation
Investments in Affiliates	755,800
Net Cash Provided by Operating Activities	6,081,386

Cash Flows (Used for) Financing Activities:
Proceeds from shares sold	1,205,508
Payments on shares redeemed	(5,095,340)
Net borrowing of line of credit	(2,160,717)
Cash dividend paid*	(30,837)
Net Cash (Used for) Financing Activities	(6,081,386)

Net Increase (Decrease) in Cash and Foreign Currency	0

Cash and Foreign Currency:
Beginning of period	1
End of period	$1
* Reinvestment of distributions	$239,165

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$40,137

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Schedule of Investments PIMCO All Asset Fund

(Unaudited)

September 30, 2015

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$1,115

Total Short-Term Instruments (Cost $1,115)		1,115

Total Investments in Securities (Cost $1,115)		1,115

	SHARES
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.3%
PIMCO CommoditiesPLUS® Strategy Fund	74,479,693	461,029
PIMCO CommodityRealReturn Strategy Fund®	62,467,936	450,394
PIMCO Credit Absolute Return Fund	9,613,736	92,388
PIMCO Diversified Income Fund	5,511,904	56,883
PIMCO Emerging Local Bond Fund	333,025,581	2,254,583
PIMCO Emerging Markets Bond Fund	8,149,682	76,362
PIMCO Emerging Markets Corporate Bond Fund	1,907,028	18,384
PIMCO Emerging Markets Currency Fund	350,316,518	2,949,665
PIMCO EqS® Long/Short Fund	3,613,094	42,996
PIMCO Floating Income Fund	11,420,672	88,853
PIMCO Foreign Bond Fund (Unhedged)	8,065,290	73,475
PIMCO Global Advantage® Strategy Bond Fund	22,691,899	222,834
PIMCO High Yield Fund	85,997,430	743,878
PIMCO High Yield Spectrum Fund	91,263,955	862,444
PIMCO Income Fund	128,133,761	1,549,137
PIMCO Investment Grade Corporate Bond Fund	49,448,234	508,328
PIMCO Long Duration Total Return Fund	24,485,939	278,405
PIMCO Long-Term Credit Fund	15,436,431	184,465

	SHARES	MARKET VALUE (000S)
PIMCO Long-Term U.S. Government Fund	81,789	$891
PIMCO Low Duration Fund	9,870,819	97,425
PIMCO Mortgage Opportunities Fund	16,108,688	178,806
PIMCO RAE Fundamental Advantage PLUS Fund	78,946,561	778,413
PIMCO RAE Fundamental PLUS EMG Fund	145,620,606	1,055,749
PIMCO RAE Fundamental PLUS Fund	9,359,299	53,161
PIMCO RAE Fundamental PLUS International Fund	47,413,211	351,806
PIMCO RAE Fundamental PLUS Small Fund	6,976,728	72,070
PIMCO RAE Low Volatility PLUS EMG Fund	279,732,842	2,075,618
PIMCO RAE Low Volatility PLUS Fund	40,018,116	394,979
PIMCO RAE Low Volatility PLUS International Fund	110,169,656	977,205
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	112,397,961	974,490
PIMCO RAE Worldwide Long/Short PLUS Fund	215,750,714	1,896,449
PIMCO Real Return Asset Fund	196,576,630	1,531,332
PIMCO Real Return Fund	26,818,339	285,079
PIMCO RealEstateRealReturn Strategy Fund	75,447,186	548,501
PIMCO Senior Floating Rate Fund	55,556,867	546,679
PIMCO Total Return Fund	37,791,080	395,673
PIMCO TRENDS Managed Futures Strategy Fund	5,641,886	57,209
PIMCO Unconstrained Bond Fund	52,179,031	554,663

Total Mutual Funds (Cost $27,893,356)		23,740,701

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO All Asset Fund (Cont.)

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.4%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	540,000	$21,578
PIMCO Low Duration Active Exchange-Traded Fund	682,562	68,595

Total Exchange-Traded Funds (Cost $98,208)		90,173

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS (a) 0.4%
PIMCO Government Money Market Fund	100,017,652	100,018

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,322	$122

Total Short-Term Instruments (Cost $100,140)		100,140

Total Investments in Affiliates (Cost $28,091,704)		23,931,014

Total Investments 100.1% (Cost $28,092,819)		$23,932,129

Other Assets and Liabilities, net (0.1%)		(25,332)

Net Assets 100.0%		$23,906,797

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,115	U.S. Treasury Notes 1.875% due 06/30/2020	$(1,141)	$1,115	$1,115

Total Repurchase Agreements						$(1,141)	$1,115	$1,115

(1)	Includes accrued interest.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,115	$0	$0	$1,115	$(1,141)		$(26)

Total Borrowings and Other Financing Transactions	$1,115	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 6, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

28	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,115	$0	$1,115
	$0	$1,115	$0	$1,115

Investments in Affiliates, at Value
Mutual Funds	23,740,701	0	0	23,740,701
Exchange-Traded Funds	90,173	0	0	90,173
Short-Term Instruments
Mutual Funds	100,018			100,018
Central Funds Used for Cash Management Purposes	122	0	0	122
	$23,931,014	$0	$0	$23,931,014

Total Investments	$23,931,014	$1,115	$0	$23,932,129

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO All Asset All Authority Fund

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%
		$1,222

Total Short-Term Instruments (Cost $1,222)		1,222

Total Investments in Securities (Cost $1,222)		1,222

	SHARES
INVESTMENTS IN AFFILIATES 144.4%

MUTUAL FUNDS (a) 142.9%
PIMCO CommoditiesPLUS® Strategy Fund	53,209,936	329,369
PIMCO CommodityRealReturn Strategy Fund®	34,865,493	251,380
PIMCO Credit Absolute Return Fund	11,072,191	106,404
PIMCO Diversified Income Fund	3,656,935	37,740
PIMCO Emerging Local Bond Fund	188,146,006	1,273,748
PIMCO Emerging Markets Bond Fund	7,449,540	69,802
PIMCO Emerging Markets Corporate Bond Fund	2,511,134	24,207
PIMCO Emerging Markets Currency Fund	182,166,872	1,533,845
PIMCO EqS® Long/Short Fund	7,144,806	85,023
PIMCO Floating Income Fund	3,534,631	27,499
PIMCO Foreign Bond Fund (Unhedged)	5,710,833	52,026
PIMCO Global Advantage® Strategy Bond Fund	13,013,635	127,794
PIMCO High Yield Fund	40,889,353	353,693
PIMCO High Yield Spectrum Fund	73,699,709	696,462
PIMCO Income Fund	85,449,772	1,033,088
PIMCO Investment Grade Corporate Bond Fund	30,944,235	318,107
PIMCO Long Duration Total Return Fund	12,981,031	147,594
PIMCO Long-Term Credit Fund	8,133,561	97,196
PIMCO Long-Term U.S. Government Fund	54,747	596

	SHARES	MARKET VALUE (000S)
PIMCO Low Duration Fund	5,284,674	$52,160
PIMCO Mortgage Opportunities Fund	9,905,096	109,947
PIMCO RAE Fundamental Advantage PLUS Fund	62,082,710	612,136
PIMCO RAE Fundamental PLUS EMG Fund	95,904,300	695,306
PIMCO RAE Fundamental PLUS Fund	12,077,405	68,600
PIMCO RAE Fundamental PLUS International Fund	35,701,049	264,902
PIMCO RAE Fundamental PLUS Small Fund	9,410,912	97,215
PIMCO RAE Low Volatility PLUS EMG Fund	158,623,075	1,176,983
PIMCO RAE Low Volatility PLUS Fund	31,728,920	313,164
PIMCO RAE Low Volatility PLUS International Fund	77,028,808	683,246
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	56,590,187	490,637
PIMCO RAE Worldwide Long/Short PLUS Fund	115,296,107	1,013,453
PIMCO Real Return Asset Fund	99,507,802	775,166
PIMCO Real Return Fund	16,252,280	172,762
PIMCO RealEstateRealReturn Strategy Fund	47,834,813	347,759
PIMCO Senior Floating Rate Fund	62,213,069	612,177
PIMCO StocksPLUS® Short Fund	210,587,269	2,442,812
PIMCO Total Return Fund	22,133,471	231,737
PIMCO TRENDS Managed Futures Strategy Fund	5,137,053	52,090
PIMCO Unconstrained Bond Fund	32,532,221	345,817

Total Mutual Funds (Cost $20,752,075)		17,123,642

30	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	SHARES	MARKET VALUE (000S)
EXCHANGE-TRADED FUNDS 0.6%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	440,000	$17,582
PIMCO Low Duration Active Exchange-Traded Fund	541,301	54,399

Total Exchange-Traded Funds (Cost $78,515)		71,981

SHORT-TERM INSTRUMENTS 0.9%

MUTUAL FUNDS 0.9%
PIMCO Government Money Market Fund	100,010,124	100,010

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,530	$104

Total Short-Term Instruments (Cost $100,115)		100,114

Total Investments in Affiliates (Cost $20,930,705)		17,295,737

Total Investments 144.4% (Cost $20,931,927)		$17,296,959

Other Assets and Liabilities, net (44.4%)		(5,314,655)

Net Assets 100.0%		$11,982,304

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$1,222	U.S. Treasury Notes 4.875% due 08/15/2016	$(1,249)	$1,222	$1,222

Total Repurchase Agreements						$(1,249)	$1,222	$1,222

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)

(Unaudited)

September 30, 2015

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)	Net Exposure (2)
Global/Master Repurchase Agreement
SSB	$1,222	$0	$0	$1,222	$(1,249)		$(27)

Total Borrowings and Other Financing Transactions	$1,222	$0	$0

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 6, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,222	$0	$1,222
	$0	$1,222	$0	$1,222

Investments in Affiliates, at Value
Mutual Funds	17,123,642	0	0	17,123,642
Exchange-Traded Funds	71,981	0	0	71,981
Short-Term Instruments
Mutual Funds	100,010	0	0	100,010
Central Funds Used for Cash Management Purposes	104	0	0	104
	$17,295,737	$0	$0	$17,295,737

Total Investments	$17,295,737	$1,222	$0	$17,296,959

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

32	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2015

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset and PIMCO All Asset All Authority Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Notes to Financial Statements (Cont.)

from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

34	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2015

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions, or a line of credit, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Funds have adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedules of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Notes to Financial Statements (Cont.)

be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as

36	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2015

provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Notes to Financial Statements (Cont.)

valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the

38	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2015

last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Exchange-Traded Funds  The Funds (and certain Underlying PIMCO Funds) may invest in ETFs, which typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds (and Underlying PIMCO Funds) would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds (and Underlying PIMCO Funds) bear directly in connection with their own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

(b) Investments in Affiliates

The PIMCO All Asset and PIMCO All Asset All Authority Funds invest under normal circumstances substantially all of their assets in Institutional Class or Class M shares of any funds of PIMCO Funds or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. Each Fund may also invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Notes to Financial Statements (Cont.)

expenses related to investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the Underlying PIMCO Funds and/or Central Funds for the period ended September 30, 2015 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$864,537	$7,612	$(352,449)	$(117,855)	$59,184	$461,029	$7,612	$0
PIMCO CommodityRealReturn Strategy Fund®	1,171,333	18,251	(677,972)	(172,804)	111,586	450,394	18,251	0
PIMCO Credit Absolute Return Fund	157,187	1,547	(62,111)	(3,178)	(1,057)	92,388	1,547	0
PIMCO Diversified Income Fund	9,793	50,556	0	0	(3,466)	56,883	1,207	0
PIMCO Emerging Local Bond Fund	2,707,467	207,388	(254,993)	(55,668)	(349,611)	2,254,583	66,488	0
PIMCO Emerging Markets Bond Fund	72,959	13,760	(3,131)	(189)	(7,037)	76,362	1,945	0
PIMCO Emerging Markets Corporate Bond Fund	22,024	457	(2,443)	(162)	(1,492)	18,384	457	0
PIMCO Emerging Markets Currency Fund	3,456,767	174,230	(431,214)	(63,014)	(187,104)	2,949,665	43,196	0
PIMCO EqS® Long/Short Fund	108,440	0	(63,641)	11,816	(13,619)	42,996	0	0
PIMCO EqS Pathfinder Fund®	313,254	0	(329,273)	16,820	(801)	0	0	0
PIMCO Floating Income Fund	87,149	8,172	(948)	(15)	(5,505)	88,853	2,305	0
PIMCO Foreign Bond Fund (Unhedged)	91,609	3,000	(16,458)	(2,024)	(2,652)	73,475	917	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	23,414	0	0	0	(1,836)	21,578	52	0
PIMCO Global Advantage® Strategy Bond Fund	69,062	166,350	0	0	(12,578)	222,834	2,389	0
PIMCO Government Money Market Fund	100,012	3,966,816	(3,966,810)	0	0	100,018	6	0
PIMCO High Yield Fund	858,042	41,712	(103,341)	(4,595)	(47,940)	743,878	22,680	0
PIMCO High Yield Spectrum Fund	922,487	32,769	(29,103)	(2,287)	(61,422)	862,444	28,011	0
PIMCO Income Fund	1,775,469	45,615	(230,655)	18,201	(59,493)	1,549,137	45,615	0
PIMCO Investment Grade Corporate Bond Fund	561,401	24,934	(53,671)	(39)	(24,297)	508,328	10,270	0
PIMCO Long Duration Total Return Fund	232,647	131,840	(70,391)	1,172	(16,863)	278,405	5,399	0
PIMCO Long-Term Credit Fund	149,818	80,862	(30,908)	4,980	(20,287)	184,465	4,596	0
PIMCO Long-Term U.S. Government Fund	926	13	0	0	(48)	891	13	0
PIMCO Low Duration Fund	71,503	1,728,030	(1,695,813)	(5,575)	(720)	97,425	4,401	0
PIMCO Low Duration Active Exchange-Traded Fund	69,430	0	0	0	(835)	68,595	539	0
PIMCO Mortgage Opportunities Fund	194,121	3,050	(17,540)	48	(873)	178,806	3,050	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,181,068	59,151	(369,621)	(40,338)	(51,847)	778,413	37,788	0
PIMCO RAE Fundamental PLUS EMG Fund	1,427,069	38,069	(103,307)	185	(306,267)	1,055,749	0	0

40	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2015

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental PLUS Fund	$61,126	$1,138	$(884)	$(126)	$(8,093)	$53,161	$1,137	$0
PIMCO RAE Fundamental PLUS International Fund	515,344	8,328	(99,608)	(21,369)	(50,889)	351,806	8,328	0
PIMCO RAE Fundamental PLUS Small Fund	193,870	2,535	(107,931)	4,681	(21,085)	72,070	2,535	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,681,851	196,972	(205,675)	(23,267)	(574,263)	2,075,618	30,913	0
PIMCO RAE Low Volatility PLUS Fund	581,841	1,042	(147,645)	(5,271)	(34,988)	394,979	1,042	0
PIMCO RAE Low Volatility PLUS International Fund	1,268,387	30,933	(186,842)	(857)	(134,416)	977,205	30,933	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,028,342	98,675	(80,053)	(4,903)	(67,571)	974,490	8,032	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,964,919	235,113	(76,559)	(5,204)	(221,820)	1,896,449	37,280	0
PIMCO Real Return Asset Fund	1,950,551	97,352	(360,246)	(20,980)	(135,345)	1,531,332	17,831	0
PIMCO Real Return Fund	393,004	5,772	(99,820)	(7,076)	(6,801)	285,079	1,604	0
PIMCO RealEstateRealReturn Strategy Fund	693,919	26,782	(89,800)	(3,880)	(78,520)	548,501	25,881	0
PIMCO Senior Floating Rate Fund	846,666	20,761	(305,755)	(1,623)	(13,370)	546,679	13,881	0
PIMCO Short-Term Floating NAV Portfolio III	1,819	123,403	(125,100)	0	0	122	3	0
PIMCO Total Return Fund	313,137	131,654	(35,780)	(1,075)	(12,263)	395,673	6,601	0
PIMCO TRENDS Managed Futures Strategy Fund	60,737	2,281	(203)	(1)	(5,605)	57,209	2,281	0
PIMCO Unconstrained Bond Fund	826,719	11,272	(252,359)	(2,368)	(28,601)	554,663	11,272	0
Totals	$30,081,220	$7,798,197	$(11,040,053)	$(507,840)	$(2,400,510)	$23,931,014	$508,288	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$710,090	$5,580	$(347,578)	$(172,026)	$133,303	$329,369	$5,580	$0
PIMCO CommodityRealReturn Strategy Fund®	579,480	10,063	(299,985)	(84,924)	46,746	251,380	10,063	0
PIMCO Credit Absolute Return Fund	174,091	1,680	(64,713)	(2,551)	(2,103)	106,404	1,679	0
PIMCO Diversified Income Fund	5,756	40,118	(5,763)	(71)	(2,300)	37,740	799	0
PIMCO Emerging Local Bond Fund	1,877,347	41,731	(403,227)	(170,480)	(71,623)	1,273,748	41,733	0
PIMCO Emerging Markets Bond Fund	75,677	17,625	(16,695)	(618)	(6,187)	69,802	1,897	0
PIMCO Emerging Markets Corporate Bond Fund	30,157	628	(4,345)	(323)	(1,910)	24,207	628	0
PIMCO Emerging Markets Currency Fund	2,018,947	67,294	(414,449)	(54,302)	(83,645)	1,533,845	24,535	0
PIMCO EqS® Long/Short Fund	112,899	0	(25,267)	4,781	(7,390)	85,023	0	0
PIMCO EqS Pathfinder Fund®	207,118	0	(217,634)	12,604	(2,088)	0	0	0
PIMCO Floating Income Fund	25,342	10,268	(6,294)	(100)	(1,717)	27,499	756	0

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Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Fund (Unhedged)	$79,042	$695	$(24,208)	$(2,924)	$(579)	$52,026	$695	$0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	19,079	0	0	0	(1,497)	17,582	43	0
PIMCO Global Advantage® Strategy Bond Fund	28,626	115,415	(9,383)	(419)	(6,445)	127,794	1,263	0
PIMCO Government Money Market Fund	150,004	6,324,580	(6,374,574)	0	0	100,010	6	0
PIMCO High Yield Fund	533,801	17,114	(168,709)	(10,800)	(17,713)	353,693	13,314	0
PIMCO High Yield Spectrum Fund	807,044	23,525	(81,715)	(2,725)	(49,667)	696,462	23,525	0
PIMCO Income Fund	1,439,537	34,205	(411,735)	30,837	(59,756)	1,033,088	34,205	0
PIMCO Investment Grade Corporate Bond Fund	360,809	30,165	(56,839)	(1,162)	(14,866)	318,107	6,754	0
PIMCO Long Duration Total Return Fund	46,076	111,048	(3,935)	(296)	(5,299)	147,594	2,435	0
PIMCO Long-Term Credit Fund	36,552	74,000	(6,424)	(689)	(6,243)	97,196	2,202	0
PIMCO Long-Term U.S. Government Fund	620	8	0	0	(32)	596	8	0
PIMCO Low Duration Fund	131,208	1,608,377	(1,683,518)	(3,455)	(452)	52,160	3,095	0
PIMCO Low Duration Active Exchange-Traded Fund	55,061	0	0	0	(662)	54,399	428	0
PIMCO Mortgage Opportunities Fund	133,738	1,982	(25,250)	536	(1,059)	109,947	1,982	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,005,298	200,265	(537,193)	(13,548)	(42,686)	612,136	23,649	0
PIMCO RAE Fundamental PLUS EMG Fund	1,109,897	4,999	(211,472)	985	(209,103)	695,306	0	0
PIMCO RAE Fundamental PLUS Fund	95,608	1,546	(17,705)	(2,194)	(8,655)	68,600	1,546	0
PIMCO RAE Fundamental PLUS International Fund	461,394	6,745	(147,257)	(26,258)	(29,722)	264,902	6,745	0
PIMCO RAE Fundamental PLUS Small Fund	147,233	2,924	(32,458)	856	(21,340)	97,215	2,923	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,815,299	52,904	(329,282)	(22,140)	(339,798)	1,176,983	18,764	0
PIMCO RAE Low Volatility PLUS Fund	440,915	840	(95,447)	(4,845)	(28,299)	313,164	841	0
PIMCO RAE Low Volatility PLUS International Fund	1,165,243	24,698	(405,028)	(7,060)	(94,607)	683,246	24,698	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	719,388	4,451	(194,450)	(18,895)	(19,857)	490,637	4,451	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,180,521	134,998	(171,272)	(15,021)	(115,773)	1,013,453	21,230	0
PIMCO Real Return Asset Fund	1,063,371	32,520	(235,947)	(15,738)	(69,040)	775,166	9,628	0
PIMCO Real Return Fund	252,976	1,478	(73,068)	(5,143)	(3,481)	172,762	1,015	0
PIMCO RealEstateRealReturn Strategy Fund	446,692	16,824	(61,328)	(2,710)	(51,719)	347,759	16,824	0
PIMCO Senior Floating Rate Fund	1,163,808	17,138	(551,178)	(6,735)	(10,856)	612,177	17,138	0
PIMCO Short-Term Floating NAV Portfolio III	497	91,801	(92,200)	6	0	104	2	0
PIMCO StocksPLUS Short Fund	3,320,501	70,168	(920,262)	(513,141)	485,546	2,442,812	70,169	0
PIMCO Total Return Fund	248,166	55,154	(62,436)	(539)	(8,608)	231,737	4,466	0
PIMCO TRENDS Managed Futures Strategy Fund	55,120	2,077	0	0	(5,107)	52,090	2,077	0

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Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Unconstrained Bond Fund	$568,730	$7,438	$(210,560)	$(280)	$(19,511)	$345,817	$7,439	$0
Totals	$24,898,758	$9,265,069	$(15,000,783)	$(1,111,507)	$(755,800)	$17,295,737	$411,230	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 6, Principal Risks.

(a) Line of Credit  Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA” Fund) has entered into a secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. As of September 30, 2015, the agreement comprises both revolving and term-loan tranches.

With respect to the revolving tranches, there is a maximum available commitment amount equal to $388,434,788. The amounts outstanding under the term-loan tranches are $833,186,000, which terminates on June 17, 2016, and $1,000,000,000 and $3,035,000,000, which terminate on March 28, 2016 and September 26, 2016, respectively. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of September 30, 2015 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. As of September 30, 2015, the AAAA Fund was paying an average weighted rate of interest of 1.219%. Program facility, upfront and interest fees paid by the AAAA Fund in relation to the borrowings are included in interest expense in the Statements of Operations. All of the AAAA Fund’s securities are pledged as collateral under the agreement.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2015 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Outstanding Principal as of 09/30/2015
$6,263,195	$6,263,195	$38,144	$865	$5,256,621

(b) Repurchase Agreements  The Funds (and certain Underlying PIMCO Funds) may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s (or Underlying PIMCO Fund’s) custodian or designated subcustodians under tri-party repurchase agreements. The market value of

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Notes to Financial Statements (Cont.)

the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund (or Underlying PIMCO Fund) may pay a fee for receipt of collateral, which may result in interest expense to the Fund (or Underlying PIMCO Fund).

6. PRINCIPAL RISKS

In the normal course of business, the Funds (or Underlying PIMCO Funds) trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Investments in Mutual Funds  To the extent that certain Funds invest substantially all of their respective assets in Underlying PIMCO Funds, the risks associated with investing in these Funds will be closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Funds to achieve their respective investment objectives may depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The NAV of each Fund will fluctuate in response to changes in the respective NAV of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Funds correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the assets of the Funds are allocated from time to time for investment in the Underlying PIMCO Funds, which will vary. Investing in Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

Certain Fund’s investment performance depends upon how each Fund’s assets are allocated and reallocated according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Funds’ asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Funds, but there is no guarantee that such allocation techniques will produce the desired results.

Market Risks  A Fund’s (or Underlying PIMCO Funds’) investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund (or Underlying PIMCO Funds) is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund (or Underlying PIMCO Funds) may lose money if these changes are not anticipated by Fund (or Underlying PIMCO Funds) management. A Fund (or Underlying PIMCO

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Funds) may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause a Fund (or Underlying PIMCO Funds) to lose value. If a Fund (or Underlying PIMCO Funds) lost enough value, the Fund (or Underlying PIMCO Funds) could face increased redemptions by shareholders, which could further impair its performance.

Certain Funds (or Underlying PIMCO Funds) may invest in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions may be imposed by the United States and/or other countries. Such sanctions — which may impact companies in many sectors, including energy, financial services and defense, among others — may negatively impact a Fund’s (or Underlying PIMCO Funds’) performance and/or ability to achieve its investment objective. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks because of registration systems that may not be subject to effective government supervision. This may result in significant delays or problems in registering the transfer of securities. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Ownership of securities issued by Russian companies is recorded by companies themselves and by registrars instead of through a central registration system. It is possible that the ownership rights of certain Funds (or Underlying PIMCO Funds) could be lost through fraud or negligence. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for certain Funds (or Underlying PIMCO Funds) to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Notes to Financial Statements (Cont.)

If a Fund (or Underlying PIMCO Funds) invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund (or Underlying PIMCO Funds), or, in the case of hedging positions, that the Fund’s (or Underlying PIMCO Funds’) base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s (or Underlying PIMCO Funds’) investments in foreign currency-denominated securities may reduce the Fund’s (or Underlying PIMCO Funds’) returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s (or Underlying PIMCO Funds’) investments in commodity-linked financial derivative instruments may subject the Fund (or Underlying PIMCO Funds) to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund (or Underlying PIMCO Funds) will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund (or Underlying PIMCO Funds) minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of a Fund’s clearing broker or the exchange or clearinghouse itself. A Fund (or Underlying PIMCO Funds) could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, a Fund (or Underlying PIMCO Fund) may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund (or Underlying PIMCO Funds) has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to

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the Funds (or Underlying PIMCO Funds) through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to a Fund (or Underlying PIMCO Funds) exceed a predetermined threshold, such counterparty shall advance collateral to the Fund (or Underlying PIMCO Funds) in the form of cash or securities equal in value to the unpaid amount owed to the Fund (or Underlying PIMCO Funds). A Fund (or Underlying PIMCO Funds) may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund (or Underlying PIMCO Funds) subsequently decreases, the Fund (or Underlying PIMCO Funds) would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund (or Underlying PIMCO Funds) has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Notes to Financial Statements (Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

7. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate

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based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.05%	0.20%	0.30%
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	N/A	0.20%	0.25%
(1)

PIMCO has contractually agreed, through July 31, 2016, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2016, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Notes to Financial Statements (Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
All Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%
Class D
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

50	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2015

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the Funds are based upon an allocation of a Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2016, to reduce the PIMCO All Asset Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2016, to reduce the AAAA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup the PIMCO All Asset and AAAA Funds’ waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limitation of 0.64% and 0.69%, respectively. The recoverable amounts to PIMCO at September 30, 2015 were $135,781,015 and $53,158,472, respectively, in the PIMCO All Asset and AAAA Funds.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2015, the Funds below waived the following fees (amounts in thousands):

Fund Name	Waived Fees
PIMCO All Asset Fund	$24,541
PIMCO All Asset All Authority Fund	8,181

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Notes to Financial Statements (Cont.)

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO All Asset Fund	$0	$0	$3,707,980	$6,948,144
PIMCO All Asset All Authority Fund	0	0	2,848,688	8,534,008
†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund						PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015				Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	123,836	$1,404,680	464,138		$5,660,139		95,286	$856,802	336,971	$3,307,403
Class P	11,101	124,375	58,817		719,429		18,189	162,584	166,802	1,675,586
Administrative Class	2,023	23,320	7,580		92,855		0	0	0	0
Class D	4,566	52,265	15,852		192,799		6,424	56,464	28,002	276,679
Class A	4,166	47,778	23,386	^	285,708	^	5,485	49,208	35,151	349,231
Class B	0	0	31		378		0	0	0	0
Class C	1,869	21,275	12,483		151,766		2,856	25,272	21,337	211,408
Class R	429	4,830	1,758		21,411		0	0	0	0

52	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2015

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund
	Six Months Ended 09/30/2015		Year Ended 03/31/2015		Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	28,304	$313,385	90,355	$1,078,799	20,114	$171,553	67,399	$638,072
Class P	968	10,767	3,591	42,890	2,782	23,829	12,820	121,324
Administrative Class	422	4,717	1,588	18,985	0	0	0	0
Class D	658	7,330	2,593	30,973	1,106	9,437	5,181	48,898
Class A	1,215	13,510	4,818	57,684	2,088	17,832	9,282	88,358
Class B	0	0	7	89	0	0	0	0
Class C	817	9,058	3,645	43,320	1,934	16,514	8,714	82,235
Class R	104	1,145	402	4,780	0	0	0	0

Cost of shares redeemed
Institutional Class	(352,020)	(3,966,444)	(607,991)	(7,374,036)	(316,399)	(2,772,518)	(714,688)	(6,886,731)
Class P	(36,843)	(415,013)	(60,369)	(729,836)	(123,683)	(1,082,821)	(285,423)	(2,750,911)
Administrative Class	(14,468)	(164,970)	(9,412)	(114,350)	0	0	0	0
Class D	(19,394)	(216,110)	(28,884)	(349,423)	(35,467)	(310,458)	(73,244)	(706,072)
Class A	(26,018)	(293,995)	(63,232)	(774,332)	(49,724)	(439,301)	(209,973)	(2,086,999)
Class B	0	0	(1,108)^	(13,806)^	0	0	0	0
Class C	(25,840)	(291,191)	(41,193)	(497,767)	(57,921)	(511,893)	(141,893)	(1,378,911)
Class R	(1,838)	(20,665)	(4,062)	(49,151)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(295,943)	$(3,329,953)	(125,207)	$(1,500,696)	(426,930)	$(3,727,496)	(733,562)	$(7,010,430)
^	At the NYSE Close on March 25, 2015, 192 Class B shares in the amount of $2,264 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as a defendant in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Notes to Financial Statements (Cont.)

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund, through the Underlying PIMCO Funds, will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in the Subsidiaries of the Underlying PIMCO Funds.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s indirect investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

54	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

September 30, 2015

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2015, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses (amounts in thousands)
	03/31/2016	03/31/2017	03/31/2018	03/31/2019
PIMCO All Asset Fund	$—	$—	$798,744	$—
PIMCO All Asset All Authority Fund	—	—	—	—

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2015, the Funds had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO All Asset Fund	$—	$—
PIMCO All Asset All Authority Fund	1,102,324	646,112

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Fund	$28,309,911	$222,878	$(4,600,660)	$(4,377,782)
PIMCO All Asset All Authority	21,080,983	118,226	(3,902,250)	(3,784,024)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
SSB	State Street Bank and Trust Co.

Currency Abbreviations:
USD (or $)	United States Dollar

56	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

58	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

60	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

62	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

64	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Approval of Investment Advisory Contract and Other Agreement  (Cont.)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

66	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Funds’ Annual Report to shareholders for the fiscal year ended March 31, 2015.

68	PIMCO ALL ASSET FUND AND PIMCO ALL ASSET ALL AUTHORITY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4010SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO CommodityRealReturn Strategy Fund®

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO COMMODITYREALRETURN STRATEGY FUND®

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Important Information About the PIMCO CommodityRealReturn Strategy Fund®

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

The PIMCO CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain,

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO CommodityRealReturn Strategy Fund® (Cont.)

which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The

6	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	02/14/03	11/29/02	11/29/02	11/29/02	03/12/10

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO CommodityRealReturn Strategy Fund®

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	-12.30%	-28.60%	-8.18%	-4.36%	3.16%
PIMCO CommodityRealReturn Strategy Fund® Class P	-12.37%	-28.68%	-8.27%	-4.44%	3.07%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	-12.36%	-28.86%	-8.43%	-4.60%	2.90%
PIMCO CommodityRealReturn Strategy Fund® Class D	-12.58%	-28.91%	-8.60%	-4.82%	2.67%
PIMCO CommodityRealReturn Strategy Fund® Class A	-12.48%	-28.86%	-8.59%	-4.81%	2.67%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	-17.24%	-32.79%	-9.61%	-5.35%	2.23%
PIMCO CommodityRealReturn Strategy Fund® Class C	-12.92%	-29.46%	-9.29%	-5.53%	1.91%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	-13.76%	-30.14%	-9.29%	-5.53%	1.91%
PIMCO CommodityRealReturn Strategy Fund® Class R	-12.65%	-29.08%	-8.82%	-5.20%	2.20%
Bloomberg Commodity Index Total Return	-10.48%	-25.99%	-8.89%	-5.67%	0.40%
Lipper Commodities General Funds Average	-10.82%	-26.01%	-8.55%	-7.33%	-1.76%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares, and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, are 0.94% for Institutional Class shares, 1.04% for Class P shares, 1.19% for Administrative Class shares, 1.39% for Class D shares, 1.39% for Class A shares, 2.14% for Class C shares, and 1.64% for Class R shares.

8	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Institutional Class - PCRIX	Class P - PCRPX	Administrative Class - PCRRX	Class D - PCRDX
Class A - PCRAX	Class C - PCRCX	Class R - PCSRX

Allocation Breakdown†

U.S. Treasury Obligations	79.9%
Sovereign Issues	10.7%
Mortgage-Backed Securities	2.8%
Corporate Bonds & Notes	2.7%
Short-Term Instruments‡	2.4%
Other	1.5%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO CommodityRealReturn Strategy Fund® seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. “Real Return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products.

Fund Insights

»	Underweight exposure to the front end of the U.S. real yield curve positively contributed to relative performance, as real yields in this portion of the curve rose over the reporting period.

»	Exposure to commodities, via the Fund’s benchmark index, detracted from absolute performance, as this index posted negative returns over the reporting period.

»	Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. Treasury Inflation-Protected Securities over the reporting period.

»	Short exposure to the euro detracted from relative performance, as the euro appreciated relative to the U.S. dollar over the reporting period.

»	Exposure to Brazilian nominal interest rates detracted from relative performance, as interest rates in Brazil rose over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio **
Institutional Class	$1,000.00	$877.00	$4.08	$1,000.00	$1,020.65	$4.39	0.87%
Class P	1,000.00	876.30	4.55	1,000.00	1,020.15	4.90	0.97
Administrative Class	1,000.00	876.40	5.25	1,000.00	1,019.40	5.65	1.12
Class D	1,000.00	874.20	6.18	1,000.00	1,018.40	6.66	1.32
Class A	1,000.00	875.20	6.19	1,000.00	1,018.40	6.66	1.32
Class C	1,000.00	870.80	9.68	1,000.00	1,014.65	10.43	2.07
Class R	1,000.00	873.50	7.35	1,000.00	1,017.15	7.92	1.57

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in Note 9 in the Notes to Financial Statements.

10	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Benchmark Descriptions

Index	Description

Bloomberg Commodity Index Total Return	Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2015 - 09/30/2015+ ~	$8.50	$0.18	$(1.27)	$(1.09)	$(0.20)	$0.00	$0.00
03/31/2015~	11.82	(0.02)	(3.26)	(3.28)	(0.04)	0.00	0.00
03/31/2014~	13.14	0.10	(1.14)	(1.04)	(0.04)	(0.18)	(0.06)
03/31/2013~	13.38	0.10	0.10	0.20	(0.30)	(0.14)	0.00
03/31/2012~	19.38	0.30	(2.34)	(2.04)	(3.60)	(0.36)	0.00
03/31/2011~	15.64	0.28	5.24	5.52	(1.78)	0.00	0.00
Class P
04/01/2015 - 09/30/2015+ ~	8.48	0.18	(1.27)	(1.09)	(0.20)	0.00	0.00
03/31/2015~	11.78	(0.02)	(3.24)	(3.26)	(0.04)	0.00	0.00
03/31/2014~	13.12	0.08	(1.14)	(1.06)	(0.04)	(0.18)	(0.06)
03/31/2013~	13.36	0.06	0.12	0.18	(0.28)	(0.14)	0.00
03/31/2012~	19.36	0.30	(2.36)	(2.06)	(3.58)	(0.36)	0.00
03/31/2011~	15.64	0.26	5.22	5.48	(1.76)	0.00	0.00
Administrative Class
04/01/2015 - 09/30/2015+ ~	8.36	0.17	(1.24)	(1.07)	(0.20)	0.00	0.00
03/31/2015~	11.64	(0.06)	(3.18)	(3.24)	(0.04)	0.00	0.00
03/31/2014~	12.96	0.08	(1.14)	(1.06)	(0.02)	(0.18)	(0.06)
03/31/2013~	13.18	0.04	0.12	0.16	(0.24)	(0.14)	0.00
03/31/2012~	19.16	0.30	(2.38)	(2.08)	(3.54)	(0.36)	0.00
03/31/2011~	15.50	0.24	5.16	5.40	(1.74)	0.00	0.00
Class D
04/01/2015 - 09/30/2015+ ~	8.36	0.16	(1.25)	(1.09)	(0.19)	0.00	0.00
03/31/2015~	11.64	(0.04)	(3.22)	(3.26)	(0.02)	0.00	0.00
03/31/2014~	12.98	0.04	(1.12)	(1.08)	(0.02)	(0.18)	(0.06)
03/31/2013~	13.16	0.04	0.08	0.12	(0.16)	(0.14)	0.00
03/31/2012~	19.12	0.24	(2.32)	(2.08)	(3.52)	(0.36)	0.00
03/31/2011~	15.48	0.18	5.16	5.34	(1.70)	0.00	0.00

Please see footnotes on page 14.

12	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.20)	$7.21	(12.30)%	$5,854,003	0.87	%*	1.02	%*	0.74	%*	0.89	%*	4.45	%*	62%
(0.04)	8.50	(27.79)	7,735,400	0.79		0.94		0.74		0.89		(0.24)		123
(0.28)	11.82	(7.76)	10,213,578	0.76		0.90		0.74		0.88		0.77		49
(0.44)	13.14	1.46	13,990,917	0.78		0.91		0.74		0.87		0.81		57
(3.96)	13.38	(10.98)	15,351,385	0.77		0.90		0.74		0.87		1.80		177
(1.78)	19.38	37.43	19,050,186	0.76		0.89		0.74		0.87		1.61		198

(0.20)	7.19	(12.37)	752,144	0.97	*	1.12	*	0.84	*	0.99	*	4.35	*	62
(0.04)	8.48	(27.75)	968,672	0.89		1.04		0.84		0.99		(0.25)		123
(0.28)	11.78	(7.97)	1,475,090	0.86		1.00		0.84		0.98		0.75		49
(0.42)	13.12	1.37	2,165,674	0.88		1.01		0.84		0.97		0.47		57
(3.94)	13.36	(11.10)	1,320,378	0.87		1.00		0.84		0.97		1.80		177
(1.76)	19.36	37.20	1,694,106	0.86		0.99		0.84		0.97		1.52		198

(0.20)	7.09	(12.36)	198,330	1.12	*	1.27	*	0.99	*	1.14	*	4.14	*	62
(0.04)	8.36	(27.97)	211,832	1.04		1.19		0.99		1.14		(0.54)		123
(0.26)	11.64	(7.99)	279,586	1.01		1.15		0.99		1.13		0.66		49
(0.38)	12.96	1.18	608,202	1.03		1.16		0.99		1.12		0.34		57
(3.90)	13.18	(11.25)	418,468	1.02		1.15		0.99		1.12		1.80		177
(1.74)	19.16	36.94	1,253,863	1.01		1.14		0.99		1.12		1.45		198

(0.19)	7.08	(12.58)	328,728	1.32	*	1.47	*	1.19	*	1.34	*	4.01	*	62
(0.02)	8.36	(28.03)	420,617	1.24		1.39		1.19		1.34		(0.48)		123
(0.26)	11.64	(8.21)	679,119	1.21		1.35		1.19		1.33		0.37		49
(0.30)	12.98	0.97	1,059,015	1.23		1.36		1.19		1.32		0.33		57
(3.88)	13.16	(11.32)	1,086,195	1.22	(c)	1.35	(c)	1.19	(c)	1.32	(c)	1.45		177
(1.70)	19.12	36.55	1,334,588	1.26		1.39		1.24		1.37		1.12		198

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO CommodityRealReturn Strategy Fund® (Consolidated) (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2015 - 09/30/2015+ ~	$8.34	$0.16	$(1.24)	$(1.08)	$(0.19)	$0.00	$0.00
03/31/2015~	11.62	(0.02)	(3.24)	(3.26)	(0.02)	0.00	0.00
03/31/2014~	12.96	0.04	(1.12)	(1.08)	(0.02)	(0.18)	(0.06)
03/31/2013~	13.12	0.06	0.08	0.14	(0.16)	(0.14)	0.00
03/31/2012~	19.08	0.24	(2.32)	(2.08)	(3.52)	(0.36)	0.00
03/31/2011~	15.44	0.18	5.16	5.34	(1.70)	0.00	0.00
Class C
04/01/2015 - 09/30/2015+ ~	8.02	0.13	(1.20)	(1.07)	(0.17)	0.00	0.00
03/31/2015~	11.22	(0.12)	(3.08)	(3.20)	(0.00)^	0.00	0.00
03/31/2014~	12.60	(0.04)	(1.12)	(1.16)	(0.00)^	(0.18)	(0.04)
03/31/2013~	12.78	(0.04)	0.08	0.04	(0.08)	(0.14)	0.00
03/31/2012~	18.72	0.10	(2.28)	(2.18)	(3.40)	(0.36)	0.00
03/31/2011~	15.18	0.06	5.06	5.12	(1.58)	0.00	0.00
Class R
04/01/2015 - 09/30/2015+ ~	8.20	0.15	(1.22)	(1.07)	(0.19)	0.00	0.00
03/31/2015~	11.44	(0.10)	(3.12)	(3.22)	(0.02)	0.00	0.00
03/31/2014~	12.78	(0.02)	(1.06)	(1.08)	(0.04)	(0.18)	(0.04)
03/31/2013~	13.00	(0.04)	0.14	0.10	(0.18)	(0.14)	0.00
03/31/2012~	18.96	0.12	(2.22)	(2.10)	(3.50)	(0.36)	0.00
03/31/2011~	15.40	0.24	5.04	5.28	(1.72)	0.00	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.

14	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.19)	$7.07	(12.48)%	$369,175	1.32	%*	1.47	%*	1.19	%*	1.34	%*	4.00%*	62%
(0.02)	8.34	(28.12)	465,278	1.24		1.39		1.19		1.34		(0.24)	123
(0.26)	11.62	(8.22)	986,197	1.21		1.35		1.19		1.33		0.37	49
(0.30)	12.96	1.02	1,757,498	1.23		1.36		1.19		1.32		0.47	57
(3.88)	13.12	(11.34)	2,264,191	1.22	(c)	1.35	(c)	1.19	(c)	1.32	(c)	1.44	177
(1.70)	19.08	36.65	2,886,760	1.26		1.39		1.24		1.37		1.12	198

(0.17)	6.78	(12.92)	155,671	2.07	*	2.22	*	1.94	*	2.09	*	3.27 *	62
(0.00)^	8.02	(28.52)	210,994	1.99		2.14		1.94		2.09		(1.09)	123
(0.22)	11.22	(9.03)	421,498	1.96		2.10		1.94		2.08		(0.34)	49
(0.22)	12.60	0.37	746,739	1.98		2.11		1.94		2.07		(0.37)	57
(3.76)	12.78	(12.11)	896,713	1.97	(c)	2.10	(c)	1.94	(c)	2.07	(c)	0.68	177
(1.58)	18.72	35.71	1,167,646	2.01		2.14		1.99		2.12		0.39	198

(0.19)	6.94	(12.65)	48,864	1.57	*	1.72	*	1.44	*	1.59	*	3.69 *	65
(0.02)	8.20	(28.25)	50,491	1.49		1.64		1.44		1.59		(1.05)	123
(0.26)	11.44	(8.38)	54,824	1.46		1.60		1.44		1.58		(0.20)	49
(0.32)	12.78	0.69	29,625	1.48		1.61		1.44		1.57		(0.28)	57
(3.86)	13.00	(11.54)	11,144	1.47	(c)	1.60	(c)	1.44	(c)	1.57	(c)	0.77	177
(1.72)	18.96	36.32	4,596	1.51		1.64		1.49		1.62		1.27	198

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$12,651,493
Investments in Affiliates	1,523
Financial Derivative Instruments
Exchange-traded or centrally cleared	7,625
Over the counter	131,878
Cash	4,896
Deposits with counterparty	14,541
Receivable for investments sold~	757,005
Receivable for investments sold on a delayed-delivery basis	93,471
Receivable for Fund shares sold	12,635
Interest and dividends receivable	40,019
Dividends receivable from Affiliates	5
Reimbursement receivable from PIMCO	1,028
Other assets	75
Total Assets	13,716,194

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$4,610,122
Payable for sale-buyback transactions	748,279
Payable for short sales	124,782
Financial Derivative Instruments
Exchange-traded or centrally cleared	11,521
Over the counter	168,699
Payable for investments purchased~	157,528
Payable for investments in Affiliates purchased	5
Payable for investments purchased on a delayed-delivery basis	1,591
Deposits from counterparty	103,600
Payable for Fund shares redeemed	15,729
Overdraft due to custodian	61,079
Accrued investment advisory fees	3,868
Accrued supervisory and administrative fees	2,113
Accrued distribution fees	219
Accrued servicing fees	120
Other liabilities	24
Total Liabilities	6,009,279

Net Assets	$7,706,915

Net Assets Consist of:
Paid in capital	$9,371,094
(Overdistributed) net investment income	(59,955)
Accumulated undistributed net realized (loss)	(1,215,286)
Net unrealized (depreciation)	(388,938)
$7,706,915

Cost of Investments in securities	$12,904,674
Cost of Investments in Affiliates	$1,523
Proceeds Received on Short Sales	$123,621
Cost or Premiums of Financial Derivative Instruments, net	$(13,091)

* Includes repurchase agreements of:	$18,814

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$5,854,003
Class P	752,144
Administrative Class	198,330
Class D	328,728
Class A	369,175
Class C	155,671
Class R	48,864
Shares Issued and Outstanding:
Institutional Class	811,935
Class P	104,598
Administrative Class	27,962
Class D	46,411
Class A	52,222
Class C	22,951
Class R	7,040
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$7.21
Class P	7.19
Administrative Class	7.09
Class D	7.08
Class A	7.07
Class C	6.78
Class R	6.94

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Consolidated Statement of Operations PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$239,059
Dividends, net of foreign taxes*	608
Dividends from Affiliate investments	170
Total Income	239,837

Expenses:
Investment advisory fees	26,839
Supervisory and administrative fees	14,738
Distribution and/or servicing fees - Administrative Class	268
Distribution and/or servicing fees - Class D	493
Distribution fees - Class C	722
Distribution fees - Class R	66
Servicing fees - Class A	542
Servicing fees - Class C	241
Servicing fees - Class R	66
Trustee fees	8
Interest expense	5,927
Total Expenses	49,910
Waiver and/or Reimbursement by PIMCO	(6,639)
Net Expenses	43,271

Net Investment Income	196,566

Net Realized Gain (Loss):
Investments in securities	(157,846)
Investments in Affiliates	39
Exchange-traded or centrally cleared financial derivative instruments	14,604
Over the counter financial derivative instruments	(620,565)
Foreign currency	3,705

Net Realized (Loss)	(760,063)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(142,070)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	(69,499)
Over the counter financial derivative instruments	(272,726)
Foreign currency assets and liabilities	3,534

Net Change in Unrealized (Depreciation)	(480,765)

Net (Decrease) in Net Assets Resulting from Operations	$(1,044,262)

* Foreign tax withholdings	$26

18	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$196,566	$(35,909)
Net realized (loss)	(760,063)	(3,812,751)
Net change in unrealized (depreciation)	(480,765)	(138,286)

Net (Decrease) in Net Assets Resulting from Operations	(1,044,262)	(3,986,946)

Distributions to Shareholders:
From net investment income
Institutional Class	(212,711)	(41,758)
Class P	(27,957)	(5,129)
Administrative Class	(6,951)	(708)
Class D	(11,545)	(1,255)
Class A	(12,952)	(1,101)
Class B	0	(0)^
Class C	(5,268)	(1)
Class R	(1,625)	(54)

Total Distributions(a)	(279,009)	(50,006)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(1,033,098)	(19,478)

Total (Decrease) in Net Assets	(2,356,369)	(4,056,430)

Net Assets:
Beginning of period	10,063,284	14,119,714
End of period*	$7,706,915	$10,063,284

* Including undistributed (overdistributed) net investment income of:	$(59,955)	$22,488

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 13 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Consolidated Statement of Cash Flows PIMCO CommodityRealReturn Strategy Fund®

Six Months Ended September 30, 2015 (Unaudited) (Amounts in thousands)
Cash flows provided by operating activities:
Net (decrease) in net assets resulting from operations	$(1,044,262)

Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(8,011,419)
Proceeds from sales of long-term securities	8,160,248
Proceeds from sales of short-term portfolio investments, net	1,470,532
Decrease in deposits with counterparty	47,380
(Increase) in receivable for investments sold	(128,595)
Decrease in interest and dividends receivable	4,602
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(50,496)
(Increase) in over the counter financial derivative instruments	(628,614)
Decrease in reimbursement receivable from PIMCO	96
Increase in payable for investments purchased	91,532
(Decrease) in deposits from counterparty	(249,901)
(Decrease) in accrued investment advisory fees	(1,063)
(Decrease) in accrued supervisory and administrative fees	(595)
(Decrease) in accrued distribution fees	(61)
(Decrease) in accrued servicing fees	(33)
Payments on short sales transactions, net	(151,182)
Proceeds from currency transactions	2,290
Increase in other liabilities	1
Net Realized (Gain) Loss
Investments in securities	157,846
Investments in Affiliates	(39)
Exchange-traded or centrally cleared financial derivative instruments	(14,604)
Over the counter financial derivative instruments	620,565
Foreign currency	(3,705)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	142,070
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	69,499
Over the counter financial derivative instruments	272,726
Foreign currency assets and liabilities	(3,534)
Net amortization (accretion) on investments	66,521
Net cash provided by operating activities	817,809

Cash flows (used for) financing activities:
Proceeds from shares sold	1,577,315
Payments on shares redeemed	(3,316,063)
Increase in overdraft due to custodian	61,050
Cash dividend paid*	(23,940)
Proceeds from reverse repurchase agreements	22,425,060
Payments on reverse repurchase agreements	(20,855,209)
Proceeds from sale-buyback transactions	11,606,134
Payments on sale-buyback transactions	(12,304,370)
Proceeds from deposits from counterparty	75,129
Payments on deposits from counterparty	(75,726)
Net cash (used for) financing activities	(830,620)

Net (Decrease) in Cash and Foreign Currency	(12,811)

Cash and Foreign Currency:
Beginning of period	17,707
End of period	$4,896
* Reinvestment of distributions	$255,069

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$6,987

20	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 164.2%

CORPORATE BONDS & NOTES 4.5%

BANKING & FINANCE 3.0%
Ayt Cedulas Cajas Global
0.075% due 02/22/2018	EUR	2,200	$2,437
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		4,300	5,165
Banco Santander S.A.
6.250% due 09/11/2021 (e)		7,200	7,505
Barclays Bank PLC
2.010% due 12/21/2020	MXN	32,500	1,913
7.625% due 11/21/2022		$1,600	1,796
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	5,500	6,035
8.000% due 12/15/2020 (e)		3,700	4,380
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$17,700	19,824
BPCE S.A.
4.625% due 07/11/2024		74,800	73,085
Citigroup, Inc.
0.820% due 05/01/2017		9,300	9,274
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	76,991	4,621
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	6,900	7,683
7.875% due 01/23/2024 (e)		$400	399
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		5,000	5,221
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		1,100	1,071
3.800% due 09/15/2022		7,000	7,017
Eksportfinans ASA
2.375% due 05/25/2016		3,000	3,008
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		1,850	1,785
12.000% due 02/17/2020		800	799
Export-Import Bank of India
2.477% due 03/30/2016		3,000	3,012
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,400	3,406
International Lease Finance Corp.
7.125% due 09/01/2018		3,100	3,421
LBG Capital PLC
15.000% due 12/21/2019	EUR	100	165
Lloyds Bank PLC
1.750% due 05/14/2018		$21,150	21,122
3.500% due 05/14/2025		4,050	4,020
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	5,000	7,658

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	$1,034
Navient Corp.
0.293% due 11/01/2016		$700	636
Novo Banco S.A.
5.875% due 11/09/2015	EUR	600	669
Qatari Diar Finance Co.
5.000% due 07/21/2020		$1,500	1,678
Rabobank Group
8.400% due 06/29/2017 (e)		100	107
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		1,500	1,500
Stone Street Trust
5.902% due 12/15/2015		2,000	2,022
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		15,700	15,618

			229,086

INDUSTRIALS 0.8%
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		7,500	7,484
Central China Real Estate Ltd.
8.000% due 01/28/2020		2,100	1,982
Chesapeake Energy Corp.
3.539% due 04/15/2019		3,600	2,565
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,056
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	16,200	15,341
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)		$9,750	9,745
2.850% due 10/05/2018 (a)		9,750	9,738
KWG Property Holding Ltd.
8.250% due 08/05/2019		1,700	1,717
Numericable-SFR S.A.S.
6.000% due 05/15/2022		1,700	1,643
Sunac China Holdings Ltd.
8.750% due 12/05/2019		1,000	987
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,642
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,746	3,195
UnitedHealth Group, Inc.
3.350% due 07/15/2022		400	413

			63,508

UTILITIES 0.7%
AT&T, Inc.
0.747% due 03/30/2017		33,100	32,976

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$1,000	$1,018
5.000% due 10/19/2025		1,300	1,409
Petrobras Global Finance BV
2.429% due 01/15/2019		3,400	2,354
2.694% due 03/17/2017		4,700	4,054
2.750% due 01/15/2018	EUR	1,500	1,353
3.000% due 01/15/2019		$1,200	870
3.214% due 03/17/2020		1,400	963
3.250% due 03/17/2017		2,500	2,212
3.250% due 04/01/2019	EUR	100	82
3.750% due 01/14/2021		200	159
4.250% due 10/02/2023		400	310
5.750% due 01/20/2020		$500	376
6.250% due 12/14/2026	GBP	800	774
6.625% due 01/16/2034		2,300	2,182

			51,092

Total Corporate Bonds & Notes (Cost $361,657)			343,686

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.324% due 03/25/2036		$319	306
0.639% due 02/25/2037		3,488	3,502
2.257% due 05/01/2035		236	251
2.480% due 05/01/2036		43	46
3.000% due 10/01/2045 - 11/01/2045 †		42,000	42,588
4.000% due 07/01/2019		2,589	2,710
Freddie Mac
0.437% due 02/15/2019		1,909	1,910
0.477% due 01/15/2037		15	15
2.441% due 06/01/2033		232	245
2.638% due 01/01/2034		320	339
Ginnie Mae
0.509% due 01/16/2031		17	17
NCUA Guaranteed Notes
0.653% due 10/07/2020		6,963	6,998
0.763% due 12/08/2020		36,836	37,099
Small Business Administration
5.902% due 02/10/2018		964	1,031

Total U.S. Government Agencies (Cost $96,415)			97,057

U.S. TREASURY OBLIGATIONS 131.1%
U.S. Treasury Bonds (g)
2.500% due 02/15/2045		105,860	97,551
2.875% due 08/15/2045		39,030	39,042
3.000% due 11/15/2044 (k)		6,600	6,746
3.000% due 05/15/2045 (k)		31,810	32,585
3.000% due 05/15/2045 †		1,370	1,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (g)	$481,781	$477,223
0.125% due 04/15/2016 (i)(k)†	222,078	219,978
0.125% due 04/15/2017 (g)	850,986	848,205
0.125% due 04/15/2018 (g)	1,608,900	1,607,915
0.125% due 04/15/2019 (i)(k)	62,230	62,061
0.125% due 04/15/2020 (g)(i)	271,855	270,386
0.125% due 01/15/2022 (k)	1,054	1,029
0.125% due 01/15/2022 †	51,667	50,429
0.125% due 07/15/2022	46,960	45,868
0.125% due 07/15/2022 (k)†	1,038	1,014
0.125% due 01/15/2023 (k)	1,861	1,797
0.125% due 07/15/2024	7,940	7,590
0.250% due 01/15/2025	9,874	9,480
0.375% due 07/15/2025 (g)	26,769	26,115
0.625% due 07/15/2021 (g)†	847,089	860,015
0.625% due 07/15/2021	224,725	228,154
0.625% due 01/15/2024	76,404	76,164
0.750% due 02/15/2042 (k)	4,753	4,174
0.750% due 02/15/2045	127,687	111,102
1.125% due 01/15/2021 (k)	3,737	3,888
1.250% due 07/15/2020 (g)	837,700	880,452
1.375% due 07/15/2018 (i)	110,770	115,256
1.375% due 01/15/2020 (i)(k)	340,474	357,673
1.375% due 02/15/2044	93,430	95,079
1.375% due 02/15/2044 (k)†	2,232	2,272
1.625% due 01/15/2018	334,237	346,175
1.875% due 07/15/2019 (g)(i)(k)	301,230	321,967
1.875% due 07/15/2019 (g)(i)†	335,316	358,400
2.000% due 01/15/2016 (i)†	143,761	143,414
2.125% due 01/15/2019 (i)(k)	65,249	69,549
2.125% due 01/15/2019 (i)†	294,566	313,980
2.125% due 02/15/2041 (k)	1,635	1,943
2.375% due 01/15/2017	30,177	30,995
2.375% due 01/15/2025	128,242	147,810
2.375% due 01/15/2027	19,988	23,438
2.500% due 07/15/2016 (g)	1,147,743	1,167,141
2.500% due 07/15/2016 (i)(k)†	44,575	45,329
2.500% due 01/15/2029 †	50,032	60,139
2.625% due 07/15/2017	151,062	158,296
3.625% due 04/15/2028 (k)	502	666
3.875% due 04/15/2029	22,284	30,779
U.S. Treasury Notes (g)
1.500% due 05/31/2020	164,100	165,587
1.750% due 03/31/2022 (k)	42,100	42,228

22	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 07/31/2022		$136,000	$138,373

Total U.S. Treasury Obligations (Cost $10,204,532)			10,106,856

MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust
2.697% due 10/25/2035 ^		1,872	1,701
2.763% due 09/25/2035		2,069	1,827
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^		296	218
1.119% due 11/25/2046		7,409	3,860
American Home Mortgage Investment Trust
2.034% due 09/25/2045		957	930
Arran Residential Mortgages Funding PLC
1.423% due 11/19/2047	EUR	1,229	1,379
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$8,634	9,081
5.733% due 06/10/2049		6,622	6,931
5.889% due 07/10/2044		546	555
5.935% due 02/10/2051		4,941	5,265
5.948% due 05/10/2045		7,762	7,839
Banc of America Funding Ltd.
0.459% due 10/03/2039		3,850	3,792
Banc of America Funding Trust
0.506% due 05/20/2035 ^		302	211
2.914% due 01/20/2047 ^		388	330
4.921% due 05/20/2036		806	758
Banc of America Mortgage Trust
2.565% due 01/25/2035		25	24
2.668% due 03/25/2035		708	659
2.791% due 07/25/2035 ^		1,533	1,429
2.901% due 12/25/2034		1,892	1,920
6.500% due 09/25/2033		12	12
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		7,152	7,390
BCAP LLC Trust
0.364% due 01/25/2037 ^		1,914	1,545
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		1,400	1,417
2.492% due 02/25/2036 ^		737	621
2.591% due 05/25/2033		52	52
2.742% due 03/25/2035		170	160
2.753% due 10/25/2035		2,004	1,996
2.909% due 01/25/2035		3,955	4,008
2.977% due 07/25/2034		670	660
Bear Stearns ALT-A Trust
0.354% due 02/25/2034		1,130	1,037
2.551% due 09/25/2034		769	756
2.697% due 09/25/2035		653	557
Chase Mortgage Finance Trust
2.465% due 03/25/2037 ^		2,405	2,253
4.575% due 12/25/2035 ^		2,245	2,155

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.455% due 09/25/2036 ^		$1,860	$1,661
5.500% due 12/25/2022 ^		1,714	1,524
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035		454	443
2.210% due 09/25/2035		2,213	2,222
2.420% due 09/25/2035		2,393	2,412
2.510% due 03/25/2036 ^		277	265
2.570% due 10/25/2035 ^		2,408	2,390
2.602% due 12/25/2035 ^		636	491
2.660% due 05/25/2035		650	644
2.779% due 08/25/2035		908	899
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		573	504
Commercial Mortgage Trust
3.156% due 07/10/2046		1,071	1,070
5.989% due 12/10/2049		3,680	3,905
Countrywide Alternative Loan Trust
0.364% due 05/25/2047		6,196	5,372
0.374% due 05/25/2047		3,083	2,619
0.396% due 02/20/2047 ^		8,032	5,975
0.404% due 07/25/2046		250	220
0.411% due 12/20/2046		670	501
1.199% due 12/25/2035		1,018	847
4.979% due 11/25/2035 ^		606	493
5.500% due 10/25/2033		1,359	1,389
5.750% due 03/25/2037 ^		596	535
6.500% due 08/25/2032		921	928
Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035		106	94
2.458% due 11/20/2034		450	425
2.560% due 04/20/2035		950	948
2.674% due 09/25/2047 ^		1,325	1,194
2.688% due 09/25/2033		1,000	955
2.903% due 10/20/2035		533	484
5.500% due 11/25/2035 ^		249	242
5.500% due 04/25/2038		1,006	1,026
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035		1,776	1,582
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 04/25/2034		2,315	2,326
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		792	693
Deutsche ALT-B Securities, Inc.
0.294% due 10/25/2036 ^		216	139
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		1,762	1,754
Eurosail BV
1.481% due 10/17/2040	EUR	5,586	6,116
First Horizon Mortgage Pass-Through Trust
2.719% due 10/25/2035		$562	554
5.000% due 10/25/2020		51	51

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gosforth Funding PLC
2.031% due 04/24/2047	GBP	2,263	$3,440
Granite Master Issuer PLC
0.097% due 12/20/2054	EUR	662	738
0.177% due 12/20/2054		1,415	1,577
Granite Mortgages PLC
0.243% due 06/20/2044		121	134
0.361% due 01/20/2044		154	172
0.687% due 01/20/2044		$154	153
0.787% due 07/20/2043		724	719
GS Mortgage Securities Trust
3.849% due 12/10/2043		2,884	2,961
4.592% due 08/10/2043		1,400	1,540
5.162% due 12/10/2043		10,000	11,306
5.560% due 11/10/2039		2,037	2,093
GSR Mortgage Loan Trust
2.631% due 11/25/2035 ^		491	412
2.726% due 09/25/2035		1,182	1,196
2.805% due 11/25/2035		1,757	1,723
3.464% due 11/25/2035 ^		3,304	3,007
HarborView Mortgage Loan Trust
0.396% due 07/19/2046		9,858	5,912
0.436% due 05/19/2035		1,177	982
0.466% due 01/19/2036		2,694	1,842
4.803% due 08/19/2036 ^		744	674
HomeBanc Mortgage Trust
0.374% due 12/25/2036		673	597
0.464% due 10/25/2035		4,243	3,946
4.990% due 04/25/2037 ^		625	509
IndyMac Mortgage Loan Trust
0.374% due 07/25/2047		3,745	2,716
0.384% due 09/25/2046		6,186	5,311
2.574% due 09/25/2035 ^		566	486
2.577% due 10/25/2034		886	851
2.642% due 06/25/2035 ^		490	431
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		1,981	2,000
3.673% due 02/15/2046		2,978	3,022
3.853% due 06/15/2043		136	136
5.336% due 05/15/2047		105	109
5.440% due 06/12/2047		686	712
5.794% due 02/12/2051		8,523	9,034
JPMorgan Mortgage Trust
2.112% due 06/25/2035		291	286
2.144% due 07/27/2037		747	696
2.376% due 06/25/2036		1,960	1,780
2.522% due 07/25/2035		268	266
2.561% due 06/25/2035		681	675
2.635% due 07/25/2035		301	299
2.667% due 07/25/2034		266	263
4.740% due 11/25/2035		641	611
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,569	3,711

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.430% due 02/15/2040		$2,055	$2,143
5.866% due 09/15/2045		1,493	1,610
Luminent Mortgage Trust
0.364% due 12/25/2036		4,374	3,534
0.394% due 10/25/2046		1,386	1,193
Marche Mutui SRL
0.342% due 02/25/2055	EUR	2,851	3,123
0.381% due 10/27/2065		1,608	1,797
2.231% due 01/27/2064		6,874	7,815
MASTR Adjustable Rate Mortgages Trust
0.434% due 05/25/2037		$562	370
Merrill Lynch Alternative Note Asset Trust
0.494% due 03/25/2037		1,021	495
3.002% due 06/25/2037 ^		770	529
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		2,212	2,156
2.281% due 12/25/2035		255	236
2.571% due 06/25/2035		1,055	1,034
2.678% due 05/25/2034		473	469
2.781% due 09/25/2035 ^		406	369
5.164% due 05/25/2036		1,066	1,043
Merrill Lynch Mortgage Trust
5.865% due 05/12/2039		10,170	10,275
6.032% due 06/12/2050		745	748
Merrill Lynch Mortgage-Backed Securities Trust
2.916% due 04/25/2037 ^		2,461	2,113
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,330
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,606
5.610% due 04/15/2049		1,159	1,163
6.114% due 06/11/2049		9,589	10,165
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		2,824	2,968
5.988% due 08/15/2045		4,022	4,225
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,219
RBSSP Resecuritization Trust
2.290% due 12/26/2036		784	787
Residential Accredit Loans, Inc. Trust
0.494% due 08/25/2035		1,676	1,302
2.305% due 04/25/2035		372	352
3.250% due 08/25/2035 ^		596	321
3.560% due 02/25/2036 ^		578	435
Residential Asset Securitization Trust
5.000% due 08/25/2019		134	137
6.250% due 10/25/2036 ^		1,038	870
Residential Funding Mortgage Securities, Inc. Trust
2.730% due 06/25/2035		594	578
3.161% due 09/25/2035 ^		2,496	1,996
6.500% due 03/25/2032		646	673

24	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sequoia Mortgage Trust
0.916% due 10/19/2026	$64	$63
2.349% due 01/20/2047 ^	1,179	967
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 10/25/2035	1,769	1,594
2.459% due 04/25/2035	4,283	4,155
5.215% due 02/25/2036 ^	603	459
Structured Asset Mortgage Investments Trust
0.384% due 06/25/2036	595	497
0.414% due 05/25/2046	4,604	2,639
0.466% due 07/19/2035	2,271	2,184
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	119	119
Vornado DP LLC Trust
4.004% due 09/13/2028	9,000	9,723
Wachovia Mortgage Loan Trust LLC
2.741% due 08/20/2035 ^	1,620	1,482
WaMu Mortgage Pass-Through Certificates Trust
0.939% due 01/25/2047 ^	4,353	3,548
0.959% due 04/25/2047	6,228	5,298
0.993% due 12/25/2046	1,873	1,719
1.179% due 06/25/2046	299	281
1.199% due 08/25/2046	1,016	852
1.399% due 11/25/2042	255	240
2.159% due 11/25/2046	1,258	1,139
2.294% due 02/25/2037 ^	4,658	4,177
2.398% due 09/25/2036 ^	2,741	2,488
2.450% due 04/25/2035	2,801	2,765
2.499% due 09/25/2035	3,774	3,665
5.884% due 08/25/2046 ^	4,626	4,281
Wells Fargo Mortgage-Backed Securities Trust
2.597% due 03/25/2036 ^	228	223
2.599% due 04/25/2036	1,353	1,317
2.623% due 01/25/2035	949	931
2.651% due 03/25/2036	5,724	5,528
2.670% due 06/25/2035	1,696	1,742
2.696% due 04/25/2036	1,139	1,135
2.722% due 09/25/2034	897	922
3.188% due 10/25/2035	2,206	2,160
3.459% due 03/25/2036	430	426
5.705% due 04/25/2036	2,186	2,149

Total Mortgage-Backed Securities (Cost $324,741)		354,295

ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036	46	26
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.974% due 05/25/2034	2,008	1,855
Asset-Backed Securities Corp. Home Equity Loan Trust
1.139% due 09/25/2034	1,517	1,405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
1.194% due 10/25/2037	$2,462	$2,319
BlackRock Senior Income
0.527% due 04/20/2019	615	612
Citigroup Mortgage Loan Trust, Inc.
0.274% due 01/25/2037	96	62
Countrywide Asset-Backed Certificates
0.444% due 04/25/2036	1,160	1,155
0.484% due 08/25/2036	2,400	2,152
4.469% due 04/25/2036	2,046	2,076
Countrywide Asset-Backed Certificates Trust
0.344% due 02/25/2037	2,647	2,550
Equity One Mortgage Pass-Through Trust
0.494% due 04/25/2034	45	38
First Franklin Mortgage Loan Trust
0.854% due 04/25/2035	115	115
GSAA Home Equity Trust
0.494% due 03/25/2037	1,179	726
GSAMP Trust
0.564% due 03/25/2047	2,500	1,655
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036	65	36
0.464% due 02/25/2036	2,381	2,081
JPMorgan Mortgage Acquisition Trust
0.344% due 07/25/2036	26,783	25,761
Morgan Stanley ABS Capital, Inc. Trust
0.254% due 05/25/2037	1,177	752
0.899% due 07/25/2035	350	329
Morgan Stanley Home Equity Loan Trust
0.899% due 12/25/2034	334	334
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036	8	4
Morgan Stanley Mortgage Loan Trust
0.554% due 04/25/2037	1,060	575
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019	665	662
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019	118	118
NovaStar Mortgage Funding Trust
0.664% due 01/25/2036	5,264	4,210
Option One Mortgage Loan Trust
0.994% due 02/25/2035	594	584
Park Place Securities, Inc.
0.884% due 05/25/2035	1,100	1,046
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.694% due 07/25/2035	500	495
1.169% due 10/25/2034	2,296	2,277
1.184% due 09/25/2034	977	924
Popular ABS Mortgage Pass-Through Trust
0.624% due 06/25/2035	3,929	3,848

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLM Private Education Loan Trust
3.200% due 05/16/2044		$1,575	$1,624
3.457% due 05/16/2044		9,442	9,827
Soundview Home Loan Trust
0.254% due 11/25/2036		617	245
0.334% due 12/25/2036		491	488
0.664% due 11/25/2035		15,000	12,634
Structured Asset Investment Loan Trust
0.554% due 10/25/2035		864	851

Total Asset-Backed Securities (Cost $81,250)			86,451

SOVEREIGN ISSUES 17.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	11,149
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,427
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	122,400	26,672
0.000% due 01/01/2018 (c)		369,940	66,718
0.000% due 01/01/2019 (c)		136,400	21,164
Colombian TES
3.000% due 03/25/2033 (d)	COP	33,357,420	9,107
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,158
France Government International Bond
0.250% due 07/25/2018 (d)(g)	EUR	727	837
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)		75,450	89,079
2.100% due 09/15/2021 (d)		17,901	22,062
2.250% due 04/22/2017 (d)		29,295	33,630
2.350% due 09/15/2019 (d)		4,639	5,659
2.350% due 09/15/2024 (d)		59,501	75,246
2.550% due 10/22/2016 (d)		41,441	47,295
2.550% due 09/15/2041 (d)		1,626	2,204
3.100% due 09/15/2026 (d)		3,174	4,326
Mexico Government International Bond
3.320% due 06/29/2017	MXN	96,400	5,591
4.500% due 12/04/2025 (d)		1,250,407	83,807
4.500% due 11/22/2035 (d)		608,865	40,997
4.750% due 06/14/2018		260,655	15,495
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	47,000	35,163
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025		54,419	35,715
2.500% due 09/20/2035		5,597	2,570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Germany
0.750% due 04/15/2018 (d)(g)	EUR	125,090	$144,066
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,100,000	7,748
4.500% due 07/03/2017		480,000	3,381
4.750% due 04/17/2019	EUR	20,700	20,248
5.000% due 08/22/2016	JPY	1,120,000	8,496
5.250% due 02/01/2016		10,600	83
Slovenia Government International Bond
4.125% due 01/26/2020	EUR	400	514
4.700% due 11/01/2016		35,630	41,811
5.125% due 03/30/2026		300	437
5.250% due 02/18/2024		$1,800	1,987
Spain Government International Bond
0.550% due 11/30/2019 (d)	EUR	5,895	6,727
1.000% due 11/30/2030 (d)		15,743	16,872
1.800% due 11/30/2024 (d)		13,988	16,789
2.750% due 10/31/2024		20,400	24,600
3.800% due 04/30/2024		14,700	19,104
4.400% due 10/31/2023		32,600	44,007
5.400% due 01/31/2023		31,300	44,403
United Kingdom Gilt
0.125% due 03/22/2024 (d)(g)	GBP	173,352	284,712
0.125% due 03/22/2058 (d)		1,071	2,431
0.125% due 03/22/2068 (d)		2,123	5,484
0.375% due 03/22/2062 (d)		4,277	11,217

Total Sovereign Issues (Cost $1,522,363)			1,349,188

		SHARES
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,765

Total Preferred Securities (Cost $12,500)			12,765

26	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.9%

CERTIFICATES OF DEPOSIT 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$8,250	$8,249
Intesa Sanpaolo SpA
1.666% due 04/11/2016		19,000	19,033

			27,282

REPURCHASE AGREEMENTS (f) 0.2%
			18,814

JAPAN TREASURY BILLS 1.8%
(0.035%) due 12/28/2015	JPY	16,700,000	139,215

U.S. TREASURY BILLS 1.5%
0.096% due 11/12/2015 - 02/18/2016 (b)(g)(i)(k)†		$115,889	115,884

Total Short-Term Instruments (Cost $301,216)			301,195

Total Investments in Securities (Cost $12,904,674)			12,651,493

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	153,650	$1,523

Total Short-Term Instruments (Cost $1,523)		1,523

Total Investments in Affiliates (Cost $1,523)		1,523

Total Investments 164.2% (Cost $12,906,197)		$12,653,016

Financial Derivative Instruments (h)(j) (0.5%) (Cost or Premiums, net $(13,091))		(40,717)

Other Assets and Liabilities, net (63.7%)		(4,905,384)

Net Assets 100.0%		$7,706,915

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS AND UNITS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.500%	09/25/2015	10/09/2015	$6,287	United Kingdom Gilt Inflation Linked 0.125% due 03/22/2024	$(9,463)	$9,510	$9,510
SSB	0.000% †	09/30/2015	10/01/2015	9,304	U.S. Treasury Notes 1.875% - 4.875% due 08/15/2016 - 06/30/2020	(9,494)	9,304	9,304

Total Repurchase Agreements						$(18,957)	$18,814	$18,814

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.550%		09/16/2015	10/01/2015	$(54,504)	$(54,516)
	0.550%		10/01/2015	10/07/2015	(16,160)	(16,160)
	0.450%		09/04/2015	10/05/2015	(239,750)	(239,831)
	0.500%		09/09/2015	10/09/2015	(126,174)	(126,212)
	0.550	% †	09/15/2015	10/06/2015	(7,838)	(7,840)
	0.550%		09/16/2015	10/07/2015	(53,961)	(53,973)
	0.550	% †	09/25/2015	10/09/2015	(18,554)	(18,556)
	0.620%		09/23/2015	10/07/2015	(109,323)	(109,338)
	0.750%		09/24/2015	10/01/2015	(26,395)	(26,399)
BSN	0.390%		08/25/2015	10/26/2015	(7,704)	(7,707)
	0.400%		08/26/2015	10/26/2015	(102,875)	(102,916)
	0.400	% †	08/28/2015	10/28/2015	(65,101)	(65,126)
	0.400%		09/10/2015	10/13/2015	(48,750)	(48,761)
	0.400	% †	09/14/2015	10/13/2015	(16,770)	(16,773)
	0.400%		09/15/2015	10/13/2015	(1,547)	(1,547)
	0.400%		09/30/2015	10/13/2015	(2,225)	(2,225)
DEU	0.250	% †	10/01/2015	10/16/2015	(232,498)	(232,500)
GRE	0.470	% †	09/14/2015	10/08/2015	(2,580)	(2,581)
	0.470%		09/15/2015	10/08/2015	(516)	(516)
	0.480%		09/09/2015	10/09/2015	(120,625)	(120,660)
	0.490%		09/09/2015	10/09/2015	(964)	(964)
	0.500%		09/10/2015	10/13/2015	(74,850)	(74,872)
	0.530%		09/14/2015	10/05/2015	(253,275)	(253,338)
	0.550%		09/23/2015	10/07/2015	(39,848)	(39,853)
	0.600%		09/23/2015	10/07/2015	(90,534)	(90,546)
	0.650%		09/30/2015	10/01/2015	(113,337)	(113,339)
	0.750%		09/25/2015	10/02/2015	(592)	(592)
IND	0.260%		09/23/2015	10/23/2015	(28,290)	(28,292)
	0.270%		07/16/2015	10/16/2015	(83,878)	(83,927)
	0.270	% †	09/14/2015	10/19/2015	(79,346)	(79,356)
	0.280	% †	09/30/2015	10/14/2015	(14,393)	(14,393)
	0.300%		09/29/2015	10/13/2015	(21,268)	(21,269)
	0.310	% †	09/28/2015	10/05/2015	(8,700)	(8,700)
	0.310%		09/29/2015	10/29/2015	(4,173)	(4,173)
	0.310%		09/30/2015	11/02/2015	(26,001)	(26,002)

28	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
	0.320%		08/06/2015	10/06/2015	$ (85,995)	$(86,038)
	0.320%		09/14/2015	10/06/2015	(23,999)	(24,003)
	0.320%		09/17/2015	10/06/2015	(20,116)	(20,119)
JML	(0.160%)		09/03/2015	10/08/2015	EUR (14,506)	(16,207)
	(0.160%)		09/30/2015	10/08/2015	(68,185)	(76,189)
JPS	0.250%		09/09/2015	10/09/2015	$ (32,300)	(32,305)
	0.370%		08/25/2015	10/06/2015	(66,938)	(66,963)
	0.400%		09/21/2015	10/05/2015	(21,106)	(21,108)
	0.420%		09/23/2015	10/07/2015	(13,200)	(13,201)
	0.550	% †	09/18/2015	10/02/2015	(1,367)	(1,367)
MBC	0.650%		09/10/2015	10/09/2015	GBP (221,114)	(334,617)
RDR	0.380%		08/21/2015	10/02/2015	$ (202,922)	(203,010)
	0.410%		08/25/2015	10/06/2015	(361,125)	(361,277)
	0.430%		08/31/2015	10/13/2015	(116,866)	(116,909)
	0.480%		09/11/2015	10/02/2015	(396,962)	(397,068)
	0.500%		09/15/2015	10/06/2015	(262,144)	(262,202)
	0.520	% †	09/17/2015	10/01/2015	(114,597)	(114,620)
	0.550%		09/25/2015	10/09/2015	(135,756)	(135,768)
	0.550%		09/28/2015	10/13/2015	(113,953)	(113,958)
SGY	0.180%		10/01/2015	10/08/2015	(114,036)	(114,036)
	0.230%		10/01/2015	10/16/2015	(5,404)	(5,404)

Total Reverse Repurchase Agreements						$(4,610,122)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.450%		09/09/2015	10/09/2015		$(79,616)	$(79,685)
BPS	(0.180%)		07/16/2015	10/08/2015	EUR	(126,488)	(141,239)
GSC	0.310%		09/16/2015	10/07/2015		$(811)	(811)
	0.410%		09/10/2015	10/13/2015		(16,108)	(16,127)
	0.423%		08/26/2015	10/07/2015		(38,535)	(38,226)
	0.430%		09/10/2015	10/13/2015		(8,174)	(8,181)
	0.680%		09/25/2015	10/02/2015		(15,304)	(15,306)
	0.680%		09/28/2015	10/05/2015		(58,388)	(58,400)
MSC	0.380%		08/24/2015	10/05/2015		(6,389)	(6,394)
	0.430%		08/19/2015	10/20/2015		(63,195)	(63,260)
	0.580%		09/17/2015	10/01/2015		(66,871)	(66,886)
TDM	0.400%		08/26/2015	10/07/2015		(63,914)	(63,946)
	0.490	% †	09/16/2015	10/07/2015		(121,538)	(121,561)
	0.560%		09/17/2015	10/01/2015		(27,701)	(27,708)
	0.600	% †	09/18/2015	10/02/2015		(37,149)	(37,158)
UBS	0.450%		09/21/2015	10/05/2015		(3,390)	(3,391)

Total Sale-Buyback Transactions							$(748,279)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $4,308,034 at a weighted average interest rate of 0.257%.
(3)	Payable for sale-buyback transactions includes $42 of deferred price drop.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$121,000	$(121,552)	$(122,699)
Fannie Mae †	3.500%	11/01/2045	2,000	(2,069)	(2,083)

Total Short Sales				$(123,621)	$(124,782)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(g)	Securities with an aggregate market value of $5,335,801 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
PIMCO CommodityRealReturn Strategy Fund®
Global/Master Repurchase Agreement
BOS	$0	$(626,429)	$0	$(626,429)	$609,004	$(17,425)
BSN	0	(197,132)	0	(197,132)	197,230	98
DEU	0	(116,507)	0	(116,507)	116,396	(111)
GRE	0	(694,680)	0	(694,680)	693,122	(1,558)
IND	0	(340,980)	0	(340,980)	341,123	143
JML	0	(92,396)	0	(92,396)	92,092	(304)
JPS	0	(133,577)	0	(133,577)	132,474	(1,103)
MBC	9,510	(334,617)	0	(325,107)	334,298	9,191
RDR	0	(1,590,192)	0	(1,590,192)	1,588,554	(1,638)
SGY	0	(119,440)	0	(119,440)	119,107	(333)
SSB	8,500	0	0	8,500	(8,673)	(173)

Master Securities Forward Transaction Agreement
BCY	0	0	(79,685)	(79,685)	79,051	(634)
BPS	0	0	(141,239)	(141,239)	140,818	(421)
FOB	0	0	0	0	0	0
GSC	0	0	(137,051)	(137,051)	136,579	(472)
MSC	0	0	(136,540)	(136,540)	136,817	277
TDM	0	0	(193,032)	(193,032)	193,186	154
UBS	0	0	(3,391)	(3,391)	3,451	60

PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	0	(26,396)	0	(26,396)	26,446	50
BSN	0	(47,924)	0	(47,924)	47,947	23
DEU	0	(115,993)	0	(115,993)	115,997	4
GRE	0	(2,581)	0	(2,581)	2,580	(1)
IND	0	(55,291)	0	(55,291)	46,583	(8,708)
JPS	0	(1,367)	0	(1,367)	1,403	36
RDR	0	(114,620)	0	(114,620)	114,609	(11)
SSB	804	0	0	804	(820)	(16)

30	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Master Securities Forward Transaction Agreement
TDM	$0	$0	$(57,341)	$(57,341)	$57,485	$144

Total Borrowings and Other Financing Transactions	$18,814	$(4,610,122)	$(748,279)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(427,013)	$0	$0	$(427,013)
U.S. Treasury Obligations	(308,874)	(3,480,133)	(26,002)	0	(3,815,009)

Total	$(308,874)	$(3,907,146)	$(26,002)	$0	$(4,242,022)

Sale-Buyback Transactions
Sovereign Issues	0	(141,239)	0	0	(141,239)
U.S. Treasury Obligations	(94,594)	(512,446)	0	0	(607,040)

Total	$(94,594)	$(653,685)	$0	$0	$(748,279)

Total Borrowings	$(403,468)	$(4,560,831)	$(26,002)	$0	$(4,990,301)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(4,990,301)

(5)	Unsettled reverse repurchase agreements liability of $(368,100) is outstanding at period end.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Corn December Futures †	$340.000	11/20/2015	312	$122	$21
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	20	61	7
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	19	25	1
Call - NYMEX Brent Crude Spread February Futures †	71.500	03/31/2016	20	61	11
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	20	61	3
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	19	25	0
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	19	25	2
Call - NYMEX Natural Gas May Futures †	3.500	04/26/2016	46	73	21

				$453	$66

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$109.000	11/20/2015	500	$4	$4
Put - CBOT U.S. Treasury 5-Year Note December Futures	109.500	11/20/2015	189	2	1
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.000	11/20/2015	989	9	7
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	385	3	3
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	442	4	3
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.500	11/20/2015	1,377	12	10
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	1,564	13	23
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	52	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	402	3	6
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	60	1	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.000	11/20/2015	2,156	19	32
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	5,029	43	74
Call - CBOT U.S. Treasury 30-Year Bond December Futures	202.000	11/20/2015	1,279	11	22
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	7,484	560	47

				$685	$234

Total Purchased Options				$1,138	$300

WRITTEN OPTIONS:

OPTIONS ON COMMODITY FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Wheat December Futures †	$460.000	11/20/2015	234	$(128)	$(32)
Call - NYMEX Crude December Futures †	0.250	11/19/2015	49	(10)	(3)
Put - NYMEX Crude December Futures †	0.750	11/19/2015	302	(40)	(45)
Put - NYMEX Crude December Futures †	1.000	11/19/2015	49	(5)	(5)
Call - NYMEX Crude February Futures †	—(1)	01/19/2016	302	(36)	(18)
Call - NYMEX Crude January Futures †	—(1)	12/18/2015	302	(36)	(12)
Call - NYMEX Crude March Futures †	—(1)	02/19/2016	302	(36)	(18)
Call - NYMEX Crude November Futures †	0.250	10/19/2015	49	(10)	(3)
Put - NYMEX Crude November Futures †	0.750	10/19/2015	302	(40)	(18)
Put - NYMEX Crude November Futures †	1.000	10/19/2015	49	(5)	(2)
Call - NYMEX Gasoline December Futures †	21,500.000	11/24/2015	93	(146)	(1)
Put - NYMEX Natural Gas November Futures †	2.500	10/27/2015	105	(51)	(99)
Call - NYMEX Natural Gas November Futures †	3.000	10/27/2015	105	(59)	(12)
Call - NYMEX Natural Gas November Futures †	3.400	10/27/2015	304	(318)	(7)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100	02/29/2016	20	(73)	(9)
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000	02/29/2016	19	(32)	(2)
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100	01/29/2016	20	(73)	(5)
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000	01/29/2016	19	(32)	(1)
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100	03/31/2016	20	(73)	(12)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000	03/31/2016	19	(32)	(2)
Call - NYMEX WTI Crude December Futures †	—(1)	11/19/2015	46	(5)	(1)
Call - NYMEX WTI Crude December Futures †	0.250	11/19/2015	122	(21)	(7)
Put - NYMEX WTI Crude December Futures †	0.750	11/19/2015	46	(5)	(7)
Put - NYMEX WTI Crude December Futures †	1.000	11/19/2015	122	(17)	(14)
Call - NYMEX WTI Crude November Futures †	50.000	10/15/2015	177	(116)	(48)
Call - NYMEX WTI Crude November Futures †	—(1)	10/19/2015	46	(4)	(1)
Call - NYMEX WTI Crude November Futures †	0.250	10/19/2015	122	(21)	(6)
Put - NYMEX WTI Crude November Futures †	0.750	10/19/2015	46	(4)	(3)
Put - NYMEX WTI Crude November Futures †	1.000	10/19/2015	122	(17)	(5)

				$(1,445)	$(398)

Total Written Options				$(1,445)	$(398)

(1)	Strike Price determined when exercised based on predetermined terms.

32	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	201	$(68)	$8	$0
90-Day Eurodollar December Futures	Short	12/2016	2,455	(1,322)	92	0
90-Day Eurodollar March Futures	Short	03/2016	57	(41)	2	0
90-Day Eurodollar March Futures	Short	03/2017	897	(1,399)	34	0
90-Day Eurodollar September Futures	Short	09/2016	572	(735)	21	0
Aluminum January Futures †	Short	01/2016	699	26	0	0
Arabica Coffee March Futures †	Short	03/2016	193	31	0	(33)
Brent Crude April Futures †	Long	02/2016	540	(1,080)	97	0
Brent Crude December Futures †	Short	11/2015	777	92	0	(148)
Brent Crude December Futures †	Long	10/2016	1,358	(3,816)	217	0
Brent Crude December Futures †	Short	10/2017	238	(124)	0	(7)
Brent Crude December Futures †	Long	10/2018	137	10	4	0
Brent Crude February Futures †	Short	01/2016	447	762	0	(85)
Brent Crude June Futures †	Short	04/2016	1,570	3,553	0	(314)
Brent Crude June Futures †	Short	04/2017	323	516	0	(26)
Brent Crude March Futures †	Long	01/2016	1,954	(7,514)	352	0
Brent Crude March Futures †	Short	01/2017	312	2,019	0	(37)
Brent Crude September Futures †	Short	07/2016	312	1,696	0	(56)
Call Options Strike @ USD 83.000 on Brent Crude January Futures †	Long	12/2015	93	(113)	0	(1)
Cocoa March Futures †	Long	03/2016	342	(515)	0	(211)
Cocoa March Futures †	Long	03/2017	286	(432)	0	(180)
Cocoa September Futures †	Short	09/2016	134	200	86	0
Copper January Futures †	Long	01/2016	213	544	0	0
Corn March Futures †	Short	03/2016	524	(410)	26	0
Cotton No. 2 December Futures †	Short	12/2015	45	41	13	0
Cotton No. 2 March Futures †	Long	03/2016	252	(247)	0	(50)
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	13	164	17	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	13	157	0	(8)
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	13	158	0	(9)
Euro-BTP Italy Government Bond December Futures	Short	12/2015	138	(384)	0	(79)
Gas Oil January Futures †	Short	01/2016	75	65	8	0
Gold 100 oz. December Futures †	Short	12/2015	379	1,789	440	0
Gold 100 oz. February Futures †	Long	02/2016	14	7	0	(16)
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap December Futures †	Long	12/2015	13	(153)	6	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap November Futures †	Long	11/2015	13	(148)	8	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap October Futures †	Long	10/2015	13	(142)	9	0
Hard Red Spring Wheat December Futures †	Long	12/2015	135	(48)	46	0
Henry Hub Natural Gas April Futures †	Long	03/2016	650	(1,478)	0	(279)
Henry Hub Natural Gas July Futures †	Long	06/2016	501	(1,089)	0	(185)
Henry Hub Natural Gas May Futures †	Long	04/2016	14	(14)	0	(6)
Henry Hub Natural Gas Swap April Futures †	Short	03/2016	51	32	5	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	61	(245)	0	(5)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	515	(1,056)	0	(49)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	60	(242)	0	(5)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	498	(660)	0	(45)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	59	(247)	0	(4)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	250	(132)	0	(31)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	61	(239)	0	(5)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	271	(161)	0	(36)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	62	$(244)	$0	$(5)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	1,354	(1,466)	0	(125)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	60	(241)	0	(5)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	468	(972)	0	(46)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	60	(242)	0	(5)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	271	(172)	0	(32)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	61	(239)	0	(5)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	194	(172)	0	(19)
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	61	(248)	0	(5)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	453	(747)	0	(42)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	59	(244)	0	(5)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	515	(1,029)	0	(50)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	59	(242)	0	(5)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	469	(926)	0	(46)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	60	(244)	0	(5)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	29	7	0	(4)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	34	11	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	77	(14)	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	34	11	8	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	29	6	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	29	8	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	34	9	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	29	8	0	(4)
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	29	5	0	(3)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	29	7	0	(4)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	77	(14)	0	(14)
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	34	11	8	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	77	(7)	0	(22)
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	34	11	8	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	34	13	1	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	4	(10)	0	(2)
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	4	(11)	0	(2)
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	4	(12)	0	(2)
Natural Gas April Futures †	Long	03/2017	142	(298)	0	(46)
Natural Gas December Futures †	Long	11/2015	160	(100)	4	(100)
Natural Gas January Futures †	Short	12/2015	918	2,446	499	0
Natural Gas March Futures †	Short	02/2016	806	2,168	379	0
Natural Gas March Futures †	Short	02/2017	142	319	48	0
New York Harbor ULSD January Futures †	Short	12/2015	115	189	0	(42)
Nickel January Futures †	Long	01/2016	149	578	0	0
Platinum January Futures †	Long	01/2016	758	(3,199)	0	(341)
RBOB Gasoline November Futures †	Long	11/2016	13	(25)	5	0
Silver March Futures †	Short	03/2016	60	56	17	0
Soybean January Futures †	Long	01/2016	15	9	5	0
Soybean March Futures †	Long	03/2016	577	(1,055)	188	0
Soybean May Futures †	Long	05/2016	296	(1,129)	100	0
Soybean November Futures †	Short	11/2015	771	(937)	0	(299)
Soybean Oil July Futures †	Long	07/2016	9	(4)	0	(2)

34	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Soybean Oil March Futures †	Short	03/2016	9	$4	$2	$0
Sugar No. 11 March Futures †	Short	02/2016	1,016	178	0	(744)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	3,766	3,430	0	(133)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	7,393	10,367	0	(578)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	1,259	(3,538)	708	0
Wheat December Futures †	Long	12/2015	234	66	82	0
Wheat December Futures †	Short	12/2015	369	(151)	0	(166)
Wheat March Futures †	Short	03/2016	361	(431)	0	(156)
WTI Crude December Futures †	Short	11/2015	715	(13)	57	(1)
WTI Crude December Futures †	Long	11/2016	1,026	(1,710)	228	0
WTI Crude December Futures †	Short	11/2017	210	(108)	0	(54)
WTI Crude December Futures †	Short	11/2018	2	0	2	(2)
WTI Crude February Futures †	Short	01/2016	132	0	0	0
WTI Crude January Futures †	Long	12/2015	254	(8)	0	(10)
WTI Crude June Futures †	Long	05/2016	130	(1,909)	13	0
WTI Crude June Futures †	Short	05/2016	488	1,296	0	(49)
WTI Crude June Futures †	Short	05/2017	295	612	0	(59)
WTI Crude March Futures †	Short	02/2016	542	260	0	(22)
WTI Crude March Futures †	Long	02/2017	224	(378)	45	0
WTI Crude November Futures †	Short	10/2015	517	575	72	0
WTI Crude September Futures †	Long	08/2016	993	(8,063)	169	0
Zinc January Futures †	Long	01/2016	146	136	0	0

Total Futures Contracts				$(20,148)	$4,139	$(5,179)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
							Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$	142,263	$4,153	$(4,380)	$510	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020		5,100	2	11	11	(3)
CDX.IG-24 5-Year Index	1.000%	06/20/2020		118,500	630	(772)	4	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020		17,400	62	(6)	0	(3)

					$4,847	$(5,147)	$525	$(6)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$	441,800	$(5,595)	$(2,713)	$131	$0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		151,600	3,765	3,342	0	(163)
Pay	3-Month USD-LIBOR	2.250%	12/16/2022		49,900	1,551	1,204	0	(43)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025		153,600	(2,033)	(1,577)	38	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025		28,300	(559)	(559)	27	0
Receive	3-Month USD-LIBOR †	2.500%	12/16/2025		853,400	(34,119)	(37,291)	619	0
Receive	3-Month USD-LIBOR	2.670%	07/13/2045		8,590	(281)	(419)	26	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		373,000	(14,915)	(32,005)	1,148	0
Receive	3-Month USD-LIBOR	2.570%	02/10/2046		6,700	21	21	21	0
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026	EUR	267,930	1,552	(1,961)	0	(632)
Pay	6-Month EUR-EURIBOR	1.500%	03/16/2046		33,700	(544)	(1,838)	170	0
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026	GBP	261,300	(3,595)	(7,939)	0	(1,653)
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045		155,370	3,634	(3,526)	0	(2,628)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	2,140,000	(886)	(706)	15	0
Pay	28-Day MXN-TIIE	5.145%	04/02/2020	MXN	2,615,200	(894)	(757)	464	0
Receive	28-Day MXN-TIIE	6.420%	07/10/2025		907,200	(287)	(287)	0	(390)
Receive	28-Day MXN-TIIE	6.390%	07/10/2025		728,400	(127)	(254)	0	(313)
Receive	28-Day MXN-TIIE	7.030%	06/28/2035		18,300	5	5	0	(9)

						$(53,307)	$(87,260)	$2,659	$(5,831)

Total Swap Agreements						$(48,460)	$(92,407)	$3,184	$(5,837)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(i)	Securities with an aggregate market value of $161,347 and cash of $16,212 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability (4)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommodityRealReturn Strategy Fund® (5)	$234	$865	$3,172	$4,271	$0	$(790)	$(5,943)	$(6,733)
PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary) (5)	66	3,275	13	3,354	(398)	(4,390)	0	(4,788)

Total Exchange-Traded or Centrally Cleared	$300	$4,140	$3,185	$7,625	$(398)	$(5,180)	$(5,943)	$(11,521)

(4)

Unsettled variation margin asset of $1 and liability of $(1) for closed futures and unsettled variation margin asset of $1 and liability of $(106) for closed swap agreements is outstanding at period end.

(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

36	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2015		BRL	79,360	$	21,530	$1,512	$0
	10/2015			$19,975	BRL	79,360	42	0
	10/2015			1,840	GBP	1,205	0	(17)
	10/2015			18,199	PLN	68,738	0	(122)
	11/2015	†	EUR	2,293	$	2,579	15	0
	12/2015		MXN	2,246,649		132,713	620	0
	10/2016		BRL	63,200		16,037	1,696	0
BPS	10/2015			$75,138	NZD	118,333	513	0
	11/2015		NZD	118,333	$	74,962	0	(510)
BRC	12/2015			$331	MXN	5,674	3	0
CBK	10/2015		EUR	21,768	$	24,921	597	0
	10/2015		GBP	25,216		39,070	925	0
	10/2015		JPY	271,853		2,270	3	0
	10/2015		SGD	14,259		10,077	59	0
	10/2015			$34,865	EUR	30,829	4	(421)
	10/2015			340,043	GBP	221,225	0	(5,398)
	11/2015	†	EUR	30,879	$	34,544	68	(46)
	11/2015	†		$14,170	EUR	13,000	365	0
	12/2015			9,264	MXN	158,428	51	0
	01/2016		BRL	14,628	$	4,389	815	0
DUB	10/2015			524,611		130,956	0	(1,371)
	10/2015		EUR	601,734		678,866	6,489	0
	10/2015		HUF	18,620,234		65,446	0	(907)
	10/2015		TWD	54,358		1,670	25	0
	10/2015			$132,047	BRL	524,611	280	0
	10/2015		ZAR	75,920	$	6,033	573	0
	11/2015			$129,629	BRL	524,611	1,247	0
	04/2016		BRL	141,176	$	44,500	10,966	0
FBF	10/2015		JPY	12,892,362		107,266	0	(206)
	10/2015		SGD	13,666		9,734	133	0
	10/2015			$502	MYR	1,961	0	(55)
GLM	10/2015		BRL	242,825	$	61,120	0	(129)
	10/2015		GBP	239,464		369,023	6,774	0
	10/2015		NZD	118,333		75,824	174	0
	10/2015			$67,003	BRL	242,825	0	(5,753)
	10/2015			71,145	EUR	62,984	0	(767)
	10/2015			10,742	GBP	6,912	0	(286)
	10/2015			39,909	HUF	10,967,769	0	(826)
	11/2015		AUD	312	$	220	2	0
	11/2015		COP	29,973,668		10,043	388	0
	11/2015	†	EUR	1,476		1,653	2	0
	11/2015	†	GBP	2,347		3,616	67	0
	11/2015			$16,741	EUR	14,934	0	(46)
	11/2015	†		10,304	GBP	6,770	0	(64)
HUS	10/2015		EUR	2,245	$	2,502	0	(7)
	10/2015		JPY	14,517,336		121,200	153	0
	10/2015		KRW	50,282,981		44,226	1,834	0
	10/2015		PLN	69,173		18,133	0	(59)
	10/2015		SGD	15,298		10,730	0	(18)
	10/2015		TWD	265,364		8,150	120	0
	10/2015			$3,149	GBP	2,016	0	(100)
	10/2015			30,300	SGD	43,223	67	0
	10/2015			5,825	ZAR	74,664	0	(455)
	11/2015		INR	1,264,350	$	18,970	0	(226)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	12/2015		MXN	974,151	$	57,740	$465	$0
	12/2015		SGD	43,223		30,234	0	(70)
JPM	10/2015		BRL	377,346		95,302	314	(193)
	10/2015	†	CAD	5,906		4,431	6	0
	10/2015		EUR	134,456		151,907	1,689	(23)
	10/2015		INR	4,016,753		62,227	1,101	0
	10/2015		$	104,814	BRL	377,346	0	(9,633)
	10/2015			7,395	CAD	9,855	0	(10)
	10/2015			57,017	EUR	50,512	10	(584)
	10/2015			60,681	INR	3,900,581	0	(1,322)
	11/2015		CAD	9,855	$	7,393	10	0
	11/2015	†	EUR	1,168		1,317	11	0
	11/2015	†	GBP	11,857		18,012	78	0
	11/2015		INR	1,595,287		23,990	0	(231)
	11/2015	†	$	7,286	CAD	9,670	0	(41)
	11/2015			8,406	EUR	7,492	1	(31)
	01/2016		BRL	73,571	$	22,024	4,052	0
	04/2016			603,941		188,450	44,996	0
	10/2016			59,200		14,957	1,524	0
MSB	10/2015		EUR	5,737		6,465	54	0
	10/2015		$	695,669	EUR	621,615	0	(1,076)
	10/2015			24,219	JPY	2,908,744	27	0
	11/2015		EUR	621,615	$	695,991	1,064	0
	11/2015		JPY	2,908,745		24,229	0	(27)
NGF	10/2015		TWD	406,664		12,260	0	(46)
SCX	10/2015		CAD	9,855		7,445	60	0
	10/2015		INR	1,730,511		26,040	0	(285)
	10/2015		$	385,751	GBP	254,547	0	(685)
	11/2015		GBP	254,547	$	385,694	686	0
	11/2015		$	128,404	INR	8,368,760	0	(1,702)
SOG	10/2015		INR	1,951,787	$	29,380	0	(322)
	10/2015		$	27,393	HUF	7,593,378	0	(334)
TOR	10/2015	†		4,616	CAD	6,108	0	(39)
	10/2015			67,605	JPY	8,111,196	8	0
	11/2015		JPY	8,111,196	$	67,633	0	(6)
UAG	10/2015		TWD	301,295		9,220	103	0
	10/2015		$	73,127	INR	4,707,194	0	(1,494)
	12/2015			14,137	MXN	241,404	56	0

Total Forward Foreign Currency Contracts							$92,897	$(35,943)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC CDX.IG-24 5-Year Index	Buy	2.000%	10/21/2015	$	37,500	$4	$0
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.950%	10/21/2015		62,400	6	0

							$10	$0

38	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
JPM	Call - OTC EUR versus USD	$	1.329	11/27/2015	EUR	24,000	$3	$0
	Put - OTC USD versus JPY	JPY	90.200	12/09/2015	$	69,200	7	2

							$10	$2

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	$	2,700	$27	$0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		684,500	839	87
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016		1,337,000	1,136	186
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250%	02/08/2016		105,500	1,266	525
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016		141,700	91	33
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016		471,600	377	93
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015		368,600	424	47
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016		459,900	736	954
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016		521,700	483	68
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/23/2016		588,600	1,089	885
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016		576,200	1,031	872
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015		120,300	1,345	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017		73,000	10,220	7,741

								$19,064	$11,491

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC Brent Crude January Futures †	$61.000	12/11/2015	$	22	$ 62	$12
	Call - OTC Brent Crude November Futures †	63.000	10/12/2015		45	38	1
BPS	Put - OTC Natural Gas December Futures †	45.000	11/27/2015		583	12	23
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015		663	14	27
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015		603	13	28
GST	Put - OTC Aluminum December Futures †	1,500.000	12/02/2015		2	26	34
	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015		2,800	24	12
JPM	Put - OTC Live Cattle December Futures †	140.000	12/04/2015		1,120	32	118
RBC	Put - OTC Brent Crude December Futures †	54.000	11/10/2015		73	215	423
SOG	Put - OTC Natural Gas December Futures †	44.000	11/27/2015		556	9	15
	Put - OTC Natural Gas December Futures †	45.000	11/27/2015		688	14	27
	Put - OTC Natural Gas January Futures †	44.000	12/30/2015		633	10	18

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC Natural Gas January Futures †	$45.000	12/30/2015	$	784	$16	$30
	Put - OTC Natural Gas November Futures †	44.000	10/29/2015		575	10	19
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015		712	14	34

						$509	$821

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC Fannie Mae 3.000% due 10/01/2045	$120.000	10/07/2015	$	86,000	$3	$0

Total Purchased Options						$19,596	$12,314

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016	$	39,300	$(1,655)	$(3,397)
GLM	Put - OTC EUR versus USD	$	1.085	11/25/2015	EUR	33,010	(340)	(216)
	Put - OTC EUR versus USD		1.100	11/25/2015		30,680	(331)	(324)

							$(2,326)	$(3,937)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$	85,000	$(863)	$(122)
	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		18,900	(162)	(120)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		325,100	(2,907)	(330)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		33,400	(431)	(38)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		24,800	(21)	0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	35,600	(1,620)	(860)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	25,800	(179)	(52)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		109,200	(1,234)	(1,545)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		40,600	(749)	(749)

							$(8,166)	$(3,816)

(1)	YOY options may have a series of expirations.

40	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	$	2,400	$(13)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		1,300	(17)	0
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800%	10/23/2015		114,700	(304)	(729)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/08/2016		105,500	(1,376)	(1,738)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016		541,800	(1,734)	(3,250)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		202,000	(757)	(1,079)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016		459,900	(276)	(245)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016		459,900	(460)	(537)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017		306,600	(10,220)	(5,501)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015		104,900	(623)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015		45,400	(705)	0
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016		159,400	(618)	(851)

								$(17,103)	$(13,930)

OPTIONS ON COMMODITY FUTURES CONTRACTS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DEU	Put - OTC WTI Crude December Futures †	$40.000	11/17/2015	$	282	$(253)	$(253)
GST	Call - OTC Aluminum December Futures †	1,725.000	12/02/2015		2	(31)	(16)
	Put - OTC Live Cattle December Futures †	140.000	12/04/2015		1,120	(67)	(118)
JPM	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015		2,800	(56)	(12)
MAC	Put - OTC Brent Crude December/January Futures Average †	58.000	11/27/2015		7	(17)	(65)
	Put - OTC Brent Crude December/January Futures Average †	59.000	11/27/2015		16	(30)	(163)
	Put - OTC Brent Crude January/February Futures Average †	58.000	12/30/2015		7	(17)	(64)
	Put - OTC Brent Crude January/February Futures Average †	59.000	12/30/2015		16	(30)	(160)
	Put - OTC Brent Crude November/December Futures Average †	58.000	10/29/2015		7	(17)	(67)
	Put - OTC Brent Crude November/December Futures Average †	59.000	10/29/2015		16	(30)	(169)
RBC	Put - OTC Brent Crude December Futures †	55.000	11/10/2015		50	(201)	(331)
	Put - OTC WTI Crude December Futures †	48.000	11/17/2015		23	(70)	(97)

						$(819)	$(1,515)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC Gasoline December Futures	$	160.000	11/24/2015	$	924	$(69)	$(15)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	1.210	11/12/2015	$ 14,670	$(51)	$0
	Call - OTC SPGCICP Index †	0.644	11/12/2015	20,600	(83)	0
	Call - OTC SPGCICP Index †	0.656	12/11/2015	20,400	(81)	0
	Call - OTC SPGCNGP Index †	1.210	11/10/2015	28,000	(51)	0

					$(266)	$0

Total Written Options					$(28,749)	$(23,213)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	1,275	$2,471,128	EUR	406,643	GBP	0	$(33,725)
Sales	10,579	17,745,072		1,373,619		112,600	(39,029)
Closing Buys	(2,054)	(1,735,779)		(579,400)		(73,400)	22,221
Expirations	(5,361)	(14,767,014)		(795,670)		(39,200)	15,597
Exercised	(926)	(418,567)		(305,902)		0	4,742

Balance at End of Period	3,513	$3,294,840	EUR	99,290	GBP	0	$(30,194)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit		Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	LLSBRT 2H15 †	$	2.750	12/31/2015	25,000	$0	$(47)	$0	$(47)
	Receive	LLSBRT CAL15 †		8.150	12/31/2015	12,000	0	87	87	0
	Receive	LLSBRT CAL15 †		7.900	12/31/2015	30,000	0	210	210	0
BPS	Receive	EURMARGIN CAL16 †		6.400	12/31/2016	314,000	(7)	(48)	0	(55)
	Receive	EUROBOBCO 2Q3Q16 †		9.000	09/30/2016	204,000	0	164	164	0
	Receive	EURTOP 1Q16 †		2.070	03/31/2016	311,000	0	(105)	0	(105)
	Receive	EURTOP 4Q15 †		2.070	12/31/2015	236,000	0	33	33	0
	Pay	GOLDLNPM Index †		1,224.700	11/18/2015	3,000	0	350	350	0
	Pay	GOLDLNPM Index †		1,103.500	09/14/2016	2,000	0	(34)	0	(34)
	Pay	LLSBRT 2H15 †		2.550	12/31/2015	46,000	0	(76)	0	(76)
	Pay	LLSBRT 2H15 †		2.250	12/31/2015	38,000	0	(51)	0	(51)
	Receive	PLTMLNPM Index †		1,177.500	11/18/2015	3,000	0	(863)	0	(863)
	Receive	PLTMLNPM Index †		960.100	09/14/2016	2,000	0	(108)	0	(108)
CBK	Pay	DTDBRTCO 1Q16 †		1.050	03/31/2016	24,000	0	2	2	0
	Pay	DTDBRTCO 4Q15 †		1.050	12/31/2015	24,000	0	3	3	0
	Receive	HSFOCO 1Q16 †		13.950	03/31/2016	7,000	0	(10)	0	(10)
	Receive	HSFOCO 4Q15 †		13.950	12/31/2015	7,000	0	(11)	0	(11)
	Receive	JETNWECO 1Q16 †		13.570	03/31/2016	12,000	0	(15)	0	(15)
	Receive	JETNWECO 4Q15 †		13.570	12/31/2015	12,000	0	(14)	0	(14)
	Pay	LLSBRT 2H15 †		2.500	12/31/2015	23,000	0	(37)	0	(37)

42	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit		Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	NAPCO 1Q16 †	$	7.250	03/31/2016	5,000	$0	$11	$11	$0
GST	Receive	EURMARGIN CAL16 †		6.050	12/31/2016	26,000	0	5	5	0
	Receive	EURMARGIN CAL16 †		6.380	12/31/2016	26,000	0	(4)	0	(4)
	Receive	EURTOP 1Q16 †		1.940	03/31/2016	36,000	0	(8)	0	(8)
	Receive	EURTOP 1Q16 †		2.040	03/31/2016	9,000	0	(3)	0	(3)
	Receive	EURTOP 1Q16 †		2.100	03/31/2016	33,000	0	(12)	0	(12)
	Receive	EURTOP 1Q16 †		2.130	03/31/2016	21,000	0	(8)	0	(8)
	Receive	EURTOP 1Q16 †		2.150	03/31/2016	17,000	0	(7)	0	(7)
	Receive	EURTOP 1Q16 †		2.210	03/31/2016	15,000	0	(7)	0	(7)
	Receive	EURTOP 4Q15 †		1.940	12/31/2015	36,000	0	10	10	0
	Receive	EURTOP 4Q15 †		2.040	12/31/2015	9,000	0	1	1	0
	Receive	EURTOP 4Q15 †		2.150	12/31/2015	17,000	0	1	1	0
	Receive	EURTOP 4Q15 †		2.210	12/31/2015	15,000	0	0	0	0
	Pay	GOLDLNPM Index †		1,153.850	01/06/2016	3,000	0	115	115	0
	Pay	GOLDLNPM Index †		1,154.880	01/11/2016	1,000	0	43	43	0
	Pay	GOLDLNPM Index †		1,114.200	09/01/2016	5,000	0	(20)	0	(20)
	Pay	LLSBRT 2H15 †		3.000	12/31/2015	47,000	0	(98)	0	(98)
	Pay	LLSBRT 2H15 †		2.400	12/31/2015	55,000	0	(82)	0	(82)
	Receive	LLSBRT CAL15 †		9.150	12/31/2015	9,000	0	74	74	0
	Receive	LLSBRT CAL15 †		8.350	12/31/2015	150,000	0	1,117	1,117	0
	Receive	LLSBRT CAL15 †		7.900	12/31/2015	57,000	0	399	399	0
	Receive	PLTMLNPM Index †		1,021.300	01/06/2016	3,000	0	(336)	0	(336)
	Receive	PLTMLNPM Index †		1,032.380	01/11/2016	1,000	0	(135)	0	(135)
	Receive	PLTMLNPM Index †		998.950	09/01/2016	5,000	0	(429)	0	(429)
JPM	Receive	EUROBOBCO 2Q3Q16 †		8.900	09/30/2016	36,000	0	32	32	0
	Receive	EUROBOBCO 2Q3Q16 †		8.950	09/30/2016	42,000	0	36	36	0
	Pay	EURTOP 4Q15 †		2.870	12/31/2015	30,000	0	20	20	0
MAC	Receive	CUAC 1Q16 †		25.750	03/31/2016	816,000	0	99	99	0
	Receive	CUAC 1Q16 †		28.000	03/31/2016	1,362,000	0	134	134	0
	Receive	CUAC 1Q16 †		29.000	03/31/2016	1,362,000	0	120	120	0
	Receive	CUAC 1Q16 †		36.250	03/31/2016	672,000	0	11	11	0
	Receive	CUAC 1Q16 †		36.750	03/31/2016	183,000	0	2	2	0
	Receive	CUAC 1Q16 †		39.000	03/31/2016	408,000	0	(5)	0	(5)
	Receive	CUAC 4Q15 †		41.500	12/31/2015	1,752,000	0	34	34	0
	Receive	CUAC 4Q15 †		46.500	12/31/2015	1,386,000	0	(43)	0	(43)
	Receive	CUAC 4Q15 †		48.000	12/31/2015	347,000	0	(16)	0	(16)
	Receive	CUAC 4Q15 †		49.000	12/31/2015	3,119,000	0	(174)	0	(174)
	Receive	CUAC 4Q15 †		50.000	12/31/2015	2,772,000	0	(182)	0	(182)
	Pay	CUAC V5 †		44.000	10/30/2015	798,000	0	(29)	0	(29)
	Pay	CUAC V5 †		45.500	10/30/2015	966,000	0	(21)	0	(21)
	Pay	CUAC V5 †		47.100	10/30/2015	605,000	0	(4)	0	(4)
	Pay	CUAC V5 †		48.750	10/30/2015	756,000	0	8	8	0
	Receive	CUAC X5 †		42.000	11/30/2015	798,000	0	13	13	0
	Receive	CUAC X5 †		43.000	11/30/2015	605,000	0	4	4	0
	Receive	CUAC X5 †		43.240	11/30/2015	966,000	0	4	4	0
	Receive	CUAC X5 †		45.750	11/30/2015	756,000	0	(16)	0	(16)
MYC	Pay	LLSBRT CAL15 †		3.300	12/31/2015	24,000	0	(59)	0	(59)

							$(7)	$25	$3,142	$(3,124)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Tate & Lyle International Finance PLC	(1.150%	)	06/20/2016	0.152%	$3,500	$0	$(27)	$0	$(27)
UAG	Royal Bank of Scotland Group PLC	(1.000%	)	12/20/2016	0.796%	800	65	(67)	0	(2)

							$65	$(94)	$0	$(29)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	$	2,300	$(176)	$150	$0	$(26)
CBK	Freeport-McMoRan, Inc.	1.000%	09/20/2020	6.509%		8,100	(1,344)	(431)	0	(1,775)
	Volkswagen International Finance NV	1.000%	03/20/2017	2.052%	EUR	4,600	51	(128)	0	(77)
DUB	Italy Government International Bond	1.000%	03/20/2019	0.860%	$	7,100	(123)	159	36	0
FBF	Volkswagen International Finance NV	1.000%	03/20/2017	2.052%	EUR	6,900	75	(191)	0	(116)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%	$	14,600	(1,103)	937	0	(166)
	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		8,600	(198)	(212)	0	(410)
	Sberbank of Russia Via SB Capital S.A.	1.000%	03/20/2016	4.085%		2,900	(161)	120	0	(41)
HUS	Indonesia Government International Bond	1.000%	12/20/2019	2.212%		14,900	(329)	(381)	0	(710)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%		5,200	(387)	328	0	(59)

							$(3,695)	$351	$36	$(3,380)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

44	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030		GBP	4,400	$1	$296	$297	$0
	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025	$		500	0	(4)	0	(4)
BPS	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		GBP	30,300	142	1,646	1,788	0
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		BRL	140,000	(10)	(680)	0	(690)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$		11,100	67	(1,428)	0	(1,361)
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016			78,400	0	(2,621)	0	(2,621)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017			36,300	(24)	(1,482)	0	(1,506)
CBK	Pay	1-Month GBP-UKRPI	3.190%	04/15/2030		GBP	4,700	0	65	65	0
	Pay	1-Month GBP-UKRPI	3.350%	05/15/2030			25,000	139	1,162	1,301	0
	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030			7,100	5	474	479	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			43,800	(145)	1,522	1,377	0
	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030			7,300	0	126	126	0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018		BRL	166,700	14	(1,339)	0	(1,325)
	Receive	3-Month EUR-EXT-CPI Index	0.655%	08/15/2018		EUR	9,000	(12)	(11)	0	(23)
	Receive	3-Month EUR-EXT-CPI Index	0.640%	09/15/2018			4,100	0	(8)	0	(8)
DUB	Pay	1-Month GBP-UKRPI	3.350%	05/15/2030		GBP	1,300	0	68	68	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			40,600	104	1,172	1,276	0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018		BRL	77,400	(14)	(601)	0	(615)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			27,000	2	(346)	0	(344)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021			162,900	0	(868)	0	(868)
	Receive	3-Month EUR-EXT-CPI Index	0.605%	09/15/2018		EUR	6,500	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.485%	11/19/2016	$		62,300	0	(1,321)	0	(1,321)
	Receive	3-Month USD-CPURNSA Index	1.480%	11/20/2016			117,500	0	(2,478)	0	(2,478)
	Receive	3-Month USD-CPURNSA Index	1.473%	11/21/2016			45,500	0	(952)	0	(952)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017			18,700	0	(1,064)	0	(1,064)
	Receive	3-Month USD-CPURNSA Index	1.725%	03/04/2019			4,425	0	(89)	0	(89)
FBF	Pay	1-Month GBP-UKRPI	3.353%	05/15/2030		GBP	3,000	0	158	158	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044			6,000	(195)	860	665	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044			1,600	(3)	227	224	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044			6,300	52	726	778	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		BRL	25,100	2	(322)	0	(320)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021			102,700	0	(506)	0	(506)
	Receive	3-Month EUR-EXT-CPI Index	0.615%	09/15/2018		EUR	1,820	0	(2)	0	(2)
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		GBP	33,890	0	547	547	0
	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030			5,900	18	330	348	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030			87,200	(255)	2,995	2,740	0
	Pay	1-Month GBP-UKRPI	3.358%	04/15/2035			8,100	0	120	120	0
	Receive	3-Month EUR-EXT-CPI Index	0.650%	09/15/2018		EUR	4,830	(1)	(12)	0	(13)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016	$		46,900	(69)	(1,219)	0	(1,288)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017			72,600	63	(4,303)	0	(4,240)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018			20,900	41	(1,213)	0	(1,172)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018			40,400	0	(2,331)	0	(2,331)
HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018		BRL	244,100	0	2,274	2,274	0
	Pay	1-Year BRL-CDI	13.421%	01/04/2021			93,300	0	(1,207)	0	(1,207)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021			219,300	27	(2,819)	0	(2,792)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021			152,700	(9)	(805)	0	(814)
JPM	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030		GBP	4,000	0	69	69	0
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016	$		58,000	0	(1,827)	0	(1,827)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623%	09/15/2018		EUR	6,580	1	(10)	0	(9)
RYL	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	$		18,300	65	(1,210)	0	(1,145)
UAG	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030		GBP	25,100	0	1,096	1,096	0
	Receive	3-Month EUR-EXT-CPI Index	0.610%	09/15/2018		EUR	6,300	0	(6)	0	(6)

								$6	$(17,156)	$15,796	$(32,946)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BOA	Receive	BCOMTR Index †	4,500,915	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	$803,093	$(6,834)	$0	$(6,834)
BPS	Receive	BCOMF1T Index †	433,445	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	147,345	(1,078)	0	(1,078)
	Receive	BCOMTR Index †	7,433,842	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	536,710	(4,799)	0	(4,799)
CBK	Receive	BCOMTR Index †	10,150,974	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	1,288,062	(10,725)	0	(10,725)
CIB	Receive	BCOMTR Index †	850,575	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	151,767	(1,291)	0	(1,291)
FBF	Pay	BCOMHG Index †	137,642	0.193%	02/16/2016	32,782	1,155	1,155	0
	Receive	BCOMTR Index †	191,336	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	34,140	(290)	0	(290)
	Receive	SPGCICP Index †	97,786	0.050%	02/16/2016	33,800	(1,139)	0	(1,139)
GLM	Receive	BCOMF1T Index †	61,800	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	21,008	(154)	0	(154)
	Receive	BCOMTR Index †	7,742,647	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	1,145,127	(9,684)	0	(9,684)
JPM	Receive	BCOMCO1 Index †	80,919	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	20,469	266	266	0
	Pay	BCOMCOT Index †	38,445	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	20,778	(126)	0	(126)
	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	49,040	3,176	3,176	0
	Receive	BCOMLC5 Index †	405,365	0.193%	02/16/2016	58,245	(3,645)	0	(3,645)
	Pay	BCOMLH3 Index †	243,186	0.193%	02/16/2016	35,819	(340)	0	(340)
	Receive	BCOMLH5 Index †	193,071	0.193%	02/16/2016	40,870	71	71	0
	Receive	BCOMTR Index †	2,075,110	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	283,307	(2,435)	0	(2,435)
	Receive	JMABNICP Index †	331,567	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	147,106	927	927	0
MAC	Receive	BCOMTR Index †	7,165,330	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	532,468	(4,646)	0	(4,646)
MYC	Receive	BCOMTR Index †	10,193,927	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	1,990,465	(16,421)	0	(16,421)
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	107,300	(913)	0	(913)
SOG	Receive	BCOMTR Index †	4,920,556	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	505,428	(4,194)	0	(4,194)
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/16/2016	6,245	(53)	0	(53)

							$(63,172)	$5,595	$(68,767)

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Receive	SPGCIAP Index (7)†	3.706%	12/02/2015	$ 1,170	$0	$2	$2	$0
DUB	Pay	SPGCCLP Index (7)†	6.376%	11/17/2015	3,800	0	(580)	0	(580)
	Receive	WTI Crude December Futures (7)†	4.203%	11/17/2015	4,680	0	539	539	0

46	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
								Asset	Liability
GST	Pay	Copper December Futures (7)†	9.151%	12/02/2015	$ 1,488	$0	$11	$11	$0
	Pay	GOLDLNPM Index (7)†	6.126%	11/25/2015	4,400	0	174	174	0
	Pay	GOLDLNPM Index (7)†	7.784%	03/24/2020	8,961	0	(48)	0	(48)
	Pay	GOLDLNPM Index (7)†	7.840%	04/06/2020	4,464	0	(24)	0	(24)
	Pay	GOLDLNPM Index (7)†	7.840%	04/09/2020	4,464	0	(24)	0	(24)
	Pay	GOLDLNPM Index (7)†	7.896%	04/14/2020	4,449	0	(22)	0	(22)
	Pay	GOLDLNPM Index (7)†	7.981%	04/22/2020	33,277	0	(148)	0	(148)
	Pay	GOLDLNPM Index (7)†	8.585%	04/27/2020	17,745	0	24	24	0
	Pay	GOLDLNPM Index (7)†	8.703%	04/28/2020	10,000	0	25	25	0
	Pay	GOLDLNPM Index (7)†	7.023%	07/29/2020	16,068	0	33	33	0
	Receive	SLVRLND Index (7)†	10.890%	11/25/2015	3,300	0	(142)	0	(142)
JPM	Receive	Aluminum December Futures (7)†	3.610%	12/02/2015	1,184	0	(2)	0	(2)
	Pay	GOLDLNPM Index (7) †	10.890%	04/29/2020	7,424	0	173	173	0
	Pay	GOLDLNPM Index (7)†	11.156%	05/07/2020	13,922	0	354	354	0
	Pay	GOLDLNPM Index (7)†	9.000%	07/24/2020	8,000	0	15	15	0
MYC	Pay	GOLDLNPM Index (7)†	5.406%	04/21/2016	28,880	0	748	748	0
	Receive	SLVRLND Index (7)†	9.151%	04/21/2016	22,200	0	(307)	0	(307)

						$0	$801	$2,098	$(1,297)

Total Swap Agreements						$(3,631)	$(79,245)	$26,667	$(109,543)

(7)	Variance Swap

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $118,057 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (8)
PIMCO CommodityRealReturn Strategy Fund®
BOA	$3,870	$0	$297	$4,167	$(139)	$(15)	$(30)	$(184)	$3,983	$(490)	$3,493
BPS	513	0	1,788	2,301	(510)	(242)	(2,051)	(2,803)	(502)	812	310
BRC	3	0	0	3	0	0	(4,154)	(4,154)	(4,151)	4,331	180
CBK	2,463	273	3,348	6,084	(5,827)	(368)	(3,208)	(9,403)	(3,319)	373	(2,946)
DUB	19,580	525	1,380	21,485	(2,278)	(2,467)	(7,736)	(12,481)	9,004	(23,380)	(14,376)
FBF	133	0	1,825	1,958	(261)	(3,397)	(944)	(4,602)	(2,644)	3,515	871
GLM	7,338	126	3,755	11,219	(7,847)	(5,729)	(9,044)	(22,620)	(11,401)	11,106	(295)
GST	0	0	0	0	0	0	(617)	(617)	(617)	442	(175)
HUS	2,639	0	2,274	4,913	(935)	0	(5,523)	(6,458)	(1,545)	3,144	1,599
JPM	53,772	2	69	53,843	(12,027)	(2,346)	(1,886)	(16,259)	37,584	(40,046)	(2,462)
MSB	1,145	0	0	1,145	(1,103)	0	0	(1,103)	42	0	42
MYC	0	10,567	0	10,567	0	(6,283)	(9)	(6,292)	4,275	(4,180)	95
NGF	0	0	0	0	(46)	(851)	0	(897)	(897)	682	(215)
RYL	0	0	0	0	0	0	(1,145)	(1,145)	(1,145)	1,227	82
SCX	746	0	0	746	(2,672)	0	0	(2,672)	(1,926)	2,685	759
SOG	0	0	0	0	(656)	0	0	(656)	(656)	251	(405)
TDM	8	0	0	8	(6)	0	0	(6)	2	0	2
UAG	159	0	1,096	1,255	(1,494)	0	(8)	(1,502)	(247)	(18,508)	(18,755)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (8)
PIMCO Cayman Commodity Fund I, Ltd. (Subsidiary)
BOA	$15	$13	$297	$325	$0	$0	$(6,881)	$(6,881)	$(6,556)	$8,844	$2,288
BPS	0	78	549	627	0	0	(7,169)	(7,169)	(6,542)	8,656	2,114
CBK	424	0	16	440	(38)	0	(10,812)	(10,850)	(10,410)	14,189	3,779
CIB	0	0	0	0	0	0	(1,291)	(1,291)	(1,291)	1,851	560
DEU	0	0	0	0	0	(253)	0	(253)	(253)	0	(253)
DUB	0	0	539	539	0	0	(580)	(580)	(41)	(12,695)	(12,736)
FBF	0	0	1,155	1,155	0	0	(1,429)	(1,429)	(274)	516	242
GLM	69	0	0	69	(24)	0	(9,838)	(9,862)	(9,793)	13,267	3,474
GST	0	46	2,032	2,078	0	(134)	(1,557)	(1,691)	387	(500)	(113)
JPM	20	118	5,070	5,208	(41)	(12)	(6,548)	(6,601)	(1,393)	4,732	3,339
MAC	0	0	429	429	0	(688)	(5,136)	(5,824)	(5,395)	7,185	1,790
MYC	0	0	748	748	0	0	(16,787)	(16,787)	(16,039)	23,137	7,098
RBC	0	423	0	423	0	(428)	(913)	(1,341)	(918)	1,464	546
SOG	0	143	0	143	0	0	(4,194)	(4,194)	(4,051)	5,544	1,493
TDM	0	0	0	0	(39)	0	0	(39)	(39)	0	(39)
UAG	0	0	0	0	0	0	(53)	(53)	(53)	0	(53)

Total Over the Counter	$92,897	$12,314	$26,667	$131,878	$(35,943)	$(23,213)	$(109,543)	$(168,699)

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$66	$0	$0	$0	$234	$300
Futures	3,275	0	0	0	865	4,140
Swap Agreements	0	525	0	0	2,660	3,185

	$3,341	$525	$0	$0	$3,759	$7,625

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$92,897	$0	$92,897
Purchased Options	821	0	0	2	11,491	12,314
Swap Agreements	9,908	36	927	0	15,796	26,667

	$10,729	$36	$927	$92,899	$27,287	$131,878

	$14,070	$561	$927	$92,899	$31,046	$139,503

48	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

(Unaudited)

September 30, 2015

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$398	$0	$0	$0	$0	$398
Futures	4,390	0	0	0	790	5,180
Swap Agreements	0	6	0	0	5,937	5,943

	$4,788	$6	$0	$0	$6,727	$11,521

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$35,943	$0	$35,943
Written Options	1,530	0	0	3,937	17,746	23,213
Swap Agreements	73,188	3,409	0	0	32,946	109,543

	$74,718	$3,409	$0	$39,880	$50,692	$168,699

	$79,506	$3,415	$0	$39,880	$57,419	$180,220

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(1,098)	$0	$0	$0	$(26)	$(1,124)
Written Options	2,019	0	0	0	500	2,519
Futures	6,967	0	(74)	0	(33,022)	(26,129)
Swap Agreements	(2,500)	1,662	0	0	40,176	39,338

	$5,388	$1,662	$(74)	$0	$7,628	$14,604

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$89,728	$0	$89,728
Purchased Options	(79)	0	0	0	(2,216)	(2,295)
Written Options	70	813	0	3,807	17,659	22,349
Swap Agreements	(738,282)	259	(920)	(232)	8,828	(730,347)

	$(738,291)	$1,072	$(920)	$93,303	$24,271	$(620,565)

	$(732,903)	$2,734	$(994)	$93,303	$31,899	$(605,961)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$119	$0	$0	$0	$(449)	$(330)
Written Options	424	0	0	0	0	424
Futures	(11,474)	0	67	0	4,834	(6,573)
Swap Agreements	0	(5,141)	0	0	(57,879)	(63,020)

	$(10,931)	$(5,141)	$67	$0	$(53,494)	$(69,499)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(122,717)	$0	$(122,717)
Purchased Options	539	(10)	0	(8)	(1,322)	(801)
Written Options	(1,449)	(110)	0	8,843	1,026	8,310
Swap Agreements	(148,675)	830	927	0	(10,600)	(157,518)

	$(149,585)	$710	$927	$(113,882)	$(10,896)	$(272,726)

	$(160,516)	$(4,431)	$994	$(113,882)	$(64,390)	$(342,225)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)

(Unaudited)

September 30, 2015

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$229,086	$0	$229,086
Industrials	19,483	44,025	0	63,508
Utilities	0	51,092	0	51,092
U.S. Government Agencies	0	97,057	0	97,057
U.S. Treasury Obligations	0	10,106,856	0	10,106,856
Mortgage-Backed Securities	0	350,503	3,792	354,295
Asset-Backed Securities	0	86,451	0	86,451
Sovereign Issues	0	1,343,597	5,591	1,349,188
Preferred Securities
Banking & Finance	12,765	0	0	12,765
Short-Term Instruments
Certificates of Deposit	0	27,282	0	27,282
Repurchase Agreements	0	18,814	0	18,814
Japan Treasury Bills	0	139,215	0	139,215
U.S. Treasury Bills	0	115,884	0	115,884
	$32,248	$12,609,862	$9,383	$12,651,493

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,523	$0	$0	$1,523

Total Investments	$33,771	$12,609,862	$9,383	$12,653,016

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(124,782)	$0	$(124,782)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,252	3,371	0	7,623
Over the counter	0	131,657	221	131,878
	$4,252	$135,028	$221	$139,501

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,577)	(5,837)	0	(11,414)
Over the counter	(1,002)	(167,009)	(688)	(168,699)
	$(6,579)	$(172,846)	$(688)	$(180,113)

Totals	$31,444	$12,447,262	$8,916	$12,487,622

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

50	PIMCO COMMODITYREALRETURN STRATEGY FUND®	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2015

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO CommodityRealReturn Strategy Fund® (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

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Notes to Financial Statements (Cont.)

translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

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Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to the Consolidated Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

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Notes to Financial Statements (Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party

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vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant

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Notes to Financial Statements (Cont.)

events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to the Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period

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timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to the Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not

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Notes to Financial Statements (Cont.)

open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing

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model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value   When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in

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Notes to Financial Statements (Cont.)

mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$14	$0	$(14)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$196,219	$1,982,969	$(2,177,700)	$39	$(4)	$1,523	$170	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest

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payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to the Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to the Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the

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currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid

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for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Fund may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Fund may write or purchase credit default swaptions to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Fund may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The exercise for

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Notes to Financial Statements (Cont.)

an Index Option will not include physical delivery of the underlier but will result in a cash transfer of the amount of the difference between the settlement price of the underlier and the strike price.

Options on Securities  The Fund may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidation Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Consolidated Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and

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the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Fund may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure to the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the

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Notes to Financial Statements (Cont.)

notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s

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credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  The Fund may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

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Notes to Financial Statements (Cont.)

Volatility Swap Agreements  The Fund also may enter into forward volatility agreements, also known as volatility swaps. In a volatility swap, the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying reference instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying reference instrument. For example, the Fund may enter into a volatility swap in order to take the position that the reference instrument’s volatility will increase over a particular period of time. If the reference instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the reference instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the reference instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the reference instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of a volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among

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other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked financial derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Notes to Financial Statements (Cont.)

exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities

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as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Notes to Financial Statements (Cont.)

8. BASIS FOR CONSOLIDATION

The PIMCO Cayman Commodity Fund I, Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands).

Date of Incorporation	07/21/2006
Subscription Agreement	08/01/2006
Consolidated Fund Net Assets	$7,706,915
Subsidiary % of Consolidated Fund Net Assets	22.5%
Subsidiary Financial Statement Information
Total assets	$2,259,180
Total liabilities	522,111
Net assets	$1,737,069
Total income	39,713
Net investment income (loss)	32,714
Net realized gain (loss)	(735,558)
Net change in unrealized appreciation (depreciation)	(207,904)
Increase (decrease) in net assets resulting from operations	$(910,748)

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.25%	0.35%	0.25%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term

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Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rate of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and Supervisory and Administrative Fees it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. During the period ended September 30, 2015, the amount was $6,639,288.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$16,035	$133,481

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Notes to Financial Statements (Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$7,142,642	$6,861,108	$645,309	$1,139,983

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares~	Amount	Shares~		Amount

Receipts for shares sold
Institutional Class	149,572	$1,206,533	454,488		$4,731,714
Class P	19,621	159,978	80,566		822,824
Administrative Class	7,900	64,678	11,953		117,220
Class D	8,747	72,012	20,876		212,944
Class A	7,027	55,945	20,221	^	208,709	^
Class B	0	0	4		33
Class C	968	7,637	2,911		29,339
Class R	1,313	10,426	2,633		25,893

Issued as reinvestment of distributions
Institutional Class	24,929	196,594	3,490		37,127
Class P	2,976	23,456	392		4,158
Administrative Class	887	6,871	67		704
Class D	1,459	11,324	118		1,232
Class A	1,435	11,121	91		946
Class C	553	4,119	0		1
Class R	209	1,584	5		52

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	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares~	Amount	Shares~	Amount

Cost of shares redeemed
Institutional Class	(272,722)	$(2,297,142)	(412,586)	$(4,195,848)
Class P	(32,262)	(262,192)	(91,846)	(938,346)
Administrative Class	(6,145)	(49,577)	(10,717)	(106,607)
Class D	(14,139)	(116,272)	(29,001)	(293,247)
Class A	(12,031)	(97,203)	(49,451)	(518,440)
Class B	0	0	(873)^	(8,011)^
Class C	(4,900)	(38,010)	(14,133)	(138,974)
Class R	(643)	(4,980)	(1,272)	(12,901)
Net increase (decrease) resulting from Fund share transactions	(115,246)	$(1,033,098)	(12,064)	$(19,478)
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
^	At the NYSE Close on March 25, 2015, 880 Class B shares in the amount of $3,269 converted into Class A shares of the Fund.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

At a meeting held on May 11-12, 2015, the Board approved a reverse share split for each class of the Fund, pursuant to which shareholders received one share in exchange for every two shares of the PIMCO CommodityRealReturn Strategy Fund®.

The reverse share splits were effective August 7, 2015. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $10.00. The reverse share splits do not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to August 7, 2015 for the Fund has been adjusted to reflect the reverse share split.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Notes to Financial Statements (Cont.)

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued letter rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and

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the Fund’s investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, an Underlying PIMCO Fund Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

Under the Regulated Investment Company Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
CommodityRealReturn Strategy Fund®	$165,157	$274,780

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$18,870,460	$132,542	$(6,349,986)	$(6,217,444)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JPMorgan Securities, Inc.
BOS	Banc of America Securities LLC	MAC	Macquarie Bank Limited
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
BSN	Bank of Nova Scotia	MSC	Morgan Stanley & Co., Inc.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
CIB	Canadian Imperial Bank of Commerce	NGF	Nomura Global Financial Products, Inc.
DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RDR	RBC Capital Markets
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FOB	Credit Suisse Securities (USA) LLC	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SGY	Societe Generale, New York
GRE	RBS Securities, Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	TOR	Toronto Dominion Bank
IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford
JML	JP Morgan Securities Plc	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
COP	Colombian Peso	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	OTC	Over the Counter

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Index/Spread Abbreviations:
BCOMCO1	Bloomberg Brent Crude Sub-Index 1-Month Forward	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
BCOMCOT	Bloomberg Brent Crude TR	GOLDLNPM	London Gold Market Fixing Ltd. PM
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	GSCI	Goldman Sachs Commodity Index
BCOMHG	Bloomberg Copper Sub-Index	HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap
BCOMLC3T	Bloomberg Live Cattle 3-Month Forward	JETNWECO	NWE CIF Jet Fuel Crack Spread
BCOMLC5	Bloomber Live Cattle Sub-Index 5-Month Forward	JMABNICP	JPMorgan Nic P Custom Index
BCOMLH3	Bloomberg Lean Hogs Sub-Index 3-Month Forward	LLSBRT 2H15	2nd Half 2015 LLS-Brent Spread Calendar Swap
BCOMLH5	Bloomberg Lean Hogs Sub-Index 5-Month Forward	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap
BCOMTR	Bloomberg Commodity Index Total Return	NAPCO	Naphtha Crack Spread
CDX.HY	Credit Derivatives Index - High Yield	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.IG	Credit Derivatives Index - Investment Grade	SLVRLND	London Silver Market Fixing Ltd.
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CUAC	Corn-Ethanol Spread Calendar Swap	SPGCIAP	S&P GSCI Aluminum ER
DTDBRTCO	Dated Brent Crack Calendar Swap	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
EURMARGIN	European Refined Margin	SPGCNGP	S&P Goldman Sachs Commodity Natural Gas Index
EUROBOBCO	Margin Eurobob Gasoline vs. Brent	UKRPI	United Kingdom Retail Price Index
EURTOP	European Refining/Topping Margin-comprised of 50% Jet Fuel/20% Naptha/30% Fuel Oil vs. Dated Brent	ULSD	Ultra-Low Sulfur Diesel

Other Abbreviations:
ABS	Asset-Backed Security	oz.	Ounce
ALT	Alternate Loan Trust	RBOB	Reformulated Blendstock for Oxygenate Blending
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year
NCUA	National Credit Union Administration

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Approval of Investment Advisory Contract and Other Agreements

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

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1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

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with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

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and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Approval of Investment Advisory Contract and Other Agreements (Cont.)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

90	PIMCO COMMODITYREALRETURN STRATEGY FUND®

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funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

92	PIMCO COMMODITYREALRETURN STRATEGY FUND®

(Unaudited)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

94	PIMCO COMMODITYREALRETURN STRATEGY FUND®

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4012SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Income Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO INCOME FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO INCOME FUND

Important Information About the PIMCO Income Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Income Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Income Fund	03/30/07	03/30/07	04/30/08	03/30/07	03/30/07	03/30/07	03/30/07	03/30/07

6	PIMCO INCOME FUND

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P shares.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Income Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	Fund Inception (03/30/07)
PIMCO Income Fund Institutional Class	0.16%	2.02%	8.59%	9.29%
PIMCO Income Fund Class P	0.11%	1.91%	8.50%	9.19%
PIMCO Income Fund Administrative Class	0.04%	1.76%	8.36%	9.03%
PIMCO Income Fund Class D	-0.01%	1.66%	8.30%	8.98%
PIMCO Income Fund Class A	-0.04%	1.60%	8.18%	8.84%
PIMCO Income Fund Class A (adjusted)	-3.77%	-2.19%	7.35%	8.35%
PIMCO Income Fund Class C	-0.43%	0.82%	7.48%	8.08%
PIMCO Income Fund Class C (adjusted)	-1.40%	-0.13%	7.48%	8.08%
PIMCO Income Fund Class R	-0.17%	1.34%	7.94%	8.59%
Barclays U.S. Aggregate Index	-0.47%	2.94%	3.10%	4.69%
Lipper Multi-Sector Income Funds Average	-2.64%	-1.50%	3.78%	4.72%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2007.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.45% for Institutional Class shares, 0.55% for Class P shares, 0.70% for Administrative Class shares, 0.79% for Class D shares, 0.85% for Class A shares, 1.60% for Class C shares, and 1.10% for Class R shares.

8	PIMCO INCOME FUND

Institutional Class - PIMIX	Class P - PONPX	Administrative Class - PIINX	Class D - PONDX
Class A - PONAX	Class C - PONCX	Class R - PONRX

Allocation Breakdown†

Short-Term Instruments‡	23.0%
Mortgage-Backed Securities	21.0%
Asset-Backed Securities	18.6%
Corporate Bonds & Notes	18.6%
U.S. Treasury Obligations	7.5%
Other	11.3%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Fund Insights

»

An underweight to investment grade credit relative to the Fund’s benchmark index positively contributed to performance, as investment grade credit generated negative returns during the reporting period.

»	An allocation to non-agency securities benefited performance, as these securities generally posted positive total returns during the reporting period.

»	Exposure to dollar-denominated debt of European emerging market countries benefited performance, as these securities generally posted positive total returns during the reporting period.

»	An underweight to U.S. duration (or sensitivity to changes in market interest rates) at the longer end of the U.S. yield curve benefited performance relative to the Fund’s benchmark index, as longer-
term interest rates generally increased during the reporting period.

»	An allocation to high yield credit detracted from performance, as the sector generally posted negative total returns during the reporting period.

»	Exposure to Brazilian sovereign debt denominated in the Brazilian Real detracted from performance, as Brazilian interest rates increased during the reporting period.

»	Exposure to Australian duration detracted from performance, as Australian interest rates increased during the reporting period.

»	Holdings of U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example PIMCO Income Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$1,001.60	$2.25	$1,000.00	$1,022.75	$2.28	0.45%
Class P	1,000.00	1,001.10	2.75	1,000.00	1,022.25	2.78	0.55
Administrative Class	1,000.00	1,000.40	3.50	1,000.00	1,021.50	3.54	0.70
Class D	1,000.00	999.90	3.95	1,000.00	1,021.05	3.99	0.79
Class A	1,000.00	999.60	4.25	1,000.00	1,020.75	4.29	0.85
Class C	1,000.00	995.70	7.98	1,000.00	1,017.00	8.07	1.60
Class R	1,000.00	998.30	5.50	1,000.00	1,019.50	5.55	1.10

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO INCOME FUND

Benchmark Descriptions

Index	Description

Barclays U.S. Aggregate Index	Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Income Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)
Institutional Class
04/01/2015 - 09/30/2015+	$12.40	$0.24	$(0.22)	$0.02	$(0.33)	$0.00	$(0.33)
03/31/2015	12.47	0.54	0.19	0.73	(0.77)	(0.03)	(0.80)
03/31/2014	12.54	0.56	0.06	0.62	(0.67)	(0.02)	(0.69)
03/31/2013	11.26	0.60	1.51	2.11	(0.76)	(0.07)	(0.83)
03/31/2012	11.32	0.76	0.07	0.83	(0.80)	(0.09)	(0.89)
03/31/2011	10.21	0.79	1.09	1.88	(0.69)	(0.08)	(0.77)
Class P
04/01/2015 - 09/30/2015+	12.40	0.23	(0.21)	0.02	(0.33)	0.00	(0.33)
03/31/2015	12.47	0.52	0.20	0.72	(0.76)	(0.03)	(0.79)
03/31/2014	12.54	0.54	0.07	0.61	(0.66)	(0.02)	(0.68)
03/31/2013	11.26	0.58	1.52	2.10	(0.75)	(0.07)	(0.82)
03/31/2012	11.32	0.74	0.08	0.82	(0.79)	(0.09)	(0.88)
03/31/2011	10.21	0.77	1.10	1.87	(0.68)	(0.08)	(0.76)
Administrative Class
04/01/2015 - 09/30/2015+	12.40	0.22	(0.21)	0.01	(0.32)	0.00	(0.32)
03/31/2015	12.47	0.50	0.20	0.70	(0.74)	(0.03)	(0.77)
03/31/2014	12.54	0.53	0.06	0.59	(0.64)	(0.02)	(0.66)
03/31/2013	11.26	0.54	1.54	2.08	(0.73)	(0.07)	(0.80)
03/31/2012	11.32	0.74	0.06	0.80	(0.77)	(0.09)	(0.86)
03/31/2011	10.21	0.73	1.12	1.85	(0.66)	(0.08)	(0.74)
Class D
04/01/2015 - 09/30/2015+	12.40	0.22	(0.22)	0.00	(0.31)	0.00	(0.31)
03/31/2015	12.47	0.49	0.21	0.70	(0.74)	(0.03)	(0.77)
03/31/2014	12.54	0.51	0.08	0.59	(0.64)	(0.02)	(0.66)
03/31/2013	11.26	0.56	1.52	2.08	(0.73)	(0.07)	(0.80)
03/31/2012	11.32	0.73	0.07	0.80	(0.77)	(0.09)	(0.86)
03/31/2011	10.21	0.76	1.09	1.85	(0.66)	(0.08)	(0.74)

Please see footnotes on page 14.

12	PIMCO INCOME FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$12.09	0.16%	$19,001,299	0.45	%*	0.45	%*	0.45	%*	0.45	%*	3.84	%*	16%
12.40	5.98	17,154,519	0.45		0.45		0.45		0.45		4.26		164
12.47	5.08	14,860,145	0.45		0.45		0.45		0.45		4.49		251
12.54	19.27	12,784,174	0.47		0.48		0.44		0.45		4.95		226
11.26	7.71	4,840,829	0.56		0.61		0.40		0.45		6.82		311
11.32	18.91	3,383,093	0.51		0.56		0.40		0.45		7.08		181

12.09	0.11	10,183,430	0.55	*	0.55	*	0.55	*	0.55	*	3.74	*	16
12.40	5.89	8,305,727	0.55		0.55		0.55		0.55		4.12		164
12.47	5.00	4,296,314	0.55		0.55		0.55		0.55		4.40		251
12.54	19.17	2,506,400	0.57		0.58		0.54		0.55		4.76		226
11.26	7.62	453,077	0.66		0.71		0.50		0.55		6.66		311
11.32	18.81	62,296	0.61		0.66		0.50		0.55		6.96		181

12.09	0.04	232,205	0.70	*	0.70	*	0.70	*	0.70	*	3.59	*	16
12.40	5.74	213,959	0.70		0.70		0.70		0.70		3.97		164
12.47	4.87	141,218	0.70		0.70		0.70		0.70		4.32		251
12.54	19.02	26,705	0.72		0.73		0.69		0.70		4.45		226
11.26	7.47	1,780	0.81		0.86		0.65		0.70		6.58		311
11.32	18.64	588	0.76		0.81		0.65		0.70		6.66		181

12.09	(0.01)	8,285,249	0.79	*	0.79	*	0.79	*	0.79	*	3.50	*	16
12.40	5.67	7,352,218	0.79		0.79		0.79		0.79		3.91		164
12.47	4.83	5,275,821	0.77	(c)	0.77	(c)	0.77	(c)	0.77	(c)	4.16		251
12.54	18.97	4,489,774	0.77		0.78		0.74		0.75		4.58		226
11.26	7.43	1,044,204	0.86		0.91		0.70		0.75		6.50		311
11.32	18.59	497,208	0.81		0.86		0.70		0.75		6.80		181

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO Income Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions (b)
Class A
04/01/2015 - 09/30/2015+	$12.40	$0.21	$(0.21)	$0.00	$(0.31)	$0.00	$(0.31)
03/31/2015	12.47	0.48	0.20	0.68	(0.72)	(0.03)	(0.75)
03/31/2014	12.54	0.51	0.06	0.57	(0.62)	(0.02)	(0.64)
03/31/2013	11.26	0.54	1.52	2.06	(0.71)	(0.07)	(0.78)
03/31/2012	11.32	0.71	0.07	0.78	(0.75)	(0.09)	(0.84)
03/31/2011	10.21	0.73	1.10	1.83	(0.64)	(0.08)	(0.72)
Class C
04/01/2015 - 09/30/2015+	12.40	0.17	(0.22)	(0.05)	(0.26)	0.00	(0.26)
03/31/2015	12.47	0.39	0.21	0.60	(0.64)	(0.03)	(0.67)
03/31/2014	12.54	0.42	0.08	0.50	(0.55)	(0.02)	(0.57)
03/31/2013	11.26	0.45	1.54	1.99	(0.64)	(0.07)	(0.71)
03/31/2012	11.32	0.63	0.08	0.71	(0.68)	(0.09)	(0.77)
03/31/2011	10.21	0.64	1.12	1.76	(0.57)	(0.08)	(0.65)
Class R
04/01/2015 - 09/30/2015+	12.40	0.20	(0.22)	(0.02)	(0.29)	0.00	(0.29)
03/31/2015	12.47	0.45	0.21	0.66	(0.70)	(0.03)	(0.73)
03/31/2014	12.54	0.48	0.07	0.55	(0.60)	(0.02)	(0.62)
03/31/2013	11.26	0.51	1.53	2.04	(0.69)	(0.07)	(0.76)
03/31/2012	11.32	0.68	0.08	0.76	(0.73)	(0.09)	(0.82)
03/31/2011	10.21	0.70	1.11	1.81	(0.62)	(0.08)	(0.70)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective October 1, 2013, the Class’s supervisory and administrative fee was increased by 0.04% to an annual rate of 0.29%.
(d)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO INCOME FUND	See Accompanying Notes

Net Asset Value End of Year or Period	Total Return		Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$12.09	(0.04	) %	$6,160,404	0.85	%*	0.85	%*	0.85	%*	0.85	%*	3.44	%*	16%
12.40	5.58		5,509,496	0.85		0.85		0.85		0.85		3.86		164
12.47	4.70		4,659,829	0.85		0.85		0.85		0.85		4.11		251
12.54	18.83		4,016,302	0.87		0.88		0.84		0.85		4.47		226
11.26	7.29		918,965	0.96	(d)	1.01	(d)	0.80	(d)	0.85	(d)	6.36		311
11.32	18.44		357,176	0.96		1.01		0.85		0.90		6.58		181

12.09	(0.43)		5,698,809	1.60	*	1.60	*	1.60	*	1.60	*	2.69	*	16
12.40	4.87		5,081,593	1.60		1.60		1.60		1.60		3.10		164
12.47	4.08		3,754,059	1.60		1.60		1.60		1.60		3.36		251
12.54	18.10		2,712,135	1.62		1.63		1.59		1.60		3.71		226
11.26	6.58		603,788	1.71	(d)	1.76	(d)	1.55	(d)	1.60	(d)	5.61		311
11.32	17.64		184,154	1.71		1.76		1.60		1.65		5.81		181

12.09	(0.17)		147,860	1.10	*	1.10	*	1.10	*	1.10	*	3.19	*	16
12.40	5.34		106,551	1.10		1.10		1.10		1.10		3.58		164
12.47	4.49		64,662	1.10		1.10		1.10		1.10		3.90		251
12.54	18.58		35,624	1.12		1.13		1.09		1.10		4.20		226
11.26	7.05		4,225	1.21	(d)	1.26	(d)	1.05	(d)	1.10	(d)	6.11		311
11.32	18.17		754	1.21		1.26		1.10		1.15		6.31		181

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO Income Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$38,924,954
Investments in Affiliates	11,353,105
Financial Derivative Instruments
Exchange-traded or centrally cleared	70,806
Over the counter	397,363
Cash	17,813
Deposits with counterparty	21,594
Foreign currency, at value	112,124
Receivable for investments sold~	338,252
Receivable for Fund shares sold	105,712
Interest and dividends receivable	247,265
Dividends receivable from Affiliates	4,762
Other assets	10
Total Assets	51,593,760

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$39,749
Payable for short sales	342,167
Financial Derivative Instruments
Exchange-traded or centrally cleared	7,598
Over the counter	761,859
Payable for investments purchased~	484,029
Payable for investments in Affiliates purchased	4,762
Deposits from counterparty	63,647
Payable for Fund shares redeemed	129,803
Dividends payable	22,035
Accrued investment advisory fees	10,149
Accrued supervisory and administrative fees	11,019
Accrued distribution fees	5,242
Accrued servicing fees	2,445
Total Liabilities	1,884,504

Net Assets	$49,709,256

Net Assets Consist of:
Paid in capital	$49,815,307
Undistributed net investment income	302,135
Accumulated undistributed net realized gain	364,366
Net unrealized (depreciation)	(772,552)
$49,709,256

Cost of Investments in securities	$39,825,102
Cost of Investments in Affiliates	$11,354,963
Cost of Foreign Currency Held	$113,354
Proceeds Received on Short Sales	$339,281
Cost or Premiums of Financial Derivative Instruments, net	$(700,894)

* Includes repurchase agreements of:	$44,240

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO INCOME FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$19,001,299
Class P	10,183,430
Administrative Class	232,205
Class D	8,285,249
Class A	6,160,404
Class C	5,698,809
Class R	147,860
Shares Issued and Outstanding:
Institutional Class	1,571,109
Class P	842,007
Administrative Class	19,200
Class D	685,057
Class A	509,366
Class C	471,195
Class R	12,226
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$12.09
Class P	12.09
Administrative Class	12.09
Class D	12.09
Class A	12.09
Class C	12.09
Class R	12.09

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO Income Fund

Six Months Ended September 30, 2015
(Amounts in thousands)

Investment Income:
Interest	$988,074
Dividends	3,444
Dividends from Investments in Affiliates	23,321
Total Income	1,014,839

Expenses:
Investment advisory fees	59,079
Supervisory and administrative fees	64,043
Distribution and/or servicing fees - Administrative Class	277
Distribution and/or servicing fees - Class D	9,902
Distribution fees - Class C	20,318
Distribution fees - Class R	155
Servicing fees - Class A	7,350
Servicing fees - Class C	6,772
Servicing fees - Class R	155
Trustee fees	34
Interest expense	126
Total Expenses	168,211

Net Investment Income	846,628

Net Realized Gain (Loss):
Investments in securities	34,717
Investments in Affiliates	(20,885)
Exchange-traded or centrally cleared financial derivative instruments	501,288
Over the counter financial derivative instruments	512,324
Foreign currency	(2,910)

Net Realized Gain	1,024,534

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(1,022,036)
Investments in Affiliates	18,309
Exchange-traded or centrally cleared financial derivative instruments	(454,330)
Over the counter financial derivative instruments	(420,338)
Foreign currency assets and liabilities	(9,350)

Net Change in Unrealized (Depreciation)	(1,887,745)

Net (Decrease) in Net Assets Resulting from Operations	$(16,583)

18	PIMCO INCOME FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Income Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase in Net Assets from:

Operations:
Net investment income	$846,628	$1,538,484
Net realized gain	1,024,534	1,143,829
Net change in unrealized (depreciation)	(1,887,745)	(610,884)

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,583)	2,071,429

Distributions to Shareholders:
From net investment income
Institutional Class	(496,578)	(978,395)
Class P	(246,040)	(396,277)
Administrative Class	(5,696)	(10,994)
Class D	(199,883)	(384,905)
Class A	(146,616)	(291,980)
Class C	(113,950)	(228,539)
Class R	(2,932)	(4,613)
From net realized capital gains
Institutional Class	0	(36,316)
Class P	0	(16,773)
Administrative Class	0	(483)
Class D	0	(16,010)
Class A	0	(11,714)
Class C	0	(10,793)
Class R	0	(200)

Total Distributions(a)	(1,211,695)	(2,387,992)

Fund Share Transactions:
Net increase resulting from Fund share transactions**	7,213,471	10,988,578

Total Increase in Net Assets	5,985,193	10,672,015

Net Assets:
Beginning of period	43,724,063	33,052,048
End of period*	$49,709,256	$43,724,063

* Including undistributed net investment income of:	$302,135	$667,202

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.3%

BANK LOAN OBLIGATIONS 4.2%
Albertson’s Holdings LLC
5.000% due 08/25/2019	$972	$973
5.500% due 08/25/2021	34,917	34,993
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (h)	41,406	42,483
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	2,408	2,402
Charter Communications Operating LLC
3.000% due 07/01/2020	2,922	2,892
Chrysler Group LLC
3.250% due 12/31/2018	16,871	16,749
CSC Holdings, Inc.
2.694% due 04/17/2020	19,644	19,563
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	25,547	25,583
Dell, Inc.
3.750% due 10/29/2018	55,316	55,266
Delos Finance SARL
3.500% due 03/06/2021	18,400	18,402
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	1,112,366	1,110,512
First Data Corp.
3.696% due 03/24/2017	9,164	9,135
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	18,059	14,854
HCA, Inc.
2.944% due 03/31/2017	13,957	13,961
3.077% due 05/01/2018	17,929	17,942
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	133,223	133,278
iHeartCommunications, Inc.
6.944% due 01/30/2019	185,540	154,462
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	29,606	28,933
La Quinta Intermediate Holdings LLC
3.750% due 04/14/2021	12,146	12,044
MGM Resorts International
2.944% due 12/20/2017	96,375	95,869
3.500% due 12/20/2019	28,300	28,119
NRG Energy, Inc.
2.750% due 07/02/2018	19,114	18,777
OGX
TBD% - 13.000% due 04/10/2049	6,836	7,984
Rise Ltd.
4.750% due 01/31/2021 (h)	4,235	4,359
Sabine Oil & Gas LLC
8.750% due 12/31/2018 ^	7,100	1,331

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Seadrill Partners Finco LLC
4.000% due 02/21/2021		$11,877	$7,292
Sequa Corp.
5.250% due 06/19/2017		6,886	5,858
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		11,908	11,912
Univision Communications, Inc.
4.000% due 03/01/2020		158,416	157,257
Valeant Pharmaceuticals International, Inc.
3.750% due 12/11/2019		2,132	2,103
Westmoreland Coal Co.
7.500% due 12/16/2020		17,750	15,487

Total Bank Loan Obligations (Cost $2,110,189)			2,070,775

CORPORATE BONDS & NOTES 18.8%

BANKING & FINANCE 10.9%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		10,000	10,181
AGFC Capital Trust
6.000% due 01/15/2067		70,600	54,009
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,642
Ally Financial, Inc.
2.750% due 01/30/2017		52,430	52,162
2.967% due 07/18/2016		4,150	4,160
3.125% due 01/15/2016		9,050	9,027
3.250% due 09/29/2017		15,500	15,397
3.500% due 07/18/2016		112,695	113,118
3.600% due 05/21/2018		127,920	126,641
4.750% due 09/10/2018		28,385	29,024
5.500% due 02/15/2017		218,665	224,678
6.250% due 12/01/2017		36,750	38,679
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (g)		6,600	6,992
Banco do Brasil S.A.
3.875% due 10/10/2022		7,063	5,483
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)	EUR	1,900	2,282
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$14,500	14,459
Banco Santander S.A.
6.250% due 09/11/2021 (g)	EUR	34,600	36,067
Banco Votorantim S.A.
5.250% due 02/11/2016		$10,000	9,975
Bank of America Corp.
3.875% due 08/01/2025		39,740	40,379
3.958% due 10/21/2025	MXN	118,000	7,605
4.000% due 04/01/2024		$2,200	2,269
4.125% due 01/22/2024		3,200	3,352

20	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 08/28/2017		$2,800	$3,040
Barclays Bank PLC
2.010% due 12/21/2020	MXN	132,500	7,799
7.625% due 11/21/2022		$67,600	75,881
7.750% due 04/10/2023		3,600	3,861
14.000% due 06/15/2019 (g)	GBP	5,800	11,307
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	24,091	26,432
6.625% due 09/15/2019 (g)		$2,000	1,920
8.000% due 12/15/2020 (g)	EUR	51,900	61,433
8.250% due 12/15/2018 (g)		$33,299	34,772
BGC Partners, Inc.
5.375% due 12/09/2019		27,740	28,642
Blackstone CQP Holdco LP
9.296% due 03/19/2019		252,961	231,261
BPCE S.A.
12.500% due 09/30/2019 (g)		33,400	43,796
12.500% due 08/29/2049		100	131
Caixa Economica Federal
4.250% due 05/13/2019		11,400	10,039
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,906	12,004
CIT Group, Inc.
4.250% due 08/15/2017		91,440	92,812
5.000% due 05/15/2017		50,955	52,197
5.250% due 03/15/2018		5,322	5,482
6.625% due 04/01/2018		3,300	3,498
Citigroup, Inc.
5.950% due 05/15/2025 (g)		10,500	9,909
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,598	10,631
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		$6,000	6,504
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	52,935	3,177
Credit Agricole S.A.
6.500% due 06/23/2021 (g)	EUR	17,400	19,375
6.625% due 09/23/2019 (g)		$13,000	12,537
7.500% due 06/23/2026 (g)	GBP	8,100	11,845
7.875% due 01/23/2024 (g)		$18,100	18,055
Credit Suisse AG
6.500% due 08/08/2023		2,700	2,915
Credit Suisse Group AG
6.250% due 12/18/2024 (g)		5,000	4,703
7.500% due 12/11/2023 (g)		9,900	10,338
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,649
2.375% due 05/25/2016		$24,350	24,415
5.500% due 05/25/2016		4,400	4,496
5.500% due 06/26/2017		1,200	1,266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$9,900	$9,917
5.000% due 05/15/2018		1,000	1,064
General Motors Financial Co., Inc.
2.750% due 05/15/2016		15,459	15,553
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,605
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	26,374
6.750% due 05/21/2018		$14,500	16,019
Hospitality Properties Trust
5.000% due 08/15/2022		11,895	12,607
6.300% due 06/15/2016		10,000	10,088
HSBC Holdings PLC
6.375% due 09/17/2024 (g)		33,000	31,597
6.375% due 03/30/2025 (g)		9,000	8,606
International Lease Finance Corp.
5.750% due 05/15/2016		22,050	22,408
6.750% due 09/01/2016		10,700	11,088
7.125% due 09/01/2018		38,400	42,379
8.750% due 03/15/2017		3,600	3,879
Intesa Sanpaolo SpA
7.700% due 09/17/2025 (g)		5,500	5,379
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		20,000	17,330
5.500% due 08/06/2022		48,000	42,360
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,569
7.375% due 04/01/2020		2,900	2,810
7.500% due 04/15/2021		4,500	4,224
Jefferies Group LLC
6.500% due 01/20/2043		42,700	40,683
KBC Bank NV
8.000% due 01/25/2023		13,400	14,680
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,692
5.000% due 11/03/2015		22,000	22,066
LBG Capital PLC
7.588% due 05/12/2020	GBP	12,734	20,323
7.625% due 12/09/2019		2,000	3,170
7.867% due 12/17/2019		2,000	3,190
7.869% due 08/25/2020		10,300	16,593
7.975% due 09/15/2024		1,700	2,846
9.000% due 12/15/2019		449	723
9.125% due 07/15/2020		651	1,064
9.875% due 02/10/2023		100	166
15.000% due 12/21/2019	EUR	13,159	21,711
15.000% due 12/21/2019	GBP	17,400	36,979
Lloyds Bank PLC
12.000% due 12/16/2024 (g)		$34,150	48,408
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)	GBP	42,135	64,536

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 06/27/2029 (g)	GBP	200	$312
MMCapS Funding Ltd.
0.826% due 12/26/2039		$10,100	5,302
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,600	2,689
Nationwide Building Society
3.900% due 07/21/2025		$20,700	21,194
Navient Corp.
5.000% due 12/15/2015 (h)	HKD	1,000	130
5.500% due 01/15/2019		$18,010	16,783
6.000% due 01/25/2017		10,500	10,579
6.250% due 01/25/2016		22,564	22,805
8.000% due 03/25/2020		600	576
8.450% due 06/15/2018		39,770	40,988
8.780% due 09/15/2016	MXN	9,100	541
NBG Finance PLC
4.375% due 04/30/2019	EUR	2,150	1,291
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047	DKK	107,420	14,784
Novo Banco S.A.
2.625% due 05/08/2017	EUR	20,300	21,101
4.000% due 01/21/2019		6,600	6,857
4.750% due 01/15/2018		6,700	7,121
5.000% due 04/04/2019		14,447	15,217
5.000% due 04/23/2019		24,102	25,487
5.000% due 05/14/2019		11,024	11,555
5.000% due 05/21/2019		25,023	26,494
5.000% due 05/23/2019		7,644	8,093
5.875% due 11/09/2015 (j)		19,600	21,848
7.000% due 03/04/2016		1,990	2,224
Nykredit Realkredit A/S
2.000% due 10/01/2047	DKK	398,180	54,816
2.500% due 10/01/2047		1,129,578	161,553
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$52,905	54,889
7.250% due 12/15/2021		30,387	30,919
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		872	896
Piper Jaffray Cos.
4.825% due 11/30/2015		15,000	15,014
Preferred Term Securities Ltd.
0.000% due 09/26/2034		6,075	1,823
0.637% due 03/22/2037		81,854	59,753
0.647% due 12/22/2036		57,235	40,065
0.677% due 09/22/2036		69,174	49,806
0.687% due 06/22/2037		54,019	32,681
0.707% due 09/22/2037		44,989	26,544
0.717% due 12/22/2036		18,961	11,376
0.717% due 03/22/2037		48,836	29,302
0.727% due 12/22/2036		3,294	2,042
0.734% due 06/23/2035		289	211
0.737% due 09/22/2036		30,787	18,780
0.737% due 12/22/2037		2,237	1,342

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.737% due 03/22/2038		$103,481	$73,532
0.767% due 12/22/2035		31,789	18,437
0.817% due 09/23/2035		8,209	5,131
0.836% due 06/23/2035		10,965	6,689
0.837% due 03/23/2035		20,141	14,904
0.917% due 03/23/2035		1,750	1,085
0.925% due 09/26/2034		7,500	4,650
0.934% due 06/24/2034		9,239	5,821
0.937% due 03/22/2038		18,736	10,492
0.957% due 12/22/2036		35,027	20,315
0.984% due 09/24/2033		479	391
1.046% due 07/03/2033		259	225
1.087% due 09/23/2035		21,634	12,764
1.164% due 09/24/2033		41,923	27,669
1.176% due 04/03/2033		440	352
1.186% due 07/03/2033		10,000	7,300
1.214% due 12/24/2033		5,000	3,300
1.226% due 01/03/2033		23,107	16,637
1.237% due 03/22/2038		75,738	58,318
Programa Cedulas TDA Fondo de Titulizacion de Activos
0.044% due 04/08/2016	EUR	5,000	5,578
Qatari Diar Finance Co.
5.000% due 07/21/2020		$10,000	11,188
Rabobank Group
6.875% due 03/19/2020	EUR	46,950	61,824
8.375% due 07/26/2016 (g)		$42,503	43,949
8.400% due 06/29/2017 (g)		20,220	21,582
RCI Banque S.A.
4.600% due 04/12/2016		4,430	4,503
Realkredit Danmark A/S
2.500% due 10/01/2047	DKK	378,899	54,232
Regional Diversified Funding Ltd.
0.625% due 01/25/2036		$2,131	1,705
Rio Oil Finance Trust
6.250% due 07/06/2024		8,200	5,269
6.750% due 01/06/2027		31,850	19,773
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (g)		14,200	14,204
8.000% due 08/10/2025 (g)		5,400	5,454
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,400	2,620
10.500% due 03/16/2022	EUR	1,100	1,380
13.125% due 03/19/2022	AUD	2,692	2,110
Santander Holdings USA, Inc.
4.500% due 07/17/2025		$134,583	135,514
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	48,700	53,340
4.950% due 02/07/2017		$88,800	90,412
5.180% due 06/28/2019		30,900	31,229
5.400% due 03/24/2017		4,500	4,586
5.717% due 06/16/2021		94,900	95,398
6.125% due 02/07/2022		277,685	283,011

22	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SL Green Realty Corp.
4.500% due 12/01/2022		$31,500	$32,590
7.750% due 03/15/2020		21,995	26,104
SLM Student Loan Trust
0.512% due 12/15/2033	EUR	1,851	1,860
Societe Generale S.A.
8.000% due 09/29/2025 (g)		$40,000	39,463
Springleaf Finance Corp.
5.400% due 12/01/2015		50,390	50,453
5.750% due 09/15/2016		1,000	1,019
6.500% due 09/15/2017		21,572	22,435
6.900% due 12/15/2017		364,384	381,692
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,188	5,608
6.052% due 10/13/2039		5,200	7,716
TIG FinCo PLC
8.500% due 03/02/2020		1,655	2,615
8.750% due 04/02/2020		8,144	11,364
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)		$136,983	28,424
Trafford Centre Finance Ltd.
1.305% due 07/28/2038	GBP	6,550	9,090
U.S. Capital Funding Ltd.
0.920% due 05/01/2034		$2,526	2,021
UBS AG
4.750% due 05/22/2023		2,700	2,718
4.750% due 02/12/2026	EUR	1,900	2,236
5.125% due 05/15/2024		$45,200	44,513
7.250% due 02/22/2022		13,000	13,554
7.625% due 08/17/2022		64,765	74,621
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020		9,753	9,784
4.125% due 09/24/2025		72,768	72,622
UniCredit SpA
8.000% due 06/03/2024 (g)		3,100	2,966
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	11,300	12,153
5.942% due 11/21/2023		$21,400	19,703
6.025% due 07/05/2022		60,457	57,313
6.902% due 07/09/2020		82,480	83,215
Vonovia Finance BV
3.200% due 10/02/2017		7,800	7,983
Western Union Co.
2.375% due 12/10/2015		3,100	3,107

			5,409,987

INDUSTRIALS 4.0%
AbbVie, Inc.
3.600% due 05/14/2025		35,950	35,580
Actavis Funding SCS
3.800% due 03/15/2025		18,350	17,787

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 06/15/2024		$2,500	$2,444
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,400	5,710
American Airlines Pass-Through Trust
5.250% due 07/31/2022		$1,700	1,818
Amgen, Inc.
3.125% due 05/01/2025		18,796	18,053
3.625% due 05/22/2024		2,400	2,412
3.875% due 11/15/2021		8,263	8,719
Ardagh Packaging Finance PLC
3.337% due 12/15/2019		400	386
Aviation Capital Group Corp.
3.875% due 09/27/2016		10,857	10,979
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		497	499
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		22,250	15,881
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		148,688	122,668
9.000% due 02/15/2020 ^		178,584	147,219
11.250% due 06/01/2017 ^		36,934	29,732
California Resources Corp.
5.000% due 01/15/2020 (j)		33,186	21,509
5.500% due 09/15/2021		28,729	17,668
6.000% due 11/15/2024		22,685	13,696
CCO Safari LLC
3.579% due 07/23/2020		14,558	14,464
4.464% due 07/23/2022		21,837	21,862
4.908% due 07/23/2025		32,757	32,663
6.384% due 10/23/2035		14,558	14,768
Centex LLC
6.500% due 05/01/2016		8,500	8,734
Chesapeake Energy Corp.
3.539% due 04/15/2019		17,480	12,455
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,291	1,315
5.500% due 04/29/2022		1,291	1,335
7.250% due 05/10/2021		6,731	7,564
7.707% due 10/02/2022		3,595	3,923
7.875% due 01/02/2020		1,680	1,754
CVS Health Corp.
3.875% due 07/20/2025		16,728	17,285
CVS Pass-Through Trust
4.163% due 08/11/2036		7,172	7,185
5.773% due 01/10/2033		6,154	6,791
5.880% due 01/10/2028		1,591	1,834
7.507% due 01/10/2032		4,364	5,412
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	12,641
6.500% due 04/15/2016		14,000	14,332
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		5,590	6,380

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISH DBS Corp.
7.125% due 02/01/2016		$72,615	$73,250
Dynegy, Inc.
6.750% due 11/01/2019		14,720	14,830
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	15,418	24,723
6.875% due 02/15/2021		5,000	7,828
6.875% due 05/09/2025		15,750	24,481
FCA U.S. LLC
8.250% due 06/15/2021		$2,000	2,127
First Quantum Minerals Ltd.
6.750% due 02/15/2020		19,231	12,981
7.000% due 02/15/2021		14,514	9,470
7.250% due 10/15/2019		9,900	6,980
Greene King Finance PLC
5.702% due 12/15/2034	GBP	427	608
HCA, Inc.
3.750% due 03/15/2019		$39,602	39,582
4.750% due 05/01/2023		12,500	12,575
5.875% due 03/15/2022		2,900	3,118
6.500% due 02/15/2016		2,800	2,839
7.190% due 11/15/2015		900	905
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	74,500	70,551
5.014% due 12/27/2017		12,300	11,614
iHeartCommunications, Inc.
9.000% due 03/01/2021		$48,177	40,348
9.000% due 09/15/2022		156,600	128,999
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		15,806	15,463
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	16,996
Kraft Heinz Foods Co.
3.950% due 07/15/2025		26,702	27,387
MGM Resorts International
6.875% due 04/01/2016		1,400	1,426
7.500% due 06/01/2016		8,700	8,961
10.000% due 11/01/2016		32,750	35,124
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	371
Numericable-SFR S.A.S.
4.875% due 05/15/2019		157,866	153,130
5.625% due 05/15/2024	EUR	5,100	5,666
6.000% due 05/15/2022		$10,600	10,242
6.250% due 05/15/2024		54,734	52,955
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	2
8.500% due 06/01/2018 ^		136,860	14
Perstorp Holding AB
8.750% due 05/15/2017		44,200	45,526
9.000% due 05/15/2017	EUR	28,400	32,369
Pertamina Persero PT
6.450% due 05/30/2044		$17,151	14,962

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$5,751	$2,613
5.375% due 04/12/2027		33,529	10,813
6.000% due 11/15/2026		10,300	3,321
8.500% due 11/02/2017		3,834	2,578
Priory Group PLC
7.000% due 02/15/2018	GBP	5,908	9,233
QVC, Inc.
5.450% due 08/15/2034		$3,620	3,245
Rockies Express Pipeline LLC
6.000% due 01/15/2019		1,193	1,178
6.875% due 04/15/2040		3,669	3,403
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	28,100	27,484
7.487% due 03/25/2031	GBP	50,689	67,808
Sequa Corp.
7.000% due 12/15/2017		$7,965	4,142
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		22,529	23,064
Spirit Issuer PLC
3.287% due 12/28/2031	GBP	11,682	17,230
5.472% due 12/28/2034		19,813	30,572
6.582% due 12/28/2027		14,889	24,044
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$9,500	9,655
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022		6,060	6,087
4.150% due 02/01/2024		5,400	5,605
Times Square Hotel Trust
8.528% due 08/01/2026		1,783	2,203
Tyson Foods, Inc.
4.500% due 06/15/2022		4,000	4,245
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,177	1,369
UAL Pass-Through Trust
9.750% due 07/15/2018		3,699	4,028
10.400% due 05/01/2018		18,424	19,770
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	4,932	7,615
6.542% due 03/30/2021		11,598	18,363
United Airlines Pass-Through Trust
4.000% due 10/11/2027		$5,100	5,221
Univision Communications, Inc.
5.125% due 02/15/2025		7,250	6,815
6.750% due 09/15/2022		29,728	30,880
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	9,200	9,238
Virgin Australia Trust
5.000% due 04/23/2025		$3,012	3,136
6.000% due 04/23/2022		673	690
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	8,749

24	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wyndham Worldwide Corp.
5.625% due 03/01/2021		$1,000	$1,089
Wynn Las Vegas LLC
5.500% due 03/01/2025		36,755	31,655
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		9,789	9,609

			1,990,610

UTILITIES 3.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		35,450	38,872
AT&T, Inc.
3.000% due 06/30/2022		23,650	23,111
3.875% due 08/15/2021		8,906	9,262
EXCO Resources, Inc.
7.500% due 09/15/2018		3,700	990
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		89,830	77,927
6.000% due 11/27/2023		273,480	253,707
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		2,700	2,709
4.950% due 07/19/2022		3,000	2,741
4.950% due 02/06/2028		77,300	64,449
5.092% due 11/29/2015		30,820	31,004
5.999% due 01/23/2021		98,924	97,544
6.510% due 03/07/2022		46,940	46,576
6.605% due 02/13/2018	EUR	10,150	11,878
7.288% due 08/16/2037		$83,399	80,137
8.146% due 04/11/2018		28,050	29,894
8.625% due 04/28/2034 (j)		125,024	136,537
8.625% due 04/28/2034		45,400	49,581
9.250% due 04/23/2019		192,277	212,967
Illinois Power Generating Co.
6.300% due 04/01/2020		19,265	16,279
7.000% due 04/15/2018 (j)		18,925	17,127
7.950% due 06/01/2032		3,800	3,287
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,000
Linn Energy LLC
6.250% due 11/01/2019		7,520	2,030
6.500% due 05/15/2019		8,094	2,266
7.750% due 02/01/2021		11,655	2,739
8.625% due 04/15/2020		17,110	4,662
Midwest Generation LLC
8.560% due 01/02/2016		59	59
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		20,090	7,282
Petrobras Global Finance BV
1.953% due 05/20/2016		30,197	28,536
2.000% due 05/20/2016		11,082	10,678
2.429% due 01/15/2019		25,416	17,601
2.694% due 03/17/2017		73,647	63,521

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 01/15/2018	EUR	20,200	$18,215
3.000% due 01/15/2019		$16,868	12,229
3.214% due 03/17/2020		27,707	19,049
3.250% due 03/17/2017		42,354	37,483
3.250% due 04/01/2019	EUR	9,233	7,583
3.500% due 02/06/2017		$35,732	31,846
3.750% due 01/14/2021	EUR	1,800	1,429
3.875% due 01/27/2016		$15,187	14,940
4.250% due 10/02/2023	EUR	500	387
4.375% due 05/20/2023		$30,370	19,892
4.875% due 03/07/2018	EUR	200	184
4.875% due 03/17/2020		$38,044	27,962
5.375% due 01/27/2021		80,973	59,288
5.625% due 05/20/2043		2,760	1,704
5.750% due 01/20/2020		54,133	40,735
5.875% due 03/01/2018		14,205	11,755
5.875% due 03/07/2022	EUR	3,300	2,769
6.250% due 03/17/2024		$1,018	746
6.250% due 12/14/2026	GBP	4,500	4,355
6.625% due 01/16/2034		8,700	8,253
6.750% due 01/27/2041		$49,343	31,826
6.850% due 06/05/2115		75,660	48,044
6.875% due 01/20/2040		24,572	16,003
7.250% due 03/17/2044 (j)		5,000	3,341
7.875% due 03/15/2019		97,382	80,311
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		24,400	20,820
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	10,098
Sprint Communications, Inc.
6.000% due 12/01/2016		2,235	2,207
Sprint Corp.
7.125% due 06/15/2024		30,638	23,656
7.875% due 09/15/2023		860	698
Tenaska Alabama Partners LP
7.000% due 06/30/2021		770	809
Tokyo Electric Power Co., Inc.
1.590% due 12/28/2015	JPY	60,000	501
1.970% due 06/27/2016		50,000	421
2.060% due 08/31/2016		90,000	759
2.080% due 05/31/2016		210,000	1,766
2.125% due 03/24/2017	CHF	3,000	3,137
Verizon Communications, Inc.
4.600% due 04/01/2021		$4,450	4,806
5.150% due 09/15/2023		35,149	38,841
Yellowstone Energy LP
5.750% due 12/31/2026		5,905	6,047

			1,962,848

Total Corporate Bonds & Notes (Cost $9,979,750)			9,363,445

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017	$25,000	$34,391

Total Convertible Bonds & Notes (Cost $24,941)		34,391

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	7,500	10,329
6.918% due 04/01/2040	7,000	9,242

		19,571

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	14,630	14,982
7.750% due 01/01/2042	25,930	25,989

		40,971

Total Municipal Bonds & Notes (Cost $54,268)		60,542

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
0.268% due 12/25/2036	134	134
0.314% due 03/25/2034	39	39
0.344% due 08/25/2034	15	15
0.433% due 09/25/2031	2,438	2,271
0.544% due 03/25/2044	19	19
0.594% due 11/25/2021 - 08/25/2036	42	42
0.613% due 04/18/2028 - 09/18/2031	10	9
0.644% due 07/25/2021	6	6
0.894% due 08/25/2022	4	4
0.896% due 02/25/2022 (a)	277,746	10,884
0.960% due 11/01/2028	44	45
0.994% due 05/25/2022	3	3
1.044% due 05/25/2018 - 10/25/2020	11	11
1.076% due 09/25/2022 (a)	111,235	5,605
1.094% due 05/25/2021 - 10/25/2021	20	21
1.143% due 09/25/2022	4	4
1.245% due 09/25/2018 (a)	154,646	3,590
1.394% due 01/25/2024	12	13
1.398% due 10/01/2044	8	8
1.494% due 11/25/2021	16	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.570% due 04/25/2023	$4	$4
1.583% due 10/01/2040	54	56
1.755% due 02/01/2034	1,284	1,358
1.820% due 03/25/2022	8	8
1.840% due 12/01/2035	20	21
1.870% due 09/25/2022	3	3
1.875% due 01/01/2018	2	2
1.885% due 12/01/2034	199	206
1.909% due 11/01/2020	18	18
1.920% due 01/25/2022	17	17
1.927% due 11/01/2033	59	62
1.930% due 04/01/2017 - 03/01/2033	48	50
1.936% due 10/01/2017 - 07/01/2018	9	8
1.945% due 02/01/2032	10	10
1.949% due 03/01/2020	4	4
1.952% due 08/01/2033	89	94
2.000% due 08/01/2018	14	14
2.019% due 01/01/2018	9	9
2.025% due 11/01/2033	12	13
2.112% due 07/01/2032	236	244
2.125% due 07/01/2019	23	24
2.155% due 12/01/2035	6	6
2.172% due 06/01/2025	2	2
2.191% due 07/01/2017	1	1
2.192% due 09/01/2017	2	2
2.200% due 08/01/2017	5	4
2.235% due 04/01/2033	6	6
2.250% due 07/01/2032	86	87
2.259% due 10/01/2034	179	183
2.275% due 02/01/2032	16	17
2.290% due 06/01/2019 - 10/01/2032	22	23
2.295% due 01/01/2019 - 10/01/2025	19	20
2.299% due 09/01/2033	10	11
2.300% due 09/01/2035	14	15
2.339% due 10/01/2033	1	1
2.340% due 12/01/2032 - 12/01/2033	43	45
2.370% due 10/01/2035	254	255
2.371% due 07/01/2018 - 07/01/2025	2	2
2.375% due 09/01/2024 - 07/01/2025	120	122
2.395% due 11/01/2029 - 09/01/2031	106	110
2.423% due 07/01/2032	10	10
2.425% due 01/01/2035	133	133
2.431% due 04/01/2024	6	7
2.440% due 05/01/2024	32	33
2.444% due 04/01/2032	52	55
2.450% due 08/01/2017 - 05/01/2024	76	77
2.452% due 06/01/2032	170	175

26	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.468% due 01/25/2022 (a)	$49,013	$4,956
2.471% due 03/01/2033	226	235
2.480% due 08/01/2032	7	7
2.483% due 10/01/2036	8	9
2.485% due 04/01/2028	13	13
2.500% due 07/01/2017 - 08/25/2042	74,842	76,418
2.538% due 01/01/2028	1	1
2.542% due 12/01/2027	2	2
2.545% due 03/01/2034	21	22
2.656% due 09/01/2030	30	32
2.717% due 03/01/2036	14	15
2.722% due 10/01/2025	2	2
2.751% due 05/01/2018	9	9
2.875% due 10/01/2016 - 11/01/2016	1	2
2.901% due 03/01/2036	51	53
2.911% due 01/01/2018	1	1
2.949% due 09/01/2024	3	3
2.950% due 01/01/2029	39	41
3.000% due 09/01/2016 - 11/01/2045	13,935	14,510
3.000% due 06/25/2042 (a)	12,231	1,375
3.075% due 07/01/2036	18	19
3.500% due 07/01/2026 - 10/01/2045	9,852	10,294
3.500% due 02/25/2043 (a)	23,436	4,470
3.536% due 08/01/2026	3	4
3.840% due 08/01/2021	18,849	20,529
3.875% due 01/01/2027	8	8
4.000% due 05/01/2030 - 06/01/2043	210,734	227,702
4.000% due 12/25/2042 (a)	4,576	667
4.087% due 12/01/2027	9	10
4.194% due 05/25/2025	6,400	6,142
4.500% due 11/01/2023 - 01/01/2042	94,131	102,780
4.500% due 12/25/2042 (a)	3,956	599
4.618% due 04/01/2027	74	76
4.744% due 02/25/2025	2,000	1,989
4.975% due 09/01/2022	20	20
5.000% due 08/25/2033 - 06/25/2043	98,133	111,485
5.020% due 06/01/2033	9,553	10,705
5.446% due 09/01/2018	4	4
5.500% due 08/01/2023 - 06/01/2048	31,351	35,153
5.656% due 03/25/2041 (a)	11,269	1,876
5.836% due 06/25/2037 (a)	1,797	328
5.856% due 03/25/2037 (a)	3,343	559
5.876% due 12/25/2036 - 02/25/2037 (a)	5,237	796
5.906% due 04/25/2037 (a)	3,016	444
5.916% due 04/25/2037 (a)	5,360	771
5.956% due 08/25/2035 - 02/25/2043 (a)	19,881	3,532

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/25/2029 - 09/01/2040	$57,601	$65,330
6.106% due 01/25/2038 (a)	8,037	1,262
6.156% due 01/25/2040 (a)	9,407	1,908
6.186% due 03/25/2037 (a)	10,141	1,649
6.206% due 05/25/2037 (a)	2,971	484
6.216% due 06/25/2037 (a)	10,405	1,534
6.246% due 04/25/2037 (a)	61,078	9,610
6.256% due 12/25/2037 - 10/25/2039 (a)	16,551	2,358
6.290% due 02/25/2029	539	581
6.306% due 02/25/2037 (a)	7,563	1,268
6.356% due 10/25/2036 - 06/25/2040 (a)	8,402	1,375
6.406% due 11/25/2035 (a)	2,015	315
6.456% due 11/25/2036 - 04/25/2037 (a)	15,042	1,900
6.500% due 06/25/2028 - 02/01/2036	447	507
6.506% due 03/25/2036 (a)	6,516	1,189
6.596% due 04/25/2037 (a)	4,836	1,043
6.801% due 06/25/2042	36	42
6.806% due 02/25/2038 (a)	20,033	3,442
6.850% due 12/18/2027	13	15
6.900% due 05/25/2023	42	47
7.000% due 07/25/2022 - 01/25/2048	665	762
7.006% due 02/25/2037 (a)	1,955	408
7.500% due 07/25/2022 - 06/25/2042	111	127
7.582% due 01/17/2040	229	240
8.000% due 07/25/2022	13	14
8.500% due 06/25/2030	252	300
8.600% due 08/25/2019	50	55
9.612% due 08/25/2043	1,309	1,363
16.792% due 03/25/2038	1,926	2,741
17.937% due 04/25/2023 (a)	52	11
Freddie Mac
0.407% due 03/15/2031	80	80
0.454% due 08/25/2031	23	22
0.805% due 01/25/2021 (a)	105,144	2,642
0.850% due 03/25/2020 (a)	44,381	1,186
0.953% due 01/25/2023 (a)	189,933	9,171
1.347% due 06/25/2021 (a)	58,995	3,460
1.499% due 11/25/2019 (a)	128,480	5,878
1.570% due 12/25/2021 (a)	111,600	7,949
1.583% due 07/25/2044	19	19
1.661% due 03/25/2019 (a)	51,703	2,363
1.710% due 10/25/2018 (a)	67,930	2,852
1.726% due 08/25/2016 (a)	64,392	527
1.797% due 10/15/2023	345	359
1.817% due 02/01/2037	9	10
1.879% due 09/25/2018 (a)	30,791	1,384
2.000% due 04/01/2017 - 01/01/2020	52	53
2.003% due 05/01/2035	101	106

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.040% due 01/01/2037	$289	$301
2.100% due 02/01/2033	2	2
2.155% due 05/01/2019	1	1
2.175% due 06/01/2019	12	12
2.225% due 06/01/2033	21	22
2.234% due 04/01/2036 - 06/01/2037	22	24
2.245% due 08/01/2034	2	2
2.258% due 09/01/2037	5	5
2.330% due 02/01/2018	8	8
2.344% due 08/01/2024	4	4
2.348% due 01/01/2033	17	18
2.349% due 10/01/2032	46	48
2.350% due 01/01/2033	13	14
2.355% due 09/01/2031	169	174
2.364% due 09/01/2036	2	2
2.378% due 01/01/2035	108	114
2.384% due 11/01/2031	43	46
2.385% due 07/01/2025	57	58
2.386% due 07/01/2034	130	139
2.405% due 11/01/2017	3	3
2.411% due 05/01/2029 - 09/01/2033	202	212
2.421% due 09/01/2034	113	119
2.428% due 02/01/2026 - 12/01/2034	66	68
2.445% due 01/01/2035	135	143
2.460% due 04/01/2033	3	3
2.464% due 09/01/2023	7	7
2.465% due 09/01/2033	7	7
2.470% due 09/01/2037	12	13
2.472% due 09/01/2037	13	13
2.473% due 05/01/2033	38	40
2.479% due 07/01/2033	26	27
2.480% due 11/01/2036	5	5
2.493% due 12/01/2033	168	179
2.500% due 07/01/2017 - 05/01/2037	27,990	28,829
2.505% due 02/01/2036	16	17
2.508% due 12/01/2037	6	7
2.515% due 03/01/2031	40	41
2.550% due 06/01/2019	20	20
2.566% due 03/01/2032	324	336
2.581% due 09/01/2037	5	5
2.605% due 08/01/2037	4	5
2.635% due 08/01/2036	2	2
2.643% due 11/01/2029	221	235
2.645% due 04/01/2036	18	20
2.688% due 07/01/2033	53	56
2.719% due 09/01/2024	16	17
2.753% due 08/01/2035	13	13
2.833% due 05/01/2019	107	110
2.902% due 03/01/2025	28	29
2.924% due 03/01/2025	1	1
3.000% due 03/15/2027 - 12/15/2042 (a)	92,979	14,734

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.081% due 11/01/2035	$144	$154
3.117% due 09/01/2018	6	6
3.267% due 01/25/2019 (a)	25,253	1,966
3.444% due 05/25/2025	7,050	6,620
3.494% due 10/25/2027	4,050	3,834
3.500% due 08/15/2042	7,796	7,907
3.500% due 12/15/2042 (a)	20,221	4,061
3.615% due 06/25/2041 (a)	3,500	630
4.000% due 04/15/2019 - 01/15/2041	28,958	31,523
4.500% due 11/15/2040	24,952	28,188
5.000% due 02/15/2024 - 05/15/2038	14,029	15,438
5.013% due 03/15/2036 (a)	4,018	335
5.500% due 08/15/2036 - 06/15/2041	86,579	97,699
5.625% due 07/01/2037 - 02/01/2038	833	926
5.743% due 11/15/2037 (a)	17,592	2,399
5.843% due 08/15/2037 (a)	2,621	438
5.993% due 06/15/2038 - 01/15/2042 (a)	15,546	2,438
6.000% due 03/15/2017 - 02/15/2032	5,504	6,204
6.233% due 03/15/2037 (a)	12,926	2,081
6.243% due 03/15/2037 - 06/15/2039 (a)	5,648	1,026
6.343% due 09/15/2036 (a)	6,518	1,008
6.363% due 09/15/2036 (a)	3,405	645
6.443% due 04/15/2036 - 05/15/2036 (a)	21,801	4,261
6.493% due 04/15/2026 - 03/15/2036 (a)	5,940	950
6.500% due 11/15/2021 - 04/15/2029	474	540
6.543% due 01/15/2037 (a)	2,421	356
6.750% due 01/15/2024	12	13
6.893% due 06/15/2032 (a)	3,884	258
6.943% due 08/15/2036 (a)	6,262	1,088
6.993% due 07/15/2034 (a)	1,877	299
7.000% due 05/15/2021 - 09/01/2047	1,098	1,245
7.250% due 09/15/2030	42	49
7.500% due 11/15/2021 - 09/15/2030	347	397
7.514% due 12/15/2042	4,876	5,053
8.500% due 06/15/2031	159	188
8.824% due 05/15/2023	16	20
9.000% due 09/15/2020 - 02/15/2021	37	40
9.190% due 11/15/2043	51,587	64,189
9.350% due 08/15/2044	25,246	31,789
9.487% due 01/15/2041	1,873	2,070
10.447% due 02/15/2040	605	686
15.687% due 12/15/2031 - 02/15/2032	2,167	3,212

28	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
16.359% due 09/15/2034	$2,807	$3,386
18.682% due 02/15/2024	18	28
19.444% due 02/15/2024	46	69
19.873% due 11/15/2023	57	86
20.393% due 10/15/2031	66	104
Ginnie Mae
0.749% due 03/16/2051 (a)	3,157	115
0.903% due 08/16/2048 (a)	27,343	1,527
1.147% due 11/16/2043 (a)	67,973	3,633
1.209% due 10/16/2053 (a)	8,737	441
1.625% due 10/20/2025 - 12/20/2033	175	181
1.750% due 06/20/2022 - 01/20/2035	433	445
2.000% due 08/20/2027	2	2
2.125% due 08/20/2033	12	13
3.500% due 01/20/2042 - 03/20/2043 (a)	11,635	981
4.000% due 03/20/2043 (a)	9,770	1,003
5.000% due 07/20/2033	562	626
5.500% due 04/20/2037	79	100
5.625% due 07/20/2037 - 01/20/2038	987	1,100
5.934% due 03/20/2043 (a)	71,898	8,940
6.100% due 06/15/2028 - 03/15/2029	924	1,043
6.490% due 01/15/2028 - 01/15/2029	936	1,074
27.419% due 03/20/2031	491	862
Small Business Administration
5.370% due 04/01/2028	798	894
7.100% due 02/01/2017	4	4
7.190% due 12/01/2019	124	134
7.590% due 01/01/2020	33	36
Vendee Mortgage Trust
6.500% due 09/15/2024	111	125

Total U.S. Government Agencies (Cost $1,188,436)		1,210,466

U.S. TREASURY OBLIGATIONS 7.6%
U.S. Treasury Bonds
2.000% due 08/15/2025	3,074	3,060
2.125% due 05/15/2025 (j)(l)(n)	1,861,315	1,873,469
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2020 (l)(n)	33,528	33,347
0.250% due 01/15/2025 (n)	3,436	3,299
0.625% due 07/15/2021 (l)(n)	436,544	443,206
0.625% due 02/15/2043 (n)	32,179	27,200
0.750% due 02/15/2042 (n)	87,873	77,166
1.375% due 02/15/2044 (n)	62,362	63,462
2.375% due 01/15/2025 (l)(n)	1,072,815	1,236,511

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
0.375% due 01/15/2016 (n)		$4,701	$4,705

Total U.S. Treasury Obligations (Cost $3,795,397)			3,765,425

MORTGAGE-BACKED SECURITIES 21.2%
Adjustable Rate Mortgage Trust
0.444% due 10/25/2035		377	351
0.444% due 03/25/2036		1,428	901
0.734% due 01/25/2036		1,579	1,344
2.390% due 08/25/2036		10,562	7,219
2.550% due 07/25/2035		5,707	5,264
2.628% due 02/25/2036		4,192	3,551
2.763% due 09/25/2035		3,629	3,203
2.774% due 11/25/2035 ^		4,908	4,459
2.775% due 01/25/2036 ^		19,494	17,631
2.785% due 01/25/2036		3,274	2,854
2.809% due 11/25/2035 ^		1,487	1,274
2.839% due 11/25/2035 ^		529	459
4.192% due 01/25/2036 ^		749	667
American General Mortgage Loan Trust
0.000% due 09/25/2048 (a)		488,536	468,568
1.000% due 09/25/2048		234,870	231,282
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^		20,087	14,801
0.384% due 12/25/2046		33,426	23,198
0.384% due 06/25/2047 ^		269	185
1.119% due 11/25/2046		76,522	39,867
American Home Mortgage Investment Trust
0.494% due 11/25/2045		613	492
0.494% due 05/25/2047		5,600	2,035
1.980% due 10/25/2034		3,873	3,742
2.284% due 12/25/2035		575	399
2.284% due 11/25/2045 ^		62,280	48,548
2.314% due 10/25/2034		442	442
2.534% due 02/25/2045		27,357	27,378
2.535% due 06/25/2045		1,946	1,927
Asti Finance SRL
0.654% due 05/27/2050	EUR	13,350	14,736
AyT Hipotecario Fondo de Titulacion Hipotecaria
0.233% due 03/18/2035		1,824	2,004
AyT Hipotecario Mixto Fondo de Titulizacion de Activos
0.202% due 09/15/2035		1,980	2,163
Banc of America Alternative Loan Trust
0.594% due 05/25/2035 ^		$1,715	1,319
0.594% due 06/25/2046 ^		125	86
4.750% due 02/25/2019		19	19
5.500% due 07/25/2020		85	83
5.500% due 07/25/2033		11,907	12,137
5.500% due 10/25/2033		13,670	14,398
5.500% due 12/25/2035 ^		293	268
5.750% due 04/25/2034		1,064	1,097

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2021 ^	$54	$53
6.000% due 11/25/2034	67	70
6.000% due 12/25/2034	65	67
6.000% due 08/25/2035 ^	2,384	1,997
6.000% due 06/25/2046 ^	531	457
6.000% due 07/25/2046 ^	1,988	1,574
6.114% due 11/25/2021 ^	498	467
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	34,239	35,766
5.757% due 04/10/2049	1,360	1,375
Banc of America Funding Ltd.
0.459% due 10/03/2039	54,249	53,432
Banc of America Funding Trust
0.376% due 02/20/2047	14,468	11,833
0.496% due 05/20/2036	97,554	43,147
0.526% due 09/20/2035 ^	8,441	6,050
0.694% due 07/25/2036 ^	100	71
0.694% due 07/26/2036	255	253
2.046% due 01/26/2037	25	25
2.089% due 06/20/2035 ^	1,488	953
2.614% due 12/20/2034	705	636
2.702% due 07/20/2036	16,875	16,582
2.717% due 05/25/2035	85	80
2.754% due 03/20/2035	811	810
2.796% due 03/20/2036	907	788
2.811% due 09/20/2035	59	58
2.903% due 09/20/2035 ^	858	657
2.914% due 01/20/2047 ^	337	286
3.000% due 10/20/2046 ^	548	415
3.076% due 05/20/2034	948	958
4.455% due 11/20/2035	8,397	6,259
4.921% due 05/20/2036	588	553
5.281% due 09/20/2046 ^	4,036	3,352
5.500% due 09/25/2034	154	155
5.500% due 03/25/2036 ^	295	281
5.730% due 03/20/2036	160	145
5.888% due 04/25/2037 ^	837	758
6.000% due 09/25/2036 ^	6,853	6,170
6.000% due 08/25/2037 ^	646	601
Banc of America Mortgage Trust
2.314% due 11/25/2034	156	149
2.484% due 12/25/2034	422	413
2.497% due 12/25/2033	205	203
2.497% due 04/25/2034	53	53
2.513% due 11/25/2035 ^	1,568	1,400
2.610% due 04/25/2035 ^	1,149	1,068
2.623% due 08/25/2034	610	609
2.630% due 02/25/2036 ^	4,172	3,745
2.646% due 02/25/2035	764	756
2.661% due 05/25/2033	36	36
2.668% due 03/25/2035	894	831
2.670% due 01/25/2034	667	669
2.676% due 07/25/2034	48	49
2.681% due 01/25/2036 ^	510	439
2.715% due 11/25/2035 ^	703	652

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.729% due 05/25/2034		$1,196	$1,199
2.730% due 12/25/2033		147	146
2.735% due 05/25/2035 ^		189	179
2.747% due 06/25/2035		1,143	1,119
2.789% due 05/25/2033		7	7
2.789% due 06/25/2035		344	331
2.791% due 07/25/2035 ^		2,457	2,290
2.797% due 09/25/2033		5,889	5,854
2.797% due 09/25/2034		4,783	4,703
2.797% due 10/25/2035 ^		69	61
2.852% due 09/25/2035 ^		1,407	1,300
2.865% due 09/25/2035		304	298
2.867% due 11/20/2046 ^		110	91
2.964% due 02/25/2035		728	716
2.977% due 08/25/2033		64	63
3.015% due 04/25/2033		165	162
3.139% due 02/25/2033		106	106
3.173% due 03/25/2033		374	372
3.446% due 03/25/2034		23	23
3.549% due 07/20/2032		119	122
5.000% due 08/25/2019		35	36
5.250% due 07/25/2035		350	331
5.500% due 09/25/2035 ^		541	520
5.500% due 10/25/2035 ^		1,379	1,359
5.500% due 11/25/2035 ^		4,887	4,635
6.000% due 09/25/2037 ^		648	592
6.500% due 10/25/2031		37	39
6.500% due 09/25/2033		39	40
Bankinter Fondo de Titulizacion de Activos
0.132% due 12/15/2040	EUR	4,816	5,161
Bayview Commercial Asset Trust
0.474% due 01/25/2037		$140	126
4.972% due 05/25/2038 (a)		194,629	6,063
BCAP LLC Trust
0.319% due 07/26/2036		22,029	18,069
0.354% due 06/26/2036		19,893	17,747
0.403% due 07/26/2036		363	276
0.414% due 05/25/2047 ^		12,932	9,841
0.479% due 05/26/2037		20,422	15,119
2.171% due 05/26/2036		1,123	1,110
2.478% due 11/27/2037		17,133	16,850
2.638% due 11/26/2035		2,103	1,818
2.662% due 06/26/2035		135	120
2.688% due 10/26/2035		23,329	23,529
2.693% due 02/26/2036		74	67
2.725% due 10/26/2033		19	16
2.727% due 03/26/2035		68	58
2.772% due 10/26/2035		10,393	7,071
2.791% due 09/26/2035		46	35
2.795% due 05/26/2047		21,405	17,329
4.607% due 01/26/2036		3,913	2,423
5.250% due 02/26/2036		2,399	2,165
5.250% due 04/26/2037		4,597	4,265
5.500% due 12/26/2035		1,367	1,382
5.750% due 04/25/2037		12,551	10,549
5.775% due 05/26/2036		30,624	22,075

30	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 07/26/2036		$18,741	$14,372
6.884% due 08/26/2022		173	150
BCC Mortgages PLC
0.125% due 03/12/2038	EUR	8,050	8,809
Bear Stearns Adjustable Rate Mortgage Trust
2.258% due 02/25/2036 ^		$382	356
2.360% due 02/25/2036		389	387
2.492% due 02/25/2036 ^		1,320	1,111
2.551% due 01/25/2035		756	734
2.593% due 08/25/2035 ^		39,155	36,893
2.625% due 04/25/2034		929	919
2.625% due 02/25/2035		4,613	4,616
2.638% due 07/25/2034		632	620
2.647% due 03/25/2035		2,068	2,015
2.656% due 08/25/2035		4,309	3,839
2.678% due 04/25/2034		2,329	2,277
2.699% due 08/25/2035		1,765	1,535
2.734% due 08/25/2035		18,978	18,443
2.742% due 03/25/2035		1,583	1,487
2.743% due 01/25/2035		1,928	1,920
2.761% due 11/25/2034		1,531	1,515
2.795% due 05/25/2047 ^		1,429	1,283
2.810% due 01/25/2035		127	126
2.820% due 10/25/2034		134	133
2.853% due 04/25/2034		1,033	1,005
2.876% due 11/25/2034		28	28
2.915% due 08/25/2035		64,726	64,406
2.977% due 07/25/2034		604	595
3.015% due 11/25/2034		72	69
3.018% due 02/25/2036 ^		59	47
3.112% due 07/25/2034		3	3
4.157% due 02/25/2036		258	244
4.737% due 08/25/2047 ^		8,223	7,620
4.777% due 06/25/2047 ^		12,864	11,555
4.847% due 07/25/2036 ^		8,975	7,893
5.426% due 05/25/2037		7,845	6,937
Bear Stearns ALT-A Trust
0.354% due 02/25/2034		118	108
0.514% due 08/25/2036		31,449	24,707
0.514% due 11/25/2036 ^		8,234	6,365
0.514% due 06/25/2046 ^		29,606	21,839
0.634% due 07/25/2035		486	477
0.634% due 04/25/2036		15,200	11,766
0.674% due 02/25/2036		6,892	5,717
0.834% due 04/25/2034		525	513
0.834% due 07/25/2034		74	71
0.934% due 11/25/2034		150	149
1.124% due 11/25/2034		17,392	11,862
2.357% due 02/25/2036		4,546	3,833
2.399% due 01/25/2036 ^		16,205	13,290
2.401% due 01/25/2035		261	242
2.428% due 04/25/2035		3,217	3,126
2.456% due 01/25/2034		208	192
2.470% due 02/25/2036 ^		21,344	17,043
2.504% due 04/25/2035		3,093	2,962
2.519% due 05/25/2035		5,605	5,189

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.521% due 04/25/2035		$1,254	$1,046
2.545% due 08/25/2036 ^		411	262
2.548% due 05/25/2036		21,659	15,626
2.551% due 09/25/2034		117	115
2.578% due 06/25/2034		2,045	2,030
2.581% due 05/25/2035		776	769
2.611% due 02/25/2034		284	293
2.655% due 11/25/2035 ^		31,675	23,783
2.697% due 09/25/2035		15,328	13,081
2.703% due 02/25/2036 ^		849	663
2.718% due 04/25/2035		1,626	1,518
2.764% due 01/25/2047		6,073	4,540
2.784% due 11/25/2036		14,092	10,835
2.838% due 09/25/2035 ^		109	83
2.838% due 08/25/2036 ^		7,011	5,287
2.864% due 09/25/2047 ^		431	306
2.869% due 01/25/2035		577	449
2.897% due 09/25/2035 ^		24,427	20,091
2.947% due 03/25/2036 ^		2,021	1,572
3.439% due 05/25/2036 ^		23	17
3.610% due 09/25/2034		320	317
4.254% due 11/25/2035 ^		18,317	13,891
4.326% due 05/25/2036 ^		17,480	12,387
5.212% due 07/25/2035 ^		23,984	19,788
Bear Stearns Commercial Mortgage Securities Trust
6.000% due 07/15/2031		476	478
7.000% due 05/20/2030		9,532	10,090
Bear Stearns Deutsche Bank Trust
1.057% due 09/15/2027 (a)		75,221	2,404
Bear Stearns Mortgage Funding Trust
0.364% due 03/25/2037		95,899	78,195
0.374% due 06/25/2037		6,099	5,226
0.394% due 09/25/2046		34,585	25,819
0.404% due 06/25/2037		139,089	117,964
0.414% due 08/25/2036		29,620	23,066
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		19,498	16,147
2.641% due 12/26/2046		401	304
7.000% due 07/25/2037		44,667	27,215
Bella Vista Mortgage Trust
0.446% due 05/20/2045		540	421
Berica ABS SRL
0.267% due 11/30/2051	EUR	37,955	42,278
0.285% due 12/31/2055		99,252	110,050
Berica Residential MBS SRL
0.288% due 03/31/2048		40,303	44,095
Bluestone Securities PLC
0.787% due 06/09/2044	GBP	2,111	3,019
Business Mortgage Finance PLC
0.356% due 08/15/2040	EUR	5,843	6,311
BXHTL Mortage Trust
3.436% due 05/15/2029		$20,693	20,388
3.895% due 05/15/2029		42,000	41,100

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Celtic Residential Irish Mortgage Securitisation PLC
0.137% due 11/13/2047	EUR	119,075	$124,150
0.163% due 03/18/2049		121,753	124,686
0.222% due 04/10/2048		96,760	98,590
0.224% due 12/14/2048		67,644	69,538
0.849% due 12/14/2048	GBP	52,261	72,291
CFCRE Commercial Mortgage Trust
1.506% due 04/15/2044 (a)		$47,670	1,276
Chase Mortgage Finance Trust
2.581% due 02/25/2037		286	276
2.620% due 07/25/2037		15	15
2.631% due 07/25/2037		152	152
4.564% due 01/25/2036 ^		1,570	1,447
4.575% due 12/25/2035 ^		1,047	1,004
4.744% due 12/25/2037 ^		1,508	1,449
4.904% due 03/25/2037 ^		11,299	10,618
5.455% due 09/25/2036 ^		47	42
5.500% due 11/25/2035		3,330	3,361
6.000% due 10/25/2036 ^		142	124
6.000% due 12/25/2036		207	187
6.000% due 02/25/2037 ^		3,439	2,927
6.000% due 03/25/2037 ^		1,665	1,494
6.000% due 05/25/2037		3,855	3,362
6.000% due 05/25/2037 ^		22,015	18,753
6.250% due 10/25/2036 ^		10,004	8,960
ChaseFlex Trust
0.474% due 05/25/2037		14,535	13,099
0.534% due 08/25/2037		16,327	12,103
4.255% due 08/25/2037 ^		1,718	1,471
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.374% due 05/25/2036		567	498
0.424% due 05/25/2036		587	518
0.494% due 08/25/2035		177	165
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		154	156
5.500% due 12/25/2021		177	180
5.500% due 06/25/2037		612	614
5.500% due 07/25/2037		1,272	1,243
5.750% due 06/25/2036		426	442
5.750% due 01/25/2037		53	54
6.000% due 02/25/2036		103	104
6.000% due 08/25/2036		15,749	16,296
Citigroup Commercial Mortgage Trust
0.686% due 05/15/2043 (a)		11,391	0
5.485% due 03/17/2051		9,558	9,968
Citigroup Mortgage Loan Trust, Inc.
0.019% due 08/25/2035		2,570	2,461
0.264% due 01/25/2037		612	443
1.144% due 09/25/2037		9,538	7,283
2.233% due 06/25/2037		115	116
2.344% due 10/25/2046		7,361	6,027
2.477% due 09/25/2037		4,754	4,527
2.510% due 03/25/2036 ^		1,809	1,727
2.602% due 12/25/2035 ^		659	510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.622% due 07/25/2046 ^	$631	$554
2.623% due 03/25/2034	1,201	1,199
2.632% due 03/25/2036 ^	13,791	12,984
2.655% due 10/25/2035 ^	121	106
2.660% due 05/25/2035	271	269
2.678% due 11/25/2036 ^	1,267	1,133
2.708% due 08/25/2035	2,555	2,543
2.722% due 09/25/2037 ^	2,780	2,388
2.739% due 07/25/2036	64	64
2.769% due 03/25/2037 ^	4,066	3,319
2.773% due 05/25/2035	861	851
2.874% due 02/25/2034	66	66
2.910% due 10/25/2035	6,082	5,259
5.250% due 03/25/2037 ^	7,608	5,849
5.468% due 11/25/2036 ^	19,766	17,474
5.500% due 12/25/2020 ^	209	206
5.521% due 06/25/2036 ^	6,156	5,810
5.552% due 07/25/2036 ^	8,622	6,726
5.750% due 09/25/2021	15,754	15,578
5.750% due 04/25/2047 ^	8,499	6,961
6.408% due 11/25/2037	3,818	3,372
6.903% due 12/25/2036	51,238	47,082
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.690% due 09/25/2035 ^	1,432	1,248
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	74,188	76,591
CitiMortgage Alternative Loan Trust
5.256% due 02/25/2037 ^(a)	5,780	959
5.500% due 11/25/2021	298	299
5.500% due 04/25/2022 ^	5,981	6,124
5.750% due 12/25/2036 ^	1,049	941
5.750% due 03/25/2037 ^	1,698	1,496
6.000% due 07/25/2036 ^	932	843
6.000% due 10/25/2037 ^	7,464	6,846
CNL Commercial Mortgage Loan Trust
0.707% due 05/15/2031	1,449	1,335
COBALT Commercial Mortgage Trust
5.959% due 05/15/2046	47,818	50,664
Commercial Mortgage Trust
0.224% due 04/10/2047 (a)	58,814	830
0.302% due 05/25/2019 (a)	941,608	7,843
1.232% due 07/10/2046 (a)	71,616	2,890
1.794% due 02/13/2032	4,000	3,993
2.377% due 07/10/2046 (a)	8,017	510
6.940% due 07/16/2034	2,000	2,081
Countrywide Alternative Loan Resecuritization Trust
2.562% due 03/25/2047 ^	26	26
6.000% due 11/25/2034	3,968	4,192
6.000% due 05/25/2036 ^	156	136
6.000% due 08/25/2037 ^	4,094	3,330
Countrywide Alternative Loan Trust
0.314% due 06/25/2036	3,640	3,184
0.314% due 11/25/2036	23,917	23,454

32	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.354% due 06/25/2036	$40,414	$36,645
0.354% due 07/25/2046	25,763	23,157
0.354% due 12/25/2046 ^	12,519	12,994
0.364% due 11/25/2036	31,395	30,753
0.364% due 01/25/2037 ^	15,552	15,055
0.374% due 11/25/2036	29,128	27,949
0.374% due 05/25/2047	12,735	10,817
0.384% due 09/25/2046 ^	81,404	70,677
0.384% due 10/25/2046	7,516	6,637
0.394% due 02/25/2036	4,502	4,206
0.396% due 02/20/2047 ^	33,347	24,807
0.404% due 05/25/2035	1,972	1,643
0.404% due 07/25/2046	16,582	14,542
0.406% due 03/20/2047	59,769	46,653
0.409% due 04/25/2047	24,189	18,690
0.414% due 05/25/2035	7,705	6,584
0.416% due 07/20/2046 ^	530	400
0.419% due 09/25/2047	44,958	38,491
0.426% due 05/20/2046 ^	49,193	37,868
0.426% due 09/20/2046	1,649	1,300
0.454% due 07/25/2035	132	115
0.464% due 02/25/2036	3,148	2,606
0.474% due 12/25/2035	749	659
0.484% due 11/25/2035	7,834	6,451
0.504% due 08/25/2035 ^	2,797	2,241
0.504% due 10/25/2035	164	134
0.516% due 11/20/2035	19,288	15,900
0.524% due 10/25/2035	4,312	3,452
0.526% due 11/20/2035	47,146	38,351
0.544% due 09/25/2034	702	624
0.544% due 09/25/2035	693	606
0.544% due 12/25/2035 ^	37,090	32,203
0.564% due 02/25/2037 ^	749	469
0.594% due 06/25/2036 ^	170	112
0.694% due 12/25/2035 ^	5,098	3,674
0.829% due 11/25/2035	8,573	7,216
0.964% due 11/25/2035	10,282	8,852
0.994% due 01/25/2036 ^	1,450	1,221
1.194% due 08/25/2035 ^	9,938	7,554
1.199% due 12/25/2035	24,990	20,811
1.299% due 08/25/2035 ^	268	194
1.599% due 08/25/2035	589	535
1.759% due 08/25/2035	11,604	10,324
1.844% due 10/25/2034	7,642	5,707
1.844% due 06/25/2035	832	752
2.469% due 12/25/2035	260	240
2.476% due 03/25/2047 ^	14,962	13,365
2.503% due 12/25/2035 ^	1,465	1,250
2.603% due 02/25/2037 ^	3,125	2,802
2.642% due 08/25/2034 ^	17,546	16,749
2.757% due 12/25/2034	16	16
2.770% due 06/25/2037	438	371
3.584% due 08/25/2036	1,816	1,754
4.382% due 06/25/2047	16,582	14,713
4.518% due 07/25/2021 ^	22	22
4.906% due 11/25/2035 (a)	10,134	1,290

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.979% due 11/25/2035 ^	$797	$648
5.000% due 08/25/2035 ^	3,104	2,833
5.056% due 06/25/2036 ^(a)	21,761	3,567
5.250% due 02/25/2021 ^	528	517
5.500% due 05/25/2035	1,000	973
5.500% due 06/25/2035 ^	513	481
5.500% due 07/25/2035 ^	204	194
5.500% due 11/25/2035 ^	19,231	18,104
5.500% due 02/25/2036 ^	1,613	1,491
5.500% due 02/25/2036	4,417	4,003
5.750% due 06/25/2036 ^	10,088	9,119
5.750% due 07/25/2037 ^	2,407	2,224
5.750% due 04/25/2047 ^	4,932	4,415
6.000% due 12/25/2033	27	27
6.000% due 02/25/2034	3	3
6.000% due 02/25/2036 ^	81	72
6.000% due 02/25/2036	50,748	44,366
6.000% due 03/25/2036 ^	5,084	4,546
6.000% due 03/25/2036	19,909	17,801
6.000% due 04/25/2036 ^	25,640	21,806
6.000% due 05/25/2036 ^	5,890	5,094
6.000% due 05/25/2036	7,780	6,771
6.000% due 08/25/2036 ^	9,247	8,651
6.000% due 02/25/2037 ^	6,751	5,342
6.000% due 04/25/2037 ^	14,614	11,240
6.000% due 04/25/2037	3,212	2,783
6.000% due 05/25/2037 ^	6,330	5,496
6.000% due 06/25/2037 ^	1,096	926
6.000% due 08/25/2037 ^	12,045	10,103
6.250% due 11/25/2036	8,424	7,193
6.250% due 12/25/2036 ^	6,172	4,866
6.250% due 08/25/2037 ^	1,095	940
6.250% due 11/25/2046 ^	4,545	3,719
6.500% due 05/25/2036 ^	6,069	5,378
6.500% due 06/25/2036 ^	686	561
6.500% due 08/25/2036 ^	856	662
6.500% due 09/25/2036 ^	9,348	8,229
6.500% due 09/25/2036	3,444	3,122
6.500% due 08/25/2037 ^	11,363	7,945
7.000% due 08/25/2034 ^	360	378
7.250% due 08/25/2032	312	328
7.500% due 12/25/2034 ^	155	98
Countrywide Asset-Backed Certificates
0.434% due 04/25/2036	23,210	20,512
Countrywide Home Loan Mortgage Pass-Through Trust
0.394% due 04/25/2046	838	742
0.424% due 05/25/2035	784	667
0.464% due 04/25/2035	872	764
0.484% due 04/25/2035	12,140	10,665
0.494% due 05/25/2035	19,607	16,927
0.514% due 03/25/2035	6,226	5,390
0.524% due 02/25/2035	1,970	1,740
0.534% due 02/25/2035	2,452	2,159
0.534% due 03/25/2036	43	22
0.544% due 02/25/2036 ^	13	10

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.564% due 02/25/2035	$18,365	$15,480
0.694% due 05/25/2036 ^	6,355	4,837
0.734% due 03/25/2035	1,402	1,317
0.774% due 02/25/2035	299	254
0.794% due 03/25/2035	2,166	1,961
0.954% due 09/25/2034	379	353
2.214% due 09/25/2034	818	762
2.250% due 07/25/2034	400	397
2.306% due 02/20/2036 ^	35,297	29,371
2.330% due 02/20/2036	2,068	1,802
2.368% due 03/25/2035 ^	691	577
2.423% due 04/25/2035	1,455	1,216
2.504% due 08/20/2035 ^	107	101
2.506% due 02/20/2035	4,966	4,935
2.509% due 03/25/2037 ^	632	514
2.525% due 02/25/2034	359	352
2.530% due 05/20/2034	201	193
2.535% due 05/20/2036 ^	8,964	6,785
2.536% due 02/25/2034	48	47
2.545% due 07/19/2033	937	913
2.548% due 05/20/2036 ^	4,110	3,672
2.553% due 11/20/2034	653	629
2.557% due 09/20/2036 ^	2,482	2,228
2.561% due 12/25/2033	289	292
2.562% due 09/25/2034 ^	92	70
2.564% due 02/20/2036 ^	1,623	1,400
2.575% due 09/20/2034	526	483
2.582% due 06/20/2036	18,052	14,114
2.583% due 04/25/2035 ^	513	466
2.593% due 02/20/2036 ^	8,587	8,001
2.596% due 02/25/2047 ^	170	152
2.606% due 10/20/2035	11,704	10,606
2.606% due 10/20/2035 ^	2,793	2,531
2.610% due 05/25/2034	296	295
2.616% due 06/20/2034	2,241	2,248
2.628% due 10/25/2033	286	286
2.632% due 09/25/2037 ^	9,058	7,938
2.638% due 03/25/2035	1,351	1,302
2.641% due 12/19/2033	47	49
2.674% due 09/25/2047 ^	335	301
2.688% due 09/25/2033	6,049	5,780
2.714% due 05/19/2033	225	222
2.715% due 05/20/2035	4,014	3,798
2.766% due 08/25/2034	125	115
2.766% due 08/25/2034 ^	33	30
2.773% due 06/25/2033	193	191
4.796% due 04/20/2036 ^	1,867	1,565
4.910% due 01/25/2036 ^	5,011	4,718
5.000% due 04/25/2035	553	559
5.062% due 06/25/2047 ^	25,988	24,395
5.250% due 12/25/2027 ^	2,080	2,009
5.250% due 07/25/2034	882	872
5.500% due 04/25/2035	83	82
5.500% due 08/25/2035 ^	6,100	5,550
5.500% due 08/25/2035	1,340	1,261
5.500% due 09/25/2035 ^	5,930	5,829

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/25/2035		$313	$313
5.500% due 11/25/2035 ^		186	180
5.500% due 01/25/2036		125	124
5.750% due 08/25/2034		713	714
5.750% due 02/25/2036 ^		1,826	1,643
5.750% due 02/25/2037 ^		743	708
5.750% due 05/25/2037 ^		1,133	1,067
5.750% due 07/25/2037		229	220
5.750% due 07/25/2037 ^		2,043	1,950
5.850% due 05/25/2036 ^		7,214	6,725
6.000% due 12/25/2035 ^		58	55
6.000% due 02/25/2037 ^		18,417	16,795
6.000% due 03/25/2037 ^		8,071	7,384
6.000% due 04/25/2037 ^		936	879
6.000% due 05/25/2037 ^		8,519	7,814
6.000% due 07/25/2037 ^		6,201	5,678
6.000% due 07/25/2037		8,798	7,899
6.000% due 08/25/2037 ^		2,791	2,666
6.000% due 10/25/2037 ^		370	366
6.000% due 01/25/2038 ^		18,841	17,025
6.250% due 09/25/2036 ^		2,493	2,287
6.250% due 10/25/2036 ^		248	222
6.500% due 11/25/2036 ^		26,224	24,035
6.500% due 05/25/2037 ^		586	553
6.500% due 10/25/2037 ^		10,234	8,908
6.500% due 11/25/2037 ^		8,432	7,133
Credico Finance SRL
0.123% due 04/04/2033	EUR	8,778	9,721
Credit Suisse Commercial Mortgage Trust
6.147% due 09/15/2039		$123	125
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		58,600	672
0.844% due 11/25/2031		872	740
0.844% due 09/25/2035 ^		9,523	7,482
1.344% due 11/25/2034		19,420	16,708
2.285% due 07/25/2033		150	149
2.562% due 04/25/2034		56	57
3.567% due 10/25/2033		208	204
5.250% due 08/25/2035		52	54
5.250% due 09/25/2035 ^		2,081	1,902
5.500% due 10/25/2035		13,677	13,105
5.500% due 10/25/2035 ^		563	500
5.750% due 04/22/2033		64	66
6.000% due 11/25/2035 ^		351	239
6.000% due 01/25/2036		6,391	5,016
6.000% due 05/17/2040		2,649	2,819
6.500% due 01/25/2036		740	525
7.000% due 01/25/2036 ^		6,056	2,788
Credit Suisse Mortgage Capital Certificates
0.449% due 02/27/2036		635	606
0.692% due 04/27/2037		27,206	16,379
1.687% due 09/27/2037		22,164	21,879
2.328% due 04/26/2038		19,318	18,962
2.618% due 08/27/2037		159	159
2.716% due 08/27/2037		26,401	19,032

34	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.872% due 12/27/2035		$89	$89
4.000% due 08/27/2037		59,487	56,793
4.792% due 05/27/2053		97,852	105,092
5.467% due 05/26/2037		77	79
5.509% due 04/15/2047		3,000	3,050
5.695% due 04/16/2049		47,820	50,450
6.049% due 02/27/2047		204,199	145,419
6.254% due 04/26/2037		34,834	31,824
6.692% due 04/26/2047		14,405	7,515
7.000% due 08/26/2036		13,133	12,584
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037		2,070	1,917
5.500% due 03/25/2037 ^		1,365	1,282
6.000% due 08/25/2036 ^		9,336	6,984
6.000% due 02/25/2037 ^		4,775	4,231
6.000% due 06/25/2037		5,007	3,939
6.250% due 08/25/2036 ^		3,200	2,812
DBUBS Mortgage Trust
1.528% due 11/10/2046 (a)		132,914	2,332
1.560% due 07/10/2044 (a)		155,151	5,905
3.642% due 08/10/2044		8,233	8,327
Deco UK PLC
0.851% due 01/27/2020	GBP	1,998	2,839
Deutsche ALT-A Securities, Inc.
0.324% due 08/25/2047		$73,883	61,680
0.344% due 02/25/2047		844	605
0.354% due 01/25/2047		3,422	2,764
0.364% due 02/25/2037		22,242	18,977
0.384% due 08/25/2047		13,388	11,233
0.544% due 06/25/2037 ^		37,506	22,505
0.969% due 04/25/2047		33,073	28,704
2.850% due 10/25/2035		1,101	1,014
5.000% due 10/25/2018		109	112
5.500% due 11/25/2035 ^		255	246
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.375% due 06/25/2034		24	22
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		415	413
Downey Savings & Loan Association Mortgage Loan Trust
0.396% due 04/19/2047 ^		197	67
0.426% due 03/19/2045		2,233	2,020
0.466% due 03/19/2045		8,693	7,775
0.546% due 09/19/2045		1,947	1,436
0.996% due 11/19/2044		6,099	5,603
1.016% due 11/19/2044		211	185
2.486% due 07/19/2044		863	861
2.558% due 07/19/2044		43	42
E-MAC NL BV
2.241% due 07/25/2036	EUR	800	856
Emerald Mortgages PLC
0.136% due 07/15/2048		152,314	161,877

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurosail PLC
0.124% due 03/13/2045	EUR	1,960	$2,072
0.747% due 12/10/2044	GBP	6,842	9,819
0.748% due 12/15/2044		1,331	1,919
0.749% due 03/13/2045		5,764	8,267
1.359% due 09/13/2045		37,129	49,798
Extended Stay America Trust
2.958% due 12/05/2031		$52,410	52,914
Fastnet Securities PLC
0.136% due 08/10/2043	EUR	18,860	21,082
First Horizon Alternative Mortgage Securities Trust
0.564% due 02/25/2037		$424	232
0.944% due 04/25/2036 ^		3,855	2,442
2.188% due 08/25/2034		1,055	1,045
2.198% due 08/25/2035		3,823	3,315
2.257% due 09/25/2035 ^		5,487	4,928
2.289% due 02/25/2035		3,500	3,438
2.291% due 04/25/2036 ^		5,069	4,289
2.300% due 01/25/2036 ^		13,826	11,159
2.308% due 03/25/2035		1,548	1,381
2.314% due 02/25/2036		542	437
2.368% due 04/25/2035		6,894	6,800
5.250% due 02/25/2021 ^		1,090	1,043
5.356% due 04/25/2037 ^(a)		6,590	1,471
6.000% due 07/25/2036 ^		103	86
6.000% due 08/25/2036 ^		5,198	4,292
6.250% due 08/25/2037 ^		232	185
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		320	273
First Horizon Mortgage Pass-Through Trust
2.468% due 02/25/2035		796	794
2.469% due 11/25/2037 ^		243	211
2.533% due 10/25/2034		10	10
2.564% due 01/25/2037 ^		2,756	2,460
2.625% due 10/25/2035		470	394
2.663% due 10/25/2034		430	421
2.674% due 10/25/2035 ^		3,958	3,478
2.675% due 06/25/2034		255	246
2.702% due 05/25/2037 ^		7,378	5,921
2.703% due 05/25/2036		3,955	3,640
2.710% due 06/25/2035		2,423	2,270
2.726% due 08/25/2035		270	242
2.747% due 05/25/2034		79	78
2.949% due 05/25/2035		1,425	1,336
5.250% due 05/25/2021 ^		247	170
5.500% due 04/25/2022		179	181
5.750% due 05/25/2037 ^		596	510
First Republic Mortgage Loan Trust
0.707% due 11/15/2030		400	361
1.007% due 11/15/2032		76	72
Fondo de Titulizacion de Activos
1.163% due 06/19/2035	EUR	300	278
Fondo de Titulizacion Hipotecaria UCI
0.123% due 06/22/2036		1,910	1,943

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		$386,985	$1,328
GE Business Loan Trust
0.387% due 11/15/2034		10,771	10,229
GE Capital Commercial Mortgage Corp.
5.543% due 11/10/2045		7,156	7,149
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		2,686	2,864
GMAC Mortgage Corp. Loan Trust
2.774% due 11/19/2035		1,076	964
2.865% due 11/19/2035		719	674
3.004% due 03/18/2035		5,167	5,080
3.113% due 03/18/2035		2,459	2,467
3.157% due 05/25/2035		273	260
3.273% due 03/18/2035		40	40
3.280% due 10/19/2033		13	14
4.689% due 11/19/2035		4,283	3,901
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	7,707	8,045
0.113% due 06/18/2038		562	590
0.470% due 06/18/2039		$6,579	6,026
Grecale RMBS SRL
0.481% due 01/27/2061	EUR	43,222	47,602
GreenPoint Mortgage Funding Trust
0.354% due 02/25/2037 ^		$55,715	46,237
0.374% due 01/25/2037		17,335	13,998
0.394% due 03/25/2047		223	183
0.404% due 04/25/2036		191	144
0.434% due 08/25/2045		564	482
0.454% due 10/25/2045		1,008	878
0.464% due 11/25/2045		107	93
0.504% due 10/25/2045		6,894	5,633
0.514% due 09/25/2046 ^		4,130	2,231
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	9,807	7,817
GS Mortgage Securities Trust
0.266% due 12/10/2043 (a)		$35,931	363
0.507% due 12/10/2043 (a)		103,783	753
1.034% due 08/10/2046 (a)		124,912	5,477
1.103% due 03/10/2044 (a)		24,514	550
1.613% due 08/10/2043 (a)		140,512	8,078
1.812% due 08/10/2044 (a)		20,475	980
2.259% due 01/10/2045 (a)		7,014	663
2.714% due 05/10/2045 (a)		83,768	8,016
4.548% due 12/10/2043		7,000	6,627
GSMPS Mortgage Loan Trust
0.594% due 06/25/2034		205	181
GSMSC Pass-Through Trust
7.500% due 09/25/2036		1,332	1,089
7.500% due 10/25/2036		346	280
GSR Mortgage Loan Trust
0.644% due 07/25/2037 ^		354	250
2.010% due 04/25/2032		31	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.554% due 04/25/2035	$427	$422
2.558% due 12/25/2034	808	774
2.587% due 04/25/2036	2,731	2,474
2.602% due 07/25/2035	1,843	1,753
2.666% due 05/25/2035	3,074	2,876
2.695% due 05/25/2035	18,534	17,936
2.695% due 07/25/2035	6,416	6,246
2.705% due 05/25/2035	2,575	2,443
2.715% due 08/25/2034	1,090	1,078
2.718% due 08/25/2034	100	94
2.742% due 01/25/2036 ^	12,556	11,735
2.759% due 04/25/2035	161	161
2.764% due 07/25/2035	3,328	3,041
2.778% due 03/25/2037 ^	5,597	5,255
2.790% due 10/25/2035 ^	6,250	5,487
2.809% due 09/25/2035	3,479	3,520
2.813% due 01/25/2035	2,492	2,396
2.814% due 01/25/2036 ^	301	273
2.827% due 09/25/2034	59	59
2.834% due 08/25/2034	2,746	2,686
2.927% due 11/25/2035	457	415
5.000% due 07/25/2036	692	614
5.500% due 03/25/2036 ^	3,963	3,554
5.500% due 03/25/2036	1,858	1,720
5.500% due 06/25/2036 ^	516	485
5.500% due 01/25/2037 ^	7,886	7,556
5.750% due 02/25/2036 ^	1,392	1,292
5.750% due 02/25/2037	198	189
6.000% due 02/25/2021 ^	2,220	1,963
6.000% due 06/25/2036 ^	4,080	3,950
6.000% due 09/25/2036 ^	3,157	2,649
6.000% due 01/25/2037 ^	201	194
6.000% due 07/25/2037 ^	475	436
6.500% due 09/25/2036 ^	2,949	2,570
6.500% due 10/25/2036 ^	1,748	1,538
HarborView Mortgage Loan Trust
0.386% due 12/19/2036 ^	266	198
0.396% due 11/19/2036	321	267
0.426% due 11/19/2036	13,578	10,054
0.436% due 07/19/2047	1,095	902
0.456% due 01/19/2036	1,929	1,318
0.456% due 12/19/2036 ^	7,666	5,290
0.466% due 01/19/2036	1,017	696
0.496% due 02/19/2036	2,995	2,239
0.506% due 07/19/2045	112	77
0.526% due 11/19/2035	2,905	2,443
0.526% due 08/19/2045	1,259	1,174
0.546% due 09/19/2035	1,027	823
0.916% due 01/19/2035	4,389	3,095
0.976% due 01/19/2035 ^	858	573
0.996% due 12/19/2034 ^	12,104	9,623
1.016% due 11/19/2034	438	375
1.016% due 12/19/2034 ^	120	95
1.036% due 12/19/2034 ^	42,368	34,194
1.049% due 12/19/2036 ^	18,296	15,370
1.076% due 11/19/2034	44,717	36,815

36	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.324% due 06/19/2034		$58	$56
2.349% due 11/19/2034		130	122
2.509% due 06/19/2045 ^		7,192	4,607
2.651% due 08/19/2036 ^		2,039	1,518
2.672% due 12/19/2035		186	170
2.682% due 07/19/2035		4,010	3,592
2.702% due 08/19/2034		2,753	2,818
2.730% due 12/19/2035 ^		48	43
3.048% due 12/19/2035 ^		5,552	4,275
3.108% due 06/19/2036		248	171
3.522% due 06/19/2036 ^		756	498
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	12,860	19,127
Hipocat Fondo de Titulizacion de Activos
0.151% due 07/15/2036	EUR	229	245
HomeBanc Mortgage Trust
0.494% due 05/25/2037		$471	417
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		25,262	23,335
HSI Asset Loan Obligation Trust
2.451% due 01/25/2037 ^		1,126	913
3.181% due 09/25/2037 ^		18,433	15,139
4.784% due 01/25/2037		12,530	9,660
Impac CMB Trust
0.474% due 10/25/2035		18,296	15,010
0.714% due 04/25/2035		6,985	6,472
0.834% due 09/25/2034		510	490
Impac Secured Assets Trust
0.394% due 05/25/2036		160	138
0.544% due 05/25/2036		3,915	3,812
IndyMac Adjustable Rate Mortgage Trust
1.796% due 01/25/2032		27	26
IndyMac Mortgage Loan Trust
0.324% due 10/25/2036		224	180
0.384% due 09/25/2046		1,506	1,293
0.394% due 10/25/2036		3,841	3,108
0.394% due 06/25/2047		45,707	35,122
0.404% due 05/25/2046		34,415	29,468
0.424% due 04/25/2035		2,131	1,870
0.424% due 07/25/2046		23,094	19,609
0.434% due 04/25/2035		13,736	12,331
0.474% due 03/25/2035		3,976	3,522
0.474% due 07/25/2035		712	441
0.494% due 06/25/2037 ^		902	497
0.514% due 02/25/2035		526	490
0.534% due 02/25/2035		3,601	2,936
0.794% due 04/25/2034		586	555
0.819% due 06/25/2034		21	20
0.834% due 07/25/2045		447	390
0.974% due 10/25/2036		81	63
0.994% due 08/25/2034		141	127
1.074% due 09/25/2034		186	163
2.288% due 06/25/2037 ^		4,859	3,883
2.398% due 06/25/2037		4,092	2,362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.475% due 03/25/2035	$2,841	$2,839
2.478% due 06/25/2035 ^	240	201
2.486% due 01/25/2036	482	452
2.495% due 08/25/2035	726	640
2.505% due 03/25/2035	94	94
2.531% due 01/25/2035	1,805	1,703
2.534% due 03/25/2035	14	14
2.574% due 09/25/2035 ^	821	706
2.590% due 11/25/2035 ^	19,892	15,360
2.621% due 08/25/2035	346	292
2.629% due 09/25/2036	11,002	9,261
2.646% due 01/25/2036 ^	412	346
2.650% due 07/25/2035	11,714	8,996
2.706% due 04/25/2035	71	63
2.722% due 10/25/2034	92	90
2.823% due 01/25/2036	4,052	3,776
2.852% due 10/25/2035	287	240
2.857% due 03/25/2037 ^	4,770	4,444
2.886% due 09/25/2036	138	103
2.920% due 06/25/2036	449	318
2.927% due 01/25/2037 ^	4,141	3,986
3.063% due 09/25/2037	25,882	20,537
3.480% due 11/25/2035 ^	7,817	6,633
4.015% due 11/25/2035 ^	1,404	1,308
4.164% due 08/25/2037	153	120
4.185% due 05/25/2036 ^	44,071	38,054
4.214% due 06/25/2036	1,829	1,699
4.464% due 07/25/2036	3,701	3,195
4.513% due 05/25/2036	39,039	31,411
4.625% due 12/25/2035 ^	61	47
4.724% due 01/25/2037	25,553	23,913
6.250% due 11/25/2037 ^	3,134	2,666
6.500% due 09/25/2037	169	152
JPMBB Commercial Mortgage Securities Trust
1.132% due 08/15/2046 (a)	106,409	4,051
JPMorgan Alternative Loan Trust
0.469% due 03/25/2036 ^	2,283	2,145
2.628% due 05/25/2036 ^	2,433	2,000
5.500% due 02/25/2021 ^	182	178
6.310% due 08/25/2036 ^	38,413	31,844
JPMorgan Chase Commercial Mortgage Securities Trust
0.544% due 09/12/2037 (a)	42,313	129
1.697% due 04/15/2046 (a)	183,626	14,154
1.937% due 11/15/2043 (a)	166,590	9,005
2.046% due 05/15/2045 (a)	204,971	16,364
5.257% due 05/15/2047	19,077	19,622
5.675% due 08/12/2037	13,512	14,810
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051	2,000	2,119
JPMorgan Mortgage Trust
1.990% due 02/25/2034	13	13
2.121% due 10/25/2033	170	167
2.274% due 06/25/2035	1,037	1,038

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.408% due 11/25/2035		$725	$689
2.517% due 11/25/2035		73	64
2.555% due 04/25/2035		267	268
2.583% due 06/25/2037 ^		694	635
2.585% due 08/25/2036 ^		12,606	10,957
2.593% due 06/25/2035		218	213
2.602% due 04/25/2037 ^		2,462	2,174
2.617% due 01/25/2037 ^		1,770	1,566
2.618% due 04/25/2035		1,397	1,409
2.619% due 04/25/2036 ^		28,377	26,124
2.619% due 04/25/2036		2,016	1,969
2.620% due 07/25/2035		2,031	1,968
2.635% due 07/25/2035		3,995	3,949
2.641% due 05/25/2036 ^		41	34
2.647% due 05/25/2036 ^		1,729	1,547
2.647% due 05/25/2036		1,217	1,111
2.657% due 08/25/2036 ^		1,728	1,519
2.680% due 10/25/2035		584	583
2.684% due 07/25/2035		83	83
2.686% due 07/25/2035		825	816
2.701% due 06/25/2036 ^		5,013	4,357
2.724% due 10/25/2036 ^		950	901
2.727% due 07/25/2035		612	615
2.737% due 09/25/2035		2,062	1,970
2.741% due 08/25/2035 ^		5,823	5,550
2.756% due 08/25/2035		5,095	5,122
2.756% due 02/25/2036 ^		647	589
2.855% due 08/25/2035		67	67
2.922% due 10/25/2035		26	24
4.625% due 04/25/2037 ^		1,920	1,733
4.875% due 04/25/2037 ^		13,318	12,095
5.000% due 06/25/2021 ^		637	597
5.000% due 03/25/2022 ^		141	140
5.029% due 04/25/2036 ^		4,162	3,847
5.303% due 06/25/2037 ^		14,655	13,344
5.447% due 06/25/2036 ^		731	642
5.500% due 01/25/2021 ^		165	160
5.500% due 03/25/2022 ^		96	97
5.500% due 09/25/2035		9,663	9,985
5.500% due 01/25/2036 ^		2,402	2,281
5.500% due 08/25/2037 ^		7,493	6,843
5.555% due 10/25/2036		1,616	1,422
5.750% due 03/25/2037 ^		905	751
6.000% due 07/25/2036 ^		8,508	7,752
6.000% due 06/25/2037 ^		28,879	25,074
6.000% due 08/25/2037 ^		2,340	2,162
6.500% due 09/25/2035		588	604
7.000% due 08/25/2037 ^		1,690	1,581
JPMorgan Resecuritization Trust
2.505% due 11/26/2034		45	44
KGS Alpha SBA Trust
1.048% due 04/25/2038 (a)		79,311	3,350
Kildare Securities Ltd.
0.165% due 12/10/2043	EUR	22,610	23,641
Lavender Trust
6.250% due 10/26/2036		$2,881	3,030

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB Commercial Mortgage Trust
5.517% due 07/15/2044		$53,941	$56,839
6.051% due 07/15/2044		46,175	49,089
LB-UBS Commercial Mortgage Trust
0.739% due 02/15/2040 (a)		31,341	242
5.858% due 07/15/2040		19,333	20,178
Lehman Mortgage Trust
1.094% due 12/25/2035 ^		3,022	2,494
5.379% due 01/25/2036 ^		6,527	6,114
5.500% due 11/25/2035 ^		387	365
5.500% due 12/25/2035 ^		96	85
5.656% due 12/25/2035		7,445	5,958
6.013% due 04/25/2036		8,785	7,921
6.500% due 09/25/2037 ^		10,498	8,266
6.506% due 03/25/2037 ^(a)		25,893	6,313
Lehman XS Trust
0.294% due 05/25/2046 ^		2,208	1,914
0.354% due 03/25/2047 ^		4,323	3,480
0.384% due 11/25/2046		440	357
0.394% due 08/25/2046 ^		2,336	1,793
0.394% due 11/25/2046 ^		37,667	28,552
0.394% due 07/25/2047 ^		24,803	18,674
0.404% due 09/25/2046		253	212
0.464% due 02/25/2036		467	395
0.494% due 12/25/2035 ^		32	19
5.110% due 07/25/2035 ^		2,115	1,995
Luminent Mortgage Trust
0.394% due 02/25/2046		213	159
Mach One Commercial Mortgage-Backed Trust
6.077% due 05/28/2040		1,098	1,099
Mansard Mortgages PLC
1.238% due 12/15/2049	GBP	18,404	26,548
Marche Mutui SRL
2.231% due 01/27/2064	EUR	88,446	100,559
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046		$2,643	1,979
0.434% due 05/25/2037		1,180	778
0.534% due 05/25/2047 ^		4,655	2,168
1.686% due 09/25/2034		222	206
2.217% due 05/25/2034		464	463
2.237% due 09/25/2033		1,417	1,425
2.369% due 07/25/2035 ^		4,517	3,871
2.495% due 12/25/2033		338	335
2.500% due 01/25/2034		175	144
2.507% due 06/25/2035		314	291
2.568% due 01/25/2036		30,821	30,712
2.575% due 12/25/2033		605	585
2.598% due 07/25/2035 ^		1,013	883
2.625% due 10/25/2032		328	329
2.699% due 02/25/2036		100	99
2.704% due 07/25/2034		1,596	1,604
2.713% due 04/21/2034		120	121
2.714% due 09/25/2035 ^		1,520	1,139
2.725% due 12/21/2034		360	339

38	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.763% due 11/21/2034		$1,392	$1,431
2.847% due 11/25/2036		204	186
3.077% due 10/25/2034		837	738
4.681% due 10/25/2032		656	608
MASTR Alternative Loan Trust
5.500% due 07/25/2034		5,810	6,038
7.000% due 06/25/2034		47	51
MASTR Asset Securitization Trust
5.500% due 07/25/2033		34	36
5.500% due 06/26/2034		210	207
5.750% due 02/25/2021		813	820
6.000% due 10/25/2022		59	59
6.000% due 06/25/2036 ^		751	718
MASTR Reperforming Loan Trust
0.544% due 05/25/2035		843	694
4.658% due 05/25/2036		317	299
MASTR Seasoned Securitization Trust
2.102% due 05/25/2032		739	735
2.549% due 10/25/2032		262	264
2.594% due 10/25/2032		40	40
3.393% due 10/25/2032		617	606
6.500% due 08/25/2032		123	134
MBS Bancaja Fondo de Titulizacion de Activos
0.119% due 02/25/2038	EUR	3,583	3,873
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031		$600	590
0.947% due 09/15/2030		985	974
Merrill Lynch Alternative Note Asset Trust
0.364% due 02/25/2037		11,394	10,380
0.494% due 03/25/2037		358	173
3.002% due 06/25/2037 ^		38,828	26,698
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		1,429	1,346
0.444% due 08/25/2036		14	13
0.654% due 03/25/2030		317	310
0.854% due 06/25/2028		26	25
0.854% due 11/25/2029		3,042	2,947
0.874% due 04/25/2028		39	38
0.878% due 07/25/2030		5,393	5,232
1.027% due 03/25/2030		633	612
1.044% due 01/25/2030		151	147
1.124% due 01/25/2029		1,031	993
1.197% due 10/25/2035		12	12
1.207% due 10/25/2028		211	210
1.227% due 11/25/2029		209	203
1.863% due 01/25/2029		69	69
1.931% due 01/25/2029		4,842	4,623
2.017% due 05/25/2029		208	208
2.100% due 09/25/2029		931	934
2.139% due 12/25/2034		1,766	1,749
2.151% due 04/25/2035		265	258
2.171% due 05/25/2036		1,969	1,957
2.182% due 02/25/2033		73	70

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.378% due 05/25/2036	$348	$346
2.435% due 02/25/2034	229	231
2.462% due 02/25/2035	5,242	5,265
2.503% due 09/25/2033	25	25
2.549% due 07/25/2035	2,755	2,454
2.571% due 06/25/2035	4,612	4,470
2.614% due 06/25/2037	775	748
2.617% due 12/25/2034	75	74
2.625% due 07/25/2035 ^	1,306	1,069
2.656% due 03/25/2036 ^	4,849	3,269
2.672% due 12/25/2035 ^	175	164
2.678% due 05/25/2034	287	284
2.690% due 05/25/2036	730	696
2.781% due 09/25/2035 ^	183	166
Merrill Lynch Mortgage Trust
0.492% due 02/12/2051 (a)	119,642	862
0.587% due 08/12/2039 (a)	1,544	3
Merrill Lynch Mortgage-Backed Securities Trust
2.780% due 08/25/2036 ^	26,740	24,863
2.908% due 06/25/2037 ^	41	35
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.073% due 08/12/2049	8,000	8,493
Morgan Stanley Bank of America Merrill Lynch Trust
1.449% due 02/15/2047 (a)	99,132	6,217
2.244% due 11/15/2045 (a)	128,366	10,585
Morgan Stanley Capital Trust
0.422% due 11/12/2049 (a)	37,087	135
Morgan Stanley Dean Witter Capital, Inc. Trust
5.980% due 09/15/2037	1,249	1,273
6.545% due 09/15/2037	6,733	7,126
Morgan Stanley Mortgage Loan Trust
0.549% due 10/25/2034	145	139
2.092% due 07/25/2034	495	496
2.170% due 06/25/2036	2,386	2,335
2.285% due 07/25/2035 ^	677	638
2.481% due 10/25/2034	208	206
2.512% due 07/25/2035	923	852
2.578% due 07/25/2034	647	642
2.600% due 08/25/2034	104	105
2.752% due 09/25/2035 ^	186	141
4.487% due 10/25/2037 ^	9,664	8,306
4.646% due 11/25/2037 ^	8,227	6,135
4.660% due 11/25/2035	169	126
4.769% due 12/25/2035	1,213	1,097
5.500% due 11/25/2035 ^	181	173
5.750% due 09/25/2022 ^	13	13
6.000% due 08/25/2037 ^	835	778
6.513% due 08/25/2036 ^	9,274	5,103
Morgan Stanley Re-REMIC Trust
2.756% due 02/26/2036	14,690	14,565
5.250% due 05/26/2037	28,304	25,861
Mortgage Equity Conversion Asset Trust
0.760% due 05/25/2042	146,052	127,255

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MortgageIT Trust
0.444% due 11/25/2035		$13,459	$11,324
Mortgages PLC
1.042% due 10/31/2038	GBP	1,620	2,326
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		$1,121	1,074
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^		2,188	2,242
Newgate Funding PLC
0.562% due 12/15/2050	EUR	865	896
0.751% due 12/01/2050	GBP	3,470	4,759
1.212% due 12/15/2050	EUR	4,700	4,825
1.462% due 12/15/2050		7,863	7,625
1.588% due 12/15/2050	GBP	24,944	34,487
1.838% due 12/15/2050		7,049	9,811
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.474% due 04/25/2037		$280	214
2.433% due 10/25/2035		1,319	1,246
2.669% due 02/25/2036		4,177	3,635
2.994% due 02/25/2036 ^		1,256	1,016
5.159% due 03/25/2035		50	51
5.500% due 05/25/2033		13	14
6.000% due 05/25/2033		8	8
6.215% due 08/25/2036 ^		8,381	4,376
6.431% due 08/25/2036 ^		3,575	1,866
7.000% due 04/25/2033		8	8
Nomura Resecuritization Trust
0.724% due 08/27/2047		240,233	150,004
NovaStar Mortgage Funding Trust
0.384% due 09/25/2046		4,170	3,589
Preferred Residential Securities PLC
1.688% due 12/15/2041	GBP	753	1,030
Prime Mortgage Trust
7.000% due 07/25/2034		$538	542
Provident Funding Mortgage Loan Trust
0.484% due 05/25/2035		4,236	4,108
2.498% due 05/25/2035		1,136	1,140
2.542% due 04/25/2034		138	138
2.543% due 10/25/2035		306	300
RAAC Trust
5.834% due 01/25/2017		3	3
RBSSP Resecuritization Trust
0.449% due 03/26/2037		29,193	28,547
0.467% due 05/28/2047		53,869	37,391
0.519% due 08/26/2045		114	80
2.290% due 12/26/2036		40,664	31,825
2.316% due 10/26/2036		20,521	13,402
3.040% due 08/28/2047		345,090	258,124
3.948% due 12/26/2036 ^		9,586	6,609
5.650% due 03/26/2036		18,849	12,317
Regal Trust
2.180% due 09/29/2031		660	556

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Accredit Loans, Inc. Trust
0.344% due 02/25/2047	$23,762	$13,559
0.374% due 11/25/2036	5,842	4,275
0.374% due 06/25/2046	42,726	18,799
0.394% due 05/25/2047	4,055	3,360
0.399% due 09/25/2046	11,720	7,870
0.444% due 02/25/2036 ^	1,400	990
0.464% due 05/25/2046 ^	3,444	2,124
0.474% due 12/25/2045	911	655
0.494% due 08/25/2035	9,203	7,148
0.524% due 03/25/2037	297	103
0.554% due 01/25/2037 ^	2,078	1,265
0.594% due 03/25/2033	39	39
0.594% due 06/25/2036	610	388
1.199% due 01/25/2046	35,726	24,852
1.559% due 09/25/2045	1,244	1,033
2.884% due 12/26/2034 ^	269	182
3.174% due 07/25/2035	18,214	15,270
3.250% due 08/25/2035 ^	820	441
3.570% due 12/25/2035	17,832	15,476
3.598% due 07/25/2035	168	134
5.000% due 09/25/2019	115	116
5.500% due 01/25/2035	3,398	3,452
5.500% due 08/25/2035 ^	81	73
5.750% due 12/25/2021 ^	425	406
6.000% due 10/25/2034	19,568	20,628
6.000% due 08/25/2035 ^	1,224	1,135
6.000% due 10/25/2035 ^	20,521	16,079
6.000% due 12/25/2035 ^	6,835	6,020
6.000% due 08/25/2036 ^	1,101	909
6.000% due 09/25/2036	8,692	7,044
6.000% due 01/25/2037	300	254
6.000% due 02/25/2037 ^	27,933	22,542
6.000% due 05/25/2037 ^	3,445	2,916
6.000% due 06/25/2037 ^	20,039	16,903
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	183	195
7.500% due 12/25/2031	75	78
7.500% due 05/25/2032	109	110
7.500% due 07/25/2032	820	789
Residential Asset Securitization Trust
0.544% due 06/25/2036	9,815	4,497
4.750% due 02/25/2019	33	34
5.500% due 07/25/2035	2,366	2,147
5.500% due 09/25/2035 ^	43,242	38,143
6.000% due 11/25/2036 ^	8,800	6,339
6.000% due 01/25/2037 ^	5,748	4,006
6.250% due 11/25/2036	2,535	1,880
6.500% due 09/25/2036	5,164	3,835
6.500% due 04/25/2037 ^	24,424	15,553
Residential Funding Mortgage Securities, Inc. Trust
2.791% due 09/25/2035	2,247	1,887
2.859% due 08/25/2035 ^	5,442	4,286
3.778% due 04/25/2037	4,183	3,616
3.791% due 10/25/2037 ^	20,253	16,720

40	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.851% due 09/25/2036 ^		$331	$293
4.099% due 07/27/2037 ^		464	406
5.250% due 01/25/2036 ^		217	202
5.500% due 03/25/2037 ^		8,869	7,891
5.777% due 10/25/2037 ^		19,596	15,813
6.000% due 04/25/2037 ^		9,011	8,185
6.000% due 10/25/2037 ^		1,346	1,141
6.500% due 03/25/2032		85	88
RMAC PLC
0.829% due 06/12/2036	GBP	25,267	34,852
RMAC Securities PLC
0.486% due 06/12/2044		$3,908	3,490
0.739% due 06/12/2044	GBP	14,256	19,240
0.759% due 06/12/2044		2,448	3,307
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,062
5.336% due 05/16/2047		13,029	13,370
Sandwell Commercial Finance PLC
2.029% due 05/11/2039	GBP	4,000	5,554
Sequoia Mortgage Trust
0.566% due 07/20/2033		$139	131
0.836% due 08/20/2034		1,457	1,383
0.856% due 01/20/2034		642	617
0.876% due 06/20/2033		1,036	994
0.976% due 10/20/2027		8	8
0.976% due 04/20/2033		209	201
1.016% due 10/20/2027		112	110
1.063% due 11/20/2034		519	499
1.329% due 04/20/2033		1,043	1,038
2.479% due 02/20/2047		509	445
2.678% due 07/20/2037		2,549	2,160
2.724% due 09/20/2046 ^		9,651	7,775
2.861% due 09/20/2046 ^		1,108	895
3.298% due 08/20/2047		16,132	13,632
4.932% due 07/20/2037 ^		15,971	14,440
Silver Oak Ltd.
1.795% due 06/21/2018		9,000	9,078
Silverstone Master Issuer PLC
1.842% due 01/21/2055		667	668
Southern Pacific Financing PLC
1.187% due 12/10/2042	GBP	480	627
Structured Adjustable Rate Mortgage Loan Trust
0.424% due 05/25/2035		$6	6
0.674% due 06/25/2035		59	59
1.344% due 12/25/2037		15,778	10,480
2.034% due 10/25/2037 ^		8,687	5,838
2.402% due 12/25/2034		3,343	3,299
2.444% due 05/25/2035		14,771	13,987
2.445% due 06/25/2034		341	342
2.453% due 05/25/2034		671	672
2.465% due 09/25/2034		211	183
2.472% due 05/25/2035		61	53
2.485% due 12/25/2035		494	394
2.485% due 12/25/2035 ^		2,731	2,671

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.520% due 08/25/2034	$44	$43
2.534% due 03/25/2035	2,466	2,424
2.541% due 10/25/2034	283	281
2.550% due 09/25/2035	10,558	9,448
2.559% due 11/25/2035	788	631
2.562% due 11/25/2035 ^	328	261
2.565% due 11/25/2034	2,984	3,003
2.566% due 12/25/2034	88	84
2.568% due 04/25/2035	169	161
2.569% due 08/25/2035	2,897	2,730
2.582% due 03/25/2035	17,093	15,302
2.634% due 11/25/2034	608	611
2.719% due 07/25/2035 ^	8,378	7,223
2.769% due 09/25/2036 ^	24,527	15,822
2.896% due 04/25/2034	25	25
3.369% due 10/25/2035 ^	7,054	6,340
3.877% due 05/25/2036 ^	576	532
4.006% due 07/25/2037 ^	82	70
4.207% due 02/25/2037 ^	2,448	2,362
4.339% due 09/25/2036 ^	21,668	17,298
4.406% due 01/25/2037 ^	12,435	9,779
4.416% due 05/25/2036 ^	9,331	7,288
4.559% due 11/25/2035 ^	2,085	1,778
4.571% due 05/25/2036 ^	14,058	11,487
4.619% due 09/25/2036 ^	5,873	4,793
4.630% due 02/25/2037 ^	3,918	3,792
4.680% due 02/25/2036 ^	10,342	8,524
4.872% due 01/25/2036 ^	8,111	6,301
4.917% due 03/25/2036 ^	2,618	2,186
5.215% due 02/25/2036 ^	14,357	10,931
Structured Asset Mortgage Investments Trust
0.314% due 08/25/2036	13,204	10,313
0.374% due 07/25/2046	22,652	18,216
0.384% due 06/25/2036	12,660	10,583
0.384% due 07/25/2046 ^	13,259	9,191
0.384% due 07/25/2046	4,301	3,421
0.394% due 05/25/2036	21,693	16,359
0.404% due 04/25/2036	41,171	31,268
0.404% due 08/25/2036	16,947	13,332
0.404% due 05/25/2046	730	567
0.404% due 09/25/2047 ^	44,153	30,969
0.424% due 02/25/2036	86,061	68,371
0.424% due 05/25/2045	2,300	2,036
0.424% due 07/25/2046 ^	48	19
0.466% due 07/19/2035	4,701	4,095
0.474% due 02/25/2036	27,702	22,589
0.494% due 08/25/2036 ^	7,194	3,057
0.896% due 05/19/2035	2,883	2,815
2.645% due 02/19/2035	10	10
5.673% due 05/25/2045	203	170
Structured Asset Securities Corp.
0.544% due 04/25/2035	584	488
2.474% due 12/25/2033	231	227
Structured Asset Securities Corp. Mortgage Loan Trust
0.794% due 10/25/2027	685	672

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.392% due 03/25/2033		$274	$274
2.397% due 08/25/2032		74	73
2.397% due 07/25/2033		760	762
2.422% due 01/25/2034		354	345
2.489% due 09/25/2033		674	674
2.544% due 11/25/2033		223	220
2.637% due 11/25/2033		541	532
2.743% due 09/25/2032		39	39
5.487% due 07/25/2034		16,709	17,608
5.750% due 09/25/2034		751	745
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		8,389	8,730
Suntrust Adjustable Rate Mortgage Loan Trust
2.745% due 04/25/2037 ^		4,956	4,129
6.005% due 02/25/2037 ^		1,099	1,079
TDA CAM Fondo de Titulizacion de Activos
0.213% due 09/22/2032	EUR	1,116	1,222
TDA Mixto Fondo de Titulizacion de Activos
0.213% due 06/22/2045		798	858
0.223% due 03/22/2035		1,143	1,240
0.243% due 03/22/2035		860	929
0.251% due 12/27/2030		605	663
0.251% due 09/30/2032		81	90
3.463% due 03/22/2036		1,200	1,232
Theatre Hospitals No. 1 PLC
3.584% due 10/15/2031	GBP	48,306	68,508
Theatre Hospitals No. 2 PLC
3.584% due 10/15/2031		22,663	32,141
Thornburg Mortgage Securities Trust
0.734% due 03/25/2044		$287	258
1.994% due 12/25/2044		98	96
2.063% due 10/25/2043		624	611
5.750% due 06/25/2047		30,192	29,994
TIAA CMBS Trust
5.770% due 06/19/2033		199	199
Tibet CMBS SRL
4.150% due 12/09/2026	EUR	10,454	11,608
UBS Commercial Mortgage Trust
2.425% due 05/10/2045 (a)		$184,571	19,235
UBS-Barclays Commercial Mortgage Trust
1.458% due 04/10/2046 (a)		84,728	5,933
Utrecht Funding BV
2.981% due 07/28/2016	EUR	1,581	1,761
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		$3,525	3,602
5.901% due 06/15/2049		19,312	20,406
6.150% due 02/15/2051		18,320	19,396
Wachovia Mortgage Loan Trust LLC
2.643% due 10/20/2035 ^		778	683
2.712% due 10/20/2035		599	613
2.737% due 05/20/2036		577	555

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.769% due 08/20/2035 ^	$675	$591
4.000% due 10/20/2035	2,663	2,591
6.083% due 03/20/2037 ^	186	170
WaMu Mortgage Pass-Through Certificates Trust
0.424% due 04/25/2045	15,119	14,394
0.454% due 11/25/2045	1,219	1,149
0.464% due 12/25/2045	5,290	4,965
0.484% due 07/25/2045	4,492	4,225
0.484% due 12/25/2045	9,878	9,011
0.524% due 01/25/2045	13,502	12,586
0.534% due 01/25/2045	8,866	8,399
0.544% due 01/25/2045	229	213
0.584% due 10/25/2044	3,372	3,282
0.594% due 10/25/2044	4,374	4,054
0.634% due 07/25/2044	16,533	15,493
0.929% due 01/25/2047	2,953	2,694
0.934% due 11/25/2034	4,773	4,559
0.939% due 01/25/2047 ^	3,368	2,745
0.949% due 06/25/2047	10,172	8,436
0.959% due 04/25/2047	154	82
0.974% due 10/25/2045	3,667	3,583
1.074% due 11/25/2034	95	89
1.123% due 05/25/2046	16,442	15,435
1.159% due 09/25/2046	15,957	13,396
1.179% due 06/25/2046	1,885	1,767
1.179% due 07/25/2046	29,357	24,292
1.189% due 06/25/2046	4,702	4,120
1.199% due 02/25/2046	1,442	1,333
1.399% due 11/25/2042	373	352
1.583% due 08/25/2042	216	207
1.798% due 01/25/2037 ^	17,420	14,912
1.819% due 10/25/2036 ^	2,981	2,516
1.849% due 01/25/2037 ^	2,078	1,806
1.888% due 12/19/2039	192	190
1.935% due 11/25/2036 ^	2,298	1,961
1.944% due 10/25/2036 ^	715	613
1.983% due 11/25/2036 ^	9,378	8,365
2.026% due 12/25/2036 ^	421	375
2.029% due 12/25/2036 ^	149	131
2.125% due 03/25/2037 ^	50,869	45,175
2.138% due 09/25/2036	21,591	19,377
2.159% due 07/25/2046	11,769	10,650
2.163% due 05/25/2037 ^	21,752	17,924
2.184% due 06/25/2037 ^	4,704	4,145
2.290% due 12/25/2036 ^	10,049	9,105
2.294% due 02/25/2037 ^	45,879	41,143
2.323% due 03/25/2036	6,709	6,400
2.350% due 01/25/2036	2,983	2,864
2.365% due 12/25/2035	5,107	4,948
2.380% due 02/25/2037 ^	53,251	48,293
2.380% due 07/25/2037 ^	28,988	26,099
2.385% due 02/25/2033	1,050	1,037
2.387% due 02/25/2037 ^	26,411	23,477
2.398% due 09/25/2036 ^	1,228	1,115
2.430% due 10/25/2035	9,606	9,277
2.439% due 01/25/2036	8,764	7,836

42	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.443% due 03/25/2035	$3,923	$3,908
2.499% due 09/25/2035	1,184	1,150
2.506% due 08/25/2034	1,952	1,953
2.764% due 08/25/2035	80	76
3.671% due 01/25/2037 ^	11,904	10,781
4.119% due 03/25/2037 ^	29,571	27,048
4.171% due 01/25/2036 ^	847	774
4.322% due 08/25/2036 ^	37,919	34,118
4.335% due 02/25/2037 ^	7,016	6,532
4.356% due 04/25/2037 ^	42,002	38,828
4.430% due 05/25/2037 ^	3,253	3,060
4.472% due 07/25/2037 ^	6,226	5,791
Washington Mutual Mortgage Pass-Through Certificates Trust
0.384% due 07/25/2046	584	468
0.424% due 12/25/2036	11,911	9,429
0.454% due 12/25/2035	746	624
0.594% due 07/25/2035	2,760	2,228
0.794% due 03/25/2036 ^	3,435	2,550
0.899% due 04/25/2047	10,338	7,831
0.919% due 12/25/2046	13,133	8,955
0.969% due 04/25/2047	14,561	11,090
1.049% due 10/25/2046 ^	31,009	23,000
1.139% due 04/25/2046	2,684	2,104
1.600% due 06/25/2033	134	131
1.644% due 09/25/2035 ^	3,315	2,661
5.000% due 03/25/2018	1	1
5.500% due 06/25/2035	5,157	4,922
5.500% due 11/25/2035 ^	1,190	1,054
5.750% due 11/25/2035 ^	1,586	1,437
6.000% due 04/25/2036 ^	6,652	5,747
6.221% due 07/25/2036 ^	17,290	8,816
6.449% due 07/25/2036 ^	2,976	1,517
6.500% due 03/25/2036	24,756	19,674
6.500% due 05/25/2036 ^	10,449	7,841
6.500% due 08/25/2036 ^	53,382	39,867
7.500% due 04/25/2033	37	40
Wells Fargo Commercial Mortgage Trust
1.541% due 11/15/2043 (a)	90,777	5,012
Wells Fargo Mortgage Loan Trust
0.368% due 09/27/2047	44,897	33,907
2.702% due 12/27/2046	28,540	14,503
Wells Fargo Mortgage-Backed Securities Trust
0.494% due 04/25/2037 ^	1,035	880
2.597% due 03/25/2036 ^	1,667	1,626
2.615% due 11/25/2034	598	598
2.617% due 02/25/2035	819	826
2.619% due 03/25/2035	40,561	40,844
2.639% due 04/25/2035	1,318	1,321
2.653% due 05/25/2036 ^	8,483	8,108
2.655% due 07/25/2034	167	170
2.661% due 03/25/2036 ^	4,573	4,404
2.663% due 06/25/2035	295	297
2.669% due 10/25/2034	153	154
2.682% due 03/25/2035	210	211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.685% due 08/25/2033		$141	$144
2.691% due 03/25/2035		93	92
2.695% due 07/25/2036 ^		62,853	62,196
2.700% due 03/25/2036		228	228
2.705% due 04/25/2036 ^		462	453
2.708% due 05/25/2035		674	676
2.713% due 10/25/2036 ^		3,598	3,440
2.714% due 12/25/2034		111	112
2.719% due 06/25/2035		421	432
2.721% due 10/25/2034		19	19
2.734% due 10/25/2035		917	924
2.735% due 09/25/2034		197	199
2.739% due 06/25/2034		557	562
2.739% due 07/25/2036 ^		432	422
2.740% due 06/26/2035		2,585	2,567
2.741% due 09/25/2034		129	132
2.750% due 08/25/2036		2,989	2,836
2.753% due 07/25/2034		442	457
5.500% due 08/25/2035		50	51
5.500% due 03/25/2036		1,094	1,121
5.500% due 04/25/2036		324	315
5.500% due 09/25/2037		755	773
5.705% due 04/25/2036		1,631	1,604
5.750% due 03/25/2037 ^		3,188	3,119
5.800% due 04/25/2037 ^		822	804
6.000% due 06/25/2036 ^		2,055	2,010
6.000% due 07/25/2036 ^		287	291
6.000% due 08/25/2036 ^		2,279	2,247
6.000% due 09/25/2036 ^		189	181
6.000% due 11/25/2036 ^		678	657
6.000% due 06/25/2037 ^		4,891	4,915
6.000% due 07/25/2037 ^		1,525	1,517
6.000% due 08/25/2037 ^		446	443
6.000% due 11/25/2037 ^		298	296
18.854% due 03/25/2036		293	400
Wells Fargo Re-REMIC Trust
5.900% due 05/16/2017		8,501	8,958
Wells Fargo-RBS Commercial Mortgage Trust
0.597% due 03/15/2047 (a)		83,202	3,086
2.565% due 04/15/2045 (a)		95,622	8,890
Windermere CMBS Ltd.
0.431% due 04/22/2018	EUR	12,552	13,631

Total Mortgage-Backed Securities (Cost $9,907,454)			10,554,304

ASSET-BACKED SECURITIES 18.8%
Aames Mortgage Investment Trust
1.394% due 06/25/2035		$10,800	9,315
1.919% due 01/25/2035 ^		723	715
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		22,789	22,789
Accredited Mortgage Loan Trust
0.374% due 04/25/2036		493	490

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.680% due 09/25/2035		$7,220	$5,791
0.794% due 04/25/2034		1,315	1,196
0.794% due 07/25/2034		11,538	10,470
0.899% due 04/25/2035		2,495	2,299
5.210% due 01/25/2034		3,621	3,536
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036		376	212
0.284% due 07/25/2036 ^		1,962	734
0.314% due 12/25/2036		14,192	7,286
0.344% due 04/25/2036		31,888	28,664
0.344% due 07/25/2036		36,692	15,366
0.349% due 08/25/2036		4,553	3,826
0.434% due 07/25/2036		13,482	5,772
0.494% due 12/25/2045		724	718
0.764% due 07/25/2035		5,000	4,582
0.844% due 07/25/2035		18,000	15,221
0.854% due 11/25/2035		3,106	3,068
0.864% due 07/25/2035		17,500	13,652
0.894% due 08/25/2045		7,706	7,499
0.994% due 02/25/2034		457	440
1.094% due 09/25/2033		278	263
1.169% due 06/25/2034		15,719	15,192
1.244% due 12/25/2033		2,483	2,364
1.274% due 02/25/2035		1,240	1,218
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.794% due 06/25/2034		34	34
1.244% due 01/25/2034		588	561
AFC Home Equity Loan Trust
0.794% due 09/27/2027		187	173
0.844% due 09/22/2028		502	458
1.074% due 02/25/2029		565	489
Alba SPV SRL
1.481% due 04/20/2040	EUR	10,174	11,392
ALESCO Preferred Funding Ltd.
0.010% due 12/23/2034		$5,139	3,330
0.606% due 12/23/2037		15,591	12,161
0.609% due 07/15/2037		28,780	20,721
0.646% due 09/23/2037		20,924	14,647
0.689% due 07/15/2037		27,000	15,660
0.726% due 07/23/2035		3,855	3,238
0.726% due 09/23/2037		2,255	1,308
0.776% due 06/23/2036		27,500	18,288
0.776% due 12/23/2036		7,500	4,425
0.796% due 12/23/2035		20,821	12,493
0.826% due 09/23/2036		12,000	7,200
0.846% due 07/23/2035		15,152	9,692
0.926% due 03/23/2035		5,000	2,963
0.976% due 12/23/2034		4,750	2,993
0.997% due 07/30/2034		7,000	4,410
1.039% due 05/01/2034		7,000	4,620
1.276% due 09/23/2038		10,000	6,300
1.397% due 01/30/2034		7,500	5,550
AMAC CDO Funding
0.495% due 11/23/2050		25,677	24,650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities Trust
0.434% due 10/25/2036		$5,973	$2,627
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.624% due 01/25/2036		15,183	13,208
0.644% due 01/25/2036		6,211	5,827
0.774% due 01/25/2036		9,093	6,483
0.794% due 08/25/2035		9,751	9,669
0.844% due 08/25/2035		12,300	10,860
0.894% due 11/25/2033		214	192
0.914% due 03/25/2035		4,000	3,917
0.989% due 03/25/2035		9,000	7,923
1.109% due 01/25/2035		1,189	956
1.184% due 11/25/2034		24,699	23,181
1.214% due 08/25/2034		10,756	9,359
1.214% due 10/25/2034		3,800	3,411
1.229% due 12/25/2033		728	692
1.919% due 05/25/2034		11,176	8,379
3.569% due 11/25/2032		3,799	3,621
3.719% due 11/25/2032 ^		28	1
5.140% due 10/25/2033		75	76
5.869% due 07/25/2033		3,344	2,990
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		1,027	959
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	866	962
Ares CLO Ltd.
0.959% due 11/25/2020		$4,676	4,608
Argent Securities Trust
0.284% due 07/25/2036		6,822	2,885
0.304% due 09/25/2036		9,473	3,714
0.344% due 07/25/2036		53,783	23,047
0.374% due 04/25/2036		9,026	3,569
0.434% due 06/25/2036		7,373	2,745
0.464% due 05/25/2036		16,516	6,275
0.474% due 04/25/2036		8,975	3,622
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.424% due 01/25/2036		2,310	1,784
0.684% due 10/25/2035		8,000	6,577
1.229% due 01/25/2034		3,896	3,771
Asset-Backed Funding Certificates Trust
0.304% due 01/25/2037		10,794	6,675
0.324% due 01/25/2037		72,466	49,784
0.354% due 11/25/2036		16,566	9,269
0.354% due 01/25/2037		109,166	68,037
0.414% due 01/25/2037		51,917	32,657
0.869% due 06/25/2035		18,205	17,469
1.194% due 06/25/2037		5,374	3,970
1.319% due 12/25/2032		2,073	1,978
Asset-Backed Securities Corp. Home Equity Loan Trust
0.334% due 07/25/2036		657	594
1.094% due 06/25/2035		14,798	12,757

44	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.139% due 05/25/2035		$3,500	$3,322
1.182% due 12/15/2033		7,555	7,293
1.394% due 06/25/2034		3,430	2,904
1.857% due 03/15/2032		509	489
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		1,366	1,378
7.150% due 03/15/2028		5,508	6,603
Atlante Finance SRL
1.581% due 07/28/2047	EUR	3,500	3,670
Babson CLO Ltd.
1.561% due 05/15/2023		$60,000	60,004
2.282% due 09/28/2021		2,500	2,502
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	5,298
Bayview Financial Acquisition Trust
0.544% due 05/28/2037		10,498	7,906
5.660% due 12/28/2036		216	216
Bayview Financial Asset Trust
0.644% due 03/25/2037		11,503	9,682
0.994% due 03/25/2037		5,977	5,064
0.994% due 12/25/2039		802	772
1.094% due 03/25/2037		6,253	5,173
1.344% due 03/25/2037		3,398	2,709
1.694% due 03/25/2037		3,147	2,351
Bayview Financial Mortgage Pass-Through Trust
0.464% due 04/28/2036		117	115
Bayview Financial Revolving Asset Trust
1.124% due 12/28/2040		7,073	5,213
Bayview Opportunity Master Fund Trust
2.981% due 07/28/2034		27,401	27,146
Bear Stearns Asset-Backed Securities Trust
0.304% due 11/25/2036		10,657	10,610
0.324% due 10/25/2036		26	26
0.334% due 10/25/2036		7,997	7,489
0.344% due 06/25/2036		25,990	24,025
0.364% due 05/25/2036 ^		6,852	6,377
0.364% due 10/25/2036		8,756	7,775
0.364% due 12/25/2036 ^		13,833	10,628
0.374% due 06/25/2047		18,615	18,094
0.424% due 04/25/2036		25,112	22,883
0.434% due 06/25/2047		7,000	5,998
0.474% due 04/25/2036		13,230	12,470
0.494% due 02/25/2037		34,067	22,925
0.514% due 08/25/2036		5,959	5,925
0.544% due 05/25/2037 ^		14,284	8,969
0.574% due 01/25/2037		1,942	1,497
0.594% due 08/25/2036		6,607	6,435
0.594% due 09/25/2046		8,696	7,504
0.614% due 12/25/2035		7,324	6,258
0.624% due 12/25/2035		6,836	6,077
0.639% due 09/25/2034		221	204
0.644% due 11/25/2035 ^		8,469	7,452
0.644% due 08/25/2036		7,908	6,772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.684% due 07/25/2035		$131	$128
0.684% due 06/25/2036		2,327	2,288
0.844% due 08/25/2035		8,875	8,431
0.854% due 10/25/2032		35	34
0.864% due 06/25/2035		10,136	9,028
0.874% due 10/25/2035		19,801	17,023
0.914% due 07/25/2035		13,684	13,397
0.994% due 10/27/2032		90	87
0.994% due 12/25/2042		506	507
1.094% due 01/25/2036		4,485	3,744
1.169% due 02/25/2034		1,013	934
1.194% due 10/25/2037		38,872	34,015
1.194% due 11/25/2042		1,833	1,750
1.199% due 06/25/2035		7,022	6,497
1.249% due 07/25/2036		1,407	1,212
1.294% due 10/25/2033		252	235
1.944% due 09/25/2035		14,750	13,382
2.069% due 08/25/2034		1,534	1,457
2.367% due 10/25/2036		223	189
5.500% due 08/25/2035		10,019	9,304
5.500% due 10/25/2035		13,871	13,980
5.500% due 08/25/2036		3,974	3,981
5.750% due 10/25/2033		566	593
6.000% due 06/25/2034		728	746
6.000% due 08/25/2036		7,542	5,982
6.500% due 08/25/2036 ^		4,772	3,201
BlackRock Senior Income
0.527% due 04/20/2019		2,238	2,229
BNC Mortgage Loan Trust
0.294% due 03/25/2037		4,787	4,586
0.294% due 05/25/2037		2,834	2,734
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029		2,148	2,361
6.530% due 10/15/2028		2,493	2,606
6.805% due 12/15/2030		2,260	2,400
6.975% due 12/15/2029		9,191	4,810
7.180% due 12/15/2029		20,190	10,847
7.575% due 06/15/2030		16,362	8,792
Buckingham CDO Ltd.
0.449% due 04/05/2041		744,704	150,579
0.449% due 09/05/2051		1,045,106	128,308
Cadogan Square CLO BV
0.368% due 08/12/2022	EUR	3,160	3,523
Callidus Debt Partners CLO Fund Ltd.
0.573% due 11/20/2020		$1,850	1,844
0.703% due 11/20/2020		8,000	7,884
Carrington Mortgage Loan Trust
0.344% due 07/25/2036		104,158	81,519
0.414% due 01/25/2037		17,797	10,757
0.444% due 10/25/2036		11,533	6,835
0.514% due 10/25/2035		1	1
0.614% due 02/25/2037		8,317	5,412
CDC Mortgage Capital Trust
1.109% due 11/25/2034		182	177

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Celf Loan Partners PLC
0.271% due 11/01/2023	EUR	5,737	$6,367
Centex Home Equity Loan Trust
0.814% due 09/25/2034		$1,164	1,059
5.210% due 11/25/2028		668	671
Chase Funding Trust
0.694% due 05/25/2032		116	110
0.794% due 07/25/2033		11	10
CHEC Loan Trust
0.834% due 06/25/2034		564	515
CIFC Funding Ltd.
0.571% due 05/10/2021		1,358	1,348
0.584% due 03/01/2021		293	291
1.682% due 12/05/2024		60,000	59,980
CIT Group Home Equity Loan Trust
1.169% due 12/25/2031		331	313
CIT Mortgage Loan Trust
1.644% due 10/25/2037 ^		1,329	1,274
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		2,439	1,721
0.294% due 12/25/2036		7,257	4,574
0.334% due 12/25/2036		2,591	2,354
0.354% due 09/25/2036		11,439	7,889
0.354% due 12/25/2036		14,724	9,372
0.364% due 03/25/2036		540	525
0.374% due 01/25/2037		20,368	13,411
0.374% due 03/25/2037		1,106	1,087
0.399% due 11/25/2045		824	802
0.434% due 10/25/2036		25,221	24,488
0.604% due 10/25/2035		19,526	18,011
0.654% due 09/25/2035		4,567	4,560
0.674% due 09/25/2035 ^		17,400	16,540
1.244% due 02/25/2035		1,428	1,103
1.394% due 09/25/2033		1,118	1,055
5.249% due 08/25/2035		209	203
5.750% due 10/25/2037		49,525	46,482
COA Summit CLO Ltd.
1.637% due 04/20/2023		88,119	88,081
COBALT Commercial Mortgage Trust
0.518% due 04/26/2050		51,622	50,625
0.556% due 04/26/2050		19,063	18,556
Conseco Finance Securitizations Corp.
2.243% due 12/01/2033		21,560	20,779
6.030% due 03/01/2033		3,905	3,956
6.910% due 05/01/2033		49,978	55,552
7.360% due 06/01/2030		80,945	66,022
7.360% due 08/01/2032		7,853	8,592
7.424% due 03/01/2033		18,000	19,790
7.490% due 07/01/2031		49,772	55,514
7.770% due 09/01/2031		20,924	23,232
7.954% due 12/01/2033		7,040	7,814
7.960% due 05/01/2031		25,564	19,498
7.970% due 05/01/2032		5,753	3,638
8.060% due 09/01/2029		7,804	5,091

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.200% due 05/01/2031	$36,750	$28,706
8.260% due 12/01/2030	89,270	66,421
8.310% due 05/01/2032	33,765	22,128
8.850% due 12/01/2030	1,941	1,281
Conseco Financial Corp.
6.040% due 11/01/2029	1	1
6.440% due 12/01/2030	18,903	20,086
6.660% due 06/01/2030	5,173	5,506
6.760% due 03/01/2030	3,492	3,748
6.810% due 12/01/2028	1,315	1,374
6.870% due 01/15/2029	117	120
7.220% due 03/15/2028	9,249	9,957
7.240% due 11/15/2028	13,937	14,930
7.410% due 05/01/2031	879	761
7.550% due 01/15/2029	1,250	1,298
7.860% due 03/01/2030	18,853	16,013
Coronado CDO Ltd.
0.853% due 09/04/2038	39,562	37,940
Countrywide Asset-Backed Certificates
0.334% due 05/25/2037	192,413	161,219
0.334% due 07/25/2037 ^	100,925	85,632
0.334% due 08/25/2037	176,389	142,204
0.344% due 01/25/2037	12,268	11,733
0.344% due 05/25/2037	32,497	29,181
0.344% due 12/25/2046	29,986	28,581
0.344% due 06/25/2047	24,327	21,422
0.364% due 05/25/2037	7,957	7,186
0.364% due 06/25/2047	6,940	6,582
0.364% due 09/25/2047	11,400	11,264
0.374% due 07/25/2036	8,021	7,889
0.374% due 09/25/2036	1,600	1,580
0.374% due 11/25/2047 ^	66,756	53,130
0.384% due 05/25/2035	3,157	3,105
0.384% due 06/25/2036	646	635
0.384% due 06/25/2047	41,573	38,299
0.394% due 06/25/2047	47,143	35,198
0.414% due 09/25/2037	17,716	14,481
0.414% due 06/25/2047	32,893	18,625
0.414% due 09/25/2047	37,452	29,112
0.424% due 05/25/2037	13,000	8,136
0.424% due 07/25/2037 ^	28,529	15,787
0.434% due 06/25/2037	12,593	11,587
0.444% due 03/25/2036 ^	22,556	21,052
0.444% due 04/25/2036	108	108
0.494% due 07/25/2036	2,000	1,828
0.514% due 10/25/2036	5,648	4,641
0.524% due 07/25/2036	2,416	2,018
0.534% due 12/25/2036 ^	24,320	17,100
0.544% due 03/25/2036 ^	4,500	4,234
0.544% due 05/25/2046	3,942	3,826
0.579% due 11/25/2035	4,045	3,900
0.644% due 03/25/2047 ^	13,449	10,023
0.654% due 11/25/2035	1,063	1,054
0.654% due 01/25/2036	12,500	12,363
0.694% due 01/25/2036	8,000	6,768
0.714% due 01/25/2036	23,050	20,928

46	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.894% due 12/25/2033	$2,338	$2,242
0.944% due 05/25/2034	2,644	2,530
0.994% due 10/25/2035	18,495	15,315
1.054% due 05/25/2033	208	186
1.194% due 08/25/2047	3,406	3,170
1.244% due 07/25/2033	1,741	1,659
1.244% due 11/25/2034	17,389	16,605
1.259% due 08/25/2035	5,000	4,481
4.469% due 04/25/2036	360	366
4.674% due 02/25/2036	1,341	1,354
4.978% due 07/25/2036	2,582	2,558
5.089% due 10/25/2046 ^	9,139	8,656
5.834% due 07/25/2034	1,501	2,853
Countrywide Asset-Backed Certificates Trust
0.344% due 02/25/2037	22,465	21,641
0.344% due 04/25/2046 ^	25,184	24,643
0.344% due 03/25/2047	17,498	15,747
0.354% due 03/25/2037	14,567	13,510
0.354% due 09/25/2046	19,712	17,738
0.794% due 08/25/2035	4,912	4,867
0.974% due 11/25/2034	1,145	1,112
0.994% due 08/25/2047	31,000	26,665
1.044% due 04/25/2035	5,000	4,713
1.049% due 08/25/2034	24,965	23,776
1.094% due 11/25/2034	1,041	1,012
4.693% due 10/25/2035	1,169	1,198
4.778% due 02/25/2036	22,966	23,598
4.849% due 02/25/2036	6,765	6,680
4.910% due 10/25/2046 ^	116	115
Countrywide Home Equity Loan Trust
0.437% due 02/15/2036	7,281	6,374
Credit Suisse First Boston Mortgage Securities Corp.
2.544% due 08/25/2032	348	322
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036	109	60
0.264% due 01/25/2037 ^	716	326
0.319% due 07/25/2037	10,714	7,197
0.334% due 10/25/2036	28,394	19,549
0.414% due 07/25/2037	9,904	6,733
0.424% due 11/25/2036	5,574	3,134
0.444% due 07/25/2036	12,000	8,623
0.534% due 07/25/2037	10,485	7,231
0.914% due 01/25/2035	11,876	10,801
1.214% due 11/25/2033	1,190	1,139
3.919% due 07/25/2035 ^	1,152	1,151
3.999% due 01/25/2037 ^	303	162
5.601% due 10/25/2036	630	633
6.280% due 05/25/2035	4,737	4,865
CWCapital COBALT LLC
0.625% due 04/26/2050	6,805	6,218
CWCapital COBALT Vr Ltd.
0.844% due 11/28/2022	2,503	2,415
Denali Capital CLO Ltd.
0.982% due 04/21/2020	98	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Doral CLO Ltd.
1.532% due 05/26/2023		$93,818	$93,845
1.795% due 12/19/2022		165,000	165,171
Duke Funding High Grade Ltd.
0.339% due 08/02/2049		844,112	127,461
0.429% due 08/02/2049		310,289	44,216
Educational Funding Co. LLC
0.545% due 10/25/2029		1,968	1,824
EMC Mortgage Loan Trust
0.669% due 04/25/2042		1,986	1,827
0.744% due 03/25/2031		1,432	1,421
0.744% due 08/25/2040		705	682
0.744% due 11/25/2041		53	50
0.934% due 05/25/2040		103	94
Encore Credit Receivables Trust
0.884% due 07/25/2035		9,743	8,613
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		767	766
FAB U.S. Ltd.
1.215% due 12/06/2045	GBP	18,816	26,471
Faxtor ABS BV
0.247% due 11/02/2070	EUR	3,761	4,056
FBR Securitization Trust
0.884% due 11/25/2035		$10,000	8,907
Fieldstone Mortgage Investment Trust
0.384% due 05/25/2036		2,628	1,752
Finance America Mortgage Loan Trust
1.139% due 11/25/2034		377	333
1.244% due 09/25/2033		308	286
First Franklin Mortgage Loan Asset-Backed Certificates
1.019% due 05/25/2034		6,759	6,268
1.904% due 05/25/2034		588	486
First Franklin Mortgage Loan Trust
0.334% due 12/25/2036		5,586	3,524
0.344% due 07/25/2036		9,613	9,206
0.344% due 12/25/2036		21,576	15,809
0.354% due 12/25/2037		39,449	25,369
0.384% due 02/25/2036		34,599	26,599
0.384% due 03/25/2036		2,003	1,941
0.414% due 01/25/2038		574	375
0.454% due 11/25/2036		3,516	3,477
0.554% due 11/25/2035		3,300	2,359
0.634% due 05/25/2036		2,000	1,900
0.664% due 07/25/2035		14,436	13,950
0.684% due 09/25/2035		32,207	31,502
0.929% due 12/25/2034		7,718	7,425
1.064% due 09/25/2034		11,389	10,263
First NLC Trust
0.899% due 12/25/2035		10,097	9,617
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		100,000	99,982
Four Corners CLO Ltd.
0.545% due 07/22/2020		1,147	1,140

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023	$97,681	$97,685
Fremont Home Loan Trust
0.294% due 08/25/2036	6,703	2,758
0.324% due 11/25/2036	32,321	14,608
0.354% due 08/25/2036	44,448	18,504
0.364% due 02/25/2036	25,218	21,636
0.364% due 02/25/2037	16,701	9,447
0.414% due 01/25/2037	36,859	19,410
0.434% due 08/25/2036	3,906	1,651
0.444% due 05/25/2036	7,070	4,211
0.464% due 04/25/2036	22,370	13,260
1.019% due 01/25/2034	3,225	2,958
1.244% due 11/25/2034	6,400	5,701
Gallatin CLO Ltd.
1.559% due 07/15/2023	8,000	7,994
GCAT
3.750% due 07/25/2020	32,605	32,636
GCO Education Loan Funding Trust
0.449% due 08/25/2028	17,000	16,732
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036	6	4
Goldman Sachs Asset Management CLO PLC
0.520% due 08/01/2022	5,233	5,219
Green Tree Servicing LLC
8.970% due 04/25/2038	5,668	5,875
Greenpoint Manufactured Housing
2.199% due 11/22/2031	23,900	23,421
3.341% due 11/17/2031	20,125	18,689
3.358% due 10/14/2031	27,743	28,262
3.691% due 06/08/2031	21,458	21,618
8.300% due 10/15/2026	6,500	6,886
GSAA Home Equity Trust
0.364% due 10/25/2036	56,350	29,245
0.464% due 10/25/2035	5,060	4,801
0.564% due 10/25/2035	41,145	38,136
5.344% due 09/25/2035	483	436
6.000% due 11/25/2037 ^	1,116	985
GSAA Trust
0.264% due 03/25/2036	44	27
0.314% due 06/25/2036	83,768	42,181
0.374% due 03/25/2036	41,999	25,722
0.414% due 05/25/2047	5,120	3,680
0.434% due 06/25/2036	6,186	3,556
0.564% due 06/25/2035	685	661
GSAMP Trust
0.264% due 12/25/2036	995	543
0.274% due 11/25/2036	753	418
0.284% due 01/25/2037	3,855	2,328
0.334% due 06/25/2036	32,361	27,751
0.334% due 08/25/2036	50,210	41,519
0.334% due 11/25/2036	23,717	13,373
0.344% due 08/25/2036	11,596	8,839

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.344% due 05/25/2046		$46,428	$40,717
0.374% due 11/25/2035		286	45
0.434% due 12/25/2035		20,362	18,270
0.434% due 06/25/2036		6,609	4,252
0.494% due 10/25/2036 ^		1,798	212
0.624% due 11/25/2035		15,304	13,380
0.684% due 07/25/2045		5,500	5,260
0.714% due 07/25/2045		19,366	16,007
1.344% due 12/25/2034		21,258	16,017
1.394% due 10/25/2034		1,596	1,515
GSRPM Mortgage Loan Trust
0.494% due 03/25/2035		1,377	1,356
0.494% due 09/25/2036		2,969	2,846
Halcyon Loan Investors CLO, Inc.
0.673% due 11/20/2020		6,000	5,934
Home Equity Asset Trust
0.379% due 07/25/2037		18,096	17,221
0.894% due 12/25/2033		97	93
0.954% due 11/25/2032		128	116
1.094% due 11/25/2034		1,252	1,188
1.394% due 06/25/2032		3,897	3,676
House of Europe Funding PLC
0.157% due 12/15/2090	EUR	98,786	106,374
HSI Asset Loan Obligation Trust
5.165% due 12/25/2036		$12,960	7,285
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036		374	207
0.354% due 03/25/2036		9,186	8,494
0.354% due 10/25/2036		13,474	7,587
0.384% due 04/25/2037		25,001	14,797
0.524% due 02/25/2036		16,000	12,120
0.564% due 01/25/2036		9,000	8,372
IMC Home Equity Loan Trust
7.520% due 08/20/2028		73	74
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.304% due 11/25/2036		873	860
0.394% due 07/25/2037		24,097	15,308
0.514% due 04/25/2037		22,429	16,939
0.644% due 08/25/2035		3,191	3,171
Ivory CDO Ltd.
0.165% due 10/31/2099	EUR	22,303	23,800
IXIS Real Estate Capital Trust
0.394% due 03/25/2036 ^		$17,536	10,903
1.139% due 02/25/2035		2,934	2,617
JPMorgan Mortgage Acquisition Corp.
0.374% due 02/25/2036		8,783	8,450
0.464% due 03/25/2036		10,500	7,458
0.484% due 05/25/2035		15,998	14,704
0.854% due 09/25/2035		14,917	13,837
0.899% due 09/25/2035		10,682	8,150
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047		107	106

48	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.294% due 03/25/2047	$203	$126
0.304% due 08/25/2036	6,275	3,259
0.339% due 10/25/2036	11,767	11,041
0.344% due 05/25/2036	1,677	1,667
0.354% due 05/25/2036	4,888	4,742
0.354% due 01/25/2037	15,109	14,766
0.354% due 05/25/2037	18,900	17,405
0.364% due 04/25/2036	12,629	11,872
0.404% due 03/25/2037	32,847	30,123
0.424% due 07/25/2036	10,000	9,560
0.514% due 04/25/2036	3,803	2,619
4.738% due 01/25/2037 ^	27	20
5.830% due 07/25/2036 ^	8,587	5,200
6.410% due 07/25/2036 ^	12,243	7,409
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040	936	982
Lehman XS Trust
0.344% due 04/25/2037 ^	2,244	1,701
0.364% due 02/25/2037 ^	41,356	23,387
Long Beach Mortgage Loan Trust
0.349% due 06/25/2036	66,170	30,382
0.394% due 01/25/2036	29,354	28,787
0.414% due 02/25/2036	54,626	44,621
0.454% due 05/25/2036	853	419
0.524% due 01/25/2046	257	231
0.574% due 08/25/2045	8,442	7,872
0.624% due 11/25/2035	18,800	16,276
0.989% due 06/25/2034	8,174	7,936
1.049% due 07/25/2034	5,079	4,921
1.319% due 05/25/2032	90	87
1.319% due 07/25/2033	6,546	6,162
3.194% due 11/25/2032	41	38
Madison Avenue Manufactured Housing Contract Trust
2.444% due 03/25/2032	355	355
3.444% due 03/25/2032	6,000	5,598
Marathon Real Estate CDO Ltd.
0.524% due 05/25/2046	32,517	32,110
MASTR Asset-Backed Securities Trust
0.244% due 11/25/2036	10	5
0.244% due 01/25/2037	105	47
0.344% due 08/25/2036	4,691	2,378
0.384% due 01/25/2036	713	712
0.404% due 11/25/2036	5,410	2,686
0.404% due 05/25/2037	4,200	3,105
0.434% due 06/25/2036	7,141	3,918
0.434% due 08/25/2036	8,920	4,598
0.494% due 01/25/2036	5,288	5,108
0.494% due 05/25/2037	18,101	16,252
0.694% due 10/25/2035 ^	23,062	17,658
1.139% due 05/25/2035	4,000	3,834
4.844% due 05/25/2033	8,272	7,803
MASTR Specialized Loan Trust
0.454% due 02/25/2036	9,154	7,968
0.564% due 01/25/2037	17,796	11,667

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mercury CDO Ltd.
0.672% due 12/08/2040	$63,485	$58,279
1.182% due 12/08/2040	6,000	855
Merit Securities Corp.
6.690% due 07/28/2033	1,376	1,401
Merrill Lynch First Franklin Mortgage Loan Trust
0.364% due 04/25/2037	5,061	2,948
0.444% due 04/25/2037	40,627	23,990
0.514% due 05/25/2037	55,450	33,920
Merrill Lynch Mortgage Investors Trust
0.344% due 11/25/2037	31,745	15,985
0.354% due 04/25/2037	17,555	9,433
0.374% due 03/25/2037	4,532	3,898
0.474% due 01/25/2047	4,876	4,638
0.504% due 12/25/2036	5,700	5,325
0.644% due 02/25/2047	47,037	33,218
0.654% due 08/25/2036	15,600	13,366
0.694% due 06/25/2036	12,675	12,128
MESA Trust
3.419% due 11/25/2031 ^	1,132	845
Mid-State Capital Corp. Trust
3.500% due 12/15/2045	11,134	11,482
6.005% due 08/15/2037	3,374	3,549
Mid-State Trust
4.864% due 07/15/2038	1,180	1,258
MMcapS Funding Ltd.
0.774% due 12/01/2035	5,500	3,300
Morgan Stanley ABS Capital, Inc. Trust
0.324% due 10/25/2036	35,639	27,929
0.324% due 01/25/2037	36,484	20,839
0.334% due 08/25/2036	42,245	26,120
0.334% due 10/25/2036	10,587	6,268
0.334% due 11/25/2036	4,415	2,757
0.334% due 05/25/2037	689	444
0.344% due 09/25/2036	11,798	6,071
0.344% due 10/25/2036	24,860	15,403
0.344% due 12/25/2036	1,642	970
0.354% due 09/25/2036	39,106	22,835
0.374% due 02/25/2037	34,019	15,745
0.374% due 03/25/2037	40,684	20,955
0.394% due 02/25/2037	2,725	1,668
0.414% due 10/25/2036	2,117	1,269
0.414% due 11/25/2036	6,623	4,181
0.424% due 09/25/2036	2,439	1,442
0.424% due 10/25/2036	14,200	8,894
0.424% due 11/25/2036	5,227	3,144
0.424% due 02/25/2037	21,140	9,854
0.444% due 08/25/2036	13,798	8,700
0.444% due 03/25/2037	65,931	34,322
0.444% due 05/25/2037	32,163	21,020
0.454% due 05/25/2037	16,575	11,658
0.504% due 12/25/2035	20,034	18,004
0.604% due 11/25/2035	22,000	20,168
0.654% due 06/25/2034	641	643

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Schedule of Investments PIMCO Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.994% due 07/25/2037	$1,389	$1,361
1.004% due 04/25/2034	3,244	3,064
1.094% due 05/25/2034	8,901	8,522
1.124% due 07/25/2035	7,500	6,385
1.184% due 06/25/2035	11,200	10,108
1.214% due 10/25/2033	3,253	3,060
1.214% due 11/25/2034	174	159
1.254% due 09/25/2034	323	299
1.274% due 03/25/2033	55	54
1.394% due 06/25/2033	2,365	2,315
1.444% due 07/25/2037	14,010	9,844
Morgan Stanley Capital, Inc. Trust
0.484% due 01/25/2036	24,338	22,083
Morgan Stanley Dean Witter Capital, Inc. Trust
1.544% due 02/25/2033	1,417	1,357
1.769% due 11/25/2032	3,559	3,423
Morgan Stanley Home Equity Loan Trust
0.294% due 04/25/2037	9,189	5,168
0.364% due 04/25/2037	11,189	6,357
0.524% due 12/25/2035	326	317
0.544% due 04/25/2037	18,893	11,012
1.184% due 05/25/2035	11,698	9,500
Morgan Stanley IXIS Real Estate Capital Trust
0.264% due 11/25/2036	14,942	7,017
0.304% due 11/25/2036	11,695	5,526
0.414% due 11/25/2036	17,958	8,629
Morgan Stanley Mortgage Loan Trust
0.424% due 02/25/2037	699	400
5.622% due 01/25/2047	742	724
5.750% due 04/25/2037 ^	613	465
5.754% due 01/25/2047	13,621	11,000
5.965% due 09/25/2046 ^	7,045	4,760
6.000% due 07/25/2047 ^	728	659
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019	887	882
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019	137	137
N-Star Real Estate CDO Ltd.
0.716% due 06/16/2041	8,144	7,616
National Collegiate Student Loan Trust
0.324% due 11/27/2028	5,995	5,948
0.334% due 12/27/2027	1,203	1,191
Nationstar Home Equity Loan Trust
0.324% due 06/25/2037	270	263
0.364% due 09/25/2036	37	37
0.424% due 03/25/2037	766	633
0.444% due 06/25/2037	340	250
NCT Funding Ltd.
0.446% due 04/25/2040	2,514	2,451
New Century Home Equity Loan Trust
0.374% due 05/25/2036	1,016	759
0.704% due 07/25/2035	836	757
0.934% due 08/25/2034	181	167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Newcastle CDO Ltd.
0.667% due 12/24/2039		$773	$754
Newcastle Investment Trust
8.114% due 05/01/2033		169,356	179,843
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.404% due 11/25/2035		19,217	17,688
NovaStar Mortgage Funding Trust
0.349% due 06/25/2036		2,907	2,183
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032		4,774	4,783
5.410% due 11/15/2032		6,305	6,330
6.340% due 04/15/2029		499	505
7.945% due 03/15/2022		3,628	2,694
Octagon Investment Partners Ltd.
0.589% due 08/25/2021		5,605	5,511
Option One Mortgage Loan Trust
0.334% due 01/25/2037		13,087	7,684
0.334% due 02/25/2037		1,998	1,190
0.374% due 07/25/2037		8,609	5,364
1.094% due 01/25/2034		3,680	3,454
Option One Mortgage Loan Trust Asset-Backed Certificates
0.654% due 11/25/2035		15,000	11,183
1.049% due 10/25/2032		4,625	4,415
1.094% due 07/25/2032		1,414	1,323
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		2,993	3,160
7.650% due 03/15/2032		5,795	6,067
Ownit Mortgage Loan Trust
0.794% due 10/25/2036 ^		5,447	4,484
3.374% due 12/25/2036		11,686	7,644
Pangaea ABS SPV
0.220% due 12/28/2096	EUR	11,276	12,001
Park Place Securities, Inc.
0.644% due 09/25/2035		$171	171
0.914% due 05/25/2035		11,774	9,658
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.664% due 09/25/2035		23,085	21,609
0.694% due 07/25/2035		6,275	6,214
0.974% due 01/25/2036		1,805	1,797
1.139% due 02/25/2035		1,794	1,792
1.274% due 03/25/2035		4,500	4,129
People’s Choice Home Loan Securities Trust
0.914% due 05/25/2035 ^		9,280	8,636
People’s Financial Realty Mortgage Securities Trust
0.334% due 09/25/2036		34,664	14,011
Popular ABS Mortgage Pass-Through Trust
0.474% due 07/25/2035		1,351	1,301
0.854% due 08/25/2035		4,326	4,152
4.277% due 01/25/2036 ^		150	142
5.417% due 04/25/2035		129	128

50	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Primus CLO Ltd.
0.521% due 07/15/2021	$6,528	$6,419
Putnam Structured Product Funding Ltd.
0.657% due 10/15/2038	21,733	21,081
RAAC Trust
0.489% due 05/25/2046	12,939	11,884
0.549% due 02/25/2046	576	541
0.549% due 11/25/2046	944	819
0.579% due 10/25/2046	16,537	14,720
0.594% due 09/25/2045	10,669	8,749
0.699% due 02/25/2037	5,000	4,026
1.394% due 09/25/2047	3,908	3,844
1.694% due 09/25/2047	9,087	7,451
Race Point CLO Ltd.
1.637% due 12/15/2022	13,149	13,151
Renaissance Home Equity Loan Trust
1.074% due 08/25/2033	1,317	1,246
5.744% due 06/25/2037	91,632	46,761
7.750% due 09/25/2037 ^	40,183	26,115
Residential Asset Mortgage Products Trust
0.364% due 07/25/2036	34,513	33,682
0.374% due 11/25/2036	14,278	12,543
0.384% due 03/25/2036	8,692	8,467
0.394% due 05/25/2036 ^	92	92
0.419% due 12/25/2035	55,719	42,906
0.424% due 01/25/2036	3,243	3,195
0.549% due 12/25/2035	57,244	40,615
0.624% due 11/25/2035	12,673	11,327
0.724% due 06/25/2035	5,000	4,574
0.744% due 02/25/2035	5,645	5,456
0.774% due 10/25/2035	7,000	5,095
0.784% due 08/25/2035	13,673	12,533
0.904% due 07/25/2035	10,889	8,537
0.949% due 04/25/2034	9,501	8,641
1.064% due 02/25/2034	4,286	4,119
1.069% due 04/25/2034	10,451	9,840
1.129% due 06/25/2034	4,012	3,822
1.169% due 09/25/2034	5,472	5,189
1.184% due 10/25/2033	6,331	5,758
1.774% due 04/25/2034 ^	2,872	1,536
1.844% due 11/25/2034	4,060	3,854
2.179% due 04/25/2034 ^	3,572	1,205
4.790% due 06/25/2033	12	13
4.828% due 12/25/2033	119	121
5.340% due 08/25/2033	367	369
5.800% due 10/25/2033	247	238
Residential Asset Securities Corp. Trust
0.344% due 08/25/2036	16,784	15,606
0.354% due 06/25/2036	21,360	20,610
0.354% due 07/25/2036	34,300	31,012
0.364% due 11/25/2036	33,636	29,669
0.374% due 04/25/2036	2,488	2,352
0.404% due 04/25/2037	48,113	40,482
0.434% due 10/25/2036	41,063	31,635
0.454% due 07/25/2036	17,002	10,730

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.464% due 04/25/2036		$11,532	$11,132
0.514% due 01/25/2036		3,451	3,421
0.534% due 04/25/2037		44,390	31,521
0.564% due 03/25/2036		20,029	17,825
0.574% due 02/25/2036		6,246	5,544
0.604% due 11/25/2035		29,590	24,670
0.654% due 01/25/2036		10,500	9,000
0.694% due 07/25/2032 ^		871	768
0.784% due 08/25/2035		7,500	6,510
0.784% due 09/25/2035		5,250	4,720
0.844% due 06/25/2035		4,241	3,857
0.944% due 04/25/2034		3,306	2,981
0.989% due 01/25/2035		6,170	5,838
1.019% due 02/25/2034		6,762	6,401
1.034% due 12/25/2034		9,867	9,490
1.094% due 04/25/2035		4,724	4,364
5.120% due 12/25/2033		3,147	2,907
6.084% due 06/25/2032 ^		2,395	2,490
6.349% due 03/25/2032		98	98
Residential Funding Home Equity Loan Trust
0.324% due 05/25/2036		1,485	1,334
Residential Funding Home Loan Trust
5.950% due 08/25/2034		2,296	2,405
RMAT LLC
4.090% due 07/27/2020		17,327	17,381
RMF Euro CDO PLC
0.419% due 07/18/2023	EUR	3,100	3,380
Salomon Mortgage Loan Trust
1.094% due 11/25/2033		$1,468	1,456
Saturn CLO Ltd.
0.539% due 05/13/2022		7,467	7,390
Saxon Asset Securities Trust
0.694% due 03/25/2032		702	658
1.169% due 12/25/2033		5,750	5,454
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^		608	240
0.274% due 11/25/2036 ^		236	85
0.364% due 08/25/2036		12,416	5,281
0.444% due 05/25/2036		3,600	2,095
0.444% due 06/25/2036		11,884	8,623
0.484% due 11/25/2035		9,938	9,225
0.869% due 01/25/2035		1,088	1,031
1.154% due 01/25/2036 ^		2,522	2,108
Skellig Rock BV
0.399% due 11/30/2022	EUR	6,200	6,910
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024		$1,628	1,616
0.527% due 12/15/2023		12,814	12,669
0.577% due 12/16/2041		4,000	3,507
SLM Private Education Loan Trust
2.857% due 12/16/2019		981	985
3.457% due 05/16/2044		27,221	28,331
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	6,391	6,962

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Schedule of Investments PIMCO Income Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.381% due 10/25/2039	EUR	10,000	$9,526
0.385% due 01/26/2026		$75,600	71,901
Sorin Real Estate CDO Ltd.
0.564% due 10/28/2046		8,175	8,156
0.632% due 06/07/2040		33,133	32,742
Soundview Home Loan Trust
0.304% due 02/25/2037		249	105
0.324% due 07/25/2037		77	63
0.344% due 07/25/2036		18,526	16,273
0.354% due 01/25/2037		30,159	20,559
0.364% due 06/25/2036		22,409	20,822
0.364% due 11/25/2036		35,911	14,537
0.404% due 06/25/2037		12,868	7,967
0.424% due 06/25/2036		10,000	7,089
0.454% due 12/25/2035		1,367	1,347
0.544% due 12/25/2035		20,000	17,390
0.704% due 08/25/2035		26,000	23,298
1.019% due 06/25/2035		4,100	3,706
1.494% due 11/25/2033		938	930
Specialty Underwriting & Residential Finance Trust
0.444% due 06/25/2037		8,661	6,131
0.464% due 04/25/2037		5,182	2,970
0.494% due 12/25/2036		130	127
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	41,338
SpringCastle America Funding LLC
2.700% due 05/25/2023		37,463	37,527
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	36,252
Streeterville ABS CDO Ltd.
0.650% due 11/03/2040		163,368	138,455
Structured Asset Investment Loan Trust
0.324% due 07/25/2036		63,549	45,546
0.344% due 07/25/2036		13,901	11,308
0.894% due 04/25/2033		795	774
0.914% due 10/25/2035		63,800	49,916
0.929% due 03/25/2035		10,600	9,979
0.929% due 08/25/2035		7,100	6,866
0.959% due 08/25/2035		2,000	1,503
0.974% due 07/25/2035		13,234	11,844
1.169% due 09/25/2034		183	160
Structured Asset Securities Corp.
0.944% due 02/25/2035		9,991	7,818
Structured Asset Securities Corp. Mortgage Loan Trust
0.324% due 05/25/2036		46,408	38,876
0.334% due 09/25/2036		8,383	8,203
0.344% due 09/25/2036		14,442	12,202
0.354% due 03/25/2036		39,037	32,128
0.364% due 06/25/2037		10,520	9,235
0.394% due 02/25/2037		27,900	25,755
0.414% due 10/25/2037		54,429	35,903
0.514% due 05/25/2037		9,060	8,312
0.564% due 04/25/2036		10,300	8,960

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.194% due 08/25/2037	$22,177	$21,244
1.294% due 10/25/2037	75,819	38,904
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.544% due 04/25/2033	425	415
3.450% due 02/25/2032	602	597
5.410% due 06/25/2033	165	167
5.560% due 05/25/2034	359	362
Structured Asset Securities Corp. Trust
7.646% due 05/25/2031	3,562	3,124
Symphony CLO Ltd.
1.039% due 01/15/2024	86,024	85,130
Trapeza CDO LLC
1.306% due 01/20/2034	1,671	1,387
Trapeza CDO Ltd.
0.574% due 04/06/2042	40,985	30,329
0.591% due 11/09/2042	32,803	23,618
0.625% due 01/27/2040	48,606	37,913
0.634% due 04/06/2042	8,300	4,731
0.641% due 11/09/2042	14,000	7,840
Triaxx Prime CDO Ltd.
0.453% due 10/02/2039	42,206	33,343
Truman Capital Mortgage Loan Trust
0.454% due 03/25/2036	211	194
0.944% due 12/25/2032	1,249	1,259
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	5,363
Vanderbilt Mortgage Finance
6.570% due 08/07/2024	178	180
Venture CDO Ltd.
0.517% due 01/20/2022	6,664	6,545
0.575% due 07/22/2021	28,457	27,993
WaMu Asset-Backed Certificates Trust
0.304% due 04/25/2037	68	33
0.364% due 07/25/2047	9,475	6,092
Wasatch Ltd.
0.446% due 11/14/2022	50,443	49,167
0.549% due 11/14/2022	84,072	81,952
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036	195	100
0.344% due 05/25/2036	22,752	16,315
0.374% due 10/25/2036	19,646	10,256
0.434% due 08/25/2036	14,339	9,046
Wells Fargo Home Equity Asset-Backed Securities Trust
0.824% due 11/25/2035	2,600	2,344
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.824% due 04/25/2034	185	167
Wrightwood Capital Real Estate CDO Ltd.
0.653% due 11/21/2040	35,559	34,695

Total Asset-Backed Securities (Cost $8,987,987)		9,369,444

52	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 4.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	7,995	$7,708
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$11,527	11,484
4.125% due 09/15/2017	EUR	5,000	5,162
6.500% due 06/10/2019		$600	578
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2016 (e)	BRL	316,800	71,850
0.000% due 10/01/2016 (e)		316,800	69,034
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		249,039	50,908
10.000% due 01/01/2023		1,707,750	330,249
10.000% due 01/01/2025		2,593,191	479,347
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045		213,178	45,552
6.000% due 08/15/2050		2,830,227	601,070
Costa Rica Government International Bond
7.000% due 04/04/2044		$23,015	20,483
Indonesia Government International Bond
6.750% due 01/15/2044		3,800	4,042
Jamaica Government International Bond
6.750% due 04/28/2028		4,900	4,949
7.875% due 07/28/2045		3,800	3,809
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	11,575
Mexico Government International Bond
4.000% due 03/15/2115	EUR	14,500	13,428
Republic of Greece Government International Bond
3.000% due 02/24/2023		5,465	4,350
3.000% due 02/24/2024 (j)		10,304	8,075
3.000% due 02/24/2025 (j)		5,465	4,211
3.000% due 02/24/2026		11,175	8,532
3.000% due 02/24/2027		14,865	11,081
3.000% due 02/24/2028		10,716	7,877
3.000% due 02/24/2029		7,465	5,389
3.000% due 02/24/2030		16,265	11,549
3.000% due 02/24/2031		7,265	5,076
3.000% due 02/24/2032 (j)		6,165	4,231
3.000% due 02/24/2033		5,865	3,965
3.000% due 02/24/2034		45,270	30,194
3.000% due 02/24/2035		9,905	6,516
3.000% due 02/24/2036 (j)		19,178	12,478
3.000% due 02/24/2037		6,364	4,116
3.000% due 02/24/2038		6,364	4,080
3.000% due 02/24/2039 (j)		8,598	5,492
3.000% due 02/24/2040 (j)		6,364	4,067
3.000% due 02/24/2041 (j)		7,064	4,522
3.000% due 02/24/2042 (j)		6,664	4,276
3.800% due 08/08/2017	JPY	5,374,000	37,853
4.500% due 11/08/2016		2,200,000	15,722
4.500% due 07/03/2017		4,610,000	32,472

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 04/17/2019	EUR	85,007	$83,151
5.000% due 08/22/2016	JPY	145,800	1,106
5.250% due 02/01/2016		28,000	219
Russia Government International Bond
5.625% due 04/04/2042		$122,600	115,244
5.875% due 09/16/2043		45,800	44,340

Total Sovereign Issues (Cost $3,493,074)			2,211,412

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%
Citigroup, Inc.		19,546	969
TIG Finco PLC (h)		1,178,887	1,195

			2,164

HEALTH CARE (c)(h) 0.0%
NVHL S.A. ‘A’		8,220	19
NVHL S.A. ‘B’		8,220	19
NVHL S.A. ‘C’		8,220	19
NVHL S.A. ‘D’		8,220	19
NVHL S.A. ‘E’		8,220	18
NVHL S.A. ‘F’		8,220	18
NVHL S.A. ‘G’		8,220	18
NVHL S.A. ‘H’		8,220	18
NVHL S.A. ‘I’		8,220	18
NVHL S.A. ‘J’		8,220	18

			184

Total Common Stocks (Cost $2,859)			2,348

CONVERTIBLE PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (g)		1,200	1,401

Total Convertible Preferred Securities (Cost $1,127)			1,401

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Ally Financial, Inc.
8.500% due 05/15/2016 (g)		16,680	434
Citigroup Capital
7.875% due 10/30/2040		566,000	14,541
CoBank ACB
6.250% due 10/01/2022 (g)		60,000	6,232
Farm Credit Bank of Texas
6.750% due 09/15/2023 (g)		500,000	52,344

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	53

Schedule of Investments PIMCO Income Fund (Cont.)

	SHARES	MARKET VALUE (000S)
GMAC Capital Trust
8.125% due 02/15/2040	361,800	$9,237
Navient Corp. CPI Linked Security
2.174% due 01/16/2018	51,000	1,142
VEREIT, Inc.
6.700% due 01/03/2019 (g)	260,000	6,334

		90,264

UTILITIES 0.0%
Qwest Corp.
7.375% due 06/01/2051	364,600	9,353

Total Preferred Securities (Cost $98,302)		99,617

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (i) 0.1%
		44,240

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.3%
0.151% due 11/12/2015 - 02/25/2016 (d)(j)(l)(n)	$137,153	137,144

Total Short-Term Instruments (Cost $181,318)		181,384

Total Investments in Securities (Cost $39,825,102)		38,924,954

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 22.8%

SHORT-TERM INSTRUMENTS 22.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.8%
PIMCO Short-Term Floating NAV Portfolio III	1,145,043,340	$11,353,105

Total Short-Term Instruments (Cost $11,354,963)		11,353,105

Total Investments in Affiliates (Cost $11,354,963)		11,353,105

Total Investments 101.1% (Cost $51,180,065)		$50,278,059

Financial Derivative Instruments (k)(m) (0.6%) (Cost or Premiums, net $(700,894))		(301,288)

Other Assets and Liabilities, net (0.5%)		(267,515)

Net Assets 100.0%		$49,709,256

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Payment in-kind bond security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon bond.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

54	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

(h)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$26	$19	0.00%
NVHL S.A. ‘B’	03/09/2012	26	19	0.00%
NVHL S.A. ‘C’	03/09/2012	26	19	0.00%
NVHL S.A. ‘D’	03/09/2012	27	19	0.00%
NVHL S.A. ‘E’	03/09/2012	27	18	0.00%
NVHL S.A. ‘F’	03/09/2012	27	18	0.00%
NVHL S.A. ‘G’	03/09/2012	27	18	0.00%
NVHL S.A. ‘H’	03/09/2012	27	18	0.00%
NVHL S.A. ‘I’	03/09/2012	27	18	0.00%
NVHL S.A. ‘J’	03/09/2012	27	18	0.00%
TIG Finco PLC	04/02/2015	1,748	1,195	0.00%
AWAS Aviation Capital Ltd. 4.870% due 09/29/2021	10/02/2014	41,406	42,483	0.09%
Navient Corp. 5.000% due 12/15/2015	03/06/2014	129	130	0.00%
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,260	4,359	0.01%

		$47,810	$48,351	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.050%	09/25/2015	10/02/2015	$ 44,240	U.S. Treasury Notes 2.000% due 08/15/2025	$(44,763)	$44,240	$44,240

Total Repurchase Agreements						$(44,763)	$44,240	$44,240

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)			Payable for Reverse Repurchase Agreements
BCY	(1.500%)	09/16/2015	TBD	(2)	$		(4,627)	$(4,624)
	(1.500%)	09/24/2015	TBD	(2)			(927)	(927)
	(0.375%)	05/11/2015	TBD	(2)			(9,453)	(9,439)
	(0.375%)	07/16/2015	TBD	(2)			(13,433)	(13,422)
BPS	(0.750%)	09/23/2015	TBD	(2)		EUR	(523)	(585)
BRC	(35.000%)	08/13/2015	TBD	(2)			(8)	(9)
	(33.000%)	09/24/2015	TBD	(2)			(133)	(148)
	(0.700%)	06/04/2015	TBD	(2)	$		(3,564)	(3,556)
	(0.500%)	03/16/2015	TBD	(2)			(4,621)	(4,608)
MYI	(33.000%)	09/11/2015	TBD	(2)		EUR	(705)	(773)
	(33.000%)	09/15/2015	TBD	(2)			(70)	(77)
	(33.000%)	09/15/2015	TBD	(2)			(120)	(132)
	(33.000%)	09/23/2015	TBD	(2)			(144)	(161)
	(33.000%)	09/29/2015	TBD	(2)			(263)	(293)
	(33.000%)	10/01/2015	TBD	(2)			(823)	(919)
	(25.000%)	09/09/2015	TBD	(2)			(69)	(76)

Total Reverse Repurchase Agreements								$(39,749)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Schedule of Investments PIMCO Income Fund (Cont.)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $221,316 at a weighted average interest rate of (0.962%).

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES AND U.S. TREASURY OBLIGATIONS:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae*	3.500%	10/01/2045	$82,600	$(85,555)	$(86,201)
Fannie Mae*	3.500%	11/01/2045	14,600	(15,109)	(15,204)
U.S. Treasury Notes	1.000%	09/15/2018	8,529	(8,522)	(8,553)
U.S. Treasury Notes	1.375%	08/31/2020	24,841	(24,817)	(24,907)
U.S. Treasury Notes	1.750%	09/30/2022	20,210	(20,171)	(20,208)
U.S. Treasury Notes	1.875%	08/31/2022	10,238	(10,289)	(10,347)
U.S. Treasury Notes	2.000%	08/15/2025	177,146	(174,818)	(176,747)

Total Short Sales				$(339,281)	$(342,167)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(j)	Securities with an aggregate market value of $42,541 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(28,412)	$0	$0	$(28,412)	$25,287	$(3,125)
BPS	0	(585)	0	0	(585)	557	(28)
BRC	0	(8,321)	0	0	(8,321)	6,899	(1,422)
JPS	44,240	0	0	0	44,240	(44,411)	(171)
MYI	0	(2,431)	0	0	(2,431)	2,399	(32)
SCX	0	0	0	0	0	6,186	6,186

Master Securities Forward Transaction Agreement
BCY	0	0	0	(55,462)	(55,462)	591	(54,871)
FOB	0	0	0	(8,553)	(8,553)	0	(8,553)
JPS	0	0	0	(176,747)	(176,747)	0	(176,747)

Total Borrowings and Other Financing Transactions	$44,240	$(39,749)	$0	$(240,762)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

56	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(37,161)	$(38,830)
Sovereign Issues	0	0	0	(1,669)	0

Total Borrowings	$0	$0	$0	$(38,830)	$(38,830)

Gross amount of recognized liabilities for reverse repurchase agreements (5)					$(38,830)

(5)	Unsettled reverse repurchase agreements liability of $(919) is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	10,918	$(4,848)	$410	$0
90-Day Eurodollar March Futures	Short	03/2016	32,756	(21,602)	1,228	0
British pound currency December Futures	Short	12/2015	436	171	106	0
Euro currency December Futures	Short	12/2015	800	(121)	930	0
U.S. Treasury 10-Year Note December Futures	Short	12/2015	96	(9)	8	0

Total Futures Contracts				$(26,409)	$2,682	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$26,400	$41	$(438)	$197	$0
CDX.EM-21 5-Year Index	5.000%	06/20/2019	71,136	500	(5,943)	568	0
CDX.EM-23 5-Year Index	1.000%	06/20/2020	43,650	(5,058)	(1,009)	492	0
CDX.EM-24 5-Year Index	1.000%	12/20/2020	278,200	(35,324)	(2,133)	1,803	(1)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	140,304	7,609	3,815	169	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	85,056	4,907	1,281	160	0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	1,663	88	(43)	4	0
CDX.HY-24 5-Year Index	5.000%	06/20/2020	6,159,235	179,812	(225,271)	22,064	0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	222,300	54	480	486	(100)
CDX.IG-22 5-Year Index	1.000%	06/20/2019	25,900	228	(145)	2	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	18,500	110	(138)	1	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	89,000	473	(1,171)	3	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	13,000	46	(4)	0	(3)

				$153,486	$(230,719)	$25,949	$(104)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	57

Schedule of Investments PIMCO Income Fund (Cont.)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$8,400	$(981)	$40	$0
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	29,567	(3,141)	82	0
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	7,917	6,777	26	0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		34,700	4,031	(158)	1	0
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2043		415,500	(26,067)	1,097	0	(149)
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		22,000	(3,944)	160	0	(8)
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$	665,300	(16,528)	(18,334)	512	0
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		2,458,600	241,174	142,835	0	(2,244)
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		3,863,500	292,979	178,193	0	(3,747)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		2,733,000	(109,611)	(251,880)	8,430	0
Pay	6-Month AUD-BBR-BBSW	3.000%	12/17/2019	AUD	285,800	6,299	1,450	700	0
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022		175,000	15,444	(152)	729	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		3,175,400	204,707	16,344	14,575	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		397,900	30,485	(3,192)	1,843	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		462,900	38,587	(947)	2,324	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2024		1,180,600	31,033	1,396	6,007	0
Pay	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		450,100	18,389	97	2,390	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	EUR	690,800	(78,860)	(1,464)	0	(1,346)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	3,849,000	3,023	70	173	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,881,000	3,928	(1,169)	132	0
Pay	28-Day MXN-TIIE	5.270%	02/05/2020		795,000	72	69	129	0
Pay	28-Day MXN-TIIE	5.145%	04/02/2020		361,300	(124)	5	64	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		1,900,400	(1,769)	(37)	590	0
Pay	28-Day MXN-TIIE	5.810%	05/02/2022		994,200	(143)	(143)	335	0
Pay	28-Day MXN-TIIE	5.850%	05/02/2022		3,528,000	(712)	(776)	1,190	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		500,000	(732)	(163)	175	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		2,193,000	(1,227)	(1,035)	772	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		408,900	(453)	(504)	167	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		407,400	(133)	(1,151)	168	0
Pay	28-Day MXN-TIIE	6.620%	02/18/2030		440,000	(500)	(1,288)	178	0

						$695,232	$61,978	$41,732	$(7,494)

Total Swap Agreements						$848,718	$(168,741)	$67,681	$(7,598)

58	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(l)	Securities with an aggregate market value of $872,853 and cash of $21,595 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,682	$68,124	$70,806	$0	$0	$(7,598)	$(7,598)

(4)	Unsettled variation margin asset of $443 for closed swap agreements is outstanding at period end.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2015		BRL	1,421,380	$	384,822	$26,295	$0
	10/2015	$		357,769	BRL	1,421,380	758	0
	10/2015			2,423,190	EUR	2,159,100	0	(10,613)
	11/2015		EUR	2,159,100	$	2,424,331	10,591	0
BPS	11/2015		BRL	436,793		108,249	0	(720)
BRC	10/2015			5,317,044		1,338,328	0	(2,836)
	10/2015	$		1,318,384	BRL	5,317,044	22,780	0
	11/2015		BRL	5,317,044	$	1,303,836	0	(22,628)
	10/2016			316,800		80,498	8,614	0
CBK	10/2015		EUR	18,439		20,596	0	(7)
	11/2015		CAD	9,307		6,946	0	(26)
	11/2015		DKK	1,938,650		284,527	0	(6,077)
	11/2015		JPY	41,195,914		343,264	0	(271)
	11/2015	$		24,264	AUD	33,701	0	(662)
	11/2015			2,157	GBP	1,417	0	(14)
DUB	10/2015		AUD	774,822	$	552,086	8,239	0
	10/2015		BRL	1,807		455	0	(1)
	10/2015	$		451	BRL	1,807	5	0
	10/2015			775,499	EUR	690,618	0	(3,802)
	11/2015		BRL	645,001	$	159,762	0	(1,150)
	11/2015		CHF	3,347		3,413	0	(26)
	11/2015		EUR	690,619		775,856	3,787	0
	07/2016		BRL	316,800		82,318	8,898	0
FBF	10/2015			3,623,153		1,004,604	90,704	0
	10/2015	$		911,967	BRL	3,623,153	1,932	0
	12/2015		MXN	440,349	$	25,866	0	(24)
GLM	10/2015		EUR	27,375		30,827	238	0
	10/2015		GBP	302		465	8	0
	10/2015	$		20,436	EUR	18,012	0	(310)
	11/2015		AUD	199,272	$	142,030	2,470	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	59

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	11/2015		BRL	63,770	$	15,773	$0	$(136)
	11/2015		GBP	97,855		148,286	279	0
	11/2015		JPY	38,179,590		318,137	0	(244)
	11/2015	$		35,564	AUD	49,729	0	(736)
	11/2015			3,129	GBP	2,050	0	(28)
	04/2016		BRL	177,320	$	52,107	9,988	0
HUS	10/2015			1,463,774		405,421	36,201	0
	10/2015	$		368,440	BRL	1,463,774	781	0
	10/2015			1,511,361	EUR	1,345,831	0	(7,530)
	10/2015			349,372	JPY	41,907,528	0	(41)
	11/2015		EUR	1,345,831	$	1,512,076	7,521	0
	11/2015		JPY	41,907,528		349,521	52	0
JPM	10/2015		BRL	1,189,456		299,392	0	(634)
	10/2015		EUR	509,892		583,062	13,369	(61)
	10/2015	$		295,517	BRL	1,189,455	4,510	0
	10/2015			6,373	CAD	8,493	0	(9)
	10/2015			15,413	EUR	13,718	0	(84)
	11/2015		BRL	1,260,801	$	310,013	0	(4,524)
	11/2015		CAD	8,493		6,372	8	0
	11/2015		EUR	7,852		8,822	44	0
	11/2015		GBP	41,696		63,376	310	0
	11/2015	$		9,890	AUD	13,845	0	(193)
	11/2015			1,578	CAD	2,086	0	(15)
MSB	10/2015		GBP	467,213	$	720,092	13,316	0
	10/2015		JPY	121,277,133		1,008,910	0	(2,027)
	04/2016		BRL	230,140		67,569	13,110	0
SCX	10/2015		CAD	8,493		6,416	52	0
	10/2015	$		1,309	GBP	848	0	(27)
	11/2015		AUD	815,999	$	572,672	928	0
	11/2015	$		52,309	AUD	74,924	217	(53)
	11/2015			3,455	CAD	4,545	0	(50)
	11/2015			1,819	DKK	12,090	0	(7)
UAG	10/2015		EUR	3,671,573	$	4,137,816	35,201	0
	10/2015		GBP	2,527		3,895	72	0
	10/2015	$		2,980	GBP	1,933	0	(56)
	11/2015			20,508	AUD	28,069	0	(849)

Total Forward Foreign Currency Contracts							$321,278	$(66,471)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	159,980	$(1,983)	$(6,316)
GLM	Call - OTC USD versus BRL	BRL	3.905	03/31/2016	$	326,760	(9,744)	(33,718)
JPM	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	399,980	(4,651)	(15,792)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		199,960	(2,455)	(7,895)
	Call - OTC USD versus BRL	BRL	3.950	04/14/2016	$	400,760	(11,782)	(40,514)

							$(30,615)	$(104,235)

Total Written Options							$(30,615)	$(104,235)

60	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015

	Notional Amount in $	Notional Amount in BRL		Premiums
Balance at Beginning of Period	$0	BRL	759,920	$(9,089)
Sales	727,520		0	(21,526)
Closing Buys	0		0	0
Expirations	0		0	0
Exercised	0		0	0

Balance at End of Period	$727,520	BRL	759,920	$(30,615)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Swap Agreements, at Value
								Asset	Liability
BPS	Centex Corp.	(1.000%)	06/20/2016	0.079%	$ 8,500	$913	$(972)	$0	$(59)
DUB	Embarq Corp.	(1.000%)	06/20/2016	0.216%	4,500	173	(200)	0	(27)

						$1,086	$(1,172)	$0	$(86)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	4.516%	$	6,300	$(952)	$45	$0	$(907)
	Indonesia Government International Bond	1.000%	06/20/2019	2.022%		21,400	(719)	(48)	0	(767)
	Japan Government International Bond	1.000%	03/20/2016	0.085%		3,100	(32)	46	14	0
	Russia Government International Bond	1.000%	03/20/2019	3.222%		26,600	(1,406)	(501)	0	(1,907)
	Russia Government International Bond	1.000%	06/20/2024	3.749%		37,800	(3,600)	(3,485)	0	(7,085)
	Russia Government International Bond	1.000%	09/20/2024	3.756%		11,600	(1,179)	(1,044)	0	(2,223)
BPS	Brazil Government International Bond	1.000%	03/20/2019	4.615%		11,500	(372)	(934)	0	(1,306)
	Indonesia Government International Bond	1.000%	06/20/2019	2.022%		11,600	(340)	(76)	0	(416)
	Petrobras Global Finance BV	1.000%	09/20/2020	10.372%		4,200	(584)	(820)	0	(1,404)
	Petrobras International Finance Co.	1.000%	06/20/2018	10.322%		2,800	(405)	(194)	0	(599)
	Petrobras International Finance Co.	1.000%	06/20/2019	10.445%		16,500	(1,057)	(3,487)	0	(4,544)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		37,644	(3,641)	(7,676)	0	(11,317)
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%		14,000	(2,243)	(2,128)	0	(4,371)
BRC	Colombia Government International Bond	1.000%	03/20/2019	2.092%		12,900	(74)	(390)	0	(464)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	61

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Greece Government International Bond	1.000%	06/20/2016	28.406%	$	2,100	$(117)	$(271)	$0	$(388)
	Indonesia Government International Bond	1.000%	06/20/2019	2.022%		22,700	(676)	(137)	0	(813)
	Petrobras International Finance Co.	1.000%	06/20/2019	10.445%		10,100	(632)	(2,150)	0	(2,782)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		34,913	(5,148)	(5,348)	0	(10,496)
	Russia Government International Bond	1.000%	03/20/2019	3.222%		2,400	(138)	(34)	0	(172)
	Russia Government International Bond	1.000%	06/20/2019	3.268%		24,800	(1,538)	(394)	0	(1,932)
	Russia Government International Bond	1.000%	06/20/2024	3.749%		37,400	(4,441)	(2,569)	0	(7,010)
	Russia Government International Bond	1.000%	09/20/2024	3.756%		19,860	(2,139)	(1,668)	0	(3,807)
	Springleaf Finance Corp.	5.000%	09/20/2021	4.165%		4,400	329	(141)	188	0
CBK	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		2,980	(301)	(409)	0	(710)
	Indonesia Government International Bond	1.000%	03/20/2019	1.905%		12,900	(564)	181	0	(383)
	Japan Government International Bond	1.000%	03/20/2016	0.085%		700	(5)	8	3	0
	Japan Government International Bond	1.000%	06/20/2016	0.085%		2,600	(1)	19	18	0
	Navient Corp.	5.000%	09/20/2020	6.580%		3,000	(48)	(134)	0	(182)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		7,200	(786)	(1,379)	0	(2,165)
	Russia Government International Bond	1.000%	03/20/2019	3.222%		49,313	(2,734)	(802)	0	(3,536)
	Russia Government International Bond	1.000%	06/20/2019	3.268%		138,700	(8,809)	(1,999)	0	(10,808)
	Russia Government International Bond	1.000%	06/20/2024	3.749%		30,700	(3,329)	(2,425)	0	(5,754)
	Russia Government International Bond	1.000%	09/20/2024	3.756%		26,300	(2,281)	(2,760)	0	(5,041)
DUB	Brazil Government International Bond	1.000%	09/20/2018	4.505%		15,400	(653)	(829)	0	(1,482)
	Colombia Government International Bond	1.000%	06/20/2019	2.151%		17,000	17	(706)	0	(689)
	Indonesia Government International Bond	1.000%	06/20/2019	2.022%		68,200	(2,156)	(288)	0	(2,444)
GST	Brazil Government International Bond	1.000%	09/20/2018	4.505%		30,800	(1,313)	(1,652)	0	(2,965)
	Brazil Government International Bond	1.000%	03/20/2019	4.615%		34,500	(1,171)	(2,748)	0	(3,919)
	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		3,825	(377)	(208)	0	(585)
	Chesapeake Energy Corp.	5.000%	06/20/2019	12.216%		1,500	(95)	(195)	0	(290)

62	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Chesapeake Energy Corp.	5.000%	09/20/2019	12.349%	$	1,500	$(219)	$(88)	$0	$(307)
	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		6,900	(887)	(756)	0	(1,643)
	Colombia Government International Bond	1.000%	03/20/2019	2.092%		12,900	(74)	(390)	0	(464)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	4.516%		7,300	(1,106)	55	0	(1,051)
	Greece Government International Bond	1.000%	12/20/2015	36.531%	EUR	11,010	(551)	(977)	0	(1,528)
	Greece Government International Bond	1.000%	12/20/2015	37.167%	$	9,746	(565)	(689)	0	(1,254)
	Japan Government International Bond	1.000%	03/20/2016	0.085%		18,700	(194)	281	87	0
	Novo Banco S.A.	5.000%	12/20/2015	6.509%	EUR	8,700	0	(19)	0	(19)
	Petrobras Global Finance BV	1.000%	09/20/2020	10.372%	$	9,600	(1,402)	(1,808)	0	(3,210)
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		21,950	(2,327)	(4,272)	0	(6,599)
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%		900	(134)	(147)	0	(281)
	Russia Government International Bond	1.000%	09/20/2018	3.106%		19,000	(779)	(343)	0	(1,122)
	Russia Government International Bond	1.000%	03/20/2019	3.222%		42,400	(1,409)	(1,631)	0	(3,040)
	Russia Government International Bond	1.000%	06/20/2019	3.268%		9,700	(600)	(156)	0	(756)
	Russia Government International Bond	1.000%	03/20/2020	3.374%		3,100	(577)	280	0	(297)
	Russia Government International Bond	1.000%	06/20/2020	3.403%		2,700	(368)	94	0	(274)
	Russia Government International Bond	1.000%	06/20/2024	3.749%		8,400	(950)	(624)	0	(1,574)
	Springleaf Finance Corp.	5.000%	12/20/2019	3.244%		4,100	332	(51)	281	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2016	0.310%	JPY	960,000	(226)	255	29	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.809%	$	2,700	(43)	129	86	0
HUS	Brazil Government International Bond	1.000%	09/20/2018	4.505%		11,500	(490)	(617)	0	(1,107)
	Colombia Government International Bond	1.000%	03/20/2019	2.092%		12,900	(62)	(402)	0	(464)
	Indonesia Government International Bond	1.000%	03/20/2019	1.905%		25,800	(1,059)	292	0	(767)
	Indonesia Government International Bond	1.000%	06/20/2019	2.022%		5,200	(161)	(25)	0	(186)
	Japan Government International Bond	1.000%	06/20/2016	0.085%		6,700	(3)	50	47	0
	Petrobras Global Finance BV	1.000%	09/20/2020	10.372%		3,140	(445)	(605)	0	(1,050)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	63

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%	$	79,102	$(7,962)	$(15,818)	$0	$(23,780)
	Petrobras International Finance Co.	1.000%	03/20/2020	10.401%		10,600	(1,795)	(1,514)	0	(3,309)
	Russia Government International Bond	1.000%	09/20/2018	3.106%		34,500	(1,400)	(637)	0	(2,037)
	Russia Government International Bond	1.000%	03/20/2019	3.222%		38,300	(1,615)	(1,131)	0	(2,746)
	Russia Government International Bond	1.000%	06/20/2019	3.268%		40,240	(2,226)	(910)	0	(3,136)
	Russia Government International Bond	1.000%	06/20/2024	3.749%		18,340	(1,888)	(1,550)	0	(3,438)
	Russia Government International Bond	1.000%	09/20/2024	3.756%		14,861	(2,032)	(817)	0	(2,849)
JPM	Brazil Government International Bond	1.000%	09/20/2018	4.505%		19,300	(823)	(1,035)	0	(1,858)
	Brazil Government International Bond	1.000%	03/20/2019	4.615%		13,500	(602)	(932)	0	(1,534)
	Chesapeake Energy Corp.	5.000%	09/20/2017	9.750%		1,900	(44)	(110)	0	(154)
	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		600	(46)	(46)	0	(92)
	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		4,100	(389)	(587)	0	(976)
	Colombia Government International Bond	1.000%	03/20/2019	2.092%		12,900	(56)	(408)	0	(464)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.472%		17,610	(1,639)	1,439	0	(200)
	Indonesia Government International Bond	1.000%	03/20/2019	1.905%		12,900	(564)	181	0	(383)
	Indonesia Government International Bond	1.000%	06/20/2019	2.022%		42,600	(1,426)	(101)	0	(1,527)
	Japan Government International Bond	1.000%	03/20/2016	0.085%		6,300	(76)	105	29	0
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		13,418	(1,236)	(2,798)	0	(4,034)
	Russia Government International Bond	1.000%	09/20/2018	3.106%		42,700	(1,761)	(760)	0	(2,521)
	Russia Government International Bond	1.000%	03/20/2019	3.222%		27,300	(824)	(1,133)	0	(1,957)
	Russia Government International Bond	1.000%	06/20/2019	3.268%		31,700	(2,220)	(250)	0	(2,470)
	Russia Government International Bond	1.000%	06/20/2024	3.749%		9,200	(845)	(879)	0	(1,724)
	Russia Government International Bond	1.000%	09/20/2020	3.428%		34,600	(3,812)	99	0	(3,713)
	Russia Government International Bond	1.000%	12/20/2020	3.451%		10,800	(1,239)	20	0	(1,219)
MYC	Chesapeake Energy Corp.	5.000%	09/20/2018	11.561%		6,770	(500)	(535)	0	(1,035)
	Chesapeake Energy Corp.	5.000%	03/20/2019	12.062%		2,500	(171)	(283)	0	(454)
	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%		1,300	(131)	(179)	0	(310)
	Japan Government International Bond	1.000%	03/20/2016	0.085%		7,500	(87)	122	35	0
	Petrobras International Finance Co.	1.000%	12/20/2019	10.419%		50,100	(4,637)	(10,424)	0	(15,061)

64	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Russia Government International Bond	1.000%	03/20/2019	3.222%	$	5,000	$(289)	$(70)	$0	$(359)
	Russia Government International Bond	1.000%	12/20/2020	3.451%		9,100	(1,126)	99	0	(1,027)
	South Africa Government International Bond	1.000%	06/20/2019	2.555%		17,000	(700)	(223)	0	(923)
RYL	Japan Government International Bond	1.000%	03/20/2016	0.085%		5,200	(61)	85	24	0

							$(114,231)	$(102,874)	$841	$(217,946)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$	154,955	$(31,253)	$2,604	$0	$(28,649)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		50,280	(28,220)	17,791	0	(10,429)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		5,965	(3,363)	1,337	0	(2,026)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		66,083	(1,764)	1,532	0	(232)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		61,293	(2,122)	1,997	0	(125)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		188,800	(5,304)	(149)	0	(5,453)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		8,000	(19)	(127)	0	(146)
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017		47,000	3,374	(3,890)	0	(516)
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046		14,837	(3,432)	689	0	(2,743)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		15,811	(8,934)	5,654	0	(3,280)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		12,500	(444)	83	0	(361)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		30,400	(1,000)	445	0	(555)
	PrimeX.ARM.2	4.580%	12/25/2037		7,787	331	(2)	329	0
CBK	ABX.HE.AA.6-1 Index	0.320%	07/25/2045		22,865	(11,147)	6,695	0	(4,452)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		121,432	(68,347)	43,161	0	(25,186)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		46,407	(2,059)	1,896	0	(163)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		91,940	(3,132)	2,944	0	(188)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		50,000	(2,106)	662	0	(1,444)
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		50,000	(1,820)	(973)	0	(2,793)
DUB	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		22,136	(12,452)	7,861	0	(4,591)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		19,907	(11,222)	4,459	0	(6,763)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		41,766	(1,040)	893	0	(147)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		254,826	(9,842)	9,324	0	(518)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		159,000	(4,321)	(271)	0	(4,592)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		27,500	(929)	(211)	0	(1,140)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		10,000	(208)	25	0	(183)
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046		30,419	(27,035)	15,015	0	(12,020)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037		623	(494)	303	0	(191)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		204,284	(114,840)	72,469	0	(42,371)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		116,309	(65,569)	26,057	0	(39,512)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		69,517	(2,100)	1,856	0	(244)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		186,410	(10,012)	9,633	0	(379)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		288,500	(9,371)	1,039	0	(8,332)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		284,100	(9,236)	(2,540)	0	(11,776)
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		129,400	(5,996)	(1,233)	0	(7,229)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		68,000	(1,528)	286	0	(1,242)
GST	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046		22,092	(4,931)	847	0	(4,084)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		76,685	(32,841)	16,936	0	(15,905)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		5,965	(2,002)	(24)	0	(2,026)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	65

Schedule of Investments PIMCO Income Fund (Cont.)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (5)
								Asset	Liability
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$	3,802	$(13)	$12	$0	$(1)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		23,203	(805)	723	0	(82)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		133,458	(4,241)	3,970	0	(271)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		87,500	(2,256)	(271)	0	(2,527)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		72,000	(2,170)	(814)	0	(2,984)
	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		115,000	(6,149)	(276)	0	(6,425)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		20,000	(18)	(347)	0	(365)
HUS	CDX.EM-17 5-Year Index	5.000%	06/20/2017		23,500	2,303	(2,561)	0	(258)
JPM	ABX.HE.AA.6-2 Index	0.170%	05/25/2046		1,021	(429)	26	0	(403)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037		170	(103)	51	0	(52)
	ABX.HE.AA.7-2 Index	1.920%	01/25/2038		173	(98)	(62)	0	(160)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		15,811	(8,874)	5,594	0	(3,280)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		42,174	(1,642)	1,556	0	(86)
JPS	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		69,800	(3,631)	(268)	0	(3,899)
MEI	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		83,900	(4,715)	28	0	(4,687)
MYC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046		7,538	(1,504)	110	0	(1,394)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037		25,298	(14,199)	8,952	0	(5,247)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038		14,912	(8,406)	3,340	0	(5,066)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049		216,812	(3,581)	2,819	0	(762)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051		240,206	(8,399)	7,910	0	(489)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		177,000	(4,870)	(242)	0	(5,112)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047		122,000	(4,077)	(980)	0	(5,057)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063		18,700	(682)	340	0	(342)
SAL	CMBX.NA.AAA.8 Index	0.500%	10/17/2057		41,200	(2,256)	(46)	0	(2,302)
UAG	CMBX.NA.AAA.6 Index	0.500%	05/11/2063		57,500	(2,105)	444	0	(1,661)

						$(579,650)	$275,081	$329	$(304,898)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

66	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021		BRL	204,700	$(271)	$(4,065)	$0	$(4,336)
BPS	Pay	1-Year BRL-CDI	12.000%	01/04/2021			657,000	(627)	(15,312)	0	(15,939)
BRC	Pay	6-Month AUD- BBR-BBSW	5.250%	12/15/2021		AUD	97,200	(138)	8,347	8,209	0
CBK	Pay	1-Year BRL-CDI	12.230%	01/04/2021		BRL	181,600	(208)	(3,639)	0	(3,847)
DUB	Pay	1-Year BRL-CDI	12.230%	01/04/2021			200,400	522	(4,767)	0	(4,245)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021			328,960	(201)	(5,627)	0	(5,828)
FBF	Pay	1-Year BRL-CDI	12.230%	01/04/2021			181,600	(186)	(3,661)	0	(3,847)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021			280,670	(241)	(4,731)	0	(4,972)
GLM	Pay	1-Year BRL-CDI	12.230%	01/04/2021			104,000	(126)	(2,077)	0	(2,203)
	Pay	1-Year BRL-CDI	16.400%	01/04/2021			359,340	(505)	2,933	2,428	0
	Pay	3-Month USD-LIBOR	2.350%	02/18/2021	$		2,545,500	15,432	7,515	22,947	0
	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021		AUD	145,800	(204)	12,518	12,314	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		MXN	325,000	(206)	466	260	0
JPM	Pay	3-Month USD-LIBOR	2.350%	02/18/2021	$		1,610,200	9,639	4,877	14,516	0
MYC	Pay	1-Year BRL-CDI	12.230%	01/04/2021		BRL	482,900	(546)	(9,683)	0	(10,229)
	Pay	1-Year BRL-CDI	12.810%	01/04/2021			411,200	(158)	(7,127)	0	(7,285)
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021			205,725	642	(6,134)	0	(5,492)
	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022		AUD	128,000	(102)	14,343	14,241	0

								$22,516	$(15,824)	$74,915	$(68,223)

Total Swap Agreements								$(670,279)	$155,211	$76,085	$(591,153)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(n)	Securities with an aggregate market value of $409,145 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree ments	Total Over the Counter	Net Market Value of OTC Deriva tives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$37,644	$0	$14	$37,658	$(10,613)	$0	$(64,285)	$(74,898)	$(37,240)	$34,382	$(2,858)
BPS	0	0	0	0	(720)	0	(40,471)	(41,191)	(41,191)	44,230	3,039
BRC	31,394	0	8,726	40,120	(25,464)	0	(34,803)	(60,267)	(20,147)	17,757	(2,390)
CBK	0	0	21	21	(7,057)	0	(66,652)	(73,709)	(73,688)	76,709	3,021
DUB	20,929	0	0	20,929	(4,979)	(6,316)	(32,649)	(43,944)	(23,015)	(6,469)	(29,484)
FBF	92,636	0	0	92,636	(24)	0	(132,115)	(132,139)	(39,503)	11,502	(28,001)
GLM	12,983	0	37,949	50,932	(1,454)	(33,718)	(2,203)	(37,375)	13,557	(8,290)	5,267
GST	0	0	483	483	0	0	(65,848)	(65,848)	(65,365)	69,241	3,876
HUS	44,555	0	47	44,602	(7,571)	0	(45,127)	(52,698)	(8,096)	6,253	(1,843)
JPM	18,241	0	14,545	32,786	(5,520)	(15,792)	(28,807)	(50,119)	(17,333)	24,104	6,771
JPS	0	0	0	0	0	0	(3,899)	(3,899)	(3,899)	3,670	(229)
MEI	0	0	0	0	0	0	(4,687)	(4,687)	(4,687)	0	(4,687)
MSB	26,426	0	0	26,426	(2,027)	(48,409)	0	(50,436)	(24,010)	31,988	7,978
MYC	0	0	35	35	0	0	(60,152)	(60,152)	(60,117)	65,626	5,509
RYL	0	0	24	24	0	0	0	0	24	(5)	19
SAL	0	0	0	0	0	0	(2,302)	(2,302)	(2,302)	2,124	(178)
SCX	1,197	0	0	1,197	(137)	0	0	(137)	1,060	0	1,060
UAG	35,273	0	14,241	49,514	(905)	0	(7,153)	(8,058)	41,456	(24,241)	17,215

Total Over the Counter	$321,278	$0	$76,085	$397,363	$(66,471)	$(104,235)	$(591,153)	$(761,859)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Schedule of Investments PIMCO Income Fund (Cont.)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$1,036	$1,646	$2,682
Swap Agreements	0	25,949	0	0	42,175	68,124

	$0	$25,949	$0	$1,036	$43,821	$70,806

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$321,278	$0	$321,278
Swap Agreements	0	1,170	0	0	74,915	76,085

	$0	$1,170	$0	$321,278	$74,915	$397,363

	$0	$27,119	$0	$322,314	$118,736	$468,169

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$104	$0	$0	$7,494	$7,598

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$66,471	$0	$66,471
Written Options	0	0	0	104,235	0	104,235
Swap Agreements	0	522,930	0	0	68,223	591,153

	$0	$522,930	$0	$170,706	$68,223	$761,859

	$0	$523,034	$0	$170,706	$75,717	$769,457

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$990	$3,811	$4,801
Swap Agreements	0	124,206	0	0	372,281	496,487

	$0	$124,206	$0	$990	$376,092	$501,288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$450,742	$0	$450,742
Swap Agreements	0	36,277	0	0	25,305	61,582

	$0	$36,277	$0	$450,742	$25,305	$512,324

	$0	$160,483	$0	$451,732	$401,397	$1,013,612

68	PIMCO INCOME FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$(5,742)	$(14,616)	$(20,358)
Swap Agreements	0	(289,896)	0	0	(144,076)	(433,972)

	$0	$(289,896)	$0	$(5,742)	$(158,692)	$(454,330)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(228,728)	$0	$(228,728)
Written Options	0	0	0	(65,455)	0	(65,455)
Swap Agreements	0	(57,776)	0	0	(68,379)	(126,155)

	$0	$(57,776)	$0	$(294,183)	$(68,379)	$(420,338)

	$0	$(347,672)	$0	$(299,925)	$(227,071)	$(874,668)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,998,060	$72,715	$2,070,775
Corporate Bonds & Notes
Banking & Finance	0	5,178,726	231,261	5,409,987
Industrials	0	1,983,446	7,164	1,990,610
Utilities	0	1,956,742	6,106	1,962,848
Convertible Bonds & Notes
Banking & Finance	0	34,391	0	34,391
Municipal Bonds & Notes
California	0	19,571	0	19,571
Illinois	0	40,971	0	40,971
U.S. Government Agencies	0	1,210,466	0	1,210,466
U.S. Treasury Obligations	0	3,765,425	0	3,765,425
Mortgage-Backed Securities	100,649	9,799,646	654,009	10,554,304
Asset-Backed Securities	0	9,344,455	24,989	9,369,444
Sovereign Issues	0	2,211,412	0	2,211,412
Common Stocks
Financials	969	0	1,195	2,164
Health Care	184	0	0	184
Convertible Preferred Securities
Banking & Finance	0	1,401	0	1,401
Preferred Securities
Banking & Finance	24,920	65,344	0	90,264
Utilities	0	9,353	0	9,353
Short-Term Instruments
Repurchase Agreements	0	44,240	0	44,240
U.S. Treasury Bills	0	137,144	0	137,144
	$126,722	$37,800,793	$997,439	$38,924,954

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,353,105	$0	$0	$11,353,105

Total Investments	$11,479,827	$37,800,793	$997,439	$50,278,059

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	69

Schedule of Investments PIMCO Income Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(101,405)	$0	$(101,405)
U.S. Treasury Obligations	0	(240,762)	0	(240,762)
	$0	$(342,167)	$0	$(342,167)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,682	67,681	0	70,363
Over the counter	0	397,363	0	397,363
	$2,682	$465,044	$0	$467,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7,598)	0	(7,598)
Over the counter	0	(761,859)	0	(761,859)
	$0	$(769,457)	$0	$(769,457)

Totals	$11,482,509	$37,154,213	$997,439	$49,634,161

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$461,999	$0	$(384,835)	$(1,009)	$36,883	$(42,725)	$2,402	$0	$72,715	$1,991
Corporate Bonds & Notes
Banking & Finance	255,607	5,745	0	(145)	0	(29,946)	0	0	231,261	(29,946)
Industrials	67,602	0	(7,431)	(250)	(371)	(1,247)	0	(51,139)	7,164	(89)
Utilities	6,400	0	(159)	0	0	(135)	0	0	6,106	(130)
Mortgage-Backed Securities	902,831	0	(29,000)	1,364	236	32,575	1,099	(255,096)	654,009	18,479
Asset-Backed Securities	71,349	9,697	(19,745)	189	1,733	(1,982)	0	(36,252)	24,989	105
Common Stocks
Financials	0	1,748	0	0	0	(553)	0	0	1,195	(553)
Health Care	177	0	0	0	0	7	0	(184)	0	0

	$1,765,965	$17,190	$(441,170)	$149	$38,481	$(44,006)	$3,501	$(342,671)	$997,439	$(10,143)

Financial Derivative Instruments - Assets
Over the counter	21,842	0	(12,366)	0	0	(9,476)	0	0	0	0

Totals	$1,787,807	$17,190	$(453,536)	$149	$38,481	$(53,482)	$3,501	$(342,671)	$997,439	$(10,143)

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The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$7,984	Other Valuation Techniques (3)	—	—
	46,842	Proxy Pricing	Base Price	101.25-102.19
	17,889	Third Party Vendor	Broker Quote	87.25-99.81
Corporate Bonds & Notes
Banking & Finance	231,261	Proxy Pricing	Base Price	103.38
Industrials	7,164	Third Party Vendor	Broker Quote	104.13-108.88
Utilities	6,047	Proxy Pricing	Base Price	101.34
	59	Third Party Vendor	Broker Quote	100.00
Mortgage-Backed Securities	526,450	Proxy Pricing	Base Price	4.22-101.00
	127,559	Third Party Vendor	Broker Quote	75.75-87.13
Asset-Backed Securities	24,989	Proxy Pricing	Base Price	64.00-84.73
Common Stocks
Financials	1,195	Other Valuation Techniques (3)	—	—

Total	$997,439

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Income Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are

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translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes

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obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	75

Notes to Financial Statements (Cont.)

intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

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(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

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Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3

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Notes to Financial Statements (Cont.)

of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year)

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pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

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Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  The Fund may invest in payment in-kind securities (“PIKs”). PIKs may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or

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exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the

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Notes to Financial Statements (Cont.)

Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$77,599	$0	$(77,599)	$23	$(23)	$0	$6	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$8,097,467	$8,248,114	$(4,989,900)	$(20,908)	$18,332	$11,353,105	$23,315	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the

84	PIMCO INCOME FUND

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agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

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Notes to Financial Statements (Cont.)

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

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September 30, 2015

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

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Notes to Financial Statements (Cont.)

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or

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September 30, 2015

underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	89

Notes to Financial Statements (Cont.)

the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

90	PIMCO INCOME FUND

(Unaudited)

September 30, 2015

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	91

Notes to Financial Statements (Cont.)

risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the

92	PIMCO INCOME FUND

(Unaudited)

September 30, 2015

preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”) . In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	93

Notes to Financial Statements (Cont.)

coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.20%	0.30%	0.20%	0.29%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

94	PIMCO INCOME FUND

(Unaudited)

September 30, 2015

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	95

Notes to Financial Statements (Cont.)

attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Purchases	Sales
$883,979	$172,854

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may

96	PIMCO INCOME FUND

(Unaudited)

September 30, 2015

involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,392,061	$3,459,292	$6,958,017	$2,322,417

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2015		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	325,715	$4,026,036	664,734	$8,338,836
Class P	250,132	3,087,981	437,511	5,500,661
Administrative Class	5,160	63,631	11,262	141,927
Class D	167,230	2,068,446	301,747	3,790,695
Class A	111,255	1,373,922	206,898	2,598,898
Class C	91,666	1,132,095	159,980	2,009,822
Class R	4,429	54,581	4,735	59,266

Issued as reinvestment of distributions
Institutional Class	36,512	449,951	74,939	938,760
Class P	16,293	200,729	26,817	335,320
Administrative Class	368	4,523	477	5,960
Class D	16,079	198,147	31,760	397,480
Class A	10,933	134,724	22,210	278,040
Class C	7,655	94,339	15,601	195,165
Class R	237	2,916	381	4,769

Cost of shares redeemed
Institutional Class	(174,949)	(2,154,706)	(547,742)	(6,894,139)
Class P	(94,425)	(1,163,584)	(138,932)	(1,738,794)
Administrative Class	(3,588)	(44,258)	(5,806)	(72,822)
Class D	(91,341)	(1,127,553)	(163,608)	(2,047,125)
Class A	(57,263)	(706,098)	(158,422)	(1,994,856)
Class C	(38,045)	(469,559)	(66,800)	(837,877)
Class R	(1,035)	(12,792)	(1,708)	(21,408)
Net increase (decrease) resulting from Fund share transactions	583,018	$7,213,471	876,034	$10,988,578

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	97

Notes to Financial Statements (Cont.)

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

98	PIMCO INCOME FUND

(Unaudited)

September 30, 2015

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$51,214,730	$1,550,240	$(2,486,911)	$(936,671)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	99

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JPMorgan Securities, Inc.
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FOB	Credit Suisse Securities (USA) LLC	SAL	Citigroup Global Markets, Inc.
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
BRL	Brazilian Real	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	MXN	Mexican Peso
DKK	Danish Krone	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade
CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	MBS	Mortgage-Backed Security
BABs	Build America Bonds	PIK	Payment-in-Kind
BBR	Bank Bill Rate	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	RMBS	Residential Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	TBD	To Be Determined
CDO	Collateralized Debt Obligation	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
CMBS	Collateralized Mortgage-Backed Security
EURIBOR	Euro Interbank Offered Rate

100	PIMCO INCOME FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

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Approval of Investment Advisory Contract and Other Agreement (Cont.)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

102	PIMCO INCOME FUND

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

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Approval of Investment Advisory Contract and Other Agreement (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

104	PIMCO INCOME FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

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Approval of Investment Advisory Contract and Other Agreement (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

106	PIMCO INCOME FUND

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

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Approval of Investment Advisory Contract and Other Agreement (Cont.)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

108	PIMCO INCOME FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

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Approval of Investment Advisory Contract and Other Agreement (Cont.)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

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(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	111

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

112	PIMCO INCOME FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4013SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Low Duration Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO LOW DURATION FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

■	EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO LOW DURATION FUND

Important Information About the PIMCO Low Duration Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Low Duration Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C, and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO LOW DURATION FUND

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Low Duration Fund	05/11/87	05/11/87	04/30/08	01/03/95	04/08/98	01/13/97	01/13/97	12/31/02

For periods prior to the inception date of the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Low Duration Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	-0.70%	0.06%	1.80%	3.73%	5.81%
PIMCO Low Duration Fund Class P	-0.75%	-0.04%	1.69%	3.63%	5.74%
PIMCO Low Duration Fund Administrative Class	-0.82%	-0.19%	1.54%	3.48%	5.55%
PIMCO Low Duration Fund Class D	-0.84%	-0.23%	1.50%	3.43%	5.51%
PIMCO Low Duration Fund Class A	-0.87%	-0.28%	1.45%	3.34%	5.36%
PIMCO Low Duration Fund Class A (adjusted)	-3.10%	-2.52%	0.98%	3.11%	5.24%
PIMCO Low Duration Fund Class C	-1.02%	-0.57%	1.14%	2.95%	4.88%
PIMCO Low Duration Fund Class C (adjusted)	-1.99%	-1.53%	1.14%	2.95%	4.88%
PIMCO Low Duration Fund Class R	-0.99%	-0.52%	1.19%	3.09%	5.09%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.46%	1.16%	0.76%	2.54%	4.88%
Lipper Short Investment Grade Debt Funds Average	-0.09%	0.45%	1.39%	2.65%	4.92%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.46% for Institutional Class shares, 0.56% for Class P shares, 0.71% for Administrative Class shares, 0.75% for Class D shares, 0.80% for Class A shares, 1.10% for Class C shares and 1.05% for Class R shares.

8	PIMCO LOW DURATION FUND

Institutional Class - PTLDX	Class P - PLDPX	Administrative Class - PLDAX	Class D - PLDDX
Class A - PTLAX	Class C - PTLCX	Class R - PLDRX

Allocation Breakdown†

Corporate Bonds & Notes	39.0%
U.S. Government Agencies	16.1%
U.S. Treasury Obligations	15.6%
Mortgage-Backed Securities	11.0%
Asset-Backed Securities	8.2%
Sovereign Issues	7.7%
Short-Term Instruments‡	1.7%
Other	0.7%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Exposure to non-agency mortgage-backed securities positively contributed to performance, as prices on these securities generally rose during the reporting period.

»	Short exposure to the Brazilian real benefited performance, as this currency declined relative to the U.S. dollar during the reporting period.

»	Exposure to investment grade corporate securities detracted from performance, as this sector generated negative returns during the reporting period.
»	Exposure to high yield corporate securities detracted from performance, as this sector generated negative returns during the reporting period.

»	Exposure to German duration (or sensitivity to changes in interest rates) detracted from performance, as German yields generally increased over the reporting period.

»	Holdings of U.S. Treasury Inflation-Protected Securities detracted from performance, as breakeven inflation rates declined during the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period*	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$993.00	$2.44	$1,000.00	$1,022.55	$2.48	0.49%
Class P	1,000.00	992.50	2.94	1,000.00	1,022.05	2.98	0.59
Administrative Class	1,000.00	991.80	3.68	1,000.00	1,021.30	3.74	0.74
Class D	1,000.00	991.60	3.88	1,000.00	1,021.10	3.94	0.78
Class A	1,000.00	991.30	4.13	1,000.00	1,020.85	4.19	0.83
Class C	1,000.00	989.80	5.62	1,000.00	1,019.35	5.70	1.13
Class R	1,000.00	990.10	5.37	1,000.00	1,019.60	5.45	1.08

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO LOW DURATION FUND

Benchmark Descriptions

Index	Description

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Low Duration Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Institutional Class
04/01/2015 - 09/30/2015+	$10.09	$0.13	$(0.20)	$(0.07)	$(0.15)	$0.00
03/31/2015	10.34	0.14	(0.02)	0.12	(0.37)	0.00
03/31/2014	10.50	0.11	(0.10)	0.01	(0.16)	(0.01)
03/31/2013	10.40	0.15	0.35	0.50	(0.29)	(0.11)
03/31/2012	10.44	0.19	0.05	0.24	(0.28)	0.00
03/31/2011	10.44	0.21	0.22	0.43	(0.24)	(0.19)
Class P
04/01/2015 - 09/30/2015+	10.09	0.12	(0.19)	(0.07)	(0.15)	0.00
03/31/2015	10.34	0.13	(0.02)	0.11	(0.36)	0.00
03/31/2014	10.50	0.10	(0.10)	0.00	(0.15)	(0.01)
03/31/2013	10.40	0.14	0.34	0.48	(0.27)	(0.11)
03/31/2012	10.44	0.18	0.05	0.23	(0.27)	0.00
03/31/2011	10.44	0.20	0.22	0.42	(0.23)	(0.19)
Administrative Class
04/01/2015 - 09/30/2015+	10.09	0.12	(0.20)	(0.08)	(0.14)	0.00
03/31/2015	10.34	0.12	(0.02)	0.10	(0.35)	0.00
03/31/2014	10.50	0.09	(0.10)	(0.01)	(0.14)	(0.01)
03/31/2013	10.40	0.13	0.34	0.47	(0.26)	(0.11)
03/31/2012	10.44	0.16	0.06	0.22	(0.26)	0.00
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)
Class D
04/01/2015 - 09/30/2015+	10.09	0.11	(0.19)	(0.08)	(0.14)	0.00
03/31/2015	10.34	0.11	(0.02)	0.09	(0.34)	0.00
03/31/2014	10.50	0.09	(0.11)	(0.02)	(0.13)	(0.01)
03/31/2013	10.40	0.12	0.34	0.46	(0.25)	(0.11)
03/31/2012	10.44	0.16	0.05	0.21	(0.25)	0.00
03/31/2011	10.44	0.18	0.22	0.40	(0.21)	(0.19)

Please see footnotes on page 14.

12	PIMCO LOW DURATION FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.15)	$9.87	(0.70)%	$7,394,540	0.49	%*	0.49	%*	0.46	%*	0.46	%*	2.54	%*	68%
(0.37)	10.09	1.22	8,159,144	0.46		0.46		0.46		0.46		1.37		110
(0.17)	10.34	0.09	14,841,581	0.46		0.46		0.46		0.46		1.11		248
(0.40)	10.50	4.76	15,017,652	0.46		0.46		0.46		0.46		1.44		445
(0.28)	10.40	2.36	13,180,746	0.46		0.46		0.46		0.46		1.81		437
(0.43)	10.44	4.15	13,350,275	0.46		0.46		0.46		0.46		1.99		461

(0.15)	9.87	(0.75)	963,454	0.59	*	0.59	*	0.56	*	0.56	*	2.45	*	68
(0.36)	10.09	1.12	1,149,185	0.56		0.56		0.56		0.56		1.27		110
(0.16)	10.34	(0.01)	2,338,918	0.56		0.56		0.56		0.56		1.01		248
(0.38)	10.50	4.66	2,097,525	0.56		0.56		0.56		0.56		1.36		445
(0.27)	10.40	2.26	928,142	0.56		0.56		0.56		0.56		1.71		437
(0.42)	10.44	4.04	806,915	0.56		0.56		0.56		0.56		1.92		461

(0.14)	9.87	(0.82)	222,913	0.74	*	0.74	*	0.71	*	0.71	*	2.31	*	68
(0.35)	10.09	0.97	302,533	0.71		0.71		0.71		0.71		1.12		110
(0.15)	10.34	(0.16)	522,884	0.71		0.71		0.71		0.71		0.87		248
(0.37)	10.50	4.50	710,182	0.71		0.71		0.71		0.71		1.21		445
(0.26)	10.40	2.10	478,181	0.71		0.71		0.71		0.71		1.56		437
(0.40)	10.44	3.89	850,731	0.71		0.71		0.71		0.71		1.74		461

(0.14)	9.87	(0.84)	966,393	0.78	*	0.78	*	0.75	*	0.75	*	2.25	*	68
(0.34)	10.09	0.93	1,097,885	0.75		0.75		0.75		0.75		1.08		110
(0.14)	10.34	(0.20)	1,711,864	0.75		0.75		0.75		0.75		0.83		248
(0.36)	10.50	4.46	2,053,619	0.75		0.75		0.75		0.75		1.15		445
(0.25)	10.40	2.06	1,756,751	0.75		0.75		0.75		0.75		1.52		437
(0.40)	10.44	3.85	1,783,728	0.75		0.75		0.75		0.75		1.72		461

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO Low Duration Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Class A
04/01/2015 - 09/30/2015+	$10.09	$0.11	$(0.20)	$(0.09)	$(0.13)	$0.00
03/31/2015	10.34	0.11	(0.02)	0.09	(0.34)	0.00
03/31/2014	10.50	0.08	(0.10)	(0.02)	(0.13)	(0.01)
03/31/2013	10.40	0.12	0.34	0.46	(0.25)	(0.11)
03/31/2012	10.44	0.15	0.06	0.21	(0.25)	0.00
03/31/2011	10.44	0.17	0.21	0.38	(0.19)	(0.19)
Class C
04/01/2015 - 09/30/2015+	10.09	0.10	(0.20)	(0.10)	(0.12)	0.00
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)
03/31/2013	10.40	0.08	0.35	0.43	(0.22)	(0.11)
03/31/2012	10.44	0.12	0.06	0.18	(0.22)	0.00
03/31/2011	10.44	0.14	0.21	0.35	(0.16)	(0.19)
Class R
04/01/2015 - 09/30/2015+	10.09	0.10	(0.20)	(0.10)	(0.12)	0.00
03/31/2015	10.34	0.08	(0.02)	0.06	(0.31)	0.00
03/31/2014	10.50	0.05	(0.10)	(0.05)	(0.10)	(0.01)
03/31/2013	10.40	0.09	0.34	0.43	(0.22)	(0.11)
03/31/2012	10.44	0.13	0.05	0.18	(0.22)	0.00
03/31/2011	10.44	0.15	0.21	0.36	(0.17)	(0.19)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.55%.

14	PIMCO LOW DURATION FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.13)	$9.87	(0.87)%	$1,257,235	0.83	%*	0.83	%*	0.80	%*	0.80	%*	2.21	%*	68%
(0.34)	10.09	0.88	1,508,086	0.80		0.80		0.80		0.80		1.04		110
(0.14)	10.34	(0.25)	3,043,735	0.80		0.80		0.80		0.80		0.78		248
(0.36)	10.50	4.41	3,713,284	0.80		0.80		0.80		0.80		1.10		445
(0.25)	10.40	2.01	3,394,040	0.80	(c)	0.80	(c)	0.80	(c)	0.80	(c)	1.47		437
(0.38)	10.44	3.74	3,439,969	0.85		0.85		0.85		0.85		1.61		461

(0.12)	9.87	(1.02)	618,823	1.13	*	1.13	*	1.10	*	1.10	*	1.91	*	68
(0.31)	10.09	0.58	700,338	1.10		1.10		1.10		1.10		0.74		110
(0.11)	10.34	(0.55)	959,812	1.10		1.10		1.10		1.10		0.47		248
(0.33)	10.50	4.10	1,036,641	1.10		1.10		1.10		1.10		0.80		445
(0.22)	10.40	1.70	990,380	1.10	(c)	1.10	(c)	1.10	(c)	1.10	(c)	1.17		437
(0.35)	10.44	3.43	1,014,588	1.15		1.15		1.15		1.15		1.31		461

(0.12)	9.87	(0.99)	96,129	1.08	*	1.08	*	1.05	*	1.05	*	1.95	*	68
(0.31)	10.09	0.63	105,708	1.05		1.05		1.05		1.05		0.79		110
(0.11)	10.34	(0.50)	135,958	1.05		1.05		1.05		1.05		0.53		248
(0.33)	10.50	4.15	131,888	1.05		1.05		1.05		1.05		0.85		445
(0.22)	10.40	1.76	116,496	1.05	(c)	1.05	(c)	1.05	(c)	1.05	(c)	1.22		437
(0.36)	10.44	3.49	96,283	1.10		1.10		1.10		1.10		1.41		461

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO Low Duration Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$14,645,258
Investments in Affiliates	2,386
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,979
Over the counter	660,751
Cash	4,656
Deposits with counterparty	16,952
Foreign currency, at value	19,090
Receivable for investments sold~	604,892
Receivable for Fund shares sold	9,126
Interest and dividends receivable	56,937
Dividends receivable from Affiliates	16
Total Assets	16,026,043
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,332,668
Payable for sale-buyback transactions	145,534
Payable for short sales	25,227
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,679
Over the counter	160,302
Payable for Investments purchased~	2,252,987
Payable for investments in Affiliates purchased	16
Deposits from counterparty	530,581
Payable for Fund shares redeemed	49,595
Dividends payable	2,404
Accrued investment advisory fees	2,424
Accrued supervisory and administrative fees	2,296
Accrued distribution fees	419
Accrued servicing fees	409
Other liabilities	15
Total Liabilities	4,506,556

Net Assets	$11,519,487
Net Assets Consist of:
Paid in capital	$12,176,758
(Overdistributed) net investment income	(415,442)
Accumulated undistributed net realized (loss)	(364,881)
Net unrealized appreciation	123,052
$11,519,487

Cost of Investments in securities	$14,919,368
Cost of Investments in Affiliates	$2,386
Cost of Foreign Currency Held	$19,110
Proceeds Received on Short Sales	$25,237
Cost or Premiums of Financial Derivative Instruments, net	$(11,450)

* Includes repurchase agreements of:	$6,633

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO LOW DURATION FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$7,394,540
Class P	963,454
Administrative Class	222,913
Class D	966,393
Class A	1,257,235
Class C	618,823
Class R	96,129
Shares Issued and Outstanding:
Institutional Class	749,025
Class P	97,593
Administrative Class	22,580
Class D	97,891
Class A	127,352
Class C	62,684
Class R	9,737
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$9.87
Class P	9.87
Administrative Class	9.87
Class D	9.87
Class A	9.87
Class C	9.87
Class R	9.87

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO Low Duration Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$190,808
Dividends	346
Dividends from Investments in Affiliates	205
Total Income	191,359

Expenses:
Investment advisory fees	15,786
Supervisory and administrative fees	14,957
Distribution and/or servicing fees - Administrative Class	313
Distribution and/or servicing fees - Class D	1,283
Distribution fees - Class C	986
Distribution fees - Class R	126
Servicing fees - Class A	1,711
Servicing fees - Class C	822
Servicing fees - Class R	126
Trustee fees	12
Interest expense	1,658
Total Expenses	37,780

Net Investment Income	153,579

Net Realized Gain (Loss):
Investments in securities	(316,014)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	(52,806)
Over the counter financial derivative instruments	162,322
Foreign currency	6,685

Net Realized (Loss)	(199,817)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	106,135
Exchange-traded or centrally cleared financial derivative instruments	(40,939)
Over the counter financial derivative instruments	(105,474)
Foreign currency assets and liabilities	151

Net Change in Unrealized (Depreciation)	(40,127)

Net (Decrease) in Net Assets Resulting from Operations	$(86,365)

* Foreign tax withholdings	$14

18	PIMCO LOW DURATION FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Low Duration Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$153,579	$242,879
Net realized (loss)	(199,817)	(51,430)
Net change in unrealized appreciation (depreciation)	(40,127)	15,087

Net increase (decrease) in net assets resulting from operations	(86,365)	206,536

Distributions to Shareholders:
From net investment income
Institutional Class	(122,793)	(396,168)
Class P	(15,541)	(54,345)
Administrative Class	(3,464)	(12,860)
Class D	(13,940)	(44,242)
Class A	(18,272)	(65,763)
Class B	0	(49)^
Class C	(7,793)	(23,527)
Class R	(1,223)	(3,945)

Total Distributions(a)	(183,026)	(600,899)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(1,234,001)	(10,141,064)

Total (Decrease) in Net Assets	(1,503,392)	(10,535,427)

Net Assets:
Beginning of period	13,022,879	23,558,306
End of period*	$11,519,487	$13,022,879

* Including (overdistributed) net investment income of:	$(415,442)	$(385,995)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
**	See Note 12 in the Notes to Financial Statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Schedule of Investments PIMCO Low Duration Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.2%

BANK LOAN OBLIGATIONS 0.4%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$1,447	$1,443
CSC Holdings, Inc.
2.694% due 04/17/2020		4,945	4,924
HCA, Inc.
3.077% due 05/01/2018		1,865	1,866
MGM Resorts International
3.500% due 12/20/2019		7,819	7,769
NRG Energy, Inc.
2.750% due 07/02/2018		14,350	14,096
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		2,297	2,299
SunGard Data Systems, Inc.
4.000% due 03/08/2020		12,328	12,341

Total Bank Loan Obligations (Cost $45,217)			44,738

CORPORATE BONDS & NOTES 49.5%

BANKING & FINANCE 28.0%
ABN AMRO Bank NV
1.800% due 06/04/2018		28,900	28,901
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		39,000	38,513
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		30,000	29,600
2.750% due 01/30/2017		49,475	49,222
2.967% due 07/18/2016		775	777
3.125% due 01/15/2016		18,355	18,309
3.500% due 07/18/2016		6,445	6,469
5.500% due 02/15/2017		7,894	8,111
American International Group, Inc.
5.050% due 10/01/2015		20,000	20,000
American Tower Corp.
2.800% due 06/01/2020		50,200	50,154
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,700	1,970
Banco do Brasil S.A.
4.500% due 01/20/2016		4,900	5,485
Banco Santander Chile
1.887% due 01/19/2016		$1,200	1,202
Bank of America Corp.
0.651% due 08/15/2016		13,400	13,354
1.196% due 04/01/2019		73,700	73,813
1.389% due 03/22/2018		10,600	10,667
2.000% due 01/11/2018		4,200	4,218
2.650% due 04/01/2019		19,700	19,940
5.420% due 03/15/2017		1,000	1,050
5.650% due 05/01/2018		25,633	27,978

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 12/01/2017		$8,700	$9,409
6.400% due 08/28/2017		6,150	6,677
6.500% due 08/01/2016		107,895	112,711
7.800% due 09/15/2016		1,000	1,058
8.950% due 05/18/2017		180	190
Bank of America N.A.
0.637% due 06/15/2017		8,300	8,247
Bankia S.A.
0.181% due 01/25/2016	EUR	16,100	17,960
4.375% due 02/14/2017		5,400	6,294
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	3,700	7,213
BB&T Corp.
1.004% due 01/15/2020		$38,300	38,055
BBVA Banco Continental S.A.
2.250% due 07/29/2016		1,500	1,509
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,250	20,503
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		15,400	15,409
Bear Stearns Cos. LLC
0.723% due 11/21/2016		14,120	14,096
6.400% due 10/02/2017		9,100	9,925
7.250% due 02/01/2018		1,800	2,016
BPCE S.A.
0.894% due 11/18/2016		4,500	4,505
0.936% due 06/23/2017		3,300	3,293
1.386% due 03/06/2017	GBP	18,400	27,923
1.625% due 02/10/2017		$15,600	15,658
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		7,300	7,332
CIT Group, Inc.
4.250% due 08/15/2017		78,174	79,347
5.000% due 05/15/2017		32,467	33,258
Citigroup, Inc.
0.603% due 06/09/2016		3,100	3,085
0.629% due 05/31/2017	EUR	200	223
1.177% due 07/30/2018		$128,500	128,515
1.237% due 11/30/2017	EUR	5,000	5,586
1.255% due 07/25/2016		$59,200	59,385
1.350% due 03/10/2017		26,100	26,061
6.125% due 05/15/2018		2,300	2,544
Credit Agricole S.A.
1.089% due 04/15/2019		8,100	8,079
1.302% due 06/10/2020		69,800	69,860
Credit Suisse
0.984% due 01/29/2018		10,500	10,474
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	824
1.570% due 02/14/2018		1,000,000	8,132
2.375% due 05/25/2016		$72,700	72,893
5.500% due 05/25/2016		7,800	7,970

20	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 06/26/2017	$43,042	$45,399
Export-Import Bank of India
2.477% due 03/30/2016	1,500	1,506
First Horizon National Corp.
5.375% due 12/15/2015	15,600	15,735
Ford Motor Credit Co. LLC
0.761% due 11/08/2016	5,000	4,971
1.237% due 06/15/2018	31,000	30,635
1.239% due 11/04/2019	53,500	51,938
3.000% due 06/12/2017	29,000	29,472
3.984% due 06/15/2016	21,875	22,267
5.000% due 05/15/2018	14,811	15,762
5.750% due 02/01/2021	6,300	7,086
6.625% due 08/15/2017	2,350	2,538
8.000% due 12/15/2016	41,285	44,402
GATX Financial Corp.
5.800% due 03/01/2016	1,200	1,223
General Motors Financial Co., Inc.
1.643% due 04/10/2018	17,900	17,893
1.849% due 01/15/2020	38,700	38,281
3.000% due 09/25/2017	41,500	41,974
3.200% due 07/13/2020	17,400	17,207
4.750% due 08/15/2017	15,845	16,446
Goldman Sachs Group, Inc.
1.421% due 11/15/2018	15,600	15,706
1.454% due 04/23/2020	69,700	69,958
1.497% due 04/30/2018	18,405	18,574
1.925% due 11/29/2023	55,700	56,135
5.375% due 03/15/2020	5,000	5,581
6.000% due 06/15/2020	9,033	10,388
7.500% due 02/15/2019	4,200	4,911
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017	3,200	3,265
HBOS PLC
1.032% due 09/06/2017	32,300	32,118
HCP, Inc.
6.300% due 09/15/2016	1,000	1,044
Hospitality Properties Trust
6.300% due 06/15/2016	7,500	7,566
HSBC Finance Corp.
0.754% due 06/01/2016	50,248	50,165
HSBC USA, Inc.
0.924% due 11/13/2019	69,300	68,696
2.375% due 11/13/2019	20,400	20,369
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017	56,500	56,338
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	9,310	9,547
Industrial Bank of Korea
2.375% due 07/17/2017	13,800	13,998
3.750% due 09/29/2016	59,200	60,737
ING Bank NV
2.050% due 08/17/2018	25,700	25,834

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
5.750% due 05/15/2016		$21,030	$21,372
6.750% due 09/01/2016		12,950	13,419
7.125% due 09/01/2018		200	221
Intesa Sanpaolo SpA
2.375% due 01/13/2017		21,080	21,160
3.125% due 01/15/2016		7,200	7,239
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	1,952
JPMorgan Chase & Co.
0.774% due 11/18/2016		$19,400	19,397
0.834% due 03/01/2018		18,000	17,905
1.068% due 05/30/2017	GBP	35,100	52,407
1.249% due 01/23/2020		$38,800	38,961
6.000% due 01/15/2018		21,285	23,266
6.300% due 04/23/2019		3,300	3,754
JPMorgan Chase Bank N.A.
0.666% due 06/13/2016		1,300	1,297
5.375% due 09/28/2016	GBP	9,800	15,353
6.000% due 10/01/2017		$11,000	11,890
KEB Hana Bank
4.000% due 11/03/2016		4,500	4,628
Kookmin Bank
1.170% due 01/27/2017		71,010	71,292
1.375% due 01/15/2016		7,000	7,007
1.536% due 10/11/2016		1,000	1,006
LeasePlan Corp. NV
2.500% due 05/16/2018		2,000	2,006
3.000% due 10/23/2017		7,025	7,153
Lloyds Bank PLC
0.859% due 05/14/2018		53,100	52,833
2.000% due 08/17/2018		35,200	35,353
Macquarie Bank Ltd.
1.414% due 07/29/2020		56,500	56,754
Macquarie Group Ltd.
4.875% due 08/10/2017		3,000	3,149
Morgan Stanley
5.550% due 04/27/2017		200	212
6.625% due 04/01/2018		6,000	6,684
MUFG Americas Holdings Corp.
0.881% due 02/09/2018		19,100	19,132
MUFG Union Bank N.A.
0.704% due 05/05/2017		67,500	67,288
1.076% due 09/26/2016		26,400	26,440
Murray Street Investment Trust
4.647% due 03/09/2017		6,712	7,001
National City Bank
0.687% due 12/15/2016		8,090	8,062
0.702% due 06/07/2017		7,950	7,908
Navient Corp.
6.000% due 01/25/2017		31,100	31,333
6.250% due 01/25/2016		8,819	8,913

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nordea Bank AB
1.174% due 09/17/2018		$6,000	$6,027
Novo Banco S.A.
4.000% due 01/21/2019	EUR	1,000	1,039
5.875% due 11/09/2015		4,500	5,016
Pacific Life Global Funding
2.315% due 06/02/2018		$7,450	7,227
Preferred Term Securities Ltd.
0.884% due 03/24/2034		838	679
Pricoa Global Funding
1.350% due 08/18/2017		18,100	18,053
QNB Finance Ltd.
3.375% due 02/22/2017		8,000	8,198
Santander Bank N.A.
1.216% due 01/12/2018		36,300	36,206
Santander Issuances S.A.U.
5.911% due 06/20/2016		1,600	1,638
Shinhan Bank
0.934% due 04/08/2017		68,275	68,249
SLM Student Loan Trust
0.512% due 12/15/2033	EUR	725	728
Springleaf Finance Corp.
5.400% due 12/01/2015		$3,550	3,554
6.500% due 09/15/2017		5,000	5,200
6.900% due 12/15/2017		13,625	14,272
Sumitomo Mitsui Banking Corp.
0.869% due 01/16/2018		18,500	18,423
Synchrony Financial
1.530% due 02/03/2020		40,200	39,739
UBS AG
0.884% due 06/01/2017		35,000	34,989
5.875% due 07/15/2016		6,977	7,224
Vesey Street Investment Trust
4.404% due 09/01/2016		14,523	14,914
Wachovia Corp.
0.659% due 10/15/2016		38,570	38,513
WEA Finance LLC
1.750% due 09/15/2017		7,700	7,652
Wells Fargo & Co.
0.755% due 04/22/2019		7,000	6,977
1.175% due 07/22/2020		19,500	19,586

			3,229,467

INDUSTRIALS 15.0%
AbbVie, Inc.
1.750% due 11/06/2017		2,700	2,709
Actavis Funding SCS
1.416% due 03/12/2018		15,500	15,452
1.591% due 03/12/2020		33,200	32,927
2.450% due 06/15/2019		3,821	3,832

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Actavis, Inc.
1.875% due 10/01/2017		$12,630	$12,605
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		16,100	16,006
Amgen, Inc.
0.709% due 05/22/2017		35,000	34,908
2.200% due 05/22/2019		8,610	8,644
2.500% due 11/15/2016		29,600	30,063
Anglo American Capital PLC
2.625% due 04/03/2017		1,600	1,527
Aviation Capital Group Corp.
3.875% due 09/27/2016		200	202
Barrick Gold Corp.
6.950% due 04/01/2019		1,950	2,185
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,518
BAT International Finance PLC
0.847% due 06/15/2018		$60,100	60,023
1.850% due 06/15/2018		10,700	10,757
Baxter International, Inc.
5.375% due 06/01/2018		1,000	1,084
Becton Dickinson and Co.
0.787% due 06/15/2016		79,200	79,183
1.800% due 12/15/2017		15,300	15,375
2.675% due 12/15/2019		6,900	6,989
Boston Scientific Corp.
2.650% due 10/01/2018		1,000	1,013
2.850% due 05/15/2020		4,600	4,604
3.375% due 05/15/2022		4,100	4,103
5.125% due 01/12/2017		7,500	7,833
Canadian Natural Resources Ltd.
0.702% due 03/30/2016		12,000	11,975
1.750% due 01/15/2018		9,600	9,495
Cardinal Health, Inc.
1.950% due 06/15/2018		3,200	3,206
CCO Safari LLC
3.579% due 07/23/2020		22,900	22,753
4.464% due 07/23/2022		4,300	4,305
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,507
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015		2,797	2,814
ConAgra Foods, Inc.
5.819% due 06/15/2017		1,190	1,273
ConocoPhillips Co.
1.221% due 05/15/2022		22,300	22,249
Cox Communications, Inc.
9.375% due 01/15/2019		3,406	4,058
CSX Corp.
7.900% due 05/01/2017		15,500	17,082
Daimler Finance North America LLC
0.682% due 03/10/2017		97,800	97,056

22	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.749% due 03/02/2018		$6,200	$6,128
2.000% due 08/03/2018		40,000	39,436
2.375% due 08/01/2018		5,125	5,135
DISH DBS Corp.
4.625% due 07/15/2017		31,000	31,020
Dominion Gas Holdings LLC
2.500% due 12/15/2019		17,700	17,914
ERAC USA Finance LLC
6.200% due 11/01/2016		1,100	1,155
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		12,000	10,849
General Motors Co.
3.500% due 10/02/2018		4,000	4,042
Georgia-Pacific LLC
2.539% due 11/15/2019		37,500	37,726
Gilead Sciences, Inc.
1.850% due 09/04/2018		14,500	14,609
2.350% due 02/01/2020		6,700	6,742
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,000
HCA, Inc.
6.500% due 02/15/2016		2,850	2,889
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	25,500	24,148
Hewlett Packard Enterprise Co.
2.066% due 10/05/2017 (b)		$24,800	24,800
2.450% due 10/05/2017 (b)		36,300	36,280
Humana, Inc.
7.200% due 06/15/2018		8,800	10,022
Hyundai Capital America
1.875% due 08/09/2016		12,191	12,251
2.125% due 10/02/2017		420	422
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		9,103	9,104
Intel Corp.
2.450% due 07/29/2020		5,000	5,070
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019		922	908
9.000% due 02/01/2019		3,825	4,522
Kinder Morgan, Inc.
3.050% due 12/01/2019		21,005	20,644
7.000% due 06/15/2017		16,582	17,684
7.250% due 06/01/2018		5,070	5,609
KLA-Tencor Corp.
2.375% due 11/01/2017		3,000	3,017
3.375% due 11/01/2019		1,100	1,130
Korea National Oil Corp.
4.000% due 10/27/2016		56,100	57,786
Kraft Heinz Foods Co.
2.000% due 07/02/2018		3,100	3,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Louisiana-Pacific Corp.
7.500% due 06/01/2020	$4,600	$4,795
Lowe’s Cos., Inc.
0.936% due 09/14/2018	5,600	5,624
Masco Corp.
6.125% due 10/03/2016	400	417
McKesson Corp.
1.292% due 03/10/2017	3,900	3,894
Medtronic, Inc.
1.137% due 03/15/2020	45,000	44,814
1.375% due 04/01/2018	18,850	18,830
3.150% due 03/15/2022	4,500	4,569
Merck & Co., Inc.
0.686% due 02/10/2020	33,600	33,368
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	14,186	15,813
MGM Resorts International
6.875% due 04/01/2016	2,908	2,962
7.500% due 06/01/2016	43,230	44,527
10.000% due 11/01/2016	565	606
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,000	1,902
Mylan, Inc.
2.550% due 03/28/2019	15,275	15,063
NBCUniversal Enterprise, Inc.
0.826% due 04/15/2016	1,600	1,602
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	7,700	7,700
1.800% due 03/15/2018	1,800	1,807
1.950% due 09/12/2017	1,200	1,214
2.350% due 03/04/2019	3,475	3,523
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	2,297	2,409
Olin Corp.
6.750% due 06/15/2016	15,000	15,439
ONEOK Partners LP
2.000% due 10/01/2017	450	447
Pearson Dollar Finance PLC
6.250% due 05/06/2018	2,500	2,747
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,224	5,736
QUALCOMM, Inc.
3.000% due 05/20/2022	30,700	30,302
Reynolds American, Inc.
2.300% due 06/12/2018	10,800	10,924
Rock-Tenn Co.
4.450% due 03/01/2019	3,155	3,363
RPM International, Inc.
6.500% due 02/15/2018	1,600	1,756
SABIC Capital BV
3.000% due 11/02/2015	2,300	2,301

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SABMiller Holdings, Inc.
2.200% due 08/01/2018		$13,400	$13,529
2.450% due 01/15/2017		3,300	3,345
3.750% due 01/15/2022		3,200	3,285
SABMiller PLC
6.500% due 07/15/2018		1,950	2,175
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	60,484
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		1,900	2,002
Southwestern Energy Co.
3.300% due 01/23/2018		5,200	5,112
4.050% due 01/23/2020		15,650	15,577
4.950% due 01/23/2025		2,400	2,140
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017		45,000	44,857
3.192% due 04/27/2018		500	512
3.992% due 02/16/2016		2,000	2,021
5.375% due 02/02/2018	GBP	12,600	20,424
6.421% due 06/20/2016		$27,240	28,214
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016		4,550	4,593
Time Warner Cable, Inc.
5.850% due 05/01/2017		14,382	15,227
6.750% due 07/01/2018		1,300	1,448
8.250% due 04/01/2019		5,921	6,912
8.750% due 02/14/2019		2,413	2,836
UAL Pass-Through Trust
10.400% due 05/01/2018		426	457
UnitedHealth Group, Inc.
0.744% due 01/17/2017		10,000	10,003
1.400% due 12/15/2017		7,600	7,595
1.450% due 07/17/2017		10,400	10,452
1.900% due 07/16/2018		11,000	11,119
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		600	27
Volkswagen Group of America Finance LLC
0.773% due 11/20/2017		33,300	30,941
2.450% due 11/20/2019		19,500	18,242
VW Credit, Inc.
0.746% due 06/26/2017		50,000	48,301
Walgreens Boots Alliance, Inc.
0.774% due 05/18/2016		37,500	37,483
1.750% due 11/17/2017		13,500	13,557
Whirlpool Corp.
1.650% due 11/01/2017		9,000	9,032
Woodside Finance Ltd.
3.650% due 03/05/2025		4,600	4,178

			1,729,998

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 6.5%
AT&T, Inc.
0.747% due 03/30/2017	$75,400	$75,117
1.257% due 06/30/2020	34,500	34,254
2.950% due 05/15/2016	26,177	26,493
3.000% due 06/30/2022	6,100	5,961
BP Capital Markets PLC
4.750% due 03/10/2019	3,300	3,611
Consumers Energy Co.
6.700% due 09/15/2019	2,700	3,169
Dayton Power & Light Co.
1.875% due 09/15/2016	11,400	11,410
DTE Energy Co.
2.400% due 12/01/2019	14,400	14,504
Electricite de France S.A.
6.500% due 01/26/2019	800	917
Exelon Corp.
1.550% due 06/09/2017	4,700	4,694
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	4,000	4,235
KT Corp.
1.750% due 04/22/2017	40,100	40,175
Ooredoo International Finance Ltd.
3.375% due 10/14/2016	21,600	21,997
Petrobras Global Finance BV
1.953% due 05/20/2016	98,500	93,083
2.694% due 03/17/2017	4,050	3,493
3.250% due 03/17/2017	1,300	1,151
3.500% due 02/06/2017	1,300	1,159
3.875% due 01/27/2016	17,300	17,019
4.375% due 05/20/2023	6,000	3,930
Plains All American Pipeline LP
8.750% due 05/01/2019	5,446	6,502
Qwest Corp.
7.200% due 11/10/2026	5,550	5,573
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016	2,722	2,796
Sprint Communications, Inc.
9.125% due 03/01/2017	72,852	73,967
Talen Energy Supply LLC
6.200% due 05/15/2016	5,145	5,190
Verizon Communications, Inc.
0.733% due 06/09/2017	111,907	111,506
1.867% due 09/15/2016	7,650	7,724
2.086% due 09/14/2018	72,182	74,269
2.500% due 09/15/2016	93,535	94,842

		748,741

Total Corporate Bonds & Notes (Cost $5,744,614)		5,708,206

24	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%
NB Finance Ltd.
3.500% due 12/06/2015	$5,000	$4,975

Total Convertible Bonds & Notes (Cost $4,980)		4,975

MUNICIPAL BONDS & NOTES 0.4%

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	713
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	44,990	44,922

		45,635

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	3,728	3,717

Total Municipal Bonds & Notes (Cost $49,898)		49,352

U.S. GOVERNMENT AGENCIES 20.4%
Fannie Mae
0.254% due 12/25/2036	1,622	1,588
0.314% due 06/25/2034	410	404
0.394% due 10/27/2037	82,475	82,032
0.494% due 03/25/2037	2,784	2,791
0.544% due 03/25/2037 - 03/25/2044	5,672	5,703
0.554% due 03/25/2037	247	249
0.574% due 07/25/2037	3,732	3,755
0.594% due 06/25/2032 - 09/25/2035	418	420
0.664% due 07/25/2037 - 12/25/2040	5,095	5,124
0.694% due 05/25/2039 - 09/25/2041	64,542	65,021
0.794% due 04/25/2022	2	2
0.844% due 12/25/2037	3,682	3,719
0.894% due 10/25/2037	11,106	11,289
0.922% due 11/01/2021	4,257	4,290
0.944% due 03/25/2038 - 11/25/2039	2,782	2,834
1.000% due 01/25/2043	4,915	4,845
1.044% due 02/25/2040	2,774	2,833
1.364% due 03/01/2035	331	353
1.375% due 01/01/2021	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.383% due 07/01/2042 - 07/01/2044	$926	$951
1.433% due 09/01/2041	73	75
1.583% due 10/01/2030 - 11/01/2039	806	822
1.860% due 03/01/2035	3,870	4,037
1.875% due 07/01/2017	4	4
1.880% due 10/01/2034	1,181	1,238
1.893% due 11/01/2034	356	376
1.900% due 06/01/2017	1	1
1.930% due 08/01/2017	1	1
1.936% due 07/01/2018	2	2
1.937% due 07/01/2017	3	3
1.943% due 01/01/2035	2,210	2,340
1.998% due 11/01/2017	5	5
2.106% due 05/01/2035	522	551
2.187% due 09/01/2035	105	112
2.189% due 04/01/2034	424	446
2.201% due 07/01/2035	1,732	1,832
2.257% due 05/01/2035	2,131	2,260
2.272% due 10/01/2035	2,784	2,980
2.277% due 12/01/2033	188	200
2.316% due 09/01/2035	2,640	2,799
2.339% due 10/01/2024	87	89
2.343% due 11/01/2027 - 07/01/2035	2,321	2,466
2.349% due 03/01/2024	99	100
2.367% due 08/01/2035	2,773	2,939
2.372% due 06/01/2022	2	2
2.373% due 03/01/2035	408	432
2.379% due 08/01/2029	308	324
2.402% due 02/01/2028	66	68
2.428% due 09/01/2032	573	612
2.474% due 01/01/2024	56	57
2.483% due 04/01/2024	31	32
2.490% due 08/01/2035	768	819
2.500% due 05/25/2028 (a)	27,611	2,475
2.508% due 06/01/2035	394	416
2.668% due 07/25/2017	45	45
2.683% due 06/01/2035	448	479
2.865% due 12/01/2017	2	2
3.000% due 08/25/2042	244	244
4.000% due 10/01/2045 - 11/01/2045	678,000	722,437
4.250% due 05/25/2033	1,077	1,140
4.320% due 12/01/2036	73	78
4.437% due 02/01/2028	3	3
4.500% due 08/01/2018 - 11/01/2045	826,340	895,944
4.516% due 01/01/2028	14	15
4.528% due 09/01/2034	59	63
4.695% due 04/01/2018	74	74
5.000% due 12/25/2017 - 11/01/2045	13,628	15,047
5.390% due 11/01/2035	33	35
5.500% due 10/01/2017 - 08/25/2034	35,321	39,429

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.763% due 12/25/2042	$1,772	$2,030
5.856% due 10/25/2042 (a)	57,734	12,243
5.956% due 11/25/2042 (a)	76,888	13,756
6.000% due 05/01/2016 - 10/01/2045	44,683	49,675
6.306% due 02/25/2037 (a)	19,735	3,308
6.456% due 01/25/2042 (a)	5,628	933
6.500% due 07/25/2023 - 03/01/2038	5,685	6,574
7.000% due 04/01/2034	40	49
7.536% due 01/25/2043	6,491	7,013
8.000% due 11/25/2023 - 11/01/2031	797	987
8.500% due 04/01/2025	60	69
8.800% due 01/25/2019	15	16
9.000% due 03/25/2021 - 04/25/2021	66	74
9.250% due 10/25/2018	1	1
9.500% due 03/25/2020 - 11/01/2025	197	226
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	21,729	22,242
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	44	42
Freddie Mac
0.454% due 08/25/2031	1,670	1,636
0.474% due 09/25/2031	2,870	2,836
0.537% due 02/15/2037	159	159
0.547% due 02/15/2037	123	123
0.607% due 06/15/2018	245	246
0.657% due 11/15/2030 - 12/15/2031	81	83
1.057% due 12/15/2039	40	41
1.062% due 01/15/2038	7,527	7,684
1.157% due 10/15/2020	10	10
1.207% due 03/15/2021	7	7
1.556% due 11/25/2019 (a)	194,098	9,694
1.583% due 07/25/2044	504	518
1.750% due 03/01/2017	3	3
2.000% due 11/15/2026	111,516	113,268
2.124% due 02/01/2020	16	17
2.191% due 10/01/2035	3,263	3,454
2.250% due 11/01/2022 - 04/01/2035	4,050	4,265
2.275% due 10/01/2027	14	14
2.350% due 03/01/2035 - 04/01/2035	2,031	2,150
2.363% due 03/01/2035	705	750
2.365% due 10/01/2023 - 11/01/2023	31	32
2.376% due 04/01/2035	111	111
2.396% due 06/01/2024	18	19
2.431% due 12/01/2022	16	17
2.500% due 02/01/2023 - 08/01/2035	5,753	6,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.504% due 07/01/2035	$32	$34
2.536% due 09/01/2023	5	5
2.550% due 01/01/2024	13	14
2.555% due 05/01/2037	83	88
2.607% due 07/01/2027	35	37
2.612% due 04/01/2035	801	849
2.737% due 02/01/2037	69	74
2.946% due 08/15/2032	150	156
3.000% due 03/15/2027 - 05/15/2027 (a)	49,295	4,855
3.000% due 06/15/2036 - 03/15/2041	7,136	7,294
3.247% due 05/15/2040 (a)	20,464	20,767
4.000% due 01/15/2024 (a)	464	49
4.500% due 09/15/2018	2	2
5.000% due 01/01/2026 - 07/01/2041	807	887
5.500% due 12/01/2017 - 07/15/2034	1,221	1,373
5.743% due 08/15/2043 (a)	88,752	17,597
6.000% due 02/01/2016 - 07/15/2029	297	311
6.263% due 07/15/2036 (a)	3,535	670
6.500% due 02/01/2022 - 07/25/2043	18,783	22,022
6.943% due 08/15/2036 (a)	11,273	1,958
7.000% due 01/01/2030 - 04/01/2032	25	31
7.500% due 07/15/2030	148	172
8.000% due 04/15/2021 - 12/01/2024	60	63
8.500% due 06/01/2022 - 11/01/2025	183	207
9.000% due 12/15/2020 - 08/01/2022	59	66
9.350% due 08/15/2044	31,144	37,296
9.500% due 08/01/2016 - 09/01/2021	21	22
10.000% due 11/01/2016 - 05/15/2020	5	5
Ginnie Mae
0.759% due 12/16/2025	43	43
1.625% due 08/20/2022 - 07/20/2034	2,382	2,470
1.750% due 03/20/2017 - 02/20/2032	3,861	3,997
1.925% due 02/20/2041	11,104	11,171
2.000% due 09/20/2024 - 07/20/2030	658	682
2.500% due 11/20/2026	4	4
4.000% due 03/20/2019	5	6
7.000% due 04/15/2026 - 06/15/2027	1	0
Small Business Administration
4.310% due 04/01/2029	15,977	17,248
5.640% due 04/01/2026	6,362	7,065

26	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vendee Mortgage Trust
6.500% due 05/15/2029		$16,103	$18,503

Total U.S. Government Agencies (Cost $2,333,805)			2,354,755

U.S. TREASURY OBLIGATIONS 19.9%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 (i)		1,084,332	1,083,668
0.125% due 04/15/2019 (i)(k)		624,126	622,428
0.625% due 07/15/2021 (i)		193,768	196,725
0.750% due 02/15/2042 (m)		23,025	20,219
1.125% due 01/15/2021		104,842	109,092
1.250% due 07/15/2020 (k)(m)		21,339	22,428
1.375% due 02/15/2044		48,845	49,707
2.375% due 01/15/2017 (k)		177,513	182,325
2.375% due 01/15/2025 (m)		717	826

Total U.S. Treasury Obligations (Cost $2,343,796)			2,287,418

MORTGAGE-BACKED SECURITIES 14.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		4,361	4,470
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		374	379
ACAEC Trust
0.287% due 06/15/2024	EUR	121	136
Alba PLC
2.838% due 12/16/2042	GBP	12,857	19,494
American Home Mortgage Assets Trust
0.404% due 10/25/2046		$15,798	10,617
0.734% due 11/25/2035		2,212	1,956
American Home Mortgage Investment Trust
0.484% due 02/25/2045		3,094	3,075
2.534% due 02/25/2045		36,135	36,163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	188	$211
Banc of America Alternative Loan Trust
5.500% due 07/25/2033		$5,353	5,456
5.500% due 10/25/2033		11,682	12,304
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045		5,400	5,509
5.617% due 07/10/2046		16,640	17,083
5.733% due 04/10/2049		28,806	30,240
5.733% due 06/10/2049		3,171	3,319
Banc of America Funding Trust
0.456% due 05/20/2035		4,051	3,802
0.474% due 07/25/2037		13,557	11,678
2.693% due 02/20/2036		2,466	2,454
2.717% due 05/25/2035		527	538
5.500% due 09/25/2035		2,471	2,578
Banc of America Mortgage Trust
2.646% due 02/25/2035		417	413
2.789% due 05/25/2033		94	95
2.852% due 09/25/2035 ^		8,649	7,988
6.500% due 10/25/2031		673	711
BCAP LLC Trust
0.335% due 09/26/2035		5,309	5,263
0.359% due 03/26/2037		2,329	2,292
0.441% due 07/26/2035		2,148	2,135
0.699% due 05/26/2035		2,593	2,468
1.023% due 11/26/2046		4,846	4,681
BCRR Trust
5.858% due 07/17/2040		1,450	1,533
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		267	269
2.354% due 02/25/2033		86	85
2.511% due 04/25/2033		1,679	1,697
2.515% due 03/25/2035		428	433
2.551% due 01/25/2035		1,694	1,644
2.595% due 02/25/2033		377	354
2.607% due 08/25/2033		1,669	1,669
2.680% due 03/25/2035		879	884
2.699% due 08/25/2035		32,916	28,626
2.725% due 01/25/2034		24	24
2.731% due 08/25/2033		408	405
2.737% due 08/25/2035 ^		5,154	4,654
2.742% due 03/25/2035		191	180
2.767% due 11/25/2030		25	24
2.812% due 10/25/2036 ^		1,973	1,661
2.913% due 01/25/2035		8	8
Bear Stearns ALT-A Trust
2.428% due 04/25/2035		11,202	10,886
2.551% due 09/25/2034		997	981
2.581% due 05/25/2035		1,426	1,389
2.697% due 09/25/2035		4,100	3,499
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,263	1,319

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		$8,456	$7,003
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.474% due 01/25/2035		1,226	1,113
Citigroup Commercial Mortgage Trust
6.349% due 12/10/2049		7,697	8,226
Citigroup Mortgage Loan Trust, Inc.
0.369% due 10/25/2046		4,490	4,452
2.210% due 09/25/2035		76	77
2.623% due 03/25/2034		1,217	1,214
2.632% due 03/25/2036 ^		12,115	11,405
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		166,107	171,488
5.488% due 01/15/2046		27,696	27,724
Claris RMBS SRL
1.110% due 12/28/2061	EUR	1,850	2,079
Countrywide Alternative Loan Trust
0.374% due 05/25/2047		$6,947	5,901
0.474% due 02/25/2037		8,573	6,882
0.594% due 06/25/2036 ^		934	615
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035		2,271	1,995
2.330% due 02/20/2036		15,335	13,363
5.000% due 08/25/2019		304	312
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		40,193	41,564
5.383% due 02/15/2040		3,500	3,628
5.448% due 01/15/2049		122	122
5.855% due 03/15/2039		118,236	119,705
5.998% due 06/15/2038		17,612	17,963
6.270% due 02/15/2041		10,263	10,985
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		711	661
2.407% due 04/25/2034		8,842	8,884
2.616% due 10/25/2033		142	140
4.844% due 06/25/2032		53	53
Credit Suisse Mortgage Capital Certificates
0.449% due 02/27/2036		9,334	8,910
2.703% due 02/26/2036		4,152	4,018
2.790% due 08/28/2036		2,701	2,642
2.864% due 09/26/2047		5,630	5,565
3.056% due 05/26/2036		2,533	2,575
5.342% due 12/15/2043		200	206
DBRR Trust
0.853% due 02/25/2045		289	289
DLJ Acceptance Trust
11.000% due 08/01/2019		12	13
EMF-NL BV
0.981% due 07/17/2041	EUR	7,300	7,291
EMF-NL Prime BV
0.831% due 04/17/2041		3,000	2,738

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eurosail PLC
0.747% due 12/10/2044	GBP	912	$1,309
0.749% due 03/13/2045		2,213	3,174
1.289% due 09/13/2045		10,540	15,367
1.539% due 06/13/2045		8,000	11,932
Extended Stay America Trust
2.958% due 12/05/2031		$3,600	3,635
First Horizon Alternative Mortgage Securities Trust
2.203% due 09/25/2034		439	431
2.257% due 09/25/2035 ^		1,116	1,002
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		3,312	3,449
First Horizon Mortgage Pass-Through Trust
2.585% due 02/25/2035		417	419
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		70,059	73,447
General Motors Acceptance Corp.
7.430% due 12/01/2021		11	11
Granite Master Issuer PLC
0.077% due 12/20/2054	EUR	2,918	3,251
0.097% due 12/20/2054		10,300	11,478
0.356% due 12/20/2054		$19,039	18,972
0.387% due 12/17/2054		1,280	1,276
0.416% due 12/20/2054		16,342	16,297
0.476% due 12/20/2054		2,671	2,671
0.556% due 12/20/2054		5,000	4,947
0.728% due 12/20/2054	GBP	1,655	2,493
0.729% due 12/17/2054		938	1,413
0.828% due 12/20/2054		14,017	21,138
Granite Mortgages PLC
0.966% due 09/20/2044		251	378
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	1,610	1,681
0.470% due 06/18/2039		$15,800	14,472
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		6,259	6,501
6.014% due 07/10/2038		18,334	18,532
GSR Mortgage Loan Trust
2.702% due 09/25/2035		1,692	1,702
2.726% due 09/25/2035		24,563	24,838
2.764% due 07/25/2035		1,708	1,561
2.809% due 09/25/2035		227	230
6.000% due 03/25/2032		66	68
HarborView Mortgage Loan Trust
2.682% due 07/19/2035		5,864	5,253
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	14,949	22,233
IndyMac Mortgage Loan Trust
0.404% due 05/25/2046		$3,138	2,687
Infinity Classico
0.166% due 02/15/2024	EUR	6,526	7,179

28	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		$35,014	$36,014
5.397% due 05/15/2045		5,759	5,904
5.420% due 01/15/2049		7,993	8,303
5.794% due 02/12/2051		8,075	8,559
5.961% due 06/15/2049		18,945	19,675
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051		48,631	50,984
JPMorgan Mortgage Trust
2.592% due 04/25/2037 ^		975	765
2.727% due 07/25/2035		532	536
2.741% due 08/25/2035 ^		8,739	8,329
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		15,938	16,433
5.424% due 02/15/2040		8,566	8,907
5.430% due 02/15/2040		4,639	4,838
5.641% due 03/15/2039		24,757	24,982
5.866% due 09/15/2045		4,820	5,196
Leek Finance PLC
0.605% due 09/21/2038		3,995	4,176
MASTR Adjustable Rate Mortgages Trust
2.763% due 11/21/2034		414	426
MASTR Alternative Loan Trust
4.500% due 11/25/2018		1,073	1,076
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,012	2,097
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035		724	682
Merrill Lynch Mortgage Trust
6.032% due 06/12/2050		744	762
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,821
Morgan Stanley Capital Trust
5.587% due 03/12/2044		10,491	10,501
Morgan Stanley Mortgage Loan Trust
0.454% due 04/25/2035		11,343	10,625
0.464% due 11/25/2035		1,432	1,428
0.514% due 01/25/2035		1,435	1,350
2.568% due 08/25/2034		844	804
5.500% due 11/25/2035		4,271	4,355
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045		9,584	10,067
MortgageIT Trust
0.834% due 02/25/2035		1,583	1,551
Newgate Funding PLC
0.562% due 12/15/2050	EUR	2,276	2,358
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.474% due 12/25/2035		$8,741	7,877

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Opteum Mortgage Acceptance Corp. Trust
0.604% due 11/25/2035		$31,255	$30,613
Prime Mortgage Trust
0.594% due 02/25/2019		5	5
0.594% due 02/25/2034		1,127	1,067
Resecuritization Mortgage Trust
0.444% due 04/26/2021		17	16
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		152	141
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,197
Silverstone Master Issuer PLC
1.842% due 01/21/2055		3,333	3,338
Structured Adjustable Rate Mortgage Loan Trust
2.560% due 02/25/2034		105	104
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037		166	124
0.474% due 02/25/2036		3,725	3,037
0.876% due 09/19/2032		2,014	1,972
7.868% due 06/25/2029		151	157
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.233% due 01/25/2032		60	59
2.349% due 06/25/2033		212	208
5.250% due 09/25/2034		1,929	1,951
Suntrust Adjustable Rate Mortgage Loan Trust
2.705% due 01/25/2037 ^		3,929	3,646
Thornburg Mortgage Securities Trust
2.184% due 12/25/2045 ^		8,917	8,603
2.269% due 10/25/2045		15,876	13,432
Vulcan European Loan Conduit Ltd.
0.256% due 05/15/2017	EUR	3,305	3,648
Wachovia Bank Commercial Mortgage Trust
5.421% due 04/15/2047		$1,428	1,431
5.509% due 04/15/2047		6,200	6,335
5.572% due 10/15/2048		14,278	14,634
5.749% due 07/15/2045		13,117	13,462
5.896% due 06/15/2049		263	265
WaMu Commercial Mortgage Securities Trust
5.558% due 03/23/2045		12,933	13,144
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045		1,958	1,847
0.464% due 12/25/2045		5,891	5,530
0.484% due 10/25/2045		145	135
0.929% due 01/25/2047		4,986	4,548
0.934% due 11/25/2034		6,500	6,208
1.199% due 08/25/2046		123	103
1.399% due 11/25/2042		808	762
1.583% due 08/25/2042		1,116	1,066
1.599% due 06/25/2042		1,331	1,292
1.909% due 01/25/2047		3,399	3,089
2.350% due 01/25/2036		450	432
6.000% due 06/25/2034		1,874	2,077

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033		$120	$117
2.225% due 02/25/2033		77	78
Wells Fargo Commercial Mortgage Trust
2.231% due 10/15/2045 (a)		85,949	8,039
Wells Fargo Mortgage-Backed Securities Trust
2.599% due 04/25/2036		297	289
2.614% due 03/25/2035		432	438
2.617% due 12/25/2034		22,825	22,880
2.617% due 02/25/2035		639	644
2.619% due 01/25/2035		2,399	2,395
2.625% due 12/25/2033		629	631
2.651% due 03/25/2036		11,563	11,485
2.670% due 06/25/2035		36,782	37,761
2.705% due 04/25/2036 ^		1,629	1,597
2.739% due 06/25/2034		15,518	15,652
2.739% due 07/25/2036 ^		9,050	8,822
Wells Fargo-RBS Commercial Mortgage Trust
1.721% due 03/15/2044 (a)		185,141	8,334

Total Mortgage-Backed Securities (Cost $1,630,668)			1,609,181

ASSET-BACKED SECURITIES 10.5%
Academic Loan Funding Trust
0.994% due 12/27/2022		1,097	1,093
Accredited Mortgage Loan Trust
0.324% due 02/25/2037		5,007	4,803
0.440% due 09/25/2035		63	63
0.894% due 04/25/2035		5,152	5,105
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.644% due 10/25/2035		6,600	6,045
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.654% due 07/25/2035		6,900	6,648
0.694% due 09/25/2035		7,300	6,565
1.544% due 02/25/2033		2,039	1,943
Amortizing Residential Collateral Trust
0.774% due 07/25/2032		744	694
Ares European CLO BV
0.256% due 08/15/2024	EUR	2,384	2,642
Asset-Backed Funding Certificates Trust
0.414% due 05/25/2037		$1,811	1,748
Asset-Backed Securities Corp. Home Equity Loan Trust
0.424% due 05/25/2037		24,653	17,101
0.727% due 06/15/2031		4	4
Atrium
0.583% due 07/20/2020		5,095	5,035
Atrium CDO Corp.
1.421% due 11/16/2022		3,636	3,640

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bear Stearns Asset-Backed Securities Trust
0.694% due 06/25/2035		$3,042	$3,036
1.194% due 10/25/2037		15,385	14,489
1.194% due 11/25/2042		604	577
1.994% due 03/25/2043		4,217	4,083
Cadogan Square CLO BV
0.278% due 08/12/2022	EUR	1,089	1,213
0.279% due 01/17/2023		13,571	14,988
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$33,100	33,105
Carlyle High Yield Partners Ltd.
0.512% due 04/19/2022		8,584	8,315
Cavalry CLO Ltd.
1.659% due 01/16/2024		79,500	79,285
Centex Home Equity Loan Trust
0.814% due 09/25/2034		2,967	2,701
CIFC Funding Ltd.
1.587% due 01/19/2023		42,640	42,705
1.682% due 12/05/2024		19,000	18,994
Cornerstone CLO Ltd.
0.509% due 07/15/2021		14,214	14,086
Countrywide Asset-Backed Certificates
0.374% due 09/25/2036		174	172
0.534% due 04/25/2036		7,900	7,452
0.944% due 03/25/2034		1,984	1,907
Countrywide Asset-Backed Certificates Trust
0.674% due 10/25/2035		2,969	2,950
0.814% due 08/25/2035		3,700	3,536
0.914% due 07/25/2034		4,669	4,431
Credit Suisse First Boston Mortgage Securities Corp.
0.894% due 07/25/2032		12	10
Doral CLO Ltd.
1.532% due 05/26/2023		51,225	51,239
Duane Street CLO Ltd.
0.536% due 01/11/2021		292	292
0.539% due 11/14/2021		3,943	3,893
Eagle Ltd.
2.570% due 12/15/2039		12,188	12,176
Educational Services of America, Inc.
1.344% due 09/25/2040		22,930	23,053
Elm CLO Ltd.
1.689% due 01/17/2023		57,003	57,115
EquiFirst Mortgage Loan Trust
0.674% due 01/25/2034		484	447
First Franklin Mortgage Loan Asset-Backed Certificates
1.019% due 05/25/2034		3,755	3,482
First Franklin Mortgage Loan Trust
0.644% due 06/25/2036		2,554	2,474
0.914% due 05/25/2035		2,800	2,740
First NLC Trust
0.899% due 12/25/2035		5,385	5,129

30	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Flagship CLO
0.575% due 09/20/2019		$1,189	$1,180
Four Corners CLO Ltd.
0.565% due 01/26/2020		13,721	13,632
Franklin CLO Ltd.
0.597% due 06/15/2018		6,403	6,383
Fraser Sullivan CLO Ltd.
0.645% due 12/20/2020		32	32
Fremont Home Loan Trust
0.254% due 01/25/2037		275	142
0.674% due 07/25/2035		2,296	2,302
Galaxy CLO Ltd.
1.623% due 08/20/2022		10,600	10,596
Goldentree Loan Opportunities Ltd.
0.982% due 10/18/2021		8,213	8,180
GSAMP Trust
0.264% due 12/25/2036		2,223	1,213
1.064% due 11/25/2034		3,840	3,540
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		50,300	50,166
Home Equity Asset Trust
0.474% due 08/25/2036		21,100	18,056
HSBC Home Equity Loan Trust USA
0.696% due 03/20/2036		11,000	10,433
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036		55	31
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	139	156
Inwood Park CDO Ltd.
0.512% due 01/20/2021		$21,727	21,726
JPMorgan Mortgage Acquisition Corp.
0.374% due 02/25/2036		8,026	7,721
Jubilee CDO BV
0.282% due 08/21/2021	EUR	2,194	2,434
LCM LP
1.547% due 10/19/2022		$34,400	34,371
Limerock CLO
0.503% due 04/24/2023		2,095	2,078
Lockwood Grove CLO Ltd.
1.665% due 01/25/2024		43,500	43,378
Long Beach Mortgage Loan Trust
1.019% due 06/25/2035		1,708	1,700
Madison Park Funding Ltd.
1.587% due 06/15/2022		7,078	7,072
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		6,954	6,976
Mercator CLO PLC
0.210% due 02/18/2024	EUR	4,445	4,932
Merrill Lynch Mortgage Investors Trust
0.394% due 08/25/2036		$1,949	1,945
0.504% due 08/25/2036		5,000	4,566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.504% due 12/25/2036		$2,000	$1,869
Mid-State Trust
4.864% due 07/15/2038		315	336
Morgan Stanley ABS Capital, Inc. Trust
0.899% due 12/25/2034		1,835	1,789
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036		21	10
Motor PLC
0.794% due 06/25/2022		10,500	10,495
MT Wilson CLO Ltd.
0.516% due 07/11/2020		1,914	1,915
Nautique Funding Ltd.
0.539% due 04/15/2020		4,719	4,669
Navient Private Education Loan Trust
1.407% due 12/15/2028		13,800	13,903
New Century Home Equity Loan Trust
0.524% due 02/25/2036		16,000	14,986
0.914% due 03/25/2035		6,236	5,501
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.684% due 05/25/2035		5,048	4,725
NovaStar Mortgage Funding Trust
0.564% due 01/25/2036		1,857	1,836
Option One Mortgage Loan Trust
0.684% due 08/25/2035		2,800	2,361
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		137	139
Panther CDO BV
0.304% due 03/20/2084	EUR	8,034	8,614
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.494% due 08/25/2035		$6,083	6,068
1.034% due 01/25/2036		2,100	2,017
RAAC Trust
0.674% due 03/25/2037		8,285	8,030
0.894% due 03/25/2034		674	648
Renaissance Home Equity Loan Trust
0.814% due 03/25/2034		2,519	2,452
0.894% due 08/25/2032		40	37
Residential Asset Securities Corp. Trust
0.644% due 09/25/2035		8,627	8,410
0.654% due 06/25/2031		50	47
0.989% due 01/25/2035		1,204	1,139
1.019% due 07/25/2034		2,715	2,436
4.470% due 03/25/2032		88	88
Saxon Asset Securities Trust
0.514% due 09/25/2047		7,400	6,676
0.989% due 03/25/2035 ^		4,545	4,150
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^		3,780	1,494
0.324% due 05/25/2037 ^		843	602

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
0.437% due 09/15/2026		$33,000	$31,918
SLM Private Credit Student Loan Trust
0.517% due 03/15/2024		11,496	11,414
0.527% due 12/15/2023		6,514	6,440
SLM Private Education Loan Trust
0.957% due 10/16/2023		11,777	11,773
1.257% due 06/15/2023		11,212	11,220
1.307% due 12/15/2021		928	928
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	1,080	1,176
0.232% due 06/17/2024		640	688
0.385% due 10/25/2024		$31,063	30,346
0.425% due 01/25/2019		3,379	3,340
0.465% due 04/27/2020		5,076	5,075
0.795% due 10/25/2017		969	969
1.537% due 12/15/2033		580	523
1.795% due 04/25/2023		6,083	6,104
Soundview Home Loan Trust
0.254% due 11/25/2036		1,603	636
South Carolina Student Loan Corp.
1.074% due 03/02/2020		710	713
1.324% due 09/03/2024		3,500	3,455
Stone Tower CLO Ltd.
0.519% due 04/17/2021		8,610	8,496
Structured Asset Investment Loan Trust
0.884% due 06/25/2035		3,200	3,110
0.899% due 03/25/2034		7,232	6,773
0.914% due 02/25/2035		6,500	6,151
1.094% due 09/25/2034		1,436	1,380
1.169% due 10/25/2033		11,085	10,765
Structured Asset Securities Corp.
0.794% due 02/25/2035		54	55
0.854% due 02/25/2035		1,171	1,090
Structured Asset Securities Corp. Mortgage Loan Trust
0.644% due 11/25/2035		5,000	4,516
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.930% due 01/25/2035		38	39
Symphony CLO LP
1.589% due 04/16/2022		8,039	8,045
Symphony CLO Ltd.
1.564% due 07/23/2023		66,100	66,135
Venture CDO Ltd.
0.515% due 07/22/2021		2,304	2,269
0.517% due 01/20/2022		20,325	19,962
Voya CLO Ltd.
0.539% due 12/13/2020		4,804	4,773
1.589% due 10/15/2022		31,100	31,097
1.609% due 10/15/2022		34,800	34,777

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Home Equity Asset-Backed Securities Trust
0.734% due 04/25/2035		$2,900	$2,766
Wood Street CLO BV
0.305% due 11/22/2021	EUR	4,301	4,780

Total Asset-Backed Securities (Cost $1,196,176)			1,209,284

SOVEREIGN ISSUES 9.8%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		15,060	14,519
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	9,200	9,520
4.750% due 06/04/2018	EUR	3,100	3,660
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	1,556,120	379,349
0.000% due 04/01/2016 (d)		217,914	51,289
0.000% due 07/01/2016 (d)		123,900	28,101
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		203,500	37,628
Export-Import Bank of Korea
0.914% due 05/12/2017		$4,770	4,774
1.032% due 11/26/2016		2,000	2,011
1.036% due 01/14/2017		42,000	42,087
1.184% due 09/17/2016		5,100	5,118
1.250% due 11/20/2015		94,400	94,460
5.375% due 10/04/2016		2,000	2,086
Korea Development Bank
0.920% due 01/22/2017		10,768	10,768
3.250% due 03/09/2016		74,100	74,816
3.250% due 09/20/2016		12,400	12,658
4.000% due 09/09/2016		10,000	10,270
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,516
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	47,256	2,962
4.500% due 11/22/2035 (e)		149,734	10,082
5.000% due 06/16/2016 (e)		46,195	2,831
8.500% due 12/13/2018		4,780,800	313,683

32	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	6,200	$7,276

Total Sovereign Issues (Cost $1,313,213)			1,122,464

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040		350,000	8,991
Navient Corp. CPI Linked Security
2.124% due 03/15/2017		4,100	94

Total Preferred Securities (Cost $9,893)			9,085

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.2%

CERTIFICATES OF DEPOSIT 1.8%
Intesa Sanpaolo SpA
1.666% due 04/11/2016		$157,200	157,468
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		51,500	51,571

			209,039

REPURCHASE AGREEMENTS (h) 0.1%
			6,633

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 0.3%
3.620% due 05/26/2016	MXN	516,000	$29,857

U.S. TREASURY BILLS 0.0%
0.032% due 02/04/2016 (i)		$271	271

Total Short-Term Instruments (Cost $247,108)			245,800

Total Investments in Securities (Cost $14,919,368)			14,645,258

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		240,676	2,386

Total Short-Term Instruments (Cost $2,386)			2,386

Total Investments in Affiliates (Cost $2,386)			2,386

Total Investments 127.2% (Cost $14,921,754)			$14,647,644

Financial Derivative Instruments (j)(l) 4.4% (Cost or Premiums, net $(11,450))			504,749

Other Assets and Liabilities, net (31.6%)			(3,632,906)

Net Assets 100.0%			$11,519,487

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon bond.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,600	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$6,633	U.S. Treasury Notes 1.875% due 06/30/2020	$(6,767)	$6,633	$6,633

Total Repurchase Agreements						$(6,767)	$6,633	$6,633

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.400%	08/19/2015	10/19/2015	$(209,265)	$(209,365)
	0.400%	08/31/2015	10/13/2015	(49,603)	(49,620)
	0.410%	08/20/2015	10/20/2015	(84,593)	(84,633)
DEU	0.250%	10/01/2015	10/16/2015	(10,213)	(10,212)
GRE	0.460%	09/18/2015	10/02/2015	(33,556)	(33,562)
	0.470%	09/08/2015	10/08/2015	(56,238)	(56,255)
	0.600%	09/23/2015	10/07/2015	(32,176)	(32,180)
IND	0.270%	08/03/2015	10/05/2015	(52,952)	(52,976)
	0.270%	08/20/2015	10/15/2015	(2,717)	(2,717)
	0.280%	09/30/2015	10/14/2015	(63,055)	(63,056)
	0.290%	09/22/2015	10/22/2015	(34,795)	(34,798)
	0.300%	09/21/2015	10/05/2015	(65,955)	(65,960)
	0.300%	09/29/2015	10/13/2015	(59,664)	(59,665)
	0.330%	08/07/2015	10/07/2015	(81,572)	(81,613)
RDR	0.340%	08/07/2015	10/07/2015	(84,356)	(84,400)
	0.450%	09/04/2015	10/05/2015	(123,830)	(123,872)
	0.500%	09/22/2015	10/06/2015	(239,540)	(239,570)
	0.520%	09/17/2015	10/01/2015	(48,204)	(48,214)

Total Reverse Repurchase Agreements					$(1,332,668)

34	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
TDM	0.450%	09/03/2015	10/05/2015	$(100,886)	$(100,921)
	0.490%	09/16/2015	10/07/2015	(37,807)	(37,813)
	0.600%	09/18/2015	10/02/2015	(6,798)	(6,800)

Total Sale-Buyback Transactions					$(145,534)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $867,073 at a weighted average interest rate of 0.288%.
(3)	Payable for sale-buyback transactions includes $(10) of deferred price drop.

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.500%	10/01/2045	$21,600	$(24,140)	$(24,131)
Freddie Mac	5.000%	10/01/2045	1,000	(1,097)	(1,096)

Total Short Sales				$(25,237)	$(25,227)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(i)	Securities with an aggregate market value of $1,479,761 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BSN	$0	$(343,618)	$0	$(343,618)	$343,907	$289
DEU	0	(10,212)	0	(10,212)	10,213	1
GRE	0	(121,997)	0	(121,997)	122,067	70
IND	0	(360,785)	0	(360,785)	361,090	305
RDR	0	(496,056)	0	(496,056)	496,291	235
SSB	6,633	0	0	6,633	(6,767)	(134)

Master Securities Forward Transaction Agreement
TDM	0	0	(145,534)	(145,534)	145,874	340

Total Borrowings and Other Financing Transactions	$6,633	$(1,332,668)	$(145,534)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Low Duration Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(48,214)	$(1,284,454)	$0	$0	$(1,332,668)

Total	$(48,214)	$(1,284,454)	$0	$0	$(1,332,668)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(145,534)	0	0	(145,534)

Total	$0	$(145,534)	$0	$0	$(145,534)

Total Borrowings	$(48,214)	$(1,429,988)	$0	$0	$(1,478,202)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions					$(1,478,202)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	Short	06/2017	6,982	$(8,551)	$262	$0
90-Day Eurodollar March Futures	Short	03/2018	6,633	(14,888)	249	0
Euro-Schatz December Futures	Long	12/2015	11,686	1,536	0	(131)
U.S. Treasury 2-Year Note December Futures	Long	12/2015	3,208	2,152	0	(200)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	6,332	4,211	136	(126)
U.S. Treasury 10-Year Note December Futures	Short	12/2015	2,093	(2,551)	163	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	213	(173)	0	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	11,375	(8,999)	0	(430)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	475	(378)	0	(18)

Total Futures Contracts				$(27,641)	$810	$(909)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$141,273	$4,124	$(5,322)	$507	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	5,000	1	10	10	(3)
CDX.IG-21 3-Year Index	1.000%	12/20/2016	160,300	1,312	(1,373)	6	0
CDX.IG-24 5-Year Index	1.000%	06/20/2020	715,600	3,806	(7,100)	32	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	117,000	419	(33)	2	(22)

				$9,662	$(13,818)	$557	$(25)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

36	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Pay	3-Month USD-LIBOR	2.500%	12/16/2025	$	174,900	$(6,833)	$(6,258)	$174	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		531,600	(14,517)	(12,068)	321	0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		2,330,300	(58,940)	(66,883)	1,532	0
Pay	3-Month USD-LIBOR	2.000%	12/16/2020		762,500	18,943	21,590	0	(587)
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		54,700	(2,243)	(4,033)	171	0
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017	GBP	61,500	(1,725)	(215)	0	(13)
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017		12,700	(340)	(340)	0	(3)
Receive	6-Month GBP-LIBOR	1.500%	03/16/2018		268,100	(3,277)	(1,545)	0	(93)
Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	109,500	109	(44)	7	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		123,800	172	(27)	8	0
Pay	28-Day MXN-TIIE	4.945%	06/24/2019		700,000	(117)	(117)	77	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		2,890,000	(424)	(424)	318	0
Pay	28-Day MXN-TIIE	4.960%	06/24/2019		1,400,000	(191)	(191)	154	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		2,235,000	(557)	(928)	296	0
Pay	28-Day MXN-TIIE	5.615%	06/02/2020		4,393,500	3,548	1,456	861	0
Pay	28-Day MXN-TIIE	5.575%	03/16/2022		1,493,700	(1,149)	(1,149)	491	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		71,300	(79)	4	29	0
Pay	28-Day MXN-TIIE	6.410%	11/07/2029		357,500	(778)	(393)	142	0

						$(68,398)	$(71,565)	$4,581	$(696)

Total Swap Agreements						$(58,736)	$(85,383)	$5,138	$(721)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(k)	Securities with an aggregate market value of $140,968 and cash of $16,966 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (4)			Market Value	Variation Margin Liability (4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$841	$5,138	$5,979	$0	$(958)	$(721)	$(1,679)

(4)	Unsettled variation margin asset of $31 and liability of $(49) for closed futures is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	10/2015		BRL	97,904	$	25,328	$633	$0
	10/2015		TWD	677,092		20,882	393	0
	10/2015	$		24,162	BRL	97,904	533	0
	10/2015			9,163	PHP	430,514	40	0
	11/2015			14,763	ILS	58,095	61	(4)
	12/2015			963	MXN	16,389	0	0
	06/2016		EUR	352,177	$	481,970	86,294	0
	06/2016	$		19,345	EUR	14,324	0	(3,253)
BPS	10/2015		BRL	884,151	$	310,344	87,570	(243)
	10/2015	$		222,546	BRL	884,151	471	0
BRC	10/2015		INR	479,594	$	7,169	0	(130)
	10/2015		SGD	29,269		20,906	343	0
	10/2015	$		5,475	INR	353,117	0	(101)
	10/2015			26,288	SGD	37,325	0	(65)
	11/2015			27,994	ILS	107,997	0	(444)
	06/2016		EUR	53,842	$	74,035	13,525	0
CBK	10/2015			42,408		47,357	0	(30)
	10/2015		ILS	68,661		18,221	717	0
	10/2015		PHP	1,010,291		21,629	33	0
	10/2015		THB	191,209		5,365	100	0
	10/2015		TWD	697,732		21,615	501	0
	10/2015	$		5,352	EUR	4,791	2	0
	11/2015		AUD	1,864	$	1,323	17	0
	11/2015		JPY	21,904,000		182,335	19	(360)
	11/2015	$		40,673	AUD	56,491	0	(1,109)
	11/2015			13,224	ILS	51,401	0	(112)
	12/2015		MXN	564,074	$	33,439	274	0
	12/2015	$		28,171	MXN	484,649	324	0
DUB	10/2015		BRL	2,023,537	$	593,973	84,066	(508)
	10/2015		THB	251,932		6,998	61	0
	10/2015	$		565,013	BRL	2,023,537	2,576	(57,175)
	11/2015		BRL	768,960	$	189,662	0	(2,174)
	11/2015		ILS	410,090		108,177	3,564	0
	11/2015		INR	627,491		9,457	0	(44)
	11/2015	$		51,880	BRL	207,503	0	(113)
	12/2015		MXN	181,572	$	10,595	0	(81)
	02/2016		EUR	50,831		68,403	11,474	0
	04/2016		BRL	73,000		21,909	4,569	0
	06/2016		EUR	29,744		40,726	7,309	0
	06/2016	$		30,135	EUR	22,296	0	(5,087)
	07/2016		BRL	123,900	$	35,441	6,726	0
	10/2016			194,731		51,113	6,927	0
FBF	10/2015			98,943		26,033	1,076	0
	10/2015		JPY	40,193,330		334,373	0	(669)
	10/2015	$		24,952	BRL	98,943	26	(21)
	10/2015			28,580	KRW	34,037,963	127	0
	12/2015			131	MXN	2,255	2	0
GLM	10/2015		BRL	149,305	$	38,526	865	0
	10/2015		EUR	19,759		22,306	228	0
	10/2015		GBP	159,819		246,287	4,521	0
	10/2015		KRW	89,843,891		75,252	2	(511)
	10/2015	$		37,471	BRL	149,305	1,096	(906)
	10/2015			69,356	EUR	61,309	3	(853)
	10/2015			47,478	KRW	56,367,618	51	(1)
	10/2015			15,506	TWD	505,799	0	(200)

38	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	11/2015		AUD	117,473	$	84,136	$1,864	$0
	11/2015		EUR	38,010		42,610	117	0
	11/2015		JPY	26,176,900		213,966	0	(4,345)
	11/2015	$		44,251	AUD	62,234	0	(665)
	11/2015			316,016	JPY	38,403,600	4,265	0
	05/2016		MXN	500,707	$	30,600	1,542	0
HUS	10/2015		BRL	21,061		5,442	130	0
	10/2015	$		5,301	BRL	21,061	11	0
	10/2015			335,081	JPY	40,193,330	0	(39)
	10/2015			528	SGD	753	1	0
	11/2015		JPY	40,193,330	$	335,224	49	0
	11/2015	$		172	CNY	1,115	2	0
	12/2015		SGD	753	$	527	0	(1)
JPM	10/2015		BRL	301,680		82,792	6,803	(106)
	10/2015		EUR	56,671		64,765	1,488	(47)
	10/2015		ILS	285,499		75,438	2,656	0
	10/2015		INR	569,299		8,614	0	(50)
	10/2015		THB	1,163,032		32,426	403	0
	10/2015	$		95,952	BRL	301,680	20	(19,876)
	10/2015			4,072	CAD	5,427	0	(6)
	10/2015			113,399	EUR	100,623	0	(962)
	10/2015			43,868	THB	1,594,553	40	(4)
	11/2015		CAD	5,427	$	4,071	5	0
	11/2015	$		1,859	AUD	2,603	0	(36)
	11/2015			4,107	CAD	5,414	0	(51)
	11/2015			59,353	EUR	52,905	0	(208)
	11/2015			19,213	ILS	74,497	0	(209)
	11/2015			21,369	INR	1,389,950	0	(325)
	12/2015			26,426	TWD	857,524	0	(519)
	01/2016		BRL	620,820	$	204,465	52,812	0
	04/2016			144,914		43,126	8,704	0
	10/2016		CNY	380,244		58,159	139	0
MSB	10/2015		BRL	589,990		148,504	0	(315)
	10/2015	$		175,498	BRL	589,990	502	(27,181)
	12/2015		MXN	28,533	$	1,674	0	(4)
	01/2016		BRL	935,300		295,175	66,702	0
	06/2016		EUR	75,687		104,096	19,065	0
NAB	10/2015		$	620,891	EUR	543,923	0	(13,111)
	06/2016		EUR	164,579	$	225,979	41,049	0
	07/2016			135,968		184,454	31,509	0
NGF	12/2015		MXN	120,395		7,018	0	(61)
RYL	12/2015			124,707		7,311	0	(21)
SCX	10/2015		CAD	5,427		4,100	33	0
	10/2015	$		242,196	GBP	159,819	0	(430)
	10/2015			11,832	PHP	555,157	44	0
	11/2015		AUD	2,128	$	1,564	74	0
	11/2015		GBP	159,819		242,160	431	0
	11/2015	$		22	CNY	143	0	0
SOG	10/2015			35,111	RUB	2,324,759	21	0
UAG	10/2015		BRL	517,000	$	202,984	72,577	0
	10/2015		EUR	591,808		662,056	770	0
	10/2015		PHP	555,157		11,862	0	(14)
	10/2015		SGD	8,809		6,260	71	0
	10/2015	$		130,132	BRL	517,000	276	0
	11/2015		CHF	11,322	$	11,545	0	(88)
	11/2015	$		662,366	EUR	591,808	0	(762)
	11/2015			35,930	JPY	4,313,000	40	0
	12/2015		MXN	5,445,615	$	324,482	4,305	0
	01/2016	$		11,769	PHP	555,157	20	0

Total Forward Foreign Currency Contracts							$645,659	$(143,630)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Low Duration Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$	92,300	$ (5,247)	$(712)
BPS	Call - OTC EUR versus USD	$	1.149	11/25/2015	EUR	85,800	(716)	(580)
	Call - OTC USD versus INR	INR	68.500	11/10/2015	$	70,400	(627)	(122)
CBK	Call - OTC EUR versus USD	$	1.172	11/20/2015	EUR	103,600	(737)	(262)
FBF	Call - OTC USD versus BRL	BRL	3.850	10/01/2015	$	49,200	(566)	(1,427)
	Put - OTC USD versus BRL		3.790	10/28/2015		49,600	(531)	(484)
	Call - OTC USD versus BRL		4.600	03/14/2016		56,900	(1,605)	(2,049)
GLM	Put - OTC EUR versus USD	$	1.078	12/07/2015	EUR	67,800	(585)	(416)
	Call - OTC EUR versus USD		1.151	12/07/2015		67,800	(585)	(497)
	Put - OTC EUR versus USD		1.077	12/08/2015		67,800	(558)	(417)
	Call - OTC EUR versus USD		1.152	12/08/2015		67,800	(596)	(488)
	Put - OTC EUR versus USD		1.076	12/14/2015		73,200	(586)	(485)
	Call - OTC EUR versus USD		1.155	12/14/2015		73,200	(664)	(527)
	Call - OTC USD versus BRL	BRL	4.450	01/14/2016	$	69,000	(1,418)	(1,970)
HUS	Call - OTC AUD versus USD	$	0.733	11/05/2015	AUD	102,300	(410)	(158)
	Call - OTC USD versus INR	INR	68.750	11/26/2015	$	2,600	(23)	(7)
JPM	Call - OTC USD versus INR		68.000	10/28/2015		17,500	(122)	(19)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		16,400	(280)	(13)
UAG	Call - OTC EUR versus USD	$	1.145	11/12/2015	EUR	85,800	(658)	(560)

							$ (16,514)	$(11,193)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/16/2015	$ 805,600	$(2,779)	$(635)

Total Written Options							$(19,293)	$(11,828)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	2,849	$5,680,100	AUD	0	EUR	0	$(42,298)
Sales	0	3,011,300		162,900		1,062,700	(23,519)
Closing Buys	(2,849)	(5,422,400)		0		0	32,072
Expirations	0	(1,110,000)		0		(369,900)	10,211
Exercised	0	(929,500)		(60,600)		0	4,241

Balance at End of Period	0	$1,229,500	AUD	102,300	EUR	692,800	$(19,293)

40	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

SWAP AGREEMENTS

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (1)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
JPM	Olin Corp.	(1.000%	)	06/20/2016	0.577%	$ 15,000	$(107)	$57	$0	$(50)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	6,600	$131	$(74)	$57	$0
	China Government International Bond	1.000%	06/20/2019	0.938%	$	4,500	34	(23)	11	0
	Wendel S.A.	5.000%	12/20/2019	1.116%	EUR	8,600	2,136	(576)	1,560	0
BPS	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%		44,500	985	(604)	381	0
	Continental AG	1.000%	12/20/2020	0.938%		14,600	41	15	56	0
BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%	$	33,400	537	132	669	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.971%		10,000	(291)	315	24	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		63,900	(102)	(587)	0	(689)
	Brazil Government International Bond	1.000%	09/20/2016	2.983%		13,000	(122)	(124)	0	(246)
	MetLife, Inc.	1.000%	03/20/2019	0.624%		23,400	171	136	307	0
	Mexico Government International Bond	1.000%	03/20/2018	1.210%		15,000	(26)	(46)	0	(72)
CBK	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	23,000	487	(290)	197	0
	Brazil Government International Bond	1.000%	03/20/2016	2.532%	$	4,700	(20)	(13)	0	(33)
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		33,500	(57)	(304)	0	(361)
	Brazil Government International Bond	1.000%	03/20/2017	3.608%		16,500	(186)	(429)	0	(615)
	China Government International Bond	1.000%	03/20/2019	0.881%		2,700	14	(2)	12	0
	China Government International Bond	1.000%	06/20/2019	0.938%		21,500	167	(113)	54	0
	HSBC Bank PLC	1.000%	03/20/2019	1.033%	EUR	39,200	(391)	353	0	(38)
	Mexico Government International Bond	1.000%	09/20/2016	0.828%	$	12,500	65	(40)	25	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		18,900	(18)	(185)	0	(203)
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		19,100	405	(22)	383	0
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		20,000	(48)	(168)	0	(216)
	Brazil Government International Bond	1.000%	03/20/2017	3.608%		20,600	(219)	(548)	0	(767)
	China Government International Bond	1.000%	03/20/2019	0.881%		29,000	14	111	125	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Colombia Government International Bond	1.000%	03/20/2016	1.103%	$	12,800	$77	$(80)	$0	$(3)
	Export-Import Bank of China	1.000%	12/20/2016	0.575%		27,100	(2,192)	2,341	149	0
	MetLife, Inc.	1.000%	03/20/2019	0.624%		34,100	503	(56)	447	0
	Mexico Government International Bond	1.000%	03/20/2016	0.723%		42,300	(240)	307	67	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		7,400	36	(21)	15	0
FBF	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	9,700	199	(116)	83	0
	MGM Resorts International	5.000%	06/20/2019	2.926%	$	10,000	1,185	(451)	734	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.682%		31,600	637	(237)	400	0
	Wendel S.A.	5.000%	12/20/2019	1.116%	EUR	4,600	1,139	(304)	835	0
GST	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%		10,000	211	(125)	86	0
	Colombia Government International Bond	1.000%	03/20/2016	1.103%	$	12,800	77	(80)	0	(3)
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		20,400	100	(60)	40	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.682%		9,400	192	(73)	119	0
	Wendel S.A.	5.000%	12/20/2019	1.116%	EUR	8,000	2,004	(553)	1,451	0
HUS	Brazil Government International Bond	1.000%	03/20/2016	2.532%	$	19,500	(93)	(43)	0	(136)
	Brazil Government International Bond	1.000%	06/20/2016	2.532%		65,100	(94)	(608)	0	(702)
	Colombia Government International Bond	1.000%	03/20/2016	1.103%		12,900	69	(72)	0	(3)
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		7,500	39	(24)	15	0
JPM	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%	EUR	11,200	251	(155)	96	0
	China Government International Bond	1.000%	06/20/2019	0.938%	$	21,600	111	(56)	55	0
	Mexico Government International Bond	1.000%	09/20/2016	0.828%		8,600	48	(31)	17	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.682%		38,000	776	(295)	481	0
	PSEG Power LLC	1.000%	12/20/2018	0.590%		24,200	134	189	323	0
	Volkswagen International Finance NV	1.000%	12/20/2018	2.399%	EUR	8,700	(532)	116	0	(416)
MYC	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.823%		3,000	69	(43)	26	0
	BP Capital Markets America, Inc.	1.000%	03/20/2020	0.880%		11,000	186	(117)	69	0
	MetLife, Inc.	1.000%	03/20/2019	0.624%	$	25,000	420	(92)	328	0
	Mexico Government International Bond	1.000%	12/20/2018	1.350%		8,600	(16)	(76)	0	(92)
	Wendel S.A.	5.000%	12/20/2019	1.116%	EUR	100	25	(7)	18	0

							$9,028	$(3,908)	$9,715	$(4,595)

42	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (2)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Swap Agreements, at Value (5)
							Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$ 8,913	$(45)	$43	$0	$(2)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	4,437	0	47	47	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	9,549	0	101	101	0
MYC	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	56,059	(385)	188	0	(197)

					$ (430)	$379	$148	$(199)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Swap Agreements, at Value
									Asset	Liability
DUB	Receive	1-Year BRL-CDI	12.810%	01/04/2021	BRL	281,700	$(586)	$5,577	$4,991	$0
GLM	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	65,600	(41)	107	66	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		92,300	(19)	148	129	0
HUS	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		30,800	(2)	45	43	0

							$(648)	$5,877	$5,229	$0

Total Swap Agreements							$7,843	$2,405	$15,092	$(4,844)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Low Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(m)	Securities with an aggregate market value of $7,359 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counter party	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$87,954	$0	$1,628	$89,582	$(3,257)	$(712)	$0	$(3,969)	$85,613	$(83,960)	$1,653
BPS	88,041	0	437	88,478	(243)	(702)	0	(945)	87,533	(91,139)	(3,606)
BRC	13,868	0	1,000	14,868	(740)	0	(1,007)	(1,747)	13,121	(12,710)	411
CBK	1,987	0	288	2,275	(1,611)	(262)	(1,250)	(3,123)	(848)	2,925	2,077
DUB	127,272	0	6,177	133,449	(65,182)	0	(986)	(66,168)	67,281	(73,800)	(6,519)
FBF	1,231	0	2,052	3,283	(690)	(3,960)	(2)	(4,652)	(1,369)	3,562	2,193
GLM	14,554	0	195	14,749	(7,481)	(4,800)	0	(12,281)	2,468	(3,540)	(1,072)
GST	0	0	1,743	1,743	0	0	(3)	(3)	1,740	(1,980)	(240)
HUS	193	0	58	251	(40)	(165)	(841)	(1,046)	(795)	(480)	(1,275)
JPM	73,070	0	1,073	74,143	(22,399)	(19)	(466)	(22,884)	51,259	(55,215)	(3,956)
MSB	86,269	0	0	86,269	(27,500)	0	0	(27,500)	58,769	(60,400)	(1,631)
MYC	0	0	441	441	0	(635)	(289)	(924)	(483)	576	93
NAB	72,558	0	0	72,558	(13,111)	0	0	(13,111)	59,447	(60,590)	(1,143)
NGF	0	0	0	0	(61)	0	0	(61)	(61)	0	(61)
RYL	0	0	0	0	(21)	0	0	(21)	(21)	186	165
SCX	582	0	0	582	(430)	0	0	(430)	152	(60)	92
SOG	21	0	0	21	0	(13)	0	(13)	8	0	8
UAG	78,059	0	0	78,059	(864)	(560)	0	(1,424)	76,635	(83,839)	(7,204)

Total Over the Counter	$645,659	$0	$15,092	$660,751	$(143,630)	$(11,828)	$(4,844)	$(160,302)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$841	$841
Swap Agreements	0	557	0	0	4,581	5,138

	$0	$557	$0	$0	$5,422	$5,979

44	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$645,659	$0	$645,659
Swap Agreements	0	9,863	0	0	5,229	15,092

	$0	$9,863	$0	$645,659	$5,229	$660,751

	$0	$10,420	$0	$645,659	$10,651	$666,730

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$958	$958
Swap Agreements	0	25	0	0	696	721

	$0	$25	$0	$0	$1,654	$1,679

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$143,630	$0	$143,630
Written Options	0	0	0	11,193	635	11,828
Swap Agreements	0	4,844	0	0	0	4,844

	$0	$4,844	$0	$154,823	$635	$160,302

	$0	$4,869	$0	$154,823	$2,289	$161,981

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$842	$842
Futures	0	0	0	0	(39,561)	(39,561)
Swap Agreements	0	2,510	0	0	(16,597)	(14,087)

	$0	$2,510	$0	$0	$(55,316)	$(52,806)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$159,134	$0	$159,134
Purchased Options	0	0	0	(134)	(4,303)	(4,437)
Written Options	0	0	0	9,369	11,863	21,232
Swap Agreements	0	(13,586)	0	0	(21)	(13,607)

	$0	$(13,586)	$0	$168,369	$7,539	$162,322

	$0	$(11,076)	$0	$168,369	$(47,777)	$109,516

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(225)	$(225)
Futures	0	0	0	0	(13,000)	(13,000)
Swap Agreements	0	(13,077)	0	0	(14,637)	(27,714)

	$0	$(13,077)	$0	$0	$(27,862)	$(40,939)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(122,056)	$0	$(122,056)
Purchased Options	0	0	0	113	9,044	9,157
Written Options	0	0	0	(1,876)	(10,984)	(12,860)
Swap Agreements	0	14,595	0	0	5,690	20,285

	$0	$14,595	$0	$(123,819)	$3,750	$(105,474)

	$0	$1,518	$0	$(123,819)	$(24,112)	$(146,413)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(Unaudited)

September 30, 2015

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$43,295	$1,443	$44,738
Corporate Bonds & Notes
Banking & Finance	0	3,199,867	29,600	3,229,467
Industrials	61,080	1,668,918	0	1,729,998
Utilities	0	748,741	0	748,741
Convertible Bonds & Notes
Banking & Finance	0	4,975	0	4,975
Municipal Bonds & Notes
New Jersey	0	45,635	0	45,635
Texas	0	3,717	0	3,717
U.S. Government Agencies	0	2,354,713	42	2,354,755
U.S. Treasury Obligations	0	2,287,418	0	2,287,418
Mortgage-Backed Securities	0	1,609,170	11	1,609,181
Asset-Backed Securities	0	1,197,108	12,176	1,209,284
Sovereign Issues	0	1,122,464	0	1,122,464
Preferred Securities
Banking & Finance	9,085	0	0	9,085
Short-Term Instruments
Certificates of Deposit	0	209,039	0	209,039
Repurchase Agreements	0	6,633	0	6,633
Mexico Treasury Bills	0	29,857	0	29,857
U.S. Treasury Bills	0	271	0	271
	$70,165	$14,531,821	$43,272	$14,645,258

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,386	$0	$0	$2,386

Total Investments	$72,551	$14,531,821	$43,272	$14,647,644

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(25,227)	$0	$(25,227)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	810	5,138	0	5,948
Over the counter	0	660,751	0	660,751
	$810	$665,889	$0	$666,699

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(909)	(721)	0	(1,630)
Over the counter	0	(160,302)	0	(160,302)
	$(909)	$(161,023)	$0	$(161,932)

Totals	$72,452	$15,011,460	$43,272	$15,127,184

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

46	PIMCO LOW DURATION FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2015

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Low Duration Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Notes to Financial Statements (Cont.)

sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have

48	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2015

been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Notes to Financial Statements (Cont.)

(together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

50	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2015

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	51

Notes to Financial Statements (Cont.)

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Participations, Assignments and Originations  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan

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agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of September 30, 2015, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	55

Notes to Financial Statements (Cont.)

exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted

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securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

When-Issued Transactions   The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the

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Notes to Financial Statements (Cont.)

Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$54,750	$3,373,906	$(3,426,266)	$(4)	$0	$2,386	$205	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest

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income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy.

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Notes to Financial Statements (Cont.)

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s

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exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized

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Notes to Financial Statements (Cont.)

gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery

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value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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Notes to Financial Statements (Cont.)

default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

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Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity

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Notes to Financial Statements (Cont.)

securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general

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Notes to Financial Statements (Cont.)

obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.21%	0.31%	0.21%	0.25%	0.30%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D

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Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and

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Notes to Financial Statements (Cont.)

approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$528,478	$404,720

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure

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under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,876,367	$7,727,030	$2,126,551	$1,365,861

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares	Amount	Shares		Amount

Receipts for shares sold
Institutional Class	421,680	$4,220,327	1,226,103		$12,573,377
Class P	10,440	104,512	89,708		925,446
Administrative Class	2,394	23,937	8,294		85,260
Class D	6,874	68,718	18,244		187,545
Class A	9,832	98,287	34,109	^	350,946	^
Class B	0	0	16		174
Class C	2,535	25,321	6,910		71,044
Class R	1,742	17,407	4,626		47,634

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Notes to Financial Statements (Cont.)

	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Issued as reinvestment of distributions
Institutional Class	11,097	$110,879	35,305	$358,701
Class P	1,241	12,405	4,218	42,879
Administrative Class	314	3,141	1,079	10,951
Class D	1,384	13,830	4,332	43,935
Class A	1,589	15,878	5,648	57,349
Class B	0	0	3	27
Class C	585	5,848	1,733	17,539
Class R	122	1,219	389	3,936

Cost of shares redeemed
Institutional Class	(492,547)	(4,921,562)	(1,887,836)	(19,363,203)
Class P	(28,003)	(279,925)	(206,191)	(2,123,209)
Administrative Class	(10,117)	(101,383)	(29,948)	(307,598)
Class D	(19,197)	(192,173)	(79,288)	(813,935)
Class A	(33,561)	(335,973)	(184,602)	(1,898,468)
Class B	0	0	(363)^	(3,709)^
Class C	(9,858)	(98,655)	(32,037)	(329,136)
Class R	(2,606)	(26,039)	(7,684)	(78,549)
Net increase (decrease) resulting from Fund share transactions	(124,060)	$(1,234,001)	(987,232)	$(10,141,064)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	At the NYSE Close on March 25, 2015, 146 Class B shares in the amount of $1,472 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

72	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2015

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Low Duration Fund	$107,896	$85,881

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$14,925,580	$113,990	$(391,926)	$(277,936)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DEU	Deutsche Bank Securities, Inc.	RDR	RBC Capital Markets
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GRE	RBS Securities, Inc.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	PHP	Philippine Peso
CNY	Chinese Renminbi (Mainland)	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	RMBS	Residential Mortgage-Backed Security
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio

74	PIMCO LOW DURATION FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

76	PIMCO LOW DURATION FUND

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

78	PIMCO LOW DURATION FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

80	PIMCO LOW DURATION FUND

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

82	PIMCO LOW DURATION FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

84	PIMCO LOW DURATION FUND

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

86	PIMCO LOW DURATION FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4014SAR_093015

Your Global Investment Authority

PIMCO Funds

Semiannual Report

September 30, 2015

PIMCO Real Return Fund

Share Classes

■	Institutional
■	P
■	Administrative
■	D
■	A
■	C
■	R

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

On the following pages of this PIMCO Funds Semiannual Report, which covers the six-month reporting period ended September 30, 2015, please find specific details regarding investment performance and a discussion of factors that most affected performance over the reporting period.

Heightened market volatility throughout the reporting period was sparked by a mix of investor concerns including geopolitical developments, monetary policy and the potential for slowing global economic growth, which contributed to dampened investor sentiment. In particular, rising concern over the outlook for Chinese growth sent commodity prices and inflation expectations lower, while also negatively impacting prices of emerging market (“EM”) debt and equities. In addition, the Chinese equity market began a strong decline in June, continuing throughout the reporting period, which prompted the Chinese government to prop-up equity share prices, and devalue the Chinese Yuan in a surprise move on August 11, 2015. The continued debt crisis in Greece, coupled with rising tension in the Middle East and Ukraine, also contributed to investor unease. Furthermore, the rise in global financial market volatility to multi-year highs drove developed market central banks to reiterate their commitment to accommodative monetary policies.

In the U.S., signs of continuing economic growth, a steady decline in the unemployment rate and renewed business investment activity continued to confirm the U.S. as a key driver of global growth. At its September 2015 meeting, the Federal Reserve abstained from its anticipated first rate hike in over nine years due to concerns over slowing growth in China and the potential impact on the global economy. However, the Fed noted that domestic U.S. economic conditions, namely positive consumer spending and housing data, remained on track and that the labor market had reached its level for acceptable unemployment.

Volatility in Eurozone markets increased during the reporting period despite gradual improvement in the underlying economies. After falling to an all-time low of 0.07% on April 17, 2015, the ten-year German Bund yield increased nearly 100 basis points before settling at 0.59% by the end of the reporting period. Several fundamental factors played a role in the increased yield, including better economic activity, easing credit conditions and a modest uptick in consumer prices, which led to a reduction in deflationary fears. However, poor manufacturing data from China in September increased investor concerns about the overall global economy, leading to expectations of further monetary policy easing by the European Central Bank.

Financial market highlights of our six-month reporting period include:

■

U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, returned 0.15% over the reporting period, as yields between 1-year through 30-years generally rose. The yield on the benchmark ten-year U.S. Treasury note was

2	PIMCO REAL RETURN FUND

2.06% at the end of the reporting period, compared with 1.92% on March 31, 2015 (the end of the previous reporting period). The Barclays U.S. Aggregate Index, a widely used index of U.S. investment grade bonds, declined 0.47% over the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) declined 2.20% over the reporting period, as represented by the Barclays U.S. TIPS Index. The real yield curve rose across the board with shorter-maturity yields rising more than longer-maturity yields. Breakeven inflation levels came under pressure as the decline in commodity prices translated into lower inflation expectations across the real yield curve, with U.S. TIPS therefore underperforming nominal U.S. Treasuries. Diversified commodities posted negative returns, as represented by the Bloomberg Commodity Index Total Return, which declined 10.48% over the reporting period.

■

Agency mortgage-backed securities (“MBS”) returned 0.55% over the reporting period, as represented by the Barclays U.S. Agency Fixed Rate MBS Index. Agency MBS underperformed like-duration U.S. Treasuries amid heavy supply, increased volatility and deteriorating market technicals. Non-Agency MBS prices were flat to modestly lower despite stable housing fundamentals, as risk-off investor sentiment and weakness in broader corporate credit markets negatively impacted the sector.

■

The U.S. investment grade credit market, as represented by the Barclays U.S. Credit Index, declined 2.37% during the reporting period. Investment grade credit spreads widened during the reporting period due to heavy U.S. primary market supply and substantial volatility in commodity-related sectors. The high yield bond market, as represented by the BofA Merrill Lynch U.S. High Yield Index, declined 4.95% over the reporting period, and was impacted primarily by the sell-off in the equity markets and the commodity sectors (namely the energy and metals & mining sectors), which was most pronounced in the last quarter of the reporting period. Coupon income was the only contributor to returns as prices on high yield bonds generally declined over the reporting period.

■

Tax-exempt municipal bonds returned 0.75% over the reporting period, as represented by the Barclays Municipal Bond Index. Positive returns were supported by lower U.S. Treasury rates and attractive tax-exempt valuations, despite elevated primary supply pressures, which were driven by heightened refunding activity in a low interest rate environment. The high yield municipal bond segment underperformed, driven by negative credit headlines surrounding Puerto Rico, as the island’s first public corporation officially defaulted and a government-sponsored working group recommended a broad restructuring plan.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	3

Chairman’s Letter (Cont.)

■

EM debt sectors were negatively impacted by a combination of global drivers, notably China’s slowdown, the devaluation of the Chinese Yuan (which had a ripple effect on EM local currencies), the Fed’s policy stance and lower commodity prices. In addition, politics and upcoming local elections added a layer of idiosyncratic risk to the overall outlook. These emerging markets faced a number of headwinds during the reporting period, which translated into slowing growth rates. EM external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, declined 2.33% over the reporting period and EM local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), declined 11.40% over the reporting period.

■

Developed market and EM equities generally posted negative returns in response to the dramatic decline in Chinese equity shares, lower commodities prices and the impact on global economic growth from a potentially more dramatic slowdown in China. U.S. equities declined 6.18% over the reporting period, as measured by the S&P 500 Index, and global equities, as represented by the MSCI World Index, declined 8.16% over the reporting period. EM equities, as measured by the MSCI Emerging Markets Index, declined 17.33% over the reporting period.

Thank you for the assets you have placed with us. We value your trust, and will continue to work diligently to meet your broad investment needs. If you have questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO (888.877.4626). We also invite you to visit our website at www.pimco.com to learn more about our views and global thought leadership.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds November 23, 2015

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

4	PIMCO REAL RETURN FUND

Important Information About the PIMCO Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. A number of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and significant, and there is no guarantee that Fund management will anticipate such movement accurately.

As of the date of this report, interest rates in the U.S. are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014. Further, while the U.S. bond market has steadily grown over the past three decades, dealer inventories of corporate bonds have remained relatively stagnant. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, call risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, sovereign debt risk, currency risk, leveraging risk, management risk, and short sale risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leveraging risk and the risk that the Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in an asset, instrument or component of the index underlying a derivative instrument may cause an immediate and substantial loss or gain, which translates into heightened volatility for the Fund. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a significant portion of its assets in these types of instruments. If it does, the Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in foreign (non-U.S.) securities may entail risk due to foreign (non-U.S.) economic and political developments; this risk may be increased when investing in emerging markets. For example, if the Fund invests in emerging market debt, it may face increased exposure to interest rate, liquidity, volatility, and redemption risk due to the specific economic, political, geographical, or legal background of the foreign (non-U.S.) issuer.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	5

Important Information About the PIMCO Real Return Fund (Cont.)

High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Further, markets for lower-rated bonds are typically less liquid than for higher-rated bonds, and public information is usually less abundant in such markets. Thus, high yield investments increase the chance that the Fund will lose money. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Mortgage- and Asset-Backed Securities represent ownership interests in “pools” of mortgages or other assets such as consumer loans or receivables. As a general matter, Mortgage- and Asset-Backed Securities are subject to interest rate risk, extension risk, prepayment risk, and credit risk. These risks largely stem from the fact that returns on Mortgage- and Asset-Backed Securities depend on the ability of the underlying assets to generate cash flow.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflects any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. Class C shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first (i) 18 months after purchase for purchases made prior to August 10, 2015 and (ii) 12 months after purchase for purchases made on or after August 10, 2015. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class D, Class A, Class C and Class R shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The Fund’s total annual operating expense ratios on the Fund Summary page are as of the currently effective prospectus, as supplemented to date. The Cumulative Returns chart assumes the initial investment of $1,000,000 was made at the end of the month that the Institutional Class of the Fund commenced operations. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class D shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against a broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following table discloses the inception dates of the Fund and its respective share classes:

Fund Name	Fund Inception	Institutional Class	Class P	Administrative Class	Class D	Class A	Class C	Class R
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/28/00	04/08/98	01/29/97	01/29/97	12/31/02

6	PIMCO REAL RETURN FUND

For periods prior to the inception date of the Class P, Administrative Class, Class D, and Class R shares, performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class D and Class R shares, respectively.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PIMCO Funds files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	7

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2015

Average Annual Total Return for the period ended September 30, 2015
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	-3.45%	-2.65%	2.17%	4.19%	6.19%
PIMCO Real Return Fund Class P	-3.50%	-2.75%	2.07%	4.09%	6.10%
PIMCO Real Return Fund Administrative Class	-3.58%	-2.90%	1.91%	3.93%	5.92%
PIMCO Real Return Fund Class D	-3.65%	-3.04%	1.76%	3.76%	5.74%
PIMCO Real Return Fund Class A	-3.65%	-3.04%	1.76%	3.75%	5.74%
PIMCO Real Return Fund Class A (adjusted)	-7.26%	-6.68%	0.98%	3.43%	5.56%
PIMCO Real Return Fund Class C	-3.89%	-3.52%	1.25%	3.23%	5.21%
PIMCO Real Return Fund Class C (adjusted)	-4.85%	-4.46%	1.25%	3.23%	5.21%
PIMCO Real Return Fund Class R	-3.77%	-3.28%	1.50%	3.49%	5.46%
Barclays U.S. TIPS Index	-2.20%	-0.83%	2.55%	4.01%	5.63%
Lipper Inflation-Protected Bond Funds Average	-2.77%	-2.69%	1.56%	3.06%	5.57%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. For performance current to the most recent month-end, visit www.pimco.com or call (888) 87-PIMCO. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, are 0.50% for Institutional Class shares, 0.60% for Class P shares, 0.75% for Administrative Class shares, 0.90% for Class D shares, 0.90% for Class A shares, 1.40% for Class C shares, and 1.15% for Class R shares.

8	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	Class P - PRLPX	Administrative Class - PARRX	Class D - PRRDX
Class A - PRTNX		Class C -PRTCX	Class R - PRRRX

Allocation Breakdown†

U.S. Treasury Obligations	77.8%
Sovereign Issues	10.0%
Corporate Bonds & Notes	4.4%
Short-Term Instruments‡	3.6%
Mortgage-Backed Securities	2.0%
Other	2.2%

†	% of Investments, at value as of 09/30/15. Financial derivative instruments, if any, are excluded.
‡	Includes Central Funds used for Cash Management Purposes

Investment Objective and Strategy Overview

»

The PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Fund Insights

»	Underweight exposure to the front-end of the U.S. real yield curve positively contributed to relative performance, as real yields in this portion of the curve rose over the reporting period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute performance, as U.S. TIPS posted negative returns over the reporting period.

»	Overweight exposure to U.S. breakeven inflation rates detracted from relative performance, as nominal U.S. Treasuries outperformed U.S. TIPS over the reporting period.

»	Short exposure to the euro currency detracted from relative performance, as the euro appreciated relative to the U.S. dollar over the reporting period.

»	Exposure to Brazilian nominal interest rates detracted from relative performance, as interest rates in Brazil rose over the reporting period.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	9

Expense Example

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2015 to September 30, 2015 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Beginning Account Value (04/01/15)	Ending Account Value (09/30/15)	Expenses Paid During Period *	Net Annualized Expense Ratio
Institutional Class	$1,000.00	$965.50	$2.60	$1,000.00	$1,022.35	$2.68	0.53%
Class P	1,000.00	965.00	3.09	1,000.00	1,021.85	3.18	0.63
Administrative Class	1,000.00	964.20	3.83	1,000.00	1,021.10	3.94	0.78
Class D	1,000.00	963.50	4.57	1,000.00	1,020.35	4.70	0.93
Class A	1,000.00	963.50	4.57	1,000.00	1,020.35	4.70	0.93
Class C	1,000.00	961.10	7.01	1,000.00	1,017.85	7.21	1.43
Class R	1,000.00	962.30	5.79	1,000.00	1,019.10	5.96	1.18

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10	PIMCO REAL RETURN FUND

Benchmark Descriptions

Index	Description

Barclays U.S. TIPS Index	Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	11

Financial Highlights PIMCO Real Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)		Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Institutional Class
04/01/2015 - 09/30/2015+	$11.06	$0.24		$(0.62)	$(0.38)	$(0.05)	$0.00	$0.00
03/31/2015	11.18	0.05		0.25	0.30	(0.42)	(0.00)^	0.00
03/31/2014	12.25	0.19		(1.07)	(0.88)	(0.04)	(0.06)	(0.09)
03/31/2013	11.95	0.17		0.73	0.90	(0.33)	(0.27)	0.00
03/31/2012	11.49	0.34		0.93	1.27	(0.42)	(0.39)	0.00
03/31/2011	10.87	0.28		0.63	0.91	(0.29)	0.00	0.00
Class P
04/01/2015 - 09/30/2015+	11.06	0.23		(0.62)	(0.39)	(0.04)	0.00	0.00
03/31/2015	11.18	(0.00	)^	0.29	0.29	(0.41)	(0.00)^	0.00
03/31/2014	12.25	0.22		(1.11)	(0.89)	(0.04)	(0.06)	(0.08)
03/31/2013	11.95	0.15		0.74	0.89	(0.32)	(0.27)	0.00
03/31/2012	11.49	0.32		0.94	1.26	(0.41)	(0.39)	0.00
03/31/2011	10.87	0.28		0.62	0.90	(0.28)	0.00	0.00
Administrative Class
04/01/2015 - 09/30/2015+	11.06	0.23		(0.62)	(0.39)	(0.04)	0.00	0.00
03/31/2015	11.18	0.03		0.24	0.27	(0.39)	(0.00)^	0.00
03/31/2014	12.25	0.16		(1.07)	(0.91)	(0.03)	(0.06)	(0.07)
03/31/2013	11.95	0.14		0.73	0.87	(0.30)	(0.27)	0.00
03/31/2012	11.49	0.30		0.94	1.24	(0.39)	(0.39)	0.00
03/31/2011	10.87	0.25		0.64	0.89	(0.27)	0.00	0.00
Class D
04/01/2015 - 09/30/2015+	11.06	0.22		(0.62)	(0.40)	(0.03)	0.00	0.00
03/31/2015	11.18	0.02		0.24	0.26	(0.38)	(0.00)^	0.00
03/31/2014	12.25	0.16		(1.08)	(0.92)	(0.03)	(0.06)	(0.06)
03/31/2013	11.95	0.12		0.73	0.85	(0.28)	(0.27)	0.00
03/31/2012	11.49	0.29		0.93	1.22	(0.37)	(0.39)	0.00
03/31/2011	10.87	0.24		0.63	0.87	(0.25)	0.00	0.00

Please see footnotes on page 14.

12	PIMCO REAL RETURN FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.05)	$10.63	(3.45)%	$6,505,394	0.53	%*	0.53	%*	0.45	%*	0.45	%*	4.40	%*	59%
(0.42)	11.06	2.77	6,944,302	0.50		0.50		0.45		0.45		0.40		117
(0.19)	11.18	(7.15)	7,260,857	0.47		0.47		0.45		0.45		1.65		33
(0.60)	12.25	7.61	10,059,104	0.48		0.48		0.45		0.45		1.37		41
(0.81)	11.95	11.31	8,963,508	0.47		0.47		0.45		0.45		2.88		129
(0.29)	11.49	8.48	7,559,915	0.46		0.46		0.45		0.45		2.51		174

(0.04)	10.63	(3.50)	794,243	0.63	*	0.63	*	0.55	*	0.55	*	4.28	*	59
(0.41)	11.06	2.67	836,420	0.60		0.60		0.55		0.55		0.01		117
(0.18)	11.18	(7.25)	742,644	0.57		0.57		0.55		0.55		1.88		33
(0.59)	12.25	7.50	1,886,341	0.58		0.58		0.55		0.55		1.25		41
(0.80)	11.95	11.19	1,616,504	0.57		0.57		0.55		0.55		2.68		129
(0.28)	11.49	8.37	1,176,669	0.56		0.56		0.55		0.55		2.45		174

(0.04)	10.63	(3.58)	616,412	0.78	*	0.78	*	0.70	*	0.70	*	4.19	*	59
(0.39)	11.06	2.51	936,651	0.75		0.75		0.70		0.70		0.29		117
(0.16)	11.18	(7.39)	1,233,721	0.72		0.72		0.70		0.70		1.44		33
(0.57)	12.25	7.34	1,736,194	0.73		0.73		0.70		0.70		1.10		41
(0.78)	11.95	11.03	1,501,744	0.72		0.72		0.70		0.70		2.54		129
(0.27)	11.49	8.21	1,192,602	0.71		0.71		0.70		0.70		2.24		174

(0.03)	10.63	(3.65)	1,037,360	0.93	*	0.93	*	0.85	*	0.85	*	4.01	*	59
(0.38)	11.06	2.36	1,208,764	0.90		0.90		0.85		0.85		0.14		117
(0.15)	11.18	(7.53)	1,359,797	0.87		0.87		0.85		0.85		1.41		33
(0.55)	12.25	7.18	2,528,152	0.88		0.88		0.85		0.85		0.97		41
(0.76)	11.95	10.86	2,275,872	0.87		0.87		0.85		0.85		2.45		129
(0.25)	11.49	8.04	1,819,723	0.86		0.86		0.85		0.85		2.10		174

Please see footnotes on page 14.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	13

Financial Highlights PIMCO Real Return Fund (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
04/01/2015 - 09/30/2015+	$11.06	$0.22	$(0.62)	$(0.40)	$(0.03)	$0.00	$0.00
03/31/2015	11.18	0.04	0.22	0.26	(0.38)	(0.00)^	0.00
03/31/2014	12.25	0.16	(1.08)	(0.92)	(0.03)	(0.06)	(0.06)
03/31/2013	11.95	0.13	0.72	0.85	(0.28)	(0.27)	0.00
03/31/2012	11.49	0.30	0.92	1.22	(0.37)	(0.39)	0.00
03/31/2011	10.87	0.23	0.63	0.86	(0.24)	0.00	0.00
Class C
04/01/2015 - 09/30/2015+	11.06	0.19	(0.62)	(0.43)	(0.00)^	0.00	0.00
03/31/2015	11.18	(0.02)	0.22	0.20	(0.32)	(0.00)^	0.00
03/31/2014	12.25	0.10	(1.08)	(0.98)	(0.01)	(0.06)	(0.02)
03/31/2013	11.95	0.07	0.72	0.79	(0.22)	(0.27)	0.00
03/31/2012	11.49	0.24	0.92	1.16	(0.31)	(0.39)	0.00
03/31/2011	10.87	0.18	0.63	0.81	(0.19)	0.00	0.00
Class R
04/01/2015 - 09/30/2015+	11.06	0.20	(0.62)	(0.42)	(0.01)	0.00	0.00
03/31/2015	11.18	(0.03)	0.26	0.23	(0.35)	(0.00)^	0.00
03/31/2014	12.25	0.12	(1.07)	(0.95)	(0.02)	(0.06)	(0.04)
03/31/2013	11.95	0.09	0.73	0.82	(0.25)	(0.27)	0.00
03/31/2012	11.49	0.25	0.94	1.19	(0.34)	(0.39)	0.00
03/31/2011	10.87	0.20	0.64	0.84	(0.22)	0.00	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.
(c)	Effective May 1, 2011, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.

14	PIMCO REAL RETURN FUND	See Accompanying Notes

Total Distributions (b)	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.03)	$10.63	(3.65)%	$2,007,522	0.93	%*	0.93	%*	0.85	%*	0.85	%*	4.00	%*	59%
(0.38)	11.06	2.36	2,227,419	0.90		0.90		0.85		0.85		0.32		117
(0.15)	11.18	(7.53)	2,738,928	0.87		0.87		0.85		0.85		1.36		33
(0.55)	12.25	7.18	4,896,233	0.88		0.88		0.85		0.85		1.02		41
(0.76)	11.95	10.86	4,813,730	0.87	(c)	0.87	(c)	0.85	(c)	0.85	(c)	2.50		129
(0.24)	11.49	7.99	4,264,937	0.91		0.91		0.90		0.90		2.06		174

(0.00)^	10.63	(3.89)	917,677	1.43	*	1.43	*	1.35	*	1.35	*	3.52	*	59
(0.32)	11.06	1.85	1,081,034	1.40		1.40		1.35		1.35		(0.19)		117
(0.09)	11.18	(7.99)	1,457,436	1.37		1.37		1.35		1.35		0.92		33
(0.49)	12.25	6.65	2,931,665	1.38		1.38		1.35		1.35		0.53		41
(0.70)	11.95	10.31	2,945,357	1.37	(c)	1.37	(c)	1.35	(c)	1.35	(c)	2.00		129
(0.19)	11.49	7.46	2,625,825	1.41		1.41		1.40		1.40		1.55		174

(0.01)	10.63	(3.77)	355,594	1.18	*	1.18	*	1.10	*	1.10	*	3.75	*	59
(0.35)	11.06	2.11	390,425	1.15		1.15		1.10		1.10		(0.22)		117
(0.12)	11.18	(7.76)	398,575	1.12		1.12		1.10		1.10		1.01		33
(0.52)	12.25	6.92	536,634	1.13		1.13		1.10		1.10		0.70		41
(0.73)	11.95	10.58	452,520	1.12	(c)	1.12	(c)	1.10	(c)	1.10	(c)	2.10		129
(0.22)	11.49	7.72	327,677	1.16		1.16		1.15		1.15		1.80		174

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	15

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$17,431,842
Investments in Affiliates	224,010
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,364
Over the counter	124,344
Cash	63
Deposits with counterparty	15,574
Foreign currency, at value	15,021
Receivable for Investments sold~	694,081
Receivable for investments sold on a delayed-delivery basis	87,444
Receivable for Fund shares sold	11,333
Interest and dividends receivable	77,641
Dividends receivable from Affiliates	8
Total Assets	18,686,725
Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$4,527,732
Payable for sale-buyback transactions	1,143,241
Payable for short sales	196,725
Financial Derivative Instruments
Exchange-traded or centrally cleared	9,508
Over the counter	200,276
Payable for investments purchased~	244,431
Payable for investments in Affiliates purchased	8
Payable for investments purchased on a delayed-delivery basis	2,342
Deposits from counterparty	79,267
Payable for Fund shares redeemed	41,724
Dividends payable	478
Accrued investment advisory fees	2,540
Accrued supervisory and administrative fees	2,639
Accrued distribution fees	803
Accrued servicing fees	683
Other liabilities	126
Total Liabilities	6,452,523

Net Assets	$12,234,202
Net Assets Consist of:
Paid in capital	$13,155,476
(Overdistributed) net investment income	(50,731)
Accumulated undistributed net realized (loss)	(287,895)
Net unrealized (depreciation)	(582,648)
$12,234,202

Cost of Investments in securities	$17,862,266
Cost of Investments in Affiliates	$224,010
Cost of Foreign Currency Held	$15,132
Proceeds Received on Short Sales	$194,888
Cost or Premiums of Financial Derivative Instruments, net	$(23,527)

* Includes repurchase agreements of:	$75,695

~	A portion of the balance may represent to-be-announced (TBA) securities. See Note 4 in the Notes to Financial Statements.

16	PIMCO REAL RETURN FUND	See Accompanying Notes

September 30, 2015 (Unaudited)

Net Assets:
Institutional Class	$6,505,394
Class P	794,243
Administrative Class	616,412
Class D	1,037,360
Class A	2,007,522
Class C	917,677
Class R	355,594
Shares Issued and Outstanding:
Institutional Class	611,929
Class P	74,711
Administrative Class	57,983
Class D	97,579
Class A	188,838
Class C	86,322
Class R	33,449
Net Asset Value and Redemption Price^ Per Share Outstanding:
Institutional Class	$10.63
Class P	10.63
Administrative Class	10.63
Class D	10.63
Class A	10.63
Class C	10.63
Class R	10.63

^	With respect to the A and C Classes, the redemption price varies by the length of time the shares are held.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	17

Statement of Operations PIMCO Real Return Fund

Six Months Ended September 30, 2015 (Unaudited)
(Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$321,438
Dividends	573
Dividends from Investments in Affiliates	85
Total Income	322,096

Expenses:
Investment advisory fees	16,319
Supervisory and administrative fees	16,964
Distribution and/or servicing fees - Administrative Class	882
Distribution and/or servicing fees - Class D	1,424
Distribution fees - Class C	2,507
Distribution fees - Class R	471
Servicing fees - Class A	2,673
Servicing fees - Class C	1,253
Servicing fees - Class R	471
Trustee fees	11
Interest expense	5,489
Total Expenses	48,464

Net Investment Income	273,632

Net Realized Gain (Loss):
Investments in securities	(148,894)
Investments in Affiliates	39
Exchange-traded or centrally cleared financial derivative instruments	(2,380)
Over the counter financial derivative instruments	115,081
Foreign currency	2,474

Net Realized (Loss)	(33,680)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(498,573)
Investments in Affiliates	(37)
Exchange-traded or centrally cleared financial derivative instruments	(79,142)
Over the counter financial derivative instruments	(132,126)
Foreign currency assets and liabilities	9,033

Net Change in Unrealized (Depreciation)	(700,845)

Net (Decrease) in Net Assets Resulting from Operations	$(460,893)

* Foreign tax withholdings	$42

18	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
(Decrease) in Net Assets from:

Operations:
Net investment income	$273,632	$39,460
Net realized gain (loss)	(33,680)	188,391
Net change in unrealized appreciation (depreciation)	(700,845)	137,605

Net increase (decrease) in net assets resulting from operations	(460,893)	365,456

Distributions to Shareholders:
From net investment income
Institutional Class	(30,868)	(275,088)
Class P	(3,327)	(31,257)
Administrative Class	(2,269)	(32,947)
Class D	(2,843)	(41,195)
Class A	(5,343)	(82,273)
Class B	0	(208)^
Class C	(0)	(34,069)
Class R	(469)	(12,390)
From net realized capital gains
Institutional Class	0	(2,279)
Class P	0	(278)
Administrative Class	0	(291)
Class D	0	(372)
Class A	0	(727)
Class B	0	(2)^
Class C	0	(361)
Class R	0	(122)

Total Distributions(a)	(45,119)	(513,859)

Fund Share Transactions:
Net (decrease) resulting from Fund share transactions**	(884,801)	(1,429,041)

Total (Decrease) in Net Assets	(1,390,813)	(1,577,444)

Net Assets:
Beginning of period	13,625,015	15,202,459
End of period*	$12,234,202	$13,625,015

* Including (overdistributed) net investment income of:	$(50,731)	$(279,244)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Class B Shares converted to Class A Shares at the close of business on March 25, 2015, and are no longer available through an exchange from other PIMCO mutual funds.
**	See Note 12 in the Notes to Financial Statements.
(a)	Determined in accordance with federal income tax regulations, see Note 2(d) in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	19

Statement of Cash Flows PIMCO Real Return Fund

Six Months Ended September 30, 2015 (Unaudited) (Amounts in thousands)
Cash flows (used for) operating activities:
Net (decrease) in net assets resulting from operations	$(460,893)

Adjustments to reconcile net (decrease) in net assets from operations to net cash (used for) operating activities:
Purchases of long-term securities	(11,047,740)
Proceeds from sales of long-term securities	10,033,223
Proceeds from sales of short-term portfolio investments, net	168,268
Decrease in deposits with counterparty	109
(Increase) in receivable for investments sold	(302,986)
(Increase) in interest and dividends receivable	(6,157)
(Increase) in exchange-traded or centrally cleared financial derivative instruments	(81,125)
Decrease in over the counter financial derivative instruments	109,306
Increase in payable for investments purchased	51,118
(Decrease) in deposits from counterparty	(62,700)
(Decrease) in accrued investment advisory fees	(265)
(Decrease) in accrued supervisory and administrative fees	(281)
(Decrease) in accrued distribution fees	(168)
(Decrease) in accrued servicing fees	(81)
Payments on short sales transactions, net	(117,704)
Proceeds from currency transactions	551
Increase in other liabilities	19
Net Realized (Gain) Loss
Investments in securities	148,894
Investments in Affiliates	(39)
Exchange-traded or centrally cleared financial derivative instruments	2,380
Over the counter financial derivative instruments	(115,081)
Foreign currency	(2,474)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	498,573
Investments in Affiliates	37
Exchange-traded or centrally cleared financial derivative instruments	79,142
Over the counter financial derivative instruments	132,126
Foreign currency assets and liabilities	(9,033)
Net amortization (accretion) on investments	67,937
Net Cash (Used for) Operating Activities	(915,044)

Cash Flows Received from Financing Activities:
Proceeds from shares sold	1,268,186
Payments on shares redeemed	(2,183,123)
(Decrease) in overdraft due to custodian	(509)
Cash dividend paid*	(3,294)
Proceeds from reverse repurchase agreements	21,056,660
Payments on reverse repurchase agreements	(19,343,282)
Proceeds from sale-buyback transactions	10,986,354
Payments on sale-buyback transactions	(10,880,644)
Proceeds from deposits from counterparty	49,182
Payments on deposits from counterparty	(42,916)
Net Cash Received from Financing Activities	906,614

Net (Decrease) in Cash and Foreign Currency	(8,430)

Cash and Foreign Currency:
Beginning of period	23,514
End of period	$15,084
* Reinvestment of distributions	$42,062

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$4,965

20	PIMCO REAL RETURN FUND	See Accompanying Notes

Schedule of Investments PIMCO Real Return Fund

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.5%

CORPORATE BONDS & NOTES 6.3%

BANKING & FINANCE 4.2%
Allstate Life Global Funding Trusts
0.186% due 11/25/2016		$2,500	$2,453
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		32,100	31,672
3.250% due 02/13/2018		1,100	1,085
3.600% due 05/21/2018		6,200	6,138
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	5,400	5,798
9.000% due 05/09/2018 (e)		$800	848
Banco Popolare SC
3.500% due 03/14/2019	EUR	8,400	9,587
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		400	480
Banco Santander S.A.
6.250% due 09/11/2021 (e)		6,500	6,776
Bank of America N.A.
0.731% due 05/08/2017		$4,800	4,786
1.750% due 06/05/2018		60,800	60,697
Barclays Bank PLC
2.010% due 12/21/2020	MXN	40,000	2,354
7.625% due 11/21/2022		$46,214	51,875
7.750% due 04/10/2023		2,800	3,003
Barclays PLC
5.250% due 08/17/2045		8,400	8,498
6.500% due 09/15/2019 (e)	EUR	4,300	4,718
6.625% due 09/15/2019 (e)		$800	768
8.000% due 12/15/2020 (e)	EUR	8,300	9,825
8.250% due 12/15/2018 (e)		$2,901	3,029
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,850	12,152
BNP Paribas S.A.
0.771% due 05/07/2017		32,240	32,142
BPCE S.A.
4.625% due 07/11/2024		14,600	14,265
Corp. Andina de Fomento
3.950% due 10/15/2021 (d)	MXN	110,616	6,639
Credit Agricole S.A.
0.881% due 06/12/2017		$4,801	4,799
0.909% due 06/02/2017		3,700	3,694
7.500% due 06/23/2026 (e)	GBP	622	910
7.875% due 01/23/2024 (e)		$400	399
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		3,750	3,651
3.800% due 09/15/2022		11,300	11,328
Depfa ACS Bank
4.875% due 10/28/2015		2,900	2,911

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Eksportfinans ASA
2.375% due 05/25/2016		$3,600	$3,610
2.875% due 11/16/2016	CHF	400	417
5.500% due 05/25/2016		$1,000	1,022
5.500% due 06/26/2017		4,750	5,010
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		2,350	2,268
12.000% due 02/17/2020		1,200	1,198
Export-Import Bank of India
2.477% due 03/30/2016		1,100	1,104
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		3,715	3,664
3.750% due 05/22/2025		5,600	5,631
International Lease Finance Corp.
6.750% due 09/01/2016		1,800	1,865
7.125% due 09/01/2018		21,600	23,838
Intesa Sanpaolo SpA
2.375% due 01/13/2017		300	301
3.125% due 01/15/2016		24,200	24,332
JPMorgan Chase & Co.
0.845% due 04/25/2018		17,550	17,481
2.750% due 06/23/2020		20,876	21,065
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	488
Lloyds Bank PLC
1.750% due 05/14/2018		28,550	28,512
3.500% due 05/14/2025		5,450	5,410
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	15,915	24,376
7.875% due 06/27/2029 (e)		1,084	1,692
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,034
Navient Corp.
0.293% due 11/01/2016		$2,975	2,702
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	600	682
Novo Banco S.A.
5.875% due 11/09/2015		700	780
Nykredit Realkredit A/S
4.000% due 06/03/2036		300	334
Qatari Diar Finance Co.
5.000% due 07/21/2020		$500	559
Rabobank Group
8.375% due 07/26/2016 (e)		4,700	4,860
8.400% due 06/29/2017 (e)		4,700	5,017
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		2,400	2,401
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	1,300	1,583
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016		$500	497

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
4.750% due 05/22/2023		$3,100	$3,121
7.250% due 02/22/2022		1,200	1,251
7.625% due 08/17/2022		1,500	1,728

			507,113

INDUSTRIALS 1.9%
AbbVie, Inc.
1.800% due 05/14/2018		13,200	13,173
2.500% due 05/14/2020		6,100	6,073
3.200% due 11/06/2022		1,400	1,393
3.600% due 05/14/2025		5,100	5,047
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	3,100	3,278
California Resources Corp.
5.000% due 01/15/2020 (h)		$19,900	12,898
6.000% due 11/15/2024 (h)		13,000	7,849
Central China Real Estate Ltd.
8.000% due 01/28/2020		2,900	2,737
Chesapeake Energy Corp.
3.539% due 04/15/2019		4,700	3,349
CSN Islands Corp.
6.875% due 09/21/2019 (h)		600	285
Dynegy, Inc.
6.750% due 11/01/2019		13,800	13,904
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	17,900	16,951
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017 (a)		$15,675	15,666
2.850% due 10/05/2018 (a)		15,675	15,655
Home Depot, Inc.
2.625% due 06/01/2022		4,600	4,603
KWG Property Holding Ltd.
8.250% due 08/05/2019		2,400	2,424
Masco Corp.
5.850% due 03/15/2017 (h)		4,300	4,504
MGM Resorts International
6.875% due 04/01/2016		15,750	16,045
7.625% due 01/15/2017		22,864	24,007
Numericable SFR S.A.S.
4.875% due 05/15/2019		4,900	4,753
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	21,096
Sunac China Holdings Ltd.
8.750% due 12/05/2019		1,300	1,284
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,642
Telefonica Emisiones S.A.U.
0.976% due 06/23/2017		23,400	23,326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		$2,824	$3,286
UnitedHealth Group, Inc.
3.350% due 07/15/2022		700	723
Univision Communications, Inc.
5.125% due 02/15/2025		4,500	4,230

			232,181

UTILITIES 0.2%
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,526
Ooredoo International Finance Ltd.
4.750% due 02/16/2021		200	219
5.000% due 10/19/2025		1,000	1,084
Petrobras Global Finance BV
1.953% due 05/20/2016		4,200	3,969
2.429% due 01/15/2019 (h)		1,200	831
2.694% due 03/17/2017		1,900	1,639
2.750% due 01/15/2018	EUR	2,000	1,803
3.000% due 01/15/2019 (h)		$900	653
3.214% due 03/17/2020		3,000	2,062
3.250% due 03/17/2017		2,800	2,478
3.250% due 04/01/2019	EUR	500	411
3.875% due 01/27/2016		$200	197
4.375% due 05/20/2023 (h)		1,800	1,179
4.875% due 03/17/2020		3,500	2,572
5.375% due 01/27/2021		7,142	5,229
5.750% due 01/20/2020 (h)		1,300	978
6.250% due 12/14/2026	GBP	1,000	968
6.625% due 01/16/2034		100	95
7.875% due 03/15/2019		$4,300	3,546

			32,439

Total Corporate Bonds & Notes (Cost $807,060)			771,733

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.254% due 07/25/2037		1,078	1,015
0.268% due 12/25/2036		224	223
0.294% due 01/25/2021		1	1
0.324% due 03/25/2036		385	369
0.495% due 04/25/2035		8	8
0.544% due 07/25/2037 - 05/25/2042		493	494
0.634% due 05/25/2036		274	274
0.639% due 02/25/2037		1,382	1,387
1.383% due 06/01/2043 - 10/01/2044		1,510	1,549
1.466% due 04/01/2032		26	27
1.650% due 02/01/2032		6	6
1.707% due 04/01/2027		53	55
1.840% due 11/01/2033		35	37

22	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.892% due 10/01/2033	$3	$3
2.048% due 02/01/2034	26	27
2.060% due 04/01/2033	362	383
2.257% due 05/01/2035	295	313
2.275% due 05/25/2035	40	42
2.459% due 09/01/2034	20	22
2.480% due 05/01/2036	43	46
2.860% due 04/01/2035	136	145
3.000% due 10/01/2045	64,000	64,899
4.320% due 12/01/2036	108	116
4.528% due 09/01/2034	73	78
6.500% due 06/25/2028	49	55
Freddie Mac
0.234% due 12/25/2036	736	734
0.454% due 08/25/2031	277	271
0.474% due 09/25/2031	679	671
0.477% due 01/15/2037	15	15
1.383% due 02/25/2045	1,203	1,249
1.583% due 07/25/2044	252	259
2.098% due 07/01/2036	155	164
2.193% due 09/01/2036	194	205
2.343% due 01/01/2034	291	312
2.352% due 10/01/2036	71	76
2.441% due 06/01/2033	232	245
2.638% due 01/01/2034	320	339
4.500% due 07/15/2020	1,090	1,144
6.500% due 01/25/2028	22	26
7.000% due 10/15/2030	52	59
Ginnie Mae
0.609% due 06/16/2031 - 03/16/2032	47	47
1.018% due 01/20/2060	34,950	35,311
1.625% due 07/20/2035 - 12/20/2035	791	820
NCUA Guaranteed Notes
2.650% due 10/29/2020	3,088	3,101
Small Business Administration
5.902% due 02/10/2018	964	1,031

Total U.S. Government Agencies (Cost $117,060)		117,653

U.S. TREASURY OBLIGATIONS 112.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)(l)	138,290	127,435
2.875% due 08/15/2045 (h)	25,710	25,718
3.000% due 11/15/2044 (h)(l)	9,380	9,588
3.000% due 05/15/2045 (h)	159,680	163,569
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (j)(l)	40,380	39,998
0.125% due 04/15/2017 (j)	100,450	100,121
0.125% due 04/15/2018 (l)	23,281	23,267
0.125% due 04/15/2019 (j)(l)	122,363	122,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 04/15/2020 (j)	$345,995	$344,125
0.125% due 01/15/2022	408,579	398,790
0.125% due 07/15/2022 (h)	1,776,462	1,735,138
0.125% due 01/15/2023	497,987	480,905
0.125% due 07/15/2024 (l)	23,821	22,770
0.250% due 01/15/2025 (l)	79,046	75,888
0.375% due 07/15/2023	406,141	399,787
0.375% due 07/15/2025 (h)	49,403	48,196
0.625% due 07/15/2021 (h)	1,566,172	1,590,072
0.625% due 01/15/2024 (l)	139,614	139,174
0.625% due 02/15/2043 (l)	77,571	65,569
0.750% due 02/15/2042 (l)	108,515	95,293
0.750% due 02/15/2045	331,403	288,357
1.125% due 01/15/2021	194,935	202,837
1.250% due 07/15/2020 (h)	1,089,544	1,145,149
1.375% due 07/15/2018 (l)	111	115
1.375% due 01/15/2020 (j)	243,410	255,706
1.375% due 02/15/2044 (h)	535,733	545,189
1.625% due 01/15/2018 (l)	114	118
1.750% due 01/15/2028 (h)	314,646	348,493
1.875% due 07/15/2019 (j)(l)	12,942	13,833
2.000% due 01/15/2016 (l)	120	120
2.000% due 01/15/2026 (h)	417,695	469,494
2.125% due 01/15/2019 (j)	12,504	13,328
2.125% due 02/15/2040 (l)	68,834	81,364
2.125% due 02/15/2041 (l)	7,629	9,069
2.375% due 01/15/2017 (j)(l)	2,604	2,674
2.375% due 01/15/2025	477,426	550,274
2.375% due 01/15/2027	358,215	420,038
2.500% due 07/15/2016 (h)	444,911	452,430
2.500% due 01/15/2029 (l)	40,150	48,261
2.625% due 07/15/2017 (j)(l)	34,545	36,199
3.375% due 04/15/2032 (l)	134	185
3.625% due 04/15/2028 (h)	741,285	984,350
3.875% due 04/15/2029 (h)	896,724	1,238,588
U.S. Treasury Notes
2.125% due 05/15/2025 (h)(l)	270,000	271,763
1.500% due 05/31/2020 (h)	207,900	209,784
1.750% due 03/31/2022 (h)	27,100	27,183
2.000% due 07/31/2022 (h)	113,200	115,175

Total U.S. Treasury Obligations (Cost $13,981,955)		13,737,509

MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
2.697% due 10/25/2035 ^	1,614	1,466
2.749% due 08/25/2035	1,821	1,788
American Home Mortgage Assets Trust
0.384% due 05/25/2046 ^	805	593
0.404% due 10/25/2046	10,690	7,185
American Home Mortgage Investment Trust
2.034% due 09/25/2045	1,387	1,357

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Arran Residential Mortgages Funding PLC
1.423% due 11/19/2047	EUR	2,893	$3,247
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$451	475
5.733% due 06/10/2049		9,327	9,762
5.935% due 02/10/2051		6,959	7,416
5.948% due 05/10/2045		10,023	10,122
Banc of America Funding Ltd.
0.459% due 10/03/2039		3,946	3,887
Banc of America Funding Trust
2.914% due 01/20/2047 ^		440	374
5.753% due 10/25/2036 ^		393	326
5.837% due 01/25/2037 ^		336	283
5.888% due 04/25/2037 ^		262	237
Banc of America Mortgage Trust
2.791% due 07/25/2035 ^		1,434	1,337
2.901% due 12/25/2034		1,115	1,132
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		6,004	6,204
BCAP LLC Trust
0.364% due 01/25/2037 ^		2,604	2,103
5.345% due 03/26/2037		2,905	2,837
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		2,164	2,190
2.492% due 02/25/2036 ^		582	490
2.515% due 03/25/2035		1,719	1,743
2.725% due 01/25/2034		380	386
2.752% due 01/25/2034		1,201	1,202
2.753% due 10/25/2035		2,004	1,996
2.767% due 11/25/2030		123	118
2.795% due 05/25/2047 ^		2,398	2,154
2.833% due 02/25/2034		1,480	1,454
3.182% due 11/25/2034		242	244
Bear Stearns ALT-A Trust
2.545% due 08/25/2036 ^		617	392
2.555% due 08/25/2036 ^		589	436
2.581% due 05/25/2035		105	104
2.697% due 09/25/2035		157	134
2.784% due 11/25/2036		1,899	1,460
Bear Stearns Commercial Mortgage Securities Trust
5.843% due 06/11/2040		324	325
Chase Mortgage Finance Trust
2.569% due 02/25/2037		193	192
2.621% due 02/25/2037		128	131
4.575% due 12/25/2035 ^		1,692	1,624
ChaseFlex Trust
0.694% due 06/25/2035		433	303
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.374% due 07/25/2036		651	586
Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033		871	876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.070% due 09/25/2035	$763	$744
2.210% due 09/25/2035	2,261	2,270
2.420% due 09/25/2035	2,991	3,015
2.570% due 10/25/2035 ^	681	676
2.622% due 07/25/2046 ^	1,857	1,629
2.623% due 03/25/2034	243	243
2.660% due 05/25/2035	758	752
2.730% due 10/25/2035	350	348
2.779% due 08/25/2035	925	916
2.905% due 09/25/2037 ^	738	670
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	1,608	1,615
Commercial Mortgage Trust
3.156% due 07/10/2046	1,064	1,063
Countrywide Alternative Loan Trust
0.364% due 01/25/2037 ^	523	506
0.396% due 02/20/2047 ^	141	105
0.411% due 12/20/2046	8,725	6,525
0.426% due 07/20/2046 ^	7,914	5,979
0.516% due 11/20/2035	1,119	952
0.894% due 10/25/2035 ^	269	218
1.199% due 12/25/2035	2,154	1,794
2.603% due 02/25/2037 ^	6,688	5,997
5.500% due 10/25/2033	1,359	1,389
6.000% due 01/25/2037 ^	3,615	3,107
6.000% due 02/25/2037 ^	128	100
6.500% due 08/25/2032	921	928
Countrywide Home Loan Mortgage Pass-Through Trust
0.484% due 04/25/2035	811	712
2.392% due 01/20/2035	148	143
2.448% due 11/25/2034	25	24
2.458% due 11/20/2034	450	425
2.505% due 04/20/2036 ^	386	330
2.509% due 03/25/2037 ^	474	386
2.560% due 04/20/2035	251	250
2.583% due 04/25/2035 ^	916	832
2.596% due 02/25/2047 ^	511	456
2.617% due 11/19/2033	97	96
2.637% due 01/20/2035	302	304
4.810% due 02/20/2036 ^	230	202
5.500% due 11/25/2035 ^	331	322
5.500% due 04/25/2038	1,006	1,026
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035	3,161	2,815
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040	1,167	1,210
5.467% due 09/15/2039	318	325
Credit Suisse First Boston Mortgage Securities Corp.
2.285% due 07/25/2033	25	25
2.407% due 04/25/2034	155	156
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	573	324

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		$274	$164
Deco UK PLC
0.741% due 01/27/2020	GBP	1,099	1,611
Deutsche ALT-A Securities, Inc.
2.888% due 10/25/2035		$281	229
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		718	715
First Horizon Alternative Mortgage Securities Trust
2.203% due 09/25/2034		500	491
2.242% due 06/25/2034		933	919
6.250% due 08/25/2037 ^		406	324
First Horizon Mortgage Pass-Through Trust
2.726% due 08/25/2035		1,484	1,330
Granite Mortgages PLC
0.687% due 01/20/2044		82	82
GreenPoint Mortgage Funding Trust
0.634% due 06/25/2045		1,179	1,046
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		592	615
GSR Mortgage Loan Trust
2.666% due 05/25/2035		1,417	1,326
2.697% due 04/25/2035		168	161
2.726% due 09/25/2035		616	623
2.805% due 11/25/2035		1,522	1,492
3.464% due 11/25/2035 ^		1,774	1,615
3.749% due 11/25/2035		143	138
HarborView Mortgage Loan Trust
0.406% due 07/21/2036		1,083	894
0.436% due 05/19/2035		14	11
0.456% due 03/19/2036		1,301	948
0.466% due 01/19/2036		2,694	1,842
0.526% due 11/19/2035		1,751	1,473
0.556% due 06/20/2035		408	387
2.455% due 04/19/2034		261	259
2.551% due 01/19/2035		1,111	1,104
HomeBanc Mortgage Trust
0.464% due 10/25/2035		3,026	2,815
2.287% due 04/25/2037 ^		1,452	905
Impac CMB Trust
1.094% due 10/25/2033		344	334
IndyMac Mortgage Loan Trust
0.394% due 06/25/2047		3,323	2,554
0.494% due 11/25/2035 ^		306	186
0.494% due 06/25/2037 ^		501	276
2.551% due 12/25/2034		181	174
2.577% due 10/25/2034		886	851
2.621% due 08/25/2035		346	292
2.621% due 08/25/2035 ^		276	233
2.646% due 01/25/2036 ^		412	346
2.796% due 11/25/2035 ^		100	91
2.852% due 10/25/2035		287	240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.015% due 11/25/2035 ^		$769	$717
4.214% due 06/25/2036		544	505
4.725% due 08/25/2036		835	806
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		12,709	13,143
5.794% due 02/12/2051		1,086	1,151
JPMorgan Mortgage Trust
2.376% due 06/25/2036		74	67
2.522% due 07/25/2035		1,082	1,073
2.537% due 10/25/2035 ^		256	212
2.539% due 08/25/2035		787	780
2.561% due 06/25/2035		79	79
2.686% due 07/25/2035		327	325
2.696% due 04/25/2035		98	99
2.756% due 07/25/2035		173	174
2.775% due 08/25/2035		834	825
4.740% due 11/25/2035		641	611
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,340	5,552
5.866% due 09/15/2045		10,827	11,672
Luminent Mortgage Trust
0.374% due 12/25/2036 ^		1,623	1,342
Marche Mutui SRL
0.342% due 02/25/2055	EUR	4,022	4,405
0.381% due 10/27/2065		2,260	2,526
2.231% due 01/27/2064		9,672	10,996
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046		$2,924	2,190
2.152% due 12/25/2033		1,887	1,850
2.495% due 12/25/2033		88	87
2.763% due 11/21/2034		931	959
MASTR Alternative Loan Trust
0.594% due 03/25/2036		1,141	280
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031		195	192
0.947% due 09/15/2030		90	89
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647% due 12/15/2030		301	289
0.687% due 06/15/2030		158	151
1.067% due 08/15/2032		379	361
2.609% due 10/20/2029		109	109
Merrill Lynch Mortgage Investors Trust
0.404% due 02/25/2036		766	708
0.444% due 11/25/2035		1,500	1,424
1.027% due 03/25/2030		72	70
1.197% due 10/25/2035		1,300	1,241
1.227% due 11/25/2029		43	42
1.673% due 10/25/2035		2,683	2,616
2.166% due 12/25/2034		957	962
2.182% due 02/25/2033		1,926	1,853
2.281% due 12/25/2035		255	236

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.435% due 02/25/2034	$2,503	$2,525
2.462% due 02/25/2035	844	831
2.520% due 10/25/2035	830	838
2.614% due 06/25/2037	843	813
2.781% due 09/25/2035 ^	355	323
5.164% due 05/25/2036	774	757
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	4,437	4,698
Morgan Stanley Capital Trust
6.114% due 06/11/2049	2,504	2,654
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	377	283
Morgan Stanley Re-REMIC Trust
5.988% due 08/15/2045	4,279	4,494
New York Mortgage Trust
2.619% due 05/25/2036 ^	540	492
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.644% due 02/25/2036 ^	241	200
5.820% due 03/25/2047	589	595
6.138% due 03/25/2047	546	551
Provident Funding Mortgage Loan Trust
2.531% due 04/25/2034	50	50
2.611% due 08/25/2033	1,137	1,180
RBSSP Resecuritization Trust
2.290% due 12/26/2036	588	590
Residential Accredit Loans, Inc. Trust
0.374% due 06/25/2046	3,893	1,713
0.474% due 12/25/2045	2,009	1,444
0.494% due 08/25/2035	150	117
1.559% due 09/25/2045	208	173
3.608% due 09/25/2035 ^	474	386
6.000% due 10/25/2034	125	132
Residential Asset Securitization Trust
0.594% due 01/25/2046 ^	102	52
5.000% due 08/25/2019	134	137
5.500% due 06/25/2033	282	291
6.250% due 10/25/2036 ^	1,380	1,157
Sequoia Mortgage Trust
0.416% due 07/20/2036	2,677	2,511
0.916% due 10/19/2026	67	66
0.976% due 10/20/2027	81	77
1.016% due 10/20/2027	155	153
1.055% due 05/20/2034	1,186	1,141
1.116% due 12/20/2032	178	173
Structured Adjustable Rate Mortgage Loan Trust
0.514% due 10/25/2035	1,254	1,130
1.597% due 01/25/2035	37	30
2.034% due 10/25/2037 ^	419	282
2.513% due 04/25/2034	19	19
2.550% due 09/25/2035	1,620	1,450
2.560% due 02/25/2034	596	594
2.562% due 11/25/2035 ^	328	261
2.569% due 08/25/2035	229	216

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.737% due 09/25/2034	$39	$39
2.769% due 09/25/2036 ^	1,142	736
3.877% due 05/25/2036 ^	960	887
Structured Asset Mortgage Investments Trust
0.314% due 08/25/2036	7,922	6,188
0.324% due 03/25/2037	276	207
0.384% due 07/25/2046	7,691	6,118
0.404% due 04/25/2036	1,394	1,059
0.404% due 05/25/2046	5,488	4,344
0.466% due 07/19/2035	1,521	1,439
0.504% due 12/25/2035	489	347
0.876% due 09/19/2032	316	309
0.876% due 10/19/2034	9	8
0.916% due 03/19/2034	370	359
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.509% due 01/25/2034	88	87
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035	283	291
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	200
WaMu Mortgage Pass-Through Certificates Trust
0.454% due 11/25/2045	5,636	5,316
0.484% due 07/25/2045	46	43
0.484% due 10/25/2045	4,558	4,249
0.534% due 01/25/2045	1,870	1,772
0.594% due 10/25/2044	574	532
0.744% due 07/25/2044	2,838	2,689
0.899% due 03/25/2047 ^	8,276	6,550
0.969% due 05/25/2047	1,169	992
1.003% due 12/25/2046	4,404	3,452
1.179% due 06/25/2046	150	140
1.199% due 02/25/2046	1,123	1,038
1.399% due 11/25/2042	72	68
1.599% due 06/25/2042	210	203
1.798% due 01/25/2037 ^	2,379	2,036
1.893% due 02/27/2034	1,371	1,344
1.958% due 04/25/2037 ^	1,684	1,474
2.026% due 12/25/2036 ^	1,525	1,358
2.155% due 03/25/2033	3,810	3,821
2.163% due 05/25/2037 ^	3,270	2,695
2.193% due 02/25/2037 ^	3,909	3,294
2.352% due 12/25/2035	84	80
2.433% due 03/25/2034	154	154
2.443% due 03/25/2035	227	228
2.453% due 12/25/2035	977	902
2.499% due 09/25/2035	3,851	3,759
2.560% due 06/25/2033	881	896
5.884% due 08/25/2046 ^	4,626	4,281
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.169% due 05/25/2046	2,401	1,822

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.599% due 04/25/2036	$490	$477
2.619% due 01/25/2035	1,690	1,687
2.623% due 01/25/2035	635	623
2.651% due 03/25/2036	3,564	3,431
2.680% due 06/25/2035	203	202
2.685% due 06/25/2035	44	46
2.696% due 04/25/2036	868	866
2.728% due 03/25/2035	564	572
2.734% due 10/25/2035	299	302
3.188% due 10/25/2035	1,677	1,642
3.459% due 03/25/2036	269	266
6.000% due 08/25/2036	2,517	2,527

Total Mortgage-Backed Securities (Cost $325,194)		360,467

ASSET-BACKED SECURITIES 2.1%
ACE Securities Corp. Home Equity Loan Trust
1.994% due 10/25/2032	113	110
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.814% due 05/25/2035	1,800	1,477
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.554% due 10/25/2035	3,143	2,993
Asset-Backed Funding Certificates Trust
0.894% due 06/25/2034	2,662	2,500
Bear Stearns Asset-Backed Securities Trust
0.304% due 11/25/2036	498	496
0.854% due 10/25/2032	2	2
1.194% due 10/25/2037	999	941
BlackRock Senior Income
0.527% due 04/20/2019	492	490
Carrington Mortgage Loan Trust
0.514% due 10/25/2035	3	3
Citigroup Mortgage Loan Trust, Inc.
0.414% due 08/25/2036	1,250	1,108
0.814% due 07/25/2035	7,280	6,103
Countrywide Asset-Backed Certificates
0.444% due 04/25/2036	954	950
Countrywide Asset-Backed Certificates Trust
0.344% due 02/25/2037	2,336	2,250
0.794% due 08/25/2035	294	291
0.814% due 08/25/2035	1,325	1,266
0.974% due 11/25/2034	1,183	1,149
Doral CLO Ltd.
1.532% due 05/26/2023	13,135	13,138
Equity One Mortgage Pass-Through Trust
0.494% due 04/25/2034	152	128
First Alliance Mortgage Loan Trust
0.676% due 12/20/2027	7	7

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
0.914% due 05/25/2035		$1,100	$1,076
Fraser Sullivan CLO Ltd.
1.362% due 04/20/2023		2,149	2,149
GSAMP Trust
0.564% due 03/25/2047		3,000	1,987
Harvest CLO S.A.
0.266% due 04/05/2024	EUR	7,685	8,462
HSI Asset Securitization Corp. Trust
0.464% due 02/25/2036		$2,300	2,010
Lehman XS Trust
0.994% due 10/25/2035		1,156	1,085
Long Beach Mortgage Loan Trust
0.929% due 08/25/2035		100	84
0.989% due 02/25/2035		690	688
Magi Funding PLC
0.331% due 04/11/2021	EUR	481	538
Merrill Lynch Mortgage Investors Trust
0.274% due 09/25/2037		$136	51
0.314% due 02/25/2037		160	77
Morgan Stanley ABS Capital, Inc. Trust
0.504% due 12/25/2035		1,391	1,250
0.994% due 07/25/2037		198	195
Morgan Stanley Dean Witter Capital, Inc. Trust
1.544% due 02/25/2033		1,146	1,097
Morgan Stanley Home Equity Loan Trust
0.899% due 12/25/2034		334	334
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		204	155
6.000% due 07/25/2047 ^		241	194
Mountain View Funding CLO Ltd.
0.549% due 04/15/2019		443	441
MSIM Peconic Bay Ltd.
0.567% due 07/20/2019		89	89
NovaStar Mortgage Funding Trust
0.664% due 01/25/2036		2,200	1,759
OHA Credit Partners Ltd.
1.531% due 05/15/2023		500	500
OneMain Financial Issuance Trust
2.470% due 09/18/2024		5,000	5,006
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.169% due 10/25/2034		1,745	1,730
1.184% due 09/25/2034		977	924
Popular ABS Mortgage Pass-Through Trust
0.284% due 06/25/2047 ^		4	4
Renaissance Home Equity Loan Trust
0.694% due 12/25/2033		638	612
Residential Asset Mortgage Products Trust
0.364% due 05/25/2036		44	44
0.374% due 10/25/2036		14,629	14,446

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
1.139% due 04/25/2035		$7,481	$6,541
Residential Mortgage Loan Trust
1.694% due 09/25/2029		15	14
Saxon Asset Securities Trust
0.919% due 05/25/2035		500	377
SLM Private Education Loan Trust
3.457% due 05/16/2044		3,917	4,077
SLM Student Loan Trust
0.232% due 06/17/2024	EUR	1,067	1,147
1.195% due 07/25/2023		$10,582	10,287
1.795% due 04/25/2023		138,488	138,968
Soundview Home Loan Trust
0.334% due 12/25/2036		491	488
South Carolina Student Loan Corp.
1.074% due 03/02/2020		10,648	10,702
Structured Asset Investment Loan Trust
0.554% due 10/25/2035		720	709
0.899% due 03/25/2034		510	478
Structured Asset Securities Corp. Mortgage Loan Trust
1.699% due 04/25/2035		302	289
Symphony CLO LP
1.383% due 01/09/2023		3,546	3,537
Wood Street CLO BV
0.280% due 03/29/2021	EUR	483	538

Total Asset-Backed Securities (Cost $256,268)			260,541

SOVEREIGN ISSUES 14.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020		11,800	14,146
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2016 (c)	BRL	196,930	42,913
0.000% due 01/01/2019 (c)		186,500	28,938
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		31,350	6,408
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 08/15/2024		2,969	683
Colombian TES
3.000% due 03/25/2033 (d)	COP	53,872,233	14,708
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,700	2,913
5.125% due 06/29/2020		3,300	3,702
France Government International Bond
0.250% due 07/25/2018 (d)(h)	EUR	7,896	9,094

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (d)	EUR	29,454	$34,774
2.100% due 09/15/2021 (d)		20,096	24,766
2.250% due 04/22/2017 (d)		43,902	50,398
2.350% due 09/15/2019 (d)		8,394	10,239
2.350% due 09/15/2024 (d)		169,227	214,008
2.550% due 10/22/2016 (d)		34,328	39,178
2.550% due 09/15/2041 (d)		12,738	17,263
3.100% due 09/15/2026 (d)		3,386	4,614
Japan Government International CPI Linked Bond
0.100% due 03/10/2024	JPY	5,140,000	45,267
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	30,935	1,939
4.000% due 11/08/2046 (d)		520,671	32,882
4.500% due 12/04/2025 (d)		2,521,000	168,968
4.500% due 11/22/2035 (d)		707,148	47,615
4.750% due 06/14/2018		334,727	19,898
New Zealand Government International Bond
5.500% due 04/15/2023	NZD	25,400	19,003
New Zealand Government International Inflation Linked Bond
2.000% due 09/20/2025		87,394	55,645
3.000% due 09/20/2030		18,805	13,181
Republic of Germany
0.750% due 04/15/2018 (d)(h)	EUR	47,381	54,569
1.500% due 04/15/2016 (d)(h)		47,071	52,698
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,140,000	8,030
4.500% due 07/03/2017		480,000	3,381
5.000% due 08/22/2016		1,130,000	8,572
5.250% due 02/01/2016		10,100	79
Slovenia Government International Bond
4.125% due 02/18/2019		$3,200	3,384
4.375% due 01/18/2021	EUR	6,600	8,721
4.700% due 11/01/2016		29,700	34,853
4.750% due 05/10/2018		$9,400	10,023
Spain Government International Bond
1.000% due 11/30/2030 (d)	EUR	18,034	19,328
1.800% due 11/30/2024 (d)		19,583	23,504
2.150% due 10/31/2025		28,790	32,947
2.750% due 10/31/2024		32,370	39,034
3.800% due 04/30/2024		20,210	26,264
4.400% due 10/31/2023		31,680	42,765
5.400% due 01/31/2023		39,200	55,611
United Kingdom Gilt
0.125% due 03/22/2024 (d)(h)	GBP	237,893	390,714
0.125% due 03/22/2058 (d)(h)		1,689	3,834
0.125% due 03/22/2068 (d)(h)		3,338	8,623

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 03/22/2062 (d)(h)	GBP	6,740	$17,678

Total Sovereign Issues (Cost $1,958,563)			1,767,755

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,765

Total Preferred Securities (Cost $12,500)			12,765

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.3%

CERTIFICATES OF DEPOSIT 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
1.044% due 10/23/2015		$250	250
1.171% due 05/16/2016		92,750	92,527

			92,777

REPURCHASE AGREEMENTS (g) 0.6%
			75,695

JAPAN TREASURY BILLS 1.8%
(0.035%) due 12/28/2015	JPY	26,240,000	218,742

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.034% due 11/12/2015 - 02/18/2016 (b)(h)(l)	$16,205	$16,205

Total Short-Term Instruments (Cost $403,666)		403,419

Total Investments in Securities (Cost $17,862,266)		17,431,842

	SHARES
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	22,593,002	224,010

Total Short-Term Instruments (Cost $224,010)		224,010

Total Investments in Affiliates (Cost $224,010)		224,010

Total Investments 144.3% (Cost $18,086,276)		$17,655,852

Financial Derivative Instruments (i)(k) (0.7%) (Cost or Premiums, net $(23,527))		(80,076)

Other Assets and Liabilities, net (43.6%)		(5,341,574)

Net Assets 100.0%		$12,234,202

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon bond.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$32,100	$31,672	0.26%

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.500%	09/25/2015	10/05/2015	GBP 4,936	United Kingdom Gilt Inflation Linked 0.125% due 03/22/2024	$(7,430)	$7,467	$7,468
	0.500%	09/28/2015	10/05/2015	4,959	United Kingdom Gilt Inflation Linked 0.125% due 03/22/2024	(7,466)	7,502	7,502
SCX	0.100%	09/30/2015	10/01/2015	$ 56,541	U.S. Treasury Notes 2.000% due 07/31/2022	(56,655)	56,541	56,541
SSB	0.000%	09/30/2015	10/01/2015	4,185	U.S. Treasury Notes 1.875% due 06/30/2020	(4,270)	4,185	4,185

Total Repurchase Agreements						$(75,821)	$75,695	$75,696

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	(0.375%)	05/11/2015	TBD	(2)	$	(16,069)	$(16,045)
	(0.375%)	05/21/2015	TBD	(2)		(11,434)	(11,418)
BOS	0.430%	09/23/2015	10/09/2015			(2,155)	(2,155)
	0.500%	09/09/2015	10/09/2015			(238,637)	(238,710)
	0.550%	09/15/2015	10/06/2015			(1,215)	(1,215)
	0.750%	09/24/2015	10/01/2015			(48,703)	(48,710)
	0.830%	09/28/2015	10/05/2015			(115,294)	(115,302)
BRC	(3.000%)	08/07/2015	TBD	(2)		(477)	(475)
	0.600%	09/17/2015	10/05/2015		GBP	(222,262)	(336,306)
BSN	0.390%	08/25/2015	10/26/2015		$	(9,240)	(9,244)
	0.400%	08/28/2015	10/28/2015			(10,792)	(10,796)
	0.400%	09/16/2015	10/13/2015			(11,119)	(11,120)
	0.400%	09/16/2015	10/28/2015			(6,992)	(6,993)
	0.400%	09/17/2015	10/13/2015			(2,490)	(2,490)
	0.410%	09/16/2015	10/21/2015			(22,237)	(22,241)
	0.420%	09/11/2015	10/13/2015			(37,894)	(37,903)
GRE	0.440%	09/18/2015	10/02/2015			(24,407)	(24,411)
	0.460%	09/16/2015	10/05/2015			(115)	(115)
	0.460%	09/18/2015	10/02/2015			(33,148)	(33,154)
	0.470%	09/14/2015	10/08/2015			(107)	(108)
	0.470%	09/16/2015	10/08/2015			(1,605)	(1,605)
	0.470%	09/18/2015	10/08/2015			(508)	(508)
	0.530%	09/14/2015	10/05/2015			(32,259)	(32,267)
IND	0.260%	07/14/2015	10/14/2015			(399,551)	(399,779)
	0.260%	09/23/2015	10/23/2015			(26,966)	(26,967)
	0.270%	07/20/2015	10/20/2015			(57,744)	(57,776)
	0.270%	08/03/2015	10/05/2015			(200,587)	(200,676)
	0.270%	09/18/2015	10/15/2015			(127)	(127)
	0.290%	09/22/2015	10/22/2015			(14,294)	(14,295)
	0.310%	09/28/2015	10/05/2015			(5,953)	(5,953)
	0.310%	09/30/2015	11/02/2015			(47,985)	(47,986)

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
	0.320%	08/06/2015	10/06/2015	$	(51,397)	$(51,423)
	0.460%	09/11/2015	10/02/2015		(199,163)	(199,213)
JPS	0.180%	09/22/2015	10/06/2015		(2,020)	(2,020)
	0.250%	09/09/2015	10/09/2015		(146,620)	(146,643)
	0.370%	08/25/2015	10/06/2015		(100,270)	(100,308)
	0.450%	09/18/2015	10/02/2015		(873)	(873)
MBC	0.640%	09/11/2015	10/09/2015	GBP	(87,127)	(131,849)
RDR	0.340%	08/07/2015	10/07/2015	$	(221,200)	(221,315)
	0.380%	08/21/2015	10/02/2015		(426,832)	(427,017)
	0.410%	08/26/2015	10/07/2015		(408,136)	(408,303)
	0.430%	08/31/2015	10/13/2015		(122,850)	(122,896)
	0.450%	09/04/2015	10/05/2015		(190,813)	(190,877)
	0.550%	09/25/2015	10/09/2015		(75,950)	(75,957)
	0.550%	09/28/2015	10/13/2015		(53,625)	(53,627)
SCX	0.350%	08/20/2015	10/20/2015		(10,969)	(10,974)
	0.350%	08/21/2015	10/21/2015		(109,043)	(109,086)
	0.370%	08/25/2015	10/26/2015		(3,121)	(3,122)
	0.380%	09/04/2015	10/15/2015		(261,076)	(261,150)
	0.390%	09/09/2015	10/02/2015		(148,670)	(148,705)
	0.390%	10/02/2015	10/09/2015		(30,545)	(30,545)
	0.400%	09/09/2015	10/09/2015		(6,441)	(6,443)
	0.400%	09/11/2015	10/13/2015		(67,834)	(67,849)
	0.400%	09/28/2015	10/13/2015		(24,872)	(24,873)
	0.460%	09/16/2015	10/07/2015		(15,811)	(15,814)

Total Reverse Repurchase Agreements						$(4,527,732)

(2)	Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)		Payable for Sale-Buyback Transactions
BCY	0.450%	09/09/2015	10/09/2015	$	(101,828)	$(101,917)
BPS	(0.150%)	08/31/2015	10/05/2015	EUR	(76,627)	(85,556)
	(0.120%)	09/08/2015	10/08/2015		(47,483)	(53,005)
	(0.110%)	09/08/2015	10/08/2015		(59,840)	(66,787)
FOB	0.400%	09/30/2015	10/01/2015	$	(194,288)	(194,290)
GSC	0.360%	09/09/2015	10/09/2015		(16,917)	(16,931)
	0.510%	09/18/2015	10/02/2015		(13,328)	(13,332)
	0.520%	09/11/2015	10/13/2015		(2,715)	(2,717)
	0.680%	09/25/2015	10/02/2015		(12,748)	(12,750)
	0.735%	10/01/2015	10/07/2015		(172,733)	(172,721)
MSC	0.350%	08/10/2015	10/09/2015		(99,567)	(99,687)
	0.580%	09/17/2015	10/01/2015		(92,148)	(92,169)
MYI	0.650%	09/24/2015	10/08/2015	GBP	(19,914)	(30,137)
TDM	0.490%	09/16/2015	10/07/2015	$	(14,145)	(14,148)
	0.560%	09/17/2015	10/01/2015		(187,054)	(187,094)

Total Sale-Buyback Transactions						$(1,143,241)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $4,057,917 at a weighted average interest rate of 0.257%.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

SHORT SALES:

SHORT SALES ON U.S. GOVERNMENT AGENCIES*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	10/01/2045	$194,000	$(194,888)	$(196,725)

Total Short Sales				$(194,888)	$(196,725)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(h)	Securities with an aggregate market value of $5,742,591 and cash of $521 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(27,463)	$0	$(27,463)	$27,087	$(376)
BOS	0	(406,092)	0	(406,092)	403,365	(2,727)
BRC	0	(336,781)	0	(336,781)	336,106	(675)
BSN	0	(100,787)	0	(100,787)	100,705	(82)
GRE	0	(92,168)	0	(92,168)	91,979	(189)
IND	0	(1,004,195)	0	(1,004,195)	997,873	(6,322)
JPS	0	(249,844)	0	(249,844)	247,048	(2,796)
MBC	14,970	(131,849)	0	(116,879)	116,860	(19)
RDR	0	(1,499,992)	0	(1,499,992)	1,494,444	(5,548)
SCX	56,541	(678,561)	0	(622,020)	(587,667)	(1,209,687)
SSB	4,185	0	0	4,185	(4,270)	(85)

Master Securities Forward Transaction Agreement
BCY	0	0	(101,917)	(101,917)	101,107	(810)
BPS	0	0	(205,348)	(205,348)	204,981	(367)
FOB	0	0	(194,290)	(194,290)	193,476	(814)
GSC	0	0	(218,451)	(218,451)	256,355	37,904
MSC	0	0	(191,856)	(191,856)	219,278	27,422
MYI	0	0	(30,137)	(30,137)	30,134	(3)
TDM	0	0	(201,242)	(201,242)	242,970	41,728

Total Borrowings and Other Financing Transactions	$75,696	$(4,527,732)	$(1,143,241)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(27,938)	$(27,938)
Sovereign Issues	0	(468,155)	0	0	(468,155)
U.S. Treasury Obligations	(48,710)	(3,904,398)	(47,986)	0	(4,001,094)

Total	$(48,710)	$(4,372,553)	$(47,986)	$(27,938)	$(4,497,187)

Sale-Buyback Transactions
Sovereign Issues	0	(235,485)	0	0	(235,485)
U.S. Treasury Obligations	(473,553)	(434,203)	0	0	(907,756)

Total	$(473,553)	$(669,688)	$0	$0	$(1,143,241)

Total Borrowings	$(522,263)	$(5,042,241)	$(47,986)	$(27,938)	$(5,640,428)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(5,640,428)

(5)	Unsettled reverse repurchase agreements liability of $(30,545) is outstanding at period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	10,481	$619	$65

Total Purchased Options				$619	$65

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX WTI Crude November Futures	$53.000	10/15/2015	400	$(397)	$(32)

Total Written Options				$(397)	$(32)

FUTURES CONTRACTS:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	158	$(53)	$6	$0
90-Day Eurodollar December Futures	Short	12/2016	638	(344)	24	0
90-Day Eurodollar March Futures	Short	03/2016	36	(26)	1	0
90-Day Eurodollar March Futures	Short	03/2017	1,183	(1,858)	45	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP Italy Government Bond December Futures	Short	12/2015	188	$(523)	$0	$(107)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	3,946	3,256	0	(149)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	2,146	2,773	0	(168)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	3,291	(7,051)	1,851	0

Total Futures Contracts				$(3,826)	$1,927	$(424)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$236,511	$6,905	$(7,109)	$849	$0
CDX.HY-25 5-Year Index	5.000%	12/20/2020	8,600	2	18	18	(4)
CDX.IG-24 5-Year Index	1.000%	06/20/2020	210,200	1,118	(1,398)	8	0
CDX.IG-25 5-Year Index	1.000%	12/20/2020	30,600	109	(10)	1	(6)

				$8,134	$(8,499)	$876	$(10)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$	1,322,900	$(16,753)	$(8,813)	$392	$0
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		175,540	(4,361)	(52)	0	(52)
Pay	3-Month USD-LIBOR	2.250%	12/16/2022		108,300	3,365	2,613	0	(93)
Receive	3-Month USD-LIBOR	3.000%	09/16/2025		222,800	(2,950)	(2,287)	56	0
Receive	3-Month USD-LIBOR	2.233%	09/16/2025		300	(6)	(6)	0	0
Receive	3-Month USD-LIBOR	2.225%	09/16/2025		41,900	(827)	(827)	40	0
Pay	3-Month USD-LIBOR	2.350%	10/02/2025		30,700	(931)	(744)	0	(932)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		743,070	(29,717)	(32,348)	536	0
Receive	3-Month USD-LIBOR	2.750%	12/16/2045		358,450	(14,333)	(28,086)	1,104	0
Receive	3-Month USD-LIBOR	2.570%	02/10/2046		9,800	30	30	30	0
Receive	6-Month EUR-EURIBOR	0.500%	09/16/2022	EUR	34,300	281	540	0	(42)
Receive	6-Month EUR-EURIBOR	1.000%	03/16/2026		239,100	1,385	(1,724)	0	(564)
Pay	6-Month EUR-EURIBOR	1.500%	03/16/2046		8,000	(129)	(1,726)	40	0
Receive	6-Month GBP-LIBOR	2.000%	09/16/2025	GBP	70,660	(1,807)	(4,263)	0	(420)
Receive	6-Month GBP-LIBOR	2.000%	03/16/2026		254,250	(3,498)	(7,725)	0	(1,609)

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Variation Margin
								Asset	Liability
Receive	6-Month GBP-LIBOR	2.000%	09/16/2045	GBP	232,090	$5,428	$(3,709)	$0	$(3,925)
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046		13,800	(758)	(686)	0	(244)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	5,830,000	(2,422)	(626)	42	0
Receive	28-Day MXN-TIIE	6.390%	07/10/2025	MXN	2,362,200	(411)	(587)	0	(1,014)
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		622,100	(203)	(1,534)	256	0
Receive	28-Day MXN-TIIE	7.030%	06/28/2035		181,500	47	48	0	(88)

						$(68,570)	$(92,512)	$2,496	$(8,983)

Total Swap Agreements						$(60,436)	$(101,011)	$3,372	$(8,993)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(j)	Securities with an aggregate market value of $139,096 and cash of $15,262 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability (4)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$65	$1,927	$3,372	$5,364	$(32)	$(424)	$(9,052)	$(9,508)

(4)	Unsettled variation margin liability of $(59) for closed swap agreements is outstanding at period end.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
BOA	10/2015		JPY	21,617,820	$		180,600	$348	$0
	10/2015	$		119,273		EUR	107,300	634	0
	10/2015			2,989		GBP	1,957	0	(28)
	10/2016		BRL	101,650	$		25,793	2,728	0
BPS	10/2015	$		87,714		NZD	138,140	598	0
	11/2015		NZD	138,140	$		87,509	0	(596)
BRC	11/2015		CNY	1,482			230	0	(2)
	12/2015		MXN	187,088			10,978	0	(21)
	12/2015	$		431		MXN	7,384	3	0
CBK	10/2015		EUR	28,303	$		32,403	777	0
	10/2015		GBP	76,943			118,563	2,168	0
	10/2015		JPY	3,413,131			28,500	41	0
	10/2015		SGD	22,805			16,116	94	0
	10/2015	$		13,158		AUD	18,858	78	0
	10/2015			99,104		EUR	88,300	0	(434)
	10/2015			134,086		GBP	87,160	0	(2,240)
	11/2015		AUD	18,858	$		13,136	0	(78)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2015		EUR	6,939	$		7,754	$0	$(3)
	11/2015	$		1,372		EUR	1,227	0	(1)
	12/2015			15,071		MXN	257,924	94	0
	01/2016		BRL	66,764	$		20,001	3,692	0
DUB	10/2015			412,159			106,273	2,977	(666)
	10/2015		EUR	991,750			1,118,876	10,694	0
	10/2015		TWD	9,114			280	4	0
	10/2015	$		103,743		BRL	412,159	220	0
	11/2015			62,949			254,755	606	0
FBF	10/2015		BRL	93,621	$		25,430	1,815	0
	10/2015		JPY	20,103,774			167,246	0	(334)
	10/2015		KRW	33,881,953			29,761	1,197	0
	10/2015		SGD	21,350			15,208	208	0
	10/2015	$		23,565		BRL	93,621	50	0
	10/2015			788		MYR	3,082	0	(87)
GLM	10/2015		BRL	209,994	$		52,856	0	(112)
	10/2015		GBP	326,873			503,724	9,247	0
	10/2015		NZD	138,140			88,516	203	0
	10/2015	$		57,539		BRL	209,994	0	(4,570)
	10/2015			146,262		EUR	129,503	0	(1,556)
	10/2015			47,878		GBP	31,190	0	(696)
	11/2015		COP	44,651,897	$		14,961	578	0
	11/2015	$		7,799		EUR	6,957	0	(21)
HUS	10/2015		EUR	18,732	$		21,134	203	0
	10/2015		JPY	1,054,064			8,800	11	0
	10/2015		KRW	24,868,557			21,873	907	0
	10/2015		SGD	24,978			17,520	0	(29)
	10/2015		TWD	506,634			15,560	229	0
	10/2015	$		1,133,636		EUR	1,009,476	0	(5,648)
	10/2015			4,415		GBP	2,826	0	(140)
	10/2015			136,152		JPY	16,331,610	0	(16)
	10/2015			48,464		SGD	69,133	108	0
	11/2015		CNY	141,495	$		21,720	0	(459)
	11/2015		EUR	1,009,476			1,134,173	5,641	0
	11/2015		INR	18,662			280	0	(3)
	11/2015		JPY	16,331,610			136,210	20	0
	12/2015		SGD	69,133			48,358	0	(112)
JPM	10/2015		BRL	295,786			74,451	0	(158)
	10/2015		EUR	179,930			203,589	2,539	(4)
	10/2015		KRW	6,175,596			5,180	0	(26)
	10/2015	$		82,159		BRL	295,786	0	(7,551)
	10/2015			76,920		EUR	67,852	0	(1,103)
	10/2015			3,716		GBP	2,396	0	(91)
	10/2015			10,412		PLN	39,128	0	(122)
	11/2015		INR	1,484,659	$		22,360	0	(181)
	11/2015	$		3,037		CAD	4,003	0	(38)
	11/2015			79,258		INR	5,155,355	0	(1,206)
	01/2016		BRL	53,830	$		16,114	2,965	0
	04/2016			335,067			100,500	20,912	0
	10/2016			95,280			24,073	2,453	0
NAB	10/2015		AUD	18,858			13,444	207	0
	10/2015	$		341,141		GBP	220,300	0	(7,888)
NGF	10/2015		TWD	638,191	$		19,240	0	(72)
SCX	10/2015		INR	2,525,326			38,000	0	(416)
	11/2015		CNY	108,578			16,860	0	(159)
	11/2015		TRY	11,872			3,943	84	0
	11/2015	$		61,778		INR	4,026,362	0	(819)
	09/2016		CNY	196,610	$		29,830	0	(188)

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
SOG	10/2015		INR	2,861,248	$		43,070	$0	$(472)
	11/2015		GBP	385,360			584,273	1,408	0
	11/2015		INR	2,353,411			35,310	0	(421)
TDM	10/2015	$		30,639		JPY	3,676,082	4	0
	11/2015		JPY	3,676,082	$		30,652	0	(3)
UAG	10/2015		TWD	483,645			14,800	165	0
	10/2015	$		150,798		INR	9,706,886	0	(3,080)
	11/2015		INR	335,250	$		5,030	0	(60)
	12/2015		MXN	5,507,629			329,723	5,900	0
	12/2015	$		16,615		MXN	283,714	66	0

Total Forward Foreign Currency Contracts								$82,876	$(41,910)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$ 700,300	$862	$90
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/11/2016	1,939,800	1,649	270
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250%	02/08/2016	181,300	2,176	901
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	01/05/2016	812,100	520	189
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/29/2016	756,100	605	149
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	288,200	331	37
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	651,800	1,043	1,352
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	04/06/2016	733,200	678	95
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/23/2016	935,800	1,731	1,406
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/24/2016	927,400	1,660	1,404
	Put - OTC 20-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.065%	10/05/2015	183,500	2,051	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	89,600	12,544	9,502

							$25,850	$15,395

Total Purchased Options							$25,850	$15,395

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price			Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC USD versus BRL		BRL	4.000	03/17/2016	$	115,600	$(4,885)	$(9,993)
GLM	Put - OTC EUR versus USD	$		1.085	11/25/2015	EUR	55,360	(570)	(363)
	Put - OTC EUR versus USD			1.100	11/25/2015		50,960	(551)	(538)

								$(6,006)	$(10,894)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$	20,600	$(177)	$(130)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		264,700	(2,362)	(269)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		34,000	(439)	(39)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016		34,900	(29)	0
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018		50,000	(495)	(368)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	52,400	(2,384)	(1,266)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	182,300	(1,326)	(355)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		27,400	(191)	(55)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		149,900	(1,694)	(2,120)
	Floor - OTC YOY CPURNSA Index	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		64,700	(1,194)	(1,194)

							$(10,291)	$(5,796)

(1)	YOY options may have a series of expirations.

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.800%	10/23/2015	$ 174,400	$(462)	$(1,109)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/08/2016	181,300	(2,364)	(2,986)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 02/22/2021)	3-Month USD-LIBOR	Receive	2.500%	02/18/2016	778,500	(2,491)	(4,670)
	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	218,000	(818)	(1,164)

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	$ 651,800	$(391)	$(347)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	651,800	(652)	(761)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	376,400	(12,547)	(6,754)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	10/05/2015	160,000	(950)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.120%	10/05/2015	69,700	(1,082)	0
NGF	Call - OTC 5-Year Interest Rate Swap (Effective 03/16/2021)	3-Month USD-LIBOR	Receive	2.400%	03/14/2016	341,200	(1,322)	(1,822)

							$(23,079)	$(19,613)

Total Written Options							$(39,376)	$(36,303)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premiums
Balance at Beginning of Period	0	$3,270,651	EUR	402,099	GBP	0	$(42,892)
Sales	4,221	5,542,291		1,797,966		156,800	(45,384)
Closing Buys	(1,850)	(2,022,600)		(753,000)		(100,800)	21,455
Expirations	(883)	(1,499,530)		(1,091,718)		(56,000)	16,991
Exercised	(1,088)	(743,612)		(196,627)		0	10,057

Balance at End of Period	400	$4,547,200	EUR	158,720	GBP	0	$(39,773)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION (2)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	RPM International, Inc.	(1.030%	)	03/20/2018	0.384%	$ 8,550	$0	$(139)	$0	$(139)
BRC	Tate & Lyle International Finance PLC	(1.150%	)	06/20/2016	0.152%	3,500	0	(27)	0	(27)
CBK	Masco Corp.	(1.920%	)	03/20/2017	0.191%	4,300	0	(112)	0	(112)
DUB	Kinder Morgan, Inc.	(1.000%	)	03/20/2016	0.594%	2,500	76	(81)	0	(5)

							$76	$(359)	$0	$(283)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	39

Schedule of Investments PIMCO Real Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION (3)

Counterparty	Reference Entity	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%		03/20/2016	3.472%	$	2,200	$(168)	$143	$0	$(25)
	Goldman Sachs Group, Inc.	1.000%		09/20/2020	0.972%		1,500	(1)	3	2	0
	Indonesia Government International Bond	1.000%		12/20/2019	2.212%		8,900	(213)	(211)	0	(424)
BPS	Freeport-McMoRan, Inc.	1.000%		09/20/2020	6.509%		2,050	(343)	(106)	0	(449)
BRC	Goldman Sachs Group, Inc.	1.000%		09/20/2020	0.972%		4,700	(5)	13	8	0
	Indonesia Government International Bond	1.000%		12/20/2019	2.212%		38,300	(1,049)	(775)	0	(1,824)
	Volkswagen International Finance NV	1.000%		03/20/2017	2.052%	EUR	10,100	108	(278)	0	(170)
CBK	Freeport-McMoRan, Inc.	1.000%		09/20/2020	6.509%	$	31,700	(5,213)	(1,732)	0	(6,945)
	Volkswagen International Finance NV	1.000%		03/20/2017	2.052%	EUR	8,100	90	(226)	0	(136)
GST	Chesapeake Energy Corp.	5.000%		09/20/2018	11.561%	$	300	(29)	(17)	0	(46)
	Chesapeake Energy Corp.	5.000%		06/20/2019	12.216%		500	(32)	(65)	0	(97)
	Chesapeake Energy Corp.	5.000%		09/20/2020	12.616%		500	(58)	(61)	0	(119)
	Gazprom OAO Via Gaz Capital S.A.	1.000%		03/20/2016	3.472%		13,500	(914)	760	0	(154)
	Greece Government International Bond	1.000%		12/20/2015	36.531%	EUR	4,000	(193)	(362)	0	(555)
	Greece Government International Bond	1.000%		12/20/2015	37.167%	$	5,900	(271)	(488)	0	(759)
	Greece Government International Bond	1.000%		12/20/2016	23.368%		1,800	(135)	(296)	0	(431)
	Sberbank of Russia Via SB Capital S.A.	1.000%		03/20/2016	4.085%		3,800	(211)	157	0	(54)
HUS	Indonesia Government International Bond	1.000%		12/20/2019	2.212%		7,800	(185)	(187)	0	(372)
JPM	Chesapeake Energy Corp.	5.000%		09/20/2018	11.561%		300	(23)	(23)	0	(46)
	Freeport-McMoRan, Inc.	1.000%		09/20/2020	6.509%		100	(16)	(6)	0	(22)
	Gazprom OAO Via Gaz Capital S.A.	1.000%		03/20/2016	3.472%		7,600	(564)	477	0	(87)
MYC	Chesapeake Energy Corp.	5.000%		09/20/2018	11.561%		600	(53)	(39)	0	(92)
	Freeport-McMoRan, Inc.	1.000%		09/20/2020	6.509%		2,400	(382)	(144)	0	(526)
	Gazprom OAO Via Gaz Capital S.A.	1.000%		03/20/2016	3.472%		7,300	(573)	490	0	(83)
RYL	Springleaf Finance Corp.	(1.820%	)	12/20/2017	1.869%		5,000	0	2	2	0

								$(10,433)	$(2,971)	$12	$(13,416)

40	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.348%	05/15/2030	GBP	9,100	$(22)	$489	$467	$0
	Receive	1-Year BRL-CDI	13.650%	01/02/2017	BRL	1,500	2	5	7	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	$	50,000	330	(6,461)	0	(6,131)
	Receive	3-Month USD-CPURNSA Index	1.730%	08/26/2025		9,400	0	(73)	0	(73)
BPS	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	23,600	110	1,283	1,393	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		300	2	39	41	0
	Pay	1-Year BRL-CDI	14.500%	01/04/2021	BRL	240,800	(4)	(1,279)	0	(1,283)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		79,700	(5)	(388)	0	(393)
	Receive	3-Month USD-CPURNSA Index	1.560%	11/05/2016	$	1,800	0	(41)	0	(41)
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		115,600	0	(3,865)	0	(3,865)
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		134,600	0	(5,253)	0	(5,253)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		209,800	52	(8,759)	0	(8,707)
CBK	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030	GBP	66,700	(220)	2,316	2,096	0
	Pay	1-Month GBP-UKRPI	3.275%	09/15/2030		7,300	0	126	126	0
	Receive	3-Month EUR-EXT-CPI Index	0.655%	08/15/2018	EUR	2,300	(3)	(3)	0	(6)
	Receive	3-Month EUR-EXT-CPI Index	0.640%	09/15/2018		1,700	0	(3)	0	(3)
DUB	Pay	1-Month GBP-UKRPI	3.350%	05/15/2030	GBP	20,300	0	1,056	1,056	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030		45,600	107	1,326	1,433	0
	Pay	1-Year BRL-CDI	13.450%	01/04/2021	BRL	33,000	2	(422)	0	(420)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021		52,600	0	(280)	0	(280)
	Receive	3-Month EUR-EXT-CPI Index	0.605%	09/15/2018	EUR	2,900	0	(2)	0	(2)
	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015	$	3,500	0	(5)	0	(5)
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016		22,700	0	(756)	0	(756)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		24,200	0	(744)	0	(744)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		18,700	(2)	(562)	0	(564)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		37,100	0	(2,112)	0	(2,112)
	Receive	3-Month USD-CPURNSA Index	2.005%	09/06/2017		100,000	0	(4,141)	0	(4,141)
	Receive	3-Month USD-CPURNSA Index	1.725%	03/04/2019		19,500	0	(391)	0	(391)
	Pay	3-Month USD-CPURNSA Index	2.065%	05/12/2025		34,900	0	1,331	1,331	0
FBF	Pay	1-Month GBP-UKRPI	3.335%	04/15/2035	GBP	4,800	3	26	29	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		14,400	(295)	1,890	1,595	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		2,600	(4)	368	364	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		300	(1)	21	20	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		2,600	22	299	321	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	41

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Pay	1-Year BRL-CDI	13.450%	01/04/2021	BRL	30,700	$ 2	$ (393)	$ 0	$ (391)
	Receive	3-Month USD-CPURNSA Index	2.095%	08/29/2017	$	88,700	0	(4,005)	0	(4,005)
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030	GBP	93,280	0	1,505	1,505	0
	Pay	1-Month GBP-UKRPI	3.195%	04/15/2030		28,200	0	429	429	0
	Pay	1-Month GBP-UKRPI	3.320%	05/15/2030		37,800	0	1,651	1,651	0
	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030		15,500	48	867	915	0
	Pay	1-Month GBP-UKRPI	3.325%	08/15/2030		75,400	(195)	2,564	2,369	0
	Pay	1-Month GBP-UKRPI	3.358%	04/15/2035		12,400	0	184	184	0
	Pay	1-Year BRL-CDI	13.730%	01/02/2018	BRL	482,500	(51)	(3,784)	0	(3,835)
	Pay	1-Year BRL-CDI	13.805%	01/02/2018		3,400	0	(26)	0	(26)
	Receive	3-Month EUR-EXT-CPI Index	0.650%	09/15/2018	EUR	11,600	(17)	(9)	0	(26)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016	$	207,600	(441)	(5,263)	0	(5,704)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		98,100	0	(5,729)	0	(5,729)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		213,100	0	(8,625)	0	(8,625)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		115,800	9	(6,502)	0	(6,493)
HUS	Receive	1-Year BRL-CDI	13.403%	01/02/2018	BRL	480,600	0	4,478	4,478	0
	Pay	1-Year BRL-CDI	13.421%	01/04/2021		149,400	0	(1,933)	0	(1,933)
	Pay	1-Year BRL-CDI	13.450%	01/04/2021		361,900	44	(4,652)	0	(4,608)
	Pay	1-Year BRL-CDI	14.500%	01/04/2021		211,500	(13)	(1,114)	0	(1,127)
	Pay	1-Year BRL-CDI	14.560%	01/04/2021		309,000	(10)	(1,512)	0	(1,522)
JPM	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	2,100	(1)	125	124	0
	Receive	1-Year BRL-CDI	12.180%	01/02/2018	BRL	7,700	57	63	120	0
	Receive	1-Year BRL-CDI	12.360%	01/02/2018		7,600	45	63	108	0
	Receive	1-Year BRL-CDI	13.030%	01/02/2018		148,700	305	1,280	1,585	0
	Pay	1-Year BRL-CDI	13.791%	01/02/2018		17,000	0	(131)	0	(131)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016	$	31,700	0	(999)	0	(999)
MYC	Receive	3-Month EUR-EXT-CPI Index	0.623%	09/15/2018	EUR	3,300	0	(4)	0	(4)
	Pay	3-Month USD-CPURNSA Index	2.058%	05/12/2025	$	6,400	0	239	239	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		66,700	0	(2,227)	0	(2,227)
	Receive	3-Month USD-CPURNSA Index	1.550%	11/05/2016		1,300	0	(30)	0	(30)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		411,800	278	(26,037)	0	(25,759)
UAG	Pay	1-Month GBP-UKRPI	3.195%	04/15/2030	GBP	23,600	0	359	359	0
	Receive	3-Month EUR-EXT-CPI Index	0.610%	09/15/2018	EUR	22,600	0	(20)	0	(20)
	Pay	3-Month USD-CPURNSA Index	2.063%	05/12/2025	$	45,300	0	1,716	1,716	0

							$ 134	$ (82,437)	$ 26,061	$ (108,364)

Total Swap Agreements							$ (10,223)	$ (85,767)	$ 26,073	$ (122,063)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(l)	Securities with an aggregate market value of $101,861 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agree ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree ments	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (6)
BOA	$3,710	$0	$476	$4,186	$(28)	$0	$(6,792)	$(6,820)	$(2,634)	$1,611	$(1,023)
BPS	598	0	1,434	2,032	(596)	(130)	(2,166)	(2,892)	(860)	1,643	783
BRC	3	0	8	11	(23)	0	(19,846)	(19,869)	(19,858)	21,144	1,286
CBK	6,944	360	2,222	9,526	(2,756)	(308)	(7,202)	(10,266)	(740)	1,020	280
DUB	14,501	901	3,820	19,222	(666)	(4,463)	(9,420)	(14,549)	4,673	(25,960)	(21,287)

42	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purch ased Options	Swap Agree ments	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agree ments	Total Over the Counter	Net Market Value of OTC Deriv atives	Collateral (Recei ved)/ Pledged	Net Exposure (6)
FBF	$ 3,270	$ 0	$ 2,329	$ 5,599	$(421)	$ (9,993)	$ (4,396)	$ (14,810)	$(9,211)	$(8,028)	$(17,239)
GLM	10,028	338	7,053	17,419	(6,955)	(8,001)	(30,438)	(45,394)	(27,975)	28,332	357
GST	0	0	0	0	0	0	(2,215)	(2,215)	(2,215)	2,024	(191)
HUS	7,119	0	4,478	11,597	(6,407)	0	(9,562)	(15,969)	(4,372)	6,881	2,509
JPM	28,869	0	1,937	30,806	(10,480)	(3,724)	(1,285)	(15,489)	15,317	(16,680)	(1,363)
MYC	0	13,796	239	14,035	0	(7,862)	(705)	(8,567)	5,468	(5,380)	88
NAB	207	0	0	207	(7,888)	0	0	(7,888)	(7,681)	6,603	(1,078)
NGF	0	0	0	0	(72)	(1,822)	0	(1,894)	(1,894)	1,845	(49)
RYL	0	0	2	2	0	0	(28,016)	(28,016)	(28,014)	29,112	1,098
SCX	84	0	0	84	(1,582)	0	0	(1,582)	(1,498)	1,386	(112)
SOG	1,408	0	0	1,408	(893)	0	0	(893)	515	0	515
TDM	4	0	0	4	(3)	0	0	(3)	1	0	1
UAG	6,131	0	2,075	8,206	(3,140)	0	(20)	(3,160)	5,046	(10,359)	(5,313)

Total Over the Counter	$82,876	$15,395	$26,073	$124,344	$(41,910)	$(36,303)	$(122,063)	$(200,276)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$65	$65
Futures	0	0	0	0	1,927	1,927
Swap Agreements	0	876	0	0	2,496	3,372

	$0	$876	$0	$0	$4,488	$5,364

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$82,876	$0	$82,876
Purchased Options	0	0	0	0	15,395	15,395
Swap Agreements	0	12	0	0	26,061	26,073

	$0	$12	$0	$82,876	$41,456	$124,344

	$0	$888	$0	$82,876	$45,944	$129,708

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$32	$0	$0	$0	$0	$32
Futures	0	0	0	0	424	424
Swap Agreements	0	10	0	0	9,042	9,052

	$32	$10	$0	$0	$9,466	$9,508

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41,910	$0	$41,910
Written Options	0	0	0	10,894	25,409	36,303
Swap Agreements	0	13,699	0	0	108,364	122,063

	$0	$13,699	$0	$52,804	$133,773	$200,276

	$32	$13,709	$0	$52,804	$143,239	$209,784

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	43

Schedule of Investments PIMCO Real Return Fund (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(131)	$0	$0	$0	$0	$(131)
Written Options	661	0	0	0	772	1,433
Futures	13,533	0	0	0	(48,697)	(35,164)
Swap Agreements	0	2,433	0	0	29,049	31,482

	$14,063	$2,433	$0	$0	$(18,876)	$(2,380)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$78,140	$0	$78,140
Purchased Options	0	0	0	0	(2,072)	(2,072)
Written Options	0	1,144	0	6,899	19,950	27,993
Swap Agreements	0	1,456	0	(325)	9,889	11,020

	$0	$2,600	$0	$84,714	$27,767	$115,081

	$14,063	$5,033	$0	$84,714	$8,891	$112,701

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(553)	$(553)
Written Options	364	0	0	0	0	364
Futures	(436)	0	0	0	(1,142)	(1,578)
Swap Agreements	0	(8,460)	0	0	(68,915)	(77,375)

	$(72)	$(8,460)	$0	$0	$(70,610)	$(79,142)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(158,903)	$0	$(158,903)
Purchased Options	0	0	0	0	(3,231)	(3,231)
Written Options	0	(147)	0	36,600	3,471	39,924
Swap Agreements	192	4,025	0	0	(14,133)	(9,916)

	$192	$3,878	$0	$(122,303)	$(13,893)	$(132,126)

	$120	$(4,582)	$0	$(122,303)	$(84,503)	$(211,268)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,583	$473,858	$31,672	$507,113
Industrials	31,321	200,860	0	232,181
Utilities	0	32,439	0	32,439
U.S. Government Agencies	0	117,653	0	117,653
U.S. Treasury Obligations	0	13,737,509	0	13,737,509
Mortgage-Backed Securities	0	356,580	3,887	360,467
Asset-Backed Securities	0	260,541	0	260,541
Sovereign Issues	0	1,767,755	0	1,767,755
Preferred Securities
Banking & Finance	12,765	0	0	12,765

44	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2015

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Short-Term Instruments
Certificates of Deposit	$0	$92,777	$0	$92,777
Repurchase Agreements	0	75,695	0	75,695
Japan Treasury Bills	0	218,742	0	218,742
U.S. Treasury Bills	0	16,205	0	16,205

	$45,669	$17,350,614	$35,559	$17,431,842

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$224,010	$0	$0	$224,010

Total Investments	$269,679	$17,350,614	$35,559	$17,655,852

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(196,725)	$0	$(196,725)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,992	3,372	0	5,364
Over the counter	0	124,344	0	124,344

	$1,992	$127,716	$0	$129,708

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(456)	(8,993)	0	(9,449)
Over the counter	(1,194)	(199,082)	0	(200,276)

	$(1,650)	$(208,075)	$0	$(209,725)

Totals	$270,021	$17,073,530	$35,559	$17,379,110

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2015	45

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies are recorded as dividend income. Long-term capital gain distributions received from registered investment companies are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of

46	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see Financial Derivative Instruments, if any). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	47

Notes to Financial Statements (Cont.)

undistributed (overdistributed) net realized gains (losses) and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 in the fair value hierarchy in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements or sale-buyback transactions, have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In June 2014, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2014-11, that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. The Fund has adopted the ASU. The financial statements have been modified to provide enhanced disclosures surrounding secured borrowing transactions. See the Notes to Schedule of Investments for additional details.

In August 2014, the FASB issued ASU 2014-15 requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The ASU is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

In May 2015, the FASB issued ASU 2015-07 which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, by the total number of shares outstanding of the Fund or class.

48	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (“the Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	49

Notes to Financial Statements (Cont.)

foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective

50	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1 — Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss),unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

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Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

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Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Securities

Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a

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different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at September 30, 2015 are disclosed in the Notes to Schedule of Investments.

U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

The Fund may engage in strategies where it seeks to extend the expiration or maturity of a position, such as a To Be Announced (“TBA”) security on an underlying asset, by closing out the position before expiration and opening a new position with respect to the same underlying asset with a later expiration date. TBA securities are purchased or sold on a delayed-delivery basis.

When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment is made by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

(b) Investments in Affiliates

The Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the Central Funds for the period ended September 30, 2015 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$13	$0	$(13)	$0	$0	$0	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	Effective July 1, 2015, the Portfolio was liquidated.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
$431,652	$1,358,286	$(1,565,930)	$39	$(37)	$224,010	$85	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this income may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement.

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Notes to Financial Statements (Cont.)

The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  The Fund may enter into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on

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the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write or purchase options to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

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Notes to Financial Statements (Cont.)

purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Fund may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When the Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Fund may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Fund may write or purchase foreign currency options. Purchasing foreign currency options gives the Fund the right, but not the obligation to buy or sell the currency with specified amounts of currency and a rate of exchange that may be exercised by a certain date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in

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unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap (see below), however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller,

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Notes to Financial Statements (Cont.)

the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds,

62	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a more comprehensive list of potential risks the Fund may be subject to, please see the Important Information About the Fund.

Market Risks  The Fund’s investments in financial derivative instruments and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may lose money if these changes are not anticipated by Fund management. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Duration is a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions). At present, the U.S. is experiencing historically low interest rates. This, combined with recent economic recovery and the end of the Fed’s quantitative easing program in October 2014, may increase the probability of an upward interest rate environment in the near future. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. Given the importance of intermediary “market making” in creating a robust and active market, fixed income securities are currently facing increased volatility and liquidity risks. All of these factors, collectively and/or individually, could cause the Fund to lose value. If the Fund lost enough value, the Fund could face increased redemptions by shareholders, which could further impair its performance.

If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in financial derivative instruments that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

64	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, have historically risen and fallen in periodic cycles and may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Different types of equity securities may react differently to these developments. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges, where applicable. For financial derivative instruments traded on exchanges or clearinghouses, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange or clearinghouse itself. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivative instruments contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities and financial derivative instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. PIMCO, as the Adviser, minimizes counterparty risks to the Fund through a number of ways. Prior to entering into transactions with a new counterparty, the PIMCO Counterparty Risk Committee conducts an extensive credit review of such counterparty and must approve the use of such counterparty. Furthermore, pursuant to the terms of the underlying contract, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold, such counterparty shall advance collateral to the Fund in the form of cash or securities equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique

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Notes to Financial Statements (Cont.)

operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared over the counter (“OTC”) derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk is significantly reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of an FCM default scenario further reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between

66	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Class P	Administrative Class	Class D	A, C and R Classes
0.20%	0.30%	0.20%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	67

Notes to Financial Statements (Cont.)

personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of the Fund pursuant to Rule 12b-1 under the Act (the “Class D Plan”). Under the terms of the Class D Plan, the Fund is permitted to compensate the Distributor out of the assets attributable to the Class D shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of the Fund’s Class D shares for providing, or procuring through financial intermediaries, distribution, shareholder services, and/or maintenance of shareholder accounts with respect to Class D shareholders of the Fund, some of which may be deemed to be primarily intended to result in the sale of Class D shares.

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.50%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%
Class D	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Government Money Market and PIMCO Money Market Funds, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended September 30, 2015, the Distributor received $2,992,613 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and

68	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $145,000, plus $15,000 for each Board meeting attended in person, $750 ($2,000 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000, the valuation oversight committee lead receives an additional annual retainer of $8,500 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads) and the governance committee chair receives an additional annual retainer of $2,250.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2015, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$108,166	$66,004

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Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2015, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$9,508,732	$8,373,287	$1,295,548	$1,570,979

70	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2015 (Unaudited)		Year Ended 03/31/2015
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	66,945	$731,464	219,305	$2,499,143
Class P	12,801	139,625	42,741	487,897
Administrative Class	6,348	69,273	31,250	353,267
Class D	8,362	91,152	31,424	355,985
Class A	16,604	180,678	56,539 ^	642,750 ^
Class B	0	0	2	22
Class C	1,221	13,329	4,105	46,501
Class R	4,092	44,462	10,117	114,711

Issued as reinvestment of distributions
Institutional Class	2,686	29,219	23,350	259,138
Class P	247	2,683	2,213	24,475
Administrative Class	205	2,228	2,947	32,662
Class D	260	2,824	3,719	41,198
Class A	428	4,660	6,544	72,573
Class B	0	0	18	197
Class C	0	0	2,279	25,142
Class R	41	448	1,074	11,862

Cost of shares redeemed
Institutional Class	(85,820)	(931,103)	(264,137)	(2,980,267)
Class P	(13,993)	(152,098)	(35,740)	(403,646)
Administrative Class	(33,291)	(367,033)	(59,852)	(680,305)
Class D	(20,376)	(221,288)	(47,466)	(537,808)
Class A	(29,669)	(322,192)	(106,650)	(1,211,420)
Class B	0	0	(959)^	(10,736)^
Class C	(12,682)	(138,051)	(38,994)	(441,916)
Class R	(5,998)	(65,081)	(11,536)	(130,466)
Net increase (decrease) resulting from Fund share transactions	(81,589)	$(884,801)	(127,707)	$(1,429,041)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	At the NYSE Close on March 25, 2015, 595 Class B shares in the amount of $6,624 converted into Class A shares of the Fund.

13. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

PIMCO has received a Wells Notice from the staff of the U.S. Securities and Exchange Commission (“SEC”) that relates to the PIMCO Total Return Active Exchange-Traded Fund (“BOND”), a series of PIMCO ETF Trust. The notice indicates the staff’s preliminary determination to recommend that the SEC commence a civil action against PIMCO stemming from a non-public investigation relating to

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	71

Notes to Financial Statements (Cont.)

BOND. A Wells Notice is neither a formal allegation of wrongdoing nor a finding that any law was violated.

This matter principally pertains to the valuation of smaller sized positions in non-agency mortgage-backed securities purchased by BOND between its inception on February 29, 2012 and June 30, 2012, BOND’s performance disclosures for that period, and PIMCO’s compliance policies and procedures related to these matters.

The Wells process provides PIMCO with the opportunity to demonstrate to the SEC staff why it believes its conduct was appropriate, in keeping with industry standards, and that no action should be taken. PIMCO believes that this matter is unlikely to have a material adverse effect on any Fund or on PIMCO’s ability to provide investment management services to any Fund.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the Regulated Investment Company Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2015, the Fund had the following post-effective capital losses with no expiration:

	Short-Term	Long-Term
PIMCO Real Return Fund	$15,733	$129,934

72	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2015

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$18,216,900	$150,445	$(711,144)	$(560,699)
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	73

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPM	JPMorgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JPMorgan Securities, Inc.
BOS	Banc of America Securities LLC	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	NAB	National Australia Bank Ltd.
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
FBF	Credit Suisse International	RDR	RBC Capital Markets
FOB	Credit Suisse Securities (USA) LLC	RYL	Royal Bank of Scotland Group PLC
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
GRE	RBS Securities, Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
COP	Colombian Peso	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish New Lira
GBP	British Pound	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter
NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index — High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.IG	Credit Derivatives Index — Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index

Other Abbreviations:
ABS	Asset-Backed Security	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	REMIC	Real Estate Mortgage Investment Conduit
CDI	Brazil Interbank Deposit Rate	TBD	To Be Determined
CLO	Collateralized Loan Obligation	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year

74	PIMCO REAL RETURN FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Second Amended and Restated Supervision and Administration Agreement, Amended and Restated Asset Allocation Sub-Advisory Agreement and Amended and Restated Sub-Advisory Agreement

Approval of the Amended and Restated Investment Advisory Contract and Second Amended and Restated Supervision and Administration Agreement for PIMCO Real Return Limited Duration Fund and PIMCO Capital Securities and Financials Fund

At a meeting held on August 10-11, 2015, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2016. The Board also considered and unanimously approved for an additional one-year term through August 31, 2016, the Second Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement” and together with the Investment Advisory Contract, the “Agreements”) between the Trust, on behalf of the Funds, and PIMCO. In addition, the Board considered and unanimously approved the renewal of the: (i) Amended and Restated Asset Allocation Sub-Advisory Agreement (the “Asset Allocation Agreement”) between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) for an additional one-year term through August 31, 2016; and (ii) Amended and Restated Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between PIMCO, on behalf of PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates for an additional one-year term through August 31, 2016.

At a meeting held on May 11, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Real Return Limited Duration Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (together with the Real Return Limited Duration Investment Advisory Contract, the “Real Return Limited Duration Agreements”) between the Trust, on behalf of PIMCO Real Return Limited Duration Fund, and PIMCO for an initial two-year term.

At a meeting held on February 23, 2015, the Board, including all of the Independent Trustees, considered and approved the Amended and Restated Investment Advisory Contract (the “Capital Securities Investment Advisory Contract”) and the Second Amended and Restated Supervision and Administration Agreement (with the Capital Securities Investment Advisory Contract and the Real Return Limited Duration Agreements, collectively the “New Funds’ Agreements”) between the Trust, on behalf of PIMCO Capital Securities and Financials Fund (together with the PIMCO Real Return Limited Duration Fund, the “New Funds”), and PIMCO for an initial two-year term.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

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Approval of Investment Advisory Contract and Other Agreement (Cont.)

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust. In considering whether to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO and, where relevant, Research Affiliates, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds (where applicable). In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the continuation of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement.

In considering whether to approve the New Funds’ Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to advisory fees and expense ratios of funds with investment objectives and policies similar to those of the New Funds. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the approval of the New Funds’ Agreements. The Board also reviewed information about the personnel who would be providing investment management services, other advisory services and supervisory and administrative services to the New Funds.

(b) Review Process:  In connection with the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from counsel to the Trust and the Independent Trustees. The Board requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board heard oral presentations on matters related to the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 10-11, 2015 meeting. The Independent Trustees also conducted a telephonic meeting with counsel to the Trust and the Independent Trustees on July 30, 2015 and executive sessions on August 10, 2015 to discuss the materials presented. In addition, the Independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to profitability and comparative performance information.

76	PIMCO REAL RETURN FUND

(Unaudited)

In connection with the approval of the New Funds’ Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee data for funds in the appropriate Lipper peer group. The Board also requested and received assistance and advice regarding applicable legal standards from counsel to the Trust and the Independent Trustees. The Board heard oral presentations on matters related to the New Funds’ Agreements at the February 23, 2015 and May 11, 2015 meetings (as applicable).

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement and approve the New Funds’ Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in assets under management. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to reasonably assure compliance with applicable laws and regulations and its commitment to these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s service to the Funds and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature and quality of services provided by PIMCO to the wholly-owned subsidiaries of applicable Funds.

The Trustees considered information they had received about the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee, which oversees counterparty risk on a firm-wide basis, continually evaluating requests to add or remove approved counterparties as market needs and conditions warrant. The Trustees also considered that, over the last several years, PIMCO has continued to strengthen the process it uses to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	77

Approval of Investment Advisory Contract and Other Agreement (Cont.)

with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreements in 2014, including, but not limited to: conducting a targeted review of quality and efficiency in the valuation process; expanding the analytical review of shareholder reports by State Street Bank and Trust Company, the Funds’ custodian; developing a process for monthly forecasts of taxable and book income to enhance portfolio management of investment income; continuing the expansion of a proprietary performance reconciliation tool, which includes next-day comparison of daily internal performance to custodian bank performance to identify potential errors and guardrail net asset value calculations; developing and implementing the Global Process Monitor application, which includes real-time tracking and escalation protocols for critical activities; and implementing monthly cash flow reporting processes to support client and media demands for information about investor flows and assets under management data. The Trustees also considered the recent outflows from the Funds. The Trustees further considered whether the decline in the Funds’ assets and the reduction in PIMCO’s total assets under management materially impacted the service quality or resources available to the Funds. The Trustees concluded that there has been no adverse impact to service quality or resources available to the Funds.

Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO Multi-Strategy Alternative Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Fundamental Advantage PLUS Fund and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of its portfolio management personnel and, in particular, the experience and capabilities of Robert Arnott, Research Affiliates’ principal, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and the New Funds’ Agreements and by Research Affiliates under the Asset Allocation Agreement and Sub-Advisory Agreement are likely to benefit the Funds, the New Funds and their respective shareholders (as applicable).

(b) Other Services:  The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO had been providing to the Trust pursuant to the Administration Agreement.

78	PIMCO REAL RETURN FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement continues to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

With respect to the New Funds, the Board also considered the nature, extent and quality of services to be provided by PIMCO to the New Funds under the New Funds’ Agreements. The Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the New Funds and their shareholders.

3. INVESTMENT PERFORMANCE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, the Trustees did not receive or consider investment performance information.

The Board received and examined information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 and other performance data, as available, over short- and long-term periods ended June 30, 2015 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended May 31, 2015 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2015 meeting. The Trustees noted that a majority of the Funds outperformed their respective Lipper medians over the three-year and longer periods ended May 31, 2015. The Board also noted that, as of May 31, 2015, the Institutional Class of 51%, 69% and 86% of the Funds outperformed its Lipper category median on a net-of-fees basis over the three-year, five-year and ten-year periods, respectively. In addition, the Board noted that the PIMCO Total Return Fund performed in the top third of its Lipper category over the twelve-month period ended June 30, 2015, amidst significant outflows. The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and servicing expenses of each class. The Board also considered that the investment objectives of certain of the Funds may not always be identical to those of the other funds in their respective peer groups

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	79

Approval of Investment Advisory Contract and Other Agreement (Cont.)

and that the Lipper categories do not: separate funds based upon maturity or duration; account for the applicable Funds’ hedging strategies; distinguish between enhanced index and actively managed equity strategies; include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” Lipper category to which they do not properly belong); or account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may not be particularly relevant to the consideration of Fund performance.

The Board noted that, of the Funds with at least five years of performance history, 83% of the PIMCO Funds’ assets (based on Institutional Class performance) have outperformed their relative benchmark indexes on a net-of-fees basis over the five-year period ended June 30, 2015. The Board considered that, according to Lipper, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over short- and long-term periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds over short- and long-term periods. The Board also discussed actions that have been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. In addition, the Board considered PIMCO’s proposal to reduce the advisory fees for the PIMCO Emerging Markets Corporate Bond Fund and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015, and that PIMCO is continuing certain fee waivers for certain Funds, which were presented to the Board on a quarterly basis and which totaled approximately $86 million in waived fees for 2014.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit events; workouts; derivatives; net new issuance in the bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median (if available), while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to

80	PIMCO REAL RETURN FUND

(Unaudited)

current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions where appropriate, and noted in particular, the proposed reduction in advisory fees for the PIMCO Emerging Markets Corporate Bond and the PIMCO Inflation Response Multi-Asset Fund effective October 1, 2015. Further, the Board noted that PIMCO believes that the growth in the Trusts’ assets under management over the long-term and long-term positive net flows are important indicators of proper and effective pricing.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board noted the fee waivers in place with respect to the fees that might result from investments by applicable Funds in their respective wholly-owned subsidiaries.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts and as sub-adviser to other investment companies with a similar investment strategy, including differences in advisory services provided. The Board noted that advisory fees for most Funds were similar to the fee rates charged to separate account strategies with the same investment strategies as the Funds. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including differences in the advisory and other services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third-party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such difference in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when it does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor. In considering the fees paid by the Funds, the Board noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds.

With respect to the New Funds, the Board reviewed the proposed advisory fees, supervisory and administrative fees and estimated total expenses of each New Fund (each as a percentage of average net assets) and compared such amounts with the average and median expenses of other similar funds. With respect to the advisory fee of each New Fund, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in a “Peer Group” of comparable

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	81

Approval of Investment Advisory Contract and Other Agreement (Cont.)

funds, as well as the universe of other similar funds. The Board noted that PIMCO had proposed to contractually waive 0.01% of the advisory fee for the PIMCO Real Return Limited Duration Fund, which waiver would be renewable on an annual basis. The Board also noted that, even before taking into account applicable fee waivers, the advisory fee for each of the PIMCO Capital Securities and Financials Fund and the PIMCO Real Return Duration Limited Fund compared favorably to the Lipper medians for comparable funds. The Board compared the New Funds’ estimated total expenses to other funds in their respective “Peer Group” provided by Lipper and found the New Funds’ estimated expenses to be reasonable.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board also considered that as the Funds’ business has become increasingly complex and the number of Funds has grown, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee and, in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board further considered that many other funds pay for these services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board also considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs are passed through to a smaller asset base. The Board further noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees, which is beneficial to the Funds and their shareholders.

In connection with the approval of the New Funds’ Supervision and Administration Agreement, the Board compared the proposed fees with those of similar funds in the report supplied by Lipper. The Board considered the Trust’s unified fee structure, under which the New Funds would pay for the supervisory and administrative services it requires for one set fee and, in return, PIMCO would provide or procure supervisory and administrative services and bear the costs of various third party services required by the New Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that the New Funds’ supervisory and administrative fees were reasonable in relation to the value of the services that would be provided, including the services that would be provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the New Funds’ Supervision and Administration Agreement would represent, in effect, a cap on overall Fund expenses, which would be beneficial to each New Fund and its shareholders.

82	PIMCO REAL RETURN FUND

(Unaudited)

The Board noted that the majority of the Funds’ total expenses continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few peers (if any), and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the “Peer Groups” provided by Lipper, the Board found total expenses of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO, Research Affiliates and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of each Fund, are reasonable.

With respect to the New Funds, based on information presented by PIMCO and Lipper, members of the Board determined, in the exercise of their business judgment, that the level of the advisory and supervisory and administrative fees to be charged by PIMCO under the New Funds’ Agreements, as well as the total expenses of each New Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

As the New Funds had not yet commenced operations at the time the New Funds’ Agreements were considered, information regarding PIMCO’s costs in providing services to the New Funds and the profitability of PIMCO’s relationship with the New Funds was not available.

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were lower than in the previous year due to the impact of the Funds’ overall outflows. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board noted that profit margins with respect to the Funds were within the ranges, although above the median, of publicly held investment management companies reported by Lipper and Strategic Insight (an independent provider of fund industry research). The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, cyber security, information security, shareholder privacy, business continuity planning, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	83

Approval of Investment Advisory Contract and Other Agreement (Cont.)

return for fees paid. The Board reviewed the history of the Funds’ fee structure, noting that the unified fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time to make the Funds attractive to an institutional shareholder base. The Board noted that additional Funds and share classes have been launched on that institutional platform, which has meant that many of the Funds have traditionally had lower fees than many competitors. In considering the advisory fees paid by the Funds, the Board also noted that retail investors in the Funds receive the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors in the Funds. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing Fund shareholders of the fees associated with the Funds, and that the Funds bear certain expenses that are not covered by the advisory fee or the unified fee.

With respect to the New Funds, the Board considered that PIMCO proposed fee structures intended to price the New Funds at scale at the time the New Funds commenced operations, which would provide the benefits of scale without waiting for asset growth.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise or asset levels decline. The Trustees further considered that, in contrast, breakpoints are a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ and New Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ and New Funds’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Funds and New Funds, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and would provide such services to the New Funds, and their respective shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ and New Funds’ Rule 12b-1 plans or otherwise. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

84	PIMCO REAL RETURN FUND

(Unaudited)

7. CONCLUSIONS

Based on their review, including their consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates favored the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement. The Independent Trustees and the Board as a whole concluded that the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to Research Affiliates by PIMCO under the Asset Allocation Agreement and the Sub-Advisory Agreement, and that the renewal of the Agreements, the Asset Allocation Agreement, and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

With respect to the New Funds, based on their review, including its consideration of each of the factors summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services to be rendered to the New Funds by PIMCO favored approval of the New Funds’ Agreements. The Independent Trustees and the Board as a whole concluded that the New Funds’ Agreements were fair and reasonable to the New Funds and their shareholders, that the New Funds’ shareholders would likely receive reasonable value in return for the fees paid to PIMCO by the New Funds under the New Funds’ Agreements, and that the approval of the New Funds’ Agreements was in the best interests of the New Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2015	85

Results of Proxy Voting

(Unaudited)

A special meeting of shareholders of the series of the Trust was held on April 20, 2015. The special meeting was held for the purpose of electing six (6) Trustees to the Board. Shareholders of all series of the Trust voted together on the proposal, and elected six (6) Trustees at the special meeting. The results of the proxy solicitation on this matter are available in the Fund’s Annual Report to shareholders for the fiscal year ended March 31, 2015.

86	PIMCO REAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

Institutional Class, Class P, Administrative Class, Class D

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Boston Financial Data Services

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF4015SAR_093015

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the annual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.2%
BANK LOAN OBLIGATIONS 0.1%
Lombard Street CLO PLC
0.349% - 1.058% due 02/28/2023	EUR	3,431	$3,686
0.349% - 1.058% due 02/28/2023		$10,579	10,112
0.349% - 1.058% due 02/28/2023	GBP	4,772	6,904
Scorpio Bulkers, Inc.
0.840% - 2.422% due 06/30/2028		$15,464	15,435

Total Bank Loan Obligations (Cost $36,497)			36,137

CORPORATE BONDS & NOTES 18.8%
BANKING & FINANCE 15.5%
Abbey National Treasury Services PLC
0.846% due 03/13/2017		1,800	1,797
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,560
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		17,300	17,322
Air Lease Corp.
3.750% due 02/01/2022		25	25
Ally Financial, Inc.
2.500% due 03/15/2017 (i)		274,300	270,640
2.750% due 01/30/2017		172,405	171,524
2.967% due 07/18/2016		255	256
3.125% due 01/15/2016		73,380	73,197
3.500% due 07/18/2016		115,486	115,919
3.500% due 01/27/2019		90,257	89,354
4.750% due 09/10/2018		157,354	160,894
5.500% due 02/15/2017		245,761	252,519
6.250% due 12/01/2017		118,589	124,815
8.000% due 12/31/2018		44	49
8.000% due 03/15/2020		41,309	47,609
American Express Bank FSB
6.000% due 09/13/2017		188,210	203,628
American Express Centurion Bank
6.000% due 09/13/2017		178,900	193,556
American Express Co.
6.800% due 09/01/2066		320	324
American Express Credit Corp.
1.386% due 09/14/2020		25,000	25,096
2.600% due 09/14/2020		25,000	25,133
American International Group, Inc.
3.750% due 07/10/2025		27,000	27,486
4.875% due 06/01/2022		15	17
6.250% due 03/15/2087		103,462	113,032
ASIF
3.000% due 02/17/2017	EUR	6,983	8,024
14.605% due 04/09/2018		7,126,000	5,351
AXA S.A.
7.125% due 12/15/2020	GBP	10	18
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		$11,000	11,653
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	50,100	56,085
9.000% due 06/18/2024 (h)		$3,000	1,776
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	4,989
Banco Popolare SC
3.500% due 03/14/2019	EUR	13,600	15,522
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$208,550	207,966
4.625% due 02/13/2017		75,185	75,561
Banco Santander Chile
1.186% due 04/11/2017		900	887
1.887% due 01/19/2016		176,300	176,520
Bank Nederlandse Gemeenten NV
2.500% due 01/11/2016		70	70
Bank of America Corp.
0.651% due 08/15/2016		2,000	1,993
0.850% due 05/02/2017		1,100	1,090
0.939% due 08/25/2017		57,000	56,944
1.500% due 10/09/2015		134	134
2.000% due 01/11/2018		10	10
2.650% due 04/01/2019		40	40
3.300% due 01/11/2023		13,500	13,440

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.875% due 03/22/2017		$30,200	$31,205
3.875% due 08/01/2025		64,000	65,029
3.950% due 04/21/2025		20	20
4.100% due 07/24/2023		6,400	6,663
4.125% due 01/22/2024		24,900	26,086
5.700% due 01/24/2022		25	29
5.750% due 12/01/2017		49,639	53,684
6.000% due 09/01/2017		30,525	32,913
6.050% due 05/16/2016		400	411
6.400% due 08/28/2017		251,427	272,968
6.500% due 08/01/2016		67,945	70,978
6.875% due 04/25/2018		542,257	606,445
7.800% due 09/15/2016		2,000	2,115
8.680% due 05/02/2017		395	423
Bank of America N.A.
0.617% due 06/15/2016		98,360	98,101
0.637% due 06/15/2017		4,400	4,372
0.731% due 05/08/2017		256,000	255,268
0.779% due 11/14/2016		44,800	44,769
5.300% due 03/15/2017		10,750	11,295
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		72,900	78,913
Bank of New York Mellon Corp.
2.400% due 01/17/2017		200	203
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.356% due 09/14/2018		25,000	25,076
Bankia S.A.
0.181% due 01/25/2016	EUR	4,900	5,466
4.375% due 02/14/2017		8,600	10,024
Barclays Bank PLC
7.625% due 11/21/2022		$95,700	107,423
7.750% due 04/10/2023		11,600	12,441
10.000% due 05/21/2021	GBP	3,100	6,019
10.179% due 06/12/2021		$266,737	350,048
14.000% due 06/15/2019 (h)	GBP	371,934	725,106
Barclays PLC
8.000% due 12/15/2020 (h)	EUR	6,200	7,339
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	103,073
6.500% due 03/10/2021		164,450	176,332
Bear Stearns Cos. LLC
0.723% due 11/21/2016		900	898
6.400% due 10/02/2017		70,525	76,917
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		150	185
BFC Finance Corp.
7.375% due 12/01/2017		392	405
Blackstone CQP Holdco LP
9.296% due 03/19/2019		112,484	102,835
BPCE S.A.
0.894% due 11/18/2016		400	400
0.964% due 06/17/2017		305,700	305,153
Capital One Financial Corp.
4.750% due 07/15/2021		80	87
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	185
CIT Group, Inc.
4.250% due 08/15/2017		48,676	49,406
5.250% due 03/15/2018		36,845	37,950
5.500% due 02/15/2019		39,698	41,286
6.625% due 04/01/2018		4,091	4,336
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,645
Citigroup, Inc.
0.820% due 05/01/2017		112,100	111,787
0.872% due 03/10/2017		27,835	27,797
1.255% due 07/25/2016		27,805	27,892
3.375% due 03/01/2023		25	25
4.000% due 08/05/2024		20	20
8.400% due 04/30/2018 (h)		5,000	5,624
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	28,639
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	46,032
Credit Agricole S.A.
0.881% due 06/12/2017		272,200	272,109
0.909% due 06/02/2017		99,300	99,146
1.625% due 04/15/2016		2,100	2,107
6.500% due 06/23/2021 (h)	EUR	5,500	6,124
7.500% due 06/23/2026 (h)	GBP	7,100	10,383
8.125% due 09/19/2033		$38,680	42,376

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit Suisse
0.822% due 05/26/2017		$143,220	$142,792
Credit Suisse AG
6.500% due 08/08/2023		8,200	8,851
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		49,100	47,798
3.800% due 09/15/2022		50,000	50,122
Denali Borrower LLC
5.625% due 10/15/2020		400	417
Depfa ACS Bank
4.875% due 05/21/2019	EUR	22,200	28,911
Digital Delta Holdings LLC
3.400% due 10/01/2020 (c)		$20,000	20,100
4.750% due 10/01/2025 (c)		10,000	10,104
Digital Realty Trust LP
3.950% due 07/01/2022		31,200	31,215
Eksportfinans ASA
2.375% due 05/25/2016		61,890	62,054
2.875% due 11/16/2016	CHF	1,300	1,357
5.500% due 05/25/2016		$15,990	16,338
5.500% due 06/26/2017		54,003	56,960
FNBC Pass-Through Trust
8.080% due 01/05/2018		84	88
Ford Motor Credit Co. LLC
0.761% due 11/08/2016		59,200	58,858
0.852% due 09/08/2017		161,200	158,010
1.500% due 01/17/2017		19,250	19,189
1.561% due 05/09/2016		30,700	30,801
1.700% due 05/09/2016		18,130	18,184
2.500% due 01/15/2016		30,102	30,245
3.984% due 06/15/2016		42,930	43,700
4.207% due 04/15/2016		24,810	25,204
4.250% due 02/03/2017		18,940	19,578
6.625% due 08/15/2017		5,850	6,318
8.000% due 12/15/2016		202,619	217,916
General Electric Capital Corp.
2.950% due 05/09/2016		75	76
General Motors Financial Co., Inc.
2.750% due 05/15/2016		28,880	29,056
3.200% due 07/13/2020		63,300	62,599
3.250% due 05/15/2018		16,535	16,691
3.500% due 07/10/2019		28,400	28,721
4.375% due 09/25/2021		17,000	17,359
4.750% due 08/15/2017		36,712	38,103
6.750% due 06/01/2018		10,970	11,993
Goldman Sachs Group, Inc.
1.537% due 09/15/2020		25,000	25,030
2.750% due 09/15/2020		25,000	25,146
3.500% due 01/23/2025		7,200	7,100
3.750% due 05/22/2025		4,900	4,927
GSPA Monetization Trust
6.422% due 10/09/2029		20,985	24,031
HBOS PLC
0.663% due 03/21/2017	EUR	2,800	3,120
0.767% due 09/01/2016		1,831	2,045
1.027% due 09/30/2016		$81,090	81,009
1.032% due 09/06/2017		34,650	34,455
6.750% due 05/21/2018		273,366	302,003
HSBC Holdings PLC
4.000% due 03/30/2022		85	89
6.375% due 03/30/2025 (h)		10,000	9,563
Industrial Bank of Korea
1.375% due 10/05/2015		30,000	30,000
International Lease Finance Corp.
2.287% due 06/15/2016		5,000	4,988
5.750% due 05/15/2016		61,102	62,095
6.750% due 09/01/2016		184,263	190,943
7.125% due 09/01/2018		41,275	45,552
8.750% due 03/15/2017		34,420	37,088
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,025	35,158
3.125% due 01/15/2016		90,028	90,518
5.017% due 06/26/2024		331	327
6.500% due 02/24/2021		7,500	8,656
JPMorgan Chase & Co.
0.845% due 04/25/2018		50,255	50,056
2.250% due 01/23/2020		5,200	5,160
2.750% due 06/23/2020		108,400	109,382
3.250% due 09/23/2022		5	5
3.875% due 02/01/2024		10,650	10,986
3.900% due 07/15/2025		37,900	38,818
6.100% due 10/01/2024 (h)		50,000	49,738
6.750% due 02/01/2024 (h)		100,000	104,250

2	See Accompanying Notes

September 30, 2015

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
JPMorgan Chase Bank N.A.
0.010% due 10/04/2016		$299,189	$290,438
0.666% due 06/13/2016		67,215	67,083
0.749% due 06/02/2017		362,300	361,620
5.375% due 09/28/2016	GBP	8,200	12,846
6.000% due 10/01/2017		$261,000	282,119
KBC Bank NV
8.000% due 01/25/2023		53,000	58,064
KeyCorp
2.900% due 09/15/2020		25,000	25,234
Kilroy Realty LP
5.000% due 11/03/2015		200	201
LBG Capital PLC
3.064% due 03/12/2020	EUR	150	169
7.625% due 12/09/2019	GBP	19,420	30,784
9.125% due 07/15/2020		12,033	19,659
15.000% due 12/21/2019	EUR	12,900	21,284
LeasePlan Corp. NV
2.500% due 05/16/2018		$462	463
Liberty Mutual Group, Inc.
4.850% due 08/01/2044		45	44
Liberty Property LP
4.750% due 10/01/2020		75	81
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		23,500	22,854
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		1,190,500	1,687,534
13.000% due 12/19/2021	AUD	27,200	21,043
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	28,600	43,805
MetLife, Inc.
4.050% due 03/01/2045		$25	23
7.717% due 02/15/2019		120	142
Metropolitan Life Global Funding
2.300% due 04/10/2019		50	51
Morgan Stanley
3.750% due 02/25/2023		45	46
5.450% due 01/09/2017		130	137
5.550% due 04/27/2017		500	531
6.250% due 08/28/2017		400	434
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	45,668
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,400	8,688
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$165	230
Navient Corp.
4.625% due 09/25/2017		5,140	5,037
4.875% due 06/17/2019		5,000	4,563
5.000% due 12/15/2015 (i)	HKD	16,000	2,074
5.140% due 06/15/2016		$80,000	80,553
5.500% due 01/15/2019		74,475	69,401
6.000% due 01/25/2017		74,389	74,947
6.250% due 01/25/2016		69,508	70,249
8.450% due 06/15/2018 (k)		247,196	254,765
8.780% due 09/15/2016	MXN	183,200	10,888
Novo Banco S.A.
4.000% due 01/21/2019	EUR	14,300	14,858
4.750% due 01/15/2018		9,500	10,097
5.000% due 04/23/2019		3,194	3,378
5.000% due 05/23/2019		3,279	3,472
5.875% due 11/09/2015		6,600	7,357
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	33,925
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	98,014
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		16,825	17,456
7.250% due 12/15/2021		45,475	46,271
Pinnacol Assurance
8.625% due 06/25/2034 (i)		15,000	15,815
Prologis LP
4.250% due 08/15/2023		6,000	6,227
Rabobank Group
4.375% due 08/04/2025		46,000	46,144
6.875% due 03/19/2020	EUR	12,500	16,460
8.375% due 07/26/2016 (h)		$7,500	7,755
11.000% due 06/30/2019 (h)		211,225	260,493
Rio Oil Finance Trust
6.250% due 07/06/2024		6,400	4,112
6.750% due 01/06/2027		34,500	21,418
Royal Bank of Canada
1.875% due 02/05/2021		15	15
2.200% due 09/23/2019		95	97

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	$537	$542
6.100% due 06/10/2023	584	629
6.990% due 10/05/2017 (h)	8,600	10,062
7.648% due 09/30/2031 (h)	15,090	18,863
Royal Bank of Scotland PLC
4.375% due 03/16/2016	34,500	35,075
Santander Central Hispano Issuances Ltd.
7.250% due 11/01/2015	3,180	3,192
Santander Issuances S.A.U.
5.911% due 06/20/2016	11,040	11,306
Santander U.S. Debt S.A.U.
3.781% due 10/07/2015	1,200	1,200
Shinhan Bank
4.125% due 10/04/2016	18,900	19,437
Sirius International Group Ltd.
6.375% due 03/20/2017	95	99
SL Green Realty Corp.
4.500% due 12/01/2022	200	207
5.000% due 08/15/2018	68	73
7.750% due 03/15/2020	400	475
Springleaf Finance Corp.
5.400% due 12/01/2015	70,666	70,754
5.750% due 09/15/2016	5,340	5,440
6.500% due 09/15/2017	3,200	3,328
6.900% due 12/15/2017	34,620	36,264
Turkiye Garanti Bankasi A/S
2.787% due 04/20/2016	85,800	85,354
UBS AG
0.884% due 06/01/2017	36,700	36,688
1.174% due 06/01/2020	13,300	13,314
4.750% due 05/22/2023	9,100	9,161
5.875% due 12/20/2017	233	254
7.250% due 02/22/2022	2,750	2,867
7.625% due 08/17/2022	33,800	38,944
UBS Group Funding Jersey Ltd.
2.950% due 09/24/2020	20,000	20,063
WEA Finance LLC
3.250% due 10/05/2020 (c)	25,000	25,271
3.750% due 09/17/2024	6,000	5,919
Wells Fargo & Co.
3.500% due 03/08/2022	7,400	7,657
5.900% due 06/15/2024 (h)	74,800	74,987
7.980% due 03/15/2018 (h)	144,300	152,597
Wells Fargo Bank N.A.
0.597% due 06/15/2017	119,000	118,849
6.000% due 11/15/2017	600	654

		14,764,478

INDUSTRIALS 1.7%
Actavis Funding SCS
3.000% due 03/12/2020	15	15
3.800% due 03/15/2025	10	10
4.550% due 03/15/2035	15	14
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	31,000	30,482
Altria Group, Inc.
4.000% due 01/31/2024	30	31
America West Airlines Pass-Through Trust
6.870% due 07/02/2018	385	394
Anadarko Petroleum Corp.
3.450% due 07/15/2024	10	10
Anthem, Inc.
4.650% due 08/15/2044	50	49
Apple, Inc.
1.000% due 05/03/2018	30	30
Asciano Finance Ltd.
4.625% due 09/23/2020	30	32
AutoZone, Inc.
5.500% due 11/15/2015	5,050	5,078
Baidu, Inc.
2.750% due 06/09/2019	24,600	24,458
BAT International Finance PLC
2.750% due 06/15/2020	40,900	41,735
Baxalta, Inc.
1.099% due 06/22/2018	21,450	21,502
2.875% due 06/23/2020	12,500	12,516
3.600% due 06/23/2022	5,000	5,056
4.000% due 06/23/2025	4,100	4,116
Beam Suntory, Inc.
5.375% due 01/15/2016	3,593	3,637
Becton Dickinson and Co.
1.800% due 12/15/2017	300	301
BMW U.S. Capital LLC
0.669% due 06/02/2017	199,400	198,772
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023	5	5

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
California Resources Corp.
5.000% due 01/15/2020 (k)		$26,600	$17,240
Canadian Pacific Railway Co.
4.450% due 03/15/2023		125	135
Catholic Health Initiatives
4.350% due 11/01/2042		45	42
CBS Corp.
4.000% due 01/15/2026		8,000	7,885
CCO Safari LLC
3.579% due 07/23/2020		30,000	29,807
4.464% due 07/23/2022		53,600	53,661
4.908% due 07/23/2025		50,000	49,857
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		200	228
CGG S.A.
7.750% due 05/15/2017		675	530
Chesapeake Energy Corp.
3.250% due 03/15/2016		2,390	2,357
3.539% due 04/15/2019		60,000	42,750
Cisco Systems, Inc.
2.125% due 03/01/2019		35	36
City of Hope
5.623% due 11/15/2043		30,000	34,847
CNH Industrial Capital LLC
3.875% due 11/01/2015		4,750	4,750
Comcast Corp.
4.200% due 08/15/2034		55	54
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,756
ConAgra Foods, Inc.
1.300% due 01/25/2016		8,686	8,694
1.900% due 01/25/2018		13,000	12,944
2.100% due 03/15/2018		1,821	1,816
ConocoPhillips Co.
3.350% due 05/15/2025		65	63
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		2,273	2,409
7.707% due 10/02/2022		1,896	2,069
9.000% due 01/08/2018		9,389	9,877
Continental Resources, Inc.
3.800% due 06/01/2024		20	16
Corning, Inc.
2.900% due 05/15/2022		5	5
4.700% due 03/15/2037		25	26
CSN Islands Corp.
6.875% due 09/21/2019 (k)		17,900	8,502
CVS Pass-Through Trust
8.353% due 07/10/2031		238	307
Daimler Finance North America LLC
1.010% due 08/03/2017		17,700	17,628
Dell, Inc.
3.100% due 04/01/2016		163	163
Domtar Corp.
9.500% due 08/01/2016		12,527	13,417
Ecopetrol S.A.
4.125% due 01/16/2025		30	25
Energy Transfer Partners LP
2.500% due 06/15/2018		22,100	22,018
3.600% due 02/01/2023		20	18
4.750% due 01/15/2026		38,200	35,232
4.900% due 02/01/2024		25	24
5.150% due 03/15/2045		15	12
Enterprise Products Operating LLC
1.650% due 05/07/2018		40	40
ERAC USA Finance LLC
2.800% due 11/01/2018		30	31
GATX Corp.
1.250% due 03/04/2017		95	95
General Motors Co.
1.000% due 07/31/2099		20,000	0
3.500% due 10/02/2018		145	147
4.000% due 04/01/2025		30	29
Gerdau Holdings, Inc.
7.000% due 01/20/2020		4,815	4,544
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023		20	20
Hamilton College
4.750% due 07/01/2113		58,970	52,956
Hanson Ltd.
6.125% due 08/15/2016		73,000	75,241
HCA, Inc.
3.750% due 03/15/2019		59,891	59,861
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	40,900	38,732
4.500% due 12/06/2016	JPY	1,230,000	8,790
5.014% due 12/27/2017	EUR	15,400	14,541
Hewlett-Packard Co.
3.750% due 12/01/2020		$5	5
4.650% due 12/09/2021		80	85

See Accompanying Notes	3

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Hidden Ridge Facility Trustee
5.750% due 01/01/2021	$7,504	$7,996
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	8,000	8,300
Host Hotels & Resorts LP
3.750% due 10/15/2023	40	39
Howard Hughes Medical Institute
3.500% due 09/01/2023	60	63
Hyundai Capital America
2.550% due 02/06/2019	70	70
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	40,100	40,386
3.750% due 07/21/2022	29,000	29,321
Intel Corp.
2.450% due 07/29/2020	39,800	40,358
3.100% due 07/29/2022	10,600	10,795
Johnson & Johnson
4.375% due 12/05/2033	35	38
Korea National Oil Corp.
4.000% due 10/27/2016	200	206
Kraft Heinz Foods Co.
1.600% due 06/30/2017	27,700	27,754
2.000% due 07/02/2018	20,900	20,944
2.800% due 07/02/2020	18,250	18,391
3.500% due 07/15/2022	7,800	7,980
3.950% due 07/15/2025	19,800	20,308
5.200% due 07/15/2045	11,400	12,127
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	5,700	5,500
4.500% due 08/15/2025	2,000	1,905
MGM Resorts International
6.875% due 04/01/2016	11,306	11,518
7.500% due 06/01/2016	113,793	117,207
7.625% due 01/15/2017	33,835	35,527
Noble Energy, Inc.
5.250% due 11/15/2043	45	40
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023	8,876	10,118
7.150% due 04/01/2021	935	980
NXP BV
3.500% due 09/15/2016	400	403
Oracle Corp.
2.375% due 01/15/2019	65	66
Pactiv LLC
8.125% due 06/15/2017	9,800	10,510
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	150	205
Philip Morris International, Inc.
1.875% due 01/15/2019	25	25
Pioneer Natural Resources Co.
3.950% due 07/15/2022	10	10
President and Fellows of Harvard College
6.500% due 01/15/2039	1,000	1,386
Regency Energy Partners LP
4.500% due 11/01/2023	19,000	17,600
Reynolds American, Inc.
4.000% due 06/12/2022	11,942	12,501
4.450% due 06/12/2025	30,000	31,464
Talisman Energy, Inc.
5.500% due 05/15/2042	20	15
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	2,807	2,836
5.462% due 02/16/2021	40	45
Tencent Holdings Ltd.
2.000% due 05/02/2017	28,000	28,003
2.875% due 02/11/2020	22,200	22,057
3.800% due 02/11/2025 (k)	20,000	19,317
Time Warner Cable, Inc.
5.850% due 05/01/2017	1,600	1,694
Time Warner, Inc.
4.650% due 06/01/2044	70	67
5.350% due 12/15/2043	20	21
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	657	191
10.400% due 05/01/2018	13,699	14,700
UnitedHealth Group, Inc.
3.750% due 07/15/2025	5,000	5,177
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	9,700	437
Worthington Industries, Inc.
4.550% due 04/15/2026	30	30

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		$237	$238
3.150% due 04/01/2022		280	278
3.550% due 04/01/2025		322	316

			1,583,023

UTILITIES 1.6%
AT&T, Inc.
3.400% due 05/15/2025		20,300	19,424
4.750% due 05/15/2046		18,000	16,567
Bell Canada
5.410% due 09/26/2016	CAD	110	86
BellSouth Corp.
4.821% due 04/26/2021		$153,300	156,439
British Telecommunications PLC
5.750% due 12/07/2028	GBP	75	137
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$1,300	1,300
Electricite de France S.A.
1.150% due 01/20/2017		30	30
Entergy Corp.
4.000% due 07/15/2022		17,500	18,100
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		6,610	6,679
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,200
Midwest Generation LLC
8.560% due 01/02/2016		6	6
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		6,000	6,085
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		118,124	42,820
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		9,151	2,389
6.750% due 10/01/2023		14,316	3,916
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		16,100	16,396
Petrobras Global Finance BV
1.953% due 05/20/2016		21,728	20,533
2.000% due 05/20/2016		15,705	15,132
2.429% due 01/15/2019		75,017	51,949
2.694% due 03/17/2017		238,234	205,477
3.000% due 01/15/2019		2,600	1,885
3.214% due 03/17/2020		1,800	1,237
3.250% due 03/17/2017		101,205	89,566
3.500% due 02/06/2017		26,603	23,710
3.875% due 01/27/2016		277,730	273,217
4.375% due 05/20/2023		35,800	23,449
4.875% due 03/17/2020 (k)		5,000	3,675
5.375% due 01/27/2021		16,400	12,008
5.750% due 01/20/2020		59,100	44,473
5.875% due 03/01/2018		38,900	32,190
6.250% due 03/17/2024		100	73
6.850% due 06/05/2115		93,650	59,468
7.875% due 03/15/2019		156,750	129,272
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		4,381	4,703
5.832% due 09/30/2016		3,207	3,294
6.750% due 09/30/2019		11,400	13,409
Shell International Finance BV
2.375% due 08/21/2022		140	135
3.250% due 05/11/2025		6,200	6,146
4.375% due 05/11/2045		3,500	3,460
Sprint Communications, Inc.
6.000% due 12/01/2016		4,885	4,824
8.375% due 08/15/2017		37,186	37,167
Telecom Italia Capital S.A.
5.250% due 10/01/2015		1,774	1,774
Telecom Italia SpA
5.625% due 12/29/2015	GBP	5,000	7,638
7.375% due 12/15/2017		13,000	21,411
Verizon Communications, Inc.
0.733% due 06/09/2017		$15,000	14,946
2.625% due 02/21/2020		35	35
3.000% due 11/01/2021		10	10
3.450% due 03/15/2021		3	3
3.500% due 11/01/2024		15	15
4.400% due 11/01/2034		10	9
4.500% due 09/15/2020		32,325	35,002
4.600% due 04/01/2021		10,785	11,648

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.050% due 03/15/2034	$40	$40
5.150% due 09/15/2023	38,536	42,584
6.400% due 09/15/2033	29	33
Virginia Electric & Power Co.
4.450% due 02/15/2044	10	11

		1,491,185

Total Corporate Bonds & Notes (Cost $17,300,969)		17,838,686

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
NB Finance Ltd.
3.500% due 12/06/2015	25,000	24,875

Total Convertible Bonds & Notes (Cost $24,904)		24,875

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 2.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	144
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	63,500	82,101
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	20,335	27,106
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	100	125
6.907% due 10/01/2050	71,900	99,016
6.918% due 04/01/2040	28,100	37,102
7.043% due 04/01/2050	82,020	113,046
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	1,980	1,980
6.000% due 06/01/2035	10,000	10,001
6.125% due 06/01/2038	2,000	1,937
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	73,500	88,837
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	70,245	97,395
7.350% due 11/01/2039	123,140	171,650
7.500% due 04/01/2034	56,402	79,081
7.550% due 04/01/2039	45,302	65,298
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022	2,700	3,304
7.600% due 11/01/2040	228,570	334,739
7.625% due 03/01/2040	11,600	16,656
7.950% due 03/01/2036	168,635	202,305
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016	3,200	3,286
6.200% due 10/01/2019	1,650	1,941
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,355	45,507
8.000% due 03/01/2035	7,070	8,331
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	20,000
Irvine Unified School District, California Special Tax Notes, Series 2011
4.931% due 09/01/2016	500	514
5.395% due 09/01/2017	1,000	1,062
5.845% due 09/01/2018	750	820
6.328% due 09/01/2019	500	562
6.578% due 09/01/2020	1,000	1,151
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,475
8.360% due 08/01/2040	9,525	10,725
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	39,265	50,308
7.618% due 08/01/2040	300	421
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	64,920	88,136

4	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	$14,600	$17,785
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	14,900	17,952
5.813% due 06/01/2040	27,600	33,985
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	254
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	53,234
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	43,138
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	56,400	72,669
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	31,390	40,469
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,780
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	22,126
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	22,100	25,320
7.200% due 08/01/2039	25,000	28,715
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	41,405	42,479
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,441
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	826
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,250
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (FGIC Insured), Series 2006
5.581% due 10/01/2016	45	46
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,127
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	1,000
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	23,175	28,495
6.296% due 05/15/2050	29,500	33,913
University of California Revenue Bonds, Series 2011
0.697% due 07/01/2041	59,900	59,900

		2,215,966

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	190
Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,164

		4,354

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	134,334	157,897
7.055% due 04/01/2057	1,665	1,877

		159,774

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	76,578
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	48,165	50,485
6.899% due 12/01/2040	206,865	231,954

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$43,000	$44,033
7.750% due 01/01/2042	18,700	18,743
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	10
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	39,183

		460,986

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	30,570	30,567

LOUISIANA 0.0%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	10,016
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	25,100	28,042

		38,058

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	22,600	25,334

MICHIGAN 0.0%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	8,300	9,820
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	285	248

		10,068

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	11,639

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	7,700	10,552
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	30,198

		40,750

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (f)	3,000	2,408
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	637

		3,045

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	27,525	34,707
6.648% due 11/15/2039	30,000	38,469
7.134% due 11/15/2030	3,700	4,447
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	200	242
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	225
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	458
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,460	12,417
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	499
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	23,900	28,477

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	$4,200	$4,523
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	45,235

		169,699

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	81,000	96,808
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	209
7.834% due 02/15/2041	17,000	23,371
8.084% due 02/15/2050	197,760	287,840
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,417
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,925	2,422
6.500% due 06/01/2047	16,900	15,142
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,587

		430,796

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,303
5.401% due 06/15/2022	3,500	3,779
5.501% due 06/15/2023	3,500	3,774
6.532% due 06/15/2039	40,450	46,197

		56,053

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	184

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,652

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	44,900	57,680
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	9,622	9,594
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	23,125

		90,399

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	813

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	409

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	150,600	131,679

Total Municipal Bonds & Notes (Cost $3,548,731)		3,888,225

U.S. GOVERNMENT AGENCIES 46.7%
Bolivia Government AID Bond
0.376% due 02/01/2019	1,618	1,556
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(f)	3,052	2,865

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.000% due 10/09/2019 (f)	$13,300	$12,359
0.254% due 07/25/2037	364	343
0.294% due 01/25/2021	9	9
0.314% due 03/25/2034	109	110
0.324% due 03/25/2036	2,541	2,439
0.344% due 08/25/2034	92	91
0.394% due 05/25/2035 - 10/27/2037	79,132	78,707
0.434% due 06/25/2032	18	17
0.444% due 05/25/2037	163	163
0.494% due 12/25/2028 - 03/25/2037	2,053	2,058
0.514% due 06/25/2037	7	7
0.544% due 08/25/2033 - 03/25/2044	2,261	2,263
0.554% due 03/25/2037	48	48
0.574% due 07/25/2037	1,571	1,581
0.594% due 06/25/2029 - 11/25/2036	3,295	3,303
0.613% due 04/18/2028	54	54
0.644% due 08/25/2021 - 09/25/2037	3,923	3,941
0.663% due 10/18/2030	325	330
0.694% due 03/25/2017 - 05/25/2040	571	579
0.725% due 08/25/2022 (a)	76,134	2,552
0.744% due 06/25/2018 - 09/25/2041	221	224
0.763% due 12/18/2031	82	83
0.774% due 08/25/2037	6,215	6,287
0.794% due 08/25/2022	3	3
0.824% due 05/25/2040	2,337	2,369
0.844% due 10/25/2023 - 03/25/2024	753	765
0.894% due 10/25/2037 - 06/25/2040	6,380	6,493
0.922% due 11/01/2021	5,806	5,850
0.944% due 03/25/2038 - 11/25/2039	520	530
0.994% due 01/25/2022	8	8
1.024% due 01/25/2022	26	26
1.044% due 12/25/2021	14	14
1.094% due 04/25/2032	16	17
1.170% due 04/01/2027	20	21
1.194% due 04/25/2023	90	92
1.375% due 01/01/2021	3	3
1.383% due 07/01/2042 - 10/01/2044	25,006	25,650
1.384% due 12/01/2044	2,863	2,938
1.433% due 09/01/2041	8,704	8,917
1.583% due 10/01/2030 - 10/01/2040	3,024	3,107
1.605% due 06/01/2035	513	533
1.707% due 04/01/2027	18	18
1.750% due 02/01/2022	35	36
1.770% due 06/01/2030	26	26
1.793% due 09/01/2035	51	54
1.795% due 11/01/2023	12	12
1.810% due 02/01/2035	1,250	1,317
1.818% due 10/01/2034	978	1,034
1.852% due 05/01/2023	77	78
1.853% due 01/01/2035	3,447	3,631
1.860% due 03/01/2035	31	32
1.862% due 01/01/2035	6,141	6,491
1.866% due 06/01/2023	53	54
1.875% due 02/01/2020 - 12/01/2024	10	11
1.879% due 09/01/2024	42	43
1.880% due 10/01/2034	148	155
1.889% due 09/01/2022	50	52
1.895% due 11/01/2031	57	57
1.909% due 10/01/2020	8	8
1.915% due 11/01/2034	1,197	1,270
1.920% due 12/01/2034	11	12
1.923% due 01/01/2020	125	129
1.927% due 02/01/2023	37	38
1.930% due 03/01/2033	60	62
1.934% due 11/01/2034	825	872
1.943% due 01/01/2035	68	72
1.947% due 03/01/2019	98	101
1.950% due 02/01/2035	181	190
1.959% due 12/01/2020	61	61
1.961% due 01/01/2036	8	9
1.963% due 11/01/2035	128	135
1.968% due 03/01/2034 - 02/01/2035	1,665	1,742
1.970% due 01/01/2035	3,577	3,790
1.972% due 03/01/2034 - 12/01/2034	4,061	4,262
1.979% due 02/01/2034	47	50
2.000% due 04/01/2017	7	7
2.003% due 10/01/2034	767	816
2.004% due 12/01/2034	96	101

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.031% due 04/01/2036	$151	$159
2.033% due 08/01/2035	486	515
2.054% due 11/01/2035	1,577	1,658
2.057% due 08/01/2025	558	592
2.080% due 09/01/2034	620	653
2.083% due 06/01/2021	94	98
2.099% due 09/01/2035	4,222	4,466
2.106% due 12/01/2033 - 05/01/2035	339	358
2.109% due 07/01/2019	16	16
2.110% due 12/01/2034	597	636
2.138% due 11/01/2023	13	13
2.148% due 12/01/2034	16	18
2.150% due 09/01/2035	231	236
2.157% due 10/01/2035	692	744
2.158% due 09/01/2036	1	1
2.160% due 10/01/2019 - 06/01/2035	384	404
2.168% due 07/01/2024	45	46
2.175% due 10/01/2034	1,748	1,861
2.177% due 11/01/2032	39	41
2.178% due 11/01/2034	26	28
2.181% due 02/01/2035	794	848
2.190% due 12/01/2023	79	82
2.196% due 09/01/2035	37	39
2.200% due 08/01/2035 - 11/01/2035	2,701	2,855
2.202% due 05/01/2034	198	210
2.205% due 01/01/2036	403	429
2.210% due 02/01/2035	1,386	1,481
2.215% due 03/01/2033	104	111
2.221% due 12/01/2034	39	41
2.230% due 09/01/2023	81	82
2.235% due 05/01/2024 - 12/01/2036	5,377	5,724
2.237% due 03/01/2035	608	647
2.243% due 04/01/2033 - 12/01/2033	232	246
2.244% due 02/01/2035	1,610	1,712
2.250% due 01/01/2020 - 12/01/2025	72	74
2.253% due 07/01/2035	408	423
2.257% due 11/01/2019	18	18
2.258% due 09/01/2035	3,305	3,504
2.260% due 06/01/2035	70	72
2.265% due 12/01/2035	4	4
2.272% due 03/01/2025	196	209
2.273% due 11/01/2034	872	927
2.275% due 05/25/2035	11,007	11,619
2.277% due 12/01/2033	672	715
2.284% due 11/01/2025	39	41
2.286% due 07/01/2033 - 04/01/2038	19	20
2.290% due 11/01/2025	63	66
2.298% due 11/01/2035	344	368
2.299% due 04/01/2035	36	39
2.300% due 02/01/2035 - 01/01/2036	582	626
2.302% due 05/01/2037	23	24
2.305% due 09/01/2035	697	742
2.310% due 09/01/2035 - 02/01/2036	2,535	2,705
2.315% due 11/01/2023	91	93
2.317% due 09/01/2034	8,231	8,704
2.321% due 06/01/2035	856	912
2.325% due 12/01/2023 - 06/01/2025	82	82
2.330% due 03/01/2035	37	38
2.335% due 05/01/2035	6,903	7,310
2.336% due 11/01/2025	258	274
2.339% due 11/01/2024 - 05/01/2033	495	517
2.340% due 08/01/2027 - 04/01/2034	761	808
2.343% due 10/01/2024	51	52
2.344% due 12/01/2022 - 05/01/2025	107	111
2.345% due 07/01/2026 - 05/01/2036	1,373	1,461
2.350% due 02/01/2027	117	121
2.355% due 08/01/2035	1,491	1,591
2.356% due 01/01/2026	44	45
2.359% due 03/01/2034	2,796	2,960
2.361% due 09/01/2037	43	45
2.365% due 01/01/2037	127	136
2.367% due 07/01/2034 - 08/01/2035	434	460
2.368% due 05/01/2030 - 04/01/2034	25	25
2.373% due 03/01/2035	14	15
2.376% due 08/01/2026	47	49
2.379% due 09/01/2035	96	102
2.385% due 08/01/2033 - 05/01/2035	4,163	4,441

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.387% due 07/01/2035	$28	$29
2.390% due 07/01/2021 - 09/01/2029	26	27
2.393% due 09/01/2033	56	60
2.397% due 08/01/2035	3,133	3,339
2.402% due 02/01/2028 - 09/01/2033	42	43
2.409% due 05/01/2035 - 02/01/2036	124	133
2.410% due 03/01/2036	175	187
2.420% due 02/01/2019 - 10/01/2024	54	56
2.426% due 12/01/2025	174	180
2.430% due 09/01/2024	73	73
2.435% due 06/01/2034 - 07/01/2035	1,703	1,800
2.438% due 01/01/2035	763	811
2.441% due 05/01/2026	23	24
2.445% due 04/01/2027	18	19
2.450% due 06/01/2024	7	7
2.452% due 10/01/2035	407	434
2.453% due 06/01/2035	3,612	3,853
2.459% due 04/01/2024	128	131
2.460% due 07/01/2035	62	65
2.463% due 06/01/2035	57	61
2.468% due 05/01/2035	1,383	1,471
2.470% due 07/01/2026	7	7
2.472% due 09/01/2037	3	3
2.474% due 09/01/2035	1,183	1,252
2.475% due 05/01/2022	2	2
2.482% due 01/01/2037	15	15
2.484% due 06/01/2025	204	213
2.490% due 08/01/2035	300	319
2.491% due 07/01/2020	23	24
2.494% due 09/01/2019	198	207
2.500% due 02/01/2024 - 06/01/2030	59	60
2.504% due 09/01/2035 - 01/01/2036	653	693
2.505% due 03/01/2036	174	186
2.508% due 06/01/2035 - 08/01/2035	2,134	2,279
2.519% due 08/01/2035	115	118
2.521% due 07/01/2017	132	132
2.526% due 07/01/2034	1,690	1,803
2.533% due 08/01/2023	17	17
2.535% due 05/01/2030	5	6
2.538% due 09/01/2017 - 02/01/2028	202	212
2.540% due 08/01/2035	29	30
2.547% due 07/01/2035	1,321	1,404
2.550% due 08/01/2031	98	100
2.552% due 11/01/2034	1,803	1,923
2.565% due 11/01/2025	46	47
2.575% due 10/01/2027	31	31
2.611% due 08/01/2027	58	60
2.621% due 12/01/2027	126	131
2.625% due 10/01/2023 - 04/01/2035	1,374	1,460
2.633% due 12/01/2030	10	10
2.657% due 10/01/2026	7	7
2.662% due 07/01/2035 - 08/01/2035	967	1,024
2.663% due 06/01/2033	70	75
2.680% due 02/01/2022 - 06/01/2022	5,405	5,536
2.683% due 06/01/2035	480	513
2.725% due 12/01/2026	9	9
2.750% due 01/01/2018 - 09/01/2022	11,476	11,940
2.752% due 05/01/2035	30	33
2.790% due 07/01/2022	4,256	4,422
2.800% due 03/01/2018 - 08/01/2022	12,258	12,717
2.825% due 02/01/2020	11	11
2.829% due 03/01/2023	77	78
2.830% due 07/01/2022	3,584	3,732
2.833% due 09/01/2035	472	500
2.847% due 04/01/2026	11	11
2.850% due 06/01/2022	98	103
2.870% due 03/01/2022 - 09/01/2027	147,322	148,179
2.920% due 03/01/2022	3,902	4,092
2.936% due 02/01/2021	14	14
2.955% due 05/01/2023	96	98
2.960% due 05/01/2022 - 07/01/2022	6,843	7,173
2.961% due 12/01/2017	88	89
2.977% due 08/01/2022	190	198
3.000% due 01/01/2022 - 11/01/2045	3,801,041	3,882,127

6	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.025% due 11/01/2022	$8	$8
3.040% due 04/01/2022	3,048	3,217
3.044% due 05/01/2022	8,539	9,001
3.085% due 04/01/2018	38	38
3.156% due 05/01/2022	579	611
3.263% due 10/01/2027	85	86
3.312% due 02/01/2033	1	1
3.330% due 11/01/2021	15,765	16,682
3.345% due 09/01/2021	2	2
3.375% due 03/01/2023	51	51
3.380% due 11/01/2021	1,030	1,117
3.405% due 02/01/2021	15	16
3.414% due 10/01/2020	378	406
3.420% due 11/01/2021	5,266	5,625
3.434% due 03/01/2022	64,957	69,555
3.445% due 07/01/2024	22	22
3.500% due 10/01/2018 - 11/01/2045	11,630,224	12,146,034
3.570% due 11/01/2021	2,733	2,941
3.600% due 11/01/2035	483	498
3.619% due 12/01/2020	278	300
3.624% due 10/01/2035	347	368
3.697% due 08/01/2027	198	205
3.774% due 09/01/2028	31	33
3.830% due 07/01/2021	295	321
3.840% due 05/01/2018	350	373
3.956% due 02/25/2033	999	1,022
3.980% due 07/01/2021	45,500	50,482
4.000% due 03/01/2019 - 11/01/2045	12,587,625	13,417,500
4.167% due 09/01/2035	219	230
4.222% due 10/01/2035	314	333
4.295% due 11/01/2021	24	24
4.320% due 12/01/2036	296	315
4.380% due 06/01/2021	529	586
4.437% due 02/01/2028	9	10
4.500% due 11/01/2016 - 11/01/2045	4,911,650	5,325,139
4.528% due 09/01/2034	256	274
4.661% due 03/01/2023	199	206
4.760% due 12/01/2035	415	441
4.848% due 09/01/2035	8	8
5.000% due 05/11/2017 (m)	107,901	115,488
5.000% due 06/01/2018 - 11/01/2045	220,884	243,522
5.030% due 05/01/2024	2,117	2,506
5.091% due 04/01/2036	1	1
5.093% due 06/01/2029	18	18
5.100% due 11/01/2035	1,015	1,082
5.126% due 12/01/2035	290	302
5.181% due 11/01/2035	420	438
5.198% due 02/01/2016	45	45
5.216% due 10/01/2035	45	46
5.259% due 10/01/2035	583	623
5.335% due 10/01/2035 - 11/01/2035	159	168
5.351% due 12/01/2035	42	44
5.369% due 11/01/2035	682	723
5.370% due 08/25/2043	26	26
5.379% due 01/01/2036	339	357
5.500% due 09/01/2017 - 10/01/2045	590,882	658,583
5.514% due 03/01/2036	417	444
5.689% due 06/01/2036	89	90
5.750% due 12/20/2027 - 08/25/2034	1,382	1,562
5.763% due 12/25/2042	12,755	14,617
5.773% due 03/01/2036	337	356
5.776% due 02/01/2036	508	543
5.782% due 03/01/2036	501	530
5.790% due 10/01/2017	357	386
5.876% due 02/25/2037 (a)	48	8
5.906% due 06/25/2037 - 08/25/2043 (a)	45,195	10,476
5.956% due 12/25/2042 (a)	9,395	1,300
6.000% due 01/01/2016 - 10/01/2045	1,111,923	1,258,906
6.006% due 03/25/2039 (a)	48,772	5,225
6.047% due 09/01/2036	2	2

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.056% due 05/25/2037 - 01/25/2040 (a)	$2,853	$533
6.106% due 08/25/2042 (a)	38,878	9,094
6.160% due 08/01/2017	135	142
6.250% due 07/01/2024 - 02/25/2029	457	508
6.290% due 02/25/2029	80	87
6.300% due 10/17/2038	1,114	1,174
6.306% due 02/25/2037 (a)	63	11
6.356% due 07/25/2036 (a)	1,394	272
6.377% due 10/25/2042	11,181	13,075
6.406% due 12/25/2036 - 06/25/2037 (a)	1,210	217
6.446% due 12/25/2036 (a)	484	92
6.456% due 07/25/2037 (a)	991	150
6.500% due 02/01/2017 - 02/25/2047	37,045	41,834
6.566% due 05/25/2037 (a)	105	22
6.750% due 10/25/2023	87	98
6.900% due 05/25/2023	11	12
6.907% due 08/25/2037	85	93
7.000% due 03/01/2016 - 01/25/2048	5,536	6,203
7.306% due 09/25/2038 (a)	698	77
7.375% due 05/25/2022	260	296
7.500% due 07/01/2016 - 07/25/2041	1,989	2,168
7.585% due 03/25/2039	6	6
7.750% due 01/25/2022	192	205
7.780% due 01/01/2018	1,711	1,761
7.800% due 10/25/2022 - 06/25/2026	66	75
8.000% due 12/25/2016 - 08/01/2032	5,891	7,069
8.000% due 08/18/2027 (a)	3	0
8.060% due 04/01/2030	1,450	1,777
8.490% due 06/01/2025	648	706
8.500% due 06/01/2017 - 07/01/2037	1,464	1,698
8.500% due 01/25/2018 (a)	1	0
8.750% due 01/25/2021	38	41
9.000% due 04/01/2017 - 11/01/2025	380	426
9.000% due 06/25/2022 (a)	12	3
9.105% due 09/25/2028	26	27
9.210% due 10/25/2043	70,056	84,773
9.250% due 04/25/2018	3	3
9.300% due 05/25/2018 - 08/25/2019	7	7
9.500% due 01/01/2018 - 03/01/2026	171	185
9.698% due 11/25/2040	1	1
10.000% due 08/01/2017 - 05/01/2022	24	24
11.000% due 11/25/2017 - 11/01/2020	1	1
903.213% due 08/25/2021 (a)	0	1
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	6,796	6,780
2.980% due 12/06/2020	3,132	3,206
Federal Home Loan Bank
5.460% due 11/27/2015	24	24
Federal Housing Administration
1.000% due 08/01/2020	169	169
6.896% due 07/01/2020	2,245	2,132
7.110% due 05/01/2019	246	245
7.315% due 08/01/2019	1,651	1,647
7.350% due 04/01/2019	7	7
7.375% due 02/01/2018	47	47
7.430% due 10/01/2018 - 05/01/2024	1,693	1,682
7.450% due 05/01/2021	1,269	1,267
7.460% due 01/01/2023	12	12
7.465% due 11/01/2019	481	480
Freddie Mac
0.200% due 09/25/2043 (a)	1,079,835	7,835
0.234% due 12/25/2036	5,149	5,135
0.447% due 05/15/2036	3	3
0.454% due 08/25/2031	325	318
0.457% due 07/15/2034	217	218

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.507% due 02/15/2037	$4	$4
0.547% due 02/15/2037	31	31
0.557% due 12/15/2029	55	55
0.607% due 06/15/2018 - 05/15/2041	4,709	4,732
0.657% due 06/15/2023 - 12/15/2031	84	84
0.707% due 06/15/2030 - 12/15/2032	106	106
0.757% due 01/15/2042	136	137
0.787% due 05/15/2032 - 07/15/2037	6,071	6,161
0.877% due 08/15/2037	6,571	6,668
0.917% due 10/15/2037	3,093	3,138
0.927% due 05/15/2037	1,959	2,002
0.937% due 05/15/2040	43	44
0.957% due 08/15/2036	62	64
1.057% due 11/15/2039	81	82
1.194% due 05/25/2043	6,444	6,615
1.207% due 02/15/2021	6	6
1.250% due 08/01/2019	280,240	280,407
1.250% due 10/02/2019 (m)	341,110	340,572
1.360% due 10/25/2023	71	70
1.383% due 02/25/2045	19,488	20,218
1.583% due 07/25/2044	3,290	3,379
1.678% due 12/25/2018 (a)	284,919	12,179
1.680% due 01/01/2022	17	17
1.750% due 04/01/2017 - 06/01/2017	1	1
1.788% due 12/01/2026	224	232
1.805% due 06/25/2020 (a)	18,232	1,066
1.823% due 10/01/2023	25	25
1.846% due 05/01/2037	325	341
1.858% due 03/01/2024	47	47
1.875% due 12/01/2016	8	8
1.890% due 10/25/2023	354	367
1.971% due 02/01/2037	19	20
1.972% due 03/01/2035	600	638
2.000% due 09/01/2018 - 06/01/2022	9	9
2.009% due 05/01/2023	49	50
2.068% due 09/01/2035	59	62
2.124% due 04/01/2036	571	604
2.125% due 02/01/2018	2	2
2.140% due 05/01/2020	11	11
2.164% due 10/01/2022	21	22
2.183% due 01/01/2036	3	3
2.191% due 10/01/2035	359	380
2.208% due 09/01/2035	23	24
2.231% due 10/01/2035	5,731	6,093
2.234% due 07/01/2023	23	24
2.237% due 05/01/2035	8,839	9,345
2.242% due 10/01/2035	7,900	8,347
2.250% due 01/01/2019 - 02/01/2038	33	33
2.252% due 11/01/2023	65	67
2.262% due 09/01/2023	86	87
2.265% due 11/01/2026	145	149
2.274% due 06/01/2033	147	157
2.298% due 07/01/2024	20	20
2.300% due 09/01/2035	3,347	3,555
2.306% due 01/01/2037	134	143
2.312% due 07/01/2020	56	58
2.315% due 12/01/2022	2	3
2.323% due 10/25/2018	15	15
2.333% due 06/01/2021	73	75
2.337% due 02/01/2036	251	266
2.340% due 03/01/2035	10	11
2.343% due 09/01/2028	1	1
2.345% due 08/01/2035	367	389
2.347% due 07/01/2032	1	1
2.360% due 07/01/2022	51	51
2.362% due 11/01/2035	7,021	7,476
2.363% due 03/01/2036	96	102
2.365% due 10/01/2023 - 11/01/2023	113	116
2.371% due 10/01/2026	119	125
2.373% due 04/01/2024 - 01/01/2034	2,358	2,515

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.375% due 01/13/2022 - 10/01/2035	$57	$58
2.377% due 10/01/2035 - 11/01/2035	11,259	12,020
2.384% due 04/01/2029 - 10/01/2035	10,255	10,890
2.388% due 07/01/2025	134	139
2.390% due 04/01/2025	4	4
2.393% due 06/01/2037	21	22
2.395% due 02/01/2037	13	14
2.396% due 06/01/2024	143	151
2.401% due 05/01/2037	70	74
2.404% due 04/01/2025	37	37
2.415% due 04/01/2036	5	5
2.416% due 07/01/2023	48	48
2.418% due 11/01/2028	253	262
2.419% due 04/01/2025	1	1
2.426% due 10/01/2023	105	109
2.428% due 06/01/2022	157	164
2.429% due 12/01/2037	71	74
2.435% due 06/01/2035	17,172	18,261
2.441% due 10/01/2024 - 02/01/2025	37	38
2.445% due 06/01/2022 - 08/01/2023	80	83
2.446% due 08/01/2023	381	394
2.462% due 05/01/2021	272	283
2.464% due 05/01/2027	8	8
2.469% due 08/01/2035	31	33
2.472% due 09/01/2037	11	12
2.474% due 08/01/2035	18	18
2.478% due 08/01/2023	168	174
2.480% due 09/01/2023	12	12
2.481% due 10/01/2023	34	34
2.486% due 09/01/2035	140	149
2.487% due 05/01/2023	21	22
2.488% due 05/01/2022	6	6
2.490% due 08/01/2023 - 09/01/2023	45	46
2.495% due 05/01/2037	41	44
2.499% due 08/01/2035	13,249	14,125
2.500% due 05/01/2023 - 08/01/2035	344	357
2.504% due 07/01/2035	3,634	3,855
2.509% due 05/01/2036	256	273
2.514% due 03/01/2022	162	167
2.516% due 05/01/2023	28	29
2.519% due 07/01/2036	4	5
2.523% due 09/01/2023	225	238
2.527% due 01/01/2028	13	13
2.530% due 01/01/2019 - 07/01/2033	25	25
2.532% due 10/01/2024	12	12
2.547% due 12/01/2018	18	19
2.550% due 01/01/2024	7	7
2.553% due 02/01/2026	265	276
2.606% due 07/01/2035	4,158	4,434
2.607% due 07/01/2027	10	11
2.615% due 06/01/2020	8	8
2.619% due 09/01/2023	181	186
2.624% due 11/01/2034	265	282
2.630% due 10/01/2023	52	53
2.643% due 07/01/2032	43	45
2.658% due 07/01/2030	458	481
2.670% due 06/01/2030	289	302
2.671% due 10/01/2020	3	3
2.754% due 08/01/2023	26	27
2.762% due 01/01/2021	8	8
2.780% due 10/01/2020	13	13
2.827% due 03/01/2021	106	109
2.861% due 01/25/2036	3,042	3,181
2.946% due 08/15/2032	1,711	1,790
2.948% due 07/01/2019	52	53
2.959% due 05/01/2018	25	25
2.972% due 05/01/2020	4	4
3.000% due 03/01/2027	33	35
3.000% due 08/15/2027 (a)	19,885	1,883
3.026% due 07/01/2019	1	1
3.049% due 05/01/2018	43	43

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.156% due 04/01/2029	$14	$15
3.199% due 12/01/2035	221	232
3.200% due 01/01/2019	1	1
3.415% due 05/01/2018	18	18
3.500% due 09/01/2018 - 11/01/2045	1,128,267	1,171,846
3.750% due 03/27/2019	142,200	154,853
4.000% due 09/15/2018 - 11/01/2045	431,729	459,571
4.019% due 01/25/2047	100	104
4.500% due 03/01/2018 - 11/01/2045	1,088,093	1,178,450
5.000% due 10/01/2016 - 07/01/2040	27,942	30,272
5.231% due 10/01/2035	168	174
5.323% due 11/01/2035	243	251
5.500% due 09/01/2017 - 07/01/2047	90,958	100,981
5.536% due 03/01/2036	229	237
5.793% due 06/15/2042 - 08/15/2042 (a)	69,928	13,558
5.862% due 04/01/2036	312	322
5.950% due 06/15/2028	18,338	20,217
6.000% due 02/01/2016 - 10/15/2036	55,653	62,689
6.043% due 02/15/2038 (a)	684	126
6.093% due 05/15/2039 (a)	723	133
6.243% due 03/15/2037 (a)	373	69
6.250% due 12/15/2028	294	332
6.293% due 08/15/2036 (a)	304	62
6.303% due 12/15/2041 (a)	29,745	4,326
6.373% due 09/15/2036 (a)	420	84
6.443% due 11/15/2036 (a)	16,225	2,950
6.500% due 01/01/2016 - 10/25/2043	82,343	94,072
6.950% due 07/15/2021 - 08/15/2021	25	27
7.000% due 03/01/2017 - 10/25/2043	15,580	18,066
7.000% due 09/15/2023 (a)	6	1
7.400% due 02/01/2021	80	80
7.500% due 02/01/2016 - 11/01/2037	5,387	6,234
7.645% due 05/01/2025	5,552	5,941
7.800% due 09/15/2020	1	1
8.000% due 08/01/2016 - 06/01/2030	858	972
8.250% due 06/15/2022	56	63
8.500% due 12/01/2016 - 06/01/2030	496	552
8.750% due 12/15/2020	25	28
8.780% due 11/15/2033	986	1,136
8.900% due 11/15/2020	99	108
9.000% due 08/01/2016 - 07/01/2030	176	195
9.000% due 05/01/2022 (a)	1	0
9.190% due 09/15/2043 - 12/15/2043	38,895	47,072
9.250% due 07/01/2017	1	1
9.500% due 09/01/2016 - 12/01/2022	90	96
10.000% due 06/01/2017 - 03/01/2021	5	5
10.500% due 10/01/2017 - 01/01/2021	3	3
11.000% due 07/25/2018 - 05/01/2020	0	1
11.460% due 09/15/2041	12	13
12.580% due 02/15/2041	6	7
12.810% due 03/15/2044	10,355	10,708
20.079% due 05/15/2033	413	617
37.401% due 08/15/2037	1,145	2,152
Ginnie Mae
0.609% due 06/16/2031 - 03/16/2032	197	197
0.652% due 06/20/2065	50,146	50,009
0.659% due 11/16/2029	25	25
0.668% due 09/20/2065	40,835	40,688
0.709% due 02/16/2030 - 04/16/2032	865	870

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.759% due 12/16/2025	$34	$34
0.772% due 06/20/2065	7,499	7,488
0.809% due 02/16/2030	769	780
0.812% due 08/20/2065	50,739	50,588
0.859% due 02/16/2030	346	352
1.147% due 11/16/2043 (a)	130,380	6,969
1.166% due 03/20/2031	53	54
1.229% due 02/20/2060	40,873	41,455
1.625% due 07/20/2017 - 07/20/2034	21,095	21,914
1.750% due 02/20/2017 - 04/20/2041	31,128	32,178
2.000% due 05/20/2017 - 08/20/2030	7,655	7,935
2.250% due 01/20/2025	9	10
2.500% due 06/20/2021 - 07/15/2043	571	571
3.000% due 12/20/2018 - 10/01/2045	11,109	11,343
3.500% due 12/20/2017 - 12/01/2045	895,986	937,840
3.950% due 07/15/2025	96	103
4.000% due 12/20/2015 - 11/01/2045	792,543	844,311
4.000% due 02/20/2044 (a)	96,891	11,472
4.500% due 11/16/2028 - 08/15/2033	1,657	1,786
4.750% due 07/20/2035	2,362	2,593
5.000% due 07/15/2033 - 10/01/2045	28,978	32,076
5.500% due 05/20/2017 - 03/16/2034	1,815	2,120
5.534% due 03/20/2040 (a)	42,505	6,485
5.884% due 07/20/2041 (a)	40,061	5,370
5.984% due 06/20/2043 (a)	57,692	7,642
6.000% due 05/15/2016 - 12/20/2041	12,538	14,289
6.250% due 03/16/2029	203	233
6.391% due 07/16/2031 - 08/16/2033 (a)	1,436	339
6.500% due 11/15/2023 - 09/20/2038	14,015	16,003
6.750% due 10/16/2040	1,827	2,023
7.000% due 12/15/2022 - 10/15/2034	1,913	2,176
7.500% due 11/20/2017 - 02/15/2035	402	471
7.750% due 08/20/2025 - 12/15/2040	1,462	1,468
8.000% due 01/15/2017 - 10/20/2031	501	567
8.250% due 04/15/2020	16	17
8.300% due 06/15/2019	5	5
8.500% due 07/15/2016 - 04/15/2031	334	375
9.000% due 04/20/2016 - 01/15/2031	282	301
9.500% due 09/15/2016 - 12/15/2026	103	108
10.000% due 02/20/2016 - 02/15/2025	47	49
10.250% due 02/20/2019	4	4
10.500% due 12/15/2015 - 09/15/2021	14	12
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	2,258	2,260
Small Business Administration
0.875% due 05/25/2021	34	34
1.000% due 03/25/2025 - 07/25/2025	26	26
1.100% due 01/25/2019	34	34
4.190% due 03/01/2030	14,480	15,729
4.340% due 03/01/2024	59	63
4.350% due 07/01/2023	151	160
4.580% due 03/01/2018	98	101
4.625% due 02/01/2025	389	416
4.770% due 04/01/2024	253	271
4.840% due 02/01/2023 - 05/01/2025	6,093	6,550
4.870% due 12/01/2024	475	511

8	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.890% due 12/01/2023	$271	$294
4.930% due 01/01/2024	561	609
4.950% due 03/01/2025	503	546
5.110% due 05/01/2017 - 08/01/2025	203	219
5.120% due 11/01/2017	30	30
5.130% due 09/01/2023	1,253	1,371
5.190% due 01/01/2017 - 07/01/2024	88	94
5.200% due 11/01/2015	10	10
5.230% due 11/01/2016	26	26
5.240% due 08/01/2023	130	143
5.310% due 05/01/2027	161	179
5.320% due 04/01/2027	202	224
5.340% due 11/01/2021	1,045	1,123
5.370% due 09/01/2016	24	25
5.471% due 03/10/2018	141	152
5.520% due 06/01/2024	1,656	1,822
5.680% due 05/01/2016	9	9
5.725% due 09/10/2018	2,072	2,166
5.780% due 08/01/2027	34	38
5.820% due 07/01/2027	1,320	1,491
5.870% due 07/01/2028	344	390
5.902% due 02/10/2018	1,233	1,319
6.020% due 08/01/2028	336	385
6.070% due 07/01/2026	408	462
6.340% due 03/01/2021	839	917
6.440% due 02/01/2021	270	296
6.700% due 12/01/2016	248	254
6.900% due 12/01/2020	342	368
6.950% due 11/01/2016	47	48
7.060% due 11/01/2019	200	216
7.150% due 03/01/2017	76	78
7.190% due 12/01/2019	87	94
7.200% due 10/01/2019	131	141
7.220% due 11/01/2020	109	118
7.500% due 04/01/2017	46	48
7.630% due 06/01/2020	431	465
7.700% due 07/01/2016	15	16
Vendee Mortgage Trust
0.397% due 06/15/2023 (a)	7,481	73
6.436% due 01/15/2030	1,029	1,180
6.500% due 09/15/2024	5,908	6,646

Total U.S. Government Agencies (Cost $44,076,407)		44,382,547

U.S. TREASURY OBLIGATIONS 42.9%
U.S. Treasury Bonds
2.250% due 11/15/2024 (k)(m)	4,055,466	4,133,590
2.375% due 08/15/2024	405,850	418,218
2.500% due 05/15/2024 (m)	288,300	300,476
2.625% due 08/15/2020 (m)(o)	2,445	2,588
2.750% due 08/15/2042	1,090,400	1,064,375
2.750% due 11/15/2042	1,505,800	1,467,645
2.875% due 05/15/2043	37,940	37,846
2.875% due 08/15/2045 (k)	1,471,000	1,471,459
3.000% due 05/15/2042 (m)	1,114,600	1,144,381
3.000% due 11/15/2044 (m)	2,266,716	2,316,890
3.000% due 05/15/2045 (k)	25,000	25,609
3.125% due 02/15/2042	443,000	466,592
3.125% due 02/15/2043	268,800	281,722
3.125% due 08/15/2044	4,690,657	4,912,975
3.375% due 05/15/2044	886,925	974,162
3.625% due 02/15/2044	18,013	20,728
4.250% due 05/15/2039	291,000	367,077
4.375% due 11/15/2039	526,400	675,875
4.375% due 05/15/2040	265,600	341,185
4.500% due 02/15/2036	65	85
4.500% due 05/15/2038	65,000	85,104
4.500% due 08/15/2039	146,400	191,145
4.625% due 02/15/2040	366,400	487,286
6.000% due 02/15/2026	318	435
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2017 (m)	167,591	167,044
0.125% due 04/15/2020 (m)	411,105	408,883
0.125% due 01/15/2022	1,685,160	1,644,787
0.125% due 07/15/2022 (m)	1,274,743	1,245,090

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.125% due 01/15/2023	$24,948	$24,092
0.125% due 07/15/2024	32,717	31,273
0.250% due 01/15/2025	73,276	70,348
0.375% due 07/15/2023	26,165	25,755
0.375% due 07/15/2025 (k)	86,850	84,728
0.625% due 07/15/2021 (m)	775,107	786,935
0.625% due 02/15/2043	45,570	38,519
0.750% due 02/15/2042	46,155	40,531
0.750% due 02/15/2045	425,082	369,868
1.375% due 02/15/2044	18,125	18,445
1.750% due 01/15/2028	1,927,593	2,134,948
2.000% due 01/15/2026	2,385,241	2,681,034
2.375% due 01/15/2017 (m)	191,359	196,547
2.375% due 01/15/2025	1,769,971	2,040,042
2.375% due 01/15/2027	2,616,176	3,067,689
2.500% due 01/15/2029	1,395,992	1,678,017
3.625% due 04/15/2028	144,603	192,018
3.875% due 04/15/2029	378,649	523,004
U.S. Treasury Notes
0.375% due 01/15/2016 (m)	7,421	7,428
0.375% due 01/31/2016 (m)	17,604	17,622
0.375% due 04/30/2016 (o)	152	152
0.375% due 05/31/2016 (m)	3,638	3,641
0.500% due 09/30/2016 (m)(o)	260,000	260,293
0.500% due 01/31/2017 (m)	3,329	3,331
0.500% due 04/30/2017 (m)	1,196	1,195
0.625% due 07/15/2016 (m)	2,259	2,265
0.625% due 12/31/2016 (m)	4,534	4,544
0.750% due 06/30/2017 (o)	321	322
0.750% due 10/31/2017 (o)	216	216
0.750% due 12/31/2017 (o)	249	249
0.750% due 03/31/2018 (o)	165	165
0.875% due 01/31/2017 (m)	1,729	1,738
0.875% due 02/28/2017 (o)	197	198
0.875% due 04/30/2017 (o)	45	45
0.875% due 07/15/2017 (o)	170	171
0.875% due 10/15/2017 (o)	73	73
0.875% due 01/31/2018 (o)	214	215
1.000% due 09/15/2017 (o)	42	42
1.000% due 12/15/2017 (m)	2,150	2,164
1.375% due 07/31/2018 (m)	717	727
1.375% due 03/31/2020 (m)(o)	72,068	72,315
1.375% due 04/30/2020 (m)(o)	92,100	92,369
1.375% due 05/31/2020 (o)	25	25
1.500% due 08/31/2018 (m)	2,440	2,482
1.500% due 12/31/2018 (o)	15	15
1.500% due 10/31/2019 (o)	1,120	1,133
1.500% due 11/30/2019 (m)	1,544	1,561
1.500% due 05/31/2020 (m)(o)	21,000	21,190
1.500% due 01/31/2022 (m)(o)	101,400	100,322
1.625% due 07/31/2019 (m)	1,310	1,333
1.625% due 12/31/2019 (o)	98	100
1.625% due 06/30/2020 (m)(o)	45,400	45,988
1.750% due 09/30/2019 (m)(o)	815	832
1.750% due 04/30/2022 (m)	97,600	97,833
1.750% due 09/30/2022	531,200	531,117
2.000% due 08/31/2021 (o)	300	307
2.000% due 10/31/2021 (m)	56,900	58,102
2.000% due 07/31/2022	429,200	436,689
2.125% due 01/31/2021 (m)	781	806
2.125% due 09/30/2021 (m)	725	746
2.375% due 05/31/2018 (o)	239	249
2.625% due 02/29/2016 (m)	1,478	1,493
2.750% due 02/15/2024 (m)(o)	317,675	337,794

Total U.S. Treasury Obligations (Cost $41,479,647)		40,768,642

MORTGAGE-BACKED SECURITIES 10.2%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	2,507	2,570

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Adjustable Rate Mortgage Trust
0.314% due 08/25/2036		$8,047	$5,038
0.734% due 11/25/2035		36	30
1.344% due 03/25/2035		7,857	6,787
2.512% due 09/25/2035		3,541	2,760
2.550% due 07/25/2035		1,968	1,815
2.643% due 03/25/2035		4,480	4,292
2.695% due 11/25/2035		7,101	6,533
2.697% due 10/25/2035 ^		10,777	9,792
2.747% due 01/25/2036		3,442	3,024
2.749% due 08/25/2035		4,065	3,991
2.763% due 09/25/2035		433	382
2.809% due 11/25/2035 ^		771	661
3.022% due 07/25/2035		4,897	4,685
3.048% due 03/25/2036 ^		345	273
4.192% due 01/25/2036 ^		7,918	7,050
American Home Mortgage Assets Trust
0.314% due 10/25/2046		19,581	13,597
0.384% due 05/25/2046 ^		28,716	21,159
2.545% due 11/25/2035 ^		11,827	9,883
American Home Mortgage Investment Trust
0.494% due 02/25/2045		1,378	1,382
2.034% due 09/25/2045		5,006	4,866
2.160% due 09/25/2035		197	196
2.284% due 12/25/2035		2,668	1,848
2.284% due 11/25/2045 ^		9,415	7,339
2.314% due 10/25/2034		11,234	11,249
2.343% due 02/25/2044		54	53
2.534% due 02/25/2045		8,810	8,962
Arkle Master Issuer PLC
1.476% due 05/17/2060	EUR	133	149
2.021% due 05/17/2060		$20,233	20,279
Arran Residential Mortgages Funding PLC
1.376% due 05/16/2047	EUR	89,726	100,411
Banc of America Alternative Loan Trust
0.594% due 05/25/2035 ^		$1,103	848
5.000% due 08/25/2019		408	420
5.500% due 06/25/2037 ^		1,803	1,298
6.000% due 03/25/2034		4,067	4,278
6.000% due 11/25/2035 ^		1,738	1,641
6.000% due 07/25/2046 ^		2,794	2,316
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		9,200	9,249
5.414% due 09/10/2047		15,229	15,537
5.451% due 01/15/2049		4,777	4,990
5.784% due 04/10/2049		9,454	9,820
5.889% due 07/10/2044		546	555
Banc of America Funding Ltd.
0.419% due 11/03/2041		16,326	16,121
Banc of America Funding Trust
0.299% due 04/25/2037		467	347
0.406% due 10/20/2036		21,957	17,169
0.406% due 10/20/2046 ^		3,987	3,160
0.409% due 04/25/2037 ^		4,184	3,017
0.426% due 04/20/2047 ^		7,343	5,783
0.456% due 04/20/2035		1,308	1,278
0.506% due 05/20/2035 ^		1,259	881
0.516% due 02/20/2035		1,301	1,242
0.599% due 05/25/2037 ^		7,222	5,335
2.525% due 02/20/2036		1,587	1,298
2.622% due 03/20/2036		1,064	983
2.662% due 11/20/2035 ^		2,330	2,079
2.746% due 09/20/2034		464	462
2.754% due 03/20/2035		1,145	1,143
2.914% due 01/20/2047 ^		155	132
2.946% due 11/20/2034		6,498	6,271
2.985% due 09/20/2047 ^		8,836	6,634
3.000% due 10/20/2046 ^		2,883	2,184
4.750% due 10/25/2018		5	5
5.195% due 04/20/2036 ^		5,383	4,684
5.281% due 09/20/2046 ^		4,868	4,042
5.356% due 10/20/2046 ^		4,505	3,695
5.399% due 05/20/2036 ^		2,733	2,521
5.500% due 09/25/2034		7,679	7,685
5.730% due 03/20/2036		399	361
5.750% due 09/25/2036		3,488	3,550
5.753% due 10/25/2036 ^		1,049	870
5.837% due 01/25/2037 ^		913	767
5.888% due 04/25/2037 ^		2,930	2,652
6.000% due 09/25/2036		5,353	5,194
6.000% due 09/25/2036 ^		505	457

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Banc of America Mortgage Trust
0.894% due 11/25/2035 ^	$300	$262
2.314% due 11/25/2034	1,162	1,113
2.628% due 11/25/2034	2,033	2,035
2.646% due 02/25/2035	2,501	2,467
2.676% due 07/25/2034	205	210
2.681% due 01/25/2036	4,820	4,144
2.688% due 04/25/2034	141	143
2.715% due 11/25/2035 ^	1,327	1,232
2.729% due 05/25/2034	833	834
2.748% due 07/25/2035	2,443	2,333
2.789% due 05/25/2033	1,330	1,348
2.791% due 07/25/2035 ^	1,936	1,805
2.797% due 09/25/2033	1,204	1,201
2.813% due 08/25/2035 ^	11,147	10,230
2.825% due 06/25/2033	449	453
2.964% due 02/25/2035	1,271	1,251
3.030% due 07/25/2035	1,038	1,015
3.078% due 11/25/2034	2,095	1,986
3.549% due 07/20/2032	517	527
5.500% due 12/25/2020	581	595
5.500% due 11/25/2035 ^	374	358
5.500% due 05/25/2037 ^	828	625
6.000% due 10/25/2036 ^	5,511	4,690
6.000% due 07/25/2046 ^	2,130	2,002
6.500% due 10/25/2031	46	49
6.500% due 09/25/2033	2,283	2,311
Banc of America Re-REMIC Trust
5.664% due 06/24/2050	30,741	31,639
5.675% due 02/17/2051	80,620	83,309
6.145% due 02/15/2051	37,694	38,621
Bayview Commercial Asset Trust
0.624% due 08/25/2034	400	382
BCAP LLC Trust
0.321% due 02/28/2037	19,314	16,636
0.337% due 09/28/2036	41,483	32,900
0.339% due 11/26/2036	6,188	5,537
0.347% due 01/28/2037	16,654	16,119
0.356% due 04/28/2036	16,343	15,518
0.357% due 12/28/2036	19,843	17,074
0.359% due 11/26/2036	30,000	23,885
0.361% due 11/28/2036	22,237	18,548
0.369% due 08/26/2033	51,051	44,438
0.369% due 08/26/2046	3,000	2,786
0.369% due 06/28/2047	52,286	44,189
0.379% due 06/26/2037	27,178	22,641
0.381% due 07/28/2036	38,692	30,757
0.381% due 09/28/2046	19,109	16,250
0.387% due 10/28/2036	19,264	17,693
0.389% due 11/28/2046	25,222	24,424
0.403% due 07/26/2036	7,456	7,114
0.404% due 05/25/2047	164	123
0.409% due 05/26/2047	3,793	3,674
0.411% due 06/28/2037	19,750	17,100
0.414% due 05/25/2047 ^	20,508	15,607
0.441% due 07/26/2035	3,583	3,314
0.441% due 08/28/2036	23,900	20,714
0.469% due 11/28/2035	44,369	40,551
0.491% due 07/28/2035	18,657	16,255
0.498% due 11/28/2035	19,084	16,454
0.499% due 03/26/2036	34,000	29,366
0.511% due 10/28/2035	15,214	13,112
0.521% due 11/26/2035	7,292	7,059
0.521% due 01/28/2036	18,955	15,596
0.521% due 02/28/2036	26,984	21,488
0.533% due 11/26/2035	9,063	8,753
0.549% due 05/26/2036	23,503	22,698
0.579% due 01/28/2036	30,455	26,880
0.591% due 11/28/2046	22,482	19,062
0.671% due 12/28/2035	19,600	18,636
0.699% due 02/26/2031	15,545	15,355
0.719% due 11/26/2035	2,045	2,005
0.791% due 06/28/2035	22,800	21,835
0.894% due 09/28/2037	42,237	36,204
0.916% due 04/28/2047	19,288	16,913
0.923% due 01/26/2047	20,291	18,016
0.926% due 12/28/2034	15,730	15,022
0.938% due 05/28/2047	22,167	18,862
0.939% due 01/26/2036	1,651	1,636

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.978% due 12/28/2046	$25,670	$23,548
1.023% due 11/26/2046	5,424	5,240
1.129% due 01/26/2035	46,787	40,367
1.163% due 07/28/2046	30,078	27,341
1.199% due 08/26/2037	25,607	23,880
1.499% due 11/28/2035	31,458	27,208
1.673% due 10/26/2035	4,124	4,135
1.956% due 07/28/2047	75,368	66,785
2.148% due 03/28/2037	28,970	26,064
2.187% due 10/28/2046	16,523	15,088
2.271% due 01/28/2038	87,032	76,247
2.286% due 12/28/2036	16,613	15,011
2.297% due 02/28/2037	16,260	14,239
2.313% due 02/28/2036	19,171	17,519
2.322% due 03/28/2036	18,329	17,155
2.339% due 08/28/2036	20,295	17,589
2.352% due 12/28/2035	25,386	24,393
2.387% due 06/28/2036	27,179	23,923
2.420% due 08/28/2036	52,908	49,554
2.426% due 01/26/2034	2,402	2,392
2.428% due 05/28/2036	23,452	19,497
2.432% due 01/28/2036	19,489	18,014
2.469% due 05/28/2035	67,817	67,504
2.482% due 02/26/2036	8,958	9,030
2.492% due 03/28/2036	16,718	13,955
2.499% due 09/28/2035	34,756	34,231
2.519% due 02/28/2036	20,016	17,246
2.581% due 05/28/2035	99,729	95,710
2.583% due 11/28/2037	20,616	16,731
2.586% due 03/26/2037	5,452	5,334
2.599% due 04/28/2036	15,642	15,191
2.603% due 03/28/2037	34,732	30,862
2.615% due 05/28/2036	20,433	18,569
2.652% due 03/28/2036	88,325	89,282
2.653% due 10/26/2036	5,109	5,174
2.660% due 10/28/2035	24,647	24,350
2.670% due 06/26/2035	7,331	7,352
2.671% due 12/28/2036	48,575	43,523
2.676% due 05/26/2036	13,539	10,787
2.680% due 10/28/2035	20,306	19,756
2.689% due 07/26/2036	11,577	10,349
2.697% due 10/28/2035	43,674	35,696
2.699% due 09/28/2035	15,560	13,538
2.708% due 08/28/2035	35,406	35,312
2.711% due 10/28/2035	12,743	12,607
2.730% due 09/28/2035	26,787	26,863
2.739% due 07/28/2036	33,001	31,763
2.753% due 10/28/2035	65,501	65,090
2.756% due 02/28/2036	32,576	28,780
2.769% due 03/26/2037	6,654	5,353
2.772% due 10/26/2035	20,678	20,127
2.781% due 09/26/2035	22,049	20,103
2.790% due 08/26/2036	14,825	10,075
2.795% due 06/28/2047	35,122	30,371
3.188% due 10/28/2035	20,186	19,431
3.457% due 03/28/2036	17,022	17,060
3.504% due 11/28/2035	39,499	36,848
3.719% due 03/26/2036	26,137	23,611
3.749% due 11/28/2035	43,960	43,352
3.831% due 12/28/2036	19,304	17,789
3.836% due 07/28/2037	17,680	15,039
4.564% due 02/28/2036	17,900	16,454
4.847% due 07/26/2036	2,015	1,646
4.868% due 08/28/2036	204,736	202,904
5.000% due 01/26/2021	6,759	6,903
5.250% due 06/26/2036	64,096	53,825
5.250% due 04/26/2037	60,566	56,205
5.250% due 06/26/2037	6,200	6,212
5.250% due 08/26/2037	8,834	9,212
5.261% due 07/28/2036	137,068	133,961
5.345% due 03/26/2037	28,838	28,167
5.500% due 11/25/2034	8,344	7,695
5.885% due 08/28/2046	17,146	15,685
6.000% due 10/28/2036	14,153	13,226
6.000% due 02/26/2037	21,998	21,608
6.000% due 05/28/2037	33,673	32,486
6.000% due 07/28/2037	13,723	13,562
6.000% due 08/28/2037	35,697	32,888

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.229% due 02/26/2035	$17,593	$18,129
6.984% due 10/26/2037	4,785	4,540
BCRR Trust
5.858% due 07/17/2040	7,003	7,158
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036	8,595	8,548
2.459% due 04/25/2033	1,501	1,511
2.459% due 05/25/2034	12	12
2.511% due 04/25/2033	113	114
2.526% due 01/25/2034	42	40
2.551% due 01/25/2035	212	205
2.564% due 08/25/2033	26	26
2.578% due 04/25/2033	783	776
2.587% due 06/25/2035 ^	1,365	1,215
2.591% due 05/25/2033	889	895
2.595% due 02/25/2033	87	82
2.625% due 04/25/2034	65	64
2.625% due 05/25/2034	4	4
2.647% due 03/25/2035	3,819	3,719
2.656% due 08/25/2035	2,583	2,301
2.724% due 02/25/2047	5,690	4,942
2.725% due 01/25/2034	2,816	2,866
2.747% due 03/25/2035	3,441	3,320
2.752% due 01/25/2034	1,990	1,993
2.753% due 10/25/2035	8,144	8,162
2.767% due 11/25/2030	1,833	1,765
2.770% due 04/25/2034	1,879	1,867
2.770% due 11/25/2034	4,688	4,542
2.826% due 07/25/2034	792	780
2.833% due 02/25/2034	1,430	1,405
2.913% due 01/25/2035	989	968
2.916% due 07/25/2034	302	295
2.934% due 09/25/2034	2,358	2,288
4.157% due 02/25/2036	1,834	1,731
Bear Stearns ALT-A Trust
0.354% due 02/25/2034	3,391	3,112
0.394% due 02/25/2034	47	40
0.514% due 08/25/2036 ^	19,394	14,288
0.514% due 01/25/2047	6,294	4,509
0.534% due 08/25/2036	5,679	4,370
0.634% due 04/25/2035	1,773	1,718
0.674% due 02/25/2036	2,756	2,286
0.694% due 03/25/2035	459	453
0.874% due 09/25/2034	916	913
0.894% due 09/25/2034	1,966	1,918
2.112% due 10/25/2033	120	112
2.332% due 02/25/2034	131	119
2.379% due 03/25/2036	22,069	15,342
2.389% due 12/25/2033	1,865	1,895
2.399% due 01/25/2036 ^	15,471	12,688
2.428% due 04/25/2035	15	15
2.521% due 05/25/2036 ^	11,149	7,744
2.541% due 05/25/2035	264	260
2.545% due 08/25/2036 ^	6,239	3,968
2.567% due 03/25/2036	7,787	5,763
2.581% due 05/25/2035	1,070	1,060
2.584% due 08/25/2034	106	108
2.611% due 02/25/2034	3,554	3,675
2.686% due 09/25/2034	1,233	1,162
2.703% due 02/25/2036 ^	1,809	1,412
2.709% due 11/25/2036	202	147
2.784% due 11/25/2036	1,983	1,525
2.838% due 08/25/2036 ^	92	69
2.869% due 01/25/2035	3,460	2,696
2.947% due 03/25/2036 ^	12,196	9,486
4.139% due 11/25/2036 ^	8,818	6,742
4.254% due 11/25/2035 ^	7,782	5,901
4.326% due 05/25/2036 ^	11,682	8,279
5.022% due 12/25/2046 ^	1,049	766
5.212% due 07/25/2035 ^	15,677	12,934
Bear Stearns Asset-Backed Securities Trust
0.594% due 11/25/2034	2,481	2,079
5.500% due 01/25/2034	49	51
Bear Stearns Commercial Mortgage Securities Trust
5.291% due 10/12/2042	19	19
5.331% due 02/11/2044	43,130	45,038
5.405% due 12/11/2040	168	168
5.603% due 03/11/2039	15,292	15,364
5.703% due 06/11/2050	310	311

10	See Accompanying Notes

September 30, 2015

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.843% due 06/11/2040		$777	$780
5.895% due 06/11/2040		152	152
5.901% due 09/11/2038		227	230
7.000% due 05/20/2030		4,511	4,775
Bear Stearns Mortgage Securities, Inc.
2.744% due 06/25/2030		16	16
Bear Stearns Structured Products, Inc. Trust
2.543% due 01/26/2036		4,459	3,693
2.641% due 12/26/2046		3,879	2,938
Bella Vista Mortgage Trust
0.446% due 05/20/2045		38	30
Berica ABS SRL
0.285% due 12/31/2055	EUR	28,265	31,340
Chase Mortgage Finance Trust
2.432% due 12/25/2035 ^		$11,372	10,572
2.447% due 12/25/2035 ^		4,895	4,464
2.569% due 02/25/2037		676	672
2.592% due 02/25/2037		5,606	5,224
2.621% due 02/25/2037		93	92
2.622% due 03/25/2037 ^		8,459	7,140
2.643% due 02/25/2037		666	663
2.658% due 02/25/2037		58	58
2.660% due 09/25/2036 ^		133	119
2.709% due 09/25/2036 ^		1,033	893
4.904% due 03/25/2037 ^		339	318
5.500% due 12/25/2022 ^		8,248	7,337
5.500% due 03/25/2037		46	42
6.000% due 11/25/2036 ^		2,291	1,988
6.000% due 02/25/2037 ^		1,446	1,231
6.000% due 03/25/2037 ^		1,211	1,083
ChaseFlex Trust
0.344% due 06/25/2036		1,590	1,583
0.534% due 08/25/2037		13,090	9,703
0.694% due 06/25/2035		3,367	2,352
4.255% due 08/25/2037 ^		1,787	1,530
5.000% due 07/25/2037 ^		3,255	2,892
6.000% due 02/25/2037 ^		2,649	2,273
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.344% due 01/25/2036		1,666	1,520
0.374% due 05/25/2036		1,947	1,708
0.404% due 10/25/2046		3,486	3,098
0.444% due 08/25/2035		852	786
Citicorp Mortgage Securities Trust
5.500% due 08/25/2022		231	233
5.500% due 12/25/2022		87	87
5.500% due 02/25/2026		187	191
5.500% due 04/25/2037		996	999
5.750% due 09/25/2037		1,045	1,060
6.000% due 06/25/2036		5,128	5,375
6.000% due 08/25/2036		1,575	1,630
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		727	730
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		362	380
5.899% due 12/10/2049		503	504
5.973% due 03/15/2049		333	337
Citigroup Global Markets Mortgage Securities, Inc.
0.694% due 05/25/2032		87	85
7.000% due 12/25/2018		17	18
Citigroup Mortgage Loan Trust, Inc.
0.264% due 01/25/2037		786	568
0.991% due 08/25/2035 ^		4,074	3,183
2.070% due 09/25/2035		4,579	4,466
2.344% due 10/25/2046		5,953	4,874
2.420% due 09/25/2035		31,021	31,270
2.462% due 08/25/2035		6,586	4,473
2.567% due 02/25/2034		2,967	2,956
2.602% due 12/25/2035 ^		2,943	2,275
2.617% due 05/25/2035		2,556	2,500
2.622% due 07/25/2046 ^		5,499	4,823
2.769% due 03/25/2037 ^		4,552	3,715
2.812% due 07/25/2037 ^		54	51
5.353% due 04/25/2037 ^		3,818	3,364
5.500% due 11/25/2035 ^		3,254	3,127
6.408% due 11/25/2037		4,566	4,032
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		34,250	35,386
5.487% due 01/15/2046		18,586	18,603
5.488% due 01/15/2046		44,370	44,415
5.617% due 10/15/2048		2,636	2,704

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	$1,433	$1,447
6.000% due 09/25/2036	721	652
6.000% due 06/25/2037 ^	1,769	1,557
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	87	95
Commercial Mortgage Trust
5.543% due 12/11/2049	19,400	19,964
Community Program Loan Trust
4.500% due 04/01/2029	11,975	12,099
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	2,323	2,033
6.000% due 08/25/2037 ^	5,019	4,081
Countrywide Alternative Loan Trust
0.334% due 04/25/2047	12,771	10,794
0.354% due 12/25/2046 ^	5,041	5,232
0.364% due 11/25/2036	6,082	5,957
0.364% due 01/25/2037 ^	1,430	1,384
0.364% due 06/25/2046	2,145	2,186
0.374% due 05/25/2047	6,600	5,606
0.384% due 07/25/2046 ^	4,002	3,702
0.384% due 09/25/2046 ^	20,003	17,434
0.394% due 06/25/2037	12	11
0.399% due 04/25/2047	11,682	9,516
0.404% due 05/25/2035	223	186
0.406% due 09/20/2046	5,780	5,026
0.426% due 07/20/2035	90	78
0.426% due 03/20/2046	2,348	1,870
0.426% due 05/20/2046 ^	1,276	982
0.444% due 06/25/2035	5,283	4,670
0.444% due 09/25/2046 ^	881	401
0.444% due 10/25/2046 ^	185	128
0.454% due 07/25/2035	4,439	3,867
0.454% due 12/25/2035	1,529	1,394
0.454% due 07/25/2036	29,174	22,812
0.454% due 07/25/2046 ^	598	316
0.464% due 05/25/2036 ^	61	55
0.474% due 12/25/2035	37	33
0.474% due 02/25/2037	3,998	3,209
0.484% due 11/25/2035	3,579	2,947
0.524% due 09/25/2035	1,957	1,665
0.544% due 09/25/2035	2,424	2,120
0.544% due 05/25/2036 ^	5,119	3,338
0.544% due 06/25/2036 ^	2,755	1,890
0.544% due 05/25/2037 ^	311	192
0.664% due 09/25/2033	961	952
0.744% due 08/25/2034	48	44
0.744% due 10/25/2036 ^	4,956	3,482
0.774% due 06/25/2034	3,601	3,494
0.894% due 10/25/2035 ^	2,423	1,964
0.964% due 11/25/2035	532	458
0.994% due 12/25/2035 ^	3,665	3,058
1.199% due 12/25/2035	846	705
1.199% due 02/25/2036	750	681
1.294% due 02/25/2036 ^	7,581	6,239
1.299% due 08/25/2035 ^	254	184
1.599% due 08/25/2035	2,332	2,117
3.083% due 10/25/2035 ^	1,448	1,221
4.979% due 11/25/2035 ^	1,617	1,315
5.000% due 01/25/2035	13	13
5.250% due 06/25/2035 ^	1,039	960
5.500% due 07/25/2035 ^	4,865	4,315
5.500% due 11/25/2035	3,785	3,056
5.500% due 11/25/2035 ^	9,835	9,125
5.500% due 12/25/2035 ^	3,169	2,927
5.500% due 02/25/2036 ^	2,856	2,639
5.750% due 03/25/2037 ^	1,626	1,460
5.750% due 07/25/2037 ^	285	263
6.000% due 10/25/2033	497	524
6.000% due 12/25/2033	6	6
6.000% due 02/25/2034	8	8
6.000% due 03/25/2035 ^	349	288
6.000% due 04/25/2036 ^	2,010	1,749
6.000% due 05/25/2036 ^	2,035	1,744
6.000% due 06/25/2036 ^	1,880	1,666
6.000% due 08/25/2036 ^	7,320	6,757
6.000% due 11/25/2036 ^	120	106
6.000% due 02/25/2037 ^	9,912	7,968
6.000% due 02/25/2037	652	571

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 03/25/2037 ^	$3,216	$2,625
6.000% due 04/25/2037	6,080	4,909
6.000% due 05/25/2037 ^	588	457
6.000% due 08/25/2037	1,084	976
6.250% due 12/25/2033	121	127
6.250% due 11/25/2036 ^	1,014	958
6.250% due 11/25/2036	4,075	3,480
6.250% due 08/25/2037 ^	4,097	3,517
6.500% due 05/25/2036 ^	4,079	3,615
6.500% due 09/25/2036	1,808	1,639
6.500% due 08/25/2037 ^	10,302	7,204
6.500% due 09/25/2037 ^	2,474	1,962
19.267% due 07/25/2035	1,953	2,662
Countrywide Asset-Backed Certificates
0.734% due 01/25/2036	2,800	2,735
Countrywide Home Loan Mortgage Pass-Through Trust
0.424% due 05/25/2035	10,699	9,107
0.484% due 04/25/2035	14,660	12,860
0.494% due 05/25/2035	2,762	2,384
0.514% due 03/25/2035	348	290
0.524% due 02/25/2035	1,451	1,322
0.534% due 02/25/2035	309	272
0.534% due 03/25/2036	951	491
0.544% due 02/25/2036 ^	157	131
0.734% due 03/25/2035	1,062	998
0.954% due 09/25/2034	21	19
1.159% due 04/25/2046 ^	9,351	5,093
2.003% due 06/19/2031	115	105
2.125% due 07/19/2031	24	22
2.250% due 07/25/2034	2,100	2,086
2.295% due 06/20/2034	858	822
2.330% due 02/20/2036	34	30
2.387% due 07/20/2034	688	686
2.448% due 11/25/2034	7,356	6,985
2.454% due 10/19/2032	41	35
2.505% due 04/20/2036 ^	3,086	2,642
2.509% due 03/25/2037 ^	1,295	1,054
2.548% due 05/20/2036 ^	2,451	2,190
2.553% due 11/20/2034	5,666	5,604
2.564% due 02/20/2036 ^	273	247
2.583% due 04/25/2035 ^	5,010	4,550
2.584% due 04/20/2035	497	449
2.596% due 02/25/2047 ^	1,398	1,246
2.641% due 12/19/2033	70	72
2.674% due 09/25/2047 ^	3,923	3,534
2.679% due 08/25/2034 ^	2,829	2,620
2.691% due 08/25/2034 ^	4,378	3,833
2.736% due 11/25/2037	9,808	8,764
2.745% due 11/19/2033	343	336
2.766% due 08/25/2034 ^	7	6
2.766% due 08/25/2034	199	183
2.791% due 10/25/2033	3,279	3,235
2.903% due 10/20/2035	1,438	1,305
4.484% due 10/25/2035 ^	5,398	4,739
4.500% due 09/25/2035	3,345	3,264
4.810% due 02/20/2036 ^	345	304
5.000% due 09/25/2035 ^	78	75
5.500% due 01/25/2035	617	630
5.500% due 03/25/2035	2,813	2,924
5.500% due 09/25/2035 ^	8,874	8,734
5.500% due 10/25/2035 ^	6,022	5,685
5.500% due 11/25/2035 ^	2,544	2,446
5.750% due 12/25/2035 ^	4,741	4,468
5.750% due 02/25/2037 ^	2,993	2,730
5.750% due 07/25/2037	1,499	1,438
6.000% due 05/25/2036 ^	3,969	3,695
6.000% due 12/25/2036 ^	297	273
6.000% due 02/25/2037 ^	6,233	6,000
6.000% due 03/25/2037 ^	1,111	1,067
6.000% due 07/25/2037	1,731	1,585
6.000% due 08/25/2037 ^	10,247	9,104
6.000% due 09/25/2037 ^	835	814
6.250% due 09/25/2036 ^	10,109	9,273
6.250% due 02/25/2038 ^	2,937	2,654
Countrywide Home Loan Reperforming REMIC Trust
0.534% due 06/25/2035	3,734	3,326
5.556% due 01/25/2034	480	480
6.500% due 11/25/2034	1,438	1,501
7.500% due 11/25/2034	750	815
7.500% due 06/25/2035	2,034	2,144

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Credit Suisse Commercial Mortgage Trust
0.439% due 05/27/2037		$2,700	$2,336
5.297% due 12/15/2039		130,528	134,982
5.383% due 02/15/2040		3,345	3,467
5.448% due 01/15/2049		72	72
5.460% due 09/15/2039		53,834	55,533
5.467% due 09/15/2039		23,571	24,088
5.889% due 06/15/2039		2,935	3,070
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		485	451
0.934% due 06/25/2034		1,040	1,014
1.344% due 09/25/2034 ^		3,168	2,705
1.928% due 10/25/2033		93	92
2.285% due 07/25/2033		3,495	3,458
2.312% due 06/25/2032		18	15
2.561% due 05/25/2034		3,853	3,857
2.600% due 09/25/2034		2,509	2,503
4.844% due 06/25/2032		21	20
5.500% due 09/25/2035		8,074	7,732
5.500% due 10/25/2035		2,393	2,293
6.000% due 11/25/2035 ^		44	34
7.500% due 05/25/2032		95	102
7.500% due 12/25/2032		2	2
Credit Suisse Mortgage Capital Certificates
2.328% due 04/26/2038		2,500	2,454
2.380% due 07/27/2037		19,882	15,710
2.727% due 04/28/2037		11,143	7,837
4.593% due 11/26/2035		2,591	2,600
5.383% due 02/15/2040		207	211
5.467% due 09/16/2039		18,585	18,885
5.467% due 12/16/2043		33,893	34,439
5.509% due 04/15/2047		40,150	40,815
5.695% due 09/15/2040		21,700	22,582
5.733% due 06/10/2049		31,989	33,116
5.931% due 12/16/2049		98,155	101,180
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,503	851
5.863% due 02/25/2037 ^		3,971	2,144
6.000% due 07/25/2036		2,028	1,596
6.000% due 04/25/2037		2,252	1,893
7.000% due 08/25/2037		8,631	6,623
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,246	1,347
5.720% due 09/25/2036		2,202	1,531
6.172% due 06/25/2036 ^		3,157	1,827
DBUBS Mortgage Trust
3.742% due 11/10/2046		277	278
Deco Pan Europe Ltd.
0.191% due 04/27/2018	EUR	3,983	4,407
DECO SRL
1.420% due 02/22/2026		4,530	5,034
Deco UK PLC
0.741% due 01/27/2020	GBP	10,295	15,090
Deutsche ALT-A Securities, Inc.
0.294% due 08/25/2037 ^		$12,000	9,778
0.314% due 08/25/2036		7,623	6,144
0.334% due 07/25/2047		27,012	22,090
0.344% due 02/25/2047		10,301	7,379
2.888% due 10/25/2035		4,735	3,854
2.952% due 10/25/2035		2,795	2,668
5.000% due 10/25/2018		78	80
5.500% due 12/25/2035 ^		2,166	1,895
Deutsche ALT-B Securities, Inc.
0.294% due 10/25/2036 ^		15	10
5.869% due 10/25/2036 ^		1,807	1,512
5.886% due 10/25/2036 ^		1,807	1,513
6.005% due 10/25/2036 ^		1,360	1,142
6.300% due 07/25/2036 ^		1,920	1,478
Deutsche Mortgage & Asset Receiving Corp.
0.842% due 11/27/2036		8,800	7,611
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		75	64
Downey Savings & Loan Association Mortgage Loan Trust
0.396% due 04/19/2047 ^		1,572	533
1.036% due 09/19/2044		155	150
2.486% due 07/19/2044		43	43
EMF-NL BV
1.981% due 10/17/2041	EUR	23,041	26,029
EMF-NL Prime BV
0.781% due 04/17/2041		8,671	8,866

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Eurosail BV
1.481% due 10/17/2040	EUR	3,637	$3,982
Extended Stay America Trust
2.958% due 12/05/2031		$300	303
First Horizon Alternative Mortgage Securities Trust
0.564% due 02/25/2037		42	23
0.694% due 06/25/2035		6,516	5,244
2.188% due 08/25/2034		965	956
2.198% due 08/25/2035		4,266	3,699
2.261% due 03/25/2035		82	65
5.500% due 05/25/2035		4,488	4,089
5.500% due 06/25/2035 ^		5,847	5,448
6.000% due 07/25/2036 ^		3,999	3,336
6.250% due 08/25/2037 ^		1,131	903
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		235	210
First Horizon Mortgage Pass-Through Trust
0.464% due 02/25/2035		24	22
2.469% due 11/25/2037 ^		9,527	8,285
2.523% due 02/25/2034		45	45
2.564% due 01/25/2037 ^		115	102
2.565% due 11/25/2034		4,454	4,407
2.568% due 06/25/2035		2,618	2,541
2.674% due 10/25/2035 ^		9,984	8,774
2.678% due 08/25/2034		1,175	1,182
2.710% due 06/25/2035		3,405	3,191
2.719% due 10/25/2035		2,145	2,112
2.726% due 08/25/2035		3,044	2,729
2.728% due 09/25/2035		5,438	5,269
2.800% due 04/25/2035		5,287	5,390
2.949% due 05/25/2035		1,010	947
4.427% due 11/25/2035 ^		2,555	2,324
4.879% due 10/25/2036		1,209	1,126
5.250% due 05/25/2021 ^		303	209
5.500% due 01/25/2035		873	908
5.750% due 02/25/2036 ^		1,050	955
6.250% due 11/25/2036		10,250	10,025
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		239	247
First Republic Bank Mortgage Pass-Through Certificates
0.674% due 06/25/2030		908	909
First Republic Mortgage Loan Trust
0.507% due 08/15/2032		195	180
0.707% due 11/15/2030		34	31
1.007% due 11/15/2032		38	36
General Motors Acceptance Corp.
7.430% due 12/01/2021		61	61
GMAC Mortgage Corp. Loan Trust
2.839% due 04/19/2036 ^		8,205	7,386
2.931% due 06/25/2034		38	37
3.045% due 06/25/2034		32	31
3.164% due 06/19/2035		485	491
3.194% due 05/25/2035		3,377	3,256
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017		4	5
Granite Master Issuer PLC
0.077% due 12/20/2054	EUR	3,538	3,941
0.096% due 12/17/2054		552	615
0.097% due 12/20/2054		5,517	6,146
0.117% due 12/20/2054		5,158	5,748
0.387% due 12/17/2054		$1,479	1,474
0.396% due 12/20/2054		44	44
0.416% due 12/20/2054		20,269	20,212
0.476% due 12/20/2054		1,264	1,264
0.698% due 12/20/2054	GBP	839	1,263
0.728% due 12/20/2054		18,426	27,751
0.729% due 12/17/2054		7,198	10,846
0.748% due 12/20/2054		13,064	19,673
0.828% due 12/20/2054		6,275	9,462
Granite Mortgages PLC
0.283% due 03/20/2044	EUR	160	179
0.361% due 01/20/2044		1,102	1,231
0.665% due 03/20/2044		$88	87
0.687% due 01/20/2044		617	612
0.787% due 07/20/2043		76	76
0.866% due 06/20/2044	GBP	3,796	5,722
0.906% due 03/20/2044		595	898
0.906% due 06/20/2044		7,596	11,455
0.946% due 09/20/2044		1,151	1,739
0.964% due 01/20/2044		5,245	7,930

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.966% due 09/20/2044	GBP	400	$604
1.064% due 07/20/2043		208	315
Great Hall Mortgages PLC
0.093% due 03/18/2039	EUR	2,415	2,521
0.470% due 06/18/2039		$29,527	27,046
0.716% due 03/18/2039	GBP	70,364	99,432
0.726% due 06/18/2039		19,167	26,626
Grecale ABS SRL
0.566% due 04/28/2056	EUR	13,249	14,486
GreenPoint Mortgage Funding Trust
0.394% due 10/25/2046		$809	569
0.394% due 12/25/2046 ^		651	403
0.464% due 04/25/2036 ^		105	66
0.464% due 11/25/2045		510	445
0.534% due 10/25/2046		719	407
0.634% due 06/25/2045		872	773
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		71,416	74,187
5.736% due 12/10/2049		119	125
GS Mortgage Securities Trust
5.553% due 04/10/2038		41	41
5.988% due 08/10/2045		139	147
GSMPS Mortgage Loan Trust
0.544% due 09/25/2035		7,604	6,531
7.500% due 06/25/2043		3,776	4,158
GSR Mortgage Loan Trust
0.494% due 07/25/2035		309	276
0.544% due 01/25/2034		129	111
1.860% due 03/25/2033		37	36
2.010% due 04/25/2032		136	126
2.334% due 06/25/2034		456	443
2.587% due 04/25/2036		127	115
2.631% due 11/25/2035 ^		4,785	4,011
2.653% due 05/25/2035		2,929	2,843
2.670% due 03/25/2037 ^		9,626	8,081
2.673% due 04/25/2035		3,470	3,479
2.697% due 04/25/2035		567	543
2.742% due 01/25/2036 ^		236	220
2.809% due 09/25/2035		151	153
5.000% due 05/25/2036 ^		1,166	1,134
5.000% due 05/25/2037 ^		13	12
5.500% due 06/25/2035		6,105	6,342
5.500% due 06/25/2036 ^		2,781	2,623
5.750% due 02/25/2036		1,824	1,792
5.750% due 02/25/2037 ^		3,638	3,467
6.000% due 08/25/2021 ^		248	245
6.000% due 03/25/2032		10	11
6.000% due 11/25/2035 ^		18,311	15,800
6.000% due 02/25/2036 ^		9,900	8,946
6.000% due 01/25/2037 ^		7,328	7,001
6.000% due 05/25/2037 ^		6,059	5,692
6.000% due 07/25/2037 ^		586	538
6.250% due 09/25/2036 ^		1,443	1,331
6.500% due 09/25/2036 ^		5,107	4,450
HarborView Mortgage Loan Trust
0.366% due 01/25/2047		4,557	3,493
0.396% due 07/19/2046		34,098	20,450
0.416% due 09/19/2046		5,955	4,552
0.426% due 11/19/2036		143	106
0.436% due 05/19/2035		13,741	11,466
0.456% due 06/19/2035		2,048	1,782
0.496% due 02/19/2036		10,385	7,766
0.516% due 04/19/2034		1,301	1,190
0.776% due 06/19/2034		1,105	1,035
0.856% due 01/19/2035		2,445	2,142
0.916% due 01/19/2035		4,646	3,277
0.936% due 01/19/2035		555	498
0.956% due 02/19/2034		2	2
1.016% due 11/19/2034		194	150
1.194% due 10/25/2037		2,520	2,235
2.455% due 04/19/2034		41	40
2.509% due 06/19/2045 ^		17,056	10,925
2.682% due 07/19/2035		680	610
2.730% due 12/19/2035 ^		4,165	3,708
3.108% due 06/19/2036		8,665	5,980
3.522% due 06/19/2036 ^		5,779	3,805
4.803% due 08/19/2036 ^		2,209	1,999
Hercules Eclipse PLC
0.821% due 10/25/2018	GBP	8,165	12,144

12	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HomeBanc Mortgage Trust
0.454% due 01/25/2036	$4,098	$3,577
0.934% due 12/25/2034	5,261	5,009
1.054% due 08/25/2029	2,609	2,470
2.287% due 04/25/2037 ^	3,720	2,318
4.990% due 04/25/2037 ^	5,331	4,340
Homestar Mortgage Acceptance Corp.
0.644% due 07/25/2034	2,418	2,404
HSI Asset Securitization Corp. Trust
0.414% due 11/25/2035	19,769	12,527
Impac CMB Trust
0.934% due 11/25/2034	2,084	1,995
0.954% due 10/25/2033	34	33
0.974% due 10/25/2034	965	911
5.012% due 09/25/2034	310	306
Impac Secured Assets Trust
0.364% due 01/25/2037	13,656	12,000
0.994% due 11/25/2034	602	597
2.802% due 07/25/2035	1,296	963
IndyMac Adjustable Rate Mortgage Trust
1.774% due 01/25/2032	72	68
1.796% due 01/25/2032	457	443
2.322% due 08/25/2031	383	383
IndyMac Mortgage Loan Trust
0.334% due 04/25/2037	8,514	7,842
0.354% due 04/25/2037	2,875	2,527
0.374% due 02/25/2037	24,745	17,370
0.374% due 07/25/2047	11,591	8,405
0.384% due 04/25/2037	1,574	1,161
0.394% due 11/25/2046	814	581
0.404% due 04/25/2046	6,494	5,149
0.404% due 05/25/2046	165	142
0.424% due 04/25/2035	344	302
0.434% due 07/25/2035	3,186	2,800
0.494% due 11/25/2035 ^	789	479
0.494% due 06/25/2037 ^	1,370	755
0.834% due 07/25/2045	97	85
0.974% due 05/25/2034	10	10
0.994% due 11/25/2034	67	61
1.014% due 11/25/2034 ^	1,940	1,599
2.288% due 06/25/2037 ^	3,989	3,187
2.398% due 06/25/2037	9,253	5,341
2.457% due 01/25/2036 ^	8,719	7,283
2.486% due 01/25/2036	12,070	11,309
2.495% due 08/25/2035	88	78
2.531% due 01/25/2035	168	158
2.574% due 09/25/2035 ^	1,750	1,504
2.577% due 10/25/2034	4,079	3,922
2.589% due 07/25/2037	1,891	1,299
2.621% due 08/25/2035	901	760
2.621% due 08/25/2035 ^	765	645
2.635% due 03/25/2036	4,518	3,570
2.646% due 01/25/2036 ^	1,099	922
2.677% due 04/25/2037	10,432	8,559
2.787% due 04/25/2037 ^	22,031	16,492
2.852% due 10/25/2035	803	673
2.954% due 05/25/2036	4,508	3,429
2.981% due 02/25/2035	613	542
4.725% due 08/25/2036	2,283	2,204
6.250% due 11/25/2037 ^	1,955	1,663
JPMorgan Alternative Loan Trust
0.334% due 03/25/2037	2,397	1,788
1.793% due 05/26/2037	51,071	47,498
2.712% due 05/25/2037 ^	9,808	8,126
3.033% due 12/25/2036	22,072	18,347
3.064% due 11/25/2036 ^	2,782	2,476
6.050% due 05/25/2036	1,324	1,205
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043	163	163
3.341% due 07/15/2046	5,534	5,585
3.673% due 02/15/2046	11,382	11,552
3.853% due 06/15/2043	821	820
5.336% due 05/15/2047	152,515	157,715
5.399% due 05/15/2045	2,022	2,055
5.420% due 01/15/2049	57,316	59,536
5.427% due 01/12/2043	4,520	4,514
5.440% due 06/12/2047	3,883	4,025
5.866% due 02/12/2049	1,128	1,154
5.882% due 02/15/2051	33,040	34,785
5.883% due 02/12/2049	79,100	83,031
5.961% due 06/15/2049	3,665	3,806
6.100% due 04/15/2045	30,792	31,272

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
JPMorgan Mortgage Trust
1.990% due 02/25/2034		$597	$595
1.993% due 11/25/2033		24	24
2.112% due 06/25/2035		5,538	5,438
2.144% due 07/27/2037		18,610	17,345
2.408% due 11/25/2035		3,079	2,924
2.522% due 07/25/2035		647	641
2.536% due 02/25/2036 ^		180	161
2.537% due 10/25/2035 ^		1,230	1,020
2.539% due 08/25/2035		7,178	7,116
2.541% due 10/25/2035		3,109	2,808
2.561% due 06/25/2035		8,017	7,946
2.573% due 07/25/2035		2,981	2,958
2.585% due 08/25/2036 ^		6,086	5,290
2.593% due 06/25/2035		822	803
2.619% due 04/25/2036		7,104	6,941
2.620% due 07/25/2035		315	305
2.635% due 07/25/2035		3,356	3,334
2.647% due 05/25/2036		6,962	6,356
2.671% due 10/25/2036 ^		89	78
2.678% due 10/25/2036 ^		7,408	6,694
2.680% due 10/25/2035		151	151
2.686% due 07/25/2035		12,682	12,709
2.696% due 04/25/2035		336	339
2.727% due 07/25/2035		1,263	1,268
2.737% due 09/25/2035		948	905
2.741% due 08/25/2035 ^		4,520	4,308
2.756% due 02/25/2036 ^		30	27
2.772% due 10/25/2035		2,991	2,917
2.775% due 08/25/2035		2,798	2,767
4.625% due 04/25/2037 ^		875	790
4.740% due 11/25/2035		5,427	5,172
5.000% due 08/25/2020		3,041	3,107
5.029% due 04/25/2036 ^		8,091	7,481
5.500% due 03/25/2022 ^		785	787
5.500% due 07/25/2036 ^		1,874	1,785
5.555% due 10/25/2036		263	231
6.000% due 01/25/2037 ^		24,228	21,718
6.500% due 07/25/2036 ^		5,218	4,279
6.500% due 08/25/2036 ^		1,177	996
Lanark Master Issuer PLC
1.729% due 12/22/2054		2,683	2,692
Lavender Trust
6.250% due 10/26/2036		9,257	8,085
LB Mortgage Trust
8.623% due 01/20/2017		403	405
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		31	32
5.300% due 11/15/2038		228	229
5.430% due 02/15/2040		31,730	33,087
5.866% due 09/15/2045		37,040	39,929
Leek Finance PLC
0.565% due 12/21/2038		166	172
Lehman Mortgage Trust
0.514% due 08/25/2036 ^		13,924	10,569
0.844% due 06/25/2037 ^		1,183	970
5.000% due 12/25/2035 ^		658	618
5.379% due 01/25/2036 ^		7,499	7,024
5.500% due 01/25/2036		1,808	1,522
5.656% due 12/25/2035		8,586	6,871
6.000% due 07/25/2036 ^		9,469	7,132
6.000% due 09/25/2036 ^		3,605	2,969
6.013% due 04/25/2036		1,587	1,431
Lehman XS Trust
0.314% due 07/25/2037		7,840	6,461
0.354% due 03/25/2047 ^		13,833	11,137
0.364% due 12/25/2036 ^		3,018	2,484
0.384% due 11/25/2046		440	357
0.394% due 08/25/2046 ^		2,403	1,844
0.394% due 08/25/2046		20,327	16,610
1.094% due 08/25/2047		15,886	10,950
1.697% due 07/25/2035		7,476	7,303
Luminent Mortgage Trust
0.354% due 11/25/2036 ^		440	366
0.364% due 12/25/2036		13,699	11,068
0.374% due 12/25/2036 ^		4,928	4,076
0.394% due 02/25/2046		106	79
0.434% due 04/25/2036		20,836	13,738
Marche Mutui SRL
0.342% due 02/25/2055	EUR	40,248	44,083
0.381% due 10/27/2065		2,087	2,332
2.231% due 01/27/2064		85,891	97,654

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MASTR Adjustable Rate Mortgages Trust
0.404% due 04/25/2046	$8,657	$6,483
0.404% due 05/25/2047 ^	1,999	1,857
0.434% due 05/25/2037	1,461	963
0.494% due 05/25/2047 ^	783	494
2.152% due 12/25/2033	65	64
2.369% due 07/25/2035 ^	1,992	1,707
2.495% due 12/25/2033	220	218
2.511% due 05/25/2034	253	246
2.524% due 12/25/2034	7,634	7,267
2.625% due 10/25/2032	731	732
2.751% due 03/25/2035	838	730
3.108% due 10/25/2034	5,211	4,967
MASTR Alternative Loan Trust
0.594% due 03/25/2036	8,476	2,078
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^	12,490	12,297
MASTR Reperforming Loan Trust
0.554% due 07/25/2035	4,766	4,131
7.000% due 08/25/2034	3,051	3,199
7.000% due 05/25/2035	866	879
MASTR Seasoned Securitization Trust
6.249% due 09/25/2017	594	606
6.500% due 08/25/2032	6,160	6,697
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.907% due 11/15/2031	4,422	4,349
0.947% due 09/15/2030	1,280	1,266
1.087% due 11/15/2031	86	76
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.067% due 08/15/2032	140	134
2.609% due 10/20/2029	2,534	2,544
Merrill Lynch Alternative Note Asset Trust
0.304% due 03/25/2037	1,177	555
0.364% due 02/25/2037	4,671	4,256
0.494% due 03/25/2037	3,116	1,511
3.002% due 06/25/2037 ^	2,471	1,699
6.000% due 05/25/2037 ^	10,343	9,109
Merrill Lynch Mortgage Investors Trust
0.444% due 11/25/2035	51	49
0.444% due 08/25/2036	410	398
0.464% due 04/25/2035	1,359	1,313
0.814% due 10/25/2028	105	101
0.854% due 06/25/2028	1,588	1,522
0.854% due 11/25/2029	347	336
0.934% due 03/25/2028	80	77
0.974% due 03/25/2028	39	38
1.027% due 04/25/2029	1,075	1,027
1.190% due 10/25/2028	60	58
1.247% due 11/25/2029	428	415
1.937% due 01/25/2029	48	48
2.034% due 12/25/2032	507	504
2.182% due 02/25/2033	41	40
2.248% due 05/25/2033	4,991	4,857
2.378% due 05/25/2036	8,044	8,012
2.406% due 12/25/2035	1,985	1,794
2.435% due 02/25/2034	15	15
2.462% due 02/25/2035	10,867	10,941
2.549% due 07/25/2035	920	819
2.560% due 08/25/2034	1,423	1,457
2.569% due 12/25/2035	2,286	2,196
2.571% due 06/25/2035	16,046	15,678
2.608% due 09/25/2035	8,134	8,100
2.614% due 06/25/2037	2,023	1,951
2.617% due 12/25/2034	85	85
2.714% due 11/25/2035	8,531	8,518
2.934% due 05/25/2033	16	16
5.250% due 08/25/2036	13,526	14,053
6.720% due 11/15/2026	3	3
Merrill Lynch Mortgage Trust
6.032% due 06/12/2050	2,330	2,349
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	5,936	6,113
5.414% due 07/12/2046	257	263
5.485% due 03/12/2051	34,645	36,197
5.700% due 09/12/2049	52,117	55,185
5.810% due 06/12/2050	27,191	28,729
6.073% due 08/12/2049	8,832	9,377
Morgan Stanley Capital Trust
3.884% due 09/15/2047	750	753
5.439% due 02/12/2044	1,775	1,773
5.569% due 12/15/2044	24,681	26,062
5.587% due 03/12/2044	296	296

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.610% due 04/15/2049		$7,841	$7,871
5.692% due 04/15/2049		58,745	61,350
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		2	2
Morgan Stanley Mortgage Loan Trust
0.454% due 03/25/2036		2,852	2,206
0.474% due 01/25/2036		18,353	13,860
0.484% due 12/25/2035		69	54
0.494% due 03/25/2035		49	45
0.504% due 01/25/2035		14	14
0.514% due 01/25/2035		6,985	6,572
2.247% due 06/25/2036		457	439
2.512% due 07/25/2035		988	912
2.529% due 07/25/2035 ^		2,433	2,099
2.751% due 06/25/2037		1,023	694
3.031% due 09/25/2035 ^		5,348	4,398
4.866% due 06/25/2036		18,446	12,893
5.701% due 02/25/2047		2,579	1,931
6.000% due 02/25/2036 ^		1,249	1,237
6.000% due 10/25/2037 ^		2,520	2,104
Morgan Stanley Re-REMIC Trust
5.988% due 08/12/2045		39,480	41,489
5.988% due 08/15/2045		59,472	62,473
MortgageIT Trust
0.974% due 02/25/2035		1,425	1,350
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		1,039	1,031
Newgate Funding PLC
0.562% due 12/15/2050	EUR	97,611	101,117
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.414% due 05/25/2035		$159	156
0.694% due 05/25/2035		4,000	2,606
2.433% due 10/25/2035		176	166
2.644% due 02/25/2036 ^		633	526
5.820% due 03/25/2047		1,621	1,636
6.138% due 03/25/2047		1,489	1,503
6.857% due 02/19/2030		1,317	1,305
Nomura Resecuritization Trust
0.638% due 08/27/2047		56,126	54,510
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.664% due 02/25/2035		2,883	2,882
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		2	2
Paragon Mortgages PLC
0.824% due 10/15/2041	GBP	2,101	2,849
0.946% due 05/15/2041		23,929	33,212
0.964% due 04/16/2035		7,186	9,945
Prime Mortgage Trust
0.594% due 02/25/2019		$12	12
0.594% due 02/25/2034		2,774	2,626
6.000% due 06/25/2036 ^		3,178	3,080
Provident Funding Mortgage Loan Trust
2.531% due 04/25/2034		890	892
2.603% due 10/25/2035		2,544	2,477
RAAC Trust
0.564% due 09/25/2034		930	894
RBSSP Resecuritization Trust
0.419% due 10/27/2036		4,351	3,386
0.439% due 08/27/2037		6,139	4,196
0.469% due 09/27/2037		9,301	6,605
0.529% due 02/27/2037		5,044	3,714
0.689% due 09/26/2036		404	394
3.000% due 06/26/2037		2,718	2,757
Regal Trust
2.180% due 09/29/2031		221	206
Resecuritization Mortgage Trust
0.444% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.334% due 01/25/2037		11,733	9,644
0.344% due 02/25/2037		4,948	4,020
0.374% due 05/25/2036		26,842	21,925
0.374% due 09/25/2036		5,115	4,078
0.379% due 12/25/2036		59	46
0.384% due 07/25/2036		6,488	5,237
0.384% due 08/25/2036		11,720	9,197
0.384% due 09/25/2036		107	85
0.384% due 12/25/2036		5,971	5,091
0.394% due 05/25/2047		4,866	4,033
0.404% due 06/25/2037		3,376	2,589
0.404% due 04/25/2046		18,033	9,390

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.464% due 02/25/2046		$2,949	$1,737
0.494% due 08/25/2035		752	584
0.524% due 03/25/2037		1,859	645
0.594% due 01/25/2033		3	3
0.594% due 11/25/2036 ^		2,874	1,791
0.734% due 03/25/2034		1,217	1,151
0.844% due 07/25/2033		100	94
1.559% due 09/25/2045		647	538
3.001% due 04/25/2035		7,661	7,590
3.250% due 08/25/2035 ^		1,913	1,029
3.560% due 02/25/2036 ^		1,582	1,190
3.608% due 09/25/2035 ^		1,255	1,022
5.250% due 09/25/2020		10,242	10,248
6.000% due 08/25/2036		3,844	3,142
6.000% due 09/25/2036 ^		3,739	3,031
6.000% due 09/25/2036		3,272	2,652
6.000% due 11/25/2036 ^		3,830	3,162
6.250% due 03/25/2037 ^		2,821	2,300
6.500% due 09/25/2037 ^		3,473	2,692
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		334	377
Residential Asset Securitization Trust
0.644% due 12/25/2036 ^		642	187
5.000% due 08/25/2019		1,305	1,340
5.500% due 08/25/2034		155	162
5.500% due 06/25/2035 ^		795	712
5.750% due 02/25/2036 ^		1,226	1,008
6.000% due 03/25/2037 ^		6,038	4,379
6.000% due 04/25/2037		478	399
6.000% due 05/25/2037 ^		296	259
6.000% due 07/25/2037 ^		1,647	1,200
6.250% due 08/25/2036		189	175
6.250% due 10/25/2036 ^		587	492
6.250% due 11/25/2036		2,608	1,935
6.250% due 09/25/2037 ^		2,643	1,876
6.500% due 08/25/2036		1,746	1,171
6.500% due 09/25/2036 ^		1,732	1,286
Residential Funding Mortgage Securities, Inc. Trust
0.594% due 07/25/2018		30	29
2.863% due 11/25/2035		1,600	1,412
3.184% due 02/25/2036 ^		5,310	4,822
3.337% due 02/25/2037		5,829	4,701
5.250% due 07/25/2035		3,365	3,450
5.500% due 12/25/2034		1,222	1,231
5.750% due 09/25/2036 ^		17,698	16,385
6.000% due 06/25/2036 ^		2,732	2,516
6.000% due 07/25/2036 ^		3,319	3,163
6.000% due 06/25/2037 ^		1,429	1,337
6.500% due 03/25/2032		198	207
ResLoc UK PLC
0.808% due 12/15/2043	GBP	4,039	5,165
RMAC Securities PLC
0.114% due 06/12/2044	EUR	2,946	2,969
0.739% due 06/12/2044	GBP	43,007	58,195
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$37,731	38,618
5.331% due 02/16/2044		16,508	17,140
5.336% due 05/16/2047		27,312	27,963
5.420% due 01/16/2049		26,029	26,705
5.467% due 09/16/2039		6,363	6,466
5.692% due 04/16/2049		26,300	27,322
5.695% due 09/16/2040		7,500	7,804
6.068% due 09/17/2039		2,386	2,542
6.068% due 02/17/2051		10,000	10,119
6.150% due 02/16/2051		39,778	40,736
6.230% due 12/16/2049		29,189	30,159
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		24	25
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		73	60
Sequoia Mortgage Trust
0.426% due 06/20/2036		3,013	2,685
0.566% due 07/20/2033		305	289
0.876% due 06/20/2033		25	24
0.923% due 05/20/2034		737	711
0.976% due 10/20/2027		108	102
1.016% due 10/20/2027		1,451	1,423
1.055% due 05/20/2034		3,491	3,359
1.189% due 09/20/2033		1,073	1,046
2.182% due 02/25/2040		370	368

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.349% due 01/20/2047 ^	$3,491	$2,863
2.779% due 01/20/2047 ^	4,922	4,386
2.861% due 09/20/2046 ^	7,383	5,966
Structured Adjustable Rate Mortgage Loan Trust
0.494% due 09/25/2034	2,972	2,585
0.494% due 10/25/2035	2,349	2,199
0.494% due 08/25/2036 ^	9,704	7,576
0.674% due 06/25/2035	100	100
1.597% due 01/25/2035	335	269
2.034% due 10/25/2037 ^	1,078	725
2.402% due 12/25/2034	150	148
2.431% due 01/25/2035	1,448	1,384
2.443% due 03/25/2034	2,909	2,928
2.453% due 05/25/2034	206	206
2.485% due 12/25/2035 ^	3,254	3,183
2.485% due 12/25/2035	5,464	4,356
2.493% due 02/25/2036 ^	3,238	2,621
2.512% due 09/25/2034	39	39
2.520% due 08/25/2034	1,389	1,366
2.550% due 09/25/2035	3,639	3,257
2.560% due 02/25/2034	2,060	2,053
2.562% due 11/25/2035 ^	894	713
2.569% due 08/25/2035	76	72
2.601% due 01/25/2036 ^	204	204
2.634% due 11/25/2034	1,140	1,146
2.657% due 05/25/2036 ^	10,219	8,486
2.665% due 06/25/2036 ^	2,150	1,844
2.693% due 04/25/2036 ^	4,800	4,307
2.756% due 09/25/2034	4,550	4,515
3.877% due 05/25/2036 ^	3,072	2,839
4.416% due 11/25/2036 ^	2,832	2,616
4.541% due 04/25/2036 ^	7,340	5,521
4.917% due 03/25/2036 ^	1,179	985
5.215% due 02/25/2036 ^	1,637	1,246
Structured Asset Mortgage Investments Trust
0.324% due 03/25/2037	4,111	3,084
0.364% due 03/25/2037 ^	506	139
0.384% due 06/25/2036	1,013	847
0.394% due 05/25/2036	28,711	21,652
0.404% due 04/25/2036	1,138	865
0.404% due 05/25/2046	188	149
0.414% due 05/25/2046	13,591	7,791
0.424% due 05/25/2045	1,007	891
0.454% due 05/25/2046 ^	170	70
0.466% due 07/19/2035	7,536	6,827
0.494% due 08/25/2036 ^	1,008	428
0.504% due 12/25/2035	5,519	3,925
0.876% due 09/19/2032	4,139	4,052
0.916% due 01/19/2034	473	460
1.056% due 10/19/2033	991	896
1.594% due 02/25/2036	18,444	16,233
1.599% due 12/25/2035 ^	4,601	3,181
7.868% due 06/25/2029	32	33
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.659% due 05/25/2022	305	314
Structured Asset Securities Corp.
5.500% due 06/25/2035	2,881	2,835
6.545% due 04/15/2027	23	23
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	3,891	3,584
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.900% due 05/25/2032	48	47
2.345% due 07/25/2032	476	439
2.369% due 03/25/2033	1,536	1,515
2.397% due 07/25/2033	61	61
2.422% due 01/25/2034	4,414	4,296
2.516% due 02/25/2032	860	845
2.637% due 11/25/2033	196	192
5.761% due 06/25/2034	220	226
Structured Asset Securities Corp. Trust
2.661% due 10/28/2035 ^	77	77
Suntrust Adjustable Rate Mortgage Loan Trust
2.576% due 02/25/2037 ^	1,191	1,044
2.705% due 01/25/2037 ^	9,629	8,936
2.714% due 04/25/2037 ^	1,492	1,270
3.147% due 10/25/2037	1,827	1,694
Suntrust Alternative Loan Trust
0.844% due 12/25/2035 ^	10,331	8,033
5.750% due 12/25/2035 ^	6,792	6,079
6.000% due 04/25/2036 ^	1,792	1,417

14	See Accompanying Notes

September 30, 2015

(Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	$957	$627
5.970% due 09/25/2036	5,583	907
6.015% due 07/25/2037	1,782	1,343
6.500% due 07/25/2036	6,378	3,752
Thornburg Mortgage Securities Trust
0.894% due 12/25/2033	1,400	1,378
2.063% due 10/25/2043	694	680
2.477% due 09/25/2037	11,495	11,354
Wachovia Bank Commercial Mortgage Trust
0.382% due 06/15/2049	159,222	156,706
5.215% due 01/15/2041	53	53
5.342% due 12/15/2043	120,030	124,291
5.416% due 01/15/2045	16,615	16,696
5.509% due 04/15/2047	62,108	63,462
5.559% due 10/15/2048	136,975	141,759
5.896% due 06/15/2049	538	543
5.901% due 06/15/2049	49,063	51,477
6.150% due 02/15/2051	19,176	20,060
Wachovia Mortgage Loan Trust LLC
2.636% due 03/20/2037 ^	5,020	4,838
2.695% due 08/20/2035 ^	11,011	10,501
2.712% due 10/20/2035	94	96
2.741% due 08/20/2035 ^	9,513	8,701
4.000% due 10/20/2035	1,435	1,396
WaMu Mortgage Pass-Through Certificates Trust
0.414% due 07/25/2046 ^	10	0
0.464% due 12/25/2045	1,109	1,072
0.484% due 07/25/2045	484	455
0.604% due 11/25/2045	522	464
0.604% due 12/25/2045	446	397
0.934% due 11/25/2034	1,499	1,432
1.174% due 11/25/2034	728	688
1.199% due 02/25/2046	3,223	2,979
1.199% due 08/25/2046	308	258
1.399% due 11/25/2042	529	499
1.583% due 08/25/2042	478	457
1.599% due 06/25/2042	1,088	1,056
1.909% due 07/25/2047 ^	5,948	4,215
1.958% due 04/25/2037 ^	4,985	4,363
1.983% due 11/25/2036 ^	50	45
2.000% due 05/25/2037	231	197
2.159% due 07/25/2046	1,400	1,267
2.159% due 08/25/2046	821	740
2.159% due 12/25/2046	10,989	10,182
2.193% due 02/25/2037 ^	11,729	9,883
2.398% due 09/25/2036 ^	11,172	10,143
2.430% due 10/25/2035	1,559	1,506
2.443% due 03/25/2035	3,765	3,750
2.450% due 04/25/2035	12,944	12,775
2.453% due 12/25/2035	4,236	3,912
2.499% due 09/25/2035	1,122	1,120
2.506% due 08/25/2034	561	562
2.519% due 01/25/2033	215	218
2.520% due 09/25/2033	1,422	1,443
2.564% due 09/25/2033	169	169
2.764% due 08/25/2035	1,483	1,414
4.171% due 01/25/2036 ^	9,150	8,356
4.222% due 08/25/2036 ^	2,658	2,366
4.335% due 02/25/2037 ^	835	777
4.356% due 04/25/2037 ^	2,306	2,131
4.472% due 07/25/2037 ^	657	611
6.000% due 07/25/2034	1,054	1,116
Washington Mutual Mortgage Loan Trust
1.379% due 05/25/2041	34	33
Washington Mutual Mortgage Pass-Through Certificates Trust
0.354% due 02/25/2037 ^	24,749	18,500
0.434% due 01/25/2047 ^	7,710	5,775
0.644% due 04/25/2035	15,362	11,649
0.919% due 12/25/2046	35,062	23,907
0.969% due 04/25/2047 ^	300	37
1.169% due 05/25/2046	7,109	5,394
1.770% due 02/25/2031	1	1
2.166% due 02/25/2033	27	26
2.245% due 05/25/2033	129	130
2.375% due 06/25/2033	5,076	5,058
4.603% due 09/25/2036 ^	4,807	2,738
5.500% due 11/25/2035 ^	1,451	1,433
5.500% due 06/25/2037 ^	2,788	2,636

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.000% due 04/25/2036 ^	$2,691	$2,325
6.000% due 06/25/2037 ^	29,034	25,528
6.268% due 07/25/2036	1,742	888
6.449% due 07/25/2036 ^	2,976	1,517
Wells Fargo Alternative Loan Trust
2.723% due 07/25/2037 ^	3,084	2,632
Wells Fargo Mortgage-Backed Securities Trust
0.694% due 07/25/2037 ^	2,187	1,906
2.480% due 12/25/2033	1,278	1,275
2.597% due 03/25/2036 ^	9,123	8,897
2.599% due 04/25/2036	668	650
2.606% due 06/25/2033	524	528
2.609% due 07/25/2036 ^	1,408	1,335
2.615% due 11/25/2034	176	175
2.615% due 03/25/2036	3,002	2,894
2.619% due 12/25/2034	24	24
2.619% due 01/25/2035	1,079	1,083
2.623% due 01/25/2035	5,096	4,997
2.625% due 12/25/2033	186	187
2.641% due 11/25/2034	1,082	1,086
2.651% due 03/25/2036	3,161	3,128
2.661% due 03/25/2036 ^	4,664	4,492
2.663% due 06/25/2035	483	487
2.685% due 08/25/2033	282	288
2.685% due 06/25/2035	4,544	4,587
2.690% due 06/25/2034	4,123	4,183
2.705% due 04/25/2036 ^	43	42
2.708% due 05/25/2035	2,823	2,830
2.713% due 10/25/2036 ^	10,152	9,706
2.714% due 12/25/2034	1,086	1,095
2.734% due 10/25/2035	10,825	10,876
2.740% due 09/25/2033	186	187
2.740% due 07/25/2034	31	31
2.740% due 05/25/2035	301	291
5.000% due 03/25/2036	2,154	2,168
5.250% due 10/25/2035	2,059	2,134
5.466% due 03/25/2036	249	245
5.500% due 11/25/2035	294	301
5.500% due 01/25/2036 ^	4,413	4,386
5.500% due 02/25/2037 ^	1,304	1,211
5.705% due 04/25/2036	6,981	6,512
5.750% due 02/25/2037	750	713
5.750% due 04/25/2037 ^	5,250	5,253
6.000% due 08/25/2036	4,429	4,597
6.000% due 03/25/2037 ^	4,006	3,950
6.000% due 04/25/2037 ^	5,253	5,175
6.000% due 07/25/2037 ^	15,983	15,908
6.000% due 08/25/2037 ^	1,033	1,026
6.250% due 07/25/2037 ^	383	371

Total Mortgage-Backed Securities (Cost $9,314,945)		9,657,730

ASSET-BACKED SECURITIES 3.5%
Aames Mortgage Investment Trust
0.974% due 10/25/2035	3,100	2,513
Academic Loan Funding Trust
0.994% due 12/27/2022	13,338	13,294
Accredited Mortgage Loan Trust
0.324% due 02/25/2037	2,103	2,017
0.514% due 12/25/2035	2,079	1,981
1.064% due 01/25/2035	2,005	1,937
4.330% due 06/25/2033	3,268	3,127
4.980% due 10/25/2033	2,200	2,164
ACE Securities Corp. Home Equity Loan Trust
0.254% due 10/25/2036	22	12
0.304% due 12/25/2036	7,244	2,950
0.334% due 07/25/2036	9,681	6,841
0.354% due 08/25/2036 ^	5,756	2,167
0.394% due 12/25/2036	27,927	11,559
0.414% due 08/25/2036 ^	7,396	2,822
0.744% due 12/25/2045 ^	5,800	3,862
0.814% due 02/25/2036 ^	3,900	3,196
0.844% due 07/25/2035	3,118	2,637
0.854% due 11/25/2035	12,800	10,964
0.894% due 08/25/2045	5,527	5,378
1.169% due 11/25/2033	3,060	2,877
1.169% due 12/25/2034	1,235	1,215
1.994% due 10/25/2032	2,884	2,825

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Aegis Asset-Backed Securities Trust
0.624% due 12/25/2035		$3,300	$2,388
0.674% due 06/25/2035		3,500	2,564
AFC Home Equity Loan Trust
0.904% due 12/22/2027		1	1
AmeriCredit Automobile Receivables Trust
2.380% due 06/10/2019		130	131
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.869% due 03/25/2035		1,069	1,069
0.884% due 04/25/2034		349	345
0.974% due 05/25/2034		3,786	3,499
1.064% due 07/25/2034		464	415
3.569% due 11/25/2032		5,796	5,525
4.773% due 05/25/2034 ^		686	585
Amortizing Residential Collateral Trust
1.229% due 07/25/2032		140	136
1.319% due 08/25/2032		345	305
Aquilae CLO PLC
0.289% due 01/17/2023	EUR	4,090	4,542
Argent Securities Trust
0.304% due 09/25/2036		$5,437	2,132
0.344% due 06/25/2036		23,447	8,662
0.344% due 09/25/2036		28,071	11,063
0.384% due 03/25/2036		8,098	4,038
0.434% due 07/25/2036		7,985	3,481
0.464% due 05/25/2036		29,815	11,327
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.514% due 01/25/2036		16,503	12,818
1.319% due 11/25/2034		3,522	3,033
2.219% due 05/25/2034		1,069	916
Asset-Backed Funding Certificates Trust
0.814% due 12/25/2034		568	566
1.054% due 12/25/2030		1,206	1,172
1.244% due 03/25/2034		4,826	3,889
1.289% due 05/25/2032		906	854
Asset-Backed Securities Corp. Home Equity Loan Trust
0.274% due 05/25/2037		272	185
0.424% due 11/25/2036		7,500	4,627
0.644% due 11/25/2035		5,800	5,233
0.954% due 10/25/2034		1	1
1.557% due 04/15/2033		348	343
3.207% due 08/15/2033		950	877
Avoca CLO Ltd.
0.298% due 10/15/2023	EUR	6,560	7,242
Bear Stearns Asset-Backed Securities Trust
0.304% due 11/25/2036		$3,297	3,283
0.344% due 01/25/2037		135	135
0.364% due 05/25/2036 ^		5,770	5,370
0.364% due 12/25/2036 ^		6,230	4,786
0.384% due 05/25/2037		5,585	5,279
0.434% due 06/25/2047		7,500	6,427
0.474% due 02/25/2036		24	24
0.644% due 12/25/2042		313	311
0.834% due 12/25/2034		6	6
0.844% due 08/25/2035		5,917	5,621
0.854% due 10/25/2032		2,251	2,155
0.994% due 10/27/2032		967	926
1.194% due 10/25/2037		417	393
1.194% due 11/25/2042		254	242
2.246% due 10/25/2036		1,543	1,114
2.927% due 07/25/2036		148	140
2.972% due 06/25/2043		824	827
5.750% due 11/25/2034		4,440	4,410
BNC Mortgage Loan Trust
0.294% due 05/25/2037		325	313
California Republic Auto Receivables Trust
1.180% due 08/15/2017		7	7
Carfinance Capital Auto Trust
1.750% due 11/15/2017		8	8
Carlyle High Yield Partners Ltd.
0.502% due 04/19/2022		2,579	2,537
Carrington Mortgage Loan Trust
0.254% due 01/25/2037		1,476	1,074
0.354% due 10/25/2036		7,419	4,350
0.434% due 06/25/2036		16,000	10,808
0.444% due 10/25/2036		8,691	5,151
0.454% due 02/25/2037		53,326	38,362
0.514% due 10/25/2035		178	178

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CDC Mortgage Capital Trust
0.989% due 07/25/2034		$3,151	$2,823
Celf Loan Partners PLC
0.693% due 05/03/2023		8,964	8,805
Chase Funding Trust
0.754% due 02/25/2033		45	41
0.834% due 08/25/2032		687	633
0.854% due 11/25/2032		20	20
1.094% due 02/25/2032		2,993	2,893
Chase Issuance Trust
1.380% due 11/15/2019		100	101
CIFC Funding Ltd.
0.571% due 05/10/2021		3,600	3,572
CIT Group Home Equity Loan Trust
1.244% due 09/25/2030		2,790	2,454
3.930% due 03/20/2032		228	232
Citigroup Global Markets Mortgage Securities, Inc.
0.754% due 09/25/2028		553	520
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates
0.814% due 05/25/2035		3,900	3,092
Citigroup Mortgage Loan Trust, Inc.
0.254% due 07/25/2045		4,196	2,960
0.264% due 05/25/2037		3,157	2,255
0.364% due 07/25/2045		15,824	11,315
0.394% due 05/25/2037		7,727	5,602
0.444% due 08/25/2036		24,500	16,300
0.454% due 09/25/2036		4,844	3,310
0.454% due 01/25/2037		6,000	4,877
0.454% due 03/25/2037		15,586	12,124
0.454% due 07/25/2045		7,562	5,467
0.464% due 05/25/2037		17,700	12,386
0.649% due 11/25/2045		4,532	4,115
0.684% due 09/25/2035 ^		11,100	9,189
0.854% due 07/25/2035		14,580	11,206
5.531% due 05/25/2036 ^		3,935	2,639
5.764% due 01/25/2037 ^		1,657	1,123
ColumbusNova CLO Ltd.
0.571% due 05/16/2019		457	456
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		34	34
7.490% due 07/01/2031		465	519
Conseco Financial Corp.
6.240% due 12/01/2028		159	165
6.870% due 04/01/2030		320	350
7.140% due 01/15/2029		10	10
7.240% due 06/15/2028		9	9
Cordatus CLO PLC
0.283% due 01/30/2024	EUR	18,835	20,665
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		$9,280	8,241
0.334% due 05/25/2037 ^		33,679	28,707
0.334% due 08/25/2037		27,785	21,887
0.344% due 01/25/2037		9,287	8,882
0.344% due 05/25/2037		44,252	39,738
0.354% due 01/25/2034		3,614	3,356
0.354% due 01/25/2046		4,675	4,251
0.364% due 06/25/2047		21,551	20,440
0.374% due 08/25/2036		506	499
0.374% due 06/25/2047		1,941	1,774
0.384% due 06/25/2036		6,627	6,512
0.384% due 06/25/2047		10,714	9,871
0.414% due 06/25/2037		11,000	7,475
0.414% due 09/25/2037		6,811	5,567
0.414% due 09/25/2047		64,600	50,215
0.424% due 10/25/2047		17,457	15,475
0.444% due 04/25/2036		6,729	6,628
0.484% due 06/25/2036		13,440	12,024
0.484% due 08/25/2036		12,797	11,473
0.494% due 06/25/2036		9,400	8,272
0.494% due 07/25/2036		10,000	9,140
0.504% due 09/25/2037		6,907	3,514
0.534% due 04/25/2036		10,159	9,583
0.534% due 12/25/2036 ^		1,029	724
0.579% due 11/25/2035		5,273	5,084
0.594% due 08/25/2034		844	802
0.634% due 04/25/2036		4,500	3,694
0.644% due 04/25/2036		2,600	1,914
0.654% due 11/25/2035		89	88
0.674% due 12/25/2031		294	218
0.684% due 10/25/2035		1,749	1,745

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.684% due 02/25/2036		$3,400	$2,787
0.754% due 12/25/2035		3,000	2,835
0.934% due 05/25/2032		21	20
2.599% due 01/25/2034 ^		17,652	12,761
4.469% due 04/25/2036		2,379	2,413
5.089% due 10/25/2046 ^		16,797	15,984
5.478% due 04/25/2047 ^		9,162	7,969
Countrywide Asset-Backed Certificates Trust
0.354% due 03/25/2037		10,522	9,758
0.354% due 09/25/2046		6,317	5,684
0.644% due 04/25/2036		5,000	4,405
0.654% due 05/25/2036		30,800	25,551
0.684% due 02/25/2036		7,000	6,749
0.724% due 02/25/2036		4,800	4,132
0.774% due 11/25/2035		2,600	2,373
0.844% due 07/25/2035		1,000	911
0.894% due 11/25/2035		2,000	1,642
0.934% due 12/25/2034		3,649	3,445
0.994% due 08/25/2047		21,500	18,493
1.094% due 11/25/2034		914	889
1.094% due 04/25/2035		3,500	2,812
4.693% due 10/25/2035		4,558	4,671
4.740% due 10/25/2035		569	580
5.046% due 05/25/2035		3,436	3,452
5.251% due 12/25/2034		2,100	2,098
Credit Suisse First Boston Mortgage Securities Corp.
0.894% due 07/25/2032		54	45
0.934% due 08/25/2032		2,042	1,817
1.844% due 05/25/2043		1,260	1,195
Credit-Based Asset Servicing and Securitization LLC
0.254% due 11/25/2036		143	79
0.319% due 07/25/2037		529	355
0.344% due 11/25/2036		13,824	7,682
0.444% due 07/25/2036		10,000	7,186
0.444% due 04/25/2037		1,437	1,023
0.764% due 07/25/2036		5,576	5,132
1.294% due 04/25/2032		232	224
3.988% due 03/25/2037 ^		7,136	4,360
6.280% due 05/25/2035		1,766	1,814
Delta Funding Home Equity Loan Trust
1.027% due 09/15/2029		204	189
DT Auto Owner Trust
1.430% due 03/15/2018		15	15
2.640% due 10/15/2019		55	55
Educational Funding Co. LLC
0.545% due 10/25/2029		6,010	5,571
Educational Services of America, Inc.
1.145% due 07/25/2023		20,495	20,426
EFS Volunteer LLC
1.145% due 10/26/2026		11,789	11,803
EMC Mortgage Loan Trust
0.649% due 12/25/2042		1,294	1,239
0.649% due 05/25/2043		421	414
0.934% due 05/25/2040		34	31
EquiFirst Mortgage Loan Trust
0.944% due 01/25/2034		30	27
Equity One Mortgage Pass-Through Trust
0.754% due 11/25/2032		2,959	2,810
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		18	18
2.170% due 05/15/2019		35	35
FAB CBO BV
0.462% due 12/31/2078	EUR	1,594	1,728
FAB U.S. Ltd.
1.215% due 12/06/2045	GBP	18,733	26,354
Fieldstone Mortgage Investment Trust
0.354% due 11/25/2036		$14,166	7,881
Finance America Mortgage Loan Trust
1.094% due 08/25/2034		698	653
First Franklin Mortgage Loan Trust
0.354% due 04/25/2036		7,420	6,267
0.434% due 04/25/2036		7,400	4,815
0.434% due 08/25/2036		8,700	6,210
0.434% due 10/25/2036		8,294	6,133
0.454% due 11/25/2036		2,041	2,018
0.644% due 11/25/2036		6,700	5,712
0.664% due 07/25/2035		825	797
0.684% due 07/25/2035		2,000	1,735
0.839% due 05/25/2035		559	557
0.869% due 11/25/2035		12,496	9,404
1.394% due 01/25/2035		2,690	2,255
1.619% due 10/25/2034		2,181	1,833

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
First Investors Auto Owner Trust
0.900% due 10/15/2018		$11	$11
1.490% due 01/15/2020		20	20
First NLC Trust
0.334% due 08/25/2037		4,198	2,362
0.474% due 08/25/2037		2,376	1,366
0.654% due 05/25/2035		1,935	1,643
Flagship Credit Auto Trust
1.210% due 04/15/2019		43	43
Fremont Home Loan Trust
0.254% due 01/25/2037		42	22
0.294% due 08/25/2036		489	201
0.324% due 11/25/2036		55,349	25,016
0.344% due 01/25/2037		18,830	9,834
0.354% due 08/25/2036		10,020	4,171
0.364% due 02/25/2037		70,515	39,889
0.434% due 02/25/2037		26,778	15,372
0.444% due 05/25/2036		14,980	8,923
0.464% due 04/25/2036		3,100	1,838
0.684% due 07/25/2035		1,500	1,333
1.124% due 07/25/2034		1,183	1,127
1.259% due 06/25/2035		6,100	5,252
GE-WMC Mortgage Securities Trust
0.234% due 08/25/2036		12	7
GMAC Mortgage Corp. Home Equity Loan Trust
6.712% due 09/25/2037		68	71
7.000% due 09/25/2037		39	38
Greenpoint Manufactured Housing
7.270% due 06/15/2029		408	403
8.300% due 10/15/2026		500	530
GSAA Home Equity Trust
0.314% due 04/25/2047		8,145	6,687
0.424% due 03/25/2036		6,560	6,158
0.494% due 03/25/2037		4,186	2,579
0.644% due 08/25/2037		9,044	8,273
4.836% due 06/25/2034 ^		18	18
5.307% due 03/25/2036		13,392	9,124
GSAA Trust
0.494% due 05/25/2047		635	471
0.564% due 06/25/2035		5,483	5,289
GSAMP Trust
0.284% due 01/25/2037		5,055	3,052
0.314% due 12/25/2036		8,795	4,863
0.354% due 05/25/2046		1,951	1,759
0.354% due 10/25/2046		1,060	1,047
0.374% due 11/25/2035		559	89
0.434% due 06/25/2036		7,307	4,702
0.434% due 08/25/2036		3,339	2,574
0.464% due 04/25/2036		5,500	3,493
0.564% due 03/25/2047		2,000	1,324
0.714% due 01/25/2045		1,988	1,891
1.199% due 06/25/2035		2,408	2,355
1.244% due 06/25/2034		833	805
1.444% due 03/25/2034		5,550	4,493
1.514% due 12/25/2034 ^		1,931	1,366
1.844% due 10/25/2034		1,187	1,111
Halcyon Structured Asset Management European CLO BV
0.289% due 01/25/2023	EUR	4,144	4,610
Harbourmaster CLO BV
0.261% due 05/08/2023		3,506	3,886
0.575% due 05/08/2023		$16,970	16,671
0.864% due 05/08/2023	GBP	23,192	34,467
Home Equity Asset Trust
0.364% due 08/25/2036		$2,474	2,441
0.794% due 11/25/2032		154	131
1.289% due 05/25/2035		3,300	2,904
HSI Asset Loan Obligation Trust
0.254% due 12/25/2036		142	60
5.165% due 12/25/2036		20,562	11,559
HSI Asset Securitization Corp. Trust
0.244% due 10/25/2036		258	143
0.304% due 12/25/2036		743	313
0.364% due 12/25/2036		6,773	2,863
0.584% due 11/25/2035		5,339	3,768
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	263	294
IMC Home Equity Loan Trust
5.662% due 07/25/2026		$26	25
7.310% due 11/20/2028		27	27
7.520% due 08/20/2028		33	34

16	See Accompanying Notes

September 30, 2015

(Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.334% due 11/25/2036		$3,286	$2,636
0.354% due 11/25/2036		8,500	5,474
0.404% due 04/25/2037		6,258	4,238
0.434% due 11/25/2036		35,326	21,738
1.054% due 10/25/2033		1,000	942
IXIS Real Estate Capital Trust
0.824% due 02/25/2036		9,828	8,750
0.874% due 02/25/2036		137	136
JPMorgan Mortgage Acquisition Corp.
0.384% due 05/25/2035		1,888	1,862
JPMorgan Mortgage Acquisition Trust
0.254% due 03/25/2047		126	125
0.274% due 08/25/2036		347	176
0.304% due 08/25/2036		62	32
0.344% due 08/25/2036		448	424
0.354% due 01/25/2036		3,900	3,588
0.354% due 07/25/2036 ^		8,879	4,213
0.354% due 05/25/2037		3,600	3,315
0.384% due 03/25/2047		25,812	18,355
0.434% due 08/25/2036		3,000	2,455
0.454% due 07/25/2036		8,800	6,383
0.454% due 03/25/2037		5,600	4,117
0.464% due 04/25/2036		6,700	5,852
6.337% due 08/25/2036 ^		3,248	2,267
Jubilee CDO BV
0.246% due 09/20/2022	EUR	712	793
0.258% due 07/30/2024		4,140	4,567
L.A. Arena Funding LLC
7.656% due 12/15/2026		$129	144
Lehman ABS Mortgage Loan Trust
0.284% due 06/25/2037		9,836	6,447
0.394% due 06/25/2037		5,310	3,533
Lehman XS Trust
0.364% due 10/25/2036		12,471	11,295
0.364% due 01/25/2037		9,740	8,606
5.420% due 11/25/2035 ^		1,063	1,076
Limerock CLO
0.503% due 04/24/2023		9,429	9,355
Long Beach Mortgage Loan Trust
0.354% due 12/25/2036		27,476	17,180
0.454% due 08/25/2045		11,089	8,625
0.574% due 08/25/2045		5,137	4,790
1.019% due 06/25/2035		1,105	1,100
1.244% due 06/25/2035		8,900	7,068
1.469% due 02/25/2035		4,500	3,590
Madison Park Funding Ltd.
1.545% due 04/22/2022		99,283	99,026
Magi Funding PLC
0.331% due 04/11/2021	EUR	2,545	2,844
Massachusetts Educational Financing Authority
1.245% due 04/25/2038		$3,770	3,782
MASTR Asset-Backed Securities Trust
0.244% due 01/25/2037		140	62
0.344% due 08/25/2036		6,921	3,508
0.424% due 02/25/2036		3,264	3,245
0.434% due 03/25/2036		10,700	6,663
0.434% due 10/25/2036		5,034	3,195
0.694% due 10/25/2035 ^		14,363	10,998
5.471% due 11/25/2035		1,668	1,626
5.719% due 02/25/2036		3,895	3,826
MASTR Specialized Loan Trust
0.594% due 07/25/2034		47	47
0.944% due 11/25/2035		3,600	2,722
Merrill Lynch First Franklin Mortgage Loan Trust
0.364% due 04/25/2037		4,099	2,388
Merrill Lynch Mortgage Investors Trust
0.254% due 11/25/2037		2,345	1,162
0.264% due 04/25/2047		17,365	9,786
0.304% due 08/25/2037		14,382	8,640
0.314% due 02/25/2037		1,359	655
0.344% due 08/25/2037		60,229	36,354
0.344% due 11/25/2037		16,704	8,411
0.364% due 07/25/2037		7,312	3,860
0.434% due 08/25/2037		3,011	1,844
0.454% due 03/25/2037		75,100	47,465
0.454% due 04/25/2037		4,000	2,084
0.514% due 03/25/2037		5,424	3,463
0.644% due 02/25/2047		28,191	19,909
MESA Trust
0.994% due 12/25/2031		946	870

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	$346	$364
Mid-State Trust
7.340% due 07/01/2035	600	647
7.791% due 03/15/2038	2,585	2,682
Morgan Stanley ABS Capital, Inc. Trust
0.244% due 07/25/2036	317	147
0.254% due 12/25/2036	4,073	2,380
0.254% due 05/25/2037	2,724	1,740
0.264% due 10/25/2036	2,340	1,371
0.284% due 01/25/2037	8,529	4,842
0.294% due 11/25/2036	2,363	1,398
0.304% due 03/25/2037	9,545	4,864
0.324% due 10/25/2036	8,373	6,562
0.334% due 10/25/2036	41,165	24,374
0.334% due 11/25/2036	6,214	3,880
0.334% due 05/25/2037	7,949	5,513
0.344% due 06/25/2036	12,340	8,210
0.344% due 09/25/2036	21,838	11,237
0.344% due 10/25/2036	19,691	12,200
0.344% due 11/25/2036	26,135	15,564
0.344% due 12/25/2036	3,284	1,940
0.354% due 04/25/2036	2,407	2,376
0.354% due 09/25/2036	5,688	3,321
0.374% due 03/25/2037	6,469	3,332
0.394% due 02/25/2037	3,122	1,910
0.414% due 10/25/2036	3,529	2,115
0.424% due 09/25/2036	4,249	2,512
0.424% due 10/25/2036	2,367	1,482
0.424% due 11/25/2036	27,006	16,242
0.424% due 02/25/2037	14,266	6,650
0.444% due 08/25/2036	23,735	14,966
0.444% due 05/25/2037	4,881	3,190
0.534% due 03/25/2037	4,744	2,503
0.554% due 02/25/2037	11,496	5,457
0.654% due 06/25/2034	31	31
0.839% due 09/25/2035	3,000	2,638
0.929% due 07/25/2035	4,000	3,211
0.994% due 07/25/2037	3,532	3,462
1.139% due 06/25/2034	2,913	2,761
1.194% due 03/25/2033	1,451	1,381
1.214% due 08/25/2034	278	264
1.244% due 04/25/2035	4,200	3,079
Morgan Stanley Dean Witter Capital, Inc. Trust
1.469% due 09/25/2032	2,658	2,627
1.544% due 02/25/2033	1,620	1,552
Morgan Stanley Home Equity Loan Trust
0.354% due 04/25/2036	3,174	2,253
0.424% due 04/25/2037	17,813	10,208
0.544% due 04/25/2037	10,932	6,372
Morgan Stanley IXIS Real Estate Capital Trust
0.244% due 11/25/2036	8	4
Morgan Stanley Mortgage Loan Trust
0.264% due 01/25/2047 ^	4	4
0.274% due 11/25/2036	5,006	2,483
0.314% due 04/25/2037	8,530	4,510
0.424% due 02/25/2037	914	523
0.554% due 04/25/2037	4,133	2,241
5.577% due 10/25/2046 ^	3,817	2,159
5.726% due 10/25/2036 ^	1,839	1,107
5.750% due 11/25/2036 ^	2,441	1,244
5.750% due 04/25/2037 ^	1,138	863
6.000% due 07/25/2047 ^	1,070	863
Motor PLC
0.674% due 08/25/2021	54,903	54,899
National Collegiate Student Loan Trust
0.454% due 02/26/2029	5,000	4,654
0.464% due 03/26/2029	23,500	21,641
Nationstar Home Equity Loan Trust
0.374% due 04/25/2037	2,700	2,656
Nelnet Student Loan Trust
1.225% due 10/25/2019	2,196	2,196
New Century Home Equity Loan Trust
0.869% due 03/25/2035	3,500	3,346
1.079% due 05/25/2034	2,149	2,037
3.194% due 01/25/2033	5,167	4,596
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.524% due 10/25/2036 ^	28,396	11,674
0.594% due 02/25/2037 ^	2,665	1,078
0.684% due 05/25/2035	4,688	4,388
6.032% due 10/25/2036 ^	3,672	2,004

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NovaStar Mortgage Funding Trust
0.294% due 01/25/2037		$5,367	$2,439
0.344% due 09/25/2036		22,907	12,040
0.344% due 03/25/2037		5,885	3,059
0.349% due 06/25/2036		3,807	2,858
0.364% due 11/25/2036		12,953	6,148
0.374% due 03/25/2037		4,872	2,542
0.404% due 01/25/2037		24,141	11,189
0.444% due 10/25/2036		7,556	3,894
0.904% due 12/25/2033		829	797
1.019% due 06/25/2034		100	95
2.069% due 03/25/2035		9,200	8,202
NYLIM Flatiron CLO Ltd.
0.531% due 08/08/2020		2,390	2,380
Oaktree Enhanced Income Funding Ltd.
1.487% due 04/20/2023		21,800	21,753
OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	37,112
2.470% due 09/18/2024		100	100
Option One Mortgage Loan Trust
0.334% due 01/25/2037		32,606	19,143
0.364% due 05/25/2037		4,837	2,955
0.374% due 04/25/2037		9,313	5,676
0.414% due 01/25/2037		13,449	7,985
0.434% due 04/25/2037		4,524	2,698
0.444% due 03/25/2037		2,038	1,199
0.444% due 07/25/2037		4,656	2,930
0.524% due 04/25/2037		3,577	2,211
0.554% due 01/25/2036		6,600	4,613
0.704% due 08/25/2035		4,500	3,464
Option One Mortgage Loan Trust Asset-Backed Certificates
0.654% due 11/25/2035		8,500	6,337
Ownit Mortgage Loan Trust
0.794% due 10/25/2036 ^		4,789	3,942
Palisades CDO Ltd.
0.655% due 07/22/2039		6,511	6,462
Panhandle-Plains Higher Education Authority, Inc.
1.456% due 10/01/2035		20,046	20,308
Panther CDO BV
0.304% due 03/20/2084	EUR	41,318	44,306
0.364% due 10/15/2084		13,723	14,644
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.994% due 12/25/2034		$7,369	6,248
Penta CLO S.A.
0.268% due 06/04/2024	EUR	32,998	36,434
People’s Choice Home Loan Securities Trust
0.914% due 05/25/2035 ^		$3,100	2,885
1.139% due 05/25/2035 ^		7,000	5,162
1.544% due 01/25/2035		6,500	5,548
People’s Financial Realty Mortgage Securities Trust
0.334% due 09/25/2036		24,435	9,877
Popular ABS Mortgage Pass-Through Trust
0.284% due 06/25/2047 ^		1,886	1,874
0.404% due 01/25/2037		7,000	5,802
0.824% due 06/25/2035		3,676	3,203
5.700% due 12/25/2034		9,967	7,829
Primus CLO Ltd.
0.521% due 07/15/2021		100,858	99,175
RAAC Trust
0.469% due 05/25/2036		1,794	1,630
0.494% due 06/25/2044		4,351	3,742
0.534% due 02/25/2036		3,600	3,248
0.549% due 11/25/2046		15,436	13,392
0.594% due 06/25/2047		4,282	4,078
1.694% due 09/25/2047		10,900	8,938
Renaissance Home Equity Loan Trust
0.554% due 11/25/2034		372	320
0.894% due 08/25/2032		104	96
1.074% due 08/25/2033		80	75
5.473% due 01/25/2037		9,610	5,537
5.565% due 02/25/2036		8	8
5.893% due 06/25/2037		8,207	4,290
Residential Asset Mortgage Products Trust
0.364% due 05/25/2036		171	171
0.419% due 10/25/2034		2,249	2,086
0.424% due 01/25/2036		3,608	3,555
0.484% due 02/25/2036		4,650	4,075
0.494% due 05/25/2036 ^		5,504	4,143
2.114% due 11/25/2034		6,880	6,316
2.749% due 12/25/2034		2,000	1,695
5.072% due 04/25/2034		389	399

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Residential Asset Securities Corp. Trust
0.324% due 11/25/2036		$16,391	$13,611
0.344% due 08/25/2036		2,098	1,951
0.344% due 09/25/2036		1,859	1,826
0.354% due 06/25/2036		1,609	1,553
0.364% due 11/25/2036		6,558	5,784
0.374% due 04/25/2036		3,636	3,437
0.394% due 02/25/2036		790	783
0.434% due 10/25/2036		3,000	2,311
0.464% due 07/25/2036		12,000	6,348
0.464% due 05/25/2037		4,300	3,930
0.474% due 04/25/2036		4,200	3,609
0.484% due 03/25/2036		2,260	2,234
0.604% due 01/25/2036		3,160	2,804
0.634% due 11/25/2035		6,840	6,173
0.694% due 07/25/2032 ^		4	3
0.779% due 06/25/2033		1,907	1,642
0.784% due 09/25/2035		5,000	4,495
1.019% due 07/25/2034		1,551	1,392
1.289% due 03/25/2035		3,127	2,590
Residential Mortgage Loan Trust
1.694% due 09/25/2029		11	11
RMF Euro CDO PLC
0.278% due 09/11/2022	EUR	322	360
SACO, Inc.
0.614% due 03/25/2036 ^		$69	106
0.694% due 12/25/2035		62	59
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020		95	96
Securitized Asset-Backed Receivables LLC Trust
0.254% due 12/25/2036 ^		304	120
0.324% due 05/25/2037 ^		966	690
0.354% due 07/25/2036		3,450	1,705
0.434% due 07/25/2036		4,436	2,228
0.444% due 03/25/2036		15,273	9,304
0.444% due 05/25/2036		7,937	4,621
0.464% due 03/25/2036		27,082	22,067
0.899% due 04/25/2035		114	113
1.154% due 01/25/2036 ^		7,566	6,325
SG Mortgage Securities Trust
0.344% due 10/25/2036		20,988	12,753
SLC Student Loan Trust
1.237% due 06/15/2021		4,300	4,204
SLM Private Credit Student Loan Trust
0.577% due 12/16/2041		12,000	10,521
SLM Private Education Loan Trust
2.457% due 06/16/2042		18,000	18,977
3.200% due 05/16/2044		2,925	3,017
3.457% due 05/16/2044		32,118	33,428
SLM Student Loan Trust
0.222% due 12/15/2023	EUR	86	94
0.232% due 06/17/2024		10,804	11,614
0.425% due 01/25/2019		$1,493	1,475
0.465% due 04/27/2020		3,988	3,987
0.625% due 01/25/2022		12,000	11,386
0.795% due 10/25/2017		8,513	8,501
0.845% due 10/25/2017		9	9
0.945% due 04/25/2019		700	688
1.195% due 07/25/2023		700	680
1.537% due 12/15/2033		22,326	20,119
1.595% due 01/25/2018		386	387
1.795% due 04/25/2023		52,320	52,501
1.995% due 07/25/2023		3,075	3,092
SMART ABS Trust
1.180% due 02/14/2019		95	94
SNAAC Auto Receivables Trust
1.030% due 09/17/2018		3	3
Soundview Home Loan Trust
0.304% due 01/25/2037		59	40
0.354% due 11/25/2036		11,596	9,925
0.354% due 01/25/2037		5,645	3,849
0.374% due 02/25/2037		10,514	4,474
0.374% due 08/25/2037		4,000	2,923
0.404% due 06/25/2037		25,414	15,735
0.434% due 07/25/2036		13,400	8,542
0.444% due 08/25/2037		3,828	2,696
0.454% due 02/25/2037		13,567	5,843
0.474% due 05/25/2036		5,000	4,014
0.494% due 11/25/2035		1	1
1.019% due 06/25/2035		5,205	4,704
South Carolina Student Loan Corp.
1.074% due 03/02/2020		552	555
1.324% due 09/03/2024		600	592
Specialty Underwriting & Residential Finance Trust
0.294% due 11/25/2037		887	564
0.494% due 12/25/2036		8,628	6,692
0.544% due 09/25/2036		2,922	2,874
0.544% due 03/25/2037		5,059	2,773

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.694% due 06/25/2036		$1,795	$1,726
0.799% due 06/25/2036		18,300	13,169
1.169% due 12/25/2035		5,290	4,720
4.350% due 02/25/2037 ^		8,542	4,498
Stone Tower CLO Ltd.
0.509% due 04/17/2021		3,826	3,793
0.519% due 04/17/2021		2,090	2,062
Structured Asset Investment Loan Trust
0.344% due 06/25/2036		3,129	2,680
0.494% due 01/25/2036		6,526	5,199
0.894% due 04/25/2033		1,833	1,784
1.094% due 05/25/2035		9,400	7,870
1.124% due 09/25/2034		609	544
1.169% due 01/25/2035		10,188	7,307
1.194% due 09/25/2034		417	405
1.319% due 01/25/2035		3,957	950
1.394% due 01/25/2033		97	96
1.574% due 04/25/2033		601	502
1.769% due 01/25/2035		4,313	574
1.919% due 01/25/2035 ^		5,691	244
Structured Asset Securities Corp.
5.180% due 10/25/2034		1,481	1,536
Structured Asset Securities Corp. Mortgage Loan Trust
0.294% due 01/25/2037		418	418
0.304% due 01/25/2037		1,056	1,051
0.354% due 03/25/2036		171	165
0.374% due 01/25/2037		3,765	1,918
0.444% due 09/25/2036		4,500	3,626
0.494% due 06/25/2035		2,987	2,648
0.564% due 04/25/2036		6,436	5,599
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		50	51
SVO Mortgage LLC
2.000% due 09/20/2029		41	41
Symphony CLO Ltd.
0.561% due 05/15/2019		59,339	59,039
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		70	70
Triaxx Prime CDO Ltd.
0.453% due 10/02/2039		117,434	92,773
Wachovia Loan Trust
0.554% due 05/25/2035		1,025	1,002
WaMu Asset-Backed Certificates Trust
0.444% due 04/25/2037		15,672	7,685
Washington Mutual Asset-Backed Certificates Trust
0.254% due 10/25/2036		2,172	1,116
Wood Street CLO BV
0.280% due 03/29/2021	EUR	3,618	4,030

Total Asset-Backed Securities (Cost $3,088,980)			3,297,568

SOVEREIGN ISSUES 10.6%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		6,910	6,662
Autonomous Community of Catalonia
4.300% due 11/15/2016		4,750	5,432
4.750% due 06/04/2018		40,886	48,277
4.900% due 09/15/2021		3,200	3,813
4.950% due 02/11/2020 (k)		4,950	5,934
Autonomous Community of Valencia
4.000% due 11/02/2016		5,900	6,829
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	76,612
4.125% due 09/15/2017	EUR	37,800	39,024
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (f)	BRL	4,569,352	1,113,912
0.000% due 04/01/2016 (f)		8,081,875	1,902,173
0.000% due 07/01/2016 (f)		4,964,800	1,126,018
0.000% due 10/01/2016 (f)		11,205,800	2,441,870
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		442,400	85,552
10.000% due 01/01/2025		1,087,000	200,991
Canada Government International Bond
3.000% due 12/01/2015	CAD	505	380
China Development Bank Corp.
5.800% due 01/03/2016	CNY	5,445	864

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Cyprus Government International Bond
3.750% due 11/01/2015	EUR	17,201	$19,213
3.875% due 05/06/2022		6,000	6,796
4.625% due 02/03/2020		12,500	14,753
4.750% due 02/25/2016 (i)		14,800	16,669
4.750% due 06/25/2019		22,020	26,157
Export-Import Bank of Korea
2.625% due 12/30/2020 (k)		$31,700	32,111
Italy Buoni Poliennali Del Tesoro
3.750% due 05/01/2021	EUR	70	90
3.750% due 09/01/2024		247,600	324,427
4.000% due 02/01/2037		255	350
4.500% due 08/01/2018		185	231
5.000% due 03/01/2022		120	166
Korea Development Bank
3.250% due 03/09/2016		$9,800	9,895
3.250% due 09/20/2016		21,600	22,050
4.000% due 09/09/2016		20,000	20,539
Korea Housing Finance Corp.
4.125% due 12/15/2015		96,300	96,927
Mexico Government International Bond
4.000% due 11/15/2040 (g)	MXN	910,616	57,082
4.000% due 11/08/2046 (g)		4,060,244	256,419
4.750% due 06/14/2018		1,000,000	59,447
6.500% due 06/10/2021		3,183,910	198,161
6.500% due 06/09/2022		2,107,800	129,620
7.750% due 05/29/2031		491,700	32,376
8.000% due 06/11/2020		1,321,800	87,604
8.000% due 12/07/2023		1,000,000	66,779
8.500% due 12/13/2018		5,100,000	334,626
10.000% due 12/05/2024		1,628,900	122,985
New South Wales Treasury Corp.
6.000% due 03/01/2022	AUD	165	139
New South Wales Treasury Corp. Inflation Linked Bond
2.750% due 11/20/2025		1,231	1,030
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of Alberta
4.000% due 12/01/2019	CAD	85	71
Province of British Columbia
1.200% due 04/25/2017		$45	45
4.300% due 06/18/2042	CAD	55	49
Province of Manitoba
4.400% due 09/05/2025		80	70
Province of Ontario
1.650% due 09/27/2019		$85,700	85,722
3.000% due 07/16/2018		17,500	18,352
3.150% due 06/02/2022	CAD	105,550	85,139
4.000% due 10/07/2019		$23,855	26,035
4.000% due 06/02/2021	CAD	69,700	58,729
4.400% due 06/02/2019		31,175	26,013
4.400% due 04/14/2020		$18,900	21,092
5.500% due 06/02/2018	CAD	20,700	17,330
Province of Quebec
2.750% due 08/25/2021		$81,800	84,743
3.500% due 07/29/2020		11,900	12,847
3.500% due 12/01/2022	CAD	68,053	55,910
4.250% due 12/01/2021		193,900	165,817
4.500% due 12/01/2020		123,800	106,159
4.625% due 05/14/2018		$1,000	1,089
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	348
Republic of Germany
0.750% due 04/15/2018 (g)	EUR	3,287	3,786
3.250% due 01/04/2020		30	38
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	6,830,000	48,109
4.500% due 07/03/2017		5,920,000	41,699
5.000% due 08/22/2016		6,000,000	45,513
5.250% due 02/01/2016		1,078,800	8,453
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	7,000	8,344
4.125% due 02/18/2019		$400	423
5.250% due 02/18/2024		15,200	16,777
5.500% due 10/26/2022		62,600	70,535
5.850% due 05/10/2023		16,400	18,820
South Africa Government International Bond
4.500% due 04/05/2016	EUR	150	171
Xunta de Galicia
5.763% due 04/03/2017		20,443	24,654
6.131% due 04/03/2018		13,520	17,175
6.964% due 12/28/2017		10,400	13,305

Total Sovereign Issues (Cost $11,916,933)			10,084,363

18	See Accompanying Notes

September 30, 2015

(Unaudited)

		SHARES	MARKET VALUE (000s)
CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (h)		182,618	$213,252

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)		8,712,560	0
6.250% due 07/14/2033 (d)		475,440	0

			0

Total Convertible Preferred Securities (Cost $212,129)			213,252

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%
CoBank ACB
6.250% due 10/01/2022 (h)		40,000	4,155
GMAC Capital Trust
8.125% due 02/15/2040		384,549	9,817
Navient Corp. CPI Linked Security
2.124% due 03/15/2017		4,700	108

Total Preferred Securities (Cost $14,433)			14,080

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.1%

CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$194,750	194,729
1.078% due 05/16/2016		155,000	154,627
1.081% due 05/16/2016		500	499
Intesa Sanpaolo SpA
1.666% due 04/11/2016		11,200	11,219
Sumitomo Mitsui Banking Corp.
0.609% due 05/02/2017		315,300	315,302

			676,376

COMMERCIAL PAPER 0.5%
CommonWealth Edison
0.500% due 10/13/2015		14,700	14,699
0.510% due 10/06/2015		4,800	4,800
ENI Finance USA, Inc.
0.570% due 10/06/2015		20,700	20,699
Entergy Corp.
0.900% due 10/13/2015		18,100	18,097
0.910% due 10/16/2015		6,550	6,549
0.950% due 10/23/2015		12,800	12,796
0.950% due 11/16/2015		11,600	11,593
0.950% due 12/01/2015		25,000	24,978
Ford Motor Credit Co.
0.850% due 10/27/2015		53,400	53,381
1.070% due 01/07/2016		46,400	46,326
Hewlett-Packard Co.
0.670% due 10/02/2015		10,650	10,650
Southwestern Energy Co.
1.270% due 10/01/2015		25,000	25,000
1.270% due 10/26/2015		85,500	85,471
Tesco Treasury Services PLC
2.250% due 10/09/2015		20,000	19,990
Volvo Group Treasury N.A.
0.500% due 10/19/2015		17,550	17,548
0.530% due 10/16/2015		10,200	10,199
Weatherford International Ltd.
1.080% due 10/01/2015		11,000	11,000
1.180% due 10/14/2015		16,600	16,597
1.180% due 10/19/2015		12,500	12,497
WPP CP LLC
0.530% due 10/09/2015		8,300	8,299
0.550% due 10/20/2015		8,600	8,599

			439,768

REPURCHASE AGREEMENTS (j) 0.0%			33,607

CHINA TREASURY BILLS 0.0%
3.320% due 10/13/2015	CNY	200	31

JAPAN TREASURY BILLS 1.9%
(0.021%) due 10/05/2015 - 12/28/2015 (e)	JPY	220,220,000	1,835,761

MEXICO TREASURY BILLS 0.0%
3.620% due 05/26/2016	MXN	207,000	11,977

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY BILLS 0.0%
0.113% due 01/07/2016 - 02/18/2016 (e)(k)(m)(o)	$12,986	$12,986

Total Short-Term Instruments (Cost $2,996,528)		3,010,506

Total Investments in Securities (Cost $134,011,103)		133,216,611

	SHARES
INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	111,024,275	1,100,806

Total Short-Term Instruments (Cost $1,100,806)		1,100,806

Total Investments in Affiliates (Cost $1,100,806)		1,100,806

Total Investments 141.4% (Cost $135,111,909)		$134,317,417
Financial Derivative Instruments (l)(n) 3.5% (Cost or Premiums, net $(366,199))		3,364,138
Other Assets and Liabilities, net (44.9%)		(42,709,228)

Net Assets 100.0%		$94,972,327

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon bond.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$270,640	0.28%
Cyprus Government International Bond	4.750	02/25/2016	06/24/2015	16,729	16,669	0.02
Navient Corp.	5.000	12/15/2015	03/06/2014 - 03/10/2014	2,067	2,074	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	15,815	0.02

				$308,096	$305,198	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.290%	09/30/2015	10/01/2015	$17,000	Freddie Mac 4.000% due 03/01/2043	$(17,554)	$17,000	$17,000
NOM	0.270	09/30/2015	10/01/2015	1,400	U.S. Treasury Notes 1.750% due 09/30/2022	(1,432)	1,400	1,400
SAL	0.280	09/30/2015	10/01/2015	2,100	U.S. Treasury Notes 2.125% due 12/31/2021	(2,148)	2,100	2,100
SSB	0.000	09/30/2015	10/01/2015	13,107	U.S. Treasury Notes 1.875% due 06/30/2020	(13,370)	13,107	13,107

Total Repurchase Agreements						$(34,504)	$33,607	$33,607

(1)	Includes accrued interest.

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.375%)	05/11/2015	TBD(2)		$(21,741)	$(21,709)
BRC	(2.000)	01/30/2015	TBD(2)		(6,276)	(6,191)
	(2.000)	03/02/2015	TBD(2)		(852)	(842)
	(1.000)	01/20/2015	TBD(2)		(8,457)	(8,397)
	(0.250)	09/18/2015	TBD(2)		(3,699)	(3,699)
DBL	(0.650)	05/28/2015	TBD(2)	EUR	(2,383)	(2,657)
	(0.650)	08/03/2015	TBD(2)		(2,199)	(2,454)
DEU	(0.500)	03/13/2015	TBD(2)		$(2,965)	(2,957)
	0.220	10/01/2015	10/05/2015		(1,027,500)	(1,027,500)
GRE	0.440	09/18/2015	10/02/2015		(29,512)	(29,517)
JPS	0.220	10/01/2015	10/08/2015		(15,019)	(15,019)
	0.300	09/24/2015	10/01/2015		(25,719)	(25,720)
	0.400	09/24/2015	10/01/2015		(130,011)	(130,021)
SAL	0.650	10/02/2015	TBD(2)		(3,750)	(3,750)

Total Reverse Repurchase Agreements						$(1,280,433)

(2) Open maturity reverse repurchase agreement.

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Sale-Buyback Transactions
GSC	0.250%	09/24/2015	10/01/2015		$(84,984)	$(84,988)

Total Sale-Buyback Transactions						$(84,988)

(3)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $0 at a weighted average interest rate of 0.000%.

20	See Accompanying Notes

September 30, 2015

(Unaudited)

SHORT SALES*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	10/01/2030	$37,000	$(38,740)	$(38,725)
Fannie Mae	4.500	11/01/2045	2,700	(2,916)	(2,926)

Total Short Sales				$(41,656)	$(41,651)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of September 30, 2015:

(k)	Securities with an aggregate market value of $1,359,499 and cash of $310 have been pledged as collateral under the terms of the following master agreements as of September 30, 2015.

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/Pledged	Net Exposure (4)
Global/Master Repurchase Agreement
BCY	$0	$(21,709)	$0	$(21,709)	$20,787	$(922)
BRC	0	(19,129)	0	(19,129)	19,850	721
COM	0	0	0	0	2,047	2,047
DBL	0	(5,111)	0	(5,111)	4,915	(196)
DEU	0	(1,030,457)	0	(1,030,457)	1,022,162	(8,295)
GRE	0	(29,517)	0	(29,517)	29,399	(118)
GSC	17,000	0	0	17,000	(17,554)	(554)
JPS	0	(170,760)	0	(170,760)	169,342	(1,418)
NOM	1,400	0	0	1,400	(1,432)	(32)
SAL	2,100	(3,750)	0	(1,650)	1,600	(50)
SSB	13,107	0	0	13,107	(13,370)	(263)
Master Securities Forward Transaction Agreement
GSC	0	0	(84,988)	(84,988)	85,137	149

Total Borrowings and Other Financing Transactions	$33,607	$(1,280,433)	$(84,988)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(43,795)	$(43,795)
Sovereign Issues	0	0	0	(5,111)	(5,111)
U.S. Treasury Obligations	(155,741)	(29,517)	0	0	(185,258)

Total	$(155,741)	$(29,517)	$0	$(48,906)	$(234,164)
Sale-Buyback Transactions
U.S. Treasury Obligations	(84,988)	0	0	0	(84,988)

Total	$(84,988)	$0	$0	$0	$(84,988)

Total Borrowings	$(240,729)	$(29,517)	$0	$(48,906)	$(319,152)

Gross amount of recognized liabilities for reverse repurchase agreements and sale-buyback financing transactions (5)					$(319,152)

(5)	Unsettled reverse repurchase agreements liability of $(1,046,269) is outstanding at period end.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$110.000	11/20/2015	11,195	$96	$83
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.250	11/20/2015	438	4	3
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.500	11/20/2015	4,227	36	31
Put - CBOT U.S. Treasury 5-Year Note December Futures	110.750	11/20/2015	59,216	507	436
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.000	11/20/2015	4,878	42	36
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/20/2015	14,600	125	217
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/20/2015	8,268	71	122
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/20/2015	38,914	333	576
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.500	11/20/2015	4,339	37	64
Put - CBOT U.S. Treasury 10-Year Note December Futures	109.500	11/20/2015	4,906	42	72
				$1,293	$1,640

Total Purchased Options				$1,293	$1,640

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

FUTURES CONTRACTS:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	27,881	$(28,929)	$1,046	$0
90-Day Eurodollar December Futures	Short	12/2017	25,953	(43,393)	973	0
90-Day Eurodollar June Futures	Short	06/2016	33,291	(31,195)	1,248	0
90-Day Eurodollar June Futures	Short	06/2017	15,155	(24,672)	568	0
90-Day Eurodollar March Futures	Short	03/2017	33,173	(45,547)	1,244	0
90-Day Eurodollar March Futures	Short	03/2018	11,340	(18,521)	425	0
90-Day Eurodollar September Futures	Short	09/2016	67,897	(80,614)	2,546	0
90-Day Eurodollar September Futures	Short	09/2017	16,210	(26,887)	608	0
Australia Government 10-Year Bond December Futures	Short	12/2015	1,342	(426)	192	(1,006)
Call Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,345	(1,100)	243	(97)
Call Options Strike @ EUR 165.500 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	11,770	(11)	0	0
Call Options Strike @ EUR 167.000 on Euro-Bund 10-Year Bond November Futures	Long	11/2015	13,085	(12)	0	0
Canada Government 10-Year Bond December Futures	Short	12/2015	11,809	13,764	2,478	(1,681)
Euro-Bobl December Futures	Long	12/2015	2,591	1,440	160	(153)
Euro-BTP Italy Government Bond December Futures	Long	12/2015	15,481	44,073	8,822	0
Euro-Bund 10-Year Bond December Futures	Long	12/2015	244	242	260	(4,382)
Euro-Bund 10-Year Bond December Futures	Short	12/2015	12,104	(19,619)	0	0
Euro-Schatz December Futures	Long	12/2015	9,546	1,034	0	(572)
Put Options Strike @ EUR 110.800 on Euro-Schatz 10-Year Bond November Futures	Long	11/2015	35,950	(34)	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,965	273	278	(5)
Put Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond December Futures	Short	10/2015	4,974	352	357	(5)
U.S. Treasury 5-Year Note December Futures	Long	12/2015	82,214	69,545	614	(2,425)
U.S. Treasury 10-Year Note December Futures	Long	12/2015	78,787	114,859	411	(5,946)
U.S. Treasury 30-Year Bond December Futures	Short	12/2015	14,184	(31,290)	8,711	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	480	(245)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	25,578	(26,826)	0	(967)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	61,434	(56,701)	0	(2,323)
United Kingdom Long Gilt December Futures	Short	12/2015	4,872	(7,297)	885	(1,843)

Total Futures Contracts				$(197,737)	$32,069	$(21,414)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.134%	$60,000	$134	$(101)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$2,302,344	$67,214	$(65,658)	$8,261	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020		83,100	20	172	173	(41)
CDX.IG-24 5-Year Index	1.000	06/20/2020		4,316,100	22,952	(36,561)	74	0
CDX.IG-25 5-Year Index	1.000	12/20/2020		2,632,500	9,416	(7,590)	59	(362)
iTraxx Europe Crossover 23 5-Year Index	5.000	06/20/2020	EUR	85,100	4,668	(1,858)	265	0
iTraxx Europe Crossover 24 5-Year Index	5.000	12/20/2020		890,300	58,723	(17,702)	1,438	0
iTraxx Europe Main 24 5-Year Index	1.000	12/20/2020		3,092,500	17,782	(19,199)	1,153	0

					$180,775	$(148,396)	$11,423	$(403)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

22	See Accompanying Notes

September 30, 2015

(Unaudited)

INTEREST RATE SWAPS

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$1,540,600	$(4,280)	$(1,770)	$111	$0
Receive	3-Month CAD-Bank Bill	2.300	12/15/2025	CAD	62,000	(1,689)	(230)	0	(10)
Pay	3-Month USD-LIBOR	2.500	12/16/2025		$332,800	(13,001)	(6,612)	331	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		2,041,300	(10,152)	(10,173)	309	0
Receive	3-Month USD-LIBOR	1.750	05/06/2018		5,000,000	(68,834)	(44,826)	1,388	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		1,396,100	(38,282)	(30,906)	816	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,823,000	(46,109)	(54,900)	1,199	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		4,273,200	(135,312)	(157,135)	2,080	0
Receive	3-Month USD-LIBOR	2.350	08/05/2025		1,242,300	(42,598)	(35,641)	1,184	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		6,227,300	(249,931)	(349,840)	4,231	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		10,703,200	(429,692)	(1,013,269)	33,035	0
Receive	6-Month GBP-LIBOR	1.837	10/06/2017	GBP	459,900	(12,297)	(12,297)	0	(98)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		760,000	(11,257)	(6,472)	0	(200)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		1,828,600	(22,350)	(15,726)	0	(632)
Receive	28-Day MXN-TIIE	3.615	12/18/2015	MXN	14,500,000	(421)	282	0	(27)
Receive	28-Day MXN-TIIE	3.605	12/18/2015		8,675,000	(240)	158	0	(16)
Receive	28-Day MXN-TIIE	3.430	12/22/2015		91,400,000	(191)	(192)	0	(171)
Receive	28-Day MXN-TIIE	3.455	12/23/2015		47,000,000	(244)	(244)	0	(244)
Receive	28-Day MXN-TIIE	3.445	12/23/2015		12,084,900	(46)	(46)	0	(46)
Pay	28-Day MXN-TIIE	4.090	08/23/2016		25,400,000	3,762	3,762	417	0
Pay	28-Day MXN-TIIE	4.060	08/24/2016		38,507,900	5,013	4,369	637	0
Pay	28-Day MXN-TIIE	4.390	09/08/2017		448,300	43	43	19	0
Pay	28-Day MXN-TIIE	4.785	09/20/2017		17,600,000	(472)	(472)	399	0
Receive	28-Day MXN-TIIE	4.340	09/28/2017		5,189,700	116	116	116	0
Receive	28-Day MXN-TIIE	4.335	09/28/2017		8,670,000	244	244	244	0
Pay	28-Day MXN-TIIE	4.740	09/20/2018		3,000,000	(49)	(49)	217	0
Receive	28-Day MXN-TIIE	4.730	09/27/2018		5,900,000	369	369	369	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		9,643,000	15,656	(2,043)	846	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019		5,238,000	5,356	(939)	530	0
Pay	28-Day MXN-TIIE	4.982	07/03/2019		4,300,000	(244)	(244)	480	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,288,800	(321)	(1,157)	170	0
Pay	28-Day MXN-TIIE	6.330	11/08/2019		1,870,800	577	43	180	0
Pay	28-Day MXN-TIIE	6.350	11/08/2019		1,776,100	585	36	171	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		1,430,100	414	225	139	0
Pay	28-Day MXN-TIIE	4.925	01/13/2020		1,000,000	(697)	(83)	155	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		2,600,000	234	225	422	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		1,175,000	(402)	18	209	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		2,635,100	2,128	107	516	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,286,000	1,442	66	250	0
Pay	28-Day MXN-TIIE	5.535	06/11/2020		4,350,000	2,388	(635)	863	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		2,800,000	11,615	(159)	0	(238)
Pay	28-Day MXN-TIIE	6.240	02/01/2021		2,310,000	4,765	(326)	604	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021		770,500	1,792	(1,498)	221	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		1,200,000	3,899	(132)	347	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		500	1	0	0	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		1,115,300	827	(422)	340	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		2,262,900	1,456	(835)	690	0
Pay	28-Day MXN-TIIE	5.765	09/30/2021		3,300,000	795	42	1,008	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		349,900	90	69	107	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021		3,082,600	(1,339)	(1,339)	940	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		7,930,900	(2,477)	1,602	2,422	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		17,420,100	(16,213)	(15,102)	5,405	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		999,500	548	53	317	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		3,082,200	390	1,334	976	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		234,100	83	50	75	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		5,228,100	(6,924)	(4,077)	1,660	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		1,000,800	529	(154)	344	0
Pay	28-Day MXN-TIIE	5.940	07/13/2022		12,327,300	2,553	350	4,301	0
Pay	28-Day MXN-TIIE	6.010	07/19/2022		1,344,000	566	566	469	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		10,384,600	(15,206)	5,614	3,627	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		156,000	(87)	(17)	55	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		1,564,000	540	699	554	0
Pay	28-Day MXN-TIIE	5.910	09/22/2022		4,451,800	(464)	(464)	0	(464)
Pay	28-Day MXN-TIIE	5.930	09/22/2022		2,770,000	(89)	(89)	0	(89)
Pay	28-Day MXN-TIIE	5.750	06/05/2023		876,900	(1,013)	342	329	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		1,920,100	5,253	(3,461)	789	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		4,821,200	4,448	959	2,081	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		416,800	40	40	178	0
Pay	28-Day MXN-TIIE	7.270	04/10/2029		275,000	875	(29)	120	0
Pay	28-Day MXN-TIIE	6.860	11/27/2029		145,000	63	0	60	0

						$(1,053,468)	$(1,752,222)	$80,052	$(2,235)

Total Swap Agreements						$(872,559)	$(1,900,719)	$91,476	$(2,638)

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2015:

(m)	Securities with an aggregate market value of $2,353,609 and cash of $50,093 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset (5)			Market Value	Variation Margin Liability (5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1,640	$32,136	$92,282	$126,058	$0	$(21,517)	$(4,136)	$(25,653)

(5)

Unsettled variation margin asset of $67 and liability of $(103) for closed futures and unsettled variation margin asset of $806 and liability of $(1,498) for closed swap agreements is outstanding at period end.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	09/2016	CNY	500,946	$	76,120	$0	$(422)
BOA	10/2015	BRL	863,426		226,612	10,492	(1,669)
	10/2015	CNY	247,790		37,544	0	(1,374)
	10/2015	JPY	56,773,710		474,300	913	0
	10/2015	MYR	45,011		10,764	514	0
	10/2015	RUB	1,778,358		26,411	0	(629)
	10/2015	SGD	36,041		25,596	274	0
	10/2015	THB	1,912,783		52,607	0	(59)
	10/2015	TWD	3,589,810		110,711	2,081	0
	10/2015	$	216,657	BRL	863,426	1,133	0
	10/2015		1,090,782	CAD	1,460,325	3,497	0
	10/2015		38,970	CNY	247,790	0	(52)
	10/2015		1,393	GBP	912	0	(13)
	10/2015		198,524	KRW	235,713,187	197	0
	10/2015		65,881	PHP	3,095,427	287	0
	10/2015		3,409	RUB	225,494	35	0
	10/2015		172,665	THB	6,276,549	152	0
	11/2015	BRL	57,662	$	14,301	0	(84)
	11/2015	CAD	1,460,325		1,090,625	0	(3,484)
	11/2015	CNY	488,638		75,442	51	(1,098)
	11/2015	ILS	537,304		136,743	0	(323)
	11/2015	RUB	1,522,056		22,114	0	(744)
	11/2015	$	1,513	CAD	2,002	0	(13)
	11/2015		92,613	EUR	83,310	536	0
	11/2015		160,218	ILS	629,861	541	(82)
	11/2015		6,000	RUB	411,000	173	0
	12/2015	HKD	5,298	$	684	0	0
	12/2015	MXN	1,003,435		59,174	176	0
	12/2015	$	21,615	HKD	167,561	5	0
	04/2016	BRL	355,363	$	107,784	23,375	0
	06/2016	EUR	1,795,000		2,458,722	441,962	0
	06/2016	$	140,340	EUR	103,913	0	(23,597)
	09/2016	EUR	500,000	$	655,000	91,834	0
	10/2016	BRL	1,205,000		285,535	12,112	0
BPS	10/2015		2,045,353		617,602	101,947	(262)
	10/2015	JPY	71,620,000		580,871	0	(16,156)
	10/2015	SGD	36,041		25,594	272	0
	10/2015	$	517,721	BRL	2,045,353	4,427	(6,232)
	10/2015		18,777	RUB	1,251,393	332	0
	11/2015	BRL	1,441,385	$	355,322	125	(4,391)
	11/2015	JPY	106,273,103		884,590	0	(1,627)
	11/2015	$	10,000	RUB	686,000	303	0
	12/2015	JPY	56,240,000	$	467,196	0	(2,287)
	12/2015	MXN	634,870		37,307	0	(20)
	01/2016	BRL	267,344		91,150	25,843	0
	01/2016	CNY	45,011		6,876	0	(115)
	04/2016	BRL	368,000		102,937	15,526	0
	04/2016	MXN	3,311,642		206,416	13,772	0
	09/2016	CNY	528,459		80,319	0	(427)
	10/2016	BRL	1,575,000		380,888	23,509	0
	01/2018		14,509		4,243	1,332	0
BRC	10/2015		78,900		27,929	8,028	0
	10/2015	INR	5,885,441		87,974	0	(1,590)
	10/2015	SGD	239,419		171,014	2,804	0
	10/2015	$	19,860	BRL	78,900	42	0
	10/2015		225,968	INR	14,574,967	0	(4,168)
	10/2015		40,520	PHP	1,888,232	0	(157)
	10/2015		69,556	SGD	98,758	0	(171)
	10/2015		20,199	THB	726,760	0	(180)
	10/2015		61,562	TWD	1,997,071	0	(1,129)
	11/2015	BRL	200,647	$	49,962	0	(94)
	11/2015	ILS	494,379		128,151	2,035	0
	12/2015	MXN	3,866,104		226,865	0	(443)
	12/2015	$	1,247	MXN	21,386	10	0

24	See Accompanying Notes

September 30, 2015

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	06/2016	EUR	540,000	$	741,254	$134,373	$0
	07/2016	BRL	366,146		95,246	10,446	(56)
CBK	10/2015		257,315		70,011	5,106	0
	10/2015	CAD	1,484,939		1,119,425	6,701	0
	10/2015	ILS	237,781		62,402	1,784	0
	10/2015	JPY	83,851,800		694,531	0	(4,438)
	10/2015	KRW	111,946,850		95,252	874	0
	10/2015	MYR	58,969		14,781	1,353	0
	10/2015	PHP	16,769		359	1	0
	10/2015	THB	2,480,473		69,598	1,301	0
	10/2015	$	24,033	AUD	34,444	143	0
	10/2015		64,768	BRL	257,315	137	0
	10/2015		138,578	KRW	162,866,332	0	(1,271)
	10/2015		38,008	MYR	160,594	0	(1,438)
	10/2015		1,334	SGD	1,911	9	0
	11/2015	AUD	164,428	$	115,347	320	(142)
	11/2015	EUR	1,920,353		2,167,673	22,362	(1,841)
	11/2015	GBP	37,402		56,936	364	0
	11/2015	ILS	1,775,252		463,030	10,165	0
	11/2015	JPY	12,944,600		108,057	111	0
	11/2015	$	380,435	AUD	534,261	0	(6,264)
	11/2015		46,067	BRL	189,952	1,321	0
	11/2015		22,938	CAD	30,733	87	0
	11/2015		46,546	DKK	317,145	994	0
	11/2015		3,352,207	EUR	3,026,349	37,010	(5,447)
	11/2015		106,930	ILS	416,344	0	(720)
	11/2015		1,502	NZD	2,303	0	(34)
	12/2015	MXN	2,435,093	$	143,038	60	(193)
	12/2015	SGD	1,911		1,330	0	(10)
	12/2015	$	48,210	MXN	829,374	554	0
	12/2015		31,285	TWD	1,014,260	0	(643)
	01/2016	CNY	713,760	$	108,742	0	(2,121)
	04/2016	BRL	3,005,819		895,873	181,843	0
	06/2016	$	337,675	EUR	250,000	0	(56,810)
	07/2016	BRL	710,229	$	184,792	20,192	0
	10/2016		310,000		70,296	0	(45)
DUB	10/2015		8,097,076		2,104,424	71,522	(9,494)
	10/2015	GBP	427,359		658,132	11,646	0
	10/2015	KRW	125,520,817		104,133	0	(1,689)
	10/2015	MYR	190,098		45,870	2,582	0
	10/2015	THB	145,617		4,045	36	0
	10/2015	TWD	1,000,777		30,468	121	0
	10/2015	$	2,178,188	BRL	8,097,076	36,095	(171,888)
	10/2015		4,624	MYR	19,612	0	(158)
	10/2015		57,491	RUB	3,654,695	0	(1,682)
	10/2015		30,465	TWD	1,000,777	0	(181)
	11/2015	BRL	895,120	$	220,605	0	(2,704)
	11/2015	CHF	7,682		7,833	0	(60)
	11/2015	ILS	1,423,067		367,501	4,478	0
	11/2015	JPY	38,968,661		324,288	0	(674)
	11/2015	$	75,936	BRL	316,380	2,993	0
	11/2015		954,778	EUR	843,409	0	(11,760)
	12/2015	HKD	178,481	$	23,023	0	(6)
	12/2015	MXN	2,122,025		124,906	583	(442)
	12/2015	$	38,315	MXN	666,106	849	0
	01/2016	BRL	676,056	$	228,354	63,209	0
	01/2016	$	100,000	BRL	398,500	0	(2,655)
	02/2016	EUR	450,000	$	605,520	101,531	0
	04/2016	BRL	1,160,550		323,890	48,224	0
	06/2016	EUR	1,250,000		1,709,019	304,692	0
	06/2016	$	2,636	EUR	1,950	0	(445)
	07/2016	BRL	751,100	$	194,585	20,514	0
	09/2016	EUR	500,000		656,880	93,714	0
	10/2016	BRL	5,171,835		1,266,900	98,510	(5,138)
FBF	10/2015		1,408,387		355,288	361	(683)
	10/2015	GBP	259,870		400,608	7,491	0
	10/2015	JPY	298,618,422		2,484,261	0	(4,951)
	10/2015	KRW	227,068,969		190,334	0	(1,099)
	10/2015	MYR	260,412		61,680	2,379	0
	10/2015	$	341,584	BRL	1,344,304	372	(2,871)
	10/2015		461,431	JPY	55,427,400	599	0
	10/2015		176,668	KRW	210,764,622	1,020	0
	10/2015		96,587	MYR	407,792	0	(3,725)
	10/2015		154,084	SGD	216,395	0	(2,050)
	11/2015	CHF	78,552	$	80,560	0	(152)
	11/2015	CNY	5,907		911	0	(14)
	11/2015	$	77,389	CAD	101,444	0	(1,388)
	12/2015	MXN	4,188,526	$	244,050	0	(2,215)
	01/2016	BRL	256,400		74,104	11,471	0
	03/2016		418,200		102,000	2,144	0
	04/2016		1,197,425		301,163	16,739	0
	06/2016	EUR	500,000		685,010	123,279	0
GLM	10/2015	BRL	4,373,822		1,225,855	126,627	(4,018)
	10/2015	ILS	387,806		98,448	0	(416)
	10/2015	JPY	106,015,500		883,383	267	(605)
	10/2015	KRW	47,512,033		39,560	0	(495)

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	10/2015	MXN	2,728,382		172,787	$11,391	$0
	10/2015	THB	1,297,826		35,743	0	(7)
	10/2015	$	1,099,975	BRL	4,373,822	3,272	0
	10/2015		12,699	GBP	8,208	0	(282)
	10/2015		82,243	ILS	312,835	0	(2,492)
	10/2015		1,599,510	JPY	192,889,300	8,369	0
	10/2015		67,961	KRW	80,397,863	0	(181)
	10/2015		69,000	MXN	1,178,175	592	0
	10/2015		51,579	THB	1,868,892	40	(155)
	10/2015		118,132	TWD	3,853,469	0	(1,524)
	11/2015	AUD	768,392	$	550,289	12,143	0
	11/2015	CHF	120,711		124,225	195	0
	11/2015	EUR	1,024,116		1,131,422	1,025	(14,670)
	11/2015	JPY	305,871,634		2,548,737	0	(1,942)
	11/2015	NZD	4,602		2,908	0	(25)
	11/2015	$	255,930	AUD	361,641	0	(2,653)
	11/2015		531,521	CAD	699,460	0	(7,491)
	11/2015		1,618,701	EUR	1,436,151	76	(13,013)
	11/2015		22,476	GBP	14,795	0	(98)
	12/2015	MXN	74,328	$	4,396	26	0
	04/2016	BRL	594,067		172,704	31,595	0
	05/2016	MXN	200,865		12,276	619	0
	06/2016		773,924		47,190	2,384	0
HUS	10/2015	BRL	14,052		3,631	87	0
	10/2015	EUR	5,009		5,708	111	0
	10/2015	JPY	26,835,148		224,100	345	0
	10/2015	KRW	81,554,300		68,596	0	(159)
	10/2015	MYR	395,618		94,422	4,332	0
	10/2015	$	3,537	BRL	14,052	7	0
	10/2015		46,019	CAD	61,650	177	0
	10/2015		1,568	GBP	1,004	0	(50)
	10/2015		158,889	MXN	2,722,268	1,790	0
	10/2015		70,957	MYR	301,213	0	(2,365)
	10/2015		74,652	SGD	106,492	166	0
	10/2015		8,008	TWD	260,460	0	(110)
	11/2015	CAD	61,650	$	46,013	0	(177)
	11/2015	CNY	716,646		110,724	0	(1,456)
	11/2015	ILS	228,843		59,699	1,321	0
	12/2015	MXN	3,168,872		188,317	2,002	0
	12/2015	SGD	106,492		74,491	0	(172)
	01/2016	BRL	1,000,000		348,311	104,032	0
	09/2016	CNY	606,854		92,185	0	(508)
	10/2016	BRL	850,000		206,788	13,917	0
	10/2016	CNY	1,685,453		256,964	132	(345)
IND	10/2016	BRL	400,000		101,523	10,760	0
JPM	10/2015	BRL	6,992,167		2,075,645	316,956	(5,005)
	10/2015	GBP	77,147		118,769	2,064	0
	10/2015	ILS	1,058,627		279,723	9,847	0
	10/2015	INR	4,668,531		70,639	0	(406)
	10/2015	JPY	208,967,905		1,733,314	544	(9,137)
	10/2015	KRW	94,426,042		79,041	0	(566)
	10/2015	MYR	92,015		22,188	1,235	0
	10/2015	THB	5,835,839		162,696	2,013	0
	10/2015	$	1,947,586	BRL	6,992,167	10,663	(194,554)
	10/2015		14,105	GBP	9,095	0	(346)
	10/2015		212,013	JPY	25,432,504	0	(13)
	10/2015		48,198	MYR	208,311	0	(761)
	10/2015		37,549	RUB	2,508,273	753	0
	10/2015		92,852	THB	3,354,541	1	(490)
	11/2015	BRL	2,092,903	$	514,849	0	(7,276)
	11/2015	CAD	20,488		15,535	185	0
	11/2015	ILS	698,386		183,116	4,958	0
	11/2015	INR	3,171,314		47,934	0	(80)
	11/2015	JPY	25,432,504		212,102	19	0
	11/2015	$	1,974	AUD	2,763	0	(39)
	11/2015		201,201	CAD	266,238	0	(1,737)
	11/2015		203,454	ILS	788,875	0	(2,213)
	11/2015		148,833	INR	9,680,823	0	(2,265)
	12/2015	MXN	740,156	$	42,930	0	(588)
	12/2015	$	102,341	MXN	1,764,256	1,389	0
	12/2015		36,663	TWD	1,189,228	0	(735)
	01/2016	BRL	1,290,752	$	438,012	122,710	0
	01/2016	DKK	315,830		47,581	171	0
	02/2016	BRL	334,436		82,272	1,671	0
	04/2016		1,230,485		366,160	73,884	0
	04/2016	$	267,738	MXN	4,644,727	2,454	0
	07/2016	BRL	2,150,426	$	552,073	54,067	(366)
	09/2016	CNY	1,696,583		257,779	0	(1,394)
	10/2016	BRL	1,876,800		479,854	53,994	0
	10/2016	CNY	14,894		2,278	5	0
	01/2018	$	4,215	BRL	14,509	0	(1,303)
MSB	10/2015	BRL	1,377,208	$	434,187	86,801	0
	10/2015	DKK	316,890		47,340	0	(117)
	10/2015	JPY	6,087,900		50,222	0	(525)
	10/2015	RUB	20,286,646		310,859	1,073	0
	10/2015	TWD	1,947,588		60,129	1,194	0

26	See Accompanying Notes

September 30, 2015

(Unaudited)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	10/2015	$	389,374	BRL	1,377,208	$348	$(42,337)
	10/2015		111,211	CAD	148,987	431	0
	10/2015		43,524	RUB	2,797,386	0	(807)
	11/2015	BRL	200,700	$	50,000	0	(69)
	11/2015	CAD	166,089		123,950	0	(486)
	11/2015	$	108,169	CAD	143,384	0	(746)
	11/2015		150,997	ILS	582,365	0	(2,436)
	12/2015	MXN	3,063,398	$	179,188	0	(925)
	12/2015	$	178,495	MXN	3,068,984	2,179	(233)
	01/2016	BRL	395,600	$	137,567	40,930	0
	04/2016		644,000		188,663	35,694	0
	06/2016	$	100,491	MXN	1,753,443	1,025	0
	07/2016	BRL	473,927	$	111,309	2,640	(1,190)
	10/2016		705,000		180,134	20,164	0
NAB	10/2015	AUD	34,444		24,554	378	0
	06/2016	EUR	900,000		1,235,823	224,511	0
NGF	10/2015	BRL	205,516		67,437	15,598	0
	10/2015	KRW	91,711,130		78,722	1,404	0
	10/2015	MXN	2,699,474		173,538	14,205	0
	10/2015	PHP	4,113,941		88,282	342	0
	10/2015	TWD	2,703,896		83,325	1,503	0
	10/2015	$	51,729	BRL	205,516	110	0
	10/2015		77,140	SGD	107,896	0	(1,335)
	10/2015		75,769	THB	2,732,609	0	(530)
	12/2015	MXN	1,538,052	$	89,414	0	(1,016)
	01/2016	BRL	825,000		279,474	77,944	0
	04/2016		621,712		187,970	40,295	0
	10/2016		437,000		111,385	12,226	0
RBC	04/2016	MXN	1,293,489		80,110	4,865	0
RYL	12/2015		717,575		42,068	0	(122)
	12/2015	$	142,878	MXN	2,460,145	1,767	0
SCX	10/2015	CAD	548,500	$	414,364	3,351	0
	10/2015	INR	10,097,700		156,661	2,995	0
	10/2015	JPY	8,656,479		72,300	121	0
	10/2015	KRW	100,583,516		83,907	0	(891)
	10/2015	MYR	861,732		213,595	17,362	0
	10/2015	PHP	3,720,785		79,470	0	(66)
	10/2015	SGD	219,949		156,414	1,884	0
	10/2015	THB	5,577,212		154,581	1,019	0
	10/2015	TWD	2,732,140		84,665	1,989	0
	10/2015	$	54,633	CAD	73,209	226	0
	10/2015		279,877	JPY	33,715,500	1,168	0
	10/2015		20,497	MYR	86,837	0	(723)
	10/2015		32,054	RUB	2,057,760	0	(631)
	10/2015		22,744	TWD	740,317	0	(295)
	11/2015	AUD	5,576	$	3,980	75	0
	11/2015	CAD	90,165		67,431	104	(226)
	11/2015	CNY	500,440		75,778	0	(2,558)
	11/2015	JPY	14,606,500		121,725	0	(79)
	11/2015	$	92,791	CAD	122,875	0	(734)
	11/2015		262,518	CNY	1,706,295	4,576	0
	11/2015		2,041	NZD	3,125	0	(50)
	01/2016		114,883	CNY	754,175	2,257	0
	06/2016	MXN	966,363	$	59,920	3,972	0
	07/2016	BRL	400,000		104,058	11,356	0
	09/2016	CNY	3,399,141		515,135	0	(3,973)
	10/2016		527,435		80,666	187	0
SOG	10/2015	BRL	525,057		171,700	39,260	0
	10/2015	GBP	236,322		363,881	6,386	0
	10/2015	JPY	61,244,740		509,592	0	(930)
	10/2015	RUB	3,409,320		50,734	0	(1,032)
	10/2015	$	132,877	BRL	525,057	73	(510)
	10/2015		5,832	GBP	3,818	0	(57)
	10/2015		583,669	RUB	38,751,909	5,320	(277)
	11/2015	GBP	976,162	$	1,480,033	3,567	0
	11/2015	ILS	603,695		155,864	1,862	0
	11/2015	$	191,289	RUB	12,800,836	921	(70)
	10/2016	BRL	450,000	$	101,672	0	(436)
UAG	10/2015		1,876,250		685,142	211,880	0
	10/2015	JPY	46,344,199		385,685	0	(629)
	10/2015	KRW	150,040,930		127,008	514	0
	10/2015	MXN	1,178,865		69,000	0	(655)
	10/2015	MYR	145,338		35,362	2,266	0
	10/2015	THB	2,574,430		72,012	1,128	0
	10/2015	$	472,262	BRL	1,876,250	1,001	0
	10/2015		2,309	GBP	1,498	0	(43)
	10/2015		160,815	MXN	2,749,769	1,846	0
	10/2015		106,447	MYR	453,911	0	(3,083)
	11/2015	BRL	8,167	$	2,052	15	0
	11/2015	CHF	14,932		15,226	0	(116)
	11/2015	$	1,634	AUD	2,236	0	(68)
	11/2015		741,408	EUR	662,207	407	(1,399)
	11/2015		461,373	JPY	55,474,300	1,230	0
	12/2015	MXN	12,896,685	$	751,461	3,517	(10,320)
	12/2015	$	400,840	MXN	6,867,102	4,313	(1,400)

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	01/2016	BRL	158,200	$	51,189	$12,544	$0
	07/2016		546,200		141,521	14,936	0
	09/2016	CNY	367,069		55,811	0	(275)
	10/2016		317,572		48,403	0	(54)

Total Forward Foreign Currency Contracts						$4,206,050	$(751,826)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$ 5,976,100	$22,522	$30,647
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	184,000	19,530	17,687
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	154,200	15,081	14,678
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	19,044
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	4,230,500	7,051	8,777
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	699,700	6,297	5,492
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	699,700	10,845	3,932
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	544,800	17,434	5,713
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	1,270,700	35,929	14,123
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	08/21/2017	136,300	9,268	8,941
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	292,500	28,968	28,812

							$192,589	$157,846

OPTIONS ON SECURITIES

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC Fannie Mae 4.500% due 11/01/2045	$	80.000	10/07/2015	$290,000	$12	$0
JPM	Put - OTC Fannie Mae 3.500% due 10/01/2045		84.000	10/07/2015	952,000	37	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045		80.000	11/05/2015	170,000	7	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045		82.000	11/05/2015	1,743,000	68	0
MYI	Put - OTC Fannie Mae 3.500% due 10/01/2045		75.000	10/07/2015	2,000,000	78	0
	Put - OTC Fannie Mae 4.000% due 10/01/2045		78.000	10/07/2015	2,100,000	82	0
	Put - OTC Fannie Mae 4.000% due 11/01/2045		78.000	11/05/2015	2,250,000	88	0
	Put - OTC Fannie Mae 4.500% due 11/01/2045		80.000	11/05/2015	1,000,000	39	0

						$411	$0

Total Purchased Options						$193,000	$157,846

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-25 5-Year Index	Sell	1.250%	12/16/2015	$361,100	$(603)	$(644)

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC AUD versus USD	$	0.725	11/03/2015	AUD	329,800	$(1,473)	$(819)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$298,500	(16,428)	(2,302)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(1,373)
	Call - OTC USD versus RUB	RUB	71.500	10/15/2015		123,800	(1,318)	(243)
	Call - OTC USD versus RUB		73.500	11/13/2015		75,000	(1,687)	(615)
BPS	Call - OTC EUR versus USD	$	1.149	11/25/2015	EUR	21,900	(183)	(148)
	Call - OTC USD versus INR	INR	68.500	10/30/2015		$103,900	(603)	(89)
	Call - OTC USD versus INR		68.250	11/02/2015		140,300	(878)	(178)
	Call - OTC USD versus INR		68.500	12/04/2015		177,400	(1,664)	(698)
BRC	Call - OTC USD versus INR		69.000	11/26/2015		82,500	(744)	(199)
	Put - OTC USD versus JPY	JPY	94.750	04/21/2016		10,400	(158)	(10)
CBK	Call - OTC USD versus INR	INR	68.100	10/29/2015		106,800	(697)	(116)
DUB	Put - OTC USD versus BRL	BRL	3.900	10/29/2015		361,600	(2,712)	(6,824)
	Call - OTC USD versus BRL		4.550	03/17/2016		310,900	(7,847)	(12,254)
FBF	Call - OTC EUR versus USD	$	1.171	11/18/2015	EUR	447,200	(3,355)	(1,133)
	Call - OTC EUR versus USD		1.172	11/19/2015		397,500	(3,077)	(1,009)
	Put - OTC USD versus BRL	BRL	3.790	10/27/2015		$350,000	(3,684)	(3,300)
	Put - OTC USD versus BRL		3.790	10/28/2015		57,000	(610)	(556)
	Put - OTC USD versus BRL		3.800	10/28/2015		165,600	(1,199)	(1,726)
	Put - OTC USD versus BRL		3.750	12/10/2015		207,100	(3,469)	(2,742)
	Call - OTC USD versus BRL		4.450	12/10/2015		207,100	(3,583)	(3,578)
	Call - OTC USD versus BRL		4.600	03/14/2016		66,100	(1,864)	(2,380)
	Call - OTC USD versus BRL		4.600	03/16/2016		400,000	(11,280)	(14,580)
GLM	Put - OTC EUR versus USD	$	1.078	12/07/2015	EUR	277,600	(2,394)	(1,703)
	Call - OTC EUR versus USD		1.151	12/07/2015		277,600	(2,394)	(2,036)

28	See Accompanying Notes

September 30, 2015

(Unaudited)

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
	Put - OTC EUR versus USD		1.077	12/08/2015		277,600	$(2,285)	$(1,706)
	Call - OTC EUR versus USD		1.152	12/08/2015		277,600	(2,440)	(1,998)
	Put - OTC EUR versus USD		1.076	12/14/2015		600,200	(4,806)	(3,975)
	Call - OTC EUR versus USD		1.155	12/14/2015		600,200	(5,448)	(4,320)
	Call - OTC USD versus BRL	BRL	3.800	10/02/2015		$232,600	(3,698)	(9,776)
	Call - OTC USD versus BRL		3.910	10/07/2015		186,300	(1,924)	(4,638)
	Put - OTC USD versus BRL		3.450	10/15/2015		186,900	(2,252)	(19)
	Call - OTC USD versus BRL		4.450	01/14/2016		138,900	(2,854)	(3,965)
	Put - OTC USD versus MXN	MXN	16.750	10/16/2015		200,000	(2,270)	(1,445)
	Put - OTC USD versus MXN		16.150	10/20/2015		98,400	(428)	(93)
	Call - OTC USD versus MYR	MYR	4.300	11/16/2015		119,600	(1,967)	(4,214)
HUS	Call - OTC USD versus INR	INR	68.750	11/26/2015		195,400	(1,759)	(538)
	Put - OTC USD versus MXN	MXN	16.850	10/09/2015		186,700	(1,788)	(1,363)
	Call - OTC USD versus RUB	RUB	63.000	10/02/2015		74,200	(1,171)	(2,792)
JPM	Call - OTC AUD versus USD	$	0.735	11/04/2015	AUD	400,600	(1,657)	(493)
	Call - OTC AUD versus USD		0.735	11/05/2015		449,800	(1,896)	(576)
	Call - OTC USD versus BRL	BRL	4.500	02/12/2016		$425,400	(10,780)	(14,480)
	Call - OTC USD versus INR	INR	68.000	10/23/2015		208,100	(1,900)	(142)
	Call - OTC USD versus INR		68.000	10/28/2015		104,600	(732)	(112)
	Call - OTC USD versus INR		68.250	11/10/2015		100,000	(737)	(204)
	Put - OTC USD versus JPY	JPY	109.000	11/10/2015		24,300	(465)	(13)
	Put - OTC USD versus MXN	MXN	16.650	10/02/2015		110,800	(1,003)	(72)
MSB	Put - OTC USD versus MXN		15.800	10/02/2015		100,400	(625)	0
	Put - OTC USD versus MXN		16.100	11/19/2015		225,400	(1,690)	(760)
SCX	Call - OTC USD versus INR	INR	68.000	10/01/2015		250,000	(1,110)	0
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		377,400	(6,437)	(292)
UAG	Call - OTC EUR versus USD	$	1.150	11/12/2015	EUR	706,600	(5,597)	(3,784)
	Call - OTC EUR versus USD		1.153	11/25/2015		695,100	(6,070)	(4,127)
	Put - OTC USD versus JPY	JPY	116.300	10/23/2015		$349,200	(2,121)	(841)

							$(160,682)	$(127,349)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(1,680)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(4,245)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(551)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(579)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(603)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(578)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(427)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(220)

						$(71,048)	$(8,883)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$ 5,976,100	$(8,516)	$(7,670)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	5,976,100	(14,642)	(17,049)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,250,000	(13,437)	0
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	246,500	(2,416)	0
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900	10/29/2015	913,300	(2,429)	(2,011)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/11/2015	910,200	(3,789)	(1,505)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,724)	(28,746)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.160	12/14/2015	1,275,800	(4,720)	(2,649)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(6,595)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(11,803)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	100,000	(200)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	2,821,800	(1,693)	(1,313)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	1,408,700	(845)	(750)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	2,821,800	(3,104)	(3,140)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	1,408,700	(1,409)	(1,645)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	5,180,100	(17,449)	(3,273)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	12,070,100	(37,717)	(8,327)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	699,700	(2,659)	(1,323)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	699,700	(4,058)	(2,871)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	08/21/2017	600,400	(9,306)	(6,924)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(24,838)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/30/2015	926,400	(3,127)	(2,903)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/30/2015	926,400	(4,447)	(3,992)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,000,000	(11,650)	0
RYL	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,753,500	(20,516)	0

							$(251,303)	$(139,327)

Total Written Options							$(483,636)	$(276,203)

TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS FOR THE PERIOD ENDED SEPTEMBER 30, 2015:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Premiums
Balance at Beginning of Period	0	$63,856,000	AUD	0	EUR	0	$(425,259)
Sales	298,165	44,485,600		2,460,600		13,884,200	(513,510)
Closing Buys	(36,263)	(10,172,800)		0		(1,614,200)	72,036
Expirations	(201,043)	(23,941,300)		(305,100)		(6,213,905)	313,000
Exercised	(60,859)	(4,103,700)		(975,300)		(1,476,995)	70,097

Balance at End of Period	0	$70,123,800	AUD	1,180,200	EUR	4,579,100	$(483,636)

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.129%		$20,000	$(298)	$343	$45	$0
	Brazil Government International Bond	1.950	04/20/2016	2.534		300	0	2	2	0
	Brazil Government International Bond	1.000	06/20/2016	2.532		24,600	(71)	(194)	0	(265)
	Brazil Government International Bond	1.000	12/20/2016	3.246		11,000	(167)	(128)	0	(295)
	Brazil Government International Bond	1.000	03/20/2017	3.608		8,600	(75)	(245)	0	(320)
	Colombia Government International Bond	1.000	06/20/2019	2.151		32,300	269	(1,577)	0	(1,308)
	General Electric Capital Corp.	1.000	12/20/2015	0.117		32,900	(1,099)	1,173	74	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		10,000	(132)	135	3	0
	Japan Government International Bond	1.000	12/20/2015	0.085		40,300	727	(633)	94	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		20,000	192	(159)	33	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		25,000	(358)	314	0	(44)
	Mexico Government International Bond	1.000	12/20/2018	1.350		256,800	(366)	(2,391)	0	(2,757)
	Mexico Government International Bond	1.000	09/20/2020	1.730		75,000	(1,877)	(667)	0	(2,544)
BPS	Export-Import Bank of China	1.000	06/20/2016	0.537		15,000	(141)	196	55	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		20,000	59	(63)	0	(4)
	Indonesia Government International Bond	1.000	03/20/2016	1.005		600	(9)	9	0	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		19,500	(280)	246	0	(34)
	Petrobras Global Finance BV	1.000	09/20/2020	10.372		10,000	(2,119)	(1,224)	0	(3,343)
	Petrobras International Finance Co.	1.000	06/20/2018	10.322		2,900	(419)	(202)	0	(621)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		47,700	(5,272)	(9,068)	0	(14,340)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		1,800	(276)	(286)	0	(562)
	State Street Corp.	1.000	06/20/2016	0.275		76,000	1,131	(708)	423	0
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.756		20,000	229	55	284	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	0.971		37,000	(1,080)	1,170	90	0
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.008		15,000	193	(198)	0	(5)
	Brazil Government International Bond	1.000	12/20/2015	2.531		55,000	(45)	(128)	0	(173)
	Brazil Government International Bond	1.000	03/20/2016	2.532		29,390	(268)	63	0	(205)
	Brazil Government International Bond	1.000	06/20/2016	2.532		21,200	(51)	(178)	0	(229)
	Brazil Government International Bond	1.000	09/20/2016	2.983		25,000	(719)	246	0	(473)
	Brazil Government International Bond	1.000	12/20/2016	3.246		26,900	(895)	174	0	(721)
	China Development Bank Corp.	1.000	06/20/2016	0.562		20,000	(97)	166	69	0
	China Government International Bond	1.000	12/20/2018	0.817		155,100	1,727	(785)	942	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		30,000	(266)	376	110	0
	General Motors Co.	5.000	03/20/2016	0.572		40,000	3,517	(2,618)	899	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		20,000	69	(73)	0	(4)
	Indonesia Government International Bond	1.000	12/20/2015	1.005		35,000	(508)	517	9	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		10,000	(149)	152	3	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		5,000	(112)	103	0	(9)
	Mexico Government International Bond	1.000	12/20/2018	1.350		191,000	(316)	(1,735)	0	(2,051)
	Mexico Government International Bond	1.000	09/20/2020	1.730		25,000	(454)	(394)	0	(848)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		40,300	(6,050)	(6,065)	0	(12,115)
	Prudential Financial, Inc.	1.000	03/20/2019	0.582		58,000	1,009	(164)	845	0
	Volkswagen International Finance NV	1.000	03/20/2017	2.052	EUR	23,900	256	(657)	0	(401)
CBK	BorgWarner, Inc.	1.000	12/20/2020	1.497		$15,000	(362)	(2)	0	(364)
	Brazil Government International Bond	1.000	03/20/2016	2.532		113,700	(915)	123	0	(792)

30	See Accompanying Notes

September 30, 2015

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Brazil Government International Bond	1.000%	12/20/2016	3.246%		$15,000	$(174)	$(228)	$0	$(402)
	Brazil Government International Bond	1.000	12/20/2020	4.739		65,000	(10,880)	155	0	(10,725)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.132		10,000	23	(120)	0	(97)
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.659		14,100	371	(191)	180	0
	China Government International Bond	1.000	12/20/2018	0.817		120,600	1,273	(541)	732	0
	China Government International Bond	1.000	03/20/2019	0.881		3,450	18	(3)	15	0
	China Government International Bond	1.000	06/20/2019	0.938		31,050	421	(342)	79	0
	Colombia Government International Bond	1.000	06/20/2019	2.151		25,000	141	(1,153)	0	(1,012)
	Export-Import Bank of China	1.000	06/20/2016	0.537		10,000	(97)	134	37	0
	Export-Import Bank of China	1.000	06/20/2017	0.688		10,000	(396)	452	56	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.304		10,000	0	42	42	0
	General Motors Co.	5.000	09/20/2016	0.644		15,000	1,502	(841)	661	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		23,500	81	(86)	0	(5)
	Indonesia Government International Bond	1.000	12/20/2015	1.005		15,000	(218)	222	4	0
	Mexico Government International Bond	1.000	03/20/2016	0.723		200,000	(1,884)	2,203	319	0
	Mexico Government International Bond	1.000	06/20/2016	0.724		50,000	(48)	163	115	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		25,000	(707)	756	49	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		36,000	(654)	713	59	0
	Mexico Government International Bond	1.000	09/20/2020	1.730		50,000	(1,065)	(631)	0	(1,696)
	Prudential Financial, Inc.	1.000	06/20/2019	0.636		15,000	299	(95)	204	0
	Volkswagen International Finance NV	1.000	03/20/2017	2.052	EUR	7,000	78	(196)	0	(118)
DUB	Australia Government International Bond	1.000	06/20/2019	0.359		$50,000	1,589	(397)	1,192	0
	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.129		5,000	90	(57)	33	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	0.971		10,000	8	16	24	0
	Berkshire Hathaway, Inc.	1.000	03/20/2024	0.990		15,000	(251)	267	16	0
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.008		75,000	(319)	295	0	(24)
	Brazil Government International Bond	1.000	12/20/2015	2.531		75,000	(494)	258	0	(236)
	Brazil Government International Bond	1.000	06/20/2016	2.532		100,000	(168)	(911)	0	(1,079)
	Brazil Government International Bond	1.000	12/20/2016	3.246		15,400	(279)	(134)	0	(413)
	Brazil Government International Bond	1.000	12/20/2020	4.739		10,000	(1,685)	35	0	(1,650)
	China Government International Bond	1.000	12/20/2018	0.817		143,600	1,499	(627)	872	0
	Colombia Government International Bond	1.000	06/20/2019	2.151		45,000	287	(2,109)	0	(1,822)
	Export-Import Bank of China	1.000	06/20/2016	0.537		10,000	(48)	85	37	0
	General Electric Capital Corp.	1.000	12/20/2015	0.117		50,000	(1,411)	1,524	113	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		15,000	(211)	215	4	0
	Japan Government International Bond	1.000	12/20/2015	0.085		41,700	786	(689)	97	0
	Mexico Government International Bond	1.000	03/20/2016	0.723		143,200	(1,131)	1,359	228	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		25,000	(871)	912	41	0
	Mexico Government International Bond	1.000	03/20/2017	0.983		15,000	(165)	173	8	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		46,700	(762)	680	0	(82)
	Mexico Government International Bond	1.000	12/20/2018	1.350		89,900	(127)	(838)	0	(965)
	Mexico Government International Bond	1.000	03/20/2019	1.415		5,200	15	(86)	0	(71)
	Prudential Financial, Inc.	1.000	03/20/2019	0.582		30,200	567	(127)	440	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.636		21,100	435	(148)	287	0
FBF	Brazil Government International Bond	1.000	12/20/2020	4.739		10,000	(1,681)	31	0	(1,650)

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.840%		$590	$(23)	$25	$2	$0
	Export-Import Bank of China	1.000	06/20/2016	0.537		5,000	(43)	61	18	0
	Export-Import Bank of China	1.000	12/20/2016	0.575		10,000	(970)	1,025	55	0
	Export-Import Bank of China	1.000	06/20/2017	0.688		11,300	(437)	501	64	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		20,000	(318)	323	5	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		21,900	(496)	502	6	0
	MetLife, Inc.	1.000	12/20/2020	0.979		32,500	144	(100)	44	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		15,000	127	(102)	25	0
	U.S. Treasury Notes	0.250	03/20/2016	0.050	EUR	102,500	(1,113)	1,230	117	0
GST	Brazil Government International Bond	1.000	09/20/2016	2.983		$47,500	(289)	(610)	0	(899)
	Brazil Government International Bond	1.000	12/20/2016	3.246		21,500	(280)	(297)	0	(577)
	Brazil Government International Bond	1.000	12/20/2020	4.739		25,000	(4,202)	77	0	(4,125)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.132		85,000	261	(1,085)	0	(824)
	China Government International Bond	1.000	06/20/2017	0.572		15,000	260	(145)	115	0
	Colombia Government International Bond	1.000	06/20/2019	2.151		21,100	112	(967)	0	(855)
	Export-Import Bank of China	1.000	06/20/2016	0.537		20,000	(184)	257	73	0
	Japan Government International Bond	1.000	12/20/2015	0.085		30,200	568	(497)	71	0
	MetLife, Inc.	1.000	12/20/2020	0.979		30,000	64	(24)	40	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		20,000	(318)	357	39	0
	Mexico Government International Bond	1.000	06/20/2017	1.052		3,300	(108)	106	0	(2)
	Mexico Government International Bond	1.000	09/20/2017	1.103		10,000	(143)	126	0	(17)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.960		10,000	102	(68)	34	0
	Petrobras Global Finance BV	1.000	09/20/2020	10.372		10,000	(2,156)	(1,187)	0	(3,343)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		18,000	(1,940)	(3,471)	0	(5,411)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		100	(16)	(15)	0	(31)
HUS	China Government International Bond	1.000	06/20/2017	0.572		10,000	174	(98)	76	0
	China Government International Bond	1.000	12/20/2018	0.817		15,300	248	(155)	93	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		10,000	(53)	90	37	0
	Export-Import Bank of China	1.000	06/20/2017	0.688		2,800	(108)	124	16	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		25,000	(566)	572	6	0
	Mexico Government International Bond	1.000	09/20/2020	1.730		20,000	(502)	(176)	0	(678)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		28,700	(2,905)	(5,723)	0	(8,628)
	Petrobras International Finance Co.	1.000	03/20/2020	10.401		5,200	(949)	(674)	0	(1,623)
	U.S. Treasury Notes	0.250	03/20/2016	0.050	EUR	21,100	(262)	286	24	0
	U.S. Treasury Notes	0.250	12/20/2018	0.098		25,000	(86)	226	140	0
JPM	Berkshire Hathaway, Inc.	1.000	12/20/2015	0.129		$15,000	(463)	497	34	0
	Brazil Government International Bond	1.000	06/20/2016	2.532		50,000	(84)	(455)	0	(539)
	Brazil Government International Bond	1.000	09/20/2016	2.983		99,000	(1,137)	(736)	0	(1,873)
	Brazil Government International Bond	1.000	12/20/2016	3.246		24,400	(390)	(264)	0	(654)
	Brazil Government International Bond	1.000	12/20/2020	4.739		15,000	(2,521)	46	0	(2,475)
	Chesapeake Energy Corp.	5.000	09/20/2020	12.616		2,700	(256)	(387)	0	(643)
	China Development Bank Corp.	1.000	06/20/2016	0.562		15,000	(131)	183	52	0
	China Government International Bond	1.000	12/20/2018	0.817		115,000	1,188	(490)	698	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		25,000	(193)	284	91	0
	General Electric Capital Corp.	0.280	03/20/2016	0.117		10,000	0	9	9	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	1.010		40,000	(39)	11	0	(28)
	Indonesia Government International Bond	1.000	12/20/2015	1.005		8,700	(138)	140	2	0
	Mexico Government International Bond	0.920	03/20/2016	0.724		6,950	0	8	8	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		52,700	234	(131)	103	0

32	See Accompanying Notes

September 30, 2015

(Unaudited)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Mexico Government International Bond	1.000%	12/20/2016	0.889%		$25,000	$(889)	$930	$41	$0
	Mexico Government International Bond	1.000	06/20/2017	1.052		400	(13)	13	0	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		25,000	(332)	288	0	(44)
	Mexico Government International Bond	1.000	09/20/2020	1.730		90,000	(1,984)	(1,069)	0	(3,053)
	Morgan Stanley	1.000	12/20/2020	1.000		50,000	0	14	14	0
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		13,200	(1,490)	(2,478)	0	(3,968)
MBC	Brazil Government International Bond	1.000	12/20/2015	2.531		100,000	730	(1,045)	0	(315)
	Brazil Government International Bond	1.000	03/20/2016	2.532		61,200	452	(879)	0	(427)
	Mexico Government International Bond	1.000	03/20/2016	0.723		10,000	126	(110)	16	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		24,100	361	(314)	47	0
	Mexico Government International Bond	1.000	12/20/2016	0.889		39,900	630	(565)	65	0
	Mexico Government International Bond	1.000	06/20/2017	1.052		11,700	209	(216)	0	(7)
	Mexico Government International Bond	1.000	09/20/2017	1.103		48,500	856	(941)	0	(85)
	Mexico Government International Bond	1.000	12/20/2018	1.350		132,600	1,812	(3,236)	0	(1,424)
MYC	Australia Government International Bond	1.000	06/20/2019	0.359		25,000	794	(198)	596	0
	Brazil Government International Bond	1.000	12/20/2015	2.531		100,000	(806)	491	0	(315)
	Brazil Government International Bond	1.000	03/20/2016	2.532		75,000	(608)	85	0	(523)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.132		10,000	15	(112)	0	(97)
	Chesapeake Energy Corp.	5.000	09/20/2020	12.616		1,500	(151)	(206)	0	(357)
	China Development Bank Corp.	1.000	06/20/2016	0.562		50,000	(326)	499	173	0
	China Government International Bond	1.000	06/20/2017	0.572		15,000	236	(121)	115	0
	Export-Import Bank of China	1.000	06/20/2016	0.537		40,000	(232)	378	146	0
	Indonesia Government International Bond	1.000	12/20/2015	1.005		20,000	(304)	309	5	0
	Indonesia Government International Bond	1.000	03/20/2016	1.005		15,000	(267)	271	4	0
	Japan Government International Bond	1.000	12/20/2015	0.085		5,000	90	(78)	12	0
	MetLife, Inc.	1.000	12/20/2020	0.979		15,000	74	(54)	20	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		63,900	(506)	631	125	0
	Mexico Government International Bond	1.000	03/20/2017	0.983		5,000	(55)	58	3	0
	Mexico Government International Bond	1.000	06/20/2017	1.052		10,600	(356)	349	0	(7)
	Mexico Government International Bond	1.000	09/20/2017	1.103		25,000	(332)	288	0	(44)
	Petrobras International Finance Co.	1.000	12/20/2019	10.419		94,500	(8,746)	(19,663)	0	(28,409)
RYL	Indonesia Government International Bond	1.000	03/20/2016	1.005		46,900	(1,041)	1,053	12	0
	Japan Government International Bond	1.000	12/20/2015	0.085		50,000	930	(813)	117	0
	Mexico Government International Bond	1.000	09/20/2016	0.828		5,000	(139)	149	10	0
	U.S. Treasury Notes	0.250	03/20/2016	0.050	EUR	48,500	(588)	643	55	0
UAG	Brazil Government International Bond	1.000	03/20/2016	2.532		$35,000	(336)	92	0	(244)
	Mexico Government International Bond	1.000	09/20/2016	0.828		17,900	(79)	114	35	0
	Mexico Government International Bond	1.000	09/20/2017	1.103		10,000	(135)	118	0	(17)
	U.S. Treasury Notes	0.250	06/20/2016	0.050	EUR	125,000	(2,169)	2,383	214	0

							$(67,017)	$(58,572)	$13,846	$(139,435)

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$21,787	$(4,682)	$653	$0	$(4,029)
CBK	MCDX-15 5-Year Index	1.000	12/20/2015	53,100	(1,104)	1,106	2	0
	MCDX-24 5-Year Index	1.000	06/20/2020	211,000	635	(775)	0	(140)
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	2,098	(6)	5	0	(1)
	MCDX-15 5-Year Index	1.000	12/20/2015	10,000	(389)	389	0	0
	MCDX-24 5-Year Index	1.000	06/20/2020	182,900	592	(713)	0	(121)
MYC	CMBX.NA.AAA.3 Index	0.080	12/13/2049	198,621	(1,366)	668	0	(698)
	MCDX-15 5-Year Index	1.000	12/20/2015	21,900	(866)	867	1	0
	MCDX-24 5-Year Index	1.000	06/20/2020	151,200	455	(555)	0	(100)

					$(6,731)	$1,645	$3	$(5,089)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	15.960%	01/02/2018	BRL	161,500	$0	$156	$156	$0
	Receive	3-Month USD-CPURNSA Index	0.415	09/23/2016		$115,300	0	10	10	0
	Receive	3-Month USD-CPURNSA Index	0.400	09/25/2016		63,200	0	15	15	0
	Pay	28-Day MXN-TIIE	6.920	11/28/2029	MXN	14,000	0	12	12	0
BPS	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	4,820,900	1,168	189	1,357	0
	Pay	1-Year BRL-CDI	15.820	07/01/2016		3,833,100	1,109	1,647	2,756	0
	Pay	1-Year BRL-CDI	15.700	01/02/2017		3,411,000	(1,852)	3,358	1,506	0
	Pay	1-Year BRL-CDI	15.980	01/02/2017		979,000	(37)	1,094	1,057	0
	Pay	1-Year BRL-CDI	14.720	01/02/2018		490,000	(320)	(1,545)	0	(1,865)
	Receive	1-Year BRL-CDI	12.510	01/04/2021		535,000	(11)	10,612	10,601	0
	Receive	1-Year BRL-CDI	12.810	01/04/2021		328,300	(262)	6,078	5,816	0
	Pay	1-Year BRL-CDI	13.700	01/04/2021		772,000	424	(8,835)	0	(8,411)
	Receive	1-Year BRL-CDI	14.830	01/04/2021		348,100	70	1,019	1,089	0
	Pay	1-Year BRL-CDI	16.950	01/04/2021		470,000	17	4,701	4,718	0
	Pay	3-Month USD-CPURNSA Index	2.595	09/03/2029		$50,000	0	7,175	7,175	0
BRC	Pay	1-Year BRL-CDI	15.980	01/02/2017	BRL	290,400	156	1	157	0
CBK	Pay	3-Month USD-CPURNSA Index	2.660	08/19/2029		$100,000	0	15,415	15,415	0
DUB	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	205,000	7	51	58	0
	Pay	1-Year BRL-CDI	15.700	01/02/2017		101,700	1	44	45	0
	Pay	1-Year BRL-CDI	14.900	01/02/2018		1,010,000	26	(3,132)	0	(3,106)
	Pay	1-Year BRL-CDI	14.920	01/02/2018		1,900,000	0	(5,710)	0	(5,710)
	Pay	1-Year BRL-CDI	17.365	01/02/2018		370,000	(4)	2,314	2,310	0
	Receive	1-Year BRL-CDI	12.810	01/04/2021		579,500	(512)	10,778	10,266	0
	Pay	1-Year BRL-CDI	13.700	01/04/2021		1,525,100	864	(17,481)	0	(16,617)
	Receive	1-Year BRL-CDI	14.750	01/04/2021		193,100	(26)	734	708	0
	Receive	1-Year BRL-CDI	14.830	01/04/2021		1,784,200	1	5,581	5,582	0
	Pay	1-Year BRL-CDI	15.900	01/04/2021		1,041,700	(84)	3,926	3,842	0
	Pay	1-Year BRL-CDI	13.740	01/02/2025		319,900	(207)	(3,373)	0	(3,580)
	Pay	3-Month USD-CPURNSA Index	2.493	09/04/2024		$100,000	0	10,797	10,797	0
	Pay	3-Month USD-CPURNSA Index	2.455	09/16/2024		100,000	0	10,337	10,337	0
	Pay	3-Month USD-CPURNSA Index	2.638	08/25/2029		50,000	0	7,526	7,526	0
FBF	Pay	1-Year BRL-CDI	13.700	01/04/2021	BRL	260,000	237	(3,070)	0	(2,833)
	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	3,503,000	0	1,170	1,170	0
GLM	Pay	1-Year BRL-CDI	15.700	01/02/2017	BRL	5,040,200	(658)	2,883	2,225	0
	Pay	1-Year BRL-CDI	15.980	01/02/2017		1,420,000	627	906	1,533	0
	Pay	1-Year BRL-CDI	14.720	01/02/2018		740,000	(503)	(2,313)	0	(2,816)
	Receive	1-Year BRL-CDI	12.810	01/04/2021		603,600	(35)	10,728	10,693	0

34	See Accompanying Notes

September 30, 2015

(Unaudited)

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	Pay	1-Year BRL-CDI	16.400%	01/04/2021		572,800	$372	$3,498	$3,870	$0
	Pay	1-Year BRL-CDI	13.740	01/02/2025		21,000	(16)	(219)	0	(235)
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	299,400	(734)	394	0	(340)
HUS	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	3,773,300	(1,555)	2,617	1,062	0
	Pay	1-Year BRL-CDI	15.700	01/02/2017		715,500	(634)	950	316	0
	Pay	1-Year BRL-CDI	15.980	01/02/2017		1,695,000	915	914	1,829	0
	Pay	1-Year BRL-CDI	14.720	01/02/2018		2,097,500	(1,194)	(6,789)	0	(7,983)
	Receive	1-Year BRL-CDI	16.690	01/02/2018		264,000	2	(992)	0	(990)
	Pay	1-Year BRL-CDI	13.700	01/04/2021		2,135,300	760	(24,025)	0	(23,265)
	Receive	1-Year BRL-CDI	14.800	01/04/2021		686,100	(16)	2,304	2,288	0
	Receive	1-Year BRL-CDI	16.485	01/04/2021		444,000	0	(3,233)	0	(3,233)
	Pay	28-Day MXN-TIIE	5.470	04/26/2019	MXN	570,000	54	545	599	0
	Pay	28-Day MXN-TIIE	5.750	06/08/2020		345,000	(449)	851	402	0
	Pay	28-Day MXN-TIIE	5.500	09/02/2022		552,800	(1,041)	241	0	(800)
	Pay	28-Day MXN-TIIE	5.750	09/02/2022		500,000	(38)	(233)	0	(271)
	Pay	28-Day MXN-TIIE	6.570	04/19/2024		16,400	0	27	27	0
JPM	Pay	1-Year BRL-CDI	15.510	07/01/2016	BRL	1,670,000	267	203	470	0
	Pay	3-Month USD-CPURNSA Index	2.455	09/16/2024		$100,000	0	10,337	10,337	0
MYC	Receive	1-Year BRL-CDI	12.810	01/04/2021	BRL	25,700	(24)	479	455	0
	Pay	28-Day MXN-TIIE	6.320	05/02/2024	MXN	18,400	27	(18)	9	0

							$(3,108)	$61,649	$140,596	$(82,055)

Total Swap Agreements							$(76,856)	$4,722	$154,445	$(226,579)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of September 30, 2015:

(o)	Securities with an aggregate market value of $30,506 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposure (5)
AZD	$0	$0	$0	$0	$(422)	$0	$0	$(422)	$(422)	$501	$79
BOA	590,340	30,647	444	621,431	(33,221)	(30,715)	(7,533)	(71,469)	549,962	(550,125)	(163)
BPS	187,388	0	36,553	223,941	(31,517)	(1,113)	(29,180)	(61,810)	162,131	(210,390)	(48,259)
BRC	157,738	0	3,408	161,146	(7,988)	(209)	(21,263)	(29,460)	131,686	(135,620)	(3,934)
CBK	292,792	0	17,969	310,761	(81,417)	(7,171)	(15,351)	(103,939)	206,822	(251,869)	(45,047)
DUB	861,299	0	54,863	916,162	(208,976)	(23,775)	(35,355)	(268,106)	648,056	(738,660)	(90,604)
FBF	165,855	0	1,506	167,361	(19,148)	(31,004)	(4,483)	(54,635)	112,726	(61,170)	51,556
GLM	198,621	32,365	18,321	249,307	(50,067)	(71,283)	(3,391)	(124,741)	124,566	(143,430)	(18,864)
GST	0	0	372	372	0	0	(16,206)	(16,206)	(15,834)	17,792	1,958
HUS	128,419	0	6,915	135,334	(5,342)	(4,693)	(47,471)	(57,506)	77,828	(117,723)	(39,895)
IND	10,760	0	0	10,760	0	0	0	0	10,760	(14,740)	(3,980)
JPM	659,583	19,044	11,859	690,486	(229,274)	(35,137)	(13,277)	(277,688)	412,798	(435,945)	(23,147)
MBC	0	0	128	128	0	0	(2,258)	(2,258)	(2,130)	2,574	444
MSB	192,479	0	0	192,479	(49,871)	(760)	0	(50,631)	141,848	(160,300)	(18,452)
MYC	0	75,790	1,664	77,454	0	(61,299)	(30,550)	(91,849)	(14,395)	6,404	(7,991)
NAB	224,889	0	0	224,889	0	0	0	0	224,889	(220,920)	3,969
NGF	163,627	0	0	163,627	(2,881)	0	0	(2,881)	160,746	(166,585)	(5,839)
RBC	4,865	0	0	4,865	0	0	0	0	4,865	(3,704)	1,161
RYL	1,767	0	194	1,961	(122)	0	0	(122)	1,839	211	2,050
SCX	52,642	0	0	52,642	(10,226)	0	0	(10,226)	42,416	(53,800)	(11,384)
SOG	57,389	0	0	57,389	(3,312)	(292)	0	(3,604)	53,785	(53,168)	617
UAG	255,597	0	249	255,846	(18,042)	(8,752)	(261)	(27,055)	228,791	(292,790)	(63,999)

Total Over the Counter	$4,206,050	$157,846	$154,445	$4,518,341	$(751,826)	$(276,203)	$(226,579)	$(1,254,608)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1,640	$1,640
Futures	0	0	0	0	32,136	32,136
Swap Agreements	0	11,424	0	0	80,858	92,282

	$0	$11,424	$0	$0	$114,634	$126,058

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,206,050	$0	$4,206,050
Purchased Options	0	0	0	0	157,846	157,846
Swap Agreements	0	13,849	0	0	140,596	154,445

	$0	$13,849	$0	$4,206,050	$298,442	$4,518,341

	$0	$25,273	$0	$4,206,050	$413,076	$4,644,399

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21,517	$21,517
Swap Agreements	0	403	0	0	3,733	4,136

	$0	$403	$0	$0	$25,250	$25,653

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$751,826	$0	$751,826
Written Options	0	644	0	127,349	148,210	276,203
Swap Agreements	0	144,524	0	0	82,055	226,579

	$0	$145,168	$0	$879,175	$230,265	$1,254,608

	$0	$145,571	$0	$879,175	$255,515	$1,280,261

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2015:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(94)	$(94)
Written Options	0	0	0	0	84,860	84,860
Futures	0	0	0	0	(383,646)	(383,646)
Swap Agreements	0	41,170	0	0	(1,091,224)	(1,050,054)

	$0	$41,170	$0	$0	$(1,390,104)	$(1,348,934)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,759,494	$0	$1,759,494
Purchased Options	0	0	0	(823)	(17,977)	(18,800)
Written Options	0	3,113	0	123,415	140,786	267,314
Swap Agreements	0	(153,283)	0	0	(2,932)	(156,215)

	$0	$(150,170)	$0	$1,882,086	$119,877	$1,851,793

	$0	$(109,000)	$0	$1,882,086	$(1,270,227)	$502,859

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$346	$346
Futures	0	0	0	0	(306,686)	(306,686)
Swap Agreements	0	(148,241)	0	0	1,026,232	877,991

	$0	$(148,241)	$0	$0	$719,892	$571,651

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(860,645)	$0	$(860,645)
Purchased Options	0	0	0	1,036	(11,316)	(10,280)
Written Options	0	(41)	0	(33,473)	(61,914)	(95,428)
Swap Agreements	0	122,697	0	0	6,346	129,043

	$0	$122,656	$0	$(893,082)	$(66,884)	$(837,310)

	$0	$(25,585)	$0	$(893,082)	$653,008	$(265,659)

36	See Accompanying Notes

September 30, 2015

(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$20,702	$15,435	$36,137
Corporate Bonds & Notes
Banking & Finance	0	14,060,313	704,165	14,764,478
Industrials	0	1,580,423	2,600	1,583,023
Utilities	0	1,491,179	6	1,491,185
Convertible Bonds & Notes
Banking & Finance	0	24,875	0	24,875
Municipal Bonds & Notes
California	0	2,215,966	0	2,215,966
Connecticut	0	4,354	0	4,354
Georgia	0	159,774	0	159,774
Illinois	0	460,986	0	460,986
Iowa	0	30,567	0	30,567
Louisiana	0	38,058	0	38,058
Massachusetts	0	25,334	0	25,334
Michigan	0	10,068	0	10,068
Nebraska	0	11,639	0	11,639
Nevada	0	40,750	0	40,750
New Jersey	0	3,045	0	3,045
New York	0	169,699	0	169,699
Ohio	0	430,796	0	430,796
Pennsylvania	0	56,053	0	56,053
Rhode Island	0	184	0	184
Tennessee	0	7,652	0	7,652
Texas	0	90,399	0	90,399
Utah	0	813	0	813
Washington	0	409	0	409
West Virginia	0	131,679	0	131,679
U.S. Government Agencies	0	44,324,335	58,212	44,382,547
U.S. Treasury Obligations	0	40,768,642	0	40,768,642
Mortgage-Backed Securities	0	9,537,366	120,364	9,657,730
Asset-Backed Securities	0	3,297,568	0	3,297,568
Sovereign Issues	0	10,084,363	0	10,084,363
Convertible Preferred Securities
Banking & Finance	0	213,252	0	213,252

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Preferred Securities
Banking & Finance	$9,925	$4,155	$0	$14,080
Short-Term Instruments
Certificates of Deposit	0	676,376	0	676,376
Commercial Paper	0	439,768	0	439,768
Repurchase Agreements	0	33,607	0	33,607
China Treasury Bills	0	31	0	31
Japan Treasury Bills	0	1,835,761	0	1,835,761
Mexico Treasury Bills	0	11,977	0	11,977
U.S. Treasury Bills	0	12,986	0	12,986
	$9,925	$132,305,904	$900,782	$133,216,611

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,100,806	$0	$0	$1,100,806
Total Investments	$1,110,731	$132,305,904	$900,782	$134,317,417

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(41,651)	$0	$(41,651)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32,069	93,116	0	125,185
Over the counter	14	4,517,904	423	4,518,341
	$32,083	$4,611,020	$423	$4,643,526

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21,414)	(2,638)	0	(24,052)
Over the counter	0	(1,254,608)	0	(1,254,608)
	$(21,414)	$(1,257,246)	$0	$(1,278,660)

Totals	$1,121,400	$135,618,027	$901,205	$137,640,632

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$19,268	$0	$(3,815)	$0	$0	$(18)	$0	$0	$15,435	$(18)
Corporate Bonds & Notes
Banking & Finance	439,357	292,846	(6,254)	401	(6)	(14,155)	0	(8,024)	704,165	(14,248)
Industrials	55,446	0	(5,374)	(79)	(14)	(1,244)	0	(46,135)	2,600	(24)
Utilities	12	0	(6)	0	0	0	0	0	6	0
U.S. Government Agencies	19,031	40,692	(1,695)	(97)	(21)	302	0	0	58,212	247
Mortgage-Backed Securities	257,706	0	(18,425)	(107)	(290)	(3,572)	0	(114,948)	120,364	(2,210)
Short-Term Instruments
Short-Term Notes	221,899	0	(224,029)	858	0	1,272	0	0	0	0

	$1,012,719	$333,538	$(259,598)	$976	$(331)	$(17,415)	$0	$(169,107)	$900,782	$(16,253)

Financial Derivative Instruments - Assets
Over the counter	$795	$0	$0	$0	$0	$(372)	$0	$0	$423	$(372)

Totals	$1,013,514	$333,538	$(259,598)	$976	$(331)	$(17,787)	$0	$(169,107)	$901,205	$(16,625)

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$15,435	Proxy Pricing	Base Price	99.82
Corporate Bonds & Notes
Banking & Finance	704,165	Proxy Pricing	Base Price	96.90 - 113.00
Industrials	2,600	Third Party Vendor	Broker Quote	29.00 - 106.00
Utilities	6	Third Party Vendor	Broker Quote	100.00
U.S. Government Agencies	58,212	Proxy Pricing	Base Price	94.96 - 107.00
Mortgage-Backed Securities	104,118	Third Party Vendor	Broker Quote	75.75 - 103.08
	16,246	Proxy Pricing	Base Price	84.82 - 99.83

Financial Derivative Instruments - Assets
Over the counter	423	Indicative Market Quotation	Broker Quote	0.53

Total	$901,205

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

38	See Accompanying Notes

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
COM	Commerz Bank AG	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
DBL	Deutsche Bank AG London	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar
EUR	Euro	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	MCDX	Municipal Bond Credit Derivative Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
AID	Agency International Development	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	TIIE	Tasa de Interés Interbancaria de Equilibrio
CBO	Collateralized Bond Obligation	FSB	Federal Savings Bank

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ PETER G. STRELOW

Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER G. STRELOW

Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By:	/s/ TRENT W. WALKER

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015